                                                              File No. 033-31375
                                                                        811-5929

     As filed with the Securities and Exchange Commission on April 24, 2015

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.    [ ]

                       Post-Effective Amendment No. 43 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 45

                        (Check appropriate box or boxes)

                             AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                  Depositor's Telephone Number: (317) 285-1588

                                Richard M. Ellery
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 1, 2015 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



      May 1, 2015

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)

            ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368

                               (800) 249-6269
ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA
                                 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2015, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2015

                             TABLE OF CONTENTS



DESCRIPTION                                              PAGE

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Fixed Interest Account and Stable Value Account....     38
   Contributions......................................     38
   Transfers..........................................     38
   Withdrawals........................................     39
   The Death Benefit..................................     39
   Death Benefits and Multiple Beneficiaries..........     39
   Annuity Options....................................     39
   Charges............................................     39
   Withdrawal Charge..................................     39
   Premium Tax Charge.................................     39
   Asset Charge.......................................     39
   Administrative Charge..............................     39
   Additional Charges and Fees........................     39
   Expenses of the Funds..............................     40
   Ten-Day Free Look..................................     40
   Termination by the Owner...........................     40
   Contacting AUL.....................................     40

EXPENSE TABLE.........................................     41

CONDENSED FINANCIAL INFORMATION.......................     42

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................    207
   American United Life Insurance Company(R)..........    207
   Variable Account...................................    207
   The Funds..........................................    207
   Revenue AUL Receives...............................    208
   Funds and Objectives...............................    209

THE CONTRACTS.........................................    224
   General............................................    224

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD........................    224
   Contributions under the Contracts..................    224
   Ten-Day Free Look..................................    224
   Initial and Single Contributions...................    224
   Allocation of Contributions........................    224
   Subsequent Contributions Under Recurring
    Contribution Contracts............................    225
   Transfers of Account Value.........................    225
   Abusive Trading Practices..........................    225
   Late Trading.......................................    225
   Market Timing......................................    226
   Participant's Variable Account Value...............    226
   Accumulation Units.................................    226



DESCRIPTION                                              PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value............................    226
   Net Investment Factor..............................    226
   Dollar Cost Averaging Program......................    227

CASH WITHDRAWALS AND THE
DEATH BENEFIT.........................................    227
   Cash Withdrawals...................................    227
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs..............    228
   Constraints on Withdrawals.........................    228
   General............................................    228
   403(b) Programs....................................    228
   Texas Optional Retirement Program..................    229
   The Death Benefit..................................    229
   Death Benefits and Multiple Beneficiaries..........    229
   Termination by the Owner...........................    229
   Termination by AUL.................................    230
   Payments from the Variable Account.................    231

CHARGES AND DEDUCTIONS................................    231
   Premium Tax Charge.................................    231
   Withdrawal Charge..................................    231
   Asset Charge.......................................    232
   Variable Investment Plus...........................    232
   Administrative Charge..............................    232
   Additional Charges and Fees........................    232
   Other Charges......................................    233
   Variations in Charges..............................    233
   Guarantee of Certain Charges.......................    233
   Expenses of the Funds..............................    234

ANNUITY PERIOD........................................    234
   General............................................    234
   Annuity Options....................................    234
   Option 1 - Life Annuity............................    234
   Option 2 - Certain and Life Annuity................    234
   Option 3 - Survivorship Annuity....................    234
   Option 4 - Installment Refund Life Annuity.........    234
   Option 5 - Fixed Periods...........................    235
   Selection of an Option.............................    235

THE FIXED INTEREST ACCOUNT............................    235
   Interest...........................................    235
   Withdrawals and Transfers..........................    236
   Transfer of Interest Option........................    236
   Contract Charges...................................    237
   Payments from the Fixed Interest Account...........    237
   403(b) Plan Loans..................................    237

THE STABLE VALUE ACCOUNT..............................    237
   In General.........................................    237

                             TABLE OF CONTENTS



DESCRIPTION                                             PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value......................    238
   Transfers to and from the SVA.....................    238
   Benefits Paid from the SVA........................    238
   Annuities Paid from the SVA.......................    238
   Contract Termination..............................    238

MORE ABOUT THE CONTRACTS.............................    239
   Designation and Change of Beneficiary.............    239
   Assignability.....................................    239
   Proof of Age and Survival.........................    239
   Misstatements.....................................    239
   Termination of Recordkeeping Services.............    239

FEDERAL TAX MATTERS..................................    240
   Introduction......................................    240
   Tax Status of the Company and
    the Variable Account.............................    240
   Tax Treatment of Retirement Programs..............    240
   401 Employee Benefit Plans........................    241
   403(b) Plans......................................    241



DESCRIPTION                                             PAGE

FEDERAL TAX MATTERS (CONTINUED)
   408 and 408A Programs.............................    241
   409A and 457 Programs.............................    241
   HSA, HRA, and OPEB Employee Benefit Plans.........    242
   Tax Penalty.......................................    242
   Withholding.......................................    242

OTHER INFORMATION....................................    243
   Mixed and Shared Funding..........................    243
   Voting of Shares of the Funds.....................    243
   Substitution of Investments.......................    243
   Redemption Fees...................................    244
   Changes to Comply with Law and Amendments.........    244
   Reservation of Rights.............................    244
   Periodic Reports..................................    244
   Payments to Agents, Intermediaries and
    other Financial Professionals....................    245
   Legal Proceedings.................................    245
   Legal Matters.....................................    245
   Financial Statements..............................    245

STATEMENT OF ADDITIONAL INFORMATION..................    246

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.


BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.


CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).

EMPLOYER - An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.


IRS - Internal Revenue Service.

OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.

PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                            SUMMARY



This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.



PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following Funds:


                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------
AB 2010 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2010                          Strategies
Retirement Strategy)

AB 2010 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2010                          Strategies
Retirement Strategy)

AB 2015 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2015                          Strategies
Retirement Strategy)

AB 2015 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2015                          Strategies
Retirement Strategy)



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------
AB 2020 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2020                          Strategies
Retirement Strategy)

AB 2020 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2020                          Strategies
Retirement Strategy)

AB 2025 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2025                          Strategies
Retirement Strategy)

AB 2025 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2025                          Strategies
Retirement Strategy)

AB 2030 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2030                          Strategies
Retirement Strategy)

AB 2030 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2030                          Strategies
Retirement Strategy)

AB 2035 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2035                          Strategies
Retirement Strategy)

AB 2035 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2035                          Strategies
Retirement Strategy)

AB 2040 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2040                          Strategies
Retirement Strategy)

AB 2040 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2040                          Strategies
Retirement Strategy)

AB 2045 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2045                          Strategies
Retirement Strategy)

AB 2045 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2045                          Strategies
Retirement Strategy)

AB 2050 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2050                          Strategies
Retirement Strategy)

AB 2050 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2050                          Strategies
Retirement Strategy)

AB 2055 Retirement Strategy             Advisor           AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2055                          Strategies
Retirement Strategy)

AB 2055 Retirement Strategy             R                 AllianceBernstein Retirement         AllianceBernstein LP
(Formerly AllianceBernstein 2055                          Strategies
Retirement Strategy)


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund              R                 AllianceBernstein Value Funds        AllianceBernstein LP
(Formerly AllianceBernstein Core
Opportunities Fund)

AB Discovery Growth Fund                R                 AllianceBernstein Growth Funds       AllianceBernstein LP
(Formerly AllianceBernstein
Discovery Growth Fund)

AB Discovery Value Fund (Formerly       R                 AllianceBernstein Value Funds        AllianceBernstein LP
AllianceBernstein Discovery Value
Fund)

AB High Income Fund (Formerly           Advisor           The AllianceBernstein Bond           AllianceBernstein LP
AllianceBernstein High Income                             Funds
Fund)

AB High Income Fund (Formerly           R                 The AllianceBernstein Bond           AllianceBernstein LP
AllianceBernstein High Income                             Funds
Fund)

AB International Growth Fund            R                 AllianceBernstein Growth Funds       AllianceBernstein LP
(Formerly AllianceBernstein
International Growth Fund)

AB International Value Fund             R                 AllianceBernstein Value Funds        AllianceBernstein LP
(Formerly AllianceBernstein
International Value Fund)

AB Small Cap Growth Fund                R                 AllianceBernstein Growth Funds       AllianceBernstein LP
(Formerly AllianceBernstein Small
Cap Growth Fund)

AB Value Fund (Formerly                 R                 AllianceBernstein Value Funds        AllianceBernstein LP
AllianceBernstein Value Fund)

Alger Balanced Portfolio                I-2               Alger Portfolios                     Fred Alger Management, Inc.

Alger Capital Appreciation              I                 The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional

Alger Capital Appreciation              R                 The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional

Alger Capital Appreciation Portfolio    I-2               Alger Portfolios                     Fred Alger Management, Inc.

Alger Large Cap Growth Portfolio        I-2               Alger Portfolios                     Fred Alger Management, Inc.

Alger Small Cap Growth                  I                 The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional Fund

Alger Small Cap Growth                  R                 The Alger Institutional Funds        Fred Alger Management, Inc.
Institutional Fund

AllianzGI NFJ Dividend Value Fund       Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Dividend Value Fund       R                 Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        R                 Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Small-Cap Value Fund      Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      R                 Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2015 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2015 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement Income Fund        A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement Income Fund        Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
                                                                                               Management LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
American Century Disciplined            A*                American Century Disciplined         American Century Investment
Growth Fund                                               Growth Fund                          Management, Inc.

American Century Disciplined            Investor          American Century Disciplined         American Century Investment
Growth Fund                                               Growth Fund                          Management, Inc.

American Century Diversified Bond       A*                American Century Investments         American Century Investment
Fund                                                                                           Management, Inc.

American Century Diversified Bond       Investor          American Century Investments         American Century Investment
Fund                                                                                           Management, Inc.

American Century Emerging               A*                American Century World Mutual        American Century Investment
Markets                                                   Funds, Inc                           Management, Inc.

American Century Emerging               Investor          American Century World Mutual        American Century Investment
Markets                                                   Funds, Inc                           Management, Inc.

American Century Equity Growth          A*                American Century Quantitative        American Century Investment
                                                          Equity Funds, Inc                    Management, Inc.

American Century Equity Growth          Investor          American Century Quantitative        American Century Investment
                                                          Equity Funds, Inc                    Management, Inc.

American Century Equity Income          A*                American Century Capital             American Century Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century Equity Income          Investor          American Century Capital             American Century Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century Ginnie Mae             A*                American Century Government          American Century Investment
                                                          Income Trust                         Management, Inc.

American Century Growth                 A*                American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century Heritage               A*                American Century Mutual Funds,       American Century Investment
                                                          Inc.                                 Management, Inc.

American Century Heritage               Investor          American Century Mutual Funds,       American Century Investment
                                                          Inc.                                 Management, Inc.

American Century Income &               Investor          American Century Quantitative        American Century Investment
Growth                                                    Equity Funds, Inc                    Management, Inc.

American Century Inflation-             A*                American Century Investments         American Century Investment
Adjusted Bond                                                                                  Management, Inc.

American Century International          A*                American Century International       American Century Investment
Bond                                                      Bond Funds                           Management, Inc.

American Century International          Investor          American Century International       American Century Investment
Bond                                                      Bond Funds                           Management, Inc.

American Century International          A*                American Century World Mutual        American Century Investment
Discovery                                                 Funds, Inc.                          Management, Inc.

American Century International          Investor          American Century World Mutual        American Century Investment
Discovery                                                 Funds, Inc.                          Management, Inc.

American Century International          A*                American Century World Mutual        American Century Investment
Growth                                                    Funds, Inc.                          Management, Inc.

American Century International          Investor          American Century World Mutual        American Century Investment
Growth                                                    Funds, Inc.                          Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
American Century Large Company          A*                American Century Capital             American Century Investment
Value                                                     Portfolios, Inc.                     Management, Inc.

American Century Mid Cap Value          A*                American Century Capital             American Century Investment
Fund                                                      Portfolios, Inc.                     Management, Inc.

American Century Mid Cap Value          Investor          American Century Capital             American Century Investment
Fund                                                      Portfolios, Inc.                     Management, Inc.

American Century One Choice 2020        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2020        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2025        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2025        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2030        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2030        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2035        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2035        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2040        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2040        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2045        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2045        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2050        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2050        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2055        A*                American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice 2055        Investor          American Century Asset               American Century Investment
Portfolio                                                 Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice In          A*                American Century Asset               American Century Investment
Retirement Portfolio(2)                                   Allocations Portfolios, Inc.         Management, Inc.

American Century One Choice In          Investor          American Century Asset               American Century Investment
Retirement Portfolio(2)                                   Allocations Portfolios, Inc.         Management, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(2) The American Century One Choice 2015 Portfolios merged into the American Century One Choice In Retirement Portfolios effective 3/25/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
American Century Real Estate            A*                American Century Capital             American Century Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century Real Estate            Investor          American Century Capital             American Century Investment
                                                          Portfolios, Inc.                     Management, Inc.

American Century Select                 A*                American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century Select                 Investor          American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century Small Cap              A*                American Century Investments         American Century Investment
Growth                                                                                         Management, Inc.

American Century Small Cap Value        A*                American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century Small Cap Value        Investor          American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century Small Company          A*                American Century Quantitative        American Century Investment
                                                          Equity Funds, Inc                    Management, Inc.

American Century Strategic              A*                American Century Strategic Asset     American Century Investment
Allocation: Aggressive                                    Allocations, Inc.                    Management, Inc.

American Century Strategic              Investor          American Century Strategic Asset     American Century Investment
Allocation: Aggressive                                    Allocations, Inc.                    Management, Inc.

American Century Strategic              A*                American Century Strategic Asset     American Century Investment
Allocation: Conservative                                  Allocations, Inc.                    Management, Inc.

American Century Strategic              Investor          American Century Strategic Asset     American Century Investment
Allocation: Conservative                                  Allocations, Inc.                    Management, Inc.

American Century Strategic              A*                American Century Strategic Asset     American Century Investment
Allocation: Moderate                                      Allocations, Inc.                    Management, Inc.

American Century Strategic              Investor          American Century Strategic Asset     American Century Investment
Allocation: Moderate                                      Allocations, Inc.                    Management, Inc.

American Century Ultra                  A*                American Century Mutual Funds,       American Century Investment
                                                          Inc.                                 Management, Inc.

American Century Ultra                  Investor          American Century Mutual Funds,       American Century Investment
                                                          Inc.                                 Management, Inc.

American Century Value                  A*                American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century Value                  Investor          American Century Investments         American Century Investment
                                                                                               Management, Inc.

American Century VP Capital             I                 American Century Investments         American Century Investment
Appreciation Fund                                                                              Management, Inc.

American Funds AMCAP Fund               R3                American Funds                       Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R4                American Funds                       Capital Research and
                                                                                               Management Company

American Funds American                 R3                American Funds                       Capital Research and
Balanced Fund                                                                                  Management Company



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------
American Funds American                 R4                American Funds                       Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American High            R3                American Funds                       Capital Research and
Income Trust                                                                                   Management Company

American Funds American High            R4                American Funds                       Capital Research and
Income Trust                                                                                   Management Company

American Funds Capital World            R3                American Funds                       Capital Research and
Growth and Income                                                                              Management Company

American Funds Capital World            R4                American Funds                       Capital Research and
Growth and Income                                                                              Management Company

American Funds EuroPacific Growth       R3                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R4                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R5                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds Fundamental              R3                American Funds                       Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R4                American Funds                       Capital Research and
Investors                                                                                      Management Company

American Funds Intermediate Bond        R3                American Funds                       Capital Research and
Fund of America                                                                                Management Company

American Funds Intermediate Bond        R4                American Funds                       Capital Research and
Fund of America                                                                                Management Company

American Funds New Perspective          R3                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R4                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds New World Fund           R3                American Funds                       Capital Research and
                                                                                               Management Company

American Funds New World Fund           R4                American Funds                       Capital Research and
                                                                                               Management Company

American Funds SMALLCAP World           R3                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds SMALLCAP World           R4                American Funds                       Capital Research and
Fund                                                                                           Management Company

American Funds The Growth Fund          R3                American Funds                       Capital Research and
of America                                                                                     Management Company

American Funds The Growth Fund          R4                American Funds                       Capital Research and
of America                                                                                     Management Company

American Funds Washington               R3                American Funds                       Capital Research and
Mutual Investors Fund                                                                          Management Company

American Funds Washington               R4                American Funds                       Capital Research and
Mutual Investors Fund                                                                          Management Company



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
AMG Managers Cadence Capital            Investor          Managers Funds                       Managers Investment Group LLC
Appreciation Fund (Formerly
Managers Cadence Capital
Appreciation Fund)

AMG Managers Cadence Mid Cap            Investor          Managers Funds                       Managers Investment Group LLC
Fund (Formerly Managers Cadence
Mid Cap Fund)

AMG Managers Cadence Mid Cap            Service           Managers Funds                       Managers Investment Group LLC
Fund (Formerly Managers Cadence
Mid Cap Fund)

Ariel Appreciation Fund                 Investor          Ariel Mutual Funds, Inc.             Ariel Investments, LLC

Ariel Fund                              Investor          Ariel Mutual Funds, Inc.             Ariel Investments, LLC

Ave Maria Catholic Values Fund          No Load           Ave Maria Mutual Funds               Schwartz Investment Counsel Inc.

Ave Maria Growth Fund                   No Load           Ave Maria Mutual Funds               Schwartz Investment Counsel Inc.

Ave Maria Opportunity Fund              No Load           Ave Maria Mutual Funds               Schwartz Investment Counsel Inc.

Ave Maria Rising Dividend Fund          No Load           Ave Maria Mutual Funds               Schwartz Investment Counsel Inc.

Ave Maria World Equity Fund             No Load           Ave Maria Mutual Funds               Schwartz Investment Counsel Inc.

BlackRock Equity Dividend Fund          Institutional     BlackRock Equity Dividend Fund       BlackRock Advisors LLC

BlackRock Global Allocation Fund        Institutional     BlackRock Global Allocation          BlackRock Advisors LLC
                                                          Fund, Inc.

BlackRock Global Allocation Fund        R                 BlackRock Global Allocation          BlackRock Advisors LLC
                                                          Fund, Inc.

BlackRock GNMA Portfolio                Service           Blackrock GNMA Fund                  BlackRock Advisors LLC

BlackRock Small Cap Growth Equity       Institutional     BlackRock Funds Equity               BlackRock Advisors LLC
Portfolio                                                 Portfolios

BlackRock Total Return Fund(3)          A*                BlackRock Total Return Fund          BlackRock Advisors LLC

BlackRock Total Return Fund(3)          R                 BlackRock Total Return Fund          BlackRock Advisors LLC

BMO Mid-Cap Growth                      Y                 BMO Funds, Inc.                      BMO Investment Distributors, LLC

BMO Mid-Cap Value                       Y                 BMO Funds, Inc.                      BMO Investment Distributors, LLC

BMO Small-Cap Growth                    Y                 BMO Funds, Inc.                      BMO Investment Distributors, LLC

BMO Small-Cap Value(4)                  A*                BMO Funds, Inc.                      BMO Investment Distributors, LLC

Calvert Equity Portfolio                A*                Calvert Social Investment Fund       Calvert Investment Management,
                                                                                               Inc.

Calvert Income Fund                     A*                Calvert Income Funds                 Calvert Investment Management,
                                                                                               Inc.

Calvert Small Cap Fund                  A*                Calvert Sustainable Investment       Calvert Investment Management,
                                                          Fund                                 Inc.

Calvert VP SRI Mid Cap Growth           No Load           Calvert Variable Series, Inc.        Calvert Investment Management,
Portfolio                                                                                      Inc.

ClearBridge Aggressive Growth           FI                Legg Mason Funds                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.



(4) BMO Small-Cap Value Y Class merged into BMO Small-Cap Value A Class effective 4/21/2015. BMO Small-Cap Value A Class added effective 4/20/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth           R                 Legg Mason Funds                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Appreciation Fund           FI                Legg Mason Funds                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Appreciation Fund           R                 Legg Mason Funds                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

Columbia Acorn International Fund       A*                Columbia Acorn Family of Funds       Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       R4                Columbia Acorn Family of Funds       Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Z                 Columbia Acorn Family of Funds       Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Contrarian Core Fund(3)        A*                Columbia Contrarian Core Fund        Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Contrarian Core Fund(3)        R4                Columbia Contrarian Core Fund        Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Dividend Income Fund           A*                Columbia Dividend Income Fund        Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Dividend Income Fund           R4                Columbia Dividend Income Fund        Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Emerging Markets Bond          A*                Columbia Emerging Markets            Columbia Management
Fund                                                      Fund                                 Investment Advisers, LLC

Columbia Emerging Markets Bond          Z                 Columbia Emerging Markets            Columbia Management
Fund                                                      Fund                                 Investment Advisers, LLC

Columbia Marsico Global Fund(3)         A*                Columbia Marsico Global Fund         Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Marsico Global Fund(3)         R4                Columbia Marsico Global Fund         Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Mid Cap Index Fund             A*                Columbia Mid Cap Index Fund          Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Mid Cap Value Fund(3)          A*                Columbia Mid Cap Value Fund          Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Mid Cap Value Fund(3)          R4                Columbia Mid Cap Value Fund          Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Multi-Advisor Small Cap        A*                Columbia Multi Advisor Small         Columbia Management
Value                                                     Cap Value                            Investment Advisers, LLC

Columbia Multi-Advisor Small Cap        R4                Columbia Multi Advisor Small         Columbia Management
Value                                                     Cap Value                            Investment Advisers, LLC

Columbia Multi-Advisor Small Cap        Z                 Columbia Multi Advisor Small         Columbia Management
Value                                                     Cap Value                            Investment Advisers, LLC

Columbia Select Large-Cap Value         A*                Columbia Select Large-Cap Value      Columbia Management
Fund(3)                                                   Fund                                 Investment Advisers, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value         R4                Columbia Select Large-Cap Value      Columbia Management
Fund(3)                                                   Fund                                 Investment Advisers, LLC

Columbia Select Smaller-Cap Value       A*                Columbia Select Smaller-Cap          Columbia Management
Fund(3)                                                   Value Fund                           Investment Advisers, LLC

Columbia Select Smaller-Cap Value       R4                Columbia Select Smaller-Cap          Columbia Management
Fund(3)                                                   Value Fund                           Investment Advisers, LLC

Columbia Seligman                       A*                Columbia Seligman                    Columbia Management
Communications and Information                            Communications and Information       Investment Advisers, LLC

Columbia Seligman                       R4                Columbia Seligman                    Columbia Management
Communications and Information                            Communications and Information       Investment Advisers, LLC

Columbia Seligman                       Z                 Columbia Seligman                    Columbia Management
Communications and Information                            Communications and Information       Investment Advisers, LLC

Columbia Small Cap Index Fund           A*                Columbia Small Cap Index Fund        Columbia Management
                                                                                               Investment Advisers, LLC

Columbia U.S. Government                A*                Columbia US Government               Columbia Management
Mortgage Fund(3)                                          Mortgage Fund                        Investment Advisers, LLC

Columbia U.S. Government                R4                Columbia US Government               Columbia Management
Mortgage Fund((3))                                        Mortgage Fund                        Investment Advisers, LLC

CRM Mid Cap Value                       Investor          CRM Funds                            Cramer Rosenthal McGlynn, LLC

CRM Small Cap Value                     Investor          CRM Funds                            Cramer Rosenthal McGlynn, LLC

Deutsche Alternative Asset              A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Allocation Fund (Formerly DWS                             Management                           Inc.
Alternative Asset Allocation Fund)

Deutsche Alternative Asset              S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Allocation Fund (Formerly DWS                             Management                           Inc.
Alternative Asset Allocation Fund)

Deutsche Enhanced Commodity             A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Strategy Fund(3)                                          Management                           Inc.

Deutsche Enhanced Commodity             S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Strategy Fund(3)                                          Management                           Inc.

Deutsche Global Infrastructure          A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Fund(3)                                                   Management                           Inc.

Deutsche Global Infrastructure          S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Fund(3)                                                   Management                           Inc.

Deutsche Large Cap Value Fund           A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS Large Cap Value                             Management                           Inc.
Fund)

Deutsche Large Cap Value Fund           S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS Large Cap Value                             Management                           Inc.
Fund)

Deutsche Mid Cap Value Fund             A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS Mid Cap Value                               Management                           Inc.
Fund)



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mid Cap Value Fund             S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS Mid Cap Value                               Management                           Inc.
Fund )

Deutsche Real Estate Securities         A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS RREEF Real Estate                           Management                           Inc.
Securities)

Deutsche Real Estate Securities         S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS RREEF Real Estate                           Management                           Inc.
Securities)

Deutsche Small Cap Value Fund           A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS Small Cap Value                             Management                           Inc.
Fund)

Deutsche Small Cap Value Fund           S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
(Formerly DWS Small Cap Value                             Management                           Inc.
Fund)

Deutsche Strategic Government           S                 Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Securities (Formerly DWS Strategic                        Management                           Inc.
Government Securities)

Deutsche Strategic Government           A*                Deutsche Asset and Wealth            Deutsche Inv Mgmt Americas
Securities (Formerly DWS Strategic                        Management                           Inc.
Government Securities)

DFA Emerging Markets Value              R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA Global Allocation 25/75             R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA Global Allocation 60/40             R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA Global Equity                       R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA International Value                 R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

DFA US Targeted Value                   R2                DFA Investment Dimensions            Dimensional Fund Advisors LP
                                                          Group, Inc.

Federated High Yield Trust              Institutional     Federated High Yield                 Federated Investment
                                                                                               Management Company

Federated High Yield Trust              Service           Federated High Yield                 Federated Investment
                                                                                               Management Company

Federated International Leaders         A*                Federated Investors Fund             Federated Global Investment
Fund                                                                                           Management Corp.

Federated International Leaders         Institutional     Federated Investors Fund             Federated Global Investment
Fund                                                                                           Management Corp.

Federated Kaufmann Large Cap            A*                Federated Investors Fund             Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated Kaufmann Large Cap            Institutional     Federated Investors Fund             Federated Equity Mgmt Company
Fund                                                                                           Of Penn



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Federated MDT All Cap Core Fund         A*                Federated Investors Fund             Federated MDTA LLC

Federated MDT All Cap Core Fund         Institutional     Federated Investors Fund             Federated MDTA LLC

Fidelity Advisor Diversified            T                 Fidelity Advisor Funds               Fidelity Management & Research
International Fund                                                                             Company

Fidelity Advisor Diversified Stock      Institutional     Fidelity Advisor Funds               Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Diversified Stock      T                 Fidelity Advisor Funds               Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Dividend Growth        T                 Fidelity Advisor Funds               Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Equity Growth Fund     T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Equity Income Fund     T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Freedom 2010 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2010 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2050 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2050 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      A*                Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      T                 Fidelity Advisor Funds               Strategic Advisers, Inc.

Fidelity Advisor Freedom Income         A*                Fidelity Advisor Funds               Strategic Advisers, Inc.
Fund

Fidelity Advisor Freedom Income         T                 Fidelity Advisor Funds               Strategic Advisers, Inc.
Fund

Fidelity Advisor Growth & Income        T                 Fidelity Advisor Funds               Fidelity Management & Research
Fund                                                                                           Company



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth                 T                 Fidelity Advisor Funds               Fidelity Management & Research
Opportunities Fund                                                                             Company

Fidelity Advisor International          T                 Fidelity Advisor Funds               Fidelity Management & Research
Capital Appreciation Fund                                                                      Company

Fidelity Advisor Leveraged              A*                Fidelity Advisor Funds               Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor Leveraged              T                 Fidelity Advisor Funds               Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor New Insights Fund      A*                Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund      T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Overseas Fund          T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Real Estate Fund       A*                Fidelity Advisor Funds               FidelitySelectCo, LLC

Fidelity Advisor Real Estate Fund       I                 Fidelity Advisor Funds               FidelitySelectCo, LLC

Fidelity Advisor Real Estate Fund       T                 Fidelity Advisor Funds               FidelitySelectCo, LLC

Fidelity Advisor Small Cap Fund         A*                Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Small Cap Fund         T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Stock Selector All     T                 Fidelity Advisor Funds               Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Stock Selector Mid     T                 Fidelity Advisor Funds               Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Strategic              Institutional     Fidelity Strategic Dividend &        Fidelity Management & Research
Dividend & Income Fund                                    Income Fund                          Company

Fidelity Advisor Strategic              T                 Fidelity Strategic Dividend &        Fidelity Management & Research
Dividend & Income Fund                                    Income Fund                          Company

Fidelity Advisor Strategic Income       A*                Fidelity Advisor Funds               Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Total Bond Fund        I                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Total Bond Fund        T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Value Fund             A*                Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Value Fund             T                 Fidelity Advisor Funds               Fidelity Management & Research
                                                                                               Company

Fidelity VIP Asset Manager Portfolio    Initial           Fidelity Variable Insurance          FidelitySelectCo, LLC
                                                          Products Funds



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio       Initial           Fidelity Variable Insurance          Fidelity Management & Research
                                                          Products Funds                       Company


Fidelity VIP Growth Portfolio           Initial           Fidelity Variable Insurance          Fidelity Management & Research
                                                          Products Funds                       Company

Fidelity VIP High Income Portfolio      Initial           Fidelity Variable Insurance          Fidelity Management & Research
                                                          Products Funds                       Company

Fidelity VIP Overseas Portfolio         Initial           Fidelity Variable Insurance          Fidelity Management & Research
                                                          Products Funds                       Company

Franklin Flex Cap Growth                R                 Franklin Strategic Seties Fund       Franklin Advisers, Inc.

Franklin Growth Fund                    A*                Frankllin Custodian Funds            Franklin Advisers, Inc.

Franklin Growth Fund                    R                 Frankllin Custodian Funds            Franklin Advisers, Inc.

Franklin Income Fund                    Advisor           Frankllin Custodian Funds            Franklin Advisers, Inc.

Franklin Income Fund                    R                 Frankllin Custodian Funds            Franklin Advisers, Inc.

Franklin Mutual Global Discovery        R                 Franklin Mutual Series Fund          Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        Z                 Franklin Mutual Series Fund          Franklin Mutual Advisers, LLC
Fund

Franklin Small Cap Value Fund           A*                Franklin Value Investors Trust       Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           R                 Franklin Value Investors Trust       Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth           R                 Franklin Strategic Series            Franklin Advisers, Inc.
Fund

Franklin Strategic Income Fund          A*                Franklin Strategic Income Fund       Franklin Advisers, Inc.

Franklin Strategic Income Fund          R                 Franklin Strategic Income Fund       Franklin Advisers, Inc.

Goldman Sachs Growth                    IR                Goldman Sachs Fundamental            Goldman Sachs Asset
Opportunities Fund                                        Equity Growth Funds                  Management, L.P.

Goldman Sachs Growth                    Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Opportunities Fund                                        Equity Growth Funds                  Management, L.P.

Goldman Sachs Growth Strategy           Institutional     Goldman Sachs Fund of Funds          Goldman Sachs Asset
Portfolio                                                 Portfolio                            Management, L.P.

Goldman Sachs Growth Strategy           Service           Goldman Sachs Fund of Funds          Goldman Sachs Asset
Portfolio                                                 Portfolio                            Management, L.P.

Goldman Sachs International Equity      Institutional     Goldman Sachs Structured             Goldman Sachs Asset
Insights                                                  International Equity Funds           Management, L.P.

Goldman Sachs International Equity      Service           Goldman Sachs Structured             Goldman Sachs Asset
Insights                                                  International Equity Funds           Management, L.P.

Goldman Sachs Large Cap Value           IR                Goldman Sachs Domestic Equity        Goldman Sachs Asset
Insights                                                  Insights Funds                       Management, L.P.

Goldman Sachs Large Cap Value           Service           Goldman Sachs Domestic Equity        Goldman Sachs Asset
Insights                                                  Insights Funds                       Management, L.P.

Goldman Sachs Mid Cap Value             Institutional     Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Value Funds                   Management, L.P.



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value             Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Value Funds                   Management, L.P.

Goldman Sachs Satellite Strategies      IR                Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Growth Funds                  Management, L.P.

Goldman Sachs Satellite Strategies      Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Fund                                                      Equity Growth Funds                  Management, L.P.

Goldman Sachs Small Cap Value           Institutional     Goldman Sachs Fundamental            Goldman Sachs Asset
                                                          Equity Value Funds                   Management, L.P.

Goldman Sachs Small Cap Value           Service           Goldman Sachs Fundamental            Goldman Sachs Asset
                                                          Equity Value Funds                   Management, L.P.

Goldman Sachs Technology                Institutional     Goldman Sachs Fundamental            Goldman Sachs Asset
Tollkeeper                                                Equity Growth Funds                  Management, L.P.

Goldman Sachs Technology                Service           Goldman Sachs Fundamental            Goldman Sachs Asset
Tollkeeper                                                Equity Growth Funds                  Management, L.P.

Goldman Sachs U.S. Equity Insights      IR                Goldman Sachs Domestic Equity        Goldman Sachs Asset
                                                          Insights Funds                       Management, L.P.

Goldman Sachs U.S. Equity Insights      Service           Goldman Sachs Domestic Equity        Goldman Sachs Asset
                                                          Insights Funds                       Management, L.P.

Henssler Equity Fund                    Institutional     The Henssler Funds, Inc.             Henssler Asset Management, LLC

Henssler Equity Fund                    Investor          The Henssler Funds, Inc.             Henssler Asset Management, LLC

INTECH U.S. Managed Volatility          S                 Janus Investment Fund                Janus Capital Management LLC
Fund (Formerly Janus INTECH U.S.
Growth Fund)((5))

Invesco American Franchise              A*                Invesco American Franchise Fund      Invesco Advisers, Inc.

Invesco American Value                  A*                Invesco American Value Fund          Invesco Advisers, Inc.

Invesco American Value                  Y                 Invesco American Value Fund          Invesco Advisers, Inc.

Invesco Comstock Fund                   A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Comstock Fund                   R                 Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Energy Fund                     A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Energy Fund                     Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Floating Rate Fund              A*                Invesco Floating Rate Fund           Invesco Advisers, Inc.

Invesco Floating Rate Fund              Y                 Invesco Floating Rate Fund           Invesco Advisers, Inc.

Invesco Global Health Care Fund         A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Global Health Care Fund         Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Global Low Volatility Equity    A*                Invesco Growth Series                Invesco Advisers, Inc.
Yield Fund

Invesco Global Low Volatility Equity    R5                Invesco Growth Series                Invesco Advisers, Inc.
Yield Fund



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(5) INTECH U.S. Managed Volatility Fund II S Class merged into the U.S. Managed Volatility Fund S Class effective 4/24/2015. INTECH U.S. Managed Volatility Fund S Class added effective 3/24/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Invesco International Growth Fund       R                 Invesco International Growth         Invesco Advisers, Inc.
                                                          Fund

Invesco International Growth Fund       R5                Invesco International Growth         Invesco Advisers, Inc.
                                                          Fund

Invesco Mid Cap Core Equity Fund        A*                Invesco Growth Series                Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        R                 Invesco Growth Series                Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             A*                Invesco Capital Development          Invesco Advisers, Inc.
                                                          Fund

Invesco Mid Cap Growth Fund             R                 Invesco Capital Development          Invesco Advisers, Inc.
                                                          Fund

Invesco Mid Cap Growth Fund             R5                Invesco Capital Development          Invesco Advisers, Inc.
                                                          Fund

Invesco Small Cap Growth Fund           A*                Invesco Growth Series                Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R                 Invesco Growth Series                Invesco Advisers, Inc.

Invesco Technology Fund                 A*                Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Technology Fund                 Investor          Invesco Sector Funds, Inc.           Invesco Advisers, Inc.

Invesco Value Opportunities             A*                Invesco Value Opportunities          Invesco Advisers, Inc.
                                                          Fund

Invesco Value Opportunities             R                 Invesco Value Opportunities          Invesco Advisers, Inc.
                                                          Fund

Ivy Asset Strategy Fund                 R                 Ivy Funds                            Ivy Investment Management Co

Ivy Asset Strategy Fund                 Y                 Ivy Funds                            Ivy Investment Management Co

Ivy Balanced Fund                       R                 Ivy Funds                            Ivy Investment Management Co

Ivy Balanced Fund                       Y                 Ivy Funds                            Ivy Investment Management Co

Ivy High Income Fund                    R                 Ivy Funds                            Ivy Investment Management Co

Ivy High Income Fund                    Y                 Ivy Funds                            Ivy Investment Management Co

Janus Aspen Balanced Portfolio          Service           Janus Investment Fund                Janus Capital Management LLC

Janus Aspen Flexible Bond Portfolio     Institutional     Janus Aspen Series                   Janus Capital Management LLC

Janus Aspen Global Research             Institutional     Janus Aspen Series                   Janus Capital Management LLC
Portfolio

Janus Aspen Perkins Mid Cap Value       Service           Janus Adviser Series                 Janus Capital Management LLC
Portfolio

Janus Balanced Fund                     R                 Janus Investment Fund                Janus Capital Management LLC

Janus Forty Fund                        A*                Janus Adviser Series                 Janus Capital Management LLC

Janus Forty Fund                        R                 Janus Adviser Series                 Janus Capital Management LLC

Janus Growth and Income Fund            R                 Janus Adviser Series                 Janus Capital Management LLC

Janus Research Fund(3)                  A*                Janus Research Fund                  Janus Capital Management LLC

Janus Research Fund(3)                  Service           Janus Research Fund                  Janus Capital Management LLC

Janus Triton Fund(3)                    A*                Janus Triton Fund                    Janus Capital Management LLC

Janus Triton Fund(3)                    Service           Janus Triton Fund                    Janus Capital Management LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
Legg Mason BW Global                    FI                Legg Mason Funds                     Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Legg Mason BW Global                    R                 Legg Mason Funds                     Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Lord Abbett Bond-Debenture Fund         A*                Lord Abbett Bond Debenture           Lord, Abbett & Co LLC
                                                          Fund

Lord Abbett Bond-Debenture Fund         R3                Lord Abbett Bond Debenture           Lord, Abbett & Co LLC
                                                          Fund

Lord Abbett Calibrated Dividend         A*                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Calibrated Dividend         R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Developing Growth           A*                Lord Abbett Developing Growth,       Lord, Abbett & Co LLC
Fund                                                      Inc.

Lord Abbett Developing Growth           P                 Lord Abbett Developing Growth,       Lord, Abbett & Co LLC
Fund                                                      Inc.

Lord Abbett Developing Growth           R3                Lord Abbett Developing Growth,       Lord, Abbett & Co LLC
Fund                                                      Inc.

Lord Abbett Fundamental Equity          A*                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Fundamental Equity          R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund(3)      I                 Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund(3)      R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Growth Opportunities        A*                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        P                 Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC
Fund

Lord Abbett High Yield Fund             A*                Lord Abbett Investment Trust         Lord, Abbett & Co LLC

Lord Abbett High Yield Fund             R3                Lord Abbett Investment Trust         Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          P                 Lord Abbett Mid-Cap Value, Inc.      Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          R3                Lord Abbett Mid-Cap Value, Inc.      Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        Institutional     Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        P                 Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        R3                Lord Abbett Research Fund, Inc.      Lord, Abbett & Co LLC

Lord Abbett Total Return Fund(3)        I                 Lord Abbett Total Return Fund        Lord, Abbett & Co LLC

Lord Abbett Total Return Fund(3)        R3                Lord Abbett Total Return Fund        Lord, Abbett & Co LLC

Lord Abbett Value Opportunities         A*                Lord Abbett Securities Trust         Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         P                 Lord Abbett Securities Trust         Lord, Abbett & Co LLC
Fund



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Value Opportunities         R3                Lord Abbett Securities Trust         Lord, Abbett & Co LLC
Fund

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Conservative Term Series

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Extended Term Series

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Maximum Term Series

Manning & Napier Pro-Blend              S                 Manning & Napier Fund, Inc.          Manning & Napier Advisors, LLC
Moderate Term Series

MFS Aggressive Growth Allocation        R2                MFS Aggressive Growth                Massachusettes Financial
Fund                                                      Allocation Fund                      Services Co

MFS Aggressive Growth Allocation        R3                MFS Aggressive Growth                Massachusettes Financial
Fund                                                      Allocation Fund                      Services Co

MFS Conservative Allocation Fund        R2                MFS Conservative Allocation          Massachusettes Financial
                                                          Fund                                 Services Co

MFS Conservative Allocation Fund        R3                MFS Conservative Allocation          Massachusettes Financial
                                                          Fund                                 Services Co

MFS Emerging Markets Debt Fund          R2                MFS Emerging Markets Debt            Massachusettes Financial
                                                          Fund                                 Services Co

MFS Emerging Markets Debt Fund          R3                MFS Emerging Markets Debt            Massachusettes Financial
                                                          Fund                                 Services Co

MFS Growth Allocation Fund              R2                MFS Growth Allocation Fund           Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R3                MFS Growth Allocation Fund           Massachusettes Financial
                                                                                               Services Co

MFS International New Discovery         A*                MFS International New Discovery      Massachusettes Financial
Fund                                                      Fund                                 Services Co

MFS International New Discovery         R2                MFS International New Discovery      Massachusettes Financial
Fund                                                      Fund                                 Services Co

MFS International Value Fund            R2                MFS International Value Fund         Massachusettes Financial
                                                                                               Services Co

MFS International Value Fund            R3                MFS International Value Fund         Massachusettes Financial
                                                                                               Services Co

MFS Massachusetts Investors             R2                MFS Massachusetts Investors          Massachusettes Financial
Growth Stock Fund                                         Growth Stock Fund                    Services Co

MFS Massachusetts Investors             R3                MFS Massachusetts Investors          Massachusettes Financial
Growth Stock Fund                                         Growth Stock Fund                    Services Co

MFS Mid Cap Growth Fund                 A*                MFS Mid Cap Growth Fund              Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R2                MFS Mid Cap Value Fund               Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R3                MFS Mid Cap Value Fund               Massachusettes Financial
                                                                                               Services Co



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
MFS Moderate Allocation Fund            R2                MFS Moderate Allocation Fund         Massachusettes Financial
                                                                                               Services Co

MFS Moderate Allocation Fund            R3                MFS Moderate Allocation Fund         Massachusettes Financial
                                                                                               Services Co

MFS New Discovery Fund                  R2                MFS New Discovery Fund               Massachusettes Financial
                                                                                               Services Co

MFS New Discovery Fund                  R3                MFS New Discovery Fund               Massachusettes Financial
                                                                                               Services Co

MFS Utilities Fund                      R2                MFS Utilities Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Utilities Fund                      R3                MFS Utilities Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Value Fund                          A*                MFS Value Fund                       Massachusettes Financial
                                                                                               Services Co

Neuberger Berman Emerging               A*                Neuberger Berman Equity Funds        Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Emerging               R3                Neuberger Berman Equity Funds        Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Focus Fund             Advisor           Neuberger Berman Equity Funds        Neuberger Berman Management
                                                                                               LLC

Neuberger Berman Large Cap Value        Advisor           Neuberger Berman Equity Funds        Neuberger Berman Management
Fund                                                                                           LLC

Neuberger Berman Small Cap              A*                Neuberger Berman Equity Funds        Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              Advisor           Neuberger Berman Equity Funds        Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              R3                Neuberger Berman Equity Funds        Neuberger Berman Management
Growth Fund                                                                                    LLC

Northern Small Cap Value Fund           R                 Northern Small Cap Value             Northern Trust Investments Inc.

Nuveen Dividend Value Fund              A*                Nuveen Dividend Value Fund           Nuveen Fund Advisors, LLC.


Nuveen Mid Cap Growth                   A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Growth                   R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Index Fund               R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Value Fund               A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Value Fund               R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Index Fund             R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Select Fund            A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Select Fund            R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Nuveen Small Cap Value Fund             A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Small Cap Value Fund             R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Strategy Growth Allocation       A*                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Nuveen Strategy Growth Allocation       R3                Nuveen Equity Funds                  Nuveen Fund Advisors, LLC.

Oak Ridge Large Cap Growth Fund         A*                Oak Ridge Investments Mutual         Oak Ridge Investments, LLC
(Formerly Pioneer Oak Ridge Large                         Funds
Cap Growth Fund)

Oak Ridge Large Cap Growth Fund         Y                 Oak Ridge Investments Mutual         Oak Ridge Investments, LLC
(Formerly Pioneer Oak Ridge Large                         Funds
Cap Growth Fund)

Oak Ridge Small Cap Growth Fund         A*                Oak Ridge Investments Mutual         Oak Ridge Investments, LLC
(Formerly Pioneer Oak Ridge Small                         Funds
Cap Growth Fund)

Oak Ridge Small Cap Growth Fund         Y                 Oak Ridge Investments Mutual         Oak Ridge Investments, LLC
(Formerly Pioneer Oak Ridge Small                         Funds
Cap Growth Fund)

Oakmark Equity and Income Fund          I                 Oakmark                              Harris Associates L.P.

OneAmerica Asset Director Portfolio     Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Asset Director Portfolio     O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Investment Grade             Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
Bond Portfolio                                                                                 LLC

OneAmerica Investment Grade             O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
Bond Portfolio                                                                                 LLC

OneAmerica Money Market                 Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
Portfolio                                                                                      LLC

OneAmerica Money Market                 O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
Portfolio                                                                                      LLC

OneAmerica Socially Responsive          Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
Portfolio                                                                                      LLC

OneAmerica Socially Responsive          O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
Portfolio                                                                                      LLC

OneAmerica Value Portfolio              Advisor           OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

OneAmerica Value Portfolio              O                 OneAmerica Funds, Inc.               OneAmerica Asset Management,
                                                                                               LLC

Oppenheimer Active Allocation           A*                OppenheimerFunds                     OFI Global Asset Management
Fund(3)

Oppenheimer Active Allocation           Y                 OppenheimerFunds                     OFI Global Asset Management
Fund(3)

Oppenheimer Core Bond Fund(3)           A*                OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Core Bond Fund(3)           Y                 OppenheimerFunds                     OFI Global Asset Management



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets          A*                OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Developing Markets          R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Developing Markets          Y                 OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Global Fund                 A*                OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Global Fund                 Y                 OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Global Fund                 R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Global Opportunities        A*                OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Global Opportunities        R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Global Opportunities        Y                 OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Global Strategic            A*                OppenheimerFunds                     OFI Global Asset Management
Income

Oppenheimer Global Strategic            R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Income

Oppenheimer Global Strategic            Y                 OppenheimerFunds                     OFI Global Asset Management
Income

Oppenheimer Gold & Special              A*                OppenheimerFunds                     OFI Global Asset Management
Minerals Fund

Oppenheimer Gold & Special              R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Minerals Fund

Oppenheimer Gold & Special              Y                 OppenheimerFunds                     OFI Global Asset Management
Minerals Fund

Oppenheimer International Bond          A*                OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer International Bond          R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer International Bond          Y                 OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer International Growth        A*                OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer International Growth        R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer International Growth        Y                 OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer International Small         A*                OppenheimerFunds                     OFI Global Asset Management
Company Fund

Oppenheimer International Small         R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Company Fund

Oppenheimer International Small         Y                 OppenheimerFunds                     OFI Global Asset Management
Company Fund



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Mid Cap         A*                OppenheimerFunds                     OFI Global Asset Management
Fund (Formerly Oppenheimer Main
Street Small & Mid Cap Fund)

Oppenheimer Main Street Mid Cap         R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Fund (Formerly Oppenheimer Main
Street Small & Mid Cap Fund)

Oppenheimer Main Street Mid Cap         Y                 OppenheimerFunds                     OFI Global Asset Management
Fund (Formerly Oppenheimer Main
Street Small & Mid Cap Fund)

Oppenheimer Main Street Select          A*                OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Main Street Select          R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Main Street Select          Y                 OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Senior Floating Rate        A*                OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Senior Floating Rate        Y                 OppenheimerFunds                     OFI Global Asset Management
Fund

Oppenheimer Small & Mid Cap             A*                OppenheimerFunds                     OFI Global Asset Management
Value Fund

Oppenheimer Small & Mid Cap             R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management
Value Fund

Oppenheimer Small & Mid Cap             Y                 OppenheimerFunds                     OFI Global Asset Management
Value Fund

Oppenheimer Value Fund                  A*                OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Value Fund                  R (Formerly N)    OppenheimerFunds                     OFI Global Asset Management

Oppenheimer Value Fund                  Y                 OppenheimerFunds                     OFI Global Asset Management

Parnassus Core Equity Fund              Investor          The Parnassus Funds                  Parnassus Investments
(Formely Parnassus Equity Income
Portfolio)

Parnassus Fund                          No Load           The Parnassus Funds                  Parnassus Investments

Parnassus Mid Cap Fund((6))             No Load           The Parnassus Funds                  Parnassus Investments

Pax World Balanced Fund                 Individual        Pax World Mutual Funds               Pax World Management LLC
                                        Investor

Pax World Balanced Fund                 R                 Pax World Mutual Funds               Pax World Management LLC

Pax World Global Environmental          Individual        Pax World Mutual Funds               Pax World Management LLC
Markets Fund                            Investor

Pax World Global Environmental          R                 Pax World Mutual Funds               Pax World Management LLC
Markets Fund

Payden Emerging Markets Bond            Investor          Payden Mutual Funds                  Payden & Rygel

Payden/Kravitz Cash Balance Plan        Advisor           Payden Mutual Funds                  Payden/Kravitz Investment
Fund                                                                                           Advisers LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(6) Parnassus Small Cap Fund merged into the Parnassus Mid Cap Fund effective 4/20/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Payden/Kravitz Cash Balance Plan        Retirement        Payden Mutual Funds                  Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

Perkins Mid Cap Value (Formerly         A*                Janus Adviser Series                 Janus Capital Management LLC
Janus Mid Cap Value)

Perkins Mid Cap Value (Formerly         R                 Janus Adviser Series                 Janus Capital Management LLC
Janus Mid Cap Value)

Perkins Small Cap Value (Formerly       S                 Janus Adviser Series                 Janus Capital Management LLC
Janus Small Cap Value)

Pimco All Asset Fund                    Admin             PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco All Asset Fund                    R                 PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco CommoditiesPLUS Strategy          Admin             PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco CommoditiesPLUS Strategy          R                 PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Commodity Real Return             Admin             PIMCO Funds                          PIMCO
Strategy

Pimco Commodity Real Return             R                 PIMCO Funds                          PIMCO
Strategy

Pimco High Yield                        Admin             PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco High Yield                        R                 PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Income Fund                       Admin             PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Income Fund                       R                 PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Real Return Fund                  Admin             PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Real Return Fund                  R                 PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Total Return Fund                 Admin             PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pimco Total Return Fund                 R                 PIMCO Funds                          Pacific Investment Management
                                                                                               Co LLC

Pioneer Bond Fund                       A*                Pioneer Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Bond Fund                       R                 Pioneer Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Bond Fund                       Y                 Pioneer Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Dynamic Credit Fund             A*                Pioneer Dynamic Credit Fund          Pioneer Investment Management
                                                                                               Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund             Y                 Pioneer Dynamic Credit Fund          Pioneer Investment Management
                                                                                               Inc.

Pioneer Emerging Markets Fund           A*                Pioneer Emerging Markets Fund        Pioneer Investment Management
                                                                                               Inc.

Pioneer Emerging Markets Fund           Y                 Pioneer Emerging Markets Fund        Pioneer Investment Management
                                                                                               Inc.

Pioneer Equity Income Fund              A*                Pioneer Equity Income Fund           Pioneer Investment Management
                                                                                               Inc.

Pioneer Equity Income Fund              R                 Pioneer Equity Income Fund           Pioneer Investment Management
                                                                                               Inc.

Pioneer Equity Income Fund              Y                 Pioneer Equity Income Fund           Pioneer Investment Management
                                                                                               Inc.

Pioneer Fund                            A*                Pioneer Fund                         Pioneer Investment Management
                                                                                               Inc.

Pioneer Fund                            R                 Pioneer Fund                         Pioneer Investment Management
                                                                                               Inc.

Pioneer Fund VCT Portfolio              I                 Pioneer Variable Life Contracts      Pioneer Investment Management
                                                          Trust                                Inc.

Pioneer Fundamental Growth Fund         A*                Pioneer Fundamental Growth           Pioneer Investment Management
                                                          Fund                                 Inc.

Pioneer Fundamental Growth Fund         Y                 Pioneer Fundamental Growth           Pioneer Investment Management
                                                          Fund                                 Inc.

Pioneer High Yield Fund                 A*                Pioneer High Yield Fund              Pioneer Investment Management
                                                                                               Inc.

Pioneer High Yield Fund                 R                 Pioneer High Yield Fund              Pioneer Investment Management
                                                                                               Inc.

Pioneer High Yield Fund                 Y                 Pioneer High Yield Fund              Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              A*                Pioneer Mid Cap Value Fund           Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              R                 Pioneer Mid Cap Value Fund           Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              Y                 Pioneer Mid Cap Value Fund           Pioneer Investment Management
                                                                                               Inc.

Pioneer Select Mid Cap Growth           A*                Pioneer Select Mid Cap Growth        Pioneer Investment Management
Fund                                                      Fund                                 Inc.

Pioneer Select Mid Cap Growth VCT       I                 Pioneer Select Mid Cap Growth        Pioneer Investment Management
Portfolio                                                 VCT Portfolio                        Inc.

Pioneer Strategic Income Fund           A*                Pioneer Strategic Income Fund        Pioneer Investment Management
                                                                                               Inc.

Pioneer Strategic Income Fund           Z                 Pioneer Strategic Income Fund        Pioneer Investment Management
                                                                                               Inc.

Prudential Financial Services Fund      A*                Prudential Financial Services Fund   Prudential Investments LLC

Prudential Financial Services Fund      Z                 Prudential Financial Services Fund   Prudential Investments LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------
Prudential Global Real Estate Fund      A*                Prudential Global Real Estate Fund   Prudential Investments LLC

Prudential Global Real Estate Fund      Z                 Prudential Global Real Estate Fund   Prudential Investments LLC

Prudential High Yield Fund              A*                Prudential High Yield Fund           Prudential Investments LLC

Prudential High Yield Fund              Z                 Prudential High Yield Fund           Prudential Investments LLC

Prudential Jennison 20/20 Focus         A*                Prudential Jennison 20/20 Focus      Prudential Investments LLC

Prudential Jennison 20/20 Focus         Z                 Prudential Jennison 20/20 Focus      Prudential Investments LLC

Prudential Jennison Health Sciences     A*                Prudential Jennison Health           Prudential Investments LLC
Fund                                                      Sciences Fund

Prudential Jennison Health Sciences     Z                 Prudential Jennison Health           Prudential Investments LLC
Fund                                                      Sciences Fund

Prudential Jennison Mid Cap             A*                Prudential Jennison Mid Cap          Prudential Investments LLC
Growth Fund                                               Growth Fund

Prudential Jennison Mid Cap             Z                 Prudential Jennison Mid Cap          Prudential Investments LLC
Growth Fund                                               Growth Fund

Prudential Jennison Natural             A*                Prudential Jennison Natural          Prudential Investments LLC
Resources Fund                                            Resources Fund

Prudential Jennison Natural             Z                 Prudential Jennison Natural          Prudential Investments LLC
Resources Fund                                            Resources Fund

Prudential Jennison Select Growth       A*                Prudential Jennison Select           Prudential Investments LLC
                                                          Growth

Prudential Jennison Select Growth       Z                 Prudential Jennison Select           Prudential Investments LLC
                                                          Growth

Prudential Jennison Small Company       A*                Prudential Jennison Small            Prudential Investments LLC
                                                          Company

Prudential Jennison Small Company       Z                 Prudential Jennison Small            Prudential Investments LLC
                                                          Company

Prudential Mid Cap Value                A*                Prudential Mid Cap Value             Prudential Investments LLC

Prudential Mid Cap Value                Z                 Prudential Mid Cap Value             Prudential Investments LLC

Prudential Total Return Bond            A*                Prudential Total Return Bond         Prudential Investments LLC

Prudential Total Return Bond            Z                 Prudential Total Return Bond         Prudential Investments LLC

Putnam Diversified Income Trust(3)      A*                Putnam Diversified Income Trust      Putnam Investment
                                                                                               Management, LLC

Putnam Diversified Income Trust(3)      Y                 Putnam Diversified Income Trust      Putnam Investment
                                                                                               Management, LLC

Putnam Fund for Growth & Income         A*                Putnam Fund for Growth &             Putnam Investment
Fund(3)                                                   Income Fund                          Management, LLC

Putnam Fund for Growth & Income         Y                 Putnam Fund for Growth &             Putnam Investment
Fund(3)                                                   Income Fund                          Management, LLC

Putnam Growth Opportunities             A*                Putnam Growth Opportunities          Putnam Investment
Fund(3)                                                   Fund                                 Management, LLC

Putnam Growth Opportunities             Y                 Putnam Growth Opportunities          Putnam Investment
Fund(3)                                                   Fund                                 Management, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Ridgeworth High Income Fund             A*                RidgeWorth Funds                     RidgeWorth Investments

Ridgeworth High Income Fund             R                 RidgeWorth Funds                     RidgeWorth Investments

Ridgeworth Large Cap Value Equity       A*                RidgeWorth Funds                     RidgeWorth Investments
Fund

Ridgeworth Large Cap Value Equity       Institutional     RidgeWorth Funds                     RidgeWorth Investments
Fund

Ridgeworth Mid Cap Value Equity         A*                RidgeWorth Funds                     RidgeWorth Investments
Fund

Ridgeworth Mid Cap Value Equity         Institutional     RidgeWorth Funds                     RidgeWorth Investments
Fund

Ridgeworth Small Cap Value Equity       A*                RidgeWorth Funds                     RidgeWorth Investments
Fund

Ridgeworth Small Cap Value Equity       Institutional     RidgeWorth Funds                     RidgeWorth Investments
Fund

Ridgeworth Total Return Bond Fund       A*                RidgeWorth Funds                     RidgeWorth Investments

Ridgeworth Total Return Bond Fund       R                 RidgeWorth Funds                     RidgeWorth Investments

Russell Commodity Strategies            S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Emerging Markets                S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Equity Fund              S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Infrastructure Fund      S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Opportunistic Credit     S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Global Real Estate Securities   S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell International Developed         S                 Russell Funds                        Russell Investment Management
Markets                                                                                        Co

Russell Investment Grade Bond           S                 Russell Funds                        Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2020 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2020 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2025 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2025 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2030 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints 2030 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2035 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2035 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2040 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2040 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2045 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2045 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2050 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2050 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints 2055 Strategy        R1                LifePoints Funds Target Date         Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints 2055 Strategy        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints Balanced Strategy    R1                LifePoints Funds Target Portfolio    Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints Balanced Strategy    R5 (Formerly      LifePoints Funds Target Portfolio    Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints Conservative         R1                LifePoints Funds Target Portfolio    Russell Investment Management
Strategy Fund                                             Series                               Co

Russell LifePoints Conservative         R5 (Formerly      LifePoints Funds Target Portfolio    Russell Investment Management
Strategy Fund                           R3)               Series                               Co

Russell LifePoints Equity Growth        R1                LifePoints Funds Target Portfolio    Russell Investment Management
Strategy Fund                                             Series                               Co

Russell LifePoints Equity Growth        R5 (Formerly      LifePoints Funds Target Portfolio    Russell Investment Management
Strategy Fund                           R3)               Series                               Co

Russell LifePoints Growth Strategy      R1                LifePoints Funds Target Portfolio    Russell Investment Management
Fund                                                      Series                               Co

Russell LifePoints Growth Strategy      R5 (Formerly      LifePoints Funds Target Portfolio    Russell Investment Management
Fund                                    R3)               Series                               Co

Russell LifePoints In Retirement        R1                LifePoints Funds Target Date         Russell Investment Management
Fund(7)                                                   Series                               Co

Russell LifePoints In Retirement        R5 (Formerly      LifePoints Funds Target Date         Russell Investment Management
Fund(7)                                 R3)               Series                               Co

Russell LifePoints Moderate Strategy    R1                LifePoints Funds Target Portfolio    Russell Investment Management
Fund                                                      Series                               Co



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(7) Russell LifePoints 2015 Strategy Funds merged into the Russell LifePoints In Retirement Funds effective 2/20/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints Moderate Strategy    R5 (Formerly      LifePoints Funds Target Portfolio    Russell Investment Management
Fund                                    R3)               Series                               Co

Russell Short Duration Bond Fund        S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell Strategic Bond Fund             S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell U.S. Core Equity Fund           S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell U.S. Defensive Equity Fund      S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell U.S. Dynamic Equity Fund        S                 Russell Funds                        Russell Investment Management
                                                                                               Co

Russell U.S. Small Cap Equity Fund      S                 Russell Funds                        Russell Investment Management
                                                                                               Co

State Street Equity 500 Index           Admin             StateStreet Institutional            SSgA Funds Management Co
                                                          Investment Trust

State Street Equity 500 Index           R                 StateStreet Institutional            SSgA Funds Management Co
                                                          Investment Trust

Steward Global Equity Income Fund       Individual        Steward Funds                        Capstone Asset Management
                                                                                               Company

Steward Large Cap Enhanced Index        Individual        Steward Funds                        Capstone Asset Management
Fund                                                                                           Company

Steward Small-Mid Cap Enhanced          Individual        Steward Funds                        Capstone Asset Management
Index Fund                                                                                     Company

T. Rowe Price Blue Chip Growth          R                 T. Rowe Price Blue Chip Growth       T. Rowe Price Associates, Inc.
Fund                                                      Fund

T. Rowe Price Equity Income Fund        R                 T. Rowe Price Equity Income          T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Equity Income             No Load           T. Rowe Price Equity Income          T. Rowe Price Associates, Inc.
Portfolio                                                 Portfolio

T. Rowe Price European Stock Fund       No Load           T. Rowe Price European Stock         T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Growth Stock Fund         Advisor           T. Rowe Price Growth Stock Fund      T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         R                 T. Rowe Price Growth Stock Fund      T. Rowe Price Associates, Inc.

T. Rowe Price International             Advisor           T. Rowe Price International          T. Rowe Price Associates, Inc.
Growth & Income                                           Growth & Income

T. Rowe Price International             R                 T. Rowe Price International          T. Rowe Price Associates, Inc.
Growth & Income                                           Growth & Income

T. Rowe Price International Stock       R                 T. Rowe Price International Stock    T. Rowe Price Associates, Inc.
Fund                                                      Fund

T. Rowe Price Mid-Cap Growth Fund       R                 T. Rowe Price Mid-Cap Growth         T. Rowe Price Associates, Inc.
                                                          Fund



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Value Fund        Advisor           T. Rowe Price Mid-Cap Value          T. Rowe Price Associates, Inc.
                                                          Fund

T. Rowe Price Mid-Cap Value Fund        R                 T. Rowe Price Mid-Cap Value Fund     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2005 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2010 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2010 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2015 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2015 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2020 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2020 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2025 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2025 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2030 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2030 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2035 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2035 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2040 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2040 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2045 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2045 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2050 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2050 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2055 Fund      Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement 2055 Fund      R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
                                                          Inc.

T. Rowe Price Retirement Balanced       Advisor           T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
Fund (Formerly T. Rowe Price                              Inc.
Retirement Income)

T. Rowe Price Retirement Balanced       R                 T. Rowe Price Retirement Funds,      T. Rowe Price Associates, Inc.
Fund (Formerly T. Rowe Price                              Inc.
Retirement Income)

Templeton Foreign Fund                  A*                Templeton Foreign Fund               Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  R                 Templeton Foreign Fund               Templeton Global Advisors
                                                                                               Limited

Templeton Global Bond Fund              A*                Templeton Income Trust               Franklin Advisers, Inc.

Templeton Global Bond Fund              R                 Templeton Income Trust               Franklin Advisers, Inc.

Templeton Growth Fund                   A*                Templeton Growth Fund, Inc.          Templeton Global Advisors
                                                                                               Limited

Templeton Growth Fund                   R                 Templeton Growth Fund, Inc.          Templeton Global Advisors
                                                                                               Limited

Thornburg Core Growth Fund              R3                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg Core Growth Fund              R5                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R3                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R5                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

Thornburg Investment Income             R3                Thornburg Funds                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Investment Income             R5                Thornburg Funds                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Limited Term Income           R3                Thornburg Funds                      Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term Income           R5                Thornburg Funds                      Thornburg Investment
Fund((8))                                                                                      Management, Inc.

Thornburg Limited Term U.S.             R3                Thornburg Funds                      Thornburg Investment
Government Fund                                                                                Management, Inc.

Thornburg Value Fund                    R3                Thornburg Funds                      Thornburg Investment
                                                                                               Management, Inc.

TIAA-CREF Bond Index Fund               Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Bond Plus Fund(3)             Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Emerging Markets              Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Equity Index Fund



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.



((8)) Thornburg Limited Term Income Fund R5 Class was added effective
2/3/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Growth & Income               Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF International Equity          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Index

TIAA-CREF Large-Cap Growth              Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund(3)

TIAA-CREF Large-Cap Growth Index        Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Large-Cap Value Fund(3)       Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Large-Cap Value Index         Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Lifecycle Index 2010          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2040          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2045          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2055          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index               Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.
Retirement Income Fund

TIAA-CREF Mid-Cap Growth Fund((3))      Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

TIAA-CREF Social Choice Equity          Retirement        TIAA-CREF Funds                      Teachers Advisors, Inc.

Timothy Plan Conservative Growth        A*                The Timothy Plan                     Timothy Partners, Ltd.
Fund

Timothy Plan Strategic Growth Fund      A*                The Timothy Plan                     Timothy Partners, Ltd.

Touchstone Flexible Income Fund         A*                Touchstone Strategic Trust           Touchstone Advisors Inc.

Touchstone Focused Fund                 A*                Touchstone Strategic Trust           Touchstone Advisors Inc.

Touchstone Focused Fund                 Y                 Touchstone Strategic Trust           Touchstone Advisors Inc.

Touchstone Growth Opportunities         A*                Touchstone Strategic Trust           Touchstone Advisors Inc.
Fund



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Funds added effective 1/15/2015.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Touchstone Large Cap Growth Fund        A*                Touchstone Strategic Trust           Touchstone Advisors Inc.

Touchstone Value Fund                   A*                Touchstone Strategic Trust           Touchstone Advisors Inc.

Vanguard Short Term Federal Fund        Investor          Vanguard Fixed Income                Vanguard Group, Inc.

Vanguard VIF Small Company              No Load           Vanguard Variable Insurance          Granahan Investment
Growth Portfolio                                          Fund                                 Management Inc.; Vanguard
                                                                                               Group, Inc.

Victory Sycamore Established Value      A*                Victory Equity Funds                 Victory Capital Management Inc.
Fund (Formerly Victory Established
Value Fund)

Victory Sycamore Established Value      R                 Victory Equity Funds                 Victory Capital Management Inc.
Fund (Formerly Victory Established
Value Fund)

Victory Sycamore Small Company          A*                Victory Equity Funds                 Victory Capital Management Inc.
Opportunity Fund (Formerly Victory
Small Company Opportunity Fund)

Victory Sycamore Small Company          R                 Victory Equity Funds                 Victory Capital Management Inc.
Opportunity Fund (Formerly Victory
Small Company Opportunity Fund)

Western Asset Core Plus Bond Fund       FI                Legg Mason Funds                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond Fund       R                 Legg Mason Funds                     Legg Mason Partners Fund
                                                                                               Advisor, LLC



(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS


An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.


THE DEATH BENEFIT


If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.



DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


TERMINATION BY THE OWNER


An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.



CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                                8%

OPTIONAL FEES (APPLICABLE TO CERTAIN CONTRACTS)
Maximum Loan Initiation Fee(2)                                                                                             $     100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                      $       5
Maximum Charge for Non-Electronic Contributions                                                                            $   1,000
Maximum Distribution Fee(4)                                                                                                $      40
Maximum Contract Termination Individual Participant Check Fee(5)                                                           $     100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)                                                                                          $      50
Maximum Brokerage Window Fee(7)                                                                                           $     100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                             1.25%
Investment Advice Provider Fee(9)                                                                                          May Vary
Maximum Managed Account Service Fee(9)                                                                                        1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                   $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                0.20%
Maximum Loan Administration Fee(12)                                                                                       $      50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.


(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.


(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
    0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments. No portion of these fees are retained by AUL.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM                 MAXIMUM
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, and other expenses*)                                                   0.20%                    2.47%



* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE


The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If you surrender your Contract at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                     $1,166                         $2,064                         $2,970                         $4,890



(2) If you annuitize at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $443                          $1,334                         $2,233                         $4,513



(3) If you do not surrender your contract:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $443                          $1,334                         $2,233                         $4,513



ADDITIONAL ASSUMPTIONS:


Annual M&E Charge:      1.25%
Maximum GMDB Option:    0.20%
Maximum Admin. Charge:  $50
Surrender Charges:      8% for years 1-5, 4% for years 6-10, 0% for years 11+
                        These surrender charges are reduced by 10% due to the free-out provision in these contracts.
                        This is the maximum surrender charge scale imposed on such contracts.
                         For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2005 through December 31, 2014.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2014. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.


`

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB 2010 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.08                         $  1.11                              537
   2013                                                 0.99                            1.08                              361
   2012                                                 0.91                            0.99                              206
   2011                                                 0.93                            0.91                            1,387
   2010                                                 0.84                            0.93                              370
   2009                                                 0.66                            0.84                          326,212
   2008                                                 0.99                            0.66                          201,121

  BAND 25
   2014                                               $ 1.15                         $  1.19                                -
   2013                                                 1.04                            1.15                                -
   2012                                                 0.95                            1.04                                -
   2011                                                 0.96                            0.95                                -
   2010                                                 0.86                            0.96                        3,536,820
   2009                                                 0.66                            0.86                        3,902,220
   2008                                                 0.99                            0.66                        4,481,338

AB 2010 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.05                         $  1.07                            3,652
   2013                                                 0.96                            1.05                           14,415
   2012                                                 0.89                            0.96                           14,696
   2011                                                 0.92                            0.89                          146,646
   2010                                                 0.83                            0.92                          179,161
   2009                                                 0.65                            0.83                          164,661
   2008                                                 0.99                            0.65                          106,865

AB 2015 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.08                         $  1.10                              548
   2013                                                 0.96                            1.08                              372
   2012                                                 0.88                            0.96                              213
   2011                                                 0.91                            0.88                              210
   2010                                                 0.82                            0.91                            3,412
   2009                                                 0.63                            0.82                          997,148
   2008                                                 0.99                            0.63                          749,527

  BAND 25
   2014                                               $ 1.14                         $  1.18                                -
   2013                                                 1.01                            1.14                                -
   2012                                                 0.91                            1.01                                -
   2011                                                 0.94                            0.91                                -
   2010                                                 0.83                            0.94                        8,668,568
   2009                                                 0.64                            0.83                        8,404,672
   2008                                                 0.59                            0.64                        7,706,078



                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB 2015 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.04                         $  1.06                          106,259
   2013                                                 0.94                            1.04                          238,557
   2012                                                 0.86                            0.94                          340,651
   2011                                                 0.89                            0.86                          528,141
   2010                                                 0.81                            0.89                          837,546
   2009                                                 0.63                            0.81                          876,249
   2008                                                 0.99                            0.63                          356,674

AB 2020 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.06                         $  1.08                           15,263
   2013                                                 0.92                            1.06                           22,510
   2012                                                 0.84                            0.92                           16,466
   2011                                                 0.88                            0.84                           13,241
   2010                                                 0.79                            0.88                            9,708
   2009                                                 0.60                            0.79                          566,285
   2008                                                 0.99                            0.60                          302,933

  BAND 25
   2014                                               $ 1.12                         $  1.16                                -
   2013                                                 0.97                            1.12                                -
   2012                                                 0.87                            0.97                                -
   2011                                                 0.91                            0.87                                -
   2010                                                 0.81                            0.91                        7,412,143
   2009                                                 0.61                            0.81                        6,886,357
   2008                                                 0.99                            0.61                        6,857,237

AB 2020 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.03                         $  1.04                          456,302
   2013                                                 0.90                            1.03                          508,139
   2012                                                 0.82                            0.90                          602,804
   2011                                                 0.87                            0.82                          799,443
   2010                                                 0.78                            0.87                        1,201,077
   2009                                                 0.60                            0.78                          940,323
   2008                                                 0.99                            0.60                          163,638

AB 2025 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.05                         $  1.07                           83,401
   2013                                                 0.89                            1.05                           74,305
   2012                                                 0.81                            0.89                           55,571
   2011                                                 0.86                            0.81                           32,676
   2010                                                 0.77                            0.86                           43,323
   2009                                                 0.58                            0.77                        1,197,849
   2008                                                 0.98                            0.58                        1,284,111



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 25
    2014                                            $  1.11                         $  1.15                                 -
    2013                                               0.94                            1.11                                 -
    2012                                               0.84                            0.94                                 -
    2011                                               0.89                            0.84                                 -
    2010                                               0.78                            0.89                         5,629,327
    2009                                               0.59                            0.78                         5,094,033
    2008                                               0.99                            0.59                         4,361,578

AB 2025 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY)
  BAND 125
    2014                                            $  1.02                         $  1.03                           319,508
    2013                                               0.87                            1.02                           332,306
    2012                                               0.79                            0.87                           666,614
    2011                                               0.85                            0.79                           973,127
    2010                                               0.76                            0.85                         1,223,331
    2009                                               0.58                            0.76                           731,242
    2008                                               0.98                            0.58                            84,088

AB 2030 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY)
  BAND 125
    2014                                            $  1.05                         $  1.07                            17,912
    2013                                               0.87                            1.05                            15,291
    2012                                               0.78                            0.87                            13,165
    2011                                               0.85                            0.78                             8,376
    2010                                               0.76                            0.85                            11,571
    2009                                               0.58                            0.76                         1,066,230
    2008                                               0.98                            0.58                        1,151 ,140

  BAND 25
    2014                                            $  1.11                         $  1.15                                 -
    2013                                               0.92                            1.11                                 -
    2012                                               0.82                            0.92                                 -
    2011                                               0.87                            0.82                                 -
    2010                                               0.77                            0.87                         3,961,910
    2009                                               0.58                            0.77                         3,389,582
    2008                                               0.99                            0.58                         3,052,004

AB 2030 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY)
  BAND 125
    2014                                            $  1.01                         $  1.04                           287,901
    2013                                               0.85                            1.01                           262,280
    2012                                               0.77                            0.85                           264,150
    2011                                               0.83                            0.77                           502,697
    2010                                               0.75                            0.83                           787,491
    2009                                               0.57                            0.75                           730,207
    2008                                               0.98                            0.57                           294,006

AB 2035 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY)
  BAND 125
    2014                                            $  1.04                         $  1.07                               597
    2013                                               0.85                            1.04                               414
    2012                                               0.76                            0.85                               243
    2011                                               0.83                            0.76                               250
    2010                                               0.74                            0.83                            28,316
    2009                                               0.57                            0.74                           253,369
    2008                                               0.98                            0.57                            96,468

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 25
   2014                                               $ 1.10                         $  1.15                                -
   2013                                                 0.90                            1.10                                -
   2012                                                 0.79                            0.90                                -
   2011                                                 0.85                            0.79                                -
   2010                                                 0.76                            0.85                        2,686,912
   2009                                                 0.58                            0.76                        2,304,853
   2008                                                 0.98                            0.58                        1,953,772

AB 2035 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.01                         $  1.03                          259,700
   2013                                                 0.83                            1.01                          231,548
   2012                                                 0.75                            0.83                          242,428
   2011                                                 0.82                            0.75                          423,379
   2010                                                 0.73                            0.82                          600,299
   2009                                                 0.57                            0.73                          373,507
   2008                                                 0.98                            0.57                           49,544

AB 2040 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.05                         $  1.08                           40,530
   2013                                                 0.85                            1.05                           38,032
   2012                                                 0.76                            0.85                           33,032
   2011                                                 0.83                            0.76                           26,150
   2010                                                 0.74                            0.83                           19,355
   2009                                                 0.57                            0.74                          582,464
   2008                                                 0.98                            0.57                          531,200

  BAND 25
   2014                                               $ 1.12                         $  1.16                                -
   2013                                                 0.90                            1.12                                -
   2012                                                 0.79                            0.90                                -
   2011                                                 0.86                            0.79                                -
   2010                                                 0.76                            0.86                        1,712,869
   2009                                                 0.58                            0.76                        1,467,728
   2008                                                 0.99                            0.58                        1,266,007

AB 2040 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.02                         $  1.05                          133,204
   2013                                                 0.83                            1.02                          128,794
   2012                                                 0.74                            0.83                          434,496
   2011                                                 0.82                            0.74                          777,401
   2010                                                 0.74                            0.82                          724,358
   2009                                                 0.57                            0.74                          586,412
   2008                                                 0.98                            0.57                          128,919



                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB 2045 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.05                         $  1.08                            4,812
   2013                                                 0.85                            1.05                            4,179
   2012                                                 0.75                            0.85                            1,962
   2011                                                 0.82                            0.75                           33,171
   2010                                                 0.74                            0.82                           43,271
   2009                                                 0.57                            0.74                          137,842
   2008                                                 0.98                            0.57                           60,509

AB 2045 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.02                         $  1.04                           48,598
   2013                                                 0.83                            1.02                           39,876
   2012                                                 0.74                            0.83                           90,141
   2011                                                 0.81                            0.74                          137,635
   2010                                                 0.73                            0.81                          172,202
   2009                                                 0.57                            0.73                           92,768
   2008                                                 0.98                            0.57                           17,269

AB 2050 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.08                         $  1.12                           15,405
   2013                                                 0.88                            1.08                            2,865
   2012                                                 0.77                            0.88                            1,998
   2011                                                 0.85                            0.77                            8,583
   2010                                                 0.76                            0.85                            8,062
   2009                                                 0.58                            0.76                            9,457
   2008                                                 0.99                            0.58                            5,011

  BAND 25
   2014                                               $ 1.15                         $  1.20                                -
   2013                                                 0.92                            1.15                                -
   2012                                                 0.81                            0.92                                -
   2011                                                 0.88                            0.81                                -
   2010                                                 0.78                            0.88                          555,904
   2009                                                 0.58                            0.78                          325,664
   2008                                                 0.99                            0.58                          149,754

AB 2050 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.05                         $  1.08                          101,224
   2013                                                 0.85                            1.05                           78,658
   2012                                                 0.76                            0.85                           86,944
   2011                                                 0.84                            0.76                          133,011
   2010                                                 0.75                            0.84                          103,428
   2009                                                 0.57                            0.75                           55,040
   2008                                                 0.98                            0.57                            5,406



                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB 2055 RETIREMENT STRATEGY - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.06                         $  1.09                              296
   2013                                                 0.86                            1.06                              206
   2012                                                 0.76                            0.86                              121
   2011                                                 0.84                            0.76                           11,881
   2010                                                 0.75                            0.84                            7,968
   2009                                                 0.58                            0.75                            6,932
   2008                                                 0.99                            0.58                            6,867

  BAND 25
   2014                                               $ 1.13                         $  1.17                                -
   2013                                                 0.90                            1.13                                -
   2012                                                 0.79                            0.90                                -
   2011                                                 0.86                            0.79                                -
   2010                                                 0.77                            0.86                           45,988
   2009                                                 0.58                            0.77                           20,560
   2008                                                 0.99                            0.58                           41,700

AB 2055 RETIREMENT STRATEGY - R CLASS (FORMERLY ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY)
  BAND 125
   2014                                               $ 1.03                         $  1.06                           36,339
   2013                                                 0.84                            1.03                           33,970
   2012                                                 0.74                            0.84                           49,311
   2011                                                 0.82                            0.74                           53,555
   2010                                                 0.74                            0.82                           54,340
   2009                                                 0.57                            0.74                           44,862
   2008                                                 0.98                            0.57                           15,430

AB CORE OPPORTUNITIES FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND)
  BAND 125
   2014                                               $ 1.61                         $  1.79                          395,210
   2013                                                 1.23                            1.61                          506,963
   2012                                                 1.08                            1.23                          234,076
   2011                                                 1.04                            1.08                           79,578
   2010                                                 0.91                            1.04                           47,749
   2009                                                 0.75                            0.91                           37,645
   2008                                                 1.24                            0.75                           42,640
   2007                                                 1.15                            1.24                           30,906

  BAND 0
   2014                                               $ 1.80                         $  2.02                            1,145
   2013                                                 1.35                            1.80                            1,145
   2012                                                 1.17                            1.35                            1,145
   2011                                                 1.12                            1.17                            1,145
   2010                                                 0.97                            1.12                            1,145



                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

AB DISCOVERY GROWTH FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND)
  BAND 125
   2014                                              $  2.00                        $  2.02                        1,333,504
   2013                                                 1.47                           2.00                          960,091
   2012                                                 1.30                           1.47                          461,118
   2011                                                 1.28                           1.30                          437,753
   2010                                                 0.93                           1.28                          240,108
   2009                                                 0.65                           0.93                          160,545
   2008                                                 1.27                           0.65                          130,097
   2007                                                 1.15                           1.27                          136,327
   2006                                                 1.17                           1.15                          157,883

  BAND 100
   2014                                              $  2.04                        $  2.07                          204,608
   2013                                                 1.50                           2.04                           60,604
   2012                                                 1.32                           1.50                           56,407
   2011                                                 1.30                           1.32                           50,425
   2010                                                 0.95                           1.30                           41,612
   2009                                                 0.65                           0.95                           67,708
   2008                                                 1.28                           0.65                           33,380
   2007                                                 1.16                           1.28                           38,825
   2006                                                 1.17                           1.16                           82,298

  BAND 50
   2014                                              $  2.13                        $  2.17                           42,929
   2013                                                 1.55                           2.13                           43,539
   2012                                                 1.37                           1.55                           75,572
   2011                                                 1.33                           1.37                          112,657
   2010                                                 0.97                           1.33                          129,801
   2009                                                 0.66                           0.97                          153,819
   2008                                                 1.30                           0.66                          138,626
   2007                                                 1.17                           1.30                          191,769
   2006                                                 1.17                           1.17                          171,240

  BAND 0
   2014                                              $  2.23                        $  2.28                          143,765
   2013                                                 1.62                           2.23                           55,492

AB DISCOVERY VALUE FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN DISCOVERY VALUE FUND)
  BAND 125
   2014                                              $  1.96                        $  2.09                          359,301
   2013                                                 1.45                           1.96                          460,046
   2012                                                 1.25                           1.45                          567,555
   2011                                                 1.38                           1.25                          601,472
   2010                                                 1.11                           1.38                          432,363
   2009                                                 0.79                           1.11                          303,697
   2008                                                 1.23                           0.79                          253,088
   2007                                                 1.22                           1.23                          237,462
   2006                                                 1.10                           1.22                           48,877

  BAND 100
   2014                                              $  2.00                        $  2.15                           63,662



                                                                           ACCUMULATION UNIT                NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE         VALUE AT END OF                    UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD              PERIOD                         AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2014                                             $ 2.09                      $  2.25                              182,718
   2013                                               1.54                         2.09                              191,857
   2012                                               1.31                         1.54                              195,370
   2011                                               1.44                         1.31                              194,052
   2010                                               1.15                         1.44                               35,636

ALLIANCEBERNSTEIN GLOBAL VALUE FUND R CLASS
  BAND 125
   2014                                             $ 1.11                      $  1.15 (CLOSED 01/16/15)             21,013
   2013                                               0.86                         1.11                               62,171
   2012                                               0.78                         0.86                               50,559
   2011                                               0.94                         0.78                              119,943
   2010                                               0.88                         0.94                              116,982
   2009                                               0.67                         0.88                              446,199
   2008                                               1.43                         0.67                              966,469
   2007                                               1.43                         1.43                            1,133,543
   2006                                               1.15                         1.43                              572,341
   2005                                               1.00 (05/20/05)              1.15                              324,509

  BAND 100
   2014                                             $ 1.13                      $  1.18 (CLOSED 04/16/15)             11,714

AB HIGH INCOME FUND - ADVISOR CLASS (FORMERLY ALLIANCEBERNSTEIN HIGH INCOME FUND)
  BAND 125
   2014                                             $ 1.04                      $  1.06                            6,206,979
   2013                                               1.00 (06/20/13)              1.04                            2,089,742

AB HIGH INCOME FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN HIGH INCOME FUND)
  BAND 125
   2014                                             $ 1.04                      $  1.05                               51,742
   2013                                               1.00 (06/20/13)              1.04                                1,307

AB INTERNATIONAL GROWTH FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND)
  BAND 125
   2014                                             $ 1.35                      $  1.31                              166,047
   2013                                               1.21                         1.35                               79,354
   2012                                               1.06                         1.21                               79,642
   2011                                               1.29                         1.06                               91,158
   2010                                               1.17                         1.29                              392,417
   2009                                               0.85                         1.17                            1,382,120
   2008                                               1.70                         0.85                            4,169,313
   2007                                               1.47                         1.70                            3,870,393
   2006                                               1.23                         1.47                            3,358,366

  BAND 100
   2014                                             $ 1.38                      $  1.34                               36,537

  BAND 50
   2014                                             $ 1.44                      $  1.41                              396,780
   2013                                               1.28                         1.44                              439,242
   2012                                               1.12                         1.28                              456,421
   2011                                               1.35                         1.12                              535,816
   2010                                               1.21                         1.35                              474,332
   2009                                               0.87                         1.21                              459,866
   2008                                               1.73                         0.87                              459,865
   2007                                               1.49                         1.73                             4.62,201
   2006                                               1.23                         1.49                              413,626

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AB INTERNATIONAL VALUE FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND)
  BAND 125
   2014                                             $ 1.07                        $ 0.98                        399,182
   2013                                               0.89                          1.07                        394,237
   2012                                               0.79                          0.89                        378,832
   2011                                               1.00                          0.79                        420,444
   2010                                               0.98                          1.00                        651,547
   2009                                               0.74                          0.98                        650,608
   2008                                               1.62                          0.74                        640,620
   2007                                               1.56                          1.62                        369,413
   2006                                               1.18                          1.56                          1,819

  BAND 100
   2014                                             $ 1.09                        $ 1.00                          9,578

AB SMALL CAP GROWTH FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND)
  BAND 125
   2014                                             $ 2.41                        $ 2.33                      1,111,480
   2013                                               1.69                          2.41                      1,275,819
   2012                                               1.49                          1.69                      1,016,170
   2011                                               1.45                          1.49                        640,602
   2010                                               1.07                          1.45                        507,443
   2009                                               0.77                          1.07                        445,190
   2008                                               1.41                          0.77                        259,548
   2007                                               1.26                          1.41                         48,659
   2006                                               1.17                          1.26                         30,253

  BAND 100
   2014                                             $ 2.46                        $ 2.39                        198,413
   2013                                               1.72                          2.46                          2,763
   2012                                               1.51                          1.72                            364

  BAND 0
   2014                                             $ 2.69                        $ 2.63                        116,328
   2013                                               1.86                          2.69                        102,496
   2012                                               1.62                          1.86                        112,940
   2011                                               1.56                          1.62                         14,055
   2010                                               1.14                          1.56                         10,510
   2009                                               0.80                          1.14                            960
   2008                                               1.46                          0.80                            688
   2007                                               1.28                          1.46                            436

AB VALUE FUND - R CLASS (FORMERLY ALLIANCEBERNSTEIN VALUE FUND)
  BAND 125
   2014                                             $ 1.24                        $ 1.36                         52,997
   2013                                               0.93                          1.24                         89,160
   2012                                               0.82                          0.93                         70,046
   2011                                               0.87                          0.82                         63,274
   2010                                               0.79                          0.87                         62,565
   2009                                               0.68                          0.79                         60,625
   2008                                               1.18                          0.68                         65,853
   2007                                               1.26                          1.18                         76,674
   2006                                               1.05                          1.26                         42,211



                                                                               ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2014                                              $ 1.26                       $  1.39                          57,247
    2013                                                0.95                          1.26                          52,334
    2012                                                0.83                          0.95                          60,310
    2011                                                0.88                          0.83                          69,052
    2010                                                0.80                          0.88                          61,588
    2009                                                0.68                          0.80                          53,550
    2008                                                1.19                          0.68                          34,458
    2007                                                1.26                          1.19                          54,559
    2006                                                1.05                          1.26                          43,841
    2005                                                1.00 (05/20/05)               1.05                           3,197

ALGER BALANCED PORTFOLIO - I-2 CLASS
  BAND 125
    2014                                              $ 1.23                       $  1.33                       1,003,672
    2013                                                1.08                          1.23                       1,122,539
    2012                                                1.03                          1.08                       1,338,041
    2011                                                1.04                          1.03                       1,520,882
    2010                                                0.96                          1.04                       1,687,503
    2009                                                0.75                          0.96                       1,706,404
    2008                                                1.11                          0.75                       1,653,604
    2007                                                1.00                          1.11                       1,798,815
    2006                                                0.97                          1.00                       2,711,777
    2005                                                0.90                          0.97                       5,309,729

ALGER CAPITAL APPRECIATION INSTITUTIONAL - I CLASS
  BAND 125
    2014                                              $ 1.90                       $  2.12                       4,062,912
    2013                                                1.43                          1.90                       3,917,516
    2012                                                1.22                          1.43                       4,721,795
    2011                                                1.25                          1.22                       4,325,307
    2010                                                1.12                          1.25                       3,000,328
    2009                                                0.76                          1.12                       1,080,172
    2008                                                1.37                          0.76                         328,522
    2007                                                1.05                          1.37                         111,363

ALGER CAPITAL APPRECIATION INSTITUTIONAL - R CLASS
  BAND 125
    2014                                              $ 1.83                       $  2.04                       4,529,320
    2013                                                1.38                          1.83                       5,110,290
    2012                                                1.19                          1.38                       5,000,198
    2011                                                1.22                          1.19                       2,230,755
    2010                                                1.10                          1.22                       1,543,088
    2009                                                0.75                          1.10                         787,045
    2008                                                1.36                          0.75                         323,390
    2007                                                1.05                          1.36                          53,880

  BAND 50
    2014                                              $ 1.93                       $  2.17                         458,701
    2013                                                1.45                          1.93                         487,056
    2012                                                1.24                          1.45                         535,670
    2011                                                1.26                          1.24                         566,804



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2014                                             $  2.00                       $ 2.26                         600,985
    2013                                                1.49                         2.00                         610,762
    2012                                                1.27                         1.49                         585,119
    2011                                                1.29                         1.27                         341,307
    2010                                                1.14                         1.29                          82,371

ALGER CAPITAL APPRECIATION PORTFOLIO - I-2 CLASS
  BAND 125
    2014                                             $  1.23                       $ 1.38                      25,403,398
    2013                                                0.92                         1.23                      26,449,434
    2012                                                0.79                         0.92                      22,832,193
    2011                                                0.80                         0.79                      15,260,179
    2010                                                0.71                         0.80                      13,690,430
    2009                                                0.48                         0.71                      11,507,029
    2008                                                0.88                         0.48                       6,909,800
    2007                                                0.67                         0.88                       7,111,480
    2006                                                0.57                         0.67                       5,737,983
    2005                                                0.50                         0.57                       4,587,833

  BAND 0
    2014                                             $  1.46                       $ 1.66                         144,775
    2013                                                1.08                         1.46                          10,155

ALGER LARGE CAP GROWTH PORTFOLIO - I-2 CLASS
  BAND 125
    2014                                             $  3.84                       $ 4.20                       8,683,259
    2013                                                2.88                         3.84                       9,499,451
    2012                                                2.65                         2.88                      12,763,073
    2011                                                2.69                         2.65                      14,617,577
    2010                                                2.40                         2.69                      16,475,800
    2009                                                1.65                         2.40                      17,860,538
    2008                                                3.10                         1.65                      20,659,794
    2007                                                2.62                         3.10                      22,234,403
    2006                                                2.52                         2.62                      27,277,733
    2005                                                2.28                         2.52                      35,493,177

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - I CLASS
  BAND 125
    2014                                             $  1.57                       $ 1.55                         508,835
    2013                                                1.19                         1.57                       4,769,796
    2012                                                1.07                         1.19                       5,109,270
    2011                                                1.11                         1.07                       5,515,780
    2010                                                0.90                         1.11                       4,810,958
    2009                                                0.63                         0.90                       4,103,211
    2008                                                1.18                         0.63                         994,455
    2007                                                1.04                         1.18                         740,688



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - R CLASS
  BAND 125
   2014                                              $ 1.52                        $ 1.49                          91,806
   2013                                                1.15                          1.52                         233,935
   2012                                                1.04                          1.15                         494,276
   2011                                                1.09                          1.04                         505,729
   2010                                                0.88                          1.09                         708,498
   2009                                                0.63                          0.88                         546,389
   2008                                                1.18                          0.63                         370,482
   2007                                                1.04                          1.18                          97,979

ALLIANZGI NFJ DIVIDEND VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                              $ 1.23                        $ 1.34                       1,042,096
   2013                                                0.97                          1.23                         997,882
   2012                                                0.86                          0.97                       1,054,215
   2011                                                0.84                          0.86                       1,567,789
   2010                                                0.75                          0.84                       1,280,768
   2009                                                0.68                          0.75                       2.169,630
   2008                                                1.07                          0.68                       1,824,008
   2007                                                1.04                          1.07                         333,048

ALLIANZGI NFJ DIVIDEND VALUE FUND - R CLASS
  BAND 125
   2014                                              $ 1.20                        $ 1.30                       2,492,834
   2013                                                0.95                          1.20                       3,903,732
   2012                                                0.84                          0.95                       4,705,850
   2011                                                0.83                          0.84                       5,034,494
   2010                                                0.75                          0.83                       5,108,611
   2009                                                0.67                          0.75                       4,345,901
   2008                                                1.07                          0.67                        2,831.08
   2007                                                1.04                          1.07                         723,187

  BAND 100
   2014                                              $ 1.22                        $ 1.32                          54,112
   2013                                                0.96                          1.22                           4,286
   2012                                                0.86                          0.96                           4,286
   2011                                                0.84                          0.86                           5,942
   2010                                                0.75                          0.84                           4,286
   2009                                                0.67                          0.75                           4,230
   2008                                                1.07                          0.67                           4,142

  BAND 0
   2014                                              $ 1.31                        $ 1.44                         199,251
   2013                                                1.02                          1.31                         198,794
   2012                                                0.90                          1.02                         123,680
   2011                                                0.88                          0.90                          88,685
   2010                                                0.78                          0.88                         199,267
   2009                                                0.69                          0.78                         256,696
   2008                                                1.08                          0.69                          23,373



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI NFJ MID-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                             $  1.89                       $ 2.03                         408,060
   2013                                                1.45                         1.89                         433,982
   2012                                                1.27                         1.45                         530,617
   2011                                                1.30                         1.27                         549,720
   2010                                                1.09                         1.30                         557,619
   2009                                                0.83                         1.09                         537,575
   2008                                                1.40                         0.83                         563,395
   2007                                                1.34                         1.40                         794,046
   2006                                                1.21                         1.34                       3,997,693
   2005                                                1.27                         1.21                       3,997,575

  BAND 0
   2014                                             $  2.18                       $ 2.37                             124

ALLIANZGI NFJ MID-CAP VALUE FUND - R CLASS
  BAND 125
   2014                                             $  1.91                       $ 2.04                         133,552
   2013                                                1.47                         1.91                         207,887
   2012                                                1.29                         1.47                         219,895
   2011                                                1.33                         1.29                         151,351
   2010                                                1.12                         1.33                          88,842
   2009                                                0.85                         1.12                          34,461
   2008                                                1.44                         0.85                          38,676

  BAND 100
   2014                                             $  1.96                       $ 2.09                          93,882

ALLIANZGI NFJ SMALL-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                             $  1.52                       $ 1.53                      11,765,745
   2013                                                1.17                         1.52                      16,301,167
   2012                                                1.07                         1.17                      16,389,747
   2011                                                1.06                         1.07                      16,922,863
   2010                                                0.86                         1.06                      16,072,562
   2009                                                0.70                         0.86                      13.752,191
   2008                                                0.96                         0.70                        9,941.00
   2007                                                1.00 (05/24/07)              0.96                      10,075,000

  BAND 0
   2014                                             $  1.65                       $ 1.68                       1,699,913
   2013                                                1.25                         1.65                       2,107,484
   2012                                                1.14                         1.25                       2,175,030

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R CLASS
  BAND 125
   2014                                             $  2.75                       $ 2.76                       2,644,545
   2013                                                2.13                         2.75                       3,712,963
   2012                                                1.96                         2.13                       3,734,353
   2011                                                1.94                         1.96                       4,163,299
   2010                                                1.58                         1.94                       3,965,270
   2009                                                1.29                         1.58                       3.197,438
   2008                                                1.79                         1.29                       1,975,224
   2007                                                1.71                         1.79                       1.203,635
   2006                                                1.46                         1.71                       5,980,643
   2005                                                1.35                         1.46                         754,647

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                               $ 2.83                         $ 2.84                           47,414
   2013                                                 2.18                           2.83                           34,135
   2012                                                 2.00                           2.18                           42,725
   2011                                                 1.98                           2.00                           43,451
   2010                                                 1.61                           1.98                           39,742
   2009                                                 1.31                           1.61                           42,407
   2008                                                 1.81                           1.31                           26,305
   2007                                                 1.72                           1.81                           36,025
   2006                                                 1.65                           1.72                           49,401

  BAND 50
   2014                                               $ 2.98                         $ 3.00                          100,596
   2013                                                 2.28                           2.98                           97,850
   2012                                                 2.08                           2.28                           83,247
   2011                                                 2.05                           2.08                           67,855
   2010                                                 1.66                           2.05                           61,344
   2009                                                 1.35                           1.66                            2,167

  BAND 0
   2014                                               $ 3.13                         $ 3.17                          334,334
   2013                                                 2.39                           3.13                          440,890
   2012                                                 2.17                           2.39                          501,965
   2011                                                 2.13                           2.17                          470,661
   2010                                                 1.71                           2.13                          502,235
   2009                                                 1.38                           1.71                          406,525
   2008                                                 1.88                           1.38                          275,153
   2007                                                 1.78                           1.88                          206,346
   2006                                                 1.70                           1.78                          114,002

ALLIANZGI RETIREMENT 2015 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.08                         $ 1.09                          242,709
   2013                                                 1.06                           1.08                          443,349

ALLIANZGI RETIREMENT 2020 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.09                         $ 1.10                          490,391
   2013                                                 1.06                           1.09                          493,899

ALLIANZGI RETIREMENT 2025 FUND - A CLASS
  BAND 125
   2014                                               $ 1.10                         $ 1.11                            2,813
   2013                                                 1.07                           1.10                                -

ALLIANZGI RETIREMENT 2025 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.10                         $ 1.11                           99,092
   2013                                                 1.07                           1.10                          330,274

ALLIANZGI RETIREMENT 2030 FUND - A CLASS
  BAND 125
   2014                                               $ 1.14                         $ 1.14                           14,982



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2030 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.14                         $  1.15                          183,963
   2013                                                 1.08                            1.14                          159,346

ALLIANZGI RETIREMENT 2035 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.18                         $  1.18                          192,148
   2013                                                 1.09                            1.18                          114,274

ALLIANZGI RETIREMENT 2040 FUND - A CLASS
  BAND 125
   2014                                               $ 1.21                         $  1.21                            1,152

ALLIANZGI RETIREMENT 2040 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.21                         $  1.21                          167,475
   2013                                                 1.09                            1.21                          184,530

ALLIANZGI RETIREMENT 2045 FUND - A CLASS
  BAND 125
   2014                                               $ 1.23                         $  1.23                              938

ALLIANZGI RETIREMENT 2045 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.23                         $  1.23                          116,103
   2013                                                 1.10                            1.23                          114,086

ALLIANZGI RETIREMENT 2050 FUND - A CLASS
  BAND 125
   2014                                               $ 1.24                         $  1.24                              573
   2013                                                 1.10                            1.24                              126

ALLIANZGI RETIREMENT 2050 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.24                         $  1.24                           33,618
   2013                                                 1.10                            1.24                           27,854

ALLIANZGI RETIREMENT 2055 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.24                         $  1.24                            8,221
   2013                                                 1.10                            1.24                            1,382

ALLIANZGI RETIREMENT INCOME FUND - ADMINISTRATIVE CLASS
  BAND 125
   2014                                               $ 1.07                         $  1.08                           16,359
   2013                                                 1.06                            1.07                           10,370

AMERICAN CENTURY DISCIPLINED GROWTH FUND - A CLASS
  BAND 125
   2014                                               $ 1.40                         $  1.56                          456,631
   2013                                                 1.41                            1.40                          307,109

AMERICAN CENTURY DISCIPLINED GROWTH FUND - INVESTOR CLASS
  BAND 125
   2014                                               $ 1.41                         $  1.57                        1,178,343
   2013                                                 1.06                            1.41                        1,186,684
   2012                                                 1.00 (05/24/12)                 1.06                          145,131

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $  1.43                       $ 1.62                             403

AMERICAN CENTURY DIVERSIFIED BOND FUND - A CLASS
  BAND 125
   2014                                             $  1.08                       $ 1.12                          85,430
   2013                                                1.12                         1.08                         134,369
   2012                                                1.08                         1.12                          62,995
   2011                                                1.02                         1.08                          44,493
   2010                                                1.00 (05/27/10)              1.02                           5,914

  BAND 100
   2014                                             $  1.09                       $ 1.14                          65,721

AMERICAN CENTURY EMERGING MARKETS - A CLASS
  BAND 125
   2014                                             $  1.16                       $ 1.13                           4,635
   2013                                                1.18                         1.16                          27,264
   2012                                                0.96                         1.18                          40,885
   2011                                                1.24                         0.96                         161,193
   2010                                                1.07                         1.24                         151,410
   2009                                                0.64                         1.07                         164,361
   2008                                                1.61                         0.64                         153,957
   2007                                                1.14                         1.61                          17,960

AMERICAN CENTURY EMERGING MARKETS - INVESTOR CLASS
  BAND 125
   2014                                             $  1.18                       $ 1.15                          24,075
   2013                                                1.19                         1.18                          19,196
   2012                                                0.97                         1.19                          15,415
   2011                                                1.25                         0.97                         236,549
   2010                                                1.07                         1.25                         264,393
   2009                                                0.64                         1.07                         236,983
   2008                                                1.62                         0.64                         192,102
   2007                                                1.14                         1.62                         115,119

AMERICAN CENTURY EQUITY GROWTH - A CLASS
  BAND 125
   2014                                             $  1.84                       $ 2.06                       2,192,641
   2013                                                1.41                         1.84                       2,242,594
   2012                                                1.23                         1.41                       1,569,899
   2011                                                1.20                         1.23                         694,379
   2010                                                1.06                         1.20                         998,026
   2009                                                0.90                         1.06                         894,480
   2008                                                1.39                         0.90                         747,704

  BAND 100
   2014                                             $  1.89                       $ 2.11                         189,940
   2013                                                1.44                         1.89                             374

  BAND 50
   2014                                             $  1.98                       $ 2.23                           7,622

  BAND 0
   2014                                             $  2.08                       $ 2.35                         226,301
   2013                                                1.57                         2.08                          69,360

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EQUITY INCOME - A CLASS
  BAND 125
   2014                                             $ 2.10                        $ 2.32                      3,708,484
   2013                                               1.78                          2.10                      5,815,815
   2012                                               1.62                          1.78                      6,060,214
   2011                                               1.59                          1.62                      5,642,379
   2010                                               1.42                          1.59                       3,861.06
   2009                                               1.29                          1.42                      2,802,229
   2008                                               1.63                          1.29                        972,858
   2007                                               1.63                          1.63                        663,523
   2006                                               1.39                          1.63                        578,200
   2005                                               1.37                          1.39                        392,670

  BAND 100
   2014                                             $ 2.15                        $ 2.39                        834,406
   2013                                               1.82                          2.15                         26,409
   2012                                               1.66                          1.82                         37,474
   2011                                               1.62                          1.66                         35,841
   2010                                               1.45                          1.62                         33,410
   2009                                               1.31                          1.45                         29,989
   2008                                               1.65                          1.31                         26,671

  BAND 50
   2014                                             $ 2.27                        $ 2.53                         99,287
   2013                                               1.91                          2.27                        103,482
   2012                                               1.73                          1.91                        113,125
   2011                                               1.68                          1.73                        122,045
   2010                                               1.49                          1.68                         35,871

  BAND 0
   2014                                             $ 2.40                        $ 2.69                        378,353
   2013                                               2.01                          2.40                        395,202
   2012                                               1.81                          2.01                        511,858
   2011                                               1.75                          1.81                        439,651
   2010                                               1.55                          1.75                        133,996
   2009                                               1.38                          1.55                         46,405
   2008                                               1.73                          1.38                         85,200

AMERICAN CENTURY EQUITY INCOME - INVESTOR CLASS
  BAND 125
   2014                                             $ 2.24                        $ 2.49                      4,793,150
   2013                                               1.90                          2.24                      5,165,356
   2012                                               1.73                          1.90                      4,836,885
   2011                                               1.69                          1.73                      4,822,696
   2010                                               1.51                          1.69                      3,533,917
   2009                                               1.36                          1.51                      2,744,993
   2008                                               1.72                          1.36                      2,006,050
   2007                                               1.71                          1.72                      2,005,699
   2006                                               1.45                          1.71                      2,179,594
   2005                                               1.44                          1.45                      2,170,834



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 2.63                         $ 2.96                         1,618,644
   2013                                                 2.20                           2.63                         1,806,724
   2012                                                 1.97                           2.20                         1,872,980
   2011                                                 1.91                           1.97                         1,873,837
   2010                                                 1.68                           1.91                         1,885,419
   2009                                                 1.50                           1.68                                 -
   2008                                                 1.87                           1.50                             4,146

AMERICAN CENTURY GINNIE MAE - A CLASS
  BAND 125
   2014                                               $ 1.32                         $ 1.36                         6,369,142
   2013                                                 1.37                           1.32                         6,452,517
   2012                                                 1.36                           1.37                         1,807,359
   2011                                                 1.29                           1.36                         4,677,679
   2010                                                 1.23                           1.29                           971,516
   2009                                                 1.18                           1.23                           901,832
   2008                                                 1.12                           1.18                           561,933
   2007                                                 1.07                           1.12                           419,553
   2006                                                 1.04                           1.07                           350,185
   2005                                                 1.03                           1.04                           177,276

  BAND 100
   2014                                               $ 1.35                         $ 1.40                            97,771

  BAND 0
   2014                                               $ 1.50                         $ 1.57                           493,562
   2013                                                 1.54                           1.50                           492,614
   2012                                                 1.51                           1.54                             2,890
   2011                                                 1.41                           1.51                           340,804

AMERICAN CENTURY GROWTH - A CLASS
  BAND 125
   2014                                               $ 1.97                         $ 2.16                         1,606,349
   2013                                                 1.55                           1.97                         2,473,954
   2012                                                 1.38                           1.55                         2,715,913
   2011                                                 1.41                           1.38                         1,701,488
   2010                                                 1.22                           1.41                           606,608
   2009                                                 0.90                           1.22                           500,475
   2008                                                 1.39                           0.90                           747,740
   2007                                                 1.37                           1.39                           738,860
   2006                                                 1.22                           1.37                           460,932
   2005                                                 1.15                           1.22                           302,561

  BAND 100
   2014                                               $ 2.02                         $ 2.22                           312,614
   2013                                                 1.58                           2.02                            15,065
   2012                                                 1.41                           1.58                            14,382

  BAND 0
   2014                                               $ 2.24                         $ 2.49                            36,575
   2013                                                 1.74                           2.24                           101,761
   2012                                                 1.53                           1.74                           192,746
   2011                                                 1.55                           1.53                           192,413
   2010                                                 1.32                           1.55                            14,472

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY HERITAGE - A CLASS
  BAND 125
   2014                                              $ 3.28                       $  3.50                      3,441,252
   2013                                                2.54                          3.28                      5,922,700
   2012                                                2.22                          2.54                      6,686,055
   2011                                                2.42                          2.22                      6,474,446
   2010                                                1.87                          2.42                      5,699,687
   2009                                                1.39                          1.87                      4,444,448
   2008                                                2.61                          1.39                      2,943,496
   2007                                                1.82                          2.61                      1,926,364
   2006                                                1.58                          1.82                        920,417

  BAND 100
   2014                                              $ 3.37                       $  3.60                        180,292

  BAND 50
   2014                                              $ 3.54                       $  3.80                        203,273
   2013                                                2.73                          3.54                        241,148
   2012                                                2.37                          2.73                        216,842
   2011                                                2.55                          2.37                        222,417
   2010                                                1.96                          2.55                        174,847
   2009                                                1.44                          1.96                        123,771
   2008                                                2.70                          1.44                        105,549
   2007                                                1.86                          2.70                         61,100
   2006                                                1.64                          1.86                         54,002

  BAND 0
   2014                                              $ 3.76                       $  4.06                        179,133
   2013                                                2.88                          3.76                        418,029
   2012                                                2.49                          2.88                        751,167
   2011                                                2.67                          2.49                        709,960
   2010                                                2.04                          2.67                        655,065
   2009                                                1.49                          2.04                        558,045
   2008                                                2.78                          1.49                        337,679
   2007                                                1.91                          2.78                        267,929
   2006                                                1.67                          1.91                        169,183

AMERICAN CENTURY HERITAGE - INVESTOR CLASS
  BAND 125
   2014                                              $ 1.02                       $  1.09                      2,271,821
   2013                                                1.00 (11/21/13)               1.02                      2,473,758

AMERICAN CENTURY INCOME & GROWTH - INVESTOR CLASS
  BAND 125
   2014                                              $ 1.65                       $  1.83                        121,021
   2013                                                1.23                          1.65                        134,226
   2012                                                1.09                          1.23                        123,860
   2011                                                1.07                          1.09                        117,842
   2010                                                0.95                          1.07                        164,703
   2009                                                0.81                          0.95                        180,086
   2008                                                1.23                          0.81                        204,711
   2007                                                1.28                          1.23                        258,269
   2006                                                1.11                          1.28                        260,294
   2005                                                1.07                          1.11                        256,142

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INFLATION-ADJUSTED BOND - A CLASS
  BAND 125
   2014                                               $ 1.34                         $ 1.35                         5,056,586
   2013                                                 1.49                           1.34                         7,829,612
   2012                                                 1.42                           1.49                        11,157,414
   2011                                                 1.28                           1.42                         9,944,906
   2010                                                 1.23                           1.28                         8,637,587
   2009                                                 1.13                           1.23                         5.338,600
   2008                                                 1.16                           1.13                         4,343,960
   2007                                                 1.06                           1.16                         2,220,551
   2006                                                 1.07                           1.06                         1,942,467

  BAND 100
   2014                                               $ 1.37                         $ 1.39                           230,175
   2013                                                 1.53                           1.37                            37,741
   2012                                                 1.45                           1.53                            89,343
   2011                                                 1.30                           1.45                            76,567
   2010                                                 1.25                           1.30                            71,810
   2009                                                 1.14                           1.25                            62,406
   2008                                                 1.17                           1.14                           199,768
   2007                                                 1.07                           1.17                            69,409
   2006                                                 1.08                           1.07                            56,764

  BAND 0
   2014                                               $ 1.51                         $ 1.54                           451,270
   2013                                                 1.66                           1.51                           938,452
   2012                                                 1.56                           1.66                         1,628,420
   2011                                                 1.39                           1.56                           394,677
   2010                                                 1.32                           1.39                           389,191
   2009                                                 1.19                           1.32                           294,106
   2008                                                 1.21                           1.19                           146,929
   2007                                                 1.09                           1.21                            27,558
   2006                                                 1.07                           1.09                             2,174
   2005                                                 1.06                           1.07                           896,882

AMERICAN CENTURY INTERNATIONAL BOND - A CLASS
  BAND 125
   2014                                               $ 1.00                         $ 0.96                               669
   2013                                                 1.07                           1.00                               668
   2012                                                 1.04                           1.07                               430
   2011                                                 1.00                           1.04                                 -
   2010                                                 1.01                           1.00                               787

AMERICAN CENTURY INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
   2014                                               $ 1.01                         $ 0.97                               197
   2013                                                 1.08                           1.01                           137,227
   2012                                                 1.05                           1.08                            93,558
   2011                                                 1.01                           1.05                                69
   2010                                                 1.01                           1.01                                 9



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL DISCOVERY - A CLASS
  BAND 125
   2014                                               $ 0.84                         $ 0.78                            26,210
   2013                                                 0.66                           0.84                            93,879
   2012                                                 0.58                           0.66                           152,407
   2011                                                 0.71                           0.58                           239,843
   2010                                                 0.60                           0.71                           241,002
   2009                                                 0.45                           0.60                           183,596
   2008                                                 0.96                           0.45                           101,975

AMERICAN CENTURY INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
   2014                                               $ 0.86                         $ 0.79                                 -
   2013                                                 0.67                           0.86                                 -
   2012                                                 0.59                           0.67                                 -
   2011                                                 0.72                           0.59                             5,323
   2010                                                 0.60                           0.72                             1,785
   2009                                                 0.45                           0.60                             1,144
   2008                                                 0.96                           0.45                               333

AMERICAN CENTURY INTERNATIONAL GROWTH - A CLASS
  BAND 125
   2014                                               $ 2.40                         $ 2.24                           160,819
   2013                                                 1.98                           2.40                           261,027
   2012                                                 1.65                           1.98                           230,938
   2011                                                 1.90                           1.65                           201,409
   2010                                                 1.69                           1.90                           165,357
   2009                                                 1.28                           1.69                           142,053
   2008                                                 2.38                           1.28                            82,938
   2007                                                 2.06                           2.38                           141,843
   2006                                                 1.67                           2.06                            46,347

  BAND 100
   2014                                               $ 2.46                         $ 2.30                            84,469
   2013                                                 2.03                           2.46                               135

AMERICAN CENTURY INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
   2014                                               $ 3.08                         $ 2.88                         1,159,902
   2013                                                 2.54                           3.08                           830,889
   2012                                                 2.11                           2.54                           849,168
   2011                                                 2.42                           2.11                           847,501
   2010                                                 2.16                           2.42                           840,927
   2009                                                 1.63                           2.16                           682,917
   2008                                                 3.01                           1.63                           589,391
   2007                                                 2.60                           3.01                           555,930
   2006                                                 2.11                           2.60                           490,071
   2005                                                 1.88                           2.11                           481,271



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY LARGE COMPANY VALUE - A CLASS
  BAND 125
   2014                                               $ 2.03                         $ 2.26                           450,871
   2013                                                 1.57                           2.03                           545,460
   2012                                                 1.37                           1.57                           513,770
   2011                                                 1.37                           1.37                           785,241
   2010                                                 1.25                           1.37                         1,188,853
   2009                                                 1.05                           1.25                         1,235,965
   2008                                                 1.70                           1.05                         1,365,605
   2007                                                 1.75                           1.70                         1,337,667
   2006                                                 1.51                           1.75                         1,045,173

  BAND 100
   2014                                               $ 2.08                         $ 2.32                            68,605

  BAND 0
   2014                                               $ 2.34                         $ 2.64                           161,733
   2013                                                 1.79                           2.34                           154,658
   2012                                                 1.54                           1.79                            67,476
   2011                                                 1.52                           1.54                           423,275
   2010                                                 1.37                           1.52                           419,858
   2009                                                 1.14                           1.37                           366,693
   2008                                                 1.82                           1.14                           274,192
   2007                                                 1.85                           1.82                           223,327
   2006                                                 1.48                           1.85                           181,604
   2005                                                 1.45                           1.48                           510,254

AMERICAN CENTURY MID CAP VALUE FUND - A CLASS
  BAND 125
   2014                                               $ 2.23                         $ 2.56                         2,611,195
   2013                                                 1.74                           2.23                         2,446,738
   2012                                                 1.52                           1.74                         1,179,331
   2011                                                 1.55                           1.52                           688,606
   2010                                                 1.32                           1.55                            77,429
   2009                                                 1.03                           1.32                            59,773

  BAND 0
   2014                                               $ 2.38                         $ 2.76                            92,488
   2013                                                 1.83                           2.38                            77,581
   2012                                                 1.58                           1.83                            40,933
   2011                                                 1.59                           1.58                            36,024
   2010                                                 1.34                           1.59                             6,327

AMERICAN CENTURY MID CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2014                                               $ 2.26                         $ 2.60                         4,488,267
   2013                                                 1.76                           2.26                         3,152,479
   2012                                                 1.53                           1.76                         1,828,315
   2011                                                 1.56                           1.53                         1,064,186
   2010                                                 1.32                           1.56                           615,122
   2009                                                 1.03                           1.32                           108,435

  BAND 0
   2014                                               $ 2.41                         $ 2.80                           828,620
   2013                                                 1.85                           2.41                         1,190,018
   2012                                                 1.59                           1.85                         1,212,406

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2015 PORTFOLIO - A CLASS (MERGED INTO AMERICAN CENTURY ONE CHOICE
RETIREMENT PORTFOLIO - A CLASS EFFECTIVE 03/25/15)
  BAND 125
   2014                                              $ 1.55                       $  1.62                     16,695,442
   2013                                                1.41                          1.55                     17,250,379
   2012                                                1.30                          1.41                     12,940,451
   2011                                                1.28                          1.30                      8,380,520
   2010                                                1.17                          1.28                      4,777,583
   2009                                                1.00 (05/01/09)               1.17                      1,637,655

  BAND 100
   2014                                              $ 1.57                       $  1.65                      1,967,041

  BAND 0
   2014                                              $ 1.65                       $  1.74                        394,166
   2013                                                1.48                          1.65                        458,411
   2012                                                1.34                          1.48                        345,047
   2011                                                1.30                          1.34                         95,232
   2010                                                1.18                          1.30                         98,763
   2009                                                1.00 (05/01/09)               1.18                         14,003

AMERICAN CENTURY ONE CHOICE 2015 PORTFOLIO - INVESTOR CLASS (MERGED INTO AMERICAN CENTURY ONE CHOICE
RETIREMENT PORTFOLIO - INVESTOR CLASS EFFECTIVE 03/25/15)
  BAND 125
   2014                                              $ 1.57                       $  1.65                     10,667,115
   2013                                                1.43                          1.57                     11,854,552
   2012                                                1.31                          1.43                      7,540,991
   2011                                                1.28                          1.31                      4,159,692
   2010                                                1.17                          1.28                      3,223,481
   2009                                                1.00 (05/01/09)               1.17                         57,504

  BAND 0
   2014                                              $ 1.66                       $  1.77                      1,486,965
   2013                                                1.49                          1.66                      1,548,362
   2012                                                1.35                          1.49                      1,098,804
   2011                                                1.31                          1.35                        963,099
   2010                                                1.18                          1.31                        456,364

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - A CLASS
  BAND 125
   2014                                              $ 1.60                       $  1.68                     19,134,561
   2013                                                1.44                          1.60                     19,622,590
   2012                                                1.32                          1.44                     11,819,175
   2011                                                1.30                          1.32                      6,921,485
   2010                                                1.18                          1.30                      3,624,796
   2009                                                1.00 (05/01/09)               1.18                      1,640,323

  BAND 100
   2014                                              $ 1.62                       $  1.70                      1,881,940

  BAND 0
   2014                                              $ 1.70                       $  1.80                      1,560,915
   2013                                                1.51                          1.70                      1,458,362
   2012                                                1.36                          1.51                      1,607,851
   2011                                                1.33                          1.36                        407,867
   2010                                                1.19                          1.33                        706,836

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                              $ 1.62                       $  1.71                     21,709,581
   2013                                                1.46                          1.62                     21,625,486
   2012                                                1.32                          1.46                      9,553,542
   2011                                                1.31                          1.32                      6,448,379
   2010                                                1.18                          1.31                      3,499,128

  BAND 0
   2014                                              $ 1.72                       $  1.83                      4,445,030
   2013                                                1.52                          1.72                      4,199,711
   2012                                                1.37                          1.52                      1,109,395
   2011                                                1.33                          1.37                        837,155
   2010                                                1.19                          1.33                        414,566

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - A CLASS
  BAND 125
   2014                                              $ 1.65                       $  1.74                     19,473,345
   2013                                                1.47                          1.65                     18,437,776
   2012                                                1.33                          1.47                     12,981,683
   2011                                                1.33                          1.33                      7,831,506
   2010                                                1.20                          1.33                      3,897,760
   2009                                                1.00 (05/01/09)               1.20                      1,218,992

  BAND 100
   2014                                              $ 1.67                       $  1.76                      1,552,305

  BAND 0
   2014                                              $ 1.75                       $  1.87                        912,981
   2013                                                1.54                          1.75                        844,708
   2012                                                1.38                          1.54                        811,873
   2011                                                1.36                          1.38                        475,952
   2010                                                1.21                          1.36                        416,007

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                              $ 1.67                       $  1.76                     14,593,911
   2013                                                1.48                          1.67                     13,096,427
   2012                                                1.34                          1.48                      7,868,145
   2011                                                1.33                          1.34                      5,098,654
   2010                                                1.20                          1.33                      3,517,307
   2009                                                1.00 (05/01/09)               1.20                         31,934

  BAND 0
   2014                                              $ 1.77                       $  1.89                      1,917,941
   2013                                                1.55                          1.77                      1,632,244
   2012                                                1.39                          1.55                      1,298,170
   2011                                                1.36                          1.39                        891,632
   2010                                                1.21                          1.36                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - A CLASS
  BAND 125
   2014                                              $ 1.71                       $  1.81                     17,417,685
   2013                                                1.50                          1.71                     15,464,599
   2012                                                1.35                          1.50                      9,921,337
   2011                                                1.35                          1.35                      6,029,404
   2010                                                1.21                          1.35                      3,505,132
   2009                                                1.00 (05/01/09)               1.21                      1,108,217

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                              $ 1.73                       $  1.83                      1,468,834
   2013                                                1.51                          1.73                            179

  BAND 0
   2014                                              $ 1.81                       $  1.94                      1,038,047
   2013                                                1.57                          1.81                      1,012,164
   2012                                                1.39                          1.57                      1,022,666
   2011                                                1.38                          1.39                        109,663
   2010                                                1.22                          1.38                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                              $ 1.73                       $  1.83                     13,458,488
   2013                                                1.51                          1.73                     13,610,639
   2012                                                1.36                          1.51                      6,850,132
   2011                                                1.36                          1.36                      4,394,880
   2010                                                1.22                          1.36                      2,261,026

  BAND 0
   2014                                              $ 1.83                       $  1.97                      3,134,088
   2013                                                1.58                          1.83                      2,882,260
   2012                                                1.40                          1.58                        856,511
   2011                                                1.39                          1.40                        642,417
   2010                                                1.23                          1.39                        390,699

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - A CLASS
  BAND 125
   2014                                              $ 1.78                       $  1.89                     14,514,076
   2013                                                1.53                          1.78                     13,574,732
   2012                                                1.37                          1.53                      8,184,459
   2011                                                1.38                          1.37                      5,888,624
   2010                                                1.23                          1.38                      3,149,445
   2009                                                1.00 (05/01/09)               1.23                      1,125,320

  BAND 100
   2014                                              $ 1.80                       $  1.91                        734,974
   2013                                                1.55                          1.80                          2,017

  BAND 50
   2014                                              $ 1.84                       $  1.97                          2,592
   2013                                                1.57                          1.84                          3,673
   2012                                                1.40                          1.57                          3,521
   2011                                                1.40                          1.40                          3,238
   2010                                                1.24                          1.40                            793

  BAND 0
   2014                                              $ 1.89                       $  2.03                        358,981
   2013                                                1.60                          1.89                        360,093
   2012                                                1.42                          1.60                        369,760
   2011                                                1.41                          1.42                        176,108
   2010                                                1.24                          1.41                        131,553



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                             $  1.80                       $ 1.91                      11,304,145
   2013                                                1.55                         1.80                      10,096,993
   2012                                                1.38                         1.55                       6,071,280
   2011                                                1.39                         1.38                       3,738,218
   2010                                                1.23                         1.39                       1,713,746
   2009                                                1.00 (05/01/09)              1.23                           3,892

  BAND 0
   2014                                             $  1.91                       $ 2.05                       1,886,002
   2013                                                1.62                         1.91                       1,344,058
   2012                                                1.43                         1.62                         829,137
   2011                                                1.42                         1.43                         569,856
   2010                                                1.24                         1.42                         314,942

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - A CLASS
  BAND 125
   2014                                             $  1.85                       $ 1.97                      13,753,750
   2013                                                1.57                         1.85                      11,560,264
   2012                                                1.39                         1.57                       7,233,304
   2011                                                1.41                         1.39                       4,146,440
   2010                                                1.25                         1.41                       2,352,543
   2009                                                1.00 (05/01/09)              1.25                         559,321

  BAND 100
   2014                                             $  1.87                       $ 1.99                         879,925
   2013                                                1.58                         1.87                           3,847
   2012                                                1.40                         1.58                           1,120

  BAND 0
   2014                                             $  1.96                       $ 2.11                       1,089,013
   2013                                                1.64                         1.96                       1,144,563
   2012                                                1.44                         1.64                       1,183,708
   2011                                                1.44                         1.44                         153,824
   2010                                                1.26                         1.44                         281,155

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                             $  1.87                       $ 1.99                      11,448,404
   2013                                                1.58                         1.87                      10,982,872
   2012                                                1.40                         1.58                       5,914,245
   2011                                                1.42                         1.40                       3,619,020
   2010                                                1.25                         1.42                       1,559,523

  BAND 0
   2014                                             $  1.98                       $ 2.14                       2,742,179
   2013                                                1.65                         1.98                       2,448,121
   2012                                                1.44                         1.65                         687,340
   2011                                                1.45                         1.44                         488,754
   2010                                                1.26                         1.45                         272,970



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - A CLASS
  BAND 125
   2014                                             $  1.88                       $ 2.01                       8,225,913
   2013                                                1.58                         1.88                       7,114,366
   2012                                                1.39                         1.58                       4,030,486
   2011                                                1.42                         1.39                       2,486,219
   2010                                                1.25                         1.42                       1,164,565
   2009                                                1.00 (05/01/09)              1.25                         355,157

  BAND 100
   2014                                             $  1.90                       $ 2.04                         509,425
   2013                                                1.59                         1.90                          14,620
   2012                                                1.40                         1.59                           2,715

  BAND 0
   2014                                             $  1.99                       $ 2.16                         372,373
   2013                                                1.65                         1.99                         382,692
   2012                                                1.44                         1.65                         364,211
   2011                                                1.45                         1.44                         136,843
   2010                                                1.26                         1.45                         127,298

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                             $  1.91                       $ 2.04                       6,617,545
   2013                                                1.59                         1.91                       5,262,153
   2012                                                1.40                         1.59                       2,978,285
   2011                                                1.43                         1.40                       1,743,664
   2010                                                1.26                         1.43                         823,793
   2009                                                1.00 (05/01/09)              1.26                           9,971

  BAND 0
   2014                                             $  2.02                       $ 2.19                         866,380
   2013                                                1.67                         2.02                         757,750
   2012                                                1.45                         1.67                         489,432
   2011                                                1.46                         1.45                         339,694
   2010                                                1.27                         1.46                         188,028

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - A CLASS
  BAND 125
   2014                                             $  1.91                       $ 2.04                       6,182,368
   2013                                                1.59                         1.91                       4,288,733
   2012                                                1.40                         1.59                       2,728,105
   2011                                                1.43                         1.40                       1,607,667
   2010                                                1.26                         1.43                         680,617
   2009                                                1.00 (05/01/09)              1.26                         257,861

  BAND 100
   2014                                             $  1.93                       $ 2.07                         186,001

  BAND 0
   2014                                             $  2.02                       $ 2.19                         401,566
   2013                                                1.67                         2.02                         424,966
   2012                                                1.45                         1.67                         395,452
   2011                                                1.46                         1.45                         124,534
   2010                                                1.27                         1.46                         112,315

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                             $  1.93                       $ 2.07                       4,755,822
   2013                                                1.60                         1.93                       3,692,614
   2012                                                1.41                         1.60                       2,161,388
   2011                                                1.44                         1.41                       1,190,201
   2010                                                1.26                         1.44                         629,545

  BAND 0
   2014                                             $  2.04                       $ 2.22                       2,076,371
   2013                                                1.68                         2.04                       1,900,887
   2012                                                1.46                         1.68                         315,629
   2011                                                1.47                         1.46                         227,082
   2010                                                1.27                         1.47                         127,230

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - A CLASS
  BAND 125
   2014                                             $  1.27                       $ 1.36                       2,407,473
   2013                                                1.06                         1.27                       1,223,350
   2012                                                0.93                         1.06                         473,815
   2011                                                1.00 (04/01/11)              0.93                          94,061

  BAND 100
   2014                                             $  1.28                       $ 1.38                          22,365

  BAND 0
   2014                                             $  1.32                       $ 1.43                          61,616
   2013                                                1.08                         1.32                          30,152
   2012                                                0.94                         1.08                           9,773

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                             $  1.28                       $ 1.38                       1,302,001
   2013                                                1.06                         1.28                         661,085
   2012                                                0.93                         1.06                         183,967
   2011                                                1.00 (04/01/11)              0.93                          16,185

  BAND 0
   2014                                             $  1.33                       $ 1.44                         285,373
   2013                                                1.09                         1.33                          50,166
   2012                                                0.94                         1.09                           8,264
   2011                                                1.00 (04/01/11)              0.94                           1,528

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - A CLASS
  BAND 125
   2014                                             $  1.51                       $ 1.58                       2,738,548
   2013                                                1.38                         1.51                       2,969,030
   2012                                                1.27                         1.38                       1,789,186
   2011                                                1.25                         1.27                         861,482
   2010                                                1.15                         1.25                         386,601
   2009                                                1.00 (05/01/09)              1.15                          35,426

  BAND 100
   2014                                             $  1.53                       $ 1.61                         379,462
   2013                                                1.39                         1.53                           4,492



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.60                         $ 1.70                           342,413
   2013                                                 1.45                           1.60                           337,595
   2012                                                 1.32                           1.45                           362,961

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - INVESTOR CLASS
  BAND 125
   2014                                               $ 1.53                         $ 1.60                         1,863,172
   2013                                                 1.39                           1.53                         3,090,764
   2012                                                 1.28                           1.39                         1,791,943
   2011                                                 1.25                           1.28                         1,726,001
   2010                                                 1.15                           1.25                           394,579

  BAND 0
   2014                                               $ 1.62                         $ 1.72                           652,180
   2013                                                 1.46                           1.62                           655,259
   2012                                                 1.32                           1.46                            23,704
   2011                                                 1.28                           1.32                            14,095
   2010                                                 1.16                           1.28                             3,832

AMERICAN CENTURY REAL ESTATE - A CLASS
  BAND 125
   2014                                               $ 2.34                         $ 2.99                           751,004
   2013                                                 2.35                           2.34                         1,383,929
   2012                                                 2.03                           2.35                         1,259,227
   2011                                                 1.84                           2.03                           748,646
   2010                                                 1.45                           1.84                         1,061,530
   2009                                                 1.16                           1.45                           860,977
   2008                                                 2.08                           1.16                           644,022
   2007                                                 2.51                           2.08                           514,912
   2006                                                 1.89                           2.51                           847,313

  BAND 100
   2014                                               $ 2.41                         $ 3.08                             5,536
   2013                                                 2.41                           2.41                               747
   2012                                                 2.07                           2.41                               362

  BAND 0
   2014                                               $ 2.69                         $ 3.48                             1,096
   2013                                                 2.67                           2.69                           291,549
   2012                                                 2.27                           2.67                           285,194
   2011                                                 2.04                           2.27                           128,262
   2010                                                 1.59                           2.04                           289,416
   2009                                                 1.25                           1.59                           280,215
   2008                                                 2.22                           1.25                           216,210
   2007                                                 2.64                           2.22                           142,257
   2006                                                 1.89                           2.64                            87,376
   2005                                                 1.65                           1.89                           191,151



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY REAL ESTATE - INVESTOR CLASS
  BAND 125
   2014                                              $ 0.97                       $  1.25                      2,259,305
   2013                                                0.97                          0.97                      7,456,347
   2012                                                0.84                          0.97                      7,452,986
   2011                                                0.76                          0.84                        993,413
   2010                                                0.60                          0.76                      1,217,601
   2009                                                0.48                          0.60                      1,143,716
   2008                                                0.85                          0.48                      1,660,372
   2007                                                1.00 (05/24/07)               0.85                      1,106,259

AMERICAN CENTURY SELECT - A CLASS
  BAND 125
   2014                                              $ 1.62                       $  1.76                        152,107
   2013                                                1.26                          1.62                        203,656
   2012                                                1.11                          1.26                        257,214
   2011                                                1.12                          1.11                         84,500
   2010                                                0.99                          1.12                         96,328
   2009                                                0.74                          0.99                         93,810
   2008                                                1.25                          0.74                         71,559
   2007                                                1.06                          1.25                         89,918
   2006                                                1.08                          1.06                         46,347

  BAND 100
   2014                                              $ 1.66                       $  1.81                         38,391

AMERICAN CENTURY SELECT - INVESTOR CLASS
  BAND 125
   2014                                              $ 3.20                       $  3.49                         25,564
   2013                                                2.49                          3.20                         27,636
   2012                                                2.20                          2.49                         24,322
   2011                                                2.19                          2.20                         14,460
   2010                                                1.94                          2.19                         15,330
   2009                                                1.46                          1.94                         15,022
   2008                                                2.44                          1.46                         13,636
   2007                                                2.03                          2.44                          1,279
   2006                                                2.10                          2.03                          2,919
   2005                                                2.10                          2.10                         20,250

AMERICAN CENTURY SMALL CAP GROWTH - A CLASS
  BAND 125
   2014                                              $ 2.18                       $  2.26                        425,444
   2013                                                1.57                          2.18                        584,467
   2012                                                1.39                          1.57                        538,411
   2011                                                1.49                          1.39                        568,575
   2010                                                1.16                          1.49                        718,176
   2009                                                0.94                          1.16                        475,028
   2008                                                1.65                          0.94                        463,450
   2007                                                1.35                          1.65                        219,861
   2006                                                1.21                          1.35                        126,392
   2005                                                1.17                          1.21                         51,638



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                               $ 2.23                         $ 2.32                            53,859
   2013                                                 1.60                           2.23                                42
   2012                                                 1.42                           1.60                                 -
   2011                                                 1.51                           1.42                             1,289
   2010                                                 1.18                           1.51                             1,200
   2009                                                 0.95                           1.18                               914
   2008                                                 1.67                           0.95                               579

AMERICAN CENTURY SMALL CAP VALUE - A CLASS
  BAND 125
   2014                                               $ 3.23                         $ 3.33                           562,365
   2013                                                 2.43                           3.23                           529,649
   2012                                                 2.12                           2.43                           443,215
   2011                                                 2.30                           2.12                           350,672
   2010                                                 1.89                           2.30                           251,731
   2009                                                 1.38                           1.89                           138,759
   2008                                                 1.93                           1.38                            90,831
   2007                                                 2.02                           1.93                            74,618
   2006                                                 1.77                           2.02                           189,914
   2005                                                 1.66                           1.77                           131,828

  BAND 50
   2014                                               $ 3.49                         $ 3.62                            39,214
   2013                                                 2.61                           3.49                            39,867
   2012                                                 2.25                           2.61                            42,864
   2011                                                 2.43                           2.25                            42,889
   2010                                                 1.98                           2.43                             7,942

  BAND 0
   2014                                               $ 3.70                         $ 3.85                           218,602
   2013                                                 2.75                           3.70                            63,318
   2012                                                 2.36                           2.75                            60,448
   2011                                                 2.54                           2.36                            55,001
   2010                                                 2.05                           2.54                             7,968

AMERICAN CENTURY SMALL CAP VALUE - INVESTOR CLASS
  BAND 125
   2014                                               $ 3.48                         $ 3.59                         4,216,181
   2013                                                 2.61                           3.48                         4,625,368
   2012                                                 2.27                           2.61                         4,394,657
   2011                                                 2.46                           2.27                         4,503,943
   2010                                                 2.01                           2.46                         4,498,490
   2009                                                 1.47                           2.01                         3,896,716
   2008                                                 2.05                           1.47                         3,748,913
   2007                                                 2.13                           2.05                         3,912,022
   2006                                                 1.87                           2.13                         4,345,605
   2005                                                 1.75                           1.87                         3,772,575

  BAND 0
   2014                                               $ 4.08                         $ 4.26                           239,660
   2013                                                 3.03                           4.08                           229,979
   2012                                                 2.59                           3.03                           218,774
   2011                                                 2.78                           2.59                           210,246
   2010                                                 1.01                           2.78                           154,247

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL COMPANY - A CLASS
  BAND 125
    2014                                            $ 2.77                          $ 2.89                           447,634
    2013                                              1.96                            2.77                           437,031
    2012                                              1.75                            1.96                            68,671
    2011                                              1.79                            1.75                            52,786
    2010                                              1.43                            1.79                            63,724
    2009                                              1.20                            1.43                            65,186
    2008                                              1.97                            1.20                            53,554
    2007                                              2.13                            1.97                            45,071
    2006                                              2.06                            2.13                            70,878

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE - A CLASS
  BAND 125
    2014                                            $ 2.23                          $ 2.35                         6,219,294
    2013                                              1.89                            2.23                         7,139,084
    2012                                              1.66                            1.89                         5,980,379
    2011                                              1.72                            1.66                         5,046,090
    2010                                              1.52                            1.72                         4,523,161
    2009                                              1.22                            1.52                         4,074,877
    2008                                              1.87                            1.22                         2,469,327
    2007                                              1.65                            1.87                         1,169,269
    2006                                              1.47                            1.65                         1,018,890
    2005                                              1.39                            1.47                           509,829

  BAND 100
    2014                                            $ 2.28                          $ 2.41                           899,506
    2013                                              1.93                            2.28                           208,662
    2012                                              1.70                            1.93                           197,276
    2011                                              1.75                            1.70                           168,620
    2010                                              1.54                            1.75                           129,782
    2009                                              1.24                            1.54                            91,796
    2008                                              1.89                            1.24                            50,609
    2007                                              1.67                            1.89                            15,854

  BAND 50
    2014                                            $ 2.40                          $ 2.55                            15,831
    2013                                              2.02                            2.40                            17,327
    2012                                              1.77                            2.02                            19,701
    2011                                              1.82                            1.77                            21,354
    2010                                              1.59                            1.82                            23,810

  BAND 0
    2014                                            $ 2.54                          $ 2.72                         1,413,689
    2013                                              2.13                            2.54                         1,459,953
    2012                                              1.86                            2.13                         1,401,309
    2011                                              1.90                            1.86                         1,306,148
    2010                                              1.65                            1.90                           278,790



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE - INVESTOR CLASS
  BAND 125
    2014                                            $  1.97                         $  2.08                        24,690,951
    2013                                               1.67                            1.97                        22,940,316
    2012                                               1.47                            1.67                        23,882,811
    2011                                               1.51                            1.47                        21,751,649
    2010                                               1.33                            1.51                        19,557,891
    2009                                               1.07                            1.33                        17.387,419
    2008                                               1.64                            1.07                        14,029,956
    2007                                               1.45                            1.64                         9,397,001
    2006                                               1.28                            1.45                         5,128,840

  BAND 0
    2014                                            $  2.28                         $  2.44                           496,383
    2013                                               1.90                            2.28                           459,356
    2012                                               1.65                            1.90                           457,792
    2011                                               1.69                            1.65                           417,435
    2010                                               1.46                            1.69                           422,965

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE - A CLASS
  BAND 125
    2014                                            $  1.69                         $  1.77                         2,703,532
    2013                                               1.56                            1.69                         4,120,079
    2012                                               1.44                            1.56                         3,389,605
    2011                                               1.42                            1.44                         2,636,851
    2010                                               1.31                            1.42                         2,390,868
    2009                                               1.16                            1.31                         1,973,305
    2008                                               1.40                            1.16                         1,940,616
    2007                                               1.32                            1.40                         1,038,630
    2006                                               1.23                            1.32                           509,830
    2005                                               1.20                            1.23                           197,157

  BAND 100
    2014                                            $  1.73                         $  1.82                           896,035
    2013                                               1.60                            1.73                             4,755
    2012                                               1.47                            1.60                            70,090
    2011                                               1.44                            1.47                            59,923
    2010                                               1.33                            1.44                            46,967
    2009                                               1.18                            1.33                            36,091
    2008                                               1.41                            1.18                               814
    2007                                               1.33                            1.41                               195

  BAND 0
    2014                                            $  1.92                         $  2.04                           227,851
    2013                                               1.75                            1.92                           207,386
    2012                                               1.60                            1.75                           179,804
    2011                                               1.55                            1.60                           170,685
    2010                                               1.42                            1.55                            69,102



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE - INVESTOR CLASS
  BAND 125
    2014                                             $ 1.63                        $ 1.71                       7,101,436
    2013                                               1.50                          1.63                       6,501,158
    2012                                               1.39                          1.50                       5,764,235
    2011                                               1.36                          1.39                       5,027,788
    2010                                               1.26                          1.36                       5,064,756
    2009                                               1.11                          1.26                       4,838,273
    2008                                               1.33                          1.11                       3,844,730
    2007                                               1.26                          1.33                       2,278,412
    2006                                               1.17                          1.26                       2,033,865

  BAND 0
    2014                                             $ 1.89                        $ 2.00                         524,794
    2013                                               1.72                          1.89                         507,787
    2012                                               1.57                          1.72                         541,205
    2011                                               1.51                          1.57                         630,906
    2010                                               1.38                          1.51                         710,756

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE - A CLASS
  BAND 125
    2014                                             $ 2.01                        $ 2.12                      12,094,607
    2013                                               1.77                          2.01                      14,718,175
    2012                                               1.59                          1.77                      12,895,546
    2011                                               1.60                          1.59                      11,702,163
    2010                                               1.44                          1.60                      10,739,208
    2009                                               1.21                          1.44                       8,769,582
    2008                                               1.66                          1.21                       6,417,840
    2007                                               1.52                          1.66                       2,393,701
    2006                                               1.39                          1.52                       2,215,858

  BAND 100
    2014                                             $ 2.07                        $ 2.18                       2,726,379
    2013                                               1.81                          2.07                         349,912
    2012                                               1.62                          1.81                         302,401
    2011                                               1.63                          1.62                         299,200
    2010                                               1.47                          1.63                         426,668
    2009                                               1.23                          1.47                       4,563,198
    2008                                               1.67                          1.23                       4,113,686
    2007                                               1.53                          1.67                       2,568,262
    2006                                               1.37                          1.53                         918,644
    2005                                               1.31                          1.37                       1,347,923

  BAND 75
    2014                                             $ 2.12                        $ 2.24                         740,219
    2013                                               1.85                          2.12                         877,377
    2012                                               1.66                          1.85                       1,028,199
    2011                                               1.66                          1.66                       1,055,544

  BAND 50
    2014                                             $ 2.17                        $ 2.30                          13,408
    2013                                               1.90                          2.17                          10,291
    2012                                               1.69                          1.90                          11,533
    2011                                               1.69                          1.69                          12,803
    2010                                               1.51                          1.69                          11,866

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $  2.30                       $ 2.45                       1,785,246
   2013                                                2.00                         2.30                       1,909,284
   2012                                                1.77                         2.00                       1,862,496
   2011                                                1.77                         1.77                       1,795,448
   2010                                                1.57                         1.77                         195,762

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE - INVESTOR CLASS
  BAND 125
   2014                                             $  1.86                       $ 1.96                      44,917,084
   2013                                                1.63                         1.86                      40,335,907
   2012                                                1.46                         1.63                      40,859,329
   2011                                                1.47                         1.46                      38,073,248
   2010                                                1.32                         1.47                      35,016.804
   2009                                                1.11                         1.32                      33,699,497
   2008                                                1.51                         1.11                      28,417,955
   2007                                                1.38                         1.51                      16,260,633
   2006                                                1.26                         1.38                       6,700,797

  BAND 0
   2014                                             $  2.15                       $ 2.30                       2,670,805
   2013                                                1.86                         2.15                       2,929,731
   2012                                                1.65                         1.86                       3,145,815
   2011                                                1.64                         1.65                       3,403,402
   2010                                                1.46                         1.64                       3,568,225

AMERICAN CENTURY ULTRA - A CLASS
  BAND 125
   2014                                             $  2.01                       $ 2.18                         261,921
   2013                                                1.49                         2.01                         422,104
   2012                                                1.33                         1.49                         411,335
   2011                                                1.33                         1.33                         415,957
   2010                                                1.16                         1.33                         352,431
   2009                                                0.87                         1.16                         343,801
   2008                                                1.51                         0.87                         301,051
   2007                                                1.26                         1.51                         295,358
   2006                                                1.32                         1.26                         392,425
   2005                                                1.32                         1.32                         394,020

  BAND 100
   2014                                             $  2.06                       $ 2.24                          90,134

AMERICAN CENTURY ULTRA - INVESTOR CLASS
  BAND 125
   2014                                             $  3.61                       $ 3.92                         581,205
   2013                                                2.67                         3.61                         448,082
   2012                                                2.37                         2.67                         249,550
   2011                                                2.37                         2.37                         264,155
   2010                                                2.06                         2.37                         101,485
   2009                                                1.54                         2.06                         101,218
   2008                                                2.68                         1.54                         134,718
   2007                                                2.23                         2.68                          71,351
   2006                                                2.33                         2.23                         288,671
   2005                                                2.31                         2.33                         309,375

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VALUE - A CLASS
  BAND 125
   2014                                             $ 1.42                        $ 1.58                         28,494
   2013                                               1.10                          1.42                         25,696

AMERICAN CENTURY VALUE - INVESTOR CLASS
  BAND 125
   2014                                             $ 1.43                        $ 1.59                      1,143,266
   2013                                               1.10                          1.43                             73

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND - I CLASS
  BAND 125
   2014                                             $ 3.55                        $ 3.79                      4,201,495
   2013                                               2.74                          3.55                      4,639,692
   2012                                               2.39                          2.74                      5,034,146
   2011                                               2.59                          2.39                      5,436,459
   2010                                               2.00                          2.59                      5,326,783
   2009                                               1.48                          2.00                      5,438,077
   2008                                               2.78                          1.48                      5,734,227
   2007                                               1.93                          2.78                      5,708,745
   2006                                               1.67                          1.93                      5,852,664
   2005                                               1.38                          1.67                      6,566,358

  BAND 25
   2014                                             $ 3.93                        $ 4.24                              -
   2013                                               3.01                          3.93                              -
   2012                                               2.60                          3.01                              -
   2011                                               2.79                          2.60                              -
   2010                                               2.13                          2.79                        203,738
   2009                                               1.56                          2.13                        139,222
   2008                                               2.90                          1.56                         74,014

AMERICAN FUNDS AMCAP FUND - R3 CLASS
  BAND 125
   2014                                             $ 1.60                        $ 1.76                        955,092
   2013                                               1.19                          1.60                        887,860
   2012                                               1.04                          1.19                        543,469
   2011                                               1.05                          1.04                        520,109
   2010                                               0.94                          1.05                        346,384
   2009                                               0.69                          0.94                        289,759
   2008                                               1.12                          0.69                         78.121
   2007                                               1.06                          1.12                         17,072
   2006                                               1.00 (01/03/06)               1.06                         35,600

  BAND 100
   2014                                             $ 1.63                        $ 1.80                        423,904

  BAND 0
   2014                                             $ 1.77                        $ 1.97                        799,137
   2013                                               1.30                          1.77                        642,126
   2012                                               1.12                          1.30                        618,565
   2011                                               1.12                          1.12                        576,480
   2010                                               0.99                          1.12                        532,092
   2009                                               0.71                          0.99                        438,577
   2008                                               1.14                          0.71                        295,455
   2007                                               1.07                          1.14                              -
   2006                                               1.00 (01/03/06)               1.07                        150,144

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS AMCAP FUND - R4 CLASS
  BAND 125
   2014                                              $ 1.57                       $  1.74                      5,531,795
   2013                                                1.16                          1.57                      3,382,121
   2012                                                1.02                          1.16                      3,455,982
   2011                                                1.03                          1.02                      3,264,427
   2010                                                0.91                          1.03                        303,037
   2009                                                0.66                          0.91                        212,653
   2008                                                1.08                          0.66                        157,584
   2007                                                1.01                          1.08                        104,507

AMERICAN FUNDS AMERICAN BALANCED FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.54                       $  1.65                      6,636,140
   2013                                                1.28                          1.54                      5,663,996
   2012                                                1.14                          1.28                      4,095,869
   2011                                                1.12                          1.14                        683,659
   2010                                                1.01                          1.12                         49,487

  BAND 0
   2014                                              $ 1.62                       $  1.76                        115,769
   2013                                                1.33                          1.62                        123,560

AMERICAN FUNDS AMERICAN BALANCED FUND - R4 CLASS
  BAND 125
   2014                                              $ 1.56                       $  1.67                     15,440,557
   2013                                                1.30                          1.56                     12,667,953
   2012                                                1.15                          1.30                      2,619,333
   2011                                                1.12                          1.15                        579,339

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R3 CLASS
  BAND 125
   2014                                              $ 1.54                       $  1.52                      1,395,758
   2013                                                1.47                          1.54                      2,625,419
   2012                                                1.30                          1.47                      2,773,823
   2011                                                1.30                          1.30                      2,499,787
   2010                                                1.15                          1.30                      2,401,359
   2009                                                0.78                          1.15                      1,826,547
   2008                                                1.10                          0.78                        697,641
   2007                                                1.10                          1.10                        314,645
   2006                                                1.00 (01/03/06)               1.10                      1,475,241

  BAND 100
   2014                                              $ 1.57                       $  1.56                        187,829

  BAND 0
   2014                                              $ 1.70                       $  1.70                         35,010
   2013                                                1.60                          1.70                        119,441
   2012                                                1.40                          1.60                        274,583
   2011                                                1.38                          1.40                        257,600
   2010                                                1.20                          1.38                        215,406
   2009                                                0.81                          1.20                        253,460
   2008                                                1.13                          0.81                        170,988
   2007                                                1.12                          1.13                        182,619

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R4 CLASS
  BAND 125
   2014                                              $ 1.47                       $  1.46                      3,157,052
   2013                                                1.40                          1.47                      3,250,398
   2012                                                1.24                          1.40                      3,926,078
   2011                                                1.23                          1.24                      6,472,828
   2010                                                1.08                          1.23                      6,414,398
   2009                                                0.74                          1.08                      6,246,660
   2008                                                1.03                          0.74                      5,119,549
   2007                                                1.03                          1.03                      4,650,304

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME - R3 CLASS
  BAND 125
   2014                                              $ 1.50                       $  1.53                      9,622,944
   2013                                                1.22                          1.50                     13,579,291
   2012                                                1.04                          1.22                     13,196,341
   2011                                                1.14                          1.04                     12,488,030
   2010                                                1.08                          1.14                     11,206,401
   2009                                                0.83                          1.08                      8,843,554
   2008                                                1.36                          0.83                      4,217,847
   2007                                                1.18                          1.36                      1,111,784
   2006                                                1.00 (01/03/06)               1.18                      7,560,340

  BAND 100
   2014                                              $ 1.53                       $  1.57                        744,147
   2013                                                1.24                          1.53                         11,272
   2012                                                1.06                          1.24                         12,012
   2011                                                1.16                          1.06                         29,164
   2010                                                1.09                          1.16                         25,192
   2009                                                0.83                          1.09                         48,493
   2008                                                1.37                          0.83                          9,357

  BAND 0
   2014                                              $ 1.66                       $  1.72                        667,310
   2013                                                1.33                          1.66                      1,060,196
   2012                                                1.12                          1.33                      1,380,108
   2011                                                1.22                          1.12                      1,183,845
   2010                                                1.13                          1.22                        720,831
   2009                                                0.86                          1.13                        556,583
   2008                                                1.40                          0.86                        373,765
   2007                                                1.19                          1.40                        256,098

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME - R4 CLASS
  BAND 125
   2014                                              $ 1.38                       $  1.42                     32,395,497
   2013                                                1.12                          1.38                     35,430,230
   2012                                                0.95                          1.12                     42,309,178
   2011                                                1.04                          0.95                     42,581,932
   2010                                                0.98                          1.04                     38,570,362
   2009                                                0.75                          0.98                     30,937,527
   2008                                                1.23                          0.75                     25,084,924
   2007                                                1.06                          1.23                     17,556,300
   2006                                                1.00 (10/23/06)               1.06                        324,332

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                              $ 1.51                       $  1.57                        450,975
   2013                                                1.21                          1.51                        354,766
   2012                                                1.01                          1.21                        238,441
   2011                                                1.10                          1.01                        177,531
   2010                                                1.02                          1.10                        138,842

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.40                       $  1.34                     16,584,666
   2013                                                1.18                          1.40                     19,001,099
   2012                                                1.01                          1.18                     16,301,051
   2011                                                1.18                          1.01                     13,803,526
   2010                                                1.10                          1.18                     10,279,349
   2009                                                0.80                          1.10                      7,169,202
   2008                                                1.37                          0.80                      2,810,044
   2007                                                1.17                          1.37                      1,131,501
   2006                                                1.00 (01/03/06)               1.17                      4,192,819

  BAND 100
   2014                                              $ 1.43                       $  1.37                        887,342
   2013                                                1.20                          1.43                        103,392
   2012                                                1.02                          1.20                         97,748
   2011                                                1.20                          1.02                        111,529
   2010                                                1.11                          1.20                         98,913
   2009                                                0.81                          1.11                         99,089
   2008                                                1.38                          0.81                         70,603
   2007                                                1.17                          1.38                         71,597
   2006                                                1.00 (01/03/06)               1.17                        105,030

  BAND 50
   2014                                              $ 1.48                       $  1.43                        139,840
   2013                                                1.25                          1.48                        147,693
   2012                                                1.05                          1.25                        142,989
   2011                                                1.23                          1.05                        142,239
   2010                                                1.13                          1.23                         13,733

  BAND 0
   2014                                              $ 1.54                       $  1.50                      2,116,124
   2013                                                1.29                          1.54                      2,096,283
   2012                                                1.08                          1.29                      2,226,002
   2011                                                1.26                          1.08                      2,152,684
   2010                                                1.15                          1.26                      1,821,298
   2009                                                0.83                          1.15                      1,352,075
   2008                                                1.40                          0.83                        883,186
   2007                                                1.18                          1.40                        645,631
   2006                                                1.00 (01/03/06)               1.18                          8,090



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R4 CLASS
  BAND 125
   2014                                             $ 1.30                        $ 1.25                     47,904,834
   2013                                               1.09                          1.30                     49,516,946
   2012                                               0.93                          1.09                     39,430,332
   2011                                               1.09                          0.93                     36,371,764
   2010                                               1.01                          1.09                     31,739,094
   2009                                               0.73                          1.01                     20,960,447
   2008                                               1.25                          0.73                     11,869,197
   2007                                               1.06                          1.25                      9,653,523
   2006                                               1.00 (10/23/06)               1.06                         95,172

  BAND 0
   2014                                             $ 1.42                        $ 1.38                      4,317,937
   2013                                               1.18                          1.42                      3,888,457
   2012                                               0.99                          1.18                      3,696,773

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R3 CLASS
  BAND 125
   2014                                             $ 1.46                        $ 1.56                      9,842,830
   2013                                               1.13                          1.46                     12,979,778
   2012                                               0.98                          1.13                     12,884,095
   2011                                               1.01                          0.98                     11,982,746
   2010                                               0.90                          1.01                      9,933,523
   2009                                               0.69                          0.90                      7,546,223
   2008                                               1.16                          0.69                      3,851,011
   2007                                               1.04                          1.16                      1,250,647

  BAND 100
   2014                                             $ 1.49                        $ 1.60                        688,290
   2013                                               1.14                          1.49                         16,956
   2012                                               0.99                          1.14                         16,952
   2011                                               1.02                          0.99                         15,165
   2010                                               0.91                          1.02                         13,227
   2009                                               0.69                          0.91                         11,692

  BAND 50
   2014                                             $ 1.54                        $ 1.66                         55,149
   2013                                               1.18                          1.54                         48,706
   2012                                               1.02                          1.18                         41,904
   2011                                               1.04                          1.02                         60,589
   2010                                               0.92                          1.04                         27,095

  BAND 0
   2014                                             $ 1.60                        $ 1.73                        712,894
   2013                                               1.22                          1.60                        958,957
   2012                                               1.04                          1.22                      1,206,528
   2011                                               1.07                          1.04                      1,151,468
   2010                                               0.94                          1.07                        524,482
   2009                                               0.71                          0.94                        303,084
   2008                                               1.17                          0.71                        149,014
   2007                                               1.04                          1.17                         85,995



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R4 CLASS
  BAND 125
   2014                                             $ 1.49                        $ 1.60                     11,016,945
   2013                                               1.15                          1.49                     11,100,364
   2012                                               0.99                          1.15                     13,264,249
   2011                                               1.03                          0.99                     11,057,642
   2010                                               0.91                          1.03                      8,695,445
   2009                                               0.69                          0.91                      6,345,382
   2008                                               1.16                          0.69                      5,503,285
   2007                                               1.04                          1.16                      3,440,101

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R3 CLASS
  BAND 125
   2014                                             $ 1.11                        $ 1.11                        598,858
   2013                                               1.14                          1.11                        671,416
   2012                                               1.13                          1.14                        616,914
   2011                                               1.11                          1.13                        658,934
   2010                                               1.07                          1.11                        645,741
   2009                                               1.02                          1.07                        183,986
   2008                                               1.05                          1.02                        142,204
   2007                                               1.01                          1.05                        117,009

  BAND 100
   2014                                             $ 1.13                        $ 1.14                        161,896

  BAND 0
   2014                                             $ 1.23                        $ 1.24                         56,798
   2013                                               1.24                          1.23                         55,214
   2012                                               1.22                          1.24                         35,590
   2011                                               1.18                          1.22                        794,074
   2010                                               1.13                          1.18                        696,368
   2009                                               1.06                          1.13                        686,354
   2008                                               1.08                          1.06                        579,129
   2007                                               1.03                          1.08                         29,706
   2006                                               1.02                          1.03                        346,747

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R4 CLASS
  BAND 125
   2014                                             $ 1.12                        $ 1.13                        177,698
   2013                                               1.15                          1.12                      1,846,472
   2012                                               1.13                          1.15                      1,673,647
   2011                                               1.11                          1.13                        181,828
   2010                                               1.07                          1.11                        227,672
   2009                                               1.02                          1.07                        499,610
   2008                                               1.06                          1.02                        352,941
   2007                                               1.02                          1.06                        297,272
   2006                                               1.01 (10/23/06)               1.02                         30,202

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS NEW PERSPECTIVE FUND - R3 CLASS
  BAND 125
   2014                                             $  1.35                       $ 1.37                       2,851,298
   2013                                                1.08                         1.35                       1,853,855
   2012                                                0.91                         1.08                         533,804
   2011                                                1.00 (06/23/11)              0.91                          22,761

  BAND 0
   2014                                             $  1.40                       $ 1.44                         340,160

AMERICAN FUNDS NEW PERSPECTIVE FUND - R4 CLASS
  BAND 125
   2014                                             $  1.36                       $ 1.39                       4,128,078
   2013                                                1.09                         1.36                       2,805,857
   2012                                                0.91                         1.09                         572,944
   2011                                                1.00 (06/23/11)              0.91                         222,013

  BAND 0
   2014                                             $  1.41                       $ 1.45                         189,029
   2013                                                1.11                         1.41                         160,899
   2012                                                0.92                         1.11                         100,207

AMERICAN FUNDS NEW WORLD FUND - R3 CLASS
  BAND 125
   2014                                             $  1.26                       $ 1.20                         280,147
   2013                                                1.16                         1.26                         129,191
   2012                                                1.00 (05/24/12)              1.16                             685

  BAND 0
   2014                                             $  1.29                       $ 1.23                           1,378

AMERICAN FUNDS NEW WORLD FUND - R4 CLASS
  BAND 125
   2014                                             $  1.27                       $ 1.21                       8,347,147
   2013                                                1.17                         1.27                       2,575,655
   2012                                                1.00 (05/24/12)              1.17                           5,580

  BAND 0
   2014                                             $  1.29                       $ 1.25                           2,141

AMERICAN FUNDS SMALLCAP WORLD FUND - R3 CLASS
  BAND 125
   2014                                             $  1.16                       $ 1.16                       1,499,396
   2013                                                0.91                         1.16                       1,803,072
   2012                                                0.76                         0.91                       1,650,612
   2011                                                0.90                         0.76                       1,068,601
   2010                                                0.74                         0.90                       1,073,473
   2009                                                0.48                         0.74                         449,350
   2008                                                0.97                         0.48                         121,503

  BAND 100
   2014                                             $  1.18                       $ 1.18                         311,068
   2013                                                0.92                         1.18                          16,699
   2012                                                0.77                         0.92                          16,699

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                              $ 1.25                       $  1.27                         14,375
   2013                                                0.97                          1.25                         10,806
   2012                                                0.80                          0.97                          9,386
   2011                                                0.93                          0.80                         18,900
   2010                                                0.75                          0.93                         16,340

AMERICAN FUNDS SMALLCAP WORLD FUND - R4 CLASS
  BAND 125
   2014                                              $ 1.18                       $  1.19                      1,087,002
   2013                                                0.93                          1.18                        891,579
   2012                                                0.77                          0.93                        325,535
   2011                                                0.91                          0.77                        145,574
   2010                                                0.73                          0.91                         75,128
   2009                                                0.49                          0.73                         36,687

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R3 CLASS
  BAND 125
   2014                                              $ 1.51                       $  1.62                     12,059,746
   2013                                                1.15                          1.51                     15,844,563
   2012                                                0.96                          1.15                     16,133,112
   2011                                                1.03                          0.96                     20,086,485
   2010                                                0.93                          1.03                     19,453,538
   2009                                                0.70                          0.93                     15,600,965
   2008                                                1.17                          0.70                      8,157,308
   2007                                                1.07                          1.17                      2,932,706
   2006                                                1.00 (01/03/06)               1.07                      3,947,513

  BAND 100
   2014                                              $ 1.54                       $  1.66                        862,387
   2013                                                1.17                          1.54                         92,240
   2012                                                0.98                          1.17                        102,043
   2011                                                1.04                          0.98                         98,082
   2010                                                0.94                          1.04                         86,557
   2009                                                0.71                          0.91                         95,688
   2008                                                1.18                          0.71                         67,386
   2007                                                1.08                          1.18                         55,479
   2006                                                1.00 (01/03/06)               1.08                         78,710

  BAND 50
   2014                                              $ 1.60                       $  1.74                            120
   2013                                                1.21                          1.60                             63
   2012                                                1.01                          1.21                              -
   2011                                                1.07                          1.01                              -
   2010                                                0.96                          1.07                         72,709

  BAND 0
   2014                                              $ 1.67                       $  1.82                        767,151
   2013                                                1.25                          1.67                      1,094,119
   2012                                                1.04                          1.25                        872,967
   2011                                                1.10                          1.04                      1,053,971
   2010                                                0.98                          1.10                      1,259,135
   2009                                                0.73                          0.98                        855,642
   2008                                                1.20                          0.73                        640,240
   2007                                                1.09                          1.20                        599,249

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R4 CLASS
  BAND 125
   2014                                              $ 1.48                       $  1.59                     19,109,846
   2013                                                1.12                          1.48                     20,772,463
   2012                                                0.94                          1.12                     21,046,395
   2011                                                1.00                          0.94                     33,456,196
   2010                                                0.90                          1.00                     32,126,640
   2009                                                0.68                          0.90                     27,676,882
   2008                                                1.13                          0.68                     22,472,499
   2007                                                1.03                          1.13                     23,216,994
   2006                                                1.00 (10/23/06)               1.03                      1,364,103

  BAND 0
   2014                                              $ 1.61                       $  1.76                      5,015,535
   2013                                                1.21                          1.61                      5,449,490
   2012                                                1.00                          1.21                      6,069,619
   2011                                                1.05                          1.00                      6,365,220
   2010                                                0.94                          1.05                      7,261,795

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.70                       $  1.86                      1,683,579
   2013                                                1.31                          1.70                      1,319,491
   2012                                                1.19                          1.31                        819,793
   2011                                                1.13                          1.19                        270,357
   2010                                                1.01                          1.13                          9,329

  BAND 0
   2014                                              $ 1.79                       $  1.99                        242,423
   2013                                                1.36                          1.79                         69,699
   2012                                                1.22                          1.36                         53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R4 CLASS
  BAND 125
   2014                                              $ 1.73                       $  1.89                      3,299,660
   2013                                                1.32                          1.73                      2,622,234
   2012                                                1.19                          1.32                      1,346,107
   2011                                                1.13                          1.19                            656
   2010                                                1.01                          1.13                             59

  BAND 0
   2014                                              $ 1.81                       $  2.02                            991

AMG MANAGERS CADENCE CAPITAL APPRECIATION FUND - INVESTOR CLASS (FORMERLY MANAGERS CADENCE CAPITAL APPRECIATION FUND)
  BAND 125
   2014                                              $ 1.36                       $  1.48                         43,872
   2013                                                1.05                          1.36                         54,616
   2012                                                1.14                          1.05                        133,932
   2011                                                1.19                          1.14                        175,507
   2010                                                1.05                          1.19                        187,341
   2009                                                0.87                          1.05                        288,671
   2008                                                1.54                          0.87                      1,822,272
   2007                                                1.34                          1.54                      1,508,543
   2006                                                1.27                          1.34                      1,479,219
   2005                                                1.18                          1.27                        114,696

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2014                                          $  1.36                      $  1.49                            597
    2013                                             1.05                         1.36                            186
    2012                                             1.16                         1.05                            160
    2011                                             1.22                         1.16                            180
    2010                                             1.06                         1.22                            148
    2009                                             0.88                         1.06                            121
    2008                                             1.56                         0.88                             84

AMG MANAGERS CADENCE MID CAP FUND - INVESTOR CLASS (FORMERLY MANAGERS CADENCE MID CAP FUND)
  BAND 125
    2014                                          $  1.35                      $  1.49                          8,142
    2013                                             1.05                         1.35                          6,859
    2012                                             0.98                         1.05                          5,248
    2011                                             1.02                         0.98                          6,325
    2010                                             0.82                         1.02                         13,719
    2009                                             0.66                         0.82                          5,828
    2008                                             1.21                         0.66                             23

  BAND 100
    2014                                          $  1.36                      $  1.50                          4,447
    2013                                             1.05                         1.36                          9,510
    2012                                             1.00                         1.05                         36,397
    2011                                             1.03                         1.00                         34,736
    2010                                             0.82                         1.03                         31,742
    2009                                             0.67                         0.82                         28,306
    2008                                             1.22                         0.67                         24,545

  BAND 0
    2014                                          $  1.37                      $  1.53                              -
    2013                                             1.05                         1.37                              -
    2012                                             1.05                         1.05                         11,581
    2011                                             1.07                         1.05                          9,321
    2010                                             0.85                         1.07                          6,742
    2009                                             0.68                         0.85                          5,993
    2008                                             1.23                         0.68                            907

ARIEL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
    2014                                          $  2.24                      $  2.39                        938,021
    2013                                             1.55                         2.24                        701,891
    2012                                             1.32                         1.55                        415.119
    2011                                             1.44                         1.32                        449,147
    2010                                             1.22                         1.44                        455,729
    2009                                             0.76                         1.22                        449,491
    2008                                             1.29                         0.76                        509,627
    2007                                             1.33                         1.29                      1,003,464
    2006                                             1.21                         1.33                      1,108,088
    2005                                             1.19                         1.21                      1,338,481

  BAND 0
    2014                                          $  2.59                      $  2.80                         89,122
    2013                                             1.77                         2.59                         91,897

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

ARIEL FUND - INVESTOR CLASS
  BAND 125
    2014                                          $  2.08                       $  2.28                         517,051
    2013                                             1.46                          2.08                         496,406
    2012                                             1.22                          1.46                         679,774
    2011                                             1.40                          1.22                         596,422
    2010                                             1.12                          1.40                         620,110
    2009                                             0.70                          1.12                         583,343
    2008                                             1.36                          0.70                         699,721
    2007                                             1.40                          1.36                         902,727
    2006                                             1.29                          1.40                       1,074,915
    2005                                             1.29                          1.29                       1,297,362

AVE MARIA CATHOLIC VALUES FUND
  BAND 125
    2014                                          $  1.00 (06/26/14)            $  0.99                         123,096

AVE MARIA GROWTH FUND
  BAND 125
    2014                                          $  1.00 (06/26/14)            $  1.07                         154,425

AVE MARIA OPPORTUNITY FUND
  BAND 125
    2014                                          $  1.00 (06/26/14)            $  0.87                         137,680

AVE MARIA RISING DIVIDEND FUND
  BAND 125
    2014                                          $  1.00 (06/26/14)            $  1.02                         329,544

AVE MARIA WORLD EQUITY FUND
  BAND 125
    2014                                          $  1.00 (06/26/14)            $  0.96                          71,978

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  1.33                       $  1.44                       5,732,207
    2013                                             1.08                          1.33                       3,328,948
    2012                                             1.00 (05/24/12)               1.08                         117,902

BLACKROCK GLOBAL ALLOCATION FUND - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  1.56                       $  1.57                       1,621,893
    2013                                             1.37                          1.56                         953,938
    2012                                             1.26                          1.37                         664,775
    2011                                             1.32                          1.26                         506,406
    2010                                             1.22                          1.32                         257,662
    2009                                             1.00 (05/01/09)               1.22                           6,944

BLACKROCK GLOBAL ALLOCATION FUND - R CLASS
  BAND 125
    2014                                          $  1.51                       $  1.52                       2,655,626
    2013                                             1.34                          1.51                       2,500,872
    2012                                             1.24                          1.34                       2,098,214
    2011                                             1.31                          1.24                       1,461,933
    2010                                             1.21                          1.31                         593,215
    2009                                             1.00 (05/01/09)               1.21                         243,203

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2014                                             $ 1.53                        $ 1.54                         148,189

  BAND 0
    2014                                             $ 1.60                        $ 1.63                         277,118
    2013                                               1.41                          1.60                         269,595
    2012                                               1.28                          1.41                         251,336
    2011                                               1.34                          1.28                         232,977
    2010                                               1.22                          1.34                         227,684

BLACKROCK GNMA PORTFOLIO - SERVICE CLASS
  BAND 125
    2014                                             $ 0.97                        $ 1.01                         985,329
    2013                                               1.01                          0.97                         163,914

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2014                                             $ 2.44                        $ 2.46                          58,232
    2013                                               1.70                          2.44                         461,199
    2012                                               1.55                          1.70                         796,062
    2011                                               1.56                          1.55                         746,434
    2010                                               1.29                          1.56                         240,773
    2009                                               1.00 (05/01/09)               1.29                         120,601

BMO MID-CAP GROWTH - Y CLASS (MERGED INTO BMO SMALL-CAP VALUE - A CLASS EFFECTIVE 04/24/15)
  BAND 125
    2014                                             $ 1.45                        $ 1.51                       1,061,900
    2013                                               1.14                          1.45                       1,254,047
    2012                                               0.99                          1.14                       1,329,834
    2011                                               1.03                          0.99                       1,551,661
    2010                                               0.80                          1.03                         706,917
    2009                                               0.60                          0.80                          24,951

  BAND 100
    2014                                             $ 1.47                        $ 1.53                          33,502

BMO MID-CAP VALUE - Y CLASS
  BAND 125
    2014                                             $ 1.49                        $ 1.64                         284,100
    2013                                               1.09                          1.49                         187,888
    2012                                               0.93                          1.09                         111,230
    2011                                               1.01                          0.93                          98,933
    2010                                               0.84                          1.01                          69,459
    2009                                               0.62                          0.84                           5,438

  BAND 100
    2014                                             $ 1.51                        $ 1.67                         123,930

BMO SMALL-CAP GROWTH - Y CLASS
  BAND 125
    2014                                             $ 1.60                        $ 1.57                       6,077,772
    2013                                               1.14                          1.60                       7,768,663
    2012                                               1.03                          1.14                       6,216,864
    2011                                               1.08                          1.03                       6,155,275
    2010                                               0.81                          1.08                       3,402,048
    2009                                               0.56                          0.81                          30,179
    2008                                               0.98                          0.56                          12,348

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2014                                              $ 1.62                       $  1.60                        423,616
    2013                                                1.15                          1.62                          2,411

  BAND 50
    2014                                              $ 1.67                       $  1.66                        142,004
    2013                                                1.18                          1.67                        139,422
    2012                                                1.06                          1.18                        142,870
    2011                                                1.11                          1.06                        141,678
    2010                                                0.82                          1.11                         10,319

  BAND 0
    2014                                              $ 1.72                       $  1.72                        201,174
    2013                                                1.21                          1.72                        204,010
    2012                                                1.08                          1.21                        179,462
    2011                                                1.12                          1.08                        128,546
    2010                                                0.83                          1.12                         10,460

CALVERT EQUITY PORTFOLIO - A CLASS
  BAND 125
    2014                                              $ 1.84                       $  2.01                      1,575,819
    2013                                                1.43                          1.84                      1,694,947
    2012                                                1.25                          1.43                      1,664,504
    2011                                                1.29                          1.25                      1,159,596
    2010                                                1.12                          1.29                        567,229
    2009                                                0.85                          1.12                        504,212
    2008                                                1.33                          0.85                        439,777
    2007                                                1.23                          1.33                        391,360
    2006                                                1.13                          1.23                        403,306
    2005                                                1.10                          1.13                        359,921

  BAND 100
    2014                                              $ 1.88                       $  2.07                         30,242
    2013                                                1.46                          1.88                            261

  BAND 50
    2014                                              $ 1.98                       $  2.19                         37,779
    2013                                                1.53                          1.98                          2,734
    2012                                                1.33                          1.53                          2,307
    2011                                                1.37                          1.33                          2,189

  BAND 0
    2014                                              $ 2.12                       $  2.36                        136,469
    2013                                                1.63                          2.12                        137,397
    2012                                                1.41                          1.63                        227,016

CALVERT INCOME FUND - A CLASS
  BAND 125
    2014                                              $ 1.46                       $  1.52                        570,198
    2013                                                1.49                          1.46                        687,500
    2012                                                1.38                          1.49                        772,035
    2011                                                1.36                          1.38                      7,341,185
    2010                                                1.30                          1.36                      6,852,140
    2009                                                1.13                          1.30                      8,111,187
    2008                                                1.30                          1.13                      8,418,804
    2007                                                1.25                          1.30                      8,056,946
    2006                                                1.21                          1.25                      6,049,183
    2005                                                1.18                          1.21                      4,664,735

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

CALVERT SMALL CAP FUND - A CLASS
  BAND 125
   2014                                             $ 1.63                        $ 1.72                         208,315
   2013                                               1.17                          1.63                         158,931
   2012                                               1.03                          1.17                         161,347
   2011                                               1.09                          1.03                         162,228
   2010                                               0.72                          1.09                         176,375
   2009                                               0.62                          0.72                         213,747
   2008                                               0.95                          0.62                         192,068
   2007                                               0.97                          0.95                         175,128
   2006                                               0.98                          0.97                         163,022
   2005                                               1.09                          0.98                         124,291

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
  BAND 125
   2014                                             $ 3.77                        $ 4.03                       2,160,445
   2013                                               2.94                          3.77                       2,665,181
   2012                                               2.55                          2.94                       2,170,571
   2011                                               2.52                          2.55                       2,493,785
   2010                                               1.94                          2.52                       2,427,176
   2009                                               1.49                          1.94                       2,423,476
   2008                                               2.40                          1.49                       2,588,764
   2007                                               2.21                          2.40                       2,831,178
   2006                                               2.09                          2.21                       3,698,863
   2005                                               2.11                          2.09                       5,906,245

  BAND 100
   2014                                             $ 3.87                        $ 4.14                          50,723

CLEARBRIDGE AGGRESSIVE GROWTH FUND - FI CLASS
  BAND 125
   2014                                             $ 1.53                        $ 1.73                       4,014,024
   2013                                               1.07                          1.53                       2,288,855

CLEARBRIDGE AGGRESSIVE GROWTH FUND - R CLASS
  BAND 125
   2014                                             $ 1.53                        $ 1.73                          20,749

  BAND 0
   2014                                             $ 1.55                        $ 1.77                         144,902
   2013                                               1.08                          1.55                         112,875

CLEARBRIDGE APPRECIATION FUND - FI CLASS
  BAND 125
   2014                                             $ 1.34                        $ 1.46                         107,991
   2013                                               1.05                          1.34                         105,737

CLEARBRIDGE APPRECIATION FUND - R CLASS
  BAND 125
   2014                                             $ 1.33                        $ 1.45                           4,524
   2013                                               1.05                          1.33                         208,277

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA ACORN INTERNATIONAL FUND - A CLASS
  BAND 125
   2014                                             $ 1.39                        $ 1.31                         36,407
   2013                                               1.15                          1.39                         11,386
   2012                                               1.00 (05/24/12)               1.15                            563

COLUMBIA ACORN INTERNATIONAL FUND - R4 CLASS
  BAND 125
   2014                                             $ 1.14                        $ 1.08                             71
   2013                                               1.00 (03/14/13)               1.14                            247

COLUMBIA ACORN INTERNATIONAL FUND - Z CLASS
  BAND 125
   2014                                             $ 1.39                        $ 1.32                         34,415
   2013                                               1.15                          1.39                         31,946
   2012                                               1.00 (05/24/12)               1.15                         10,679

COLUMBIA EMERGING MARKETS BOND FUND - A CLASS
  BAND 125
   2014                                             $ 1.11                        $ 1.11                         13,146
   2013                                               1.21                          1.11                         48,556
   2012                                               1.01                          1.21                          1,398

  BAND 100
   2014                                             $ 1.11                        $ 1.11                         48,148
   2013                                               1.21                          1.11                             85

COLUMBIA MID CAP INDEX FUND - A CLASS
  BAND 125
   2014                                             $ 1.54                        $ 1.66                     11,442,699
   2013                                               1.17                          1.54                      9,286,812
   2012                                               1.01                          1.17                      6,729,162
   2011                                               1.05                          1.01                      4,820,497
   2010                                               0.84                          1.05                      3,023,079
   2009                                               0.62                          0.84                        121,423

  BAND 0
   2014                                             $ 1.66                        $ 1.82                        617,446
   2013                                               1.25                          1.66                        546,735
   2012                                               1.07                          1.25                        424,448
   2011                                               1.09                          1.07                        324,618
   2010                                               0.86                          1.09                        389,883

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE - A CLASS
  BAND 125
   2014                                             $ 1.64                        $ 1.67                        120,413
   2013                                               1.22                          1.64                         82,738
   2012                                               1.06                          1.22                          2,251

  BAND 100
   2014                                             $ 1.65                        $ 1.68                         60,550
   2013                                               1.23                          1.65                          1,047

  BAND 0
   2014                                             $ 1.69                        $ 1.74                        154,855
   2013                                               1.24                          1.69                         64,249



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - A CLASS
  BAND 125
   2014                                              $ 1.29                       $ 1.61                         126,872
   2013                                                1.06                         1.29                         112,419
   2012                                                1.00                         1.06                         421,763

  BAND 100
   2014                                              $ 1.30                       $ 1.62                          48,717

  BAND 0
   2014                                              $ 1.33                       $ 1.68                           3,205
   2013                                                1.08                         1.33                           8,311
   2012                                                1.00                         1.08                         212,553

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - R4 CLASS
  BAND 125
   2014                                              $ 1.14                       $ 1.42                         144,234
   2013                                                1.00 (03/14/13)              1.14                             131

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - Z CLASS
  BAND 125
   2014                                              $ 1.30                       $ 1.62                         215,433
   2013                                                1.07                         1.30                         114,196
   2012                                                1.00                         1.07                       1,884,640

COLUMBIA SMALL CAP INDEX FUND - A CLASS
  BAND 125
   2014                                              $ 1.60                       $ 1.66                       7,738,710
   2013                                                1.15                         1.60                       8,074,633
   2012                                                1.01                         1.15                       5,969,507
   2011                                                1.01                         1.01                       4,340,079
   2010                                                0.82                         1.01                       1,875,633
   2009                                                0.66                         0.82                          63,922
   2008                                                0.97                         0.66                           5,055

  BAND 0
   2014                                              $ 1.73                       $ 1.82                       1,021,320
   2013                                                1.23                         1.73                         768,286
   2012                                                1.06                         1.23                         681,804
   2011                                                1.05                         1.06                         347,893
   2010                                                0.84                         1.05                         421,324

CRM MID CAP VALUE - INVESTOR CLASS
  BAND 125
   2014                                              $ 2.03                       $ 2.12                         376,761
   2013                                                1.54                         2.03                         379,868
   2012                                                1.33                         1.54                         338,851
   2011                                                1.45                         1.33                         316,585
   2010                                                1.24                         1.45                         257,232
   2009                                                1.00 (05/01/09)              1.24                         230,195

DEUTSCHE ALTERNATIVE ASSET ALLOCATION FUND - A CLASS (FORMERLY DWS ALTERNATIVE ASSET ALLOCATION FUND )
   BAND 125
   2014                                              $ 1.39                       $ 1.41                         136,931
   2013                                                1.40                         1.39                          92,885
   2012                                                1.29                         1.40                          44,806
   2011                                                1.36                         1.29                           4,594
   2010                                                1.22                         1.36                           1,856

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                              $ 1.47                        $ 1.52                          49,299
   2013                                                1.46                          1.47                          45,808
   2012                                                1.34                          1.46                          41,254
   2011                                                1.39                          1.34                          11,080
   2010                                                1.23                          1.39                          20,809
   2009                                                1.00 (05/01/09)               1.23                              96

DEUTSCHE ALTERNATIVE ASSET ALLOCATION FUND - S CLASS (FORMERLY DWS ALTERNATIVE ASSET ALLOCATION FUND )
  BAND 125
   2014                                              $ 1.40                        $ 1.43                          16,116

DEUTSCHE LARGE CAP VALUE FUND - A CLASS (FORMERLY DWS LARGE CAP VALUE FUND )
  BAND 125
   2014                                              $ 1.55                        $ 1.69                          99,905
   2013                                                1.20                          1.55                          65,201
   2012                                                1.11                          1.20                         230,075
   2011                                                1.13                          1.11                         194,845
   2010                                                1.00 (05/27/10)               1.13                          67,282

  BAND 100
   2014                                              $ 1.57                        $ 1.71                          15,303

DEUTSCHE MID CAP VALUE FUND - A CLASS (FORMERLY DWS MID CAP VALUE FUND )
  BAND 125
   2014                                              $ 2.24                        $ 2.41                          39,685
   2013                                                1.64                          2.24                          23,354
   2012                                                1.42                          1.64                          22,226
   2011                                                1.53                          1.42                           2,715
   2010                                                1.30                          1.53                           2,598

  BAND 100
   2014                                              $ 2.27                        $ 2.45                          35,935
   2013                                                1.66                          2.27                           1,946

DEUTSCHE MID CAP VALUE FUND - S CLASS (FORMERLY DWS MID CAP VALUE FUND )
  BAND 125
   2014                                              $ 2.27                        $ 2.45                          11,670
   2013                                                1.66                          2.27                           1,594
   2012                                                1.43                          1.66                              89
   2011                                                1.54                          1.43                              45

DEUTSCHE REAL ESTATE SECURITIES - A CLASS (FORMERLY DWS RREEF REAL ESTATE SECURITIES )
  BAND 125
   2014                                              $ 1.13                        $ 1.47                         735,250
   2013                                                1.15                          1.13                         547,199
   2012                                                1.00                          1.15                         457,543
   2011                                                1.00 (06/23/11)               1.00                           9,538

  BAND 0
   2014                                              $ 1.17                        $ 1.54                         110,709
   2013                                                1.17                          1.17                          96,180
   2012                                                1.00                          1.17                         238,363
   2011                                                1.00 (06/23/11)               1.00                         200,962

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE REAL ESTATE SECURITIES - S CLASS (FORMERLY DWS RREEF REAL ESTATE SECURITIES )
  BAND 125
    2014                                             $ 1.14                        $ 1.48                       3,054,657
    2013                                               1.16                          1.14                       1,535,405
    2012                                               1.00                          1.16                         595,390
    2011                                               1.00 (06/23/11)               1.00                         309,548

DEUTSCHE SMALL CAP VALUE FUND - S CLASS (FORMERLY DWS SMALL CAP VALUE FUND )
  BAND 125
    2014                                             $ 2.09                        $ 2.08                          33,017
    2013                                               1.57                          2.09                          27,250
    2012                                               1.37                          1.57                          35,043
    2011                                               1.54                          1.37                          36,903
    2010                                               1.31                          1.54                          40,674
    2009                                               1.00 (05/01/09)               1.31                          13,710

DEUTSCHE SMALL CAP VALUE FUND - A CLASS (FORMERLY DWS SMALL CAP VALUE FUND)
  BAND 125
    2014                                             $ 2.07                        $ 2.06                         102,865
    2013                                               1.56                          2.07                         108,895
    2012                                               1.36                          1.56                          91,002
    2011                                               1.54                          1.36                         185,312
    2010                                               1.31                          1.54                         108,134
    2009                                               1.00 (05/01/09)               1.31                          62,698

  BAND 0
    2014                                             $ 2.20                        $ 2.21                           4,044
    2013                                               1.63                          2.20                           3,191
    2012                                               1.41                          1.63                          45,934
    2011                                               1.57                          1.41                          44,371
    2010                                               1.32                          1.57                           6,160

DEUTSCHE STRATEGIC GOVERNMENT SECURITIES - A CLASS (FORMERLY DWS STRATEGIC GOVERNMENT SECURITIES)
  BAND 125
    2014                                             $ 0.98                        $ 1.02                          20,910
    2013                                               1.04                          0.98                          15,909
    2012                                               1.03                          1.04                          16,683
    2011                                               1.00 (06/23/11)               1.03                          12,247

DEUTSCHE STRATEGIC GOVERNMENT SECURITIES - S CLASS (FORMERLY DWS STRATEGIC GOVERNMENT SECURITIES)
  BAND 125
    2014                                             $ 0.98                        $ 1.03                         496,312
    2013                                               1.04                          0.98                         359,757
    2012                                               1.03                          1.04                         144,176
    2011                                               1.00 (06/23/11)               1.03                         131,711

DFA EMERGING MARKETS VALUE - R2 CLASS
  BAND 125
    2014                                             $ 0.87                        $ 0.82                          68,093
    2013                                               0.92                          0.87                       5,426,348
    2012                                               0.78                          0.92                         576,446
    2011                                               1.00 (06/23/11)               0.78                         283,839

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

DFA GLOBAL ALLOCATION 25/75 - R2 CLASS
  BAND 125
    2014                                          $  1.08                       $  1.09                               -
    2013                                             1.04                          1.08                       1,831,664
    2012                                             0.98                          1.04                       1,858,825

DFA GLOBAL ALLOCATION 60/40 - R2 CLASS
  BAND 125
    2014                                          $  1.20                       $  1.23                          58,313
    2013                                             1.05                          1.20                      10,142,362
    2012                                             0.95                          1.05                       9,642,950

DFA GLOBAL EQUITY - R2 CLASS
  BAND 125
    2014                                          $  1.34                       $  1.38                         985,900
    2013                                             1.05                          1.34                       1,693,548
    2012                                             0.90                          1.05                       1,561,258
    2011                                             1.00 (06/23/11)               0.90                           2,742

DFA INTERNATIONAL VALUE - R2 CLASS
  BAND 125
    2014                                          $  1.14                       $  1.05                               -
    2013                                             0.94                          1.14                         579,713
    2012                                             0.82                          0.94                         504,704
    2011                                             1.00 (06/23/11)               0.82                           2,156

DFA US TARGETED VALUE - R2 CLASS
  BAND 125
    2014                                          $  1.51                       $  1.53                       3,912,244
    2013                                             1.07                          1.51                       1,229,072
    2012                                             0.91                          1.07                         275,002
    2011                                             1.00 (06/23/11)               0.91                          30,387

FEDERATED INTERNATIONAL LEADERS FUND - A CLASS
  BAND 125
    2014                                          $  1.00 (06/26/14)            $  0.93                         566,284

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - T CLASS
  BAND 125
    2014                                          $  2.28                       $  2.17                          60,802
    2013                                             1.84                          2.28                          64,801
    2012                                             1.55                          1.84                          66,547
    2011                                             1.82                          1.55                          66,949
    2010                                             1.69                          1.82                          82,682
    2009                                             1.39                          1.69                          85,749
    2008                                             2.42                          1.39                         106,914
    2007                                             2.24                          2.42                         120,628
    2006                                             1.95                          2.24                         200,529
    2005                                             1.66                          1.95                         243,824

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  1.03                       $  1.13                         442,967

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - T CLASS
  BAND 125
    2014                                          $  1.03                       $  1.13                         434,402

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR DIVIDEND GROWTH FUND - T CLASS
  BAND 125
    2014                                             $ 1.91                        $ 2.10                         424,814
    2013                                               1.48                          1.91                         574,454
    2012                                               1.26                          1.48                         513,362
    2011                                               1.41                          1.26                         442,190
    2010                                               1.18                          1.41                         335,381
    2009                                               0.78                          1.18                         464,760
    2008                                               1.41                          0.78                         292,927
    2007                                               1.43                          1.41                         300,611
    2006                                               1.27                          1.43                         322,401
    2005                                               1.25                          1.27                         281,087

  BAND 100
    2014                                             $ 1.96                        $ 2.15                         202,449
    2013                                               1.51                          1.96                           2,465
    2012                                               1.29                          1.51                           2,162
    2011                                               1.43                          1.29                           1,792
    2010                                               0.79                          1.43                           8,747
    2009                                               1.43                          0.79                           6,715
    2008                                               1.44                          1.43                          33,701

FIDELITY ADVISOR EQUITY GROWTH FUND - T CLASS
  BAND 125
    2014                                             $ 1.74                        $ 1.90                         397,268
    2013                                               1.30                          1.74                         380,907
    2012                                               1.16                          1.30                         467,664
    2011                                               1.17                          1.16                         512,896
    2010                                               0.96                          1.17                         523,949
    2009                                               0.76                          0.96                         501,550
    2008                                               1.46                          0.76                         340,137
    2007                                               1.17                          1.46                         226,857
    2006                                               1.17                          1.17                          36,471

  BAND 100
    2014                                             $ 1.78                        $ 1.95                          29,001

  BAND 50
    2014                                             $ 1.87                        $ 2.06                         622,399
    2013                                               1.39                          1.87                         650,285
    2012                                               1.22                          1.39                         674,189
    2011                                               1.23                          1.22                         671,968
    2010                                               1.00                          1.23                         672,312
    2009                                               0.79                          1.00                         577,242
    2008                                               1.50                          0.79                         515,867
    2007                                               1.20                          1.50                         488,499
    2006                                               1.12                          1.20                         473,800
    2005                                               1.07                          1.12                           1,663

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY INCOME FUND - T CLASS
  BAND 125
   2014                                              $ 2.01                        $ 2.14                         319,183
   2013                                                1.60                          2.01                         335,706
   2012                                                1.39                          1.60                         359,567
   2011                                                1.40                          1.39                         400,737
   2010                                                1.25                          1.40                         491,198
   2009                                                1.02                          1.25                         405,974
   2008                                                1.75                          1.02                         332,880
   2007                                                1.71                          1.75                         265,126
   2006                                                1.66                          1.71                         185,051

  BAND 50
   2014                                              $ 2.17                        $ 2.33                         186,504
   2013                                                1.71                          2.17                         209,346
   2012                                                1.48                          1.71                         231,045
   2011                                                1.48                          1.48                         344,040
   2010                                                1.31                          1.48                         329,502
   2009                                                1.06                          1.31                         288,245
   2008                                                1.80                          1.06                         267,247
   2007                                                1.75                          1.80                         210,987
   2006                                                1.69                          1.75                         185,955

  BAND 0
   2014                                              $ 2.31                        $ 2.50                               -
   2013                                                1.81                          2.31                               -
   2012                                                1.56                          1.81                               -
   2011                                                1.55                          1.56                          33,784
   2010                                                1.37                          1.55                          28,514
   2009                                                1.10                          1.37                          22,644
   2008                                                1.87                          1.10                          15,455
   2007                                                1.80                          1.87                          11,326
   2006                                                1.54                          1.80                           5,654
   2005                                                1.41                          1.54                         142,901

FIDELITY ADVISOR FREEDOM 2010 FUND - A CLASS
  BAND 125
   2014                                              $ 1.18                        $ 1.21                          96,389
   2013                                                1.08                          1.18                         196,809
   2012                                                0.99                          1.08                       1,340,352
   2011                                                1.01                          0.99                       1,821,914
   2010                                                0.91                          1.01                       1,304,220
   2009                                                0.73                          0.91                       1,677,469
   2008                                                1.01                          0.73                       2,210,008

  BAND 0
   2014                                              $ 1.28                        $ 1.33                               -
   2013                                                1.16                          1.28                               -
   2012                                                1.05                          1.16                         666,140

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2010 FUND - T CLASS
  BAND 125
   2014                                             $  1.35                       $ 1.39                       1,658,457
   2013                                                1.24                         1.35                       3,011,856
   2012                                                1.15                         1.24                       5,413,226
   2011                                                1.17                         1.15                       6,003,149
   2010                                                1.06                         1.17                       6,149,228
   2009                                                0.85                         1.06                       6,463,555
   2008                                                1.18                         0.85                       4,472,109
   2007                                                1.12                         1.18                       2,560,297
   2006                                                1.09                         1.12                         557,192

  BAND 100
   2014                                             $  1.38                       $ 1.42                         404,225
   2013                                                1.27                         1.38                         481,849
   2012                                                1.17                         1.27                         528,369
   2011                                                1.18                         1.17                         539,122
   2010                                                1.07                         1.18                         564,987
   2009                                                0.86                         1.07                         537,044
   2008                                                1.19                         0.86                         554,361
   2007                                                1.12                         1.19                           7,983
   2006                                                1.09                         1.12                           3,574

  BAND 0
   2014                                             $  1.51                       $ 1.57                         274,524
   2013                                                1.37                         1.51                         239,195
   2012                                                1.25                         1.37                         563,501
   2011                                                1.26                         1.25                         874,492
   2010                                                1.12                         1.26                         965,926
   2009                                                0.90                         1.12                         917,807
   2008                                                l.22                         0.90                         503,935
   2007                                                1.14                         1.22                         224,594
   2006                                                1.05                         1.14                         130,182
   2005                                                1.00 (03/01/05)              1.05                          20,259

FIDELITY ADVISOR FREEDOM 2015 FUND - A CLASS
  BAND 125
   2014                                             $  1.16                       $ 1.20                         256,410
   2013                                                1.06                         1.16                       1,008,968
   2012                                                0.97                         1.06                       3,989,278
   2011                                                0.99                         0.97                       3,817,018
   2010                                                0.89                         0.99                       3,432,413
   2009                                                0.72                         0.89                       2,665,547
   2008                                                1.01                         0.72                       1,782,229
   2007                                                1.00 (05/24/07)              1.01                          85,021

  BAND 0
   2014                                             $  1.26                       $ 1.32                               -
   2013                                                1.14                         1.26                               -
   2012                                                1.03                         1.14                         162,015

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2015 FUND - T CLASS
  BAND 125
   2014                                              $ 1.37                       $  1.42                      4,322,131
   2013                                                1.25                          1.37                      7,464,193
   2012                                                1.15                          1.25                     12,403,755
   2011                                                1.18                          1.15                     14,122,945
   2010                                                1.06                          1.18                     13,833,358
   2009                                                0.85                          1.06                     13,248,548
   2008                                                1.21                          0.85                      6,035,674
   2007                                                1.14                          1.21                      2,212,996
   2006                                                1.11                          1.14                        716,296

  BAND 100
   2014                                              $ 1.40                       $  1.45                        320,164
   2013                                                1.28                          1.40                              -
   2012                                                1.17                          1.28                              -
   2011                                                1.19                          1.17                              -
   2010                                                1.07                          1.19                         22,097
   2009                                                0.86                          1.07                         18,844
   2008                                                1.22                          0.86                         13,065
   2007                                                1.14                          1.22                         11,743
   2006                                                1.11                          1.14                          4,990

  BAND 50
   2014                                              $ 1.47                       $  1.52                         47,271
   2013                                                1.33                          1.47                         88,979
   2012                                                1.21                          1.33                         58,168
   2011                                                1.23                          1.21                         28,895
   2010                                                1.10                          1.23                          6,118
   2009                                                0.88                          1.10                            390

  BAND 0
   2014                                              $ 1.53                       $  1.60                        672,457
   2013                                                1.38                          1.53                        695,969
   2012                                                1.25                          1.38                        925,665
   2011                                                1.26                          1.25                        715,419
   2010                                                1.13                          1.26                        577,339
   2009                                                0.90                          1.13                        510,765
   2008                                                1.25                          0.90                        285,007
   2007                                                1.17                          1.25                        197,677
   2006                                                1.06                          1.17                        125,500
   2005                                                1.00 (03/01/05)               1.06                         93,903

FIDELITY ADVISOR FREEDOM 2020 FUND - A CLASS
  BAND 125
   2014                                              $ 1.13                       $  1.17                      1,058,446
   2013                                                1.01                          1.13                      2,821,761
   2012                                                0.92                          1.01                      9,889,546
   2011                                                0.95                          0.92                      8,467,230
   2010                                                0.84                          0.95                      7,850,754
   2009                                                0.66                          0.84                      6,276,457
   2008                                                1.01                          0.66                      5,851,998
   2007                                                1.00 (05/24/07)               1.01                      4,077,984

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $ 1.23                        $ 1.29                              -
   2013                                               1.09                          1.23                              -
   2012                                               0.98                          1.09                      3,931,304

FIDELITY ADVISOR FREEDOM 2020 FUND - T CLASS
  BAND 125
   2014                                             $ 1.36                        $ 1.41                      7,198,634
   2013                                               1.23                          1.36                     10,028,587
   2012                                               1.12                          1.23                     14,036,695
   2011                                               1.15                          1.12                     14,968,176
   2010                                               1.03                          1.15                     14,644,737
   2009                                               0.81                          1.03                     13,736,268
   2008                                               1.23                          0.81                      8,317,685
   2007                                               1.16                          1.23                      3,336,131
   2006                                               1.12                          1.16                      1,538,751

  BAND 100
   2014                                             $ 1.39                        $ 1.44                      1,417,709
   2013                                               1.25                          1.39                        916,314
   2012                                               1.14                          1.25                      1,022,868
   2011                                               1.17                          1.14                        939,111
   2010                                               1.04                          1.17                        968,898
   2009                                               0.81                          1.04                        944,832
   2008                                               1.24                          0.81                        879,690
   2007                                               1.16                          1.24                          9,727
   2006                                               1.13                          1.16                          4,847

  BAND 50
   2014                                             $ 1.45                        $ 1.51                        570,079
   2013                                               1.30                          1.45                        242,855
   2012                                               1.18                          1.30                        218,638
   2011                                               1.20                          1.18                        179,774
   2010                                               1.07                          1.20                        150,356
   2009                                               0.83                          1.07                          3,654

  BAND 0
   2014                                             $ 1.52                        $ 1.59                        428,595
   2013                                               1.35                          1.52                        526,361
   2012                                               1.22                          1.35                      1,235,158
   2011                                               1.24                          1.22                      2,838,097
   2010                                               1.09                          1.24                      2,584,253
   2009                                               0.85                          1.09                      2,192,200
   2008                                               1.28                          0.85                      1,369,723
   2007                                               1.18                          1.28                        812,343
   2006                                               1.06                          1.18                        137,107
   2005                                               1.00 (03/01/05)               1.06                         39,697

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2025 FUND - A CLASS
  BAND 125
   2014                                             $ 1.15                        $ 1.20                        486,013
   2013                                               1.01                          1.15                      2,010,059
   2012                                               0.91                          1.01                      3,340,118
   2011                                               0.94                          0.91                      3,576,781
   2010                                               0.83                          0.94                      2,682,291
   2009                                               0.64                          0.83                      1,496,904
   2008                                               1.01                          0.64                      1,056,870
   2007                                               1.00 (05/24/07)               1.01                        283,663

  BAND 0
   2014                                             $ 1.25                        $ 1.32                              -
   2013                                               1.08                          1.25                              -
   2012                                               0.96                          1.08                         38,100

FIDELITY ADVISOR FREEDOM 2025 FUND - T CLASS
  BAND 125
   2014                                             $ 1.40                        $ 1.45                      4,654,005
   2013                                               1.23                          1.40                      7,225,631
   2012                                               1.11                          1.23                     10,735,273
   2011                                               1.15                          1.11                     11,460,614
   2010                                               1.02                          1.15                     11,007,201
   2009                                               0.79                          1.02                      9,647,630
   2008                                               1.25                          0.79                      4,571,759
   2007                                               1.16                          1.25                      1,484,817
   2006                                               1.13                          1.16                        561,912

  BAND 100
   2014                                             $ 1.43                        $ 1.49                        530,717
   2013                                               1.25                          1.43                              -
   2012                                               1.13                          1.25                              -
   2011                                               1.17                          1.13                              -
   2010                                               1.03                          1.17                         44,190
   2009                                               0.80                          1.03                         36,181
   2008                                               1.25                          0.80                         23,181
   2007                                               1.17                          1.25                         22,031
   2006                                               1.13                          1.17                         14,350

  BAND 50
   2014                                             $ 1.50                        $ 1.56                        170,792
   2013                                               1.30                          1.50                         98,479
   2012                                               1.17                          1.30                        100,715
   2011                                               1.21                          1.17                          4,234

  BAND 0
   2014                                             $ 1.57                        $ 1.64                      1,023,276
   2013                                               1.36                          1.57                        946,328
   2012                                               1.21                          1.36                      1,360,533
   2011                                               1.24                          1.21                      1,514,004
   2010                                               1.09                          1.24                      1,020,401
   2009                                               0.83                          1.09                        776,029
   2008                                               1.29                          0.83                        463,578
   2007                                               1.19                          1.29                        226,462
   2006                                               1.07                          1.19                        119,376
   2005                                               1.00 (03/01/05)               1.07                         20,815

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2030 FUND - A CLASS
  BAND 125
   2014                                               $ 1.11                         $  1.15                        1,368,482
   2013                                                 0.96                            1.11                        2,357,185
   2012                                                 0.86                            0.96                        4,274,807
   2011                                                 0.90                            0.86                        4,088,285
   2010                                                 0.79                            0.90                        2,621,333
   2009                                                 0.61                            0.79                        1,751,673
   2008                                                 1.01                            0.61                        1,135,535
   2007                                                 1.00 (05/24/07)                 1.01                          166,049

  BAND 0
   2014                                               $ 1.21                         $  1.27                                -
   2013                                                 1.03                            1.21                                -
   2012                                                 0.91                            1.03                        2,701,326

FIDELITY ADVISOR FREEDOM 2030 FUND - T CLASS
  BAND 125
   2014                                               $ 1.38                         $  1.43                        6,665,118
   2013                                                 1.19                            1.38                        8,880,891
   2012                                                 1.07                            1.19                       11,953,765
   2011                                                 1.12                            1.07                       12,479,745
   2010                                                 0.99                            1.12                       11,727,878
   2009                                                 0.76                            0.99                       10,790,182
   2008                                                 1.27                            0.76                        6,118,305
   2007                                                 1.18                            1.27                        1,852,672
   2006                                                 1.14                            1.18                          907,740

  BAND 100
   2014                                               $ 1.41                         $  1.46                          821,240
   2013                                                 1.22                            1.41                          702,787
   2012                                                 1.09                            1.22                          663,955
   2011                                                 1.14                            1.09                          607,081
   2010                                                 1.00                            1.14                          651,049
   2009                                                 0.77                            1.00                          718,274
   2008                                                 1.28                            0.77                          651,510
   2007                                                 1.19                            1.28                            7,111
   2006                                                 1.15                            1.19                            2,955

  BAND 50
   2014                                               $ 1.47                         $  1.54                           91,837
   2013                                                 1.27                            1.47                           89,553
   2012                                                 1.13                            1.27                           25,956
   2011                                                 1.17                            1.13                           13,262
   2010                                                 1.03                            1.17                            2,144

  BAND 0
   2014                                               $ 1.54                         $  1.62                        1,089,068
   2013                                                 1.32                            1.54                          949,696
   2012                                                 1.17                            1.32                        1,386,131
   2011                                                 1.21                            1.17                        2,180,406
   2010                                                 1.05                            1.21                        2,041,411
   2009                                                 0.80                            1.05                        1,904,528
   2008                                                 1.32                            0.80                        1,192,093
   2007                                                 1.21                            1.32                          966,196
   2006                                                 1.07                            1.21                          264,262

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2035 FUND - A CLASS
  BAND 125
   2014                                               $ 1.13                         $  1.17                          572,740
   2013                                                 0.95                            1.13                        1,231,726
   2012                                                 0.84                            0.95                        2,632,123
   2011                                                 0.90                            0.84                        2,325,622
   2010                                                 0.78                            0.90                        1,660,960
   2009                                                 0.60                            0.78                        1,296,234
   2008                                                 1.01                            0.60                          750,125
   2007                                                 1.00 (05/24/07)                 1.01                          132,511

FIDELITY ADVISOR FREEDOM 2035 FUND - T CLASS
  BAND 125
   2014                                               $ 1.40                         $  1.45                        3,337,021
   2013                                                 1.19                            1.40                        5,443,162
   2012                                                 1.06                            1.19                        7,259,926
   2011                                                 1.12                            1.06                        7,923,041
   2010                                                 0.99                            1.12                        7,328,957
   2009                                                 0.76                            0.99                        5,819,277
   2008                                                 1.27                            0.76                        2,636,351
   2007                                                 1.18                            1.27                          600,825
   2006                                                 1.14                            1.18                          245,057

  BAND 100
   2014                                               $ 1.43                         $  1.49                          435,251
   2013                                                 1.21                            1.43                                -
   2012                                                 1.07                            1.21                                -
   2011                                                 1.14                            1.07                                -
   2010                                                 1.00                            1.14                           34,521
   2009                                                 0.76                            1.00                           32,749
   2008                                                 1.28                            0.76                           28,530
   2007                                                 1.19                            1.28                           21,693
   2006                                                 1.15                            1.19                           13,727

  BAND 50
   2014                                               $ 1.50                         $  1.56                           25,419
   2013                                                 1.26                            1.50                           18,604
   2012                                                 1.11                            1.26                           11,862
   2011                                                 1.17                            1.11                            5,519
   2010                                                 1.02                            1.17                            1,059

  BAND 0
   2014                                               $ 1.56                         $  1.64                          709,589
   2013                                                 1.31                            1.56                          689,886
   2012                                                 1.15                            1.31                        1,583,681
   2011                                                 1.21                            1.15                        1,574,114
   2010                                                 1.05                            1.21                        1,423,094
   2009                                                 0.79                            1.05                        1,266,070
   2008                                                 1.32                            0.79                          865,943
   2007                                                 1.21                            1.32                          318,069
   2006                                                 1.07                            1.21                          159,956

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2040 FUND - A CLASS
  BAND 125
   2014                                               $ 1.11                         $  1.15                          727,743
   2013                                                 0.94                            1.11                          910,802
   2012                                                 0.83                            0.94                        2,297,167
   2011                                                 0.88                            0.83                        2,321,272
   2010                                                 0.77                            0.88                        1,864,385
   2009                                                 0.59                            0.77                        1,603,816
   2008                                                 1.00                            0.59                        1,239,789
   2007                                                 1.00 (05/24/07)                 1.00                          494,492

  BAND 0
   2014                                               $ 1.21                         $  1.27                                -
   2013                                                 1.00                            1.21                                -
   2012                                                 0.88                            1.00                        2,329,215

FIDELITY ADVISOR FREEDOM 2040 FUND - T CLASS
  BAND 125
   2014                                               $ 1.40                         $  1.45                        3,873,514
   2013                                                 1.18                            1.40                        6,097,507
   2012                                                 1.05                            1.18                        8,023,085
   2011                                                 1.12                            1.05                        8,912,034
   2010                                                 0.98                            1.12                        8,528,921
   2009                                                 0.75                            0.98                        7,610,841
   2008                                                 1.28                            0.75                        4,208,970
   2007                                                 1.19                            1.28                        1,399,390
   2006                                                 1.15                            1.19                          658,411

  BAND 100
   2014                                               $ 1.43                         $  1.48                          468,577
   2013                                                 1.20                            1.43                          183,955
   2012                                                 1.07                            1.20                          165,452
   2011                                                 1.13                            1.07                          142,167
   2010                                                 0.99                            1.13                          142,760
   2009                                                 0.75                            0.99                          136,320
   2008                                                 1.29                            0.75                          113,361
   2007                                                 1.20                            1.29                            8,468
   2006                                                 1.15                            1.20                            3,297

  BAND 50
   2014                                               $ 1.49                         $  1.56                           13,964
   2013                                                 1.25                            1.49                           10,267
   2012                                                 1.10                            1.25                            4,717
   2011                                                 1.17                            1.10                           15,695
   2010                                                 1.01                            1.17                              236

  BAND 0
   2014                                               $ 1.56                         $  1.64                        1,814,155
   2013                                                 1.30                            1.56                        2,216,911
   2012                                                 1.14                            1.30                        3,775,238
   2011                                                 1.20                            1.14                        4,250,155
   2010                                                 1.04                            1.20                        3,678,833
   2009                                                 0.78                            1.04                        3,159,009
   2008                                                 1.33                            0.78                        1,811,399
   2007                                                 1.22                            1.33                        1,252,423
   2006                                                 1.07                            1.22                          386,584

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2045 FUND - A CLASS
  BAND 125
   2014                                             $ 1.11                        $ 1.15                        400,996
   2013                                               0.93                          1.11                        868,116
   2012                                               0.82                          0.93                      1,469,544
   2011                                               0.88                          0.82                      1,257,261
   2010                                               0.76                          0.88                        759,449
   2009                                               0.58                          0.76                        515,640
   2008                                               1.00                          0.58                        178,063
   2007                                               1.00 (05/24/07)               1.00                             98

  BAND 0
   2014                                             $ 1.21                        $ 1.27                              -
   2013                                               1.00                          1.21                              -
   2012                                               0.87                          1.00                        158,126

FIDELITY ADVISOR FREEDOM 2045 FUND - T CLASS
  BAND 125
   2014                                             $ 1.09                        $ 1.13                      2,154,882
   2013                                               0.92                          1.09                      3,095,269
   2012                                               0.81                          0.92                      3,857,436
   2011                                               0.87                          0.81                      4,278,125
   2010                                               0.76                          0.87                      3,833,729
   2009                                               0.58                          0.76                      2,900,608
   2008                                               1.00                          0.58                        822,566
   2007                                               1.00 (05/24/07)               1.00                         69,990

  BAND 100
   2014                                             $ 1.11                        $ 1.15                        138,610
   2013                                               0.93                          1.11                          6,821

  BAND 50
   2014                                             $ 1.15                        $ 1.20                         31,181
   2013                                               0.96                          1.15                         19,841
   2012                                               0.84                          0.96                          9,330
   2011                                               0.89                          0.84                          4,775
   2010                                               0.78                          0.89                            398

  BAND 0
   2014                                             $ 1.19                        $ 1.25                      1,225,380
   2013                                               0.98                          1.19                      1,113,020
   2012                                               0.86                          0.98                      1,212,506
   2011                                               0.91                          0.86                      1,128,954
   2010                                               0.79                          0.91                        862,059
   2009                                               0.59                          0.79                        676,115
   2008                                               1.01                          0.59                        131,630
   2007                                               1.00 (05/24/07)               1.01                         45,628

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2050 FUND - A CLASS
  BAND 125
   2014                                             $  1.10                       $ 1.14                         459,986
   2013                                                0.92                         1.10                         599,525
   2012                                                0.81                         0.92                       1,144,400
   2011                                                0.87                         0.81                         990,950
   2010                                                0.75                         0.87                         728,315
   2009                                                0.57                         0.75                         599,089
   2008                                                1.01                         0.57                         192,746
   2007                                                1.00 (05/24/07)              1.01                           1,220

  BAND 0
   2014                                             $  1.19                       $ 1.25                               -
   2013                                                0.98                         1.19                               -
   2012                                                0.86                         0.98                       2,206,785

FIDELITY ADVISOR FREEDOM 2050 FUND - T CLASS
  BAND 125
   2014                                             $  1.08                       $ 1.12                       1,949,971
   2013                                                0.90                         1.08                       2,353,264
   2012                                                0.80                         0.90                       2,705,965
   2011                                                0.86                         0.80                       2,777,533
   2010                                                0.75                         0.86                       2,559,055
   2009                                                0.57                         0.75                       1,915,456
   2008                                                1.00                         0.57                         763.226
   2007                                                1.00 (05/24/07)              1.00                           8,809

  BAND 100
   2014                                             $  1.10                       $ 1.14                          62,965
   2013                                                0.92                         1.10                          54,881
   2012                                                0.81                         0.92                          36,582
   2011                                                0.87                         0.81                          30,848
   2010                                                0.76                         0.87                           7,154
   2009                                                0.57                         0.76                           5,172
   2008                                                1.01                         0.57                           4,719

  BAND 50
   2014                                             $  1.13                       $ 1.19                          28,495
   2013                                                0.94                         1.13                          41,163
   2012                                                0.83                         0.94                          25,098
   2011                                                0.88                         0.83                          25,855
   2010                                                0.77                         0.88                          19,278

  BAND 0
   2014                                             $  1.17                       $ 1.23                         972,941
   2013                                                0.97                         1.17                         854,837
   2012                                                0.85                         0.97                         890,020
   2011                                                0.90                         0.85                         847,405
   2010                                                0.78                         0.90                         583,546
   2009                                                0.58                         0.78                         469,356
   2008                                                1.01                         0.58                          98,233
   2007                                                1.00 (05/24/07)              1.01                          17,795

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2055 FUND - A CLASS
  BAND 125
   2014                                             $ 1.40                        $ 1.45                         78,965
   2013                                               1.16                          1.40                         22,668
   2012                                               1.02                          1.16                         15,543

  BAND 0
   2014                                             $ 1.43                        $ 1.51                              -
   2013                                               1.18                          1.43                              -
   2012                                               1.02                          1.18                          2,386

FIDELITY ADVISOR FREEDOM 2055 FUND - T CLASS
  BAND 125
   2014                                             $ 1.39                        $ 1.44                        234,721
   2013                                               1.16                          1.39                        127,921
   2012                                               1.02                          1.16                         27,174

  BAND 100
   2014                                             $ 1.40                        $ 1.45                         21,158

  BAND 50
   2014                                             $ 1.41                        $ 1.47                         11,950
   2013                                               1.17                          1.41                          5,600

  BAND 0
   2014                                             $ 1.43                        $ 1.50                         36,009
   2013                                               1.17                          1.43                         13,520
   2012                                               1.02                          1.17                          2,593

FIDELITY ADVISOR FREEDOM INCOME FUND - A CLASS
  BAND 125
   2014                                             $ 1.16                        $ 1.19                        129,970
   2013                                               1.13                          1.16                        190,346
   2012                                               1.08                          1.13                        313,005
   2011                                               1.07                          1.08                        333,273
   2010                                               1.01                          1.07                         95,633
   2009                                               0.87                          1.01                        130,652
   2008                                               1.02                          0.87                         84,260
   2007                                               1.00 (05/24/07)               1.02                         15,111

  BAND 0
   2014                                             $ 1.26                        $ 1.30                              -
   2013                                               1.21                          1.26                              -
   2012                                               1.14                          1.21                         89,793

FIDELITY ADVISOR FREEDOM INCOME FUND - T CLASS
  BAND 125
   2014                                             $ 1.24                        $ 1.26                        285,067
   2013                                               1.21                          1.24                        787,663
   2012                                               1.16                          1.21                        921,412
   2011                                               1.15                          1.16                        903,555
   2010                                               1.09                          1.15                      1,059,514
   2009                                               0.94                          1.09                      1,142,830
   2008                                               1.10                          0.94                        827,093
   2007                                               1.06                          1.10                        218,421
   2006                                               1.05                          1.06                         76,620

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  1.27                       $ 1.30                         107,974

  BAND 0
   2014                                             $  1.39                       $ 1.43                               -
   2013                                                1.33                         1.39                           1,938
   2012                                                1.26                         1.33                              18
   2011                                                1.24                         1.26                           7,593
   2010                                                1.15                         1.24                           7,098
   2009                                                0.98                         1.15                           2,768
   2008                                                1.14                         0.98                           5,193

FIDELITY ADVISOR GROWTH & INCOME FUND - T CLASS
  BAND 125
   2014                                             $  1.92                       $ 2.08                         164,030
   2013                                                1.47                         1.92                         142,149
   2012                                                1.26                         1.47                         102,373
   2011                                                1.26                         1.26                          85,428
   2010                                                1.12                         1.26                          79,843
   2009                                                0.90                         1.12                          62,255
   2008                                                1.56                         0.90                          61,556
   2007                                                1.42                         1.56                          28,956

  BAND 100
   2014                                             $  1.97                       $ 2.14                           8,584
   2013                                                1.50                         1.97                          12,055
   2012                                                1.29                         1.50                          29,925
   2011                                                1.28                         1.29                          28,010
   2010                                                1.14                         1.28                          22,828
   2009                                                0.91                         1.14                          19,714
   2008                                                1.58                         0.91                          16,921

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - T CLASS
  BAND 125
   2014                                             $  1.83                       $ 2.02                       2,262,893
   2013                                                1.36                         1.83                         284,741
   2012                                                1.16                         1.36                         296,324
   2011                                                1.16                         1.16                         187,626
   2010                                                0.95                         1.16                         262,484
   2009                                                0.65                         0.95                         190,108
   2008                                                1.48                         0.65                         205,633
   2007                                                1.22                         1.48                         106,976
   2006                                                1.18                         1.22                          61,636
   2005                                                1.10                         1.18                          43,832

  BAND 100
   2014                                             $  1.88                       $ 2.07                          15,060

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - T CLASS
  BAND 125
    2014                                          $ 1.67                       $  1.68                              -
    2013                                            1.39                          1.67                              -
    2012                                            1.13                          1.39                            872
    2011                                            1.31                          1.13                            872
    2010                                            1.15                          1.31                            872
    2009                                            0.75                          1.15                          1,009
    2008                                            1.55                          0.75                          1,009
    2007                                            1.51                          1.55                          1,009
    2006                                            1.33                          1.51                          1,201
    2005                                            1.19                          1.33                          1,204

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - A CLASS
  BAND 125
    2014                                          $ 1.66                       $  1.73                      1,009,736
    2013                                            1.23                          1.66                        630,671
    2012                                            0.97                          1.23                        976,923
    2011                                            1.10                          0.97                      2,206,045
    2010                                            0.89                          1.10                      2,831,233
    2009                                            0.57                          0.89                      2,865,736
    2008                                            1.24                          0.57                      2,484,309
    2007                                            1.05                          1.24                      1,371,276

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - T CLASS
  BAND 125
    2014                                          $ 1.64                       $  1.70                      2,779,037
    2013                                            1.22                          1.64                      3,117,489
    2012                                            0.96                          1.22                      3,030,878
    2011                                            1.09                          0.96                      3,386,647
    2010                                            0.89                          1.09                      4,070,345
    2009                                            0.56                          0.89                      3,676,663
    2008                                            1.24                          0.56                      2,596,337
    2007                                            1.05                          1.24                        585,312

  BAND 100
    2014                                          $ 1.67                       $  1.73                         54,456
    2013                                            1.24                          1.67                         32,745

  BAND 50
    2014                                          $ 1.73                       $  1.81                          1,201
    2013                                            1.28                          1.73                          1,227

  BAND 0
    2014                                          $ 1.79                       $  1.88                        321,840
    2013                                            1.32                          1.79                        416,282
    2012                                            1.02                          1.32                        466,889
    2011                                            1.14                          1.02                        416,244
    2010                                            0.92                          1.14                        378,022
    2009                                            0.58                          0.92                        445,061
    2008                                            1.25                          0.58                        311,309

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR NEW INSIGHTS FUND - A CLASS
  BAND 125
    2014                                             $ 1.70                       $ 1.83                      2,117,824
    2013                                               1.30                         1.70                      2,063,086
    2012                                               1.14                         1.30                      1,705,153
    2011                                               1.16                         1.14                      1,055,379
    2010                                               1.00 (05/27/10)              1.16                        644,700

FIDELITY ADVISOR NEW INSIGHTS FUND - T CLASS
  BAND 125
    2014                                             $ 1.97                       $ 2.12                      3,142,808
    2013                                               1.51                         1.97                      5,362,012
    2012                                               1.32                         1.51                      4,847,774
    2011                                               1.36                         1.32                      3,674,789
    2010                                               1.19                         1.36                      2,534,440
    2009                                               0.93                         1.19                      1,673,112
    2008                                               1.53                         0.93                        946,901
    2007                                               1.29                         1.53                        683,490
    2006                                               1.20 (01/01/06)              1.29                        645,014

  BAND 100
    2014                                             $ 2.01                       $ 2.17                        936,739
    2013                                               1.54                         2.01                         18,005
    2012                                               1.34                         1.54                         31,384
    2011                                               1.38                         1.34                         28,976
    2010                                               1.20                         1.38                         26,747
    2009                                               0.94                         1.20                         23,541
    2008                                               1.54                         0.94                         20,574

  BAND 0
    2014                                             $ 2.19                       $ 2.39                         51,699
    2013                                               1.66                         2.19                         37,775
    2012                                               1.44                         1.66                        152,795
    2011                                               1.45                         1.44                        152,877
    2010                                               1.26                         1.45                         20,385
    2009                                               0.98                         1.26                          7,046

FIDELITY ADVISOR OVERSEAS FUND - T CLASS
  BAND 125
    2014                                             $ 1.76                       $ 1.59                              -
    2013                                               1.37                         1.76                              -
    2012                                               1.15                         1.37                              -
    2011                                               1.42                         1.15                              -
    2010                                               1.27                         1.42                              -
    2009                                               1.02                         1.27                            709
    2008                                               1.82                         1.02                            709
    2007                                               1.58                         1.82                         25,807
    2006                                               1.34                         1.58                         33,048
    2005                                               1.19                         1.34                         35,351

FIDELITY ADVISOR REAL ESTATE FUND - A CLASS
  BAND 125
    2014                                             $ 1.16                       $ 1.49                      2,005,074
    2013                                               1.16                         1.16                      1,288,729
    2012                                               0.99                         1.16                        223,876
    2011                                               1.00 (06/23/11)              0.99                         76,086

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR REAL ESTATE FUND - I CLASS
  BAND 125
    2014                                              $ 1.00 (02/14/14)            $  1.20                         36,647

FIDELITY ADVISOR REAL ESTATE FUND - T CLASS
  BAND 125
    2014                                              $ 1.16                       $  1.47                        239,983
    2013                                                1.16                          1.16                        161,912
    2012                                                0.99                          1.16                        135,355
    2011                                                1.00 (06/23/11)               0.99                         83,192

FIDELITY ADVISOR SMALL CAP FUND - A CLASS
  BAND 125
    2014                                              $ 1.28                       $  1.38                            193
    2013                                                0.94                          1.28                         29,300
    2012                                                0.90                          0.94                         79,329

  BAND 0
    2014                                              $ 1.32                       $  1.44                            306

FIDELITY ADVISOR SMALL CAP FUND - T CLASS
  BAND 125
    2014                                              $ 3.07                       $  3.29                      1,640,288
    2013                                                2.25                          3.07                      2,634,558
    2012                                                2.16                          2.25                      3,699,649
    2011                                                2.30                          2.16                      4,291,424
    2010                                                1.98                          2.30                      3,920,948
    2009                                                1.57                          1.98                      3,485,504
    2008                                                2.18                          1.57                      2,403,529
    2007                                                1.96                          2.18                      1,663,929
    2006                                                1.91                          1.96                      1,501,628

  BAND 100
    2014                                              $ 3.15                       $  3.38                        147,562
    2013                                                2.31                          3.15                          1,315
    2012                                                2.20                          2.31                         14,164
    2011                                                2.34                          2.20                          6,677
    2010                                                2.01                          2.34                          3,762
    2009                                                1.59                          2.01                             56
    2008                                                2.20                          1.59                             56

  BAND 50
    2014                                              $ 3.31                       $  3.57                        157,043
    2013                                                2.41                          3.31                        149,868
    2012                                                2.29                          2.41                        146,209
    2011                                                2.43                          2.29                        145,508
    2010                                                2.07                          2.43                        131,346
    2009                                                1.63                          2.07                        120,694
    2008                                                2.25                          1.63                        100,859
    2007                                                2.01                          2.25                         86,109
    2006                                                1.96                          2.01                         72,646

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2014                                             $ 3.54                       $ 3.83                        532,036
    2013                                               2.56                         3.54                        724,941
    2012                                               2.42                         2.56                        829,165
    2011                                               2.55                         2.42                        886,178
    2010                                               2.17                         2.55                        922,902
    2009                                               1.70                         2.17                        222,548
    2008                                               2.33                         1.70                        177,289
    2007                                               2.07                         2.33                        151,529
    2006                                               1.88                         2.07                         99,627
    2005                                               1.71                         1.88                        951,945

FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND - T CLASS
  BAND 125
    2014                                             $ 1.34                       $ 1.46                        115,104
    2013                                               1.02                         1.34                        193,156
    2012                                               1.00 (10/26/12)              1.02                        177,292

  BAND 100
    2014                                             $ 1.35                       $ 1.47                         87,403

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - T CLASS
  BAND 125
    2014                                             $ 2.44                       $ 2.64                         51,609
    2013                                               1.89                         2.44                         39,888
    2012                                               1.61                         1.89                         54,836
    2011                                               1.72                         1.61                         49,814
    2010                                               1.40                         1.72                        140,395
    2009                                               0.97                         1.40                        135,266
    2008                                               2.07                         0.97                        137,379
    2007                                               1.91                         2.07                        106,820
    2006                                               1.71                         1.91                        221,613
    2005                                               1.60                         1.71                        188,332

FIDELITY ADVISOR STRATEGIC INCOME FUND - A CLASS
  BAND 125
    2014                                             $ 1.10                       $ 1.12                         48,557
    2013                                               1.11                         1.10                        189,652
    2012                                               1.02                         1.11                        141,179
    2011                                               0.99                         1.02                         36,613

FIDELITY ADVISOR TOTAL BOND FUND - I CLASS
  BAND 125
    2014                                             $ 1.00                       $ 1.04                        160,829

  BAND 0
    2014                                             $ 1.00                       $ 1.05                          1,378

FIDELITY ADVISOR TOTAL BOND FUND - T CLASS
  BAND 125
    2014                                             $ 1.00                       $ 1.04                         45,730

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2014                                             $ 1.28                       $ 1.41                          2,566
    2013                                               0.95                         1.28                          3,741
    2012                                               0.80                         0.95                          2,726

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2014                                             $  3.07                      $  3.21                      9,480,841
    2013                                                2.69                         3.07                     10,911,197
    2012                                                2.42                         2.69                     11,834,430
    2011                                                2.51                         2.42                     12,831,857
    2010                                                2.23                         2.51                     13,585,774
    2009                                                1.75                         2.23                     14,197,930
    2008                                                2.48                         1.75                     17,731,161
    2007                                                2.18                         2.48                     21,773,695
    2006                                                2.05                         2.18                     38,564,135
    2005                                                2.00                         2.05                     47,580,876

FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
  BAND 125
    2014                                             $  5.67                      $  6.27                     25,086,174
    2013                                                4.37                         5.67                     27,915,357
    2012                                                3.80                         4.37                     31,205,271
    2011                                                3.95                         3.80                     32,359,083
    2010                                                3.41                         3.95                     32,560,393
    2009                                                2.55                         3.41                     32,881,002
    2008                                                4.48                         2.55                     31,683,364
    2007                                                3.86                         4.48                     32,479,446
    2006                                                3.50                         3.86                     32,833,793
    2005                                                3.03                         3.50                     30,816,784

  BAND 0
    2014                                             $  7.16                      $  8.02                         67,351
    2013                                                5.46                         7.16                         47,458
    2012                                                4.69                         5.46                         37,147

FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2014                                             $  3.56                      $  3.82                      4,065,814
    2013                                                2.81                         3.56                      4,242,896
    2012                                                2.43                         2.81                      4,188,660
    2011                                                2.43                         2.43                      4,723,467
    2010                                                2.14                         2.43                      5,385,567
    2009                                                1.66                         2.14                      6,387,962
    2008                                                2.94                         1.66                      7,234,640
    2007                                                2.93                         2.94                      9,078,869
    2006                                                2.47                         2.93                     10,373,448
    2005                                                2.36                         2.47                     11,535,651

FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
  BAND 125
    2014                                             $  4.35                      $  4.78                     10,315,898
    2013                                                3.23                         4.35                     11,460,097
    2012                                                2.85                         3.23                     13,423,382
    2011                                                2.88                         2.85                     14,924,090
    2010                                                2.35                         2.88                     15,922,250
    2009                                                1.85                         2.35                     18,242,525
    2008                                                3.55                         1.85                     21,610,721
    2007                                                2.83                         3.55                     23,329,762
    2006                                                2.69                         2.83                     34,607,912
    2005                                                2.57                         2.69                     49,590,284

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP HIGH INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2014                                              $  2.55                      $  2.55                      3,000,844
    2013                                                 2.44                         2.55                      4,612,129
    2012                                                 2.16                         2.44                      4,803,037
    2011                                                 2.11                         2.16                      5,140,377
    2010                                                 1.87                         2.11                      6,373,345
    2009                                                 1.32                         1.87                      7,679,918
    2008                                                 1.78                         1.32                      6,774,034
    2007                                                 1.75                         1.78                      6,531,703
    2006                                                 1.60                         1.75                      9,787,076
    2005                                                 1.57                         1.60                     14,635,686

FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
  BAND 125
    2014                                              $  2.88                      $  2.61                      4,140,465
    2013                                                 2.23                         2.88                      4,719,462
    2012                                                 1.87                         2.23                      4,986,475
    2011                                                 2.29                         1.87                      6,019,811
    2010                                                 2.05                         2.29                      6,441,568
    2009                                                 1.64                         2.05                      7,466,477
    2008                                                 2.95                         1.64                      8,249,701
    2007                                                 2.55                         2.95                      9,087,874
    2006                                                 2.19                         2.55                     13,218,820
    2005                                                 1.86                         2.19                     15,890,022

  BAND 0
    2014                                              $  3.72                      $  3.42                          2,089

FRANKLIN FLEX CAP GROWTH - R CLASS
  BAND 125
    2014                                              $  2.01                      $  2.10                        696,844
    2013                                                 1.49                         2.01                      1,009,554
    2012                                                 1.38                         1.49                      1,338,932
    2011                                                 1.46                         1.38                      1,781,581
    2010                                                 1.27                         1.46                      1,072,172
    2009                                                 0.96                         1.27                        869,746
    2008                                                 1.53                         0.96                        607,489
    2007                                                 1.34                         1.53                        320,219
    2006                                                 1.29                         1.34                        263,789
    2005                                                 1.23                         1.29                        187,889

  BAND 100
    2014                                              $  2.06                      $  2.16                         31,723

  BAND 0
    2014                                              $  2.28                      $  2.42                              -
    2013                                                 1.67                         2.28                              -
    2012                                                 1.53                         1.67                        152,799
    2011                                                 1.60                         1.53                        156,380
    2010                                                 1.38                         1.60                         23,179

FRANKLIN GROWTH FUND - A CLASS
  BAND 125
    2014                                              $  1.39                      $  1.58                      5,431,574
    2013                                                 1.09                         1.39                      3,616,959

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $ 1.44                        $ 1.65                          3,884

FRANKLIN GROWTH FUND - R CLASS
  BAND 125
   2014                                             $ 1.38                        $ 1.56                        275,358
   2013                                               1.08                          1.38                        253,872
   2012                                               0.97                          1.08                        333,858

  BAND 0
   2014                                             $ 1.43                        $ 1.64                         27,273
   2013                                               1.11                          1.43                         28,189
   2012                                               0.98                          1.11                         22,889
   2011                                               1.00 (06/23/11)               0.98                         17,950

FRANKLIN INCOME FUND - ADVISOR CLASS
  BAND 125
   2014                                             $ 1.19                        $ 1.22                        629,998
   2013                                               1.05                          1.19                        448,720

FRANKLIN INCOME FUND - R CLASS
  BAND 125
   2014                                             $ 1.18                        $ 1.21                        270,692
   2013                                               1.05                          1.18                        167,382

  BAND 100
   2014                                             $ 1.19                        $ 1.21                        114,690

  BAND 50
   2014                                             $ 1.19                        $ 1.23                         20,186

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - R CLASS
  BAND 125
   2014                                             $ 1.30                        $ 1.35                        427,253
   2013                                               1.05                          1.30                         74,839

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - Z CLASS
  BAND 125
   2014                                             $ 1.31                        $ 1.36                      1,378,183
   2013                                               1.05                          1.31                      1,252,273

FRANKLIN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2014                                             $ 1.59                        $ 1.58                        566,857
   2013                                               1.20                          1.59                        325,485
   2012                                               1.03                          1.20                        248,472
   2011                                               1.08                          1.03                        193,727
   2010                                               0.86                          1.08                        136,988
   2009                                               0.66                          0.86                        119,602
   2008                                               1.00                          0.66                        115,329
   2007                                               1.04                          1.00                          3,554

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2014                                             $  1.57                       $ 1.55                       1,094,571
   2013                                                1.18                         1.57                       1,395,115
   2012                                                1.01                         1.18                       1,246,050
   2011                                                1.07                         1.01                       1,069,292
   2010                                                0.85                         1.07                       1,014,930
   2009                                                0.66                         0.85                         775,651
   2008                                                0.99                         0.66                         354,615
   2007                                                1.04                         0.99                         125,943

  BAND 0
   2014                                             $  1.72                       $ 1.71                          85,361
   2013                                                1.28                         1.72                         134,712
   2012                                                1.08                         1.28                         120,083
   2011                                                1.13                         1.08                         137,854
   2010                                                0.89                         1.13                         154,106
   2009                                                0.68                         0.89                         138,740
   2008                                                1.01                         0.68                         110,000
   2007                                                1.04                         1.01                          59,000

FRANKLIN SMALL-MID CAP GROWTH FUND - R CLASS
  BAND 125
   2014                                             $  2.11                       $ 2.24                         145,814
   2013                                                1.55                         2.11                         239,753
   2012                                                1.42                         1.55                         181,475
   2011                                                1.51                         1.42                         165,477
   2010                                                1.19                         1.51                         131,161
   2009                                                0.85                         1.19                         164,670
   2008                                                1.50                         0.85                          98,293
   2007                                                1.36                         1.50                          71,225
   2006                                                1.28                         1.36                          36,175
   2005                                                1.18                         1.28                           6,061

  BAND 100
   2014                                             $  2.16                       $ 2.30                          62,735

FRANKLIN STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2014                                             $  1.11                       $ 1.12                         235,731
   2013                                                1.09                         1.11                         218,663
   2012                                                0.98                         1.09                         126,672
   2011                                                1.00 (06/23/11)              0.98                           6,614

FRANKLIN STRATEGIC INCOME FUND - R CLASS
  BAND 125
   2014                                             $  1.72                       $ 1.73                       2,057,988
   2013                                                1.70                         1.72                       2,132,926
   2012                                                1.53                         1.70                       2,923,210
   2011                                                1.52                         1.53                       3,563,035
   2010                                                1.39                         1.52                       3,200,435
   2009                                                1.12                         1.39                       2,585,525
   2008                                                1.28                         1.12                       1,891,166
   2007                                                1.23                         1.28                       1,616,840
   2006                                                1.16                         1.23                         344,427

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2014                                          $  1.77                       $ 1.78                        226,508
    2013                                             1.74                         1.77                          1,660

  BAND 0
    2014                                          $  1.96                       $ 1.99                        224,423
    2013                                             1.91                         1.96                        256,216
    2012                                             1.70                         1.91                        500,825
    2011                                             1.66                         1.70                        433,435
    2010                                             1.50                         1.66                        465,888
    2009                                             1.20                         1.50                        445,797
    2008                                             1.35                         1.20                        471,751
    2007                                             1.28                         1.35                        412,589
    2006                                             1.19                         1.28                        116,941
    2005                                             1.15                         1.19                        144,184

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - IR CLASS
  BAND 125
    2014                                          $  1.40                       $ 1.54                      2,915,199
    2013                                             1.07                         1.40                      1,845,859

  BAND 0
    2014                                          $  1.42                       $ 1.58                            464

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
    2014                                          $  1.39                       $ 1.53                         82,658
    2013                                             1.07                         1.39                         18,883

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  1.14                       $ 1.15                         18,793
    2013                                             0.97                         1.14                         15,488
    2012                                             0.85                         0.97                         12,599
    2011                                             0.92                         0.85                         19,763
    2010                                             0.83                         0.92                         27,406
    2009                                             0.65                         0.83                        221,724
    2008                                             1.08                         0.65                        199,921
    2007                                             1.04                         1.08                        188,375

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - SERVICE CLASS
  BAND 125
    2014                                          $  1.10                       $ 1.11                            176
    2013                                             0.94                         1.10                         23,650
    2012                                             0.83                         0.94                            171
    2011                                             0.90                         0.83                              8

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  0.87                       $ 0.80                        321,448
    2013                                             0.72                         0.87                        389,947
    2012                                             0.62                         0.72                        350,655
    2011                                             0.74                         0.62                        347,434
    2010                                             0.70                         0.74                        453,608
    2009                                             0.55                         0.70                          4,644

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
   2014                                              $ 0.85                       $  0.77                         110,733
   2013                                                0.70                          0.85                         126,418
   2012                                                0.61                          0.70                         116,905
   2011                                                0.73                          0.61                         133,293
   2010                                                0.69                          0.73                          30,374
   2009                                                0.55                          0.69                           6,138
   2008                                                0.98                          0.55                           1,623

  BAND 0
   2014                                              $ 0.91                       $  0.84                             394
   2013                                                0.74                          0.91                             296
   2012                                                0.64                          0.74                             295
   2011                                                0.76                          0.64                             295
   2010                                                0.71                          0.76                           1,023

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS - SERVICE CLASS
  BAND 125
   2014                                              $ 1.00 (06/26/14)            $  1.05                           8,801

GOLDMAN SACHS MID CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
   2014                                              $ 1.54                       $  1.73                      18,309,418
   2013                                                1.17                          1.54                      22,358,450
   2012                                                1.00                          1.17                      24,447,733
   2011                                                1.08                          1.00                      26,384,653
   2010                                                0.88                          1.08                      17,112,312
   2009                                                0.67                          0.88                      13,669,796
   2008                                                1.06                          0.67                      12,516,568
   2007                                                1.04                          1.06                       6,767,419

GOLDMAN SACHS MID CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2014                                              $ 1.48                       $  1.66                       4,423,287
   2013                                                1.14                          1.48                       4,212,873
   2012                                                0.97                          1.14                       3,173,330
   2011                                                1.06                          0.97                       2,600,690
   2010                                                0.86                          1.06                        1,301.13
   2009                                                0.66                          0.86                         831,982
   2008                                                1.06                          0.66                         437,510
   2007                                                1.04                          1.06                          76,330

  BAND 100
   2014                                              $ 1.51                       $  1.69                         700,443
   2013                                                1.15                          1.51                          21,840
   2012                                                0.99                          1.15                           5,646
   2011                                                1.07                          0.99                           4,508
   2010                                                0.87                          1.07                           3,280
   2009                                                0.66                          0.87                           2,957
   2008                                                1.06                          0.66                           3,183

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.62                         $ 1.84                           573,330
   2013                                                 1.23                           1.62                         1,401,978
   2012                                                 1.04                           1.23                         1,054,181
   2011                                                 1.11                           1.04                         1,050,669
   2010                                                 0.90                           1.11                           731,347
   2009                                                 0.68                           0.90                           596,591
   2008                                                 1.07                           0.68                           536,140
   2007                                                 1.04                           1.07                            11,954

GOLDMAN SACHS SMALL CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
   2014                                               $ 1.73                         $ 1.83                         8,177,687
   2013                                                 1.26                           1.73                        10,946,223
   2012                                                 1.10                           1.26                        10,303,579
   2011                                                 1.10                           1.10                         5,033,159
   2010                                                 0.88                           1.10                         1,797,944
   2009                                                 0.70                           0.88                            52,978
   2008                                                 0.96                           0.70                            34,376
   2007                                                 1.03                           0.96                            98,714

GOLDMAN SACHS SMALL CAP VALUE - SERVICE CLASS
  BAND 125
   2014                                               $ 1.67                         $ 1.76                         6,049,721
   2013                                                 1.22                           1.67                         5,909,808
   2012                                                 1.07                           1.22                         3,474,953
   2011                                                 1.08                           1.07                         1,513,340
   2010                                                 0.87                           1.08                           311,468
   2009                                                 0.69                           0.87                             7,737
   2008                                                 0.96                           0.69                            64,585
   2007                                                 1.03                           0.96                             5,974

  BAND 100
   2014                                               $ 1.70                         $ 1.80                           750,736
   2013                                                 1.24                           1.70                             4,722
   2012                                                 1.08                           1.24                               506

  BAND 0
   2014                                               $ 1.83                         $ 1.95                           473,450
   2013                                                 1.32                           1.83                           698,330
   2012                                                 1.14                           1.32                           513,562
   2011                                                 1.14                           1.14                           153,139
   2010                                                 0.90                           1.14                            19,616
   2009                                                 0.71                           0.90                           138,779

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - INSTITUTIONAL CLASS
  BAND 125
   2014                                               $ 1.96                         $ 2.14                         3,540,499
   2013                                                 1.54                           1.96                         3,107,712
   2012                                                 1.29                           1.54                         2,879,700
   2011                                                 1.49                           1.29                         4,852,944
   2010                                                 1.21                           1.49                         3,882,914
   2009                                                 0.72                           1.21                         3,474,911
   2008                                                 1.34                           0.72                         3,156,005
   2007                                                 1.06                           1.34                           969,954

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - SERVICE CLASS
  BAND 125
    2014                                          $ 1.89                       $  2.05                        451,717
    2013                                            1.49                          1.89                        936,612
    2012                                            1.25                          1.49                      1,006,743
    2011                                            1.46                          1.25                        956,437
    2010                                            1.19                          1.46                        454,025
    2009                                            0.72                          1.19                        378,858
    2008                                            1.33                          0.72                         43,779
    2007                                            1.06                          1.33                            536

  BAND 100
    2014                                          $ 1.93                       $  2.10                         52,085
    2013                                            1.51                          1.93                              -
    2012                                            1.27                          1.51                          8,079

  BAND 0
    2014                                          $ 2.07                       $  2.27                         27,933
    2013                                            1.61                          2.07                         29,413
    2012                                            1.34                          1.61                         25,725
    2011                                            1.54                          1.34                        270,374
    2010                                            1.24                          1.54                         30,058

HENSSLER EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $ 1.48                       $  1.61                            396
    2013                                            1.10                          1.48                            318
    2012                                            1.02                          1.10                            122

HENSSLER EQUITY FUND - INVESTOR CLASS
  BAND 125
    2014                                          $ 1.49                       $  1.61                              -
    2013                                            1.11                          1.49                              -
    2012                                            1.05                          1.11                         20,638
    2011                                            1.07                          1.05                        258,006

INTECH U.S. MANAGED VOLATILITY FUND II  - S CLASS (FORMERLY JANUS INTECH U.S. GROWTH FUND; MERGED INTO U.S. MANAGED
VOLATILITY FUND - S CLASS EFFECTIVE 04/24/15)
  BAND 125
    2014                                          $ 1.88                       $  2.03                      3,427,202
    2013                                            1.43                          1.88                      3,955,860
    2012                                            1.25                          1.43                      4,423,811
    2011                                            1.25                          1.25                      5,143,390
    2010                                            1.07                          1.25                      5,246,317
    2009                                            0.82                          1.07                      5,231,380
    2008                                            1.45                          0.82                      4,967,499
    2007                                            1.33                          1.45                      5,517,010
    2006                                            1.26                          1.33                      5,756,092
    2005                                            1.19                          1.26                         26,577

  BAND 100
    2014                                          $ 1.93                       $  2.09                         68,415
    2013                                            1.46                          1.93                          5,590

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO AMERICAN FRANCHISE - A CLASS
  BAND 125
   2014                                             $ 1.28                        $ 1.37                        184,886
   2013                                               1.00 (06/20/13)               1.28                        224,004

  BAND 100
   2014                                             $ 1.29                        $ 1.38                         98,727

INVESCO COMSTOCK FUND - A CLASS
  BAND 125
   2014                                             $ 1.43                        $ 1.54                      5,236,492
   2013                                               1.07                          1.43                      1,370,285

  BAND 0
   2014                                             $ 1.45                        $ 1.58                          3,742

INVESCO COMSTOCK FUND - R CLASS
  BAND 125
   2014                                             $ 1.43                        $ 1.54                      1,038,349
   2013                                               1.07                          1.43                        378,271

INVESCO DIVERSIFIED DIVIDEND FUND - A CLASS
  BAND 125
   2014                                             $ 1.36                        $ 1.50                      3,524,783
   2013                                               1.06                          1.36                      4,148,920
   2012                                               0.92                          1.06                      1,165,196
   2011                                               1.00 (04/28/11)               0.92                        280,486

  BAND 100
   2014                                             $ 1.36                        $ 1.51                        560,156
   2013                                               1.07                          1.36                         12,177
   2012                                               0.92                          1.07                         32,253
   2011                                               1.00 (04/28/11)               0.92                         29,579

  BAND 0
   2014                                             $ 1.40                        $ 1.57                        973,987
   2013                                               1.09                          1.40                        978,198
   2012                                               0.93                          1.09                        844,152

INVESCO DIVERSIFIED DIVIDEND FUND - INVESTOR CLASS
  BAND 125
   2014                                             $ 1.36                        $ 1.50                      4,230,806
   2013                                               1.06                          1.36                      3,697,834
   2012                                               0.92                          1.06                      2,110,217
   2011                                               1.00 (04/28/11)               0.92                         46,480

INVESCO ENERGY FUND - A CLASS
  BAND 125
   2014                                             $ 3.69                        $ 3.01                        842,352
   2013                                               3.05                          3.69                      1,047,613
   2012                                               3.13                          3.05                      1,029,105
   2011                                               3.46                          3.13                      1,080,342
   2010                                               3.00                          3.46                        935,606
   2009                                               2.11                          3.00                        833,898
   2008                                               3.81                          2.11                        676,747
   2007                                               2.66                          3.81                        335,252
   2006                                               2.46                          2.66                        117,533
   2005                                               1.62                          2.46                         23,062

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                               $ 3.78                          $ 3.10                           62,565
   2013                                                 3.12                            3.78                           20,879
   2012                                                 3.20                            3.12                           19,924
   2011                                                 3.52                            3.20                           17,319
   2010                                                 3.05                            3.52                           18,875
   2009                                                 2.14                            3.05                           20,999
   2008                                                 3.86                            2.14                           16,749

  BAND 0
   2014                                               $ 4.21                          $ 3.49                            1,955
   2013                                                 3.45                            4.21                            1,955
   2012                                                 3.50                            3.45                           21,624
   2011                                                 3.81                            3.50                           27,209
   2010                                                 3.27                            3.81                           26,621
   2009                                                 2.27                            3.27                           20,999
   2008                                                 4.05                            2.27                           20,334

INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
   2014                                               $ 3.07                          $ 2.51                        1,011,001
   2013                                                 2.54                            3.07                          839,801
   2012                                                 2.61                            2.54                          821,822
   2011                                                 2.88                            2.61                          704,853
   2010                                                 2.50                            2.88                          614,977
   2009                                                 1.76                            2.50                          518,715
   2008                                                 3.18                            1.76                          554,966
   2007                                                 2.22                            3.18                          514,222
   2006                                                 2.05                            2.22                          311,891
   2005                                                 1.35                            2.05                          368,789

INVESCO GLOBAL HEALTH CARE FUND - A CLASS
  BAND 125
   2014                                               $ 2.46                          $ 2.93                          343,391
   2013                                                 1.75                            2.46                          599,250
   2012                                                 1.47                            1.75                          303,020
   2011                                                 1.43                            1.47                          331,390
   2010                                                 1.38                            1.43                          239,453
   2009                                                 1.10                            1.38                          151,848
   2008                                                 1.55                            1.10                           41,678
   2007                                                 1.41                            1.55                           32,857
   2006                                                 1.37                            1.41                            3,022

  BAND 100
   2014                                               $ 2.53                          $ 3.01                           81,933
   2013                                                 1.79                            2.53                            9,900
   2012                                                 1.50                            1.79                            9,632
   2011                                                 1.45                            1.50                            9,136
   2010                                                 1.40                            1.45                            9,010
   2009                                                 1.11                            1.40                            9,212
   2008                                                 1.57                            1.11                            7,202
   2007                                                 1.42                            1.57                            2,129
   2006                                                 1.37                            1.42                            1,853

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2014                                          $ 2.81                        $ 3.39                               -
    2013                                            1.97                          2.81                               -
    2012                                            1.63                          1.97                               -
    2011                                            1.57                          1.63                           1,110
    2010                                            1.50                          1.57                           1,172
    2009                                            1.18                          1.50                             953
    2008                                            1.64                          1.18                           4,250

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2014                                          $ 2.08                        $ 2.47                       1,119,202
    2013                                            1.48                          2.08                         426,331
    2012                                            1.24                          1.48                          88,513
    2011                                            1.20                          1.24                         204,852
    2010                                            1.17                          1.20                         278,305
    2009                                            0.93                          1.17                         272,939
    2008                                            1.31                          0.93                         354,406
    2007                                            1.19                          1.31                         312,033
    2006                                            1.16                          1.19                         336,056

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - A CLASS
  BAND 125
    2014                                          $ 1.90                        $ 1.87                          88,499
    2013                                            1.49                          1.90                          61,500
    2012                                            1.33                          1.49                          67,782
    2011                                            1.39                          1.33                         113,237
    2010                                            1.24                          1.39                          94,735
    2009                                            0.99                          1.24                          95,652
    2008                                            1.78                          0.99                          95,992
    2007                                            1.71                          1.78                          88,759
    2006                                            1.46                          1.71                       2,083,409

  BAND 100
    2014                                          $ 1.95                        $ 1.92                          60,916

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - R5 CLASS
  BAND 125
    2014                                          $ 1.07                        $ 1.05                         616,109
    2013                                            0.83                          1.07                         266,003
    2012                                            0.74                          0.83                         264,542
    2011                                            0.77                          0.74                         320,471
    2010                                            0.68                          0.77                         365,161
    2009                                            0.54                          0.68                       2,435,634
    2008                                            0.91                          0.54                       3,545,307
    2007                                            1.00 (05/24/07)               0.91                       3,818,381

INVESCO INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
    2014                                          $ 1.27                        $ 1.25                         677,035
    2013                                            1.09                          1.27                         675,021
    2012                                            0.96                          1.09                         671,993
    2011                                            1.05                          0.96                         251,532
    2010                                            0.95                          1.05                         220,873
    2009                                            0.71                          0.95                          86,564
    2008                                            1.22                          0.71                           9,479

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.39                         $ 1.39                            12,266
   2013                                                 1.18                           1.39                            30,480
   2012                                                 1.02                           1.18                            26,978
   2011                                                 1.10                           1.02                            22,719
   2010                                                 0.98                           1.10                            17,295

INVESCO INTERNATIONAL GROWTH FUND - R5 CLASS
  BAND 125
   2014                                               $ 1.33                         $ 1.32                         1,006,821
   2013                                                 1.13                           1.33                           913,600
   2012                                                 0.99                           1.13                           636,660
   2011                                                 1.08                           0.99                           888,728
   2010                                                 0.97                           1.08                           833,234
   2009                                                 0.72                           0.97                           674,931
   2008                                                 1.23                           0.72                           513,771
   2007                                                 1.08                           1.23                           531,484

  BAND 0
   2014                                               $ 1.46                         $ 1.46                         1,678,182
   2013                                                 1.23                           1.46                         1,721,215
   2012                                                 1.06                           1.23                         1,694,689
   2011                                                 1.14                           1.06                         1,746,814
   2010                                                 1.01                           1.14                         1,852,113

INVESCO MID CAP CORE EQUITY FUND - A CLASS
  BAND 125
   2014                                               $ 1.98                         $ 2.05                         1,471,345
   2013                                                 1.55                           1.98                         2,103,627
   2012                                                 1.42                           1.55                         2,557,061
   2011                                                 1.54                           1.42                         3,252,099
   2010                                                 1.38                           1.54                         2,937,721
   2009                                                 1.08                           1.38                         2,450,560
   2008                                                 1.50                           1.08                         1,042,213
   2007                                                 1.39                           1.50                           850,065
   2006                                                 1.26                           1.39                           896,845
   2005                                                 1.19                           1.26                           748,926

  BAND 0
   2014                                               $ 2.29                         $ 2.39                                 -
   2013                                                 1.77                           2.29                                 -
   2012                                                 1.61                           1.77                            48,740
   2011                                                 1.71                           1.61                            26,620
   2010                                                 1.52                           1.71                            14,721

INVESCO MID CAP CORE EQUITY FUND - R CLASS
  BAND 125
   2014                                               $ 1.95                         $ 2.01                         1,265,951
   2013                                                 1.54                           1.95                         2,050,918
   2012                                                 1.41                           1.54                         2,608,891
   2011                                                 1.53                           1.41                         2,712,405
   2010                                                 1.38                           1.53                         2,742,986
   2009                                                 1.08                           1.38                         2,202,312
   2008                                                 1.50                           1.08                           933,674
   2007                                                 1.39                           1.50                           542,372
   2006                                                 1.29                           1.39                           585,636

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  2.00                       $ 2.07                         157,292
   2013                                                1.57                         2.00                           9,225
   2012                                                1.44                         1.57                          28,050
   2011                                                1.56                         1.44                          28,490
   2010                                                1.40                         1.56                          20,516
   2009                                                1.09                         1.40                          20,683
   2008                                                1.52                         1.09                          12,881

  BAND 50
   2014                                             $  2.11                       $ 2.19                          30,661
   2013                                                1.65                         2.11                          26,740
   2012                                                1.50                         1.65                          23,096
   2011                                                1.61                         1.50                          23,609
   2010                                                1.45                         1.61                          12,134
   2009                                                1.12                         1.45                            1.45

  BAND 0
   2014                                             $  2.22                       $ 2.32                          10,194
   2013                                                1.72                         2.22                          75,895
   2012                                                1.57                         1.72                         222,176
   2011                                                1.67                         1.57                         202,151
   2010                                                1.49                         1.67                         133,941
   2009                                                1.15                         1.49                          92,707
   2008                                                1.59                         1.15                          45,310
   2007                                                1.45                         1.59                          17,863
   2006                                                1.29                         1.45                           7,408
   2005                                                1.20                         1.29                         391,507

INVESCO MID CAP GROWTH FUND - A CLASS
  BAND 125
   2014                                             $  1.18                       $ 1.26                          94,154
   2013                                                1.00 (07/01/13)              1.18                         110,687

INVESCO MID CAP GROWTH FUND - R CLASS
  BAND 125
   2014                                             $  1.33                       $ 1.42                          20,442
   2013                                                0.99                         1.33                          17,636

  BAND 100
   2014                                             $  1.34                       $ 1.43                           7,522
   2013                                                0.99                         1.34                           5,690
   2012                                                1.00 (04/12/12)              0.99                           4,757

INVESCO MID CAP GROWTH FUND - R5 CLASS
  BAND 125
   2014                                             $  1.35                       $ 1.44                         413,971
   2013                                                0.99                         1.35                          25,674
   2012                                                1.00 (04/12/12)              0.99                          21,091

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2014                                               $ 2.39                         $ 2.54                         1,624,938
   2013                                                 1.73                           2.39                         1,374,234
   2012                                                 1.48                           1.73                         1,839,885
   2011                                                 1.52                           1.48                           315,928
   2010                                                 1.22                           1.52                           437,613
   2009                                                 0.92                           1.22                           180,494
   2008                                                 1.51                           0.92                           173,270
   2007                                                 1.38                           1.51                           168,921
   2006                                                 1.22                           1.38                           149,799
   2005                                                 1.14                           1.22                            72,139

  BAND 0
   2014                                               $ 2.76                         $ 2.97                           170,375
   2013                                                 1.97                           2.76                           182,618
   2012                                                 1.67                           1.97                           104,686
   2011                                                 1.69                           1.67                           126,374
   2010                                                 1.34                           1.69                            68,326

INVESCO SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2014                                               $ 2.31                         $ 2.45                         1,270,210
   2013                                                 1.68                           2.31                           988,520
   2012                                                 1.44                           1.68                           946,450
   2011                                                 1.48                           1.44                           499,134
   2010                                                 1.19                           1.48                           353,974
   2009                                                 0.90                           1.19                           271,805
   2008                                                 1.49                           0.90                           280,467
   2007                                                 1.36                           1.49                           171,062
   2006                                                 1.20                           1.36                            61,799
   2005                                                 1.13                           1.20                            28,170

  BAND 100
   2014                                               $ 2.37                         $ 2.52                           107,547
   2013                                                 1.72                           2.37                             5,325

  BAND 0
   2014                                               $ 2.63                         $ 2.82                           135,104
   2013                                                 1.88                           2.63                           113,845
   2012                                                 1.60                           1.88                           173,976
   2011                                                 1.62                           1.60                             7,952
   2010                                                 1.29                           1.62                               649

INVESCO TECHNOLOGY FUND - A CLASS
  BAND 125
   2014                                               $ 2.17                         $ 2.37                            91,266
   2013                                                 1.76                           2.17                            74,943
   2012                                                 1.61                           1.76                            92,035
   2011                                                 1.69                           1.61                            87,089
   2010                                                 1.41                           1.69                           118,892
   2009                                                 0.91                           1.41                           105,920
   2008                                                 1.65                           0.91                            43,113
   2007                                                 1.56                           1.65                            34,296
   2006                                                 1.44                           1.56                            23,198
   2005                                                 1.43                           1.44                             7,904

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO TECHNOLOGY FUND - INVESTOR CLASS
  BAND 125
    2014                                             $ 1.04                       $ 1.14                         50,331
    2013                                               0.84                         1.04                         65,544
    2012                                               0.77                         0.84                        212,016
    2011                                               0.81                         0.77                        193,792
    2010                                               0.68                         0.81                        281,888
    2009                                               0.43                         0.68                        272,815
    2008                                               0.79                         0.43                        294,546
    2007                                               0.74                         0.79                        243,206
    2006                                               0.69                         0.74                        359,230
    2005                                               0.68                         0.69                        261,489

INVESCO VALUE OPPORTUNITIES - A CLASS
  BAND 125
    2014                                             $ 1.36                       $ 1.43                        279,157
    2013                                               1.04                         1.36                        259,271
    2012                                               0.89                         1.04                        298,615
    2011                                               1.00 (04/28/11)              0.89                        317,722

INVESCO VALUE OPPORTUNITIES - R CLASS
  BAND 125
    2014                                             $ 1.39                       $ 1.45                        112,453
    2013                                               1.06                         1.39                        113,518
    2012                                               0.92                         1.06                        106,329
    2011                                               1.00 (05/20/11)              0.92                         85,864

  BAND 100
    2014                                             $ 1.39                       $ 1.47                         45,493

IVY ASSET STRATEGY FUND - R CLASS
  BAND 125
    2014                                             $ 1.20                       $ 1.12                         75,114

IVY BALANCED FUND - R CLASS
  BAND 125
    2014                                             $ 1.13                       $ 1.20                        192,588
    2013                                               1.00 (06/20/13)              1.13                         56,353

IVY BALANCED FUND - Y CLASS
  BAND 125
    2014                                             $ 1.13                       $ 1.20                      6,821,637
    2013                                               1.00 (06/20/13)              1.13                         20,422

IVY HIGH INCOME FUND - R CLASS
  BAND 125
    2014                                             $ 1.05                       $ 1.05                        169,593
    2013                                               1.00 (06/20/13)              1.05                         90,481

IVY HIGH INCOME FUND - Y CLASS
  BAND 125
    2014                                             $ 1.05                       $ 1.06                      2,435,926

JANUS ASPEN BALANCED PORTFOLIO - SERVICE CLASS
  BAND 125
    2014                                             $ 1.34                       $ 1.43                      3,080,074
    2013                                               1.13                         1.34                      1,864,519
    2012                                               1.01                         1.13                        255,069
    2011                                               1.01                         1.01                          3,622

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  2.35                       $  2.44                      14,987,418
    2013                                             2.38                          2.35                      15,770,561
    2012                                             2.23                          2.38                      16,708,293
    2011                                             2.11                          2.23                      14,717,684
    2010                                             1.98                          2.11                      11,750,979
    2009                                             1.77                          1.98                      11,186,182
    2008                                             1.69                          1.77                      11,226,567
    2007                                             1.60                          1.69                       9,952,575
    2006                                             1.56                          1.60                      10,358,363
    2005                                             1.54                          1.56                      10,936,764

  BAND 0
    2014                                          $  2.90                       $  3.04                               -
    2013                                             2.90                          2.90                               -
    2012                                             2.68                          2.90                               -
    2011                                             2.51                          2.68                               -
    2010                                             2.33                          2.51                               -
    2009                                             2.05                          2.33                               -
    2008                                             1.94                          2.05                           6,247

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2014                                          $  2.02                       $  2.14                       6,378,703
    2013                                             1.59                          2.02                       6,830,773
    2012                                             1.34                          1.59                       7,652,064
    2011                                             1.57                          1.34                       9,222,266
    2010                                             1.38                          1.57                      10,240,529
    2009                                             1.01                          1.38                      11,551,751
    2008                                             1.85                          1.01                      12,608,660
    2007                                             1.71                          1.85                      13,984,817
    2006                                             1.47                          1.71                      17,073,458
    2005                                             1.40                          1.47                      30,895,367

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE CLASS
  BAND 125
    2014                                          $  1.52                       $  1.62                         378,158
    2013                                             1.22                          1.52                         488,417
    2012                                             1.12                          1.22                       1,092,798
    2011                                             1.16                          1.12                         990,933
    2010                                             1.02                          1.16                         953,008
    2009                                             0.78                          1.02                       4,155,752
    2008                                             1.09                          0.78                         253,189

  BAND 0
    2014                                          $  1.66                       $  1.80                               -
    2013                                             1.32                          1.66                               -
    2012                                             1.19                          1.32                         140,769
    2011                                             1.23                          1.19                         150,727
    2010                                             1.06                          1.23                          55,902

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JANUS BALANCED FUND - R CLASS
  BAND 125
    2014                                            $ 1.31                          $ 1.40                            694,075
    2013                                              1.12                            1.31                            372,120
    2012                                              1.01                            1.12                            320,937
    2011                                              1.01                            1.01                            335,834

JANUS FORTY FUND - A CLASS
  BAND 125
    2014                                            $ 1.61                          $ 1.73                                  -
    2013                                              1.24                            1.61                                  -
    2012                                              1.01                            1.24                            411,056
    2011                                              1.10                            1.01                            429,708

JANUS FORTY FUND - R CLASS
  BAND 125
    2014                                            $ 1.91                          $ 2.04                          1,459,106
    2013                                              1.47                            1.91                          1,747,599
    2012                                              1.21                            1.47                          1,966,461
    2011                                              1.33                            1.21                          1,872,952
    2010                                              1.27                            1.33                          2,641,291
    2009                                              0.90                            1.27                          1,917,064
    2008                                              1.64                            0.90                          1,341,695
    2007                                              1.22                            1.64                            476,508
    2006                                              1.13                            1.22                            224,873
    2005                                              1.00 (05/20/05)                 1.13                              4,181

  BAND 100
    2014                                            $ 1.95                          $ 2.09                            192,506
    2013                                              1.50                            1.95                             17,771
    2012                                              1.23                            1.50                             17,014
    2011                                              1.35                            1.23                             13,049
    2010                                              1.29                            1.35                             21,104
    2009                                              0.91                            1.29                             42,263
    2008                                              1.65                            0.91                              34642

  BAND 0
    2014                                            $ 2.13                          $ 2.30                              3,361
    2013                                              1.62                            2.13                              4,064
    2012                                              1.32                            1.62                              3,761
    2011                                              1.42                            1.32                              3,479
    2010                                              1.35                            1.42                              7,975
    2009                                              0.94                            1.35                                549

JANUS GROWTH AND INCOME FUND - R CLASS
  BAND 125
    2014                                            $ 1.45                          $ 1.58                            125,485
    2013                                              1.11                            1.45                            164,001
    2012                                              0.97                            1.11                            158,828
    2011                                              1.00                            0.97                            236,176
    2010                                              0.94                            1.00                            180,253
    2009                                              0.69                            0.94                            135,942
    2008                                              1.26                            0.69                             50,795
    2007                                              1.19                            1.26                             72,066
    2006                                              1.15                            1.19                             17,604

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $ 1.48                        $ 1.62                         51,121
   2013                                               1.14                          1.48                          7,298

  BAND 50
   2014                                             $ 1.54                        $ 1.70                        460,836
   2013                                               1.18                          1.54                        541,402
   2012                                               1.02                          1.18                        586,663
   2011                                               1.05                          1.02                        549,976
   2010                                               0.97                          1.05                        500,556
   2009                                               0.71                          0.97                        497,642
   2008                                               1.29                          0.71                        427,537
   2007                                               1.20                          1.29                        508,005
   2006                                               1.13                          1.20                        484,971
   2005                                               1.00 (05/20/05)               1.13                        180,358

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - FI CLASS
  BAND 125
   2014                                             $ 0.97                        $ 1.02                        397,711
   2013                                               1.03                          0.97                         10,575

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - R CLASS
  BAND 125
   2014                                             $ 0.97                        $ 1.01                        118,131
   2013                                               1.03                          0.97                         89,643

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - A CLASS
  BAND 125
   2014                                             $ 1.07                        $ 1.18                              -
   2013                                               1.00 (10/11/13)               1.07                         13,689

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R3 CLASS
  BAND 125
   2014                                             $ 1.07                        $ 1.17                         68,064
   2013                                               1.00 (10/11/13)               1.07                         75,289

  BAND 100
   2014                                             $ 1.07                        $ 1.18                         68,766
   2013                                               1.00 (10/11/13)               1.07                         10,397

LORD ABBETT DEVELOPING GROWTH FUND - A CLASS
  BAND 125
   2014                                             $ 1.55                        $ 1.58                        360,349
   2013                                               1.00                          1.55                        346,007
   2012                                               0.92                          1.00                        234,395
   2011                                               1.00 (06/23/11)               0.92                         23,442

  BAND 0
   2014                                             $ 1.60                        $ 1.65                      1,906,308
   2013                                               1.02                          1.60                      2,271,156
   2012                                               0.92                          1.02                      2,530,975

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND - P CLASS
  BAND 125
   2014                                               $ 2.78                         $ 2.83                           489,086
   2013                                                 1.79                           2.78                           922,022
   2012                                                 1.64                           1.79                           553,655
   2011                                                 1.69                           1.64                           610,474
   2010                                                 1.27                           1.69                           382,129
   2009                                                 0.87                           1.27                           516,768
   2008                                                 1.67                           0.87                           264,576
   2007                                                 1.25                           1.67                           107,226
   2006                                                 1.14                           1.25                            23,814

  BAND 100
   2014                                               $ 2.84                         $ 2.90                           292,797
   2013                                                 1.82                           2.84                            37,849
   2012                                                 1.67                           1.82                            48,976
   2011                                                 1.72                           1.67                            41,506
   2010                                                 1.27                           1.72                            37,783
   2009                                                 0.87                           1.27                            51,522
   2008                                                 1.68                           0.87                            33,884
   2007                                                 1.25                           1.68                            35,681
   2006                                                 1.14                           1.25                            66,056

  BAND 25
   2014                                               $ 3.04                         $ 3.13                                 -
   2013                                                 1.94                           3.04                                 -
   2012                                                 1.76                           1.94                                 -
   2011                                                 1.80                           1.76                                 -
   2010                                                 1.32                           1.80                           210,432
   2009                                                 0.90                           1.32                           164,941
   2008                                                 1.72                           0.90                            82,239

  BAND 0
   2014                                               $ 3.11                         $ 3.21                           121,746
   2013                                                 1.98                           3.11                           115,991
   2012                                                 1.79                           1.98                           150,316
   2011                                                 1.82                           1.79                           146,200
   2010                                                 1.34                           1.82                           229,549
   2009                                                 0.91                           1.34                           216,865
   2008                                                 1.73                           0.91                           200,072
   2007                                                 1.28                           1.73                           331,988
   2006                                                 1.15                           1.28                           276,020

LORD ABBETT DEVELOPING GROWTH FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.69                         $ 1.72                         1,327,705
   2013                                                 1.09                           1.69                         1,445,197
   2012                                                 1.00                           1.09                         1,583,064
   2011                                                 1.03                           1.00                         1,530,364
   2010                                                 0.77                           1.03                           793,983
   2009                                                 0.53                           0.77                           152,060
   2008                                                 1.02                           0.53                            22,594



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  1.71                       $ 1.75                          20,685
   2013                                                1.10                         1.71                          20,685
   2012                                                1.01                         1.10                          20,685

LORD ABBETT FUNDAMENTAL EQUITY - A CLASS
  BAND 125
   2014                                             $  1.37                       $ 1.45                         131,504
   2013                                                1.02                         1.37                         114,738

LORD ABBETT FUNDAMENTAL EQUITY - R3 CLASS
  BAND 125
   2014                                             $  1.37                       $ 1.44                         500,380
   2013                                                1.01                         1.37                         789,689
   2012                                                0.93                         1.01                         272,563
   2011                                                1.00 (06/23/11)              0.93                         394,056

  BAND 0
   2014                                             $  1.41                       $ 1.51                         201,478
   2013                                                1.03                         1.41                         328,397

LORD ABBETT GROWTH OPPORTUNITIES FUND - P CLASS
  BAND 125
   2014                                             $  1.93                       $ 2.02                          79,119
   2013                                                1.42                         1.93                          99,661
   2012                                                1.27                         1.42                         127,706
   2011                                                1.43                         1.27                         113,297
   2010                                                1.18                         1.43                          80,768
   2009                                                0.82                         1.18                          68,741
   2008                                                1.35                         0.82                          47,943
   2007                                                1.13                         1.35                           4,986
   2006                                                1.07                         1.13                             908

  BAND 100
   2014                                             $  1.97                       $ 2.07                          25,392

LORD ABBETT GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2014                                             $  1.46                       $ 1.53                         205,070
   2013                                                1.08                         1.46                         103,780
   2012                                                0.96                         1.08                         157,303
   2011                                                1.09                         0.96                         110,584
   2010                                                0.89                         1.09                         242,602
   2009                                                0.62                         0.89                           2,434
   2008                                                1.02                         0.62                              69

  BAND 0
   2014                                             $  1.58                       $ 1.67                             498
   2013                                                1.15                         1.58                             193
   2012                                                1.01                         1.15                             193
   2011                                                1.13                         1.01                             193
   2010                                                0.92                         1.13                           1,156

LORD ABBETT HIGH YIELD FUND - A CLASS
  BAND 125
   2014                                             $  1.00 (06/26/14)            $ 0.97                          13,559

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT MID CAP STOCK FUND - P CLASS
  BAND 125
   2014                                               $ 1.53                         $ 1.68                             7,795
   2013                                                 1.19                           1.53                            41,037
   2012                                                 1.05                           1.19                            23,215
   2011                                                 1.11                           1.05                            28,115
   2010                                                 0.89                           1.11                            28,756
   2009                                                 0.71                           0.89                            12,229
   2008                                                 1.20                           0.71                             7,534
   2007                                                 1.21                           1.20                             7,144
   2006                                                 1.09                           1.21                             5,423
   2005                                                 1.02                           1.09                             2,177

LORD ABBETT MID CAP STOCK FUND - R3 CLASS
  BAND 125
   2014                                               $ 2.18                         $ 2.40                            59,359
   2013                                                 1.70                           2.18                            85,142
   2012                                                 1.51                           1.70                            65,115
   2011                                                 1.59                           1.51                            38,083
   2010                                                 1.28                           1.59                             5,249

LORD ABBETT SMALL CAP VALUE FUND - P CLASS
  BAND 125
   2014                                               $ 2.18                         $ 2.20                           230,612
   2013                                                 1.66                           2.18                           279,365
   2012                                                 1.52                           1.66                           264,747
   2011                                                 1.62                           1.52                           258,432
   2010                                                 1.30                           1.62                           220,695
   2009                                                 1.01                           1.30                           162,364
   2008                                                 1.49                           1.01                           130,653
   2007                                                 1.37                           1.49                           100,815
   2006                                                 1.15                           1.37                            99,585
   2005                                                 1.03                           1.15                            64,939

LORD ABBETT SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2014                                               $ 2.12                         $ 2.13                            74,564
   2013                                                 1.61                           2.12                           113,560
   2012                                                 1.47                           1.61                           166,580
   2011                                                 1.57                           1.47                           162,124
   2010                                                 1.26                           1.57                            90,785
   2009                                                 1.00 (05/01/09)                1.26                               880

  BAND 0
   2014                                               $ 2.25                         $ 2.28                               397
   2013                                                 1.68                           2.25                                 -
   2012                                                 1.52                           1.68                             7,503
   2011                                                 1.60                           1.52                             5,123

LORD ABBETT VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
   2014                                               $ 1.73                         $ 1.86                         1,379,860
   2013                                                 1.28                           1.73                         1,829,460
   2012                                                 1.18                           1.28                         1,840,055
   2011                                                 1.25                           1.18                         1,130,022
   2010                                                 1.02                           1.25                           265,481

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $  1.81                       $ 1.98                       1,339,607
   2013                                                1.33                         1.81                       1,370,257
   2012                                                1.21                         1.33                       1,528,042

LORD ABBETT VALUE OPPORTUNITIES FUND - P CLASS
  BAND 125
   2014                                             $  1.11                       $ 1.19                         672,947
   2013                                                1.00 (07/12/13)              1.11                         732,951

  BAND 100
   2014                                             $  1.11                       $ 1.20                          30,223
   2013                                                1.00 (07/12/13)              1.11                           1,756

  BAND 0
   2014                                             $  1.12                       $ 1.22                               -
   2013                                                1.00 (07/12/13)              1.12                          68,224

LORD ABBETT VALUE OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2014                                             $  1.71                       $ 1.84                       1,045,034
   2013                                                1.28                         1.71                       1,057,555
   2012                                                1.18                         1.28                         905,195
   2011                                                1.25                         1.18                         595,872
   2010                                                1.02                         1.25                          90,946

  BAND 100
   2014                                             $  1.73                       $ 1.87                         149,322

  BAND 0
   2014                                             $  1.80                       $ 1.96                          94,754
   2013                                                1.33                         1.80                          99,542
   2012                                                1.21                         1.33                          17,829
   2011                                                1.27                         1.21                          21,460

MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES - S CLASS
  BAND 125
   2014                                             $  1.38                       $ 1.41                       1,488,741
   2013                                                1.29                         1.38                       1,581,056
   2012                                                1.20                         1.29                         678,266
   2011                                                1.19                         1.20                         620,882
   2010                                                1.10                         1.19                         229,862
   2009                                                1.01                         1.10                          21,385
   2008                                                1.07                         1.01                           1,264
   2007                                                1.02                         1.07                             246

MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES - S CLASS
  BAND 125
   2014                                             $  1.38                       $ 1.43                       2,883,218
   2013                                                1.20                         1.38                       2,268,424
   2012                                                1.07                         1.20                         379,120
   2011                                                1.10                         1.07                         366,431
   2010                                                0.99                         1.10                         357,856
   2009                                                0.81                         0.99                         290,859
   2008                                                1.09                         0.81                         132,265
   2007                                                1.03                         1.09                         149,458

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES - S CLASS
  BAND 125
   2014                                              $ 1.38                       $  1.44                      1,031,194
   2013                                                1.11                          1.38                        618,923
   2012                                                0.96                          1.11                        195,166
   2011                                                1.05                          0.96                         95,885
   2010                                                0.93                          1.05                         96,990
   2009                                                0.69                          0.93                         67,929
   2008                                                1.09                          0.69                         10,482

MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES - S CLASS
  BAND 125
   2014                                              $ 1.35                       $  1.38                     18,526,866
   2013                                                1.21                          1.35                     16,467,809
   2012                                                1.10                          1.21                     10,878,795
   2011                                                1.12                          1.10                      9,214,054
   2010                                                1.02                          1.12                      8,031,815
   2009                                                0.87                          1.02                        463,779
   2008                                                1.08                          0.87                        119,249
   2007                                                1.03                          1.08                         73.358

MFS EMERGING MARKETS DEBT FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.01                       $  1.04                        812,624
   2013                                                1.00 (06/20/13)               1.01                      1,527,002

MFS INTERNATIONAL NEW DISCOVERY FUND - A CLASS
  BAND 125
   2014                                              $ 3.03                       $  2.91                      1,851,378
   2013                                                2.57                          3.03                      3,068,691
   2012                                                2.09                          2.57                      2,868,466
   2011                                                2.35                          2.09                      2,911,962
   2010                                                1.95                          2.35                      2,891,837
   2009                                                1.34                          1.95                       2,923.74
   2008                                                2.42                          1.34                      1.917,239
   2007                                                2.25                          2.42                      1,913,650
   2006                                                1.80                          2.25                      1,902,033
   2005                                                1.51                          1.80                      1,076,469

MFS INTERNATIONAL NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2014                                              $ 1.56                       $  1.49                        320,175
   2013                                                1.33                          1.56                        282,508
   2012                                                1.08                          1.33                         99,293
   2011                                                1.22                          1.08                         44,926
   2010                                                1.02                          1.22                          1,941

MFS INTERNATIONAL VALUE FUND - R2 CLASS
  BAND 125
   2014                                              $ 1.33                       $  1.32                        193,385
   2013                                                1.06                          1.33                         24,149

MFS INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.33                       $  1.33                      6,359,318
   2013                                                1.06                          1.33                      2,253,559

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R2 CLASS
  BAND 125
   2014                                              $ 1.73                       $ 1.90                       3,801,581
   2013                                                1.35                         1.73                       3,889,471
   2012                                                1.17                         1.35                       2,541,810
   2011                                                1.17                         1.17                         365,099

  BAND 100
   2014                                              $ 1.74                       $ 1.92                         346,649

  BAND 0
   2014                                              $ 1.81                       $ 2.01                           1,377

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.74                       $ 1.92                       5,016,469
   2013                                                1.36                         1.74                       5,108,600
   2012                                                1.18                         1.36                       4,366,263
   2011                                                1.17                         1.18                       4,152,131
   2010                                                1.00 (05/27/10)              1.17                       2,579,892

  BAND 0
   2014                                              $ 1.82                       $ 2.03                       2,772,281
   2013                                                1.40                         1.82                       2,964,647
   2012                                                1.20                         1.40                       3,060,256

MFS MID CAP GROWTH FUND - A CLASS
  BAND 125
   2014                                              $ 1.50                       $ 1.61                          62,397
   2013                                                1.11                         1.50                          61,127
   2012                                                0.97                         1.11                          56,348
   2011                                                1.04                         0.97                          54,472
   2010                                                0.82                         1.04                          53.048
   2009                                                0.59                         0.82                           9,553
   2008                                                1.22                         0.59                           6,493
   2007                                                1.12                         1.22                         102.679
   2006                                                1.11                         1.12                          76,536
   2005                                                1.10                         1.11                          62,270

MFS NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2014                                              $ 1.37                       $ 1.25                         527,673
   2013                                                0.99                         1.37                         297,334
   2012                                                0.83                         0.99                          66,702
   2011                                                1.00 (06/23/11)              0.83                          41,935

  BAND 0
   2014                                              $ 1.42                       $ 1.31                           6,390

MFS NEW DISCOVERY FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.38                       $ 1.26                         700,692
   2013                                                0.99                         1.38                         145,617
   2012                                                0.83                         0.99                          44,407
   2011                                                1.00 (06/23/11)              0.83                          23,209

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES FUND - R2 CLASS
  BAND 125
    2014                                          $ 1.65                       $ 1.83                         540,895
    2013                                            1.39                         1.65                         275,996
    2012                                            1.25                         1.39                         175,686
    2011                                            1.19                         1.25                         143,125
    2010                                            1.00 (05/27/10)              1.19                           3,567

  BAND 100
    2014                                          $ 1.66                       $ 1.85                          53,031

MFS UTILITIES FUND - R3 CLASS
  BAND 125
    2014                                          $ 1.67                       $ 1.85                          49,803
    2013                                            1.40                         1.67                          18,309
    2012                                            1.25                         1.40                          17,752
    2011                                            1.19                         1.25                          12,960
    2010                                            1.00 (05/27/10)              1.19                           3,567

MFS VALUE FUND - A CLASS
  BAND 125
    2014                                          $ 2.06                       $ 2.25                       5,716,057
    2013                                            1.54                         2.06                       4,937,223
    2012                                            1.34                         1.54                       3,065,781
    2011                                            1.36                         1.34                       4,364,025
    2010                                            1.24                         1.36                       3,874,016
    2009                                            1.04                         1.24                       2,289,977
    2008                                            1.57                         1.04                       1,200,752
    2007                                            1.48                         1.57                         867,352
    2006                                            1.24                         1.48                         550,143
    2005                                            1.18                         1.24                         111,238

  BAND 0
    2014                                          $ 2.38                       $ 2.63                       1,753,659
    2013                                            1.76                         2.38                       1,828,853
    2012                                            1.51                         1.76                       1,854,727

NEUBERGER BERMAN FOCUS FUND - ADVISOR CLASS
  BAND 125
    2014                                          $ 1.56                       $ 1.70                          23,661
    2013                                            1.17                         1.56                          40,843
    2012                                            1.00                         1.17                          34,297
    2011                                            1.04                         1.00                          50,816
    2010                                            0.94                         1.04                          51,136
    2009                                            0.74                         0.94                          30,261
    2008                                            1.28                         0.74                          27,110
    2007                                            1.22                         1.28                          14,638
    2006                                            1.10                         1.22                          12,385
    2005                                            1.12                         1.10                             865

  BAND 100
    2014                                          $ 1.60                       $ 1.75                          14,438

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN LARGE CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2014                                               $ 1.52                         $ 1.67                           696,007
   2013                                                 1.18                           1.52                           815,403
   2012                                                 1.02                           1.18                           800,279
   2011                                                 1.17                           1.02                         1,827,912
   2010                                                 1.03                           1.17                         2,258,042
   2009                                                 0.67                           1.03                         2,508,719
   2008                                                 1.42                           0.67                         2,728,215
   2007                                                 1.31                           1.42                         2,020,623
   2006                                                 1.18                           1.31                         1,641,378
   2005                                                 1.01                           1.18                           256,671

  BAND 100
   2014                                               $ 1.56                         $ 1.71                            73,144
   2013                                                 1.20                           1.56                             4,912
   2012                                                 1.04                           1.20                             4,815
   2011                                                 1.19                           1.04                             4,815
   2010                                                 1.05                           1.19                             4,858
   2009                                                 0.68                           1.05                            19,550
   2008                                                 1.43                           0.68                            19,457

  BAND 0
   2014                                               $ 1.71                         $ 1.89                                 -
   2013                                                 1.30                           1.71                                 -
   2012                                                 1.12                           1.30                           293,974
   2011                                                 1.26                           1.12                           271,795
   2010                                                 1.10                           1.26                           406,801
   2009                                                 0.71                           1.10                           355,343
   2008                                                 1.48                           0.71                           177,873

NEUBERGER BERMAN SMALL CAP GROWTH FUND - ADVISOR CLASS
  BAND 125
   2014                                               $ 1.91                         $ 1.95                           278,970
   2013                                                 1.32                           1.91                           314,809
   2012                                                 1.23                           1.32                           385,263
   2011                                                 1.27                           1.23                           426,115
   2010                                                 1.07                           1.27                           810,349
   2009                                                 0.89                           1.07                           898,145
   2008                                                 1.56                           0.89                           831,570
   2007                                                 1.25                           1.56                           602,747
   2006                                                 1.18                           1.25                            35,007
   2005                                                 1.04                           1.18                               497

  BAND 100
   2014                                               $ 1.96                         $ 2.00                            11,310

  BAND 0
   2014                                               $ 2.14                         $ 2.22                            39,204
   2013                                                 1.46                           2.14                            43,905
   2012                                                 1.34                           1.46                            25,899
   2011                                                 1.37                           1.34                            20,024
   2010                                                 1.14                           1.37                            15,774
   2009                                                 0.93                           1.14                            11,029
   2008                                                 1.62                           0.93                                 -

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN SMALL CAP GROWTH FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.83                         $ 1.87                            21,877
   2013                                                 1.26                           1.83                            15,674
   2012                                                 1.18                           1.26                             7,557
   2011                                                 1.21                           1.18                             7,476

NORTHERN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2014                                               $ 1.57                         $ 1.66                            19,543
   2013                                                 1.16                           1.57                            17,647

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2014                                               $ 1.68                         $ 1.80                           762,062
   2013                                                 1.24                           1.68                            57,259
   2012                                                 1.10                           1.24                           345,375
   2011                                                 1.15                           1.10                           325,064
   2010                                                 0.91                           1.15                           350,204
   2009                                                 0.63                           0.91                           306,492
   2008                                                 1.18                           0.63                           278,133
   2007                                                 1.02                           1.18                           329,428

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.65                         $ 1.76                           494,129
   2013                                                 1.23                           1.65                            45,588
   2012                                                 1.08                           1.23                            42,929
   2011                                                 1.13                           1.08                            35,872
   2010                                                 0.90                           1.13                             4,477
   2009                                                 0.63                           0.90                             5,204
   2008                                                 1.18                           0.63                             2,063

  BAND 0
   2014                                               $ 1.80                         $ 1.95                           521,788

NUVEEN MID CAP INDEX FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.51                         $ 1.62                         4,270,506
   2013                                                 1.15                           1.51                         4,431,148
   2012                                                 1.00                           1.15                         2,743,384
   2011                                                 1.04                           1.00                         1,714,833
   2010                                                 0.84                           1.04                         1,524,930
   2009                                                 0.62                           0.84                           749,704
   2008                                                 0.99                           0.62                           214,581

  BAND 100
   2014                                               $ 1.53                         $ 1.64                             2,879
   2013                                                 1.17                           1.53                             2,631
   2012                                                 1.01                           1.17                             2,273
   2011                                                 1.04                           1.01                               915

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2014                                             $ 1.58                        $ 1.70                           3,933
    2013                                               1.20                          1.58                             950
    2012                                               1.03                          1.20                             971
    2011                                               1.06                          1.03                           1,122
    2010                                               0.85                          1.06                           3,003

  BAND 0
    2014                                             $ 1.63                        $ 1.77                         130,638
    2013                                               1.23                          1.63                         119,252
    2012                                               1.05                          1.23                          14,137
    2011                                               1.08                          1.05                          11,780
    2010                                               0.86                          1.08                           3,474

NUVEEN MID CAP VALUE FUND - A CLASS
  BAND 125
    2014                                             $ 1.36                        $ 1.47                         106,868
    2013                                               1.00                          1.36                          26,117
    2012                                               0.92                          1.00                           9,350
    2011                                               1.00                          0.92                         102,847
    2010                                               0.84                          1.00                          94,345
    2009                                               0.66                          0.84                          83,649
    2008                                               1.06                          0.66                         109,710

NUVEEN MID CAP VALUE FUND - R3 CLASS
  BAND 125
    2014                                             $ 1.34                        $ 1.44                           7,865
    2013                                               0.98                          1.34                           5,071
    2012                                               0.90                          0.98                           1,179
    2011                                               0.99                          0.90                          16,406
    2010                                               0.84                          0.99                          57,902
    2009                                               0.66                          0.84                          52,072
    2008                                               1.06                          0.66                           5,092

NUVEEN REAL ESTATE SECURITIES FUND - A CLASS
  BAND 125
    2014                                             $ 1.63                        $ 2.11                         572,816
    2013                                               1.63                          1.63                         639,614
    2012                                               1.40                          1.63                         819,385
    2011                                               1.32                          1.40                         537,716
    2010                                               1.03                          1.32                         313,580

NUVEEN REAL ESTATE SECURITIES FUND - R3 CLASS
  BAND 125
    2014                                             $ 1.61                        $ 2.08                         778,230
    2013                                               1.62                          1.61                         719,411
    2012                                               1.39                          1.62                         676,250
    2011                                               1.32                          1.39                         563,985
    2010                                               1.03                          1.32                         221,292

  BAND 100
    2014                                             $ 1.63                        $ 2.11                          49,212

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.70                         $ 2.22                           103,114
   2013                                                 1.69                           1.70                           102,012
   2012                                                 1.43                           1.69                            86,927
   2011                                                 1.33                           1.43                            88,192
   2010                                                 1.03                           1.33                            72,767

NUVEEN SMALL CAP INDEX FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.43                         $ 1.47                         3,489,015
   2013                                                 1.05                           1.43                         3,487,012
   2012                                                 0.92                           1.05                         1,551,669
   2011                                                 0.98                           0.92                         1,347,252
   2010                                                 0.79                           0.98                         1,012,978
   2009                                                 0.63                           0.79                           610,330
   2008                                                 0.97                           0.63                           296,321

  BAND 100
   2014                                               $ 1.45                         $ 1.50                             3,435
   2013                                                 1.06                           1.45                             1,428
   2012                                                 0.93                           1.06                             1,248

  BAND 50
   2014                                               $ 1.50                         $ 1.55                               660
   2013                                                 1.09                           1.50                               667
   2012                                                 0.95                           1.09                               676
   2011                                                 1.01                           0.95                               803
   2010                                                 1.00                           1.01                               711

  BAND 0
   2014                                               $ 1.54                         $ 1.61                           218,590
   2013                                                 1.12                           1.54                           215,748
   2012                                                 0.97                           1.12                           186,645
   2011                                                 1.02                           0.97                           165,621
   2010                                                 0.81                           1.02                           134,179
   2009                                                 0.64                           0.81                             4,036

NUVEEN SMALL CAP SELECT FUND - A CLASS
  BAND 125
   2014                                               $ 1.44                         $ 1.50                            95,511
   2013                                                 1.10                           1.44                           422,848
   2012                                                 1.00                           1.10                           527,399
   2011                                                 1.03                           1.00                           515,456
   2010                                                 0.85                           1.03                           528,219
   2009                                                 0.63                           0.85                           521,721
   2008                                                 0.96                           0.63                           436,614
   2007                                                 1.03                           0.96                           568,304



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN SMALL CAP SELECT FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.41                         $ 1.47                            96,521
   2013                                                 1.09                           1.41                            82,532
   2012                                                 0.99                           1.09                           115,364
   2011                                                 1.02                           0.99                           162,205
   2010                                                 0.84                           1.02                           181,333
   2009                                                 0.62                           0.84                            45,936
   2008                                                 0.96                           0.62                            13,813
   2007                                                 1.03                           0.96                            42,572

NUVEEN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2014                                               $ 1.49                         $ 1.54                            44,144
   2013                                                 1.09                           1.49                            43,029
   2012                                                 0.96                           1.09                            50,430
   2011                                                 0.98                           0.96                            47,766
   2010                                                 0.77                           0.98                            50,626
   2009                                                 0.66                           0.77                            47,170
   2008                                                 0.95                           0.66                            67,440
   2007                                                 1.03                           0.95                               140

NUVEEN SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.46                         $ 1.51                           296,079
   2013                                                 1.07                           1.46                           316,953
   2012                                                 0.95                           1.07                           265,127
   2011                                                 0.97                           0.95                            14,015
   2010                                                 0.77                           0.97                            12,134
   2009                                                 0.66                           0.77                            33,534

  BAND 50
   2014                                               $ 1.55                         $ 1.61                            18,674
   2013                                                 1.12                           1.55                            13,771
   2012                                                 0.99                           1.12                            18,308
   2011                                                 1.00                           0.99                            18,130
   2010                                                 0.78                           1.00                            20,056

NUVEEN STRATEGY GROWTH ALLOCATION - A CLASS
  BAND 125
   2014                                               $ 1.34                         $ 1.39                            20,214
   2013                                                 1.13                           1.34                            14,253
   2012                                                 1.02                           1.13                               773
   2011                                                 1.06                           1.02                               248

  BAND 0
   2014                                               $ 1.46                         $ 1.54                           843,417
   2013                                                 1.22                           1.46                           881,950
   2012                                                 1.08                           1.22                           901,571
   2011                                                 1.11                           1.08                           914,533
   2010                                                 0.99                           1.11                           999,214



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN STRATEGY GROWTH ALLOCATION - R3 CLASS
  BAND 125
   2014                                             $  1.31                       $ 1.36                         108,101
   2013                                                1.12                         1.31                          93,095
   2012                                                1.00                         1.12                         715,128
   2011                                                1.05                         1.00                         827,533
   2010                                                0.95                         1.05                         139,506
   2009                                                0.74                         0.95                         108,176

  BAND 0
   2014                                             $  1.44                       $ 1.51                          82,727
   2013                                                1.21                         1.44                          96,289
   2012                                                1.07                         1.21                          89,231
   2011                                                1.10                         1.07                          82,607
   2010                                                1.00                         1.10                           8,505

OAK RIDGE LARGE CAP GROWTH FUND - A CLASS (FORMERLY PIONEER OAK RIDGE LARGE CAP GROWTH FUND)
  BAND 125
   2014                                             $  1.36                       $ 1.47                           4,837

  BAND 100
   2014                                             $  1.37                       $ 1.47                          12,088

OAK RIDGE SMALL CAP GROWTH FUND - A CLASS (FORMERLY PIONEER OAK RIDGE SMALL CAP GROWTH FUND)
  BAND 125
   2014                                             $  1.48                       $ 1.52                         195,761
   2013                                                1.08                         1.48                         192,577
   2012                                                1.00 (05/24/12)              1.08                             573

OAK RIDGE SMALL CAP GROWTH FUND - Y CLASS (FORMERLY PIONEER OAK RIDGE SMALL CAP GROWTH FUND)
  BAND 125
   2014                                             $  1.49                       $ 1.53                       2,614,624
   2013                                                1.08                         1.49                       1,877,852

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
  BAND 125
   2014                                             $  2.14                       $ 2.30                       8,887,647
   2013                                                1.84                         2.14                      10,367,756
   2012                                                1.69                         1.84                      10,803,920
   2011                                                1.71                         1.69                      10,146,496
   2010                                                1.55                         1.71                       8,725,992
   2009                                                1.25                         1.55                       7,470,761
   2008                                                1.70                         1.25                       5,115,585
   2007                                                1.64                         1.70                       3,412,279
   2006                                                1.51                         1.64                       1,815,170
   2005                                                1.55                         1.51                       8,725,992

  BAND 100
   2014                                             $  2.20                       $ 2.36                       1,075,613
   2013                                                1.88                         2.20                          31,983
   2012                                                1.73                         1.88                          24,216
   2011                                                1.74                         1.73                          17,807
   2010                                                1.58                         1.74                          19,462
   2009                                                1.26                         1.58                          12,620
   2008                                                1.72                         1.26                           5,468

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2014                                             $ 2.32                        $ 2.50                         989,215
   2013                                               1.97                          2.32                       1,007,449
   2012                                               1.80                          1.97                       1,080,960
   2011                                               1.80                          1.80                       1,161,183
   2010                                               1.63                          1.80                         743,174
   2009                                               1.30                          1.63                         571,136
   2008                                               1.76                          1.30                         573,237
   2007                                               1.69                          1.76                         605,736
   2006                                               1.55                          1.69                         578,466

  BAND 0
   2014                                             $ 2.45                        $ 2.66                         538,179
   2013                                               2.08                          2.45                         566,478
   2012                                               1.89                          2.08                         618,529
   2011                                               1.88                          1.89                         465,123
   2010                                               1.69                          1.88                         452,756
   2009                                               1.34                          1.69                         347,480
   2008                                               1.81                          1.34                         331,408
   2007                                               1.72                          1.81                         248,218
   2006                                               1.58                          1.72                         244,777
   2005                                               1.43                          1.58                         726,297

ONEAMERICA ASSET DIRECTOR PORTFOLIO - O CLASS
  BAND 125
   2014                                             $ 5.93                        $ 6.37                      11,830,740
   2013                                               5.08                          5.93                      14,271,855
   2012                                               4.66                          5.08                      17,247,904
   2011                                               4.68                          4.66                      17,987,933
   2010                                               4.24                          4.68                      18,575,947
   2009                                               3.40                          4.24                      18,707,633
   2008                                               4.62                          3.40                      18,548,557
   2007                                               4.45                          4.62                      21,938,209
   2006                                               4.08                          4.45                      18,879,420
   2005                                               3.83                          4.08                      15,641,018

  BAND 0
   2014                                             $ 2.40                        $ 2.61                       1,971,595
   2013                                               2.03                          2.40                       2,210,205
   2012                                               1.84                          2.03                       2,353,881
   2011                                               1.82                          1.84                       2,426,611
   2010                                               1.63                          1.82                       2,534,231

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
  BAND 125
   2014                                             $ 1.38                        $ 1.43                         940,203
   2013                                               1.43                          1.38                       1,397,125
   2012                                               1.39                          1.43                       1,678,206
   2011                                               1.32                          1.39                       1,767,731
   2010                                               1.25                          1.32                       1,745,785
   2009                                               1.10                          1.25                       1,479,523
   2008                                               1.13                          1.10                         948,352
   2007                                               1.08                          1.13                         898,512
   2006                                               1.05                          1.08                         729,566

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                               $ 1.41                         $ 1.47                           135,975
   2013                                                 1.46                           1.41                            13,530
   2012                                                 1.42                           1.46                            13,285
   2011                                                 1.34                           1.42                            12,017
   2010                                                 1.27                           1.34                            13,890
   2009                                                 1.11                           1.27                            12,103
   2008                                                 1.14                           1.11                             4,593
   2007                                                 1.08                           1.14                             2,216

  BAND 50
   2014                                               $ 1.49                         $ 1.56                           738,591
   2013                                                 1.53                           1.49                           705,473
   2012                                                 1.48                           1.53                           771,350
   2011                                                 1.39                           1.48                           868,995
   2010                                                 1.31                           1.39                           688,254
   2009                                                 1.14                           1.31                           610,307
   2008                                                 1.16                           1.14                           535,444
   2007                                                 1.10                           1.16                           361,830
   2006                                                 1.07                           1.10                           306,017
   2005                                                 1.05                           1.07                           444,127

  BAND 0
   2014                                               $ 1.58                         $ 1.66                                 -
   2013                                                 1.62                           1.58                                 -
   2012                                                 1.56                           1.62                           220,124
   2011                                                 1.45                           1.56                           216,644
   2010                                                 1.36                           1.45                            19,980

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - O CLASS
  BAND 125
   2014                                               $ 3.21                         $ 3.34                         4,281,467
   2013                                                 3.32                           3.21                         5,385,313
   2012                                                 3.23                           3.32                         6,911,567
   2011                                                 3.04                           3.23                         7,163,965
   2010                                                 2.87                           3.04                         7,273,020
   2009                                                 2.52                           2.87                         6,703,963
   2008                                                 2.57                           2.52                         7,244,570
   2007                                                 2.45                           2.57                         7,662,171
   2006                                                 2.39                           2.45                         9,226,129
   2005                                                 2.37                           2.39                        12,343,459

  BAND 0
   2014                                               $ 1.79                         $ 1.89                           761,437
   2013                                                 1.83                           1.79                           649,509
   2012                                                 1.76                           1.83                           580,480
   2011                                                 1.64                           1.76                           337,671
   2010                                                 1.53                           1.64                           264,380



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ONEAMERICA MONEY MARKET PORTFOLIO - ADVISOR CLASS
  BAND 125
   2014                                               $ 1.00                         $ 0.99                         3,881,865
   2013                                                 1.01                           1.00                         5,778,840
   2012                                                 1.03                           1.01                         5,825,217
   2011                                                 1.04                           1.03                         5,202,807
   2010                                                 1.05                           1.04                         5,653,476
   2009                                                 1.07                           1.05                         5,342,158
   2008                                                 1.06                           1.07                         6,190,060
   2007                                                 1.03                           1.06                         3,019,859
   2006                                                 1.00                           1.03                         1,236,446

  BAND 100
   2014                                               $ 1.03                         $ 1.02                         2,361,948
   2013                                                 1.04                           1.03                           307,007
   2012                                                 1.05                           1.04                           182,205
   2011                                                 1.06                           1.05                           112,785
   2010                                                 1.07                           1.06                            74,866
   2009                                                 1.08                           1.07                            30,791
   2008                                                 1.07                           1.08                             7,317

  BAND 50
   2014                                               $ 1.08                         $ 1.08                           328,338
   2013                                                 1.09                           1.08                           290,678
   2012                                                 1.09                           1.09                           214,137
   2011                                                 1.10                           1.09                           152,014
   2010                                                 1.10                           1.10                           127,368
   2009                                                 1.11                           1.10                           110.109
   2008                                                 1.09                           1.11                           174,240
   2007                                                 1.05                           1.09                           429,722
   2006                                                 1.01                           1.05                           427,976
   2005                                                 0.98                           1.01                           394,611

  BAND 0
   2014                                               $ 1.15                         $ 1.15                           168,134
   2013                                                 1.15                           1.15                           131,751
   2012                                                 1.15                           1.15                            95,861
   2011                                                 1.15                           1.15                            65,497
   2010                                                 1.15                           1.15                            39,450
   2009                                                 1.15                           1.15                            19,597

ONEAMERICA MONEY MARKET PORTFOLIO - O CLASS
  BAND 125
   2014                                               $ 1.49                         $ 1.47                         9,859,768
   2013                                                 1.51                           1.49                        10,814,280
   2012                                                 1.53                           1.51                        13,238,087
   2011                                                 1.55                           1.53                        19,007,766
   2010                                                 1.56                           1.55                        18,565,789
   2009                                                 1.58                           1.56                        19,256,258
   2008                                                 1.57                           1.58                        22,252,629
   2007                                                 1.52                           1.57                        20,300,004
   2006                                                 1.47                           1.52                        20,083,807
   2005                                                 1.45                           1.47                        20,497,268

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.18                         $  1.18                          187,948
   2013                                                 1.18                            1.18                          225,395
   2012                                                 1.18                            1.18                           30,472
   2011                                                 1.18                            1.18                            9,382

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
  BAND 125
   2014                                               $ 1.22                         $  1.31                          681,069
   2013                                                 0.94                            1.22                          622,503
   2012                                                 0.86                            0.94                          590,411
   2011                                                 0.91                            0.86                          570,709
   2010                                                 0.83                            0.91                          590,109
   2009                                                 0.64                            0.83                          461,841
   2008                                                 1.03                            0.64                           92,328
   2007                                                 1.01                            1.03                           39,600
   2006                                                 1.00 (03/31/06)                 1.01                               32

  BAND 100
   2014                                               $ 1.24                         $  1.34                           27,621
   2013                                                 0.96                            1.24                           11,546
   2012                                                 0.87                            0.96                            9,566
   2011                                                 0.92                            0.87                            7,667
   2010                                                 0.84                            0.92                            5,867
   2009                                                 0.65                            0.84                            4,387
   2008                                                 1.04                            0.65                            2,696
   2007                                                 1.02                            1.04                             1.26
   2006                                                 1.00 (03/31/06)                 1.02                              555

  BAND 0
   2014                                               $ 1.34                         $  1.46                           20,052
   2013                                                 1.02                            1.34                           12,815
   2012                                                 0.93                            1.02                            1,653
   2011                                                 0.96                            0.93                          171,028
   2010                                                 0.87                            0.96                          219,890
   2009                                                 0.66                            0.87                          227,967
   2008                                                 1.06                            0.66                          233,697

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - O CLASS
  BAND 125
   2014                                               $ 1.25                         $  1.35                        1,198,023
   2013                                                 0.96                            1.25                        1,280,803
   2012                                                 0.88                            0.96                          451,121
   2011                                                 0.92                            0.88                          456,376
   2010                                                 0.84                            0.92                          431,117
   2009                                                 0.65                            0.84                          409,816
   2008                                                 1.04                            0.65                          323,432
   2007                                                 1.02                            1.04                          934,786
   2006                                                 1.00 (03/31/06)                 1.02                          693,119



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 25
   2014                                             $ 1.35                        $ 1.47                              -
   2013                                               1.03                          1.35                              -
   2012                                               0.93                          1.03                              -
   2011                                               0.97                          0.93                              -
   2010                                               0.87                          0.97                        130,456
   2009                                               0.67                          0.87                        107,985
   2008                                               1.00 (05/01/08)               0.67                         51,129

ONEAMERICA VALUE PORTFOLIO - ADVISOR CLASS
  BAND 125
   2014                                             $ 2.47                        $ 2.70                      2,060,820
   2013                                               1.89                          2.47                      2,660,702
   2012                                               1.70                          1.89                      3,084,918
   2011                                               1.76                          1.70                      3,114,402
   2010                                               1.58                          1.76                      3,109,364
   2009                                               1.23                          1.58                      3,013,295
   2008                                               1.98                          1.23                      2,515,843
   2007                                               1.94                          1.98                      2,706,754
   2006                                               1.76                          1.94                      2,160,811

  BAND 100
   2014                                             $ 2.53                        $ 2.78                        225,982
   2013                                               1.94                          2.53                        156,285
   2012                                               1.73                          1.94                        147,251
   2011                                               1.80                          1.73                        128,224
   2010                                               1.60                          1.80                        115,556
   2009                                               1.25                          1.60                          6,232
   2008                                               2.00                          1.25                          3,852
   2007                                               1.96                          2.00                            988

  BAND 50
   2014                                             $ 2.66                        $ 2.94                        592,790
   2013                                               2.03                          2.66                        615,165
   2012                                               1.81                          2.03                        620,540
   2011                                               1.86                          1.81                        672,651
   2010                                               1.65                          1.86                        640,094
   2009                                               1.28                          1.65                        436,368
   2008                                               2.05                          1.28                        383,363
   2007                                               1.99                          2.05                        435,165
   2006                                               1.77                          1.99                        445,204
   2005                                               1.61                          1.77                        567,709

  BAND 0
   2014                                             $ 2.82                        $ 3.13                         35,641
   2013                                               2.14                          2.82                         72,008
   2012                                               1.89                          2.14                        144,759
   2011                                               1.94                          1.89                        156,802
   2010                                               1.72                          1.94                        150,521
   2009                                               1.32                          1.72                         96,330
   2008                                               2.10                          1.32                         78,347
   2007                                               2.04                          2.10                        355,056

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ONEAMERICA VALUE PORTFOLIO - O CLASS
  BAND 125
   2014                                               $ 7.93                         $ 8.71                         6,100,059
   2013                                                 6.07                           7.93                         7,712,340
   2012                                                 5.42                           6.07                         9,747,420
   2011                                                 5.62                           5.42                        10,880,242
   2010                                                 5.02                           5.62                        11,107,774
   2009                                                 3.90                           5.02                        11,238,797
   2008                                                 6.26                           3.90                        11,924,811
   2007                                                 6.12                           6.26                        14,525,291
   2006                                                 5.46                           6.12                        15,817,104
   2005                                                 5.03                           5.46                        17,500,653

  BAND 25
   2014                                               $ 8.79                         $ 9.74                                 -
   2013                                                 6.66                           8.79                                 -
   2012                                                 5.89                           6.66                                 -
   2011                                                 6.05                           5.89                                 -
   2010                                                 5.34                           6.05                            55,926
   2009                                                 4.11                           5.34                            49,043
   2008                                                 6.53                           4.11                            29,294

  BAND 0
   2014                                               $ 2.57                         $ 2.85                                 -
   2013                                                 1.94                           2.57                                 -
   2012                                                 1.71                           1.94                           270,079
   2011                                                 1.75                           1.71                           140,191
   2010                                                 1.54                           1.75                           127,854

  BAND S
   2014                                               $48.76                         $53.94                            73,702
   2013                                                37.04                          48.76                            78,527
   2012                                                32.84                          37.04                            87,115
   2011                                                33.80                          32.84                            95,299
   2010                                                29.92                          33.80                            98,038
   2009                                                23.08                          29.92                           116,143
   2008                                                36.77                          23.08                           114,523
   2007                                                35.69                          36.77                           129,107
   2006                                                31.59                          35.69                           151,386
   2005                                                28.89                          31.59                           159,807

OPPENHEIMER DEVELOPING MARKETS FUND - A CLASS
  BAND 125
   2014                                               $ 1.33                         $ 1.25                         6,424,693
   2013                                                 1.24                           1.33                         6,303,821
   2012                                                 1.04                           1.24                         4,118,308
   2011                                                 1.29                           1.04                         2,627,929
   2010                                                 1.02                           1.29                           616,057

  BAND 0
   2014                                               $ 1.40                         $ 1.33                           120,048
   2013                                                 1.29                           1.40                           132,573
   2012                                                 1.07                           1.29                         2,880,188

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER DEVELOPING MARKETS FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 2.58                         $  2.42                        2,287,330
   2013                                                 2.42                            2.58                        3,163,766
   2012                                                 2.04                            2.42                        6,298,930
   2011                                                 2.53                            2.04                        5,229,677
   2010                                                 2.02                            2.53                        5,061,527
   2009                                                 1.13                            2.02                        4,180,496
   2008                                                 2.21                            1.13                        2,855,914
   2007                                                 1.68                            2.21                        2,744,935
   2006                                                 1.36                            1.68                        2,533,748
   2005                                                 1.00 (05/20/05)                 1.36                          235,406

  BAND 100
   2014                                               $ 2.64                         $  2.48                          238,653
   2013                                                 2.47                            2.64                            2,398
   2012                                                 2.07                            2.47                            1,024

  BAND 50
   2014                                               $ 2.75                         $  2.60                            4,003
   2013                                                 2.56                            2.75                            3,175
   2012                                                 2.14                            2.56                            3,365
   2011                                                 2.64                            2.14                            3,414
   2010                                                 2.09                            2.64                            1,023

  BAND 0
   2014                                               $ 2.88                         $  2.73                          233,277
   2013                                                 2.66                            2.88                          231,926
   2012                                                 2.21                            2.66                          286,284
   2011                                                 2.71                            2.21                          284,486
   2010                                                 2.14                            2.71                          141,579
   2009                                                 1.18                            2.14                           10,790

OPPENHEIMER DEVELOPING MARKETS FUND - Y CLASS
  BAND 125
   2014                                               $ 1.13                         $  1.06                        9,357,477
   2013                                                 1.05                            1.13                        8,884,508

  BAND 0
   2014                                               $ 1.15                         $  1.10                        4,648,385
   2013                                                 1.06                            1.15                        3,821,063

OPPENHEIMER GLOBAL FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 1.69                         $  1.69                          137,915
   2013                                                 1.35                            1.69                          286,187
   2012                                                 1.14                            1.35                          410,996
   2011                                                 1.26                            1.14                          483,424
   2010                                                 1.11                            1.26                          305,594
   2009                                                 0.81                            1.11                          262,655
   2008                                                 1.39                            0.81                          168,585
   2007                                                 1.34                            1.39                          493,518
   2006                                                 1.19                            1.34                          529,270

  BAND 100
   2014                                               $ 1.72                         $  1.74                          147,872
   2013                                                 1.38                            1.72                            7,058

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2014                                               $ 1.80                         $ 1.82                           248,670
   2013                                                 1.43                           1.80                           255,530
   2012                                                 1.19                           1.43                           915,107
   2011                                                 1.32                           1.19                           866,176
   2010                                                 1.15                           1.32                           616,340
   2009                                                 0.83                           1.15                           477,424
   2008                                                 1.42                           0.83                           413,502
   2007                                                 1.35                           1.42                           338,117
   2006                                                 1.19                           1.35                           299,492

  BAND 0
   2014                                               $ 1.88                         $ 1.91                                 -
   2013                                                 1.48                           1.88                                 -
   2012                                                 1.23                           1.48                           485,661
   2011                                                 1.36                           1.23                           496,700
   2010                                                 1.18                           1.36                           567,286
   2009                                                 0.85                           1.18                           525,746
   2008                                                 1.44                           0.85                           405,607
   2007                                                 1.37                           1.44                           342,019
   2006                                                 1.20                           1.37                           283,770

OPPENHEIMER GLOBAL FUND - A CLASS
  BAND 125
   2014                                               $ 1.37                         $ 1.38                           139,792
   2013                                                 1.09                           1.37                            35,822

  BAND 50
   2014                                               $ 1.38                         $ 1.40                           848,916
   2013                                                 1.09                           1.38                           864,171

  BAND 0
   2014                                               $ 1.38                         $ 1.41                           666,562
   2013                                                 1.09                           1.38                           688,368

OPPENHEIMER GLOBAL FUND - Y CLASS
  BAND 125
   2014                                               $ 1.37                         $ 1.38                           433,859
   2013                                                 1.09                           1.37                           208,266

OPPENHEIMER GLOBAL OPPORTUNITIES - A CLASS
  BAND 125
   2014                                               $ 1.40                         $ 1.34                           332,449
   2013                                                 1.01                           1.40                           252,782
   2012                                                 0.93                           1.01                         1,280,138
   2011                                                 1.03                           0.93                            44,232

OPPENHEIMER GLOBAL OPPORTUNITIES - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 1.39                         $ 1.32                           315,034
   2013                                                 1.00                           1.39                           284,099
   2012                                                 0.92                           1.00                           185,435
   2011                                                 1.03                           0.92                            29,409

OPPENHEIMER GLOBAL OPPORTUNITIES  - Y CLASS
  BAND 125
   2014                                               $ 1.53                         $ 1.46                            11,968

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL STRATEGIC INCOME - A CLASS
  BAND 125
   2014                                               $ 1.29                         $ 1.31                           418,784
   2013                                                 1.31                           1.29                         1,653,142
   2012                                                 1.17                           1.31                            27,355
   2011                                                 1.18                           1.17                           247,017
   2010                                                 1.03                           1.18                           210,386
   2009                                                 0.85                           1.03                           214,559
   2008                                                 1.03                           0.85                           201,573

  BAND 25
   2014                                               $ 1.38                         $ 1.41                                 -
   2013                                                 1.39                           1.38                                 -
   2012                                                 1.23                           1.39                                 -
   2011                                                 1.22                           1.23                                 -
   2010                                                 1.05                           1.22                           479,512
   2009                                                 0.87                           1.05                           488,168
   2008                                                 1.04                           0.87                           296,467

  BAND 0
   2014                                               $ 1.40                         $ 1.44                                 -
   2013                                                 1.41                           1.40                            23,546

OPPENHEIMER GLOBAL STRATEGIC INCOME - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 1.26                         $ 1.27                           538,389
   2013                                                 1.28                           1.26                           526,422
   2012                                                 1.15                           1.28                         1,985,362
   2011                                                 1.16                           1.15                         1,638,011
   2010                                                 1.02                           1.16                         1,342,985
   2009                                                 0.85                           1.02                           870,587
   2008                                                 1.03                           0.85                           164,493

  BAND 0
   2014                                               $ 1.37                         $ 1.40                            76,739
   2013                                                 1.38                           1.37                            62,529
   2012                                                 1.22                           1.38                            75,749
   2011                                                 1.21                           1.22                            48,517
   2010                                                 1.05                           1.21                            33,722
   2009                                                 0.87                           1.05                            58,529

OPPENHEIMER GLOBAL STRATEGIC INCOME - Y CLASS
  BAND 125
   2014                                               $ 1.01                         $ 1.02                            72,003
   2013                                                 1.02                           1.01                            14,100

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - A CLASS
  BAND 125
   2014                                               $ 0.54                         $ 0.45                           572,439
   2013                                                 1.05                           0.54                           561,379
   2012                                                 1.17                           1.05                           335,149
   2011                                                 1.60                           1.17                           201,870
   2010                                                 1.05                           1.60                            27,308

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                             $  0.53                       $ 0.45                         229,599
   2013                                                1.04                         0.53                         372,277
   2012                                                1.16                         1.04                         793,385
   2011                                                1.59                         1.16                         546,050
   2010                                                1.05                         1.59                         530,535

  BAND 100
   2014                                             $  0.54                       $ 0.45                         152,703
   2013                                                1.05                         0.54                           7,871
   2012                                                1.17                         1.05                          15,461
   2011                                                1.59                         1.17                           2,272
   2010                                                1.05                         1.59                          37,392

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - Y CLASS
  BAND 125
   2014                                             $  0.51                       $ 0.42                         493,053
   2013                                                0.98                         0.51                         156,221

OPPENHEIMER INTERNATIONAL BOND FUND - A CLASS
  BAND 125
   2014                                             $  0.99                       $ 0.98                       2,806,579
   2013                                                1.05                         0.99                       4,694,554
   2012                                                0.96                         1.05                       1,094,997
   2011                                                1.00 (06/23/11)              0.96                         976,340

  BAND 0
   2014                                             $  1.02                       $ 1.03                         192,157
   2013                                                1.07                         1.02                         178,634

OPPENHEIMER INTERNATIONAL BOND FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                             $  1.42                       $ 1.41                       1,680,702
   2013                                                1.51                         1.42                       2,149,661
   2012                                                1.39                         1.51                       5,050,736
   2011                                                1.41                         1.39                       5,699,958
   2010                                                1.34                         1.41                       4,992,136
   2009                                                1.20                         1.34                       3,646,560
   2008                                                1.23                         1.20                       2,779,557
   2007                                                1.19                         1.23                       1,566,078
   2006                                                1.08                         1.19                         710,394
   2005                                                1.00 (05/20/05)              1.08                           3,034

  BAND 100
   2014                                             $  1.46                       $ 1.44                         124,637

  BAND 0
   2014                                             $  1.59                       $ 1.59                         211,797
   2013                                                1.67                         1.59                         239,271
   2012                                                1.51                         1.67                         349,829
   2011                                                1.52                         1.51                         365,968
   2010                                                1.42                         1.52                         214,086
   2009                                                1.25                         1.42                          83,873
   2008                                                1.27                         1.25                          84,284
   2007                                                1.21                         1.27                          23,347

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL BOND FUND - Y CLASS
  BAND 125
   2014                                               $ 0.97                         $ 0.96                         2,305,601
   2013                                                 1.02                           0.97                         2,077,345

OPPENHEIMER INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2014                                               $ 1.16                         $ 1.07                         2,675,462
   2013                                                 0.94                           1.16                         3,201,044
   2012                                                 0.78                           0.94                           933,722
   2011                                                 0.86                           0.78                           125,545
   2010                                                 0.76                           0.86                            99,370
   2009                                                 0.56                           0.76                            36,372
   2008                                                 0.97                           0.56                               469

  BAND 100
   2014                                               $ 1.18                         $ 1.09                             7,387
   2013                                                 0.95                           1.18                             6,811

  BAND 50
   2014                                               $ 1.22                         $ 1.12                             5,769
   2013                                                 0.98                           1.22                             1,713

  BAND 0
   2014                                               $ 1.26                         $ 1.17                           379,301
   2013                                                 1.00                           1.26                           299,856

OPPENHEIMER INTERNATIONAL GROWTH FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 1.14                         $ 1.05                           696,105
   2013                                                 0.93                           1.14                           829,436
   2012                                                 0.78                           0.93                         1,157,362
   2011                                                 0.85                           0.78                           889,457
   2010                                                 0.75                           0.85                           636,919
   2009                                                 0.56                           0.75                           274,442
   2008                                                 0.97                           0.56                            62,541

  BAND 0
   2014                                               $ 1.24                         $ 1.14                           180,653
   2013                                                 0.99                           1.24                           161,585
   2012                                                 0.82                           0.99                           160,865

OPPENHEIMER INTERNATIONAL GROWTH FUND - Y CLASS
  BAND 125
   2014                                               $ 1.34                         $ 1.23                        17,636,882
   2013                                                 1.08                           1.34                         8,521,212

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - A CLASS
  BAND 125
   2014                                               $ 1.55                         $ 1.53                             9,272
   2013                                                 1.08                           1.55                            23,265

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                             $  2.74                       $ 2.70                         596,691
   2013                                                1.92                         2.74                         634,142
   2012                                                1.59                         1.92                         635,400
   2011                                                2.03                         1.59                         849,972
   2010                                                1.50                         2.03                         940,747
   2009                                                0.69                         1.50                       1,191,549
   2008                                                2.06                         0.69                         703,663
   2007                                                1.72                         2.06                         726,110
   2006                                                1.28                         1.72                         443,730
   2005                                                1.00 (05/20/05)              1.28                           3,097

  BAND 100
   2014                                             $  2.80                       $ 2.77                          56,817

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - Y CLASS
  BAND 125
   2014                                             $  1.55                       $ 1.54                         633,120
   2013                                                1.08                         1.55                         182,066

OPPENHEIMER MAIN STREET MID CAP FUND  - A CLASS (FORMERLY OPPENHEIMER MAIN STREET SMALL & MID CAP FUND)
  BAND 125
   2014                                             $  0.81                       $ 0.90                       1,438,316
   2013                                                0.62                         0.81                       1,301,408
   2012                                                0.53                         0.62                       2,609,738
   2011                                                0.56                         0.53                       4,258,879
   2010                                                0.46                         0.56                       2,442,279
   2009                                                0.34                         0.46                       1,673,048
   2008                                                0.55                         0.34                       1,072,143
   2007                                                0.57                         0.55                         229,267

  BAND 100
   2014                                             $  0.83                       $ 0.92                         112,914
   2013                                                0.63                         0.83                          72,486

  BAND 50
   2014                                             $  0.86                       $ 0.96                           8,349
   2013                                                0.64                         0.86                           8,833

OPPENHEIMER MAIN STREET MID CAP FUND  - R CLASS (FORMERLY OPPENHEIMER MAIN STREET SMALL & MID CAP FUND N CLASS)
  BAND 125
   2014                                             $  0.79                       $ 0.88                         662,414
   2013                                                0.60                         0.79                       1,041,921
   2012                                                0.52                         0.60                       1,837,790
   2011                                                0.55                         0.52                       1,922,730
   2010                                                0.45                         0.55                       2,442,279
   2009                                                0.33                         0.45                       1,673,048
   2008                                                0.55                         0.33                       1,072,143
   2007                                                0.57                         0.55                         229,267

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  0.81                       $ 0.89                         346,582
   2013                                                0.61                         0.81                         122,214
   2012                                                0.53                         0.61                          39,717
   2011                                                0.55                         0.53                          30,033
   2010                                                0.45                         0.55                          26,774
   2009                                                0.34                         0.45                          23,018
   2008                                                0.55                         0.34                          20,000

  BAND 0
   2014                                             $  0.87                       $ 0.97                         259,734
   2013                                                0.65                         0.87                         235,184
   2012                                                0.56                         0.65                         159,814
   2011                                                0.58                         0.56                         140,922
   2010                                                0.47                         0.58                         140,052
   2009                                                0.34                         0.47                         155,770
   2008                                                0.56                         0.34                         125,593
   2007                                                0.57                         0.56                          53,704

OPPENHEIMER MAIN STREET MID CAP FUND  - Y CLASS (FORMERLY OPPENHEIMER MAIN STREET SMALL & MID CAP FUND)
  BAND 125
   2014                                             $  1.43                       $ 1.60                         813,283
   2013                                                1.09                         1.43                         358,158

OPPENHEIMER MAIN STREET SELECT FUND - A CLASS
  BAND 125
   2014                                             $  1.35                       $ 1.43                         105,202
   2013                                                1.06                         1.35                         103,343

OPPENHEIMER MAIN STREET SELECT FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                             $  1.56                       $ 1.65                         423,432
   2013                                                1.22                         1.56                         434,332
   2012                                                1.07                         1.22                         553,288
   2011                                                1.12                         1.07                         483,686
   2010                                                0.98                         1.12                         522,997
   2009                                                0.75                         0.98                         510,547
   2008                                                1.24                         0.75                         409,886
   2007                                                1.22                         1.24                         435,372
   2006                                                1.08                         1.22                         221,714
   2005                                                1.00 (05/20/05)              1.08                           2,741

  BAND 100
   2014                                             $  1.59                       $ 1.69                          26,390

OPPENHEIMER MAIN STREET SELECT FUND - Y CLASS
  BAND 125
   2014                                             $  1.35                       $ 1.44                          52,232
   2013                                                1.06                         1.35                          51,591

OPPENHEIMER SENIOR FLOATING RATE FUND - A CLASS
  BAND 125
   2014                                             $ 1.00 (06/26/14)             $ 0.98                          28,169

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER SMALL & MID CAP VALUE FUND - A CLASS
  BAND 125
   2014                                               $ 1.46                         $ 1.59                             2,026
   2013                                                 1.07                           1.46                             1,864

OPPENHEIMER SMALL & MID CAP VALUE FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 1.56                         $ 1.70                         1,072,212
   2013                                                 1.15                           1.56                         1,280,498
   2012                                                 1.07                           1.15                         1,435,422
   2011                                                 1.17                           1.07                         1,696,377
   2010                                                 0.99                           1.17                         2,890,372
   2009                                                 0.69                           0.99                         3,519,603
   2008                                                 1.40                           0.69                         2,627,934
   2007                                                 1.31                           1.40                         2,768,356
   2006                                                 1.14                           1.31                           999,241

  BAND 100
   2014                                               $ 1.59                         $ 1.74                           147,288

OPPENHEIMER SMALL & MID CAP VALUE FUND - Y CLASS
  BAND 125
   2014                                               $ 1.46                         $ 1.60                            29,121
   2013                                                 1.07                           1.46                               843

OPPENHEIMER VALUE FUND - A CLASS
  BAND 125
   2014                                               $ 1.16                         $ 1.26                           166,074
   2013                                                 0.90                           1.16                           685,152
   2012                                                 0.80                           0.90                            25,333
   2011                                                 0.85                           0.80                            11,310
   2010                                                 0.75                           0.85                             6,931

OPPENHEIMER VALUE FUND - R CLASS (FORMERLY N CLASS)
  BAND 125
   2014                                               $ 1.14                         $ 1.24                           123,586
   2013                                                 0.89                           1.14                           160,349
   2012                                                 0.79                           0.89                           985,168
   2011                                                 0.85                           0.79                           848,308
   2010                                                 0.75                           0.85                           547,805
   2009                                                 0.57                           0.75                           349,444
   2008                                                 0.99                           0.57                            87,958

  BAND 0
   2014                                               $ 1.23                         $ 1.36                            28,113
   2013                                                 0.95                           1.23                            20,177
   2012                                                 0.84                           0.95                            17,037
   2011                                                 0.88                           0.84                           161,490
   2010                                                 0.77                           0.88                            22,614

OPPENHEIMER VALUE FUND - Y CLASS
  BAND 125
   2014                                               $ 1.37                         $ 1.50                            33,897
   2013                                                 1.06                           1.37                            28,082

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PARNASSUS CORE EQUITY FUND - INVESTOR CLASS (FORMELY PARNASSUS EQUITY INCOME PORTFOLIO)
  BAND 125
   2014                                               $ 1.61                         $  1.82                        6,579,264
   2013                                                 1.22                            1.61                        6,081,821
   2012                                                 1.07                            1.22                          200,065

PARNASSUS FUND
  BAND 125
   2014                                               $ 1.69                         $  1.91                          975,914
   2013                                                 1.27                            1.69                          993,619
   2012                                                 1.02                            1.27                          993,452
   2011                                                 1.09                            1.02                          952,129

PARNASSUS MID CAP FUND
  BAND 125
   2014                                               $ 1.64                         $  1.80                          480,155
   2013                                                 1.29                            1.64                          499,477
   2012                                                 1.11                            1.29                            2,441
   2011                                                 1.08                            1.11                            1,693

PARNASSUS SMALL CAP FUND (MERGED INTO PARNASSUS MID CAP FUND EFFECTIVE 04/20/2015)
  BAND 125
   2014                                               $ 1.46                         $  1.46                          105,127
   2013                                                 1.15                            1.46                          188,461
   2012                                                 0.99                            1.15                          133,632
   2011                                                 1.15                            0.99                           47,595

PAX WORLD BALANCED FUND - INDIVIDUAL INVESTOR CLASS
  BAND 125
   2014                                               $ 1.60                         $  1.71                           23,743
   2013                                                 1.39                            1.60                            7,017
   2012                                                 1.27                            1.39                            2,726

PAX WORLD BALANCED FUND - R CLASS
  BAND 125
   2014                                               $ 1.58                         $  1.68                          690,720
   2013                                                 1.38                            1.58                          833,588
   2012                                                 1.26                            1.38                          847,490
   2011                                                 1.30                            1.26                          661,896
   2010                                                 1.18                            1.30                          620,302
   2009                                                 1.00 (05/01/09)                 1.18                          583,028

  BAND 100
   2014                                               $ 1.60                         $  1.71                           84,763

  BAND 0
   2014                                               $ 1.68                         $  1.81                            5,221
   2013                                                 1.45                            1.68                            3,018
   2012                                                 1.30                            1.45                            3,309
   2011                                                 1.33                            1.30                          300,303
   2010                                                 1.19                            1.33                          275,327

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND - INDIVIDUAL INVESTOR CLASS
  BAND 125
   2014                                              $ 1.93                       $  1.86                        166,446
   2013                                                1.48                          1.93                          6,423
   2012                                                1.26                          1.48                          6,423
   2011                                                1.42                          1.26                          6,589

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND - R CLASS
  BAND 125
   2014                                              $ 1.91                       $  1.83                        365,329
   2013                                                1.47                          1.91                        374,005
   2012                                                1.25                          1.47                        397,797
   2011                                                1.42                          1.25                        179,504
   2010                                                1.29                          1.42                        122,605
   2009                                                1.00 (05/01/09)               1.29                         75,513

  BAND 100
   2014                                              $ 1.93                       $  1.86                          7,844

  BAND 0
   2014                                              $ 2.03                       $  1.97                         10,034
   2013                                                1.54                          2.03                          7,460
   2012                                                1.29                          1.54                          6,796
   2011                                                1.45                          1.29                          3,274
   2010                                                1.30                          1.45                          2,241
   2009                                                1.00 (05/01/09)               1.30                            406

PAYDEN EMERGING MARKETS BOND - INVESTOR CLASS
  BAND 125
   2014                                              $ 1.10                       $  1.14                        231,793
   2013                                                1.20                          1.10                         56,463
   2012                                                1.01                          1.20                         17,822

  BAND 0
   2014                                              $ 1.14                       $  1.20                        394,082
   2013                                                1.23                          1.14                        604,124
   2012                                                1.03                          1.23                        801,108

PERKINS MID CAP VALUE -A CLASS (FORMERLY JANUS MID CAP VALUE)
  BAND 125
   2014                                              $ 1.45                       $  1.55                         19,314
   2013                                                1.16                          1.45                      4,360,263
   2012                                                1.07                          1.16                      4,501,986
   2011                                                1.11                          1.07                      4,395,335
   2010                                                1.00 (05/27/10)               1.11                      3,907,363

PERKINS MID CAP VALUE - R CLASS (FORMERLY JANUS MID CAP VALUE)
  BAND 125
   2014                                              $ 1.47                       $  1.58                        909,407
   2013                                                1.19                          1.47                      2,114,375
   2012                                                1.10                          1.19                      2,953,743
   2011                                                1.15                          1.10                      2,542,169
   2010                                                1.02                          1.15                      1,975,053
   2009                                                0.78                          1.02                      1,100,820
   2008                                                1.10                          0.78                        200,230

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  1.50                       $ 1.61                          78,547
   2013                                                1.21                         1.50                          11,299
   2012                                                1.11                         1.21                           8,672
   2011                                                1.16                         1.11                           6,168
   2010                                                1.03                         1.16                           3,629
   2009                                                0.79                         1.03                           2,410
   2008                                                1.10                         0.79                             598

  BAND 50
   2014                                             $  1.56                       $ 1.68                          41,846
   2013                                                1.25                         1.56                          41,530
   2012                                                1.14                         1.25                          33,428
   2011                                                1.18                         1.14                          27,893

  BAND 0
   2014                                             $  1.61                       $ 1.75                          13,884
   2013                                                1.29                         1.61                          30,492
   2012                                                1.17                         1.29                         164,113
   2011                                                1.21                         1.17                         154,141
   2010                                                1.06                         1.21                          34,837
   2009                                                0.81                         1.06                           4,070

PERKINS SMALL CAP VALUE - S CLASS (FORMERLY JANUS SMALL CAP VALUE)
  BAND 125
   2014                                             $  2.01                       $ 2.12                         606,027
   2013                                                1.57                         2.01                         633,541
   2012                                                1.46                         1.57                         771,812
   2011                                                1.54                         1.46                         837,291
   2010                                                1.33                         1.54                         684,370
   2009                                                0.98                         1.33                         362,822
   2008                                                1.50                         0.98                         287,793
   2007                                                1.60                         1.50                          83,033
   2006                                                1.33                         1.60                          31,334
   2005                                                1.27                         1.33                           2,594

  BAND 25
   2014                                             $  2.23                       $ 2.38                               -
   2013                                                1.73                         2.23                               -
   2012                                                1.59                         1.73                               -
   2011                                                1.66                         1.59                               -
   2010                                                1.41                         1.66                         147,203
   2009                                                1.03                         1.41                         114,211
   2008                                                1.56                         1.03                          63,587

  BAND 0
   2014                                             $  2.29                       $ 2.44                          12,983
   2013                                                1.77                         2.29                          10,990
   2012                                                1.62                         1.77                           7,263
   2011                                                1.69                         1.62                           5,411
   2010                                                1.43                         1.69                           3,919

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET FUND - ADMIN CLASS
  BAND 125
    2014                                             $ 1.10                        $ 1.09                         772,823
    2013                                               1.11                          1.10                         811,969
    2012                                               0.97                          1.11                          57,525
    2011                                               1.00 (06/23/11)               0.97                          19,579

PIMCO ALL ASSET FUND - R CLASS
  BAND 125
    2014                                             $ 1.03                        $ 1.02                         171,370
    2013                                               1.00 (06/20/13)               1.03                          49,313

PIMCO COMMODITY REAL RETURN STRATEGY - ADMIN CLASS
  BAND 125
    2014                                             $ 0.97                        $ 0.78                          15,081
    2013                                               1.00 (06/20/13)               0.97                         645,456

PIMCO COMMODITY REAL RETURN STRATEGY - R CLASS
  BAND 125
    2014                                             $ 0.97                        $ 0.78                          10,859

PIMCO HIGH YIELD - ADMIN CLASS
  BAND 125
    2014                                             $ 2.12                        $ 2.16                       2,064,628
    2013                                               2.03                          2.12                       3,006,584
    2012                                               1.80                          2.03                       3,168,957
    2011                                               1.76                          1.80                       3,680,424
    2010                                               1.56                          1.76                       3,640,277
    2009                                               1.10                          1.56                       2,716,640
    2008                                               1.46                          1.10                       2,738,463
    2007                                               1.43                          1.46                       4,006,402
    2006                                               1.33                          1.43                       3,158,179
    2005                                               1.29                          1.33                         203,927

  BAND 0
    2014                                             $ 2.45                        $ 2.53                         359,777
    2013                                               2.32                          2.45                         305,756
    2012                                               2.03                          2.32                         323,419
    2011                                               1.96                          2.03                         269,113
    2010                                               1.72                          1.96                         235,432

PIMCO HIGH YIELD - R CLASS
  BAND 125
    2014                                             $ 1.81                        $ 1.84                       1,184,784
    2013                                               1.74                          1.81                       1,301,889
    2012                                               1.55                          1.74                       1,306,478
    2011                                               1.52                          1.55                       1,374,856
    2010                                               1.35                          1.52                       1,246,070
    2009                                               0.96                          1.35                       1,041,692
    2008                                               1.28                          0.96                         764,134
    2007                                               1.26                          1.28                         590,480
    2006                                               1.17                          1.26                         571,898
    2005                                               1.14                          1.17                         234,537



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  1.86                       $ 1.89                         155,388
   2013                                                1.79                         1.86                           5,125
   2012                                                1.58                         1.79                          26,156
   2011                                                1.55                         1.58                          24,823
   2010                                                1.38                         1.55                          22,441
   2009                                                0.97                         1.38                          20,626
   2008                                                1.29                         0.97                          18,736

  BAND 50
   2014                                             $  1.96                       $ 2.00                         191,445
   2013                                                1.87                         1.96                         224,638
   2012                                                1.65                         1.87                         210,156
   2011                                                1.60                         1.65                         190,865
   2010                                                1.42                         1.60                         149,690
   2009                                                1.00                         1.42                         177,077
   2008                                                1.32                         1.00                         101,346
   2007                                                1.29                         1.32                          86,486

  BAND 0
   2014                                             $  2.06                       $ 2.12                          90,185
   2013                                                1.96                         2.06                          86,690
   2012                                                1.72                         1.96                          83,048
   2011                                                1.66                         1.72                          63,438
   2010                                                1.46                         1.66                          39,868
   2009                                                1.02                         1.46                          17,437

PIMCO INCOME FUND - ADMIN CLASS
  BAND 125
   2014                                             $  1.06                       $ 1.12                       2,208,670
   2013                                                1.02                         1.06                         291,009

PIMCO INCOME FUND - R CLASS
  BAND 125
   2014                                             $  1.05                       $ 1.11                         367,485
   2013                                                1.02                         1.05                         931,257

PIMCO REAL RETURN FUND - ADMIN CLASS
  BAND 125
   2014                                             $  1.10                       $ 1.12                       5,629,364
   2013                                                1.22                         1.10                       4,806,815
   2012                                                1.14                         1.22                       2,478,912
   2011                                                1.03                         1.14                         594,719
   2010                                                1.00 (05/27/10)              1.03                           1,672

  BAND 0
   2014                                             $  1.15                       $ 1.18                         196,175

PIMCO REAL RETURN FUND - R CLASS
  BAND 125
   2014                                             $  1.08                       $ 1.10                       1,606,781
   2013                                                1.21                         1.08                       1,200,747
   2012                                                1.13                         1.21                         773,149
   2011                                                1.03                         1.13                         209,010
   2010                                                1.00 (05/27/10)              1.03                             167

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                              $ 1.13                       $  1.16                        351,072

PIMCO TOTAL RETURN FUND - ADMIN CLASS
  BAND 125
   2014                                              $ 1.44                       $  1.48                     32,531,748
   2013                                                1.49                          1.44                     58,632,522
   2012                                                1.37                          1.49                     54,380,902
   2011                                                1.33                          1.37                     43,049,477
   2010                                                1.24                          1.33                     30,193,638
   2009                                                1.11                          1.24                     16,339,829
   2008                                                1.07                          1.11                      9,428,320
   2007                                                1.00 (05/24/07)               1.07                      6,760,078

  BAND 100
   2014                                              $ 1.46                       $  1.51                          8,862
   2013                                                1.51                          1.46                          8,862
   2012                                                1.38                          1.51                          8,862

  BAND 0
   2014                                              $ 1.56                       $  1.63                      1,202,015
   2013                                                1.59                          1.56                      1,246,769
   2012                                                1.45                          1.59                      1,432,632
   2011                                                1.39                          1.45                      1,340,782
   2010                                                1.28                          1.39                      1,368,629

PIMCO TOTAL RETURN FUND - R CLASS
  BAND 125
   2014                                              $ 1.50                       $  1.54                     15,368,712
   2013                                                1.56                          1.50                     22,154,552
   2012                                                1.44                          1.56                     22,594,506
   2011                                                1.41                          1.44                     18,591,317
   2010                                                1.32                          1.41                     14,195,232
   2009                                                1.18                          1.32                      8,336,507
   2008                                                1.15                          1.18                      3,643,842
   2007                                                1.08                          1.15                      1,373,463
   2006                                                1.05                          1.08                      6,858,795

  BAND 100
   2014                                              $ 1.54                       $  1.59                        940,853
   2013                                                1.60                          1.54                         33,032
   2012                                                1.47                          1.60                         56,310
   2011                                                1.44                          1.47                         49,991
   2010                                                1.34                          1.44                         86,483
   2009                                                1.20                          1.34                         65,536
   2008                                                1.16                          1.20                         64,561
   2007                                                1.08                          1.16                         15,984
   2006                                                1.06                          1.08                          6,441

  BAND 50
   2014                                              $ 1.62                       $  1.68                         69,397
   2013                                                1.67                          1.62                         67,911
   2012                                                1.53                          1.67                         63,513
   2011                                                1.49                          1.53                         62,707
   2010                                                1.38                          1.49                         13,235

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.71                         $ 1.78                         1,280,647
   2013                                                 1.75                           1.71                         1,581,858
   2012                                                 1.60                           1.75                         1,770,587
   2011                                                 1.54                           1.60                         1,036,725
   2010                                                 1.43                           1.54                           473,728
   2009                                                 1.26                           1.43                           245,381
   2008                                                 1.21                           1.26                             8,127
   2007                                                 1.12                           1.21                             6,876

PIONEER BOND FUND - A CLASS
  BAND 125
   2014                                               $ 0.99                         $ 1.04                         5,663,682
   2013                                                 1.00                           0.99                            77,462

  BAND 0
   2014                                               $ 1.01                         $ 1.07                         1,046,068
   2013                                                 1.00                           1.01                           269,692

PIONEER BOND FUND - R CLASS
  BAND 125
   2014                                               $ 1.38                         $ 1.44                           588,302
   2013                                                 1.39                           1.38                           732,988
   2012                                                 1.30                           1.39                           927,063
   2011                                                 1.26                           1.30                           864,672
   2010                                                 1.17                           1.26                           752,895
   2009                                                 1.01                           1.17                           747,238
   2008                                                 1.07                           1.01                           537,299
   2007                                                 1.03                           1.07                           288,335
   2006                                                 1.01                           1.03                            51,008

  BAND 100
   2014                                               $ 1.41                         $ 1.47                           214,314
   2013                                                 1.42                           1.41                            10,743
   2012                                                 1.32                           1.42                            10,743

PIONEER BOND FUND - Y CLASS
  BAND 125
   2014                                               $ 1.00                         $ 1.04                        16,702,846
   2013                                                 1.00                           1.00                           285,805

PIONEER EMERGING MARKETS FUND - A CLASS
  BAND 125
   2014                                               $ 1.00                         $ 0.86                            96,632
   2013                                                 1.04                           1.00                           112,529
   2012                                                 0.94                           1.04                           127,599
   2011                                                 1.26                           0.94                           660,579
   2010                                                 1.10                           1.26                           826,823
   2009                                                 0.64                           1.10                           678,046
   2008                                                 1.59                           0.64                           365,862
   2007                                                 1.13                           1.59                           166,997



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.10                         $ 0.95                                 -
   2013                                                 1.12                           1.10                                 -
   2012                                                 1.01                           1.12                            15,198
   2011                                                 1.33                           1.01                            11,205
   2010                                                 1.14                           1.33                            50,198
   2009                                                 0.66                           1.14                            50,157
   2008                                                 1.61                           0.66                             2,494

PIONEER EQUITY INCOME FUND - A CLASS
  BAND 125
   2014                                               $ 1.27                         $ 1.41                           492,998
   2013                                                 1.00                           1.27                         1,933,672
   2012                                                 0.92                           1.00                            94,358
   2011                                                 0.87                           0.92                            15,071
   2010                                                 0.74                           0.87                             8,330
   2009                                                 0.68                           0.74                             3,190

PIONEER EQUITY INCOME FUND - R CLASS
  BAND 125
   2014                                               $ 1.25                         $ 1.38                           220,277
   2013                                                 0.98                           1.25                           152,143
   2012                                                 0.91                           0.98                         1,820,102
   2011                                                 0.87                           0.91                         1,656,313
   2010                                                 0.74                           0.87                         1,263,466
   2009                                                 0.68                           0.74                           807,034
   2008                                                 0.98                           0.68                               616

  BAND 0
   2014                                               $ 1.35                         $ 1.51                                 -
   2013                                                 1.05                           1.35                                 -
   2012                                                 0.96                           1.05                            68,965
   2011                                                 0.90                           0.96                            71,479
   2010                                                 0.76                           0.90                            63,152
   2009                                                 0.68                           0.76                            67,742

PIONEER EQUITY INCOME FUND - Y CLASS
  BAND 125
   2014                                               $ 1.34                         $ 1.50                             4,141
   2013                                                 1.05                           1.34                            37,694

PIONEER FUND - R CLASS
  BAND 125
   2014                                               $ 1.43                         $ 1.56                           152,851
   2013                                                 1.09                           1.43                           226,547
   2012                                                 1.01                           1.09                           262,218
   2011                                                 1.08                           1.01                           406,808
   2010                                                 0.95                           1.08                           404,447
   2009                                                 0.77                           0.95                           321,357
   2008                                                 1.19                           0.77                            76,190
   2007                                                 1.16                           1.19                           114,561
   2006                                                 1.08                           1.16                            20,803

  BAND 100
   2014                                               $ 1.46                         $ 1.60                            48,076

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO - I CLASS
  BAND 125
    2014                                            $ 1.82                          $ 2.00                            772,117
    2013                                              1.38                            1.82                          1,053,562
    2012                                              1.27                            1.38                          1,215,288
    2011                                              1.35                            1.27                          1,603,035
    2010                                              1.17                            1.35                          3,265,727
    2009                                              0.95                            1.17                          3,364,703
    2008                                              1.46                            0.95                          3,541,380
    2007                                              1.41                            1.46                          3,557,248
    2006                                              1.23                            1.41                          4,397,803
    2005                                              1.17                            1.23                          5,368,751

PIONEER FUNDAMENTAL GROWTH FUND - A CLASS
  BAND 125
    2014                                            $ 1.38                          $ 1.56                          1,059,287
    2013                                              1.05                            1.38                            891,834
    2012                                              1.00 (05/24/12)                 1.05                            472,247

  BAND 0
    2014                                            $ 1.41                          $ 1.61                            419,312

PIONEER FUNDAMENTAL GROWTH FUND - Y CLASS
  BAND 125
    2014                                            $ 1.39                          $ 1.57                          1,185,823
    2013                                              1.06                            1.39                          1,297,117
    2012                                              1.00 (05/24/12)                 1.06                              3,923

PIONEER HIGH YIELD FUND - A CLASS
  BAND 125
    2014                                            $ 1.15                          $ 1.13                             20,255
    2013                                              1.04                            1.15                            475,865

  BAND 50
    2014                                            $ 1.16                          $ 1.15                            121,113
    2013                                              1.04                            1.16                            118,242

PIONEER HIGH YIELD FUND - R CLASS
  BAND 125
    2014                                            $ 1.70                          $ 1.67                            323,711
    2013                                              1.54                            1.70                            363,813
    2012                                              1.36                            1.54                            586,058
    2011                                              1.40                            1.36                            718,036
    2010                                              1.21                            1.40                            663,823
    2009                                              0.76                            1.21                            732,740
    2008                                              1.22                            0.76                            343,865
    2007                                              1.16                            1.22                            254,402
    2006                                              1.07                            1.16                             40,798



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  1.73                       $ 1.71                         176,460
   2013                                                1.57                         1.73                          64,564
   2012                                                1.38                         1.57                          79,257
   2011                                                1.42                         1.38                          79,069
   2010                                                1.22                         1.42                          72,167
   2009                                                0.76                         1.22                          65,637
   2008                                                1.23                         0.76                          69,705
   2007                                                1.16                         1.23                          74,343
   2006                                                1.07                         1.16                          64,640

  BAND 50
   2014                                             $  1.81                       $ 1.79                               -
   2013                                                1.63                         1.81                               -
   2012                                                1.43                         1.63                          73,349
   2011                                                1.46                         1.43                         122,648
   2010                                                1.25                         1.46                         139,954
   2009                                                0.78                         1.25                         151,698
   2008                                                1.24                         0.78                         137,574
   2007                                                1.17                         1.24                         110,969
   2006                                                1.06                         1.17                          90,523
   2005                                                1.00 (05/20/05)              1.06                           1,839

PIONEER HIGH-YIELD FUND - Y CLASS
  BAND 125
   2014                                             $  1.15                       $ 1.14                           4,568

PIONEER MID CAP VALUE FUND - A CLASS
  BAND 125
   2014                                             $  1.40                       $ 1.59                             373
   2013                                                1.07                         1.40                             101

PIONEER MID CAP VALUE FUND - R CLASS
  BAND 125
   2014                                             $  1.49                       $ 1.68                         202,138
   2013                                                1.14                         1.49                         167,819
   2012                                                1.05                         1.14                         145,799
   2011                                                1.13                         1.05                         377,499
   2010                                                0.97                         1.13                         749,218
   2009                                                0.79                         0.97                         937,314
   2008                                                1.21                         0.79                         764,126
   2007                                                1.17                         1.21                         719,850
   2006                                                1.06                         1.17                         583,803
   2005                                                1.00 (05/20/05)              1.06                          68,685

  BAND 100
   2014                                             $  1.52                       $ 1.73                          23,707

PIONEER SELECT MID CAP GROWTH FUND - A CLASS
  BAND 125
   2014                                             $  1.52                       $ 1.64                          78,553



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - I CLASS
  BAND 125
    2014                                          $  2.73                       $ 2.95                      4,017,679
    2013                                             1.94                         2.73                      4,557,821
    2012                                             1.84                         1.94                      5,399,665
    2011                                             1.90                         1.84                      6,289,827
    2010                                             1.60                         1.90                      6,585,204
    2009                                             1.12                         1.60                      6,891,974
    2008                                             1.76                         1.12                      6,992,977
    2007                                             1.86                         1.76                      9,469,091
    2006                                             1.78                         1.86                     12,120,267
    2005                                             1.69                         1.78                     14,203,577

PIONEER STRATEGIC INCOME - A CLASS
  BAND 125
    2014                                          $  1.09                       $ 1.13                      1,279,619
    2013                                             1.09                         1.09                      1,082,068
    2012                                             0.99                         1.09                        376,469
    2011                                             1.00 (06/23/11)              0.99                          1,401

  BAND 0
    2014                                          $  1.13                       $ 1.18                         43,358

PIONEER STRATEGIC INCOME - Z CLASS
  BAND 125
    2014                                          $  1.10                       $ 1.14                        414,411
    2013                                             1.09                         1.10                        342,152
    2012                                             0.99                         1.09                        320,387

  BAND 0
    2014                                          $  1.13                       $ 1.19                            394

PRUDENTIAL FINANCIAL SERVICES FUND - A CLASS
  BAND 125
    2014                                          $  1.59                       $ 1.48                        199,476
    2013                                             1.25                         1.59                        252,635
    2012                                             0.95                         1.25                        132,685
    2011                                             1.19                         0.95                         84,943
    2010                                             1.02                         1.19                         11,141

  BAND 100
    2014                                          $  1.61                       $ 1.50                         28,520
    2013                                             1.26                         1.61                            727
    2012                                             0.96                         1.26                          2,969

  BAND 0
    2014                                          $  1.67                       $ 1.58                          1,943
    2013                                             1.30                         1.67                          2,593
    2012                                             0.98                         1.30                            159
    2011                                             1.20                         0.98                            358

PRUDENTIAL FINANCIAL SERVICES FUND - Z CLASS
  BAND 125
    2014                                          $  1.61                       $ 1.50                        234,402
    2013                                             1.26                         1.61                        213,927
    2012                                             0.96                         1.26                        100,464
    2011                                             1.19                         0.96                         81,788

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL GLOBAL REAL ESTATE FUND - A CLASS
  BAND 125
    2014                                          $  1.44                       $ 1.62                        435,196
    2013                                             1.41                         1.44                        564,275
    2012                                             1.12                         1.41                        423,435
    2011                                             1.21                         1.12                        241,213
    2010                                             1.00 (05/27/10)              1.21                         14,680

  BAND 100
    2014                                          $  1.45                       $ 1.64                        111,813

  BAND 0
    2014                                          $  1.51                       $ 1.72                        233,043
    2013                                             1.45                         1.51                          6,440
    2012                                             1.15                         1.45                         85,323
    2011                                             1.22                         1.15                         81,849

PRUDENTIAL GLOBAL REAL ESTATE FUND - Z CLASS
  BAND 125
    2014                                          $  1.46                       $ 1.64                      3,769,563
    2013                                             1.42                         1.46                      1,924,640
    2012                                             1.13                         1.42                        750,532
    2011                                             1.21                         1.13                        351,243
    2010                                             1.00 (05/27/10)              1.21                        122,878

  BAND 0
    2014                                          $  1.52                       $ 1.74                      1,818,599
    2013                                             1.47                         1.52                      1,978,304
    2012                                             1.15                         1.47                      2,259,241

PRUDENTIAL HIGH YIELD FUND - A CLASS
  BAND 125
    2014                                          $  1.36                       $ 1.38                      3,100,337
    2013                                             1.29                         1.36                      3,113,756
    2012                                             1.15                         1.29                      1,814,111
    2011                                             1.11                         1.15                        461,320
    2010                                             1.00 (05/27/10)              1.11                         24,381

  BAND 100
    2014                                          $  1.38                       $ 1.40                        617,821
    2013                                             1.30                         1.38                            153

  BAND 0
    2014                                          $  1.43                       $ 1.46                         89,822
    2013                                             1.33                         1.43                             20

PRUDENTIAL HIGH YIELD FUND - Z CLASS
  BAND 125
    2014                                          $  1.38                       $ 1.40                      7,384,604
    2013                                             1.30                         1.38                      7,203,230
    2012                                             1.15                         1.30                      7,203,555
    2011                                             1.11                         1.15                      1,401,886
    2010                                             1.00 (05/27/10)              1.11                        485,089

  BAND 0
    2014                                          $  1.44                       $ 1.48                        162,571
    2013                                             1.34                         1.44                        564,636
    2012                                             1.18                         1.34                        485,084

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON 20/20 FOCUS - A CLASS
  BAND 125
   2014                                              $ 1.56                       $  1.63                         126,421
   2013                                                1.22                          1.56                         271,338
   2012                                                1.10                          1.22                         178,893
   2011                                                1.16                          1.10                         142,547
   2010                                                1.00 (05/27/10)               1.16                          11,571

  BAND 100
   2014                                              $ 1.57                       $  1.65                          96,299

PRUDENTIAL JENNISON 20/20 FOCUS - Z CLASS
  BAND 125
   2014                                              $ 1.57                       $  1.66                           1,061
   2013                                                1.23                          1.57                         245,685
   2012                                                1.10                          1.23                         313,758
   2011                                                1.16                          1.10                         290,652

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - A CLASS
  BAND 125
   2014                                              $ 2.56                       $  3.42                         530,485
   2013                                                1.66                          2.56                         675,739
   2012                                                1.34                          1.66                         408,777
   2011                                                1.21                          1.34                         164,560
   2010                                                1.03                          1.21                          15,814

  BAND 100
   2014                                              $ 2.58                       $  3.46                         250,136
   2013                                                1.67                          2.58                           2,815
   2012                                                1.35                          1.67                           2,644

  BAND 0
   2014                                              $ 2.69                       $  3.64                               -
   2013                                                1.72                          2.69                               -
   2012                                                1.38                          1.72                          10,057

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - Z CLASS
  BAND 125
   2014                                              $ 2.59                       $  3.47                         977,638
   2013                                                1.67                          2.59                         730,130
   2012                                                1.35                          1.67                         459,585
   2011                                                1.21                          1.35                         141,943

PRUDENTIAL JENNISON MID CAP GROWTH FUND - A CLASS
  BAND 125
   2014                                              $ 1.75                       $  1.89                       2,825,271
   2013                                                1.39                          1.75                       2,865,318
   2012                                                1.21                          1.39                       2,272,166
   2011                                                1.20                          1.21                         833,948
   2010                                                1.02                          1.20                         125,190

  BAND 100
   2014                                              $ 1.77                       $  1.91                         602,861
   2013                                                1.40                          1.77                           2,112
   2012                                                1.22                          1.40                           1,110

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON MID CAP GROWTH FUND - Z CLASS
  BAND 125
   2014                                             $  1.77                       $ 1.92                       8,524,807
   2013                                                1.40                         1.77                       8,589,917
   2012                                                1.22                         1.40                       7,164,718
   2011                                                1.21                         1.22                       4,698,055
   2010                                                1.02                         1.21                       2,366,801

  BAND 0
   2014                                             $  1.87                       $ 2.04                       1,245,641
   2013                                                1.46                         1.87                       1,709,726
   2012                                                1.25                         1.46                       1,827,836

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - A CLASS
  BAND 125
   2014                                             $  1.09                       $ 0.86                         856,358
   2013                                                1.01                         1.09                         846,576
   2012                                                1.05                         1.01                         625,061
   2011                                                1.31                         1.05                         429,634
   2010                                                1.04                         1.31                          14,085

  BAND 100
   2014                                             $  1.10                       $ 0.87                          58,113

  BAND 0
   2014                                             $  1.15                       $ 0.92                          39,348
   2013                                                1.05                         1.15                          19,065
   2012                                                1.08                         1.05                          11,161
   2011                                                1.32                         1.08                           7,568

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - Z CLASS
  BAND 125
   2014                                             $  1.11                       $ 0.88                       1,443,603
   2013                                                1.02                         1.11                       1,292,196
   2012                                                1.06                         1.02                       1,032,642
   2011                                                1.31                         1.06                         747,545
   2010                                                1.04                         1.31                         111,988

PRUDENTIAL JENNISON SMALL COMPANY - A CLASS
  BAND 125
   2014                                             $  1.37                       $ 1.46                         392,335
   2013                                                1.03                         1.37                         474,775
   2012                                                0.92                         1.03                         446,337

PRUDENTIAL JENNISON SMALL COMPANY - Z CLASS
  BAND 125
   2014                                             $  1.38                       $ 1.47                       2,172,499
   2013                                                1.04                         1.38                       1,654,985
   2012                                                0.92                         1.04                          34,010

PRUDENTIAL MID CAP VALUE - Z CLASS
  BAND 125
   2014                                             $  1.00 (06/26/14)            $ 1.04                           7,063



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL TOTAL RETURN BOND - A CLASS
  BAND 125
   2014                                              $ 1.18                        $ 1.24                       4,624,302
   2013                                                1.20                          1.18                       3,419,144
   2012                                                1.11                          1.20                       2,606,393
   2011                                                1.05                          1.11                         461,207
   2010                                                1.00 (05/27/10)               1.05                          46,005

  BAND 100
   2014                                              $ 1.19                        $ 1.25                       1,109,935
   2013                                                1.21                          1.19                           1,288

  BAND 0
   2014                                              $ 1.23                        $ 1.31                         219,047

PRUDENTIAL TOTAL RETURN BOND - Z CLASS
  BAND 125
   2014                                              $ 1.18                        $ 1.25                      12,454,031
   2013                                                1.21                          1.18                       2,095,986
   2012                                                1.12                          1.21                       1,574,335
   2011                                                1.05                          1.12                         367,366

  BAND 0
   2014                                              $ 1.24                        $ 1.33                         306,983
   2013                                                1.25                          1.24                         201,284
   2012                                                1.14                          1.25                         161,543

RIDGEWORTH HIGH INCOME FUND - A CLASS
  BAND 125
   2014                                              $ 1.23                        $ 1.23                       3,824,481
   2013                                                1.16                          1.23                       3,682,025
   2012                                                1.01                          1.16                       3,113,572
   2011                                                1.02                          1.01                       2,720,209

RIDGEWORTH HIGH INCOME FUND - R CLASS
  BAND 125
   2014                                              $ 1.22                        $ 1.22                         816,578
   2013                                                1.15                          1.22                         649,555
   2012                                                1.00                          1.15                         535,411
   2011                                                1.01                          1.00                         350,615

RIDGEWORTH LARGE CAP VALUE EQUITY FUND - A CLASS
  BAND 125
   2014                                              $ 1.60                        $ 1.75                       1,529,822
   2013                                                1.21                          1.60                         822,227
   2012                                                1.06                          1.21                         533,384
   2011                                                1.09                          1.06                         413,701

RIDGEWORTH LARGE CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2014                                              $ 1.62                        $ 1.77                       2,711,785
   2013                                                1.22                          1.62                       2,236,108
   2012                                                1.06                          1.22                       2,242,926
   2011                                                1.09                          1.06                       2,059,610

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RIDGEWORTH MID CAP VALUE EQUITY FUND - A CLASS
  BAND 125
    2014                                            $ 1.58                          $ 1.72                            724,077
    2013                                              1.22                            1.58                            660,091
    2012                                              1.02                            1.22                            250,326
    2011                                              1.11                            1.02                            158,817

  BAND 0
    2014                                            $ 1.64                          $ 1.82                            773,547
    2013                                              1.25                            1.64                            135,596

RIDGEWORTH MID CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2014                                            $ 1.59                          $ 1.74                          7,326,101
    2013                                              1.23                            1.59                          6,740,117
    2012                                              1.02                            1.23                            605,890
    2011                                              1.12                            1.02                            956,754

RIDGEWORTH SMALL CAP VALUE EQUITY FUND - A CLASS
  BAND 125
    2014                                            $ 1.57                          $ 1.58                            736,972
    2013                                              1.18                            1.57                            785,239
    2012                                              1.03                            1.18                            692,720
    2011                                              1.09                            1.03                             77,464

  BAND 0
    2014                                            $ 1.64                          $ 1.67                             37,572
    2013                                              1.22                            1.64                             32,517
    2012                                              1.04                            1.22                             46,596

RIDGEWORTH SMALL CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2014                                            $ 1.59                          $ 1.60                            193,541
    2013                                              1.19                            1.59                            299,147
    2012                                              1.03                            1.19                            201,741
    2011                                              1.09                            1.03                            145,652

RIDGEWORTH TOTAL RETURN BOND FUND - A CLASS
  BAND 125
    2014                                            $ 1.05                          $ 1.11                            156,659
    2013                                              1.10                            1.05                             55,148
    2012                                              1.07                            1.10                             33,468

RIDGEWORTH TOTAL RETURN BOND FUND - R CLASS
  BAND 125
    2014                                            $ 1.05                          $ 1.09                            179,184
    2013                                              1.10                            1.05                            189,268
    2012                                              1.06                            1.10                            148,376

RUSSELL COMMODITY STRATEGIES  - S CLASS
  BAND 125
    2014                                            $ 0.84                          $ 0.67                            574,167
    2013                                              0.94                            0.84                            181,387



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL EMERGING MARKETS - S CLASS
  BAND 125
    2014                                             $ 1.95                       $ 1.88                        161,619
    2013                                               2.00                         1.95                        156,717
    2012                                               1.71                         2.00                        138,327
    2011                                               2.11                         1.71                          5,554
    2010                                               1.78                         2.11                          8,635
    2009                                               0.98                         1.78                          1,896

RUSSELL GLOBAL EQUITY FUND - S CLASS
  BAND 125
    2014                                             $ 1.98                       $ 2.04                             68
    2013                                               1.57                         1.98                             24
    2012                                               1.37                         1.57                             23

RUSSELL GLOBAL REAL ESTATE SECURITIES - S CLASS
  BAND 125
    2014                                             $ 1.81                       $ 2.05                        411,381
    2013                                               1.78                         1.81                        982,671
    2012                                               1.41                         1.78                      1,023,006
    2011                                               1.54                         1.41                      1,061,061

RUSSELL LIFEPOINTS 2015 STRATEGY FUND - R1 CLASS (MERGED INTO RUSSELL LIFEPOINTS IN RETIREMENT FUND R1 CLASS EFFECTIVE 02/20/15)
  BAND 125
    2014                                             $ 1.59                       $ 1.64                        800,766
    2013                                               1.51                         1.59                        505,000
    2012                                               1.38                         1.51                      1,733,187
    2011                                               1.38                         1.38                      2,628,356
    2010                                               1.24                         1.38                      1,322,103
    2009                                               1.00                         1.24                        157,417

RUSSELL LIFEPOINTS 2015 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS; MERGED INTO RUSSELL LIFEPOINTS IN RETIREMENT FUND R5 CLASS
EFFECTIVE 02/20/15)
  BAND 125
    2014                                             $ 1.55                       $ 1.59                      1,076,294
    2013                                               1.48                         1.55                        858,294
    2012                                               1.36                         1.48                      1,046,143
    2011                                               1.37                         1.36                      1,155,660
    2010                                               1.23                         1.37                        910,584
    2009                                               1.00                         1.23                        449,930

  BAND 100
    2014                                             $ 1.57                       $ 1.62                         46,336

  BAND 0
    2014                                             $ 1.65                       $ 1.72                              -
    2013                                               1.56                         1.65                              -
    2012                                               1.41                         1.56                              -
    2011                                               1.41                         1.41                              -
    2010                                               1.25                         1.41                        110,550



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2020 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.65                       $  1.71                      5,175,887
    2013                                            1.53                          1.65                      7,851,514
    2012                                            1.39                          1.53                     11,567,913
    2011                                            1.41                          1.39                     12,172,784
    2010                                            1.26                          1.41                     11,296,934
    2009                                            1.00                          1.26                      9,080,310

RUSSELL LIFEPOINTS 2020 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.37                       $  1.41                      2,935,651
    2013                                            1.28                          1.37                      3,146,167
    2012                                            1.16                          1.28                      3,883,237
    2011                                            1.19                          1.16                      5,653,100
    2010                                            1.06                          1.19                      4,391,353
    2009                                            0.85                          1.06                      3,519,133
    2008                                            1.22                          0.85                      1,835,024
    2007                                            1.16                          1.22                      1,109,412
    2006                                            1.05                          1.16                      3,130,459
    2005                                            1.00 (03/01/05)               1.05                         82,986

  BAND 100
    2014                                          $ 1.40                       $  1.44                        275,779
    2013                                            1.30                          1.40                          5,092
    2012                                            1.18                          1.30                          4,084
    2011                                            1.20                          1.18                          4,084
    2010                                            1.08                          1.20                          3,402

  BAND 50
    2014                                          $ 1.46                       $  1.52                              -
    2013                                            1.36                          1.46                          1,574
    2012                                            1.22                          1.36                          1,486
    2011                                            1.24                          1.22                          1,397
    2010                                            1.10                          1.24                          3,402

  BAND 0
    2014                                          $ 1.53                       $  1.59                              -
    2013                                            1.41                          1.53                              -
    2012                                            1.27                          1.41                              -
    2011                                            1.28                          1.27                              -
    2010                                            1.13                          1.28                        378,099

RUSSELL LIFEPOINTS 2025 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.73                       $  1.78                      1,250,405
    2013                                            1.55                          1.73                        783,746
    2012                                            1.39                          1.55                      1,878,392
    2011                                            1.44                          1.39                      2,228,498
    2010                                            1.27                          1.44                      1,277,792
    2009                                            1.00                          1.27                        148,804



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2025 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.68                       $  1.73                      1,192,499
    2013                                            1.52                          1.68                      1,163,331
    2012                                            1.37                          1.52                        980,952
    2011                                            1.42                          1.37                      1,215,768
    2010                                            1.26                          1.42                        970,095
    2009                                            1.00                          1.26                        312,155

  BAND 100
    2014                                          $ 1.70                       $  1.75                         91,673

  BAND 0
    2014                                          $ 1.79                       $  1.86                              -
    2013                                            1.60                          1.79                              -
    2012                                            1.42                          1.60                              -
    2011                                            1.46                          1.42                              -
    2010                                            1.28                          1.46                        131,491

RUSSELL LIFEPOINTS 2030 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.79                       $  1.84                      3,886,246
    2013                                            1.56                          1.79                      5,645,200
    2012                                            1.38                          1.56                      8,077,093
    2011                                            1.46                          1.38                      8,426,508
    2010                                            1.29                          1.46                      7,372,462
    2009                                            1.00                          1.29                      6,117,433

RUSSELL LIFEPOINTS 2030 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.33                       $  1.36                      2,749,546
    2013                                            1.16                          1.33                      3,275,700
    2012                                            1.04                          1.16                      3,647,527
    2011                                            1.10                          1.04                      5,226,791
    2010                                            0.97                          1.10                      4,214,592
    2009                                            0.76                          0.97                      3,449,465
    2008                                            1.27                          0.76                      1,527,566
    2007                                            1.20                          1.27                        799,185
    2006                                            1.05                          1.20                      2,248,552
    2005                                            1.00 (03/01/05)               1.05                         25,849

  BAND 100
    2014                                          $ 1.36                       $  1.39                        127,979
    2013                                            1.18                          1.36                            145

  BAND 0
    2014                                          $ 1.48                       $  1.54                              -
    2013                                            1.28                          1.48                              -
    2012                                            1.13                          1.28                              -
    2011                                            1.19                          1.13                              -
    2010                                            1.03                          1.19                        228,896



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2035 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.87                       $  1.91                        901,198
    2013                                            1.57                          1.87                        596,451
    2012                                            1.38                          1.57                        860,134
    2011                                            1.47                          1.38                      1,064,477
    2010                                            1.29                          1.47                        560,164
    2009                                            1.00                          1.29                         44,165

RUSSELL LIFEPOINTS 2035 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.82                       $  1.85                        688,053
    2013                                            1.53                          1.82                        709,667
    2012                                            1.36                          1.53                        705,971
    2011                                            1.45                          1.36                        753,502
    2010                                            1.28                          1.45                        495,697
    2009                                            1.00                          1.28                        323,330

  BAND 100
    2014                                          $ 1.84                       $  1.88                         70,440

  BAND 0
    2014                                          $ 1.94                       $  2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                        137,961

RUSSELL LIFEPOINTS 2040 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.86                       $  1.90                      3,195,619
    2013                                            1.56                          1.86                      4,398,752
    2012                                            1.37                          1.56                      6,815,774
    2011                                            1.47                          1.37                      6,860,123
    2010                                            1.29                          1.47                      5,717,332
    2009                                            1.00                          1.29                      4,372,366

RUSSELL LIFEPOINTS 2040 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.39                       $  1.41                      1,845,839
    2013                                            1.17                          1.39                      2,423,023
    2012                                            1.03                          1.17                      2,893,404
    2011                                            1.11                          1.03                      4,071,602
    2010                                            0.98                          1.11                      3,404,670
    2009                                            0.76                          0.98                      2,544,619
    2008                                            1.28                          0.76                      1,441,041
    2007                                            1.22                          1.28                        752,750
    2006                                            1.06                          1.22                      1,596,017
    2005                                            1.00 (03/01/05)               1.06                          2,065

  BAND 100
    2014                                          $ 1.42                       $  1.45                        152,369
    2013                                            1.19                          1.42                            140
    2012                                            1.05                          1.19                          4,083
    2011                                            1.13                          1.05                          1,344

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2014                                          $ 1.55                       $  1.59                              -
    2013                                            1.29                          1.55                              -
    2012                                            1.13                          1.29                              -
    2011                                            1.19                          1.13                              -
    2010                                            1.04                          1.19                        136,522

RUSSELL LIFEPOINTS 2045 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.87                       $  1.91                        560,216
    2013                                            1.57                          1.87                        446,320
    2012                                            1.38                          1.57                        818,249
    2011                                            1.47                          1.38                        698,473
    2010                                            1.29                          1.47                        185,940
    2009                                            1.00                          1.29                         18,397

RUSSELL LIFEPOINTS 2045 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.82                       $  1.85                        191,227
    2013                                            1.53                          1.82                        194,347
    2012                                            1.36                          1.53                        192,032
    2011                                            1.45                          1.36                        303,500
    2010                                            1.28                          1.45                        182,544
    2009                                            1.00                          1.28                         77,575

  BAND 100
    2014                                          $ 1.84                       $  1.88                          7,389

  BAND 0
    2014                                          $ 1.94                       $  2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                         33,604

RUSSELL LIFEPOINTS 2050 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.87                       $  1.91                        503,286
    2013                                            1.57                          1.87                        604,460
    2012                                            1.38                          1.57                        825,646
    2011                                            1.47                          1.38                        791,196
    2010                                            1.29                          1.47                        106,779
    2009                                            1.00                          1.29                         17,141

RUSSELL LIFEPOINTS 2050 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.82                       $  1.85                        202,973
    2013                                            1.53                          1.82                        206,217
    2012                                            1.36                          1.53                        204,743
    2011                                            1.45                          1.36                        288,206
    2010                                            1.28                          1.45                        106,779
    2009                                            1.00                          1.28                         17,141

  BAND 100
    2014                                          $ 1.84                       $  1.88                         16,399
    2013                                            1.55                          1.84                          1,983
    2012                                            1.37                          1.55                          2,000

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2014                                          $ 1.94                       $  2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                         25,508

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.37                       $  1.40                         59,862
    2013                                            1.15                          1.37                         28,567
    2012                                            1.01                          1.15                         23,218

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.36                       $  1.38                         84,761
    2013                                            1.14                          1.36                         63,218
    2012                                            1.01                          1.14                         57,382

  BAND 100
    2014                                          $ 1.36                       $  1.39                          5,656

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $ 1.68                       $  1.74                      7,656,114
    2013                                            1.51                          1.68                      9,898,683
    2012                                            1.36                          1.51                     11,102,935
    2011                                            1.41                          1.36                      7,025,000
    2010                                            1.26                          1.41                      5,475,016
    2009                                            1.00                          1.26                      4,743,125

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $ 1.57                       $  1.61                      5,378,976
    2013                                            1.42                          1.57                      8,530,511
    2012                                            1.28                          1.42                      9,417,426
    2011                                            1.34                          1.28                     10,823,953
    2010                                            1.20                          1.34                      9,069,227
    2009                                            0.96                          1.20                      7,761,627
    2008                                            1.39                          0.96                      7,920,969
    2007                                            1.32                          1.39                      3,499,620
    2006                                            1.19                          1.32                      3,244,945

  BAND 100
    2014                                          $ 1.60                       $  1.66                        664,272
    2013                                            1.45                          1.60                         24,828
    2012                                            1.30                          1.45                         37,151
    2011                                            1.36                          1.30                         42,663
    2010                                            1.21                          1.36                         38,545
    2009                                            0.97                          1.21                         36,460
    2008                                            1.40                          0.97                         35,525
    2007                                            1.33                          1.40                        201,943
    2006                                            1.21                          1.33                         27,324



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2014                                          $  1.68                       $ 1.75                        534,734
    2013                                             1.51                         1.68                        456,512
    2012                                             1.35                         1.51                        490,976
    2011                                             1.40                         1.35                        459,865
    2010                                             1.25                         1.40                        426,271
    2009                                             0.99                         1.25                        373,956
    2008                                             1.43                         0.99                        333,417
    2007                                             1.35                         1.43                        340,060
    2006                                             1.20                         1.35                        382,694
    2005                                             1.13                         1.20                      1,007,366

  BAND 0
    2014                                          $  1.77                       $ 1.84                         35,301
    2013                                             1.58                         1.77                        906,630
    2012                                             1.41                         1.58                      1,799,410
    2011                                             1.45                         1.41                      1,894,903
    2010                                             1.28                         1.45                      1,848,734
    2009                                             1.02                         1.28                      1,829,727
    2008                                             1.45                         1.02                      1,567,276
    2007                                             1.36                         1.45                      1,504,888

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                          $  1.44                       $ 1.48                        377,735
    2013                                             1.42                         1.44                        391,873
    2012                                             1.32                         1.42                      1,506,843
    2011                                             1.31                         1.32                      1,452,566
    2010                                             1.20                         1.31                      1,017,844
    2009                                             1.00                         1.20                        862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $  1.34                       $ 1.37                        798,247
    2013                                             1.32                         1.34                      1,823,944
    2012                                             1.24                         1.32                      2,234,292
    2011                                             1.23                         1.24                      1,639,854
    2010                                             1.13                         1.23                      1,366,110
    2009                                             0.96                         1.13                      1,134,503
    2008                                             1.15                         0.96                      1,078,024
    2007                                             1.11                         1.15                        651,059
    2006                                             1.06                         1.11                        516,502

  BAND 100
    2014                                          $  1.37                       $ 1.41                        364,723
    2013                                             1.35                         1.37                         99,866
    2012                                             1.26                         1.35                          5,074
    2011                                             1.25                         1.26                          2,056



                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2014                                            $ 1.44                          $ 1.48                            98,977
    2013                                              1.41                            1.44                           373,734
    2012                                              1.31                            1.41                           326,660
    2011                                              1.29                            1.31                           319,882
    2010                                              1.18                            1.29                           293,880
    2009                                              0.99                            1.18                           223,530
    2008                                              1.18                            0.99                           180,750
    2007                                              1.13                            1.18                           164,336
    2006                                              1.07                            1.13                           146,925
    2005                                              1.04                            1.07                           168,264

  BAND 0
    2014                                            $ 1.51                          $ 1.56                                 -
    2013                                              1.47                            1.51                            19,532
    2012                                              1.36                            1.47                           121,019
    2011                                              1.34                            1.36                            73,875
    2010                                              1.22                            1.34                           184,249
    2009                                              1.02                            1.22                            32,381
    2008                                              1.20                            1.02                            61,061
    2007                                              1.15                            1.20                           136,600

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                            $ 1.81                          $ 1.85                           469,734
    2013                                              1.52                            1.81                           420,737
    2012                                              1.34                            1.52                           650,396
    2011                                              1.46                            1.34                           773,944
    2010                                              1.29                            1.46                           853,218
    2009                                              1.00                            1.29                           607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                            $ 1.60                          $ 1.63                         1,211,017
    2013                                              1.36                            1.60                         1,788,660
    2012                                              1.20                            1.36                         1,839,466
    2011                                              1.31                            1.20                         1,719,565
    2010                                              1.17                            1.31                         1,827,807
    2009                                              0.91                            1.17                         1,833,540
    2008                                              1.59                            0.91                         1,808,632
    2007                                              1.50                            1.59                           665,626
    2006                                              1.28                            1.50                           574,793

  BAND 100
    2014                                            $ 1.64                          $ 1.67                           138,920
    2013                                              1.39                            1.64                               105
    2012                                              1.22                            1.39                                18
    2011                                              1.33                            1.22                                 -
    2010                                              1.18                            1.33                            17,762
    2009                                              0.92                            1.18                            13,428
    2008                                              1.60                            0.92                             8,048
    2007                                              1.51                            1.60                             4,332
    2006                                              1.29                            1.51                             1,462

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2014                                             $ 1.72                        $ 1.76                         178,846
    2013                                               1.45                          1.72                         153,841
    2012                                               1.27                          1.45                         152,303
    2011                                               1.37                          1.27                         109,599
    2010                                               1.22                          1.37                          95,936
    2009                                               0.94                          1.22                          65,770
    2008                                               1.63                          0.94                          54,653
    2007                                               1.53                          1.63                          30,865
    2006                                               1.30                          1.53                          22,258

  BAND 0
    2014                                             $ 1.80                        $ 1.86                               -
    2013                                               1.51                          1.80                         259,140
    2012                                               1.32                          1.51                         596,123
    2011                                               1.42                          1.32                         655,879
    2010                                               1.25                          1.42                         564,669
    2009                                               0.96                          1.25                         498,307
    2008                                               1.66                          0.96                         352,872
    2007                                               1.55                          1.66                         288,610

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                             $ 1.75                        $ 1.79                       1,212,499
    2013                                               1.52                          1.75                         954,293
    2012                                               1.35                          1.52                       2,112,934
    2011                                               1.44                          1.35                       2,186,891
    2010                                               1.28                          1.44                       2,130,870
    2009                                               1.00                          1.28                       1,632,635

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                             $ 1.59                        $ 1.62                       3,121,699
    2013                                               1.39                          1.59                       4,822,958
    2012                                               1.24                          1.39                       5,204,747
    2011                                               1.33                          1.24                       4,912,708
    2010                                               1.18                          1.33                       4,777,844
    2009                                               0.93                          1.18                       4,296,854
    2008                                               1.48                          0.93                       2,986,069
    2007                                               1.40                          1.48                       1,352,927

  BAND 100
    2014                                             $ 1.63                        $ 1.67                         267,749
    2013                                               1.42                          1.63                          50,626
    2012                                               1.26                          1.42                          29,612
    2011                                               1.35                          1.26                          12,042
    2010                                               1.20                          1.35                           7,266
    2009                                               0.94                          1.20                           6,441
    2008                                               1.49                          0.94                          26,684
    2007                                               1.41                          1.49                          22,273
    2006                                               1.24                          1.41                          17,887



                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2014                                            $  1.71                         $  1.76                           268,627
    2013                                               1.48                            1.71                           349,732
    2012                                               1.31                            1.48                           385,295
    2011                                               1.40                            1.31                           412,926
    2010                                               1.23                            1.40                           403,473
    2009                                               0.97                            1.23                           357,581
    2008                                               1.52                            0.97                           309,263
    2007                                               1.43                            1.52                           261,629
    2006                                               1.25                            1.43                           216,325

  BAND 0
    2014                                            $  1.79                         $  1.85                                 -
    2013                                               1.54                            1.79                            81,661
    2012                                               1.36                            1.54                           314,098
    2011                                               1.44                            1.36                           306,558
    2010                                               1.27                            1.44                           313,806
    2009                                               0.99                            1.27                           294,218
    2008                                               1.55                            0.99                           227,933
    2007                                               1.45                            1.55                           203,836

RUSSELL LIFEPOINTS IN RETIREMENT FUND - R1 CLASS
  BAND 125
    2014                                            $  1.13                         $  1.17                         1,535,871
    2013                                               1.08                            1.13                         3,225,991
    2012                                               1.00                            1.08                         4,124,199
    2011                                               1.00 (01/13/11)                 1.00                         4,324,983

RUSSELL LIFEPOINTS IN RETIREMENT FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                            $  1.11                         $  1.14                           750,281
    2013                                               1.07                            1.11                           901,310
    2012                                               0.99                            1.07                         1,896,051
    2011                                               1.00 (01/13/11)                 0.99                         2,647,916

  BAND 0
    2014                                            $  1.16                         $  1.20                                 -
    2013                                               1.10                            1.16                                 -
    2012                                               1.00                            1.10                                 -
    2011                                               1.00 (01/13/11)                 1.00                            44,926

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R1 CLASS
  BAND 125
    2014                                            $  1.56                         $  1.62                           416,334
    2013                                               1.48                            1.56                           473,384
    2012                                               1.36                            1.48                         4,654,285
    2011                                               1.37                            1.36                         4,969,510
    2010                                               1.23                            1.37                         5,032,536
    2009                                               1.00                            1.23                         4,922,739



                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R5 CLASS (FORMERLY R3 CLASS)
  BAND 125
    2014                                          $  1.44                       $ 1.49                       1,928,284
    2013                                             1.37                         1.44                       3,266,255
    2012                                             1.26                         1.37                       3,317,427
    2011                                             1.28                         1.26                       3,292,482
    2010                                             1.16                         1.28                       2,906,257
    2009                                             0.95                         1.16                       1,974,643
    2008                                             1.26                         0.95                       2,021,551
    2007                                             1.20                         1.26                       1,304,338
    2006                                             1.11                         1.20                       1,118,537

  BAND 100
    2014                                          $  1.48                       $ 1.53                         247,001
    2013                                             1.40                         1.48                             435
    2012                                             1.29                         1.40                              72

  BAND 50
    2014                                          $  1.55                       $ 1.61                         123,211
    2013                                             1.47                         1.55                         176,040
    2012                                             1.34                         1.47                         189,533
    2011                                             1.35                         1.34                         202,314
    2010                                             1.21                         1.35                         178,288
    2009                                             0.98                         1.21                         233,571
    2008                                             1.30                         0.98                         204,372
    2007                                             1.23                         1.30                         266,396

  BAND 0
    2014                                          $  1.62                       $ 1.70                               -
    2013                                             1.53                         1.62                             417
    2012                                             1.39                         1.53                          71,563
    2011                                             1.39                         1.39                          70,705
    2010                                             1.24                         1.39                          72,626
    2009                                             1.01                         1.24                         212,459
    2008                                             1.32                         1.01                         193,024
    2007                                             1.24                         1.32                         136,255

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2014                                          $  1.21                       $ 1.20                         343,879
    2013                                             1.22                         1.21                             841
    2012                                             1.17                         1.22                             501
    2011                                             1.17                         1.17                             152

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2014                                          $  2.08                       $ 2.29                          78,744
    2013                                             1.60                         2.08                          80,462
    2012                                             1.40                         1.60                         100,558
    2011                                             1.46                         1.40                         108,122
    2010                                             1.28                         1.46                         117,536
    2009                                             1.00                         1.28                         127,289



                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL U.S. DEFENSIVE EQUITY FUND - S CLASS
  BAND 125
    2014                                             $  1.99                       $ 2.21                             336
    2013                                                1.54                         1.99                             256
    2012                                                1.40                         1.54                             173
    2011                                                1.36                         1.40                              84

RUSSELL U.S. SMALL CAP EQUITY FUND - S CLASS
  BAND 125
    2014                                             $  2.53                       $ 2.59                          18,246
    2013                                                1.78                         2.53                           1,053

STATE STREET EQUITY 500 INDEX - ADMIN CLASS
  BAND 125
    2014                                             $  4.61                       $ 5.16                      42,333,699
    2013                                                3.54                         4.61                      44,051,677
    2012                                                3.09                         3.54                      43,175,593
    2011                                                3.08                         3.09                      50,117,530
    2010                                                2.71                         3.08                      51,291,297
    2009                                                2.18                         2.71                      51,231,917
    2008                                                3.49                         2.18                      50,845,463
    2007                                                3.36                         3.49                      55,174,503
    2006                                                2.94                         3.36                      61,505,096
    2005                                                2.84                         2.94                      66,509,154

  BAND 25
    2014                                             $  5.11                       $ 5.78                               -
    2013                                                3.88                         5.11                               -
    2012                                                3.36                         3.88                               -
    2011                                                3.31                         3.36                               -
    2010                                                2.89                         3.31                         278,361
    2009                                                2.29                         2.89                         231,250
    2008                                                3.64                         2.29                         169,224

  BAND 0
    2014                                             $  5.24                       $ 5.94                       3,556,329
    2013                                                3.97                         5.24                       3,208,346
    2012                                                3.43                         3.97                       3,309,201
    2011                                                3.37                         3.43                         510,836
    2010                                                2.93                         3.37                         554,848

STATE STREET EQUITY 500 INDEX - R CLASS
  BAND 125
    2014                                             $  1.58                       $ 1.76                      17,135,779
    2013                                                1.21                         1.58                      16,680,352
    2012                                                1.07                         1.21                      14,331,536
    2011                                                1.06                         1.07                      11,886,204
    2010                                                0.94                         1.06                      10,242,978
    2009                                                0.76                         0.94                       8,423,461
    2008                                                1.23                         0.76                       4,802,516
    2007                                                1.18                         1.23                       3,047,852
    2006                                                1.04                         1.18                       1,046,510



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                               $ 1.61                         $  1.80                        2,480,423
   2013                                                 1.24                            1.61                           66,889
   2012                                                 1.08                            1.24                           61,519
   2011                                                 1.08                            1.08                           46,210
   2010                                                 0.95                            1.08                           40,030
   2009                                                 0.77                            0.95                           47,648
   2008                                                 1.23                            0.77                           30,528
   2007                                                 1.19                            1.23                           50,794
   2006                                                 1.04                            1.19                           65,291

  BAND 50
   2014                                               $ 1.68                         $  1.89                          996,916
   2013                                                 1.28                            1.68                        1,226,644
   2012                                                 1.12                            1.28                        1,174,782
   2011                                                 1.11                            1.12                        1,126,195
   2010                                                 0.98                            1.11                        1,001,427
   2009                                                 0.78                            0.98                          700,949
   2008                                                 1.25                            0.78                          826,395
   2007                                                 1.20                            1.25                          895,967
   2006                                                 1.05                            1.20                          861,397

  BAND 0
   2014                                               $ 1.75                         $  1.98                        1,985,628
   2013                                                 1.33                            1.75                        1,934,741
   2012                                                 1.16                            1.33                        1,803,186
   2011                                                 1.14                            1.16                        1,605,518
   2010                                                 1.00                            1.14                        1,570,803
   2009                                                 0.79                            1.00                        1,063,860
   2008                                                 1.27                            0.79                          826,531
   2007                                                 1.21                            1.27                          789,899
   2006                                                 1.05                            1.21                          627,105
   2005                                                 1.00 (06/03/05)                 1.05                          100,014

STEWARD SMALL-MID CAP ENHANCED INDEX FUND - INDIVIDUAL CLASS
  BAND 125
   2014                                               $ 1.03                         $  1.07                               86

T. ROWE PRICE BLUE CHIP GROWTH FUND - R CLASS
  BAND 125
   2014                                               $ 2.14                         $  2.30                        2,062,348
   2013                                                 1.54                            2.14                        1,785,029
   2012                                                 1.32                            1.54                        1,626,075
   2011                                                 1.33                            1.32                          874,061
   2010                                                 1.16                            1.33                          739,675
   2009                                                 0.83                            1.16                          587,387
   2008                                                 1.46                            0.83                          455,034
   2007                                                 1.32                            1.46                          450,140
   2006                                                 1.22                            1.32                          355,842
   2005                                                 1.17                            1.22                           32,347

  BAND 100
   2014                                               $ 2.20                         $  2.36                          280,633
   2013                                                 1.58                            2.20                              881

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 2.44                         $ 2.65                           174,048
   2013                                                 1.73                           2.44                           192,948
   2012                                                 1.47                           1.73                           188,368
   2011                                                 1.45                           1.47                           147,101
   2010                                                 1.25                           1.45                           182,830
   2009                                                 0.88                           1.25                           183,794
   2008                                                 1.55                           0.88                            53,548
   2007                                                 1.37                           1.55                            25,226
   2006                                                 1.26                           1.37                            17,751

T. ROWE PRICE EQUITY INCOME FUND - R CLASS
  BAND 125
   2014                                               $ 2.21                         $ 2.34                         6,847,846
   2013                                                 1.74                           2.21                         6,607,906
   2012                                                 1.51                           1.74                         5,766,382
   2011                                                 1.55                           1.51                         5,426,626
   2010                                                 1.37                           1.55                         4,656,607
   2009                                                 1.11                           1.37                         3,502,146
   2008                                                 1.75                           1.11                         2,831,166
   2007                                                 1.73                           1.75                         2,777,628
   2006                                                 1.49                           1.73                         2,311,570

  BAND 100
   2014                                               $ 2.27                         $ 2.40                           961,169

  BAND 50
   2014                                               $ 2.39                         $ 2.54                           562,308
   2013                                                 1.86                           2.39                           566,680
   2012                                                 1.60                           1.86                           520,495
   2011                                                 1.63                           1.60                           532,365
   2010                                                 1.43                           1.63                           531,099
   2009                                                 1.15                           1.43                           438,712
   2008                                                 1.81                           1.15                           375,331
   2007                                                 1.77                           1.81                           357,456
   2006                                                 1.33                           1.77                           334,595

  BAND 0
   2014                                               $ 2.53                         $ 2.71                           414,048
   2013                                                 1.96                           2.53                           497,889
   2012                                                 1.68                           1.96                           535,628
   2011                                                 1.70                           1.68                           435.757
   2010                                                 1.49                           1.70                           398,240
   2009                                                 1.19                           1.49                           199,762
   2008                                                 1.86                           1.19                           183,707
   2007                                                 1.81                           1.86                           428,387
   2006                                                 1.53                           1.81                            75,257
   2005                                                 1.47                           1.53                           906,125



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  BAND 125
   2014                                             $  4.37                       $ 4.64                      29,096,525
   2013                                                3.41                         4.37                      29,973,089
   2012                                                2.95                         3.41                      29,358,266
   2011                                                3.01                         2.95                      31,555,227
   2010                                                2.65                         3.01                      31,287,671
   2009                                                2.14                         2.65                      30,736,636
   2008                                                3.38                         2.14                      31,607,191
   2007                                                3.32                         3.38                      32,632,988
   2006                                                2.82                         3.32                      34,271,106
   2005                                                2.75                         2.82                      32,074,795

  BAND 0
   2014                                             $  5.53                       $ 5.94                         123,617
   2013                                                4.26                         5.53                          97,956

T. ROWE PRICE EUROPEAN STOCK FUND
  BAND 125
   2014                                             $  2.19                       $ 2.03                         121,710
   2013                                                1.63                         2.19                         142,585
   2012                                                1.34                         1.63                         147,414
   2011                                                1.50                         1.34                         165,127
   2010                                                1.40                         1.50                         158,801
   2009                                                1.05                         1.40                         139,222
   2008                                                1.88                         1.05                         134,583
   2007                                                1.65                         1.88                         118,471
   2006                                                1.27                         1.65                         103,995
   2005                                                1.18                         1.27                         111,311

T. ROWE PRICE GROWTH STOCK FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.47                       $ 1.58                      44,030,473
   2013                                                1.07                         1.47                      46,766,772
   2012                                                0.92                         1.07                      48,546,763
   2011                                                0.94                         0.92                      42,190,123
   2010                                                0.81                         0.94                      45,132,742
   2009                                                0.58                         0.81                      44,304,026
   2008                                                1.01                         0.58                      41,058,680
   2007                                                1.00 (05/24/07)              1.01                      41,491,305

  BAND 0
   2014                                             $  1.60                       $ 1.74                         355,408

T. ROWE PRICE GROWTH STOCK FUND - R CLASS
  BAND 125
   2014                                             $  2.47                       $ 2.64                       3,501,500
   2013                                                1.81                         2.47                       4,553,280
   2012                                                1.54                         1.81                       4,264,277
   2011                                                1.59                         1.54                       4,082,195
   2010                                                1.38                         1.59                       3,852,858
   2009                                                0.98                         1.38                       3,944,711
   2008                                                1.73                         0.98                       3,159,609
   2007                                                1.59                         1.73                       2,989,654
   2006                                                1.44                         1.59                      19,906,624

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2014                                             $  2.53                       $ 2.72                         693,184
   2013                                                1.85                         2.53                         146,065
   2012                                                1.58                         1.85                         122,679
   2011                                                1.62                         1.58                         109,927
   2010                                                1.40                         1.62                          95,615
   2009                                                0.99                         1.40                          20,297
   2008                                                1.75                         0.99                          12,089
   2007                                                1.61                         1.75                           3,632

  BAND 50
   2014                                             $  2.67                       $ 2.87                          22,528
   2013                                                1.93                         2.67                          23,539
   2012                                                1.64                         1.93                          24,109
   2011                                                1.68                         1.64                          30,150
   2010                                                1.45                         1.68                          42,627

  BAND 0
   2014                                             $  2.84                       $ 3.08                         158,772
   2013                                                2.05                         2.84                         147,777
   2012                                                1.73                         2.05                         161,642
   2011                                                1.76                         1.73                         142,187
   2010                                                1.51                         1.76                         113,697
   2009                                                1.06                         1.51                         113,454
   2008                                                1.84                         1.06                          88,934
   2007                                                1.68                         1.84                          76,401
   2006                                                1.48                         1.68                          63,112
   2005                                                1.36                         1.48                       3,399,338

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - ADVISOR CLASS
  BAND 125
   2014                                             $  0.94                       $ 0.87                      12,502,774
   2013                                                0.77                         0.94                      12,854,624
   2012                                                0.68                         0.77                      12,882,601
   2011                                                0.77                         0.68                      12,937,832
   2010                                                0.71                         0.77                      12,584,870
   2009                                                0.54                         0.71                      17,713,993
   2008                                                0.99                         0.54                      15,573,207
   2007                                                1.00 (05/24/07)              0.99                      15,725,907

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - R CLASS
  BAND 125
   2014                                             $  2.47                       $ 2.30                         739,250
   2013                                                2.04                         2.47                         974,711
   2012                                                1.80                         2.04                         950,455
   2011                                                2.06                         1.80                         865,689
   2010                                                1.89                         2.06                         849,990
   2009                                                1.43                         1.89                         979,529
   2008                                                2.64                         1.43                         966,118
   2007                                                2.47                         2.64                         852,748
   2006                                                1.94                         2.47                       4,854,778
   2005                                                1.70                         1.94                         705,104



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2014                                          $  2.53                       $ 2.36                        203,466
    2013                                             2.09                         2.53                         69,914
    2012                                             1.84                         2.09                         58,259
    2011                                             2.09                         1.84                         55,629
    2010                                             1.92                         2.09                         48,425
    2009                                             1.45                         1.92                         23,053
    2008                                             2.67                         1.45                         18,177
    2007                                             2.62                         2.67                          5,168

T. ROWE PRICE INTERNATIONAL STOCK FUND - R CLASS
  BAND 125
    2014                                          $  1.83                       $ 1.78                        260,858
    2013                                             1.63                         1.83                        360,682
    2012                                             1.40                         1.63                        309,233
    2011                                             1.62                         1.40                        193,069
    2010                                             1.44                         1.62                        194,558
    2009                                             0.96                         1.44                        275,610
    2008                                             1.89                         0.96                        191,202
    2007                                             1.69                         1.89                        161,954
    2006                                             1.44                         1.69                         70,847
    2005                                             1.26                         1.44                            339

  BAND 100
    2014                                          $  1.88                       $ 1.83                        108,530
    2013                                             1.67                         1.88                            327

T. ROWE PRICE MID-CAP GROWTH FUND - R CLASS
  BAND 125
    2014                                          $  3.34                       $ 3.71                      1,613,981
    2013                                             2.48                         3.34                      1,439,843
    2012                                             2.22                         2.48                      1,278,093
    2011                                             2.28                         2.22                      1,190,498
    2010                                             1.82                         2.28                        909,111
    2009                                             1.27                         1.82                        210,325
    2008                                             2.14                         1.27                              -
    2007                                             1.85                         2.14                      1,200,334
    2006                                             1.76                         1.85                      1,149,987
    2005                                             1.56                         1.76                        805,493

  BAND 0
    2014                                          $  3.84                       $ 4.32                        406,143
    2013                                             2.82                         3.84                        402,163
    2012                                             2.48                         2.82                        385,526
    2011                                             2.53                         2.48                        382,941
    2010                                             1.98                         2.53                        302,345



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE MID-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.39                       $ 1.52                         797,900
   2013                                                1.07                         1.39                         789,040
   2012                                                0.91                         1.07                         716,476
   2011                                                0.97                         0.91                         620,518
   2010                                                0.85                         0.97                         673,974
   2009                                                0.59                         0.85                         456,958
   2008                                                0.99                         0.59                         490,124
   2007                                                1.00 (05/24/07)              0.99                         540,258

  BAND 0
   2014                                             $  1.51                       $ 1.67                       1,101,048
   2013                                                1.15                         1.51                       1,075,942
   2012                                                0.97                         1.15                         917,609
   2011                                                1.02                         0.97                         856,219
   2010                                                0.88                         1.02                         778,222

T. ROWE PRICE MID-CAP VALUE FUND - R CLASS
  BAND 125
   2014                                             $  3.10                       $ 3.37                         655,643
   2013                                                2.40                         3.10                         919,601
   2012                                                2.04                         2.40                         950,064
   2011                                                2.18                         2.04                       1,000,705
   2010                                                1.91                         2.18                         941,679
   2009                                                1.32                         1.91                         736,143
   2008                                                2.06                         1.32                         583,603
   2007                                                2.08                         2.06                         551,593
   2006                                                1.76                         2.08                         814,235
   2005                                                1.66                         1.76                         686,738

  BAND 0
   2014                                             $  3.58                       $ 3.94                          35,308
   2013                                                2.73                         3.58                          32,199
   2012                                                2.30                         2.73                          17,538
   2011                                                2.43                         2.30                          19,615
   2010                                                2.09                         2.43                          22,033

T. ROWE PRICE RETIREMENT 2005 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.16                       $ 1.19                         540,138
   2013                                                1.07                         1.16                         389,774
   2012                                                1.00 (05/24/12)              1.07                           1,435

T. ROWE PRICE RETIREMENT 2005 FUND - R CLASS
  BAND 125
   2014                                             $  1.15                       $ 1.18                         604,661
   2013                                                1.07                         1.15                         808,479
   2012                                                1.00 (05/24/12)              1.07                         351,458

T. ROWE PRICE RETIREMENT 2010 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.19                       $ 1.23                       2,607,294
   2013                                                1.08                         1.19                       1,464,609
   2012                                                1.00 (05/24/12)              1.08                         106,998

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2010 FUND - R CLASS
  BAND 125
   2014                                             $ 1.18                        $ 1.22                      2,866,496
   2013                                               1.08                          1.18                      1,709,592
   2012                                               1.00 (05/24/12)               1.08                        171,257

  BAND 0
   2014                                             $ 1.21                        $ 1.26                        153,259
   2013                                               1.08                          1.21                        120,945

T. ROWE PRICE RETIREMENT 2015 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $ 1.30                        $ 1.34                      9,721,130
   2013                                               1.14                          1.30                      8,331,555
   2012                                               1.02                          1.14                      3,257,875
   2011                                               1.04                          1.02                      2,879,309

T. ROWE PRICE RETIREMENT 2015 FUND - R CLASS
  BAND 125
   2014                                             $ 1.29                        $ 1.33                      8,057,807
   2013                                               1.14                          1.29                      6,917,816
   2012                                               1.02                          1.14                      3,983,612
   2011                                               1.04                          1.02                        939,585

  BAND 0
   2014                                             $ 1.34                        $ 1.40                        629,470
   2013                                               1.17                          1.34                        619,126
   2012                                               1.03                          1.17                        146,187
   2011                                               1.04                          1.03                        138,383

T. ROWE PRICE RETIREMENT 2020 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $ 1.34                        $ 1.40                     14,299,605
   2013                                               1.15                          1.34                      7,844,849
   2012                                               1.02                          1.15                      2,877,567
   2011                                               1.05                          1.02                      2,173,654
   2010                                               1.00 (10/29/10)               1.05                         42,981

T. ROWE PRICE RETIREMENT 2020 FUND - R CLASS
  BAND 125
   2014                                             $ 1.33                        $ 1.38                     15,202,243
   2013                                               1.15                          1.33                     10,175,603
   2012                                               1.01                          1.15                      7,204,662
   2011                                               1.04                          1.01                      1,337,962

  BAND 100
   2014                                             $ 1.34                        $ 1.40                          5,642

  BAND 50
   2014                                             $ 1.36                        $ 1.42                          1,667

  BAND 0
   2014                                             $ 1.38                        $ 1.45                      2,057,269
   2013                                               1.18                          1.38                      1,858,071
   2012                                               1.03                          1.18                        648,559
   2011                                               1.05                          1.03                        555,971

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2025 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.38                       $ 1.44                       9,386,733
   2013                                                1.16                         1.38                       5,454,640
   2012                                                1.01                         1.16                       1,350,066
   2011                                                1.05                         1.01                         735,599

T. ROWE PRICE RETIREMENT 2025 FUND - R CLASS
  BAND 125
   2014                                             $  1.37                       $ 1.42                      10,905,829
   2013                                                1.15                         1.37                       6,758,188
   2012                                                1.01                         1.15                       3,701,813
   2011                                                1.06                         1.01                         836,175

  BAND 0
   2014                                             $  1.42                       $ 1.50                         970,088
   2013                                                1.18                         1.42                         866,337
   2012                                                1.03                         1.18                         199,170
   2011                                                1.06                         1.03                         188,993

T. ROWE PRICE RETIREMENT 2030 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.41                       $ 1.47                      13,430,292
   2013                                                1.16                         1.41                       7,746,837
   2012                                                1.01                         1.16                       3,745,681
   2011                                                1.06                         1.01                       2,960,689
   2010                                                1.00 (10/29/10)              1.06                           5,541

T. ROWE PRICE RETIREMENT 2030 FUND - R CLASS
  BAND 125
   2014                                             $  1.40                       $ 1.46                      11,230,640
   2013                                                1.16                         1.40                       6,522,510
   2012                                                1.01                         1.16                       4,801,793
   2011                                                1.05                         1.01                       1,092,288

  BAND 0
   2014                                             $  1.46                       $ 1.54                         857,127
   2013                                                1.19                         1.46                         823,476
   2012                                                1.02                         1.19                         281,713
   2011                                                1.06                         1.02                         287,180

T. ROWE PRICE RETIREMENT 2035 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.43                       $ 1.50                       7,622,141
   2013                                                1.17                         1.43                       4,769,851
   2012                                                1.01                         1.17                       1,621,685
   2011                                                1.06                         1.01                       1,226,877

T. ROWE PRICE RETIREMENT 2035 FUND - R CLASS
  BAND 125
   2014                                             $  1.42                       $ 1.48                       8,088,041
   2013                                                1.16                         1.42                       6,074,925
   2012                                                1.01                         1.16                       3,233,079
   2011                                                1.06                         1.01                         530,152



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $  1.48                       $ 1.56                       1,358,333
   2013                                                1.19                         1.48                       1,307,230
   2012                                                1.02                         1.19                         223,028
   2011                                                1.06                         1.02                          230192

T. ROWE PRICE RETIREMENT 2040 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.45                       $ 1.51                       9,567,448
   2013                                                1.17                         1.45                       5,868,950
   2012                                                1.01                         1.17                       2,107,760
   2011                                                1.06                         1.01                       1,459,824
   2010                                                1.00 (10/29/10)              1.06                           4,265

T. ROWE PRICE RETIREMENT 2040 FUND - R CLASS
  BAND 125
   2014                                             $  1.44                       $ 1.50                       6,305,719
   2013                                                1.16                         1.44                       4,662,353
   2012                                                1.00                         1.16                       3,111,107
   2011                                                1.06                         1.00                         798,303

  BAND 0
   2014                                             $  1.49                       $ 1.58                       1,823,812
   2013                                                1.19                         1.49                       1,775,811
   2012                                                1.02                         1.19                         177,950
   2011                                                1.06                         1.02                         196,544

T. ROWE PRICE RETIREMENT 2045 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.45                       $ 1.51                       4,427,753
   2013                                                1.17                         1.45                       3,099,877
   2012                                                1.01                         1.17                         637,869
   2011                                                1.06                         1.01                         405,885

T. ROWE PRICE RETIREMENT 2045 FUND - R CLASS
  BAND 125
   2014                                             $  1.44                       $ 1.50                       4,979,894
   2013                                                1.16                         1.44                       3,340,787
   2012                                                1.01                         1.16                       1,480,996
   2011                                                1.06                         1.01                         359,226

  BAND 0
   2014                                             $  1.50                       $ 1.58                         327,625
   2013                                                1.19                         1.50                         260,958
   2012                                                1.02                         1.19                          98,531
   2011                                                1.06                         1.02                          78,030

T. ROWE PRICE RETIREMENT 2050 FUND - ADVISOR CLASS
  BAND 125
   2014                                             $  1.45                       $ 1.51                       2,702,975
   2013                                                1.17                         1.45                       1,927,357
   2012                                                1.01                         1.17                         365,394
   2011                                                1.06                         1.01                         103,905



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2050 FUND - R CLASS
  BAND 125
   2014                                               $ 1.44                         $ 1.50                         4,171,499
   2013                                                 1.16                           1.44                         2,596,029
   2012                                                 1.00                           1.16                         1,375,501
   2011                                                 1.06                           1.00                           259,489

  BAND 0
   2014                                               $ 1.49                         $ 1.58                           252,982
   2013                                                 1.19                           1.49                           229,620
   2012                                                 1.02                           1.19                            92,022
   2011                                                 1.06                           1.02                            56,217

T. ROWE PRICE RETIREMENT 2055 FUND - ADVISOR CLASS
  BAND 125
   2014                                               $ 1.45                         $ 1.51                           713,365
   2013                                                 1.17                           1.45                           350,583
   2012                                                 1.01                           1.17                            31,245
   2011                                                 1.06                           1.01                            11,259

T. ROWE PRICE RETIREMENT 2055 FUND - R CLASS
  BAND 125
   2014                                               $ 1.44                         $ 1.50                         1,069,945
   2013                                                 1.16                           1.44                           465,338
   2012                                                 1.01                           1.16                           221,448
   2011                                                 1.06                           1.01                            47,139

  BAND 0
   2014                                               $ 1.50                         $ 1.58                            74,735
   2013                                                 1.19                           1.50                            34,105
   2012                                                 1.02                           1.19                             7,650
   2011                                                 1.06                           1.02                               203

T. ROWE PRICE RETIREMENT BALANCED FUND - ADVISOR CLASS (FORMERLY T. ROWE PRICE RETIREMENT INCOME)
  BAND 125
   2014                                               $ 1.19                         $ 1.22                         1,555,492
   2013                                                 1.11                           1.19                           469,551
   2012                                                 1.02                           1.11                            90,739
   2011                                                 1.02                           1.02                            94,381

T. ROWE PRICE RETIREMENT BALANCED FUND - R CLASS (FORMERLY T. ROWE PRICE RETIREMENT INCOME)
  BAND 125
   2014                                               $ 1.18                         $ 1.20                         1,867,626
   2013                                                 1.10                           1.18                         1,289,725
   2012                                                 1.02                           1.10                         1,510,576
   2011                                                 1.02                           1.02                           350,527

  BAND 0
   2014                                               $ 1.23                         $ 1.27                            63,875
   2013                                                 1.13                           1.23                            55,493
   2012                                                 1.03                           1.13                            49,622



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND - A CLASS
  BAND 125
   2014                                               $ 1.15                         $  1.01                        1,149,901
   2013                                                 0.91                            1.15                        1,167,485
   2012                                                 0.78                            0.91                          993,434
   2011                                                 0.91                            0.78                          897,945
   2010                                                 0.85                            0.91                          572,657
   2009                                                 0.57                            0.85                          599,494
   2008                                                 1.07                            0.57                          211,981
   2007                                                 1.00 (05/24/07)                 1.07                          188,000

TEMPLETON FOREIGN FUND - R CLASS
  BAND 125
   2014                                               $ 2.00                         $  1.76                          999,510
   2013                                                 1.60                            2.00                          868,408
   2012                                                 1.37                            1.60                          838,492
   2011                                                 1.59                            1.37                          686,983
   2010                                                 1.49                            1.59                          706,504
   2009                                                 1.01                            1.49                          633,679
   2008                                                 1.90                            1.01                          555,568
   2007                                                 1.65                            1.90                          461,645
   2006                                                 1.40                            1.65                          474,067
   2005                                                 1.28                            1.40                          311,866

  BAND 100
   2014                                               $ 2.06                         $  1.81                           48,861

  BAND 0
   2014                                               $ 2.28                         $  2.03                            3,880
   2013                                                 1.80                            2.28                            3,387
   2012                                                 1.52                            1.80                            6,071
   2011                                                 1.75                            1.52                            5,554
   2010                                                 1.61                            1.75                            2,026

TEMPLETON GLOBAL BOND FUND - A CLASS
  BAND 125
   2014                                               $ 1.13                         $  1.13                       14,398,254
   2013                                                 1.12                            1.13                        7,684,082
   2012                                                 0.98                            1.12                        1,855,717
   2011                                                 1.01                            0.98                          252,519

  BAND 0
   2014                                               $ 1.17                         $  1.19                          218,576
   2013                                                 1.15                            1.17                          537,080
   2012                                                 0.99                            1.15                          757,860

TEMPLETON GLOBAL BOND FUND - R CLASS
  BAND 125
   2014                                               $ 1.12                         $  1.12                        1,016,454
   2013                                                 1.11                            1.12                          601,508
   2012                                                 0.97                            1.11                          401,129
   2011                                                 1.01                            0.97                          112,685



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND - A CLASS
  BAND 125
   2014                                              $ 1.04                       $ 1.01                       1,012,488
   2013                                                0.81                         1.04                       1,068,046
   2012                                                0.68                         0.81                         897,281
   2011                                                0.73                         0.68                       1,040,993
   2010                                                0.69                         0.73                       1,122,428
   2009                                                0.53                         0.69                       2,260,057
   2008                                                0.95                         0.53                       3,969,026
   2007                                                1.00 (05/24/07)              0.95                       8,454,516

TEMPLETON GROWTH FUND - R CLASS
  BAND 125
   2014                                              $ 1.78                       $ 1.72                         840,764
   2013                                                1.39                         1.78                         774,450
   2012                                                1.16                         1.39                         989,115
   2011                                                1.26                         1.16                       1,184,158
   2010                                                1.19                         1.26                       1,321,604
   2009                                                0.92                         1.19                       1,586,280
   2008                                                1.66                         0.92                       1,421,025
   2007                                                1.65                         1.66                       1,648,502
   2006                                                1.37                         1.65                       6,063,287
   2005                                                1.29                         1.37                       2,545,865

  BAND 100
   2014                                              $ 1.83                       $ 1.77                          28,416

  BAND 0
   2014                                              $ 2.03                       $ 1.99                          55,057
   2013                                                1.56                         2.03                          34,574
   2012                                                1.29                         1.56                          12,329
   2011                                                1.38                         1.29                          10,714
   2010                                                1.29                         1.38                         155,262
   2009                                                0.99                         1.29                         140.218
   2008                                                1.75                         0.99                         122,770

THORNBURG CORE GROWTH FUND - R3 CLASS
  BAND 125
   2014                                              $ 2.00                       $ 1.98                         483,587
   2013                                                1.42                         2.00                         599,833
   2012                                                1.19                         1.42                         574,576
   2011                                                1.19                         1.19                       1,136,037
   2010                                                1.09                         1.19                       1,748,703
   2009                                                0.76                         1.09                       2,122,941
   2008                                                1.58                         0.76                       1,885,904
   2007                                                1.43                         1.58                       1,565,277
   2006                                                1.23                         1.43                       3,696,961
   2005                                                1.02                         1.23                         316,462

  BAND 100
   2014                                              $ 2.05                       $ 2.03                         113,860
   2013                                                1.45                         2.05                             631
   2012                                                1.21                         1.45                             635



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                              $ 2.24                       $  2.24                         20,476
   2013                                                1.57                          2.24                         32,620
   2012                                                1.30                          1.57                         11,160
   2011                                                1.28                          1.30                          9,008
   2010                                                1.17                          1.28                         19,924
   2009                                                0.80                          1.17                         14,492
   2008                                                1.64                          0.80                        177,751
   2007                                                1.47                          1.64                        207,040

THORNBURG CORE GROWTH FUND - R5 CLASS
  BAND 125
   2014                                              $ 1.34                       $  1.33                      1,782,006
   2013                                                0.95                          1.34                      1,523,962
   2012                                                0.79                          0.95                      1,347,806
   2011                                                0.78                          0.79                      5,363,789
   2010                                                0.72                          0.78                      8,530,808
   2009                                                0.50                          0.72                     10,694,351
   2008                                                1.02                          0.50                     10,171,492
   2007                                                1.00 (05/24/07)               1.02                      7,443,147

THORNBURG INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2014                                              $ 1.74                       $  1.62                      2,281,988
   2013                                                1.53                          1.74                      4,659,313
   2012                                                1.35                          1.53                      5,856,046
   2011                                                1.58                          1.35                      6,055,133
   2010                                                1.40                          1.58                      5,036,486
   2009                                                1.08                          1.40                      3,967,180
   2008                                                1.89                          1.08                      3,190,732
   2007                                                1.50                          1.89                      2,027,013
   2006                                                1.24                          1.50                      3,123,096

  BAND 100
   2014                                              $ 1.78                       $  1.66                        248,240
   2013                                                1.56                          1.78                         34,378
   2012                                                1.37                          1.56                        110,558
   2011                                                1.60                          1.37                        104,945
   2010                                                1.42                          1.60                         92,174
   2009                                                1.10                          1.42                        102,988
   2008                                                1.91                          1.10                         71,819
   2007                                                1.51                          1.91                         42,858
   2006                                                1.24                          1.51                         43,364

  BAND 50
   2014                                              $ 1.86                       $  1.74                             24
   2013                                                1.63                          1.86                             24
   2012                                                1.42                          1.63                          1,134
   2011                                                1.65                          1.42                          1,391
   2010                                                1.46                          1.65                          1,348



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $  1.95                       $ 1.83                         133,231
   2013                                                1.69                         1.95                         176,041
   2012                                                1.47                         1.69                         367,014
   2011                                                1.70                         1.47                         409,865
   2010                                                1.50                         1.70                         329,319
   2009                                                1.14                         1.50                         255,881
   2008                                                1.96                         1.14                         240,703
   2007                                                1.54                         1.96                         230,708
   2006                                                1.23                         1.54                         199,459
   2005                                                1.05                         1.23                         754,674

THORNBURG INTERNATIONAL VALUE FUND - R5 CLASS
  BAND 125
   2014                                             $  1.08                       $ 1.01                       2,973,293
   2013                                                0.95                         1.08                       7,915,475
   2012                                                0.83                         0.95                      15,109,730
   2011                                                0.96                         0.83                      15,120,866
   2010                                                0.86                         0.96                      12,711,651
   2009                                                0.66                         0.86                       9,790,206
   2008                                                1.14                         0.66                       9,479,363
   2007                                                1.00 (05/24/07)              1.14                      10,108,060

  BAND 25
   2014                                             $  1.15                       $ 1.09                               -
   2013                                                1.00                         1.15                               -
   2012                                                0.87                         1.00                               -
   2011                                                1.00                         0.87                               -
   2010                                                0.88                         1.00                         837,379
   2009                                                0.67                         0.88                         691,568
   2008                                                1.15                         0.67                         462,111

  BAND 0
   2014                                             $  1.17                       $ 1.11                         831,676
   2013                                                1.02                         1.17                         901,167
   2012                                                0.88                         1.02                         839,937
   2011                                                1.01                         0.88                         814,258
   2010                                                0.88                         1.01                         609,979

THORNBURG INVESTMENT INCOME BUILDER FUND - R3 CLASS
  BAND 125
   2014                                             $  1.43                       $ 1.48                         870,670
   2013                                                1.25                         1.43                         417,784
   2012                                                1.14                         1.25                         163,506
   2011                                                1.15                         1.14                         145,521
   2010                                                1.00 (05/27/10)              1.15                          18,602

  BAND 100
   2014                                             $  1.45                       $ 1.49                          48,590

  BAND 0
   2014                                             $  1.50                       $ 1.56                          62,115



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

THORNBURG INVESTMENT INCOME BUILDER FUND - R5 CLASS
  BAND 125
   2014                                               $ 1.46                         $ 1.51                           653,384
   2013                                                 1.27                           1.46                           192,771
   2012                                                 1.15                           1.27                             5,449

THORNBURG LIMITED TERM INCOME FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.33                         $ 1.36                        11,883,438
   2013                                                 1.36                           1.33                         7,135,716
   2012                                                 1.28                           1.36                         5,362,683
   2011                                                 1.23                           1.28                         2,671,637
   2010                                                 1.17                           1.23                         2,067,429
   2009                                                 1.02                           1.17                         3,430,194
   2008                                                 1.07                           1.02                         2,647,722
   2007                                                 1.02                           1.07                         2,567,949
   2006                                                 1.00                           1.02                           103,089

  BAND 100
   2014                                               $ 1.37                         $ 1.40                           469,944
   2013                                                 1.38                           1.37                             1,468
   2012                                                 1.30                           1.38                             1,170
   2011                                                 1.25                           1.30                               906
   2010                                                 1.19                           1.25                               602
   2009                                                 1.03                           1.19                               298
   2008                                                 1.08                           1.03                               621

  BAND 0
   2014                                               $ 1.49                         $ 1.54                           239,130
   2013                                                 1.50                           1.49                           271,393
   2012                                                 1.40                           1.50                           512,947
   2011                                                 1.33                           1.40                            93,105
   2010                                                 1.25                           1.33                           143,412

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND - R3 CLASS
  BAND 125
   2014                                               $ 1.18                         $ 1.19                           192,398
   2013                                                 1.22                           1.18                           160,971
   2012                                                 1.21                           1.22                           177,746
   2011                                                 1.18                           1.21                           193,611
   2010                                                 1.16                           1.18                           263,241
   2009                                                 1.13                           1.16                           434,400
   2008                                                 1.07                           1.13                           353,683
   2007                                                 1.02                           1.07                           108,519
   2006                                                 1.00                           1.02                             7,215

  BAND 100
   2014                                               $ 1.21                         $ 1.22                             3,597



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG VALUE FUND - R3 CLASS
  BAND 125
   2014                                             $  1.58                       $ 1.74                         567,313
   2013                                                1.15                         1.58                         587,938
   2012                                                1.05                         1.15                         890,652
   2011                                                1.23                         1.05                       1,134,316
   2010                                                1.14                         1.23                       1,749,057
   2009                                                0.79                         1.14                       1,226,796
   2008                                                1.38                         0.79                         987,743
   2007                                                1.32                         1.38                         793,227
   2006                                                1.10                         1.32                         179,766

  BAND 100
   2014                                             $  1.61                       $ 1.78                          21,564

  BAND 0
   2014                                             $  1.77                       $ 1.97                          19,645
   2013                                                1.27                         1.77                          17,136
   2012                                                1.14                         1.27                          70,956
   2011                                                1.32                         1.14                         149,638
   2010                                                1.21                         1.32                          79.276
   2009                                                0.84                         1.21                          48,498
   2008                                                1.43                         0.84                          61,335
   2007                                                1.35                         1.43                          53,573

TIAA-CREF BOND INDEX FUND - RETIREMENT CLASS
  BAND 125
   2014                                             $  1.07                       $ 1.11                       2,171,313
   2013                                                1.11                         1.07                       1,253,237
   2012                                                1.08                         1.11                         954,372
   2011                                                1.02                         1.08                          66,044
   2010                                                1.00 (05/27/10)              1.02                             395

  BAND 0
   2014                                             $  1.12                       $ 1.18                             295

TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
   2014                                             $  1.12                       $ 1.07                         578,823
   2013                                                1.00 (06/20/13)              1.12                           1,933

TIAA-CREF GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
   2014                                             $  1.75                       $ 1.92                       1,654,521
   2013                                                1.32                         1.75                       2,074,721
   2012                                                1.15                         1.32                       1,022,680
   2011                                                1.14                         1.15                         348,821
   2010                                                1.02                         1.14                          55,216

TIAA-CREF INTERNATIONAL EQUITY INDEX - RETIREMENT CLASS
  BAND 125
   2014                                             $  1.32                       $ 1.23                       2,931,563
   2013                                                1.10                         1.32                       1,472,370
   2012                                                0.94                         1.10                       1,067,233
   2011                                                1.08                         0.94                         258,961
   2010                                                1.02                         1.08                          51,809

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                               $ 1.39                         $ 1.31                                80

TIAA-CREF LARGE-CAP GROWTH INDEX - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.77                         $ 1.97                         3,883,466
   2013                                                 1.35                           1.77                         3,446,698
   2012                                                 1.19                           1.35                         2,867,188
   2011                                                 1.17                           1.19                           360,489

TIAA-CREF LARGE-CAP VALUE INDEX - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.72                         $ 1.92                         2,282,807
   2013                                                 1.32                           1.72                         1,878,279
   2012                                                 1.14                           1.32                         1,552,247
   2011                                                 1.15                           1.14                            94,634
   2010                                                 1.01                           1.15                             6,196

TIAA-CREF LIFECYCLE INDEX 2010 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.01                         $ 1.06                         4,115,312

  BAND 0
   2014                                               $ 1.01                         $ 1.07                            20,236

TIAA-CREF LIFECYCLE INDEX 2015 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.01                         $ 1.06                         9,793,971

  BAND 0
   2014                                               $ 1.01                         $ 1.07                            46,822

TIAA-CREF LIFECYCLE INDEX 2020 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.01                         $ 1.06                        20,341,665

  BAND 0
   2014                                               $ 1.02                         $ 1.08                            63,257

TIAA-CREF LIFECYCLE INDEX 2025 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.07                        16,444,515

  BAND 0
   2014                                               $ 1.02                         $ 1.08                            44,003

TIAA-CREF LIFECYCLE INDEX 2030 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.07                        16,053,227

  BAND 0
   2014                                               $ 1.02                         $ 1.09                            35,942

TIAA-CREF LIFECYCLE INDEX 2035 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.08                         9,025,589

  BAND 0
   2014                                               $ 1.02                         $ 1.09                            28,731

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2040 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.08                        8,245,580

  BAND 0
   2014                                               $ 1.03                         $ 1.09                           23,628

TIAA-CREF LIFECYCLE INDEX 2045 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.08                        4,758,267

  BAND 0
   2014                                               $ 1.02                         $ 1.09                           14,306

TIAA-CREF LIFECYCLE INDEX 2050 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.08                        3,019,431

  BAND 0
   2014                                               $ 1.03                         $ 1.09                           12,081

TIAA-CREF LIFECYCLE INDEX 2055 FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.02                         $ 1.08                          965,288

  BAND 0
   2014                                               $ 1.02                         $ 1.09                            4,078

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.01                         $ 1.05                        1,665,953

TIAA-CREF SOCIAL CHOICE EQUITY - RETIREMENT CLASS
  BAND 125
   2014                                               $ 1.70                         $ 1.87                        1,207,433
   2013                                                 1.29                           1.70                          744,293
   2012                                                 1.15                           1.29                          506,680
   2011                                                 1.16                           1.15                          294,583
   2010                                                 1.02                           1.16                          178,008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND - A CLASS
  BAND 125
   2014                                               $ 1.06                         $ 1.07                          124,607
   2013                                                 0.98                           1.06                          108,499
   2012                                                 0.93                           0.98                          159,809
   2011                                                 0.93                           0.93                          105,756
   2010                                                 0.84                           0.93                           89,225
   2009                                                 0.70                           0.84                           87,660
   2008                                                 1.00                           0.70                           10,335

TIMOTHY PLAN STRATEGIC GROWTH FUND - A CLASS
  BAND 125
   2014                                               $ 1.01                         $ 1.01                          113,200
   2013                                                 0.87                           1.01                          105,444
   2012                                                 0.80                           0.87                          123,342
   2011                                                 0.84                           0.80                          108,068
   2010                                                 0.75                           0.84                           86,314
   2009                                                 0.59                           0.75                          123,458
   2008                                                 0.99                           0.59                           33,350

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE FLEXIBLE INCOME FUND - A CLASS
  BAND 125
   2014                                             $ 1.00                        $ 1.06                        238,543
   2013                                               1.01                          1.00                        224,067
   2012                                               1.00 (09/07/12)               1.01                        231,071

  BAND 100
   2014                                             $ 1.00                        $ 1.06                          5,868

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
   2014                                             $ 1.47                        $ 1.54                        292,792
   2013                                               1.07                          1.47                        337,730
   2012                                               1.00 (04/12/12)               1.07                        288,450

  BAND 100
   2014                                             $ 1.47                        $ 1.55                        357,083
   2013                                               1.07                          1.47                            841

TOUCHSTONE GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2014                                             $ 1.38                        $ 1.53                        102,923
   2013                                               1.01                          1.38                        117,328
   2012                                               1.00 (09/07/12)               1.01                        130,402

  BAND 100
   2014                                             $ 1.39                        $ 1.54                         40,556

TOUCHSTONE LARGE CAP GROWTH FUND - A CLASS
  BAND 125
   2014                                             $ 1.23                        $ 1.34                         12,811
   2013                                               0.96                          1.23                         12,819
   2012                                               1.00 (09/07/12)               0.96                         12,448

  BAND 100
   2014                                             $ 1.23                        $ 1.35                         48,045

TOUCHSTONE VALUE FUND - A CLASS
  BAND 125
   2014                                             $ 1.30                        $ 1.42                        820,842
   2013                                               1.00                          1.30                        356,371
   2012                                               1.00 (09/07/12)               1.00                        291,302

  BAND 100
   2014                                             $ 1.30                        $ 1.43                         15,028

VANGUARD SHORT TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
   2014                                             $ 1.84                        $ 1.83                      1,206,193
   2013                                               1.87                          1.84                      1,455,147
   2012                                               1.86                          1.87                      1,861,464
   2011                                               1.84                          1.86                      1,646,475
   2010                                               1.80                          1.84                      1,118,269
   2009                                               1.77                          1.80                        978,912
   2008                                               1.68                          1.77                      1,108,142
   2007                                               1.58                          1.68                        734,085
   2006                                               1.53                          1.58                        633,695
   2005                                               1.53                          1.53                        489,769

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2014                                             $ 2.32                        $ 2.35                              -
   2013                                               2.33                          2.32                              -
   2012                                               2.30                          2.33                              -
   2011                                               2.23                          2.30                              -
   2010                                               2.16                          2.23                              -
   2009                                               2.11                          2.16                              -
   2008                                               1.97                          2.11                          6,994

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
  BAND 125
   2014                                             $ 1.99                        $ 2.03                     21,190,812
   2013                                               1.37                          1.99                     21,045,628
   2012                                               1.21                          1.37                     17,826,702
   2011                                               1.21                          1.21                     16,391,562
   2010                                               1.00 (05/27/10)               1.21                         15,516

  BAND 0
   2014                                             $ 2.08                        $ 2.15                            367

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - A CLASS (FORMERLY VICTORY ESTABLISHED VALUE FUND)
  BAND 125
   2014                                             $ 1.41                        $ 1.56                         18,251
   2013                                               1.06                          1.41                             55

  BAND 0
   2014                                             $ 1.44                        $ 1.61                          1,120

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - R CLASS (FORMERLY VICTORY ESTABLISHED VALUE FUND)
  BAND 125
   2014                                             $ 1.41                        $ 1.55                        619,969
   2013                                               1.06                          1.41                        477,314
   2012                                               1.00 (05/24/12)               1.06                        138,388

  BAND 0
   2014                                             $ 1.44                        $ 1.60                        119,034
   2013                                               1.07                          1.44                        103,596

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND  - A CLASS (FORMERLY VICTORY SMALL COMPANY OPPORTUNITY FUND)
  BAND 125
   2014                                             $ 1.43                        $ 1.50                        119,760
   2013                                               1.09                          1.43                        104,535

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND  - R CLASS (FORMERLY VICTORY SMALL COMPANY OPPORTUNITY FUND)
  BAND 125
   2014                                             $ 1.42                        $ 1.49                         81,482
   2013                                               1.09                          1.42                         74,754

WESTERN ASSET CORE PLUS BOND FUND - FI CLASS
  BAND 125
   2014                                             $ 0.97                        $ 1.03                        202,804

WESTERN ASSET CORE PLUS BOND FUND - R CLASS
  BAND 125
   2014                                             $ 0.97                        $ 1.02                            526
   2013                                               1.00                          0.97                            208

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.



AUL conducts a conventional life insurance and annuity business. At December 31, 2014, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $33,404.4 million and had equity of $2,326.4 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund or in a specific portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other portfolios of the Funds or in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each portfolio has its own investment objectives and policies. The shares of each Fund portfolio are purchased by AUL for the corresponding Investment Account at the portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a portfolio are automatically reinvested in such portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors Fund Management LLC; American Century Investment Management, Inc.; Ariel Investments, LLC; BlackRock Advisors LLC; BMO Investment Distributors, LLC; Calvert Investment Management, Inc.; Capital Research and Management Company; Capstone Asset Management Company; Columbia Management Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors LP; Federated Equity Management Company of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCO, LLC; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisors, Inc.; Fred Alger Management, Inc.; Goldman Sachs Asset Management, L.P.; Granahan Investment Management, Inc., Vanguard Group, Inc.; Harris Associates L.P.; Hensseler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; Janus Capital Management LLC; Legg Mason Partners Fund Advisor, LLC; Lord, Abbott & Company LLC; Managers Investment Group LLC; Manning & Napier Advisors, Inc.; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Northern Trust Investments, Inc; Nuveen Fund Advisors, Inc.; Oak Ridge Investments, LLC; OFI Global Asset Management; OneAmerica Asset Management, LLC; Pacific Investment

Management Company LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisors LLC; PIMCO; Pioneer Investment Management Inc.; Prudential Investments LLC; Putnam Investment Management, LLC; RidgeWorth Investments; Russell Investment Management Company; Schwartz Investment Counsel Inc.; SSgA Funds Management Co.; Strategic Advisers, Inc.;
T. Rowe Price Associates, Inc., Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; Touchstone Advisors Inc.; Vanguard Group, Inc.; and Victory Capital Management, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.



REVENUE AUL RECEIVES


Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:



RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FUND & CLASS DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AB 2010 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2010 Retirement Strategy)

AB 2015 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2015 Retirement Strategy)

AB 2020 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2020 Retirement Strategy)

AB 2025 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2025 Retirement Strategy)

AB 2030 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2030 Retirement Strategy)

AB 2035 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2035 Retirement Strategy)

AB 2040 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2040 Retirement Strategy)

AB 2045 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2045 Retirement Strategy)

AB 2050 Retirement Strategy - Advisor Class & R Class          Seeks to achieve highest total return consistent with its asset mix.
(Formerly AllianceBernstein 2050 Retirement Strategy)

AB 2055 Retirement Strategy - Advisor Class & R Class          Seeks long-term growth of capital.
(Formerly AllianceBernstein 2055 Retirement Strategy)

AB Core Opportunities Fund - R Class (Formerly                 Seeks long-term growth of capital.
AllianceBernstein Core Opportunities Fund)

AB Discovery Growth Fund - R Class (Formerly                   Seeks long-term growth of capital.
AllianceBernstein Discovery Growth Fund)

AB Discovery Value Fund - R Class (Formerly                    Seeks long-term growth of capital.
AllianceBernstein Discovery Value Fund)

AB High Income Fund - Advisor Class & R Class (Formerly        Seeks high level of income.
AllianceBernstein High Income Fund)

AB International Growth Fund - R Class (Formerly               Seeks long-term growth of capital.
AllianceBernstein International Growth Fund)

AB International Value Fund - R Class (Formerly                Seeks long-term growth of capital.
AllianceBernstein International Value Fund)

AB Small Cap Growth Fund - R Class (Formerly                   Seeks long-term growth of capital.
AllianceBernstein Small Cap Growth Fund)

AB Value Fund - R Class (Formerly AllianceBernstein Value      Seeks capital growth and preservation along with current income.
Fund)                                                          Capital appreciation is a secondary objective.

Alger Balanced Portfolio - I-2 Class                           Seeks current income and long-term capital growth.

Alger Capital Appreciation Institutional - I Class & R Class   Seeks long-term capital appreciation.

Alger Capital Appreciation Portfolio - I-2 Class               Seeks long-term capital appreciation.

Alger Large Cap Growth Portfolio - I-2 Class                   Seeks long-term capital appreciation.

Alger Small Cap Growth Institutional Fund - I Class & R Class  Seeks long-term capital appreciation.

AllianzGI NFJ Dividend Value Fund - Administrative Class &     Seeks long-term growth of capital and income.
R Class

AllianzGI NFJ Mid-Cap Value Fund - Administrative Class &      Seeks long-term growth of capital and income.
R Class




* Load Waived


FUND & CLASS DESIGNATION                                     OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Small-Cap Value Fund - Administrative Class &  Seeks long-term capital appreciation.
R Class

AllianzGI Retirement 2015 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2020 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2025 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2030 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2035 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2040 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2045 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2050 Fund - A* Class & Administrative   Seeks capital growth and preservation along with current income.
Class                                                        Capital appreciation is a secondary objective.

AllianzGI Retirement 2055 Fund - A* Class & Administrative   Seeks current income and capital appreciation as a secondary objective.
Class

AllianzGI Retirement Income Fund - A* Class &                Seeks current income and long-term growth of capital.
Administrative Class

American Century Disciplined Growth Fund - A* Class &        Seeks a high level of income by investing in non-money market debt
Investor Class                                               securities.

American Century Diversified Bond Fund - A* Class &          Seeks long-term capital growth.
Investor Class

American Century Emerging Markets - A* Class &               Seeks capital appreciation.
Investor Class

American Century Equity Growth - A* Class & Investor Class   Seeks long-term capital growth.

American Century Equity Income - A* Class & Investor Class   Seeks high current income.

American Century Ginnie Mae - A* Class                       Seeks long-term growth.

American Century Growth - A* Class                           Seeks total return and potential inflation protection.

American Century Heritage - A* Class & Investor Class        Seeks capital growth.

American Century Income & Growth - Investor Class            Seeks long-term capital growth.

American Century Inflation-Adjusted Bond - A* Class          Seeks high total return.

American Century International Bond - A* Class &             Seeks long-term capital growth.
Investor Class

American Century International Discovery - A* Class &        Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century International Growth - A* Class &           Seeks long-term growth and income.
Investor Class

American Century Large Company Value - A* Class              Seeks high total investment return.

American Century Mid Cap Value Fund - A* Class &             Seeks long-term capital growth.
Investor Class

American Century One Choice 2020 Portfolio - A* Class &      Seeks to achieve highest total return consistent with its asset mix.
Investor Class



* Load Waived


FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2025 Portfolio - A* Class &         Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century One Choice 2030 Portfolio - A* Class &         Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century One Choice 2035 Portfolio - A* Class &         Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century One Choice 2040 Portfolio - A* Class &         Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century One Choice 2045 Portfolio - A* Class &         Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century One Choice 2050 Portfolio - A* Class &         Seeks to achieve highest total return consistent with its asset mix.
Investor Class

American Century One Choice 2055 Portfolio - A* Class &         Seeks current income and capital appreciation as a secondary
Investor Class

American Century One Choice In Retirement Portfolio -           objective. Seeks long-term capital appreciation and growth of
A* Class(2) & Investor Class(2)

American Century Real Estate - A* Class & Investor Class        income. Seeks current income and capital appreciation.

American Century Select - A* Class & Investor Class             Seeks capital appreciation.

American Century Small Cap Growth - A* Class                    Seeks long-term growth and income.

American Century Small Cap Value - A* Class & Investor Class    Seeks capital growth.

American Century Small Company - A* Class                       Seeks current income and moderate growth over time.

American Century Strategic Allocation: Aggressive - A* Class &  Seeks long-term growth.
Investor Class

American Century Strategic Allocation: Conservative -           Seeks growth over time and some income.
A* Class & Investor Class

American Century Strategic Allocation: Moderate - A* Class &    Seeks long-term capital appreciation and minimal income.
Investor Class

American Century Ultra - A* Class & Investor Class              Seeks long-term capital growth and income as a secondary objective.

American Century Value - A* Class & Investor Class              Seeks long-term capital growth.

American Century VP Capital Appreciation Fund - I Class         Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds AMCAP Fund - R3 Class & R4 Class                 Seeks high level of current income with capital appreciation.

American Funds American Balanced Fund - R3 Class &              Seeks conservation of capital, current income and long-term growth
R4 Class                                                        of capital and income.

American Funds American High Income Trust - R3 Class &          Seeks long-term growth of capital.
R4 Class

American Funds Capital World Growth and Income -                Seeks long-term growth of capital.
R3 Class & R4 Class

American Funds EuroPacific Growth Fund - R3 Class,              Seeks long-term growth of capital and income.
R4 Class & R5 Class

American Funds Fundamental Investors - R3 Class & R4 Class      Seeks current income with preservation of capital.

American Funds Intermediate Bond Fund of America -              Seeks long-term capital appreciation.
R3 Class & R4 Class

American Funds New Perspective Fund - R3 Class & R4 Class       Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.



* Load Waived


(2) The American Century One Choice 2015 Portfolios merged into the American Century One Choice In Retirement Portfolios effective 3/25/2015.

FUND & CLASS DESIGNATION           OBJECTIVE

American Funds New World Fund - R3 Class & R4 Class          Seeks long-term growth of capital.

American Funds SMALLCAP World Fund - R3 Class &              Seeks long-term capital appreciation.
R4 Class

American Funds The Growth Fund of America - R3 Class &       Seeks long-term growth of capital.
R4 Class

American Funds Washington Mutual Investors Fund -            Seeks long-term growth of capital.
R3 Class & R4 Class

AMG Managers Cadence Capital Appreciation Fund - Investor    Seeks growth of capital.
Class (Formerly Managers Cadence Capital Appreciation Fund)

AMG Managers Cadence Mid Cap Fund - Investor Class &         Seeks growth of capital.
Service Class (Formerly Managers Cadence Mid Cap Fund)

Ariel Appreciation Fund - Investor Class                     Seeks long-term total return and total return.

Ariel Fund - Investor Class                                  Seeks long-term capital appreciation.

Ave Maria Catholic Values Fund - No Load                     Seeks long-term capital appreciation.

Ave Maria Growth Fund - No Load                              Seeks long-term capital appreciation.

Ave Maria Opportunity Fund - No Load                         Seeks long-term capital appreciation.

Ave Maria Rising Dividend Fund - No Load                     Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.

Ave Maria World Equity Fund - No Load                        Seeks long-term capital appreciation.

BlackRock Equity Dividend Fund - Institutional Class         Seeks to provide high total investment return.

BlackRock Global Allocation Fund - Institutional Class &     Seeks maximum total return.
R Class

BlackRock GNMA Portfolio - Service Class                     Seeks long-term capital appreciation.

BlackRock Small Cap Growth Equity Portfolio -                Seeks capital appreciation.
Institutional Class

BlackRock Total Return Fund - A* Class(3) & R Class(3)       Seeks to realize a total return that exceeds that of the Barclays
                                                             Capital U.S. Aggregate Bond Index.

BMO Mid-Cap Growth - Y Class                                 Seeks capital appreciation.

BMO Mid-Cap Value - Y Class                                  Seeks growth of capital.

BMO Small-Cap Growth - Y Class                               Seeks capital appreciation.

BMO Small-Cap Value - A* Class(4)                            Seeks to provide capital appreciation.

Calvert Equity Portfolio - A* Class                          Seeks to maximize long-term income.

Calvert Income Fund - A* Class                               Seeks long-term capital appreciation.

Calvert Small Cap Fund - A* Class                            Seeks growth of capital.

Calvert VP SRI Mid Cap Growth Portfolio - No Load            Seeks capital appreciation.

ClearBridge Aggressive Growth Fund - FI Class & R Class      Seeks long-term capital appreciation.

ClearBridge Appreciation Fund - FI Class & R Class           Seeks long-term capital appreciation.

Columbia Acorn International Fund - A* Class, R4 Class &     Seeks high total return.
Z Class

Columbia Contrarian Core Fund - A* Class(3) & R4 Class(3)    Seeks total return, consisting of long-term capital appreciation and current income.

Columbia Dividend Income Fund - A* Class & R4 Class          Seeks total return, consisting of current income and capital appreciation.



* Load Waived


(3) Funds added effective 1/15/2015.



(4) BMO Small-Cap Value Y Class merged into BMO Small-Cap Value A Class effective 4/21/2015. BMO Small-Cap Value A Class added effective 4/20/2015.


FUND & CLASS DESIGNATION                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund - A* Class & Z Class          Seeks total return.

Columbia Marsico Global Fund - A* Class(3) & R4 Class(3)          Seeks long-term growth of capital.

Columbia Mid Cap Index Fund - A* Class                            Seeks long-term capital appreciation.

Columbia Mid Cap Value Fund - A* Class(3) & R4 Class(3)           Seeks long-term capital appreciation.

Columbia Multi-Advisor Small Cap Value - A* Class,                Seeks capital gain.
R4 Class & Z Class

Columbia Select Large-Cap Value Fund - A* Class(3) &              Seeks to provide shareholders with long-term capital appreciation.
R4 Class(3)

Columbia Select Smaller-Cap Value Fund - A* Class(3) &            Seeks to provide shareholders with long-term capital appreciation.
R4 Class(3)

Columbia Seligman Communications and Information -                Seeks total return.
A* Class, R4 Class & Z Class

Columbia Small Cap Index Fund - A* Class                          Seeks to achieve long-term capital appreciation with current income as a secondary objective.

Columbia U.S. Government Mortgage Fund - A* Class(3) &            Seeks current income, with a secondary objective of preservation
R4 Class(3)                                                       of capital.

CRM Mid Cap Value - Investor Class                                Seeks long-term capital appreciation.

CRM Small Cap Value - Investor Class                              Seeks long-term capital appreciation.

Deutsche Alternative Asset Allocation Fund - A* Class &           Seeks long-term capital appreciation.
S Class (Formerly DWS Alternative Asset Allocation Fund)

Deutsche Enhanced Commodity Strategy Fund - A* Class(3) &         Seeks total return.
S Class(3)

Deutsche Global Infrastructure Fund - A* Class(3) & S Class(3)    Seeks total return from both capital appreciation and current income.

Deutsche Large Cap Value Fund - A* Class & S Class (Formerly      Seeks total return through current income and long term capital
DWS Large Cap Value Fund)                                         appreciation as a secondary objective.

Deutsche Mid Cap Value Fund - A* Class & S Class (Formerly        Seeks long-term capital appreciation.
DWS Mid Cap Value Fund)

Deutsche Real Estate Securities - A* Class & S Class (Formerly    Seeks high current income.
DWS RREEF Real Estate Securities)

Deutsche Small Cap Value Fund - A* Class & S Class (Formerly      Seeks long-term capital appreciation.
DWS Small Cap Value Fund)

Deutsche Strategic Government Securities - A* Class & S Class     Seeks high total return.
(Formerly DWS Strategic Government Securities)

DFA Emerging Markets Value - R2 Class                             Seeks above average current income and long-term capital
                                                                  appreciation.

DFA Global Allocation 25/75 - R2 Class                            Seeks total return.

DFA Global Allocation 60/40 - R2 Class                            Seeks total return.

DFA Global Equity - R2 Class                                      Seeks long-term capital appreciation.

DFA International Value - R2 Class                                Seeks long-term capital appreciation.

DFA US Targeted Value - R2 Class                                  Seeks capital appreciation.

Federated High Yield Trust - Institutional Class & Service Class  Seeks high current income.

Federated International Leaders Fund - A* Class &                 Seeks long-term capital growth.
Institutional Class

Federated Kaufmann Large Cap Fund - A* Class &                    Seeks capital appreciation.
Institutional Class



* Load Waived


(3) Funds added effective 1/15/2015.

FUND & CLASS DESIGNATION       OBJECTIVE

Federated MDT All Cap Core Fund - A* Class &                     Seeks long-term capital appreciation.
Institutional Class

Fidelity Advisor Diversified International Fund - T Class        Seeks capital growth.

Fidelity Advisor Diversified Stock Fund - Institutional Class &  Seeks capital growth.
T Class

Fidelity Advisor Dividend Growth Fund - T Class                  Seeks capital appreciation.

Fidelity Advisor Equity Growth Fund - T Class                    Seeks capital appreciation.

Fidelity Advisor Equity Income Fund - T Class                    Seeks to obtain dividend interest and income and capital
                                                                 appreciation.

Fidelity Advisor Freedom 2010 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2015 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2020 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2025 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2030 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2035 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2040 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2045 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2050 Fund - A* Class & T Class          Seeks high total return with principal preservation.

Fidelity Advisor Freedom 2055 Fund - A* Class & T Class          Seeks high total return.

Fidelity Advisor Freedom Income Fund - A* Class & T Class        Seeks high total return with principal preservation.

Fidelity Advisor Growth & Income Fund - T Class                  Seeks high total return.

Fidelity Advisor Growth Opportunities Fund - T Class             Seeks capital growth.

Fidelity Advisor International Capital Appreciation Fund -       Seeks capital appreciation.
T Class

Fidelity Advisor Leveraged Company Stock Fund - A* Class &       Seeks capital appreciation.
T Class

Fidelity Advisor New Insights Fund - A* Class & T Class          Seeks capital appreciation.

Fidelity Advisor Overseas Fund - T Class                         Seeks long-term capital appreciation.

Fidelity Advisor Real Estate Fund - A* Class, I Class & T Class  Seeks above average income and long term capital growth.

Fidelity Advisor Small Cap Fund - A* Class & T Class             Seeks long-term capital appreciation.

Fidelity Advisor Stock Selector All Cap Fund - T Class           Seeks capital growth.

Fidelity Advisor Stock Selector Mid Cap Fund - T Class           Seeks capital appreciation.

Fidelity Advisor Strategic Dividend & Income Fund -              Seeks reasonable income. The fund will also consider the potential
Institutional Class & T Class                                    for capital appreciation.

Fidelity Advisor Strategic Income Fund - A* Class                Seeks high level of current income.

Fidelity Advisor Total Bond Fund - I Class & T Class             Seeks high level of current income.

Fidelity Advisor Value Fund - A* Class & T Class                 Seeks capital appreciation.

Fidelity VIP Asset Manager Portfolio - Initial Class             Seeks high total return.

Fidelity VIP Contrafund Portfolio - Initial Class                Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio - Initial Class             Seeks reasonable income.

Fidelity VIP Growth Portfolio - Initial Class                    Seeks capital appreciation.

Fidelity VIP High Income Portfolio - Initial Class               Seeks high level of current income and growth of capital.



* Load Waived


FUND & CLASS DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class                Seeks long-term growth of capital.

Franklin Flex Cap Growth - R Class                             Seeks capital appreciation.

Franklin Growth Fund - A* Class & R Class                      Seeks capital appreciation.

Franklin Income Fund - Advisor Class & R Class                 Seeks income.

Franklin Mutual Global Discovery Fund - R Class & Z Class      Seeks capital appreciation.

Franklin Small Cap Value Fund - A* Class & R Class             Seeks long-term total return.

Franklin Small-Mid Cap Growth Fund - R Class                   Seeks long-term capital growth.

Franklin Strategic Income Fund - A* Class & R Class            Seeks long-term capital growth.

Goldman Sachs Growth Opportunities Fund - IR Class &           Seeks long-term capital growth.
Service Class

Goldman Sachs Growth Strategy Portfolio -                      Seeks long-term capital appreciation with a secondary objective to
Institutional Class & Service Class                            seek income.

Goldman Sachs International Equity Insights -                  Seeks long-term growth of capital.
Institutional Class & Service Class

Goldman Sachs Large Cap Value Insights - IR Class &            Seeks long-term growth of capital and dividend income.
Service Class

Goldman Sachs Mid Cap Value Fund - Institutional Class &       Seeks long-term capital appreciation.
Service Class

Goldman Sachs Satellite Strategies Fund - IR Class &           Seeks long-term capital appreciation.
Service Class

Goldman Sachs Small Cap Value - Institutional Class &          Seeks long-term capital appreciation.
Service Class

Goldman Sachs Technology Tollkeeper - Institutional Class &    Seeks long-term growth of capital.
Service Class

Goldman Sachs U.S. Equity Insights - IR Class & Service Class  Seeks long-term growth of capital and dividend income.

Henssler Equity Fund - Institutional Class & Investor Class    Seeks growth of capital.

INTECH U.S. Managed Volatility (Formerly Janus INTECH U.S.     Seeks long-term growth of capital.
Growth Fund) - S Class(5)

Invesco American Franchise - A* Class                          Seeks long-term capital appreciation.

Invesco American Value - A* Class & Y Class                    Seeks growth of capital and current income.

Invesco Comstock Fund - A* Class & R Class                     Seeks capital growth and income.

Invesco Diversified Dividend Fund - A* Class & Investor Class  Seeks long-term growth of capital and, secondarily, current income.

Invesco Energy Fund - A* Class & Investor Class                Seeks capital growth.

Invesco Floating Rate Fund - A* Class & Y Class                Seeks total return, comprised of current income and capital appreciation.

Invesco Global Health Care Fund - A* Class & Investor Class    Seeks long-term growth of capital.

Invesco Global Low Volatility Equity Yield Fund - A* Class &   Seeks long-term growth of capital.
R5 Class

Invesco International Growth Fund - R Class & R5 Class         Seeks long-term growth of capital.

Invesco Mid Cap Core Equity Fund - A* Class & R Class          Seeks long-term growth of capital.

Invesco Mid Cap Growth Fund - A* Class, R Class & R5 Class     Seeks capital growth.

Invesco Small Cap Growth Fund - A* Class & R Class             Seeks long-term growth of capital.

Invesco Technology Fund - A* Class & Investor Class            Seeks capital growth.



* Load Waived


(5) INTECH U.S. Managed Volatility Fund II S Class merged into the U.S. Managed Volatility Fund S Class effective 4/24/2015. INTECH U.S. Managed Volatility Fund S Class added effective 3/24/2015.

FUND & CLASS DESIGNATION           OBJECTIVE

Invesco Value Opportunities - A* Class & R Class             Seeks long-term growth of capital.

Ivy Asset Strategy Fund - R Class & Y Class                  Seeks to provide total return.

Ivy Balanced Fund - R Class & Y Class                        Seeks to provide total return through a combination of capital appreciation and current income.

Ivy High Income Fund - R Class & Y Class                     Seeks to provide total return through a combination of high current income and capital appreciation.

Janus Aspen Balanced Portfolio - Service Class               Seeks long-term capital growth.

Janus Aspen Flexible Bond Portfolio - Institutional Class    Seeks maximum total return.

Janus Aspen Global Research Portfolio - Institutional Class  Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class  Seeks capital appreciation.

Janus Balanced Fund - R Class                                Seeks long-term capital growth.

Janus Forty Fund - A* Class & R Class                        Seeks long-term growth of capital.

Janus Growth and Income Fund - R Class                       Seeks long-term capital growth and income.

Janus Research Fund - A* Class(3) & Service Class(3)         Seeks long-term growth of capital.

Janus Triton Fund - A* Class(3) & Service Class(3)           Seeks long-term growth of capital.

Legg Mason BW Global Opportunities Bond Fund - FI Class &    Seeks to maximize total income.
R Class

Lord Abbett Bond-Debenture Fund - A* Class & R3 Class        Seeks high current income and long-term growth of capital.

Lord Abbett Calibrated Dividend Growth Fund - A* Class &     Seeks current income and capital appreciation.
R3 Class

Lord Abbett Developing Growth Fund - A* Class, P Class &     Seeks long-term growth.
R3 Class

Lord Abbett Fundamental Equity - A* Class & R3 Class         Seeks long-term growth of capital.

Lord Abbett Growth Leaders Fund - I Class(3) & R3 Class(3)   Seeks long-term growth.

Lord Abbett Growth Opportunities Fund - A* Class, P Class &  Seeks long-term growth.
R3 Class

Lord Abbett High Yield Fund - A* Class & R3 Class            Seeks a high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Mid Cap Stock Fund - P Class & R3 Class          Seeks long-term growth.

Lord Abbett Small Cap Value Fund - Institutional Class,      Seeks long-term growth.
P Class & R3 Class

Lord Abbett Total Return Fund - I Class(3) & R3 Class(3)     Seeks income and capital appreciation to produce high total returns.

Lord Abbett Value Opportunities Fund - A* Class, P Class &   Seeks long-term capital appreciation.
R3 Class

Manning & Napier Pro-Blend Conservative Term Series -        Seeks to provide capital preservation and long-term growth.
S Class

Manning & Napier Pro-Blend Extended Term Series - S Class    Seeks long-term growth of capital and capital appreciation.

Manning & Napier Pro-Blend Maximum Term Series - S Class     Seeks long-term growth of capital.

Manning & Napier Pro-Blend Moderate Term Series - S Class    Seeks stable rate of growth.

MFS Aggressive Growth Allocation Fund - R2 Class & R3 Class  Seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds.

MFS Conservative Allocation Fund - R2 Class & R3 Class       Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds.



* Load Waived


(3) Funds added effective 1/15/2015.

FUND & CLASS DESIGNATION       OBJECTIVE

MFS Emerging Markets Debt Fund - R2 Class & R3 Class           Seeks total return with an emphasis on high current income, but also considering capital appreciation.

MFS Growth Allocation Fund - R2 Class & R3 Class               Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation
                                                               Funds.

MFS International New Discovery Fund - A* Class & R2 Class     Seeks capital appreciation.

MFS International Value Fund - R2 Class & R3 Class             Seeks capital appreciation.

MFS Massachusetts Investors Growth Stock Fund - R2 Class &     Seeks total return with an emphasis on income exempt from federal
R3 Class                                                       income tax and Massachusettes personal income tax, if any, but also considering capital appreciation.

MFS Mid Cap Growth Fund - A* Class                             Seeks capital appreciation.

MFS Mid Cap Value Fund - R2 Class & R3 Class                   Seeks capital appreciation.

MFS Moderate Allocation Fund - R2 Class & R3 Class             Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds.

MFS New Discovery Fund - R2 Class & R3 Class                   Seeks capital appreciation.

MFS Utilities Fund - R2 Class & R3 Class                       Seeks total return.

MFS Value Fund - A* Class                                      Seeks capital appreciation.

Neuberger Berman Emerging Markets Equity Fund -                Seeks long-term growth of capital.
A* Class & R3 Class

Neuberger Berman Focus Fund - Advisor Class                    Seeks long-term growth of capital.

Neuberger Berman Large Cap Value Fund - Advisor Class          Seeks growth of capital.

Neuberger Berman Small Cap Growth Fund - A* Class,             Seeks growth of capital.
Advisor Class & R3 Class

Northern Small Cap Value Fund - R Class                        Seeks capital appreciation.

Nuveen Dividend Value Fund - A* Class & R3 Class               Seeks investment seeks long-term growth of capital and income.

Nuveen Mid Cap Growth Opportunities Fund - A* Class &          Seeks capital appreciation.
R3 Class

Nuveen Mid Cap Index Fund - R3 Class                           Seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index.

Nuveen Mid Cap Value Fund - A* Class & R3 Class                Seeks capital appreciation.

Nuveen Real Estate Securities Fund - A* Class & R3 Class       Seeks above average current income and long-term capital
                                                               appreciation.

Nuveen Small Cap Index Fund - R3 Class                         Seeks to provide investment results that correspond to the performance of the Russell 2000 Index.

Nuveen Small Cap Select Fund - A* Class & R3 Class             Seeks growth of capital.

Nuveen Small Cap Value Fund - A* Class & R3 Class              Seeks growth of capital.

Nuveen Strategy Growth Allocation - A* Class & R3 Class        Seeks capital growth.

Oak Ridge Large Cap Growth Fund - A* Class & Y Class           Seeks capital appreciation.
(Formerly Pioneer Oak Ridge Large Cap Growth Fund)

Oak Ridge Small Cap Growth Fund - A* Class & Y Class           Seeks capital appreciation.
(Formerly Pioneer Oak Ridge Small Cap Growth Fund)

Oakmark Equity and Income Fund - I Class & Advisor Class       Seeks income and preservation and growth of capital.

OneAmerica Asset Director Portfolio - Advisor Class & O Class  Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio -                   Seeks a high level of income with a secondary objective of providing
Advisor Class & O Class                                        capital appreciation.



* Load Waived


FUND & CLASS DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Money Market Portfolio - Advisor Class & O Class    Seeks to provide a level of current income.

OneAmerica Socially Responsive Portfolio - Advisor Class &     Seeks long-term growth prospects, attractive relative valuations and
O Class                                                        sensitivity to socially responsible principles.

OneAmerica Value Portfolio - Advisor Class & O Class           Seeks long-term capital appreciation with a secondary objective to seek current investment income.

Oppenheimer Active Allocation Fund - A* Class(3) & Y Class(3)  Seeks investment seeks total return.

Oppenheimer Core Bond Fund - A* Class(3) & Y Class(3)          Seeks investment seeks total return.

Oppenheimer Developing Markets Fund - A* Class,                Seeks long-term capital appreciation.
R (Formerly N) Class & Y Class

Oppenheimer Global Fund - A* Class, R (Formerly N) Class &     Seeks capital appreciation.
Y Class

Oppenheimer Global Opportunities - A* Class,                   Seeks capital appreciation.
R (Formerly N) Class & Y Class

Oppenheimer Global Strategic Income - A* Class,                Seeks high level of current income.
R (Formerly N) Class & Y Class

Oppenheimer Gold & Special Minerals Fund - A* Class,           Seeks capital appreciation.
R (Formerly N) Class & Y Class

Oppenheimer International Bond Fund - A* Class,                Seeks total return.
R (Formerly N) Class & Y Class

Oppenheimer International Growth Fund - A* Class,              Seeks long-term capital appreciation.
R (Formerly N) Class & Y Class

Oppenheimer International Small Company Fund - A* Class,       Seeks long-term capital appreciation.
R (Formerly N) Class & Y Class

Oppenheimer Main Street Mid Cap Fund - A* Class,               Seeks capital appreciation.
R (Formerly N) Class & Y Class (Formerly Oppenheimer Main
Street Small & Mid Cap Fund)

Oppenheimer Main Street Select Fund - A* Class,                Seeks long-term growth of capital.
R (Formerly N) Class & Y Class

Oppenheimer Senior Floating Rate Fund - A* Class & Y Class     Seeks income.

Oppenheimer Small & Mid Cap Value Fund - A* Class,             Seeks capital appreciation.
R (Formerly N) Class & Y Class

Oppenheimer Value Fund - A* Class, R (Formerly N) Class &      Seeks long-term growth of capital.
Y Class

Parnassus Core Equity Fund (Formely Parnassus Equity           Seeks capital appreciation and current income.
Income Portfolio) - Investor Class

Parnassus Fund - No Load                                       Seeks capital appreciation.

Parnassus Mid Cap Fund - No Load(6)                            Seeks capital appreciation.

Pax World Balanced Fund - Individual Investor Class & R Class  Seeks income and conservation of principal and long-term growth of capital as a secondary objective.

Pax World Global Environmental Markets Fund - Individual       Seeks long-term growth of capital.
Investor Class & R Class

Payden Emerging Markets Bond - Investor Class &                Seeks high level of total return.
Advisor Class



* Load Waived


(3) Funds added effective 1/15/2015.



(6) Parnassus Small Cap Fund merged into the Parnassus Mid Cap Fund effective 4/20/2015.


FUND & CLASS DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Payden/Kravitz Cash Balance Plan Fund - Advisor Class &        Seeks income and total return.
Retirement Class

Perkins Mid Cap Value - A* Class & R Class (Formerly Janus     Seeks long-term growth of capital.
Mid Cap Value)

Perkins Small Cap Value - S Class (Formerly Janus Small Cap    Seeks capital appreciation.
Value)

Pimco All Asset Fund - Admin Class & R Class                   Seeks maximum real return.

Pimco CommoditiesPLUS Strategy - Admin Class & R Class         Seeks total return which exceeds that of its benchmark consistent with prudent investment management.

Pimco Commodity Real Return Strategy - Admin Class &           Seeks maximum real return consistent with prudent investment
R Class                                                        management.

Pimco High Yield - Admin Class & R Class                       Seeks maximum total return.

Pimco Income Fund - Admin Class & R Class                      Seeks to maximize current income.

Pimco Real Return Fund - Admin Class & R Class                 Seeks maximum current income and price appreciation.

Pimco Total Return Fund - Admin Class & R Class                Seeks maximum total return.

Pioneer Bond Fund - A* Class, R Class & Y Class                Seeks current income.

Pioneer Dynamic Credit Fund - A* Class & Y Class               Seeks a high level of current income; capital appreciation is a secondary objective.

Pioneer Emerging Markets Fund - A* Class & Y Class             Seeks long-term capital appreciation.

Pioneer Equity Income Fund - A* Class, R Class & Y Class       Seeks current income and long-term capital growth.

Pioneer Fund - A* Class & R Class                              Seeks reasonable income and growth.

Pioneer Fund VCT Portfolio - I Class                           Seeks reasonable income and capital growth.

Pioneer Fundamental Growth Fund - A* Class & Y Class           Seeks long-term capital growth.

Pioneer High Yield Fund - A* Class, R Class & Y Class          Seeks to maximize total return.

Pioneer Mid Cap Value Fund - A* Class, R Class & Y Class       Seeks capital appreciation.

Pioneer Select Mid Cap Growth Fund - A* Class                  Seeks capital growth.

Pioneer Select Mid Cap Growth VCT Portfolio - I Class          Seeks capital growth.

Pioneer Strategic Income Fund - A* Class & Z Class             Seeks high income.

Prudential Financial Services Fund - A* Class & Z Class        Seeks long-term capital appreciation.

Prudential Global Real Estate Fund - A* Class & Z Class        Seeks capital appreciation and income.

Prudential High Yield Fund - A* Class & Z Class                Seeks maximum current income.

Prudential Jennison 20/20 Focus - A* Class & Z Class           Seeks long-term capital growth.

Prudential Jennison Health Sciences Fund - A* Class & Z Class  Seeks long-term capital appreciation.

Prudential Jennison Mid Cap Growth Fund - A* Class &           Seeks long-term capital appreciation.
Z Class

Prudential Jennison Natural Resources Fund - A* Class &        Seeks long-term growth of capital.
Z Class

Prudential Jennison Select Growth - A* Class & Z Class         Seeks long-term growth of capital.

Prudential Jennison Small Company - A* Class & Z Class         Seeks capital growth.

Prudential Mid Cap Value - A* Class & Z Class                  Seeks long-term capital growth with income as a secondary objective.

Prudential Total Return Bond - A* Class & Z Class              Seeks total return.



* Load Waived


FUND & CLASS DESIGNATION                                      OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Trust - A* Class(3) & Y Class(3)    Seeks as high a level of current income as the adviser believes is consistent with preservation of capital.

Putnam Fund for Growth & Income Fund - A* Class(3) &          Seeks capital growth and current income.
Y Class(3)

Putnam Growth Opportunities Fund - A* Class(3) & Y Class(3)   Seeks capital appreciation.

Ridgeworth High Income Fund - A* Class & R Class              Seeks high current income and total return.

Ridgeworth Large Cap Value Equity Fund - A* Class &           Seeks capital appreciation and current income as secondary objective.
Institutional Class

Ridgeworth Mid Cap Value Equity Fund - A* Class &             Seeks capital appreciation and current income.
Institutional Class

Ridgeworth Small Cap Value Equity Fund - A* Class &           Seeks capital return and current income.
Institutional Class

Ridgeworth Total Return Bond Fund - A* Class & R Class        Seeks total return.

Russell Commodity Strategies - S Class                        Seeks long-term total return.

Russell Emerging Markets - S Class                            Seeks long-term capital growth.

Russell Global Equity Fund - S Class                          Seeks long-term capital growth.

Russell Global Infrastructure Fund - S Class                  Seeks long-term growth of capital and current income.

Russell Global Opportunistic Credit - S Class                 Seeks total return.

Russell Global Real Estate Securities - S Class               Seeks current income and long-term capital growth.

Russell International Developed Markets - S Class             Seeks long-term capital growth.

Russell Investment Grade Bond Fund - S Class                  Seeks current income and preservation of capital.

Russell LifePoints 2020 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2025 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2030 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2035 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2040 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2045 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2050 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints 2055 Strategy Fund - R1 Class &            Seeks capital growth and income.
R5 (Formerly R3) Class

Russell LifePoints Balanced Strategy Fund - R1 Class &        Seeks above average capital appreciation and moderate level of current
R5 (Formerly R3) Class                                        income.

Russell LifePoints Conservative Strategy Fund - R1 Class &    Seeks high current income and low long capital appreciation.
R5 (Formerly R3) Class

Russell LifePoints Equity Growth Strategy Fund - R1 Class &   Seeks high long-term capital appreciation.
R5 (Formerly R3) Class



* Load Waived


(3) Funds added effective 1/15/2015.


FUND & CLASS DESIGNATION                                      OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints Growth Strategy Fund - R1 Class &          Seeks high long-term capital appreciation with low current income.
R5 (Formerly R3) Class

Russell LifePoints In Retirement Fund - R1 Class(7) &         Seeks capital growth and income.
R5 (Formerly R3) Class(7)

Russell LifePoints Moderate Strategy Fund - R1 Class &        Seeks high current income and moderate long-term capital appreciation.
R5 (Formerly R3) Class

Russell Short Duration Bond Fund - S Class                    Seeks current income and preservation of capital.

Russell Strategic Bond Fund - S Class                         Seeks current income and capital appreciation.

Russell U.S. Core Equity Fund - S Class                       Seeks long-term capital growth.

Russell U.S. Defensive Equity Fund - S Class                  Seeks long-term capital growth.

Russell U.S. Dynamic Equity Fund - S Class                    Seeks long-term capital growth.

Russell U.S. Small Cap Equity Fund - S Class                  Seeks long-term capital growth.

State Street Equity 500 Index - Admin Class & R Class         Seeks to match as closely as possible, before expenses, the performance of the Standard and Poor's 500 Index.

Steward Global Equity Income Fund - Individual Class          Seeks to provide income and long-term capital appreciation.

Steward Large Cap Enhanced Index Fund - Individual Class      Seeks to provide long-term capital appreciation.

Steward Small-Mid Cap Enhanced Index Fund -                   Seeks to provide long-term capital appreciation.
Individual Class

T. Rowe Price Blue Chip Growth Fund - R Class                 Seeks long-term capital growth.

T. Rowe Price Equity Income Fund - R Class                    Seeks substantial dividend income and long-term capital growth.

T. Rowe Price Equity Income Portfolio - No Load               Seeks substantial dividend income and long-term capital growth.

T. Rowe Price European Stock Fund - No Load                   Seeks long-term capital.

T. Rowe Price Growth Stock Fund - Advisor Class & R Class     Seeks long-term capital appreciation.

T. Rowe Price International Growth & Income -                 Seeks long-term capital growth.
Advisor Class & R Class

T. Rowe Price International Stock Fund - R Class              Seeks long-term capital growth.

T. Rowe Price Mid-Cap Growth Fund - R Class                   Seeks long-term capital appreciation.

T. Rowe Price Mid-Cap Value Fund - Advisor Class & R Class    Seeks long-term capital appreciation.

T. Rowe Price Retirement 2005 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2010 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2015 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2020 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2025 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2030 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2035 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2040 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2045 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2050 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement 2055 Fund - Advisor Class & R Class  Seeks highest total return over time.

T. Rowe Price Retirement Balanced Fund - Advisor Class &      Seeks highest total return over time.
R Class (Formerly T. Rowe Price Retirement Income)




(7) Russell LifePoints 2015 Strategy Funds merged into the Russell LifePoints In Retirement Funds effective 2/20/2015.




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


FUND & CLASS DESIGNATION                                     OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - A* Class & R Class                  Seeks long-term capital growth.

Templeton Global Bond Fund - A* Class & R Class              Seeks current income.

Templeton Growth Fund - A* Class & R Class                   Seeks long-term capital growth.

Thornburg Core Growth Fund - R3 Class & R5 Class             Seeks long-term capital appreciation.

Thornburg International Value Fund - R3 Class & R5 Class     Seeks long-term capital appreciation.

Thornburg Investment Income Builder Fund - R3 Class &        Seeks to provide current income.
R5 Class

Thornburg Limited Term Income Fund - R3 Class & R5 Class(8)  Seeks to provide a high level of income.

Thornburg Limited Term U.S. Government Fund - R3 Class       Seeks to provide a high level of current income.

Thornburg Value Fund - R3 Class                              Seeks long-term capital appreciation.

TIAA-CREF Bond Index Fund - Retirement Class                 Seeks a favorable long-term total return by primarily investing in a portfolio of fixed-income securities.

TIAA-CREF Bond Plus Fund - Retirement Class(3)               Seeks a favorable long-term total return, primarily through high current income.

TIAA-CREF Emerging Markets Equity Index Fund -               Seeks a favorable long-term total return, mainly through capital
Retirement Class                                             appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.

TIAA-CREF Growth & Income - Retirement Class                 Seeks a favorable long-term total return through both capital appreciation and investment income.

TIAA-CREF International Equity Index - Retirement Class      Seeks a favorable long-term total return, mainly through capital appreciation.

TIAA-CREF Large-Cap Growth Fund - Retirement Class(3)        Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index - Retirement Class          Seeks a favorable long-term return.

TIAA-CREF Large-Cap Value Fund - Retirement Class(3)         Seeks a favorable long-term total return.

TIAA-CREF Large-Cap Value Index - Retirement Class           Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Lifecycle Index 2010 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2015 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2020 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2025 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2030 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2035 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2040 Fund - Retirement Class       Seeks high total return over time through a combination of capital appreciation and income.



* Load Waived


(3) Funds added effective 1/15/2015.



(8) Thornburg Limited Term Income Fund R5 Class was added effective 2/3/2015.




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


FUND & CLASS DESIGNATION                                      OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2045 Fund - Retirement Class        Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2050 Fund - Retirement Class        Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2055 Fund - Retirement Class        Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Retirement Income Fund -            Seeks high total return over time through a combination of capital
Retirement Class                                              appreciation and income.

TIAA-CREF Mid-Cap Growth Fund - Retirement Class(3)           Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Social Choice Equity - Retirement Class             Seeks a favorable long-term total return.

Timothy Plan Conservative Growth Fund - A* Class              Seeks long-term growth of capital.

Timothy Plan Strategic Growth Fund - A* Class                 Seeks a high long-term growth of capital.

Touchstone Flexible Income Fund - A* Class                    Seeks to achieve above-average total returns over a market cycle of three to five years.

Touchstone Focused Fund - A* Class & Y Class                  Seeks capital appreciation by investing in equity securities of companies of any size.

Touchstone Growth Opportunities Fund - A* Class               Seeks long-term growth of capital by investing primarily in stocks of
                                                              U.S. companies of any size.

Touchstone Large Cap Growth Fund - A* Class                   Seeks long-term growth of capital by investing primarily in common stocks in large-cap U.S. companies.

Touchstone Value Fund - A* Class                              Seeks long-term capital growth by investing primarily in U.S. equity securities of large-and mid-cap companies believed to be undervalued.

Vanguard Short Term Federal Fund - Investor Class             Seeks current income.

Vanguard VIF Small Company Growth Portfolio - No Load         Seeks long-term capital appreciation.

Victory Sycamore Established Value Fund - A* Class & R Class  Seeks long-term capital growth.
(Formerly Victory Established Value Fund)

Victory Sycamore Small Company Opportunity Fund -             Seeks to provide capital appreciation.
A* Class & R Class (Formerly Victory Small Company
Opportunity Fund)

Western Asset Core Plus Bond Fund - FI Class & R Class        Seeks to maximize total return.



* Load Waived


(3) Funds added effective 1/15/2015.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE
                           FUNDS WILL BE ACHIEVED.



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


                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to
(6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the


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
Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's


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
share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.


AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

    (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five
(5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT


CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


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
The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."


CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.


A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified



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age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.


The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.


The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the


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end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.


Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions or in seven (7) approximately equal installments over six
(6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).



For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.


In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.


For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.


Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.


When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i - j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i - j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j - i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.



TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum.


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Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE


No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.


The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.


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Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract
Year.


In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.


ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.



ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

  (2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.



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  (3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

  (11) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES


AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."



VARIATIONS IN CHARGES


AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.



GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.



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EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                               ANNUITY PERIOD


GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the


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Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.



                         THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.


INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established,


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the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.


A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.


In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.


Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.


AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment


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Account or Accounts to be purchased and a percentage allocation among
Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT


IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the


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rate in effect. At the time AUL declares a new rate for the next year, the
Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).


GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
      (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.


If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.



TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.



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At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.


     (2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.


  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any


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administrative services agreement between the Owner and AUL regarding the
Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.


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The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.


403(b) PLANS

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.


408 AND 408A PROGRAMS


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer


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a portion of their compensation without paying current taxes in either a 457(b)
eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



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
                              OTHER INFORMATION


MIXED AND SHARED FUNDING


The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.



VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.


Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.


Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in the corresponding Fund, Portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.


In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment
Accounts.



REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



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PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS


American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.



LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2014, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:



GENERAL INFORMATION AND HISTORY.............................................................................       3
DISTRIBUTION OF CONTRACTS...................................................................................       3
CUSTODY OF ASSETS...........................................................................................       3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.................................................................       3
403(b) Programs.............................................................................................       3
408 and 408A Programs.......................................................................................       4
457 Programs................................................................................................       5
Employee Benefit Plans......................................................................................       5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................................................       5
FINANCIAL STATEMENTS........................................................................................       5


A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)



                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368



                                 PROSPECTUS



                             Dated: May 1, 2015
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL



RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM


(C) 2015 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           P-12784     5/1/15

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST
ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269

                                                                     May 1, 2015

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2015

                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE

                          INDIANAPOLIS, INDIANA 46206-0368

                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2015.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    3
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             3
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").


OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.


                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $18,000 for 2015. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $53,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.


408 AND 408A PROGRAMS


Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $53,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS


Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,000, or (b) 100 percent of the Participant's includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS


The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $53,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2015 is $3,350 for an individual and $6,650 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.


There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2013 and 2012 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2013, December 31, 2012 and December 31, 2011, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2014 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2014 are included in this Statement of Additional Information.


[PWC LOGO]
           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2014 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2015

                             AUL AMERICAN UNIT TRUST
                 ALGER BALANCED PORTFOLIO I-2 CLASS - 015544208

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,333,977   $     1,102,251            92,116
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (133)
                                                       ---------------
Net assets                                             $     1,333,844
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,333,844         1,003,672   $          1.33
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $     1,333,844         1,003,672
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        25,607
Mortality & expense charges                                                                        (17,305)
                                                                                           ---------------
Net investment income (loss)                                                                         8,302
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,306
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                57,578
                                                                                           ---------------
Net gain (loss)                                                                                     98,884
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       107,186
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,302   $               (988)
Net realized gain (loss)                                                      41,306                 30,894
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          57,578                147,416
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            107,186                177,322
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     102,714                 81,738
Cost of units redeemed                                                      (255,837)              (323,120)
Account charges                                                                 (588)                  (816)
                                                                --------------------   --------------------
Increase (decrease)                                                         (153,711)              (242,198)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,525)               (64,876)
Net assets, beginning                                                      1,380,369              1,445,245
                                                                --------------------   --------------------
Net assets, ending                                              $          1,333,844   $          1,380,369
                                                                ====================   ====================

Units sold                                                                    81,969                172,769
Units redeemed                                                              (200,836)              (388,270)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (118,867)              (215,501)
Units outstanding, beginning                                               1,122,539              1,338,040
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,003,672              1,122,539
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          9,531,048
Cost of units redeemed/account charges                                                           (9,411,160)
Net investment income (loss)                                                                        189,854
Net realized gain (loss)                                                                            289,571
Realized gain distributions                                                                         502,805
Net change in unrealized appreciation (depreciation)                                                231,726
                                                                                       --------------------
Net assets                                                                             $          1,333,844
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33             1,004   $         1,334              1.25%              8.1%
12/31/2013                        1.23             1,123             1,380              1.25%             13.8%
12/31/2012                        1.08             1,338             1,445              1.25%              4.9%
12/31/2011                        1.03             1,521             1,566              1.25%             -1.2%
12/31/2010                        1.04             1,688             1,759              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              1.00%              8.3%
12/31/2013                        1.26                 0                 0              1.00%             14.1%
12/31/2012                        1.11                 0                 0              1.00%              5.2%
12/31/2011                        1.05                 0                 0              1.00%             -1.0%
12/31/2010                        1.06                 0                 0              1.00%              9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.75%              8.6%
12/31/2013                        1.29                 0                 0              0.75%             14.4%
12/31/2012                        1.13                 0                 0              0.75%              5.4%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%              9.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.50%              8.9%
12/31/2013                        1.33                 0                 0              0.50%             14.7%
12/31/2012                        1.16                 0                 0              0.50%              5.7%
12/31/2011                        1.10                 0                 0              0.50%             -0.5%
12/31/2010                        1.10                 0                 0              0.50%              9.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%              9.2%
12/31/2013                        1.36                 0                 0              0.25%             15.0%
12/31/2012                        1.18                 0                 0              0.25%              6.0%
12/31/2011                        1.12                 0                 0              0.25%             -0.2%
12/31/2010                        1.12                 0                 0              0.25%             10.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              9.4%
12/31/2013                        1.46                 0                 0              0.00%             15.3%
12/31/2012                        1.27                 0                 0              0.00%              6.2%
12/31/2011                        1.19                 0                 0              0.00%              0.0%
12/31/2010                        1.19                 0                 0              0.00%             10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.9%
                2013               1.1%
                2012               1.4%
                2011               2.8%
                2010               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                ALGER CAPITAL APPRECIATION PORTFOLIO I-2 CLASS - 015544703

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    35,552,831   $    31,257,887           495,392
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (206,549)
                                                       ---------------
Net assets                                             $    35,346,282
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    35,105,667        25,403,398   $          1.38
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.55
Band 0                                                         240,615           144,775              1.66
                                                       ---------------   ---------------
 Total                                                 $    35,346,282        25,548,173
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        32,267
Mortality & expense charges                                                                       (399,529)
                                                                                           ---------------
Net investment income (loss)                                                                      (367,262)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,950,867
Realized gain distributions                                                                      5,159,008
Net change in unrealized appreciation (depreciation)                                            (3,004,629)
                                                                                           ---------------
Net gain (loss)                                                                                  4,105,246
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,737,984
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (367,262)  $           (229,514)
Net realized gain (loss)                                                   1,950,867              1,399,624
Realized gain distributions                                                5,159,008              3,325,100
Net change in unrealized appreciation (depreciation)                      (3,004,629)             3,353,390
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,737,984              7,848,600
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,910,227             10,398,200
Cost of units redeemed                                                    (6,836,707)            (6,721,809)
Account charges                                                              (15,825)               (10,931)
                                                                --------------------   --------------------
Increase (decrease)                                                         (942,305)             3,665,460
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,795,679             11,514,060
Net assets, beginning                                                     32,550,603             21,036,543
                                                                --------------------   --------------------
Net assets, ending                                              $         35,346,282   $         32,550,603
                                                                ====================   ====================

Units sold                                                                 4,603,596             10,168,464
Units redeemed                                                            (5,515,012)            (6,541,055)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (911,416)             3,627,409
Units outstanding, beginning                                              26,459,589             22,832,180
                                                                --------------------   --------------------
Units outstanding, ending                                                 25,548,173             26,459,589
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         43,643,375
Cost of units redeemed/account charges                                                          (25,345,734)
Net investment income (loss)                                                                     (1,113,030)
Net realized gain (loss)                                                                          5,369,780
Realized gain distributions                                                                       8,496,947
Net change in unrealized appreciation (depreciation)                                              4,294,944
                                                                                       --------------------
Net assets                                                                             $         35,346,282
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38            25,403   $        35,106              1.25%             12.3%
12/31/2013                        1.23            26,449            32,536              1.25%             33.5%
12/31/2012                        0.92            22,832            21,037              1.25%             16.8%
12/31/2011                        0.79            15,260            12,035              1.25%             -1.5%
12/31/2010                        0.80            13,690            10,965              1.25%             12.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              1.00%             12.6%
12/31/2013                        1.26                 0                 0              1.00%             33.8%
12/31/2012                        0.94                 0                 0              1.00%             17.1%
12/31/2011                        0.81                 0                 0              1.00%             -1.3%
12/31/2010                        0.82                 0                 0              1.00%             12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%             12.9%
12/31/2013                        1.29                 0                 0              0.75%             34.2%
12/31/2012                        0.96                 0                 0              0.75%             17.4%
12/31/2011                        0.82                 0                 0              0.75%             -1.0%
12/31/2010                        0.83                 0                 0              0.75%             13.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.50%             13.2%
12/31/2013                        1.33                 0                 0              0.50%             34.5%
12/31/2012                        0.99                 0                 0              0.50%             17.7%
12/31/2011                        0.84                 0                 0              0.50%             -0.8%
12/31/2010                        0.85                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%             13.5%
12/31/2013                        1.36                 0                 0              0.25%             34.9%
12/31/2012                        1.01                 0                 0              0.25%             18.0%
12/31/2011                        0.86                 0                 0              0.25%             -0.6%
12/31/2010                        0.86                 0                 0              0.25%             13.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66               145   $           241              0.00%             13.8%
12/31/2013                        1.46                10                15              0.00%             35.2%
12/31/2012                        1.08                 0                 0              0.00%             18.3%
12/31/2011                        0.91                 0                 0              0.00%             -0.3%
12/31/2010                        0.92                 0                 0              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.1%
                2013               0.4%
                2012               1.2%
                2011               0.1%
                2010               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER CAPITAL APPRECIATION INSTITUTIONAL I CLASS - 015570401

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,642,930   $     7,479,050           321,483
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,526)
                                                       ---------------
Net assets                                             $     8,625,404
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,625,404         4,062,912   $          2.12
Band 100                                                            --                --              2.17
Band 75                                                             --                --              2.21
Band 50                                                             --                --              2.26
Band 25                                                             --                --              2.30
Band 0                                                              --                --              2.35
                                                       ---------------   ---------------
 Total                                                 $     8,625,404         4,062,912
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (99,567)
                                                                                           ---------------
Net investment income (loss)                                                                       (99,567)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           237,003
Realized gain distributions                                                                        948,795
Net change in unrealized appreciation (depreciation)                                              (178,702)
                                                                                           ---------------
Net gain (loss)                                                                                  1,007,096
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       907,529
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (99,567)  $            (82,886)
Net realized gain (loss)                                                     237,003                506,630
Realized gain distributions                                                  948,795                849,543
Net change in unrealized appreciation (depreciation)                        (178,702)               710,850
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            907,529              1,984,137
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,351,380                101,077
Cost of units redeemed                                                    (1,065,308)            (1,380,995)
Account charges                                                                 (845)                  (553)
                                                                --------------------   --------------------
Increase (decrease)                                                          285,227             (1,280,471)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,192,756                703,666
Net assets, beginning                                                      7,432,648              6,728,982
                                                                --------------------   --------------------
Net assets, ending                                              $          8,625,404   $          7,432,648
                                                                ====================   ====================

Units sold                                                                   680,375                873,575
Units redeemed                                                              (534,979)            (1,677,850)
                                                                --------------------   --------------------
Net increase (decrease)                                                      145,396               (804,275)
Units outstanding, beginning                                               3,917,516              4,721,791
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,062,912              3,917,516
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          9,312,184
Cost of units redeemed/account charges                                                           (4,814,046)
Net investment income (loss)                                                                       (292,873)
Net realized gain (loss)                                                                          1,034,803
Realized gain distributions                                                                       2,221,456
Net change in unrealized appreciation (depreciation)                                              1,163,880
                                                                                       --------------------
Net assets                                                                             $          8,625,404
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12             4,063   $         8,625              1.25%             11.9%
12/31/2013                        1.90             3,918             7,433              1.25%             33.1%
12/31/2012                        1.43             4,722             6,729              1.25%             16.6%
12/31/2011                        1.22             4,325             5,284              1.25%             -2.3%
12/31/2010                        1.25             3,000             3,750              1.25%             12.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                 0   $             0              1.00%             12.2%
12/31/2013                        1.93                 0                 0              1.00%             33.5%
12/31/2012                        1.45                 0                 0              1.00%             16.9%
12/31/2011                        1.24                 0                 0              1.00%             -2.0%
12/31/2010                        1.26                 0                 0              1.00%             12.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              0.75%             12.5%
12/31/2013                        1.97                 0                 0              0.75%             33.8%
12/31/2012                        1.47                 0                 0              0.75%             17.2%
12/31/2011                        1.25                 0                 0              0.75%             -1.8%
12/31/2010                        1.28                 0                 0              0.75%             12.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.26                 0   $             0              0.50%             12.7%
12/31/2013                        2.00                 0                 0              0.50%             34.1%
12/31/2012                        1.49                 0                 0              0.50%             17.5%
12/31/2011                        1.27                 0                 0              0.50%             -1.5%
12/31/2010                        1.29                 0                 0              0.50%             12.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                 0   $             0              0.25%             13.0%
12/31/2013                        2.04                 0                 0              0.25%             34.5%
12/31/2012                        1.52                 0                 0              0.25%             17.8%
12/31/2011                        1.29                 0                 0              0.25%             -1.3%
12/31/2010                        1.30                 0                 0              0.25%             13.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35                 0   $             0              0.00%             13.3%
12/31/2013                        2.08                 0                 0              0.00%             34.8%
12/31/2012                        1.54                 0                 0              0.00%             18.1%
12/31/2011                        1.30                 0                 0              0.00%             -1.0%
12/31/2010                        1.32                 0                 0              0.00%             13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.8%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER CAPITAL APPRECIATION INSTITUTIONAL R CLASS - 015570872

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,610,167   $    10,572,236           467,412
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (32,367)
                                                       ---------------
Net assets                                             $    11,577,800
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,227,697         4,529,320   $          2.04
Band 100                                                            --                --              2.08
Band 75                                                             --                --              2.12
Band 50                                                        993,731           458,701              2.17
Band 25                                                             --                --              2.21
Band 0                                                       1,356,372           600,985              2.26
                                                       ---------------   ---------------
 Total                                                 $    11,577,800         5,589,006
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income:                                                                           $            --
Mortality & expense charges                                                                       (112,027)
                                                                                           ---------------
Net investment income (loss)                                                                      (112,027)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           456,165
Realized gain distributions                                                                      1,359,011
Net change in unrealized appreciation (depreciation)                                              (513,510)
                                                                                           ---------------
Net gain (loss)                                                                                  1,301,666
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,189,639
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (112,027)  $           (109,733)
Net realized gain (loss)                                                     456,165                417,539
Realized gain distributions                                                1,359,011              1,386,260
Net change in unrealized appreciation (depreciation)                        (513,510)             1,230,874
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,189,639              2,924,940
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,171,959              2,457,959
Cost of units redeemed                                                    (3,292,693)            (2,421,711)
Account charges                                                               (2,938)                (3,907)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,123,672)                32,341
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,967              2,957,281
Net assets, beginning                                                     11,511,833              8,554,552
                                                                --------------------   --------------------
Net assets, ending                                              $         11,577,800   $         11,511,833
                                                                ====================   ====================

Units sold                                                                 1,134,426              1,883,920
Units redeemed                                                            (1,753,528)            (1,796,801)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (619,102)                87,119
Units outstanding, beginning                                               6,208,108              6,120,989
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,589,006              6,208,108
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         14,998,941
Cost of units redeemed/account charges                                                           (8,491,293)
Net investment income (loss)                                                                       (264,491)
Net realized gain (loss)                                                                          1,089,969
Realized gain distributions                                                                       3,206,743
Net change in unrealized appreciation (depreciation)                                              1,037,931
                                                                                       --------------------
Net assets                                                                             $         11,577,800
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04             4,529   $         9,228              1.25%             11.4%
12/31/2013                        1.83             5,110             9,349              1.25%             32.5%
12/31/2012                        1.38             5,000             6,906              1.25%             16.1%
12/31/2011                        1.19             2,231             2,654              1.25%             -2.7%
12/31/2010                        1.22             1,543             1,888              1.25%             11.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              1.00%             11.6%
12/31/2013                        1.86                 0                 0              1.00%             32.8%
12/31/2012                        1.40                 0                 0              1.00%             16.4%
12/31/2011                        1.21                 0                 0              1.00%             -2.5%
12/31/2010                        1.24                 0                 0              1.00%             11.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12                 0   $             0              0.75%             11.9%
12/31/2013                        1.90                 0                 0              0.75%             33.1%
12/31/2012                        1.42                 0                 0              0.75%             16.7%
12/31/2011                        1.22                 0                 0              0.75%             -2.3%
12/31/2010                        1.25                 0                 0              0.75%             12.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17               459   $           994              0.50%             12.2%
12/31/2013                        1.93               487               940              0.50%             33.4%
12/31/2012                        1.45               536               775              0.50%             17.0%
12/31/2011                        1.24               567               701              0.50%             -2.0%
12/31/2010                        1.26                 0                 0              0.50%             12.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              0.25%             12.5%
12/31/2013                        1.97                 0                 0              0.25%             33.8%
12/31/2012                        1.47                 0                 0              0.25%             17.3%
12/31/2011                        1.25                 0                 0              0.25%             -1.8%
12/31/2010                        1.28                 0                 0              0.25%             12.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.26               601   $         1,356              0.00%             12.8%
12/31/2013                        2.00               611             1,222              0.00%             34.1%
12/31/2012                        1.49               585               873              0.00%             17.6%
12/31/2011                        1.27               341               433              0.00%             -1.5%
12/31/2010                        1.29                82               106              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               1.2%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,504,903   $    24,584,188           621,469
                                                                         ===============   ===============
Receivables: investments sold                                    6,423
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    36,511,326
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS         OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    36,511,326         8,683,259   $          4.20
Band 100                                                            --                --              4.32
Band 75                                                             --                --              4.45
Band 50                                                             --                --              4.57
Band 25                                                             --                --              4.71
Band 0                                                              --                --              5.38
                                                       ---------------   ---------------
 Total                                                 $    36,511,326         8,683,259
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        56,501
Mortality & expense charges                                                                       (454,773)
                                                                                           ---------------
Net investment income (loss)                                                                      (398,272)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,952,204
Realized gain distributions                                                                      5,724,715
Net change in unrealized appreciation (depreciation)                                            (3,936,041)
                                                                                           ---------------
Net gain (loss)                                                                                  3,740,878
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,342,606
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (398,272)  $           (178,078)
Net realized gain (loss)                                                   1,952,204              4,330,225
Realized gain distributions                                                5,724,715                     --
Net change in unrealized appreciation (depreciation)                      (3,936,041)             6,417,369

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,342,606             10,569,516
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,543,001              2,220,086
Cost of units redeemed                                                    (4,804,479)           (13,037,470)
Account charges                                                              (12,091)               (12,341)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,273,569)           (10,829,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,037               (260,209)
Net assets, beginning                                                     36,442,289             36,702,498
                                                                --------------------   --------------------
Net assets, ending                                              $         36,511,326   $         36,442,289
                                                                ====================   ====================

Units sold                                                                   412,950                719,008
Units redeemed                                                            (1,229,142)            (3,982,629)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (816,192)            (3,263,621)
Units outstanding, beginning                                               9,499,451             12,763,072
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,683,259              9,499,451
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $        328,077,424
Cost of units redeemed/account charges                                                         (318,980,678)
Net investment income (loss)                                                                     11,660,447
Net realized gain (loss)                                                                        (12,223,095)
Realized gain distributions                                                                      16,056,513
Net change in unrealized appreciation (depreciation)                                             11,920,715
                                                                                       --------------------
Net assets                                                                             $         36,511,326
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.20             8,683   $        36,511              1.25%              9.6%
12/31/2013                        3.84             9,499            36,442              1.25%             33.4%
12/31/2012                        2.88            12,763            36,702              1.25%              8.5%
12/31/2011                        2.65            14,618            38,743              1.25%             -1.6%
12/31/2010                        2.69            16,476            44,371              1.25%             12.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.32                 0   $             0              1.00%              9.9%
12/31/2013                        3.94                 0                 0              1.00%             33.7%
12/31/2012                        2.94                 0                 0              1.00%              8.8%
12/31/2011                        2.71                 0                 0              1.00%             -1.3%
12/31/2010                        2.74                 0                 0              1.00%             12.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.45                 0   $             0              0.75%             10.2%
12/31/2013                        4.04                 0                 0              0.75%             34.1%
12/31/2012                        3.01                 0                 0              0.75%              9.0%
12/31/2011                        2.76                 0                 0              0.75%             -1.1%
12/31/2010                        2.79                 0                 0              0.75%             12.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.57                 0   $             0              0.50%             10.4%
12/31/2013                        4.14                 0                 0              0.50%             34.4%
12/31/2012                        3.08                 0                 0              0.50%              9.3%
12/31/2011                        2.82                 0                 0              0.50%             -0.8%
12/31/2010                        2.84                 0                 0              0.50%             12.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.71                 0   $             0              0.25%             10.7%
12/31/2013                        4.25                 0                 0              0.25%             34.7%
12/31/2012                        3.15                 0                 0              0.25%              9.6%
12/31/2011                        2.88                 0                 0              0.25%             -0.6%
12/31/2010                        2.90                 0                 0              0.25%             13.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.38                 0   $             0              0.00%             11.0%
12/31/2013                        4.85                 0                 0              0.00%             35.1%
12/31/2012                        3.59                 0                 0              0.00%              9.9%
12/31/2011                        3.27                 0                 0              0.00%             -0.3%
12/31/2010                        3.28                 0                 0              0.00%             13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.2%
                2013               0.8%
                2012               1.2%
                2011               1.0%
                2010               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER SMALL CAP GROWTH INSTITUTIONAL FUND I CLASS - 015570104

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       787,479   $       905,321            33,529
                                                                         ===============   ===============
Receivables: investments sold                                      128
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       787,607
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       787,607           508,835   $          1.55
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $       787,607           508,835
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (22,144)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,144)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           851,133
Realized gain distributions                                                                        146,269
Net change in unrealized appreciation (depreciation)                                              (946,392)
                                                                                           ---------------
Net gain (loss)                                                                                     51,010
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        28,866
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,144)  $            (86,782)
Net realized gain (loss)                                                     851,133                204,227
Realized gain distributions                                                  146,269              1,300,913
Net change in unrealized appreciation (depreciation)                        (946,392)               497,191
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,866              1,915,549
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     322,157                574,397
Cost of units redeemed                                                    (7,058,049)            (1,052,874)
Account charges                                                                 (166)                  (794)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,736,058)              (479,271)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,707,192)             1,436,278
Net assets, beginning                                                      7,494,799              6,058,521
                                                                --------------------   --------------------
Net assets, ending                                              $            787,607   $          7,494,799
                                                                ====================   ====================

Units sold                                                                   213,936                687,162
Units redeemed                                                            (4,474,897)            (1,026,636)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,260,961)              (339,474)
Units outstanding, beginning                                               4,769,796              5,109,270
                                                                --------------------   --------------------
Units outstanding, ending                                                    508,835              4,769,796
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          9,481,529
Cost of units redeemed/account charges                                                          (12,072,788)
Net investment income (loss)                                                                       (353,045)
Net realized gain (loss)                                                                          1,499,801
Realized gain distributions                                                                       2,349,952
Net change in unrealized appreciation (depreciation)                                               (117,842)
                                                                                       --------------------
Net assets                                                                             $            787,607
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55               509   $           788              1.25%             -1.5%
12/31/2013                        1.57             4,770             7,495              1.25%             32.5%
12/31/2012                        1.19             5,109             6,059              1.25%             11.0%
12/31/2011                        1.07             5,516             5,891              1.25%             -4.1%
12/31/2010                        1.11             4,811             5,358              1.25%             24.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              1.00%             -1.2%
12/31/2013                        1.60                 0                 0              1.00%             32.8%
12/31/2012                        1.20                 0                 0              1.00%             11.3%
12/31/2011                        1.08                 0                 0              1.00%             -3.9%
12/31/2010                        1.13                 0                 0              1.00%             24.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             -1.0%
12/31/2013                        1.63                 0                 0              0.75%             33.2%
12/31/2012                        1.22                 0                 0              0.75%             11.6%
12/31/2011                        1.10                 0                 0              0.75%             -3.6%
12/31/2010                        1.14                 0                 0              0.75%             24.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%             -0.7%
12/31/2013                        1.66                 0                 0              0.50%             33.5%
12/31/2012                        1.24                 0                 0              0.50%             11.9%
12/31/2011                        1.11                 0                 0              0.50%             -3.4%
12/31/2010                        1.15                 0                 0              0.50%             25.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%             -0.5%
12/31/2013                        1.69                 0                 0              0.25%             33.8%
12/31/2012                        1.26                 0                 0              0.25%             12.1%
12/31/2011                        1.12                 0                 0              0.25%             -3.1%
12/31/2010                        1.16                 0                 0              0.25%             25.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.00%             -0.3%
12/31/2013                        1.72                 0                 0              0.00%             34.2%
12/31/2012                        1.28                 0                 0              0.00%             12.4%
12/31/2011                        1.14                 0                 0              0.00%             -2.9%
12/31/2010                        1.17                 0                 0              0.00%             25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALGER SMALL CAP GROWTH INSTITUTIONAL FUND R CLASS - 015570708

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------

Investments                                            $       136,492   $       159,093             6,390
                                                                         ===============   ===============
Receivables: investments sold                                        6
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       136,498
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       136,498            91,806   $          1.49
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.61
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $       136,498            91,806
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,249)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,249)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,323)
Realized gain distributions                                                                         34,063
Net change in unrealized appreciation (depreciation)                                               (32,898)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,158)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,407)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,249)  $             (4,942)
Net realized gain (loss)                                                      (5,323)                26,313
Realized gain distributions                                                   34,063                 62,064
Net change in unrealized appreciation (depreciation)                         (32,898)                23,752
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,407)               107,187
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      44,371                 84,454
Cost of units redeemed                                                      (255,215)              (405,281)
Account charges                                                                  (34)                   (34)
                                                                --------------------   --------------------
Increase (decrease)                                                         (210,878)              (320,861)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (218,285)              (213,674)
Net assets, beginning                                                        354,783                568,457
                                                                --------------------   --------------------
Net assets, ending                                              $            136,498   $            354,783
                                                                ====================   ====================

Units sold                                                                    30,277                 64,713
Units redeemed                                                              (172,406)              (325,059)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (142,129)              (260,346)
Units outstanding, beginning                                                 233,935                494,281
                                                                --------------------   --------------------
Units outstanding, ending                                                     91,806                233,935
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,304,163
Cost of units redeemed/account charges                                                           (1,422,538)
Net investment income (loss)                                                                        (38,138)
Net realized gain (loss)                                                                            130,494
Realized gain distributions                                                                         185,118
Net change in unrealized appreciation (depreciation)                                                (22,601)
                                                                                       --------------------
Net assets                                                                             $            136,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                92   $           136              1.25%             -2.0%
12/31/2013                        1.52               234               355              1.25%             31.9%
12/31/2012                        1.15               494               568              1.25%             10.5%
12/31/2011                        1.04               506               527              1.25%             -4.6%
12/31/2010                        1.09               708               773              1.25%             23.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              1.00%             -1.7%
12/31/2013                        1.54                 0                 0              1.00%             32.2%
12/31/2012                        1.17                 0                 0              1.00%             10.7%
12/31/2011                        1.05                 0                 0              1.00%             -4.3%
12/31/2010                        1.10                 0                 0              1.00%             23.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%             -1.5%
12/31/2013                        1.57                 0                 0              0.75%             32.5%
12/31/2012                        1.19                 0                 0              0.75%             11.0%
12/31/2011                        1.07                 0                 0              0.75%             -4.1%
12/31/2010                        1.11                 0                 0              0.75%             24.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.50%             -1.2%
12/31/2013                        1.60                 0                 0              0.50%             32.9%
12/31/2012                        1.20                 0                 0              0.50%             11.3%
12/31/2011                        1.08                 0                 0              0.50%             -3.9%
12/31/2010                        1.13                 0                 0              0.50%             24.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.25%             -1.0%
12/31/2013                        1.63                 0                 0              0.25%             33.2%
12/31/2012                        1.22                 0                 0              0.25%             11.6%
12/31/2011                        1.10                 0                 0              0.25%             -3.6%
12/31/2010                        1.14                 0                 0              0.25%             24.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.00%             -0.7%
12/31/2013                        1.66                 0                 0              0.00%             33.5%
12/31/2012                        1.24                 0                 0              0.00%             11.8%
12/31/2011                        1.11                 0                 0              0.00%             -3.4%
12/31/2010                        1.15                 0                 0              0.00%             25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY R CLASS - 01879T359

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,901   $         4,093               350
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         3,902
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,902             3,652   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $         3,902             3,652
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           110
Mortality & expense charges                                                                           (234)
                                                                                           ---------------
Net investment income (loss)                                                                          (124)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               467
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,061)
                                                                                           ---------------
Net gain (loss)                                                                                       (594)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (718)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (124)  $                200
Net realized gain (loss)                                                         467                    582
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,061)                   583
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (718)                 1,365
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,604                  5,522
Cost of units redeemed                                                       (30,115)                (5,852)
Account charges                                                                  (40)                   (41)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,551)                  (371)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,269)                   994
Net assets, beginning                                                         15,171                 14,177
                                                                --------------------   --------------------
Net assets, ending                                              $              3,902   $             15,171
                                                                ====================   ====================

Units sold                                                                    17,890                  8,399
Units redeemed                                                               (28,653)                (8,681)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,763)                  (282)
Units outstanding, beginning                                                  14,415                 14,697
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,652                 14,415
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            318,820
Cost of units redeemed/account charges                                                             (373,790)
Net investment income (loss)                                                                          5,811
Net realized gain (loss)                                                                             51,680
Realized gain distributions                                                                           1,573
Net change in unrealized appreciation (depreciation)                                                   (192)
                                                                                       --------------------
Net assets                                                                             $              3,902
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 4   $             4              1.25%              1.5%
12/31/2013                        1.05                14                15              1.25%              9.1%
12/31/2012                        0.96                15                14              1.25%              8.0%
12/31/2011                        0.89               147               131              1.25%             -3.0%
12/31/2010                        0.92               179               165              1.25%             10.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              1.8%
12/31/2013                        1.07                 0                 0              1.00%              9.4%
12/31/2012                        0.98                 0                 0              1.00%              8.3%
12/31/2011                        0.90                 0                 0              1.00%             -2.8%
12/31/2010                        0.93                 0                 0              1.00%             10.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              2.0%
12/31/2013                        1.09                 0                 0              0.75%              9.6%
12/31/2012                        0.99                 0                 0              0.75%              8.5%
12/31/2011                        0.91                 0                 0              0.75%             -2.5%
12/31/2010                        0.94                 0                 0              0.75%             11.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              2.3%
12/31/2013                        1.10                 0                 0              0.50%              9.9%
12/31/2012                        1.00                 0                 0              0.50%              8.8%
12/31/2011                        0.92                 0                 0              0.50%             -2.3%
12/31/2010                        0.94                 0                 0              0.50%             11.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              2.5%
12/31/2013                        1.12                 0                 0              0.25%             10.2%
12/31/2012                        1.02                 0                 0              0.25%              9.1%
12/31/2011                        0.93                 0                 0              0.25%             -2.0%
12/31/2010                        0.95                 0                 0              0.25%             11.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              2.8%
12/31/2013                        1.14                 0                 0              0.00%             10.5%
12/31/2012                        1.03                 0                 0              0.00%              9.4%
12/31/2011                        0.94                 0                 0              0.00%             -1.8%
12/31/2010                        0.96                 0                 0              0.00%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.2%
                2013               2.7%
                2012               2.8%
                2011               2.0%
                2010               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY R CLASS - 01879T326

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       112,717   $       102,221             9,841
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (37)
                                                       ---------------
Net assets                                             $       112,680
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       112,680           106,259   $          1.06
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       112,680           106,259
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,403
Mortality & expense charges                                                                         (2,858)
                                                                                           ---------------
Net investment income (loss)                                                                           545
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,539
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (24,334)
                                                                                           ---------------
Net gain (loss)                                                                                      3,205
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,750
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                545   $              2,709
Net realized gain (loss)                                                      27,539                 15,031
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (24,334)                10,528

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,750                 28,268
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,793                 27,579
Cost of units redeemed                                                      (164,574)              (125,006)
Account charges                                                                 (324)                  (331)
                                                                --------------------   --------------------
Increase (decrease)                                                         (140,105)               (97,758)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (136,355)               (69,490)
Net assets, beginning                                                        249,035                318,525
                                                                --------------------   --------------------
Net assets, ending                                              $            112,680   $            249,035
                                                                ====================   ====================

Units sold                                                                    23,752                 28,029
Units redeemed                                                              (156,050)              (130,123)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,298)              (102,094)
Units outstanding, beginning                                                 238,557                340,651
                                                                --------------------   --------------------
Units outstanding, ending                                                    106,259                238,557
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            876,388
Cost of units redeemed/account charges                                                             (961,751)
Net investment income (loss)                                                                         27,925
Net realized gain (loss)                                                                            151,675
Realized gain distributions                                                                           7,947
Net change in unrealized appreciation (depreciation)                                                 10,496
                                                                                       --------------------
Net assets                                                                             $            112,680
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06               106   $           113              1.25%              1.6%
12/31/2013                        1.04               239               249              1.25%             11.6%
12/31/2012                        0.94               341               319              1.25%              9.1%
12/31/2011                        0.86               528               453              1.25%             -4.2%
12/31/2010                        0.89               838               749              1.25%             10.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              1.8%
12/31/2013                        1.06                 0                 0              1.00%             11.9%
12/31/2012                        0.95                 0                 0              1.00%              9.4%
12/31/2011                        0.87                 0                 0              1.00%             -3.9%
12/31/2010                        0.90                 0                 0              1.00%             11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              2.1%
12/31/2013                        1.08                 0                 0              0.75%             12.2%
12/31/2012                        0.96                 0                 0              0.75%              9.7%
12/31/2011                        0.87                 0                 0              0.75%             -3.7%
12/31/2010                        0.91                 0                 0              0.75%             11.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              2.3%
12/31/2013                        1.09                 0                 0              0.50%             12.5%
12/31/2012                        0.97                 0                 0              0.50%              9.9%
12/31/2011                        0.88                 0                 0              0.50%             -3.4%
12/31/2010                        0.92                 0                 0              0.50%             11.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              2.6%
12/31/2013                        1.11                 0                 0              0.25%             12.8%
12/31/2012                        0.98                 0                 0              0.25%             10.2%
12/31/2011                        0.89                 0                 0              0.25%             -3.2%
12/31/2010                        0.92                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%              2.9%
12/31/2013                        1.13                 0                 0              0.00%             13.0%
12/31/2012                        1.00                 0                 0              0.00%             10.5%
12/31/2011                        0.90                 0                 0              0.00%             -3.0%
12/31/2010                        0.93                 0                 0              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.9%
                2013               2.0%
                2012               2.2%
                2011               1.5%
                2010               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY R CLASS - 01879T284

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       475,667   $       419,090            41,400
                                                                         ===============   ===============
Receivables: investments sold                                       21
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       475,688
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       475,688           456,302   $          1.04
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $       475,688           456,302
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                        For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        13,947
Mortality & expense charges                                                                         (6,445)
                                                                                           ---------------
Net investment income (loss)                                                                         7,502
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,862
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (18,980)
                                                                                           ---------------
Net gain (loss)                                                                                      4,882
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,502   $              6,053
Net realized gain (loss)                                                      23,862                 15,421
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (18,980)                43,548
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,384                 65,022
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      61,969                 66,776
Cost of units redeemed                                                      (119,248)              (152,711)
Account charges                                                                 (536)                  (509)
                                                                --------------------   --------------------
Increase (decrease)                                                          (57,815)               (86,444)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,431)               (21,422)
Net assets, beginning                                                        521,119                542,541
                                                                --------------------   --------------------
Net assets, ending                                              $            475,688   $            521,119
                                                                ====================   ====================

Units sold                                                                    67,113                 73,677
Units redeemed                                                              (118,950)              (168,352)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (51,837)               (94,675)
Units outstanding, beginning                                                 508,139                602,814
                                                                --------------------   --------------------
Units outstanding, ending                                                    456,302                508,139
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,490,452
Cost of units redeemed/account charges                                                           (1,353,669)
Net investment income (loss)                                                                         36,654
Net realized gain (loss)                                                                            243,363
Realized gain distributions                                                                           2,311
Net change in unrealized appreciation (depreciation)                                                 56,577
                                                                                       --------------------
Net assets                                                                             $            475,688
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04               456   $           476              1.25%              1.7%
12/31/2013                        1.03               508               521              1.25%             13.9%
12/31/2012                        0.90               603               543              1.25%              9.5%
12/31/2011                        0.82               799               657              1.25%             -5.5%
12/31/2010                        0.87             1,201             1,044              1.25%             11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              1.9%
12/31/2013                        1.04                 0                 0              1.00%             14.2%
12/31/2012                        0.91                 0                 0              1.00%              9.8%
12/31/2011                        0.83                 0                 0              1.00%             -5.2%
12/31/2010                        0.88                 0                 0              1.00%             11.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              2.2%
12/31/2013                        1.06                 0                 0              0.75%             14.5%
12/31/2012                        0.92                 0                 0              0.75%             10.1%
12/31/2011                        0.84                 0                 0              0.75%             -5.0%
12/31/2010                        0.88                 0                 0              0.75%             11.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              2.4%
12/31/2013                        1.07                 0                 0              0.50%             14.8%
12/31/2012                        0.94                 0                 0              0.50%             10.4%
12/31/2011                        0.85                 0                 0              0.50%             -4.7%
12/31/2010                        0.89                 0                 0              0.50%             12.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%              2.7%
12/31/2013                        1.09                 0                 0              0.25%             15.1%
12/31/2012                        0.95                 0                 0              0.25%             10.7%
12/31/2011                        0.86                 0                 0              0.25%             -4.5%
12/31/2010                        0.90                 0                 0              0.25%             12.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              2.9%
12/31/2013                        1.11                 0                 0              0.00%             15.4%
12/31/2012                        0.96                 0                 0              0.00%             10.9%
12/31/2011                        0.87                 0                 0              0.00%             -4.3%
12/31/2010                        0.90                 0                 0              0.00%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          2.3%
      2012          1.6%
      2011          1.4%
      2010          2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY R CLASS - 01879T250

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       330,453   $       282,705            27,723
                                                                         ===============   ===============
Receivables: investments sold                                       12
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       330,465
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       330,465           319,508   $          1.03
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       330,465           319,508
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,206
Mortality & expense charges                                                                         (4,189)
                                                                                           ---------------
Net investment income (loss)                                                                         5,017
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,665
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (8,954)
                                                                                           ---------------
Net gain (loss)                                                                                      1,711
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,728
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,017   $              3,757
Net realized gain (loss)                                                      10,665                 40,536
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (8,954)                13,385
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,728                 57,678
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,413                 40,968
Cost of units redeemed                                                       (50,128)              (341,734)
Account charges                                                                 (284)                  (230)
                                                                --------------------   --------------------
Increase (decrease)                                                          (13,999)              (300,996)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,271)              (243,318)
Net assets, beginning                                                        337,736                581,054
                                                                --------------------   --------------------
Net assets, ending                                              $            330,465   $            337,736
                                                                ====================   ====================

Units sold                                                                    35,201                 43,885
Units redeemed                                                               (47,999)              (378,188)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,798)              (334,303)
Units outstanding, beginning                                                 332,306                666,609
                                                                --------------------   --------------------
Units outstanding, ending                                                    319,508                332,306
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,371,157
Cost of units redeemed/account charges                                                           (1,338,359)
Net investment income (loss)                                                                         25,555
Net realized gain (loss)                                                                            222,754
Realized gain distributions                                                                           1,610
Net change in unrealized appreciation (depreciation)                                                 47,748
                                                                                       --------------------
Net assets                                                                             $            330,465
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03               320   $           330              1.25%              1.8%
12/31/2013                        1.02               332               338              1.25%             16.6%
12/31/2012                        0.87               667               581              1.25%             10.3%
12/31/2011                        0.79               973               769              1.25%             -6.7%
12/31/2010                        0.85             1,223             1,036              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              2.0%
12/31/2013                        1.03                 0                 0              1.00%             16.9%
12/31/2012                        0.88                 0                 0              1.00%             10.6%
12/31/2011                        0.80                 0                 0              1.00%             -6.5%
12/31/2010                        0.85                 0                 0              1.00%             11.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              2.3%
12/31/2013                        1.05                 0                 0              0.75%             17.2%
12/31/2012                        0.89                 0                 0              0.75%             10.9%
12/31/2011                        0.81                 0                 0              0.75%             -6.2%
12/31/2010                        0.86                 0                 0              0.75%             12.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              2.5%
12/31/2013                        1.06                 0                 0              0.50%             17.5%
12/31/2012                        0.91                 0                 0              0.50%             11.2%
12/31/2011                        0.81                 0                 0              0.50%             -6.0%
12/31/2010                        0.87                 0                 0              0.50%             12.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%              2.8%
12/31/2013                        1.08                 0                 0              0.25%             17.8%
12/31/2012                        0.92                 0                 0              0.25%             11.4%
12/31/2011                        0.82                 0                 0              0.25%             -5.8%
12/31/2010                        0.87                 0                 0              0.25%             12.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.00%              3.0%
12/31/2013                        1.10                 0                 0              0.00%             18.1%
12/31/2012                        0.93                 0                 0              0.00%             11.7%
12/31/2011                        0.83                 0                 0              0.00%             -5.5%
12/31/2010                        0.88                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          1.7%
      2012          1.3%
      2011          1.3%
      2010          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY R CLASS - 01879T227

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       298,254   $       248,238            24,524
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (39)
                                                       ---------------
Net assets                                             $       298,215
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       298,215           287,901   $          1.04
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       298,215           287,901
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,118
Mortality & expense charges                                                                         (3,555)
                                                                                           ---------------
Net investment income (loss)                                                                         4,563
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               527
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   395
                                                                                           ---------------
Net gain (loss)                                                                                        922
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,485
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,563   $              2,401
Net realized gain (loss)                                                         527                  6,073
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             395                 33,458
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,485                 41,932
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,063                 17,636
Cost of units redeemed                                                          (215)               (17,870)
Account charges                                                                 (332)                  (479)
                                                                --------------------   --------------------
Increase (decrease)                                                           26,516                   (713)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,001                 41,219
Net assets, beginning                                                        266,214                224,995
                                                                --------------------   --------------------
Net assets, ending                                              $            298,215   $            266,214
                                                                ====================   ====================

Units sold                                                                    26,143                 41,894
Units redeemed                                                                  (522)               (43,761)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,621                 (1,867)
Units outstanding, beginning                                                 262,280                264,147
                                                                --------------------   --------------------
Units outstanding, ending                                                    287,901                262,280
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            779,695
Cost of units redeemed/account charges                                                             (670,776)
Net investment income (loss)                                                                         13,578
Net realized gain (loss)                                                                            120,216
Realized gain distributions                                                                           5,486
Net change in unrealized appreciation (depreciation)                                                 50,016
                                                                                       --------------------
Net assets                                                                             $            298,215
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04               288   $           298              1.25%              2.1%
12/31/2013                        1.01               262               266              1.25%             19.2%
12/31/2012                        0.85               264               225              1.25%             11.2%
12/31/2011                        0.77               503               385              1.25%             -7.8%
12/31/2010                        0.83               787               654              1.25%             11.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              2.3%
12/31/2013                        1.03                 0                 0              1.00%             19.5%
12/31/2012                        0.86                 0                 0              1.00%             11.5%
12/31/2011                        0.77                 0                 0              1.00%             -7.6%
12/31/2010                        0.84                 0                 0              1.00%             11.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              2.6%
12/31/2013                        1.05                 0                 0              0.75%             19.8%
12/31/2012                        0.87                 0                 0              0.75%             11.8%
12/31/2011                        0.78                 0                 0              0.75%             -7.4%
12/31/2010                        0.84                 0                 0              0.75%             11.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              2.8%
12/31/2013                        1.06                 0                 0              0.50%             20.1%
12/31/2012                        0.89                 0                 0              0.50%             12.0%
12/31/2011                        0.79                 0                 0              0.50%             -7.1%
12/31/2010                        0.85                 0                 0              0.50%             12.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%              3.1%
12/31/2013                        1.08                 0                 0              0.25%             20.4%
12/31/2012                        0.90                 0                 0              0.25%             12.3%
12/31/2011                        0.80                 0                 0              0.25%             -6.9%
12/31/2010                        0.86                 0                 0              0.25%             12.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.00%              3.3%
12/31/2013                        1.10                 0                 0              0.00%             20.7%
12/31/2012                        0.91                 0                 0              0.00%             12.6%
12/31/2011                        0.81                 0                 0              0.00%             -6.7%
12/31/2010                        0.86                 0                 0              0.00%             12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.9%
      2013          2.2%
      2012          1.1%
      2011          1.0%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY R CLASS - 01879T185

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       267,297   $       219,200            21,590
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (11)
                                                       ---------------
Net assets                                             $       267,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       267,286           259,700   $          1.03
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       267,286           259,700
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,764
Mortality & expense charges                                                                         (3,164)
                                                                                           ---------------
Net investment income (loss)                                                                         3,600
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,224
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   796
                                                                                           ---------------
Net gain (loss)                                                                                      2,020
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,620
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,600   $              1,365
Net realized gain (loss)                                                       1,224                  5,153
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             796                 32,957
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,620                 39,475
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      32,491                 30,685
Cost of units redeemed                                                        (3,334)               (38,739)
Account charges                                                                 (389)                  (195)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,768                 (8,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,388                 31,226
Net assets, beginning                                                        232,898                201,672
                                                                --------------------   --------------------
Net assets, ending                                              $            267,286   $            232,898
                                                                ====================   ====================

Units sold                                                                    32,623                 33,547
Units redeemed                                                                (4,471)               (44,431)
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,152                (10,884)
Units outstanding, beginning                                                 231,548                242,432
                                                                --------------------   --------------------
Units outstanding, ending                                                    259,700                231,548
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            649,381
Cost of units redeemed/account charges                                                             (530,982)
Net investment income (loss)                                                                          4,677
Net realized gain (loss)                                                                             94,242
Realized gain distributions                                                                           1,871
Net change in unrealized appreciation (depreciation)                                                 48,097
                                                                                       --------------------
Net assets                                                                             $            267,286
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03               260   $           267              1.25%              2.3%
12/31/2013                        1.01               232               233              1.25%             20.9%
12/31/2012                        0.83               242               202              1.25%             11.6%
12/31/2011                        0.75               423               316              1.25%             -8.5%
12/31/2010                        0.82               600               489              1.25%             11.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              2.6%
12/31/2013                        1.02                 0                 0              1.00%             21.2%
12/31/2012                        0.84                 0                 0              1.00%             11.9%
12/31/2011                        0.75                 0                 0              1.00%             -8.3%
12/31/2010                        0.82                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              2.8%
12/31/2013                        1.04                 0                 0              0.75%             21.5%
12/31/2012                        0.85                 0                 0              0.75%             12.1%
12/31/2011                        0.76                 0                 0              0.75%             -8.1%
12/31/2010                        0.83                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              3.1%
12/31/2013                        1.05                 0                 0              0.50%             21.8%
12/31/2012                        0.86                 0                 0              0.50%             12.4%
12/31/2011                        0.77                 0                 0              0.50%             -7.9%
12/31/2010                        0.83                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%              3.4%
12/31/2013                        1.07                 0                 0              0.25%             22.1%
12/31/2012                        0.88                 0                 0              0.25%             12.7%
12/31/2011                        0.78                 0                 0              0.25%             -7.6%
12/31/2010                        0.84                 0                 0              0.25%             12.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.00%              3.6%
12/31/2013                        1.09                 0                 0              0.00%             22.4%
12/31/2012                        0.89                 0                 0              0.00%             13.0%
12/31/2011                        0.79                 0                 0              0.00%             -7.4%
12/31/2010                        0.85                 0                 0              0.00%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.7%
      2013          1.8%
      2012          0.9%
      2011          0.8%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY R CLASS - 01879T151

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       139,370   $       113,714            11,087
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $       139,366
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       139,366           133,204   $          1.05
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $       139,366           133,204
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,047
Mortality & expense charges                                                                         (1,693)
                                                                                           ---------------
Net investment income (loss)                                                                         2,354
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,356
Realized gain distributions                                                                          2,734
Net change in unrealized appreciation (depreciation)                                                (3,706)
                                                                                           ---------------
Net gain (loss)                                                                                      1,384
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,738
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,354   $               (237)
Net realized gain (loss)                                                       2,356                 70,315
Realized gain distributions                                                    2,734                     --
Net change in unrealized appreciation (depreciation)                          (3,706)               (31,294)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,738                 38,784
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,253                 14,539
Cost of units redeemed                                                        (7,808)              (284,002)
Account charges                                                                 (102)                  (203)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,343               (269,666)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,081               (230,882)
Net assets, beginning                                                        131,285                362,167
                                                                --------------------   --------------------
Net assets, ending                                              $            139,366   $            131,285
                                                                ====================   ====================

Units sold                                                                    11,799                 33,594
Units redeemed                                                                (7,389)              (339,299)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,410               (305,705)
Units outstanding, beginning                                                 128,794                434,499
                                                                --------------------   --------------------
Units outstanding, ending                                                    133,204                128,794
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            644,938
Cost of units redeemed/account charges                                                             (702,203)
Net investment income (loss)                                                                         (1,835)
Net realized gain (loss)                                                                            166,723
Realized gain distributions                                                                           6,087
Net change in unrealized appreciation (depreciation)                                                 25,656
                                                                                       --------------------
Net assets                                                                             $            139,366
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05               133   $           139              1.25%              2.6%
12/31/2013                        1.02               129               131              1.25%             22.3%
12/31/2012                        0.83               434               362              1.25%             12.0%
12/31/2011                        0.74               777               578              1.25%             -9.1%
12/31/2010                        0.82               724               592              1.25%             11.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              2.9%
12/31/2013                        1.04                 0                 0              1.00%             22.6%
12/31/2012                        0.84                 0                 0              1.00%             12.3%
12/31/2011                        0.75                 0                 0              1.00%             -8.8%
12/31/2010                        0.82                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              3.2%
12/31/2013                        1.05                 0                 0              0.75%             22.9%
12/31/2012                        0.86                 0                 0              0.75%             12.6%
12/31/2011                        0.76                 0                 0              0.75%             -8.6%
12/31/2010                        0.83                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              3.4%
12/31/2013                        1.07                 0                 0              0.50%             23.2%
12/31/2012                        0.87                 0                 0              0.50%             12.9%
12/31/2011                        0.77                 0                 0              0.50%             -8.4%
12/31/2010                        0.84                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%              3.7%
12/31/2013                        1.08                 0                 0              0.25%             23.5%
12/31/2012                        0.88                 0                 0              0.25%             13.2%
12/31/2011                        0.78                 0                 0              0.25%             -8.1%
12/31/2010                        0.84                 0                 0              0.25%             12.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              3.9%
12/31/2013                        1.10                 0                 0              0.00%             23.8%
12/31/2012                        0.89                 0                 0              0.00%             13.5%
12/31/2011                        0.78                 0                 0              0.00%             -7.9%
12/31/2010                        0.85                 0                 0              0.00%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.0%
      2013          0.7%
      2012          0.7%
      2011          1.0%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY R CLASS - 01879T128

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        50,616   $        45,121             4,184
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (29)
                                                       ---------------
Net assets                                             $        50,587
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        50,587            48,598   $          1.04
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $        50,587            48,598
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,209
Mortality & expense charges                                                                           (568)
                                                                                           ---------------
Net investment income (loss)                                                                           641
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               341
Realized gain distributions                                                                          2,134
Net change in unrealized appreciation (depreciation)                                                (2,036)
                                                                                           ---------------
Net gain (loss)                                                                                        439
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,080
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                641   $                 24
Net realized gain (loss)                                                         341                  4,797
Realized gain distributions                                                    2,134                     --
Net change in unrealized appreciation (depreciation)                          (2,036)                 3,964
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,080                  8,785
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,247                 10,425
Cost of units redeemed                                                        (1,080)               (53,149)
Account charges                                                                 (178)                  (159)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,989                (42,883)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,069                (34,098)
Net assets, beginning                                                         40,518                 74,616
                                                                --------------------   --------------------
Net assets, ending                                              $             50,587   $             40,518
                                                                ====================   ====================

Units sold                                                                    10,194                 11,397
Units redeemed                                                                (1,472)               (61,661)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,722                (50,264)
Units outstanding, beginning                                                  39,876                 90,140
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,598                 39,876
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                  December 31, 2014

Proceeds from units sold                                                               $            226,962
Cost of units redeemed/account charges                                                             (211,594)
Net investment income (loss)                                                                            107
Net realized gain (loss)                                                                             26,870
Realized gain distributions                                                                           2,747
Net change in unrealized appreciation (depreciation)                                                  5,495
                                                                                       --------------------
Net assets                                                                             $             50,587
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                49   $            51              1.25%              2.4%
12/31/2013                        1.02                40                41              1.25%             22.7%
12/31/2012                        0.83                90                75              1.25%             12.6%
12/31/2011                        0.74               138               101              1.25%             -9.4%
12/31/2010                        0.81               172               140              1.25%             10.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              2.7%
12/31/2013                        1.03                 0                 0              1.00%             23.1%
12/31/2012                        0.84                 0                 0              1.00%             12.9%
12/31/2011                        0.74                 0                 0              1.00%             -9.2%
12/31/2010                        0.82                 0                 0              1.00%             11.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              3.0%
12/31/2013                        1.05                 0                 0              0.75%             23.4%
12/31/2012                        0.85                 0                 0              0.75%             13.2%
12/31/2011                        0.75                 0                 0              0.75%             -8.9%
12/31/2010                        0.82                 0                 0              0.75%             11.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              3.2%
12/31/2013                        1.06                 0                 0              0.50%             23.7%
12/31/2012                        0.86                 0                 0              0.50%             13.5%
12/31/2011                        0.76                 0                 0              0.50%             -8.7%
12/31/2010                        0.83                 0                 0              0.50%             11.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%              3.5%
12/31/2013                        1.08                 0                 0              0.25%             24.0%
12/31/2012                        0.87                 0                 0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -8.5%
12/31/2010                        0.84                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              3.7%
12/31/2013                        1.10                 0                 0              0.00%             24.3%
12/31/2012                        0.88                 0                 0              0.00%             14.0%
12/31/2011                        0.77                 0                 0              0.00%             -8.3%
12/31/2010                        0.84                 0                 0              0.00%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.7%
      2013          0.8%
      2012          0.8%
      2011          0.9%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY R CLASS - 01880E847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       108,789   $       113,617            13,588
                                                                         ===============   ===============
Receivables: investments sold                                       54
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       108,843
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       108,843           101,224   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       108,843           101,224
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,658
Mortality & expense charges                                                                         (1,219)
                                                                                           ---------------
Net investment income (loss)                                                                         1,439
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               121
Realized gain distributions                                                                         16,413
Net change in unrealized appreciation (depreciation)                                               (15,893)
                                                                                           ---------------
Net gain (loss)                                                                                        641
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,080
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,439   $                122
Net realized gain (loss)                                                         121                    734
Realized gain distributions                                                   16,413                  1,951
Net change in unrealized appreciation (depreciation)                         (15,893)                12,178
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,080                 14,985
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,489                 16,059
Cost of units redeemed                                                          (208)               (22,530)
Account charges                                                                 (160)                  (151)
                                                                --------------------   --------------------
Increase (decrease)                                                           24,121                 (6,622)
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,201                  8,363
Net assets, beginning                                                         82,642                 74,279
                                                                --------------------   --------------------
Net assets, ending                                              $            108,843   $             82,642
                                                                ====================   ====================

Units sold                                                                    22,901                 17,032
Units redeemed                                                                  (335)               (25,317)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,566                 (8,285)
Units outstanding, beginning                                                  78,658                 86,943
                                                                --------------------   --------------------
Units outstanding, ending                                                    101,224                 78,658
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            194,928
Cost of units redeemed/account charges                                                             (119,105)
Net investment income (loss)                                                                          1,327
Net realized gain (loss)                                                                             10,260
Realized gain distributions                                                                          26,261
Net change in unrealized appreciation (depreciation)                                                 (4,828)
                                                                                       --------------------
Net assets                                                                             $            108,843
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08               101   $           109              1.25%              2.3%
12/31/2013                        1.05                79                83              1.25%             23.0%
12/31/2012                        0.85                87                74              1.25%             12.9%
12/31/2011                        0.76               133               101              1.25%             -9.5%
12/31/2010                        0.84               103                86              1.25%             10.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              2.6%
12/31/2013                        1.07                 0                 0              1.00%             23.3%
12/31/2012                        0.87                 0                 0              1.00%             13.2%
12/31/2011                        0.76                 0                 0              1.00%             -9.3%
12/31/2010                        0.84                 0                 0              1.00%             11.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              2.9%
12/31/2013                        1.08                 0                 0              0.75%             23.6%
12/31/2012                        0.88                 0                 0              0.75%             13.5%
12/31/2011                        0.77                 0                 0              0.75%             -9.0%
12/31/2010                        0.85                 0                 0              0.75%             11.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              3.1%
12/31/2013                        1.10                 0                 0              0.50%             23.9%
12/31/2012                        0.89                 0                 0              0.50%             13.8%
12/31/2011                        0.78                 0                 0              0.50%             -8.8%
12/31/2010                        0.86                 0                 0              0.50%             11.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              3.4%
12/31/2013                        1.12                 0                 0              0.25%             24.2%
12/31/2012                        0.90                 0                 0              0.25%             14.1%
12/31/2011                        0.79                 0                 0              0.25%             -8.6%
12/31/2010                        0.86                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              3.6%
12/31/2013                        1.13                 0                 0              0.00%             24.5%
12/31/2012                        0.91                 0                 0              0.00%             14.4%
12/31/2011                        0.80                 0                 0              0.00%             -8.4%
12/31/2010                        0.87                 0                 0              0.00%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          1.3%
      2012          0.8%
      2011          0.7%
      2010          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY R CLASS - 01880E763

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        38,491   $        35,375             4,466
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (36)
                                                       ---------------
Net assets                                             $        38,455
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        38,455            36,339   $          1.06
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $        38,455            36,339
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,019
Mortality & expense charges                                                                           (460)
                                                                                           ---------------
Net investment income (loss)                                                                           559
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               131
Realized gain distributions                                                                          3,951
Net change in unrealized appreciation (depreciation)                                                (3,737)
                                                                                           ---------------
Net gain (loss)                                                                                        345
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           904
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                559   $                207
Net realized gain (loss)                                                         131                  1,674
Realized gain distributions                                                    3,951                    692
Net change in unrealized appreciation (depreciation)                          (3,737)                 4,522
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                904                  7,095
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,843                  1,958
Cost of units redeemed                                                          (288)               (15,282)
Account charges                                                                  (69)                   (86)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,486                (13,410)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,390                 (6,315)
Net assets, beginning                                                         35,065                 41,380
                                                                --------------------   --------------------
Net assets, ending                                              $             38,455   $             35,065
                                                                ====================   ====================

Units sold                                                                     2,706                  2,117
Units redeemed                                                                  (337)               (17,459)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,369                (15,342)
Units outstanding, beginning                                                  33,970                 49,312
                                                                --------------------   --------------------
Units outstanding, ending                                                     36,339                 33,970
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             61,760
Cost of units redeemed/account charges                                                              (44,328)
Net investment income (loss)                                                                            571
Net realized gain (loss)                                                                             10,647
Realized gain distributions                                                                           6,689
Net change in unrealized appreciation (depreciation)                                                  3,116
                                                                                       --------------------
Net assets                                                                             $             38,455
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                36   $            38              1.25%              2.5%
12/31/2013                        1.03                34                35              1.25%             23.0%
12/31/2012                        0.84                49                41              1.25%             12.9%
12/31/2011                        0.74                54                40              1.25%             -9.7%
12/31/2010                        0.82                54                45              1.25%             10.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              2.8%
12/31/2013                        1.05                 0                 0              1.00%             23.3%
12/31/2012                        0.85                 0                 0              1.00%             13.2%
12/31/2011                        0.75                 0                 0              1.00%             -9.5%
12/31/2010                        0.83                 0                 0              1.00%             11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              3.0%
12/31/2013                        1.06                 0                 0              0.75%             23.6%
12/31/2012                        0.86                 0                 0              0.75%             13.4%
12/31/2011                        0.76                 0                 0              0.75%             -9.2%
12/31/2010                        0.84                 0                 0              0.75%             11.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              3.3%
12/31/2013                        1.08                 0                 0              0.50%             23.9%
12/31/2012                        0.87                 0                 0              0.50%             13.7%
12/31/2011                        0.77                 0                 0              0.50%             -9.0%
12/31/2010                        0.84                 0                 0              0.50%             11.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              3.6%
12/31/2013                        1.10                 0                 0              0.25%             24.2%
12/31/2012                        0.88                 0                 0              0.25%             14.0%
12/31/2011                        0.77                 0                 0              0.25%             -8.8%
12/31/2010                        0.85                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%              3.8%
12/31/2013                        1.11                 0                 0              0.00%             24.6%
12/31/2012                        0.89                 0                 0              0.00%             14.3%
12/31/2011                        0.78                 0                 0              0.00%             -8.6%
12/31/2010                        0.86                 0                 0              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          1.6%
      2012          0.0%
      2011          0.3%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          ALLIANCEBERNSTEIN HIGH INCOME FUND ADVISOR CLASS - 01859M408

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,608,427   $     7,010,661           737,726
                                                                         ===============   ===============
Receivables: investments sold                                    1,602
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,610,029
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,610,029         6,206,979   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $     6,610,029         6,206,979
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                        For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       366,098
Mortality & expense charges                                                                        (58,584)
                                                                                           ---------------
Net investment income (loss)                                                                       307,514
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (755)
Realized gain distributions                                                                         54,324
Net change in unrealized appreciation (depreciation)                                              (392,702)
                                                                                           ---------------
Net gain (loss)                                                                                   (339,133)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (31,619)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            307,514   $             11,882
Net realized gain (loss)                                                        (755)                    (4)
Realized gain distributions                                                   54,324                  4,773
Net change in unrealized appreciation (depreciation)                        (392,702)                (9,532)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (31,619)                 7,119
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,948,044              4,276,197
Cost of units redeemed                                                    (4,465,131)            (2,104,144)
Account charges                                                              (17,771)                (2,666)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,465,142              2,169,387
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,433,523              2,176,506
Net assets, beginning                                                      2,176,506                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          6,610,029   $          2,176,506
                                                                ====================   ====================

Units sold                                                                 8,574,035              4,118,235
Units redeemed                                                            (4,456,798)            (2,028,493)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,117,237              2,089,742
Units outstanding, beginning                                               2,089,742                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,206,979              2,089,742
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                                   $    13,224,241
Cost of units redeemed/account charges                                                          (6,589,712)
Net investment income (loss)                                                                       319,396
Net realized gain (loss)                                                                              (759)
Realized gain distributions                                                                         59,097
Net change in unrealized appreciation (depreciation)                                              (402,234)
                                                                                           ---------------
Net assets                                                                                 $     6,610,029
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06             6,207   $         6,610              1.25%              2.2%
12/31/2013                        1.04             2,090             2,177              0.00%              4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              2.5%
12/31/2013                        1.04                 0                 0              0.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              2.8%
12/31/2013                        1.04                 0                 0              0.00%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%              3.0%
12/31/2013                        1.05                 0                 0              0.00%              4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              3.3%
12/31/2013                        1.05                 0                 0              0.00%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.00%              3.5%
12/31/2013                        1.05                 0                 0              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          8.3%
      2013          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND R CLASS - 01879K408

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       671,006   $       579,741            39,908
                                                                         ===============   ===============
Receivables: investments sold                                   37,760
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       708,766
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       706,458           395,210   $          1.79
Band 100                                                            --                --              1.83
Band 75                                                             --                --              1.88
Band 50                                                             --                --              1.92
Band 25                                                             --                --              1.97
Band 0                                                           2,308             1,145              2.02
                                                       ---------------   ---------------
 Total                                                 $       708,766           396,355
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                        For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (8,328)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,328)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            53,229
Realized gain distributions                                                                         92,462
Net change in unrealized appreciation (depreciation)                                               (73,763)
                                                                                           ---------------
Net gain (loss)                                                                                     71,928
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        63,600
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,328)  $             (6,269)
Net realized gain (loss)                                                      53,229                  3,341
Realized gain distributions                                                   92,462                     --
Net change in unrealized appreciation (depreciation)                         (73,763)               137,019
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,600                134,091
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      81,298                408,777
Cost of units redeemed                                                      (253,871)               (11,717)
Account charges                                                               (1,524)                  (503)
                                                                --------------------   --------------------
Increase (decrease)                                                         (174,097)               396,557
                                                                --------------------   --------------------
Net increase (decrease)                                                     (110,497)               530,648
Net assets, beginning                                                        819,263                288,615
                                                                --------------------   --------------------
Net assets, ending                                              $            708,766   $            819,263
                                                                ====================   ====================

Units sold                                                                    47,453                281,388
Units redeemed                                                              (159,206)                (8,501)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,753)               272,887
Units outstanding, beginning                                                 508,108                235,221
                                                                --------------------   --------------------
Units outstanding, ending                                                    396,355                508,108
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            995,164
Cost of units redeemed/account charges                                                             (505,534)
Net investment income (loss)                                                                        (19,636)
Net realized gain (loss)                                                                             47,744
Realized gain distributions                                                                          99,763
Net change in unrealized appreciation (depreciation)                                                 91,265
                                                                                       --------------------
Net assets                                                                             $            708,766
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79               395   $           706              1.25%             10.9%
12/31/2013                        1.61               507               817              1.25%             31.4%
12/31/2012                        1.23               234               287              1.25%             14.0%
12/31/2011                        1.08                80                86              1.25%              3.4%
12/31/2010                        1.04                48                50              1.25%             14.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              1.00%             11.2%
12/31/2013                        1.65                 0                 0              1.00%             31.8%
12/31/2012                        1.25                 0                 0              1.00%             14.3%
12/31/2011                        1.09                 0                 0              1.00%              3.7%
12/31/2010                        1.05                 0                 0              1.00%             14.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.75%             11.4%
12/31/2013                        1.68                 0                 0              0.75%             32.1%
12/31/2012                        1.27                 0                 0              0.75%             14.5%
12/31/2011                        1.11                 0                 0              0.75%              4.0%
12/31/2010                        1.07                 0                 0              0.75%             14.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.50%             11.7%
12/31/2013                        1.72                 0                 0              0.50%             32.4%
12/31/2012                        1.30                 0                 0              0.50%             14.8%
12/31/2011                        1.13                 0                 0              0.50%              4.2%
12/31/2010                        1.09                 0                 0              0.50%             14.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.25%             12.0%
12/31/2013                        1.76                 0                 0              0.25%             32.8%
12/31/2012                        1.32                 0                 0              0.25%             15.1%
12/31/2011                        1.15                 0                 0              0.25%              4.5%
12/31/2010                        1.10                 0                 0              0.25%             15.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 1   $             2              0.00%             12.3%
12/31/2013                        1.80                 1                 2              0.00%             33.1%
12/31/2012                        1.35                 1                 2              0.00%             15.4%
12/31/2011                        1.17                 1                 1              0.00%              4.7%
12/31/2010                        1.12                 1                 1              0.00%             15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND R CLASS - 01879X509

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       823,921   $       757,576            51,816
                                                                         ===============   ===============
Receivables: investments sold                                    1,520
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       825,441
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       217,583           166,047   $          1.31
Band 100                                                        49,042            36,537              1.34
Band 75                                                             --                --              1.37
Band 50                                                        558,816           396,780              1.41
Band 25                                                             --                --              1.44
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $       825,441           599,364
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,119)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,119)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,897
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (42,502)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,605)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,724)
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,119)  $              1,878
Net realized gain (loss)                                                      21,897                 13,738
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (42,502)                70,785
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,724)                86,401
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     254,844                 77,101
Cost of units redeemed                                                      (142,890)              (104,458)
Account charges                                                                 (120)                  (109)
                                                                --------------------   --------------------
Increase (decrease)                                                          111,834                (27,466)
                                                                --------------------   --------------------
Net increase (decrease)                                                       86,110                 58,935
Net assets, beginning                                                        739,331                680,396
                                                                --------------------   --------------------
Net assets, ending                                              $            825,441   $            739,331
                                                                ====================   ====================

Units sold                                                                   185,878                 58,911
Units redeemed                                                              (105,110)               (76,382)
                                                                --------------------   --------------------
Net increase (decrease)                                                       80,768                (17,471)
Units outstanding, beginning                                                 518,596                536,067
                                                                --------------------   --------------------
Units outstanding, ending                                                    599,364                518,596
                                                                ====================   ====================


                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          8,952,335
Cost of units redeemed/account charges                                                           (6,166,415)
Net investment income (loss)                                                                         50,617
Net realized gain (loss)                                                                         (2,687,575)
Realized gain distributions                                                                         610,134
Net change in unrealized appreciation (depreciation)                                                 66,345
                                                                                       --------------------
Net assets                                                                             $            825,441
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31               166   $           218              1.25%             -2.9%
12/31/2013                        1.35                79               107              1.25%             11.6%
12/31/2012                        1.21                80                96              1.25%             13.7%
12/31/2011                        1.06                91                97              1.25%            -17.8%
12/31/2010                        1.29               392               507              1.25%             10.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                37   $            49              1.00%             -2.6%
12/31/2013                        1.38                 0                 0              1.00%             11.9%
12/31/2012                        1.23                 0                 0              1.00%             14.0%
12/31/2011                        1.08                 0                 0              1.00%            -17.6%
12/31/2010                        1.31                 0                 0              1.00%             11.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.75%             -2.4%
12/31/2013                        1.41                 0                 0              0.75%             12.2%
12/31/2012                        1.26                 0                 0              0.75%             14.3%
12/31/2011                        1.10                 0                 0              0.75%            -17.4%
12/31/2010                        1.33                 0                 0              0.75%             11.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41               397   $           559              0.50%             -2.2%
12/31/2013                        1.44               439               632              0.50%             12.5%
12/31/2012                        1.28               456               584              0.50%             14.6%
12/31/2011                        1.12               536               598              0.50%            -17.2%
12/31/2010                        1.35               474               640              0.50%             11.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.25%             -1.9%
12/31/2013                        1.47                 0                 0              0.25%             12.8%
12/31/2012                        1.30                 0                 0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%            -17.0%
12/31/2010                        1.37                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.00%             -1.7%
12/31/2013                        1.50                 0                 0              0.00%             13.0%
12/31/2012                        1.33                 0                 0              0.00%             15.2%
12/31/2011                        1.15                 0                 0              0.00%            -16.8%
12/31/2010                        1.39                 0                 0              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.9%
                2012               0.5%
                2011               0.4%
                2010               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND R CLASS - 01877E602

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,384,089   $     3,391,410            76,915
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,828)
                                                       ---------------
Net assets                                             $     3,374,261
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,593,806         1,111,480   $          2.33
Band 100                                                       474,306           198,413              2.39
Band 75                                                             --                --              2.45
Band 50                                                             --                --              2.51
Band 25                                                             --                --              2.57
Band 0                                                         306,149           116,328              2.63
                                                       ---------------   ---------------
 Total                                                 $     3,374,261         1,426,221
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (39,316)
                                                                                           ---------------
Net investment income (loss)                                                                       (39,316)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           117,258
Realized gain distributions                                                                        374,472
Net change in unrealized appreciation (depreciation)                                              (597,252)
                                                                                           ---------------
Net gain (loss)                                                                                   (105,522)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (144,838)
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (39,316)  $            (33,625)
Net realized gain (loss)                                                     117,258                510,431
Realized gain distributions                                                  374,472                203,866
Net change in unrealized appreciation (depreciation)                        (597,252)               383,720
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (144,838)             1,064,392
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,157,334              2,946,494
Cost of units redeemed                                                      (997,020)            (2,573,569)
Account charges                                                                 (800)                (1,947)
                                                                --------------------   --------------------
Increase (decrease)                                                          159,514                370,978
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,676              1,435,370
Net assets, beginning                                                      3,359,585              1,924,215
                                                                --------------------   --------------------
Net assets, ending                                              $          3,374,261   $          3,359,585
                                                                ====================   ====================

Units sold                                                                   690,559              1,664,529
Units redeemed                                                              (645,416)            (1,412,924)
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,143                251,605
Units outstanding, beginning                                               1,381,078              1,129,473
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,426,221              1,381,078
                                                                ====================   ====================


                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          6,385,270
Cost of units redeemed/account charges                                                           (4,382,572)
Net investment income (loss)                                                                       (110,319)
Net realized gain (loss)                                                                            840,717
Realized gain distributions                                                                         648,486
Net change in unrealized appreciation (depreciation)                                                 (7,321)
                                                                                       --------------------
Net assets                                                                             $          3,374,261
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33             1,111   $         2,594              1.25%             -3.3%
12/31/2013                        2.41             1,276             3,077              1.25%             43.0%
12/31/2012                        1.69             1,016             1,714              1.25%             13.2%
12/31/2011                        1.49               641               954              1.25%              2.6%
12/31/2010                        1.45               507               737              1.25%             35.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39               198   $           474              1.00%             -3.0%
12/31/2013                        2.46                 3                 7              1.00%             43.4%
12/31/2012                        1.72                 0                 1              1.00%             13.5%
12/31/2011                        1.51                 0                 0              1.00%              2.8%
12/31/2010                        1.47                 0                 0              1.00%             35.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45                 0   $             0              0.75%             -2.8%
12/31/2013                        2.52                 0                 0              0.75%             43.7%
12/31/2012                        1.75                 0                 0              0.75%             13.8%
12/31/2011                        1.54                 0                 0              0.75%              3.1%
12/31/2010                        1.49                 0                 0              0.75%             35.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.51                 0   $             0              0.50%             -2.5%
12/31/2013                        2.57                 0                 0              0.50%             44.1%
12/31/2012                        1.79                 0                 0              0.50%             14.1%
12/31/2011                        1.57                 0                 0              0.50%              3.3%
12/31/2010                        1.51                 0                 0              0.50%             36.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.57                 0   $             0              0.25%             -2.3%
12/31/2013                        2.63                 0                 0              0.25%             44.4%
12/31/2012                        1.82                 0                 0              0.25%             14.4%
12/31/2011                        1.59                 0                 0              0.25%              3.6%
12/31/2010                        1.54                 0                 0              0.25%             36.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.63               116   $           306              0.00%             -2.0%
12/31/2013                        2.69               102               275              0.00%             44.8%
12/31/2012                        1.86               113               210              0.00%             14.7%
12/31/2011                        1.62                14                23              0.00%              3.9%
12/31/2010                        1.56                11                16              0.00%             36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.5%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND R CLASS - 018636506

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,566,027   $     3,637,221           411,914
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,563)
                                                       ---------------
Net assets                                             $     3,542,464
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,697,262         1,333,504   $          2.02
Band 100                                                       423,928           204,608              2.07
Band 75                                                             --                --              2.12
Band 50                                                         93,329            42,929              2.17
Band 25                                                             --                --              2.23
Band 0                                                         327,945           143,765              2.28
                                                       ---------------   ---------------
 Total                                                 $     3,542,464         1,724,806
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (33,309)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,309)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           154,301
Realized gain distributions                                                                        265,319
Net change in unrealized appreciation (depreciation)                                              (375,451)
                                                                                           ---------------
Net gain (loss)                                                                                     44,169
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,860
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,309)  $            (11,544)
Net realized gain (loss)                                                     154,301                 91,964
Realized gain distributions                                                  265,319                104,192
Net change in unrealized appreciation (depreciation)                        (375,451)               136,981
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,860                321,593
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,333,366              1,359,250
Cost of units redeemed                                                    (1,060,562)              (298,976)
Account charges                                                               (1,674)                  (357)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,271,130              1,059,917
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,281,990              1,381,510
Net assets, beginning                                                      2,260,474                878,964
                                                                --------------------   --------------------
Net assets, ending                                              $          3,542,464   $          2,260,474
                                                                ====================   ====================

Units sold                                                                 1,270,111                700,648
Units redeemed                                                              (665,031)              (174,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                      605,080                526,629
Units outstanding, beginning                                               1,119,726                593,097
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,724,806              1,119,726
                                                                ====================   ====================


                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          5,209,927
Cost of units redeemed/account charges                                                           (2,186,513)
Net investment income (loss)                                                                        (75,482)
Net realized gain (loss)                                                                            206,784
Realized gain distributions                                                                         458,942
Net change in unrealized appreciation (depreciation)                                                (71,194)
                                                                                       --------------------
Net assets                                                                             $          3,542,464
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02             1,334   $         2,697              1.25%              1.1%
12/31/2013                        2.00               960             1,920              1.25%             36.2%
12/31/2012                        1.47               461               677              1.25%             12.8%
12/31/2011                        1.30               438               570              1.25%              1.9%
12/31/2010                        1.28               240               307              1.25%             36.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07               205   $           424              1.00%              1.4%
12/31/2013                        2.04                61               124              1.00%             36.5%
12/31/2012                        1.50                56                84              1.00%             13.1%
12/31/2011                        1.32                50                67              1.00%              2.2%
12/31/2010                        1.30                42                54              1.00%             37.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12                 0   $             0              0.75%              1.6%
12/31/2013                        2.09                 0                 0              0.75%             36.9%
12/31/2012                        1.53                 0                 0              0.75%             13.3%
12/31/2011                        1.35                 0                 0              0.75%              2.4%
12/31/2010                        1.31                 0                 0              0.75%             37.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                43   $            93              0.50%              1.9%
12/31/2013                        2.13                44                93              0.50%             37.2%
12/31/2012                        1.55                76               117              0.50%             13.6%
12/31/2011                        1.37               113               154              0.50%              2.7%
12/31/2010                        1.33               130               173              0.50%             37.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              0.25%              2.2%
12/31/2013                        2.18                 0                 0              0.25%             37.6%
12/31/2012                        1.58                 0                 0              0.25%             13.9%
12/31/2011                        1.39                 0                 0              0.25%              2.9%
12/31/2010                        1.35                 0                 0              0.25%             38.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28               144   $           328              0.00%              2.4%
12/31/2013                        2.23                55               124              0.00%             37.9%
12/31/2012                        1.62                 0                 0              0.00%             14.2%
12/31/2011                        1.41                 0                 0              0.00%              3.2%
12/31/2010                        1.37                 0                 0              0.00%             38.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                ALLIANCEBERNSTEIN VALUE FUND R CLASS - 018915504

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       151,677   $       122,851            10,655
                                                                         ===============   ===============
Receivables: investments sold                                      168
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       151,845
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        72,085            52,997   $          1.36
Band 100                                                        79,760            57,247              1.39
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $       151,845           110,244
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,652
Mortality & expense charges                                                                         (1,741)
                                                                                           ---------------
Net investment income (loss)                                                                           (89)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,757
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,527
                                                                                           ---------------
Net gain (loss)                                                                                     14,284
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        14,195
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (89)  $               (660)
Net realized gain (loss)                                                       7,757                 42,460
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,527                  6,250
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,195                 48,050
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,817                145,405
Cost of units redeemed                                                       (52,676)              (138,824)
Account charges                                                                  (52)                   (54)
                                                                --------------------   --------------------
Increase (decrease)                                                          (38,911)                 6,527
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,716)                54,577
Net assets, beginning                                                        176,561                121,984
                                                                --------------------   --------------------
Net assets, ending                                              $            151,845   $            176,561
                                                                ====================   ====================

Units sold                                                                    14,933                131,003
Units redeemed                                                               (46,183)              (119,866)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,250)                11,137
Units outstanding, beginning                                                 141,494                130,357
                                                                --------------------   --------------------
Units outstanding, ending                                                    110,244                141,494
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            502,129
Cost of units redeemed/account charges                                                             (379,758)
Net investment income (loss)                                                                          2,435
Net realized gain (loss)                                                                            (15,995)
Realized gain distributions                                                                          14,208
Net change in unrealized appreciation (depreciation)                                                 28,826
                                                                                       --------------------
Net assets                                                                             $            151,845
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                53   $            72              1.25%              9.9%
12/31/2013                        1.24                89               110              1.25%             33.5%
12/31/2012                        0.93                70                65              1.25%             13.0%
12/31/2011                        0.82                63                52              1.25%             -5.5%
12/31/2010                        0.87                63                54              1.25%              9.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                57   $            80              1.00%             10.2%
12/31/2013                        1.26                52                66              1.00%             33.8%
12/31/2012                        0.95                60                57              1.00%             13.3%
12/31/2011                        0.83                69                58              1.00%             -5.2%
12/31/2010                        0.88                62                54              1.00%              9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%             10.4%
12/31/2013                        1.29                 0                 0              0.75%             34.1%
12/31/2012                        0.96                 0                 0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -5.0%
12/31/2010                        0.89                 0                 0              0.75%             10.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%             10.7%
12/31/2013                        1.32                 0                 0              0.50%             34.5%
12/31/2012                        0.98                 0                 0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -4.7%
12/31/2010                        0.91                 0                 0              0.50%             10.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%             11.0%
12/31/2013                        1.35                 0                 0              0.25%             34.8%
12/31/2012                        1.00                 0                 0              0.25%             14.2%
12/31/2011                        0.88                 0                 0              0.25%             -4.5%
12/31/2010                        0.92                 0                 0              0.25%             10.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.00%             11.3%
12/31/2013                        1.38                 0                 0              0.00%             35.1%
12/31/2012                        1.02                 0                 0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -4.3%
12/31/2010                        0.93                 0                 0              0.00%             11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.0%
                2013               1.0%
                2012               1.5%
                2011               1.1%
                2010               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALLIANCEBERNSTEIN DISCOVERY VALUE FUND R CLASS - 018914507

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,301,797   $     1,267,894            65,267
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,018)
                                                       ---------------
Net assets                                             $     1,300,779
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       752,734           359,301   $          2.09
Band 100                                                       136,617            63,662              2.15
Band 75                                                             --                --              2.20
Band 50                                                        411,428           182,718              2.25
Band 25                                                             --                --              2.31
Band 0                                                              --                --              2.36
                                                       ---------------   ---------------
 Total                                                 $     1,300,779           605,681
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,506
Mortality & expense charges                                                                        (13,650)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,144)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           105,581
Realized gain distributions                                                                        158,622
Net change in unrealized appreciation (depreciation)                                              (171,213)
                                                                                           ---------------
Net gain (loss)                                                                                     92,990
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        80,846
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,144)  $            (13,754)
Net realized gain (loss)                                                     105,581                100,708
Realized gain distributions                                                  158,622                113,472
Net change in unrealized appreciation (depreciation)                        (171,213)               188,395
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             80,846                388,821
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     495,268                250,423
Cost of units redeemed                                                      (577,761)              (459,628)
Account charges                                                                 (208)                  (366)
                                                                --------------------   --------------------
Increase (decrease)                                                          (82,701)              (209,571)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,855)               179,250
Net assets, beginning                                                      1,302,634              1,123,384
                                                                --------------------   --------------------
Net assets, ending                                              $          1,300,779   $          1,302,634
                                                                ====================   ====================

Units sold                                                                   297,071                262,377
Units redeemed                                                              (343,293)              (373,400)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,222)              (111,023)
Units outstanding, beginning                                                 651,903                762,926
                                                                --------------------   --------------------
Units outstanding, ending                                                    605,681                651,903
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,806,713
Cost of units redeemed/account charges                                                           (2,115,616)
Net investment income (loss)                                                                        (58,270)
Net realized gain (loss)                                                                            223,376
Realized gain distributions                                                                         410,673
Net change in unrealized appreciation (depreciation)                                                 33,903
                                                                                       --------------------
Net assets                                                                             $          1,300,779
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09               359   $           753              1.25%              6.9%
12/31/2013                        1.96               460               902              1.25%             35.1%
12/31/2012                        1.45               568               823              1.25%             16.3%
12/31/2011                        1.25               601               750              1.25%             -9.8%
12/31/2010                        1.38               432               598              1.25%             24.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                64   $           137              1.00%              7.2%
12/31/2013                        2.00                 0                 0              1.00%             35.4%
12/31/2012                        1.48                 0                 0              1.00%             16.6%
12/31/2011                        1.27                 0                 0              1.00%             -9.5%
12/31/2010                        1.40                 0                 0              1.00%             24.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.75%              7.4%
12/31/2013                        2.05                 0                 0              0.75%             35.8%
12/31/2012                        1.51                 0                 0              0.75%             16.9%
12/31/2011                        1.29                 0                 0              0.75%             -9.3%
12/31/2010                        1.42                 0                 0              0.75%             25.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25               183   $           411              0.50%              7.7%
12/31/2013                        2.09               192               401              0.50%             36.1%
12/31/2012                        1.54               195               300              0.50%             17.2%
12/31/2011                        1.31               194               254              0.50%             -9.1%
12/31/2010                        1.44                36                51              0.50%             25.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.31                 0   $             0              0.25%              8.0%
12/31/2013                        2.14                 0                 0              0.25%             36.4%
12/31/2012                        1.57                 0                 0              0.25%             17.5%
12/31/2011                        1.33                 0                 0              0.25%             -8.9%
12/31/2010                        1.46                 0                 0              0.25%             25.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36                 0   $             0              0.00%              8.2%
12/31/2013                        2.18                 0                 0              0.00%             36.8%
12/31/2012                        1.60                 0                 0              0.00%             17.8%
12/31/2011                        1.35                 0                 0              0.00%             -8.6%
12/31/2010                        1.48                 0                 0              0.00%             26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.1%
                2013               0.0%
                2012               0.2%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANCEBERNSTEIN GLOBAL VALUE FUND R CLASS - 018912501

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        38,751   $        35,073             3,436
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (773)
                                                       ---------------
Net assets                                             $        37,978
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        24,174            21,013   $          1.15
Band 100                                                        13,804            11,714              1.18
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $        37,978            32,727
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,777
Mortality & expense charges                                                                           (827)
                                                                                           ---------------
Net investment income (loss)                                                                           950
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,619
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (8,272)
                                                                                           ---------------
Net gain (loss)                                                                                      1,347
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,297
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                950   $                (85)
Net realized gain (loss)                                                       9,619                  1,163
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (8,272)                12,654
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,297                 13,732
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,598                 19,073
Cost of units redeemed                                                       (48,820)                (7,369)
Account charges                                                                  (61)                   (35)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,283)                11,669
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,986)                25,401
Net assets, beginning                                                         68,964                 43,563
                                                                --------------------   --------------------
Net assets, ending                                              $             37,978   $             68,964
                                                                ====================   ====================

Units sold                                                                    25,690                 19,360
Units redeemed                                                               (55,134)                (7,752)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,444)                11,608
Units outstanding, beginning                                                  62,171                 50,563
                                                                --------------------   --------------------
Units outstanding, ending                                                     32,727                 62,171
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,809,215
Cost of units redeemed/account charges                                                           (3,017,500)
Net investment income (loss)                                                                         (6,399)
Net realized gain (loss)                                                                           (947,998)
Realized gain distributions                                                                         196,982
Net change in unrealized appreciation (depreciation)                                                  3,678
                                                                                       --------------------
Net assets                                                                             $             37,978
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                21   $            24              1.25%              3.7%
12/31/2013                        1.11                62                69              1.25%             28.8%
12/31/2012                        0.86                51                44              1.25%             11.0%
12/31/2011                        0.78               120                93              1.25%            -17.2%
12/31/2010                        0.94               117               110              1.25%              6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                12   $            14              1.00%              4.0%
12/31/2013                        1.13                 0                 0              1.00%             29.1%
12/31/2012                        0.88                 0                 0              1.00%             11.3%
12/31/2011                        0.79                 0                 0              1.00%            -16.9%
12/31/2010                        0.95                 0                 0              1.00%              6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%              4.2%
12/31/2013                        1.16                 0                 0              0.75%             29.4%
12/31/2012                        0.90                 0                 0              0.75%             11.6%
12/31/2011                        0.80                 0                 0              0.75%            -16.7%
12/31/2010                        0.96                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%              4.5%
12/31/2013                        1.18                 0                 0              0.50%             29.7%
12/31/2012                        0.91                 0                 0              0.50%             11.9%
12/31/2011                        0.82                 0                 0              0.50%            -16.5%
12/31/2010                        0.98                 0                 0              0.50%              7.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              4.8%
12/31/2013                        1.21                 0                 0              0.25%             30.0%
12/31/2012                        0.93                 0                 0              0.25%             12.1%
12/31/2011                        0.83                 0                 0              0.25%            -16.3%
12/31/2010                        0.99                 0                 0              0.25%              7.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.00%              5.0%
12/31/2013                        1.24                 0                 0              0.00%             30.4%
12/31/2012                        0.95                 0                 0              0.00%             12.4%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%
12/31/2010                        1.00                 0                 0              0.00%              7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               3.3%
                2013               1.1%
                2012               0.5%
                2011               2.9%
                2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND R CLASS - 018913509

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       399,974   $       397,912            33,276
                                                                         ===============   ===============
Receivables: investments sold                                    1,010
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       400,984
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       391,365           399,182   $          0.98
Band 100                                                         9,619             9,578              1.00
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $       400,984           408,760
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        12,187
Mortality & expense charges                                                                         (5,183)
                                                                                           ---------------
Net investment income (loss)                                                                         7,004
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,126
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (44,676)
                                                                                           ---------------
Net gain (loss)                                                                                    (40,550)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (33,546)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,004   $             13,304
Net realized gain (loss)                                                       4,126                    277
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (44,676)                55,640
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (33,546)                69,221
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      49,969                124,146
Cost of units redeemed                                                       (35,308)              (108,480)
Account charges                                                                  (27)                  (289)
                                                                --------------------   --------------------
Increase (decrease)                                                           14,634                 15,377
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,912)                84,598
Net assets, beginning                                                        419,896                335,298
                                                                --------------------   --------------------
Net assets, ending                                              $            400,984   $            419,896
                                                                ====================   ====================

Units sold                                                                    51,626                133,198
Units redeemed                                                               (37,103)              (117,793)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,523                 15,405
Units outstanding, beginning                                                 394,237                378,832
                                                                --------------------   --------------------
Units outstanding, ending                                                    408,760                394,237
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,041,265
Cost of units redeemed/account charges                                                           (1,339,474)
Net investment income (loss)                                                                         40,267
Net realized gain (loss)                                                                           (404,437)
Realized gain distributions                                                                          61,301
Net change in unrealized appreciation (depreciation)                                                  2,062
                                                                                       --------------------
Net assets                                                                             $            400,984
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98               399   $           391              1.25%             -7.9%
12/31/2013                        1.07               394               420              1.25%             20.3%
12/31/2012                        0.89               379               335              1.25%             12.5%
12/31/2011                        0.79               420               331              1.25%            -21.3%
12/31/2010                        1.00               652               651              1.25%              1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                10   $            10              1.00%             -7.7%
12/31/2013                        1.09                 0                 0              1.00%             20.6%
12/31/2012                        0.90                 0                 0              1.00%             12.8%
12/31/2011                        0.80                 0                 0              1.00%            -21.1%
12/31/2010                        1.01                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.75%             -7.5%
12/31/2013                        1.11                 0                 0              0.75%             20.9%
12/31/2012                        0.92                 0                 0              0.75%             13.1%
12/31/2011                        0.81                 0                 0              0.75%            -20.9%
12/31/2010                        1.03                 0                 0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%             -7.3%
12/31/2013                        1.14                 0                 0              0.50%             21.2%
12/31/2012                        0.94                 0                 0              0.50%             13.4%
12/31/2011                        0.83                 0                 0              0.50%            -20.7%
12/31/2010                        1.04                 0                 0              0.50%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%             -7.0%
12/31/2013                        1.16                 0                 0              0.25%             21.5%
12/31/2012                        0.96                 0                 0              0.25%             13.7%
12/31/2011                        0.84                 0                 0              0.25%            -20.5%
12/31/2010                        1.06                 0                 0              0.25%              2.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.00%             -6.8%
12/31/2013                        1.19                 0                 0              0.00%             21.9%
12/31/2012                        0.97                 0                 0              0.00%             14.0%
12/31/2011                        0.85                 0                 0              0.00%            -20.3%
12/31/2010                        1.07                 0                 0              0.00%              3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               3.0%
                2013               4.8%
                2012               3.0%
                2011               2.9%
                2010               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             ALLIANCEBERNSTEIN HIGH INCOME FUND R CLASS - 01859M705

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        54,538   $        58,583             6,098
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (19)
                                                       ---------------
Net assets                                             $        54,519
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        54,519            51,742   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $        54,519            51,742
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,272
Mortality & expense charges                                                                           (351)
                                                                                           ---------------
Net investment income (loss)                                                                         1,921
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                            461
Net change in unrealized appreciation (depreciation)                                                (4,027)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,568)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,647)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,921   $                 14
Net realized gain (loss)                                                          (2)                    --
Realized gain distributions                                                      461                      7
Net change in unrealized appreciation (depreciation)                          (4,027)                   (18)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,647)                     3
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      55,211                  1,356
Cost of units redeemed                                                          (250)                    --
Account charges                                                                 (152)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           54,809                  1,354
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,162                  1,357
Net assets, beginning                                                          1,357                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             54,519   $              1,357
                                                                ====================   ====================

Units sold                                                                    50,813                  1,309
Units redeemed                                                                  (378)                    (2)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,435                  1,307
Units outstanding, beginning                                                   1,307                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     51,742                  1,307
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             56,567
Cost of units redeemed/account charges                                                                 (404)
Net investment income (loss)                                                                          1,935
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                             468
Net change in unrealized appreciation (depreciation)                                                 (4,045)
                                                                                       --------------------
Net assets                                                                             $             54,519
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                52   $            55              1.25%              1.5%
12/31/2013                        1.04                 1                 1              0.00%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              1.7%
12/31/2013                        1.04                 0                 0              0.00%              4.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              2.0%
12/31/2013                        1.04                 0                 0              0.00%              4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              2.2%
12/31/2013                        1.04                 0                 0              0.00%              4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              2.5%
12/31/2013                        1.04                 0                 0              0.00%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              2.8%
12/31/2013                        1.05                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               8.1%
                2013               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY ADVISOR CLASS - 01879T763

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           594   $           576                53
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           594
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           594               537   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $           594               537
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            20
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                            14
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    (7)
                                                                                           ---------------
Net gain (loss)                                                                                         (7)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             7
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 14   $                  7
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              (7)                    19
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  7                     26
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         196                    162
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              196                    162
                                                                --------------------   --------------------
Net increase (decrease)                                                          203                    188
Net assets, beginning                                                            391                    203
                                                                --------------------   --------------------
Net assets, ending                                              $                594   $                391
                                                                ====================   ====================

Units sold                                                                       176                    156
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          176                    156
Units outstanding, beginning                                                     361                    205
                                                                --------------------   --------------------
Units outstanding, ending                                                        537                    361
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                                   $     7,480,409
Cost of units redeemed/account charges                                                          (7,217,707)
Net investment income (loss)                                                                       257,719
Net realized gain (loss)                                                                          (643,133)
Realized gain distributions                                                                        123,288
Net change in unrealized appreciation (depreciation)                                                    18
                                                                                           ---------------
Net assets                                                                                 $           594
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 1   $             1              1.25%              2.1%
12/31/2013                        1.08                 0                 0              1.25%              9.6%
12/31/2012                        0.99                 0                 0              1.25%              8.6%
12/31/2011                        0.91                 1                 1              1.25%             -2.6%
12/31/2010                        0.93                 0                 0              1.25%             11.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              2.3%
12/31/2013                        1.10                 0                 0              1.00%              9.9%
12/31/2012                        1.00                 0                 0              1.00%              8.9%
12/31/2011                        0.92                 0                 0              1.00%             -2.4%
12/31/2010                        0.94                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%              2.6%
12/31/2013                        1.12                 0                 0              0.75%             10.2%
12/31/2012                        1.01                 0                 0              0.75%              9.2%
12/31/2011                        0.93                 0                 0              0.75%             -2.1%
12/31/2010                        0.95                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.50%              2.8%
12/31/2013                        1.13                 0                 0              0.50%             10.4%
12/31/2012                        1.03                 0                 0              0.50%              9.4%
12/31/2011                        0.94                 0                 0              0.50%             -1.9%
12/31/2010                        0.96                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.25%              3.1%
12/31/2013                        1.15                 0                 0              0.25%             10.7%
12/31/2012                        1.04                 0                 0              0.25%              9.7%
12/31/2011                        0.95                 0                 0              0.25%             -1.6%
12/31/2010                        0.96             3,537             3,411              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.00%              3.3%
12/31/2013                        1.17                 0                 0              0.00%             11.0%
12/31/2012                        1.05                 0                 0              0.00%             10.0%
12/31/2011                        0.96                 0                 0              0.00%             -1.4%
12/31/2010                        0.97                 0                 0              0.00%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               4.1%
                2013               3.4%
                2012               0.7%
                2011               0.0%
                2010               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY ADVISOR CLASS - 01879T722

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           602   $           579                52
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           602
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           602               548   $          1.10
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $           602               548
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            22
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                            16
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (10)
                                                                                           ---------------
Net gain (loss)                                                                                        (10)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             6
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 16   $                  8
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (10)                    26
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  6                     34
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         196                    161
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              196                    161
                                                                --------------------   --------------------
Net increase (decrease)                                                          202                    195
Net assets, beginning                                                            400                    205
                                                                --------------------   --------------------
Net assets, ending                                              $                602   $                400
                                                                ====================   ====================

Units sold                                                                       176                    158
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          176                    158
Units outstanding, beginning                                                     372                    214
                                                                --------------------   --------------------
Units outstanding, ending                                                        548                    372
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         11,551,962
Cost of units redeemed/account charges                                                          (11,454,318)
Net investment income (loss)                                                                        495,060
Net realized gain (loss)                                                                           (780,836)
Realized gain distributions                                                                         188,711
Net change in unrealized appreciation (depreciation)                                                     23
                                                                                       --------------------
Net assets                                                                             $                602
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 1   $             1              1.25%              2.1%
12/31/2013                        1.08                 0                 0              1.25%             12.2%
12/31/2012                        0.96                 0                 0              1.25%              9.6%
12/31/2011                        0.88                 0                 0              1.25%             -3.6%
12/31/2010                        0.91                 3                 3              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%              2.3%
12/31/2013                        1.09                 0                 0              1.00%             12.5%
12/31/2012                        0.97                 0                 0              1.00%              9.8%
12/31/2011                        0.89                 0                 0              1.00%             -3.4%
12/31/2010                        0.92                 0                 0              1.00%             11.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%              2.6%
12/31/2013                        1.11                 0                 0              0.75%             12.7%
12/31/2012                        0.98                 0                 0              0.75%             10.1%
12/31/2011                        0.89                 0                 0              0.75%             -3.2%
12/31/2010                        0.92                 0                 0              0.75%             12.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%              2.8%
12/31/2013                        1.13                 0                 0              0.50%             13.0%
12/31/2012                        1.00                 0                 0              0.50%             10.4%
12/31/2011                        0.90                 0                 0              0.50%             -2.9%
12/31/2010                        0.93                 0                 0              0.50%             12.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.25%              3.1%
12/31/2013                        1.14                 0                 0              0.25%             13.3%
12/31/2012                        1.01                 0                 0              0.25%             10.7%
12/31/2011                        0.91                 0                 0              0.25%             -2.7%
12/31/2010                        0.94             8,669             8,131              0.25%             12.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.00%              3.3%
12/31/2013                        1.16                 0                 0              0.00%             13.6%
12/31/2012                        1.02                 0                 0              0.00%             11.0%
12/31/2011                        0.92                 0                 0              0.00%             -2.4%
12/31/2010                        0.95                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               4.4%
                2013               3.6%
                2012               2.6%
                2011               0.0%
                2010               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY ADVISOR CLASS - 01879T672

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        16,478   $        16,914             1,438
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        16,480
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        16,480            15,263   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $        16,480            15,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           590
Mortality & expense charges                                                                           (314)
                                                                                           ---------------
Net investment income (loss)                                                                           276
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,068
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,372)
                                                                                           ---------------
Net gain (loss)                                                                                        696
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           972
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                276   $                456
Net realized gain (loss)                                                       4,068                     28
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,372)                 2,060
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                972                  2,544
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,816                  6,080
Cost of units redeemed                                                       (24,076)                    (2)
Account charges                                                                  (15)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                           (8,275)                 6,048
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,303)                 8,592
Net assets, beginning                                                         23,783                 15,191
                                                                --------------------   --------------------
Net assets, ending                                              $             16,480   $             23,783
                                                                ====================   ====================

Units sold                                                                    14,639                  6,071
Units redeemed                                                               (21,886)                   (30)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,247)                 6,041
Units outstanding, beginning                                                  22,510                 16,469
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,263                 22,510
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          8,845,746
Cost of units redeemed/account charges                                                           (8,582,870)
Net investment income (loss)                                                                        368,495
Net realized gain (loss)                                                                           (787,988)
Realized gain distributions                                                                         173,533
Net change in unrealized appreciation (depreciation)                                                   (436)
                                                                                       --------------------
Net assets                                                                             $             16,480
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                15   $            16              1.25%              2.2%
12/31/2013                        1.06                23                24              1.25%             14.5%
12/31/2012                        0.92                16                15              1.25%             10.0%
12/31/2011                        0.84                13                11              1.25%             -5.0%
12/31/2010                        0.88                10                 9              1.25%             11.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              2.5%
12/31/2013                        1.07                 0                 0              1.00%             14.8%
12/31/2012                        0.93                 0                 0              1.00%             10.3%
12/31/2011                        0.85                 0                 0              1.00%             -4.7%
12/31/2010                        0.89                 0                 0              1.00%             12.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              2.7%
12/31/2013                        1.09                 0                 0              0.75%             15.1%
12/31/2012                        0.95                 0                 0              0.75%             10.6%
12/31/2011                        0.86                 0                 0              0.75%             -4.5%
12/31/2010                        0.90                 0                 0              0.75%             12.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              3.0%
12/31/2013                        1.11                 0                 0              0.50%             15.4%
12/31/2012                        0.96                 0                 0              0.50%             10.9%
12/31/2011                        0.86                 0                 0              0.50%             -4.3%
12/31/2010                        0.90                 0                 0              0.50%             12.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.25%              3.2%
12/31/2013                        1.12                 0                 0              0.25%             15.7%
12/31/2012                        0.97                 0                 0              0.25%             11.1%
12/31/2011                        0.87                 0                 0              0.25%             -4.0%
12/31/2010                        0.91             7,412             6,748              0.25%             13.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              3.5%
12/31/2013                        1.14                 0                 0              0.00%             16.0%
12/31/2012                        0.98                 0                 0              0.00%             11.4%
12/31/2011                        0.88                 0                 0              0.00%             -3.8%
12/31/2010                        0.92                 0                 0              0.00%             13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               2.9%
                2013               3.5%
                2012               2.7%
                2011               0.0%
                2010               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY ADVISOR CLASS - 01879T631

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        89,326   $        78,506             7,539
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        89,339
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        89,339            83,401   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $        89,339            83,401
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,189
Mortality & expense charges                                                                         (1,058)
                                                                                           ---------------
Net investment income (loss)                                                                         2,131
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               160
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (532)
                                                                                           ---------------
Net gain (loss)                                                                                       (372)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,759
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,131   $              1,499
Net realized gain (loss)                                                         160                    115
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (532)                 8,615
                                                                --------------------   --------------------

Increase (decrease) in net assets from operations                              1,759                 10,229
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,751                 17,936
Cost of units redeemed                                                            --                    (49)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            9,751                 17,887
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,510                 28,116
Net assets, beginning                                                         77,829                 49,713
                                                                --------------------   --------------------
Net assets, ending                                              $             89,339   $             77,829
                                                                ====================   ====================

Units sold                                                                     9,096                 18,783
Units redeemed                                                                    --                    (53)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,096                 18,730
Units outstanding, beginning                                                  74,305                 55,575
                                                                --------------------   --------------------
Units outstanding, ending                                                     83,401                 74,305
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,355,498
Cost of units redeemed/account charges                                                           (8,861,031)
Net investment income (loss)                                                                        252,267
Net realized gain (loss)                                                                           (811,097)
Realized gain distributions                                                                         142,882
Net change in unrealized appreciation (depreciation)                                                 10,820
                                                                                       --------------------
Net assets                                                                             $             89,339
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                83   $            89              1.25%              2.3%
12/31/2013                        1.05                74                78              1.25%             17.1%
12/31/2012                        0.89                56                50              1.25%             10.9%
12/31/2011                        0.81                33                26              1.25%             -6.3%
12/31/2010                        0.86                43                37              1.25%             12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              2.5%
12/31/2013                        1.06                 0                 0              1.00%             17.4%
12/31/2012                        0.91                 0                 0              1.00%             11.2%
12/31/2011                        0.81                 0                 0              1.00%             -6.1%
12/31/2010                        0.87                 0                 0              1.00%             12.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              2.8%
12/31/2013                        1.08                 0                 0              0.75%             17.7%
12/31/2012                        0.92                 0                 0              0.75%             11.5%
12/31/2011                        0.82                 0                 0              0.75%             -5.8%
12/31/2010                        0.87                 0                 0              0.75%             12.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              3.0%
12/31/2013                        1.10                 0                 0              0.50%             18.0%
12/31/2012                        0.93                 0                 0              0.50%             11.7%
12/31/2011                        0.83                 0                 0              0.50%             -5.6%
12/31/2010                        0.88                 0                 0              0.50%             12.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              3.3%
12/31/2013                        1.11                 0                 0              0.25%             18.3%
12/31/2012                        0.94                 0                 0              0.25%             12.0%
12/31/2011                        0.84                 0                 0              0.25%             -5.4%
12/31/2010                        0.89             5,629             5,000              0.25%             13.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              3.6%
12/31/2013                        1.13                 0                 0              0.00%             18.6%
12/31/2012                        0.95                 0                 0              0.00%             12.3%
12/31/2011                        0.85                 0                 0              0.00%             -5.1%
12/31/2010                        0.90                 0                 0              0.00%             13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               3.8%
                2013               3.6%
                2012               2.5%
                2011               0.0%
                2010               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY ADVISOR CLASS - 01879T581

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        19,184   $        16,299             1,590
                                                                         ===============   ===============
Receivables: investments sold                                       49
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        19,233
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        19,233            17,912   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $        19,233            17,912
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           661
Mortality & expense charges                                                                           (225)
                                                                                           ---------------
Net investment income (loss)                                                                           436
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                37
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (47)
                                                                                           ---------------
Net gain (loss)                                                                                        (10)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           426
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                436   $                305
Net realized gain (loss)                                                          37                     28
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (47)                 2,133
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                426                  2,466
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,789                  2,062
Cost of units redeemed                                                            --                    (30)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,789                  2,032
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,215                  4,498
Net assets, beginning                                                         16,018                 11,520
                                                                --------------------   --------------------
Net assets, ending                                              $             19,233   $             16,018
                                                                ====================   ====================

Units sold                                                                     2,621                  2,155
Units redeemed                                                                    --                    (33)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,621                  2,122
Units outstanding, beginning                                                  15,291                 13,169
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,912                 15,291
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          6,894,158
Cost of units redeemed/account charges                                                           (6,474,346)
Net investment income (loss)                                                                        141,186
Net realized gain (loss)                                                                           (638,492)
Realized gain distributions                                                                          93,842
Net change in unrealized appreciation (depreciation)                                                  2,885
                                                                                       --------------------
Net assets                                                                             $             19,233
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                18   $            19              1.25%              2.5%
12/31/2013                        1.05                15                16              1.25%             19.7%
12/31/2012                        0.87                13                12              1.25%             11.7%
12/31/2011                        0.78                 8                 7              1.25%             -7.3%
12/31/2010                        0.85                12                10              1.25%             11.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              2.8%
12/31/2013                        1.06                 0                 0              1.00%             20.0%
12/31/2012                        0.89                 0                 0              1.00%             12.0%
12/31/2011                        0.79                 0                 0              1.00%             -7.1%
12/31/2010                        0.85                 0                 0              1.00%             12.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              3.0%
12/31/2013                        1.08                 0                 0              0.75%             20.3%
12/31/2012                        0.90                 0                 0              0.75%             12.2%
12/31/2011                        0.80                 0                 0              0.75%             -6.9%
12/31/2010                        0.86                 0                 0              0.75%             12.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              3.3%
12/31/2013                        1.10                 0                 0              0.50%             20.6%
12/31/2012                        0.91                 0                 0              0.50%             12.5%
12/31/2011                        0.81                 0                 0              0.50%             -6.6%
12/31/2010                        0.87                 0                 0              0.50%             12.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              3.5%
12/31/2013                        1.11                 0                 0              0.25%             21.0%
12/31/2012                        0.92                 0                 0              0.25%             12.8%
12/31/2011                        0.82                 0                 0              0.25%             -6.4%
12/31/2010                        0.87             3,962             3,455              0.25%             13.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              3.8%
12/31/2013                        1.13                 0                 0              0.00%             21.3%
12/31/2012                        0.93                 0                 0              0.00%             13.1%
12/31/2011                        0.82                 0                 0              0.00%             -6.2%
12/31/2010                        0.88                 0                 0              0.00%             13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               3.8%
                2013               3.4%
                2012               2.2%
                2011               0.0%
                2010               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY ADVISOR CLASS - 01879T540

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           637   $           574                51
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           637
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           637               597   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $           637               597
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            20
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                            14
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    (1)
                                                                                           ---------------
Net gain (loss)                                                                                         (1)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            13
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 14   $                  8
Net realized gain (loss)                                                          --                      1
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              (1)                    52
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 13                     61
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         195                    154
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              195                    154
                                                                --------------------   --------------------
Net increase (decrease)                                                          208                    215
Net assets, beginning                                                            429                    214
                                                                --------------------   --------------------
Net assets, ending                                              $                637   $                429
                                                                ====================   ====================

Units sold                                                                       183                    163
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          183                    163
Units outstanding, beginning                                                     414                    251
                                                                --------------------   --------------------
Units outstanding, ending                                                        597                    414
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,739,011
Cost of units redeemed/account charges                                                           (2,603,968)
Net investment income (loss)                                                                         63,810
Net realized gain (loss)                                                                           (249,642)
Realized gain distributions                                                                          51,363
Net change in unrealized appreciation (depreciation)                                                     63
                                                                                       --------------------
Net assets                                                                             $                637
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 1   $             1              1.25%              2.8%
12/31/2013                        1.04                 0                 0              1.25%             21.6%
12/31/2012                        0.85                 0                 0              1.25%             12.2%
12/31/2011                        0.76                 0                 0              1.25%             -8.2%
12/31/2010                        0.83                28                23              1.25%             11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              3.1%
12/31/2013                        1.05                 0                 0              1.00%             21.9%
12/31/2012                        0.86                 0                 0              1.00%             12.4%
12/31/2011                        0.77                 0                 0              1.00%             -7.9%
12/31/2010                        0.83                 0                 0              1.00%             12.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              3.3%
12/31/2013                        1.07                 0                 0              0.75%             22.2%
12/31/2012                        0.88                 0                 0              0.75%             12.7%
12/31/2011                        0.78                 0                 0              0.75%             -7.7%
12/31/2010                        0.84                 0                 0              0.75%             12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              3.6%
12/31/2013                        1.09                 0                 0              0.50%             22.5%
12/31/2012                        0.89                 0                 0              0.50%             13.0%
12/31/2011                        0.78                 0                 0              0.50%             -7.5%
12/31/2010                        0.85                 0                 0              0.50%             12.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              3.8%
12/31/2013                        1.10                 0                 0              0.25%             22.8%
12/31/2012                        0.90                 0                 0              0.25%             13.3%
12/31/2011                        0.79                 0                 0              0.25%             -7.3%
12/31/2010                        0.85             2,687             2,297              0.25%             12.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              4.1%
12/31/2013                        1.12                 0                 0              0.00%             23.1%
12/31/2012                        0.91                 0                 0              0.00%             13.6%
12/31/2011                        0.80                 0                 0              0.00%             -7.0%
12/31/2010                        0.86                 0                 0              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               3.8%
                2013               3.4%
                2012               1.0%
                2011               0.0%
                2010               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY ADVISOR CLASS - 01879T490

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        43,882   $        38,652             3,486
                                                                         ===============   ===============
Receivables: investments sold                                        6
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        43,888
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        43,888            40,530   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $        43,888            40,530
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,554
Mortality & expense charges                                                                           (510)
                                                                                           ---------------
Net investment income (loss)                                                                         1,044
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               936
Realized gain distributions                                                                            854
Net change in unrealized appreciation (depreciation)                                                (1,765)
                                                                                           ---------------
Net gain (loss)                                                                                         25
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,069
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,044   $                523
Net realized gain (loss)                                                         936                     47
Realized gain distributions                                                      854                     --
Net change in unrealized appreciation (depreciation)                          (1,765)                 6,312
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,069                  6,882
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,659                  4,818
Cost of units redeemed                                                        (4,782)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,877                  4,818
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,946                 11,700
Net assets, beginning                                                         39,942                 28,242
                                                                --------------------   --------------------
Net assets, ending                                              $             43,888   $             39,942
                                                                ====================   ====================

Units sold                                                                     7,093                  5,000
Units redeemed                                                                (4,595)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,498                  5,000
Units outstanding, beginning                                                  38,032                 33,032
                                                                ====================   ====================
Units outstanding, ending                                                     40,530                 38,032
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,480,274
Cost of units redeemed/account charges                                                           (3,210,128)
Net investment income (loss)                                                                         40,326
Net realized gain (loss)                                                                           (313,017)
Realized gain distributions                                                                          41,203
Net change in unrealized appreciation (depreciation)                                                  5,230
                                                                                       --------------------
Net assets                                                                             $             43,888
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                41   $            44              1.25%              3.1%
12/31/2013                        1.05                38                40              1.25%             22.8%
12/31/2012                        0.85                33                28              1.25%             12.6%
12/31/2011                        0.76                26                20              1.25%             -8.5%
12/31/2010                        0.83                19                16              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              3.4%
12/31/2013                        1.07                 0                 0              1.00%             23.1%
12/31/2012                        0.87                 0                 0              1.00%             12.9%
12/31/2011                        0.77                 0                 0              1.00%             -8.3%
12/31/2010                        0.84                 0                 0              1.00%             11.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              3.6%
12/31/2013                        1.08                 0                 0              0.75%             23.5%
12/31/2012                        0.88                 0                 0              0.75%             13.2%
12/31/2011                        0.78                 0                 0              0.75%             -8.1%
12/31/2010                        0.84                 0                 0              0.75%             12.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              3.9%
12/31/2013                        1.10                 0                 0              0.50%             23.8%
12/31/2012                        0.89                 0                 0              0.50%             13.5%
12/31/2011                        0.78                 0                 0              0.50%             -7.9%
12/31/2010                        0.85                 0                 0              0.50%             12.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.25%              4.1%
12/31/2013                        1.12                 0                 0              0.25%             24.1%
12/31/2012                        0.90                 0                 0              0.25%             13.8%
12/31/2011                        0.79                 0                 0              0.25%             -7.6%
12/31/2010                        0.86             1,713             1,467              0.25%             12.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              4.4%
12/31/2013                        1.13                 0                 0              0.00%             24.4%
12/31/2012                        0.91                 0                 0              0.00%             14.0%
12/31/2011                        0.80                 0                 0              0.00%             -7.4%
12/31/2010                        0.86                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               3.7%
                2013               2.8%
                2012               1.3%
                2011               0.0%
                2010               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY ADVISOR CLASS - 01879T458

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,196   $         4,770               427
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         5,196
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         5,196             4,812   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $         5,196             4,812
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           157
Mortality & expense charges                                                                            (62)
                                                                                           ---------------
Net investment income (loss)                                                                            95
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 9
Realized gain distributions                                                                            218
Net change in unrealized appreciation (depreciation)                                                  (174)
                                                                                           ---------------
Net gain (loss)                                                                                         53
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           148
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 95   $                 52
Net realized gain (loss)                                                           9                      5
Realized gain distributions                                                      218                     --
Net change in unrealized appreciation (depreciation)                            (174)                   584
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                148                    641
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         669                  2,066
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              669                  2,066
                                                                --------------------   --------------------
Net increase (decrease)                                                          817                  2,707
Net assets, beginning                                                          4,379                  1,672
                                                                --------------------   --------------------
Net assets, ending                                              $              5,196   $              4,379
                                                                ====================   ====================

Units sold                                                                       633                  2,211
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          633                  2,211
Units outstanding, beginning                                                   4,179                  1,968
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,812                  4,179
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,304,305
Cost of units redeemed/account charges                                                           (1,259,997)
Net investment income (loss)                                                                         27,565
Net realized gain (loss)                                                                            (87,788)
Realized gain distributions                                                                          20,685
Net change in unrealized appreciation (depreciation)                                                    426
                                                                                       --------------------
Net assets                                                                             $              5,196
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11 /12 /2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 5   $             5              1.25%              3.0%
12/31/2013                        1.05                 4                 4              1.25%             23.3%
12/31/2012                        0.85                 2                 2              1.25%             13.2%
12/31/2011                        0.75                33                25              1.25%             -9.0%
12/31/2010                        0.82                43                36              1.25%             11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              3.3%
12/31/2013                        1.06                 0                 0              1.00%             23.6%
12/31/2012                        0.86                 0                 0              1.00%             13.5%
12/31/2011                        0.76                 0                 0              1.00%             -8.7%
12/31/2010                        0.83                 0                 0              1.00%             11.6%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              3.5%
12/31/2013                        1.08                 0                 0              0.75%             24.0%
12/31/2012                        0.87                 0                 0              0.75%             13.8%
12/31/2011                        0.77                 0                 0              0.75%             -8.5%
12/31/2010                        0.84                 0                 0              0.75%             11.9%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              3.8%
12/31/2013                        1.10                 0                 0              0.50%             24.3%
12/31/2012                        0.88                 0                 0              0.50%             14.0%
12/31/2011                        0.77                 0                 0              0.50%             -8.3%
12/31/2010                        0.84                 0                 0              0.50%             12.2%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.25%              4.1%
12/31/2013                        1.11                 0                 0              0.25%             24.6%
12/31/2012                        0.89                 0                 0              0.25%             14.3%
12/31/2011                        0.78                 0                 0              0.25%             -8.1%
12/31/2010                        0.85             1,232             1,048              0.25%             12.4%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              4.3%
12/31/2013                        1.13                 0                 0              0.00%             24.9%
12/31/2012                        0.91                 0                 0              0.00%             14.6%
12/31/2011                        0.79                 0                 0              0.00%             -7.8%
12/31/2010                        0.86                 0                 0              0.00%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.3%
      2013          3.0%
      2012          0.2%
      2011          0.1%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY ADVISOR CLASS - 01880E839

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,149   $        19,718             2,077
                                                                         ===============   ===============
Receivables: investments sold                                       47
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        17,196
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,196            15,405   $          1.12
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $        17,196            15,405
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           463
Mortality & expense charges                                                                           (127)
                                                                                           ---------------
Net investment income (loss)                                                                           336
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 9
Realized gain distributions                                                                          2,466
Net change in unrealized appreciation (depreciation)                                                (2,646)
                                                                                           ---------------
Net gain (loss)                                                                                       (171)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           165
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                336   $                 36
Net realized gain (loss)                                                           9                    238
Realized gain distributions                                                    2,466                     66
Net change in unrealized appreciation (depreciation)                          (2,646)                    (4)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                165                    336
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,970                  2,813
Cost of units redeemed                                                           (47)                (1,797)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           13,923                  1,016
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,088                  1,352
Net assets, beginning                                                          3,108                  1,756
                                                                --------------------   --------------------
Net assets, ending                                              $             17,196   $              3,108
                                                                ====================   ====================

Units sold                                                                    12,581                  2,745
Units redeemed                                                                   (41)                (1,880)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,540                    865
Units outstanding, beginning                                                   2,865                  2,000
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,405                  2,865
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            635,967
Cost of units redeemed/account charges                                                             (617,217)
Net investment income (loss)                                                                          9,166
Net realized gain (loss)                                                                            (15,601)
Realized gain distributions                                                                           7,450
Net change in unrealized appreciation (depreciation)                                                 (2,569)
                                                                                       --------------------
Net assets                                                                             $             17,196
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11 /12 /2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                15   $            17              1.25%              2.9%
12/31/2013                        1.08                 3                 3              1.25%             23.6%
12/31/2012                        0.88                 2                 2              1.25%             13.5%
12/31/2011                        0.77                 9                 7              1.25%             -9.0%
12/31/2010                        0.85                 8                 7              1.25%             11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%              3.1%
12/31/2013                        1.10                 0                 0              1.00%             23.9%
12/31/2012                        0.89                 0                 0              1.00%             13.8%
12/31/2011                        0.78                 0                 0              1.00%             -8.8%
12/31/2010                        0.86                 0                 0              1.00%             11.6%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              3.4%
12/31/2013                        1.12                 0                 0              0.75%             24.2%
12/31/2012                        0.90                 0                 0              0.75%             14.1%
12/31/2011                        0.79                 0                 0              0.75%             -8.6%
12/31/2010                        0.86                 0                 0              0.75%             11.9%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.50%              3.7%
12/31/2013                        1.14                 0                 0              0.50%             24.5%
12/31/2012                        0.91                 0                 0              0.50%             14.4%
12/31/2011                        0.80                 0                 0              0.50%             -8.3%
12/31/2010                        0.87                 0                 0              0.50%             12.2%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.25%              3.9%
12/31/2013                        1.15                 0                 0              0.25%             24.8%
12/31/2012                        0.92                 0                 0              0.25%             14.6%
12/31/2011                        0.81                 0                 0              0.25%             -8.1%
12/31/2010                        0.88               556               488              0.25%             12.5%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              4.2%
12/31/2013                        1.17                 0                 0              0.00%             25.1%
12/31/2012                        0.94                 0                 0              0.00%             14.9%
12/31/2011                        0.81                 0                 0              0.00%             -7.9%
12/31/2010                        0.88                 0                 0              0.00%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.6%
      2013          2.2%
      2012          0.0%
      2011          0.0%
      2010          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY ADVISOR CLASS - 01880E755

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           324   $           319                33
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           324
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           324               296   $          1.09
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $           324               296
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             7
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             30
Net change in unrealized appreciation (depreciation)                                                   (27)
                                                                                           ---------------
Net gain (loss)                                                                                          3
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             7
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  4   $                 (1)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       30                      4
Net change in unrealized appreciation (depreciation)                             (27)                    31
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  7                     34
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          98                     80
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               98                     80
                                                                --------------------   --------------------
Net increase (decrease)                                                          105                    114
Net assets, beginning                                                            219                    105
                                                                --------------------   --------------------
Net assets, ending                                              $                324   $                219
                                                                ====================   ====================

Units sold                                                                        90                     84
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           90                     84
Units outstanding, beginning                                                     206                    122
                                                                --------------------   --------------------
Units outstanding, ending                                                        296                    206
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            106,556
Cost of units redeemed/account charges                                                              (98,227)
Net investment income (loss)                                                                           (196)
Net realized gain (loss)                                                                             (8,217)
Realized gain distributions                                                                             403
Net change in unrealized appreciation (depreciation)                                                      5
                                                                                       --------------------
Net assets                                                                             $                324
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11 /12 /2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.25%              3.0%
12/31/2013                        1.06                 0                 0              1.25%             23.5%
12/31/2012                        0.86                 0                 0              1.25%             13.4%
12/31/2011                        0.76                12                 9              1.25%             -9.3%
12/31/2010                        0.84                 8                 7              1.25%             11.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              1.00%              3.3%
12/31/2013                        1.08                 0                 0              1.00%             23.8%
12/31/2012                        0.87                 0                 0              1.00%             13.7%
12/31/2011                        0.77                 0                 0              1.00%             -9.1%
12/31/2010                        0.84                 0                 0              1.00%             11.7%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%              3.5%
12/31/2013                        1.09                 0                 0              0.75%             24.2%
12/31/2012                        0.88                 0                 0              0.75%             14.0%
12/31/2011                        0.77                 0                 0              0.75%             -8.9%
12/31/2010                        0.85                 0                 0              0.75%             11.9%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.50%              3.8%
12/31/2013                        1.11                 0                 0              0.50%             24.5%
12/31/2012                        0.89                 0                 0              0.50%             14.3%
12/31/2011                        0.78                 0                 0              0.50%             -8.7%
12/31/2010                        0.86                 0                 0              0.50%             12.2%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              4.0%
12/31/2013                        1.13                 0                 0              0.25%             24.8%
12/31/2012                        0.90                 0                 0              0.25%             14.6%
12/31/2011                        0.79                 0                 0              0.25%             -8.4%
12/31/2010                        0.86                46                40              0.25%             12.5%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.00%              4.3%
12/31/2013                        1.15                 0                 0              0.00%             25.1%
12/31/2012                        0.92                 0                 0              0.00%             14.8%
12/31/2011                        0.80                 0                 0              0.00%             -8.2%
12/31/2010                        0.87                 0                 0              0.00%             12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.6%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS - 02507F423

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,202,226   $     2,153,051           165,822
                                                                         ===============   ===============
Receivables: investments sold                                    3,217
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,205,443
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,793,486         1,302,001   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                         411,957           285,373              1.44
                                                       ---------------   ---------------
 Total                                                 $     2,205,443         1,587,374
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        44,704
Mortality & expense charges                                                                        (13,959)
                                                                                           ---------------
Net investment income (loss)                                                                        30,745
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,163
Realized gain distributions                                                                         33,081
Net change in unrealized appreciation (depreciation)                                                10,225
                                                                                           ---------------
Net gain (loss)                                                                                     59,469
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        90,214
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,745   $             16,119
Net realized gain (loss)                                                      16,163                 46,013
Realized gain distributions                                                   33,081                  4,487
Net change in unrealized appreciation (depreciation)                          10,225                 34,436
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             90,214                101,055
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,744,683                796,744
Cost of units redeemed                                                      (537,495)              (185,703)
Account charges                                                               (6,049)                (2,398)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,201,139                608,643
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,291,353                709,698
Net assets, beginning                                                        914,090                204,392
                                                                --------------------   --------------------
Net assets, ending                                              $          2,205,443   $            914,090
                                                                ====================   ====================

Units sold                                                                 1,334,035                793,775
Units redeemed                                                              (457,912)              (274,755)
                                                                --------------------   --------------------
Net increase (decrease)                                                      876,123                519,020
Units outstanding, beginning                                                 711,251                192,231
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,587,374                711,251
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,752,883
Cost of units redeemed/account charges                                                             (746,264)
Net investment income (loss)                                                                         48,650
Net realized gain (loss)                                                                             62,933
Realized gain distributions                                                                          38,066
Net change in unrealized appreciation (depreciation)                                                 49,175
                                                                                       --------------------
Net assets                                                                             $          2,205,443
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4 /1 /2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38             1,302   $         1,793              1.25%              7.4%
12/31/2013                        1.28               661               848              1.25%             20.7%
12/31/2012                        1.06               184               195              1.25%             14.1%
12/31/2011                        0.93                16                15              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%              7.7%
12/31/2013                        1.29                 0                 0              1.00%             21.0%
12/31/2012                        1.07                 0                 0              1.00%             14.4%
12/31/2011                        0.93                 0                 0              1.00%             -6.7%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              8.0%
12/31/2013                        1.30                 0                 0              0.75%             21.3%
12/31/2012                        1.07                 0                 0              0.75%             14.6%
12/31/2011                        0.93                 0                 0              0.75%             -6.5%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.50%              8.3%
12/31/2013                        1.31                 0                 0              0.50%             21.6%
12/31/2012                        1.08                 0                 0              0.50%             14.9%
12/31/2011                        0.94                 0                 0              0.50%             -6.4%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.25%              8.5%
12/31/2013                        1.32                 0                 0              0.25%             21.9%
12/31/2012                        1.08                 0                 0              0.25%             15.2%
12/31/2011                        0.94                 0                 0              0.25%             -6.2%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               285   $           412              0.00%              8.8%
12/31/2013                        1.33                50                67              0.00%             22.2%
12/31/2012                        1.09                 8                 9              0.00%             15.5%
12/31/2011                        0.94                 2                 1              0.00%             -6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.9%
      2013          4.0%
      2012          2.4%
      2011          2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS - 02507F787

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,525,688   $     5,181,447           426,356
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (111)
                                                       ---------------
Net assets                                             $     5,525,577
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,334,620         2,738,548   $          1.58
Band 100                                                       609,189           379,462              1.61
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.68
Band 0                                                         581,768           342,413              1.70
                                                       ---------------   ---------------
 Total                                                 $     5,525,577         3,460,423
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       107,557
Mortality & expense charges                                                                        (61,452)
                                                                                           ---------------
Net investment income (loss)                                                                        46,105
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            87,258
Realized gain distributions                                                                         67,779
Net change in unrealized appreciation (depreciation)                                                68,416
                                                                                           ---------------
Net gain (loss)                                                                                    223,453
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       269,558
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             46,105   $             41,410
Net realized gain (loss)                                                      87,258                 83,771
Realized gain distributions                                                   67,779                 48,600
Net change in unrealized appreciation (depreciation)                          68,416                201,611
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            269,558                375,392
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,389,677              3,089,496
Cost of units redeemed                                                    (1,170,752)            (1,419,762)
Account charges                                                               (3,348)                (2,987)
                                                                --------------------   --------------------
Increase (decrease)                                                          215,577              1,666,747
                                                                --------------------   --------------------
Net increase (decrease)                                                      485,135              2,042,139
Net assets, beginning                                                      5,040,442              2,998,303
                                                                --------------------   --------------------
Net assets, ending                                              $          5,525,577   $          5,040,442
                                                                ====================   ====================

Units sold                                                                 1,263,598              2,173,567
Units redeemed                                                            (1,114,292)            (1,014,596)
                                                                --------------------   --------------------
Net increase (decrease)                                                      149,306              1,158,971
Units outstanding, beginning                                               3,311,117              2,152,146
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,460,423              3,311,117
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,755,709
Cost of units redeemed/account charges                                                           (5,065,980)
Net investment income (loss)                                                                        125,513
Net realized gain (loss)                                                                            217,842
Realized gain distributions                                                                         148,252
Net change in unrealized appreciation (depreciation)                                                344,241
                                                                                       --------------------
Net assets                                                                             $          5,525,577
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5 /1 /2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58             2,739   $         4,335              1.25%              4.6%
12/31/2013                        1.51             2,969             4,492              1.25%              9.5%
12/31/2012                        1.38             1,789             2,473              1.25%              8.5%
12/31/2011                        1.27               861             1,098              1.25%              2.0%
12/31/2010                        1.25               387               483              1.25%              8.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61               379   $           609              1.00%              4.9%
12/31/2013                        1.53                 4                 7              1.00%              9.7%
12/31/2012                        1.39                 0                 0              1.00%              8.8%
12/31/2011                        1.28                 0                 0              1.00%              2.3%
12/31/2010                        1.25                 0                 0              1.00%              8.7%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.75%              5.1%
12/31/2013                        1.55                 0                 0              0.75%             10.0%
12/31/2012                        1.41                 0                 0              0.75%              9.0%
12/31/2011                        1.29                 0                 0              0.75%              2.5%
12/31/2010                        1.26                 0                 0              0.75%              9.0%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%              5.4%
12/31/2013                        1.57                 0                 0              0.50%             10.3%
12/31/2012                        1.42                 0                 0              0.50%              9.3%
12/31/2011                        1.30                 0                 0              0.50%              2.8%
12/31/2010                        1.26                 0                 0              0.50%              9.2%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%              5.7%
12/31/2013                        1.59                 0                 0              0.25%             10.6%
12/31/2012                        1.43                 0                 0              0.25%              9.6%
12/31/2011                        1.31                 0                 0              0.25%              3.1%
12/31/2010                        1.27                 0                 0              0.25%              9.5%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70               342   $           582              0.00%              5.9%
12/31/2013                        1.60               338               541              0.00%             10.8%
12/31/2012                        1.45               363               525              0.00%              9.9%
12/31/2011                        1.32                 0                 0              0.00%              3.3%
12/31/2010                        1.27                 0                 0              0.00%              9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          2.1%
      2012          2.2%
      2011          2.6%
      2010          3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY DISCIPLINED GROWTH FUND INVESTOR CLASS - 02507M675

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,850,401   $     1,631,721            97,338
                                                                         ===============   ===============
Receivables: investments sold                                      981
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,851,382
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,850,728         1,178,343   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.61
Band 0                                                             654               403              1.62
                                                       ---------------   ---------------
 Total                                                 $     1,851,382         1,178,746
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,852
Mortality & expense charges                                                                        (21,411)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,559)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,506
Realized gain distributions                                                                         73,787
Net change in unrealized appreciation (depreciation)                                               103,583
                                                                                           ---------------
Net gain (loss)                                                                                    204,876
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       191,317
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,559)  $             (3,163)
Net realized gain (loss)                                                      27,506                 20,654
Realized gain distributions                                                   73,787                 81,954
Net change in unrealized appreciation (depreciation)                         103,583                118,819
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            191,317                218,264
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     211,501              2,723,593
Cost of units redeemed                                                      (219,961)            (1,425,834)
Account charges                                                                 (488)                  (222)
                                                                --------------------   --------------------
Increase (decrease)                                                           (8,948)             1,297,537
                                                                --------------------   --------------------
Net increase (decrease)                                                      182,369              1,515,801
Net assets, beginning                                                      1,669,013                153,212
                                                                --------------------   --------------------
Net assets, ending                                              $          1,851,382   $          1,669,013
                                                                ====================   ====================

Units sold                                                                   142,428              2,180,403
Units redeemed                                                              (150,366)            (1,138,850)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,938)             1,041,553
Units outstanding, beginning                                               1,186,684                145,131
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,178,746              1,186,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,208,066
Cost of units redeemed/account charges                                                           (1,763,460)
Net investment income (loss)                                                                        (15,796)
Net realized gain (loss)                                                                             48,151
Realized gain distributions                                                                         155,741
Net change in unrealized appreciation (depreciation)                                                218,680
                                                                                       --------------------
Net assets                                                                             $          1,851,382
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57             1,178   $         1,851              1.25%             11.7%
12/31/2013                        1.41             1,187             1,669              1.25%             33.2%
12/31/2012                        1.06               145               153              1.25%              5.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              1.00%             12.0%
12/31/2013                        1.41                 0                 0              1.00%             33.6%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%             12.2%
12/31/2013                        1.42                 0                 0              0.75%             33.9%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.50%             12.5%
12/31/2013                        1.42                 0                 0              0.50%             34.2%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.25%             12.8%
12/31/2013                        1.43                 0                 0              0.25%             34.6%
12/31/2012                        1.06                 0                 0              0.25%              6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             1              0.00%             13.1%
12/31/2013                        1.43                 0                 0              0.00%             34.9%
12/31/2012                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.7%
      2012          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS - 02507F795

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,107,882   $     3,869,603           317,235
                                                                         ===============   ===============
Receivables: investments sold                                    3,488
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,111,370
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,988,490         1,863,172   $          1.60
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.70
Band 0                                                       1,122,880           652,180              1.72
                                                       ---------------   ---------------
 Total                                                 $     4,111,370         2,515,352
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        91,985
Mortality & expense charges                                                                        (42,387)
                                                                                           ---------------
Net investment income (loss)                                                                        49,598
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           138,584
Realized gain distributions                                                                         50,332
Net change in unrealized appreciation (depreciation)                                               (35,256)
                                                                                           ---------------
Net gain (loss)                                                                                    153,660
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       203,258
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,598   $             52,673
Net realized gain (loss)                                                     138,584                137,284
Realized gain distributions                                                   50,332                 52,574
Net change in unrealized appreciation (depreciation)                         (35,256)               141,851
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            203,258                384,382
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,044,960              5,119,423
Cost of units redeemed                                                    (2,924,665)            (2,245,552)
Account charges                                                               (1,472)                (1,035)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,881,177)             2,872,836
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,677,919)             3,257,218
Net assets, beginning                                                      5,789,289              2,532,071
                                                                --------------------   --------------------
Net assets, ending                                              $          4,111,370   $          5,789,289
                                                                ====================   ====================

Units sold                                                                   672,633              3,480,926
Units redeemed                                                            (1,903,304)            (1,550,547)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,230,671)             1,930,379
Units outstanding, beginning                                               3,746,023              1,815,644
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,515,352              3,746,023
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,075,046
Cost of units redeemed/account charges                                                           (7,776,355)
Net investment income (loss)                                                                        150,498
Net realized gain (loss)                                                                            294,081
Realized gain distributions                                                                         129,821
Net change in unrealized appreciation (depreciation)                                                238,279
                                                                                       --------------------
Net assets                                                                             $          4,111,370
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60             1,863   $         2,988              1.25%              4.9%
12/31/2013                        1.53             3,091             4,727              1.25%              9.7%
12/31/2012                        1.39             1,792             2,497              1.25%              8.8%
12/31/2011                        1.28             1,726             2,212              1.25%              2.3%
12/31/2010                        1.25               395               494              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              1.00%              5.1%
12/31/2013                        1.55                 0                 0              1.00%             10.0%
12/31/2012                        1.41                 0                 0              1.00%              9.0%
12/31/2011                        1.29                 0                 0              1.00%              2.5%
12/31/2010                        1.26                 0                 0              1.00%              9.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.75%              5.4%
12/31/2013                        1.57                 0                 0              0.75%             10.3%
12/31/2012                        1.42                 0                 0              0.75%              9.3%
12/31/2011                        1.30                 0                 0              0.75%              2.8%
12/31/2010                        1.26                 0                 0              0.75%              9.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.50%              5.7%
12/31/2013                        1.58                 0                 0              0.50%             10.6%
12/31/2012                        1.43                 0                 0              0.50%              9.6%
12/31/2011                        1.31                 0                 0              0.50%              3.1%
12/31/2010                        1.27                 0                 0              0.50%              9.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.25%              5.9%
12/31/2013                        1.60                 0                 0              0.25%             10.8%
12/31/2012                        1.45                 0                 0              0.25%              9.9%
12/31/2011                        1.32                 0                 0              0.25%              3.3%
12/31/2010                        1.27                 0                 0              0.25%              9.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               652   $         1,123              0.00%              6.2%
12/31/2013                        1.62               655             1,062              0.00%             11.1%
12/31/2012                        1.46                24                35              0.00%             10.1%
12/31/2011                        1.32                14                19              0.00%              3.6%
12/31/2010                        1.28                 4                 5              0.00%             10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          2.5%
      2012          2.1%
      2011          2.6%
      2010          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY REAL ESTATE A CLASS - 025076860

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,273,329   $     1,886,908            76,455
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,373)
                                                       ---------------
Net assets                                             $     2,269,956
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,249,074           751,004   $          2.99
Band 100                                                        17,063             5,536              3.08
Band 75                                                             --                --              3.17
Band 50                                                             --                --              3.26
Band 25                                                             --                --              3.35
Band 0                                                           3,819             1,096              3.48
                                                       ---------------   ---------------
 Total                                                 $     2,269,956           757,636
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        44,777
Mortality & expense charges                                                                        (33,730)
                                                                                           ---------------
Net investment income (loss)                                                                        11,047
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           332,292
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               404,408
                                                                                           ---------------
Net gain (loss)                                                                                    736,700
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       747,747
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,047   $             29,646
Net realized gain (loss)                                                     332,292                510,943
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         404,408               (587,704)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            747,747                (47,115)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,694,733              2,601,727
Cost of units redeemed                                                    (4,198,129)            (2,234,056)
Account charges                                                               (5,135)                (8,886)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,508,531)               358,785
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,760,784)               311,670
Net assets, beginning                                                      4,030,740              3,719,070
                                                                --------------------   --------------------
Net assets, ending                                              $          2,269,956   $          4,030,740
                                                                ====================   ====================

Units sold                                                                   693,634              1,126,572
Units redeemed                                                            (1,612,223)              (995,131)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (918,589)               131,441
Units outstanding, beginning                                               1,676,225              1,544,784
                                                                --------------------   --------------------
Units outstanding, ending                                                    757,636              1,676,225
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,205,362
Cost of units redeemed/account charges                                                          (13,190,171)
Net investment income (loss)                                                                         99,079
Net realized gain (loss)                                                                            150,856
Realized gain distributions                                                                         618,409
Net change in unrealized appreciation (depreciation)                                                386,421
                                                                                       --------------------
Net assets                                                                             $          2,269,956
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.99               751   $         2,249              1.25%             27.8%
12/31/2013                        2.34             1,384             3,244              1.25%             -0.2%
12/31/2012                        2.35             1,259             2,958              1.25%             16.0%
12/31/2011                        2.03               749             1,516              1.25%             10.0%
12/31/2010                        1.84             1,062             1,955              1.25%             27.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.08                 6   $            17              1.00%             28.1%
12/31/2013                        2.41                 1                 2              1.00%              0.0%
12/31/2012                        2.41                 0                 1              1.00%             16.3%
12/31/2011                        2.07                 0                 0              1.00%             10.3%
12/31/2010                        1.88                 0                 0              1.00%             27.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.17                 0   $             0              0.75%             28.4%
12/31/2013                        2.47                 0                 0              0.75%              0.3%
12/31/2012                        2.46                 0                 0              0.75%             16.6%
12/31/2011                        2.11                 0                 0              0.75%             10.6%
12/31/2010                        1.91                 0                 0              0.75%             27.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.26                 0   $             0              0.50%             28.7%
12/31/2013                        2.53                 0                 0              0.50%              0.5%
12/31/2012                        2.52                 0                 0              0.50%             16.9%
12/31/2011                        2.16                 0                 0              0.50%             10.8%
12/31/2010                        1.95                 0                 0              0.50%             27.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.35                 0   $             0              0.25%             29.1%
12/31/2013                        2.60                 0                 0              0.25%              0.8%
12/31/2012                        2.58                 0                 0              0.25%             17.1%
12/31/2011                        2.20                 0                 0              0.25%             11.1%
12/31/2010                        1.98                 0                 0              0.25%             28.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.48                 1   $             4              0.00%             29.4%
12/31/2013                        2.69               292               785              0.00%              1.0%
12/31/2012                        2.67               285               760              0.00%             17.4%
12/31/2011                        2.27               128               291              0.00%             11.4%
12/31/2010                        2.04               289               590              0.00%             28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.7%
      2012          1.1%
      2011          1.0%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY REAL ESTATE INVESTOR CLASS - 025076886

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,815,687   $     2,446,486            94,982
                                                                         ===============   ===============
Receivables: investments sold                                    3,406
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,819,093
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,819,093         2,259,305   $          1.25
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $     2,819,093         2,259,305
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        60,935
Mortality & expense charges                                                                        (46,773)
                                                                                           ---------------
Net investment income (loss)                                                                        14,162
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           692,148
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               371,596
                                                                                           ---------------
Net gain (loss)                                                                                  1,063,744
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,077,906
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,162   $             50,333
Net realized gain (loss)                                                     692,148                283,538
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         371,596               (360,099)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,077,906                (26,228)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,070,559              3,829,152
Cost of units redeemed                                                    (7,587,193)            (3,774,268)
Account charges                                                               (8,039)               (23,124)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,524,673)                31,760
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,446,767)                 5,532
Net assets, beginning                                                      7,265,860              7,260,328
                                                                --------------------   --------------------
Net assets, ending                                              $          2,819,093   $          7,265,860
                                                                ====================   ====================

Units sold                                                                 1,872,912              3,879,475
Units redeemed                                                            (7,069,954)            (3,876,123)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,197,042)                 3,352
Units outstanding, beginning                                               7,456,347              7,452,995
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,259,305              7,456,347
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,614,557
Cost of units redeemed/account charges                                                          (13,347,475)
Net investment income (loss)                                                                        103,375
Net realized gain (loss)                                                                          1,079,428
Realized gain distributions                                                                               7
Net change in unrealized appreciation (depreciation)                                                369,201
                                                                                       --------------------
Net assets                                                                             $          2,819,093
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25             2,259   $         2,819              1.25%             28.0%
12/31/2013                        0.97             7,456             7,266              1.25%              0.0%
12/31/2012                        0.97             7,453             7,260              1.25%             16.3%
12/31/2011                        0.84               993               832              1.25%             10.2%
12/31/2010                        0.76             1,218               925              1.25%             27.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              1.00%             28.4%
12/31/2013                        0.99                 0                 0              1.00%              0.3%
12/31/2012                        0.99                 0                 0              1.00%             16.6%
12/31/2011                        0.85                 0                 0              1.00%             10.5%
12/31/2010                        0.77                 0                 0              1.00%             27.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.75%             28.7%
12/31/2013                        1.01                 0                 0              0.75%              0.5%
12/31/2012                        1.00                 0                 0              0.75%             16.9%
12/31/2011                        0.86                 0                 0              0.75%             10.8%
12/31/2010                        0.77                 0                 0              0.75%             28.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.50%             29.0%
12/31/2013                        1.02                 0                 0              0.50%              0.8%
12/31/2012                        1.02                 0                 0              0.50%             17.2%
12/31/2011                        0.87                 0                 0              0.50%             11.1%
12/31/2010                        0.78                 0                 0              0.50%             28.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.25%             29.3%
12/31/2013                        1.04                 0                 0              0.25%              1.0%
12/31/2012                        1.03                 0                 0              0.25%             17.5%
12/31/2011                        0.88                 0                 0              0.25%             11.3%
12/31/2010                        0.79                 0                 0              0.25%             28.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.00%             29.7%
12/31/2013                        1.06                 0                 0              0.00%              1.3%
12/31/2012                        1.04                 0                 0              0.00%             17.8%
12/31/2011                        0.89                 0                 0              0.00%             11.6%
12/31/2010                        0.80                 0                 0              0.00%             28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.8%
      2012          1.8%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SELECT INVESTOR CLASS - 025083502

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        89,209   $        78,596             1,587
                                                                         ===============   ===============
Receivables: investments sold                                       89
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        89,298
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        89,298            25,564   $          3.49
Band 100                                                            --                --              3.59
Band 75                                                             --                --              3.70
Band 50                                                             --                --              3.80
Band 25                                                             --                --              3.91
Band 0                                                              --                --              4.53
                                                       ---------------   ---------------
 Total                                                 $        89,298            25,564
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           345
Mortality & expense charges                                                                         (1,030)
                                                                                           ---------------
Net investment income (loss)                                                                          (685)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,685
Realized gain distributions                                                                          7,769
Net change in unrealized appreciation (depreciation)                                               (12,365)
                                                                                           ---------------
Net gain (loss)                                                                                      8,089
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,404
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (685)  $               (538)
Net realized gain (loss)                                                      12,685                  2,093
Realized gain distributions                                                    7,769                    310
Net change in unrealized appreciation (depreciation)                         (12,365)                15,972
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,404                 17,837
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,037                 15,193
Cost of units redeemed                                                       (30,586)                (5,115)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,549)                10,078
                                                                --------------------   --------------------
Net increase (decrease)                                                          855                 27,915
Net assets, beginning                                                         88,443                 60,528
                                                                --------------------   --------------------
Net assets, ending                                              $             89,298   $             88,443
                                                                ====================   ====================

Units sold                                                                     7,554                  5,002
Units redeemed                                                                (9,626)                (1,688)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,072)                 3,314
Units outstanding, beginning                                                  27,636                 24,322
                                                                --------------------   --------------------
Units outstanding, ending                                                     25,564                 27,636
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            451,381
Cost of units redeemed/account charges                                                             (412,480)
Net investment income (loss)                                                                         (7,223)
Net realized gain (loss)                                                                             38,606
Realized gain distributions                                                                           8,401
Net change in unrealized appreciation (depreciation)                                                 10,613
                                                                                       --------------------
Net assets                                                                             $             89,298
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.49                26   $            89              1.25%              9.2%
12/31/2013                        3.20                28                88              1.25%             28.6%
12/31/2012                        2.49                24                61              1.25%             13.3%
12/31/2011                        2.20                14                32              1.25%              0.2%
12/31/2010                        2.19                15                34              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.59                 0   $             0              1.00%              9.4%
12/31/2013                        3.28                 0                 0              1.00%             28.9%
12/31/2012                        2.55                 0                 0              1.00%             13.6%
12/31/2011                        2.24                 0                 0              1.00%              0.4%
12/31/2010                        2.23                 0                 0              1.00%             13.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.70                 0   $             0              0.75%              9.7%
12/31/2013                        3.37                 0                 0              0.75%             29.2%
12/31/2012                        2.61                 0                 0              0.75%             13.9%
12/31/2011                        2.29                 0                 0              0.75%              0.7%
12/31/2010                        2.27                 0                 0              0.75%             13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.80                 0   $             0              0.50%             10.0%
12/31/2013                        3.46                 0                 0              0.50%             29.6%
12/31/2012                        2.67                 0                 0              0.50%             14.2%
12/31/2011                        2.34                 0                 0              0.50%              0.9%
12/31/2010                        2.32                 0                 0              0.50%             14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.91                 0   $             0              0.25%             10.2%
12/31/2013                        3.55                 0                 0              0.25%             29.9%
12/31/2012                        2.73                 0                 0              0.25%             14.5%
12/31/2011                        2.39                 0                 0              0.25%              1.2%
12/31/2010                        2.36                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.53                 0   $             0              0.00%             10.5%
12/31/2013                        4.10                 0                 0              0.00%             30.2%
12/31/2012                        3.15                 0                 0              0.00%             14.7%
12/31/2011                        2.74                 0                 0              0.00%              1.4%
12/31/2010                        2.70                 0                 0              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.5%
      2012          0.9%
      2011          0.3%
      2010          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY DIVERSIFIED BOND FUND INVESTOR CLASS - 024932402 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.25%              4.7%
12/31/2013                        1.08                 0                 0              1.25%             -3.7%
12/31/2012                        1.13                 0                 0              1.25%              3.9%
12/31/2011                        1.08                 0                 0              1.25%              5.9%
12/31/2010                        1.02                 0                 0              1.25%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%              5.0%
12/31/2013                        1.09                 0                 0              1.00%             -3.4%
12/31/2012                        1.13                 0                 0              1.00%              4.2%
12/31/2011                        1.09                 0                 0              1.00%              6.1%
12/31/2010                        1.03                 0                 0              1.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              5.2%
12/31/2013                        1.10                 0                 0              0.75%             -3.2%
12/31/2012                        1.14                 0                 0              0.75%              4.4%
12/31/2011                        1.09                 0                 0              0.75%              6.4%
12/31/2010                        1.03                 0                 0              0.75%              2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.50%              5.5%
12/31/2013                        1.11                 0                 0              0.50%             -3.0%
12/31/2012                        1.15                 0                 0              0.50%              4.7%
12/31/2011                        1.10                 0                 0              0.50%              6.7%
12/31/2010                        1.03                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.25%              5.8%
12/31/2013                        1.12                 0                 0              0.25%             -2.7%
12/31/2012                        1.16                 0                 0              0.25%              4.9%
12/31/2011                        1.10                 0                 0              0.25%              6.9%
12/31/2010                        1.03                 0                 0              0.25%              3.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.00%              6.0%
12/31/2013                        1.13                 0                 0              0.00%             -2.5%
12/31/2012                        1.16                 0                 0              0.00%              5.2%
12/31/2011                        1.11                 0                 0              0.00%              7.2%
12/31/2010                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY SELECT A CLASS - 025083809

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       337,531   $       293,902             6,096
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (401)
                                                       ---------------
Net assets                                             $       337,130
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       267,736           152,107   $          1.76
Band 100                                                        69,394            38,391              1.81
Band 75                                                             --                --              1.86
Band 50                                                             --                --              1.91
Band 25                                                             --                --              1.96
Band 0                                                              --                --              2.01
                                                       ---------------   ---------------
 Total                                                 $       337,130           190,498
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           499
Mortality & expense charges                                                                         (3,579)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,080)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,898
Realized gain distributions                                                                         30,219
Net change in unrealized appreciation (depreciation)                                               (31,796)
                                                                                           ---------------
Net gain (loss)                                                                                     26,321
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,241
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,080)  $             (3,283)
Net realized gain (loss)                                                      27,898                 20,499
Realized gain distributions                                                   30,219                  1,326
Net change in unrealized appreciation (depreciation)                         (31,796)                60,102
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,241                 78,644
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      96,585                 56,880
Cost of units redeemed                                                      (111,944)              (130,339)
Account charges                                                                  (12)                   (54)
                                                                --------------------   --------------------
Increase (decrease)                                                          (15,371)               (73,513)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,870                  5,131
Net assets, beginning                                                        329,260                324,129
                                                                --------------------   --------------------
Net assets, ending                                              $            337,130   $            329,260
                                                                ====================   ====================

Units sold                                                                    79,852                 42,022
Units redeemed                                                               (93,010)               (95,578)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,158)               (53,556)
Units outstanding, beginning                                                 203,656                257,212
                                                                --------------------   --------------------
Units outstanding, ending                                                    190,498                203,656
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            624,769
Cost of units redeemed/account charges                                                             (420,444)
Net investment income (loss)                                                                        (11,582)
Net realized gain (loss)                                                                             60,785
Realized gain distributions                                                                          39,973
Net change in unrealized appreciation (depreciation)                                                 43,629
                                                                                       --------------------
Net assets                                                                             $            337,130
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76               152   $           268              1.25%              8.9%
12/31/2013                        1.62               204               329              1.25%             28.3%
12/31/2012                        1.26               257               324              1.25%             13.0%
12/31/2011                        1.11                84                94              1.25%             -0.1%
12/31/2010                        1.12                96               108              1.25%             12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                38   $            69              1.00%              9.1%
12/31/2013                        1.66                 0                 0              1.00%             28.6%
12/31/2012                        1.29                 0                 0              1.00%             13.3%
12/31/2011                        1.14                 0                 0              1.00%              0.1%
12/31/2010                        1.13                 0                 0              1.00%             13.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.75%              9.4%
12/31/2013                        1.70                 0                 0              0.75%             28.9%
12/31/2012                        1.32                 0                 0              0.75%             13.6%
12/31/2011                        1.16                 0                 0              0.75%              0.4%
12/31/2010                        1.15                 0                 0              0.75%             13.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.50%              9.7%
12/31/2013                        1.74                 0                 0              0.50%             29.3%
12/31/2012                        1.34                 0                 0              0.50%             13.9%
12/31/2011                        1.18                 0                 0              0.50%              0.6%
12/31/2010                        1.17                 0                 0              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.25%             10.0%
12/31/2013                        1.78                 0                 0              0.25%             29.6%
12/31/2012                        1.37                 0                 0              0.25%             14.2%
12/31/2011                        1.20                 0                 0              0.25%              0.9%
12/31/2010                        1.19                 0                 0              0.25%             14.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01                 0   $             0              0.00%             10.2%
12/31/2013                        1.82                 0                 0              0.00%             29.9%
12/31/2012                        1.40                 0                 0              0.00%             14.5%
12/31/2011                        1.23                 0                 0              0.00%              1.1%
12/31/2010                        1.21                 0                 0              0.00%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.2%
      2012          1.0%
      2011          0.0%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL CAP GROWTH A CLASS - 025083221

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,089,829   $       754,576            83,146
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,940)
                                                       ---------------
Net assets                                             $     1,085,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       960,960           425,444   $          2.26
Band 100                                                       124,929            53,859              2.32
Band 75                                                             --                --              2.38
Band 50                                                             --                --              2.45
Band 25                                                             --                --              2.51
Band 0                                                              --                --              2.58
                                                       ---------------   ---------------
 Total                                                 $     1,085,889           479,303
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,585)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,585)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            98,900
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (47,105)
                                                                                           ---------------
Net gain (loss)                                                                                     51,795
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        38,210
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,585)  $            (13,394)
Net realized gain (loss)                                                      98,900                 65,853
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (47,105)               294,742
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,210                347,201
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     127,666                272,685
Cost of units redeemed                                                      (351,227)              (192,403)
Account charges                                                                 (109)                  (132)
                                                                --------------------   --------------------
Increase (decrease)                                                         (223,670)                80,150
                                                                --------------------   --------------------
Net increase (decrease)                                                     (185,460)               427,351
Net assets, beginning                                                      1,271,349                843,998
                                                                --------------------   --------------------
Net assets, ending                                              $          1,085,889   $          1,271,349
                                                                ====================   ====================

Units sold                                                                   119,603                169,671
Units redeemed                                                              (224,809)              (123,575)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,206)                46,096
Units outstanding, beginning                                                 584,509                538,413
                                                                --------------------   --------------------
Units outstanding, ending                                                    479,303                584,509
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,343,659
Cost of units redeemed/account charges                                                           (1,795,572)
Net investment income (loss)                                                                        (73,863)
Net realized gain (loss)                                                                            257,105
Realized gain distributions                                                                          19,307
Net change in unrealized appreciation (depreciation)                                                335,253
                                                                                       --------------------
Net assets                                                                             $          1,085,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.26               425   $           961              1.25%              3.8%
12/31/2013                        2.18               584             1,271              1.25%             38.8%
12/31/2012                        1.57               538               844              1.25%             12.8%
12/31/2011                        1.39               569               790              1.25%             -6.5%
12/31/2010                        1.49               718             1,068              1.25%             28.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.32                54   $           125              1.00%              4.1%
12/31/2013                        2.23                 0                 0              1.00%             39.1%
12/31/2012                        1.60                 0                 0              1.00%             13.1%
12/31/2011                        1.42                 1                 2              1.00%             -6.3%
12/31/2010                        1.51                 1                 2              1.00%             28.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.38                 0   $             0              0.75%              4.4%
12/31/2013                        2.28                 0                 0              0.75%             39.4%
12/31/2012                        1.64                 0                 0              0.75%             13.4%
12/31/2011                        1.44                 0                 0              0.75%             -6.1%
12/31/2010                        1.54                 0                 0              0.75%             28.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45                 0   $             0              0.50%              4.6%
12/31/2013                        2.34                 0                 0              0.50%             39.8%
12/31/2012                        1.67                 0                 0              0.50%             13.7%
12/31/2011                        1.47                 0                 0              0.50%             -5.8%
12/31/2010                        1.56                 0                 0              0.50%             28.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.51                 0   $             0              0.25%              4.9%
12/31/2013                        2.39                 0                 0              0.25%             40.1%
12/31/2012                        1.71                 0                 0              0.25%             13.9%
12/31/2011                        1.50                 0                 0              0.25%             -5.6%
12/31/2010                        1.59                 0                 0              0.25%             29.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.58                 0   $             0              0.00%              5.2%
12/31/2013                        2.45                 0                 0              0.00%             40.5%
12/31/2012                        1.75                 0                 0              0.00%             14.2%
12/31/2011                        1.53                 0                 0              0.00%             -5.4%
12/31/2010                        1.62                 0                 0              0.00%             29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.1%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY DIVERSIFIED BOND FUND A CLASS - 024932501

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,541   $       169,155            15,648
                                                                         ===============   ===============
Receivables: investments sold                                       26
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       170,567
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        95,922            85,430   $          1.12
Band 100                                                        74,645            65,721              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $       170,567           151,151
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,520
Mortality & expense charges                                                                         (1,871)
                                                                                           ---------------
Net investment income (loss)                                                                         1,649
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,027
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 4,800
                                                                                           ---------------
Net gain (loss)                                                                                      5,827
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,476
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,649   $                805
Net realized gain (loss)                                                       1,027                   (788)
Realized gain distributions                                                       --                  1,129
Net change in unrealized appreciation (depreciation)                           4,800                 (3,458)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,476                 (2,312)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     173,055                122,801
Cost of units redeemed                                                      (154,544)               (46,384)
Account charges                                                                   (4)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                           18,507                 76,412
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,983                 74,100
Net assets, beginning                                                        144,584                 70,484
                                                                --------------------   --------------------
Net assets, ending                                              $            170,567   $            144,584
                                                                ====================   ====================

Units sold                                                                   182,871                117,399
Units redeemed                                                              (166,089)               (46,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,782                 71,380
Units outstanding, beginning                                                 134,369                 62,989
                                                                --------------------   --------------------
Units outstanding, ending                                                    151,151                134,369
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            385,099
Cost of units redeemed/account charges                                                             (222,043)
Net investment income (loss)                                                                          3,540
Net realized gain (loss)                                                                                190
Realized gain distributions                                                                           2,395
Net change in unrealized appreciation (depreciation)                                                  1,386
                                                                                       --------------------
Net assets                                                                             $            170,567
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                85   $            96              1.25%              4.3%
12/31/2013                        1.08               134               145              1.25%             -3.8%
12/31/2012                        1.12                63                70              1.25%              3.5%
12/31/2011                        1.08                44                48              1.25%              5.7%
12/31/2010                        1.02                 6                 6              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                66   $            75              1.00%              4.6%
12/31/2013                        1.09                 0                 0              1.00%             -3.6%
12/31/2012                        1.13                 0                 0              1.00%              3.8%
12/31/2011                        1.09                 0                 0              1.00%              6.0%
12/31/2010                        1.02                 0                 0              1.00%              2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%              4.9%
12/31/2013                        1.10                 0                 0              0.75%             -3.4%
12/31/2012                        1.13                 0                 0              0.75%              4.1%
12/31/2011                        1.09                 0                 0              0.75%              6.2%
12/31/2010                        1.03                 0                 0              0.75%              2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%              5.1%
12/31/2013                        1.11                 0                 0              0.50%             -3.1%
12/31/2012                        1.14                 0                 0              0.50%              4.3%
12/31/2011                        1.09                 0                 0              0.50%              6.5%
12/31/2010                        1.03                 0                 0              0.50%              2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.25%              5.4%
12/31/2013                        1.12                 0                 0              0.25%             -2.9%
12/31/2012                        1.15                 0                 0              0.25%              4.6%
12/31/2011                        1.10                 0                 0              0.25%              6.8%
12/31/2010                        1.03                 0                 0              0.25%              2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.00%              5.7%
12/31/2013                        1.13                 0                 0              0.00%             -2.6%
12/31/2012                        1.16                 0                 0              0.00%              4.8%
12/31/2011                        1.10                 0                 0              0.00%              7.0%
12/31/2010                        1.03                 0                 0              0.00%              3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          1.9%
      2012          2.2%
      2011          2.4%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL CAP VALUE A CLASS - 025076837

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,815,814   $     2,869,378           323,907
                                                                         ===============   ===============
Receivables: investments sold                                   37,813
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,853,627
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,870,153           562,365   $          3.33
Band 100                                                            --                --              3.42
Band 75                                                             --                --              3.52
Band 50                                                        141,887            39,214              3.62
Band 25                                                             --                --              3.72
Band 0                                                         841,587           218,602              3.85
                                                       ---------------   ---------------
 Total                                                 $     2,853,627           820,181
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,269
Mortality & expense charges                                                                        (22,552)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,283)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,914
Realized gain distributions                                                                        338,841
Net change in unrealized appreciation (depreciation)                                              (243,030)
                                                                                           ---------------
Net gain (loss)                                                                                    124,725
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       111,442
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,283)  $             (5,946)
Net realized gain (loss)                                                      28,914                 26,400
Realized gain distributions                                                  338,841                295,052
Net change in unrealized appreciation (depreciation)                        (243,030)               169,080
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            111,442                484,586
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,073,163                620,160
Cost of units redeemed                                                      (415,377)              (375,329)
Account charges                                                                 (716)                  (667)
                                                                --------------------   --------------------
Increase (decrease)                                                          657,070                244,164
                                                                --------------------   --------------------
Net increase (decrease)                                                      768,512                728,750
Net assets, beginning                                                      2,085,115              1,356,365
                                                                --------------------   --------------------
Net assets, ending                                              $          2,853,627   $          2,085,115
                                                                ====================   ====================

Units sold                                                                   313,728                217,106
Units redeemed                                                              (126,381)              (130,800)
                                                                --------------------   --------------------
Net increase (decrease)                                                      187,347                 86,306
Units outstanding, beginning                                                 632,834                546,528
                                                                --------------------   --------------------
Units outstanding, ending                                                    820,181                632,834
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,538,813
Cost of units redeemed/account charges                                                           (2,553,217)
Net investment income (loss)                                                                        (29,145)
Net realized gain (loss)                                                                             80,343
Realized gain distributions                                                                         870,397
Net change in unrealized appreciation (depreciation)                                                (53,564)
                                                                                       --------------------
Net assets                                                                             $          2,853,627
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.33               562   $         1,870              1.25%              2.9%
12/31/2013                        3.23               530             1,712              1.25%             32.8%
12/31/2012                        2.43               443             1,078              1.25%             14.9%
12/31/2011                        2.12               351               743              1.25%             -8.1%
12/31/2010                        2.30               252               580              1.25%             22.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.42                 0   $             0              1.00%              3.1%
12/31/2013                        3.32                 0                 0              1.00%             33.2%
12/31/2012                        2.49                 0                 0              1.00%             15.2%
12/31/2011                        2.16                 0                 0              1.00%             -7.8%
12/31/2010                        2.35                 0                 0              1.00%             22.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.52                 0   $             0              0.75%              3.4%
12/31/2013                        3.40                 0                 0              0.75%             33.5%
12/31/2012                        2.55                 0                 0              0.75%             15.5%
12/31/2011                        2.21                 0                 0              0.75%             -7.6%
12/31/2010                        2.39                 0                 0              0.75%             22.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.62                39   $           142              0.50%              3.7%
12/31/2013                        3.49                40               139              0.50%             33.8%
12/31/2012                        2.61                43               112              0.50%             15.8%
12/31/2011                        2.25                43                97              0.50%             -7.4%
12/31/2010                        2.43                 8                19              0.50%             23.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.72                 0   $             0              0.25%              3.9%
12/31/2013                        3.58                 0                 0              0.25%             34.2%
12/31/2012                        2.67                 0                 0              0.25%             16.1%
12/31/2011                        2.30                 0                 0              0.25%             -7.1%
12/31/2010                        2.48                 0                 0              0.25%             23.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.85               219   $           842              0.00%              4.2%
12/31/2013                        3.70                63               234              0.00%             34.5%
12/31/2012                        2.75                60               166              0.00%             16.3%
12/31/2011                        2.36                55               130              0.00%             -6.9%
12/31/2010                        2.54                 8                20              0.00%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.7%
      2012          1.3%
      2011          0.8%
      2010          0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY SMALL CAP VALUE INVESTOR CLASS - 025076852

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,177,944   $    15,536,220         1,821,534
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (20,936)
                                                       ---------------
Net assets                                             $    16,157,008
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,135,254         4,216,181   $          3.59
Band 100                                                            --                --              3.69
Band 75                                                             --                --              3.80
Band 50                                                             --                --              3.91
Band 25                                                             --                --              4.02
Band 0                                                       1,021,754           239,660              4.26
                                                       ---------------   ---------------
 Total                                                 $    16,157,008         4,455,841
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        93,048
Mortality & expense charges                                                                       (190,816)
                                                                                           ---------------
Net investment income (loss)                                                                       (97,768)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           396,111
Realized gain distributions                                                                      1,948,724
Net change in unrealized appreciation (depreciation)                                            (1,750,773)
                                                                                           ---------------
Net gain (loss)                                                                                    594,062
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       496,294
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (97,768)  $            (33,703)
Net realized gain (loss)                                                     396,111                277,891
Realized gain distributions                                                1,948,724              2,380,300
Net change in unrealized appreciation (depreciation)                      (1,750,773)             1,549,597
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            496,294              4,174,085
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,186,109              2,976,758
Cost of units redeemed                                                    (3,565,581)            (2,250,646)
Account charges                                                               (3,629)                (3,364)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,383,101)               722,748
                                                                --------------------   --------------------
Net increase (decrease)                                                     (886,807)             4,896,833
Net assets, beginning                                                     17,043,815             12,146,982
                                                                --------------------   --------------------
Net assets, ending                                              $         16,157,008   $         17,043,815
                                                                ====================   ====================

Units sold                                                                   641,334                985,612
Units redeemed                                                            (1,040,840)              (743,700)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (399,506)               241,912
Units outstanding, beginning                                               4,855,347              4,613,435
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,455,841              4,855,347
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         30,462,958
Cost of units redeemed/account charges                                                          (23,749,428)
Net investment income (loss)                                                                       (257,207)
Net realized gain (loss)                                                                           (591,315)
Realized gain distributions                                                                       9,650,276
Net change in unrealized appreciation (depreciation)                                                641,724
                                                                                       --------------------
Net assets                                                                             $         16,157,008
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.59             4,216   $        15,135              1.25%              3.1%
12/31/2013                        3.48             4,625            16,105              1.25%             33.2%
12/31/2012                        2.61             4,395            11,485              1.25%             15.2%
12/31/2011                        2.27             4,504            10,213              1.25%             -7.9%
12/31/2010                        2.46             4,498            11,075              1.25%             22.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.69                 0   $             0              1.00%              3.4%
12/31/2013                        3.57                 0                 0              1.00%             33.6%
12/31/2012                        2.67                 0                 0              1.00%             15.5%
12/31/2011                        2.31                 0                 0              1.00%             -7.7%
12/31/2010                        2.51                 0                 0              1.00%             22.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.80                 0   $             0              0.75%              3.6%
12/31/2013                        3.66                 0                 0              0.75%             33.9%
12/31/2012                        2.74                 0                 0              0.75%             15.8%
12/31/2011                        2.36                 0                 0              0.75%             -7.4%
12/31/2010                        2.55                 0                 0              0.75%             23.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.91                 0   $             0              0.50%              3.9%
12/31/2013                        3.76                 0                 0              0.50%             34.2%
12/31/2012                        2.80                 0                 0              0.50%             16.1%
12/31/2011                        2.41                 0                 0              0.50%             -7.2%
12/31/2010                        2.60                 0                 0              0.50%             23.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.02                 0   $             0              0.25%              4.1%
12/31/2013                        3.86                 0                 0              0.25%             34.6%
12/31/2012                        2.87                 0                 0              0.25%             16.4%
12/31/2011                        2.46                 0                 0              0.25%             -7.0%
12/31/2010                        2.65                 0                 0              0.25%             23.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.26               240   $         1,022              0.00%              4.4%
12/31/2013                        4.08               230               939              0.00%             34.9%
12/31/2012                        3.03               219               662              0.00%             16.7%
12/31/2011                        2.59               210               545              0.00%             -6.7%
12/31/2010                        2.78               154               429              0.00%             24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.6%
                2013               0.9%
                2012               1.4%
                2011               0.8%
                2010               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY EMERGING MARKETS A CLASS - 025086851

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,116   $         5,217               628
                                                                         ===============   ===============
Receivables: investments sold                                      113
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         5,229
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         5,229             4,635   $          1.13
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $         5,229             4,635
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            94
Mortality & expense charges                                                                           (340)
                                                                                           ---------------
Net investment income (loss)                                                                          (246)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,937
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,590)
                                                                                           ---------------
Net gain (loss)                                                                                        347
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           101
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (246)  $               (468)
Net realized gain (loss)                                                       3,937                  2,453
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,590)                (2,801)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                101                   (816)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,247                  3,676
Cost of units redeemed                                                       (33,675)               (19,003)
Account charges                                                                 (163)                  (301)
                                                                --------------------   --------------------
Increase (decrease)                                                          (26,591)               (15,628)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,490)               (16,444)
Net assets, beginning                                                         31,719                 48,163
                                                                --------------------   --------------------
Net assets, ending                                              $              5,229   $             31,719
                                                                ====================   ====================

Units sold                                                                     6,298                  3,200
Units redeemed                                                               (28,927)               (16,817)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,629)               (13,617)
Units outstanding, beginning                                                  27,264                 40,881
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,635                 27,264
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            541,902
Cost of units redeemed/account charges                                                             (503,904)
Net investment income (loss)                                                                         (9,293)
Net realized gain (loss)                                                                            (37,581)
Realized gain distributions                                                                          14,206
Net change in unrealized appreciation (depreciation)                                                   (101)
                                                                                       --------------------
Net assets                                                                             $              5,229
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 5   $             5              1.25%             -3.0%
12/31/2013                        1.16                27                32              1.25%             -1.2%
12/31/2012                        1.18                41                48              1.25%             23.0%
12/31/2011                        0.96               161               154              1.25%            -22.7%
12/31/2010                        1.24               151               188              1.25%             16.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%             -2.8%
12/31/2013                        1.18                 0                 0              1.00%             -1.0%
12/31/2012                        1.20                 0                 0              1.00%             23.4%
12/31/2011                        0.97                 0                 0              1.00%            -22.5%
12/31/2010                        1.25                 0                 0              1.00%             16.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.75%             -2.6%
12/31/2013                        1.21                 0                 0              0.75%             -0.8%
12/31/2012                        1.22                 0                 0              0.75%             23.7%
12/31/2011                        0.98                 0                 0              0.75%            -22.3%
12/31/2010                        1.27                 0                 0              0.75%             16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.50%             -2.3%
12/31/2013                        1.23                 0                 0              0.50%             -0.5%
12/31/2012                        1.23                 0                 0              0.50%             24.0%
12/31/2011                        1.00                 0                 0              0.50%            -22.2%
12/31/2010                        1.28                 0                 0              0.50%             16.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.25%             -2.1%
12/31/2013                        1.25                 0                 0              0.25%             -0.3%
12/31/2012                        1.25                 0                 0              0.25%             24.3%
12/31/2011                        1.01                 0                 0              0.25%            -22.0%
12/31/2010                        1.29                 0                 0              0.25%             17.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%             -1.8%
12/31/2013                        1.27                 0                 0              0.00%              0.0%
12/31/2012                        1.27                 0                 0              0.00%             24.6%
12/31/2011                        1.02                 0                 0              0.00%            -21.8%
12/31/2010                        1.31                 0                 0              0.00%             17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.5%
                2013               0.1%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SMALL COMPANY A CLASS - 02507M824

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,285,753   $       990,055            99,845
                                                                         ===============   ===============
Receivables: investments sold                                    7,246
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,292,999
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,292,999           447,634   $          2.89
Band 100                                                            --                --              2.97
Band 75                                                             --                --              3.06
Band 50                                                             --                --              3.14
Band 25                                                             --                --              3.23
Band 0                                                              --                --              3.37
                                                       ---------------   ---------------
 Total                                                 $     1,292,999           447,634
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           177
Mortality & expense charges                                                                        (16,117)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,940)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            65,738
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,862
                                                                                           ---------------
Net gain (loss)                                                                                     68,600
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        52,660
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,940)  $            (11,288)
Net realized gain (loss)                                                      65,738                 37,987
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,862                286,702
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             52,660                313,401
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     298,930              1,582,539
Cost of units redeemed                                                      (269,362)              (818,373)
Account charges                                                               (1,189)                  (136)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,379                764,030
                                                                --------------------   --------------------
Net increase (decrease)                                                       81,039              1,077,431
Net assets, beginning                                                      1,211,960                134,529
                                                                --------------------   --------------------
Net assets, ending                                              $          1,292,999   $          1,211,960
                                                                ====================   ====================

Units sold                                                                   107,969                790,246
Units redeemed                                                               (97,366)              (421,887)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,603                368,359
Units outstanding, beginning                                                 437,031                 68,672
                                                                --------------------   --------------------
Units outstanding, ending                                                    447,634                437,031
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,148,421
Cost of units redeemed/account charges                                                           (1,249,998)
Net investment income (loss)                                                                        (33,921)
Net realized gain (loss)                                                                            103,770
Realized gain distributions                                                                          29,029
Net change in unrealized appreciation (depreciation)                                                295,698
                                                                                       --------------------
Net assets                                                                             $          1,292,999
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.89               448   $         1,293              1.25%              4.2%
12/31/2013                        2.77               437             1,212              1.25%             41.6%
12/31/2012                        1.96                69               135              1.25%             12.1%
12/31/2011                        1.75                53                92              1.25%             -2.3%
12/31/2010                        1.79                64               114              1.25%             25.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.97                 0   $             0              1.00%              4.4%
12/31/2013                        2.85                 0                 0              1.00%             41.9%
12/31/2012                        2.00                 0                 0              1.00%             12.4%
12/31/2011                        1.78                 0                 0              1.00%             -2.0%
12/31/2010                        1.82                 0                 0              1.00%             25.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.06                 0   $             0              0.75%              4.7%
12/31/2013                        2.92                 0                 0              0.75%             42.3%
12/31/2012                        2.05                 0                 0              0.75%             12.7%
12/31/2011                        1.82                 0                 0              0.75%             -1.8%
12/31/2010                        1.85                 0                 0              0.75%             26.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.14                 0   $             0              0.50%              4.9%
12/31/2013                        2.99                 0                 0              0.50%             42.6%
12/31/2012                        2.10                 0                 0              0.50%             13.0%
12/31/2011                        1.86                 0                 0              0.50%             -1.5%
12/31/2010                        1.89                 0                 0              0.50%             26.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.23                 0   $             0              0.25%              5.2%
12/31/2013                        3.07                 0                 0              0.25%             43.0%
12/31/2012                        2.15                 0                 0              0.25%             13.3%
12/31/2011                        1.90                 0                 0              0.25%             -1.3%
12/31/2010                        1.92                 0                 0              0.25%             26.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.37                 0   $             0              0.00%              5.5%
12/31/2013                        3.19                 0                 0              0.00%             43.3%
12/31/2012                        2.23                 0                 0              0.00%             13.5%
12/31/2011                        1.96                 0                 0              0.00%             -1.0%
12/31/2010                        1.98                 0                 0              0.00%             26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.9%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY EMERGING MARKETS INVESTOR CLASS - 025086885

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        27,673   $        26,488             3,213
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        27,671
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        27,671            24,075   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $        27,671            24,075
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            83
Mortality & expense charges                                                                           (320)
                                                                                           ---------------
Net investment income (loss)                                                                          (237)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                22
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (592)
                                                                                           ---------------
Net gain (loss)                                                                                       (570)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (807)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (237)  $               (183)
Net realized gain (loss)                                                          22                     16
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (592)                    55
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (807)                  (112)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,801                  4,415
Cost of units redeemed                                                            --                      8
Account charges                                                                  (21)                   (18)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,780                  4,405
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,973                  4,293
Net assets, beginning                                                         22,698                 18,405
                                                                --------------------   --------------------
Net assets, ending                                              $             27,671   $             22,698
                                                                ====================   ====================

Units sold                                                                     4,896                  3,802
Units redeemed                                                                   (17)                   (16)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,879                  3,786
Units outstanding, beginning                                                  19,196                 15,410
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,075                 19,196
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            568,116
Cost of units redeemed/account charges                                                             (487,411)
Net investment income (loss)                                                                        (10,761)
Net realized gain (loss)                                                                            (61,667)
Realized gain distributions                                                                          18,209
Net change in unrealized appreciation (depreciation)                                                  1,185
                                                                                       --------------------
Net assets                                                                             $             27,671
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                24   $            28              1.25%             -2.8%
12/31/2013                        1.18                19                23              1.25%             -1.0%
12/31/2012                        1.19                15                18              1.25%             23.3%
12/31/2011                        0.97               237               229              1.25%            -22.6%
12/31/2010                        1.25               264               331              1.25%             16.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              1.00%             -2.6%
12/31/2013                        1.20                 0                 0              1.00%             -0.8%
12/31/2012                        1.21                 0                 0              1.00%             23.6%
12/31/2011                        0.98                 0                 0              1.00%            -22.4%
12/31/2010                        1.26                 0                 0              1.00%             16.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%             -2.3%
12/31/2013                        1.23                 0                 0              0.75%             -0.5%
12/31/2012                        1.23                 0                 0              0.75%             23.9%
12/31/2011                        0.99                 0                 0              0.75%            -22.2%
12/31/2010                        1.28                 0                 0              0.75%             17.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%             -2.1%
12/31/2013                        1.25                 0                 0              0.50%             -0.3%
12/31/2012                        1.25                 0                 0              0.50%             24.2%
12/31/2011                        1.01                 0                 0              0.50%            -22.0%
12/31/2010                        1.29                 0                 0              0.50%             17.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%             -1.8%
12/31/2013                        1.27                 0                 0              0.25%              0.0%
12/31/2012                        1.27                 0                 0              0.25%             24.5%
12/31/2011                        1.02                 0                 0              0.25%            -21.8%
12/31/2010                        1.30                 0                 0              0.25%             17.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%             -1.6%
12/31/2013                        1.29                 0                 0              0.00%              0.2%
12/31/2012                        1.29                 0                 0              0.00%             24.9%
12/31/2011                        1.03                 0                 0              0.00%            -21.6%
12/31/2010                        1.32                 0                 0              0.00%             17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.3%
                2013               0.3%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY STRATEGIC ALLOCATION AGGRESSIVE INVESTOR CLASS - 025085705

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    52,760,522   $    50,019,120         6,456,516
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (139,915)
                                                       ---------------
Net assets                                             $    52,620,607
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    51,410,980        24,690,951   $          2.08
Band 100                                                            --                --              2.14
Band 75                                                             --                --              2.20
Band 50                                                             --                --              2.27
Band 25                                                             --                --              2.33
Band 0                                                       1,209,627           496,383              2.44
                                                       ---------------   ---------------
 Total                                                 $    52,620,607        25,187,334
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       175,273
Mortality & expense charges                                                                       (606,044)
                                                                                           ---------------
Net investment income (loss)                                                                      (430,771)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           379,424
Realized gain distributions                                                                      5,316,684
Net change in unrealized appreciation (depreciation)                                            (2,540,840)
                                                                                           ---------------
Net gain (loss)                                                                                  3,155,268
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,724,497
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (430,771)  $             53,297
Net realized gain (loss)                                                     379,424              1,159,584
Realized gain distributions                                                5,316,684              4,663,078
Net change in unrealized appreciation (depreciation)                      (2,540,840)             1,322,078
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,724,497              7,198,037
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,581,397              8,144,619
Cost of units redeemed                                                    (4,944,176)            (9,716,571)
Account charges                                                               (9,534)                (8,432)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,627,687             (1,580,384)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,352,184              5,617,653
Net assets, beginning                                                     46,268,423             40,650,770
                                                                --------------------   --------------------
Net assets, ending                                              $         52,620,607   $         46,268,423
                                                                ====================   ====================

Units sold                                                                 5,112,549              4,579,388
Units redeemed                                                            (3,324,887)            (5,520,578)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,787,662               (941,190)
Units outstanding, beginning                                              23,399,672             24,340,862
                                                                --------------------   --------------------
Units outstanding, ending                                                 25,187,334             23,399,672
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         75,298,086
Cost of units redeemed/account charges                                                          (39,772,715)
Net investment income (loss)                                                                         66,702
Net realized gain (loss)                                                                            582,239
Realized gain distributions                                                                      13,704,893
Net change in unrealized appreciation (depreciation)                                              2,741,402
                                                                                       --------------------
Net assets                                                                             $         52,620,607
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08            24,691   $        51,411              1.25%              5.6%
12/31/2013                        1.97            22,940            45,222              1.25%             18.4%
12/31/2012                        1.67            23,883            39,780              1.25%             13.6%
12/31/2011                        1.47            21,752            31,895              1.25%             -3.1%
12/31/2010                        1.51            19,558            29,610              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              1.00%              5.9%
12/31/2013                        2.02                 0                 0              1.00%             18.6%
12/31/2012                        1.70                 0                 0              1.00%             13.9%
12/31/2011                        1.50                 0                 0              1.00%             -2.9%
12/31/2010                        1.54                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.75%              6.2%
12/31/2013                        2.07                 0                 0              0.75%             18.9%
12/31/2012                        1.74                 0                 0              0.75%             14.2%
12/31/2011                        1.53                 0                 0              0.75%             -2.7%
12/31/2010                        1.57                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.50%              6.4%
12/31/2013                        2.13                 0                 0              0.50%             19.2%
12/31/2012                        1.79                 0                 0              0.50%             14.4%
12/31/2011                        1.56                 0                 0              0.50%             -2.4%
12/31/2010                        1.60                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33                 0   $             0              0.25%              6.7%
12/31/2013                        2.18                 0                 0              0.25%             19.5%
12/31/2012                        1.83                 0                 0              0.25%             14.7%
12/31/2011                        1.59                 0                 0              0.25%             -2.2%
12/31/2010                        1.63                 0                 0              0.25%             15.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44               496   $         1,210              0.00%              7.0%
12/31/2013                        2.28               459             1,047              0.00%             19.8%
12/31/2012                        1.90               458               870              0.00%             15.0%
12/31/2011                        1.65               417               690              0.00%             -1.9%
12/31/2010                        1.69               423               713              0.00%             15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.4%
                2013               1.3%
                2012               1.9%
                2011               1.4%
                2010               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY EQUITY GROWTH INVESTOR CLASS - 02507M600 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              5.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              5.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY STRATEGIC ALLOCATION AGGRESSIVE A CLASS - 025085887

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,624,822   $    19,470,810         2,515,196
                                                                         ===============   ===============
Receivables: investments sold                                   24,939
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,649,761
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,596,925         6,219,294   $          2.35
Band 100                                                     2,171,331           899,506              2.41
Band 75                                                             --                --              2.48
Band 50                                                         40,426            15,831              2.55
Band 25                                                             --                --              2.63
Band 0                                                       3,841,079         1,413,689              2.72
                                                       ---------------   ---------------
 Total                                                 $    20,649,761         8,548,320
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,768
Mortality & expense charges                                                                       (202,472)
                                                                                           ---------------
Net investment income (loss)                                                                      (184,704)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           477,864
Realized gain distributions                                                                      2,054,182
Net change in unrealized appreciation (depreciation)                                            (1,205,489)
                                                                                           ---------------
Net gain (loss)                                                                                  1,326,557
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,141,853
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (184,704)  $             23,356
Net realized gain (loss)                                                     477,864                343,868
Realized gain distributions                                                2,054,182              1,954,564
Net change in unrealized appreciation (depreciation)                      (1,205,489)               546,710
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,141,853              2,868,498
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,135,274              5,126,834
Cost of units redeemed                                                    (3,748,056)            (2,542,574)
Account charges                                                               (5,156)                (4,653)
                                                                --------------------   --------------------
Increase (decrease)                                                         (617,938)             2,579,607
                                                                --------------------   --------------------
Net increase (decrease)                                                      523,915              5,448,105
Net assets, beginning                                                     20,125,846             14,677,741
                                                                --------------------   --------------------
Net assets, ending                                              $         20,649,761   $         20,125,846
                                                                ====================   ====================

Units sold                                                                 1,970,609              2,611,167
Units redeemed                                                            (2,247,315)            (1,384,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (276,706)             1,226,353
Units outstanding, beginning                                               8,825,026              7,598,673
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,548,320              8,825,026
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         28,622,980
Cost of units redeemed/account charges                                                          (14,515,982)
Net investment income (loss)                                                                       (138,703)
Net realized gain (loss)                                                                            657,451
Realized gain distributions                                                                       4,870,003
Net change in unrealized appreciation (depreciation)                                              1,154,012
                                                                                       --------------------
Net assets                                                                             $         20,649,761
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35             6,219   $        14,597              1.25%              5.4%
12/31/2013                        2.23             7,139            15,892              1.25%             18.1%
12/31/2012                        1.89             5,980            11,275              1.25%             13.3%
12/31/2011                        1.66             5,046             8,397              1.25%             -3.4%
12/31/2010                        1.72             4,523             7,788              1.25%             13.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.41               900   $         2,171              1.00%              5.7%
12/31/2013                        2.28               209               477              1.00%             18.4%
12/31/2012                        1.93               197               381              1.00%             13.6%
12/31/2011                        1.70               169               286              1.00%             -3.1%
12/31/2010                        1.75               130               228              1.00%             13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.48                 0   $             0              0.75%              6.0%
12/31/2013                        2.34                 0                 0              0.75%             18.7%
12/31/2012                        1.97                 0                 0              0.75%             13.9%
12/31/2011                        1.73                 0                 0              0.75%             -2.9%
12/31/2010                        1.79                 0                 0              0.75%             14.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.55                16   $            40              0.50%              6.2%
12/31/2013                        2.40                17                42              0.50%             19.0%
12/31/2012                        2.02                20                40              0.50%             14.2%
12/31/2011                        1.77                21                38              0.50%             -2.6%
12/31/2010                        1.82                24                43              0.50%             14.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.63                 0   $             0              0.25%              6.5%
12/31/2013                        2.47                 0                 0              0.25%             19.3%
12/31/2012                        2.07                 0                 0              0.25%             14.4%
12/31/2011                        1.81                 0                 0              0.25%             -2.4%
12/31/2010                        1.85                 0                 0              0.25%             14.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72             1,414   $         3,841              0.00%              6.8%
12/31/2013                        2.54             1,460             3,716              0.00%             19.6%
12/31/2012                        2.13             1,401             2,983              0.00%             14.7%
12/31/2011                        1.86             1,306             2,423              0.00%             -2.2%
12/31/2010                        1.90               279               529              0.00%             15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.1%
                2013               1.1%
                2012               1.6%
                2011               1.0%
                2010               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY EQUITY GROWTH A CLASS - 02507M709

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,465,921   $     4,949,832           177,926
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,809)
                                                       ---------------
Net assets                                             $     5,464,112
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,513,591         2,192,641   $          2.06
Band 100                                                       401,526           189,940              2.11
Band 75                                                             --                --              2.17
Band 50                                                         16,991             7,622              2.23
Band 25                                                             --                --              2.29
Band 0                                                         532,004           226,301              2.35
                                                       ---------------   ---------------
 Total                                                 $     5,464,112         2,616,504
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        53,868
Mortality & expense charges                                                                        (56,752)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,884)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           273,115
Realized gain distributions                                                                        564,115
Net change in unrealized appreciation (depreciation)                                              (270,440)
                                                                                           ---------------
Net gain (loss)                                                                                    566,790
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       563,906
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,884)  $               (159)
Net realized gain (loss)                                                     273,115                182,118
Realized gain distributions                                                  564,115                176,965
Net change in unrealized appreciation (depreciation)                        (270,440)               584,637
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            563,906                943,561
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,957,319              2,989,903
Cost of units redeemed                                                    (1,335,044)            (1,860,857)
Account charges                                                               (2,151)                (2,436)
                                                                --------------------   --------------------
Increase (decrease)                                                          620,124              1,126,610
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,184,030              2,070,171
Net assets, beginning                                                      4,280,082              2,209,911
                                                                --------------------   --------------------
Net assets, ending                                              $          5,464,112   $          4,280,082
                                                                ====================   ====================

Units sold                                                                 1,088,197              2,208,698
Units redeemed                                                              (784,021)            (1,466,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                      304,176                742,432
Units outstanding, beginning                                               2,312,328              1,569,896
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,616,504              2,312,328
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         12,547,694
Cost of units redeemed/account charges                                                           (8,754,377)
Net investment income (loss)                                                                         (8,362)
Net realized gain (loss)                                                                            324,607
Realized gain distributions                                                                         838,461
Net change in unrealized appreciation (depreciation)                                                516,089
                                                                                       --------------------
Net assets                                                                             $          5,464,112
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06             2,193   $         4,514              1.25%             11.6%
12/31/2013                        1.84             2,243             4,135              1.25%             31.0%
12/31/2012                        1.41             1,570             2,210              1.25%             14.6%
12/31/2011                        1.23               694               853              1.25%              2.6%
12/31/2010                        1.20               998             1,196              1.25%             13.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11               190   $           402              1.00%             11.9%
12/31/2013                        1.89                 0                 1              1.00%             31.3%
12/31/2012                        1.44                 0                 0              1.00%             14.8%
12/31/2011                        1.25                 0                 0              1.00%              2.8%
12/31/2010                        1.22                 0                 0              1.00%             13.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                 0   $             0              0.75%             12.2%
12/31/2013                        1.93                 0                 0              0.75%             31.6%
12/31/2012                        1.47                 0                 0              0.75%             15.1%
12/31/2011                        1.28                 0                 0              0.75%              3.1%
12/31/2010                        1.24                 0                 0              0.75%             13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 8   $            17              0.50%             12.5%
12/31/2013                        1.98                 0                 0              0.50%             32.0%
12/31/2012                        1.50                 0                 0              0.50%             15.4%
12/31/2011                        1.30                 0                 0              0.50%              3.3%
12/31/2010                        1.26                 0                 0              0.50%             14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.29                 0   $             0              0.25%             12.8%
12/31/2013                        2.03                 0                 0              0.25%             32.3%
12/31/2012                        1.53                 0                 0              0.25%             15.7%
12/31/2011                        1.33                 0                 0              0.25%              3.6%
12/31/2010                        1.28                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35               226   $           532              0.00%             13.0%
12/31/2013                        2.08                69               144              0.00%             32.6%
12/31/2012                        1.57                 0                 0              0.00%             16.0%
12/31/2011                        1.35                 0                 0              0.00%              3.9%
12/31/2010                        1.30                 0                 0              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.1%
                2013               1.3%
                2012               1.6%
                2011               1.1%
                2010               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY STRATEGIC ALLOCATION CONSERVATIVE INVESTOR CLASS - 025085101

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,097,067   $    12,715,968         2,261,749
                                                                         ===============   ===============
Receivables: investments sold                                  111,551
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,208,618
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,157,161         7,101,436   $          1.71
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.86
Band 25                                                             --                --              1.92
Band 0                                                       1,051,457           524,794              2.00
                                                       ---------------   ---------------
 Total                                                 $    13,208,618         7,626,230
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       101,627
Mortality & expense charges                                                                       (140,815)
                                                                                           ---------------
Net investment income (loss)                                                                       (39,188)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           184,375
Realized gain distributions                                                                        720,231
Net change in unrealized appreciation (depreciation)                                              (263,415)
                                                                                           ---------------
Net gain (loss)                                                                                    641,191
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       602,003
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (39,188)  $             (2,772)
Net realized gain (loss)                                                     184,375                338,078
Realized gain distributions                                                  720,231                735,318
Net change in unrealized appreciation (depreciation)                        (263,415)              (163,336)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            602,003                907,288
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,314,467              4,703,777
Cost of units redeemed                                                    (2,265,539)            (3,642,166)
Account charges                                                               (4,199)                (3,366)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,044,729              1,058,245
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,646,732              1,965,533
Net assets, beginning                                                     11,561,886              9,596,353
                                                                --------------------   --------------------
Net assets, ending                                              $         13,208,618   $         11,561,886
                                                                ====================   ====================

Units sold                                                                 2,283,545              3,035,085
Units redeemed                                                            (1,666,260)            (2,331,582)
                                                                --------------------   --------------------
Net increase (decrease)                                                      617,285                703,503
Units outstanding, beginning                                               7,008,945              6,305,442
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,626,230              7,008,945
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         29,017,485
Cost of units redeemed/account charges                                                          (19,291,512)
Net investment income (loss)                                                                        317,798
Net realized gain (loss)                                                                            509,793
Realized gain distributions                                                                       2,273,955
Net change in unrealized appreciation (depreciation)                                                381,099
                                                                                       --------------------
Net assets                                                                             $         13,208,618
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71             7,101   $        12,157              1.25%              5.0%
12/31/2013                        1.63             6,501            10,605              1.25%              8.5%
12/31/2012                        1.50             5,764             8,667              1.25%              8.2%
12/31/2011                        1.39             5,028             6,986              1.25%              2.1%
12/31/2010                        1.36             5,065             6,890              1.25%              8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              1.00%              5.2%
12/31/2013                        1.67                 0                 0              1.00%              8.8%
12/31/2012                        1.54                 0                 0              1.00%              8.5%
12/31/2011                        1.42                 0                 0              1.00%              2.4%
12/31/2010                        1.39                 0                 0              1.00%              8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.75%              5.5%
12/31/2013                        1.72                 0                 0              0.75%              9.0%
12/31/2012                        1.57                 0                 0              0.75%              8.8%
12/31/2011                        1.45                 0                 0              0.75%              2.7%
12/31/2010                        1.41                 0                 0              0.75%              8.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.50%              5.7%
12/31/2013                        1.76                 0                 0              0.50%              9.3%
12/31/2012                        1.61                 0                 0              0.50%              9.0%
12/31/2011                        1.48                 0                 0              0.50%              2.9%
12/31/2010                        1.44                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.25%              6.0%
12/31/2013                        1.81                 0                 0              0.25%              9.6%
12/31/2012                        1.65                 0                 0              0.25%              9.3%
12/31/2011                        1.51                 0                 0              0.25%              3.2%
12/31/2010                        1.46                 0                 0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00               525   $         1,051              0.00%              6.3%
12/31/2013                        1.89               508               957              0.00%              9.8%
12/31/2012                        1.72               541               929              0.00%              9.6%
12/31/2011                        1.57               631               988              0.00%              3.4%
12/31/2010                        1.51               711             1,076              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.8%
                2013               1.1%
                2012               1.5%
                2011               1.8%
                2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY EQUITY INCOME INVESTOR CLASS - 025076100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,752,749   $    14,320,491         1,910,794
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (33,293)
                                                       ---------------
Net assets                                             $    16,719,456
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,933,511         4,793,150   $          2.49
Band 100                                                            --                --              2.56
Band 75                                                             --                --              2.63
Band 50                                                             --                --              2.71
Band 25                                                             --                --              2.79
Band 0                                                       4,785,945         1,618,644              2.96
                                                       ---------------   ---------------
 Total                                                 $    16,719,456         6,411,794
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       405,271
Mortality & expense charges                                                                       (147,012)
                                                                                           ---------------
Net investment income (loss)                                                                       258,259
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           551,605
Realized gain distributions                                                                      1,174,836
Net change in unrealized appreciation (depreciation)                                              (175,558)
                                                                                           ---------------
Net gain (loss)                                                                                  1,550,883
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,809,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            258,259   $            230,887
Net realized gain (loss)                                                     551,605                254,357
Realized gain distributions                                                1,174,836                962,576
Net change in unrealized appreciation (depreciation)                        (175,558)             1,034,259
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,809,142              2,482,079
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,758,189              2,286,465
Cost of units redeemed                                                    (3,169,570)            (1,747,939)
Account charges                                                               (6,043)                (4,347)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,417,424)               534,179
                                                                --------------------   --------------------
Net increase (decrease)                                                      391,718              3,016,258
Net assets, beginning                                                     16,327,738             13,311,480
                                                                --------------------   --------------------
Net assets, ending                                              $         16,719,456   $         16,327,738
                                                                ====================   ====================

Units sold                                                                   745,004              1,127,769
Units redeemed                                                            (1,305,290)              (865,551)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (560,286)               262,218
Units outstanding, beginning                                               6,972,080              6,709,862
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,411,794              6,972,080
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         28,888,615
Cost of units redeemed/account charges                                                          (19,683,191)
Net investment income (loss)                                                                      1,392,237
Net realized gain (loss)                                                                            635,612
Realized gain distributions                                                                       3,053,925
Net change in unrealized appreciation (depreciation)                                              2,432,258
                                                                                       --------------------
Net assets                                                                             $         16,719,456
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.49             4,793   $        11,934              1.25%             11.1%
12/31/2013                        2.24             5,165            11,578              1.25%             18.0%
12/31/2012                        1.90             4,837             9,190              1.25%             10.1%
12/31/2011                        1.73             4,823             8,321              1.25%              2.3%
12/31/2010                        1.69             3,534             5,961              1.25%             11.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.56                 0   $             0              1.00%             11.4%
12/31/2013                        2.30                 0                 0              1.00%             18.3%
12/31/2012                        1.94                 0                 0              1.00%             10.4%
12/31/2011                        1.76                 0                 0              1.00%              2.5%
12/31/2010                        1.72                 0                 0              1.00%             12.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.63                 0   $             0              0.75%             11.6%
12/31/2013                        2.36                 0                 0              0.75%             18.6%
12/31/2012                        1.99                 0                 0              0.75%             10.7%
12/31/2011                        1.80                 0                 0              0.75%              2.8%
12/31/2010                        1.75                 0                 0              0.75%             12.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.71                 0   $             0              0.50%             11.9%
12/31/2013                        2.42                 0                 0              0.50%             18.9%
12/31/2012                        2.04                 0                 0              0.50%             11.0%
12/31/2011                        1.84                 0                 0              0.50%              3.1%
12/31/2010                        1.78                 0                 0              0.50%             12.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.79                 0   $             0              0.25%             12.2%
12/31/2013                        2.48                 0                 0              0.25%             19.2%
12/31/2012                        2.08                 0                 0              0.25%             11.2%
12/31/2011                        1.87                 0                 0              0.25%              3.3%
12/31/2010                        1.81                 0                 0              0.25%             13.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.96             1,619   $         4,786              0.00%             12.5%
12/31/2013                        2.63             1,807             4,750              0.00%             19.5%
12/31/2012                        2.20             1,873             4,122              0.00%             11.5%
12/31/2011                        1.97             1,874             3,698              0.00%              3.6%
12/31/2010                        1.91             1,885             3,593              0.00%             13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               2.5%
                2013               2.4%
                2012               2.6%
                2011               2.8%
                2010               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY STRATEGIC ALLOCATION CONSERVATIVE A CLASS - 025085309

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,875,067   $     6,736,928         1,176,285
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,560)
                                                       ---------------
Net assets                                             $     6,869,507
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,776,976         2,703,532   $          1.77
Band 100                                                     1,628,380           896,035              1.82
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.92
Band 25                                                             --                --              1.98
Band 0                                                         464,151           227,851              2.04
                                                       ---------------   ---------------
 Total                                                 $     6,869,507         3,827,418
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        41,349
Mortality & expense charges                                                                        (83,524)
                                                                                           ---------------
Net investment income (loss)                                                                       (42,175)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           165,552
Realized gain distributions                                                                        378,480
Net change in unrealized appreciation (depreciation)                                              (168,697)
                                                                                           ---------------
Net gain (loss)                                                                                    375,335
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       333,160
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (42,175)  $            (18,884)
Net realized gain (loss)                                                     165,552                159,226
Realized gain distributions                                                  378,480                416,439
Net change in unrealized appreciation (depreciation)                        (168,697)               (49,821)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            333,160                506,960
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,517,624              2,986,165
Cost of units redeemed                                                    (2,338,835)            (1,843,037)
Account charges                                                               (2,437)                (2,987)
                                                                --------------------   --------------------
Increase (decrease)                                                         (823,648)             1,140,141
                                                                --------------------   --------------------
Net increase (decrease)                                                     (490,488)             1,647,101
Net assets, beginning                                                      7,359,995              5,712,894
                                                                --------------------   --------------------
Net assets, ending                                              $          6,869,507   $          7,359,995
                                                                ====================   ====================

Units sold                                                                 1,747,994              1,923,964
Units redeemed                                                            (2,252,796)            (1,231,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (504,802)               692,725
Units outstanding, beginning                                               4,332,220              3,639,495
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,827,418              4,332,220
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,549,039
Cost of units redeemed/account charges                                                          (10,192,956)
Net investment income (loss)                                                                         22,906
Net realized gain (loss)                                                                            184,297
Realized gain distributions                                                                       1,168,082
Net change in unrealized appreciation (depreciation)                                                138,139
                                                                                       --------------------
Net assets                                                                             $          6,869,507
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77             2,704   $         4,777              1.25%              4.7%
12/31/2013                        1.69             4,120             6,953              1.25%              8.2%
12/31/2012                        1.56             3,390             5,286              1.25%              8.0%
12/31/2011                        1.44             2,637             3,809              1.25%              1.9%
12/31/2010                        1.42             2,391             3,390              1.25%              8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82               896   $         1,628              1.00%              5.0%
12/31/2013                        1.73                 5                 8              1.00%              8.5%
12/31/2012                        1.60                70               112              1.00%              8.2%
12/31/2011                        1.47                60                88              1.00%              2.1%
12/31/2010                        1.44                47                68              1.00%              8.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.75%              5.2%
12/31/2013                        1.78                 0                 0              0.75%              8.8%
12/31/2012                        1.63                 0                 0              0.75%              8.5%
12/31/2011                        1.51                 0                 0              0.75%              2.4%
12/31/2010                        1.47                 0                 0              0.75%              8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.50%              5.5%
12/31/2013                        1.82                 0                 0              0.50%              9.0%
12/31/2012                        1.67                 0                 0              0.50%              8.8%
12/31/2011                        1.54                 0                 0              0.50%              2.6%
12/31/2010                        1.50                 0                 0              0.50%              8.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.98                 0   $             0              0.25%              5.8%
12/31/2013                        1.87                 0                 0              0.25%              9.3%
12/31/2012                        1.71                 0                 0              0.25%              9.0%
12/31/2011                        1.57                 0                 0              0.25%              2.9%
12/31/2010                        1.52                 0                 0              0.25%              9.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04               228   $           464              0.00%              6.0%
12/31/2013                        1.92               207               398              0.00%              9.6%
12/31/2012                        1.75               180               315              0.00%              9.3%
12/31/2011                        1.60               171               274              0.00%              3.2%
12/31/2010                        1.55                69               107              0.00%              9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.9%
      2012          1.3%
      2011          1.5%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY EQUITY INCOME A CLASS - 025076407

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,879,388   $    10,634,691         1,356,804
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,344)
                                                       ---------------
Net assets                                             $    11,872,044
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,610,451         3,708,484   $          2.32
Band 100                                                     1,993,652           834,406              2.39
Band 75                                                             --                --              2.46
Band 50                                                        250,955            99,287              2.53
Band 25                                                             --                --              2.60
Band 0                                                       1,016,986           378,353              2.69
                                                       ---------------   ---------------
 Total                                                 $    11,872,044         5,020,530
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       282,942
Mortality & expense charges                                                                       (146,543)
                                                                                           ---------------
Net investment income (loss)                                                                       136,399
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           979,461
Realized gain distributions                                                                        840,800
Net change in unrealized appreciation (depreciation)                                              (637,889)
                                                                                           ---------------
Net gain (loss)                                                                                  1,182,372
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,318,771
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            136,399   $            128,316
Net realized gain (loss)                                                     979,461                582,476
Realized gain distributions                                                  840,800                803,061
Net change in unrealized appreciation (depreciation)                        (637,889)               615,954
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,318,771              2,129,807
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,408,821              2,852,997
Cost of units redeemed                                                    (6,293,751)            (3,640,949)
Account charges                                                               (2,866)                (5,858)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,887,796)              (793,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,569,025)             1,335,997
Net assets, beginning                                                     13,441,069             12,105,072
                                                                --------------------   --------------------
Net assets, ending                                              $         11,872,044   $         13,441,069
                                                                ====================   ====================

Units sold                                                                 2,105,193              1,827,874
Units redeemed                                                            (3,425,571)            (2,209,637)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,320,378)              (381,763)
Units outstanding, beginning                                               6,340,908              6,722,671
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,020,530              6,340,908
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         25,885,951
Cost of units redeemed/account charges                                                          (19,479,502)
Net investment income (loss)                                                                        713,783
Net realized gain (loss)                                                                          1,552,713
Realized gain distributions                                                                       1,954,402
Net change in unrealized appreciation (depreciation)                                              1,244,697
                                                                                       --------------------
Net assets                                                                             $         11,872,044
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.32             3,708   $         8,610              1.25%             10.7%
12/31/2013                        2.10             5,816            12,202              1.25%             17.8%
12/31/2012                        1.78             6,060            10,792              1.25%              9.8%
12/31/2011                        1.62             5,642             9,147              1.25%              2.0%
12/31/2010                        1.59             3,861             6,135              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39               834   $         1,994              1.00%             10.9%
12/31/2013                        2.15                26                57              1.00%             18.1%
12/31/2012                        1.82                37                68              1.00%             10.1%
12/31/2011                        1.66                36                59              1.00%              2.3%
12/31/2010                        1.62                33                54              1.00%             11.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.46                 0   $             0              0.75%             11.2%
12/31/2013                        2.21                 0                 0              0.75%             18.4%
12/31/2012                        1.87                 0                 0              0.75%             10.4%
12/31/2011                        1.69                 0                 0              0.75%              2.5%
12/31/2010                        1.65                 0                 0              0.75%             12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.53                99   $           251              0.50%             11.5%
12/31/2013                        2.27               103               235              0.50%             18.7%
12/31/2012                        1.91               113               216              0.50%             10.7%
12/31/2011                        1.73               122               211              0.50%              2.8%
12/31/2010                        1.68                36                60              0.50%             12.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.60                 0   $             0              0.25%             11.8%
12/31/2013                        2.33                 0                 0              0.25%             19.0%
12/31/2012                        1.95                 0                 0              0.25%             11.0%
12/31/2011                        1.76                 0                 0              0.25%              3.0%
12/31/2010                        1.71                 0                 0              0.25%             12.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.69               378   $         1,017              0.00%             12.1%
12/31/2013                        2.40               395               948              0.00%             19.3%
12/31/2012                        2.01               512             1,029              0.00%             11.2%
12/31/2011                        1.81               440               795              0.00%              3.3%
12/31/2010                        1.75               134               234              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.2%
      2012          2.4%
      2011          2.7%
      2010          2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOCATION MODERATE INVESTOR CLASS - 025085408

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    94,203,275   $    93,692,271        13,472,567
                                                                         ===============   ===============
Receivables: investments sold                                  104,698
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    94,307,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    88,171,831        44,917,084   $          1.96
Band 100                                                            --                --              2.02
Band 75                                                             --                --              2.08
Band 50                                                             --                --              2.14
Band 25                                                             --                --              2.20
Band 0                                                       6,136,142         2,670,805              2.30
                                                       ---------------   ---------------
 Total                                                 $    94,307,973        47,587,889
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       770,860
Mortality & expense charges                                                                     (1,031,958)
                                                                                           ---------------
Net investment income (loss)                                                                      (261,098)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           408,347
Realized gain distributions                                                                      7,429,328
Net change in unrealized appreciation (depreciation)                                            (2,847,491)
                                                                                           ---------------
Net gain (loss)                                                                                  4,990,184
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,729,086
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (261,098)  $              5,809
Net realized gain (loss)                                                     408,347                564,848
Realized gain distributions                                                7,429,328              6,519,407
Net change in unrealized appreciation (depreciation)                      (2,847,491)             2,945,838
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,729,086             10,035,902
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  19,742,574             17,728,056
Cost of units redeemed                                                   (11,608,437)           (18,822,592)
Account charges                                                              (22,124)               (14,057)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,112,013             (1,108,593)
                                                                --------------------   --------------------
Net increase (decrease)                                                   12,841,099              8,927,309
Net assets, beginning                                                     81,466,874             72,539,565
                                                                --------------------   --------------------
Net assets, ending                                              $         94,307,973   $         81,466,874
                                                                ====================   ====================

Units sold                                                                11,472,564             10,505,584
Units redeemed                                                            (7,150,313)           (11,245,070)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,322,251               (739,486)
Units outstanding, beginning                                              43,265,638             44,005,124
                                                                --------------------   --------------------
Units outstanding, ending                                                 47,587,889             43,265,638
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        155,684,916
Cost of units redeemed/account charges                                                          (89,650,053)
Net investment income (loss)                                                                      1,370,284
Net realized gain (loss)                                                                          6,005,029
Realized gain distributions                                                                      20,386,793
Net change in unrealized appreciation (depreciation)                                                511,004
                                                                                       --------------------
Net assets                                                                             $         94,307,973
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96            44,917   $        88,172              1.25%              5.4%
12/31/2013                        1.86            40,336            75,157              1.25%             14.2%
12/31/2012                        1.63            40,859            66,679              1.25%             11.4%
12/31/2011                        1.46            38,073            55,762              1.25%             -0.7%
12/31/2010                        1.47            35,017            51,649              1.25%             11.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              1.00%              5.6%
12/31/2013                        1.91                 0                 0              1.00%             14.5%
12/31/2012                        1.67                 0                 0              1.00%             11.7%
12/31/2011                        1.50                 0                 0              1.00%             -0.5%
12/31/2010                        1.50                 0                 0              1.00%             11.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              0.75%              5.9%
12/31/2013                        1.96                 0                 0              0.75%             14.7%
12/31/2012                        1.71                 0                 0              0.75%             12.0%
12/31/2011                        1.53                 0                 0              0.75%             -0.2%
12/31/2010                        1.53                 0                 0              0.75%             11.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.50%              6.1%
12/31/2013                        2.01                 0                 0              0.50%             15.0%
12/31/2012                        1.75                 0                 0              0.50%             12.3%
12/31/2011                        1.56                 0                 0              0.50%              0.0%
12/31/2010                        1.56                 0                 0              0.50%             12.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.25%              6.4%
12/31/2013                        2.06                 0                 0              0.25%             15.3%
12/31/2012                        1.79                 0                 0              0.25%             12.5%
12/31/2011                        1.59                 0                 0              0.25%              0.3%
12/31/2010                        1.59                 0                 0              0.25%             12.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30             2,671   $         6,136              0.00%              6.7%
12/31/2013                        2.15             2,930             6,310              0.00%             15.6%
12/31/2012                        1.86             3,146             5,860              0.00%             12.8%
12/31/2011                        1.65             3,403             5,619              0.00%              0.5%
12/31/2010                        1.64             3,568             5,859              0.00%             12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.1%
      2012          1.6%
      2011          1.7%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY GINNIE MAE A CLASS - 025081837

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,564,797   $     9,543,343           883,647
                                                                         ===============   ===============
Receivables: investments sold                                   31,619
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,596,416
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,684,313         6,369,142   $          1.36
Band 100                                                       137,115            97,771              1.40
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.53
Band 0                                                         774,988           493,562              1.57
                                                       ---------------   ---------------
 Total                                                 $     9,596,416         6,960,475
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       157,651
Mortality & expense charges                                                                        (81,243)
                                                                                           ---------------
Net investment income (loss)                                                                        76,408
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           105,236
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                54,307
                                                                                           ---------------
Net gain (loss)                                                                                    159,543
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       235,951
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             76,408   $             79,774
Net realized gain (loss)                                                     105,236               (106,180)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          54,307                (17,350)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            235,951                (43,756)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  15,121,928             11,536,799
Cost of units redeemed                                                   (14,991,689)            (4,689,424)
Account charges                                                              (24,936)               (31,854)
                                                                --------------------   --------------------
Increase (decrease)                                                          105,303              6,815,521
                                                                --------------------   --------------------
Net increase (decrease)                                                      341,254              6,771,765
Net assets, beginning                                                      9,255,162              2,483,397
                                                                --------------------   --------------------
Net assets, ending                                              $          9,596,416   $          9,255,162
                                                                ====================   ====================

Units sold                                                                11,990,053              8,679,003
Units redeemed                                                           (11,974,709)            (3,544,120)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,344              5,134,883
Units outstanding, beginning                                               6,945,131              1,810,248
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,960,475              6,945,131
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         43,245,412
Cost of units redeemed/account charges                                                          (34,179,816)
Net investment income (loss)                                                                        384,413
Net realized gain (loss)                                                                            124,953
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 21,454
                                                                                       --------------------
Net assets                                                                             $          9,596,416
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36             6,369   $         8,684              1.25%              3.3%
12/31/2013                        1.32             6,453             8,516              1.25%             -3.8%
12/31/2012                        1.37             1,807             2,479              1.25%              0.8%
12/31/2011                        1.36             4,678             6,363              1.25%              5.7%
12/31/2010                        1.29               972             1,250              1.25%              4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                98   $           137              1.00%              3.6%
12/31/2013                        1.35                 0                 0              1.00%             -3.5%
12/31/2012                        1.40                 0                 0              1.00%              1.1%
12/31/2011                        1.39                 0                 0              1.00%              6.0%
12/31/2010                        1.31                 0                 0              1.00%              5.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.75%              3.8%
12/31/2013                        1.39                 0                 0              0.75%             -3.3%
12/31/2012                        1.44                 0                 0              0.75%              1.3%
12/31/2011                        1.42                 0                 0              0.75%              6.3%
12/31/2010                        1.33                 0                 0              0.75%              5.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%              4.1%
12/31/2013                        1.43                 0                 0              0.50%             -3.1%
12/31/2012                        1.47                 0                 0              0.50%              1.6%
12/31/2011                        1.45                 0                 0              0.50%              6.5%
12/31/2010                        1.36                 0                 0              0.50%              5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%              4.4%
12/31/2013                        1.46                 0                 0              0.25%             -2.8%
12/31/2012                        1.50                 0                 0              0.25%              1.9%
12/31/2011                        1.48                 0                 0              0.25%              6.8%
12/31/2010                        1.38                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57               494   $           775              0.00%              4.6%
12/31/2013                        1.50               493               739              0.00%             -2.6%
12/31/2012                        1.54                 3                 4              0.00%              2.1%
12/31/2011                        1.51               341               514              0.00%              7.1%
12/31/2010                        1.41                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          2.6%
      2012          1.8%
      2011          2.7%
      2010          4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY STRATEGIC ALLOCATION MODERATE A CLASS - 025085606

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    37,580,002   $    36,268,952         5,376,508
                                                                         ===============   ===============
Receivables: investments sold                                    1,790
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    37,581,792
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    25,588,948        12,094,607   $          2.12
Band 100                                                     5,932,685         2,726,379              2.18
Band 75                                                      1,656,705           740,219              2.24
Band 50                                                         30,865            13,408              2.30
Band 25                                                             --                --              2.37
Band 0                                                       4,372,589         1,785,246              2.45
                                                       ---------------   ---------------
 Total                                                 $    37,581,792        17,359,859
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       221,315
Mortality & expense charges                                                                       (393,865)
                                                                                           ---------------
Net investment income (loss)                                                                      (172,550)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,028,061
Realized gain distributions                                                                      2,976,520
Net change in unrealized appreciation (depreciation)                                            (1,844,160)
                                                                                           ---------------
Net gain (loss)                                                                                  2,160,421
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,987,871
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (172,550)  $            (46,535)
Net realized gain (loss)                                                   1,028,061                564,005
Realized gain distributions                                                2,976,520              2,860,491
Net change in unrealized appreciation (depreciation)                      (1,844,160)               867,595
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,987,871              4,245,556
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,763,016             10,088,195
Cost of units redeemed                                                   (10,777,899)            (6,708,575)
Account charges                                                              (14,862)               (14,601)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,029,745)             3,365,019
                                                                --------------------   --------------------
Net increase (decrease)                                                      958,126              7,610,575
Net assets, beginning                                                     36,623,666             29,013,091
                                                                --------------------   --------------------
Net assets, ending                                              $         37,581,792   $         36,623,666
                                                                ====================   ====================

Units sold                                                                 7,972,340              6,369,758
Units redeemed                                                            (8,477,520)            (4,604,899)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (505,180)             1,764,859
Units outstanding, beginning                                              17,865,039             16,100,180
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,359,859             17,865,039
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        104,035,089
Cost of units redeemed/account charges                                                          (77,598,787)
Net investment income (loss)                                                                        191,850
Net realized gain (loss)                                                                          1,376,864
Realized gain distributions                                                                       8,265,726
Net change in unrealized appreciation (depreciation)                                              1,311,050
                                                                                       --------------------
Net assets                                                                             $         37,581,792
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12            12,095   $        25,589              1.25%              5.1%
12/31/2013                        2.01            14,718            29,626              1.25%             13.8%
12/31/2012                        1.77            12,896            22,817              1.25%             11.2%
12/31/2011                        1.59            11,702            18,624              1.25%             -0.8%
12/31/2010                        1.60            10,739            17,229              1.25%             11.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18             2,726   $         5,933              1.00%              5.4%
12/31/2013                        2.07               350               723              1.00%             14.0%
12/31/2012                        1.81               302               548              1.00%             11.5%
12/31/2011                        1.62               299               486              1.00%             -0.6%
12/31/2010                        1.63               427               697              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24               740   $         1,657              0.75%              5.6%
12/31/2013                        2.12               877             1,859              0.75%             14.3%
12/31/2012                        1.85             1,028             1,905              0.75%             11.7%
12/31/2011                        1.66             1,056             1,751              0.75%             -0.3%
12/31/2010                        1.66                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                13   $            31              0.50%              5.9%
12/31/2013                        2.17                10                22              0.50%             14.6%
12/31/2012                        1.90                12                22              0.50%             12.0%
12/31/2011                        1.69                13                22              0.50%             -0.1%
12/31/2010                        1.69                12                20              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.25%              6.2%
12/31/2013                        2.23                 0                 0              0.25%             14.9%
12/31/2012                        1.94                 0                 0              0.25%             12.3%
12/31/2011                        1.73                 0                 0              0.25%              0.2%
12/31/2010                        1.73                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45             1,785   $         4,373              0.00%              6.4%
12/31/2013                        2.30             1,909             4,394              0.00%             15.2%
12/31/2012                        2.00             1,862             3,721              0.00%             12.6%
12/31/2011                        1.77             1,795             3,186              0.00%              0.4%
12/31/2010                        1.77               196               346              0.00%             12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.9%
      2012          1.4%
      2011          1.5%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY GROWTH A CLASS - 025083403

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,258,811   $     4,293,063           151,459
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,313)
                                                       ---------------
Net assets                                             $     4,254,498
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,469,136         1,606,349   $          2.16
Band 100                                                       694,399           312,614              2.22
Band 75                                                             --                --              2.28
Band 50                                                             --                --              2.35
Band 25                                                             --                --              2.42
Band 0                                                          90,963            36,575              2.49
                                                       ---------------   ---------------
 Total                                                 $     4,254,498         1,955,538
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,319
Mortality & expense charges                                                                        (54,210)
                                                                                           ---------------
Net investment income (loss)                                                                       (52,891)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           327,138
Realized gain distributions                                                                        859,098
Net change in unrealized appreciation (depreciation)                                              (778,031)
                                                                                           ---------------
Net gain (loss)                                                                                    408,205
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       355,314
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (52,891)  $            (51,450)
Net realized gain (loss)                                                     327,138                207,637
Realized gain distributions                                                  859,098                288,834
Net change in unrealized appreciation (depreciation)                        (778,031)               728,333
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            355,314              1,173,354
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,076,934              1,162,273
Cost of units redeemed                                                    (2,309,104)            (1,753,726)
Account charges                                                               (4,180)                (3,833)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,236,350)              (595,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (881,036)               578,068
Net assets, beginning                                                      5,135,534              4,557,466
                                                                --------------------   --------------------
Net assets, ending                                              $          4,254,498   $          5,135,534
                                                                ====================   ====================

Units sold                                                                   814,849                770,661
Units redeemed                                                            (1,450,091)            (1,102,921)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (635,242)              (332,260)
Units outstanding, beginning                                               2,590,780              2,923,040
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,955,538              2,590,780
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,516,395
Cost of units redeemed/account charges                                                           (7,191,022)
Net investment income (loss)                                                                       (143,558)
Net realized gain (loss)                                                                            718,324
Realized gain distributions                                                                       1,388,611
Net change in unrealized appreciation (depreciation)                                                (34,252)
                                                                                       --------------------
Net assets                                                                             $          4,254,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16             1,606   $         3,469              1.25%              9.6%
12/31/2013                        1.97             2,474             4,877              1.25%             27.5%
12/31/2012                        1.55             2,716             4,200              1.25%             12.2%
12/31/2011                        1.38             1,701             2,345              1.25%             -2.4%
12/31/2010                        1.41               607               856              1.25%             15.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22               313   $           694              1.00%              9.8%
12/31/2013                        2.02                15                30              1.00%             27.8%
12/31/2012                        1.58                14                23              1.00%             12.5%
12/31/2011                        1.41                 0                 0              1.00%             -2.1%
12/31/2010                        1.44                 0                 0              1.00%             16.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.75%             10.1%
12/31/2013                        2.08                 0                 0              0.75%             28.1%
12/31/2012                        1.62                 0                 0              0.75%             12.8%
12/31/2011                        1.44                 0                 0              0.75%             -1.9%
12/31/2010                        1.46                 0                 0              0.75%             16.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35                 0   $             0              0.50%             10.4%
12/31/2013                        2.13                 0                 0              0.50%             28.4%
12/31/2012                        1.66                 0                 0              0.50%             13.1%
12/31/2011                        1.47                 0                 0              0.50%             -1.6%
12/31/2010                        1.49                 0                 0              0.50%             16.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.42                 0   $             0              0.25%             10.7%
12/31/2013                        2.18                 0                 0              0.25%             28.8%
12/31/2012                        1.70                 0                 0              0.25%             13.4%
12/31/2011                        1.50                 0                 0              0.25%             -1.4%
12/31/2010                        1.52                 0                 0              0.25%             17.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.49                37   $            91              0.00%             10.9%
12/31/2013                        2.24               102               228              0.00%             29.1%
12/31/2012                        1.74               193               335              0.00%             13.6%
12/31/2011                        1.53               192               294              0.00%             -1.2%
12/31/2010                        1.55                14                22              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.1%
      2012          1.0%
      2011          0.4%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY ULTRA A CLASS - 025083858

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       772,785   $       587,715            23,001
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (148)
                                                       ---------------
Net assets                                             $       772,637
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       570,656           261,921   $          2.18
Band 100                                                       201,981            90,134              2.24
Band 75                                                             --                --              2.30
Band 50                                                             --                --              2.37
Band 25                                                             --                --              2.44
Band 0                                                              --                --              2.52
                                                       ---------------   ---------------
 Total                                                 $       772,637           352,055
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           621
Mortality & expense charges                                                                         (9,855)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,234)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            79,936
Realized gain distributions                                                                         54,132
Net change in unrealized appreciation (depreciation)                                               (65,526)
                                                                                           ---------------
Net gain (loss)                                                                                     68,542
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        59,308
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,234)  $             (8,514)
Net realized gain (loss)                                                      79,936                 32,031
Realized gain distributions                                                   54,132                 32,639
Net change in unrealized appreciation (depreciation)                         (65,526)               161,123
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             59,308                217,279
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     112,661                128,525
Cost of units redeemed                                                      (248,681)              (109,855)
Account charges                                                                 (158)                  (174)
                                                                --------------------   --------------------
Increase (decrease)                                                         (136,178)                18,496
                                                                --------------------   --------------------
Net increase (decrease)                                                      (76,870)               235,775
Net assets, beginning                                                        849,507                613,732
                                                                --------------------   --------------------
Net assets, ending                                              $            772,637   $            849,507
                                                                ====================   ====================

Units sold                                                                   124,077                 82,571
Units redeemed                                                              (194,126)               (71,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (70,049)                10,764
Units outstanding, beginning                                                 422,104                411,340
                                                                --------------------   --------------------
Units outstanding, ending                                                    352,055                422,104
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         1,581,819
Cost of units redeemed/account charges                                                          (1,177,516)
Net investment income (loss)                                                                       (56,459)
Net realized gain (loss)                                                                             8,289
Realized gain distributions                                                                        231,434
Net change in unrealized appreciation (depreciation)                                               185,070
                                                                                       --------------------
Net assets                                                                             $           772,637
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18               262   $           571              1.25%              8.3%
12/31/2013                        2.01               422               850              1.25%             34.9%
12/31/2012                        1.49               411               614              1.25%             12.5%
12/31/2011                        1.33               416               552              1.25%             -0.3%
12/31/2010                        1.33               352               469              1.25%             14.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24                90   $           202              1.00%              8.5%
12/31/2013                        2.06                 0                 0              1.00%             35.2%
12/31/2012                        1.53                 0                 0              1.00%             12.8%
12/31/2011                        1.35                 0                 0              1.00%              0.0%
12/31/2010                        1.35                 0                 0              1.00%             15.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                 0   $             0              0.75%              8.8%
12/31/2013                        2.12                 0                 0              0.75%             35.6%
12/31/2012                        1.56                 0                 0              0.75%             13.0%
12/31/2011                        1.38                 0                 0              0.75%              0.2%
12/31/2010                        1.38                 0                 0              0.75%             15.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.50%              9.1%
12/31/2013                        2.17                 0                 0              0.50%             35.9%
12/31/2012                        1.60                 0                 0              0.50%             13.3%
12/31/2011                        1.41                 0                 0              0.50%              0.5%
12/31/2010                        1.40                 0                 0              0.50%             15.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44                 0   $             0              0.25%              9.3%
12/31/2013                        2.23                 0                 0              0.25%             36.2%
12/31/2012                        1.64                 0                 0              0.25%             13.6%
12/31/2011                        1.44                 0                 0              0.25%              0.7%
12/31/2010                        1.43                 0                 0              0.25%             16.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.52                 0   $             0              0.00%              9.6%
12/31/2013                        2.30                 0                 0              0.00%             36.6%
12/31/2012                        1.68                 0                 0              0.00%             13.9%
12/31/2011                        1.48                 0                 0              0.00%              1.0%
12/31/2010                        1.47                 0                 0              0.00%             16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.1%
      2012          0.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AMERICAN CENTURY HERITAGE A CLASS - 025083767

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,190,853   $    13,489,607           634,210
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,907)
                                                       ---------------
Net assets                                             $    14,180,946
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,032,444         3,441,252   $          3.50
Band 100                                                       648,386           180,292              3.60
Band 75                                                             --                --              3.70
Band 50                                                        773,336           203,273              3.80
Band 25                                                             --                --              3.91
Band 0                                                         726,780           179,133              4.06
                                                       ---------------   ---------------
 Total                                                 $    14,180,946         4,003,950
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (170,953)
                                                                                           ---------------
Net investment income (loss)                                                                      (170,953)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,709,197
Realized gain distributions                                                                      2,120,162
Net change in unrealized appreciation (depreciation)                                            (3,736,389)
                                                                                           ---------------
Net gain (loss)                                                                                  1,092,970
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       922,017
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (170,953)  $           (217,853)
Net realized gain (loss)                                                   2,709,197              1,672,049
Realized gain distributions                                                2,120,162              2,737,401
Net change in unrealized appreciation (depreciation)                      (3,736,389)               875,134
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            922,017              5,066,731
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,945,747              4,771,884
Cost of units redeemed                                                   (11,548,616)            (7,732,160)
Account charges                                                               (2,607)                (3,168)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,605,476)            (2,963,444)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,683,459)             2,103,287
Net assets, beginning                                                     21,864,405             19,761,118
                                                                --------------------   --------------------
Net assets, ending                                              $         14,180,946   $         21,864,405
                                                                ====================   ====================

Units sold                                                                 1,020,817              1,801,775
Units redeemed                                                            (3,598,744)            (2,873,961)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,577,927)            (1,072,186)
Units outstanding, beginning                                               6,581,877              7,654,063
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,003,950              6,581,877
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         38,337,314
Cost of units redeemed/account charges                                                          (34,427,216)
Net investment income (loss)                                                                     (1,058,813)
Net realized gain (loss)                                                                          4,945,385
Realized gain distributions                                                                       5,683,030
Net change in unrealized appreciation (depreciation)                                                701,246
                                                                                       --------------------
Net assets                                                                             $         14,180,946
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.50             3,441   $        12,032              1.25%              6.5%
12/31/2013                        3.28             5,923            19,438              1.25%             29.0%
12/31/2012                        2.54             6,686            17,007              1.25%             14.3%
12/31/2011                        2.22             6,474            14,404              1.25%             -7.9%
12/31/2010                        2.42             5,700            13,770              1.25%             29.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.60               180   $           648              1.00%              6.8%
12/31/2013                        3.37                 0                 0              1.00%             29.3%
12/31/2012                        2.60                 0                 0              1.00%             14.6%
12/31/2011                        2.27                 0                 0              1.00%             -7.7%
12/31/2010                        2.46                 0                 0              1.00%             29.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.70                 0   $             0              0.75%              7.1%
12/31/2013                        3.45                 0                 0              0.75%             29.7%
12/31/2012                        2.66                 0                 0              0.75%             14.9%
12/31/2011                        2.32                 0                 0              0.75%             -7.5%
12/31/2010                        2.51                 0                 0              0.75%             30.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.80               203   $           773              0.50%              7.3%
12/31/2013                        3.54               241               855              0.50%             30.0%
12/31/2012                        2.73               217               591              0.50%             15.2%
12/31/2011                        2.37               222               526              0.50%             -7.2%
12/31/2010                        2.55               175               446              0.50%             30.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.91                 0   $             0              0.25%              7.6%
12/31/2013                        3.64                 0                 0              0.25%             30.3%
12/31/2012                        2.79                 0                 0              0.25%             15.5%
12/31/2011                        2.42                 0                 0              0.25%             -7.0%
12/31/2010                        2.60                 0                 0              0.25%             30.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.06               179   $           727              0.00%              7.9%
12/31/2013                        3.76               418             1,572              0.00%             30.6%
12/31/2012                        2.88               751             2,162              0.00%             15.8%
12/31/2011                        2.49               710             1,765              0.00%             -6.8%
12/31/2010                        2.67               655             1,747              0.00%             31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY ULTRA INVESTOR CLASS - 025083882

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,279,873   $     1,902,600            65,523
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (310)
                                                       ---------------
Net assets                                             $     2,279,563
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,279,563           581,205   $          3.92
Band 100                                                            --                --              4.03
Band 75                                                             --                --              4.15
Band 50                                                             --                --              4.27
Band 25                                                             --                --              4.39
Band 0                                                              --                --              5.08
                                                       ---------------   ---------------
 Total                                                 $     2,279,563           581,205
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,338
Mortality & expense charges                                                                        (24,119)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,781)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,613
Realized gain distributions                                                                        154,375
Net change in unrealized appreciation (depreciation)                                                (6,211)
                                                                                           ---------------
Net gain (loss)                                                                                    182,777
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       165,996
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,781)  $             (9,401)
Net realized gain (loss)                                                      34,613                 16,598
Realized gain distributions                                                  154,375                 60,086
Net change in unrealized appreciation (depreciation)                          (6,211)               287,797
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            165,996                355,080
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     623,204                655,685
Cost of units redeemed                                                      (124,833)               (55,704)
Account charges                                                               (3,852)                (2,875)
                                                                --------------------   --------------------
Increase (decrease)                                                          494,519                597,106
                                                                --------------------   --------------------
Net increase (decrease)                                                      660,515                952,186
Net assets, beginning                                                      1,619,048                666,862
                                                                --------------------   --------------------
Net assets, ending                                              $          2,279,563   $          1,619,048
                                                                ====================   ====================

Units sold                                                                   168,566                218,083
Units redeemed                                                               (35,443)               (19,551)
                                                                --------------------   --------------------
Net increase (decrease)                                                      133,123                198,532
Units outstanding, beginning                                                 448,082                249,550
                                                                --------------------   --------------------
Units outstanding, ending                                                    581,205                448,082
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,708,446
Cost of units redeemed/account charges                                                           (3,183,873)
Net investment income (loss)                                                                        (79,514)
Net realized gain (loss)                                                                            152,627
Realized gain distributions                                                                         304,604
Net change in unrealized appreciation (depreciation)                                                377,273
                                                                                       --------------------
Net assets                                                                             $          2,279,563
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.92               581   $         2,280              1.25%              8.5%
12/31/2013                        3.61               448             1,619              1.25%             35.2%
12/31/2012                        2.67               250               667              1.25%             12.8%
12/31/2011                        2.37               264               626              1.25%             -0.1%
12/31/2010                        2.37               101               241              1.25%             15.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.03                 0   $             0              1.00%              8.8%
12/31/2013                        3.71                 0                 0              1.00%             35.6%
12/31/2012                        2.73                 0                 0              1.00%             13.0%
12/31/2011                        2.42                 0                 0              1.00%              0.2%
12/31/2010                        2.41                 0                 0              1.00%             15.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.15                 0   $             0              0.75%              9.1%
12/31/2013                        3.80                 0                 0              0.75%             35.9%
12/31/2012                        2.80                 0                 0              0.75%             13.3%
12/31/2011                        2.47                 0                 0              0.75%              0.4%
12/31/2010                        2.46                 0                 0              0.75%             15.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.27                 0   $             0              0.50%              9.4%
12/31/2013                        3.90                 0                 0              0.50%             36.2%
12/31/2012                        2.86                 0                 0              0.50%             13.6%
12/31/2011                        2.52                 0                 0              0.50%              0.7%
12/31/2010                        2.50                 0                 0              0.50%             16.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.39                 0   $             0              0.25%              9.6%
12/31/2013                        4.00                 0                 0              0.25%             36.6%
12/31/2012                        2.93                 0                 0              0.25%             13.9%
12/31/2011                        2.57                 0                 0              0.25%              0.9%
12/31/2010                        2.55                 0                 0              0.25%             16.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.08                 0   $             0              0.00%              9.9%
12/31/2013                        4.62                 0                 0              0.00%             36.9%
12/31/2012                        3.38                 0                 0              0.00%             14.2%
12/31/2011                        2.96                 0                 0              0.00%              1.2%
12/31/2010                        2.92                 0                 0              0.00%             16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.4%
      2012          0.5%
      2011          0.0%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY HERITAGE INVESTOR CLASS - 025083791

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,488,141   $     2,576,006           105,725
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,469)
                                                       ---------------
Net assets                                             $     2,486,672
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,486,672         2,271,821   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $     2,486,672         2,271,821
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (30,781)
                                                                                           ---------------
Net investment income (loss)                                                                       (30,781)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,124
Realized gain distributions                                                                        347,749
Net change in unrealized appreciation (depreciation)                                              (171,244)
                                                                                           ---------------
Net gain (loss)                                                                                    193,629
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       162,848
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (30,781)  $             (2,209)
Net realized gain (loss)                                                      17,124                     44
Realized gain distributions                                                  347,749                     --
Net change in unrealized appreciation (depreciation)                        (171,244)                83,379
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            162,848                 81,214
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      99,451              2,483,953
Cost of units redeemed                                                      (309,347)               (30,077)
Account charges                                                               (1,179)                  (191)
                                                                --------------------   --------------------
Increase (decrease)                                                         (211,075)             2,453,685
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,227)             2,534,899
Net assets, beginning                                                      2,534,899                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,486,672   $          2,534,899
                                                                ====================   ====================

Units sold                                                                   100,755              2,504,221
Units redeemed                                                              (302,692)               (30,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (201,937)             2,473,758
Units outstanding, beginning                                               2,473,758                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,271,821              2,473,758
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,583,404
Cost of units redeemed/account charges                                                             (340,794)
Net investment income (loss)                                                                        (32,990)
Net realized gain (loss)                                                                             17,168
Realized gain distributions                                                                         347,749
Net change in unrealized appreciation (depreciation)                                                (87,865)
                                                                                       --------------------
Net assets                                                                             $          2,486,672
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09             2,272   $         2,487              1.25%              6.8%
12/31/2013                        1.02             2,474             2,535              0.00%              2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              7.1%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              7.4%
12/31/2013                        1.03                 0                 0              0.00%              2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              7.6%
12/31/2013                        1.03                 0                 0              0.00%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%              7.9%
12/31/2013                        1.03                 0                 0              0.00%              2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.00%              8.2%
12/31/2013                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY VALUE INVESTOR CLASS - 025076506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,818,726   $     1,763,554           211,410
                                                                         ===============   ===============
Receivables: investments sold                                    1,520
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,820,246
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,820,246         1,143,266   $          1.59
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $     1,820,246         1,143,266
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        24,131
Mortality & expense charges                                                                        (17,838)
                                                                                           ---------------
Net investment income (loss)                                                                         6,293
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,457
Realized gain distributions                                                                         99,558
Net change in unrealized appreciation (depreciation)                                                55,171
                                                                                           ---------------
Net gain (loss)                                                                                    169,186
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       175,479
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,293   $                 --
Net realized gain (loss)                                                      14,457                     --
Realized gain distributions                                                   99,558                     --
Net change in unrealized appreciation (depreciation)                          55,171                      1
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            175,479                      1
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,890,965                    103
Cost of units redeemed                                                      (246,261)                    --
Account charges                                                                  (41)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,644,663                    103
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,820,142                    104
Net assets, beginning                                                            104                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,820,246   $                104
                                                                ====================   ====================

Units sold                                                                 1,307,139                     73
Units redeemed                                                              (163,946)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,143,193                     73
Units outstanding, beginning                                                      73                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,143,266                     73
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,891,068
Cost of units redeemed/account charges                                                             (246,302)
Net investment income (loss)                                                                          6,293
Net realized gain (loss)                                                                             14,457
Realized gain distributions                                                                          99,558
Net change in unrealized appreciation (depreciation)                                                 55,172
                                                                                       --------------------
Net assets                                                                             $          1,820,246
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59             1,143   $         1,820              1.25%             11.5%
12/31/2013                        1.43                 0                 0              1.25%             29.5%
12/31/2012                        1.10                 0                 0              1.25%             10.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.00%             11.8%
12/31/2013                        1.43                 0                 0              1.00%             29.8%
12/31/2012                        1.10                 0                 0              1.00%             10.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             12.0%
12/31/2013                        1.44                 0                 0              0.75%             30.1%
12/31/2012                        1.11                 0                 0              0.75%             10.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             12.3%
12/31/2013                        1.45                 0                 0              0.50%             30.4%
12/31/2012                        1.11                 0                 0              0.50%             10.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.25%             12.6%
12/31/2013                        1.45                 0                 0              0.25%             30.8%
12/31/2012                        1.11                 0                 0              0.25%             11.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.00%             12.9%
12/31/2013                        1.46                 0                 0              0.00%             31.1%
12/31/2012                        1.11                 0                 0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.7%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY INCOME & GROWTH INVESTOR CLASS - 02507M303

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       221,594   $       158,419             5,855
                                                                         ===============   ===============
Receivables: investments sold                                       29
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       221,623
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       221,623           121,021   $          1.83
Band 100                                                            --                --              1.88
Band 75                                                             --                --              1.94
Band 50                                                             --                --              1.99
Band 25                                                             --                --              2.05
Band 0                                                              --                --              2.23
                                                       ---------------   ---------------
 Total                                                 $       221,623           121,021
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,572
Mortality & expense charges                                                                         (2,726)
                                                                                           ---------------
Net investment income (loss)                                                                         1,846
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,975
Realized gain distributions                                                                         11,254
Net change in unrealized appreciation (depreciation)                                                (2,678)
                                                                                           ---------------
Net gain (loss)                                                                                     21,551
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,397
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,846   $              1,897
Net realized gain (loss)                                                      12,975                  2,206
Realized gain distributions                                                   11,254                     --
Net change in unrealized appreciation (depreciation)                          (2,678)                47,750
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,397                 51,853
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,988                 26,512
Cost of units redeemed                                                       (36,946)                (9,395)
Account charges                                                                  (30)                   (41)
                                                                --------------------   --------------------
Increase (decrease)                                                          (22,988)                17,076
                                                                --------------------   --------------------
Net increase (decrease)                                                          409                 68,929
Net assets, beginning                                                        221,214                152,285
                                                                --------------------   --------------------
Net assets, ending                                              $            221,623   $            221,214
                                                                ====================   ====================

Units sold                                                                     8,214                 17,401
Units redeemed                                                               (21,419)                (7,031)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,205)                10,370
Units outstanding, beginning                                                 134,226                123,856
                                                                --------------------   --------------------
Units outstanding, ending                                                    121,021                134,226
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            646,086
Cost of units redeemed/account charges                                                             (535,366)
Net investment income (loss)                                                                         15,213
Net realized gain (loss)                                                                            (41,487)
Realized gain distributions                                                                          74,002
Net change in unrealized appreciation (depreciation)                                                 63,175
                                                                                       --------------------
Net assets                                                                             $            221,623
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83               121   $           222              1.25%             11.1%
12/31/2013                        1.65               134               221              1.25%             34.0%
12/31/2012                        1.23               124               152              1.25%             13.1%
12/31/2011                        1.09               118               128              1.25%              1.7%
12/31/2010                        1.07               165               176              1.25%             12.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              1.00%             11.4%
12/31/2013                        1.69                 0                 0              1.00%             34.4%
12/31/2012                        1.26                 0                 0              1.00%             13.4%
12/31/2011                        1.11                 0                 0              1.00%              2.0%
12/31/2010                        1.09                 0                 0              1.00%             13.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%             11.7%
12/31/2013                        1.73                 0                 0              0.75%             34.7%
12/31/2012                        1.29                 0                 0              0.75%             13.7%
12/31/2011                        1.13                 0                 0              0.75%              2.3%
12/31/2010                        1.11                 0                 0              0.75%             13.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.50%             12.0%
12/31/2013                        1.78                 0                 0              0.50%             35.0%
12/31/2012                        1.32                 0                 0              0.50%             13.9%
12/31/2011                        1.16                 0                 0              0.50%              2.5%
12/31/2010                        1.13                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.25%             12.2%
12/31/2013                        1.83                 0                 0              0.25%             35.4%
12/31/2012                        1.35                 0                 0              0.25%             14.2%
12/31/2011                        1.18                 0                 0              0.25%              2.8%
12/31/2010                        1.15                 0                 0              0.25%             13.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              0.00%             12.5%
12/31/2013                        1.98                 0                 0              0.00%             35.7%
12/31/2012                        1.46                 0                 0              0.00%             14.5%
12/31/2011                        1.28                 0                 0              0.00%              3.0%
12/31/2010                        1.24                 0                 0              0.00%             14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          2.2%
      2012          2.2%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY VALUE A CLASS - 025076803

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        45,110   $        43,019             5,242
                                                                         ===============   ===============
Receivables: investments sold                                       23
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        45,133
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        45,133            28,494   $          1.58
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $        45,133            28,494
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           538
Mortality & expense charges                                                                           (510)
                                                                                           ---------------
Net investment income (loss)                                                                            28
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                33
Realized gain distributions                                                                          2,633
Net change in unrealized appreciation (depreciation)                                                 1,693
                                                                                           ---------------
Net gain (loss)                                                                                      4,359
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,387
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 28   $                147
Net realized gain (loss)                                                          33                     --
Realized gain distributions                                                    2,633                     --
Net change in unrealized appreciation (depreciation)                           1,693                    398
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,387                    545
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,507                 36,006
Cost of units redeemed                                                          (311)                    --
Account charges                                                                   (1)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,195                 36,006
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,582                 36,551
Net assets, beginning                                                         36,551                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             45,133   $             36,551
                                                                ====================   ====================

Units sold                                                                     3,003                 25,696
Units redeemed                                                                  (205)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,798                 25,696
Units outstanding, beginning                                                  25,696                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     28,494                 25,696
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             40,513
Cost of units redeemed/account charges                                                                 (312)
Net investment income (loss)                                                                            175
Net realized gain (loss)                                                                                 33
Realized gain distributions                                                                           2,633
Net change in unrealized appreciation (depreciation)                                                  2,091
                                                                                       --------------------
Net assets                                                                             $             45,133
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                28   $            45              1.25%             11.4%
12/31/2013                        1.42                26                37              1.25%             29.0%
12/31/2012                        1.10                 0                 0              1.25%             10.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              1.00%             11.6%
12/31/2013                        1.43                 0                 0              1.00%             29.3%
12/31/2012                        1.10                 0                 0              1.00%             10.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.75%             11.9%
12/31/2013                        1.43                 0                 0              0.75%             29.6%
12/31/2012                        1.11                 0                 0              0.75%             10.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             12.2%
12/31/2013                        1.44                 0                 0              0.50%             30.0%
12/31/2012                        1.11                 0                 0              0.50%             10.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.25%             12.5%
12/31/2013                        1.45                 0                 0              0.25%             30.3%
12/31/2012                        1.11                 0                 0              0.25%             10.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.00%             12.8%
12/31/2013                        1.45                 0                 0              0.00%             30.6%
12/31/2012                        1.11                 0                 0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          0.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INFLATION-ADJUSTED BOND A CLASS - 025081829

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,706,737   $     8,277,795           677,563
                                                                         ===============   ===============
Receivables: investments sold                                  146,221
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,852,958
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,836,606         5,056,586   $          1.35
Band 100                                                       319,586           230,175              1.39
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.50
Band 0                                                         696,766           451,270              1.54
                                                       ---------------   ---------------
 Total                                                 $     7,852,958         5,738,031
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       118,019
Mortality & expense charges                                                                       (117,803)
                                                                                           ---------------
Net investment income (loss)                                                                           216
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (617,896)
Realized gain distributions                                                                         28,911
Net change in unrealized appreciation (depreciation)                                               808,104
                                                                                           ---------------
Net gain (loss)                                                                                    219,119
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       219,335
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                216   $            (17,747)
Net realized gain (loss)                                                    (617,896)               392,955
Realized gain distributions                                                   28,911                274,631
Net change in unrealized appreciation (depreciation)                         808,104             (2,397,868)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            219,335             (1,748,029)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,286,357              1,560,255
Cost of units redeemed                                                    (7,588,088)            (7,364,569)
Account charges                                                               (3,060)               (14,734)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,304,791)            (5,819,048)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,085,456)            (7,567,077)
Net assets, beginning                                                     11,938,414             19,505,491
                                                                --------------------   --------------------
Net assets, ending                                              $          7,852,958   $         11,938,414
                                                                ====================   ====================

Units sold                                                                 2,582,571              3,542,353
Units redeemed                                                            (5,650,345)            (7,611,728)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,067,774)            (4,069,375)
Units outstanding, beginning                                               8,805,805             12,875,180
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,738,031              8,805,805
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         43,298,301
Cost of units redeemed/account charges                                                          (37,023,626)
Net investment income (loss)                                                                        863,386
Net realized gain (loss)                                                                            614,487
Realized gain distributions                                                                         671,468
Net change in unrealized appreciation (depreciation)                                               (571,058)
                                                                                       --------------------
Net assets                                                                             $          7,852,958
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35             5,057   $         6,837              1.25%              1.1%
12/31/2013                        1.34             7,830            10,471              1.25%            -10.4%
12/31/2012                        1.49            11,157            16,661              1.25%              5.1%
12/31/2011                        1.42             9,945            14,128              1.25%             11.2%
12/31/2010                        1.28             8,638            11,030              1.25%              3.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39               230   $           320              1.00%              1.3%
12/31/2013                        1.37                38                52              1.00%            -10.2%
12/31/2012                        1.53                89               136              1.00%              5.4%
12/31/2011                        1.45                77               111              1.00%             11.5%
12/31/2010                        1.30                72                93              1.00%              4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%              1.6%
12/31/2013                        1.40                 0                 0              0.75%            -10.0%
12/31/2012                        1.56                 0                 0              0.75%              5.6%
12/31/2011                        1.48                 0                 0              0.75%             11.8%
12/31/2010                        1.32                 0                 0              0.75%              4.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%              1.9%
12/31/2013                        1.44                 0                 0              0.50%             -9.8%
12/31/2012                        1.59                 0                 0              0.50%              5.9%
12/31/2011                        1.50                 0                 0              0.50%             12.1%
12/31/2010                        1.34                 0                 0              0.50%              4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              2.1%
12/31/2013                        1.47                 0                 0              0.25%             -9.5%
12/31/2012                        1.63                 0                 0              0.25%              6.2%
12/31/2011                        1.53                 0                 0              0.25%             12.4%
12/31/2010                        1.36                 0                 0              0.25%              5.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               451   $           697              0.00%              2.4%
12/31/2013                        1.51               938             1,415              0.00%             -9.3%
12/31/2012                        1.66             1,628             2,708              0.00%              6.4%
12/31/2011                        1.56               395               617              0.00%             12.6%
12/31/2010                        1.39               389               540              0.00%              5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.0%
      2012          2.3%
      2011          3.5%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,937,189   $    13,623,024         1,011,972
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (28,980)
                                                       ---------------
Net assets                                             $    15,908,209
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,908,209         4,201,495   $          3.79
Band 100                                                            --                --              3.89
Band 75                                                             --                --              4.01
Band 50                                                             --                --              4.12
Band 25                                                             --                --              4.24
Band 0                                                              --                --              4.36
                                                       ---------------   ---------------
 Total                                                 $    15,908,209         4,201,495
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (198,122)
                                                                                           ---------------
Net investment income (loss)                                                                      (198,122)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           629,125
Realized gain distributions                                                                      3,209,021
Net change in unrealized appreciation (depreciation)                                            (2,614,010)
                                                                                           ---------------
Net gain (loss)                                                                                  1,224,136
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,026,014
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (198,122)  $           (188,648)
Net realized gain (loss)                                                     629,125                668,540
Realized gain distributions                                                3,209,021                580,125
Net change in unrealized appreciation (depreciation)                      (2,614,010)             2,788,504
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,026,014              3,848,521
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,990,735              2,286,659
Cost of units redeemed                                                    (3,550,589)            (3,479,645)
Account charges                                                               (7,210)               (10,019)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,567,064)            (1,203,005)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (541,050)             2,645,516
Net assets, beginning                                                     16,449,259             13,803,743
                                                                --------------------   --------------------
Net assets, ending                                              $         15,908,209   $         16,449,259
                                                                ====================   ====================

Units sold                                                                   581,451                744,827
Units redeemed                                                            (1,019,648)            (1,139,282)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (438,197)              (394,455)
Units outstanding, beginning                                               4,639,692              5,034,147
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,201,495              4,639,692
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         61,772,278
Cost of units redeemed/account charges                                                          (56,460,468)
Net investment income (loss)                                                                     (1,596,126)
Net realized gain (loss)                                                                          1,325,089
Realized gain distributions                                                                       8,553,271
Net change in unrealized appreciation (depreciation)                                              2,314,165
                                                                                       --------------------
Net assets                                                                             $         15,908,209
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.79             4,201   $        15,908              1.25%              6.8%
12/31/2013                        3.55             4,640            16,449              1.25%             29.3%
12/31/2012                        2.74             5,034            13,804              1.25%             14.6%
12/31/2011                        2.39             5,436            13,013              1.25%             -7.7%
12/31/2010                        2.59             5,327            13,809              1.25%             29.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.89                 0   $             0              1.00%              7.1%
12/31/2013                        3.64                 0                 0              1.00%             29.6%
12/31/2012                        2.81                 0                 0              1.00%             14.8%
12/31/2011                        2.44                 0                 0              1.00%             -7.4%
12/31/2010                        2.64                 0                 0              1.00%             30.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.01                 0   $             0              0.75%              7.3%
12/31/2013                        3.73                 0                 0              0.75%             29.9%
12/31/2012                        2.87                 0                 0              0.75%             15.1%
12/31/2011                        2.49                 0                 0              0.75%             -7.2%
12/31/2010                        2.69                 0                 0              0.75%             30.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.12                 0   $             0              0.50%              7.6%
12/31/2013                        3.83                 0                 0              0.50%             30.3%
12/31/2012                        2.94                 0                 0              0.50%             15.4%
12/31/2011                        2.55                 0                 0              0.50%             -7.0%
12/31/2010                        2.74                 0                 0              0.50%             30.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.24                 0   $             0              0.25%              7.9%
12/31/2013                        3.93                 0                 0              0.25%             30.6%
12/31/2012                        3.01                 0                 0              0.25%             15.7%
12/31/2011                        2.60                 0                 0              0.25%             -6.7%
12/31/2010                        2.79               204               568              0.25%             31.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.36                 0   $             0              0.00%              8.1%
12/31/2013                        4.03                 0                 0              0.00%             30.9%
12/31/2012                        3.08                 0                 0              0.00%             16.0%
12/31/2011                        2.65                 0                 0              0.00%             -6.5%
12/31/2010                        2.84                 0                 0              0.00%             31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY INTERNATIONAL BOND INVESTOR CLASS - 025082108

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           191   $           205                14
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           191
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           191               197   $          0.97
Band 100                                                            --                --              0.98
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $           191               197
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             2
Mortality & expense charges                                                                         (1,240)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,238)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,873)
Realized gain distributions                                                                              1
Net change in unrealized appreciation (depreciation)                                                 4,578
                                                                                           ---------------
Net gain (loss)                                                                                      2,706
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,468
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,238)  $             (1,298)
Net realized gain (loss)                                                      (1,873)                   (56)
Realized gain distributions                                                        1                     --
Net change in unrealized appreciation (depreciation)                           4,578                 (5,617)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,468                 (6,971)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,713                 47,637
Cost of units redeemed                                                      (150,762)                (2,940)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                         (140,049)                44,697
                                                                --------------------   --------------------
Net increase (decrease)                                                     (138,581)                37,726
Net assets, beginning                                                        138,772                101,046
                                                                --------------------   --------------------
Net assets, ending                                              $                191   $            138,772
                                                                ====================   ====================

Units sold                                                                    10,322                 46,530
Units redeemed                                                              (147,352)                (2,862)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (137,030)                43,668
Units outstanding, beginning                                                 137,227                 93,559
                                                                --------------------   --------------------
Units outstanding, ending                                                        197                137,227
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            159,616
Cost of units redeemed/account charges                                                             (155,654)
Net investment income (loss)                                                                         (1,837)
Net realized gain (loss)                                                                             (1,921)
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                    (14)
                                                                                       --------------------
Net assets                                                                             $                191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              1.25%             -4.1%
12/31/2013                        1.01               137               139              1.25%             -6.4%
12/31/2012                        1.08                94               101              1.25%              2.8%
12/31/2011                        1.05                 0                 0              1.25%              4.4%
12/31/2010                        1.01                 0                 0              1.25%             -1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.00%             -3.9%
12/31/2013                        1.02                 0                 0              1.00%             -6.1%
12/31/2012                        1.09                 0                 0              1.00%              3.1%
12/31/2011                        1.06                 0                 0              1.00%              4.7%
12/31/2010                        1.01                 0                 0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.75%             -3.7%
12/31/2013                        1.04                 0                 0              0.75%             -5.9%
12/31/2012                        1.10                 0                 0              0.75%              3.3%
12/31/2011                        1.07                 0                 0              0.75%              4.9%
12/31/2010                        1.02                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.50%             -3.4%
12/31/2013                        1.05                 0                 0              0.50%             -5.7%
12/31/2012                        1.11                 0                 0              0.50%              3.6%
12/31/2011                        1.07                 0                 0              0.50%              5.2%
12/31/2010                        1.02                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.25%             -3.2%
12/31/2013                        1.06                 0                 0              0.25%             -5.4%
12/31/2012                        1.12                 0                 0              0.25%              3.8%
12/31/2011                        1.08                 0                 0              0.25%              5.5%
12/31/2010                        1.03                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%             -2.9%
12/31/2013                        1.08                 0                 0              0.00%             -5.2%
12/31/2012                        1.14                 0                 0              0.00%              4.1%
12/31/2011                        1.09                 0                 0              0.00%              5.7%
12/31/2010                        1.03                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.3%
      2012          3.4%
      2011          2.5%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY INTERNATIONAL BOND A CLASS - 025082207

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           703   $           763                48
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (63)
                                                       ---------------
Net assets                                             $           640
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           640               669   $          0.96
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $           640               669
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             9
Mortality & expense charges                                                                             (7)
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                              5
Net change in unrealized appreciation (depreciation)                                                   (37)
                                                                                           ---------------
Net gain (loss)                                                                                        (31)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (29)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                 (6)
Net realized gain (loss)                                                           1                      1
Realized gain distributions                                                        5                     --
Net change in unrealized appreciation (depreciation)                             (37)                   (29)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (29)                   (34)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          68                    245
Cost of units redeemed                                                           (62)                    (1)
Account charges                                                                   (4)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                                2                    240
                                                                --------------------   --------------------
Net increase (decrease)                                                          (27)                   206
Net assets, beginning                                                            667                    461
                                                                --------------------   --------------------
Net assets, ending                                              $                640   $                667
                                                                ====================   ====================

Units sold                                                                        70                    243
Units redeemed                                                                   (69)                    (6)
                                                                --------------------   --------------------
Net increase (decrease)                                                            1                    237
Units outstanding, beginning                                                     668                    431
                                                                --------------------   --------------------
Units outstanding, ending                                                        669                    668
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              1,554
Cost of units redeemed/account charges                                                                 (868)
Net investment income (loss)                                                                             19
Net realized gain (loss)                                                                                (14)
Realized gain distributions                                                                               9
Net change in unrealized appreciation (depreciation)                                                    (60)
                                                                                       --------------------
Net assets                                                                             $                640
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 1   $             1              1.25%             -4.3%
12/31/2013                        1.00                 1                 1              1.25%             -6.6%
12/31/2012                        1.07                 0                 0              1.25%              2.6%
12/31/2011                        1.04                 0                 0              1.25%              4.2%
12/31/2010                        1.00                 1                 1              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              1.00%             -4.1%
12/31/2013                        1.01                 0                 0              1.00%             -6.4%
12/31/2012                        1.08                 0                 0              1.00%              2.8%
12/31/2011                        1.05                 0                 0              1.00%              4.4%
12/31/2010                        1.01                 0                 0              1.00%             -1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -3.8%
12/31/2013                        1.02                 0                 0              0.75%             -6.1%
12/31/2012                        1.09                 0                 0              0.75%              3.1%
12/31/2011                        1.06                 0                 0              0.75%              4.7%
12/31/2010                        1.01                 0                 0              0.75%             -0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.50%             -3.6%
12/31/2013                        1.04                 0                 0              0.50%             -5.9%
12/31/2012                        1.10                 0                 0              0.50%              3.3%
12/31/2011                        1.07                 0                 0              0.50%              4.9%
12/31/2010                        1.02                 0                 0              0.50%             -0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%             -3.4%
12/31/2013                        1.05                 0                 0              0.25%             -5.7%
12/31/2012                        1.11                 0                 0              0.25%              3.6%
12/31/2011                        1.08                 0                 0              0.25%              5.2%
12/31/2010                        1.02                 0                 0              0.25%             -0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.00%             -3.1%
12/31/2013                        1.06                 0                 0              0.00%             -5.4%
12/31/2012                        1.13                 0                 0              0.00%              3.8%
12/31/2011                        1.08                 0                 0              0.00%              5.5%
12/31/2010                        1.03                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          0.0%
      2012          2.6%
      2011          0.0%
      2010          7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY INTERNATIONAL DISCOVERY INVESTOR CLASS - 025086505 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.79
Band 100                                                            --                --              0.81
Band 75                                                             --                --              0.82
Band 50                                                             --                --              0.84
Band 25                                                             --                --              0.85
Band 0                                                              --                --              0.87
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              3,496
Cost of units redeemed/account charges                                                               (3,478)
Net investment income (loss)                                                                            (52)
Net realized gain (loss)                                                                                 34
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              1.25%             -7.3%
12/31/2013                        0.86                 0                 0              1.25%             27.7%
12/31/2012                        0.67                 0                 0              1.25%             13.9%
12/31/2011                        0.59                 5                 3              1.25%            -17.8%
12/31/2010                        0.72                 2                 1              1.25%             19.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.81                 0   $             0              1.00%             -7.1%
12/31/2013                        0.87                 0                 0              1.00%             28.0%
12/31/2012                        0.68                 0                 0              1.00%             14.1%
12/31/2011                        0.59                 0                 0              1.00%            -17.6%
12/31/2010                        0.72                 0                 0              1.00%             19.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.82                 0   $             0              0.75%             -6.9%
12/31/2013                        0.88                 0                 0              0.75%             28.4%
12/31/2012                        0.69                 0                 0              0.75%             14.4%
12/31/2011                        0.60                 0                 0              0.75%            -17.4%
12/31/2010                        0.73                 0                 0              0.75%             19.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.84                 0   $             0              0.50%             -6.6%
12/31/2013                        0.90                 0                 0              0.50%             28.7%
12/31/2012                        0.70                 0                 0              0.50%             14.7%
12/31/2011                        0.61                 0                 0              0.50%            -17.2%
12/31/2010                        0.73                 0                 0              0.50%             20.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.85                 0   $             0              0.25%             -6.4%
12/31/2013                        0.91                 0                 0              0.25%             29.0%
12/31/2012                        0.71                 0                 0              0.25%             15.0%
12/31/2011                        0.61                 0                 0              0.25%            -17.0%
12/31/2010                        0.74                 0                 0              0.25%             20.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                 0   $             0              0.00%             -6.2%
12/31/2013                        0.92                 0                 0              0.00%             29.3%
12/31/2012                        0.71                 0                 0              0.00%             15.3%
12/31/2011                        0.62                 0                 0              0.00%            -16.8%
12/31/2010                        0.75                 0                 0              0.00%             20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INTERNATIONAL DISCOVERY A CLASS - 025086802

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        19,296   $        16,467             1,729
                                                                         ===============   ===============
Receivables: investments sold                                    1,140
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        20,436
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        20,436            26,210   $          0.78
Band 100                                                            --                --              0.79
Band 75                                                             --                --              0.81
Band 50                                                             --                --              0.82
Band 25                                                             --                --              0.84
Band 0                                                              --                --              0.85
                                                       ---------------   ---------------
 Total                                                 $        20,436            26,210
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            97
Mortality & expense charges                                                                           (276)
                                                                                           ---------------
Net investment income (loss)                                                                          (179)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,100
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (18,097)
                                                                                           ---------------
Net gain (loss)                                                                                          3
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (176)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (179)  $                392
Net realized gain (loss)                                                      18,100                 11,834
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (18,097)                 6,248
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (176)                18,474
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,481                 16,367
Cost of units redeemed                                                       (63,102)               (56,369)
Account charges                                                                   (4)                   (63)
                                                                --------------------   --------------------
Increase (decrease)                                                          (58,625)               (40,065)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,801)               (21,591)
Net assets, beginning                                                         79,237                100,828
                                                                --------------------   --------------------
Net assets, ending                                              $             20,436   $             79,237
                                                                ====================   ====================

Units sold                                                                     5,436                 22,634
Units redeemed                                                               (73,105)               (81,160)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (67,669)               (58,526)
Units outstanding, beginning                                                  93,879                152,405
                                                                --------------------   --------------------
Units outstanding, ending                                                     26,210                 93,879
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            258,269
Cost of units redeemed/account charges                                                             (265,495)
Net investment income (loss)                                                                         (5,848)
Net realized gain (loss)                                                                             30,681
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,829
                                                                                       --------------------
Net assets                                                                             $             20,436
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                26   $            20              1.25%             -7.6%
12/31/2013                        0.84                94                79              1.25%             27.6%
12/31/2012                        0.66               152               101              1.25%             13.4%
12/31/2011                        0.58               240               140              1.25%            -18.0%
12/31/2010                        0.71               241               171              1.25%             18.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              1.00%             -7.4%
12/31/2013                        0.86                 0                 0              1.00%             27.9%
12/31/2012                        0.67                 0                 0              1.00%             13.7%
12/31/2011                        0.59                 0                 0              1.00%            -17.8%
12/31/2010                        0.72                 0                 0              1.00%             19.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.81                 0   $             0              0.75%             -7.2%
12/31/2013                        0.87                 0                 0              0.75%             28.2%
12/31/2012                        0.68                 0                 0              0.75%             14.0%
12/31/2011                        0.60                 0                 0              0.75%            -17.6%
12/31/2010                        0.72                 0                 0              0.75%             19.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.82                 0   $             0              0.50%             -6.9%
12/31/2013                        0.88                 0                 0              0.50%             28.5%
12/31/2012                        0.69                 0                 0              0.50%             14.3%
12/31/2011                        0.60                 0                 0              0.50%            -17.4%
12/31/2010                        0.73                 0                 0              0.50%             19.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.84                 0   $             0              0.25%             -6.7%
12/31/2013                        0.90                 0                 0              0.25%             28.9%
12/31/2012                        0.70                 0                 0              0.25%             14.5%
12/31/2011                        0.61                 0                 0              0.25%            -17.2%
12/31/2010                        0.73                 0                 0              0.25%             20.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.85                 0   $             0              0.00%             -6.5%
12/31/2013                        0.91                 0                 0              0.00%             29.2%
12/31/2012                        0.71                 0                 0              0.00%             14.8%
12/31/2011                        0.61                 0                 0              0.00%            -17.0%
12/31/2010                        0.74                 0                 0              0.00%             20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          1.5%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INTERNATIONAL GROWTH INVESTOR CLASS - 025086109

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,331,415   $     3,196,483           278,118
                                                                         ===============   ===============
Receivables: investments sold                                   11,572
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,342,987
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,342,987         1,159,902   $          2.88
Band 100                                                            --                --              2.96
Band 75                                                             --                --              3.05
Band 50                                                             --                --              3.14
Band 25                                                             --                --              3.23
Band 0                                                              --                --              3.74
                                                       ---------------   ---------------
 Total                                                 $     3,342,987         1,159,902
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        30,987
Mortality & expense charges                                                                        (36,566)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,579)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,883
Realized gain distributions                                                                        199,849
Net change in unrealized appreciation (depreciation)                                              (453,467)
                                                                                           ---------------
Net gain (loss)                                                                                   (211,735)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (217,314)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,579)  $              6,674
Net realized gain (loss)                                                      41,883                 53,957
Realized gain distributions                                                  199,849                 50,604
Net change in unrealized appreciation (depreciation)                        (453,467)               346,483
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (217,314)               457,718
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,207,207                260,406
Cost of units redeemed                                                      (207,131)              (311,217)
Account charges                                                               (1,491)                (1,361)
                                                                --------------------   --------------------
Increase (decrease)                                                          998,585                (52,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                      781,271                405,546
Net assets, beginning                                                      2,561,716              2,156,170
                                                                --------------------   --------------------
Net assets, ending                                              $          3,342,987   $          2,561,716
                                                                ====================   ====================

Units sold                                                                   402,773                 95,645
Units redeemed                                                               (73,760)              (113,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                      329,013                (18,281)
Units outstanding, beginning                                                 830,889                849,170
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,159,902                830,889
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,777,406
Cost of units redeemed/account charges                                                           (5,329,401)
Net investment income (loss)                                                                         (3,617)
Net realized gain (loss)                                                                            423,804
Realized gain distributions                                                                         339,863
Net change in unrealized appreciation (depreciation)                                                134,932
                                                                                       --------------------
Net assets                                                                             $          3,342,987
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.88             1,160   $         3,343              1.25%             -6.5%
12/31/2013                        3.08               831             2,562              1.25%             21.4%
12/31/2012                        2.54               849             2,156              1.25%             20.4%
12/31/2011                        2.11               848             1,788              1.25%            -12.9%
12/31/2010                        2.42               841             2,038              1.25%             12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.96                 0   $             0              1.00%             -6.3%
12/31/2013                        3.16                 0                 0              1.00%             21.7%
12/31/2012                        2.60                 0                 0              1.00%             20.7%
12/31/2011                        2.15                 0                 0              1.00%            -12.7%
12/31/2010                        2.47                 0                 0              1.00%             12.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.05                 0   $             0              0.75%             -6.0%
12/31/2013                        3.25                 0                 0              0.75%             22.0%
12/31/2012                        2.66                 0                 0              0.75%             21.0%
12/31/2011                        2.20                 0                 0              0.75%            -12.5%
12/31/2010                        2.51                 0                 0              0.75%             12.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.14                 0   $             0              0.50%             -5.8%
12/31/2013                        3.33                 0                 0              0.50%             22.3%
12/31/2012                        2.72                 0                 0              0.50%             21.3%
12/31/2011                        2.24                 0                 0              0.50%            -12.3%
12/31/2010                        2.56                 0                 0              0.50%             13.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.23                 0   $             0              0.25%             -5.6%
12/31/2013                        3.42                 0                 0              0.25%             22.6%
12/31/2012                        2.79                 0                 0              0.25%             21.6%
12/31/2011                        2.29                 0                 0              0.25%            -12.1%
12/31/2010                        2.61                 0                 0              0.25%             13.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.74                 0   $             0              0.00%             -5.3%
12/31/2013                        3.95                 0                 0              0.00%             22.9%
12/31/2012                        3.21                 0                 0              0.00%             21.9%
12/31/2011                        2.63                 0                 0              0.00%            -11.8%
12/31/2010                        2.99                 0                 0              0.00%             13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          1.5%
      2012          1.8%
      2011          1.3%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY INTERNATIONAL GROWTH A CLASS - 025086406

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       551,982   $       566,764            45,694
                                                                         ===============   ===============
Receivables: investments sold                                    1,835
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       553,817
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       359,568           160,819   $          2.24
Band 100                                                       194,249            84,469              2.30
Band 75                                                             --                --              2.37
Band 50                                                             --                --              2.43
Band 25                                                             --                --              2.50
Band 0                                                              --                --              2.59
                                                       ---------------   ---------------
 Total                                                 $       553,817           245,288
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,083
Mortality & expense charges                                                                         (6,311)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,228)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            60,530
Realized gain distributions                                                                         32,866
Net change in unrealized appreciation (depreciation)                                              (131,192)
                                                                                           ---------------
Net gain (loss)                                                                                    (37,796)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (40,024)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,228)  $               (842)
Net realized gain (loss)                                                      60,530                 21,097
Realized gain distributions                                                   32,866                 12,319
Net change in unrealized appreciation (depreciation)                        (131,192)                71,016
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (40,024)               103,590
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     297,520                179,183
Cost of units redeemed                                                      (329,502)              (114,050)
Account charges                                                                 (102)                   (82)
                                                                --------------------   --------------------
Increase (decrease)                                                          (32,084)                65,051
                                                                --------------------   --------------------
Net increase (decrease)                                                      (72,108)               168,641
Net assets, beginning                                                        625,925                457,284
                                                                --------------------   --------------------
Net assets, ending                                              $            553,817   $            625,925
                                                                ====================   ====================

Units sold                                                                   168,680                 95,990
Units redeemed                                                              (184,554)               (65,768)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,874)                30,222
Units outstanding, beginning                                                 261,162                230,940
                                                                --------------------   --------------------
Units outstanding, ending                                                    245,288                261,162
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,489,662
Cost of units redeemed/account charges                                                           (1,061,484)
Net investment income (loss)                                                                         (7,266)
Net realized gain (loss)                                                                             84,649
Realized gain distributions                                                                          63,038
Net change in unrealized appreciation (depreciation)                                                (14,782)
                                                                                       --------------------
Net assets                                                                             $            553,817
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24               161   $           360              1.25%             -6.7%
12/31/2013                        2.40               261               626              1.25%             21.0%
12/31/2012                        1.98               231               457              1.25%             20.1%
12/31/2011                        1.65               201               332              1.25%            -13.2%
12/31/2010                        1.90               165               314              1.25%             12.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                84   $           194              1.00%             -6.5%
12/31/2013                        2.46                 0                 0              1.00%             21.3%
12/31/2012                        2.03                 0                 0              1.00%             20.4%
12/31/2011                        1.68                 0                 0              1.00%            -12.9%
12/31/2010                        1.93                 0                 0              1.00%             12.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.75%             -6.2%
12/31/2013                        2.52                 0                 0              0.75%             21.6%
12/31/2012                        2.07                 0                 0              0.75%             20.7%
12/31/2011                        1.72                 0                 0              0.75%            -12.7%
12/31/2010                        1.97                 0                 0              0.75%             12.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.50%             -6.0%
12/31/2013                        2.59                 0                 0              0.50%             21.9%
12/31/2012                        2.12                 0                 0              0.50%             21.0%
12/31/2011                        1.75                 0                 0              0.50%            -12.5%
12/31/2010                        2.01                 0                 0              0.50%             12.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50                 0   $             0              0.25%             -5.8%
12/31/2013                        2.66                 0                 0              0.25%             22.3%
12/31/2012                        2.17                 0                 0              0.25%             21.3%
12/31/2011                        1.79                 0                 0              0.25%            -12.3%
12/31/2010                        2.04                 0                 0              0.25%             13.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.59                 0   $             0              0.00%             -5.5%
12/31/2013                        2.74                 0                 0              0.00%             22.6%
12/31/2012                        2.24                 0                 0              0.00%             21.6%
12/31/2011                        1.84                 0                 0              0.00%            -12.1%
12/31/2010                        2.09                 0                 0              0.00%             13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          1.1%
      2012          1.5%
      2011          0.7%
      2010          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY LARGE COMPANY VALUE A CLASS - 025076787

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,602,324   $     1,125,717           177,751
                                                                         ===============   ===============
Receivables: investments sold                                    2,768
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,605,092
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,018,783           450,871   $          2.26
Band 100                                                       159,441            68,605              2.32
Band 75                                                             --                --              2.39
Band 50                                                             --                --              2.46
Band 25                                                             --                --              2.53
Band 0                                                         426,868           161,733              2.64
                                                       ---------------   ---------------
 Total                                                 $     1,605,092           681,209
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        18,054
Mortality & expense charges                                                                        (14,463)
                                                                                           ---------------
Net investment income (loss)                                                                         3,591
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            92,453
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                73,375
                                                                                           ---------------
Net gain (loss)                                                                                    165,828
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       169,419
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,591   $              5,338
Net realized gain (loss)                                                      92,453                 39,149
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          73,375                256,842
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            169,419                301,329
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     263,438                314,783
Cost of units redeemed                                                      (298,444)               (73,167)
Account charges                                                                 (184)                   (98)
                                                                --------------------   --------------------
Increase (decrease)                                                          (35,190)               241,518
                                                                --------------------   --------------------
Net increase (decrease)                                                      134,229                542,847
Net assets, beginning                                                      1,470,863                928,016
                                                                --------------------   --------------------
Net assets, ending                                              $          1,605,092   $          1,470,863
                                                                ====================   ====================

Units sold                                                                   160,130                195,769
Units redeemed                                                              (179,039)               (76,897)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,909)               118,872
Units outstanding, beginning                                                 700,118                581,246
                                                                --------------------   --------------------
Units outstanding, ending                                                    681,209                700,118
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,729,449
Cost of units redeemed/account charges                                                           (5,484,604)
Net investment income (loss)                                                                        114,304
Net realized gain (loss)                                                                           (371,040)
Realized gain distributions                                                                         140,376
Net change in unrealized appreciation (depreciation)                                                476,607
                                                                                       --------------------
Net assets                                                                             $          1,605,092
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.26               451   $         1,019              1.25%             11.2%
12/31/2013                        2.03               545             1,108              1.25%             29.3%
12/31/2012                        1.57               514               807              1.25%             14.9%
12/31/2011                        1.37               785             1,074              1.25%             -0.2%
12/31/2010                        1.37             1,189             1,629              1.25%              9.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.32                69   $           159              1.00%             11.5%
12/31/2013                        2.08                 0                 0              1.00%             29.6%
12/31/2012                        1.61                 0                 0              1.00%             15.2%
12/31/2011                        1.40                 0                 0              1.00%              0.0%
12/31/2010                        1.40                 0                 0              1.00%              9.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39                 0   $             0              0.75%             11.8%
12/31/2013                        2.14                 0                 0              0.75%             30.0%
12/31/2012                        1.65                 0                 0              0.75%             15.5%
12/31/2011                        1.43                 0                 0              0.75%              0.3%
12/31/2010                        1.42                 0                 0              0.75%             10.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.46                 0   $             0              0.50%             12.0%
12/31/2013                        2.19                 0                 0              0.50%             30.3%
12/31/2012                        1.68                 0                 0              0.50%             15.8%
12/31/2011                        1.45                 0                 0              0.50%              0.5%
12/31/2010                        1.45                 0                 0              0.50%             10.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.53                 0   $             0              0.25%             12.3%
12/31/2013                        2.25                 0                 0              0.25%             30.6%
12/31/2012                        1.72                 0                 0              0.25%             16.0%
12/31/2011                        1.49                 0                 0              0.25%              0.8%
12/31/2010                        1.47                 0                 0              0.25%             10.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64               162   $           427              0.00%             12.6%
12/31/2013                        2.34               155               363              0.00%             31.0%
12/31/2012                        1.79                67               121              0.00%             16.3%
12/31/2011                        1.54               423               651              0.00%              1.0%
12/31/2010                        1.52               420               639              0.00%             10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.4%
      2012          1.6%
      2011          1.4%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY MID CAP VALUE FUND A CLASS - 025076639

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,924,011   $     6,332,811           421,593
                                                                         ===============   ===============
Receivables: investments sold                                    6,979
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,930,990
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,675,995         2,611,195   $          2.56
Band 100                                                            --                --              2.60
Band 75                                                             --                --              2.64
Band 50                                                             --                --              2.68
Band 25                                                             --                --              2.72
Band 0                                                         254,995            92,488              2.76
                                                       ---------------   ---------------
 Total                                                 $     6,930,990         2,703,683
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        57,372
Mortality & expense charges                                                                        (75,059)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,687)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           227,124
Realized gain distributions                                                                        614,263
Net change in unrealized appreciation (depreciation)                                                33,907
                                                                                           ---------------
Net gain (loss)                                                                                    875,294
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       857,607
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,687)  $              1,985
Net realized gain (loss)                                                     227,124                125,370
Realized gain distributions                                                  614,263                321,487
Net change in unrealized appreciation (depreciation)                          33,907                497,357
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            857,607                946,199
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,304,931              3,740,327
Cost of units redeemed                                                    (1,872,435)            (1,171,245)
Account charges                                                               (2,282)                (1,201)
                                                                --------------------   --------------------
Increase (decrease)                                                          430,214              2,567,881
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,287,821              3,514,080
Net assets, beginning                                                      5,643,169              2,129,089
                                                                --------------------   --------------------
Net assets, ending                                              $          6,930,990   $          5,643,169
                                                                ====================   ====================

Units sold                                                                   980,230              1,962,395
Units redeemed                                                              (800,866)              (658,340)
                                                                --------------------   --------------------
Net increase (decrease)                                                      179,364              1,304,055
Units outstanding, beginning                                               2,524,319              1,220,264
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,703,683              2,524,319
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,681,160
Cost of units redeemed/account charges                                                           (4,741,299)
Net investment income (loss)                                                                         (1,985)
Net realized gain (loss)                                                                            366,630
Realized gain distributions                                                                       1,035,284
Net change in unrealized appreciation (depreciation)                                                591,200
                                                                                       --------------------
Net assets                                                                             $          6,930,990
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.56             2,611   $         6,676              1.25%             14.6%
12/31/2013                        2.23             2,447             5,459              1.25%             28.1%
12/31/2012                        1.74             1,179             2,054              1.25%             14.7%
12/31/2011                        1.52               689             1,046              1.25%             -2.2%
12/31/2010                        1.55                77               120              1.25%             17.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.60                 0   $             0              1.00%             14.9%
12/31/2013                        2.26                 0                 0              1.00%             28.4%
12/31/2012                        1.76                 0                 0              1.00%             15.0%
12/31/2011                        1.53                 0                 0              1.00%             -2.0%
12/31/2010                        1.56                 0                 0              1.00%             18.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64                 0   $             0              0.75%             15.2%
12/31/2013                        2.29                 0                 0              0.75%             28.7%
12/31/2012                        1.78                 0                 0              0.75%             15.2%
12/31/2011                        1.54                 0                 0              0.75%             -1.7%
12/31/2010                        1.57                 0                 0              0.75%             18.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.68                 0   $             0              0.50%             15.5%
12/31/2013                        2.32                 0                 0              0.50%             29.1%
12/31/2012                        1.80                 0                 0              0.50%             15.5%
12/31/2011                        1.55                 0                 0              0.50%             -1.5%
12/31/2010                        1.58                 0                 0              0.50%             18.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72                 0   $             0              0.25%             15.7%
12/31/2013                        2.35                 0                 0              0.25%             29.4%
12/31/2012                        1.81                 0                 0              0.25%             15.8%
12/31/2011                        1.57                 0                 0              0.25%             -1.2%
12/31/2010                        1.59                 0                 0              0.25%             19.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76                92   $           255              0.00%             16.0%
12/31/2013                        2.38                78               184              0.00%             29.7%
12/31/2012                        1.83                41                75              0.00%             16.1%
12/31/2011                        1.58                36                57              0.00%             -1.0%
12/31/2010                        1.59                 6                10              0.00%             19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.4%
      2012          1.8%
      2011          1.9%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY MID CAP VALUE FUND INVESTOR CLASS - 025076654

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,054,473   $    12,812,146           849,303
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (83,433)
                                                       ---------------
Net assets                                             $    13,971,040
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,651,371         4,488,267   $          2.60
Band 100                                                            --                --              2.64
Band 75                                                             --                --              2.68
Band 50                                                             --                --              2.72
Band 25                                                             --                --              2.76
Band 0                                                       2,319,669           828,620              2.80
                                                       ---------------   ---------------
 Total                                                 $    13,971,040         5,316,887
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       130,930
Mortality & expense charges                                                                       (107,814)
                                                                                           ---------------
Net investment income (loss)                                                                        23,116
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           456,217
Realized gain distributions                                                                      1,246,094
Net change in unrealized appreciation (depreciation)                                               (55,012)
                                                                                           ---------------
Net gain (loss)                                                                                  1,647,299
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,670,415
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,116   $             50,891
Net realized gain (loss)                                                     456,217                119,809
Realized gain distributions                                                1,246,094                536,710
Net change in unrealized appreciation (depreciation)                         (55,012)             1,109,891
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,670,415              1,817,301
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,424,556              3,936,479
Cost of units redeemed                                                    (4,102,264)            (1,223,315)
Account charges                                                               (8,664)                (8,911)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,313,628              2,704,253
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,984,043              4,521,554
Net assets, beginning                                                      9,986,997              5,465,443
                                                                --------------------   --------------------
Net assets, ending                                              $         13,971,040   $          9,986,997
                                                                ====================   ====================

Units sold                                                                 2,679,534              1,905,978
Units redeemed                                                            (1,705,144)              (604,202)
                                                                --------------------   --------------------
Net increase (decrease)                                                      974,390              1,301,776
Units outstanding, beginning                                               4,342,497              3,040,721
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,316,887              4,342,497
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,208,405
Cost of units redeemed/account charges                                                           (8,264,956)
Net investment income (loss)                                                                        143,018
Net realized gain (loss)                                                                            650,136
Realized gain distributions                                                                       1,992,110
Net change in unrealized appreciation (depreciation)                                              1,242,327
                                                                                       --------------------
Net assets                                                                             $         13,971,040
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.60             4,488   $        11,651              1.25%             14.9%
12/31/2013                        2.26             3,152             7,123              1.25%             28.3%
12/31/2012                        1.76             1,828             3,220              1.25%             15.0%
12/31/2011                        1.53             1,064             1,630              1.25%             -2.0%
12/31/2010                        1.56               615               961              1.25%             18.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64                 0   $             0              1.00%             15.2%
12/31/2013                        2.29                 0                 0              1.00%             28.6%
12/31/2012                        1.78                 0                 0              1.00%             15.3%
12/31/2011                        1.54                 0                 0              1.00%             -1.7%
12/31/2010                        1.57                 0                 0              1.00%             18.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.68                 0   $             0              0.75%             15.5%
12/31/2013                        2.32                 0                 0              0.75%             29.0%
12/31/2012                        1.80                 0                 0              0.75%             15.6%
12/31/2011                        1.55                 0                 0              0.75%             -1.5%
12/31/2010                        1.58                 0                 0              0.75%             18.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72                 0   $             0              0.50%             15.8%
12/31/2013                        2.35                 0                 0              0.50%             29.3%
12/31/2012                        1.82                 0                 0              0.50%             15.9%
12/31/2011                        1.57                 0                 0              0.50%             -1.2%
12/31/2010                        1.59                 0                 0              0.50%             19.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76                 0   $             0              0.25%             16.0%
12/31/2013                        2.38                 0                 0              0.25%             29.6%
12/31/2012                        1.83                 0                 0              0.25%             16.1%
12/31/2011                        1.58                 0                 0              0.25%             -1.0%
12/31/2010                        1.59                 0                 0              0.25%             19.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.80               829   $         2,320              0.00%             16.3%
12/31/2013                        2.41             1,190             2,864              0.00%             29.9%
12/31/2012                        1.85             1,212             2,246              0.00%             16.4%
12/31/2011                        1.59                 0                 0              0.00%             -0.7%
12/31/2010                        1.60                 0                 0              0.00%             19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.4%
      2012          2.4%
      2011          1.5%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2015 PORTFOLIO INVESTOR CLASS - 02507F100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,186,212   $    19,306,258         1,488,988
                                                                         ===============   ===============
Receivables: investments sold                                   19,357
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,205,569
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,575,726        10,667,115   $          1.65
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.72
Band 25                                                             --                --              1.74
Band 0                                                       2,629,843         1,486,965              1.77
                                                       ---------------   ---------------
 Total                                                 $    20,205,569        12,154,080
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       417,921
Mortality & expense charges                                                                       (246,402)
                                                                                           ---------------
Net investment income (loss)                                                                       171,519
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           873,118
Realized gain distributions                                                                        434,877
Net change in unrealized appreciation (depreciation)                                              (349,538)
                                                                                           ---------------
Net gain (loss)                                                                                    958,457
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,129,976
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            171,519   $            236,116
Net realized gain (loss)                                                     873,118                325,736
Realized gain distributions                                                  434,877                260,569
Net change in unrealized appreciation (depreciation)                        (349,538)               730,800
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,129,976              1,553,221
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,143,383             10,126,485
Cost of units redeemed                                                   (11,236,884)            (2,865,003)
Account charges                                                              (18,062)               (15,398)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,111,563)             7,246,084
                                                                --------------------   --------------------
Net increase (decrease)                                                     (981,587)             8,799,305
Net assets, beginning                                                     21,187,156             12,387,851
                                                                --------------------   --------------------
Net assets, ending                                              $         20,205,569   $         21,187,156
                                                                ====================   ====================

Units sold                                                                 5,829,744              7,971,711
Units redeemed                                                            (7,078,578)            (3,208,595)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,248,834)             4,763,116
Units outstanding, beginning                                              13,402,914              8,639,798
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,154,080             13,402,914
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         37,536,464
Cost of units redeemed/account charges                                                          (21,168,979)
Net investment income (loss)                                                                        706,910
Net realized gain (loss)                                                                          1,460,204
Realized gain distributions                                                                         791,016
Net change in unrealized appreciation (depreciation)                                                879,954
                                                                                       --------------------
Net assets                                                                             $         20,205,569
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65            10,667   $        17,576              1.25%              5.0%
12/31/2013                        1.57            11,855            18,610              1.25%             10.1%
12/31/2012                        1.43             7,541            10,748              1.25%              9.2%
12/31/2011                        1.31             4,160             5,429              1.25%              1.9%
12/31/2010                        1.28             3,223             4,129              1.25%              9.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              1.00%              5.2%
12/31/2013                        1.59                 0                 0              1.00%             10.4%
12/31/2012                        1.44                 0                 0              1.00%              9.5%
12/31/2011                        1.31                 0                 0              1.00%              2.1%
12/31/2010                        1.29                 0                 0              1.00%              9.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%              5.5%
12/31/2013                        1.61                 0                 0              0.75%             10.7%
12/31/2012                        1.45                 0                 0              0.75%              9.8%
12/31/2011                        1.32                 0                 0              0.75%              2.4%
12/31/2010                        1.29                 0                 0              0.75%             10.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.50%              5.7%
12/31/2013                        1.63                 0                 0              0.50%             11.0%
12/31/2012                        1.47                 0                 0              0.50%             10.0%
12/31/2011                        1.33                 0                 0              0.50%              2.6%
12/31/2010                        1.30                 0                 0              0.50%             10.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%              6.0%
12/31/2013                        1.64                 0                 0              0.25%             11.3%
12/31/2012                        1.48                 0                 0              0.25%             10.3%
12/31/2011                        1.34                 0                 0              0.25%              2.9%
12/31/2010                        1.30                 0                 0              0.25%             10.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77             1,487   $         2,630              0.00%              6.3%
12/31/2013                        1.66             1,548             2,577              0.00%             11.5%
12/31/2012                        1.49             1,099             1,640              0.00%             10.6%
12/31/2011                        1.35               963             1,299              0.00%              3.2%
12/31/2010                        1.31               456               597              0.00%             10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          2.4%
      2012          2.5%
      2011          2.6%
      2010          4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2015 PORTFOLIO A CLASS - 02507F209

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,036,605   $    28,992,185         2,288,704
                                                                         ===============   ===============
Receivables: investments sold                                   21,119
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    31,057,724
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    27,128,424        16,695,442   $          1.62
Band 100                                                     3,241,811         1,967,041              1.65
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.72
Band 0                                                         687,489           394,166              1.74
                                                       ---------------   ---------------
 Total                                                 $    31,057,724        19,056,649
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       565,722
Mortality & expense charges                                                                       (348,236)
                                                                                           ---------------
Net investment income (loss)                                                                       217,486
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           600,376
Realized gain distributions                                                                        669,998
Net change in unrealized appreciation (depreciation)                                              (158,592)
                                                                                           ---------------
Net gain (loss)                                                                                  1,111,782
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,329,268
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            217,486   $            195,119
Net realized gain (loss)                                                     600,376                460,442
Realized gain distributions                                                  669,998                353,467
Net change in unrealized appreciation (depreciation)                        (158,592)             1,232,819
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,329,268              2,241,847
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,597,832             11,857,904
Cost of units redeemed                                                    (8,374,706)            (5,343,373)
Account charges                                                              (22,956)               (18,998)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,200,170              6,495,533
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,529,438              8,737,380
Net assets, beginning                                                     27,528,286             18,790,906
                                                                --------------------   --------------------
Net assets, ending                                              $         31,057,724   $         27,528,286
                                                                ====================   ====================

Units sold                                                                 8,029,428              8,754,671
Units redeemed                                                            (6,681,569)            (4,331,383)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,347,859              4,423,288
Units outstanding, beginning                                              17,708,790             13,285,502
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,056,649             17,708,790
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         48,578,277
Cost of units redeemed/account charges                                                          (22,789,603)
Net investment income (loss)                                                                        741,208
Net realized gain (loss)                                                                          1,316,414
Realized gain distributions                                                                       1,167,008
Net change in unrealized appreciation (depreciation)                                              2,044,420
                                                                                       --------------------
Net assets                                                                             $         31,057,724
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62            16,695   $        27,128              1.25%              4.7%
12/31/2013                        1.55            17,250            26,774              1.25%              9.9%
12/31/2012                        1.41            12,940            18,281              1.25%              8.9%
12/31/2011                        1.30             8,381            10,867              1.25%              1.6%
12/31/2010                        1.28             4,778             6,096              1.25%              9.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65             1,967   $         3,242              1.00%              5.0%
12/31/2013                        1.57                 0                 0              1.00%             10.1%
12/31/2012                        1.43                 0                 0              1.00%              9.2%
12/31/2011                        1.31                 0                 0              1.00%              1.9%
12/31/2010                        1.28                 0                 0              1.00%              9.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.75%              5.2%
12/31/2013                        1.59                 0                 0              0.75%             10.4%
12/31/2012                        1.44                 0                 0              0.75%              9.5%
12/31/2011                        1.31                 0                 0              0.75%              2.1%
12/31/2010                        1.29                 0                 0              0.75%              9.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.50%              5.5%
12/31/2013                        1.61                 0                 0              0.50%             10.7%
12/31/2012                        1.45                 0                 0              0.50%              9.8%
12/31/2011                        1.32                 0                 0              0.50%              2.4%
12/31/2010                        1.29                 0                 0              0.50%             10.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.25%              5.7%
12/31/2013                        1.63                 0                 0              0.25%             11.0%
12/31/2012                        1.47                 0                 0              0.25%             10.0%
12/31/2011                        1.33                 0                 0              0.25%              2.6%
12/31/2010                        1.30                 0                 0              0.25%             10.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74               394   $           687              0.00%              6.0%
12/31/2013                        1.65               458               754              0.00%             11.3%
12/31/2012                        1.48               345               510              0.00%             10.3%
12/31/2011                        1.34                95               128              0.00%              2.9%
12/31/2010                        1.30                99               129              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          2.1%
      2012          2.1%
      2011          2.6%
      2010          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO A CLASS - 02507F662

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    38,032,827   $    35,043,577         3,150,517
                                                                         ===============   ===============
Receivables: investments sold                                  151,450
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    38,184,277
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    32,160,050        19,134,561   $          1.68
Band 100                                                     3,208,196         1,881,940              1.70
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.78
Band 0                                                       2,816,031         1,560,915              1.80
                                                       ---------------   ---------------
 Total                                                 $    38,184,277        22,577,416
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       722,117
Mortality & expense charges                                                                       (418,508)
                                                                                           ---------------
Net investment income (loss)                                                                       303,609
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           811,354
Realized gain distributions                                                                        585,754
Net change in unrealized appreciation (depreciation)                                               161,670
                                                                                           ---------------
Net gain (loss)                                                                                  1,558,778
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,862,387
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            303,609   $            269,223
Net realized gain (loss)                                                     811,354                407,361
Realized gain distributions                                                  585,754                242,391
Net change in unrealized appreciation (depreciation)                         161,670              1,918,713
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,862,387              2,837,688
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,966,897             17,500,449
Cost of units redeemed                                                    (9,487,196)            (5,917,699)
Account charges                                                              (32,471)               (26,497)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,447,230             11,556,253
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,309,617             14,393,941
Net assets, beginning                                                     33,874,660             19,480,719
                                                                --------------------   --------------------
Net assets, ending                                              $         38,184,277   $         33,874,660
                                                                ====================   ====================

Units sold                                                                 9,121,828             12,420,827
Units redeemed                                                            (7,625,364)            (4,766,907)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,496,464              7,653,920
Units outstanding, beginning                                              21,080,952             13,427,032
                                                                --------------------   --------------------
Units outstanding, ending                                                 22,577,416             21,080,952
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         54,468,097
Cost of units redeemed/account charges                                                          (22,678,521)
Net investment income (loss)                                                                        885,504
Net realized gain (loss)                                                                          1,486,706
Realized gain distributions                                                                       1,033,241
Net change in unrealized appreciation (depreciation)                                              2,989,250
                                                                                       --------------------
Net assets                                                                             $         38,184,277
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68            19,135   $        32,160              1.25%              5.0%
12/31/2013                        1.60            19,623            31,401              1.25%             10.9%
12/31/2012                        1.44            11,819            17,052              1.25%              9.7%
12/31/2011                        1.32             6,921             9,102              1.25%              1.0%
12/31/2010                        1.30             3,625             4,721              1.25%             10.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70             1,882   $         3,208              1.00%              5.3%
12/31/2013                        1.62                 0                 0              1.00%             11.2%
12/31/2012                        1.46                 0                 0              1.00%             10.0%
12/31/2011                        1.32                 0                 0              1.00%              1.2%
12/31/2010                        1.31                 0                 0              1.00%             10.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.75%              5.6%
12/31/2013                        1.64                 0                 0              0.75%             11.5%
12/31/2012                        1.47                 0                 0              0.75%             10.3%
12/31/2011                        1.33                 0                 0              0.75%              1.5%
12/31/2010                        1.31                 0                 0              0.75%             10.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.50%              5.8%
12/31/2013                        1.66                 0                 0              0.50%             11.7%
12/31/2012                        1.48                 0                 0              0.50%             10.5%
12/31/2011                        1.34                 0                 0              0.50%              1.7%
12/31/2010                        1.32                 0                 0              0.50%             11.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.25%              6.1%
12/31/2013                        1.68                 0                 0              0.25%             12.0%
12/31/2012                        1.50                 0                 0              0.25%             10.8%
12/31/2011                        1.35                 0                 0              0.25%              2.0%
12/31/2010                        1.32                 0                 0              0.25%             11.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80             1,561   $         2,816              0.00%              6.4%
12/31/2013                        1.70             1,458             2,474              0.00%             12.3%
12/31/2012                        1.51             1,608             2,429              0.00%             11.1%
12/31/2011                        1.36               408               555              0.00%              2.2%
12/31/2010                        1.33               707               940              0.00%             11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          2.2%
      2012          2.1%
      2011          2.5%
      2010          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO INVESTOR CLASS - 02507F696

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    45,084,919   $    42,354,667         3,722,643
                                                                         ===============   ===============
Receivables: investments sold                                   70,740
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    45,155,659
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    37,019,569        21,709,581   $          1.71
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.80
Band 0                                                       8,136,090         4,445,030              1.83
                                                       ---------------   ---------------
 Total                                                 $    45,155,659        26,154,611
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       969,070
Mortality & expense charges                                                                       (456,869)
                                                                                           ---------------
Net investment income (loss)                                                                       512,201
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           759,537
Realized gain distributions                                                                        693,782
Net change in unrealized appreciation (depreciation)                                               355,756
                                                                                           ---------------
Net gain (loss)                                                                                  1,809,075
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,321,276
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            512,201   $            538,385
Net realized gain (loss)                                                     759,537                362,564
Realized gain distributions                                                  693,782                294,266
Net change in unrealized appreciation (depreciation)                         355,756              1,498,321
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,321,276              2,693,536
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,925,346             27,415,747
Cost of units redeemed                                                   (13,300,866)            (3,468,727)
Account charges                                                              (24,088)               (14,630)
                                                                --------------------   --------------------
Increase (decrease)                                                          600,392             23,932,390
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,921,668             26,625,926
Net assets, beginning                                                     42,233,991             15,608,065
                                                                --------------------   --------------------
Net assets, ending                                              $         45,155,659   $         42,233,991
                                                                ====================   ====================

Units sold                                                                 8,534,477             18,020,219
Units redeemed                                                            (8,205,063)            (2,857,961)
                                                                --------------------   --------------------
Net increase (decrease)                                                      329,414             15,162,258
Units outstanding, beginning                                              25,825,197             10,662,939
                                                                --------------------   --------------------
Units outstanding, ending                                                 26,154,611             25,825,197
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         61,423,443
Cost of units redeemed/account charges                                                          (22,812,836)
Net investment income (loss)                                                                      1,397,160
Net realized gain (loss)                                                                          1,261,184
Realized gain distributions                                                                       1,156,456
Net change in unrealized appreciation (depreciation)                                              2,730,252
                                                                                       --------------------
Net assets                                                                             $         45,155,659
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71            21,710   $        37,020              1.25%              5.3%
12/31/2013                        1.62            21,625            35,024              1.25%             11.2%
12/31/2012                        1.46             9,554            13,916              1.25%             10.1%
12/31/2011                        1.32             6,448             8,533              1.25%              1.2%
12/31/2010                        1.31             3,499             4,574              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.00%              5.6%
12/31/2013                        1.64                 0                 0              1.00%             11.5%
12/31/2012                        1.47                 0                 0              1.00%             10.4%
12/31/2011                        1.33                 0                 0              1.00%              1.5%
12/31/2010                        1.31                 0                 0              1.00%             10.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.75%              5.8%
12/31/2013                        1.66                 0                 0              0.75%             11.7%
12/31/2012                        1.48                 0                 0              0.75%             10.6%
12/31/2011                        1.34                 0                 0              0.75%              1.7%
12/31/2010                        1.32                 0                 0              0.75%             10.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.50%              6.1%
12/31/2013                        1.68                 0                 0              0.50%             12.0%
12/31/2012                        1.50                 0                 0              0.50%             10.9%
12/31/2011                        1.35                 0                 0              0.50%              2.0%
12/31/2010                        1.32                 0                 0              0.50%             11.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.25%              6.3%
12/31/2013                        1.70                 0                 0              0.25%             12.3%
12/31/2012                        1.51                 0                 0              0.25%             11.2%
12/31/2011                        1.36                 0                 0              0.25%              2.2%
12/31/2010                        1.33                 0                 0              0.25%             11.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83             4,445   $         8,136              0.00%              6.6%
12/31/2013                        1.72             4,200             7,210              0.00%             12.6%
12/31/2012                        1.52             1,109             1,692              0.00%             11.5%
12/31/2011                        1.37               837             1,145              0.00%              2.5%
12/31/2010                        1.33               415               553              0.00%             11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.8%
      2012          2.2%
      2011          2.9%
      2010          3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO INVESTOR CLASS - 02507F506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,532,204   $    27,347,587         2,044,688
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (150,026)
                                                       ---------------
Net assets                                             $    29,382,178
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    25,749,745        14,593,911   $          1.76
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.82
Band 50                                                             --                --              1.84
Band 25                                                             --                --              1.87
Band 0                                                       3,632,433         1,917,941              1.89
                                                       ---------------   ---------------
 Total                                                 $    29,382,178        16,511,852
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       640,098
Mortality & expense charges                                                                       (316,341)
                                                                                           ---------------
Net investment income (loss)                                                                       323,757
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           849,783
Realized gain distributions                                                                        572,367
Net change in unrealized appreciation (depreciation)                                              (161,532)
                                                                                           ---------------
Net gain (loss)                                                                                  1,260,618
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,584,375
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            323,757   $            299,697
Net realized gain (loss)                                                     849,783                221,654
Realized gain distributions                                                  572,367                228,512
Net change in unrealized appreciation (depreciation)                        (161,532)             1,414,012
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,584,375              2,163,875
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,343,742             11,061,691
Cost of units redeemed                                                    (9,303,981)            (2,115,489)
Account charges                                                              (29,309)               (19,656)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,010,452              8,926,546
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,594,827             11,090,421
Net assets, beginning                                                     24,787,351             13,696,930
                                                                --------------------   --------------------
Net assets, ending                                              $         29,382,178   $         24,787,351
                                                                ====================   ====================

Units sold                                                                 7,400,712              7,148,810
Units redeemed                                                            (5,617,531)            (1,586,460)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,783,181              5,562,350
Units outstanding, beginning                                              14,728,671              9,166,321
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,511,852             14,728,671
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         40,096,239
Cost of units redeemed/account charges                                                          (15,962,195)
Net investment income (loss)                                                                        938,581
Net realized gain (loss)                                                                          1,234,862
Realized gain distributions                                                                         890,074
Net change in unrealized appreciation (depreciation)                                              2,184,617
                                                                                       --------------------
Net assets                                                                             $         29,382,178
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76            14,594   $        25,750              1.25%              5.5%
12/31/2013                        1.67            13,096            21,895              1.25%             12.6%
12/31/2012                        1.48             7,868            11,680              1.25%             10.7%
12/31/2011                        1.34             5,099             6,835              1.25%              0.5%
12/31/2010                        1.33             3,517             4,691              1.25%             11.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              1.00%              5.8%
12/31/2013                        1.69                 0                 0              1.00%             12.9%
12/31/2012                        1.50                 0                 0              1.00%             11.0%
12/31/2011                        1.35                 0                 0              1.00%              0.8%
12/31/2010                        1.34                 0                 0              1.00%             11.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.75%              6.1%
12/31/2013                        1.71                 0                 0              0.75%             13.2%
12/31/2012                        1.51                 0                 0              0.75%             11.3%
12/31/2011                        1.36                 0                 0              0.75%              1.0%
12/31/2010                        1.34                 0                 0              0.75%             11.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.50%              6.3%
12/31/2013                        1.73                 0                 0              0.50%             13.5%
12/31/2012                        1.53                 0                 0              0.50%             11.6%
12/31/2011                        1.37                 0                 0              0.50%              1.3%
12/31/2010                        1.35                 0                 0              0.50%             12.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.25%              6.6%
12/31/2013                        1.75                 0                 0              0.25%             13.8%
12/31/2012                        1.54                 0                 0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%              1.5%
12/31/2010                        1.36                 0                 0              0.25%             12.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89             1,918   $         3,632              0.00%              6.9%
12/31/2013                        1.77             1,632             2,893              0.00%             14.0%
12/31/2012                        1.55             1,298             2,017              0.00%             12.1%
12/31/2011                        1.39               892             1,236              0.00%              1.8%
12/31/2010                        1.36               534               727              0.00%             12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          2.6%
      2012          2.3%
      2011          2.6%
      2010          3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO A CLASS - 02507F605

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    38,298,730   $    34,761,275         2,667,335
                                                                         ===============   ===============
Receivables: investments sold                                   30,887
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    38,329,617
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    33,884,750        19,473,345   $          1.74
Band 100                                                     2,739,644         1,552,305              1.76
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.84
Band 0                                                       1,705,223           912,981              1.87
                                                       ---------------   ---------------
 Total                                                 $    38,329,617        21,938,631
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       736,153
Mortality & expense charges                                                                       (408,453)
                                                                                           ---------------
Net investment income (loss)                                                                       327,700
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           632,637
Realized gain distributions                                                                        744,865
Net change in unrealized appreciation (depreciation)                                               134,871
                                                                                           ---------------
Net gain (loss)                                                                                  1,512,373
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,840,073
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            327,700   $            269,967
Net realized gain (loss)                                                     632,637                396,924
Realized gain distributions                                                  744,865                306,557
Net change in unrealized appreciation (depreciation)                         134,871              2,116,000
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,840,073              3,089,448
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,408,608             12,814,964
Cost of units redeemed                                                    (7,841,341)            (4,276,343)
Account charges                                                              (32,927)               (22,905)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,534,340              8,515,716
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,374,413             11,605,164
Net assets, beginning                                                     31,955,204             20,350,040
                                                                --------------------   --------------------
Net assets, ending                                              $         38,329,617   $         31,955,204
                                                                ====================   ====================

Units sold                                                                 8,524,380              8,650,383
Units redeemed                                                            (5,868,233)            (3,161,446)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,656,147              5,488,937
Units outstanding, beginning                                              19,282,484             13,793,547
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,938,631             19,282,484
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         49,624,439
Cost of units redeemed/account charges                                                          (18,070,889)
Net investment income (loss)                                                                        910,361
Net realized gain (loss)                                                                          1,145,222
Realized gain distributions                                                                       1,183,029
Net change in unrealized appreciation (depreciation)                                              3,537,455
                                                                                       --------------------
Net assets                                                                             $         38,329,617
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74            19,473   $        33,885              1.25%              5.3%
12/31/2013                        1.65            18,438            30,475              1.25%             12.3%
12/31/2012                        1.47            12,982            19,100              1.25%             10.5%
12/31/2011                        1.33             7,832            10,431              1.25%              0.3%
12/31/2010                        1.33             3,898             5,178              1.25%             10.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76             1,552   $         2,740              1.00%              5.5%
12/31/2013                        1.67                 0                 0              1.00%             12.6%
12/31/2012                        1.48                 0                 0              1.00%             10.7%
12/31/2011                        1.34                 0                 0              1.00%              0.5%
12/31/2010                        1.33                 0                 0              1.00%             11.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.75%              5.8%
12/31/2013                        1.69                 0                 0              0.75%             12.9%
12/31/2012                        1.50                 0                 0              0.75%             11.0%
12/31/2011                        1.35                 0                 0              0.75%              0.8%
12/31/2010                        1.34                 0                 0              0.75%             11.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.50%              6.1%
12/31/2013                        1.71                 0                 0              0.50%             13.2%
12/31/2012                        1.51                 0                 0              0.50%             11.3%
12/31/2011                        1.36                 0                 0              0.50%              1.0%
12/31/2010                        1.35                 0                 0              0.50%             11.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.25%              6.3%
12/31/2013                        1.73                 0                 0              0.25%             13.5%
12/31/2012                        1.53                 0                 0              0.25%             11.6%
12/31/2011                        1.37                 0                 0              0.25%              1.3%
12/31/2010                        1.35                 0                 0              0.25%             12.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87               913   $         1,705              0.00%              6.6%
12/31/2013                        1.75               845             1,480              0.00%             13.8%
12/31/2012                        1.54               812             1,250              0.00%             11.9%
12/31/2011                        1.38               476               655              0.00%              1.5%
12/31/2010                        1.36               416               564              0.00%             12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          2.2%
      2012          2.0%
      2011          2.5%
      2010          2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO A CLASS - 02507F621

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,130,159   $    32,717,486         2,940,569
                                                                         ===============   ===============
Receivables: investments sold                                   38,847
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    36,169,006
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    31,464,926        17,417,685   $          1.81
Band 100                                                     2,691,261         1,468,834              1.83
Band 75                                                             --                --              1.86
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.91
Band 0                                                       2,012,819         1,038,047              1.94
                                                       ---------------   ---------------
 Total                                                 $    36,169,006        19,924,566
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       675,916
Mortality & expense charges                                                                       (375,957)
                                                                                           ---------------
Net investment income (loss)                                                                       299,959
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           706,204
Realized gain distributions                                                                        719,924
Net change in unrealized appreciation (depreciation)                                                68,837
                                                                                           ---------------
Net gain (loss)                                                                                  1,494,965
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,794,924
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            299,959   $            250,535
Net realized gain (loss)                                                     706,204                221,931
Realized gain distributions                                                  719,924                213,328
Net change in unrealized appreciation (depreciation)                          68,837              2,271,788
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,794,924              2,957,582
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,404,666             12,725,728
Cost of units redeemed                                                    (7,275,942)            (3,842,699)
Account charges                                                              (37,162)               (26,540)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,091,562              8,856,489
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,886,486             11,814,071
Net assets, beginning                                                     28,282,520             16,468,449
                                                                --------------------   --------------------
Net assets, ending                                              $         36,169,006   $         28,282,520
                                                                ====================   ====================

Units sold                                                                 8,595,910              8,725,272
Units redeemed                                                            (5,148,286)            (3,192,327)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,447,624              5,532,945
Units outstanding, beginning                                              16,476,942             10,943,997
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,924,566             16,476,942
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         45,983,523
Cost of units redeemed/account charges                                                          (16,110,294)
Net investment income (loss)                                                                        732,664
Net realized gain (loss)                                                                          1,056,938
Realized gain distributions                                                                       1,093,502
Net change in unrealized appreciation (depreciation)                                              3,412,673
                                                                                       --------------------
Net assets                                                                             $         36,169,006
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81            17,418   $        31,465              1.25%              5.6%
12/31/2013                        1.71            15,465            26,447              1.25%             14.1%
12/31/2012                        1.50             9,921            14,864              1.25%             11.1%
12/31/2011                        1.35             6,029             8,130              1.25%             -0.5%
12/31/2010                        1.35             3,505             4,748              1.25%             11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83             1,469   $         2,691              1.00%              5.9%
12/31/2013                        1.73                 0                 0              1.00%             14.4%
12/31/2012                        1.51                 0                 0              1.00%             11.4%
12/31/2011                        1.36                 0                 0              1.00%             -0.2%
12/31/2010                        1.36                 0                 0              1.00%             12.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.75%              6.2%
12/31/2013                        1.75                 0                 0              0.75%             14.7%
12/31/2012                        1.53                 0                 0              0.75%             11.7%
12/31/2011                        1.37                 0                 0              0.75%              0.0%
12/31/2010                        1.37                 0                 0              0.75%             12.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.50%              6.4%
12/31/2013                        1.77                 0                 0              0.50%             15.0%
12/31/2012                        1.54                 0                 0              0.50%             12.0%
12/31/2011                        1.38                 0                 0              0.50%              0.3%
12/31/2010                        1.37                 0                 0              0.50%             12.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.25%              6.7%
12/31/2013                        1.79                 0                 0              0.25%             15.3%
12/31/2012                        1.55                 0                 0              0.25%             12.2%
12/31/2011                        1.38                 0                 0              0.25%              0.5%
12/31/2010                        1.38                 0                 0              0.25%             12.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94             1,038   $         2,013              0.00%              7.0%
12/31/2013                        1.81             1,012             1,835              0.00%             15.6%
12/31/2012                        1.57             1,023             1,604              0.00%             12.5%
12/31/2011                        1.39               110               153              0.00%              0.8%
12/31/2010                        1.38               119               164              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          2.3%
      2012          1.9%
      2011          2.1%
      2010          2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS - 02507F654

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,993,389   $    28,676,887         2,504,371
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (164,579)
                                                       ---------------
Net assets                                             $    30,828,810
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    24,663,877        13,458,488   $          1.83
Band 100                                                            --                --              1.86
Band 75                                                             --                --              1.89
Band 50                                                             --                --              1.91
Band 25                                                             --                --              1.94
Band 0                                                       6,164,933         3,134,088              1.97
                                                       ---------------   ---------------
 Total                                                 $    30,828,810        16,592,576
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       656,816
Mortality & expense charges                                                                       (305,326)
                                                                                           ---------------
Net investment income (loss)                                                                       351,490
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           685,097
Realized gain distributions                                                                        616,248
Net change in unrealized appreciation (depreciation)                                               118,834
                                                                                           ---------------
Net gain (loss)                                                                                  1,420,179
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,771,669
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            351,490   $            393,904
Net realized gain (loss)                                                     685,097                240,147
Realized gain distributions                                                  616,248                213,781
Net change in unrealized appreciation (depreciation)                         118,834              1,528,435
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,771,669              2,376,267
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,592,182             16,481,994
Cost of units redeemed                                                    (9,360,818)            (1,719,364)
Account charges                                                              (17,720)               (13,050)
                                                                --------------------   --------------------
Increase (decrease)                                                          213,644             14,749,580
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,985,313             17,125,847
Net assets, beginning                                                     28,843,497             11,717,650
                                                                --------------------   --------------------
Net assets, ending                                              $         30,828,810   $         28,843,497
                                                                ====================   ====================

Units sold                                                                 5,459,896             10,412,160
Units redeemed                                                            (5,360,219)            (1,625,904)
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,677              8,786,256
Units outstanding, beginning                                              16,492,899              7,706,643
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,592,576             16,492,899
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         43,430,501
Cost of units redeemed/account charges                                                          (17,918,624)
Net investment income (loss)                                                                        957,519
Net realized gain (loss)                                                                          1,097,017
Realized gain distributions                                                                         945,895
Net change in unrealized appreciation (depreciation)                                              2,316,502
                                                                                       --------------------
Net assets                                                                             $         30,828,810
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83            13,458   $        24,664              1.25%              5.9%
12/31/2013                        1.73            13,611            23,556              1.25%             14.4%
12/31/2012                        1.51             6,850            10,361              1.25%             11.4%
12/31/2011                        1.36             4,395             5,968              1.25%             -0.2%
12/31/2010                        1.36             2,261             3,077              1.25%             12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              1.00%              6.2%
12/31/2013                        1.75                 0                 0              1.00%             14.7%
12/31/2012                        1.53                 0                 0              1.00%             11.7%
12/31/2011                        1.37                 0                 0              1.00%              0.0%
12/31/2010                        1.37                 0                 0              1.00%             12.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.75%              6.4%
12/31/2013                        1.77                 0                 0              0.75%             15.0%
12/31/2012                        1.54                 0                 0              0.75%             11.9%
12/31/2011                        1.38                 0                 0              0.75%              0.3%
12/31/2010                        1.37                 0                 0              0.75%             12.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.50%              6.7%
12/31/2013                        1.79                 0                 0              0.50%             15.3%
12/31/2012                        1.55                 0                 0              0.50%             12.2%
12/31/2011                        1.39                 0                 0              0.50%              0.5%
12/31/2010                        1.38                 0                 0              0.50%             12.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.25%              7.0%
12/31/2013                        1.81                 0                 0              0.25%             15.6%
12/31/2012                        1.57                 0                 0              0.25%             12.5%
12/31/2011                        1.39                 0                 0              0.25%              0.8%
12/31/2010                        1.38                 0                 0              0.25%             13.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97             3,134   $         6,165              0.00%              7.2%
12/31/2013                        1.83             2,882             5,288              0.00%             15.9%
12/31/2012                        1.58               857             1,356              0.00%             12.8%
12/31/2011                        1.40               642               902              0.00%              1.0%
12/31/2010                        1.39               391               543              0.00%             13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.9%
      2012          2.1%
      2011          2.6%
      2010          3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO A CLASS - 02507F878

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,488,152   $    26,248,139         1,913,771
                                                                         ===============   ===============
Receivables: investments sold                                   41,337
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    29,529,489
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    27,390,427        14,514,076   $          1.89
Band 100                                                     1,406,782           734,974              1.91
Band 75                                                             --                --              1.94
Band 50                                                          5,104             2,592              1.97
Band 25                                                             --                --              2.00
Band 0                                                         727,176           358,981              2.03
                                                       ---------------   ---------------
 Total                                                 $    29,529,489        15,610,623
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       556,011
Mortality & expense charges                                                                       (325,995)
                                                                                           ---------------
Net investment income (loss)                                                                       230,016
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           598,552
Realized gain distributions                                                                        703,841
Net change in unrealized appreciation (depreciation)                                                89,201
                                                                                           ---------------
Net gain (loss)                                                                                  1,391,594
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,621,610
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            230,016   $            239,402
Net realized gain (loss)                                                     598,552                298,677
Realized gain distributions                                                  703,841                239,517
Net change in unrealized appreciation (depreciation)                          89,201              2,135,372
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,621,610              2,912,968
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,717,864             12,452,499
Cost of units redeemed                                                    (6,628,815)            (3,627,973)
Account charges                                                              (32,241)               (24,774)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,056,808              8,799,752
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,678,418             11,712,720
Net assets, beginning                                                     24,851,071             13,138,351
                                                                --------------------   --------------------
Net assets, ending                                              $         29,529,489   $         24,851,071
                                                                ====================   ====================

Units sold                                                                 5,996,340              8,395,794
Units redeemed                                                            (4,326,232)            (3,013,011)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,670,108              5,382,783
Units outstanding, beginning                                              13,940,515              8,557,732
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,610,623             13,940,515
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         38,206,527
Cost of units redeemed/account charges                                                          (14,639,433)
Net investment income (loss)                                                                        611,611
Net realized gain (loss)                                                                          1,061,515
Realized gain distributions                                                                       1,049,256
Net change in unrealized appreciation (depreciation)                                              3,240,013
                                                                                       --------------------
Net assets                                                                             $         29,529,489
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89            14,514   $        27,390              1.25%              6.0%
12/31/2013                        1.78            13,575            24,161              1.25%             16.2%
12/31/2012                        1.53             8,184            12,540              1.25%             11.9%
12/31/2011                        1.37             5,889             8,061              1.25%             -1.1%
12/31/2010                        1.38             3,149             4,360              1.25%             12.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91               735   $         1,407              1.00%              6.3%
12/31/2013                        1.80                 2                 4              1.00%             16.5%
12/31/2012                        1.55                 0                 0              1.00%             12.2%
12/31/2011                        1.38                 0                 0              1.00%             -0.9%
12/31/2010                        1.39                 0                 0              1.00%             12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%              6.6%
12/31/2013                        1.82                 0                 0              0.75%             16.8%
12/31/2012                        1.56                 0                 0              0.75%             12.5%
12/31/2011                        1.39                 0                 0              0.75%             -0.6%
12/31/2010                        1.40                 0                 0              0.75%             13.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 3   $             5              0.50%              6.8%
12/31/2013                        1.84                 4                 7              0.50%             17.0%
12/31/2012                        1.57                 4                 6              0.50%             12.8%
12/31/2011                        1.40                 3                 5              0.50%             -0.4%
12/31/2010                        1.40                 1                 1              0.50%             13.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.25%              7.1%
12/31/2013                        1.86                 0                 0              0.25%             17.3%
12/31/2012                        1.59                 0                 0              0.25%             13.1%
12/31/2011                        1.41                 0                 0              0.25%             -0.1%
12/31/2010                        1.41                 0                 0              0.25%             13.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03               359   $           727              0.00%              7.4%
12/31/2013                        1.89               360               679              0.00%             17.6%
12/31/2012                        1.60               370               593              0.00%             13.3%
12/31/2011                        1.42               176               249              0.00%              0.1%
12/31/2010                        1.41               132               186              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          2.5%
      2012          1.7%
      2011          2.1%
      2010          2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS - 02507F886

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,386,543   $    23,231,283         1,654,808
                                                                         ===============   ===============
Receivables: investments sold                                  130,607
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    25,517,150
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,641,480        11,304,145   $          1.91
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.03
Band 0                                                       3,875,670         1,886,002              2.05
                                                       ---------------   ---------------
 Total                                                 $    25,517,150        13,190,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       541,774
Mortality & expense charges                                                                       (256,640)
                                                                                           ---------------
Net investment income (loss)                                                                       285,134
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           595,435
Realized gain distributions                                                                        604,818
Net change in unrealized appreciation (depreciation)                                                 3,392
                                                                                           ---------------
Net gain (loss)                                                                                  1,203,645
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,488,779
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            285,134   $            284,309
Net realized gain (loss)                                                     595,435                186,710
Realized gain distributions                                                  604,818                195,029
Net change in unrealized appreciation (depreciation)                           3,392              1,498,610
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,488,779              2,164,658
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,846,290             10,175,116
Cost of units redeemed                                                    (6,561,944)            (2,298,671)
Account charges                                                              (21,356)               (14,691)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,262,990              7,861,754
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,751,769             10,026,412
Net assets, beginning                                                     20,765,381             10,738,969
                                                                --------------------   --------------------
Net assets, ending                                              $         25,517,150   $         20,765,381
                                                                ====================   ====================

Units sold                                                                 5,339,094              6,166,325
Units redeemed                                                            (3,589,998)            (1,625,690)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,749,096              4,540,635
Units outstanding, beginning                                              11,441,051              6,900,416
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,190,147             11,441,051
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         35,361,954
Cost of units redeemed/account charges                                                          (14,610,848)
Net investment income (loss)                                                                        757,914
Net realized gain (loss)                                                                            966,350
Realized gain distributions                                                                         886,520
Net change in unrealized appreciation (depreciation)                                              2,155,260
                                                                                       --------------------
Net assets                                                                             $         25,517,150
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91            11,304   $        21,641              1.25%              6.2%
12/31/2013                        1.80            10,097            18,198              1.25%             16.5%
12/31/2012                        1.55             6,071             9,396              1.25%             12.2%
12/31/2011                        1.38             3,738             5,156              1.25%             -0.9%
12/31/2010                        1.39             1,714             2,384              1.25%             12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%              6.5%
12/31/2013                        1.82                 0                 0              1.00%             16.8%
12/31/2012                        1.56                 0                 0              1.00%             12.5%
12/31/2011                        1.39                 0                 0              1.00%             -0.6%
12/31/2010                        1.40                 0                 0              1.00%             13.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%              6.8%
12/31/2013                        1.84                 0                 0              0.75%             17.0%
12/31/2012                        1.58                 0                 0              0.75%             12.8%
12/31/2011                        1.40                 0                 0              0.75%             -0.4%
12/31/2010                        1.40                 0                 0              0.75%             13.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.50%              7.0%
12/31/2013                        1.87                 0                 0              0.50%             17.3%
12/31/2012                        1.59                 0                 0              0.50%             13.1%
12/31/2011                        1.41                 0                 0              0.50%             -0.1%
12/31/2010                        1.41                 0                 0              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 0   $             0              0.25%              7.3%
12/31/2013                        1.89                 0                 0              0.25%             17.6%
12/31/2012                        1.61                 0                 0              0.25%             13.3%
12/31/2011                        1.42                 0                 0              0.25%              0.1%
12/31/2010                        1.41                 0                 0              0.25%             14.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05             1,886   $         3,876              0.00%              7.6%
12/31/2013                        1.91             1,344             2,568              0.00%             17.9%
12/31/2012                        1.62               829             1,343              0.00%             13.6%
12/31/2011                        1.43               570               813              0.00%              0.4%
12/31/2010                        1.42               315               447              0.00%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          2.8%
      2012          2.1%
      2011          2.7%
      2010          3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO A CLASS - 02507F571

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,081,353   $    27,351,010         2,434,093
                                                                         ===============   ===============
Receivables: investments sold                                    2,026
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    31,083,379
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    27,031,895        13,753,750   $          1.97
Band 100                                                     1,754,054           879,925              1.99
Band 75                                                             --                --              2.02
Band 50                                                             --                --              2.05
Band 25                                                             --                --              2.08
Band 0                                                       2,297,430         1,089,013              2.11
                                                       ---------------   ---------------
 Total                                                 $    31,083,379        15,722,688
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       588,834
Mortality & expense charges                                                                       (309,543)
                                                                                           ---------------
Net investment income (loss)                                                                       279,291
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           474,123
Realized gain distributions                                                                        699,182
Net change in unrealized appreciation (depreciation)                                               314,247
                                                                                           ---------------
Net gain (loss)                                                                                  1,487,552
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,766,843
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            279,291   $            244,512
Net realized gain (loss)                                                     474,123                175,465
Realized gain distributions                                                  699,182                180,840
Net change in unrealized appreciation (depreciation)                         314,247              2,481,885
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,766,843              3,082,702
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,416,210             10,306,953
Cost of units redeemed                                                    (4,661,494)            (3,035,997)
Account charges                                                              (36,741)               (27,969)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,717,975              7,242,987
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,484,818             10,325,689
Net assets, beginning                                                     23,598,561             13,272,872
                                                                --------------------   --------------------
Net assets, ending                                              $         31,083,379   $         23,598,561
                                                                ====================   ====================

Units sold                                                                 6,176,077              7,342,583
Units redeemed                                                            (3,162,063)            (3,052,046)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,014,014              4,290,537
Units outstanding, beginning                                              12,708,674              8,418,137
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,722,688             12,708,674
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         36,349,624
Cost of units redeemed/account charges                                                          (11,356,534)
Net investment income (loss)                                                                        633,379
Net realized gain (loss)                                                                            728,193
Realized gain distributions                                                                         998,374
Net change in unrealized appreciation (depreciation)                                              3,730,343
                                                                                       --------------------
Net assets                                                                             $         31,083,379
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97            13,754   $        27,032              1.25%              6.4%
12/31/2013                        1.85            11,560            21,351              1.25%             17.9%
12/31/2012                        1.57             7,233            11,330              1.25%             12.8%
12/31/2011                        1.39             4,146             5,758              1.25%             -1.8%
12/31/2010                        1.41             2,353             3,325              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99               880   $         1,754              1.00%              6.7%
12/31/2013                        1.87                 4                 7              1.00%             18.2%
12/31/2012                        1.58                 1                 2              1.00%             13.1%
12/31/2011                        1.40                 0                 0              1.00%             -1.5%
12/31/2010                        1.42                 0                 0              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.75%              7.0%
12/31/2013                        1.89                 0                 0              0.75%             18.5%
12/31/2012                        1.60                 0                 0              0.75%             13.4%
12/31/2011                        1.41                 0                 0              0.75%             -1.3%
12/31/2010                        1.43                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.50%              7.2%
12/31/2013                        1.91                 0                 0              0.50%             18.8%
12/31/2012                        1.61                 0                 0              0.50%             13.6%
12/31/2011                        1.42                 0                 0              0.50%             -1.0%
12/31/2010                        1.43                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              0.25%              7.5%
12/31/2013                        1.94                 0                 0              0.25%             19.1%
12/31/2012                        1.62                 0                 0              0.25%             13.9%
12/31/2011                        1.43                 0                 0              0.25%             -0.8%
12/31/2010                        1.44                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11             1,089   $         2,297              0.00%              7.8%
12/31/2013                        1.96             1,145             2,241              0.00%             19.4%
12/31/2012                        1.64             1,184             1,941              0.00%             14.2%
12/31/2011                        1.44               154               221              0.00%             -0.5%
12/31/2010                        1.44               281               406              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.5%
      2012          1.7%
      2011          1.8%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS - 02507F613

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    28,660,108   $    25,829,639         2,245,300
                                                                         ===============   ===============
Receivables: investments sold                                   12,380
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    28,672,488
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,808,357        11,448,404   $          1.99
Band 100                                                            --                --              2.02
Band 75                                                             --                --              2.05
Band 50                                                             --                --              2.08
Band 25                                                             --                --              2.11
Band 0                                                       5,864,131         2,742,179              2.14
                                                       ---------------   ---------------
 Total                                                 $    28,672,488        14,190,583
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       613,472
Mortality & expense charges                                                                       (262,191)
                                                                                           ---------------
Net investment income (loss)                                                                       351,281
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           513,193
Realized gain distributions                                                                        642,634
Net change in unrealized appreciation (depreciation)                                               231,639
                                                                                           ---------------
Net gain (loss)                                                                                  1,387,466
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,738,747
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            351,281   $            380,676
Net realized gain (loss)                                                     513,193                215,737
Realized gain distributions                                                  642,634                194,144
Net change in unrealized appreciation (depreciation)                         231,639              1,843,027
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,738,747              2,633,584
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,958,746             13,549,748
Cost of units redeemed                                                    (6,357,750)            (1,294,493)
Account charges                                                              (23,346)               (13,201)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,577,650             12,242,054
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,316,397             14,875,638
Net assets, beginning                                                     25,356,091             10,480,453
                                                                --------------------   --------------------
Net assets, ending                                              $         28,672,488   $         25,356,091
                                                                ====================   ====================

Units sold                                                                 4,174,251              7,864,876
Units redeemed                                                            (3,414,661)            (1,035,469)
                                                                --------------------   --------------------
Net increase (decrease)                                                      759,590              6,829,407
Units outstanding, beginning                                              13,430,993              6,601,586
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,190,583             13,430,993
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         34,567,164
Cost of units redeemed/account charges                                                          (11,334,805)
Net investment income (loss)                                                                        880,136
Net realized gain (loss)                                                                            796,937
Realized gain distributions                                                                         932,587
Net change in unrealized appreciation (depreciation)                                              2,830,469
                                                                                       --------------------
Net assets                                                                             $         28,672,488
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99            11,448   $        22,808              1.25%              6.7%
12/31/2013                        1.87            10,983            20,510              1.25%             18.2%
12/31/2012                        1.58             5,914             9,344              1.25%             13.1%
12/31/2011                        1.40             3,619             5,056              1.25%             -1.5%
12/31/2010                        1.42             1,560             2,212              1.25%             13.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              1.00%              7.0%
12/31/2013                        1.89                 0                 0              1.00%             18.5%
12/31/2012                        1.59                 0                 0              1.00%             13.4%
12/31/2011                        1.41                 0                 0              1.00%             -1.3%
12/31/2010                        1.42                 0                 0              1.00%             13.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.75%              7.2%
12/31/2013                        1.91                 0                 0              0.75%             18.8%
12/31/2012                        1.61                 0                 0              0.75%             13.6%
12/31/2011                        1.42                 0                 0              0.75%             -1.0%
12/31/2010                        1.43                 0                 0              0.75%             14.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              0.50%              7.5%
12/31/2013                        1.93                 0                 0              0.50%             19.1%
12/31/2012                        1.62                 0                 0              0.50%             13.9%
12/31/2011                        1.43                 0                 0              0.50%             -0.8%
12/31/2010                        1.44                 0                 0              0.50%             14.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              0.25%              7.8%
12/31/2013                        1.96                 0                 0              0.25%             19.4%
12/31/2012                        1.64                 0                 0              0.25%             14.2%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%
12/31/2010                        1.44                 0                 0              0.25%             14.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14             2,742   $         5,864              0.00%              8.0%
12/31/2013                        1.98             2,448             4,846              0.00%             19.7%
12/31/2012                        1.65               687             1,137              0.00%             14.5%
12/31/2011                        1.44               489               706              0.00%             -0.3%
12/31/2010                        1.45               273               395              0.00%             15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          3.1%
      2012          1.9%
      2011          2.4%
      2010          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO A CLASS - 02507F837

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,344,616   $    16,258,821         1,143,883
                                                                         ===============   ===============
Receivables: investments sold                                   37,588
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    18,382,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,539,622         8,225,913   $          2.01
Band 100                                                     1,038,908           509,425              2.04
Band 75                                                             --                --              2.07
Band 50                                                             --                --              2.10
Band 25                                                             --                --              2.13
Band 0                                                         803,674           372,373              2.16
                                                       ---------------   ---------------
 Total                                                 $    18,382,204         9,107,711
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       359,460
Mortality & expense charges                                                                       (190,350)
                                                                                           ---------------
Net investment income (loss)                                                                       169,110
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           372,628
Realized gain distributions                                                                        467,733
Net change in unrealized appreciation (depreciation)                                                93,588
                                                                                           ---------------
Net gain (loss)                                                                                    933,949
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,103,059
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            169,110   $            158,511
Net realized gain (loss)                                                     372,628                135,714
Realized gain distributions                                                  467,733                136,771
Net change in unrealized appreciation (depreciation)                          93,588              1,440,558
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,103,059              1,871,554
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,724,659              7,285,890
Cost of units redeemed                                                    (4,593,705)            (1,925,315)
Account charges                                                              (30,567)               (22,445)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,100,387              5,338,130
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,203,446              7,209,684
Net assets, beginning                                                     14,178,758              6,969,074
                                                                --------------------   --------------------
Net assets, ending                                              $         18,382,204   $         14,178,758
                                                                ====================   ====================

Units sold                                                                 4,328,809              5,213,250
Units redeemed                                                            (2,732,776)            (2,098,990)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,596,033              3,114,260
Units outstanding, beginning                                               7,511,678              4,397,418
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,107,711              7,511,678
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         23,171,245
Cost of units redeemed/account charges                                                           (8,469,170)
Net investment income (loss)                                                                        390,388
Net realized gain (loss)                                                                            549,534
Realized gain distributions                                                                         654,412
Net change in unrealized appreciation (depreciation)                                              2,085,795
                                                                                       --------------------
Net assets                                                                             $         18,382,204
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01             8,226   $        16,540              1.25%              6.9%
12/31/2013                        1.88             7,114            13,388              1.25%             19.2%
12/31/2012                        1.58             4,030             6,363              1.25%             13.3%
12/31/2011                        1.39             2,486             3,465              1.25%             -2.2%
12/31/2010                        1.42             1,165             1,659              1.25%             13.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04               509   $         1,039              1.00%              7.1%
12/31/2013                        1.90                15                28              1.00%             19.5%
12/31/2012                        1.59                 3                 4              1.00%             13.6%
12/31/2011                        1.40                 0                 0              1.00%             -1.9%
12/31/2010                        1.43                 0                 0              1.00%             14.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                 0   $             0              0.75%              7.4%
12/31/2013                        1.93                 0                 0              0.75%             19.8%
12/31/2012                        1.61                 0                 0              0.75%             13.9%
12/31/2011                        1.41                 0                 0              0.75%             -1.7%
12/31/2010                        1.44                 0                 0              0.75%             14.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              0.50%              7.7%
12/31/2013                        1.95                 0                 0              0.50%             20.1%
12/31/2012                        1.62                 0                 0              0.50%             14.1%
12/31/2011                        1.42                 0                 0              0.50%             -1.4%
12/31/2010                        1.44                 0                 0              0.50%             14.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.25%              7.9%
12/31/2013                        1.97                 0                 0              0.25%             20.4%
12/31/2012                        1.64                 0                 0              0.25%             14.4%
12/31/2011                        1.43                 0                 0              0.25%             -1.2%
12/31/2010                        1.45                 0                 0              0.25%             14.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16               372   $           804              0.00%              8.2%
12/31/2013                        1.99               383               763              0.00%             20.7%
12/31/2012                        1.65               364               602              0.00%             14.7%
12/31/2011                        1.44               137               197              0.00%             -0.9%
12/31/2010                        1.45               127               185              0.00%             15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.7%
      2012          1.7%
      2011          2.0%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS - 02507F845

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,376,266   $    14,159,715           958,593
                                                                         ===============   ===============
Receivables: investments sold                                   28,326
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,404,592
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,506,521         6,617,545   $          2.04
Band 100                                                            --                --              2.07
Band 75                                                             --                --              2.10
Band 50                                                             --                --              2.13
Band 25                                                             --                --              2.16
Band 0                                                       1,898,071           866,380              2.19
                                                       ---------------   ---------------
 Total                                                 $    15,404,592         7,483,925
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       339,638
Mortality & expense charges                                                                       (150,638)
                                                                                           ---------------
Net investment income (loss)                                                                       189,000
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           510,994
Realized gain distributions                                                                        391,414
Net change in unrealized appreciation (depreciation)                                              (115,806)
                                                                                           ---------------
Net gain (loss)                                                                                    786,602
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       975,602
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            189,000   $            179,365
Net realized gain (loss)                                                     510,994                144,637
Realized gain distributions                                                  391,414                111,317
Net change in unrealized appreciation (depreciation)                        (115,806)               939,346
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            975,602              1,374,665
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,086,327              5,593,527
Cost of units redeemed                                                    (4,206,721)              (961,372)
Account charges                                                              (14,930)                (8,453)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,864,676              4,623,702
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,840,278              5,998,367
Net assets, beginning                                                     11,564,314              5,565,947
                                                                --------------------   --------------------
Net assets, ending                                              $         15,404,592   $         11,564,314
                                                                ====================   ====================

Units sold                                                                 3,678,543              3,280,183
Units redeemed                                                            (2,214,521)              (727,996)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,464,022              2,552,187
Units outstanding, beginning                                               6,019,903              3,467,716
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,483,925              6,019,903
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         20,025,399
Cost of units redeemed/account charges                                                           (7,566,396)
Net investment income (loss)                                                                        450,777
Net realized gain (loss)                                                                            736,171
Realized gain distributions                                                                         542,090
Net change in unrealized appreciation (depreciation)                                              1,216,551
                                                                                       --------------------
Net assets                                                                             $         15,404,592
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04             6,618   $        13,507              1.25%              7.1%
12/31/2013                        1.91             5,262            10,033              1.25%             19.6%
12/31/2012                        1.59             2,978             4,749              1.25%             13.6%
12/31/2011                        1.40             1,744             2,448              1.25%             -2.0%
12/31/2010                        1.43               824             1,180              1.25%             14.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                 0   $             0              1.00%              7.3%
12/31/2013                        1.93                 0                 0              1.00%             19.9%
12/31/2012                        1.61                 0                 0              1.00%             13.9%
12/31/2011                        1.41                 0                 0              1.00%             -1.8%
12/31/2010                        1.44                 0                 0              1.00%             14.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              0.75%              7.6%
12/31/2013                        1.95                 0                 0              0.75%             20.2%
12/31/2012                        1.62                 0                 0              0.75%             14.1%
12/31/2011                        1.42                 0                 0              0.75%             -1.5%
12/31/2010                        1.44                 0                 0              0.75%             14.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.50%              7.9%
12/31/2013                        1.97                 0                 0              0.50%             20.5%
12/31/2012                        1.64                 0                 0              0.50%             14.4%
12/31/2011                        1.43                 0                 0              0.50%             -1.3%
12/31/2010                        1.45                 0                 0              0.50%             14.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.25%              8.1%
12/31/2013                        2.00                 0                 0              0.25%             20.8%
12/31/2012                        1.65                 0                 0              0.25%             14.7%
12/31/2011                        1.44                 0                 0              0.25%             -1.0%
12/31/2010                        1.46                 0                 0              0.25%             15.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19               866   $         1,898              0.00%              8.4%
12/31/2013                        2.02               758             1,531              0.00%             21.1%
12/31/2012                        1.67               489               817              0.00%             15.0%
12/31/2011                        1.45               340               493              0.00%             -0.8%
12/31/2010                        1.46               188               275              0.00%             15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          3.0%
      2012          2.0%
      2011          2.3%
      2010          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO A CLASS - 02507F530

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,840,894   $    12,451,575         1,083,298
                                                                         ===============   ===============
Receivables: investments sold                                   14,496
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,855,390
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,593,094         6,182,368   $          2.04
Band 100                                                       384,282           186,001              2.07
Band 75                                                             --                --              2.10
Band 50                                                             --                --              2.13
Band 25                                                             --                --              2.16
Band 0                                                         878,014           401,566              2.19
                                                       ---------------   ---------------
 Total                                                 $    13,855,390         6,769,935
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       262,354
Mortality & expense charges                                                                       (129,294)
                                                                                           ---------------
Net investment income (loss)                                                                       133,060
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           279,904
Realized gain distributions                                                                        307,376
Net change in unrealized appreciation (depreciation)                                                69,017
                                                                                           ---------------
Net gain (loss)                                                                                    656,297
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       789,357
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            133,060   $             98,628
Net realized gain (loss)                                                     279,904                112,096
Realized gain distributions                                                  307,376                 72,369
Net change in unrealized appreciation (depreciation)                          69,017                985,361
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            789,357              1,268,454
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,850,428              4,330,779
Cost of units redeemed                                                    (2,786,484)            (1,549,151)
Account charges                                                              (28,576)               (18,589)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,035,368              2,763,039
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,824,725              4,031,493
Net assets, beginning                                                      9,030,665              4,999,172
                                                                --------------------   --------------------
Net assets, ending                                              $         13,855,390   $          9,030,665
                                                                ====================   ====================

Units sold                                                                 3,692,763              3,068,858
Units redeemed                                                            (1,636,527)            (1,478,717)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,056,236              1,590,141
Units outstanding, beginning                                               4,713,699              3,123,558
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,769,935              4,713,699
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         17,108,770
Cost of units redeemed/account charges                                                           (5,767,802)
Net investment income (loss)                                                                        264,440
Net realized gain (loss)                                                                            439,045
Realized gain distributions                                                                         421,618
Net change in unrealized appreciation (depreciation)                                              1,389,319
                                                                                       --------------------
Net assets                                                                             $         13,855,390
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04             6,182   $        12,593              1.25%              6.9%
12/31/2013                        1.91             4,289             8,172              1.25%             19.8%
12/31/2012                        1.59             2,728             4,340              1.25%             13.7%
12/31/2011                        1.40             1,608             2,250              1.25%             -2.4%
12/31/2010                        1.43               681               976              1.25%             14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07               186   $           384              1.00%              7.2%
12/31/2013                        1.93                 0                 0              1.00%             20.1%
12/31/2012                        1.61                 0                 0              1.00%             14.0%
12/31/2011                        1.41                 0                 0              1.00%             -2.2%
12/31/2010                        1.44                 0                 0              1.00%             14.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              0.75%              7.4%
12/31/2013                        1.95                 0                 0              0.75%             20.4%
12/31/2012                        1.62                 0                 0              0.75%             14.2%
12/31/2011                        1.42                 0                 0              0.75%             -1.9%
12/31/2010                        1.45                 0                 0              0.75%             14.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.50%              7.7%
12/31/2013                        1.97                 0                 0              0.50%             20.7%
12/31/2012                        1.64                 0                 0              0.50%             14.5%
12/31/2011                        1.43                 0                 0              0.50%             -1.7%
12/31/2010                        1.45                 0                 0              0.50%             14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.25%              8.0%
12/31/2013                        2.00                 0                 0              0.25%             21.0%
12/31/2012                        1.65                 0                 0              0.25%             14.8%
12/31/2011                        1.44                 0                 0              0.25%             -1.5%
12/31/2010                        1.46                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19               402   $           878              0.00%              8.2%
12/31/2013                        2.02               425               858              0.00%             21.3%
12/31/2012                        1.67               395               659              0.00%             15.1%
12/31/2011                        1.45               125               180              0.00%             -1.2%
12/31/2010                        1.46               112               165              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          2.5%
      2012          1.6%
      2011          1.7%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS - 02507F563

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,564,206   $    13,284,098         1,127,490
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (132,325)
                                                       ---------------
Net assets                                             $    14,431,881
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,826,746         4,755,822   $          2.07
Band 100                                                            --                --              2.10
Band 75                                                             --                --              2.13
Band 50                                                             --                --              2.16
Band 25                                                             --                --              2.19
Band 0                                                       4,605,135         2,076,371              2.22
                                                       ---------------   ---------------
 Total                                                 $    14,431,881         6,832,193
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       311,950
Mortality & expense charges                                                                       (108,094)
                                                                                           ---------------
Net investment income (loss)                                                                       203,856
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           254,249
Realized gain distributions                                                                        322,395
Net change in unrealized appreciation (depreciation)                                               179,335
                                                                                           ---------------
Net gain (loss)                                                                                    755,979
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       959,835
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            203,856   $            186,614
Net realized gain (loss)                                                     254,249                140,076
Realized gain distributions                                                  322,395                 89,443
Net change in unrealized appreciation (depreciation)                         179,335                794,582
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            959,835              1,210,715
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,340,250              6,830,785
Cost of units redeemed                                                    (2,851,696)            (1,036,649)
Account charges                                                              (12,745)                (6,971)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,475,809              5,787,165
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,435,644              6,997,880
Net assets, beginning                                                     10,996,237              3,998,357
                                                                --------------------   --------------------
Net assets, ending                                              $         14,431,881   $         10,996,237
                                                                ====================   ====================

Units sold                                                                 2,761,377              3,822,579
Units redeemed                                                            (1,522,685)              (706,101)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,238,692              3,116,478
Units outstanding, beginning                                               5,593,501              2,477,023
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,832,193              5,593,501
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,518,257
Cost of units redeemed/account charges                                                           (4,692,808)
Net investment income (loss)                                                                        433,488
Net realized gain (loss)                                                                            447,548
Realized gain distributions                                                                         445,288
Net change in unrealized appreciation (depreciation)                                              1,280,108
                                                                                       --------------------
Net assets                                                                             $         14,431,881
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07             4,756   $         9,827              1.25%              7.2%
12/31/2013                        1.93             3,693             7,114              1.25%             20.1%
12/31/2012                        1.60             2,161             3,468              1.25%             14.0%
12/31/2011                        1.41             1,190             1,676              1.25%             -2.2%
12/31/2010                        1.44               630               906              1.25%             14.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              1.00%              7.5%
12/31/2013                        1.95                 0                 0              1.00%             20.4%
12/31/2012                        1.62                 0                 0              1.00%             14.2%
12/31/2011                        1.42                 0                 0              1.00%             -1.9%
12/31/2010                        1.45                 0                 0              1.00%             14.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.75%              7.8%
12/31/2013                        1.97                 0                 0              0.75%             20.7%
12/31/2012                        1.63                 0                 0              0.75%             14.5%
12/31/2011                        1.43                 0                 0              0.75%             -1.7%
12/31/2010                        1.45                 0                 0              0.75%             14.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.50%              8.1%
12/31/2013                        2.00                 0                 0              0.50%             21.0%
12/31/2012                        1.65                 0                 0              0.50%             14.8%
12/31/2011                        1.44                 0                 0              0.50%             -1.5%
12/31/2010                        1.46                 0                 0              0.50%             15.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                 0   $             0              0.25%              8.3%
12/31/2013                        2.02                 0                 0              0.25%             21.3%
12/31/2012                        1.66                 0                 0              0.25%             15.1%
12/31/2011                        1.45                 0                 0              0.25%             -1.2%
12/31/2010                        1.46                 0                 0              0.25%             15.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22             2,076   $         4,605              0.00%              8.6%
12/31/2013                        2.04             1,901             3,882              0.00%             21.6%
12/31/2012                        1.68               316               530              0.00%             15.4%
12/31/2011                        1.46               227               331              0.00%             -1.0%
12/31/2010                        1.47               127               187              0.00%             15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          3.3%
      2012          1.9%
      2011          2.0%
      2010          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO A CLASS - 02507F399

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,380,063   $     3,157,748           255,958
                                                                         ===============   ===============
Receivables: investments sold                                   21,621
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,401,684
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,282,847         2,407,473   $          1.36
Band 100                                                        30,785            22,365              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.42
Band 0                                                          88,052            61,616              1.43
                                                       ---------------   ---------------
 Total                                                 $     3,401,684         2,491,454
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        60,332
Mortality & expense charges                                                                        (29,090)
                                                                                           ---------------
Net investment income (loss)                                                                        31,242
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,308
Realized gain distributions                                                                         50,973
Net change in unrealized appreciation (depreciation)                                                54,717
                                                                                           ---------------
Net gain (loss)                                                                                    145,998
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       177,240
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,242   $             17,703
Net realized gain (loss)                                                      40,308                 13,819
Realized gain distributions                                                   50,973                  6,864
Net change in unrealized appreciation (depreciation)                          54,717                144,143
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            177,240                182,529
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,248,768              1,149,100
Cost of units redeemed                                                      (605,408)              (239,007)
Account charges                                                              (14,987)                (7,744)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,628,373                902,349
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,805,613              1,084,878
Net assets, beginning                                                      1,596,071                511,193
                                                                --------------------   --------------------
Net assets, ending                                              $          3,401,684   $          1,596,071
                                                                ====================   ====================

Units sold                                                                 1,828,089              1,012,940
Units redeemed                                                              (590,137)              (243,029)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,237,952                769,911
Units outstanding, beginning                                               1,253,502                483,591
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,491,454              1,253,502
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,967,974
Cost of units redeemed/account charges                                                             (956,394)
Net investment income (loss)                                                                         51,087
Net realized gain (loss)                                                                             57,752
Realized gain distributions                                                                          58,950
Net change in unrealized appreciation (depreciation)                                                222,315
                                                                                       --------------------
Net assets                                                                             $          3,401,684
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36             2,407   $         3,283              1.25%              7.2%
12/31/2013                        1.27             1,223             1,556              1.25%             20.4%
12/31/2012                        1.06               474               501              1.25%             13.8%
12/31/2011                        0.93                94                87              1.25%             -7.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                22   $            31              1.00%              7.5%
12/31/2013                        1.28                 0                 0              1.00%             20.7%
12/31/2012                        1.06                 0                 0              1.00%             14.1%
12/31/2011                        0.93                 0                 0              1.00%             -7.0%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.75%              7.7%
12/31/2013                        1.29                 0                 0              0.75%             21.0%
12/31/2012                        1.07                 0                 0              0.75%             14.4%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.50%              8.0%
12/31/2013                        1.30                 0                 0              0.50%             21.3%
12/31/2012                        1.07                 0                 0              0.50%             14.7%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.25%              8.3%
12/31/2013                        1.31                 0                 0              0.25%             21.6%
12/31/2012                        1.08                 0                 0              0.25%             14.9%
12/31/2011                        0.94                 0                 0              0.25%             -6.5%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                62   $            88              0.00%              8.5%
12/31/2013                        1.32                30                40              0.00%             21.9%
12/31/2012                        1.08                10                11              0.00%             15.2%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          2.8%
      2012          1.6%
      2011          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY DISCIPLINED GROWTH FUND A CLASS - 02507M642

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       712,334   $       646,596            37,583
                                                                         ===============   ===============
Receivables: investments sold                                      250
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       712,584
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       712,584           456,631   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $       712,584           456,631
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,234
Mortality & expense charges                                                                         (7,707)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,473)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,830
Realized gain distributions                                                                         28,397
Net change in unrealized appreciation (depreciation)                                                39,790
                                                                                           ---------------
Net gain (loss)                                                                                     73,017
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        66,544
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,473)  $             (1,309)
Net realized gain (loss)                                                       4,830                  4,697
Realized gain distributions                                                   28,397                 20,988
Net change in unrealized appreciation (depreciation)                          39,790                 25,948
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             66,544                 50,324
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     356,995                440,129
Cost of units redeemed                                                      (140,678)               (59,934)
Account charges                                                                 (568)                  (228)
                                                                --------------------   --------------------
Increase (decrease)                                                          215,749                379,967
                                                                --------------------   --------------------
Net increase (decrease)                                                      282,293                430,291
Net assets, beginning                                                        430,291                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            712,584   $            430,291
                                                                ====================   ====================

Units sold                                                                   246,038                351,833
Units redeemed                                                               (96,516)               (44,724)
                                                                --------------------   --------------------
Net increase (decrease)                                                      149,522                307,109
Units outstanding, beginning                                                 307,109                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    456,631                307,109
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            797,124
Cost of units redeemed/account charges                                                             (201,408)
Net investment income (loss)                                                                         (7,782)
Net realized gain (loss)                                                                              9,527
Realized gain distributions                                                                          49,385
Net change in unrealized appreciation (depreciation)                                                 65,738
                                                                                       --------------------
Net assets                                                                             $            712,584
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56               457   $           713              1.25%             11.4%
12/31/2013                        1.40               307               430              1.25%             32.8%
12/31/2012                        1.05                 0                 0              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              1.00%             11.7%
12/31/2013                        1.41                 0                 0              1.00%             33.2%
12/31/2012                        1.06                 0                 0              1.00%              5.6%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.75%             11.9%
12/31/2013                        1.41                 0                 0              0.75%             33.5%
12/31/2012                        1.06                 0                 0              0.75%              5.8%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.50%             12.2%
12/31/2013                        1.42                 0                 0              0.50%             33.8%
12/31/2012                        1.06                 0                 0              0.50%              6.0%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%             12.5%
12/31/2013                        1.42                 0                 0              0.25%             34.2%
12/31/2012                        1.06                 0                 0              0.25%              6.1%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.00%             12.8%
12/31/2013                        1.43                 0                 0              0.00%             34.5%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.4%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R4 CLASS - 023375843

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,633,954   $     8,586,142           345,422
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (31,222)
                                                       ---------------
Net assets                                             $     9,602,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,602,732         5,531,795   $          1.74
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.85
Band 25                                                             --                --              1.88
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $     9,602,732         5,531,795
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,702
Mortality & expense charges                                                                       (104,050)
                                                                                           ---------------
Net investment income (loss)                                                                      (101,348)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           496,347
Realized gain distributions                                                                        820,139
Net change in unrealized appreciation (depreciation)                                              (352,685)
                                                                                           ---------------
Net gain (loss)                                                                                    963,801
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       862,453
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (101,348)  $            (43,421)
Net realized gain (loss)                                                     496,347                198,381
Realized gain distributions                                                  820,139                381,412
Net change in unrealized appreciation (depreciation)                        (352,685)               796,841
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            862,453              1,333,213
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,542,494                934,957
Cost of units redeemed                                                    (2,106,608)              (972,727)
Account charges                                                               (2,186)                (1,228)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,433,700                (38,998)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,296,153              1,294,215
Net assets, beginning                                                      5,306,579              4,012,364
                                                                --------------------   --------------------
Net assets, ending                                              $          9,602,732   $          5,306,579
                                                                ====================   ====================

Units sold                                                                 3,421,939                681,375
Units redeemed                                                            (1,272,265)              (755,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,149,674                (73,864)
Units outstanding, beginning                                               3,382,121              3,455,985
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,531,795              3,382,121
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,420,334
Cost of units redeemed/account charges                                                           (3,610,326)
Net investment income (loss)                                                                       (193,691)
Net realized gain (loss)                                                                            727,313
Realized gain distributions                                                                       1,211,290
Net change in unrealized appreciation (depreciation)                                              1,047,812
                                                                                       --------------------
Net assets                                                                             $          9,602,732
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74             5,532   $         9,603              1.25%             10.6%
12/31/2013                        1.57             3,382             5,307              1.25%             35.1%
12/31/2012                        1.16             3,456             4,012              1.25%             14.3%
12/31/2011                        1.02             3,264             3,317              1.25%             -0.9%
12/31/2010                        1.03               303               311              1.25%             12.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              1.00%             10.9%
12/31/2013                        1.60                 0                 0              1.00%             35.5%
12/31/2012                        1.18                 0                 0              1.00%             14.5%
12/31/2011                        1.03                 0                 0              1.00%             -0.6%
12/31/2010                        1.04                 0                 0              1.00%             12.8%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.75%             11.2%
12/31/2013                        1.63                 0                 0              0.75%             35.8%
12/31/2012                        1.20                 0                 0              0.75%             14.8%
12/31/2011                        1.04                 0                 0              0.75%             -0.4%
12/31/2010                        1.05                 0                 0              0.75%             13.1%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.50%             11.5%
12/31/2013                        1.66                 0                 0              0.50%             36.2%
12/31/2012                        1.22                 0                 0              0.50%             15.1%
12/31/2011                        1.06                 0                 0              0.50%             -0.2%
12/31/2010                        1.06                 0                 0              0.50%             13.4%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.25%             11.7%
12/31/2013                        1.69                 0                 0              0.25%             36.5%
12/31/2012                        1.24                 0                 0              0.25%             15.4%
12/31/2011                        1.07                 0                 0              0.25%              0.1%
12/31/2010                        1.07                 0                 0              0.25%             13.6%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.00%             12.0%
12/31/2013                        1.72                 0                 0              0.00%             36.8%
12/31/2012                        1.25                 0                 0              0.00%             15.7%
12/31/2011                        1.08                 0                 0              0.00%              0.3%
12/31/2010                        1.08                 0                 0              0.00%             13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.3%
      2012          0.4%
      2011          0.1%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R3 CLASS - 023375850

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,029,412   $     3,531,000           146,919
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,344)
                                                       ---------------
Net assets                                             $     4,027,068
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,684,807           955,092   $          1.76
Band 100                                                       764,815           423,904              1.80
Band 75                                                             --                --              1.85
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.93
Band 0                                                       1,577,446           799,137              1.97
                                                       ---------------   ---------------
 Total                                                 $     4,027,068         2,178,133
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (21,365)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,365)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           140,850
Realized gain distributions                                                                        328,170
Net change in unrealized appreciation (depreciation)                                              (119,196)
                                                                                           ---------------
Net gain (loss)                                                                                    349,824
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       328,459
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,365)  $            (11,112)
Net realized gain (loss)                                                     140,850                 61,986
Realized gain distributions                                                  328,170                183,229
Net change in unrealized appreciation (depreciation)                        (119,196)               328,995
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            328,459                563,098
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,727,580                775,562
Cost of units redeemed                                                      (581,948)              (231,039)
Account charges                                                                 (436)                  (440)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,145,196                544,083
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,473,655              1,107,181
Net assets, beginning                                                      2,553,413              1,446,232
                                                                --------------------   --------------------
Net assets, ending                                              $          4,027,068   $          2,553,413
                                                                ====================   ====================

Units sold                                                                 1,247,521                540,689
Units redeemed                                                              (599,374)              (172,740)
                                                                --------------------   --------------------
Net increase (decrease)                                                      648,147                367,949
Units outstanding, beginning                                               1,529,986              1,162,037
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,178,133              1,529,986
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,673,425
Cost of units redeemed/account charges                                                           (1,827,053)
Net investment income (loss)                                                                        (43,794)
Net realized gain (loss)                                                                            200,895
Realized gain distributions                                                                         525,183
Net change in unrealized appreciation (depreciation)                                                498,412
                                                                                       --------------------
Net assets                                                                             $          4,027,068
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76               955   $         1,685              1.25%             10.4%
12/31/2013                        1.60               888             1,419              1.25%             34.7%
12/31/2012                        1.19               543               645              1.25%             13.9%
12/31/2011                        1.04               520               542              1.25%             -1.2%
12/31/2010                        1.05               346               365              1.25%             12.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80               424   $           765              1.00%             10.6%
12/31/2013                        1.63                 0                 0              1.00%             35.0%
12/31/2012                        1.21                 0                 0              1.00%             14.2%
12/31/2011                        1.06                 0                 0              1.00%             -1.0%
12/31/2010                        1.07                 0                 0              1.00%             12.5%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.75%             10.9%
12/31/2013                        1.66                 0                 0              0.75%             35.4%
12/31/2012                        1.23                 0                 0              0.75%             14.5%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%             12.8%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.50%             11.2%
12/31/2013                        1.70                 0                 0              0.50%             35.7%
12/31/2012                        1.25                 0                 0              0.50%             14.8%
12/31/2011                        1.09                 0                 0              0.50%             -0.5%
12/31/2010                        1.09                 0                 0              0.50%             13.0%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.25%             11.5%
12/31/2013                        1.73                 0                 0              0.25%             36.0%
12/31/2012                        1.27                 0                 0              0.25%             15.1%
12/31/2011                        1.11                 0                 0              0.25%             -0.2%
12/31/2010                        1.11                 0                 0              0.25%             13.3%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97               799   $         1,577              0.00%             11.7%
12/31/2013                        1.77               642             1,134              0.00%             36.4%
12/31/2012                        1.30               619               801              0.00%             15.4%
12/31/2011                        1.12               576               647              0.00%              0.0%
12/31/2010                        1.12               532               597              0.00%             13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.2%
      2011          0.1%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R4 CLASS - 024071847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,800,642   $    24,817,907         1,046,024
                                                                         ===============   ===============
Receivables: investments sold                                   57,088
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    25,857,730
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    25,857,730        15,440,557   $          1.67
Band 100                                                            --                --              1.70
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.74
Band 25                                                             --                --              1.76
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $    25,857,730        15,440,557
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       346,310
Mortality & expense charges                                                                       (284,908)
                                                                                           ---------------
Net investment income (loss)                                                                        61,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           691,868
Realized gain distributions                                                                      1,381,638
Net change in unrealized appreciation (depreciation)                                              (483,193)
                                                                                           ---------------
Net gain (loss)                                                                                  1,590,313
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,651,715
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             61,402   $             84,789
Net realized gain (loss)                                                     691,868                366,750
Realized gain distributions                                                1,381,638                     --
Net change in unrealized appreciation (depreciation)                        (483,193)             1,408,134
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,651,715              1,859,673
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,137,877             21,332,331
Cost of units redeemed                                                    (9,638,979)            (6,799,487)
Account charges                                                              (26,729)               (54,082)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,472,169             14,478,762
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,123,884             16,338,435
Net assets, beginning                                                     19,733,846              3,395,411
                                                                --------------------   --------------------
Net assets, ending                                              $         25,857,730   $         19,733,846
                                                                ====================   ====================

Units sold                                                                 9,650,057             14,963,891
Units redeemed                                                            (6,877,453)            (4,915,272)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,772,604             10,048,619
Units outstanding, beginning                                              12,667,953              2,619,334
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,440,557             12,667,953
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         43,405,283
Cost of units redeemed/account charges                                                          (21,189,153)
Net investment income (loss)                                                                        160,753
Net realized gain (loss)                                                                          1,116,474
Realized gain distributions                                                                       1,381,638
Net change in unrealized appreciation (depreciation)                                                982,735
                                                                                       --------------------
Net assets                                                                             $         25,857,730
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67            15,441   $        25,858              1.25%              7.5%
12/31/2013                        1.56            12,668            19,734              1.25%             20.2%
12/31/2012                        1.30             2,619             3,395              1.25%             12.7%
12/31/2011                        1.15               579               666              1.25%              2.5%
12/31/2010                        1.12                 0                 0              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              1.00%              7.8%
12/31/2013                        1.57                 0                 0              1.00%             20.5%
12/31/2012                        1.31                 0                 0              1.00%             13.0%
12/31/2011                        1.16                 0                 0              1.00%              2.8%
12/31/2010                        1.12                 0                 0              1.00%             11.9%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.75%              8.0%
12/31/2013                        1.59                 0                 0              0.75%             20.8%
12/31/2012                        1.32                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              3.0%
12/31/2010                        1.13                 0                 0              0.75%             12.2%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.50%              8.3%
12/31/2013                        1.61                 0                 0              0.50%             21.1%
12/31/2012                        1.33                 0                 0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              3.3%
12/31/2010                        1.13                 0                 0              0.50%             12.4%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.25%              8.6%
12/31/2013                        1.62                 0                 0              0.25%             21.4%
12/31/2012                        1.34                 0                 0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              3.5%
12/31/2010                        1.13                 0                 0              0.25%             12.7%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.00%              8.9%
12/31/2013                        1.64                 0                 0              0.00%             21.7%
12/31/2012                        1.35                 0                 0              0.00%             14.1%
12/31/2011                        1.18                 0                 0              0.00%              3.8%
12/31/2010                        1.14                 0                 0              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          2.0%
      2012          1.8%
      2011          2.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R3 CLASS - 024071854

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,057,066   $     9,836,246           452,390
                                                                         ===============   ===============
Receivables: investments sold                                   94,370
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,151,436
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,948,031         6,636,140   $          1.65
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.74
Band 0                                                         203,405           115,769              1.76
                                                       ---------------   ---------------
 Total                                                 $    11,151,436         6,751,909
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       122,173
Mortality & expense charges                                                                       (125,295)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,122)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           302,516
Realized gain distributions                                                                        606,904
Net change in unrealized appreciation (depreciation)                                              (154,926)
                                                                                           ---------------
Net gain (loss)                                                                                    754,494
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       751,372
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,122)  $             10,406
Net realized gain (loss)                                                     302,516                185,418
Realized gain distributions                                                  606,904                     --
Net change in unrealized appreciation (depreciation)                        (154,926)             1,051,773
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            751,372              1,247,597
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,567,492              4,191,069
Cost of units redeemed                                                    (2,081,069)            (1,778,387)
Account charges                                                               (5,882)                (3,057)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,480,541              2,409,625
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,231,913              3,657,222
Net assets, beginning                                                      8,919,523              5,262,301
                                                                --------------------   --------------------
Net assets, ending                                              $         11,151,436   $          8,919,523
                                                                ====================   ====================

Units sold                                                                 2,348,641              2,946,701
Units redeemed                                                            (1,384,288)            (1,255,006)
                                                                --------------------   --------------------
Net increase (decrease)                                                      964,353              1,691,695
Units outstanding, beginning                                               5,787,556              4,095,861
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,751,909              5,787,556
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         17,376,839
Cost of units redeemed/account charges                                                           (8,600,754)
Net investment income (loss)                                                                         23,929
Net realized gain (loss)                                                                            523,698
Realized gain distributions                                                                         606,904
Net change in unrealized appreciation (depreciation)                                              1,220,820
                                                                                       --------------------
Net assets                                                                             $         11,151,436
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65             6,636   $        10,948              1.25%              7.2%
12/31/2013                        1.54             5,664             8,719              1.25%             19.8%
12/31/2012                        1.28             4,096             5,262              1.25%             12.4%
12/31/2011                        1.14               684               781              1.25%              2.2%
12/31/2010                        1.12                49                55              1.25%             11.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              1.00%              7.4%
12/31/2013                        1.56                 0                 0              1.00%             20.1%
12/31/2012                        1.29                 0                 0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%              2.5%
12/31/2010                        1.12                 0                 0              1.00%             11.5%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.75%              7.7%
12/31/2013                        1.57                 0                 0              0.75%             20.4%
12/31/2012                        1.30                 0                 0              0.75%             13.0%
12/31/2011                        1.15                 0                 0              0.75%              2.7%
12/31/2010                        1.12                 0                 0              0.75%             11.8%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.50%              8.0%
12/31/2013                        1.59                 0                 0              0.50%             20.7%
12/31/2012                        1.31                 0                 0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%              3.0%
12/31/2010                        1.13                 0                 0              0.50%             12.1%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%              8.2%
12/31/2013                        1.60                 0                 0              0.25%             21.0%
12/31/2012                        1.32                 0                 0              0.25%             13.5%
12/31/2011                        1.17                 0                 0              0.25%              3.2%
12/31/2010                        1.13                 0                 0              0.25%             12.4%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76               116   $           203              0.00%              8.5%
12/31/2013                        1.62               124               200              0.00%             21.3%
12/31/2012                        1.33                 0                 0              0.00%             13.8%
12/31/2011                        1.17                 0                 0              0.00%              3.5%
12/31/2010                        1.13                 0                 0              0.00%             12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.3%
      2012          1.7%
      2011          1.2%
      2010          3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R4 CLASS - 026547844

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,600,083   $     4,636,028           428,599
                                                                         ===============   ===============
Receivables: investments sold                                    7,356
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,607,439
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,607,439         3,157,052   $          1.46
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $     4,607,439         3,157,052
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       295,176
Mortality & expense charges                                                                        (61,498)
                                                                                           ---------------
Net investment income (loss)                                                                       233,678
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,226
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (308,144)
                                                                                           ---------------
Net gain (loss)                                                                                   (278,918)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (45,240)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            233,678   $            246,332
Net realized gain (loss)                                                      29,226                179,158
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (308,144)              (176,961)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (45,240)               248,529
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     827,135                226,883
Cost of units redeemed                                                      (953,263)            (1,188,727)
Account charges                                                                 (601)                  (421)
                                                                --------------------   --------------------
Increase (decrease)                                                         (126,729)              (962,265)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (171,969)              (713,736)
Net assets, beginning                                                      4,779,408              5,493,144
                                                                --------------------   --------------------
Net assets, ending                                              $          4,607,439   $          4,779,408
                                                                ====================   ====================

Units sold                                                                   563,923                723,282
Units redeemed                                                              (657,269)            (1,398,973)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (93,346)              (675,691)
Units outstanding, beginning                                               3,250,398              3,926,089
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,157,052              3,250,398
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,816,337
Cost of units redeemed/account charges                                                          (12,704,054)
Net investment income (loss)                                                                      2,715,709
Net realized gain (loss)                                                                           (194,205)
Realized gain distributions                                                                           9,597
Net change in unrealized appreciation (depreciation)                                                (35,945)
                                                                                       --------------------
Net assets                                                                             $          4,607,439
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46             3,157   $         4,607              1.25%             -0.7%
12/31/2013                        1.47             3,250             4,779              1.25%              5.1%
12/31/2012                        1.40             3,926             5,493              1.25%             13.1%
12/31/2011                        1.24             6,473             8,007              1.25%              0.7%
12/31/2010                        1.23             6,414             7,880              1.25%             13.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              1.00%             -0.5%
12/31/2013                        1.50                 0                 0              1.00%              5.4%
12/31/2012                        1.42                 0                 0              1.00%             13.4%
12/31/2011                        1.25                 0                 0              1.00%              0.9%
12/31/2010                        1.24                 0                 0              1.00%             13.8%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%             -0.3%
12/31/2013                        1.52                 0                 0              0.75%              5.6%
12/31/2012                        1.44                 0                 0              0.75%             13.7%
12/31/2011                        1.27                 0                 0              0.75%              1.2%
12/31/2010                        1.25                 0                 0              0.75%             14.1%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              0.0%
12/31/2013                        1.55                 0                 0              0.50%              5.9%
12/31/2012                        1.47                 0                 0              0.50%             14.0%
12/31/2011                        1.29                 0                 0              0.50%              1.4%
12/31/2010                        1.27                 0                 0              0.50%             14.4%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              0.2%
12/31/2013                        1.58                 0                 0              0.25%              6.2%
12/31/2012                        1.49                 0                 0              0.25%             14.2%
12/31/2011                        1.30                 0                 0              0.25%              1.7%
12/31/2010                        1.28                 0                 0              0.25%             14.7%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.00%              0.5%
12/31/2013                        1.61                 0                 0              0.00%              6.4%
12/31/2012                        1.51                 0                 0              0.00%             14.5%
12/31/2011                        1.32                 0                 0              0.00%              2.0%
12/31/2010                        1.29                 0                 0              0.00%             15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          6.3%
      2013          6.0%
      2012          7.1%
      2011          7.8%
      2010          8.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R3 CLASS - 026547851

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,472,360   $     2,560,001           230,319
                                                                         ===============   ===============
Receivables: investments sold                                    3,571
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,475,931
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,123,989         1,395,758   $          1.52
Band 100                                                       292,329           187,829              1.56
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.66
Band 0                                                          59,613            35,010              1.70
                                                       ---------------   ---------------
 Total                                                 $     2,475,931         1,618,597
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       155,511
Mortality & expense charges                                                                        (32,155)
                                                                                           ---------------
Net investment income (loss)                                                                       123,356
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,899
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (206,054)
                                                                                           ---------------
Net gain (loss)                                                                                   (130,155)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,799)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            123,356   $            203,949
Net realized gain (loss)                                                      75,899                 56,236
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (206,054)               (58,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,799)               201,215
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     750,792                672,131
Cost of units redeemed                                                    (2,505,495)            (1,141,730)
Account charges                                                               (3,904)                (2,577)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,758,607)              (472,176)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,765,406)              (270,961)
Net assets, beginning                                                      4,241,337              4,512,298
                                                                --------------------   --------------------
Net assets, ending                                              $          2,475,931   $          4,241,337
                                                                ====================   ====================

Units sold                                                                   638,419                875,624
Units redeemed                                                            (1,764,682)            (1,179,161)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,126,263)              (303,537)
Units outstanding, beginning                                               2,744,860              3,048,397
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,618,597              2,744,860
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,555,263
Cost of units redeemed/account charges                                                           (9,528,055)
Net investment income (loss)                                                                      1,225,153
Net realized gain (loss)                                                                            307,455
Realized gain distributions                                                                           3,756
Net change in unrealized appreciation (depreciation)                                                (87,641)
                                                                                       --------------------
Net assets                                                                             $          2,475,931
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52             1,396   $         2,124              1.25%             -1.1%
12/31/2013                        1.54             2,625             4,038              1.25%              4.8%
12/31/2012                        1.47             2,774             4,072              1.25%             12.8%
12/31/2011                        1.30             2,500             3,255              1.25%              0.4%
12/31/2010                        1.30             2,401             3,115              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56               188   $           292              1.00%             -0.8%
12/31/2013                        1.57                 0                 0              1.00%              5.0%
12/31/2012                        1.49                 0                 0              1.00%             13.0%
12/31/2011                        1.32                 0                 0              1.00%              0.6%
12/31/2010                        1.31                 0                 0              1.00%             13.5%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%             -0.6%
12/31/2013                        1.60                 0                 0              0.75%              5.3%
12/31/2012                        1.52                 0                 0              0.75%             13.3%
12/31/2011                        1.34                 0                 0              0.75%              0.9%
12/31/2010                        1.33                 0                 0              0.75%             13.8%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.50%             -0.3%
12/31/2013                        1.63                 0                 0              0.50%              5.6%
12/31/2012                        1.55                 0                 0              0.50%             13.6%
12/31/2011                        1.36                 0                 0              0.50%              1.1%
12/31/2010                        1.35                 0                 0              0.50%             14.0%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.25%             -0.1%
12/31/2013                        1.67                 0                 0              0.25%              5.8%
12/31/2012                        1.57                 0                 0              0.25%             13.9%
12/31/2011                        1.38                 0                 0              0.25%              1.4%
12/31/2010                        1.36                 0                 0              0.25%             14.3%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                35   $            60              0.00%              0.2%
12/31/2013                        1.70               119               203              0.00%              6.1%
12/31/2012                        1.60               275               440              0.00%             14.2%
12/31/2011                        1.40               258               361              0.00%              1.6%
12/31/2010                        1.38               215               297              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.6%
      2013          5.8%
      2012          6.9%
      2011          7.2%
      2010          7.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME R4 CLASS - 140543844

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    46,626,603   $    36,554,590         1,013,342
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (22,982)
                                                       ---------------
Net assets                                             $    46,603,621
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    45,895,802        32,395,497   $          1.42
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.54
Band 0                                                         707,819           450,975              1.57
                                                       ---------------   ---------------
 Total                                                 $    46,603,621        32,846,472
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     1,073,498
Mortality & expense charges                                                                       (598,975)
                                                                                           ---------------
Net investment income (loss)                                                                       474,523
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,837,714
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,065,222)
                                                                                           ---------------
Net gain (loss)                                                                                    772,492
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,247,015
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            474,523   $            534,079
Net realized gain (loss)                                                   1,837,714              1,543,598
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,065,222)             7,751,709
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,247,015              9,829,386
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,993,705              2,159,103
Cost of units redeemed                                                   (11,049,375)           (10,181,787)
Account charges                                                               (7,158)               (14,057)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,062,828)            (8,036,741)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,815,813)             1,792,645
Net assets, beginning                                                     49,419,434             47,626,789
                                                                --------------------   --------------------
Net assets, ending                                              $         46,603,621   $         49,419,434
                                                                ====================   ====================

Units sold                                                                 5,077,337              5,324,478
Units redeemed                                                            (8,015,861)           (12,087,114)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,938,524)            (6,762,636)
Units outstanding, beginning                                              35,784,996             42,547,632
                                                                --------------------   --------------------
Units outstanding, ending                                                 32,846,472             35,784,996
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         84,181,443
Cost of units redeemed/account charges                                                          (53,705,722)
Net investment income (loss)                                                                      3,867,121
Net realized gain (loss)                                                                            692,058
Realized gain distributions                                                                       1,496,708
Net change in unrealized appreciation (depreciation)                                             10,072,013
                                                                                       --------------------
Net assets                                                                             $         46,603,621
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42            32,395   $        45,896              1.25%              2.7%
12/31/2013                        1.38            35,430            48,884              1.25%             23.3%
12/31/2012                        1.12            42,309            47,339              1.25%             17.6%
12/31/2011                        0.95            42,582            40,500              1.25%             -8.7%
12/31/2010                        1.04            38,570            40,180              1.25%              6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              2.9%
12/31/2013                        1.40                 0                 0              1.00%             23.6%
12/31/2012                        1.14                 0                 0              1.00%             17.9%
12/31/2011                        0.96                 0                 0              1.00%             -8.5%
12/31/2010                        1.05                 0                 0              1.00%              6.6%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              3.2%
12/31/2013                        1.43                 0                 0              0.75%             23.9%
12/31/2012                        1.15                 0                 0              0.75%             18.2%
12/31/2011                        0.98                 0                 0              0.75%             -8.2%
12/31/2010                        1.06                 0                 0              0.75%              6.9%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%              3.5%
12/31/2013                        1.46                 0                 0              0.50%             24.2%
12/31/2012                        1.17                 0                 0              0.50%             18.5%
12/31/2011                        0.99                 0                 0              0.50%             -8.0%
12/31/2010                        1.07                 0                 0              0.50%              7.2%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%              3.7%
12/31/2013                        1.48                 0                 0              0.25%             24.6%
12/31/2012                        1.19                 0                 0              0.25%             18.8%
12/31/2011                        1.00                 0                 0              0.25%             -7.8%
12/31/2010                        1.09                 0                 0              0.25%              7.4%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57               451   $           708              0.00%              4.0%
12/31/2013                        1.51               355               536              0.00%             24.9%
12/31/2012                        1.21               238               288              0.00%             19.1%
12/31/2011                        1.01               178               180              0.00%             -7.6%
12/31/2010                        1.10               139               152              0.00%              7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.3%
      2012          2.8%
      2011          2.8%
      2010          2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME R3 CLASS - 140543851

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,077,454   $    12,858,874           372,797
                                                                         ===============   ===============
Receivables: investments sold                                    4,123
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,081,577
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,767,717         9,622,944   $          1.53
Band 100                                                     1,167,971           744,147              1.57
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.68
Band 0                                                       1,145,889           667,310              1.72
                                                       ---------------   ---------------
 Total                                                 $    17,081,577        11,034,401
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       338,297
Mortality & expense charges                                                                       (202,586)
                                                                                           ---------------
Net investment income (loss)                                                                       135,711
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,190,852
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,895,446)
                                                                                           ---------------
Net gain (loss)                                                                                    295,406
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       431,117
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            135,711   $            207,113
Net realized gain (loss)                                                   2,190,852                697,951
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,895,446)             3,292,140
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            431,117              4,197,204
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,556,585              3,836,580
Cost of units redeemed                                                    (9,025,707)            (3,831,098)
Account charges                                                              (10,576)               (11,939)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,479,698)                (6,457)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,048,581)             4,190,747
Net assets, beginning                                                     22,130,158             17,939,411
                                                                --------------------   --------------------
Net assets, ending                                              $         17,081,577   $         22,130,158
                                                                ====================   ====================

Units sold                                                                 2,915,666              3,646,743
Units redeemed                                                            (6,532,024)            (3,584,448)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,616,358)                62,295
Units outstanding, beginning                                              14,650,759             14,588,464
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,034,401             14,650,759
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         46,363,777
Cost of units redeemed/account charges                                                          (38,058,580)
Net investment income (loss)                                                                      1,176,637
Net realized gain (loss)                                                                          2,859,368
Realized gain distributions                                                                         521,795
Net change in unrealized appreciation (depreciation)                                              4,218,580
                                                                                       --------------------
Net assets                                                                             $         17,081,577
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53             9,623   $        14,768              1.25%              2.4%
12/31/2013                        1.50            13,579            20,357              1.25%             23.0%
12/31/2012                        1.22            13,196            16,088              1.25%             17.3%
12/31/2011                        1.04            12,488            12,980              1.25%             -9.0%
12/31/2010                        1.14            11,206            12,797              1.25%              6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57               744   $         1,168              1.00%              2.6%
12/31/2013                        1.53                11                17              1.00%             23.3%
12/31/2012                        1.24                12                15              1.00%             17.6%
12/31/2011                        1.06                29                31              1.00%             -8.8%
12/31/2010                        1.16                25                29              1.00%              6.3%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%              2.9%
12/31/2013                        1.56                 0                 0              0.75%             23.6%
12/31/2012                        1.26                 0                 0              0.75%             17.9%
12/31/2011                        1.07                 0                 0              0.75%             -8.5%
12/31/2010                        1.17                 0                 0              0.75%              6.6%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.50%              3.1%
12/31/2013                        1.59                 0                 0              0.50%             23.9%
12/31/2012                        1.28                 0                 0              0.50%             18.2%
12/31/2011                        1.09                 0                 0              0.50%             -8.3%
12/31/2010                        1.19                 0                 0              0.50%              6.9%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%              3.4%
12/31/2013                        1.62                 0                 0              0.25%             24.2%
12/31/2012                        1.31                 0                 0              0.25%             18.5%
12/31/2011                        1.10                 0                 0              0.25%             -8.1%
12/31/2010                        1.20                 0                 0              0.25%              7.1%


                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               667   $         1,146              0.00%              3.7%
12/31/2013                        1.66             1,060             1,756              0.00%             24.5%
12/31/2012                        1.33             1,380             1,836              0.00%             18.8%
12/31/2011                        1.12             1,184             1,326              0.00%             -7.8%
12/31/2010                        1.22               721               876              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          2.2%
      2012          2.6%
      2011          2.5%
      2010          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS EUROPACIFIC GROWTH FUND R5 CLASS - 298706839 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.19
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              1.25%             -3.6%
12/31/2013                        1.23                 0                 0              1.25%             19.0%
12/31/2012                        1.03                 0                 0              1.25%             18.1%
12/31/2011                        0.87                 0                 0              1.25%            -14.4%
12/31/2010                        1.02                 0                 0              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              1.00%             -3.3%
12/31/2013                        1.24                 0                 0              1.00%             19.3%
12/31/2012                        1.04                 0                 0              1.00%             18.4%
12/31/2011                        0.88                 0                 0              1.00%            -14.2%
12/31/2010                        1.02                 0                 0              1.00%              2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%             -3.1%
12/31/2013                        1.25                 0                 0              0.75%             19.6%
12/31/2012                        1.04                 0                 0              0.75%             18.7%
12/31/2011                        0.88                 0                 0              0.75%            -14.0%
12/31/2010                        1.02                 0                 0              0.75%              2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%             -2.8%
12/31/2013                        1.26                 0                 0              0.50%             19.9%
12/31/2012                        1.05                 0                 0              0.50%             19.0%
12/31/2011                        0.88                 0                 0              0.50%            -13.8%
12/31/2010                        1.02                 0                 0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.25%            -2.6%
12/31/2013                        1.27                 0                 0              0.25%             20.2%
12/31/2012                        1.06                 0                 0              0.25%             19.3%
12/31/2011                        0.89                 0                 0              0.25%            -13.5%
12/31/2010                        1.02                 0                 0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%             -2.4%
12/31/2013                        1.28                 0                 0              0.00%             20.5%
12/31/2012                        1.06                 0                 0              0.00%             19.6%
12/31/2011                        0.89                 0                 0              0.00%            -13.3%
12/31/2010                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS EUROPACIFIC GROWTH FUND R4 CLASS - 298706847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    64,955,143   $    56,853,491         1,420,218
                                                                         ===============   ===============
Receivables: investments sold                                  744,168
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    65,699,311
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    59,734,837        47,904,834   $          1.25
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.35
Band 0                                                       5,964,474         4,317,937              1.38
                                                       ---------------   ---------------
 Total                                                 $    65,699,311        52,222,771
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       894,406
Mortality & expense charges                                                                       (741,492)
                                                                                           ---------------
Net investment income (loss)                                                                       152,914
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,041,909
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (5,792,048)
                                                                                           ---------------
Net gain (loss)                                                                                 (2,750,139)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,597,225)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            152,914   $             (1,233)
Net realized gain (loss)                                                   3,041,909                673,928
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (5,792,048)             9,617,827
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,597,225)            10,290,522
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,117,489             26,747,112
Cost of units redeemed                                                   (22,500,407)           (14,694,762)
Account charges                                                              (67,298)               (58,042)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,450,216)            11,994,308
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,047,441)            22,284,830
Net assets, beginning                                                     69,746,752             47,461,922
                                                                --------------------   --------------------
Net assets, ending                                              $         65,699,311   $         69,746,752
                                                                ====================   ====================

Units sold                                                                16,821,717             23,000,189
Units redeemed                                                           (18,004,349)           (12,721,958)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,182,632)            10,278,231
Units outstanding, beginning                                              53,405,403             43,127,172
                                                                --------------------   --------------------
Units outstanding, ending                                                 52,222,771             53,405,403
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        125,874,364
Cost of units redeemed/account charges                                                          (72,042,073)
Net investment income (loss)                                                                      1,155,409
Net realized gain (loss)                                                                          1,412,458
Realized gain distributions                                                                       1,197,501
Net change in unrealized appreciation (depreciation)                                              8,101,652
                                                                                       --------------------
Net assets                                                                             $         65,699,311
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25            47,905   $        59,735              1.25%             -3.9%
12/31/2013                        1.30            49,517            64,229              1.25%             18.7%
12/31/2012                        1.09            39,430            43,096              1.25%             17.7%
12/31/2011                        0.93            36,372            33,765              1.25%            -14.7%
12/31/2010                        1.09            31,739            34,534              1.25%              8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              1.00%             -3.6%
12/31/2013                        1.32                 0                 0              1.00%             19.0%
12/31/2012                        1.11                 0                 0              1.00%             18.0%
12/31/2011                        0.94                 0                 0              1.00%            -14.5%
12/31/2010                        1.10                 0                 0              1.00%              8.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.75%             -3.4%
12/31/2013                        1.34                 0                 0              0.75%             19.3%
12/31/2012                        1.13                 0                 0              0.75%             18.3%
12/31/2011                        0.95                 0                 0              0.75%            -14.3%
12/31/2010                        1.11                 0                 0              0.75%              8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.50%             -3.1%
12/31/2013                        1.37                 0                 0              0.50%             19.6%
12/31/2012                        1.14                 0                 0              0.50%             18.6%
12/31/2011                        0.97                 0                 0              0.50%            -14.0%
12/31/2010                        1.12                 0                 0              0.50%              8.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.25%             -2.9%
12/31/2013                        1.39                 0                 0              0.25%             19.9%
12/31/2012                        1.16                 0                 0              0.25%             18.9%
12/31/2011                        0.98                 0                 0              0.25%            -13.8%
12/31/2010                        1.13                 0                 0              0.25%              9.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38             4,318   $         5,964              0.00%             -2.7%
12/31/2013                        1.42             3,888             5,518              0.00%             20.2%
12/31/2012                        1.18             3,697             4,365              0.00%             19.2%
12/31/2011                        0.99                 0                 0              0.00%            -13.6%
12/31/2010                        1.15                 0                 0              0.00%              9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.1%
      2012          2.0%
      2011          1.6%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS EUROPACIFIC GROWTH FUND R3 CLASS - 298706854

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    26,717,931   $    22,547,527           580,052
                                                                         ===============   ===============
Receivables: investments sold                                  103,711
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    26,821,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,230,633        16,584,666   $          1.34
Band 100                                                     1,216,491           887,342              1.37
Band 75                                                             --                --              1.40
Band 50                                                        200,527           139,840              1.43
Band 25                                                             --                --              1.47
Band 0                                                       3,173,991         2,116,124              1.50
                                                       ---------------   ---------------
 Total                                                 $    26,821,642        19,727,972
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       280,978
Mortality & expense charges                                                                       (300,244)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,266)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,349,331
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (2,462,597)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,113,266)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,132,532)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,266)  $            (88,113)
Net realized gain (loss)                                                   1,349,331                534,351
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (2,462,597)             4,132,245
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,132,532)             4,578,483
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,053,340              9,550,189
Cost of units redeemed                                                    (9,249,755)            (6,371,677)
Account charges                                                              (19,353)               (18,125)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,215,768)             3,160,387
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,348,300)             7,738,870
Net assets, beginning                                                     30,169,942             22,431,072
                                                                --------------------   --------------------
Net assets, ending                                              $         26,821,642   $         30,169,942
                                                                ====================   ====================

Units sold                                                                 5,638,992              8,287,622
Units redeemed                                                            (7,259,487)            (5,706,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,620,495)             2,580,691
Units outstanding, beginning                                              21,348,467             18,767,776
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,727,972             21,348,467
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         60,015,557
Cost of units redeemed/account charges                                                          (39,698,007)
Net investment income (loss)                                                                        258,249
Net realized gain (loss)                                                                          1,497,419
Realized gain distributions                                                                         578,020
Net change in unrealized appreciation (depreciation)                                              4,170,404
                                                                                       --------------------
Net assets                                                                             $         26,821,642
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34            16,585   $        22,231              1.25%             -4.1%
12/31/2013                        1.40            19,001            26,565              1.25%             18.3%
12/31/2012                        1.18            16,301            19,264              1.25%             17.4%
12/31/2011                        1.01            13,804            13,894              1.25%            -14.9%
12/31/2010                        1.18            10,279            12,162              1.25%              7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37               887   $         1,216              1.00%             -3.9%
12/31/2013                        1.43               103               147              1.00%             18.6%
12/31/2012                        1.20                98               118              1.00%             17.7%
12/31/2011                        1.02               112               114              1.00%            -14.7%
12/31/2010                        1.20                98               118              1.00%              8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%             -3.6%
12/31/2013                        1.46                 0                 0              0.75%             18.9%
12/31/2012                        1.22                 0                 0              0.75%             18.0%
12/31/2011                        1.04                 0                 0              0.75%            -14.5%
12/31/2010                        1.21                 0                 0              0.75%              8.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43               140   $           201              0.50%             -3.4%
12/31/2013                        1.48               148               219              0.50%             19.2%
12/31/2012                        1.25               143               178              0.50%             18.3%
12/31/2011                        1.05               142               150              0.50%            -14.3%
12/31/2010                        1.23                14                17              0.50%              8.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.25%             -3.2%
12/31/2013                        1.51                 0                 0              0.25%             19.5%
12/31/2012                        1.27                 0                 0              0.25%             18.6%
12/31/2011                        1.07                 0                 0              0.25%            -14.1%
12/31/2010                        1.24                 0                 0              0.25%              8.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             2,116   $         3,174              0.00%             -2.9%
12/31/2013                        1.54             2,096             3,239              0.00%             19.8%
12/31/2012                        1.29             2,226             2,871              0.00%             18.9%
12/31/2011                        1.08             2,153             2,335              0.00%            -13.9%
12/31/2010                        1.26             1,821             2,294              0.00%              9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          0.8%
      2012          1.6%
      2011          1.4%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS FUNDAMENTAL INVESTORS R4 CLASS - 360802847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,523,175   $    13,489,387           340,003
                                                                         ===============   ===============
Receivables: investments sold                                  143,422
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,666,597
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,666,597        11,016,945   $          1.60
Band 100                                                            --                --              1.64
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.74
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $    17,666,597        11,016,945
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       283,886
Mortality & expense charges                                                                       (200,672)
                                                                                           ---------------
Net investment income (loss)                                                                        83,214
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           758,322
Realized gain distributions                                                                      1,095,814
Net change in unrealized appreciation (depreciation)                                              (803,848)
                                                                                           ---------------
Net gain (loss)                                                                                  1,050,288
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,133,502
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             83,214   $              7,841
Net realized gain (loss)                                                     758,322              1,765,295
Realized gain distributions                                                1,095,814                285,603
Net change in unrealized appreciation (depreciation)                        (803,848)             2,126,230
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,133,502              4,184,969
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,543,436                242,363
Cost of units redeemed                                                    (3,560,047)            (3,101,060)
Account charges                                                               (1,658)                (8,099)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,269)            (2,866,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,115,233              1,318,173
Net assets, beginning                                                     16,551,364             15,233,191
                                                                --------------------   --------------------
Net assets, ending                                              $         17,666,597   $         16,551,364
                                                                ====================   ====================

Units sold                                                                 2,377,913              3,600,225
Units redeemed                                                            (2,461,332)            (5,764,107)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (83,419)            (2,163,882)
Units outstanding, beginning                                              11,100,364             13,264,246
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,016,945             11,100,364
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         26,620,612
Cost of units redeemed/account charges                                                          (16,422,786)
Net investment income (loss)                                                                        305,141
Net realized gain (loss)                                                                          1,570,587
Realized gain distributions                                                                       1,559,255
Net change in unrealized appreciation (depreciation)                                              4,033,788
                                                                                       --------------------
Net assets                                                                             $         17,666,597
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60            11,017   $        17,667              1.25%              7.5%
12/31/2013                        1.49            11,100            16,551              1.25%             29.8%
12/31/2012                        1.15            13,264            15,233              1.25%             15.7%
12/31/2011                        0.99            11,058            10,979              1.25%             -3.1%
12/31/2010                        1.03             8,695             8,913              1.25%             12.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              1.00%              7.8%
12/31/2013                        1.52                 0                 0              1.00%             30.2%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -2.9%
12/31/2010                        1.04                 0                 0              1.00%             12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.75%              8.1%
12/31/2013                        1.55                 0                 0              0.75%             30.5%
12/31/2012                        1.18                 0                 0              0.75%             16.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.7%
12/31/2010                        1.05                 0                 0              0.75%             13.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.50%              8.4%
12/31/2013                        1.57                 0                 0              0.50%             30.8%
12/31/2012                        1.20                 0                 0              0.50%             16.5%
12/31/2011                        1.03                 0                 0              0.50%             -2.4%
12/31/2010                        1.06                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%              8.6%
12/31/2013                        1.60                 0                 0              0.25%             31.1%
12/31/2012                        1.22                 0                 0              0.25%             16.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.2%
12/31/2010                        1.07                 0                 0              0.25%             13.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.00%              8.9%
12/31/2013                        1.63                 0                 0              0.00%             31.5%
12/31/2012                        1.24                 0                 0              0.00%             17.1%
12/31/2011                        1.06                 0                 0              0.00%             -1.9%
12/31/2010                        1.08                 0                 0              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.3%
      2012          1.7%
      2011          1.7%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS FUNDAMENTAL INVESTORS R3 CLASS - 360802854

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,816,513   $    13,757,663           343,237
                                                                         ===============   ===============
Receivables: investments sold                                   11,225
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,827,738
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,400,997         9,842,830   $          1.56
Band 100                                                     1,099,277           688,290              1.60
Band 75                                                             --                --              1.63
Band 50                                                         91,758            55,149              1.66
Band 25                                                             --                --              1.70
Band 0                                                       1,235,706           712,894              1.73
                                                       ---------------   ---------------
 Total                                                 $    17,827,738        11,299,163
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       250,714
Mortality & expense charges                                                                       (202,171)
                                                                                           ---------------
Net investment income (loss)                                                                        48,543
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,200,803
Realized gain distributions                                                                      1,155,829
Net change in unrealized appreciation (depreciation)                                            (2,205,219)
                                                                                           ---------------
Net gain (loss)                                                                                  1,151,413
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,199,956
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             48,543   $            (15,229)
Net realized gain (loss)                                                   2,200,803                918,046
Realized gain distributions                                                1,155,829                354,885
Net change in unrealized appreciation (depreciation)                      (2,205,219)             3,454,523
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,199,956              4,712,225
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,421,717              3,678,834
Cost of units redeemed                                                    (8,359,746)            (3,870,776)
Account charges                                                               (9,250)                (8,715)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,947,279)              (200,657)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,747,323)             4,511,568
Net assets, beginning                                                     20,575,061             16,063,493
                                                                --------------------   --------------------
Net assets, ending                                              $         17,827,738   $         20,575,061
                                                                ====================   ====================

Units sold                                                                 3,336,790              3,735,026
Units redeemed                                                            (6,042,024)            (3,880,104)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,705,234)              (145,078)
Units outstanding, beginning                                              14,004,397             14,149,475
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,299,163             14,004,397
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         32,723,031
Cost of units redeemed/account charges                                                          (23,631,042)
Net investment income (loss)                                                                        151,298
Net realized gain (loss)                                                                          2,947,981
Realized gain distributions                                                                       1,577,620
Net change in unrealized appreciation (depreciation)                                              4,058,850
                                                                                       --------------------
Net assets                                                                             $         17,827,738
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56             9,843   $        15,401              1.25%              7.2%
12/31/2013                        1.46            12,980            18,944              1.25%             29.5%
12/31/2012                        1.13            12,884            14,525              1.25%             15.3%
12/31/2011                        0.98            11,983            11,714              1.25%             -3.4%
12/31/2010                        1.01             9,934            10,055              1.25%             12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60               688   $         1,099              1.00%              7.5%
12/31/2013                        1.49                17                25              1.00%             29.8%
12/31/2012                        1.14                17                19              1.00%             15.6%
12/31/2011                        0.99                15                15              1.00%             -3.2%
12/31/2010                        1.02                13                14              1.00%             12.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.75%              7.7%
12/31/2013                        1.51                 0                 0              0.75%             30.1%
12/31/2012                        1.16                 0                 0              0.75%             15.9%
12/31/2011                        1.00                 0                 0              0.75%             -2.9%
12/31/2010                        1.03                 0                 0              0.75%             12.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                55   $            92              0.50%              8.0%
12/31/2013                        1.54                49                75              0.50%             30.4%
12/31/2012                        1.18                42                49              0.50%             16.2%
12/31/2011                        1.02                61                62              0.50%             -2.7%
12/31/2010                        1.04                27                28              0.50%             13.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.25%              8.3%
12/31/2013                        1.57                 0                 0              0.25%             30.8%
12/31/2012                        1.20                 0                 0              0.25%             16.5%
12/31/2011                        1.03                 0                 0              0.25%             -2.5%
12/31/2010                        1.06                 0                 0              0.25%             13.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73               713   $         1,236              0.00%              8.6%
12/31/2013                        1.60               959             1,531              0.00%             31.1%
12/31/2012                        1.22             1,207             1,470              0.00%             16.8%
12/31/2011                        1.04             1,151             1,201              0.00%             -2.2%
12/31/2010                        1.07               524               559              0.00%             13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.1%
      2012          1.4%
      2011          1.4%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R4 CLASS - 458809845

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       200,238   $       200,943            14,848
                                                                         ===============   ===============
Receivables: investments sold                                      359
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       200,597
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       200,597           177,698   $          1.13
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $       200,597           177,698
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        19,169
Mortality & expense charges                                                                        (18,910)
                                                                                           ---------------
Net investment income (loss)                                                                           259
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (18,602)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                36,863
                                                                                           ---------------
Net gain (loss)                                                                                     18,261
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,520
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                259   $                904
Net realized gain (loss)                                                     (18,602)                (2,338)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          36,863                (46,697)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,520                (48,131)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     307,194                742,774
Cost of units redeemed                                                    (2,196,086)              (547,232)
Account charges                                                                 (115)                  (188)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,889,007)               195,354
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,870,487)               147,223
Net assets, beginning                                                      2,071,084              1,923,861
                                                                --------------------   --------------------
Net assets, ending                                              $            200,597   $          2,071,084
                                                                ====================   ====================

Units sold                                                                   271,488                656,815
Units redeemed                                                            (1,940,262)              (483,986)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,668,774)               172,829
Units outstanding, beginning                                               1,846,472              1,673,643
                                                                --------------------   --------------------
Units outstanding, ending                                                    177,698              1,846,472
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,020,667
Cost of units redeemed/account charges                                                           (3,826,234)
Net investment income (loss)                                                                         18,357
Net realized gain (loss)                                                                            (11,488)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (705)
                                                                                       --------------------
Net assets                                                                             $            200,597
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13               178   $           201              1.25%              0.6%
12/31/2013                        1.12             1,846             2,071              1.25%             -2.4%
12/31/2012                        1.15             1,674             1,924              1.25%              1.4%
12/31/2011                        1.13               182               206              1.25%              2.4%
12/31/2010                        1.11               228               252              1.25%              3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%              0.9%
12/31/2013                        1.14                 0                 0              1.00%             -2.2%
12/31/2012                        1.17                 0                 0              1.00%              1.7%
12/31/2011                        1.15                 0                 0              1.00%              2.6%
12/31/2010                        1.12                 0                 0              1.00%              3.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.75%              1.1%
12/31/2013                        1.16                 0                 0              0.75%             -1.9%
12/31/2012                        1.19                 0                 0              0.75%              1.9%
12/31/2011                        1.16                 0                 0              0.75%              2.9%
12/31/2010                        1.13                 0                 0              0.75%              3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.50%              1.4%
12/31/2013                        1.18                 0                 0              0.50%             -1.7%
12/31/2012                        1.20                 0                 0              0.50%              2.2%
12/31/2011                        1.18                 0                 0              0.50%              3.2%
12/31/2010                        1.14                 0                 0              0.50%              4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.25%              1.7%
12/31/2013                        1.21                 0                 0              0.25%             -1.4%
12/31/2012                        1.22                 0                 0              0.25%              2.4%
12/31/2011                        1.19                 0                 0              0.25%              3.4%
12/31/2010                        1.15                 0                 0              0.25%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%              1.9%
12/31/2013                        1.23                 0                 0              0.00%             -1.2%
12/31/2012                        1.24                 0                 0              0.00%              2.7%
12/31/2011                        1.21                 0                 0              0.00%              3.7%
12/31/2010                        1.17                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.3%
      2012          2.4%
      2011          2.1%
      2010          2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R3 CLASS - 458809852

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       918,802   $       922,842            68,164
                                                                         ===============   ===============
Receivables: investments sold                                    2,095
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       920,897
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       666,056           598,858   $          1.11
Band 100                                                       184,155           161,896              1.14
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.22
Band 0                                                          70,686            56,798              1.24
                                                       ---------------   ---------------
 Total                                                 $       920,897           817,552
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,918
Mortality & expense charges                                                                         (9,822)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,904)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (947)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,776
                                                                                           ---------------
Net gain (loss)                                                                                      4,829
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,925
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,904)  $             (1,457)
Net realized gain (loss)                                                        (947)                 1,082
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           5,776                (21,256)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,925                (21,631)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     362,940                189,026
Cost of units redeemed                                                      (256,444)              (102,517)
Account charges                                                                 (516)                  (306)
                                                                --------------------   --------------------
Increase (decrease)                                                          105,980                 86,203
                                                                --------------------   --------------------
Net increase (decrease)                                                      108,905                 64,572
Net assets, beginning                                                        811,992                747,420
                                                                --------------------   --------------------
Net assets, ending                                              $            920,897   $            811,992
                                                                ====================   ====================

Units sold                                                                   416,805                218,458
Units redeemed                                                              (325,883)              (144,325)
                                                                --------------------   --------------------
Net increase (decrease)                                                       90,922                 74,133
Units outstanding, beginning                                                 726,630                652,497
                                                                --------------------   --------------------
Units outstanding, ending                                                    817,552                726,630
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,948,868
Cost of units redeemed/account charges                                                           (4,176,625)
Net investment income (loss)                                                                        100,981
Net realized gain (loss)                                                                             51,713
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (4,040)
                                                                                       --------------------
Net assets                                                                             $            920,897
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11               599   $           666              1.25%              0.3%
12/31/2013                        1.11               671               744              1.25%             -2.7%
12/31/2012                        1.14               617               703              1.25%              1.1%
12/31/2011                        1.13               659               743              1.25%              2.0%
12/31/2010                        1.11               646               714              1.25%              3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14               162   $           184              1.00%              0.6%
12/31/2013                        1.13                 0                 0              1.00%             -2.5%
12/31/2012                        1.16                 0                 0              1.00%              1.3%
12/31/2011                        1.14                 0                 0              1.00%              2.3%
12/31/2010                        1.12                 0                 0              1.00%              3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              0.8%
12/31/2013                        1.15                 0                 0              0.75%             -2.2%
12/31/2012                        1.18                 0                 0              0.75%              1.6%
12/31/2011                        1.16                 0                 0              0.75%              2.6%
12/31/2010                        1.13                 0                 0              0.75%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.50%              1.1%
12/31/2013                        1.18                 0                 0              0.50%             -2.0%
12/31/2012                        1.20                 0                 0              0.50%              1.8%
12/31/2011                        1.18                 0                 0              0.50%              2.8%
12/31/2010                        1.15                 0                 0              0.50%              3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.25%              1.3%
12/31/2013                        1.20                 0                 0              0.25%             -1.8%
12/31/2012                        1.22                 0                 0              0.25%              2.1%
12/31/2011                        1.20                 0                 0              0.25%              3.1%
12/31/2010                        1.16                 0                 0              0.25%              4.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                57   $            71              0.00%              1.6%
12/31/2013                        1.23                55                68              0.00%             -1.5%
12/31/2012                        1.24                36                44              0.00%              2.4%
12/31/2011                        1.22               794               965              0.00%              3.3%
12/31/2010                        1.18               696               819              0.00%              4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.0%
      2012          1.6%
      2011          1.8%
      2010          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS NEW PERSPECTIVE FUND R4 CLASS - 648018844

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,888,890   $     5,973,187           167,615
                                                                         ===============   ===============
Receivables: investments sold                                  121,804
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,010,694
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,736,204         4,128,078   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.44
Band 0                                                         274,490           189,029              1.45
                                                       ---------------   ---------------
 Total                                                 $     6,010,694         4,317,107
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        33,616
Mortality & expense charges                                                                        (69,391)
                                                                                           ---------------
Net investment income (loss)                                                                       (35,775)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,621
Realized gain distributions                                                                        351,992
Net change in unrealized appreciation (depreciation)                                              (273,704)
                                                                                           ---------------
Net gain (loss)                                                                                    220,909
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       185,134
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (35,775)  $             11,256
Net realized gain (loss)                                                     142,621                 92,326
Realized gain distributions                                                  351,992                181,100
Net change in unrealized appreciation (depreciation)                        (273,704)               148,207
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            185,134                432,889
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,560,809              5,480,852
Cost of units redeemed                                                    (2,782,060)            (2,594,909)
Account charges                                                               (5,749)                (1,464)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,773,000              2,884,479
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,958,134              3,317,368
Net assets, beginning                                                      4,052,560                735,192
                                                                --------------------   --------------------
Net assets, ending                                              $          6,010,694   $          4,052,560
                                                                ====================   ====================

Units sold                                                                 3,384,436              4,369,295
Units redeemed                                                            (2,034,085)            (2,075,689)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,350,351              2,293,606
Units outstanding, beginning                                               2,966,756                673,150
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,317,107              2,966,756
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,488,314
Cost of units redeemed/account charges                                                           (6,164,913)
Net investment income (loss)                                                                        (19,111)
Net realized gain (loss)                                                                            257,609
Realized gain distributions                                                                         533,092
Net change in unrealized appreciation (depreciation)                                                (84,297)
                                                                                       --------------------
Net assets                                                                             $          6,010,694
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39             4,128   $         5,736              1.25%              1.9%
12/31/2013                        1.36             2,806             3,826              1.25%             25.2%
12/31/2012                        1.09               573               624              1.25%             19.3%
12/31/2011                        0.91               222               203              1.25%             -8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              1.00%              2.2%
12/31/2013                        1.37                 0                 0              1.00%             25.5%
12/31/2012                        1.09                 0                 0              1.00%             19.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.75%              2.4%
12/31/2013                        1.38                 0                 0              0.75%             25.8%
12/31/2012                        1.10                 0                 0              0.75%             19.9%
12/31/2011                        0.92                 0                 0              0.75%             -8.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.50%              2.7%
12/31/2013                        1.39                 0                 0              0.50%             26.2%
12/31/2012                        1.10                 0                 0              0.50%             20.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.25%              2.9%
12/31/2013                        1.40                 0                 0              0.25%             26.5%
12/31/2012                        1.11                 0                 0              0.25%             20.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45               189   $           274              0.00%              3.2%
12/31/2013                        1.41               161               226              0.00%             26.8%
12/31/2012                        1.11               100               111              0.00%             20.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          1.3%
      2012          1.7%
      2011          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS NEW PERSPECTIVE FUND R3 CLASS - 648018851

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,406,311   $     4,447,431           123,833
                                                                         ===============   ===============
Receivables: investments sold                                      925
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,407,236
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,918,690         2,851,298   $          1.37
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                         488,546           340,160              1.44
                                                       ---------------   ---------------
 Total                                                 $     4,407,236         3,191,458
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,275
Mortality & expense charges                                                                        (42,648)
                                                                                           ---------------
Net investment income (loss)                                                                       (31,373)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,570
Realized gain distributions                                                                        266,745
Net change in unrealized appreciation (depreciation)                                              (215,928)
                                                                                           ---------------
Net gain (loss)                                                                                     95,387
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        64,014
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (31,373)  $             (1,265)
Net realized gain (loss)                                                      44,570                 25,210
Realized gain distributions                                                  266,745                112,828
Net change in unrealized appreciation (depreciation)                        (215,928)               124,162
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,014                260,935
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,681,205              2,343,691
Cost of units redeemed                                                      (843,948)              (674,071)
Account charges                                                               (2,410)                  (683)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,834,847              1,668,937
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,898,861              1,929,872
Net assets, beginning                                                      2,508,375                578,503
                                                                --------------------   --------------------
Net assets, ending                                              $          4,407,236   $          2,508,375
                                                                ====================   ====================

Units sold                                                                 1,964,827              1,877,755
Units redeemed                                                              (627,224)              (557,704)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,337,603              1,320,051
Units outstanding, beginning                                               1,853,855                533,804
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,191,458              1,853,855
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,160,388
Cost of units redeemed/account charges                                                           (2,140,594)
Net investment income (loss)                                                                        (33,976)
Net realized gain (loss)                                                                             82,965
Realized gain distributions                                                                         379,573
Net change in unrealized appreciation (depreciation)                                                (41,120)
                                                                                       --------------------
Net assets                                                                             $          4,407,236
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37             2,851   $         3,919              1.25%              1.6%
12/31/2013                        1.35             1,854             2,508              1.25%             24.9%
12/31/2012                        1.08               534               579              1.25%             18.9%
12/31/2011                        0.91                23                21              1.25%             -8.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%              1.8%
12/31/2013                        1.36                 0                 0              1.00%             25.2%
12/31/2012                        1.09                 0                 0              1.00%             19.2%
12/31/2011                        0.91                 0                 0              1.00%             -8.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              2.1%
12/31/2013                        1.37                 0                 0              0.75%             25.5%
12/31/2012                        1.09                 0                 0              0.75%             19.5%
12/31/2011                        0.91                 0                 0              0.75%             -8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%              2.3%
12/31/2013                        1.38                 0                 0              0.50%             25.8%
12/31/2012                        1.10                 0                 0              0.50%             19.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.25%              2.6%
12/31/2013                        1.39                 0                 0              0.25%             26.1%
12/31/2012                        1.10                 0                 0              0.25%             20.1%
12/31/2011                        0.92                 0                 0              0.25%             -8.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               340   $           489              0.00%              2.9%
12/31/2013                        1.40                 0                 0              0.00%             26.4%
12/31/2012                        1.10                 0                 0              0.00%             20.4%
12/31/2011                        0.92                 0                 0              0.00%             -8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.8%
      2012          1.5%
      2011          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW WORLD FUND R4 CLASS - 649280849

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,639,907   $    10,830,011           189,009
                                                                         ===============   ===============
Receivables: investments sold                                  426,715
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,066,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,063,955         8,347,147   $          1.21
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                           2,667             2,141              1.25
                                                       ---------------   ---------------
 Total                                                 $    10,066,622         8,349,288
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        90,760
Mortality & expense charges                                                                        (86,212)
                                                                                           ---------------
Net investment income (loss)                                                                         4,548
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           165,556
Realized gain distributions                                                                        450,294
Net change in unrealized appreciation (depreciation)                                            (1,281,468)
                                                                                           ---------------
Net gain (loss)                                                                                   (665,618)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (661,070)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,548   $             10,923
Net realized gain (loss)                                                     165,556                   (155)
Realized gain distributions                                                  450,294                 31,474
Net change in unrealized appreciation (depreciation)                      (1,281,468)                91,158
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (661,070)               133,400
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,236,155              3,260,050
Cost of units redeemed                                                    (4,740,507)              (130,985)
Account charges                                                              (30,523)                (6,400)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,465,125              3,122,665
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,804,055              3,256,065
Net assets, beginning                                                      3,262,567                  6,502
                                                                --------------------   --------------------
Net assets, ending                                              $         10,066,622   $          3,262,567
                                                                ====================   ====================

Units sold                                                                 9,480,440              2,686,235
Units redeemed                                                            (3,706,807)              (116,160)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,773,633              2,570,075
Units outstanding, beginning                                               2,575,655                  5,580
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,349,288              2,575,655
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,502,427
Cost of units redeemed/account charges                                                           (4,908,415)
Net investment income (loss)                                                                         15,545
Net realized gain (loss)                                                                            165,401
Realized gain distributions                                                                         481,768
Net change in unrealized appreciation (depreciation)                                             (1,190,104)
                                                                                       --------------------
Net assets                                                                             $         10,066,622
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21             8,347   $        10,064              1.25%             -4.8%
12/31/2013                        1.27             2,576             3,263              1.25%              8.7%
12/31/2012                        1.17                 6                 7              1.25%             16.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              1.00%             -4.6%
12/31/2013                        1.27                 0                 0              1.00%              9.0%
12/31/2012                        1.17                 0                 0              1.00%             16.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.75%             -4.3%
12/31/2013                        1.28                 0                 0              0.75%              9.2%
12/31/2012                        1.17                 0                 0              0.75%             16.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.50%             -4.1%
12/31/2013                        1.28                 0                 0              0.50%              9.5%
12/31/2012                        1.17                 0                 0              0.50%             17.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.25%             -3.9%
12/31/2013                        1.29                 0                 0              0.25%              9.8%
12/31/2012                        1.17                 0                 0              0.25%             17.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 2   $             3              0.00%             -3.6%
12/31/2013                        1.29                 0                 0              0.00%             10.1%
12/31/2012                        1.17                 0                 0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.9%
      2012          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW WORLD FUND R3 CLASS - 649280856

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       328,603   $       361,241             6,369
                                                                         ===============   ===============
Receivables: investments sold                                    7,909
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       336,512
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       334,811           280,147   $          1.20
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.23
Band 0                                                           1,701             1,378              1.23
                                                       ---------------   ---------------
 Total                                                 $       336,512           281,525
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,966
Mortality & expense charges                                                                         (2,813)
                                                                                           ---------------
Net investment income (loss)                                                                          (847)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               444
Realized gain distributions                                                                         15,353
Net change in unrealized appreciation (depreciation)                                               (33,560)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,763)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (18,610)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (847)  $                739
Net realized gain (loss)                                                         444                     23
Realized gain distributions                                                   15,353                  1,679
Net change in unrealized appreciation (depreciation)                         (33,560)                   900
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (18,610)                 3,341
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     229,819                159,060
Cost of units redeemed                                                       (36,692)                  (323)
Account charges                                                                 (768)                  (112)
                                                                --------------------   --------------------
Increase (decrease)                                                          192,359                158,625
                                                                --------------------   --------------------
Net increase (decrease)                                                      173,749                161,966
Net assets, beginning                                                        162,763                    797
                                                                --------------------   --------------------
Net assets, ending                                              $            336,512   $            162,763
                                                                ====================   ====================

Units sold                                                                   183,506                128,868
Units redeemed                                                               (31,172)                  (362)
                                                                --------------------   --------------------
Net increase (decrease)                                                      152,334                128,506
Units outstanding, beginning                                                 129,191                    685
                                                                --------------------   --------------------
Units outstanding, ending                                                    281,525                129,191
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            389,646
Cost of units redeemed/account charges                                                              (37,895)
Net investment income (loss)                                                                           (100)
Net realized gain (loss)                                                                                467
Realized gain distributions                                                                          17,032
Net change in unrealized appreciation (depreciation)                                                (32,638)
                                                                                       --------------------
Net assets                                                                             $            336,512
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20               280   $           335              1.25%             -5.1%
12/31/2013                        1.26               129               163              1.25%              8.3%
12/31/2012                        1.16                 1                 1              1.25%             16.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              1.00%             -4.9%
12/31/2013                        1.26                 0                 0              1.00%              8.6%
12/31/2012                        1.16                 0                 0              1.00%             16.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%             -4.7%
12/31/2013                        1.27                 0                 0              0.75%              8.9%
12/31/2012                        1.17                 0                 0              0.75%             16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%             -4.4%
12/31/2013                        1.28                 0                 0              0.50%              9.1%
12/31/2012                        1.17                 0                 0              0.50%             16.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.25%             -4.2%
12/31/2013                        1.28                 0                 0              0.25%              9.4%
12/31/2012                        1.17                 0                 0              0.25%             17.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 1   $             2              0.00%             -3.9%
12/31/2013                        1.29                 0                 0              0.00%              9.7%
12/31/2012                        1.17                 0                 0              0.00%             17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.8%
                2013               1.4%
                2012               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS SMALLCAP WORLD FUND R4 CLASS - 831681846

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,247,634   $     1,359,488            28,761
                                                                         ===============   ===============
Receivables: investments sold                                   45,790
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,293,424
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,293,424         1,087,002   $          1.19
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $     1,293,424         1,087,002
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,379)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,379)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           107,682
Realized gain distributions                                                                        119,765
Net change in unrealized appreciation (depreciation)                                              (196,406)
                                                                                           ---------------
Net gain (loss)                                                                                     31,041
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,662
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,379)  $             (5,963)
Net realized gain (loss)                                                     107,682                 11,086
Realized gain distributions                                                  119,765                 49,932
Net change in unrealized appreciation (depreciation)                        (196,406)                62,295
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,662                117,350
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,551,308              1,094,264
Cost of units redeemed                                                    (1,329,411)              (457,556)
Account charges                                                               (1,095)                  (630)
                                                                --------------------   --------------------
Increase (decrease)                                                          220,802                636,078
                                                                --------------------   --------------------
Net increase (decrease)                                                      238,464                753,428
Net assets, beginning                                                      1,054,960                301,532
                                                                --------------------   --------------------
Net assets, ending                                              $          1,293,424   $          1,054,960
                                                                ====================   ====================

Units sold                                                                 1,341,922                970,528
Units redeemed                                                            (1,146,499)              (404,487)
                                                                --------------------   --------------------
Net increase (decrease)                                                      195,423                566,041
Units outstanding, beginning                                                 891,579                325,538
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,087,002                891,579
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,982,281
Cost of units redeemed/account charges                                                           (1,853,264)
Net investment income (loss)                                                                        (17,939)
Net realized gain (loss)                                                                            124,503
Realized gain distributions                                                                         169,697
Net change in unrealized appreciation (depreciation)                                               (111,854)
                                                                                       --------------------
Net assets                                                                             $          1,293,424
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19             1,087   $         1,293              1.25%              0.6%
12/31/2013                        1.18               892             1,055              1.25%             27.7%
12/31/2012                        0.93               326               302              1.25%             20.5%
12/31/2011                        0.77               146               112              1.25%            -15.4%
12/31/2010                        0.91                75                68              1.25%             23.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              1.00%              0.8%
12/31/2013                        1.20                 0                 0              1.00%             28.1%
12/31/2012                        0.94                 0                 0              1.00%             20.8%
12/31/2011                        0.78                 0                 0              1.00%            -15.2%
12/31/2010                        0.92                 0                 0              1.00%             23.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.75%              1.1%
12/31/2013                        1.22                 0                 0              0.75%             28.4%
12/31/2012                        0.95                 0                 0              0.75%             21.1%
12/31/2011                        0.78                 0                 0              0.75%            -15.0%
12/31/2010                        0.92                 0                 0              0.75%             24.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              1.3%
12/31/2013                        1.24                 0                 0              0.50%             28.7%
12/31/2012                        0.96                 0                 0              0.50%             21.4%
12/31/2011                        0.79                 0                 0              0.50%            -14.8%
12/31/2010                        0.93                 0                 0              0.50%             24.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.25%              1.6%
12/31/2013                        1.26                 0                 0              0.25%             29.0%
12/31/2012                        0.98                 0                 0              0.25%             21.7%
12/31/2011                        0.80                 0                 0              0.25%            -14.5%
12/31/2010                        0.94                 0                 0              0.25%             24.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.00%              1.8%
12/31/2013                        1.28                 0                 0              0.00%             29.4%
12/31/2012                        0.99                 0                 0              0.00%             22.0%
12/31/2011                        0.81                 0                 0              0.00%            -14.3%
12/31/2010                        0.94                 0                 0              0.00%             25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               2.1%
                2011               0.5%
                2010               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS SMALLCAP WORLD FUND R3 CLASS - 831681853

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,123,718   $     2,063,014            48,421
                                                                         ===============   ===============
Receivables: investments sold                                    2,477
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,126,195
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,740,384         1,499,396   $          1.16
Band 100                                                       367,569           311,068              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.25
Band 0                                                          18,242            14,375              1.27
                                                       ---------------   ---------------
 Total                                                 $     2,126,195         1,824,839
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (23,298)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,298)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           135,516
Realized gain distributions                                                                        204,311
Net change in unrealized appreciation (depreciation)                                              (316,665)
                                                                                           ---------------
Net gain (loss)                                                                                     23,162
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (136)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,298)  $            (22,225)
Net realized gain (loss)                                                     135,516                 63,187
Realized gain distributions                                                  204,311                101,985
Net change in unrealized appreciation (depreciation)                        (316,665)               286,119
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (136)               429,066
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     813,234                661,781
Cost of units redeemed                                                      (807,009)              (493,545)
Account charges                                                               (1,242)                (1,515)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,983                166,721
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,847                595,787
Net assets, beginning                                                      2,121,348              1,525,561
                                                                --------------------   --------------------
Net assets, ending                                              $          2,126,195   $          2,121,348
                                                                ====================   ====================

Units sold                                                                   935,399                643,167
Units redeemed                                                              (941,137)              (489,294)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,738)               153,873
Units outstanding, beginning                                               1,830,577              1,676,704
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,824,839              1,830,577
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,320,640
Cost of units redeemed/account charges                                                           (2,819,520)
Net investment income (loss)                                                                        (51,293)
Net realized gain (loss)                                                                            309,368
Realized gain distributions                                                                         306,296
Net change in unrealized appreciation (depreciation)                                                 60,704
                                                                                       --------------------
Net assets                                                                             $          2,126,195
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16             1,499   $         1,740              1.25%              0.2%
12/31/2013                        1.16             1,803             2,088              1.25%             27.4%
12/31/2012                        0.91             1,651             1,501              1.25%             20.1%
12/31/2011                        0.76             1,069               809              1.25%            -15.7%
12/31/2010                        0.90             1,073               964              1.25%             23.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18               311   $           368              1.00%              0.5%
12/31/2013                        1.18                17                20              1.00%             27.7%
12/31/2012                        0.92                17                15              1.00%             20.4%
12/31/2011                        0.77                 0                 0              1.00%            -15.5%
12/31/2010                        0.91                 0                 0              1.00%             23.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              0.7%
12/31/2013                        1.19                 0                 0              0.75%             28.0%
12/31/2012                        0.93                 0                 0              0.75%             20.7%
12/31/2011                        0.77                 0                 0              0.75%            -15.2%
12/31/2010                        0.91                 0                 0              0.75%             23.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%              1.0%
12/31/2013                        1.21                 0                 0              0.50%             28.3%
12/31/2012                        0.95                 0                 0              0.50%             21.0%
12/31/2011                        0.78                 0                 0              0.50%            -15.0%
12/31/2010                        0.92                 0                 0              0.50%             23.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%              1.2%
12/31/2013                        1.23                 0                 0              0.25%             28.6%
12/31/2012                        0.96                 0                 0              0.25%             21.3%
12/31/2011                        0.79                 0                 0              0.25%            -14.8%
12/31/2010                        0.93                 0                 0              0.25%             24.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                14   $            18              0.00%              1.5%
12/31/2013                        1.25                11                14              0.00%             29.0%
12/31/2012                        0.97                 9                 9              0.00%             21.6%
12/31/2011                        0.80                19                15              0.00%            -14.6%
12/31/2010                        0.93                16                15              0.00%             24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               1.4%
                2011               0.0%
                2010               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R4 CLASS - 399874841

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    39,215,387   $    30,244,464           926,518
                                                                         ===============   ===============
Receivables: investments sold                                   41,215
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    39,256,602
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,413,587        19,109,846   $          1.59
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.73
Band 0                                                       8,843,015         5,015,535              1.76
                                                       ---------------   ---------------
 Total                                                 $    39,256,602        24,125,381
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       125,499
Mortality & expense charges                                                                       (351,832)
                                                                                           ---------------
Net investment income (loss)                                                                      (226,333)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,564,650
Realized gain distributions                                                                      3,334,322
Net change in unrealized appreciation (depreciation)                                            (2,864,805)
                                                                                           ---------------
Net gain (loss)                                                                                  3,034,167
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,807,834
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (226,333)  $           (215,969)
Net realized gain (loss)                                                   2,564,650                905,383
Realized gain distributions                                                3,334,322              2,366,815
Net change in unrealized appreciation (depreciation)                      (2,864,805)             6,693,188
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,807,834              9,749,417
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,390,894              3,305,064
Cost of units redeemed                                                   (11,358,685)            (4,418,458)
Account charges                                                              (17,073)               (11,059)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,984,864)            (1,124,453)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (177,030)             8,624,964
Net assets, beginning                                                     39,433,632             30,808,668
                                                                --------------------   --------------------
Net assets, ending                                              $         39,256,602   $         39,433,632
                                                                ====================   ====================

Units sold                                                                 5,560,917              3,291,214
Units redeemed                                                            (7,657,489)            (4,185,298)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,096,572)              (894,084)
Units outstanding, beginning                                              26,221,953             27,116,037
                                                                --------------------   --------------------
Units outstanding, ending                                                 24,125,381             26,221,953
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         93,991,798
Cost of units redeemed/account charges                                                          (72,119,802)
Net investment income (loss)                                                                       (783,625)
Net realized gain (loss)                                                                          2,033,540
Realized gain distributions                                                                       7,163,768
Net change in unrealized appreciation (depreciation)                                              8,970,923
                                                                                       --------------------
Net assets                                                                             $         39,256,602
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59            19,110   $        30,414              1.25%              7.9%
12/31/2013                        1.48            20,772            30,640              1.25%             32.2%
12/31/2012                        1.12            21,046            23,489              1.25%             19.1%
12/31/2011                        0.94            33,456            31,363              1.25%             -6.0%
12/31/2010                        1.00            32,127            32,055              1.25%             10.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              1.00%              8.2%
12/31/2013                        1.50                 0                 0              1.00%             32.5%
12/31/2012                        1.13                 0                 0              1.00%             19.4%
12/31/2011                        0.95                 0                 0              1.00%             -5.8%
12/31/2010                        1.01                 0                 0              1.00%             11.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.75%              8.4%
12/31/2013                        1.53                 0                 0              0.75%             32.8%
12/31/2012                        1.15                 0                 0              0.75%             19.7%
12/31/2011                        0.96                 0                 0              0.75%             -5.6%
12/31/2010                        1.02                 0                 0              0.75%             11.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.50%              8.7%
12/31/2013                        1.56                 0                 0              0.50%             33.2%
12/31/2012                        1.17                 0                 0              0.50%             20.0%
12/31/2011                        0.97                 0                 0              0.50%             -5.3%
12/31/2010                        1.03                 0                 0              0.50%             11.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.25%              9.0%
12/31/2013                        1.58                 0                 0              0.25%             33.5%
12/31/2012                        1.19                 0                 0              0.25%             20.3%
12/31/2011                        0.99                 0                 0              0.25%             -5.1%
12/31/2010                        1.04                 0                 0              0.25%             12.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76             5,016   $         8,843              0.00%              9.3%
12/31/2013                        1.61             5,449             8,794              0.00%             33.8%
12/31/2012                        1.21             6,070             7,319              0.00%             20.6%
12/31/2011                        1.00             6,365             6,367              0.00%             -4.9%
12/31/2010                        1.05             7,262             7,635              0.00%             12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.3%
                2013               0.3%
                2012               0.7%
                2011               0.7%
                2010               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R3 CLASS - 399874858

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,404,030   $    17,000,896           533,187
                                                                         ===============   ===============
Receivables: investments sold                                      489
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    22,404,519
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,578,793        12,059,746   $          1.62
Band 100                                                     1,431,900           862,387              1.66
Band 75                                                             --                --              1.70
Band 50                                                            208               120              1.74
Band 25                                                             --                --              1.78
Band 0                                                       1,393,618           767,151              1.82
                                                       ---------------   ---------------
 Total                                                 $    22,404,519        13,689,404
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,179
Mortality & expense charges                                                                       (260,279)
                                                                                           ---------------
Net investment income (loss)                                                                      (254,100)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,862,665
Realized gain distributions                                                                      1,958,717
Net change in unrealized appreciation (depreciation)                                            (2,900,967)
                                                                                           ---------------
Net gain (loss)                                                                                  1,920,415
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,666,315
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (254,100)  $           (259,727)
Net realized gain (loss)                                                   2,862,665              1,225,265
Realized gain distributions                                                1,958,717              1,574,032
Net change in unrealized appreciation (depreciation)                      (2,900,967)             3,785,389
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,666,315              6,324,959
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,323,326              3,546,763
Cost of units redeemed                                                    (9,447,015)            (3,667,462)
Account charges                                                              (14,033)               (13,388)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,137,722)              (134,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,471,407)             6,190,872
Net assets, beginning                                                     25,875,926             19,685,054
                                                                --------------------   --------------------
Net assets, ending                                              $         22,404,519   $         25,875,926
                                                                ====================   ====================

Units sold                                                                 3,432,230              4,564,038
Units redeemed                                                            (6,773,811)            (4,641,194)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,341,581)               (77,156)
Units outstanding, beginning                                              17,030,985             17,108,141
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,689,404             17,030,985
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         51,240,071
Cost of units redeemed/account charges                                                          (41,989,123)
Net investment income (loss)                                                                       (992,983)
Net realized gain (loss)                                                                          4,843,885
Realized gain distributions                                                                       3,899,535
Net change in unrealized appreciation (depreciation)                                              5,403,134
                                                                                       --------------------
Net assets                                                                             $         22,404,519
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62            12,060   $        19,579              1.25%              7.6%
12/31/2013                        1.51            15,845            23,909              1.25%             31.8%
12/31/2012                        1.15            16,133            18,475              1.25%             18.7%
12/31/2011                        0.96            20,086            19,378              1.25%             -6.3%
12/31/2010                        1.03            19,454            20,034              1.25%             10.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66               862   $         1,432              1.00%              7.9%
12/31/2013                        1.54                92               142              1.00%             32.1%
12/31/2012                        1.17               102               119              1.00%             19.0%
12/31/2011                        0.98                98                96              1.00%             -6.1%
12/31/2010                        1.04                87                90              1.00%             10.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%              8.1%
12/31/2013                        1.57                 0                 0              0.75%             32.4%
12/31/2012                        1.19                 0                 0              0.75%             19.3%
12/31/2011                        0.99                 0                 0              0.75%             -5.9%
12/31/2010                        1.06                 0                 0              0.75%             11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.50%              8.4%
12/31/2013                        1.60                 0                 0              0.50%             32.8%
12/31/2012                        1.21                 0                 0              0.50%             19.6%
12/31/2011                        1.01                 0                 0              0.50%             -5.6%
12/31/2010                        1.07                73                78              0.50%             11.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.25%              8.7%
12/31/2013                        1.63                 0                 0              0.25%             33.1%
12/31/2012                        1.23                 0                 0              0.25%             19.9%
12/31/2011                        1.02                 0                 0              0.25%             -5.4%
12/31/2010                        1.08                 0                 0              0.25%             11.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82               767   $         1,394              0.00%              8.9%
12/31/2013                        1.67             1,094             1,824              0.00%             33.4%
12/31/2012                        1.25               873             1,091              0.00%             20.2%
12/31/2011                        1.04             1,054             1,096              0.00%             -5.1%
12/31/2010                        1.10             1,259             1,380              0.00%             12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.4%
                2010               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R4 CLASS - 939330841

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,108,044   $     5,407,078           153,273
                                                                         ===============   ===============
Receivables: investments sold                                  142,448
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,250,492
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,248,493         3,299,660   $          1.89
Band 100                                                            --                --              1.92
Band 75                                                             --                --              1.94
Band 50                                                             --                --              1.97
Band 25                                                             --                --              1.99
Band 0                                                           1,999               991              2.02
                                                       ---------------   ---------------
 Total                                                 $     6,250,492         3,300,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       100,035
Mortality & expense charges                                                                        (61,286)
                                                                                           ---------------
Net investment income (loss)                                                                        38,749
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           107,274
Realized gain distributions                                                                        268,808
Net change in unrealized appreciation (depreciation)                                                42,230
                                                                                           ---------------
Net gain (loss)                                                                                    418,312
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       457,061
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,749   $             41,611
Net realized gain (loss)                                                     107,274                 23,477
Realized gain distributions                                                  268,808                 87,606
Net change in unrealized appreciation (depreciation)                          42,230                676,096
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            457,061                828,790
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,406,982              3,390,025
Cost of units redeemed                                                    (1,134,567)            (1,477,232)
Account charges                                                               (2,548)                (1,477)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,269,867              1,911,316
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,726,928              2,740,106
Net assets, beginning                                                      4,523,564              1,783,458
                                                                --------------------   --------------------
Net assets, ending                                              $          6,250,492   $          4,523,564
                                                                ====================   ====================

Units sold                                                                 1,299,058              2,295,002
Units redeemed                                                              (620,641)            (1,018,873)
                                                                --------------------   --------------------
Net increase (decrease)                                                      678,417              1,276,129
Units outstanding, beginning                                               2,622,234              1,346,105
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,300,651              2,622,234
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          9,081,545
Cost of units redeemed/account charges                                                           (4,114,274)
Net investment income (loss)                                                                         89,755
Net realized gain (loss)                                                                            136,086
Realized gain distributions                                                                         356,414
Net change in unrealized appreciation (depreciation)                                                700,966
                                                                                       --------------------
Net assets                                                                             $          6,250,492
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89             3,300   $         6,248              1.25%              9.8%
12/31/2013                        1.73             2,622             4,524              1.25%             30.2%
12/31/2012                        1.32             1,346             1,783              1.25%             11.1%
12/31/2011                        1.19                 1                 1              1.25%              5.7%
12/31/2010                        1.13                 0                 0              1.25%             11.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              1.00%             10.0%
12/31/2013                        1.74                 0                 0              1.00%             30.5%
12/31/2012                        1.33                 0                 0              1.00%             11.4%
12/31/2011                        1.20                 0                 0              1.00%              5.9%
12/31/2010                        1.13                 0                 0              1.00%             12.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%             10.3%
12/31/2013                        1.76                 0                 0              0.75%             30.9%
12/31/2012                        1.35                 0                 0              0.75%             11.6%
12/31/2011                        1.20                 0                 0              0.75%              6.2%
12/31/2010                        1.13                 0                 0              0.75%             12.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.50%             10.6%
12/31/2013                        1.78                 0                 0              0.50%             31.2%
12/31/2012                        1.36                 0                 0              0.50%             11.9%
12/31/2011                        1.21                 0                 0              0.50%              6.5%
12/31/2010                        1.14                 0                 0              0.50%             12.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%             10.9%
12/31/2013                        1.80                 0                 0              0.25%             31.5%
12/31/2012                        1.37                 0                 0              0.25%             12.2%
12/31/2011                        1.22                 0                 0              0.25%              6.7%
12/31/2010                        1.14                 0                 0              0.25%             13.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 1   $             2              0.00%             11.2%
12/31/2013                        1.81                 0                 0              0.00%             31.8%
12/31/2012                        1.38                 0                 0              0.00%             12.5%
12/31/2011                        1.22                 0                 0              0.00%              7.0%
12/31/2010                        1.14                 0                 0              0.00%             13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.9%
                2013               2.6%
                2012               1.9%
                2011               2.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R3 CLASS - 939330858

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,612,035   $     3,231,348            89,031
                                                                         ===============   ===============
Receivables: investments sold                                    8,865
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,620,900
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,139,469         1,683,579   $          1.86
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.96
Band 0                                                         481,431           242,423              1.99
                                                       ---------------   ---------------
 Total                                                 $     3,620,900         1,926,002
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        50,583
Mortality & expense charges                                                                        (32,681)
                                                                                           ---------------
Net investment income (loss)                                                                        17,902
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,965
Realized gain distributions                                                                        169,265
Net change in unrealized appreciation (depreciation)                                                 1,430
                                                                                           ---------------
Net gain (loss)                                                                                    247,660
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       265,562
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,902   $             16,895
Net realized gain (loss)                                                      76,965                 39,982
Realized gain distributions                                                  169,265                 46,934
Net change in unrealized appreciation (depreciation)                           1,430                335,105
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            265,562                438,916
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,467,870              1,326,042
Cost of units redeemed                                                      (484,819)              (540,675)
Account charges                                                                 (748)                  (511)
                                                                --------------------   --------------------
Increase (decrease)                                                          982,303                784,856
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,247,865              1,223,772
Net assets, beginning                                                      2,373,035              1,149,263
                                                                --------------------   --------------------
Net assets, ending                                              $          3,620,900   $          2,373,035
                                                                ====================   ====================

Units sold                                                                   821,823                895,062
Units redeemed                                                              (285,011)              (379,538)
                                                                --------------------   --------------------
Net increase (decrease)                                                      536,812                515,524
Units outstanding, beginning                                               1,389,190                873,666
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,926,002              1,389,190
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,748,979
Cost of units redeemed/account charges                                                           (1,898,609)
Net investment income (loss)                                                                         44,730
Net realized gain (loss)                                                                            128,914
Realized gain distributions                                                                         216,199
Net change in unrealized appreciation (depreciation)                                                380,687
                                                                                       --------------------
Net assets                                                                             $          3,620,900
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86             1,684   $         3,139              1.25%              9.4%
12/31/2013                        1.70             1,319             2,248              1.25%             29.8%
12/31/2012                        1.31               820             1,076              1.25%             10.7%
12/31/2011                        1.19               270               321              1.25%              5.4%
12/31/2010                        1.13                 9                10              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              1.00%              9.7%
12/31/2013                        1.72                 0                 0              1.00%             30.2%
12/31/2012                        1.32                 0                 0              1.00%             11.0%
12/31/2011                        1.19                 0                 0              1.00%              5.6%
12/31/2010                        1.13                 0                 0              1.00%             11.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%             10.0%
12/31/2013                        1.74                 0                 0              0.75%             30.5%
12/31/2012                        1.33                 0                 0              0.75%             11.2%
12/31/2011                        1.20                 0                 0              0.75%              5.9%
12/31/2010                        1.13                 0                 0              0.75%             12.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%             10.3%
12/31/2013                        1.76                 0                 0              0.50%             30.8%
12/31/2012                        1.34                 0                 0              0.50%             11.5%
12/31/2011                        1.20                 0                 0              0.50%              6.1%
12/31/2010                        1.13                 0                 0              0.50%             12.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.25%             10.5%
12/31/2013                        1.77                 0                 0              0.25%             31.1%
12/31/2012                        1.35                 0                 0              0.25%             11.8%
12/31/2011                        1.21                 0                 0              0.25%              6.4%
12/31/2010                        1.14                 0                 0              0.25%             12.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99               242   $           481              0.00%             10.8%
12/31/2013                        1.79                70               125              0.00%             31.5%
12/31/2012                        1.36                54                73              0.00%             12.1%
12/31/2011                        1.22                 0                 0              0.00%              6.7%
12/31/2010                        1.14                 0                 0              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.7%
                2013               2.1%
                2012               2.1%
                2011               1.6%
                2010               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ARIEL APPRECIATION FUND INVESTOR CLASS - 040337206

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,489,298   $     2,284,554            46,484
                                                                         ===============   ===============
Receivables: investments sold                                    4,129
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,493,427
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,243,904           938,021   $          2.39
Band 100                                                            --                --              2.46
Band 75                                                             --                --              2.53
Band 50                                                             --                --              2.60
Band 25                                                             --                --              2.68
Band 0                                                         249,523            89,122              2.80
                                                       ---------------   ---------------
 Total                                                 $     2,493,427         1,027,143
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,269
Mortality & expense charges                                                                        (25,258)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,989)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            93,421
Realized gain distributions                                                                        253,022
Net change in unrealized appreciation (depreciation)                                              (167,622)
                                                                                           ---------------
Net gain (loss)                                                                                    178,821
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       170,832
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,989)  $               (948)
Net realized gain (loss)                                                      93,421                 53,931
Realized gain distributions                                                  253,022                110,644
Net change in unrealized appreciation (depreciation)                        (167,622)               277,213
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            170,832                440,840
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,021,438                893,125
Cost of units redeemed                                                      (508,121)              (167,732)
Account charges                                                                 (622)                  (213)
                                                                --------------------   --------------------
Increase (decrease)                                                          512,695                725,180
                                                                --------------------   --------------------
Net increase (decrease)                                                      683,527              1,166,020
Net assets, beginning                                                      1,809,900                643,880
                                                                --------------------   --------------------
Net assets, ending                                              $          2,493,427   $          1,809,900
                                                                ====================   ====================

Units sold                                                                   457,985                470,385
Units redeemed                                                              (224,630)               (91,717)
                                                                --------------------   --------------------
Net increase (decrease)                                                      233,355                378,668
Units outstanding, beginning                                                 793,788                415,120
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,027,143                793,788
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,882,507
Cost of units redeemed/account charges                                                           (4,356,074)
Net investment income (loss)                                                                        (98,651)
Net realized gain (loss)                                                                             52,720
Realized gain distributions                                                                         808,181
Net change in unrealized appreciation (depreciation)                                                204,744
                                                                                       --------------------
Net assets                                                                             $          2,493,427
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39               938   $         2,244              1.25%              6.8%
12/31/2013                        2.24               702             1,572              1.25%             44.4%
12/31/2012                        1.55               415               644              1.25%             17.9%
12/31/2011                        1.32               449               591              1.25%             -8.5%
12/31/2010                        1.44               456               655              1.25%             18.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.46                 0   $             0              1.00%              7.1%
12/31/2013                        2.30                 0                 0              1.00%             44.8%
12/31/2012                        1.59                 0                 0              1.00%             18.2%
12/31/2011                        1.34                 0                 0              1.00%             -8.3%
12/31/2010                        1.46                 0                 0              1.00%             18.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.53                 0   $             0              0.75%              7.3%
12/31/2013                        2.36                 0                 0              0.75%             45.1%
12/31/2012                        1.62                 0                 0              0.75%             18.5%
12/31/2011                        1.37                 0                 0              0.75%             -8.0%
12/31/2010                        1.49                 0                 0              0.75%             18.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.60                 0   $             0              0.50%              7.6%
12/31/2013                        2.42                 0                 0              0.50%             45.5%
12/31/2012                        1.66                 0                 0              0.50%             18.8%
12/31/2011                        1.40                 0                 0              0.50%             -7.8%
12/31/2010                        1.52                 0                 0              0.50%             19.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.68                 0   $             0              0.25%              7.9%
12/31/2013                        2.48                 0                 0              0.25%             45.8%
12/31/2012                        1.70                 0                 0              0.25%             19.1%
12/31/2011                        1.43                 0                 0              0.25%             -7.6%
12/31/2010                        1.55                 0                 0              0.25%             19.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.80                89   $           250              0.00%              8.2%
12/31/2013                        2.59                92               238              0.00%             46.2%
12/31/2012                        1.77                 0                 0              0.00%             19.4%
12/31/2011                        1.48                 0                 0              0.00%             -7.3%
12/31/2010                        1.60                 0                 0              0.00%             19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.8%
                2013               1.1%
                2012               0.8%
                2011               0.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      ARIEL FUND INVESTOR CLASS - 040337107

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,179,350   $       863,294            16,401
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,404)
                                                       ---------------
Net assets                                             $     1,177,946
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,177,946           517,051   $          2.28
Band 100                                                            --                --              2.34
Band 75                                                             --                --              2.41
Band 50                                                             --                --              2.48
Band 25                                                             --                --              2.55
Band 0                                                              --                --              2.67
                                                       ---------------   ---------------
 Total                                                 $     1,177,946           517,051
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,467
Mortality & expense charges                                                                        (13,350)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,609
Realized gain distributions                                                                        135,652
Net change in unrealized appreciation (depreciation)                                               (51,096)
                                                                                           ---------------
Net gain (loss)                                                                                    109,165
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       102,282
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,883)  $             (6,639)
Net realized gain (loss)                                                      24,609                230,635
Realized gain distributions                                                  135,652                     --
Net change in unrealized appreciation (depreciation)                         (51,096)               131,489
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            102,282                355,485
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     129,045                152,505
Cost of units redeemed                                                       (85,136)              (464,914)
Account charges                                                                 (348)                  (154)
                                                                --------------------   --------------------
Increase (decrease)                                                           43,561               (312,563)
                                                                --------------------   --------------------
Net increase (decrease)                                                      145,843                 42,922
Net assets, beginning                                                      1,032,103                989,181
                                                                --------------------   --------------------
Net assets, ending                                              $          1,177,946   $          1,032,103
                                                                ====================   ====================

Units sold                                                                    61,663                163,872
Units redeemed                                                               (41,018)              (347,243)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,645               (183,371)
Units outstanding, beginning                                                 496,406                679,777
                                                                --------------------   --------------------
Units outstanding, ending                                                    517,051                496,406
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,675,542
Cost of units redeemed/account charges                                                           (4,288,858)
Net investment income (loss)                                                                       (107,938)
Net realized gain (loss)                                                                             69,365
Realized gain distributions                                                                         513,779
Net change in unrealized appreciation (depreciation)                                                316,056
                                                                                       --------------------
Net assets                                                                             $          1,177,946
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28               517   $         1,178              1.25%              9.6%
12/31/2013                        2.08               496             1,032              1.25%             42.9%
12/31/2012                        1.46               680               989              1.25%             18.8%
12/31/2011                        1.22               596               730              1.25%            -12.4%
12/31/2010                        1.40               620               867              1.25%             24.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.34                 0   $             0              1.00%              9.8%
12/31/2013                        2.13                 0                 0              1.00%             43.2%
12/31/2012                        1.49                 0                 0              1.00%             19.1%
12/31/2011                        1.25                 0                 0              1.00%            -12.2%
12/31/2010                        1.42                 0                 0              1.00%             24.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.41                 0   $             0              0.75%             10.1%
12/31/2013                        2.19                 0                 0              0.75%             43.6%
12/31/2012                        1.52                 0                 0              0.75%             19.4%
12/31/2011                        1.28                 0                 0              0.75%            -12.0%
12/31/2010                        1.45                 0                 0              0.75%             25.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.48                 0   $             0              0.50%             10.4%
12/31/2013                        2.25                 0                 0              0.50%             44.0%
12/31/2012                        1.56                 0                 0              0.50%             19.7%
12/31/2011                        1.30                 0                 0              0.50%            -11.8%
12/31/2010                        1.48                 0                 0              0.50%             25.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.55                 0   $             0              0.25%             10.7%
12/31/2013                        2.30                 0                 0              0.25%             44.3%
12/31/2012                        1.60                 0                 0              0.25%             20.0%
12/31/2011                        1.33                 0                 0              0.25%            -11.6%
12/31/2010                        1.50                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.67                 0   $             0              0.00%             11.0%
12/31/2013                        2.40                 0                 0              0.00%             44.7%
12/31/2012                        1.66                 0                 0              0.00%             20.3%
12/31/2011                        1.38                 0                 0              0.00%            -11.3%
12/31/2010                        1.56                 0                 0              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.6%
                2013               0.6%
                2012               1.1%
                2011               0.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AVE MARIA CATHOLIC VALUES FUND - 808530208

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       121,686   $       129,383             6,098
                                                                         ===============   ===============
Receivables: investments sold                                      102
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       121,788
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       121,788           123,096   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $       121,788           123,096
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (267)
                                                                                           ---------------
Net investment income (loss)                                                                          (267)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                         10,355
Net change in unrealized appreciation (depreciation)                                                (7,697)
                                                                                           ---------------
Net gain (loss)                                                                                      2,656
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,389
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (267)  $                 --
Net realized gain (loss)                                                          (2)                    --
Realized gain distributions                                                   10,355                     --
Net change in unrealized appreciation (depreciation)                          (7,697)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,389                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     119,725                     --
Cost of units redeemed                                                          (326)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          119,399                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      121,788                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            121,788   $                 --
                                                                ====================   ====================

Units sold                                                                   123,432                     --
Units redeemed                                                                  (336)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      123,096                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    123,096                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            119,725
Cost of units redeemed/account charges                                                                 (326)
Net investment income (loss)                                                                           (267)
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                          10,355
Net change in unrealized appreciation (depreciation)                                                 (7,697)
                                                                                       --------------------
Net assets                                                                             $            121,788
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99               123   $           122              1.25%             -1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -0.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        AVE MARIA GROWTH FUND - 808530307

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       165,468   $       178,903             5,864
                                                                         ===============   ===============
Receivables: investments sold                                      138
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       165,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       165,606           154,425   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $       165,606           154,425
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (363)
                                                                                           ---------------
Net investment income (loss)                                                                          (363)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                         21,690
Net change in unrealized appreciation (depreciation)                                               (13,435)
                                                                                           ---------------
Net gain (loss)                                                                                      8,257
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,894
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (363)  $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                   21,690                     --
Net change in unrealized appreciation (depreciation)                         (13,435)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,894                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     158,203                     --
Cost of units redeemed                                                          (491)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          157,712                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      165,606                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            165,606   $                 --
                                                                ====================   ====================

Units sold                                                                   154,893                     --
Units redeemed                                                                  (468)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      154,425                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    154,425                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            158,203
Cost of units redeemed/account charges                                                                 (491)
Net investment income (loss)                                                                           (363)
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                          21,690
Net change in unrealized appreciation (depreciation)                                                (13,435)
                                                                                       --------------------
Net assets                                                                             $            165,606
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07               154   $           166              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%              7.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.00%              7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     AVE MARIA OPPORTUNITY FUND - 808530703

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       119,794   $       130,504             9,908
                                                                         ===============   ===============
Receivables: investments sold                                      100
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       119,894
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       119,894           137,680   $          0.87
Band 100                                                            --                --              0.87
Band 75                                                             --                --              0.87
Band 50                                                             --                --              0.87
Band 25                                                             --                --              0.88
Band 0                                                              --                --              0.88
                                                       ---------------   ---------------
 Total                                                 $       119,894           137,680
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (336)
                                                                                           ---------------
Net investment income (loss)                                                                          (336)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (74)
Realized gain distributions                                                                          7,866
Net change in unrealized appreciation (depreciation)                                               (10,710)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,918)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,254)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (336)  $                 --
Net realized gain (loss)                                                         (74)                    --
Realized gain distributions                                                    7,866                     --
Net change in unrealized appreciation (depreciation)                         (10,710)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,254)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     123,844                     --
Cost of units redeemed                                                          (696)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          123,148                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      119,894                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            119,894   $                 --
                                                                ====================   ====================

Units sold                                                                   139,020                     --
Units redeemed                                                                (1,340)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      137,680                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    137,680                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            123,844
Cost of units redeemed/account charges                                                                 (696)
Net investment income (loss)                                                                           (336)
Net realized gain (loss)                                                                                (74)
Realized gain distributions                                                                           7,866
Net change in unrealized appreciation (depreciation)                                                (10,710)
                                                                                       --------------------
Net assets                                                                             $            119,894
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87               138   $           120              1.25%            -12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                 0   $             0              1.00%            -12.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                 0   $             0              0.75%            -12.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                 0   $             0              0.50%            -12.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.88                 0   $             0              0.25%            -12.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.88                 0   $             0              0.00%            -12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AVE MARIA RISING DIVIDEND FUND - 808530604

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       336,186   $       352,724            18,988
                                                                         ===============   ===============
Receivables: investments sold                                      282
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       336,468
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       336,468           329,544   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $       336,468           329,544
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,450
Mortality & expense charges                                                                           (865)
                                                                                           ---------------
Net investment income (loss)                                                                           585
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,268)
Realized gain distributions                                                                         22,868
Net change in unrealized appreciation (depreciation)                                               (16,538)
                                                                                           ---------------
Net gain (loss)                                                                                      5,062
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,647
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                585   $                 --
Net realized gain (loss)                                                      (1,268)                    --
Realized gain distributions                                                   22,868                     --
Net change in unrealized appreciation (depreciation)                         (16,538)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,647                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     356,195                     --
Cost of units redeemed                                                       (25,374)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          330,821                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      336,468                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            336,468   $                 --
                                                                ====================   ====================

Units sold                                                                   356,354                     --
Units redeemed                                                               (26,810)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      329,544                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    329,544                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            356,195
Cost of units redeemed/account charges                                                              (25,374)
Net investment income (loss)                                                                            585
Net realized gain (loss)                                                                             (1,268)
Realized gain distributions                                                                          22,868
Net change in unrealized appreciation (depreciation)                                                (16,538)
                                                                                       --------------------
Net assets                                                                             $            336,468
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02               330   $           336              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.25%              2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     AVE MARIA WORLD EQUITY FUND - 808530802

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        68,897   $        73,395             5,215
                                                                         ===============   ===============
Receivables: investments sold                                       57
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        68,954
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        68,954            71,978   $          0.96
Band 100                                                            --                --              0.96
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.96
Band 25                                                             --                --              0.96
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $        68,954            71,978
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           188
Mortality & expense charges                                                                           (179)
                                                                                           ---------------
Net investment income (loss)                                                                             9
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (3)
Realized gain distributions                                                                          3,545
Net change in unrealized appreciation (depreciation)                                                (4,498)
                                                                                           ---------------
Net gain (loss)                                                                                       (956)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (947)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  9   $                 --
Net realized gain (loss)                                                          (3)                    --
Realized gain distributions                                                    3,545                     --
Net change in unrealized appreciation (depreciation)                          (4,498)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (947)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      70,174                     --
Cost of units redeemed                                                          (273)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           69,901                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       68,954                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             68,954   $                 --
                                                                ====================   ====================

Units sold                                                                    72,261                     --
Units redeemed                                                                  (283)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       71,978                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     71,978                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             70,174
Cost of units redeemed/account charges                                                                 (273)
Net investment income (loss)                                                                              9
Net realized gain (loss)                                                                                 (3)
Realized gain distributions                                                                           3,545
Net change in unrealized appreciation (depreciation)                                                 (4,498)
                                                                                       --------------------
Net assets                                                                             $             68,954
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                72   $            69              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 0   $             0              1.00%             -4.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 0   $             0              0.75%             -4.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 0   $             0              0.50%             -3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 0   $             0              0.25%             -3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 0   $             0              0.00%             -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        BLACKROCK GLOBAL ALLOCATION FUND INSTITUTIONAL CLASS - 09251T509

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,546,808   $     2,646,417           128,261
                                                                         ===============   ===============
Receivables: investments sold                                    1,738
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,548,546
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,548,546         1,621,893   $          1.57
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.66
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $     2,548,546         1,621,893
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        54,450
Mortality & expense charges                                                                        (22,540)
                                                                                           ---------------
Net investment income (loss)                                                                        31,910
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,239
Realized gain distributions                                                                        174,761
Net change in unrealized appreciation (depreciation)                                              (210,623)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,623)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,287
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,910   $              4,940
Net realized gain (loss)                                                       9,239                 16,955
Realized gain distributions                                                  174,761                 62,793
Net change in unrealized appreciation (depreciation)                        (210,623)                66,481
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,287                151,169
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,261,313                862,644
Cost of units redeemed                                                      (203,468)              (441,736)
Account charges                                                                 (483)                  (202)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,057,362                420,706
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,062,649                571,875
Net assets, beginning                                                      1,485,897                914,022
                                                                --------------------   --------------------
Net assets, ending                                              $          2,548,546   $          1,485,897
                                                                ====================   ====================

Units sold                                                                   800,692                596,421
Units redeemed                                                              (132,737)              (307,255)
                                                                --------------------   --------------------
Net increase (decrease)                                                      667,955                289,166
Units outstanding, beginning                                                 953,938                664,772
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,621,893                953,938
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,189,818
Cost of units redeemed/account charges                                                             (864,039)
Net investment income (loss)                                                                         46,023
Net realized gain (loss)                                                                             32,430
Realized gain distributions                                                                         243,923
Net change in unrealized appreciation (depreciation)                                                (99,609)
                                                                                       --------------------
Net assets                                                                             $          2,548,546
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57             1,622   $         2,549              1.25%              0.9%
12/31/2013                        1.56               954             1,486              1.25%             13.3%
12/31/2012                        1.37               665               914              1.25%              9.0%
12/31/2011                        1.26               506               639              1.25%             -4.6%
12/31/2010                        1.32               258               341              1.25%              8.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              1.00%              1.1%
12/31/2013                        1.58                 0                 0              1.00%             13.6%
12/31/2012                        1.39                 0                 0              1.00%              9.2%
12/31/2011                        1.27                 0                 0              1.00%             -4.4%
12/31/2010                        1.33                 0                 0              1.00%              9.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.75%              1.4%
12/31/2013                        1.59                 0                 0              0.75%             13.9%
12/31/2012                        1.40                 0                 0              0.75%              9.5%
12/31/2011                        1.28                 0                 0              0.75%             -4.1%
12/31/2010                        1.33                 0                 0              0.75%              9.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.50%              1.6%
12/31/2013                        1.61                 0                 0              0.50%             14.1%
12/31/2012                        1.41                 0                 0              0.50%              9.8%
12/31/2011                        1.29                 0                 0              0.50%             -3.9%
12/31/2010                        1.34                 0                 0              0.50%              9.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.25%              1.9%
12/31/2013                        1.63                 0                 0              0.25%             14.4%
12/31/2012                        1.43                 0                 0              0.25%             10.1%
12/31/2011                        1.30                 0                 0              0.25%             -3.7%
12/31/2010                        1.35                 0                 0              0.25%              9.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.00%              2.1%
12/31/2013                        1.65                 0                 0              0.00%             14.7%
12/31/2012                        1.44                 0                 0              0.00%             10.3%
12/31/2011                        1.30                 0                 0              0.00%             -3.4%
12/31/2010                        1.35                 0                 0              0.00%             10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.7%
      2013          1.6%
      2012          1.6%
      2011          2.1%
      2010          2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               BLACKROCK GNMA PORTFOLIO SERVICE CLASS - 091929711

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,006,491   $       996,892           100,633
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,215)
                                                       ---------------
Net assets                                             $       997,276
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       997,276           985,329   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $       997,276           985,329
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,899
Mortality & expense charges                                                                        (10,889)
                                                                                           ---------------
Net investment income (loss)                                                                         7,010
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,119
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,638
                                                                                           ---------------
Net gain (loss)                                                                                     20,757
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,767
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,010   $                128
Net realized gain (loss)                                                      10,119                    (54)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,638                 (1,039)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,767                   (965)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,968,724                160,793
Cost of units redeemed                                                    (1,157,282)                (1,192)
Account charges                                                                 (530)                   (39)
                                                                --------------------   --------------------
Increase (decrease)                                                          810,912                159,562
                                                                --------------------   --------------------
Net increase (decrease)                                                      838,679                158,597
Net assets, beginning                                                        158,597                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            997,276   $            158,597
                                                                ====================   ====================

Units sold                                                                 1,980,468                165,166
Units redeemed                                                            (1,159,053)                (1,252)
                                                                --------------------   --------------------
Net increase (decrease)                                                      821,415                163,914
Units outstanding, beginning                                                 163,914                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    985,329                163,914
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,129,517
Cost of units redeemed/account charges                                                           (1,159,043)
Net investment income (loss)                                                                          7,138
Net realized gain (loss)                                                                             10,065
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  9,599
                                                                                       --------------------
Net assets                                                                             $            997,276
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01               985   $           997              1.25%              4.6%
12/31/2013                        0.97               164               159              1.25%             -4.2%
12/31/2012                        1.01                 0                 0              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              4.9%
12/31/2013                        0.97                 0                 0              1.00%             -4.0%
12/31/2012                        1.01                 0                 0              1.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.75%              5.1%
12/31/2013                        0.98                 0                 0              0.75%             -3.7%
12/31/2012                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.50%              5.4%
12/31/2013                        0.98                 0                 0              0.50%             -3.5%
12/31/2012                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%              5.7%
12/31/2013                        0.98                 0                 0              0.25%             -3.2%
12/31/2012                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              5.9%
12/31/2013                        0.99                 0                 0              0.00%             -3.0%
12/31/2012                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          0.3%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         BLACKROCK EQUITY DIVIDEND FUND INSTITUTIONAL CLASS - 09251M504

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,248,039   $     8,083,649           330,121
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,499)
                                                       ---------------
Net assets                                             $     8,236,540
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,236,540         5,732,207   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $     8,236,540         5,732,207
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       134,760
Mortality & expense charges                                                                        (81,422)
                                                                                           ---------------
Net investment income (loss)                                                                        53,338
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           158,913
Realized gain distributions                                                                        342,957
Net change in unrealized appreciation (depreciation)                                               (12,799)
                                                                                           ---------------
Net gain (loss)                                                                                    489,071
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       542,409
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             53,338   $              9,698
Net realized gain (loss)                                                     158,913                  3,199
Realized gain distributions                                                  342,957                  2,237
Net change in unrealized appreciation (depreciation)                         (12,799)               179,057
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            542,409                194,191
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,105,402              8,118,890
Cost of units redeemed                                                    (6,819,429)            (4,006,317)
Account charges                                                              (21,340)                (4,687)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,264,633              4,107,886
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,807,042              4,302,077
Net assets, beginning                                                      4,429,498                127,421
                                                                --------------------   --------------------
Net assets, ending                                              $          8,236,540   $          4,429,498
                                                                ====================   ====================

Units sold                                                                 7,779,410              6,325,878
Units redeemed                                                            (5,376,151)            (3,114,832)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,403,259              3,211,046
Units outstanding, beginning                                               3,328,948                117,902
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,732,207              3,328,948
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,645,567
Cost of units redeemed/account charges                                                          (11,144,729)
Net investment income (loss)                                                                         64,627
Net realized gain (loss)                                                                            161,457
Realized gain distributions                                                                         345,228
Net change in unrealized appreciation (depreciation)                                                164,390
                                                                                       --------------------
Net assets                                                                             $          8,236,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44             5,732   $         8,237              1.25%              8.0%
12/31/2013                        1.33             3,329             4,429              1.25%             23.1%
12/31/2012                        1.08               118               127              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              8.3%
12/31/2013                        1.34                 0                 0              1.00%             23.4%
12/31/2012                        1.08                 0                 0              1.00%              8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%              8.5%
12/31/2013                        1.34                 0                 0              0.75%             23.7%
12/31/2012                        1.08                 0                 0              0.75%              8.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.50%              8.8%
12/31/2013                        1.35                 0                 0              0.50%             24.0%
12/31/2012                        1.09                 0                 0              0.50%              8.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.25%              9.1%
12/31/2013                        1.35                 0                 0              0.25%             24.4%
12/31/2012                        1.09                 0                 0              0.25%              8.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.00%              9.3%
12/31/2013                        1.36                 0                 0              0.00%             24.7%
12/31/2012                        1.09                 0                 0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          0.7%
      2012          3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO INSTITUTIONAL CLASS - 091928101

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       143,042   $       165,571             7,740
                                                                         ===============   ===============
Receivables: investments sold                                       87
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       143,129
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       143,129            58,232   $          2.46
Band 100                                                            --                --              2.49
Band 75                                                             --                --              2.53
Band 50                                                             --                --              2.56
Band 25                                                             --                --              2.60
Band 0                                                              --                --              2.64
                                                       ---------------   ---------------
 Total                                                 $       143,129            58,232
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,737)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,737)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (104,598)
Realized gain distributions                                                                         30,033
Net change in unrealized appreciation (depreciation)                                                48,473
                                                                                           ---------------
Net gain (loss)                                                                                    (26,092)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (29,829)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,737)  $            (18,316)
Net realized gain (loss)                                                    (104,598)               210,101
Realized gain distributions                                                   30,033                359,783
Net change in unrealized appreciation (depreciation)                          48,473                (34,718)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (29,829)               516,850
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      43,877                432,728
Cost of units redeemed                                                      (995,001)            (1,177,118)
Account charges                                                                   (3)                  (345)
                                                                --------------------   --------------------
Increase (decrease)                                                         (951,127)              (744,735)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (980,956)              (227,885)
Net assets, beginning                                                      1,124,085              1,351,970
                                                                --------------------   --------------------
Net assets, ending                                              $            143,129   $          1,124,085
                                                                ====================   ====================

Units sold                                                                    17,867                216,180
Units redeemed                                                              (420,834)              (551,046)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (402,967)              (334,866)
Units outstanding, beginning                                                 461,199                796,065
                                                                --------------------   --------------------
Units outstanding, ending                                                     58,232                461,199
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,296,032
Cost of units redeemed/account charges                                                           (3,847,908)
Net investment income (loss)                                                                        (44,854)
Net realized gain (loss)                                                                            203,234
Realized gain distributions                                                                         559,154
Net change in unrealized appreciation (depreciation)                                                (22,529)
                                                                                       --------------------
Net assets                                                                             $            143,129
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.46                58   $           143              1.25%              0.8%
12/31/2013                        2.44               461             1,124              1.25%             43.5%
12/31/2012                        1.70               796             1,352              1.25%              9.7%
12/31/2011                        1.55               746             1,156              1.25%             -1.0%
12/31/2010                        1.56               241               377              1.25%             21.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.49                 0   $             0              1.00%              1.1%
12/31/2013                        2.47                 0                 0              1.00%             43.9%
12/31/2012                        1.71                 0                 0              1.00%             10.0%
12/31/2011                        1.56                 0                 0              1.00%             -0.8%
12/31/2010                        1.57                 0                 0              1.00%             21.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.53                 0   $             0              0.75%              1.4%
12/31/2013                        2.49                 0                 0              0.75%             44.2%
12/31/2012                        1.73                 0                 0              0.75%             10.2%
12/31/2011                        1.57                 0                 0              0.75%             -0.5%
12/31/2010                        1.58                 0                 0              0.75%             22.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.56                 0   $             0              0.50%              1.6%
12/31/2013                        2.52                 0                 0              0.50%             44.6%
12/31/2012                        1.75                 0                 0              0.50%             10.5%
12/31/2011                        1.58                 0                 0              0.50%             -0.3%
12/31/2010                        1.58                 0                 0              0.50%             22.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.60                 0   $             0              0.25%              1.9%
12/31/2013                        2.55                 0                 0              0.25%             45.0%
12/31/2012                        1.76                 0                 0              0.25%             10.8%
12/31/2011                        1.59                 0                 0              0.25%              0.0%
12/31/2010                        1.59                 0                 0              0.25%             22.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64                 0   $             0              0.00%              2.1%
12/31/2013                        2.58                 0                 0              0.00%             45.3%
12/31/2012                        1.78                 0                 0              0.00%             11.1%
12/31/2011                        1.60                 0                 0              0.00%              0.2%
12/31/2010                        1.60                 0                 0              0.00%             23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.3%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              BLACKROCK GLOBAL ALLOCATION FUND R CLASS - 09251T400

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,695,183   $     4,764,016           247,865
                                                                         ===============   ===============
Receivables: investments sold                                   14,266
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,709,449
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,029,955         2,655,626   $          1.52
Band 100                                                       228,087           148,189              1.54
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.61
Band 0                                                         451,407           277,118              1.63
                                                       ---------------   ---------------
 Total                                                 $     4,709,449         3,080,933
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        88,304
Mortality & expense charges                                                                        (49,785)
                                                                                           ---------------
Net investment income (loss)                                                                        38,519
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,765
Realized gain distributions                                                                        333,536
Net change in unrealized appreciation (depreciation)                                              (400,153)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,852)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,667
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,519   $             (5,051)
Net realized gain (loss)                                                      44,765                 48,155
Realized gain distributions                                                  333,536                184,585
Net change in unrealized appreciation (depreciation)                        (400,153)               209,792
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,667                437,481
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,203,405              1,357,424
Cost of units redeemed                                                      (722,707)              (748,076)
Account charges                                                               (6,011)                (2,776)
                                                                --------------------   --------------------
Increase (decrease)                                                          474,687                606,572
                                                                --------------------   --------------------
Net increase (decrease)                                                      491,354              1,044,053
Net assets, beginning                                                      4,218,095              3,174,042
                                                                --------------------   --------------------
Net assets, ending                                              $          4,709,449   $          4,218,095
                                                                ====================   ====================

Units sold                                                                   953,662              1,014,720
Units redeemed                                                              (643,196)              (593,802)
                                                                --------------------   --------------------
Net increase (decrease)                                                      310,466                420,918
Units outstanding, beginning                                               2,770,467              2,349,549
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,080,933              2,770,467
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,947,527
Cost of units redeemed/account charges                                                           (2,860,810)
Net investment income (loss)                                                                         47,115
Net realized gain (loss)                                                                            103,424
Realized gain distributions                                                                         541,026
Net change in unrealized appreciation (depreciation)                                                (68,833)
                                                                                       --------------------
Net assets                                                                             $          4,709,449
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52             2,656   $         4,030              1.25%              0.3%
12/31/2013                        1.51             2,501             3,785              1.25%             12.6%
12/31/2012                        1.34             2,098             2,820              1.25%              8.3%
12/31/2011                        1.24             1,462             1,815              1.25%             -5.2%
12/31/2010                        1.31               593               777              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               148   $           228              1.00%              0.5%
12/31/2013                        1.53                 0                 0              1.00%             12.9%
12/31/2012                        1.36                 0                 0              1.00%              8.5%
12/31/2011                        1.25                 0                 0              1.00%             -5.0%
12/31/2010                        1.32                 0                 0              1.00%              8.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.75%              0.8%
12/31/2013                        1.55                 0                 0              0.75%             13.2%
12/31/2012                        1.37                 0                 0              0.75%              8.8%
12/31/2011                        1.26                 0                 0              0.75%             -4.7%
12/31/2010                        1.32                 0                 0              0.75%              8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.50%              1.0%
12/31/2013                        1.57                 0                 0              0.50%             13.5%
12/31/2012                        1.38                 0                 0              0.50%              9.1%
12/31/2011                        1.27                 0                 0              0.50%             -4.5%
12/31/2010                        1.33                 0                 0              0.50%              8.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.25%              1.3%
12/31/2013                        1.59                 0                 0              0.25%             13.7%
12/31/2012                        1.39                 0                 0              0.25%              9.3%
12/31/2011                        1.28                 0                 0              0.25%             -4.3%
12/31/2010                        1.33                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63               277   $           451              0.00%              1.5%
12/31/2013                        1.60               270               433              0.00%             14.0%
12/31/2012                        1.41               251               354              0.00%              9.6%
12/31/2011                        1.28               233               299              0.00%             -4.0%
12/31/2010                        1.34               228               304              0.00%              9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          1.0%
      2012          1.0%
      2011          1.8%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  CALVERT EQUITY PORTFOLIO A CLASS - 131618308

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,642,450   $     3,022,642            75,169
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,515)
                                                       ---------------
Net assets                                             $     3,638,935
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,172,078         1,575,819   $          2.01
Band 100                                                        62,611            30,242              2.07
Band 75                                                             --                --              2.13
Band 50                                                         82,744            37,779              2.19
Band 25                                                             --                --              2.25
Band 0                                                         321,502           136,469              2.36
                                                       ---------------   ---------------
 Total                                                 $     3,638,935         1,780,309
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,363
Mortality & expense charges                                                                        (37,997)
                                                                                           ---------------
Net investment income (loss)                                                                       (36,634)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           151,763
Realized gain distributions                                                                        328,381
Net change in unrealized appreciation (depreciation)                                              (121,942)
                                                                                           ---------------
Net gain (loss)                                                                                    358,202
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       321,568
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (36,634)  $            (29,711)
Net realized gain (loss)                                                     151,763                117,814
Realized gain distributions                                                  328,381                134,991
Net change in unrealized appreciation (depreciation)                        (121,942)               540,188
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            321,568                763,282
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     652,436                877,279
Cost of units redeemed                                                      (742,740)              (975,964)
Account charges                                                                 (991)                  (853)
                                                                --------------------   --------------------
Increase (decrease)                                                          (91,295)               (99,538)
                                                                --------------------   --------------------
Net increase (decrease)                                                      230,273                663,744
Net assets, beginning                                                      3,408,662              2,744,918
                                                                --------------------   --------------------
Net assets, ending                                              $          3,638,935   $          3,408,662
                                                                ====================   ====================

Units sold                                                                   354,482                553,285
Units redeemed                                                              (409,512)              (611,772)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (55,030)               (58,487)
Units outstanding, beginning                                               1,835,339              1,893,826
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,780,309              1,835,339
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,921,081
Cost of units redeemed/account charges                                                           (4,744,481)
Net investment income (loss)                                                                       (147,844)
Net realized gain (loss)                                                                            366,005
Realized gain distributions                                                                         624,366
Net change in unrealized appreciation (depreciation)                                                619,808
                                                                                       --------------------
Net assets                                                                             $          3,638,935
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01             1,576   $         3,172              1.25%              9.7%
12/31/2013                        1.84             1,695             3,111              1.25%             28.8%
12/31/2012                        1.43             1,665             2,372              1.25%             14.1%
12/31/2011                        1.25             1,160             1,449              1.25%             -3.4%
12/31/2010                        1.29               567               734              1.25%             15.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                30   $            63              1.00%              9.9%
12/31/2013                        1.88                 0                 0              1.00%             29.1%
12/31/2012                        1.46                 0                 0              1.00%             14.4%
12/31/2011                        1.28                 0                 0              1.00%             -3.2%
12/31/2010                        1.32                 0                 0              1.00%             16.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.75%             10.2%
12/31/2013                        1.93                 0                 0              0.75%             29.4%
12/31/2012                        1.49                 0                 0              0.75%             14.7%
12/31/2011                        1.30                 0                 0              0.75%             -3.0%
12/31/2010                        1.34                 0                 0              0.75%             16.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                38   $            83              0.50%             10.5%
12/31/2013                        1.98                 3                 5              0.50%             29.8%
12/31/2012                        1.53                 2                 4              0.50%             14.9%
12/31/2011                        1.33                 2                 3              0.50%             -2.7%
12/31/2010                        1.37                 0                 0              0.50%             16.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              0.25%             10.8%
12/31/2013                        2.03                 0                 0              0.25%             30.1%
12/31/2012                        1.56                 0                 0              0.25%             15.2%
12/31/2011                        1.36                 0                 0              0.25%             -2.5%
12/31/2010                        1.39                 0                 0              0.25%             16.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36               136   $           322              0.00%             11.0%
12/31/2013                        2.12               137               292              0.00%             30.4%
12/31/2012                        1.63               227               369              0.00%             15.5%
12/31/2011                        1.41                 0                 0              0.00%             -2.2%
12/31/2010                        1.44                 0                 0              0.00%             17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.1%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     CALVERT INCOME FUND A CLASS - 131582207

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       862,738   $       863,723            52,891
                                                                         ===============   ===============
Receivables: investments sold                                    1,515
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       864,253
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       864,253           570,198   $          1.52
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.70
Band 0                                                              --                --              1.77
                                                       ---------------   ---------------
 Total                                                 $       864,253           570,198
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        28,874
Mortality & expense charges                                                                        (12,472)
                                                                                           ---------------
Net investment income (loss)                                                                        16,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               454
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                18,528
                                                                                           ---------------
Net gain (loss)                                                                                     18,982
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        35,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,402   $             16,264
Net realized gain (loss)                                                         454                   (566)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          18,528                (38,338)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,384                (22,640)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     113,921                147,859
Cost of units redeemed                                                      (290,785)              (271,428)
Account charges                                                                 (353)                  (308)
                                                                --------------------   --------------------
Increase (decrease)                                                         (177,217)              (123,877)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (141,833)              (146,517)
Net assets, beginning                                                      1,006,086              1,152,603
                                                                --------------------   --------------------
Net assets, ending                                              $            864,253   $          1,006,086
                                                                ====================   ====================

Units sold                                                                    75,579                123,372
Units redeemed                                                              (192,881)              (207,907)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (117,302)               (84,535)
Units outstanding, beginning                                                 687,500                772,035
                                                                --------------------   --------------------
Units outstanding, ending                                                    570,198                687,500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         26,651,198
Cost of units redeemed/account charges                                                          (27,969,568)
Net investment income (loss)                                                                      2,062,429
Net realized gain (loss)                                                                           (265,100)
Realized gain distributions                                                                         386,279
Net change in unrealized appreciation (depreciation)                                                   (985)
                                                                                       --------------------
Net assets                                                                             $            864,253
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52               570   $           864              1.25%              3.6%
12/31/2013                        1.46               687             1,006              1.25%             -2.0%
12/31/2012                        1.49               772             1,153              1.25%              8.0%
12/31/2011                        1.38             7,341            10,145              1.25%              1.4%
12/31/2010                        1.36             6,852             9,342              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              1.00%              3.8%
12/31/2013                        1.50                 0                 0              1.00%             -1.7%
12/31/2012                        1.53                 0                 0              1.00%              8.3%
12/31/2011                        1.41                 0                 0              1.00%              1.6%
12/31/2010                        1.39                 0                 0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.75%              4.1%
12/31/2013                        1.54                 0                 0              0.75%             -1.5%
12/31/2012                        1.56                 0                 0              0.75%              8.6%
12/31/2011                        1.44                 0                 0              0.75%              1.9%
12/31/2010                        1.41                 0                 0              0.75%              5.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%              4.4%
12/31/2013                        1.58                 0                 0              0.50%             -1.2%
12/31/2012                        1.60                 0                 0              0.50%              8.8%
12/31/2011                        1.47                 0                 0              0.50%              2.1%
12/31/2010                        1.44                 0                 0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.25%              4.6%
12/31/2013                        1.62                 0                 0              0.25%             -1.0%
12/31/2012                        1.64                 0                 0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%              2.4%
12/31/2010                        1.47                 0                 0              0.25%              6.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.00%              4.9%
12/31/2013                        1.69                 0                 0              0.00%             -0.7%
12/31/2012                        1.70                 0                 0              0.00%              9.4%
12/31/2011                        1.56                 0                 0              0.00%              2.6%
12/31/2010                        1.52                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          2.8%
      2012          5.8%
      2011          3.4%
      2010          3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   CALVERT SMALL CAP FUND A CLASS - 13161P508

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       357,927   $       313,309            16,074
                                                                         ===============   ===============
Receivables: investments sold                                       48
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       357,975
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       357,975           208,315   $          1.72
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.81
                                                       ---------------   ---------------
 Total                                                 $       357,975           208,315
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            49
Mortality & expense charges                                                                         (3,393)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,344)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,200
Realized gain distributions                                                                         39,583
Net change in unrealized appreciation (depreciation)                                               (21,427)
                                                                                           ---------------
Net gain (loss)                                                                                     20,356
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,012
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,344)  $             (2,883)
Net realized gain (loss)                                                       2,200                  4,982
Realized gain distributions                                                   39,583                 26,723
Net change in unrealized appreciation (depreciation)                         (21,427)                45,197
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,012                 74,019
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      90,028                  9,642
Cost of units redeemed                                                        (7,394)               (13,796)
Account charges                                                                  (55)                   (59)
                                                                --------------------   --------------------
Increase (decrease)                                                           82,579                 (4,213)
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,591                 69,806
Net assets, beginning                                                        258,384                188,578
                                                                --------------------   --------------------
Net assets, ending                                              $            357,975   $            258,384
                                                                ====================   ====================

Units sold                                                                    53,979                  7,024
Units redeemed                                                                (4,595)                (9,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                       49,384                 (2,417)
Units outstanding, beginning                                                 158,931                161,348
                                                                --------------------   --------------------
Units outstanding, ending                                                    208,315                158,931
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            302,816
Cost of units redeemed/account charges                                                              (62,706)
Net investment income (loss)                                                                         (8,308)
Net realized gain (loss)                                                                             10,070
Realized gain distributions                                                                          71,485
Net change in unrealized appreciation (depreciation)                                                 44,618
                                                                                       --------------------
Net assets                                                                             $            357,975
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               208   $           358              1.25%              5.7%
12/31/2013                        1.63               159               258              1.25%             39.1%
12/31/2012                        1.17               161               189              1.25%             13.9%
12/31/2011                        1.03               162               167              1.25%             -6.2%
12/31/2010                        1.09               176               193              1.25%              9.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              1.00%              6.0%
12/31/2013                        1.64                 0                 0              1.00%             39.5%
12/31/2012                        1.18                 0                 0              1.00%             14.1%
12/31/2011                        1.03                 0                 0              1.00%             -6.0%
12/31/2010                        1.10                 0                 0              1.00%              9.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.75%              6.2%
12/31/2013                        1.65                 0                 0              0.75%             39.8%
12/31/2012                        1.18                 0                 0              0.75%             14.4%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%
12/31/2010                        1.10                 0                 0              0.75%              9.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.50%              6.5%
12/31/2013                        1.67                 0                 0              0.50%             40.1%
12/31/2012                        1.19                 0                 0              0.50%             14.7%
12/31/2011                        1.04                 0                 0              0.50%             -5.5%
12/31/2010                        1.10                 0                 0              0.50%              9.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.25%              6.8%
12/31/2013                        1.68                 0                 0              0.25%             40.5%
12/31/2012                        1.19                 0                 0              0.25%             15.0%
12/31/2011                        1.04                 0                 0              0.25%             -5.3%
12/31/2010                        1.10                 0                 0              0.25%              9.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.00%              7.0%
12/31/2013                        1.69                 0                 0              0.00%             40.8%
12/31/2012                        1.20                 0                 0              0.00%             15.3%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%
12/31/2010                        1.10                 0                 0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          1.4%
      2011          0.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,906,646   $     9,267,510           268,555
                                                                         ===============   ===============
Receivables: investments sold                                    1,342
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,907,988
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,697,946         2,160,445   $          4.03
Band 100                                                       210,042            50,723              4.14
Band 75                                                             --                --              4.26
Band 50                                                             --                --              4.38
Band 25                                                             --                --              4.51
Band 0                                                              --                --              5.15
                                                       ---------------   ---------------
 Total                                                 $     8,907,988         2,211,168
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (117,098)
                                                                                           ---------------
Net investment income (loss)                                                                      (117,098)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           453,019
Realized gain distributions                                                                      1,681,309
Net change in unrealized appreciation (depreciation)                                            (1,433,507)
                                                                                           ---------------
Net gain (loss)                                                                                    700,821
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       583,723
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (117,098)  $            (89,134)
Net realized gain (loss)                                                     453,019                279,918
Realized gain distributions                                                1,681,309                892,645
Net change in unrealized appreciation (depreciation)                      (1,433,507)               680,476
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            583,723              1,763,905
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,108,071              3,512,753
Cost of units redeemed                                                    (4,832,243)            (1,603,017)
Account charges                                                               (3,463)                (2,903)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,727,635)             1,906,833
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,143,912)             3,670,738
Net assets, beginning                                                     10,051,900              6,381,162
                                                                --------------------   --------------------
Net assets, ending                                              $          8,907,988   $         10,051,900
                                                                ====================   ====================

Units sold                                                                   886,571              1,059,776
Units redeemed                                                            (1,340,584)              (565,168)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (454,013)               494,608
Units outstanding, beginning                                               2,665,181              2,170,573
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,211,168              2,665,181
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        165,766,258
Cost of units redeemed/account charges                                                         (161,699,959)
Net investment income (loss)                                                                      1,033,171
Net realized gain (loss)                                                                            298,495
Realized gain distributions                                                                       3,870,887
Net change in unrealized appreciation (depreciation)                                               (360,864)
                                                                                       --------------------
Net assets                                                                             $          8,907,988
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.03             2,160   $         8,698              1.25%              6.7%
12/31/2013                        3.77             2,665            10,052              1.25%             28.3%
12/31/2012                        2.94             2,171             6,381              1.25%             15.3%
12/31/2011                        2.55             2,494             6,359              1.25%              1.1%
12/31/2010                        2.52             2,427             6,124              1.25%             29.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.14                51   $           210              1.00%              7.0%
12/31/2013                        3.87                 0                 0              1.00%             28.6%
12/31/2012                        3.01                 0                 0              1.00%             15.6%
12/31/2011                        2.60                 0                 0              1.00%              1.3%
12/31/2010                        2.57                 0                 0              1.00%             30.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.26                 0   $             0              0.75%              7.3%
12/31/2013                        3.97                 0                 0              0.75%             28.9%
12/31/2012                        3.08                 0                 0              0.75%             15.9%
12/31/2011                        2.66                 0                 0              0.75%              1.6%
12/31/2010                        2.62                 0                 0              0.75%             30.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.38                 0   $             0              0.50%              7.6%
12/31/2013                        4.07                 0                 0              0.50%             29.3%
12/31/2012                        3.15                 0                 0              0.50%             16.2%
12/31/2011                        2.71                 0                 0              0.50%              1.8%
12/31/2010                        2.66                 0                 0              0.50%             30.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.51                 0   $             0              0.25%              7.8%
12/31/2013                        4.18                 0                 0              0.25%             29.6%
12/31/2012                        3.22                 0                 0              0.25%             16.5%
12/31/2011                        2.77                 0                 0              0.25%              2.1%
12/31/2010                        2.71                 0                 0              0.25%             31.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.15                 0   $             0              0.00%              8.1%
12/31/2013                        4.77                 0                 0              0.00%             29.9%
12/31/2012                        3.67                 0                 0              0.00%             16.8%
12/31/2011                        3.14                 0                 0              0.00%              2.3%
12/31/2010                        3.07                 0                 0              0.00%             31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA SMALL CAP INDEX FUND A CLASS - 19765J822

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,687,538   $    13,178,407           645,863
                                                                         ===============   ===============
Receivables: investments sold                                   25,225
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,712,763
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,857,612         7,738,710   $          1.66
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.78
Band 0                                                       1,855,151         1,021,320              1.82
                                                       ---------------   ---------------
 Total                                                 $    14,712,763         8,760,030
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       116,065
Mortality & expense charges                                                                       (173,299)
                                                                                           ---------------
Net investment income (loss)                                                                       (57,234)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           888,327
Realized gain distributions                                                                      1,104,171
Net change in unrealized appreciation (depreciation)                                            (1,343,298)
                                                                                           ---------------
Net gain (loss)                                                                                    649,200
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       591,966
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (57,234)  $            (34,443)
Net realized gain (loss)                                                     888,327                209,433
Realized gain distributions                                                1,104,171                647,667
Net change in unrealized appreciation (depreciation)                      (1,343,298)             2,680,131
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            591,966              3,502,788
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,492,482              5,985,211
Cost of units redeemed                                                    (6,597,465)            (2,959,207)
Account charges                                                               (7,118)                (4,619)
                                                                --------------------   --------------------
Increase (decrease)                                                         (112,101)             3,021,385
                                                                --------------------   --------------------
Net increase (decrease)                                                      479,865              6,524,173
Net assets, beginning                                                     14,232,898              7,708,725
                                                                --------------------   --------------------
Net assets, ending                                              $         14,712,763   $         14,232,898
                                                                ====================   ====================

Units sold                                                                 4,113,136              4,411,556
Units redeemed                                                            (4,196,025)            (2,219,955)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (82,889)             2,191,601
Units outstanding, beginning                                               8,842,919              6,651,318
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,760,030              8,842,919
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         24,010,608
Cost of units redeemed/account charges                                                          (14,255,072)
Net investment income (loss)                                                                        (55,073)
Net realized gain (loss)                                                                          1,201,806
Realized gain distributions                                                                       2,301,363
Net change in unrealized appreciation (depreciation)                                              1,509,131
                                                                                       --------------------
Net assets                                                                             $         14,712,763
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66             7,739   $        12,858              1.25%              3.9%
12/31/2013                        1.60             8,075            12,907              1.25%             38.9%
12/31/2012                        1.15             5,970             6,872              1.25%             14.5%
12/31/2011                        1.01             4,340             4,363              1.25%             -0.7%
12/31/2010                        1.01             1,876             1,898              1.25%             24.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              1.00%              4.2%
12/31/2013                        1.62                 0                 0              1.00%             39.2%
12/31/2012                        1.17                 0                 0              1.00%             14.8%
12/31/2011                        1.02                 0                 0              1.00%             -0.4%
12/31/2010                        1.02                 0                 0              1.00%             24.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.75%              4.5%
12/31/2013                        1.65                 0                 0              0.75%             39.6%
12/31/2012                        1.18                 0                 0              0.75%             15.1%
12/31/2011                        1.03                 0                 0              0.75%             -0.2%
12/31/2010                        1.03                 0                 0              0.75%             24.8%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.50%              4.7%
12/31/2013                        1.67                 0                 0              0.50%             39.9%
12/31/2012                        1.20                 0                 0              0.50%             15.4%
12/31/2011                        1.04                 0                 0              0.50%              0.1%
12/31/2010                        1.04                 0                 0              0.50%             25.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.25%              5.0%
12/31/2013                        1.70                 0                 0              0.25%             40.3%
12/31/2012                        1.21                 0                 0              0.25%             15.7%
12/31/2011                        1.05                 0                 0              0.25%              0.3%
12/31/2010                        1.04                 0                 0              0.25%             25.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82             1,021   $         1,855              0.00%              5.2%
12/31/2013                        1.73               768             1,326              0.00%             40.6%
12/31/2012                        1.23               682               837              0.00%             16.0%
12/31/2011                        1.06               348               368              0.00%              0.6%
12/31/2010                        1.05               421               443              0.00%             25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.8%
      2012          1.7%
      2011          0.9%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND R4 CLASS - 197199466

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            76   $            84                 1
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            76
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            76                71   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $            76                71
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 8
Realized gain distributions                                                                              2
Net change in unrealized appreciation (depreciation)                                                   (16)
                                                                                           ---------------
Net gain (loss)                                                                                         (6)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (6)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                  3
Net realized gain (loss)                                                           8                     --
Realized gain distributions                                                        2                     10
Net change in unrealized appreciation (depreciation)                             (16)                     8
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (6)                    21
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          94                    260
Cost of units redeemed                                                          (293)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                             (199)                   260
                                                                --------------------   --------------------
Net increase (decrease)                                                         (205)                   281
Net assets, beginning                                                            281                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 76   $                281
                                                                ====================   ====================

Units sold                                                                        81                    247
Units redeemed                                                                  (257)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                         (176)                   247
Units outstanding, beginning                                                     247                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         71                    247
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                354
Cost of units redeemed/account charges                                                                 (293)
Net investment income (loss)                                                                              3
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                              12
Net change in unrealized appreciation (depreciation)                                                     (8)
                                                                                       --------------------
Net assets                                                                             $                 76
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.25%             -5.6%
12/31/2013                        1.14                 0                 0              0.00%             14.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%             -5.3%
12/31/2013                        1.14                 0                 0              0.00%             14.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.75%             -5.1%
12/31/2013                        1.14                 0                 0              0.00%             14.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%             -4.9%
12/31/2013                        1.15                 0                 0              0.00%             14.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.25%             -4.6%
12/31/2013                        1.15                 0                 0              0.00%             14.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.00%             -4.4%
12/31/2013                        1.15                 0                 0              0.00%             15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              COLUMBIA ACORN INTERNATIONAL FUND Z CLASS - 197199813

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        45,264   $        49,531             1,086
                                                                         ===============   ===============
Receivables: investments sold                                       57
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        45,321
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        45,321            34,415   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $        45,321            34,415
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           700
Mortality & expense charges                                                                           (794)
                                                                                           ---------------
Net investment income (loss)                                                                           (94)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (60)
Realized gain distributions                                                                          2,604
Net change in unrealized appreciation (depreciation)                                                (5,638)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,094)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,188)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (94)  $                576
Net realized gain (loss)                                                         (60)                    18
Realized gain distributions                                                    2,604                  1,730
Net change in unrealized appreciation (depreciation)                          (5,638)                 1,258
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,188)                 3,582
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,161                 28,606
Cost of units redeemed                                                       (24,154)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,007                 28,606
                                                                --------------------   --------------------
Net increase (decrease)                                                          819                 32,188
Net assets, beginning                                                         44,502                 12,314
                                                                --------------------   --------------------
Net assets, ending                                              $             45,321   $             44,502
                                                                ====================   ====================

Units sold                                                                    20,427                 21,267
Units redeemed                                                               (17,958)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,469                 21,267
Units outstanding, beginning                                                  31,946                 10,679
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,415                 31,946
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             68,808
Cost of units redeemed/account charges                                                              (24,154)
Net investment income (loss)                                                                            642
Net realized gain (loss)                                                                                (42)
Realized gain distributions                                                                           4,334
Net change in unrealized appreciation (depreciation)                                                 (4,267)
                                                                                       --------------------
Net assets                                                                             $             45,321
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                34   $            45              1.25%             -5.5%
12/31/2013                        1.39                32                45              1.25%             20.8%
12/31/2012                        1.15                11                12              1.25%             15.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              1.00%             -5.2%
12/31/2013                        1.40                 0                 0              1.00%             21.1%
12/31/2012                        1.15                 0                 0              1.00%             15.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.75%             -5.0%
12/31/2013                        1.40                 0                 0              0.75%             21.4%
12/31/2012                        1.16                 0                 0              0.75%             15.7%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                 0   $             0              0.50%             -4.8%
12/31/2013                        1.41                 0                 0              0.50%             21.7%
12/31/2012                        1.16                 0                 0              0.50%             15.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.25%             -4.5%
12/31/2013                        1.42                 0                 0              0.25%             22.0%
12/31/2012                        1.16                 0                 0              0.25%             16.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.00%             -4.3%
12/31/2013                        1.42                 0                 0              0.00%             22.3%
12/31/2012                        1.16                 0                 0              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          2.8%
      2012          3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              COLUMBIA ACORN INTERNATIONAL FUND A CLASS - 197199847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        46,516   $        50,316             1,141
                                                                         ===============   ===============
Receivables: investments sold                                    1,050
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        47,566
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        47,566            36,407   $          1.31
Band 100                                                            --                --              1.32
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $        47,566            36,407
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           555
Mortality & expense charges                                                                           (309)
                                                                                           ---------------
Net investment income (loss)                                                                           246
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               322
Realized gain distributions                                                                          2,050
Net change in unrealized appreciation (depreciation)                                                (4,401)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,029)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,783)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                246   $                158
Net realized gain (loss)                                                         322                    425
Realized gain distributions                                                    2,050                    683
Net change in unrealized appreciation (depreciation)                          (4,401)                   586
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,783)                 1,852
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      58,229                 22,283
Cost of units redeemed                                                       (24,645)                (8,967)
Account charges                                                                  (20)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                           33,564                 13,285
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,781                 15,137
Net assets, beginning                                                         15,785                    648
                                                                --------------------   --------------------
Net assets, ending                                              $             47,566   $             15,785
                                                                ====================   ====================

Units sold                                                                    68,713                 31,990
Units redeemed                                                               (43,692)               (21,167)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,021                 10,823
Units outstanding, beginning                                                  11,386                    563
                                                                --------------------   --------------------
Units outstanding, ending                                                     36,407                 11,386
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             81,141
Cost of units redeemed/account charges                                                              (33,663)
Net investment income (loss)                                                                            408
Net realized gain (loss)                                                                                747
Realized gain distributions                                                                           2,733
Net change in unrealized appreciation (depreciation)                                                 (3,800)
                                                                                       --------------------
Net assets                                                                             $             47,566
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                36   $            48              1.25%             -5.8%
12/31/2013                        1.39                11                16              1.25%             20.5%
12/31/2012                        1.15                 1                 1              1.25%             15.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              1.00%             -5.5%
12/31/2013                        1.39                 0                 0              1.00%             20.8%
12/31/2012                        1.15                 0                 0              1.00%             15.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.75%             -5.3%
12/31/2013                        1.40                 0                 0              0.75%             21.1%
12/31/2012                        1.15                 0                 0              0.75%             15.4%


                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.50%             -5.1%
12/31/2013                        1.40                 0                 0              0.50%             21.4%
12/31/2012                        1.16                 0                 0              0.50%             15.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                 0   $             0              0.25%             -4.8%
12/31/2013                        1.41                 0                 0              0.25%             21.7%
12/31/2012                        1.16                 0                 0              0.25%             15.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.00%             -4.6%
12/31/2013                        1.41                 0                 0              0.00%             22.0%
12/31/2012                        1.16                 0                 0              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          3.2%
      2012          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         COLUMBIA DIVIDEND INCOME FUND R4 CLASS - 19766M865 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.00%              1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.75%              1.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.50%              1.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.25%              1.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          COLUMBIA DIVIDEND INCOME FUND A CLASS - 19765N278 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.00%              1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.75%              1.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.50%              1.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.25%              1.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       COLUMBIA EMERGING MARKETS BOND FUND Z CLASS - 19763P127 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              1.25%              0.1%
12/31/2013                        1.11                 0                 0              1.25%             -8.0%
12/31/2012                        1.21                 0                 0              1.25%             19.2%
12/31/2011                        1.01                 0                 0              1.25%              1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%              0.3%
12/31/2013                        1.12                 0                 0              1.00%             -7.7%
12/31/2012                        1.21                 0                 0              1.00%             19.5%
12/31/2011                        1.01                 0                 0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%              0.6%
12/31/2013                        1.13                 0                 0              0.75%             -7.5%
12/31/2012                        1.22                 0                 0              0.75%             19.8%
12/31/2011                        1.02                 0                 0              0.75%              1.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              0.9%
12/31/2013                        1.13                 0                 0              0.50%             -7.3%
12/31/2012                        1.22                 0                 0              0.50%             20.1%
12/31/2011                        1.02                 0                 0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              1.1%
12/31/2013                        1.14                 0                 0              0.25%             -7.1%
12/31/2012                        1.22                 0                 0              0.25%             20.4%
12/31/2011                        1.02                 0                 0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%              1.4%
12/31/2013                        1.14                 0                 0              0.00%             -6.8%
12/31/2012                        1.23                 0                 0              0.00%             20.7%
12/31/2011                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            COLUMBIA EMERGING MARKETS BOND FUND A CLASS - 19763P184

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        66,959   $        70,544             6,377
                                                                         ===============   ===============
Receivables: investments sold                                    1,215
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        68,174
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,530            13,146   $          1.11
Band 100                                                        53,644            48,148              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $        68,174            61,294
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,464
Mortality & expense charges                                                                           (675)
                                                                                           ---------------
Net investment income (loss)                                                                         1,789
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,782)
Realized gain distributions                                                                             61
Net change in unrealized appreciation (depreciation)                                                (1,775)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,496)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,707)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,789   $              1,379
Net realized gain (loss)                                                      (1,782)                (2,641)
Realized gain distributions                                                       61                    549
Net change in unrealized appreciation (depreciation)                          (1,775)                (1,822)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,707)                (2,535)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     214,773                100,967
Cost of units redeemed                                                      (198,734)               (46,272)
Account charges                                                                   (3)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                           16,036                 54,694
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,329                 52,159
Net assets, beginning                                                         53,845                  1,686
                                                                --------------------   --------------------
Net assets, ending                                              $             68,174   $             53,845
                                                                ====================   ====================

Units sold                                                                   263,571                 89,907
Units redeemed                                                              (250,918)               (42,664)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,653                 47,243
Units outstanding, beginning                                                  48,641                  1,398
                                                                --------------------   --------------------
Units outstanding, ending                                                     61,294                 48,641
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            317,395
Cost of units redeemed/account charges                                                             (245,010)
Net investment income (loss)                                                                          3,177
Net realized gain (loss)                                                                             (4,423)
Realized gain distributions                                                                             620
Net change in unrealized appreciation (depreciation)                                                 (3,585)
                                                                                       --------------------
Net assets                                                                             $             68,174
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                13   $            15              1.25%             -0.2%
12/31/2013                        1.11                49                54              1.25%             -8.2%
12/31/2012                        1.21                 1                 2              1.25%             18.9%
12/31/2011                        1.01                 0                 0              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                48   $            54              1.00%              0.1%
12/31/2013                        1.11                 0                 0              1.00%             -8.0%
12/31/2012                        1.21                 0                 0              1.00%             19.2%
12/31/2011                        1.01                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              0.3%
12/31/2013                        1.12                 0                 0              0.75%             -7.7%
12/31/2012                        1.21                 0                 0              0.75%             19.5%
12/31/2011                        1.02                 0                 0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              0.6%
12/31/2013                        1.13                 0                 0              0.50%             -7.5%
12/31/2012                        1.22                 0                 0              0.50%             19.8%
12/31/2011                        1.02                 0                 0              0.50%              1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              0.9%
12/31/2013                        1.13                 0                 0              0.25%             -7.3%
12/31/2012                        1.22                 0                 0              0.25%             20.1%
12/31/2011                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%              1.1%
12/31/2013                        1.14                 0                 0              0.00%             -7.1%
12/31/2012                        1.22                 0                 0              0.00%             20.4%
12/31/2011                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.0%
      2013          6.2%
      2012          1.3%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                COLUMBIA MID CAP INDEX FUND A CLASS - 19765J509

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,038,549   $    17,948,026         1,294,841
                                                                         ===============   ===============
Receivables: investments sold                                   83,283
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,121,832
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,000,910        11,442,699   $          1.66
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.72
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.78
Band 0                                                       1,120,922           617,446              1.82
                                                       ---------------   ---------------
 Total                                                 $    20,121,832        12,060,145
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       179,658
Mortality & expense charges                                                                       (223,625)
                                                                                           ---------------
Net investment income (loss)                                                                       (43,967)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           988,305
Realized gain distributions                                                                      1,005,925
Net change in unrealized appreciation (depreciation)                                              (514,257)
                                                                                           ---------------
Net gain (loss)                                                                                  1,479,973
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,436,006
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (43,967)  $            (27,758)
Net realized gain (loss)                                                     988,305                279,129
Realized gain distributions                                                1,005,925                457,913
Net change in unrealized appreciation (depreciation)                        (514,257)             2,397,146
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,436,006              3,106,430
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,882,680              7,500,974
Cost of units redeemed                                                    (8,390,645)            (3,819,291)
Account charges                                                              (12,267)                (4,827)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,479,768              3,676,856
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,915,774              6,783,286
Net assets, beginning                                                     15,206,058              8,422,772
                                                                --------------------   --------------------
Net assets, ending                                              $         20,121,832   $         15,206,058
                                                                ====================   ====================

Units sold                                                                 7,835,039              5,577,234
Units redeemed                                                            (5,608,441)            (2,897,297)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,226,598              2,679,937
Units outstanding, beginning                                               9,833,547              7,153,610
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,060,145              9,833,547
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         32,466,131
Cost of units redeemed/account charges                                                          (17,925,553)
Net investment income (loss)                                                                        (60,759)
Net realized gain (loss)                                                                          1,501,182
Realized gain distributions                                                                       2,050,308
Net change in unrealized appreciation (depreciation)                                              2,090,523
                                                                                       --------------------
Net assets                                                                             $         20,121,832
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66            11,443   $        19,001              1.25%              7.9%
12/31/2013                        1.54             9,287            14,297              1.25%             31.3%
12/31/2012                        1.17             6,729             7,892              1.25%             15.8%
12/31/2011                        1.01             4,820             4,880              1.25%             -3.4%
12/31/2010                        1.05             3,023             3,167              1.25%             24.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              1.00%              8.1%
12/31/2013                        1.56                 0                 0              1.00%             31.6%
12/31/2012                        1.19                 0                 0              1.00%             16.1%
12/31/2011                        1.02                 0                 0              1.00%             -3.1%
12/31/2010                        1.06                 0                 0              1.00%             24.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.75%              8.4%
12/31/2013                        1.59                 0                 0              0.75%             31.9%
12/31/2012                        1.20                 0                 0              0.75%             16.4%
12/31/2011                        1.03                 0                 0              0.75%             -2.9%
12/31/2010                        1.06                 0                 0              0.75%             25.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.50%              8.7%
12/31/2013                        1.61                 0                 0              0.50%             32.3%
12/31/2012                        1.22                 0                 0              0.50%             16.7%
12/31/2011                        1.04                 0                 0              0.50%             -2.6%
12/31/2010                        1.07                 0                 0              0.50%             25.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.25%              8.9%
12/31/2013                        1.64                 0                 0              0.25%             32.6%
12/31/2012                        1.23                 0                 0              0.25%             17.0%
12/31/2011                        1.06                 0                 0              0.25%             -2.4%
12/31/2010                        1.08                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82               617   $         1,121              0.00%              9.2%
12/31/2013                        1.66               547               909              0.00%             32.9%
12/31/2012                        1.25               424               531              0.00%             17.3%
12/31/2011                        1.07               325               346              0.00%             -2.1%
12/31/2010                        1.09               390               425              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          0.9%
      2012          1.4%
      2011          0.9%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     COLUMBIA MULTI-ADVISOR SMALL CAP VALUE Z CLASS - 19766G629 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.68
Band 100                                                            --                --              1.70
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.72
Band 25                                                             --                --              1.74
Band 0                                                              --                --              1.75
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              1.25%              2.0%
12/31/2013                        1.65                 0                 0              1.25%             34.4%
12/31/2012                        1.23                 0                 0              1.25%             15.6%
12/31/2011                        1.06                 0                 0              1.25%              6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              1.00%              2.3%
12/31/2013                        1.66                 0                 0              1.00%             34.8%
12/31/2012                        1.23                 0                 0              1.00%             15.9%
12/31/2011                        1.06                 0                 0              1.00%              6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.75%              2.5%
12/31/2013                        1.67                 0                 0              0.75%             35.1%
12/31/2012                        1.23                 0                 0              0.75%             16.2%
12/31/2011                        1.06                 0                 0              0.75%              6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.50%              2.8%
12/31/2013                        1.68                 0                 0              0.50%             35.4%
12/31/2012                        1.24                 0                 0              0.50%             16.5%
12/31/2011                        1.06                 0                 0              0.50%              6.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%              3.0%
12/31/2013                        1.68                 0                 0              0.25%             35.8%
12/31/2012                        1.24                 0                 0              0.25%             16.8%
12/31/2011                        1.06                 0                 0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.00%              3.3%
12/31/2013                        1.69                 0                 0              0.00%             36.1%
12/31/2012                        1.24                 0                 0              0.00%             17.1%
12/31/2011                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    COLUMBIA MULTI-ADVISOR SMALL CAP VALUE R4 CLASS - 19766G652 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              1.25%              2.0%
12/31/2013                        1.19                 0                 0              0.00%             18.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              1.00%              2.3%
12/31/2013                        1.19                 0                 0              0.00%             18.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.75%              2.5%
12/31/2013                        1.19                 0                 0              0.00%             19.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.50%              2.8%
12/31/2013                        1.19                 0                 0              0.00%             19.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.25%              3.0%
12/31/2013                        1.20                 0                 0              0.00%             19.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.00%              3.3%
12/31/2013                        1.20                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           COLUMBIA MULTI-ADVISOR SMALL CAP VALUE A CLASS - 19766G710

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       571,427   $       628,521            83,587
                                                                         ===============   ===============
Receivables: investments sold                                      309
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       571,736
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       200,938           120,413   $          1.67
Band 100                                                       101,851            60,550              1.68
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.72
Band 0                                                         268,947           154,855              1.74
                                                       ---------------   ---------------
 Total                                                 $       571,736           335,818
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           397
Mortality & expense charges                                                                         (2,361)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,964)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,715)
Realized gain distributions                                                                         65,868
Net change in unrealized appreciation (depreciation)                                               (47,598)
                                                                                           ---------------
Net gain (loss)                                                                                     13,555
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        11,591
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,964)  $               (293)
Net realized gain (loss)                                                      (4,715)                 1,230
Realized gain distributions                                                   65,868                 21,460
Net change in unrealized appreciation (depreciation)                         (47,598)                (9,655)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,591                 12,742
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     422,670                240,556
Cost of units redeemed                                                      (108,373)               (10,157)
Account charges                                                                  (46)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          314,251                230,399
                                                                --------------------   --------------------
Net increase (decrease)                                                      325,842                243,141
Net assets, beginning                                                        245,894                  2,753
                                                                --------------------   --------------------
Net assets, ending                                              $            571,736   $            245,894
                                                                ====================   ====================

Units sold                                                                   298,442                154,271
Units redeemed                                                              (110,658)                (8,488)
                                                                --------------------   --------------------
Net increase (decrease)                                                      187,784                145,783
Units outstanding, beginning                                                 148,034                  2,251
                                                                --------------------   --------------------
Units outstanding, ending                                                    335,818                148,034
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            670,932
Cost of units redeemed/account charges                                                             (124,183)
Net investment income (loss)                                                                         (2,291)
Net realized gain (loss)                                                                             (2,971)
Realized gain distributions                                                                          87,343
Net change in unrealized appreciation (depreciation)                                                (57,094)
                                                                                       --------------------
Net assets                                                                             $            571,736
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67               120   $           201              1.25%              1.7%
12/31/2013                        1.64                83               136              1.25%             34.2%
12/31/2012                        1.22                 2                 3              1.25%             15.2%
12/31/2011                        1.06                 0                 0              1.25%              6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                61   $           102              1.00%              1.9%
12/31/2013                        1.65                 1                 2              1.00%             34.5%
12/31/2012                        1.23                 0                 0              1.00%             15.5%
12/31/2011                        1.06                 0                 0              1.00%              6.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%              2.2%
12/31/2013                        1.66                 0                 0              0.75%             34.9%
12/31/2012                        1.23                 0                 0              0.75%             15.8%
12/31/2011                        1.06                 0                 0              0.75%              6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.50%              2.4%
12/31/2013                        1.67                 0                 0              0.50%             35.2%
12/31/2012                        1.23                 0                 0              0.50%             16.1%
12/31/2011                        1.06                 0                 0              0.50%              6.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.25%              2.7%
12/31/2013                        1.68                 0                 0              0.25%             35.6%
12/31/2012                        1.24                 0                 0              0.25%             16.4%
12/31/2011                        1.06                 0                 0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74               155   $           269              0.00%              3.0%
12/31/2013                        1.69                64               108              0.00%             35.9%
12/31/2012                        1.24                 0                 0              0.00%             16.7%
12/31/2011                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.0%
      2012          0.1%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION Z CLASS - 19766H338

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       349,908   $       318,734             5,899
                                                                         ===============   ===============
Receivables: investments sold                                      150
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       350,058
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       350,058           215,433   $          1.62
Band 100                                                            --                --              1.64
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $       350,058           215,433
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,266)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,266)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,718
Realized gain distributions                                                                         37,495
Net change in unrealized appreciation (depreciation)                                                22,823
                                                                                           ---------------
Net gain (loss)                                                                                     65,036
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        61,770
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,266)  $            (25,557)
Net realized gain (loss)                                                       4,718                129,098
Realized gain distributions                                                   37,495                  2,301
Net change in unrealized appreciation (depreciation)                          22,823                208,231
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             61,770                314,073
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     196,509              1,244,659
Cost of units redeemed                                                       (56,788)            (3,410,672)
Account charges                                                                  (68)                (8,354)
                                                                --------------------   --------------------
Increase (decrease)                                                          139,653             (2,174,367)
                                                                --------------------   --------------------
Net increase (decrease)                                                      201,423             (1,860,294)
Net assets, beginning                                                        148,635              2,008,929
                                                                --------------------   --------------------
Net assets, ending                                              $            350,058   $            148,635
                                                                ====================   ====================

Units sold                                                                   142,751              1,088,440
Units redeemed                                                               (41,514)            (2,858,886)
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,237             (1,770,446)
Units outstanding, beginning                                                 114,196              1,884,642
                                                                --------------------   --------------------
Units outstanding, ending                                                    215,433                114,196
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          6,049,649
Cost of units redeemed/account charges                                                           (6,063,175)
Net investment income (loss)                                                                        (64,319)
Net realized gain (loss)                                                                            241,805
Realized gain distributions                                                                         154,924
Net change in unrealized appreciation (depreciation)                                                 31,174
                                                                                       --------------------
Net assets                                                                             $            350,058
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62               215   $           350              1.25%             24.8%
12/31/2013                        1.30               114               149              1.25%             22.1%
12/31/2012                        1.07             1,885             2,009              1.25%              6.4%
12/31/2011                        1.00                 0                 0              1.25%              0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              1.00%             25.2%
12/31/2013                        1.31                 0                 0              1.00%             22.4%
12/31/2012                        1.07                 0                 0              1.00%              6.7%
12/31/2011                        1.00                 0                 0              1.00%              0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.75%             25.5%
12/31/2013                        1.32                 0                 0              0.75%             22.7%
12/31/2012                        1.07                 0                 0              0.75%              6.9%
12/31/2011                        1.00                 0                 0              0.75%              0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.50%             25.8%
12/31/2013                        1.32                 0                 0              0.50%             23.0%
12/31/2012                        1.08                 0                 0              0.50%              7.2%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%             26.1%
12/31/2013                        1.33                 0                 0              0.25%             23.3%
12/31/2012                        1.08                 0                 0              0.25%              7.5%
12/31/2011                        1.00                 0                 0              0.25%              0.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.00%             26.4%
12/31/2013                        1.34                 0                 0              0.00%             23.6%
12/31/2012                        1.08                 0                 0              0.00%              7.7%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION R4 CLASS - 19766H361

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       152,411   $       157,789             3,764
                                                                         ===============   ===============
Receivables: investments sold                                   52,403
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       204,814
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       204,814           144,234   $          1.42
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
 Total                                                 $       204,814           144,234
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (406)
                                                                                           ---------------
Net investment income (loss)                                                                          (406)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                17
Realized gain distributions                                                                         16,503
Net change in unrealized appreciation (depreciation)                                                (5,384)
                                                                                           ---------------
Net gain (loss)                                                                                     11,136
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,730
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (406)  $               (122)
Net realized gain (loss)                                                          17                  1,504
Realized gain distributions                                                   16,503                      2
Net change in unrealized appreciation (depreciation)                          (5,384)                     6
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,730                  1,390
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     193,962                172,825
Cost of units redeemed                                                            --               (174,066)
Account charges                                                                  (27)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          193,935                 (1,241)
                                                                --------------------   --------------------
Net increase (decrease)                                                      204,665                    149
Net assets, beginning                                                            149                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            204,814   $                149
                                                                ====================   ====================

Units sold                                                                   144,227                296,698
Units redeemed                                                                  (124)              (296,567)
                                                                --------------------   --------------------
Net increase (decrease)                                                      144,103                    131
Units outstanding, beginning                                                     131                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    144,234                    131
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            366,787
Cost of units redeemed/account charges                                                             (174,093)
Net investment income (loss)                                                                           (528)
Net realized gain (loss)                                                                              1,521
Realized gain distributions                                                                          16,505
Net change in unrealized appreciation (depreciation)                                                 (5,378)
                                                                                       --------------------
Net assets                                                                             $            204,814
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42               144   $           205              1.25%             24.8%
12/31/2013                        1.14                 0                 0              0.00%             13.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              1.00%             25.2%
12/31/2013                        1.14                 0                 0              0.00%             14.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%             25.5%
12/31/2013                        1.14                 0                 0              0.00%             14.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.50%             25.8%
12/31/2013                        1.14                 0                 0              0.00%             14.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.25%             26.1%
12/31/2013                        1.15                 0                 0              0.00%             14.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.00%             26.4%
12/31/2013                        1.15                 0                 0              0.00%             14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION A CLASS - 19766H429

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       290,642   $       278,977             5,186
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,615)
                                                       ---------------
Net assets                                             $       289,027
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       204,497           126,872   $          1.61
Band 100                                                        79,154            48,717              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.66
Band 0                                                           5,376             3,205              1.68
                                                       ---------------   ---------------
 Total                                                 $       289,027           178,794
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,677)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,677)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,172
Realized gain distributions                                                                         31,373
Net change in unrealized appreciation (depreciation)                                                 3,542
                                                                                           ---------------
Net gain (loss)                                                                                     54,087
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        51,410
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,677)  $             (7,640)
Net realized gain (loss)                                                      19,172                 83,045
Realized gain distributions                                                   31,373                  2,479
Net change in unrealized appreciation (depreciation)                           3,542                 60,673
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,410                138,557
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     214,897                719,769
Cost of units redeemed                                                      (133,798)            (1,375,244)
Account charges                                                                  (51)                (4,083)
                                                                --------------------   --------------------
Increase (decrease)                                                           81,048               (659,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                      132,458               (521,001)
Net assets, beginning                                                        156,569                677,570
                                                                --------------------   --------------------
Net assets, ending                                              $            289,027   $            156,569
                                                                ====================   ====================

Units sold                                                                   158,751                625,931
Units redeemed                                                              (100,687)            (1,139,518)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,064               (513,587)
Units outstanding, beginning                                                 120,730                634,317
                                                                --------------------   --------------------
Units outstanding, ending                                                    178,794                120,730
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,481,799
Cost of units redeemed/account charges                                                           (2,390,128)
Net investment income (loss)                                                                        (16,886)
Net realized gain (loss)                                                                            125,958
Realized gain distributions                                                                          76,619
Net change in unrealized appreciation (depreciation)                                                 11,665
                                                                                       --------------------
Net assets                                                                             $            289,027
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61               127   $           204              1.25%             24.5%
12/31/2013                        1.29               112               146              1.25%             21.8%
12/31/2012                        1.06               422               448              1.25%              6.1%
12/31/2011                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                49   $            79              1.00%             24.8%
12/31/2013                        1.30                 0                 0              1.00%             22.1%
12/31/2012                        1.07                 0                 0              1.00%              6.4%
12/31/2011                        1.00                 0                 0              1.00%              0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.75%             25.2%
12/31/2013                        1.31                 0                 0              0.75%             22.4%
12/31/2012                        1.07                 0                 0              0.75%              6.7%
12/31/2011                        1.00                 0                 0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%             25.5%
12/31/2013                        1.32                 0                 0              0.50%             22.7%
12/31/2012                        1.07                 0                 0              0.50%              6.9%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.25%             25.8%
12/31/2013                        1.32                 0                 0              0.25%             23.0%
12/31/2012                        1.08                 0                 0              0.25%              7.2%
12/31/2011                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 3   $             5              0.00%             26.1%
12/31/2013                        1.33                 8                11              0.00%             23.3%
12/31/2012                        1.08               213               229              0.00%              7.5%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  CRM MID CAP VALUE INVESTOR CLASS - 92934R777

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       828,295   $       877,318            28,850
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (30,302)
                                                       ---------------
Net assets                                             $       797,993
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       797,993           376,761   $          2.12
Band 100                                                            --                --              2.15
Band 75                                                             --                --              2.18
Band 50                                                             --                --              2.21
Band 25                                                             --                --              2.24
Band 0                                                              --                --              2.27
                                                       ---------------   ---------------
 Total                                                 $       797,993           376,761
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,324
Mortality & expense charges                                                                         (9,905)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,581)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,504
Realized gain distributions                                                                        182,330
Net change in unrealized appreciation (depreciation)                                              (158,114)
                                                                                           ---------------
Net gain (loss)                                                                                     40,720
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        35,139
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,581)  $             (5,065)
Net realized gain (loss)                                                      16,504                 47,050
Realized gain distributions                                                  182,330                110,715
Net change in unrealized appreciation (depreciation)                        (158,114)                30,294
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,139                182,994
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     125,066                242,429
Cost of units redeemed                                                      (132,168)              (177,457)
Account charges                                                                 (470)                  (380)
                                                                --------------------   --------------------
Increase (decrease)                                                           (7,572)                64,592
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,567                247,586
Net assets, beginning                                                        770,426                522,840
                                                                --------------------   --------------------
Net assets, ending                                              $            797,993   $            770,426
                                                                ====================   ====================

Units sold                                                                    61,991                139,888
Units redeemed                                                               (65,098)               (98,871)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,107)                41,017
Units outstanding, beginning                                                 379,868                338,851
                                                                --------------------   --------------------
Units outstanding, ending                                                    376,761                379,868
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            992,334
Cost of units redeemed/account charges                                                             (507,845)
Net investment income (loss)                                                                        (16,038)
Net realized gain (loss)                                                                             85,520
Realized gain distributions                                                                         293,045
Net change in unrealized appreciation (depreciation)                                                (49,023)
                                                                                       --------------------
Net assets                                                                             $            797,993
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12               377   $           798              1.25%              4.4%
12/31/2013                        2.03               380               770              1.25%             31.4%
12/31/2012                        1.54               339               523              1.25%             16.1%
12/31/2011                        1.33               317               421              1.25%             -8.3%
12/31/2010                        1.45               257               373              1.25%             17.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             0              1.00%              4.7%
12/31/2013                        2.05                 0                 0              1.00%             31.8%
12/31/2012                        1.56                 0                 0              1.00%             16.4%
12/31/2011                        1.34                 0                 0              1.00%             -8.1%
12/31/2010                        1.45                 0                 0              1.00%             17.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              0.75%              5.0%
12/31/2013                        2.08                 0                 0              0.75%             32.1%
12/31/2012                        1.57                 0                 0              0.75%             16.7%
12/31/2011                        1.35                 0                 0              0.75%             -7.8%
12/31/2010                        1.46                 0                 0              0.75%             17.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              0.50%              5.2%
12/31/2013                        2.10                 0                 0              0.50%             32.4%
12/31/2012                        1.59                 0                 0              0.50%             17.0%
12/31/2011                        1.36                 0                 0              0.50%             -7.6%
12/31/2010                        1.47                 0                 0              0.50%             18.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24                 0   $             0              0.25%              5.5%
12/31/2013                        2.13                 0                 0              0.25%             32.8%
12/31/2012                        1.60                 0                 0              0.25%             17.3%
12/31/2011                        1.36                 0                 0              0.25%             -7.4%
12/31/2010                        1.47                 0                 0              0.25%             18.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.00%              5.7%
12/31/2013                        2.15                 0                 0              0.00%             33.1%
12/31/2012                        1.62                 0                 0              0.00%             17.6%
12/31/2011                        1.37                 0                 0              0.00%             -7.1%
12/31/2010                        1.48                 0                 0              0.00%             18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.5%
      2012          1.2%
      2011          0.6%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           CRM SMALL CAP VALUE INVESTOR CLASS - 92934R793 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          2.21
Band 100                                                            --                --              2.24
Band 75                                                             --                --              2.28
Band 50                                                             --                --              2.31
Band 25                                                             --                --              2.34
Band 0                                                              --                --              2.37
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              1.25%              2.9%
12/31/2013                        2.15                 0                 0              1.25%             36.1%
12/31/2012                        1.58                 0                 0              1.25%             14.6%
12/31/2011                        1.38                 0                 0              1.25%            -14.6%
12/31/2010                        1.61                 0                 0              1.25%             26.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24                 0   $             0              1.00%              3.1%
12/31/2013                        2.17                 0                 0              1.00%             36.4%
12/31/2012                        1.59                 0                 0              1.00%             14.9%
12/31/2011                        1.39                 0                 0              1.00%            -14.3%
12/31/2010                        1.62                 0                 0              1.00%             27.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.75%              3.4%
12/31/2013                        2.20                 0                 0              0.75%             36.8%
12/31/2012                        1.61                 0                 0              0.75%             15.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.1%
12/31/2010                        1.63                 0                 0              0.75%             27.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.31                 0   $             0              0.50%              3.7%
12/31/2013                        2.23                 0                 0              0.50%             37.1%
12/31/2012                        1.62                 0                 0              0.50%             15.5%
12/31/2011                        1.41                 0                 0              0.50%            -13.9%
12/31/2010                        1.63                 0                 0              0.50%             27.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.34                 0   $             0              0.25%              3.9%
12/31/2013                        2.25                 0                 0              0.25%             37.5%
12/31/2012                        1.64                 0                 0              0.25%             15.8%
12/31/2011                        1.42                 0                 0              0.25%            -13.7%
12/31/2010                        1.64                 0                 0              0.25%             28.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.00%              4.2%
12/31/2013                        2.28                 0                 0              0.00%             37.8%
12/31/2012                        1.65                 0                 0              0.00%             16.1%
12/31/2011                        1.42                 0                 0              0.00%            -13.5%
12/31/2010                        1.65                 0                 0              0.00%             28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 DFA EMERGING MARKETS VALUE R2 CLASS - 23320G455

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        54,202   $        61,039             2,168
                                                                         ===============   ===============
Receivables: investments sold                                    1,609
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        55,811
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        55,811            68,093   $          0.82
Band 100                                                            --                --              0.83
Band 75                                                             --                --              0.83
Band 50                                                             --                --              0.84
Band 25                                                             --                --              0.85
Band 0                                                              --                --              0.86
                                                       ---------------   ---------------
 Total                                                 $        55,811            68,093
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,008
Mortality & expense charges                                                                        (30,978)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,970)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           300,579
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                37,600
                                                                                           ---------------
Net gain (loss)                                                                                    338,179
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       314,209
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,970)  $             14,602
Net realized gain (loss)                                                     300,579                 (2,206)
Realized gain distributions                                                       --                 32,828
Net change in unrealized appreciation (depreciation)                          37,600                (42,920)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            314,209                  2,304
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,292,761              8,318,897
Cost of units redeemed                                                    (6,271,077)            (4,122,339)
Account charges                                                               (3,311)                (5,114)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,981,627)             4,191,444
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,667,418)             4,193,748
Net assets, beginning                                                      4,723,229                529,481
                                                                --------------------   --------------------
Net assets, ending                                              $             55,811   $          4,723,229
                                                                ====================   ====================

Units sold                                                                 1,811,760              9,627,088
Units redeemed                                                            (7,170,015)            (4,777,182)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,358,255)             4,849,906
Units outstanding, beginning                                               5,426,348                576,442
                                                                --------------------   --------------------
Units outstanding, ending                                                     68,093              5,426,348
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         10,656,589
Cost of units redeemed/account charges                                                          (10,911,760)
Net investment income (loss)                                                                         (6,560)
Net realized gain (loss)                                                                            278,287
Realized gain distributions                                                                          46,092
Net change in unrealized appreciation (depreciation)                                                 (6,837)
                                                                                       --------------------
Net assets                                                                             $             55,811
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.82                68   $            56              1.25%             -5.8%
12/31/2013                        0.87             5,426             4,723              1.25%             -5.2%
12/31/2012                        0.92               576               529              1.25%             17.5%
12/31/2011                        0.78               284               222              1.25%            -21.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.83                 0   $             0              1.00%             -5.6%
12/31/2013                        0.88                 0                 0              1.00%             -5.0%
12/31/2012                        0.92                 0                 0              1.00%             17.8%
12/31/2011                        0.78                 0                 0              1.00%            -21.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.83                 0   $             0              0.75%             -5.4%
12/31/2013                        0.88                 0                 0              0.75%             -4.8%
12/31/2012                        0.93                 0                 0              0.75%             18.1%
12/31/2011                        0.78                 0                 0              0.75%            -21.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.84                 0   $             0              0.50%             -5.1%
12/31/2013                        0.89                 0                 0              0.50%             -4.5%
12/31/2012                        0.93                 0                 0              0.50%             18.4%
12/31/2011                        0.78                 0                 0              0.50%            -21.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.85                 0   $             0              0.25%             -4.9%
12/31/2013                        0.89                 0                 0              0.25%             -4.3%
12/31/2012                        0.93                 0                 0              0.25%             18.7%
12/31/2011                        0.79                 0                 0              0.25%            -21.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.86                 0   $             0              0.00%             -4.7%
12/31/2013                        0.90                 0                 0              0.00%             -4.0%
12/31/2012                        0.94                 0                 0              0.00%             19.0%
12/31/2011                        0.79                 0                 0              0.00%            -21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.9%
      2012          2.2%
      2011          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DFA GLOBAL ALLOCATION 25/75 R2 CLASS - 25434D641

                            STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,740
Mortality & expense charges                                                                        (17,249)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,509)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           165,020
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (111,522)
                                                                                           ---------------
Net gain (loss)                                                                                     53,498
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        46,989
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,509)  $             (5,157)
Net realized gain (loss)                                                     165,020                  4,880
Realized gain distributions                                                       --                  4,624
Net change in unrealized appreciation (depreciation)                        (111,522)                77,167
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             46,989                 81,514
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     136,415                 95,256
Cost of units redeemed                                                    (2,159,505)              (124,663)
Account charges                                                                  (37)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,023,127)               (29,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,976,138)                52,107
Net assets, beginning                                                      1,976,138              1,924,031
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $          1,976,138
                                                                ====================   ====================

Units sold                                                                   126,774                 91,309
Units redeemed                                                            (1,958,438)              (118,470)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,831,664)               (27,161)
Units outstanding, beginning                                               1,831,664              1,858,825
                                                                --------------------   --------------------
Units outstanding, ending                                                         --              1,831,664
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,120,212
Cost of units redeemed/account charges                                                           (2,290,853)
Net investment income (loss)                                                                         (4,004)
Net realized gain (loss)                                                                            170,021
Realized gain distributions                                                                           4,624
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.25%              0.7%
12/31/2013                        1.08             1,832             1,976              1.25%              4.2%
12/31/2012                        1.04             1,859             1,924              1.25%              5.3%
12/31/2011                        0.98                 0                 0              1.25%             -1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              1.0%
12/31/2013                        1.09                 0                 0              1.00%              4.5%
12/31/2012                        1.04                 0                 0              1.00%              5.6%
12/31/2011                        0.98                 0                 0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              1.2%
12/31/2013                        1.09                 0                 0              0.75%              4.8%
12/31/2012                        1.04                 0                 0              0.75%              5.9%
12/31/2011                        0.99                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              1.5%
12/31/2013                        1.10                 0                 0              0.50%              5.0%
12/31/2012                        1.05                 0                 0              0.50%              6.1%
12/31/2011                        0.99                 0                 0              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.25%              1.7%
12/31/2013                        1.11                 0                 0              0.25%              5.3%
12/31/2012                        1.05                 0                 0              0.25%              6.4%
12/31/2011                        0.99                 0                 0              0.25%             -1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              2.0%
12/31/2013                        1.11                 0                 0              0.00%              5.5%
12/31/2012                        1.05                 0                 0              0.00%              6.7%
12/31/2011                        0.99                 0                 0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.0%
      2012          2.8%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DFA GLOBAL ALLOCATION 60/40 R2 CLASS - 25434D666

                            STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        60,787   $        61,749             4,521
                                                                         ===============   ===============
Receivables: investments sold                                   10,922
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        71,709
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        71,709            58,313   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $        71,709            58,313
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        83,975
Mortality & expense charges                                                                       (113,188)
                                                                                           ---------------
Net investment income (loss)                                                                       (29,213)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,289,062
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,647,194)
                                                                                           ---------------
Net gain (loss)                                                                                    641,868
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       612,655
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (29,213)  $             26,472
Net realized gain (loss)                                                   2,289,062                 70,378
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,647,194)             1,357,306
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            612,655              1,454,156
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,988,326              1,538,966
Cost of units redeemed                                                   (14,732,616)              (939,598)
Account charges                                                                  (57)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                      (12,744,347)               599,368
                                                                --------------------   --------------------
Net increase (decrease)                                                  (12,131,692)             2,053,524
Net assets, beginning                                                     12,203,401             10,149,877
                                                                --------------------   --------------------
Net assets, ending                                              $             71,709   $         12,203,401
                                                                ====================   ====================

Units sold                                                                 1,649,528              1,345,410
Units redeemed                                                           (11,733,577)              (846,004)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (10,084,049)               499,406
Units outstanding, beginning                                              10,142,362              9,642,956
                                                                --------------------   --------------------
Units outstanding, ending                                                     58,313             10,142,362
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,628,840
Cost of units redeemed/account charges                                                          (17,002,582)
Net investment income (loss)                                                                         76,627
Net realized gain (loss)                                                                          2,369,786
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (962)
                                                                                       --------------------
Net assets                                                                             $             71,709
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                58   $            72              1.25%              2.2%
12/31/2013                        1.20            10,142            12,203              1.25%             14.3%
12/31/2012                        1.05             9,643            10,150              1.25%             11.3%
12/31/2011                        0.95                 0                 0              1.25%             -5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%              2.5%
12/31/2013                        1.21                 0                 0              1.00%             14.6%
12/31/2012                        1.06                 0                 0              1.00%             11.6%
12/31/2011                        0.95                 0                 0              1.00%             -5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.75%              2.7%
12/31/2013                        1.22                 0                 0              0.75%             14.9%
12/31/2012                        1.06                 0                 0              0.75%             11.8%
12/31/2011                        0.95                 0                 0              0.75%             -5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              3.0%
12/31/2013                        1.23                 0                 0              0.50%             15.2%
12/31/2012                        1.06                 0                 0              0.50%             12.1%
12/31/2011                        0.95                 0                 0              0.50%             -5.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              3.2%
12/31/2013                        1.23                 0                 0              0.25%             15.5%
12/31/2012                        1.07                 0                 0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -4.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.00%              3.5%
12/31/2013                        1.24                 0                 0              0.00%             15.8%
12/31/2012                        1.07                 0                 0              0.00%             12.7%
12/31/2011                        0.95                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.5%
      2012          3.4%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     DFA GLOBAL EQUITY R2 CLASS - 25434D682

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,356,269   $     1,322,002            73,064
                                                                         ===============   ===============
Receivables: investments sold                                    1,996
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,358,265
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,358,265           985,900   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $     1,358,265           985,900
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        40,202
Mortality & expense charges                                                                        (35,654)
                                                                                           ---------------
Net investment income (loss)                                                                         4,548
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           649,868
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (447,557)
                                                                                           ---------------
Net gain (loss)                                                                                    202,311
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       206,859
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,548   $              7,699
Net realized gain (loss)                                                     649,868                 30,821
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (447,557)               416,910
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            206,859                455,430
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,881,209                495,274
Cost of units redeemed                                                    (2,992,990)              (327,524)
Account charges                                                                 (187)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,111,968)               167,718
                                                                --------------------   --------------------
Net increase (decrease)                                                     (905,109)               623,148
Net assets, beginning                                                      2,263,374              1,640,226
                                                                --------------------   --------------------
Net assets, ending                                              $          1,358,265   $          2,263,374
                                                                ====================   ====================

Units sold                                                                 1,411,920                409,527
Units redeemed                                                            (2,119,568)              (277,234)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (707,648)               132,293
Units outstanding, beginning                                               1,693,548              1,561,255
                                                                --------------------   --------------------
Units outstanding, ending                                                    985,900              1,693,548
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,113,374
Cost of units redeemed/account charges                                                           (3,497,205)
Net investment income (loss)                                                                         24,001
Net realized gain (loss)                                                                            683,828
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 34,267
                                                                                       --------------------
Net assets                                                                             $          1,358,265
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38               986   $         1,358              1.25%              3.1%
12/31/2013                        1.34             1,694             2,263              1.25%             27.2%
12/31/2012                        1.05             1,561             1,640              1.25%             16.5%
12/31/2011                        0.90                 3                 2              1.25%             -9.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%              3.3%
12/31/2013                        1.34                 0                 0              1.00%             27.5%
12/31/2012                        1.05                 0                 0              1.00%             16.8%
12/31/2011                        0.90                 0                 0              1.00%             -9.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              3.6%
12/31/2013                        1.35                 0                 0              0.75%             27.8%
12/31/2012                        1.06                 0                 0              0.75%             17.1%
12/31/2011                        0.90                 0                 0              0.75%             -9.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%              3.9%
12/31/2013                        1.36                 0                 0              0.50%             28.2%
12/31/2012                        1.06                 0                 0              0.50%             17.4%
12/31/2011                        0.90                 0                 0              0.50%             -9.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.25%              4.1%
12/31/2013                        1.37                 0                 0              0.25%             28.5%
12/31/2012                        1.07                 0                 0              0.25%             17.7%
12/31/2011                        0.91                 0                 0              0.25%             -9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.00%              4.4%
12/31/2013                        1.38                 0                 0              0.00%             28.8%
12/31/2012                        1.07                 0                 0              0.00%             18.0%
12/31/2011                        0.91                 0                 0              0.00%             -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          1.6%
      2012          3.3%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  DFA INTERNATIONAL VALUE R2 CLASS - 25434D625

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        21,914
Mortality & expense charges                                                                         (5,992)
                                                                                           ---------------
Net investment income (loss)                                                                        15,922
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,230
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (104,122)
                                                                                           ---------------
Net gain (loss)                                                                                       (892)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,030
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,922   $              8,995
Net realized gain (loss)                                                     103,230                 13,582
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (104,122)                91,836
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,030                114,413
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      74,958                235,055
Cost of units redeemed                                                      (752,593)              (162,419)
Account charges                                                                   (9)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                         (677,644)                72,624
                                                                --------------------   --------------------
Net increase (decrease)                                                     (662,614)               187,037
Net assets, beginning                                                        662,614                475,577
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $            662,614
                                                                ====================   ====================

Units sold                                                                    64,707                230,880
Units redeemed                                                              (644,420)              (155,872)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (579,713)                75,008
Units outstanding, beginning                                                 579,713                504,705
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                579,713
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            802,463
Cost of units redeemed/account charges                                                             (953,725)
Net investment income (loss)                                                                         33,440
Net realized gain (loss)                                                                            117,822
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%             -8.4%
12/31/2013                        1.14               580               663              1.25%             21.3%
12/31/2012                        0.94               505               476              1.25%             14.8%
12/31/2011                        0.82                 2                 2              1.25%            -17.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%             -8.2%
12/31/2013                        1.15                 0                 0              1.00%             21.6%
12/31/2012                        0.95                 0                 0              1.00%             15.1%
12/31/2011                        0.82                 0                 0              1.00%            -17.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%             -8.0%
12/31/2013                        1.16                 0                 0              0.75%             21.9%
12/31/2012                        0.95                 0                 0              0.75%             15.4%
12/31/2011                        0.82                 0                 0              0.75%            -17.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%             -7.7%
12/31/2013                        1.16                 0                 0              0.50%             22.2%
12/31/2012                        0.95                 0                 0              0.50%             15.7%
12/31/2011                        0.82                 0                 0              0.50%            -17.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%             -7.5%
12/31/2013                        1.17                 0                 0              0.25%             22.5%
12/31/2012                        0.96                 0                 0              0.25%             16.0%
12/31/2011                        0.82                 0                 0              0.25%            -17.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.00%             -7.3%
12/31/2013                        1.18                 0                 0              0.00%             22.8%
12/31/2012                        0.96                 0                 0              0.00%             16.3%
12/31/2011                        0.83                 0                 0              0.00%            -17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          6.6%
      2013          2.9%
      2012          5.5%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   DFA US TARGETED VALUE R2 CLASS - 233203256

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,991,561   $     6,182,700           270,767
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,178)
                                                       ---------------
Net assets                                             $     5,989,383
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,989,383         3,912,244   $          1.53
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.59
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $     5,989,383         3,912,244
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        34,504
Mortality & expense charges                                                                        (54,099)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,595)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,851
Realized gain distributions                                                                        257,145
Net change in unrealized appreciation (depreciation)                                              (284,608)
                                                                                           ---------------
Net gain (loss)                                                                                    115,388
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        95,793
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,595)  $             (3,788)
Net realized gain (loss)                                                     142,851                 58,562
Realized gain distributions                                                  257,145                 84,863
Net change in unrealized appreciation (depreciation)                        (284,608)                89,548
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             95,793                229,185
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,127,304              2,623,017
Cost of units redeemed                                                    (4,082,637)            (1,291,277)
Account charges                                                               (5,448)                (1,009)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,039,219              1,330,731
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,135,012              1,559,916
Net assets, beginning                                                      1,854,371                294,455
                                                                --------------------   --------------------
Net assets, ending                                              $          5,989,383   $          1,854,371
                                                                ====================   ====================

Units sold                                                                 5,466,997              1,889,638
Units redeemed                                                            (2,783,825)              (935,566)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,683,172                954,072
Units outstanding, beginning                                               1,229,072                275,000
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,912,244              1,229,072
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,053,275
Cost of units redeemed/account charges                                                           (5,411,382)
Net investment income (loss)                                                                        (22,794)
Net realized gain (loss)                                                                            203,174
Realized gain distributions                                                                         358,249
Net change in unrealized appreciation (depreciation)                                               (191,139)
                                                                                       --------------------
Net assets                                                                             $          5,989,383
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53             3,912   $         5,989              1.25%              1.5%
12/31/2013                        1.51             1,229             1,854              1.25%             40.9%
12/31/2012                        1.07               275               294              1.25%             17.3%
12/31/2011                        0.91                30                28              1.25%             -8.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%              1.7%
12/31/2013                        1.52                 0                 0              1.00%             41.3%
12/31/2012                        1.07                 0                 0              1.00%             17.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.75%              2.0%
12/31/2013                        1.53                 0                 0              0.75%             41.6%
12/31/2012                        1.08                 0                 0              0.75%             17.9%
12/31/2011                        0.91                 0                 0              0.75%             -8.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.50%              2.2%
12/31/2013                        1.54                 0                 0              0.50%             42.0%
12/31/2012                        1.08                 0                 0              0.50%             18.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.25%              2.5%
12/31/2013                        1.55                 0                 0              0.25%             42.3%
12/31/2012                        1.09                 0                 0              0.25%             18.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              2.7%
12/31/2013                        1.56                 0                 0              0.00%             42.7%
12/31/2012                        1.09                 0                 0              0.00%             18.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          0.4%
      2012          2.1%
      2011          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 DEUTSCHE MID CAP VALUE FUND S CLASS - 25159G886

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        28,586   $        27,970             1,656
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        28,597
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        28,597            11,670   $          2.45
Band 100                                                            --                --              2.49
Band 75                                                             --                --              2.52
Band 50                                                             --                --              2.56
Band 25                                                             --                --              2.59
Band 0                                                              --                --              2.63
                                                       ---------------   ---------------
 Total                                                 $        28,597            11,670
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            88
Mortality & expense charges                                                                           (172)
                                                                                           ---------------
Net investment income (loss)                                                                           (84)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                99
Realized gain distributions                                                                          1,014
Net change in unrealized appreciation (depreciation)                                                   272
                                                                                           ---------------
Net gain (loss)                                                                                      1,385
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,301
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (84)  $                 10
Net realized gain (loss)                                                          99                      3
Realized gain distributions                                                    1,014                     --
Net change in unrealized appreciation (depreciation)                             272                    332
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,301                    345
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,428                  3,131
Cost of units redeemed                                                          (756)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           23,672                  3,131
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,973                  3,476
Net assets, beginning                                                          3,624                    148
                                                                --------------------   --------------------
Net assets, ending                                              $             28,597   $              3,624
                                                                ====================   ====================

Units sold                                                                    10,404                  1,505
Units redeemed                                                                  (328)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,076                  1,505
Units outstanding, beginning                                                   1,594                     89
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,670                  1,594
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             27,694
Cost of units redeemed/account charges                                                                 (756)
Net investment income (loss)                                                                            (73)
Net realized gain (loss)                                                                                102
Realized gain distributions                                                                           1,014
Net change in unrealized appreciation (depreciation)                                                    616
                                                                                       --------------------
Net assets                                                                             $             28,597
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45                12   $            29              1.25%              7.8%
12/31/2013                        2.27                 2                 4              1.25%             37.3%
12/31/2012                        1.66                 0                 0              1.25%             15.9%
12/31/2011                        1.43                 0                 0              1.25%             -7.1%
12/31/2010                        1.54                 0                 0              1.25%             18.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.49                 0   $             0              1.00%              8.0%
12/31/2013                        2.30                 0                 0              1.00%             37.6%
12/31/2012                        1.67                 0                 0              1.00%             16.2%
12/31/2011                        1.44                 0                 0              1.00%             -6.8%
12/31/2010                        1.54                 0                 0              1.00%             18.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.52                 0   $             0              0.75%              8.3%
12/31/2013                        2.33                 0                 0              0.75%             37.9%
12/31/2012                        1.69                 0                 0              0.75%             16.5%
12/31/2011                        1.45                 0                 0              0.75%             -6.6%
12/31/2010                        1.55                 0                 0              0.75%             18.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.56                 0   $             0              0.50%              8.6%
12/31/2013                        2.35                 0                 0              0.50%             38.3%
12/31/2012                        1.70                 0                 0              0.50%             16.8%
12/31/2011                        1.46                 0                 0              0.50%             -6.4%
12/31/2010                        1.56                 0                 0              0.50%             19.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.59                 0   $             0              0.25%              8.9%
12/31/2013                        2.38                 0                 0              0.25%             38.6%
12/31/2012                        1.72                 0                 0              0.25%             17.0%
12/31/2011                        1.47                 0                 0              0.25%             -6.1%
12/31/2010                        1.56                 0                 0              0.25%             19.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.63                 0   $             0              0.00%              9.1%
12/31/2013                        2.41                 0                 0              0.00%             39.0%
12/31/2012                        1.73                 0                 0              0.00%             17.3%
12/31/2011                        1.48                 0                 0              0.00%             -5.9%
12/31/2010                        1.57                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          1.2%
      2012          0.9%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         DEUTSCHE ALTERNATIVE ASSET ALLOCATION FUND S CLASS - 25159K804

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,057   $        24,142             2,489
                                                                         ===============   ===============
Receivables: investments sold                                       17
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        23,074
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        23,074            16,116   $          1.43
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $        23,074            16,116
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           560
Mortality & expense charges                                                                           (119)
                                                                                           ---------------
Net investment income (loss)                                                                           441
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,085)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,087)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (646)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                441   $                 --
Net realized gain (loss)                                                          (2)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,085)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (646)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,630                     --
Cost of units redeemed                                                       (18,910)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           23,720                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,074                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             23,074   $                 --
                                                                ====================   ====================

Units sold                                                                    28,911                     --
Units redeemed                                                               (12,795)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,116                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,116                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             42,630
Cost of units redeemed/account charges                                                              (18,910)
Net investment income (loss)                                                                            441
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (1,085)
                                                                                       --------------------
Net assets                                                                             $             23,074
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                16   $            23              1.25%              2.0%
12/31/2013                        1.40                 0                 0              1.25%             -0.3%
12/31/2012                        1.41                 0                 0              1.25%              8.2%
12/31/2011                        1.30                 0                 0              1.25%             -4.3%
12/31/2010                        1.36                 0                 0              1.25%             11.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              2.3%
12/31/2013                        1.42                 0                 0              1.00%             -0.1%
12/31/2012                        1.42                 0                 0              1.00%              8.4%
12/31/2011                        1.31                 0                 0              1.00%             -4.1%
12/31/2010                        1.37                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%              2.5%
12/31/2013                        1.44                 0                 0              0.75%              0.2%
12/31/2012                        1.43                 0                 0              0.75%              8.7%
12/31/2011                        1.32                 0                 0              0.75%             -3.8%
12/31/2010                        1.37                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%              2.8%
12/31/2013                        1.45                 0                 0              0.50%              0.4%
12/31/2012                        1.45                 0                 0              0.50%              9.0%
12/31/2011                        1.33                 0                 0              0.50%             -3.6%
12/31/2010                        1.38                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%              3.1%
12/31/2013                        1.47                 0                 0              0.25%              0.7%
12/31/2012                        1.46                 0                 0              0.25%              9.2%
12/31/2011                        1.34                 0                 0              0.25%             -3.3%
12/31/2010                        1.38                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%              3.3%
12/31/2013                        1.49                 0                 0              0.00%              0.9%
12/31/2012                        1.47                 0                 0              0.00%              9.5%
12/31/2011                        1.35                 0                 0              0.00%             -3.1%
12/31/2010                        1.39                 0                 0              0.00%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.9%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         DEUTSCHE ALTERNATIVE ASSET ALLOCATION FUND A CLASS - 25159K879

                            STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       268,585   $       271,740            28,761
                                                                         ===============   ===============
Receivables: investments sold                                       46
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       268,631
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       193,754           136,931   $          1.41
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.50
Band 0                                                          74,877            49,299              1.52
                                                       ---------------   ---------------
 Total                                                 $       268,631           186,230
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,338
Mortality & expense charges                                                                         (1,779)
                                                                                           ---------------
Net investment income (loss)                                                                         5,559
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,437
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,520)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,083)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,476
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,559   $              1,283
Net realized gain (loss)                                                       1,437                    156
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,520)                (1,893)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,476                   (454)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     105,976                 84,937
Cost of units redeemed                                                       (37,266)               (10,533)
Account charges                                                                 (261)                  (150)
                                                                --------------------   --------------------
Increase (decrease)                                                           68,449                 74,254
                                                                --------------------   --------------------
Net increase (decrease)                                                       71,925                 73,800
Net assets, beginning                                                        196,706                122,906
                                                                --------------------   --------------------
Net assets, ending                                              $            268,631   $            196,706
                                                                ====================   ====================

Units sold                                                                    73,657                 60,276
Units redeemed                                                               (26,120)                (7,645)
                                                                --------------------   --------------------
Net increase (decrease)                                                       47,537                 52,631
Units outstanding, beginning                                                 138,693                 86,062
                                                                --------------------   --------------------
Units outstanding, ending                                                    186,230                138,693
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            335,060
Cost of units redeemed/account charges                                                              (75,782)
Net investment income (loss)                                                                          9,807
Net realized gain (loss)                                                                              2,701
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (3,155)
                                                                                       --------------------
Net assets                                                                             $            268,631
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41               137   $           194              1.25%              1.7%
12/31/2013                        1.39                93               129              1.25%             -0.4%
12/31/2012                        1.40                45                63              1.25%              8.0%
12/31/2011                        1.29                 5                 6              1.25%             -4.7%
12/31/2010                        1.36                 2                 3              1.25%             10.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.00%              2.0%
12/31/2013                        1.41                 0                 0              1.00%             -0.2%
12/31/2012                        1.41                 0                 0              1.00%              8.2%
12/31/2011                        1.30                 0                 0              1.00%             -4.4%
12/31/2010                        1.36                 0                 0              1.00%             11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%              2.3%
12/31/2013                        1.42                 0                 0              0.75%              0.1%
12/31/2012                        1.42                 0                 0              0.75%              8.5%
12/31/2011                        1.31                 0                 0              0.75%             -4.2%
12/31/2010                        1.37                 0                 0              0.75%             11.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%              2.5%
12/31/2013                        1.44                 0                 0              0.50%              0.3%
12/31/2012                        1.44                 0                 0              0.50%              8.8%
12/31/2011                        1.32                 0                 0              0.50%             -3.9%
12/31/2010                        1.37                 0                 0              0.50%             11.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              2.8%
12/31/2013                        1.46                 0                 0              0.25%              0.6%
12/31/2012                        1.45                 0                 0              0.25%              9.1%
12/31/2011                        1.33                 0                 0              0.25%             -3.7%
12/31/2010                        1.38                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                49   $            75              0.00%              3.0%
12/31/2013                        1.47                46                68              0.00%              0.8%
12/31/2012                        1.46                41                60              0.00%              9.3%
12/31/2011                        1.34                11                15              0.00%             -3.5%
12/31/2010                        1.39                21                29              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.2%
      2013          1.6%
      2012          3.5%
      2011          3.1%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE LARGE CAP VALUE FUND A CLASS - 25159G100

                            STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       194,751   $       213,150            10,591
                                                                         ===============   ===============
Receivables: investments sold                                       21
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       194,772
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       168,642            99,905   $          1.69
Band 100                                                        26,130            15,303              1.71
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.77
Band 0                                                              --                --              1.79
                                                       ---------------   ---------------
 Total                                                 $       194,772           115,208
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,009
Mortality & expense charges                                                                         (1,903)
                                                                                           ---------------
Net investment income (loss)                                                                           106
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,638
Realized gain distributions                                                                         42,547
Net change in unrealized appreciation (depreciation)                                               (32,138)
                                                                                           ---------------
Net gain (loss)                                                                                     13,047
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,153
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                106   $              1,063
Net realized gain (loss)                                                       2,638                 50,554
Realized gain distributions                                                   42,547                  5,431
Net change in unrealized appreciation (depreciation)                         (32,138)                (6,287)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,153                 50,761
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      96,072                 34,749
Cost of units redeemed                                                       (15,428)              (260,759)
Account charges                                                                 (180)                  (184)
                                                                --------------------   --------------------
Increase (decrease)                                                           80,464               (226,194)
                                                                --------------------   --------------------
Net increase (decrease)                                                       93,617               (175,433)
Net assets, beginning                                                        101,155                276,588
                                                                --------------------   --------------------
Net assets, ending                                              $            194,772   $            101,155
                                                                ====================   ====================

Units sold                                                                    61,737                 27,070
Units redeemed                                                               (11,730)              (191,944)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,007               (164,874)
Units outstanding, beginning                                                  65,201                230,075
                                                                --------------------   --------------------
Units outstanding, ending                                                    115,208                 65,201
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            630,701
Cost of units redeemed/account charges                                                             (527,368)
Net investment income (loss)                                                                          4,077
Net realized gain (loss)                                                                             57,783
Realized gain distributions                                                                          47,978
Net change in unrealized appreciation (depreciation)                                                (18,399)
                                                                                       --------------------
Net assets                                                                             $            194,772
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69               100   $           169              1.25%              8.8%
12/31/2013                        1.55                65               101              1.25%             29.1%
12/31/2012                        1.20               230               277              1.25%              8.2%
12/31/2011                        1.11               195               217              1.25%             -1.6%
12/31/2010                        1.13                67                76              1.25%             12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                15   $            26              1.00%              9.1%
12/31/2013                        1.57                 0                 0              1.00%             29.4%
12/31/2012                        1.21                 0                 0              1.00%              8.4%
12/31/2011                        1.12                 0                 0              1.00%             -1.4%
12/31/2010                        1.13                 0                 0              1.00%             13.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.75%              9.4%
12/31/2013                        1.58                 0                 0              0.75%             29.7%
12/31/2012                        1.22                 0                 0              0.75%              8.7%
12/31/2011                        1.12                 0                 0              0.75%             -1.1%
12/31/2010                        1.13                 0                 0              0.75%             13.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.50%              9.6%
12/31/2013                        1.59                 0                 0              0.50%             30.0%
12/31/2012                        1.23                 0                 0              0.50%              9.0%
12/31/2011                        1.12                 0                 0              0.50%             -0.9%
12/31/2010                        1.13                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.25%              9.9%
12/31/2013                        1.61                 0                 0              0.25%             30.3%
12/31/2012                        1.23                 0                 0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%             -0.6%
12/31/2010                        1.14                 0                 0              0.25%             13.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.00%             10.2%
12/31/2013                        1.62                 0                 0              0.00%             30.7%
12/31/2012                        1.24                 0                 0              0.00%              9.5%
12/31/2011                        1.13                 0                 0              0.00%             -0.4%
12/31/2010                        1.14                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.7%
      2012          1.9%
      2011          1.9%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE LARGE CAP VALUE FUND S CLASS - 25159G407 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.71
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.82
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              1.25%              9.2%
12/31/2013                        1.57                 0                 0              1.25%             29.5%
12/31/2012                        1.21                 0                 0              1.25%              8.5%
12/31/2011                        1.12                 0                 0              1.25%             -1.3%
12/31/2010                        1.13                 0                 0              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.00%              9.4%
12/31/2013                        1.58                 0                 0              1.00%             29.8%
12/31/2012                        1.22                 0                 0              1.00%              8.8%
12/31/2011                        1.12                 0                 0              1.00%             -1.0%
12/31/2010                        1.13                 0                 0              1.00%             13.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.75%              9.7%
12/31/2013                        1.60                 0                 0              0.75%             30.1%
12/31/2012                        1.23                 0                 0              0.75%              9.1%
12/31/2011                        1.13                 0                 0              0.75%             -0.8%
12/31/2010                        1.14                 0                 0              0.75%             13.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.50%             10.0%
12/31/2013                        1.61                 0                 0              0.50%             30.4%
12/31/2012                        1.24                 0                 0              0.50%              9.4%
12/31/2011                        1.13                 0                 0              0.50%             -0.6%
12/31/2010                        1.14                 0                 0              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.25%             10.3%
12/31/2013                        1.63                 0                 0              0.25%             30.8%
12/31/2012                        1.24                 0                 0              0.25%              9.6%
12/31/2011                        1.14                 0                 0              0.25%             -0.3%
12/31/2010                        1.14                 0                 0              0.25%             13.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.00%             10.5%
12/31/2013                        1.64                 0                 0              0.00%             31.1%
12/31/2012                        1.25                 0                 0              0.00%              9.9%
12/31/2011                        1.14                 0                 0              0.00%             -0.1%
12/31/2010                        1.14                 0                 0              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 DEUTSCHE MID CAP VALUE FUND A CLASS - 25159G852

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       183,726   $       176,914            10,629
                                                                         ===============   ===============
Receivables: investments sold                                       59
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       183,785
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        95,800            39,685   $          2.41
Band 100                                                        87,985            35,935              2.45
Band 75                                                             --                --              2.48
Band 50                                                             --                --              2.52
Band 25                                                             --                --              2.55
Band 0                                                              --                --              2.59
                                                       ---------------   ---------------
 Total                                                 $       183,785            75,620
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           113
Mortality & expense charges                                                                         (1,390)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,277)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,906
Realized gain distributions                                                                          6,579
Net change in unrealized appreciation (depreciation)                                                (3,863)
                                                                                           ---------------
Net gain (loss)                                                                                     10,622
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,345
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,277)  $               (336)
Net realized gain (loss)                                                       7,906                  2,294
Realized gain distributions                                                    6,579                     --
Net change in unrealized appreciation (depreciation)                          (3,863)                10,331
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,345                 12,289
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     149,717                 98,830
Cost of units redeemed                                                       (32,111)               (90,737)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          117,606                  8,093
                                                                --------------------   --------------------
Net increase (decrease)                                                      126,951                 20,382
Net assets, beginning                                                         56,834                 36,452
                                                                --------------------   --------------------
Net assets, ending                                              $            183,785   $             56,834
                                                                ====================   ====================

Units sold                                                                    78,092                 66,008
Units redeemed                                                               (27,772)               (62,934)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,320                  3,074
Units outstanding, beginning                                                  25,300                 22,226
                                                                --------------------   --------------------
Units outstanding, ending                                                     75,620                 25,300
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            334,302
Cost of units redeemed/account charges                                                             (171,456)
Net investment income (loss)                                                                         (1,511)
Net realized gain (loss)                                                                              9,059
Realized gain distributions                                                                           6,579
Net change in unrealized appreciation (depreciation)                                                  6,812
                                                                                       --------------------
Net assets                                                                             $            183,785
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.41                40   $            96              1.25%              7.6%
12/31/2013                        2.24                23                52              1.25%             36.8%
12/31/2012                        1.64                22                36              1.25%             15.6%
12/31/2011                        1.42                 3                 4              1.25%             -7.2%
12/31/2010                        1.53                 3                 4              1.25%             18.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45                36   $            88              1.00%              7.8%
12/31/2013                        2.27                 2                 4              1.00%             37.2%
12/31/2012                        1.66                 0                 0              1.00%             15.9%
12/31/2011                        1.43                 0                 0              1.00%             -7.0%
12/31/2010                        1.54                 0                 0              1.00%             18.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.48                 0   $             0              0.75%              8.1%
12/31/2013                        2.30                 0                 0              0.75%             37.5%
12/31/2012                        1.67                 0                 0              0.75%             16.1%
12/31/2011                        1.44                 0                 0              0.75%             -6.8%
12/31/2010                        1.54                 0                 0              0.75%             18.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.52                 0   $             0              0.50%              8.4%
12/31/2013                        2.32                 0                 0              0.50%             37.9%
12/31/2012                        1.69                 0                 0              0.50%             16.4%
12/31/2011                        1.45                 0                 0              0.50%             -6.5%
12/31/2010                        1.55                 0                 0              0.50%             19.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.55                 0   $             0              0.25%              8.6%
12/31/2013                        2.35                 0                 0              0.25%             38.2%
12/31/2012                        1.70                 0                 0              0.25%             16.7%
12/31/2011                        1.46                 0                 0              0.25%             -6.3%
12/31/2010                        1.56                 0                 0              0.25%             19.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.59                 0   $             0              0.00%              8.9%
12/31/2013                        2.38                 0                 0              0.00%             38.6%
12/31/2012                        1.72                 0                 0              0.00%             17.0%
12/31/2011                        1.47                 0                 0              0.00%             -6.1%
12/31/2010                        1.56                 0                 0              0.00%             19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.5%
      2012          0.9%
      2011          6.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               DEUTSCHE REAL ESTATE SECURITIES A CLASS - 25159L505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,253,358   $     1,160,733            52,920
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,365)
                                                       ---------------
Net assets                                             $     1,249,993
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,080,048           735,250   $          1.47
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.52
Band 0                                                         169,945           110,709              1.54
                                                       ---------------   ---------------
 TOTAL                                                 $     1,249,993           845,959
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        18,320
Mortality & expense charges                                                                        (10,226)
                                                                                           ---------------
Net investment income (loss)                                                                         8,094
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,453
Realized gain distributions                                                                         78,423
Net change in unrealized appreciation (depreciation)                                               157,129
                                                                                           ---------------
Net gain (loss)                                                                                    237,005
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       245,099
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,094   $             12,577
Net realized gain (loss)                                                       1,453                 21,198
Realized gain distributions                                                   78,423                 38,946
Net change in unrealized appreciation (depreciation)                         157,129                (85,019)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            245,099                (12,298)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     361,158                390,645
Cost of units redeemed                                                       (87,793)              (452,687)
Account charges                                                                 (567)                  (408)
                                                                --------------------   --------------------
Increase (decrease)                                                          272,798                (62,450)
                                                                --------------------   --------------------
Net increase (decrease)                                                      517,897                (74,748)
Net assets, beginning                                                        732,096                806,844
                                                                --------------------   --------------------
Net assets, ending                                              $          1,249,993   $            732,096
                                                                ====================   ====================

Units sold                                                                   273,831                344,041
Units redeemed                                                               (71,251)              (396,572)
                                                                --------------------   --------------------
Net increase (decrease)                                                      202,580                (52,531)
Units outstanding, beginning                                                 643,379                695,910
                                                                --------------------   --------------------
Units outstanding, ending                                                    845,959                643,379
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,125,011
Cost of units redeemed/account charges                                                           (1,182,382)
Net investment income (loss)                                                                         27,861
Net realized gain (loss)                                                                             44,306
Realized gain distributions                                                                         142,572
Net change in unrealized appreciation (depreciation)                                                 92,625
                                                                                       --------------------
Net assets                                                                             $          1,249,993
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47               735   $         1,080              1.25%             29.7%
12/31/2013                        1.13               547               620              1.25%             -1.7%
12/31/2012                        1.15               458               527              1.25%             15.6%
12/31/2011                        1.00                10                10              1.25%             -0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              1.00%             30.0%
12/31/2013                        1.14                 0                 0              1.00%             -1.4%
12/31/2012                        1.16                 0                 0              1.00%             15.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%             30.4%
12/31/2013                        1.15                 0                 0              0.75%             -1.2%
12/31/2012                        1.16                 0                 0              0.75%             16.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%             30.7%
12/31/2013                        1.15                 0                 0              0.50%             -0.9%
12/31/2012                        1.17                 0                 0              0.50%             16.5%
12/31/2011                        1.00                 0                 0              0.50%              0.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%             31.0%
12/31/2013                        1.16                 0                 0              0.25%             -0.7%
12/31/2012                        1.17                 0                 0              0.25%             16.7%
12/31/2011                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               111   $           170              0.00%             31.3%
12/31/2013                        1.17                96               112              0.00%             -0.4%
12/31/2012                        1.17               238               280              0.00%             17.0%
12/31/2011                        1.00               201               202              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          2.6%
      2012          1.8%
      2011          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               DEUTSCHE REAL ESTATE SECURITIES S CLASS - 25159L885

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,711,584   $     4,328,539           190,479
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (189,601)
                                                       ---------------
Net assets                                             $     4,521,983
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,521,983         3,054,657   $          1.48
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $     4,521,983         3,054,657
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        76,063
Mortality & expense charges                                                                        (44,853)
                                                                                           ---------------
Net investment income (loss)                                                                        31,210
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,464)
Realized gain distributions                                                                        291,948
Net change in unrealized appreciation (depreciation)                                               618,565
                                                                                           ---------------
Net gain (loss)                                                                                    899,049
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       930,259
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,210   $             24,758
Net realized gain (loss)                                                     (11,464)                45,114
Realized gain distributions                                                  291,948                 91,644
Net change in unrealized appreciation (depreciation)                         618,565               (263,812)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            930,259               (102,296)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,770,816              2,230,822
Cost of units redeemed                                                    (1,922,242)            (1,065,556)
Account charges                                                               (5,159)                (2,956)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,843,415              1,162,310
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,773,674              1,060,014
Net assets, beginning                                                      1,748,309                688,295
                                                                --------------------   --------------------
Net assets, ending                                              $          4,521,983   $          1,748,309
                                                                ====================   ====================

Units sold                                                                 2,983,160              1,975,829
Units redeemed                                                            (1,463,908)            (1,035,813)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,519,252                940,016
Units outstanding, beginning                                               1,535,405                595,389
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,054,657              1,535,405
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,934,587
Cost of units redeemed/account charges                                                           (3,304,140)
Net investment income (loss)                                                                         59,684
Net realized gain (loss)                                                                             44,300
Realized gain distributions                                                                         404,507
Net change in unrealized appreciation (depreciation)                                                383,045
                                                                                       --------------------
Net assets                                                                             $          4,521,983
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48             3,055   $         4,522              1.25%             30.0%
12/31/2013                        1.14             1,535             1,748              1.25%             -1.5%
12/31/2012                        1.16               595               688              1.25%             15.9%
12/31/2011                        1.00               310               309              1.25%             -0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              1.00%             30.3%
12/31/2013                        1.15                 0                 0              1.00%             -1.3%
12/31/2012                        1.16                 0                 0              1.00%             16.2%
12/31/2011                        1.00                 0                 0              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%             30.7%
12/31/2013                        1.15                 0                 0              0.75%             -1.0%
12/31/2012                        1.16                 0                 0              0.75%             16.5%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%             31.0%
12/31/2013                        1.16                 0                 0              0.50%             -0.8%
12/31/2012                        1.17                 0                 0              0.50%             16.8%
12/31/2011                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%             31.3%
12/31/2013                        1.17                 0                 0              0.25%             -0.5%
12/31/2012                        1.17                 0                 0              0.25%             17.1%
12/31/2011                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.00%             31.6%
12/31/2013                        1.18                 0                 0              0.00%             -0.3%
12/31/2012                        1.18                 0                 0              0.00%             17.3%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          3.6%
      2012          1.9%
      2011          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP VALUE FUND A CLASS - 25159G787

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       221,371   $       267,238             8,574
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (750)
                                                       ---------------
Net assets                                             $       220,621
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       211,688           102,865   $          2.06
Band 100                                                            --                --              2.09
Band 75                                                             --                --              2.12
Band 50                                                             --                --              2.15
Band 25                                                             --                --              2.18
Band 0                                                           8,933             4,044              2.21
                                                       ---------------   ---------------
 Total                                                 $       220,621           106,909
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           180
Mortality & expense charges                                                                         (2,709)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,529)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,606)
Realized gain distributions                                                                         24,038
Net change in unrealized appreciation (depreciation)                                                (6,866)
                                                                                           ---------------
Net gain (loss)                                                                                      1,566
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (963)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,529)  $               (163)
Net realized gain (loss)                                                     (15,606)                28,385
Realized gain distributions                                                   24,038                 93,445
Net change in unrealized appreciation (depreciation)                          (6,866)               (45,311)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (963)                76,356
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      38,180                 61,991
Cost of units redeemed                                                       (49,239)              (122,064)
Account charges                                                                 (151)                  (111)
                                                                --------------------   --------------------
Increase (decrease)                                                          (11,210)               (60,184)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,173)                16,172
Net assets, beginning                                                        232,794                216,622
                                                                --------------------   --------------------
Net assets, ending                                              $            220,621   $            232,794
                                                                ====================   ====================

Units sold                                                                    19,176                 34,373
Units redeemed                                                               (24,353)               (59,222)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,177)               (24,849)
Units outstanding, beginning                                                 112,086                136,935
                                                                --------------------   --------------------
Units outstanding, ending                                                    106,909                112,086
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            689,193
Cost of units redeemed/account charges                                                             (578,168)
Net investment income (loss)                                                                         (3,165)
Net realized gain (loss)                                                                             32,861
Realized gain distributions                                                                         125,767
Net change in unrealized appreciation (depreciation)                                                (45,867)
                                                                                       --------------------
Net assets                                                                             $            220,621
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06               103   $           212              1.25%             -0.7%
12/31/2013                        2.07               109               226              1.25%             33.1%
12/31/2012                        1.56                91               142              1.25%             14.4%
12/31/2011                        1.36               185               252              1.25%            -11.4%
12/31/2010                        1.54               108               166              1.25%             17.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09                 0   $             0              1.00%             -0.5%
12/31/2013                        2.10                 0                 0              1.00%             33.5%
12/31/2012                        1.57                 0                 0              1.00%             14.6%
12/31/2011                        1.37                 0                 0              1.00%            -11.2%
12/31/2010                        1.54                 0                 0              1.00%             18.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12                 0   $             0              0.75%             -0.2%
12/31/2013                        2.12                 0                 0              0.75%             33.8%
12/31/2012                        1.59                 0                 0              0.75%             14.9%
12/31/2011                        1.38                 0                 0              0.75%            -11.0%
12/31/2010                        1.55                 0                 0              0.75%             18.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             0              0.50%              0.0%
12/31/2013                        2.15                 0                 0              0.50%             34.1%
12/31/2012                        1.60                 0                 0              0.50%             15.2%
12/31/2011                        1.39                 0                 0              0.50%            -10.8%
12/31/2010                        1.56                 0                 0              0.50%             18.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              0.25%              0.3%
12/31/2013                        2.17                 0                 0              0.25%             34.5%
12/31/2012                        1.62                 0                 0              0.25%             15.5%
12/31/2011                        1.40                 0                 0              0.25%            -10.5%
12/31/2010                        1.56                 0                 0              0.25%             19.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 4   $             9              0.00%              0.5%
12/31/2013                        2.20                 3                 7              0.00%             34.8%
12/31/2012                        1.63                46                75              0.00%             15.8%
12/31/2011                        1.41                44                62              0.00%            -10.3%
12/31/2010                        1.57                 6                10              0.00%             19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          1.0%
      2012          1.2%
      2011          1.4%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP VALUE FUND S CLASS - 25159G837

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        68,645   $        81,251             2,626
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        68,652
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        68,652            33,017   $          2.08
Band 100                                                            --                --              2.11
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.17
Band 25                                                             --                --              2.20
Band 0                                                              --                --              2.23
                                                       ---------------   ---------------
 Total                                                 $        68,652            33,017
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            46
Mortality & expense charges                                                                           (782)
                                                                                           ---------------
Net investment income (loss)                                                                          (736)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,029)
Realized gain distributions                                                                          6,802
Net change in unrealized appreciation (depreciation)                                                (4,934)
                                                                                           ---------------
Net gain (loss)                                                                                        839
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           103
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (736)  $                (91)
Net realized gain (loss)                                                      (1,029)                 5,469
Realized gain distributions                                                    6,802                 22,615
Net change in unrealized appreciation (depreciation)                          (4,934)               (11,621)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                103                 16,372
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,813                 11,591
Cost of units redeemed                                                        (3,211)               (25,950)
Account charges                                                                   (4)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           11,598                (14,359)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,701                  2,013
Net assets, beginning                                                         56,951                 54,938
                                                                --------------------   --------------------
Net assets, ending                                              $             68,652   $             56,951
                                                                ====================   ====================

Units sold                                                                     7,355                  6,455
Units redeemed                                                                (1,588)               (14,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,767                 (7,794)
Units outstanding, beginning                                                  27,250                 35,044
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,017                 27,250
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            107,348
Cost of units redeemed/account charges                                                              (65,330)
Net investment income (loss)                                                                           (876)
Net realized gain (loss)                                                                              9,294
Realized gain distributions                                                                          30,822
Net change in unrealized appreciation (depreciation)                                                (12,606)
                                                                                       --------------------
Net assets                                                                             $             68,652
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                33   $            69              1.25%             -0.5%
12/31/2013                        2.09                27                57              1.25%             33.3%
12/31/2012                        1.57                35                55              1.25%             14.6%
12/31/2011                        1.37                37                50              1.25%            -11.3%
12/31/2010                        1.54                41                63              1.25%             18.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              1.00%             -0.3%
12/31/2013                        2.11                 0                 0              1.00%             33.6%
12/31/2012                        1.58                 0                 0              1.00%             14.9%
12/31/2011                        1.38                 0                 0              1.00%            -11.1%
12/31/2010                        1.55                 0                 0              1.00%             18.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.75%              0.0%
12/31/2013                        2.14                 0                 0              0.75%             34.0%
12/31/2012                        1.60                 0                 0              0.75%             15.2%
12/31/2011                        1.39                 0                 0              0.75%            -10.9%
12/31/2010                        1.56                 0                 0              0.75%             18.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                 0   $             0              0.50%              0.2%
12/31/2013                        2.16                 0                 0              0.50%             34.3%
12/31/2012                        1.61                 0                 0              0.50%             15.4%
12/31/2011                        1.40                 0                 0              0.50%            -10.6%
12/31/2010                        1.56                 0                 0              0.50%             18.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.25%              0.5%
12/31/2013                        2.19                 0                 0              0.25%             34.7%
12/31/2012                        1.63                 0                 0              0.25%             15.7%
12/31/2011                        1.41                 0                 0              0.25%            -10.4%
12/31/2010                        1.57                 0                 0              0.25%             19.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              0.00%              0.7%
12/31/2013                        2.22                 0                 0              0.00%             35.0%
12/31/2012                        1.64                 0                 0              0.00%             16.0%
12/31/2011                        1.41                 0                 0              0.00%            -10.2%
12/31/2010                        1.58                 0                 0              0.00%             19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          1.1%
      2012          1.3%
      2011          1.4%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE STRATEGIC GOVERNMENT SECURITIES S CLASS - 25155T536

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       437,550   $       434,780            61,604
                                                                         ===============   ===============
Receivables: investments sold                                   74,380
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       511,930
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       511,930           496,312   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $       511,930           496,312
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        13,206
Mortality & expense charges                                                                         (4,840)
                                                                                           ---------------
Net investment income (loss)                                                                         8,366
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               215
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 9,609
                                                                                           ---------------
Net gain (loss)                                                                                      9,824
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,190
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,366   $              8,565
Net realized gain (loss)                                                         215                (15,188)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           9,609                 (3,957)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,190                (10,580)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     246,461                706,657
Cost of units redeemed                                                      (104,927)              (491,208)
Account charges                                                               (1,226)                (1,197)
                                                                --------------------   --------------------
Increase (decrease)                                                          140,308                214,252
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,498                203,672
Net assets, beginning                                                        353,432                149,760
                                                                --------------------   --------------------
Net assets, ending                                              $            511,930   $            353,432
                                                                ====================   ====================

Units sold                                                                   241,496                828,109
Units redeemed                                                              (104,941)              (612,526)
                                                                --------------------   --------------------
Net increase (decrease)                                                      136,555                215,583
Units outstanding, beginning                                                 359,757                144,174
                                                                --------------------   --------------------
Units outstanding, ending                                                    496,312                359,757
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,241,385
Cost of units redeemed/account charges                                                             (739,920)
Net investment income (loss)                                                                         22,801
Net realized gain (loss)                                                                            (15,106)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,770
                                                                                       --------------------
Net assets                                                                             $            511,930
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03               496   $           512              1.25%              5.0%
12/31/2013                        0.98               360               353              1.25%             -5.4%
12/31/2012                        1.04               144               150              1.25%              1.2%
12/31/2011                        1.03               132               135              1.25%              2.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              5.3%
12/31/2013                        0.99                 0                 0              1.00%             -5.2%
12/31/2012                        1.04                 0                 0              1.00%              1.5%
12/31/2011                        1.03                 0                 0              1.00%              2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              5.5%
12/31/2013                        0.99                 0                 0              0.75%             -4.9%
12/31/2012                        1.05                 0                 0              0.75%              1.7%
12/31/2011                        1.03                 0                 0              0.75%              2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.8%
12/31/2013                        1.00                 0                 0              0.50%             -4.7%
12/31/2012                        1.05                 0                 0              0.50%              2.0%
12/31/2011                        1.03                 0                 0              0.50%              3.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              6.0%
12/31/2013                        1.01                 0                 0              0.25%             -4.5%
12/31/2012                        1.05                 0                 0              0.25%              2.2%
12/31/2011                        1.03                 0                 0              0.25%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.00%              6.3%
12/31/2013                        1.01                 0                 0              0.00%             -4.2%
12/31/2012                        1.06                 0                 0              0.00%              2.5%
12/31/2011                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          5.0%
      2012          4.9%
      2011          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE STRATEGIC GOVERNMENT SECURITIES A CLASS - 25155T569

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        21,419   $        22,420             2,582
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        21,432
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        21,432            20,910   $          1.02
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $        21,432            20,910
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           586
Mortality & expense charges                                                                           (222)
                                                                                           ---------------
Net investment income (loss)                                                                           364
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (12)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   424
                                                                                           ---------------
Net gain (loss)                                                                                        412
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           776
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                364   $                418
Net realized gain (loss)                                                         (12)                  (134)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             424                 (1,232)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                776                   (948)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,084                  3,465
Cost of units redeemed                                                            --                 (4,102)
Account charges                                                                   (2)                  (135)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,082                   (772)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,858                 (1,720)
Net assets, beginning                                                         15,574                 17,294
                                                                --------------------   --------------------
Net assets, ending                                              $             21,432   $             15,574
                                                                ====================   ====================

Units sold                                                                     5,003                  3,656
Units redeemed                                                                    (2)                (4,430)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,001                   (774)
Units outstanding, beginning                                                  15,909                 16,683
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,910                 15,909
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             60,943
Cost of units redeemed/account charges                                                              (39,572)
Net investment income (loss)                                                                          1,317
Net realized gain (loss)                                                                               (255)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (1,001)
                                                                                       --------------------
Net assets                                                                             $             21,432
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                21   $            21              1.25%              4.7%
12/31/2013                        0.98                16                16              1.25%             -5.6%
12/31/2012                        1.04                17                17              1.25%              1.1%
12/31/2011                        1.03                12                13              1.25%              2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%              5.0%
12/31/2013                        0.99                 0                 0              1.00%             -5.3%
12/31/2012                        1.04                 0                 0              1.00%              1.3%
12/31/2011                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              5.2%
12/31/2013                        0.99                 0                 0              0.75%             -5.1%
12/31/2012                        1.04                 0                 0              0.75%              1.6%
12/31/2011                        1.03                 0                 0              0.75%              2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              5.5%
12/31/2013                        1.00                 0                 0              0.50%             -4.9%
12/31/2012                        1.05                 0                 0              0.50%              1.9%
12/31/2011                        1.03                 0                 0              0.50%              2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              5.8%
12/31/2013                        1.00                 0                 0              0.25%             -4.6%
12/31/2012                        1.05                 0                 0              0.25%              2.1%
12/31/2011                        1.03                 0                 0              0.25%              3.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              6.0%
12/31/2013                        1.01                 0                 0              0.00%             -4.4%
12/31/2012                        1.06                 0                 0              0.00%              2.4%
12/31/2011                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.2%
      2013          3.8%
      2012          4.9%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     FEDERATED HIGH YIELD TRUST INSTITUTIONAL CLASS - 314197203 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FEDERATED HIGH YIELD TRUST SERVICE CLASS - 314197104 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.00%              1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.75%              1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FEDERATED INTERNATIONAL LEADERS FUND A CLASS - 31428U847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       525,327   $       505,130            16,430
                                                                         ===============   ===============
Receivables: investments sold                                      459
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       525,786
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       525,786           566,284   $          0.93
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.93
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.93
Band 0                                                              --                --              0.93
                                                       ---------------   ---------------
 Total                                                 $       525,786           566,284
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,284
Mortality & expense charges                                                                         (1,308)
                                                                                           ---------------
Net investment income (loss)                                                                         2,976
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               263
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                20,197
                                                                                           ---------------
Net gain (loss)                                                                                     20,460
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,436
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $              2,976   $                 --
Net realized gain (loss)                                                         263                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          20,197                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,436                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     506,602                     --
Cost of units redeemed                                                        (4,221)                    --
Account charges                                                                  (31)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          502,350                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      525,786                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            525,786   $                 --
                                                                ====================   ====================

Units sold                                                                   570,834                     --
Units redeemed                                                                (4,550)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      566,284                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    566,284                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            506,602
Cost of units redeemed/account charges                                                               (4,252)
Net investment income (loss)                                                                          2,976
Net realized gain (loss)                                                                                263
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 20,197
                                                                                       --------------------
Net assets                                                                             $            525,786
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93               566   $           526              1.25%             -7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              1.00%             -7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.75%             -6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.50%             -6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.25%             -6.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.00%             -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
FEDERATED INTERNATIONAL LEADERS FUND INSTITUTIONAL CLASS - 31428U623 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.93
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.93
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.93
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              1.25%             -7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              1.00%             -6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.75%             -6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.50%             -6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.25%             -6.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.00%             -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FEDERATED KAUFMANN LARGE CAP FUND A CLASS - 314172446 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.25%              5.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  FEDERATED KAUFMANN LARGE CAP FUND INSTITUTIONAL CLASS - 314172412 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FEDERATED MDT ALL CAP CORE FUND A CLASS - 31421R106 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.25%              4.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              4.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              4.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              4.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   FEDERATED MDT ALL CAP CORE FUND INSTITUTIONAL CLASS - 31421R304 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.25%              4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  FIDELITY ADV STRATEGIC DIVIDEND & INCOME FUND I CLASS - 316145804 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.25%             12.0%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%             12.3%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%             12.6%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%             12.9%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%             13.1%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%             13.4%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND T CLASS - 315920694

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       132,090   $       137,708             6,962
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (81)
                                                       ---------------
Net assets                                             $       132,009
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       132,009            60,802   $          2.17
Band 100                                                            --                --              2.23
Band 75                                                             --                --              2.30
Band 50                                                             --                --              2.36
Band 25                                                             --                --              2.43
Band 0                                                              --                --              2.54
                                                       ---------------   ---------------
 Total                                                 $       132,009            60,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,002
Mortality & expense charges                                                                         (1,785)
                                                                                           ---------------
Net investment income (loss)                                                                          (783)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (59)
Realized gain distributions                                                                            153
Net change in unrealized appreciation (depreciation)                                                (5,989)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,895)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,678)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $               (783)  $               (656)
Net realized gain (loss)                                                         (59)                  (381)
Realized gain distributions                                                      153                  1,254
Net change in unrealized appreciation (depreciation)                          (5,989)                29,080
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,678)                29,297
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                        (8,963)                (3,763)
Account charges                                                                   (4)                    (6)
                                                                --------------------   --------------------
Increase (decrease)                                                           (8,967)                (3,769)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,645)                25,528
Net assets, beginning                                                        147,654                122,126
                                                                --------------------   --------------------
Net assets, ending                                              $            132,009   $            147,654
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                (3,999)                (1,746)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,999)                (1,746)
Units outstanding, beginning                                                  64,801                 66,547
                                                                --------------------   --------------------
Units outstanding, ending                                                     60,802                 64,801
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            722,789
Cost of units redeemed/account charges                                                             (764,064)
Net investment income (loss)                                                                         (9,478)
Net realized gain (loss)                                                                             98,989
Realized gain distributions                                                                          89,391
Net change in unrealized appreciation (depreciation)                                                 (5,618)
                                                                                       --------------------
Net assets                                                                             $            132,009
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                61   $           132              1.25%             -4.7%
12/31/2013                        2.28                65               148              1.25%             24.2%
12/31/2012                        1.84                67               122              1.25%             18.3%
12/31/2011                        1.55                67               104              1.25%            -15.0%
12/31/2010                        1.82                83               151              1.25%              8.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              1.00%             -4.5%
12/31/2013                        2.34                 0                 0              1.00%             24.5%
12/31/2012                        1.88                 0                 0              1.00%             18.6%
12/31/2011                        1.58                 0                 0              1.00%            -14.8%
12/31/2010                        1.86                 0                 0              1.00%              8.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                 0   $             0              0.75%             -4.2%
12/31/2013                        2.40                 0                 0              0.75%             24.8%
12/31/2012                        1.92                 0                 0              0.75%             18.9%
12/31/2011                        1.62                 0                 0              0.75%            -14.6%
12/31/2010                        1.89                 0                 0              0.75%              8.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36                 0   $             0              0.50%             -4.0%
12/31/2013                        2.46                 0                 0              0.50%             25.1%
12/31/2012                        1.97                 0                 0              0.50%             19.2%
12/31/2011                        1.65                 0                 0              0.50%            -14.4%
12/31/2010                        1.93                 0                 0              0.50%              9.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.25%             -3.8%
12/31/2013                        2.52                 0                 0              0.25%             25.4%
12/31/2012                        2.01                 0                 0              0.25%             19.5%
12/31/2011                        1.68                 0                 0              0.25%            -14.1%
12/31/2010                        1.96                 0                 0              0.25%              9.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.54                 0   $             0              0.00%             -3.5%
12/31/2013                        2.63                 0                 0              0.00%             25.7%
12/31/2012                        2.09                 0                 0              0.00%             19.8%
12/31/2011                        1.75                 0                 0              0.00%            -13.9%
12/31/2010                        2.03                 0                 0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          0.8%
      2012          1.1%
      2011          0.8%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR DIVERSIFIED STOCK FUND T CLASS - 316127703

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       489,255   $       512,030            21,722
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (58)
                                                       ---------------
Net assets                                             $       489,197
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       489,197           434,402   $          1.13
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $       489,197           434,402
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:

Dividend income                                                                            $         3,125
Mortality & expense charges                                                                         (1,491)
                                                                                           ---------------
Net investment income (loss)                                                                         1,634
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               273
Realized gain distributions                                                                         37,423
Net change in unrealized appreciation (depreciation)                                               (22,775)
                                                                                           ---------------
Net gain (loss)                                                                                     14,921
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,555
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $              1,634   $                 --
Net realized gain (loss)                                                         273                     --
Realized gain distributions                                                   37,423                     --
Net change in unrealized appreciation (depreciation)                         (22,775)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,555                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     484,676                     --
Cost of units redeemed                                                       (11,688)                    --
Account charges                                                                 (346)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          472,642                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      489,197                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            489,197   $                 --
                                                                ====================   ====================

Units sold                                                                   445,982                     --
Units redeemed                                                               (11,580)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      434,402                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    434,402                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            484,676
Cost of units redeemed/account charges                                                              (12,034)
Net investment income (loss)                                                                          1,634
Net realized gain (loss)                                                                                273
Realized gain distributions                                                                          37,423
Net change in unrealized appreciation (depreciation)                                                (22,775)
                                                                                       --------------------
Net assets                                                                             $            489,197
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13               434   $           489              1.25%              8.9%
12/31/2013                        1.03                 0                 0              0.00%              3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              9.2%
12/31/2013                        1.03                 0                 0              0.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%              9.4%
12/31/2013                        1.03                 0                 0              0.00%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              9.7%
12/31/2013                        1.04                 0                 0              0.00%              3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%             10.0%
12/31/2013                        1.04                 0                 0              0.00%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%             10.2%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     FIDELITY ADVISOR DIVERSIFIED STOCK FUND INSTITUTIONAL CLASS - 316127802

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       476,093   $       490,917            21,121
                                                                         ===============   ===============
Receivables: investments sold                                   26,385
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       502,478
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       502,478           442,967   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $       502,478           442,967
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,901
Mortality & expense charges                                                                         (1,057)
                                                                                           ---------------
Net investment income (loss)                                                                           844
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (528)
Realized gain distributions                                                                         26,880
Net change in unrealized appreciation (depreciation)                                               (14,824)
                                                                                           ---------------
Net gain (loss)                                                                                     11,528
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,372
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                844   $                 --
Net realized gain (loss)                                                        (528)                    --
Realized gain distributions                                                   26,880                     --
Net change in unrealized appreciation (depreciation)                         (14,824)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,372                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     729,601                     --
Cost of units redeemed                                                      (239,323)                    --
Account charges                                                                 (172)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          490,106                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      502,478                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            502,478   $                 --
                                                                ====================   ====================

Units sold                                                                   659,176                     --
Units redeemed                                                              (216,209)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      442,967                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    442,967                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            729,601
Cost of units redeemed/account charges                                                             (239,495)
Net investment income (loss)                                                                            844
Net realized gain (loss)                                                                               (528)
Realized gain distributions                                                                          26,880
Net change in unrealized appreciation (depreciation)                                                (14,824)
                                                                                       --------------------
Net assets                                                                             $            502,478
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13               443   $           502              1.25%              9.6%
12/31/2013                        1.03                 0                 0              0.00%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%              9.9%
12/31/2013                        1.04                 0                 0              0.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%             10.2%
12/31/2013                        1.04                 0                 0              0.00%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%             10.4%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%             10.7%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%             11.0%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR DIVIDEND GROWTH FUND T CLASS - 315805630

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,326,784   $     1,127,077            76,403
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (416)
                                                       ---------------
Net assets                                             $     1,326,368
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       890,092           424,814   $          2.10
Band 100                                                       436,276           202,449              2.15
Band 75                                                             --                --              2.22
Band 50                                                             --                --              2.28
Band 25                                                             --                --              2.34
Band 0                                                              --                --              2.45
                                                       ---------------   ---------------
 Total                                                 $     1,326,368           627,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,411
Mortality & expense charges                                                                        (15,050)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,639)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,608
Realized gain distributions                                                                        127,795
Net change in unrealized appreciation (depreciation)                                               (41,333)
                                                                                           ---------------
Net gain (loss)                                                                                    129,070
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       124,431
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             (4,639)  $             (7,993)
Net realized gain (loss)                                                      42,608                 76,524
Realized gain distributions                                                  127,795                     --
Net change in unrealized appreciation (depreciation)                         (41,333)               163,876
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            124,431                232,407
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     270,169                393,257
Cost of units redeemed                                                      (168,033)              (286,135)
Account charges                                                                 (206)                  (171)
                                                                --------------------   --------------------
Increase (decrease)                                                          101,930                106,951
                                                                --------------------   --------------------
Net increase (decrease)                                                      226,361                339,358
Net assets, beginning                                                      1,100,007                760,649
                                                                --------------------   --------------------
Net assets, ending                                              $          1,326,368   $          1,100,007
                                                                ====================   ====================

Units sold                                                                   342,092                241,366
Units redeemed                                                              (291,748)              (179,970)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,344                 61,396
Units outstanding, beginning                                                 576,919                515,523
                                                                --------------------   --------------------
Units outstanding, ending                                                    627,263                576,919
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,501,191
Cost of units redeemed/account charges                                                           (1,636,733)
Net investment income (loss)                                                                        (42,231)
Net realized gain (loss)                                                                            133,272
Realized gain distributions                                                                         171,162
Net change in unrealized appreciation (depreciation)                                                199,707
                                                                                       --------------------
Net assets                                                                             $          1,326,368
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10               425   $           890              1.25%              9.9%
12/31/2013                        1.91               574             1,095              1.25%             29.2%
12/31/2012                        1.48               513               757              1.25%             16.7%
12/31/2011                        1.26               442               559              1.25%            -10.2%
12/31/2010                        1.41               335               472              1.25%             19.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15               202   $           436              1.00%             10.2%
12/31/2013                        1.96                 2                 5              1.00%             29.5%
12/31/2012                        1.51                 2                 3              1.00%             16.9%
12/31/2011                        1.29                 2                 2              1.00%             -9.9%
12/31/2010                        1.43                 0                 0              1.00%             19.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.75%             10.5%
12/31/2013                        2.01                 0                 0              0.75%             29.9%
12/31/2012                        1.55                 0                 0              0.75%             17.2%
12/31/2011                        1.32                 0                 0              0.75%             -9.7%
12/31/2010                        1.46                 0                 0              0.75%             20.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.50%             10.7%
12/31/2013                        2.06                 0                 0              0.50%             30.2%
12/31/2012                        1.58                 0                 0              0.50%             17.5%
12/31/2011                        1.35                 0                 0              0.50%             -9.5%
12/31/2010                        1.49                 0                 0              0.50%             20.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.34                 0   $             0              0.25%             11.0%
12/31/2013                        2.11                 0                 0              0.25%             30.5%
12/31/2012                        1.62                 0                 0              0.25%             17.8%
12/31/2011                        1.37                 0                 0              0.25%             -9.3%
12/31/2010                        1.51                 0                 0              0.25%             20.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45                 0   $             0              0.00%             11.3%
12/31/2013                        2.20                 0                 0              0.00%             30.8%
12/31/2012                        1.68                 0                 0              0.00%             18.1%
12/31/2011                        1.42                 0                 0              0.00%             -9.0%
12/31/2010                        1.57                 0                 0              0.00%             21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          0.4%
      2012          0.6%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY GROWTH FUND T CLASS - 315805200

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,093,555   $     1,360,273            22,841
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (610)
                                                       ---------------
Net assets                                             $     2,092,945
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       755,116           397,268   $          1.90
Band 100                                                        56,610            29,001              1.95
Band 75                                                             --                --              2.00
Band 50                                                      1,281,219           622,399              2.06
Band 25                                                             --                --              2.11
Band 0                                                              --                --              2.17
                                                       ---------------   ---------------
 Total                                                 $     2,092,945         1,048,668
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (15,266)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,266)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           141,329
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                52,470
                                                                                           ---------------
Net gain (loss)                                                                                    193,799
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       178,533
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $            (15,266)  $            (13,110)
Net realized gain (loss)                                                     141,329                104,609
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          52,470                413,429
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            178,533                504,928
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     381,016                113,220
Cost of units redeemed                                                      (344,507)              (283,707)
Account charges                                                                 (268)                  (247)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,241               (170,734)
                                                                --------------------   --------------------
Net increase (decrease)                                                      214,774                334,194
Net assets, beginning                                                      1,878,171              1,543,977
                                                                --------------------   --------------------
Net assets, ending                                              $          2,092,945   $          1,878,171
                                                                ====================   ====================

Units sold                                                                   204,284                106,189
Units redeemed                                                              (186,808)              (216,852)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,476               (110,663)
Units outstanding, beginning                                               1,031,192              1,141,855
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,048,668              1,031,192
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,949,892
Cost of units redeemed/account charges                                                           (1,808,665)
Net investment income (loss)                                                                        (84,898)
Net realized gain (loss)                                                                            303,334
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                733,282
                                                                                       --------------------
Net assets                                                                             $          2,092,945
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90               397   $           755              1.25%              9.3%
12/31/2013                        1.74               381               662              1.25%             33.7%
12/31/2012                        1.30               468               608              1.25%             12.6%
12/31/2011                        1.16               513               593              1.25%             -1.5%
12/31/2010                        1.17               524               614              1.25%             21.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95                29   $            57              1.00%              9.6%
12/31/2013                        1.78                 0                 0              1.00%             34.0%
12/31/2012                        1.33                 0                 0              1.00%             12.9%
12/31/2011                        1.18                 0                 0              1.00%             -1.2%
12/31/2010                        1.19                 0                 0              1.00%             22.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.75%              9.8%
12/31/2013                        1.82                 0                 0              0.75%             34.4%
12/31/2012                        1.36                 0                 0              0.75%             13.2%
12/31/2011                        1.20                 0                 0              0.75%             -1.0%
12/31/2010                        1.21                 0                 0              0.75%             22.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06               622   $         1,281              0.50%             10.1%
12/31/2013                        1.87               650             1,216              0.50%             34.7%
12/31/2012                        1.39               674               936              0.50%             13.4%
12/31/2011                        1.22               672               822              0.50%             -0.7%
12/31/2010                        1.23               672               828              0.50%             22.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              0.25%             10.4%
12/31/2013                        1.91                 0                 0              0.25%             35.0%
12/31/2012                        1.42                 0                 0              0.25%             13.7%
12/31/2011                        1.25                 0                 0              0.25%             -0.5%
12/31/2010                        1.25                 0                 0              0.25%             23.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                 0   $             0              0.00%             10.7%
12/31/2013                        1.96                 0                 0              0.00%             35.4%
12/31/2012                        1.45                 0                 0              0.00%             14.0%
12/31/2011                        1.27                 0                 0              0.00%             -0.2%
12/31/2010                        1.27                 0                 0              0.00%             23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY INCOME FUND T CLASS - 315808204

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,117,853   $       827,342            33,404
                                                                         ===============   ===============
Receivables: investments sold                                      848
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,118,701
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       683,892           319,183   $          2.14
Band 100                                                            --                --              2.20
Band 75                                                             --                --              2.27
Band 50                                                        434,809           186,504              2.33
Band 25                                                             --                --              2.40
Band 0                                                              --                --              2.50
                                                       ---------------   ---------------
 Total                                                 $     1,118,701           505,687
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        22,759
Mortality & expense charges                                                                        (10,885)
                                                                                           ---------------
Net investment income (loss)                                                                        11,874
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            69,144
Realized gain distributions                                                                         29,441
Net change in unrealized appreciation (depreciation)                                               (32,006)
                                                                                           ---------------
Net gain (loss)                                                                                     66,579
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        78,453
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             11,874   $              8,230
Net realized gain (loss)                                                      69,144                 48,060
Realized gain distributions                                                   29,441                     --
Net change in unrealized appreciation (depreciation)                         (32,006)               190,138
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             78,453                246,428
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     131,580                 97,243
Cost of units redeemed                                                      (218,151)              (185,489)
Account charges                                                                 (394)                  (596)
                                                                --------------------   --------------------
Increase (decrease)                                                          (86,965)               (88,842)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,512)               157,586
Net assets, beginning                                                      1,127,213                969,627
                                                                --------------------   --------------------
Net assets, ending                                              $          1,118,701   $          1,127,213
                                                                ====================   ====================

Units sold                                                                    62,766                 52,272
Units redeemed                                                              (102,131)               (97,836)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,365)               (45,564)
Units outstanding, beginning                                                 545,052                590,616
                                                                --------------------   --------------------
Units outstanding, ending                                                    505,687                545,052
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,108,794
Cost of units redeemed/account charges                                                           (1,480,735)
Net investment income (loss)                                                                         56,445
Net realized gain (loss)                                                                                979
Realized gain distributions                                                                         142,707
Net change in unrealized appreciation (depreciation)                                                290,511
                                                                                       --------------------
Net assets                                                                             $          1,118,701
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14               319   $           684              1.25%              6.8%
12/31/2013                        2.01               336               674              1.25%             25.7%
12/31/2012                        1.60               360               574              1.25%             15.1%
12/31/2011                        1.39               401               556              1.25%             -1.0%
12/31/2010                        1.40               491               688              1.25%             11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              1.00%              7.1%
12/31/2013                        2.06                 0                 0              1.00%             26.0%
12/31/2012                        1.63                 0                 0              1.00%             15.4%
12/31/2011                        1.42                 0                 0              1.00%             -0.8%
12/31/2010                        1.43                 0                 0              1.00%             12.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.75%              7.3%
12/31/2013                        2.11                 0                 0              0.75%             26.3%
12/31/2012                        1.67                 0                 0              0.75%             15.7%
12/31/2011                        1.45                 0                 0              0.75%             -0.5%
12/31/2010                        1.45                 0                 0              0.75%             12.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33               187   $           435              0.50%              7.6%
12/31/2013                        2.17               209               454              0.50%             26.6%
12/31/2012                        1.71               231               395              0.50%             16.0%
12/31/2011                        1.48               344               508              0.50%             -0.3%
12/31/2010                        1.48               330               488              0.50%             12.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.40                 0   $             0              0.25%              7.9%
12/31/2013                        2.22                 0                 0              0.25%             26.9%
12/31/2012                        1.75                 0                 0              0.25%             16.3%
12/31/2011                        1.51                 0                 0              0.25%              0.0%
12/31/2010                        1.51                 0                 0              0.25%             12.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50                 0   $             0              0.00%              8.1%
12/31/2013                        2.31                 0                 0              0.00%             27.2%
12/31/2012                        1.81                 0                 0              0.00%             16.6%
12/31/2011                        1.56                34                53              0.00%              0.2%
12/31/2010                        1.55                29                44              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          1.8%
      2012          2.2%
      2011          1.7%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND A CLASS - 315792705

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       116,364   $       119,113             9,378
                                                                         ===============   ===============
Receivables: investments sold                                      585
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       116,949
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       116,949            96,389   $          1.21
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.31
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
 Total                                                 $       116,949            96,389
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,240
Mortality & expense charges                                                                         (3,042)
                                                                                           ---------------
Net investment income (loss)                                                                          (802)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,644
Realized gain distributions                                                                          7,707
Net change in unrealized appreciation (depreciation)                                                (9,834)
                                                                                           ---------------
Net gain (loss)                                                                                      9,517
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,715
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $               (802)  $             (1,847)
Net realized gain (loss)                                                      11,644                210,864
Realized gain distributions                                                    7,707                 18,877
Net change in unrealized appreciation (depreciation)                          (9,834)              (122,836)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,715                105,058
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     195,143                159,228
Cost of units redeemed                                                      (318,456)            (2,248,165)
Account charges                                                                  (72)                  (443)
                                                                --------------------   --------------------
Increase (decrease)                                                         (123,385)            (2,089,380)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (114,670)            (1,984,322)
Net assets, beginning                                                        231,619              2,215,941
                                                                --------------------   --------------------
Net assets, ending                                              $            116,949   $            231,619
                                                                ====================   ====================

Units sold                                                                   169,389                135,424
Units redeemed                                                              (269,809)            (1,945,109)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (100,420)            (1,809,685)
Units outstanding, beginning                                                 196,809              2,006,494
                                                                --------------------   --------------------
Units outstanding, ending                                                     96,389                196,809
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,588,136
Cost of units redeemed/account charges                                                           (6,825,801)
Net investment income (loss)                                                                         69,965
Net realized gain (loss)                                                                            157,847
Realized gain distributions                                                                         129,551
Net change in unrealized appreciation (depreciation)                                                 (2,749)
                                                                                       --------------------
Net assets                                                                             $            116,949
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                96   $           117              1.25%              3.1%
12/31/2013                        1.18               197               232              1.25%              9.1%
12/31/2012                        1.08             1,340             1,445              1.25%              8.7%
12/31/2011                        0.99             1,822             1,808              1.25%             -1.6%
12/31/2010                        1.01             1,304             1,316              1.25%             10.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%              3.4%
12/31/2013                        1.20                 0                 0              1.00%              9.4%
12/31/2012                        1.09                 0                 0              1.00%              8.9%
12/31/2011                        1.00                 0                 0              1.00%             -1.4%
12/31/2010                        1.02                 0                 0              1.00%             11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%              3.6%
12/31/2013                        1.22                 0                 0              0.75%              9.7%
12/31/2012                        1.11                 0                 0              0.75%              9.2%
12/31/2011                        1.02                 0                 0              0.75%             -1.2%
12/31/2010                        1.03                 0                 0              0.75%             11.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.50%              3.9%
12/31/2013                        1.24                 0                 0              0.50%             10.0%
12/31/2012                        1.12                 0                 0              0.50%              9.5%
12/31/2011                        1.03                 0                 0              0.50%             -0.9%
12/31/2010                        1.04                 0                 0              0.50%             11.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.25%              4.1%
12/31/2013                        1.26                 0                 0              0.25%             10.2%
12/31/2012                        1.14                 0                 0              0.25%              9.8%
12/31/2011                        1.04                 0                 0              0.25%             -0.7%
12/31/2010                        1.05                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.00%              4.4%
12/31/2013                        1.28                 0                 0              0.00%             10.5%
12/31/2012                        1.16               666               771              0.00%             10.0%
12/31/2011                        1.05                 0                 0              0.00%             -0.4%
12/31/2010                        1.06                 0                 0              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          0.3%
      2012          1.5%
      2011          1.7%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND T CLASS - 315792879

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,308,348   $     2,990,859           266,278
                                                                         ===============   ===============
Receivables: investments sold                                    4,154
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,312,502
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,305,170         1,658,457   $          1.39
Band 100                                                       575,839           404,225              1.42
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.53
Band 0                                                         431,493           274,524              1.57
                                                       ---------------   ---------------
 Total                                                 $     3,312,502         2,337,206
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        46,828
Mortality & expense charges                                                                        (40,446)
                                                                                           ---------------
Net investment income (loss)                                                                         6,382
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           388,202
Realized gain distributions                                                                        159,575
Net change in unrealized appreciation (depreciation)                                              (450,406)
                                                                                           ---------------
Net gain (loss)                                                                                     97,371
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       103,753
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $              6,382   $            (31,860)
Net realized gain (loss)                                                     388,202              1,034,486
Realized gain distributions                                                  159,575                196,608
Net change in unrealized appreciation (depreciation)                        (450,406)              (600,443)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            103,753                598,791
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     591,097              1,241,308
Cost of units redeemed                                                    (2,478,668)            (4,898,662)
Account charges                                                               (1,662)                (2,592)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,889,233)            (3,659,946)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,785,480)            (3,061,155)
Net assets, beginning                                                      5,097,982              8,159,137
                                                                --------------------   --------------------
Net assets, ending                                              $          3,312,502   $          5,097,982
                                                                ====================   ====================

Units sold                                                                   443,021              1,481,870
Units redeemed                                                            (1,838,715)            (4,254,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,395,694)            (2,772,193)
Units outstanding, beginning                                               3,732,900              6,505,093
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,337,206              3,732,900
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         19,185,457
Cost of units redeemed/account charges                                                          (18,198,800)
Net investment income (loss)                                                                        186,722
Net realized gain (loss)                                                                            998,164
Realized gain distributions                                                                         823,470
Net change in unrealized appreciation (depreciation)                                                317,489
                                                                                       --------------------
Net assets                                                                             $          3,312,502
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39             1,658   $         2,305              1.25%              2.8%
12/31/2013                        1.35             3,012             4,071              1.25%              8.9%
12/31/2012                        1.24             5,413             6,719              1.25%              8.3%
12/31/2011                        1.15             6,003             6,879              1.25%             -1.8%
12/31/2010                        1.17             6,149             7,178              1.25%             10.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42               404   $           576              1.00%              3.1%
12/31/2013                        1.38               482               666              1.00%              9.2%
12/31/2012                        1.27               528               669              1.00%              8.6%
12/31/2011                        1.17               539               628              1.00%             -1.6%
12/31/2010                        1.18               565               669              1.00%             10.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%              3.3%
12/31/2013                        1.41                 0                 0              0.75%              9.4%
12/31/2012                        1.29                 0                 0              0.75%              8.9%
12/31/2011                        1.19                 0                 0              0.75%             -1.3%
12/31/2010                        1.20                 0                 0              0.75%             11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.50%              3.6%
12/31/2013                        1.44                 0                 0              0.50%              9.7%
12/31/2012                        1.32                 0                 0              0.50%              9.1%
12/31/2011                        1.21                 0                 0              0.50%             -1.1%
12/31/2010                        1.22                 0                 0              0.50%             11.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%              3.9%
12/31/2013                        1.48                 0                 0              0.25%             10.0%
12/31/2012                        1.34                 0                 0              0.25%              9.4%
12/31/2011                        1.23                 0                 0              0.25%             -0.8%
12/31/2010                        1.24                 0                 0              0.25%             11.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57               275   $           431              0.00%              4.1%
12/31/2013                        1.51               239               361              0.00%             10.3%
12/31/2012                        1.37               564               771              0.00%              9.7%
12/31/2011                        1.25               874             1,091              0.00%             -0.6%
12/31/2010                        1.26               966             1,213              0.00%             12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.7%
      2012          1.1%
      2011          1.2%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND T CLASS - 315792556

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,722,414   $     6,962,791           622,357
                                                                         ===============   ===============
Receivables: investments sold                                    7,260
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,729,674
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,117,034         4,322,131   $          1.42
Band 100                                                       464,411           320,164              1.45
Band 75                                                             --                --              1.49
Band 50                                                         72,023            47,271              1.52
Band 25                                                             --                --              1.56
Band 0                                                       1,076,206           672,457              1.60
                                                       ---------------   ---------------
 Total                                                 $     7,729,674         5,362,023
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       110,318
Mortality & expense charges                                                                        (98,348)
                                                                                           ---------------
Net investment income (loss)                                                                        11,970
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           800,166
Realized gain distributions                                                                        407,139
Net change in unrealized appreciation (depreciation)                                              (933,320)
                                                                                           ---------------
Net gain (loss)                                                                                    273,985
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       285,955
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             11,970   $            (60,182)
Net realized gain (loss)                                                     800,166              1,978,385
Realized gain distributions                                                  407,139                508,850
Net change in unrealized appreciation (depreciation)                        (933,320)            (1,088,562)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            285,955              1,338,491
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,228,319              3,083,743
Cost of units redeemed                                                    (5,223,543)            (9,853,740)
Account charges                                                               (4,782)                (6,980)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,000,006)            (6,776,977)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,714,051)            (5,438,486)
Net assets, beginning                                                     11,443,725             16,882,211
                                                                --------------------   --------------------
Net assets, ending                                              $          7,729,674   $         11,443,725
                                                                ====================   ====================

Units sold                                                                 1,126,189              3,667,040
Units redeemed                                                            (4,013,307)            (8,805,487)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,887,118)            (5,138,447)
Units outstanding, beginning                                               8,249,141             13,387,588
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,362,023              8,249,141
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         30,594,418
Cost of units redeemed/account charges                                                          (28,667,771)
Net investment income (loss)                                                                        154,390
Net realized gain (loss)                                                                          3,184,860
Realized gain distributions                                                                       1,704,154
Net change in unrealized appreciation (depreciation)                                                759,623
                                                                                       --------------------
Net assets                                                                             $          7,729,674
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42             4,322   $         6,117              1.25%              3.1%
12/31/2013                        1.37             7,464            10,246              1.25%              9.7%
12/31/2012                        1.25            12,404            15,527              1.25%              8.6%
12/31/2011                        1.15            14,123            16,272              1.25%             -2.0%
12/31/2010                        1.18            13,833            16,265              1.25%             10.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45               320   $           464              1.00%              3.4%
12/31/2013                        1.40                 0                 0              1.00%              9.9%
12/31/2012                        1.28                 0                 0              1.00%              8.9%
12/31/2011                        1.17                 0                 0              1.00%             -1.8%
12/31/2010                        1.19                22                26              1.00%             11.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.75%              3.6%
12/31/2013                        1.43                 0                 0              0.75%             10.2%
12/31/2012                        1.30                 0                 0              0.75%              9.2%
12/31/2011                        1.19                 0                 0              0.75%             -1.5%
12/31/2010                        1.21                 0                 0              0.75%             11.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                47   $            72              0.50%              3.9%
12/31/2013                        1.47                89               131              0.50%             10.5%
12/31/2012                        1.33                58                77              0.50%              9.5%
12/31/2011                        1.21                29                35              0.50%             -1.3%
12/31/2010                        1.23                 6                 8              0.50%             11.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              4.1%
12/31/2013                        1.50                 0                 0              0.25%             10.8%
12/31/2012                        1.35                 0                 0              0.25%              9.7%
12/31/2011                        1.23                 0                 0              0.25%             -1.0%
12/31/2010                        1.25                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60               672   $         1,076              0.00%              4.4%
12/31/2013                        1.53               696             1,067              0.00%             11.0%
12/31/2012                        1.38               926             1,278              0.00%             10.0%
12/31/2011                        1.25               715               898              0.00%             -0.8%
12/31/2010                        1.26               577               730              0.00%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.7%
      2012          1.1%
      2011          1.2%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND A CLASS - 315792580

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       308,599   $       314,726            24,830
                                                                         ===============   ===============
Receivables: investments sold                                       40
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       308,639
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       308,639           256,410   $          1.20
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $       308,639           256,410
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,227
Mortality & expense charges                                                                         (8,395)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,168)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,564
Realized gain distributions                                                                         17,638
Net change in unrealized appreciation (depreciation)                                               (53,990)
                                                                                           ---------------
Net gain (loss)                                                                                     18,212
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,044
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             (3,168)  $            (12,060)
Net realized gain (loss)                                                      54,564                596,534
Realized gain distributions                                                   17,638                 65,498
Net change in unrealized appreciation (depreciation)                         (53,990)              (415,878)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,044                234,094
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     357,207                608,565
Cost of units redeemed                                                    (1,238,621)            (4,078,122)
Account charges                                                                 (111)                  (356)
                                                                --------------------   --------------------
Increase (decrease)                                                         (881,525)            (3,469,913)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (866,481)            (3,235,819)
Net assets, beginning                                                      1,175,120              4,410,939
                                                                --------------------   --------------------
Net assets, ending                                              $            308,639   $          1,175,120
                                                                ====================   ====================

Units sold                                                                   472,035                565,570
Units redeemed                                                            (1,224,593)            (3,707,893)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (752,558)            (3,142,323)
Units outstanding, beginning                                               1,008,968              4,151,291
                                                                --------------------   --------------------
Units outstanding, ending                                                    256,410              1,008,968
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,273,481
Cost of units redeemed/account charges                                                           (7,164,070)
Net investment income (loss)                                                                         59,554
Net realized gain (loss)                                                                            925,600
Realized gain distributions                                                                         220,201
Net change in unrealized appreciation (depreciation)                                                 (6,127)
                                                                                       --------------------
Net assets                                                                             $            308,639
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20               256   $           309              1.25%              3.3%
12/31/2013                        1.16             1,009             1,175              1.25%              9.9%
12/31/2012                        1.06             3,989             4,227              1.25%              8.9%
12/31/2011                        0.97             3,817             3,713              1.25%             -1.8%
12/31/2010                        0.99             3,432             3,399              1.25%             11.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              1.00%              3.6%
12/31/2013                        1.18                 0                 0              1.00%             10.2%
12/31/2012                        1.07                 0                 0              1.00%              9.2%
12/31/2011                        0.98                 0                 0              1.00%             -1.5%
12/31/2010                        1.00                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.75%              3.9%
12/31/2013                        1.20                 0                 0              0.75%             10.5%
12/31/2012                        1.09                 0                 0              0.75%              9.5%
12/31/2011                        1.00                 0                 0              0.75%             -1.3%
12/31/2010                        1.01                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.50%              4.1%
12/31/2013                        1.22                 0                 0              0.50%             10.7%
12/31/2012                        1.11                 0                 0              0.50%              9.7%
12/31/2011                        1.01                 0                 0              0.50%             -1.0%
12/31/2010                        1.02                 0                 0              0.50%             11.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.25%              4.4%
12/31/2013                        1.24                 0                 0              0.25%             11.0%
12/31/2012                        1.12                 0                 0              0.25%             10.0%
12/31/2011                        1.02                 0                 0              0.25%             -0.8%
12/31/2010                        1.03                 0                 0              0.25%             12.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.00%              4.6%
12/31/2013                        1.26                 0                 0              0.00%             11.3%
12/31/2012                        1.14               162               184              0.00%             10.3%
12/31/2011                        1.03                 0                 0              0.00%             -0.5%
12/31/2010                        1.04                 0                 0              0.00%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          0.5%
      2012          1.5%
      2011          1.5%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND T CLASS - 315792820

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,760,516   $    12,050,765         1,042,267
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (54,704)
                                                       ---------------
Net assets                                             $    13,705,812
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,119,300         7,198,634   $          1.41
Band 100                                                     2,042,499         1,417,709              1.44
Band 75                                                             --                --              1.48
Band 50                                                        862,709           570,079              1.51
Band 25                                                             --                --              1.55
Band 0                                                         681,304           428,595              1.59
                                                       ---------------   ---------------
 Total                                                 $    13,705,812         9,615,017
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       193,551
Mortality & expense charges                                                                       (162,416)
                                                                                           ---------------
Net investment income (loss)                                                                        31,135
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           998,821
Realized gain distributions                                                                        656,752
Net change in unrealized appreciation (depreciation)                                            (1,213,643)
                                                                                           ---------------
Net gain (loss)                                                                                    441,930
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       473,065
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             31,135   $            (64,240)
Net realized gain (loss)                                                     998,821              2,215,534
Realized gain distributions                                                  656,752                738,700
Net change in unrealized appreciation (depreciation)                      (1,213,643)              (923,023)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            473,065              1,966,971
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,873,750                418,483
Cost of units redeemed                                                    (5,709,738)            (6,755,748)
Account charges                                                               (6,437)               (12,788)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,842,425)            (6,350,053)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,369,360)            (4,383,082)
Net assets, beginning                                                     16,075,172             20,458,254
                                                                --------------------   --------------------
Net assets, ending                                              $         13,705,812   $         16,075,172
                                                                ====================   ====================

Units sold                                                                 2,562,112              4,318,072
Units redeemed                                                            (4,661,212)            (9,117,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,099,100)            (4,799,240)
Units outstanding, beginning                                              11,714,117             16,513,357
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,615,017             11,714,117
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         36,818,464
Cost of units redeemed/account charges                                                          (29,757,404)
Net investment income (loss)                                                                        340,570
Net realized gain (loss)                                                                          2,060,853
Realized gain distributions                                                                       2,533,578
Net change in unrealized appreciation (depreciation)                                              1,709,751
                                                                                       --------------------
Net assets                                                                             $         13,705,812
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41             7,199   $        10,119              1.25%              3.3%
12/31/2013                        1.36            10,029            13,647              1.25%             10.9%
12/31/2012                        1.23            14,037            17,222              1.25%              9.6%
12/31/2011                        1.12            14,968            16,755              1.25%             -2.8%
12/31/2010                        1.15            14,645            16,868              1.25%             12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44             1,418   $         2,042              1.00%              3.6%
12/31/2013                        1.39               916             1,275              1.00%             11.2%
12/31/2012                        1.25             1,023             1,280              1.00%              9.9%
12/31/2011                        1.14               939             1,069              1.00%             -2.6%
12/31/2010                        1.17               969             1,132              1.00%             12.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              3.8%
12/31/2013                        1.42                 0                 0              0.75%             11.5%
12/31/2012                        1.28                 0                 0              0.75%             10.2%
12/31/2011                        1.16                 0                 0              0.75%             -2.3%
12/31/2010                        1.19                 0                 0              0.75%             12.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51               570   $           863              0.50%              4.1%
12/31/2013                        1.45               243               353              0.50%             11.7%
12/31/2012                        1.30               219               284              0.50%             10.4%
12/31/2011                        1.18               180               212              0.50%             -2.1%
12/31/2010                        1.20               150               181              0.50%             12.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%              4.3%
12/31/2013                        1.49                 0                 0              0.25%             12.0%
12/31/2012                        1.33                 0                 0              0.25%             10.7%
12/31/2011                        1.20                 0                 0              0.25%             -1.8%
12/31/2010                        1.22                 0                 0              0.25%             13.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59               429   $           681              0.00%              4.6%
12/31/2013                        1.52               526               800              0.00%             12.3%
12/31/2012                        1.35             1,235             1,671              0.00%             11.0%
12/31/2011                        1.22             2,838             3,460              0.00%             -1.6%
12/31/2010                        1.24             2,584             3,202              0.00%             13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          0.8%
      2012          1.1%
      2011          1.2%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND A CLASS - 315792853

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,236,616   $     1,245,823            94,100
                                                                         ===============   ===============
Receivables: investments sold                                      799
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,237,415
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,237,415         1,058,446   $          1.17
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $     1,237,415         1,058,446
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        21,122
Mortality & expense charges                                                                        (25,044)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,922)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           175,167
Realized gain distributions                                                                         65,357
Net change in unrealized appreciation (depreciation)                                              (173,351)
                                                                                           ---------------
Net gain (loss)                                                                                     67,173
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        63,251
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             (3,922)  $            (27,479)
Net realized gain (loss)                                                     175,167              1,553,971
Realized gain distributions                                                   65,357                310,319
Net change in unrealized appreciation (depreciation)                        (173,351)              (822,031)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,251              1,014,780
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     811,390              1,339,992
Cost of units redeemed                                                    (2,820,888)           (13,480,444)
Account charges                                                               (2,106)                (1,312)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,011,604)           (12,141,764)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,948,353)           (11,126,984)
Net assets, beginning                                                      3,185,768             14,312,752
                                                                --------------------   --------------------
Net assets, ending                                              $          1,237,415   $          3,185,768
                                                                ====================   ====================

Units sold                                                                   814,384              1,241,759
Units redeemed                                                            (2,577,699)           (12,240,849)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,763,315)           (10,999,090)
Units outstanding, beginning                                               2,821,761             13,820,851
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,058,446              2,821,761
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         25,042,694
Cost of units redeemed/account charges                                                          (25,947,876)
Net investment income (loss)                                                                        248,463
Net realized gain (loss)                                                                          1,050,144
Realized gain distributions                                                                         853,197
Net change in unrealized appreciation (depreciation)                                                 (9,207)
                                                                                       --------------------
Net assets                                                                             $          1,237,415
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17             1,058   $         1,237              1.25%              3.6%
12/31/2013                        1.13             2,822             3,186              1.25%             11.3%
12/31/2012                        1.01             9,890            10,034              1.25%              9.9%
12/31/2011                        0.92             8,467             7,818              1.25%             -2.6%
12/31/2010                        0.95             7,851             7,444              1.25%             12.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              1.00%              3.8%
12/31/2013                        1.15                 0                 0              1.00%             11.6%
12/31/2012                        1.03                 0                 0              1.00%             10.2%
12/31/2011                        0.93                 0                 0              1.00%             -2.4%
12/31/2010                        0.96                 0                 0              1.00%             12.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%              4.1%
12/31/2013                        1.17                 0                 0              0.75%             11.8%
12/31/2012                        1.04                 0                 0              0.75%             10.4%
12/31/2011                        0.94                 0                 0              0.75%             -2.1%
12/31/2010                        0.97                 0                 0              0.75%             12.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%              4.3%
12/31/2013                        1.19                 0                 0              0.50%             12.1%
12/31/2012                        1.06                 0                 0              0.50%             10.7%
12/31/2011                        0.96                 0                 0              0.50%             -1.9%
12/31/2010                        0.97                 0                 0              0.50%             13.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.25%              4.6%
12/31/2013                        1.21                 0                 0              0.25%             12.4%
12/31/2012                        1.07                 0                 0              0.25%             11.0%
12/31/2011                        0.97                 0                 0              0.25%             -1.7%
12/31/2010                        0.98                 0                 0              0.25%             13.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.00%              4.9%
12/31/2013                        1.23                 0                 0              0.00%             12.7%
12/31/2012                        1.09             3,931             4,278              0.00%             11.3%
12/31/2011                        0.98                 0                 0              0.00%             -1.4%
12/31/2010                        0.99                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          0.6%
      2012          1.8%
      2011          1.5%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND T CLASS - 315792499

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,488,914   $     8,539,796           732,530
                                                                         ===============   ===============
Receivables: investments sold                                   12,010
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,500,924
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,762,199         4,654,005   $          1.45
Band 100                                                       790,303           530,717              1.49
Band 75                                                             --                --              1.53
Band 50                                                        267,153           170,792              1.56
Band 25                                                             --                --              1.60
Band 0                                                       1,681,269         1,023,276              1.64
                                                       ---------------   ---------------
 Total                                                 $     9,500,924         6,378,790
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       130,148
Mortality & expense charges                                                                       (105,247)
                                                                                           ---------------
Net investment income (loss)                                                                        24,901
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           800,213
Realized gain distributions                                                                        485,627
Net change in unrealized appreciation (depreciation)                                              (948,133)
                                                                                           ---------------
Net gain (loss)                                                                                    337,707
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       362,608
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             24,901   $            (40,139)
Net realized gain (loss)                                                     800,213              1,801,669
Realized gain distributions                                                  485,627                694,744
Net change in unrealized appreciation (depreciation)                        (948,133)              (580,241)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            362,608              1,876,033
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,181,136              2,914,002
Cost of units redeemed                                                    (4,808,333)            (8,188,654)
Account charges                                                               (3,129)                (7,500)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,630,326)            (5,282,152)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,267,718)            (3,406,119)
Net assets, beginning                                                     11,768,642             15,174,761
                                                                --------------------   --------------------
Net assets, ending                                              $          9,500,924   $         11,768,642
                                                                ====================   ====================

Units sold                                                                 2,043,329              3,533,187
Units redeemed                                                            (3,934,977)            (7,459,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,891,648)            (3,926,079)
Units outstanding, beginning                                               8,270,438             12,196,517
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,378,790              8,270,438
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         27,764,312
Cost of units redeemed/account charges                                                          (23,990,089)
Net investment income (loss)                                                                        163,522
Net realized gain (loss)                                                                          2,765,338
Realized gain distributions                                                                       1,848,723
Net change in unrealized appreciation (depreciation)                                                949,118
                                                                                       --------------------
Net assets                                                                             $          9,500,924
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45             4,654   $         6,762              1.25%              3.6%
12/31/2013                        1.40             7,226            10,138              1.25%             14.1%
12/31/2012                        1.23            10,735            13,199              1.25%             11.0%
12/31/2011                        1.11            11,461            12,694              1.25%             -4.1%
12/31/2010                        1.15            11,007            12,712              1.25%             13.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49               531   $           790              1.00%              3.8%
12/31/2013                        1.43                 0                 0              1.00%             14.4%
12/31/2012                        1.25                 0                 0              1.00%             11.3%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%
12/31/2010                        1.17                44                52              1.00%             13.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.1%
12/31/2013                        1.47                 0                 0              0.75%             14.7%
12/31/2012                        1.28                 0                 0              0.75%             11.6%
12/31/2011                        1.15                 0                 0              0.75%             -3.6%
12/31/2010                        1.19                 0                 0              0.75%             13.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56               171   $           267              0.50%              4.3%
12/31/2013                        1.50                98               148              0.50%             15.0%
12/31/2012                        1.30               101               131              0.50%             11.8%
12/31/2011                        1.17                 4                 5              0.50%             -3.4%
12/31/2010                        1.21                 0                 0              0.50%             13.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              4.6%
12/31/2013                        1.53                 0                 0              0.25%             15.3%
12/31/2012                        1.33                 0                 0              0.25%             12.1%
12/31/2011                        1.19                 0                 0              0.25%             -3.1%
12/31/2010                        1.22                 0                 0              0.25%             14.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64             1,023   $         1,681              0.00%              4.9%
12/31/2013                        1.57               946             1,483              0.00%             15.6%
12/31/2012                        1.36             1,361             1,845              0.00%             12.4%
12/31/2011                        1.21             1,514             1,826              0.00%             -2.9%
12/31/2010                        1.24             1,020             1,268              0.00%             14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.8%
      2012          1.3%
      2011          1.2%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND A CLASS - 315792531

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       582,039   $       591,646            44,984
                                                                         ===============   ===============
Receivables: investments sold                                       54
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       582,093
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       582,093           486,013   $          1.20
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $       582,093           486,013
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,371
Mortality & expense charges                                                                        (16,270)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,899)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           186,966
Realized gain distributions                                                                         31,325
Net change in unrealized appreciation (depreciation)                                              (188,181)
                                                                                           ---------------
Net gain (loss)                                                                                     30,110
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,211
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,899)  $             (5,795)
Net realized gain (loss)                                                     186,966                324,669
Realized gain distributions                                                   31,325                129,727
Net change in unrealized appreciation (depreciation)                        (188,181)               (70,258)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,211                378,343
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,031,123                783,665
Cost of units redeemed                                                    (2,791,133)            (2,251,234)
Account charges                                                                 (198)                  (882)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,760,208)            (1,468,451)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,736,997)            (1,090,108)
Net assets, beginning                                                      2,319,090              3,409,198
                                                                --------------------   --------------------
Net assets, ending                                              $            582,093   $          2,319,090
                                                                ====================   ====================

Units sold                                                                   945,716                732,088
Units redeemed                                                            (2,469,762)            (2,100,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,524,046)            (1,368,151)
Units outstanding, beginning                                               2,010,059              3,378,210
                                                                --------------------   --------------------
Units outstanding, ending                                                    486,013              2,010,059
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          6,782,955
Cost of units redeemed/account charges                                                           (7,214,279)
Net investment income (loss)                                                                         36,723
Net realized gain (loss)                                                                            710,739
Realized gain distributions                                                                         275,562
Net change in unrealized appreciation (depreciation)                                                 (9,607)
                                                                                       --------------------
Net assets                                                                             $            582,093
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20               486   $           582              1.25%              3.8%
12/31/2013                        1.15             2,010             2,319              1.25%             14.4%
12/31/2012                        1.01             3,340             3,368              1.25%             11.3%
12/31/2011                        0.91             3,577             3,241              1.25%             -3.8%
12/31/2010                        0.94             2,682             2,528              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              1.00%              4.1%
12/31/2013                        1.17                 0                 0              1.00%             14.7%
12/31/2012                        1.02                 0                 0              1.00%             11.6%
12/31/2011                        0.92                 0                 0              1.00%             -3.6%
12/31/2010                        0.95                 0                 0              1.00%             13.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%              4.3%
12/31/2013                        1.19                 0                 0              0.75%             15.0%
12/31/2012                        1.04                 0                 0              0.75%             11.8%
12/31/2011                        0.93                 0                 0              0.75%             -3.4%
12/31/2010                        0.96                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.50%              4.6%
12/31/2013                        1.21                 0                 0              0.50%             15.3%
12/31/2012                        1.05                 0                 0              0.50%             12.1%
12/31/2011                        0.94                 0                 0              0.50%             -3.1%
12/31/2010                        0.97                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.25%              4.9%
12/31/2013                        1.23                 0                 0              0.25%             15.6%
12/31/2012                        1.07                 0                 0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -2.9%
12/31/2010                        0.98                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.00%              5.1%
12/31/2013                        1.25                 0                 0              0.00%             15.9%
12/31/2012                        1.08                38                41              0.00%             12.7%
12/31/2011                        0.96                 0                 0              0.00%             -2.6%
12/31/2010                        0.99                 0                 0              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          1.0%
      2012          1.5%
      2011          1.7%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND T CLASS - 315792762

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,613,296   $    10,727,377           918,822
                                                                         ===============   ===============
Receivables: investments sold                                   11,323
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,624,619
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,521,535         6,665,118   $          1.43
Band 100                                                     1,202,433           821,240              1.46
Band 75                                                             --                --              1.50
Band 50                                                        141,245            91,837              1.54
Band 25                                                             --                --              1.58
Band 0                                                       1,759,406         1,089,068              1.62
                                                       ---------------   ---------------
 Total                                                 $    12,624,619         8,667,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       153,871
Mortality & expense charges                                                                       (141,328)
                                                                                           ---------------
Net investment income (loss)                                                                        12,543
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,070,442
Realized gain distributions                                                                        628,105
Net change in unrealized appreciation (depreciation)                                            (1,249,721)
                                                                                           ---------------
Net gain (loss)                                                                                    448,826
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       461,369
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,543   $            (30,205)
Net realized gain (loss)                                                   1,070,442              1,722,100
Realized gain distributions                                                  628,105                782,362
Net change in unrealized appreciation (depreciation)                      (1,249,721)               (97,138)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            461,369              2,377,119
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,459,150                177,191
Cost of units redeemed                                                    (5,118,429)            (4,643,498)
Account charges                                                               (6,297)               (11,702)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,665,576)            (4,478,009)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,204,207)            (2,100,890)
Net assets, beginning                                                     14,828,826             16,929,716
                                                                --------------------   --------------------
Net assets, ending                                              $         12,624,619   $         14,828,826
                                                                ====================   ====================

Units sold                                                                 1,829,003              3,500,910
Units redeemed                                                            (3,784,667)            (6,907,795)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,955,664)            (3,406,885)
Units outstanding, beginning                                              10,622,927             14,029,812
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,667,263             10,622,927
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         33,513,107
Cost of units redeemed/account charges                                                          (27,160,045)
Net investment income (loss)                                                                        202,163
Net realized gain (loss)                                                                          1,869,319
Realized gain distributions                                                                       2,314,156
Net change in unrealized appreciation (depreciation)                                              1,885,919
                                                                                       --------------------
Net assets                                                                             $         12,624,619
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43             6,665   $         9,522              1.25%              3.6%
12/31/2013                        1.38             8,881            12,244              1.25%             15.5%
12/31/2012                        1.19            11,954            14,265              1.25%             11.4%
12/31/2011                        1.07            12,480            13,369              1.25%             -4.6%
12/31/2010                        1.12            11,728            13,172              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46               821   $         1,202              1.00%              3.9%
12/31/2013                        1.41               703               991              1.00%             15.8%
12/31/2012                        1.22               664               808              1.00%             11.7%
12/31/2011                        1.09               607               662              1.00%             -4.4%
12/31/2010                        1.14               651               742              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%              4.1%
12/31/2013                        1.44                 0                 0              0.75%             16.1%
12/31/2012                        1.24                 0                 0              0.75%             11.9%
12/31/2011                        1.11                 0                 0              0.75%             -4.1%
12/31/2010                        1.16                 0                 0              0.75%             13.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                92   $           141              0.50%              4.4%
12/31/2013                        1.47                90               132              0.50%             16.4%
12/31/2012                        1.27                26                33              0.50%             12.2%
12/31/2011                        1.13                13                15              0.50%             -3.9%
12/31/2010                        1.17                 2                 3              0.50%             14.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              4.7%
12/31/2013                        1.51                 0                 0              0.25%             16.7%
12/31/2012                        1.29                 0                 0              0.25%             12.5%
12/31/2011                        1.15                 0                 0              0.25%             -3.7%
12/31/2010                        1.19                 0                 0              0.25%             14.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62             1,089   $         1,759              0.00%              4.9%
12/31/2013                        1.54               950             1,462              0.00%             17.0%
12/31/2012                        1.32             1,386             1,824              0.00%             12.8%
12/31/2011                        1.17             2,180             2,544              0.00%             -3.4%
12/31/2010                        1.21             2,041             2,466              0.00%             14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.0%
      2012          1.3%
      2011          1.3%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND A CLASS - 315792796

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,576,350   $     1,552,345           114,436
                                                                         ===============   ===============
Receivables: investments sold                                      585
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,576,935
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,576,935         1,368,482   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $     1,576,935         1,368,482
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        22,867
Mortality & expense charges                                                                        (23,330)
                                                                                           ---------------
Net investment income (loss)                                                                          (463)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           117,189
Realized gain distributions                                                                         76,450
Net change in unrealized appreciation (depreciation)                                              (149,149)
                                                                                           ---------------
Net gain (loss)                                                                                     44,490
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        44,027
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (463)  $             (5,020)
Net realized gain (loss)                                                     117,189                802,024
Realized gain distributions                                                   76,450                224,068
Net change in unrealized appreciation (depreciation)                        (149,149)              (212,472)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,027                808,600
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     675,650              1,509,994
Cost of units redeemed                                                    (1,757,615)            (6,571,350)
Account charges                                                                 (586)                (1,558)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,082,551)            (5,062,914)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,038,524)            (4,254,314)
Net assets, beginning                                                      2,615,459              6,869,773
                                                                --------------------   --------------------
Net assets, ending                                              $          1,576,935   $          2,615,459
                                                                ====================   ====================

Units sold                                                                   634,353              1,480,348
Units redeemed                                                            (1,623,056)            (6,099,314)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (988,703)            (4,618,966)
Units outstanding, beginning                                               2,357,185              6,976,151
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,368,482              2,357,185
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         14,826,955
Cost of units redeemed/account charges                                                          (14,891,333)
Net investment income (loss)                                                                         88,692
Net realized gain (loss)                                                                          1,095,015
Realized gain distributions                                                                         433,601
Net change in unrealized appreciation (depreciation)                                                 24,005
                                                                                       --------------------
Net assets                                                                             $          1,576,935
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15             1,368   $         1,577              1.25%              3.9%
12/31/2013                        1.11             2,357             2,615              1.25%             15.8%
12/31/2012                        0.96             4,275             4,094              1.25%             11.6%
12/31/2011                        0.86             4,088             3,508              1.25%             -4.4%
12/31/2010                        0.90             2,624             2,354              1.25%             13.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              1.00%              4.1%
12/31/2013                        1.13                 0                 0              1.00%             16.1%
12/31/2012                        0.97                 0                 0              1.00%             11.9%
12/31/2011                        0.87                 0                 0              1.00%             -4.1%
12/31/2010                        0.91                 0                 0              1.00%             14.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              4.4%
12/31/2013                        1.15                 0                 0              0.75%             16.4%
12/31/2012                        0.99                 0                 0              0.75%             12.2%
12/31/2011                        0.88                 0                 0              0.75%             -3.9%
12/31/2010                        0.91                 0                 0              0.75%             14.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%              4.6%
12/31/2013                        1.17                 0                 0              0.50%             16.7%
12/31/2012                        1.00                 0                 0              0.50%             12.5%
12/31/2011                        0.89                 0                 0              0.50%             -3.6%
12/31/2010                        0.92                 0                 0              0.50%             14.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.25%              4.9%
12/31/2013                        1.19                 0                 0              0.25%             17.0%
12/31/2012                        1.01                 0                 0              0.25%             12.7%
12/31/2011                        0.90                 0                 0              0.25%             -3.4%
12/31/2010                        0.93                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%              5.2%
12/31/2013                        1.21                 0                 0              0.00%             17.3%
12/31/2012                        1.03             2,701             2,775              0.00%             13.0%
12/31/2011                        0.91                 0                 0              0.00%             -3.2%
12/31/2010                        0.94                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.8%
      2012          2.0%
      2011          1.8%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND T CLASS - 315792440

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,690,526   $     5,866,953           511,808
                                                                         ===============   ===============
Receivables: investments sold                                    9,047
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,699,573
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,846,532         3,337,021   $          1.45
Band 100                                                       647,878           435,251              1.49
Band 75                                                             --                --              1.53
Band 50                                                         39,743            25,419              1.56
Band 25                                                             --                --              1.60
Band 0                                                       1,165,420           709,589              1.64
                                                       ---------------   ---------------
 Total                                                 $     6,699,573         4,507,280
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        79,246
Mortality & expense charges                                                                        (76,516)
                                                                                           ---------------
Net investment income (loss)                                                                         2,730
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           752,448
Realized gain distributions                                                                        368,811
Net change in unrealized appreciation (depreciation)                                              (868,037)
                                                                                           ---------------
Net gain (loss)                                                                                    253,222
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       255,952
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,730   $            (23,514)
Net realized gain (loss)                                                     752,448              1,386,390
Realized gain distributions                                                  368,811                600,321
Net change in unrealized appreciation (depreciation)                        (868,037)              (295,599)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            255,952              1,667,598
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,556,871              1,964,319
Cost of units redeemed                                                    (3,840,469)            (5,588,625)
Account charges                                                               (4,187)                (7,150)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,287,785)            (3,631,456)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,031,833)            (1,963,858)
Net assets, beginning                                                      8,731,406             10,695,264
                                                                --------------------   --------------------
Net assets, ending                                              $          6,699,573   $          8,731,406
                                                                ====================   ====================

Units sold                                                                 1,434,866              2,010,397
Units redeemed                                                            (3,079,238)            (4,714,224)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,644,372)            (2,703,827)
Units outstanding, beginning                                               6,151,652              8,855,479
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,507,280              6,151,652
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         17,438,920
Cost of units redeemed/account charges                                                          (15,061,036)
Net investment income (loss)                                                                         73,613
Net realized gain (loss)                                                                          2,011,291
Realized gain distributions                                                                       1,413,212
Net change in unrealized appreciation (depreciation)                                                823,573
                                                                                       --------------------
Net assets                                                                             $          6,699,573
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45             3,337   $         4,847              1.25%              3.7%
12/31/2013                        1.40             5,443             7,624              1.25%             18.1%
12/31/2012                        1.19             7,260             8,609              1.25%             12.2%
12/31/2011                        1.06             7,923             8,371              1.25%             -5.9%
12/31/2010                        1.12             7,329             8,232              1.25%             14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49               435   $           648              1.00%              3.9%
12/31/2013                        1.43                 0                 0              1.00%             18.4%
12/31/2012                        1.21                 0                 0              1.00%             12.5%
12/31/2011                        1.07                 0                 0              1.00%             -5.7%
12/31/2010                        1.14                35                39              1.00%             14.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.2%
12/31/2013                        1.46                 0                 0              0.75%             18.7%
12/31/2012                        1.23                 0                 0              0.75%             12.8%
12/31/2011                        1.09                 0                 0              0.75%             -5.5%
12/31/2010                        1.16                 0                 0              0.75%             14.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                25   $            40              0.50%              4.5%
12/31/2013                        1.50                19                28              0.50%             19.0%
12/31/2012                        1.26                12                15              0.50%             13.1%
12/31/2011                        1.11                 6                 6              0.50%             -5.2%
12/31/2010                        1.17                 1                 1              0.50%             14.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              4.7%
12/31/2013                        1.53                 0                 0              0.25%             19.3%
12/31/2012                        1.28                 0                 0              0.25%             13.4%
12/31/2011                        1.13                 0                 0              0.25%             -5.0%
12/31/2010                        1.19                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64               710   $         1,165              0.00%              5.0%
12/31/2013                        1.56               690             1,079              0.00%             19.6%
12/31/2012                        1.31             1,584             2,071              0.00%             13.6%
12/31/2011                        1.15             1,574             1,812              0.00%             -4.8%
12/31/2010                        1.21             1,423             1,719              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          0.8%
      2012          1.2%
      2011          1.1%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND A CLASS - 315792473

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       673,894   $       670,502            50,880
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,303)
                                                       ---------------
Net assets                                             $       669,591
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       669,591           572,740   $          1.17
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $       669,591           572,740
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,299
Mortality & expense charges                                                                        (11,197)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,898)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            95,403
Realized gain distributions                                                                         34,798
Net change in unrealized appreciation (depreciation)                                              (114,512)
                                                                                           ---------------
Net gain (loss)                                                                                     15,689
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,791
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,898)  $             (8,038)
Net realized gain (loss)                                                      95,403                417,970
Realized gain distributions                                                   34,798                131,121
Net change in unrealized appreciation (depreciation)                        (114,512)              (137,354)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,791                403,699
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     367,305                721,377
Cost of units redeemed                                                    (1,097,375)            (2,682,872)
Account charges                                                                 (100)                  (774)
                                                                --------------------   --------------------
Increase (decrease)                                                         (730,170)            (1,962,269)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (716,379)            (1,558,570)
Net assets, beginning                                                      1,385,970              2,944,540
                                                                --------------------   --------------------
Net assets, ending                                              $            669,591   $          1,385,970
                                                                ====================   ====================

Units sold                                                                   421,673                679,535
Units redeemed                                                            (1,080,659)            (2,516,072)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (658,986)            (1,836,537)
Units outstanding, beginning                                               1,231,726              3,068,263
                                                                --------------------   --------------------
Units outstanding, ending                                                    572,740              1,231,726
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,450,150
Cost of units redeemed/account charges                                                           (4,607,777)
Net investment income (loss)                                                                         19,527
Net realized gain (loss)                                                                            565,203
Realized gain distributions                                                                         239,096
Net change in unrealized appreciation (depreciation)                                                  3,392
                                                                                       --------------------
Net assets                                                                             $            669,591
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17               573   $           670              1.25%              3.9%
12/31/2013                        1.13             1,232             1,386              1.25%             18.5%
12/31/2012                        0.95             2,632             2,500              1.25%             12.5%
12/31/2011                        0.84             2,326             1,963              1.25%             -5.7%
12/31/2010                        0.90             1,661             1,487              1.25%             14.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              1.00%              4.2%
12/31/2013                        1.14                 0                 0              1.00%             18.8%
12/31/2012                        0.96                 0                 0              1.00%             12.8%
12/31/2011                        0.85                 0                 0              1.00%             -5.5%
12/31/2010                        0.90                 0                 0              1.00%             14.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%              4.4%
12/31/2013                        1.16                 0                 0              0.75%             19.1%
12/31/2012                        0.98                 0                 0              0.75%             13.1%
12/31/2011                        0.86                 0                 0              0.75%             -5.3%
12/31/2010                        0.91                 0                 0              0.75%             14.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%              4.7%
12/31/2013                        1.18                 0                 0              0.50%             19.4%
12/31/2012                        0.99                 0                 0              0.50%             13.4%
12/31/2011                        0.87                 0                 0              0.50%             -5.0%
12/31/2010                        0.92                 0                 0              0.50%             15.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.25%              4.9%
12/31/2013                        1.20                 0                 0              0.25%             19.7%
12/31/2012                        1.00                 0                 0              0.25%             13.7%
12/31/2011                        0.88                 0                 0              0.25%             -4.8%
12/31/2010                        0.93                 0                 0              0.25%             15.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.00%              5.2%
12/31/2013                        1.22                 0                 0              0.00%             20.0%
12/31/2012                        1.02               436               444              0.00%             13.9%
12/31/2011                        0.89                 0                 0              0.00%             -4.6%
12/31/2010                        0.94                 0                 0              0.00%             15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          0.8%
      2012          1.7%
      2011          1.5%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND T CLASS - 315792713

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,277,190   $     8,048,046           659,218
                                                                         ===============   ===============
Receivables: investments sold                                   11,203
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,288,393
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,603,863         3,873,514   $          1.45
Band 100                                                       694,784           468,577              1.48
Band 75                                                             --                --              1.52
Band 50                                                         21,749            13,964              1.56
Band 25                                                             --                --              1.60
Band 0                                                       2,967,997         1,814,155              1.64
                                                       ---------------   ---------------
 Total                                                 $     9,288,393         6,170,210
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       106,433
Mortality & expense charges                                                                        (88,042)
                                                                                           ---------------
Net investment income (loss)                                                                        18,391
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,044,407
Realized gain distributions                                                                        499,275
Net change in unrealized appreciation (depreciation)                                            (1,184,011)
                                                                                           ---------------
Net gain (loss)                                                                                    359,671
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       378,062
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,391   $            (10,589)
Net realized gain (loss)                                                   1,044,407              1,684,339
Realized gain distributions                                                  499,275                835,350
Net change in unrealized appreciation (depreciation)                      (1,184,011)              (144,354)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            378,062              2,364,746
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,993,531              2,709,563
Cost of units redeemed                                                    (5,318,583)            (7,380,467)
Account charges                                                              (10,231)               (14,906)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,335,283)            (4,685,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,957,221)            (2,321,064)
Net assets, beginning                                                     12,245,614             14,566,678
                                                                --------------------   --------------------
Net assets, ending                                              $          9,288,393   $         12,245,614
                                                                ====================   ====================

Units sold                                                                 1,620,061              2,571,153
Units redeemed                                                            (3,958,491)            (6,030,999)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,338,430)            (3,459,846)
Units outstanding, beginning                                               8,508,640             11,968,486
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,170,210              8,508,640
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         26,719,471
Cost of units redeemed/account charges                                                          (23,176,864)
Net investment income (loss)                                                                        250,886
Net realized gain (loss)                                                                          2,147,804
Realized gain distributions                                                                       2,117,952
Net change in unrealized appreciation (depreciation)                                              1,229,144
                                                                                       --------------------
Net assets                                                                             $          9,288,393
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45             3,874   $         5,604              1.25%              3.6%
12/31/2013                        1.40             6,098             8,512              1.25%             18.5%
12/31/2012                        1.18             8,023             9,455              1.25%             12.4%
12/31/2011                        1.05             8,912             9,344              1.25%             -6.1%
12/31/2010                        1.12             8,529             9,524              1.25%             14.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48               469   $           695              1.00%              3.9%
12/31/2013                        1.43               184               263              1.00%             18.7%
12/31/2012                        1.20               165               199              1.00%             12.7%
12/31/2011                        1.07               142               152              1.00%             -5.9%
12/31/2010                        1.13               143               162              1.00%             14.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%              4.2%
12/31/2013                        1.46                 0                 0              0.75%             19.0%
12/31/2012                        1.23                 0                 0              0.75%             13.0%
12/31/2011                        1.08                 0                 0              0.75%             -5.6%
12/31/2010                        1.15                 0                 0              0.75%             14.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                14   $            22              0.50%              4.4%
12/31/2013                        1.49                10                15              0.50%             19.3%
12/31/2012                        1.25                 5                 6              0.50%             13.3%
12/31/2011                        1.10                16                17              0.50%             -5.4%
12/31/2010                        1.17                 0                 0              0.50%             15.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              4.7%
12/31/2013                        1.52                 0                 0              0.25%             19.6%
12/31/2012                        1.27                 0                 0              0.25%             13.5%
12/31/2011                        1.12                 0                 0              0.25%             -5.2%
12/31/2010                        1.18                 0                 0              0.25%             15.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64             1,814   $         2,968              0.00%              4.9%
12/31/2013                        1.56             2,217             3,456              0.00%             19.9%
12/31/2012                        1.30             3,775             4,907              0.00%             13.8%
12/31/2011                        1.14             4,250             4,854              0.00%             -4.9%
12/31/2010                        1.20             3,679             4,419              0.00%             15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          0.8%
      2012          1.2%
      2011          1.1%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND A CLASS - 315792747

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       840,374   $       839,990            59,510
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (89)
                                                       ---------------
Net assets                                             $       840,285
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       840,285           727,743   $          1.15
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $       840,285           727,743
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,530
Mortality & expense charges                                                                        (11,597)
                                                                                           ---------------
Net investment income (loss)                                                                           (67)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,599
Realized gain distributions                                                                         42,870
Net change in unrealized appreciation (depreciation)                                               (56,553)
                                                                                           ---------------
Net gain (loss)                                                                                     30,916
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        30,849
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (67)  $             (4,154)
Net realized gain (loss)                                                      44,599                577,098
Realized gain distributions                                                   42,870                177,561
Net change in unrealized appreciation (depreciation)                         (56,553)              (168,251)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             30,849                582,254
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     518,467                892,463
Cost of units redeemed                                                      (720,841)            (4,949,018)
Account charges                                                                 (506)                  (723)
                                                                --------------------   --------------------
Increase (decrease)                                                         (202,880)            (4,057,278)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (172,031)            (3,475,024)
Net assets, beginning                                                      1,012,316              4,487,340
                                                                --------------------   --------------------
Net assets, ending                                              $            840,285   $          1,012,316
                                                                ====================   ====================

Units sold                                                                   499,900                888,694
Units redeemed                                                              (682,959)            (4,604,274)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (183,059)            (3,715,580)
Units outstanding, beginning                                                 910,802              4,626,382
                                                                --------------------   --------------------
Units outstanding, ending                                                    727,743                910,802
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         10,424,453
Cost of units redeemed/account charges                                                          (10,649,644)
Net investment income (loss)                                                                         56,017
Net realized gain (loss)                                                                            686,667
Realized gain distributions                                                                         322,408
Net change in unrealized appreciation (depreciation)                                                    384
                                                                                       --------------------
Net assets                                                                             $            840,285
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15               728   $           840              1.25%              3.9%
12/31/2013                        1.11               911             1,012              1.25%             18.8%
12/31/2012                        0.94             2,297             2,150              1.25%             12.7%
12/31/2011                        0.83             2,321             1,928              1.25%             -5.9%
12/31/2010                        0.88             1,864             1,645              1.25%             14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.00%              4.1%
12/31/2013                        1.13                 0                 0              1.00%             19.1%
12/31/2012                        0.95                 0                 0              1.00%             12.9%
12/31/2011                        0.84                 0                 0              1.00%             -5.6%
12/31/2010                        0.89                 0                 0              1.00%             14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              4.4%
12/31/2013                        1.15                 0                 0              0.75%             19.4%
12/31/2012                        0.96                 0                 0              0.75%             13.2%
12/31/2011                        0.85                 0                 0              0.75%             -5.4%
12/31/2010                        0.90                 0                 0              0.75%             15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%              4.7%
12/31/2013                        1.17                 0                 0              0.50%             19.7%
12/31/2012                        0.98                 0                 0              0.50%             13.5%
12/31/2011                        0.86                 0                 0              0.50%             -5.2%
12/31/2010                        0.91                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%              4.9%
12/31/2013                        1.19                 0                 0              0.25%             20.0%
12/31/2012                        0.99                 0                 0              0.25%             13.8%
12/31/2011                        0.87                 0                 0              0.25%             -4.9%
12/31/2010                        0.91                 0                 0              0.25%             15.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%              5.2%
12/31/2013                        1.21                 0                 0              0.00%             20.3%
12/31/2012                        1.00             2,329             2,338              0.00%             14.1%
12/31/2011                        0.88                 0                 0              0.00%             -4.7%
12/31/2010                        0.92                 0                 0              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.5%
      2012          2.0%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND T CLASS - 315792366

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,155,331   $     3,923,186           385,008
                                                                         ===============   ===============
Receivables: investments sold                                   10,457
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,165,788
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,441,494         2,154,882   $          1.13
Band 100                                                       160,062           138,610              1.15
Band 75                                                             --                --              1.18
Band 50                                                         37,401            31,181              1.20
Band 25                                                             --                --              1.22
Band 0                                                       1,526,831         1,225,380              1.25
                                                       ---------------   ---------------
 Total                                                 $     4,165,788         3,550,053
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        48,309
Mortality & expense charges                                                                        (35,132)
                                                                                           ---------------
Net investment income (loss)                                                                        13,177
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           254,246
Realized gain distributions                                                                        267,721
Net change in unrealized appreciation (depreciation)                                              (365,034)
                                                                                           ---------------
Net gain (loss)                                                                                    156,933
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       170,110
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,177   $             (3,265)
Net realized gain (loss)                                                     254,246                540,367
Realized gain distributions                                                  267,721                238,999
Net change in unrealized appreciation (depreciation)                        (365,034)                89,705
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            170,110                865,806
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,227,020                209,807
Cost of units redeemed                                                    (1,960,744)            (1,076,164)
Account charges                                                               (2,698)                (5,312)
                                                                --------------------   --------------------
Increase (decrease)                                                         (736,422)              (871,669)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (566,312)                (5,863)
Net assets, beginning                                                      4,732,100              4,737,963
                                                                --------------------   --------------------
Net assets, ending                                              $          4,165,788   $          4,732,100
                                                                ====================   ====================

Units sold                                                                 1,194,809              2,255,740
Units redeemed                                                            (1,879,707)            (3,100,062)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (684,898)              (844,322)
Units outstanding, beginning                                               4,234,951              5,079,273
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,550,053              4,234,951
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          8,078,227
Cost of units redeemed/account charges                                                           (6,170,960)
Net investment income (loss)                                                                         50,811
Net realized gain (loss)                                                                          1,250,170
Realized gain distributions                                                                         725,395
Net change in unrealized appreciation (depreciation)                                                232,145
                                                                                       --------------------
Net assets                                                                             $          4,165,788
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13             2,155   $         2,441              1.25%              3.7%
12/31/2013                        1.09             3,095             3,381              1.25%             19.1%
12/31/2012                        0.92             3,857             3,537              1.25%             12.7%
12/31/2011                        0.81             4,278             3,480              1.25%             -6.5%
12/31/2010                        0.87             3,834             3,335              1.25%             14.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15               139   $           160              1.00%              4.0%
12/31/2013                        1.11                 7                 8              1.00%             19.4%
12/31/2012                        0.93                 0                 0              1.00%             13.0%
12/31/2011                        0.82                 0                 0              1.00%             -6.3%
12/31/2010                        0.88                 0                 0              1.00%             14.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.75%              4.2%
12/31/2013                        1.13                 0                 0              0.75%             19.7%
12/31/2012                        0.94                 0                 0              0.75%             13.3%
12/31/2011                        0.83                 0                 0              0.75%             -6.0%
12/31/2010                        0.89                 0                 0              0.75%             15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                31   $            37              0.50%              4.5%
12/31/2013                        1.15                20                23              0.50%             20.0%
12/31/2012                        0.96                 9                 9              0.50%             13.6%
12/31/2011                        0.84                 5                 4              0.50%             -5.8%
12/31/2010                        0.89                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.25%              4.8%
12/31/2013                        1.17                 0                 0              0.25%             20.3%
12/31/2012                        0.97                 0                 0              0.25%             13.9%
12/31/2011                        0.85                 0                 0              0.25%             -5.6%
12/31/2010                        0.90                 0                 0              0.25%             15.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25             1,225   $         1,527              0.00%              5.0%
12/31/2013                        1.19             1,113             1,321              0.00%             20.6%
12/31/2012                        0.98             1,213             1,192              0.00%             14.1%
12/31/2011                        0.86             1,129               973              0.00%             -5.3%
12/31/2010                        0.91               862               785              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.9%
      2012          1.3%
      2011          1.1%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND A CLASS - 315792390

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       461,875   $       461,686            42,578
                                                                         ===============   ===============
Receivables: investments sold                                      950
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       462,825
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       462,825           400,996   $          1.15
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $       462,825           400,996
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,283
Mortality & expense charges                                                                         (7,563)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,280)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            74,573
Realized gain distributions                                                                         28,158
Net change in unrealized appreciation (depreciation)                                               (93,444)
                                                                                           ---------------
Net gain (loss)                                                                                      9,287
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,007
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,280)  $             (3,049)
Net realized gain (loss)                                                      74,573                163,503
Realized gain distributions                                                   28,158                 54,699
Net change in unrealized appreciation (depreciation)                         (93,444)                12,423
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,007                227,576
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     183,645                422,888
Cost of units redeemed                                                      (692,667)            (1,210,326)
Account charges                                                                 (241)                  (373)
                                                                --------------------   --------------------
Increase (decrease)                                                         (509,263)              (787,811)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (501,256)              (560,235)
Net assets, beginning                                                        964,081              1,524,316
                                                                --------------------   --------------------
Net assets, ending                                              $            462,825   $            964,081
                                                                ====================   ====================

Units sold                                                                   271,712                427,210
Units redeemed                                                              (738,832)            (1,186,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (467,120)              (759,553)
Units outstanding, beginning                                                 868,116              1,627,669
                                                                --------------------   --------------------
Units outstanding, ending                                                    400,996                868,116
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,225,604
Cost of units redeemed/account charges                                                           (2,232,294)
Net investment income (loss)                                                                          9,133
Net realized gain (loss)                                                                            329,244
Realized gain distributions                                                                         130,949
Net change in unrealized appreciation (depreciation)                                                    189
                                                                                       --------------------
Net assets                                                                             $            462,825
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15               401   $           463              1.25%              3.9%
12/31/2013                        1.11               868               964              1.25%             19.4%
12/31/2012                        0.93             1,470             1,367              1.25%             13.0%
12/31/2011                        0.82             1,257             1,034              1.25%             -6.2%
12/31/2010                        0.88               759               666              1.25%             14.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.00%              4.2%
12/31/2013                        1.13                 0                 0              1.00%             19.7%
12/31/2012                        0.94                 0                 0              1.00%             13.3%
12/31/2011                        0.83                 0                 0              1.00%             -6.0%
12/31/2010                        0.89                 0                 0              1.00%             15.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              4.5%
12/31/2013                        1.15                 0                 0              0.75%             20.0%
12/31/2012                        0.96                 0                 0              0.75%             13.6%
12/31/2011                        0.84                 0                 0              0.75%             -5.8%
12/31/2010                        0.89                 0                 0              0.75%             15.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%              4.7%
12/31/2013                        1.17                 0                 0              0.50%             20.3%
12/31/2012                        0.97                 0                 0              0.50%             13.9%
12/31/2011                        0.85                 0                 0              0.50%             -5.5%
12/31/2010                        0.90                 0                 0              0.50%             15.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%              5.0%
12/31/2013                        1.19                 0                 0              0.25%             20.6%
12/31/2012                        0.98                 0                 0              0.25%             14.2%
12/31/2011                        0.86                 0                 0              0.25%             -5.3%
12/31/2010                        0.91                 0                 0              0.25%             16.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%              5.2%
12/31/2013                        1.21                 0                 0              0.00%             20.9%
12/31/2012                        1.00               158               158              0.00%             14.5%
12/31/2011                        0.87                 0                 0              0.00%             -5.1%
12/31/2010                        0.92                 0                 0              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          0.9%
      2012          1.7%
      2011          1.6%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND T CLASS - 315792317

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,473,871   $     3,255,440           324,303
                                                                         ===============   ===============
Receivables: investments sold                                   12,394
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,486,265
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,182,848         1,949,971   $          1.12
Band 100                                                        71,841            62,965              1.14
Band 75                                                             --                --              1.16
Band 50                                                         33,772            28,495              1.19
Band 25                                                             --                --              1.21
Band 0                                                       1,197,804           972,941              1.23
                                                       ---------------   ---------------
 Total                                                 $     3,486,265         3,014,372
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        39,360
Mortality & expense charges                                                                        (30,527)
                                                                                           ---------------
Net investment income (loss)                                                                         8,833
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           192,288
Realized gain distributions                                                                        234,590
Net change in unrealized appreciation (depreciation)                                              (286,660)
                                                                                           ---------------
Net gain (loss)                                                                                    140,218
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       149,051
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,833   $             (2,417)
Net realized gain (loss)                                                     192,288                243,153
Realized gain distributions                                                  234,590                183,780
Net change in unrealized appreciation (depreciation)                        (286,660)               235,548
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            149,051                660,064
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,076,370                521,950
Cost of units redeemed                                                    (1,383,930)              (892,913)
Account charges                                                               (3,009)                (8,005)
                                                                --------------------   --------------------
Increase (decrease)                                                         (310,569)              (378,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (161,518)               281,096
Net assets, beginning                                                      3,647,783              3,366,687
                                                                --------------------   --------------------
Net assets, ending                                              $          3,486,265   $          3,647,783
                                                                ====================   ====================

Units sold                                                                 1,043,972              1,535,590
Units redeemed                                                            (1,333,745)            (1,889,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (289,773)              (353,526)
Units outstanding, beginning                                               3,304,145              3,657,671
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,014,372              3,304,145
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          6,623,990
Cost of units redeemed/account charges                                                           (4,686,144)
Net investment income (loss)                                                                         31,948
Net realized gain (loss)                                                                            764,901
Realized gain distributions                                                                         533,139
Net change in unrealized appreciation (depreciation)                                                218,431
                                                                                       --------------------
Net assets                                                                             $          3,486,265
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12             1,950   $         2,183              1.25%              3.7%
12/31/2013                        1.08             2,353             2,539              1.25%             19.3%
12/31/2012                        0.90             2,706             2,446              1.25%             13.0%
12/31/2011                        0.80             2,778             2,222              1.25%             -6.9%
12/31/2010                        0.86             2,559             2,200              1.25%             14.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                63   $            72              1.00%              4.0%
12/31/2013                        1.10                55                60              1.00%             19.6%
12/31/2012                        0.92                37                34              1.00%             13.3%
12/31/2011                        0.81                31                25              1.00%             -6.7%
12/31/2010                        0.87                 7                 6              1.00%             14.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              4.3%
12/31/2013                        1.12                 0                 0              0.75%             19.9%
12/31/2012                        0.93                 0                 0              0.75%             13.6%
12/31/2011                        0.82                 0                 0              0.75%             -6.5%
12/31/2010                        0.88                 0                 0              0.75%             15.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                28   $            34              0.50%              4.5%
12/31/2013                        1.13                41                47              0.50%             20.2%
12/31/2012                        0.94                25                24              0.50%             13.9%
12/31/2011                        0.83                26                21              0.50%             -6.2%
12/31/2010                        0.88                19                17              0.50%             15.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%              4.8%
12/31/2013                        1.15                 0                 0              0.25%             20.5%
12/31/2012                        0.96                 0                 0              0.25%             14.1%
12/31/2011                        0.84                 0                 0              0.25%             -6.0%
12/31/2010                        0.89                 0                 0              0.25%             15.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23               973   $         1,198              0.00%              5.1%
12/31/2013                        1.17               855             1,002              0.00%             20.8%
12/31/2012                        0.97               890               863              0.00%             14.4%
12/31/2011                        0.85               847               718              0.00%             -5.8%
12/31/2010                        0.90               584               525              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.9%
      2012          1.2%
      2011          1.0%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND A CLASS - 315792341

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       523,922   $       533,018            48,613
                                                                         ===============   ===============
Receivables: investments sold                                      129
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       524,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       524,051           459,986   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $       524,051           459,986
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,906
Mortality & expense charges                                                                         (6,658)
                                                                                           ---------------
Net investment income (loss)                                                                           248
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,680
Realized gain distributions                                                                         30,350
Net change in unrealized appreciation (depreciation)                                               (41,071)
                                                                                           ---------------
Net gain (loss)                                                                                     12,959
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,207
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                248   $               (212)
Net realized gain (loss)                                                      23,680                418,547
Realized gain distributions                                                   30,350                 87,506
Net change in unrealized appreciation (depreciation)                         (41,071)               (46,511)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,207                459,330
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     390,185                778,367
Cost of units redeemed                                                      (536,211)            (3,795,038)
Account charges                                                                   (7)                (1,022)
                                                                --------------------   --------------------
Increase (decrease)                                                         (146,033)            (3,017,693)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,826)            (2,558,363)
Net assets, beginning                                                        656,877              3,215,240
                                                                --------------------   --------------------
Net assets, ending                                              $            524,051   $            656,877
                                                                ====================   ====================

Units sold                                                                   386,409                778,060
Units redeemed                                                              (525,948)            (3,529,720)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (139,539)            (2,751,660)
Units outstanding, beginning                                                 599,525              3,351,185
                                                                --------------------   --------------------
Units outstanding, ending                                                    459,986                599,525
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,253,997
Cost of units redeemed/account charges                                                           (7,517,521)
Net investment income (loss)                                                                         36,227
Net realized gain (loss)                                                                            603,527
Realized gain distributions                                                                         156,917
Net change in unrealized appreciation (depreciation)                                                 (9,096)
                                                                                       --------------------
Net assets                                                                             $            524,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14               460   $           524              1.25%              4.0%
12/31/2013                        1.10               600               657              1.25%             19.7%
12/31/2012                        0.92             1,144             1,048              1.25%             13.2%
12/31/2011                        0.81               991               801              1.25%             -6.8%
12/31/2010                        0.87               728               632              1.25%             15.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              1.00%              4.2%
12/31/2013                        1.11                 0                 0              1.00%             20.0%
12/31/2012                        0.93                 0                 0              1.00%             13.5%
12/31/2011                        0.82                 0                 0              1.00%             -6.6%
12/31/2010                        0.88                 0                 0              1.00%             15.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.75%              4.5%
12/31/2013                        1.13                 0                 0              0.75%             20.3%
12/31/2012                        0.94                 0                 0              0.75%             13.8%
12/31/2011                        0.83                 0                 0              0.75%             -6.3%
12/31/2010                        0.88                 0                 0              0.75%             15.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.50%              4.8%
12/31/2013                        1.15                 0                 0              0.50%             20.6%
12/31/2012                        0.95                 0                 0              0.50%             14.1%
12/31/2011                        0.84                 0                 0              0.50%             -6.1%
12/31/2010                        0.89                 0                 0              0.50%             15.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.25%              5.0%
12/31/2013                        1.17                 0                 0              0.25%             20.9%
12/31/2012                        0.97                 0                 0              0.25%             14.4%
12/31/2011                        0.85                 0                 0              0.25%             -5.9%
12/31/2010                        0.90                 0                 0              0.25%             16.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%              5.3%
12/31/2013                        1.19                 0                 0              0.00%             21.2%
12/31/2012                        0.98             2,207             2,167              0.00%             14.7%
12/31/2011                        0.86                 0                 0              0.00%             -5.6%
12/31/2010                        0.91                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.5%
      2012          2.3%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND T CLASS - 315793794

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       435,530   $       433,648            37,983
                                                                         ===============   ===============
Receivables: investments sold                                    4,695
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       440,225
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       337,940           234,721   $          1.44
Band 100                                                        30,706            21,158              1.45
Band 75                                                             --                --              1.46
Band 50                                                         17,622            11,950              1.47
Band 25                                                             --                --              1.49
Band 0                                                          53,957            36,009              1.50
                                                       ---------------   ---------------
 Total                                                 $       440,225           303,838
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,699
Mortality & expense charges                                                                         (3,329)
                                                                                           ---------------
Net investment income (loss)                                                                         1,370
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,114
Realized gain distributions                                                                         12,987
Net change in unrealized appreciation (depreciation)                                                (9,273)
                                                                                           ---------------
Net gain (loss)                                                                                      9,828
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        11,198
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,370   $                 49
Net realized gain (loss)                                                       6,114                  9,362
Realized gain distributions                                                   12,987                  4,965
Net change in unrealized appreciation (depreciation)                          (9,273)                10,121
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,198                 24,497
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     329,084                224,037
Cost of units redeemed                                                      (103,663)               (77,654)
Account charges                                                               (1,154)                  (570)
                                                                --------------------   --------------------
Increase (decrease)                                                          224,267                145,813
                                                                --------------------   --------------------
Net increase (decrease)                                                      235,465                170,310
Net assets, beginning                                                        204,760                 34,450
                                                                --------------------   --------------------
Net assets, ending                                              $            440,225   $            204,760
                                                                ====================   ====================

Units sold                                                                   256,073                192,017
Units redeemed                                                               (99,276)               (74,743)
                                                                --------------------   --------------------
Net increase (decrease)                                                      156,797                117,274
Units outstanding, beginning                                                 147,041                 29,767
                                                                --------------------   --------------------
Units outstanding, ending                                                    303,838                147,041
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            588,639
Cost of units redeemed/account charges                                                             (185,446)
Net investment income (loss)                                                                          1,610
Net realized gain (loss)                                                                             15,434
Realized gain distributions                                                                          18,106
Net change in unrealized appreciation (depreciation)                                                  1,882
                                                                                       --------------------
Net assets                                                                             $            440,225
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               235   $           338              1.25%              3.7%
12/31/2013                        1.39               128               178              1.25%             20.1%
12/31/2012                        1.16                27                31              1.25%             13.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                21   $            31              1.00%              4.0%
12/31/2013                        1.40                 0                 0              1.00%             20.4%
12/31/2012                        1.16                 0                 0              1.00%             13.5%
12/31/2011                        1.02                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%              4.2%
12/31/2013                        1.40                 0                 0              0.75%             20.7%
12/31/2012                        1.16                 0                 0              0.75%             13.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                12   $            18              0.50%              4.5%
12/31/2013                        1.41                 6                 8              0.50%             21.0%
12/31/2012                        1.17                 0                 0              0.50%             14.1%
12/31/2011                        1.02                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%              4.8%
12/31/2013                        1.42                 0                 0              0.25%             21.3%
12/31/2012                        1.17                 0                 0              0.25%             14.4%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                36   $            54              0.00%              5.0%
12/31/2013                        1.43                14                19              0.00%             21.6%
12/31/2012                        1.17                 3                 3              0.00%             14.6%
12/31/2011                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.2%
      2012          2.2%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND A CLASS - 315793844

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       113,936   $       115,530             9,865
                                                                         ===============   ===============
Receivables: investments sold                                      602
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       114,538
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       114,538            78,965   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $       114,538            78,965
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,295
Mortality & expense charges                                                                           (839)
                                                                                           ---------------
Net investment income (loss)                                                                           456
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               869
Realized gain distributions                                                                          2,855
Net change in unrealized appreciation (depreciation)                                                (2,253)
                                                                                           ---------------
Net gain (loss)                                                                                      1,471
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,927
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                456   $                 78
Net realized gain (loss)                                                         869                  3,579
Realized gain distributions                                                    2,855                    904
Net change in unrealized appreciation (depreciation)                          (2,253)                   (22)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,927                  4,539
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     192,083                 18,473
Cost of units redeemed                                                      (111,108)               (12,056)
Account charges                                                                   (1)                  (127)
                                                                --------------------   --------------------
Increase (decrease)                                                           80,974                  6,290
                                                                --------------------   --------------------
Net increase (decrease)                                                       82,901                 10,829
Net assets, beginning                                                         31,637                 20,808
                                                                --------------------   --------------------
Net assets, ending                                              $            114,538   $             31,637
                                                                ====================   ====================

Units sold                                                                   145,311                 47,122
Units redeemed                                                               (89,014)               (42,384)
                                                                --------------------   --------------------
Net increase (decrease)                                                       56,297                  4,738
Units outstanding, beginning                                                  22,668                 17,930
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,965                 22,668
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            231,098
Cost of units redeemed/account charges                                                             (123,134)
Net investment income (loss)                                                                            719
Net realized gain (loss)                                                                              3,646
Realized gain distributions                                                                           3,803
Net change in unrealized appreciation (depreciation)                                                 (1,594)
                                                                                       --------------------
Net assets                                                                             $            114,538
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                79   $           115              1.25%              3.9%
12/31/2013                        1.40                23                32              1.25%             20.5%
12/31/2012                        1.16                16                18              1.25%             13.4%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.00%              4.2%
12/31/2013                        1.40                 0                 0              1.00%             20.8%
12/31/2012                        1.16                 0                 0              1.00%             13.7%
12/31/2011                        1.02                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%              4.4%
12/31/2013                        1.41                 0                 0              0.75%             21.1%
12/31/2012                        1.17                 0                 0              0.75%             14.0%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%              4.7%
12/31/2013                        1.42                 0                 0              0.50%             21.4%
12/31/2012                        1.17                 0                 0              0.50%             14.2%
12/31/2011                        1.02                 0                 0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              5.0%
12/31/2013                        1.43                 0                 0              0.25%             21.7%
12/31/2012                        1.17                 0                 0              0.25%             14.5%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%              5.2%
12/31/2013                        1.43                 0                 0              0.00%             22.0%
12/31/2012                        1.18                 2                 3              0.00%             14.8%
12/31/2011                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.1%
      2012          2.5%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND A CLASS - 315792200

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       154,155   $       155,418            14,105
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       154,168
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       154,168           129,970   $          1.19
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $       154,168           129,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,540
Mortality & expense charges                                                                         (2,149)
                                                                                           ---------------
Net investment income (loss)                                                                           391
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,239
Realized gain distributions                                                                          4,829
Net change in unrealized appreciation (depreciation)                                                (2,769)
                                                                                           ---------------
Net gain (loss)                                                                                      3,299
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,690
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                391   $               (201)
Net realized gain (loss)                                                       1,239                  3,763
Realized gain distributions                                                    4,829                  7,299
Net change in unrealized appreciation (depreciation)                          (2,769)                  (413)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,690                 10,448
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,161                 38,696
Cost of units redeemed                                                       (86,603)              (289,695)
Account charges                                                                  (11)                  (114)
                                                                --------------------   --------------------
Increase (decrease)                                                          (70,453)              (251,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (66,763)              (240,665)
Net assets, beginning                                                        220,931                461,596
                                                                --------------------   --------------------
Net assets, ending                                              $            154,168   $            220,931
                                                                ====================   ====================

Units sold                                                                    13,780                 33,392
Units redeemed                                                               (74,156)              (245,846)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (60,376)              (212,454)
Units outstanding, beginning                                                 190,346                402,800
                                                                --------------------   --------------------
Units outstanding, ending                                                    129,970                190,346
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,634,759
Cost of units redeemed/account charges                                                           (1,538,662)
Net investment income (loss)                                                                          4,797
Net realized gain (loss)                                                                             31,985
Realized gain distributions                                                                          22,552
Net change in unrealized appreciation (depreciation)                                                 (1,263)
                                                                                       --------------------
Net assets                                                                             $            154,168
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19               130   $           154              1.25%              2.2%
12/31/2013                        1.16               190               221              1.25%              2.9%
12/31/2012                        1.13               313               353              1.25%              4.7%
12/31/2011                        1.08               333               359              1.25%              0.6%
12/31/2010                        1.07                96               102              1.25%              6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              1.00%              2.5%
12/31/2013                        1.18                 0                 0              1.00%              3.2%
12/31/2012                        1.14                 0                 0              1.00%              5.0%
12/31/2011                        1.09                 0                 0              1.00%              0.9%
12/31/2010                        1.08                 0                 0              1.00%              6.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.75%              2.7%
12/31/2013                        1.20                 0                 0              0.75%              3.4%
12/31/2012                        1.16                 0                 0              0.75%              5.2%
12/31/2011                        1.10                 0                 0              0.75%              1.2%
12/31/2010                        1.09                 0                 0              0.75%              6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              3.0%
12/31/2013                        1.22                 0                 0              0.50%              3.7%
12/31/2012                        1.18                 0                 0              0.50%              5.5%
12/31/2011                        1.12                 0                 0              0.50%              1.4%
12/31/2010                        1.10                 0                 0              0.50%              7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.25%              3.2%
12/31/2013                        1.24                 0                 0              0.25%              4.0%
12/31/2012                        1.19                 0                 0              0.25%              5.7%
12/31/2011                        1.13                 0                 0              0.25%              1.7%
12/31/2010                        1.11                 0                 0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.00%              3.5%
12/31/2013                        1.26                 0                 0              0.00%              4.2%
12/31/2012                        1.21                90               109              0.00%              6.0%
12/31/2011                        1.14                 0                 0              0.00%              1.9%
12/31/2010                        1.12                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          0.9%
      2012          1.3%
      2011          1.6%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND T CLASS - 315792507

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       500,632   $       494,481            45,821
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (265)
                                                       ---------------
Net assets                                             $       500,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       360,449           285,067   $          1.26
Band 100                                                       139,918           107,974              1.30
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $       500,367           393,041
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,284
Mortality & expense charges                                                                         (9,513)
                                                                                           ---------------
Net investment income (loss)                                                                          (229)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,450
Realized gain distributions                                                                         23,194
Net change in unrealized appreciation (depreciation)                                               (25,885)
                                                                                           ---------------
Net gain (loss)                                                                                     17,759
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,530
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (229)  $             (5,970)
Net realized gain (loss)                                                      20,450                 23,456
Realized gain distributions                                                   23,194                 27,392
Net change in unrealized appreciation (depreciation)                         (25,885)               (18,391)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,530                 26,487
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      71,780                180,024
Cost of units redeemed                                                      (568,475)              (340,878)
Account charges                                                                 (102)                  (270)
                                                                --------------------   --------------------
Increase (decrease)                                                         (496,797)              (161,124)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (479,267)              (134,637)
Net assets, beginning                                                        979,634              1,114,271
                                                                --------------------   --------------------
Net assets, ending                                              $            500,367   $            979,634
                                                                ====================   ====================

Units sold                                                                   169,919                250,176
Units redeemed                                                              (566,479)              (381,997)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (396,560)              (131,821)
Units outstanding, beginning                                                 789,601                921,422
                                                                --------------------   --------------------
Units outstanding, ending                                                    393,041                789,601
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,937,880
Cost of units redeemed/account charges                                                           (2,688,546)
Net investment income (loss)                                                                         13,641
Net realized gain (loss)                                                                            135,897
Realized gain distributions                                                                          95,344
Net change in unrealized appreciation (depreciation)                                                  6,151
                                                                                       --------------------
Net assets                                                                             $            500,367
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26               285   $           360              1.25%              1.9%
12/31/2013                        1.24               788               977              1.25%              2.6%
12/31/2012                        1.21               921             1,114              1.25%              4.5%
12/31/2011                        1.16               904             1,045              1.25%              0.3%
12/31/2010                        1.15             1,060             1,222              1.25%              6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30               108   $           140              1.00%              2.2%
12/31/2013                        1.27                 0                 0              1.00%              2.8%
12/31/2012                        1.23                 0                 0              1.00%              4.8%
12/31/2011                        1.18                 0                 0              1.00%              0.6%
12/31/2010                        1.17                 0                 0              1.00%              6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.75%              2.5%
12/31/2013                        1.30                 0                 0              0.75%              3.1%
12/31/2012                        1.26                 0                 0              0.75%              5.0%
12/31/2011                        1.20                 0                 0              0.75%              0.8%
12/31/2010                        1.19                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.50%              2.7%
12/31/2013                        1.33                 0                 0              0.50%              3.3%
12/31/2012                        1.28                 0                 0              0.50%              5.3%
12/31/2011                        1.22                 0                 0              0.50%              1.1%
12/31/2010                        1.20                 0                 0              0.50%              6.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.25%              3.0%
12/31/2013                        1.35                 0                 0              0.25%              3.6%
12/31/2012                        1.31                 0                 0              0.25%              5.6%
12/31/2011                        1.24                 0                 0              0.25%              1.3%
12/31/2010                        1.22                 0                 0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.00%              3.2%
12/31/2013                        1.39                 2                 3              0.00%              3.9%
12/31/2012                        1.33                 0                 0              0.00%              5.8%
12/31/2011                        1.26                 8                10              0.00%              1.6%
12/31/2010                        1.24                 7                 9              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          0.7%
      2012          0.9%
      2011          1.0%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR GROWTH & INCOME FUND T CLASS - 315805820

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       359,755   $       333,423            13,570
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (146)
                                                       ---------------
Net assets                                             $       359,609
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       341,242           164,030   $          2.08
Band 100                                                        18,367             8,584              2.14
Band 75                                                             --                --              2.20
Band 50                                                             --                --              2.26
Band 25                                                             --                --              2.33
Band 0                                                              --                --              2.43
                                                       ---------------   ---------------
 Total                                                 $       359,609           172,614
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,663
Mortality & expense charges                                                                         (3,870)
                                                                                           ---------------
Net investment income (loss)                                                                          (207)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,746
Realized gain distributions                                                                         23,277
Net change in unrealized appreciation (depreciation)                                               (19,875)
                                                                                           ---------------
Net gain (loss)                                                                                     28,148
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,941
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (207)  $             (1,555)
Net realized gain (loss)                                                      24,746                 40,626
Realized gain distributions                                                   23,277                  1,237
Net change in unrealized appreciation (depreciation)                         (19,875)                 7,852
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,941                 48,160
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     212,561                177,154
Cost of units redeemed                                                      (177,093)              (123,423)
Account charges                                                                 (485)                  (117)
                                                                --------------------   --------------------
Increase (decrease)                                                           34,983                 53,614
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,924                101,774
Net assets, beginning                                                        296,685                194,911
                                                                --------------------   --------------------
Net assets, ending                                              $            359,609   $            296,685
                                                                ====================   ====================

Units sold                                                                   177,388                 97,076
Units redeemed                                                              (158,978)               (75,171)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,410                 21,905
Units outstanding, beginning                                                 154,204                132,299
                                                                --------------------   --------------------
Units outstanding, ending                                                    172,614                154,204
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            717,412
Cost of units redeemed/account charges                                                             (454,931)
Net investment income (loss)                                                                         (4,128)
Net realized gain (loss)                                                                             47,913
Realized gain distributions                                                                          27,011
Net change in unrealized appreciation (depreciation)                                                 26,332
                                                                                       --------------------
Net assets                                                                             $            359,609
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08               164   $           341              1.25%              8.3%
12/31/2013                        1.92               142               273              1.25%             31.0%
12/31/2012                        1.47               102               150              1.25%             16.4%
12/31/2011                        1.26                85               108              1.25%             -0.2%
12/31/2010                        1.26                80               101              1.25%             12.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 9   $            18              1.00%              8.6%
12/31/2013                        1.97                12                24              1.00%             31.3%
12/31/2012                        1.50                30                45              1.00%             16.7%
12/31/2011                        1.29                28                36              1.00%              0.1%
12/31/2010                        1.28                23                29              1.00%             13.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.75%              8.9%
12/31/2013                        2.02                 0                 0              0.75%             31.7%
12/31/2012                        1.53                 0                 0              0.75%             17.0%
12/31/2011                        1.31                 0                 0              0.75%              0.3%
12/31/2010                        1.31                 0                 0              0.75%             13.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.26                 0   $             0              0.50%              9.2%
12/31/2013                        2.07                 0                 0              0.50%             32.0%
12/31/2012                        1.57                 0                 0              0.50%             17.3%
12/31/2011                        1.34                 0                 0              0.50%              0.6%
12/31/2010                        1.33                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33                 0   $             0              0.25%              9.4%
12/31/2013                        2.13                 0                 0              0.25%             32.3%
12/31/2012                        1.61                 0                 0              0.25%             17.5%
12/31/2011                        1.37                 0                 0              0.25%              0.8%
12/31/2010                        1.36                 0                 0              0.25%             13.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.00%              9.7%
12/31/2013                        2.21                 0                 0              0.00%             32.7%
12/31/2012                        1.67                 0                 0              0.00%             17.8%
12/31/2011                        1.42                 0                 0              0.00%              1.1%
12/31/2010                        1.40                 0                 0              0.00%             14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.2%
      2012          1.8%
      2011          1.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND T CLASS - 315807206

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,592,906   $     4,080,125            72,762
                                                                         ===============   ===============
Receivables: investments sold                                    2,038
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,594,944
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,563,753         2,262,893   $          2.02
Band 100                                                        31,191            15,060              2.07
Band 75                                                             --                --              2.13
Band 50                                                             --                --              2.18
Band 25                                                             --                --              2.24
Band 0                                                              --                --              2.30
                                                       ---------------   ---------------
 Total                                                 $     4,594,944         2,277,953
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (52,246)
                                                                                           ---------------
Net investment income (loss)                                                                       (52,246)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           222,966
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               323,044
                                                                                           ---------------
Net gain (loss)                                                                                    546,010
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       493,764
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (52,246)  $             (5,767)
Net realized gain (loss)                                                     222,966                 17,849
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         323,044                124,214
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            493,764                136,296
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,607,116                 23,451
Cost of units redeemed                                                    (1,026,888)               (41,361)
Account charges                                                                 (861)                   (28)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,579,367                (17,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,073,131                118,358
Net assets, beginning                                                        521,813                403,455
                                                                --------------------   --------------------
Net assets, ending                                              $          4,594,944   $            521,813
                                                                ====================   ====================

Units sold                                                                 2,545,117                 14,469
Units redeemed                                                              (551,905)               (26,058)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,993,212                (11,589)
Units outstanding, beginning                                                 284,741                296,330
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,277,953                284,741
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,398,675
Cost of units redeemed/account charges                                                           (1,482,020)
Net investment income (loss)                                                                        (75,524)
Net realized gain (loss)                                                                            240,904
Realized gain distributions                                                                             128
Net change in unrealized appreciation (depreciation)                                                512,781
                                                                                       --------------------
Net assets                                                                             $          4,594,944
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02             2,263   $         4,564              1.25%             10.1%
12/31/2013                        1.83               285               522              1.25%             34.6%
12/31/2012                        1.36               296               403              1.25%             17.3%
12/31/2011                        1.16               188               218              1.25%              0.5%
12/31/2010                        1.16               262               303              1.25%             21.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                15   $            31              1.00%             10.3%
12/31/2013                        1.88                 0                 0              1.00%             34.9%
12/31/2012                        1.39                 0                 0              1.00%             17.5%
12/31/2011                        1.18                 0                 0              1.00%              0.7%
12/31/2010                        1.17                 0                 0              1.00%             22.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.75%             10.6%
12/31/2013                        1.92                 0                 0              0.75%             35.3%
12/31/2012                        1.42                 0                 0              0.75%             17.8%
12/31/2011                        1.21                 0                 0              0.75%              1.0%
12/31/2010                        1.19                 0                 0              0.75%             22.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              0.50%             10.9%
12/31/2013                        1.97                 0                 0              0.50%             35.6%
12/31/2012                        1.45                 0                 0              0.50%             18.1%
12/31/2011                        1.23                 0                 0              0.50%              1.2%
12/31/2010                        1.21                 0                 0              0.50%             22.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24                 0   $             0              0.25%             11.2%
12/31/2013                        2.02                 0                 0              0.25%             36.0%
12/31/2012                        1.48                 0                 0              0.25%             18.4%
12/31/2011                        1.25                 0                 0              0.25%              1.5%
12/31/2010                        1.23                 0                 0              0.25%             23.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                 0   $             0              0.00%             11.4%
12/31/2013                        2.07                 0                 0              0.00%             36.3%
12/31/2012                        1.52                 0                 0              0.00%             18.7%
12/31/2011                        1.28                 0                 0              0.00%              1.7%
12/31/2010                        1.26                 0                 0              0.00%             23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND T CLASS - 315920827

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.68
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.87
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 (2)
Net realized gain (loss)                                                          --                   (311)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                    382
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     69
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                 (1,283)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                 (1,283)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                 (1,214)
Net assets, beginning                                                             --                  1,214
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                   (871)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                   (871)
Units outstanding, beginning                                                      --                    871
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              1,621
Cost of units redeemed/account charges                                                               (1,918)
Net investment income (loss)                                                                            (82)
Net realized gain (loss)                                                                               (492)
Realized gain distributions                                                                             871
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              1.25%              1.1%
12/31/2013                        1.67                 0                 0              1.25%             19.5%
12/31/2012                        1.39                 1                 1              1.25%             23.8%
12/31/2011                        1.13                 1                 1              1.25%            -14.4%
12/31/2010                        1.31                 1                 1              1.25%             14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.00%              1.3%
12/31/2013                        1.71                 0                 0              1.00%             19.8%
12/31/2012                        1.42                 0                 0              1.00%             24.1%
12/31/2011                        1.15                 0                 0              1.00%            -14.2%
12/31/2010                        1.34                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.75%              1.6%
12/31/2013                        1.75                 0                 0              0.75%             20.1%
12/31/2012                        1.45                 0                 0              0.75%             24.4%
12/31/2011                        1.17                 0                 0              0.75%            -14.0%
12/31/2010                        1.36                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.50%              1.8%
12/31/2013                        1.79                 0                 0              0.50%             20.4%
12/31/2012                        1.49                 0                 0              0.50%             24.8%
12/31/2011                        1.19                 0                 0              0.50%            -13.8%
12/31/2010                        1.38                 0                 0              0.50%             14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.25%              2.1%
12/31/2013                        1.83                 0                 0              0.25%             20.7%
12/31/2012                        1.52                 0                 0              0.25%             25.1%
12/31/2011                        1.21                 0                 0              0.25%            -13.5%
12/31/2010                        1.40                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.00%              2.3%
12/31/2013                        1.88                 0                 0              0.00%             21.0%
12/31/2012                        1.55                 0                 0              0.00%             25.4%
12/31/2011                        1.24                 0                 0              0.00%            -13.3%
12/31/2010                        1.43                 0                 0              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.5%
      2011          0.5%
      2010          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND T CLASS - 315805416

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,435,371   $     3,790,841            98,805
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,922)
                                                       ---------------
Net assets                                             $     5,424,449
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,722,015         2,779,037   $          1.70
Band 100                                                        94,441            54,456              1.73
Band 75                                                             --                --              1.77
Band 50                                                          2,170             1,201              1.81
Band 25                                                             --                --              1.84
Band 0                                                         605,823           321,840              1.88
                                                       ---------------   ---------------
 Total                                                 $     5,424,449         3,156,534
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        16,138
Mortality & expense charges                                                                        (59,662)
                                                                                           ---------------
Net investment income (loss)                                                                       (43,524)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           548,890
Realized gain distributions                                                                            593
Net change in unrealized appreciation (depreciation)                                              (300,195)
                                                                                           ---------------
Net gain (loss)                                                                                    249,288
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       205,764
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (43,524)  $            (52,983)
Net realized gain (loss)                                                     548,890                573,642
Realized gain distributions                                                      593                     --
Net change in unrealized appreciation (depreciation)                        (300,195)             1,030,826
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            205,764              1,551,485
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,165,157              1,908,761
Cost of units redeemed                                                    (1,848,558)            (1,856,610)
Account charges                                                               (3,267)                (2,871)
                                                                --------------------   --------------------
Increase (decrease)                                                         (686,668)                49,280
                                                                --------------------   --------------------
Net increase (decrease)                                                     (480,904)             1,600,765
Net assets, beginning                                                      5,905,353              4,304,588
                                                                --------------------   --------------------
Net assets, ending                                              $          5,424,449   $          5,905,353
                                                                ====================   ====================

Units sold                                                                   698,281              1,479,872
Units redeemed                                                            (1,109,490)            (1,409,901)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (411,209)                69,971
Units outstanding, beginning                                               3,567,743              3,497,772
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,156,534              3,567,743
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         12,400,058
Cost of units redeemed/account charges                                                          (10,288,411)
Net investment income (loss)                                                                       (223,082)
Net realized gain (loss)                                                                          1,861,891
Realized gain distributions                                                                          29,463
Net change in unrealized appreciation (depreciation)                                              1,644,530
                                                                                       --------------------
Net assets                                                                             $          5,424,449
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70             2,779   $         4,722              1.25%              3.8%
12/31/2013                        1.64             3,117             5,103              1.25%             34.4%
12/31/2012                        1.22             3,031             3,690              1.25%             27.4%
12/31/2011                        0.96             3,387             3,236              1.25%            -12.0%
12/31/2010                        1.09             4,070             4,418              1.25%             22.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                54   $            94              1.00%              4.1%
12/31/2013                        1.67                33                55              1.00%             34.8%
12/31/2012                        1.24                 0                 0              1.00%             27.7%
12/31/2011                        0.97                 0                 0              1.00%            -11.7%
12/31/2010                        1.10                 0                 0              1.00%             22.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.75%              4.3%
12/31/2013                        1.70                 0                 0              0.75%             35.1%
12/31/2012                        1.26                 0                 0              0.75%             28.0%
12/31/2011                        0.98                 0                 0              0.75%            -11.5%
12/31/2010                        1.11                 0                 0              0.75%             23.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 1   $             2              0.50%              4.6%
12/31/2013                        1.73                 1                 2              0.50%             35.5%
12/31/2012                        1.28                 0                 0              0.50%             28.4%
12/31/2011                        0.99                 0                 0              0.50%            -11.3%
12/31/2010                        1.12                 0                 0              0.50%             23.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.25%              4.8%
12/31/2013                        1.76                 0                 0              0.25%             35.8%
12/31/2012                        1.30                 0                 0              0.25%             28.7%
12/31/2011                        1.01                 0                 0              0.25%            -11.1%
12/31/2010                        1.13                 0                 0              0.25%             23.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88               322   $           606              0.00%              5.1%
12/31/2013                        1.79               416               746              0.00%             36.1%
12/31/2012                        1.32               467               614              0.00%             29.0%
12/31/2011                        1.02               416               424              0.00%            -10.9%
12/31/2010                        1.14               378               432              0.00%             24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.1%
      2012          0.0%
      2011          0.8%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND A CLASS - 315805424

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,743,862   $     1,445,810            31,187
                                                                         ===============   ===============
Receivables: investments sold                                    3,886
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,747,748
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,747,748         1,009,736   $          1.73
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.80
Band 50                                                             --                --              1.84
Band 25                                                             --                --              1.88
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $     1,747,748         1,009,736
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,705
Mortality & expense charges                                                                        (18,361)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,656)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            60,146
Realized gain distributions                                                                            186
Net change in unrealized appreciation (depreciation)                                                (1,509)
                                                                                           ---------------
Net gain (loss)                                                                                     58,823
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        49,167
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,656)  $             (8,761)
Net realized gain (loss)                                                      60,146                226,873
Realized gain distributions                                                      186                     --
Net change in unrealized appreciation (depreciation)                          (1,509)                89,918
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             49,167                308,030
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     861,902                394,912
Cost of units redeemed                                                      (211,963)              (859,278)
Account charges                                                                 (611)                  (445)
                                                                --------------------   --------------------
Increase (decrease)                                                          649,328               (464,811)
                                                                --------------------   --------------------
Net increase (decrease)                                                      698,495               (156,781)
Net assets, beginning                                                      1,049,253              1,206,034
                                                                --------------------   --------------------
Net assets, ending                                              $          1,747,748   $          1,049,253
                                                                ====================   ====================

Units sold                                                                   503,641                224,776
Units redeemed                                                              (124,576)              (571,026)
                                                                --------------------   --------------------
Net increase (decrease)                                                      379,065               (346,250)
Units outstanding, beginning                                                 630,671                976,921
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,009,736                630,671
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,512,624
Cost of units redeemed/account charges                                                           (6,659,626)
Net investment income (loss)                                                                       (115,951)
Net realized gain (loss)                                                                            669,847
Realized gain distributions                                                                          42,802
Net change in unrealized appreciation (depreciation)                                                298,052
                                                                                       --------------------
Net assets                                                                             $          1,747,748
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73             1,010   $         1,748              1.25%              4.0%
12/31/2013                        1.66               631             1,049              1.25%             34.8%
12/31/2012                        1.23               977             1,206              1.25%             27.7%
12/31/2011                        0.97             2,206             2,133              1.25%            -11.8%
12/31/2010                        1.10             2,831             3,102              1.25%             22.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              1.00%              4.3%
12/31/2013                        1.69                 0                 0              1.00%             35.1%
12/31/2012                        1.25                 0                 0              1.00%             28.0%
12/31/2011                        0.98                 0                 0              1.00%            -11.5%
12/31/2010                        1.11                 0                 0              1.00%             23.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.75%              4.6%
12/31/2013                        1.72                 0                 0              0.75%             35.4%
12/31/2012                        1.27                 0                 0              0.75%             28.3%
12/31/2011                        0.99                 0                 0              0.75%            -11.3%
12/31/2010                        1.12                 0                 0              0.75%             23.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.50%              4.8%
12/31/2013                        1.76                 0                 0              0.50%             35.8%
12/31/2012                        1.29                 0                 0              0.50%             28.7%
12/31/2011                        1.01                 0                 0              0.50%            -11.1%
12/31/2010                        1.13                 0                 0              0.50%             23.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.25%              5.1%
12/31/2013                        1.79                 0                 0              0.25%             36.1%
12/31/2012                        1.31                 0                 0              0.25%             29.0%
12/31/2011                        1.02                 0                 0              0.25%            -10.9%
12/31/2010                        1.14                 0                 0              0.25%             24.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.00%              5.3%
12/31/2013                        1.82                 0                 0              0.00%             36.5%
12/31/2012                        1.33                 0                 0              0.00%             29.3%
12/31/2011                        1.03                 0                 0              0.00%            -10.7%
12/31/2010                        1.15                 0                 0              0.00%             24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.3%
      2012          0.1%
      2011          0.8%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND A CLASS - 316071208

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,878,445   $     3,458,574           145,371
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,394)
                                                       ---------------
Net assets                                             $     3,877,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,877,051         2,117,824   $          1.83
Band 100                                                            --                --              1.85
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.92
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $     3,877,051         2,117,824
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (46,862)
                                                                                           ---------------
Net investment income (loss)                                                                       (46,862)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           144,303
Realized gain distributions                                                                        274,272
Net change in unrealized appreciation (depreciation)                                               (89,076)
                                                                                           ---------------
Net gain (loss)                                                                                    329,499
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       282,637
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (46,862)  $            (34,418)
Net realized gain (loss)                                                     144,303                 70,371
Realized gain distributions                                                  274,272                396,281
Net change in unrealized appreciation (depreciation)                         (89,076)               302,405
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            282,637                734,639
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,119,100                910,999
Cost of units redeemed                                                    (1,026,023)              (357,356)
Account charges                                                                 (662)                  (484)
                                                                --------------------   --------------------
Increase (decrease)                                                           92,415                553,159
                                                                --------------------   --------------------
Net increase (decrease)                                                      375,052              1,287,798
Net assets, beginning                                                      3,501,999              2,214,201
                                                                --------------------   --------------------
Net assets, ending                                              $          3,877,051   $          3,501,999
                                                                ====================   ====================

Units sold                                                                   657,917                600,131
Units redeemed                                                              (603,179)              (242,198)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,738                357,933
Units outstanding, beginning                                               2,063,086              1,705,153
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,117,824              2,063,086
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          5,342,030
Cost of units redeemed/account charges                                                           (2,690,421)
Net investment income (loss)                                                                       (118,073)
Net realized gain (loss)                                                                            242,448
Realized gain distributions                                                                         681,196
Net change in unrealized appreciation (depreciation)                                                419,871
                                                                                       --------------------
Net assets                                                                             $          3,877,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83             2,118   $         3,877              1.25%              7.8%
12/31/2013                        1.70             2,063             3,502              1.25%             30.7%
12/31/2012                        1.30             1,705             2,214              1.25%             14.4%
12/31/2011                        1.14             1,055             1,198              1.25%             -2.3%
12/31/2010                        1.16               645               749              1.25%             16.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              1.00%              8.1%
12/31/2013                        1.71                 0                 0              1.00%             31.0%
12/31/2012                        1.31                 0                 0              1.00%             14.7%
12/31/2011                        1.14                 0                 0              1.00%             -2.0%
12/31/2010                        1.16                 0                 0              1.00%             16.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.75%              8.4%
12/31/2013                        1.73                 0                 0              0.75%             31.4%
12/31/2012                        1.32                 0                 0              0.75%             15.0%
12/31/2011                        1.14                 0                 0              0.75%             -1.8%
12/31/2010                        1.16                 0                 0              0.75%             16.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.50%              8.7%
12/31/2013                        1.74                 0                 0              0.50%             31.7%
12/31/2012                        1.32                 0                 0              0.50%             15.3%
12/31/2011                        1.15                 0                 0              0.50%             -1.5%
12/31/2010                        1.17                 0                 0              0.50%             16.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.25%              8.9%
12/31/2013                        1.76                 0                 0              0.25%             32.0%
12/31/2012                        1.33                 0                 0              0.25%             15.6%
12/31/2011                        1.15                 0                 0              0.25%             -1.3%
12/31/2010                        1.17                 0                 0              0.25%             16.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.00%              9.2%
12/31/2013                        1.78                 0                 0              0.00%             32.4%
12/31/2012                        1.34                 0                 0              0.00%             15.8%
12/31/2011                        1.16                 0                 0              0.00%             -1.0%
12/31/2010                        1.17                 0                 0              0.00%             17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND T CLASS - 316071307

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,826,650   $     7,717,654           337,572
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,005)
                                                       ---------------
Net assets                                             $     8,810,645
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,655,211         3,142,808   $          2.12
Band 100                                                     2,031,971           936,739              2.17
Band 75                                                             --                --              2.22
Band 50                                                             --                --              2.28
Band 25                                                             --                --              2.33
Band 0                                                         123,463            51,699              2.39
                                                       ---------------   ---------------
 Total                                                 $     8,810,645         4,131,246
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (105,836)
                                                                                           ---------------
Net investment income (loss)                                                                      (105,836)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           992,595
Realized gain distributions                                                                        637,970
Net change in unrealized appreciation (depreciation)                                              (862,233)
                                                                                           ---------------
Net gain (loss)                                                                                    768,332
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       662,496
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (105,836)  $           (108,552)
Net realized gain (loss)                                                     992,595                341,111
Realized gain distributions                                                  637,970              1,297,844
Net change in unrealized appreciation (depreciation)                        (862,233)               815,639
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            662,496              2,346,042
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,304,521              2,590,523
Cost of units redeemed                                                    (4,823,268)            (1,881,676)
Account charges                                                               (1,747)                (1,719)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,520,494)               707,128
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,857,998)             3,053,170
Net assets, beginning                                                     10,668,643              7,615,473
                                                                --------------------   --------------------
Net assets, ending                                              $          8,810,645   $         10,668,643
                                                                ====================   ====================

Units sold                                                                 1,938,619              1,549,138
Units redeemed                                                            (3,225,165)            (1,163,300)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,286,546)               385,838
Units outstanding, beginning                                               5,417,792              5,031,954
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,131,246              5,417,792
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         16,471,820
Cost of units redeemed/account charges                                                          (11,746,685)
Net investment income (loss)                                                                       (432,284)
Net realized gain (loss)                                                                          1,422,803
Realized gain distributions                                                                       1,985,995
Net change in unrealized appreciation (depreciation)                                              1,108,996
                                                                                       --------------------
Net assets                                                                             $          8,810,645
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12             3,143   $         6,655              1.25%              7.6%
12/31/2013                        1.97             5,362            10,550              1.25%             30.4%
12/31/2012                        1.51             4,848             7,314              1.25%             14.1%
12/31/2011                        1.32             3,675             4,860              1.25%             -2.5%
12/31/2010                        1.36             2,534             3,437              1.25%             14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17               937   $         2,032              1.00%              7.9%
12/31/2013                        2.01                18                36              1.00%             30.7%
12/31/2012                        1.54                31                48              1.00%             14.4%
12/31/2011                        1.34                29                39              1.00%             -2.2%
12/31/2010                        1.38                27                37              1.00%             14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.75%              8.2%
12/31/2013                        2.05                 0                 0              0.75%             31.1%
12/31/2012                        1.57                 0                 0              0.75%             14.7%
12/31/2011                        1.37                 0                 0              0.75%             -2.0%
12/31/2010                        1.39                 0                 0              0.75%             14.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.50%              8.4%
12/31/2013                        2.10                 0                 0              0.50%             31.4%
12/31/2012                        1.60                 0                 0              0.50%             14.9%
12/31/2011                        1.39                 0                 0              0.50%             -1.7%
12/31/2010                        1.41                 0                 0              0.50%             15.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33                 0   $             0              0.25%              8.7%
12/31/2013                        2.14                 0                 0              0.25%             31.7%
12/31/2012                        1.63                 0                 0              0.25%             15.2%
12/31/2011                        1.41                 0                 0              0.25%             -1.5%
12/31/2010                        1.43                 0                 0              0.25%             15.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39                52   $           123              0.00%              9.0%
12/31/2013                        2.19                38                83              0.00%             32.1%
12/31/2012                        1.66               153               254              0.00%             15.5%
12/31/2011                        1.44               153               220              0.00%             -1.3%
12/31/2010                        1.45                20                30              0.00%             15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR OVERSEAS FUND T CLASS - 315918102 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.59
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.72
Band 25                                                             --                --              1.76
Band 0                                                              --                --              1.81
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             20,383
Cost of units redeemed/account charges                                                              (22,490)
Net investment income (loss)                                                                           (921)
Net realized gain (loss)                                                                             (3,258)
Realized gain distributions                                                                           6,286
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              1.25%             -9.9%
12/31/2013                        1.76                 0                 0              1.25%             28.9%
12/31/2012                        1.37                 0                 0              1.25%             19.1%
12/31/2011                        1.15                 0                 0              1.25%            -19.0%
12/31/2010                        1.42                 0                 0              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              1.00%             -9.7%
12/31/2013                        1.80                 0                 0              1.00%             29.2%
12/31/2012                        1.40                 0                 0              1.00%             19.3%
12/31/2011                        1.17                 0                 0              1.00%            -18.8%
12/31/2010                        1.44                 0                 0              1.00%             11.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.75%             -9.4%
12/31/2013                        1.85                 0                 0              0.75%             29.5%
12/31/2012                        1.43                 0                 0              0.75%             19.6%
12/31/2011                        1.19                 0                 0              0.75%            -18.6%
12/31/2010                        1.47                 0                 0              0.75%             12.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.50%             -9.2%
12/31/2013                        1.89                 0                 0              0.50%             29.8%
12/31/2012                        1.46                 0                 0              0.50%             19.9%
12/31/2011                        1.22                 0                 0              0.50%            -18.4%
12/31/2010                        1.49                 0                 0              0.50%             12.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.25%             -9.0%
12/31/2013                        1.94                 0                 0              0.25%             30.2%
12/31/2012                        1.49                 0                 0              0.25%             20.2%
12/31/2011                        1.24                 0                 0              0.25%            -18.2%
12/31/2010                        1.51                 0                 0              0.25%             12.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.00%             -8.8%
12/31/2013                        1.99                 0                 0              0.00%             30.5%
12/31/2012                        1.52                 0                 0              0.00%             20.6%
12/31/2011                        1.26                 0                 0              0.00%            -18.0%
12/31/2010                        1.54                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR REAL ESTATE FUND I CLASS - 315918292

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        51,037   $        49,702             1,897
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                 (7,089)
                                                       ---------------
Net assets                                             $        43,948
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        43,948            36,647   $          1.20
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $        43,948            36,647
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           504
Mortality & expense charges                                                                           (166)
                                                                                           ---------------
Net investment income (loss)                                                                           338
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (95)
Realized gain distributions                                                                          1,981
Net change in unrealized appreciation (depreciation)                                                 1,335
                                                                                           ---------------
Net gain (loss)                                                                                      3,221
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,559
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                338   $                 --
Net realized gain (loss)                                                         (95)                    --
Realized gain distributions                                                    1,981                     --
Net change in unrealized appreciation (depreciation)                           1,335                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,559                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      50,446                     --
Cost of units redeemed                                                       (10,014)                    --
Account charges                                                                  (43)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           40,389                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,948                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             43,948   $                 --
                                                                ====================   ====================

Units sold                                                                    48,056                     --
Units redeemed                                                               (11,409)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,647                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     36,647                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             50,446
Cost of units redeemed/account charges                                                              (10,057)
Net investment income (loss)                                                                            338
Net realized gain (loss)                                                                                (95)
Realized gain distributions                                                                           1,981
Net change in unrealized appreciation (depreciation)                                                  1,335
                                                                                       --------------------
Net assets                                                                             $             43,948
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/14/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                37   $            44              1.25%             19.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              1.00%             20.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%             20.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.50%             20.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%             21.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.00%             21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR REAL ESTATE FUND T CLASS - 315918318

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       357,361   $       336,231            15,401
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,583)
                                                       ---------------
Net assets                                             $       353,778
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       353,778           239,983   $          1.47
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $       353,778           239,983
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,554
Mortality & expense charges                                                                         (3,072)
                                                                                           ---------------
Net investment income (loss)                                                                           482
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                45
Realized gain distributions                                                                         18,330
Net change in unrealized appreciation (depreciation)                                                39,261
                                                                                           ---------------
Net gain (loss)                                                                                     57,636
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        58,118
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                482   $               (276)
Net realized gain (loss)                                                          45                 20,615
Realized gain distributions                                                   18,330                  5,152
Net change in unrealized appreciation (depreciation)                          39,261                (31,203)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             58,118                 (5,712)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     123,610                167,366
Cost of units redeemed                                                       (14,937)              (130,918)
Account charges                                                                  (78)                   (19)
                                                                --------------------   --------------------
Increase (decrease)                                                          108,595                 36,429
                                                                --------------------   --------------------
Net increase (decrease)                                                      166,713                 30,717
Net assets, beginning                                                        187,065                156,348
                                                                --------------------   --------------------
Net assets, ending                                              $            353,778   $            187,065
                                                                ====================   ====================

Units sold                                                                    89,843                141,232
Units redeemed                                                               (11,772)              (114,674)
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,071                 26,558
Units outstanding, beginning                                                 161,912                135,354
                                                                --------------------   --------------------
Units outstanding, ending                                                    239,983                161,912
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            438,684
Cost of units redeemed/account charges                                                             (167,381)
Net investment income (loss)                                                                             71
Net realized gain (loss)                                                                             36,487
Realized gain distributions                                                                          24,787
Net change in unrealized appreciation (depreciation)                                                 21,130
                                                                                       --------------------
Net assets                                                                             $            353,778
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47               240   $           354              1.25%             27.6%
12/31/2013                        1.16               162               187              1.25%              0.0%
12/31/2012                        1.16               135               156              1.25%             16.3%
12/31/2011                        0.99                83                83              1.25%             -0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              1.00%             27.9%
12/31/2013                        1.16                 0                 0              1.00%              0.3%
12/31/2012                        1.16                 0                 0              1.00%             16.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.6%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%             28.2%
12/31/2013                        1.17                 0                 0              0.75%              0.5%
12/31/2012                        1.16                 0                 0              0.75%             16.9%
12/31/2011                        1.00                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%             28.6%
12/31/2013                        1.18                 0                 0              0.50%              0.8%
12/31/2012                        1.17                 0                 0              0.50%             17.2%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%


                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%             28.9%
12/31/2013                        1.18                 0                 0              0.25%              1.0%
12/31/2012                        1.17                 0                 0              0.25%             17.5%
12/31/2011                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%             29.2%
12/31/2013                        1.19                 0                 0              0.00%              1.3%
12/31/2012                        1.18                 0                 0              0.00%             17.8%
12/31/2011                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.4%
      2012          1.0%
      2011          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR REAL ESTATE FUND A CLASS - 315918342

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,996,961   $     2,759,443           129,653
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (17,514)
                                                       ---------------
Net assets                                             $     2,979,447
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,979,447         2,005,074   $          1.49
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $     2,979,447         2,005,074
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        37,835
Mortality & expense charges                                                                        (27,949)
                                                                                           ---------------
Net investment income (loss)                                                                         9,886
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,636
Realized gain distributions                                                                        177,821
Net change in unrealized appreciation (depreciation)                                               302,157
                                                                                           ---------------
Net gain (loss)                                                                                    497,614
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       507,500
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,886   $              3,127
Net realized gain (loss)                                                      17,636                 23,102
Realized gain distributions                                                  177,821                 30,429
Net change in unrealized appreciation (depreciation)                         302,157                (81,872)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            507,500                (25,214)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,428,357              1,617,223
Cost of units redeemed                                                      (451,136)              (351,559)
Account charges                                                               (2,331)                (3,009)
                                                                --------------------   --------------------
Increase (decrease)                                                          974,890              1,262,655
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,482,390              1,237,441
Net assets, beginning                                                      1,497,057                259,616
                                                                --------------------   --------------------
Net assets, ending                                              $          2,979,447   $          1,497,057
                                                                ====================   ====================

Units sold                                                                 1,080,875              1,363,683
Units redeemed                                                              (364,530)              (298,832)
                                                                --------------------   --------------------
Net increase (decrease)                                                      716,345              1,064,851
Units outstanding, beginning                                               1,288,729                223,878
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,005,074              1,288,729
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,303,694
Cost of units redeemed/account charges                                                             (827,428)
Net investment income (loss)                                                                         13,331
Net realized gain (loss)                                                                             41,864
Realized gain distributions                                                                         210,468
Net change in unrealized appreciation (depreciation)                                                237,518
                                                                                       --------------------
Net assets                                                                             $          2,979,447
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49             2,005   $         2,979              1.25%             27.9%
12/31/2013                        1.16             1,289             1,497              1.25%              0.2%
12/31/2012                        1.16               224               260              1.25%             16.6%
12/31/2011                        0.99                76                76              1.25%             -0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              1.00%             28.2%
12/31/2013                        1.17                 0                 0              1.00%              0.4%
12/31/2012                        1.16                 0                 0              1.00%             16.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%             28.6%
12/31/2013                        1.18                 0                 0              0.75%              0.7%
12/31/2012                        1.17                 0                 0              0.75%             17.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%             28.9%
12/31/2013                        1.18                 0                 0              0.50%              0.9%
12/31/2012                        1.17                 0                 0              0.50%             17.5%
12/31/2011                        1.00                 0                 0              0.50%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%             29.2%
12/31/2013                        1.19                 0                 0              0.25%              1.2%
12/31/2012                        1.18                 0                 0              0.25%             17.8%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.00%             29.5%
12/31/2013                        1.20                 0                 0              0.00%              1.4%
12/31/2012                        1.18                 0                 0              0.00%             18.1%
12/31/2011                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.6%
      2012          1.4%
      2011          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR SMALL CAP FUND A CLASS - 315805697

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           700   $           734                26
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           705
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           265               193   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.43
Band 0                                                             440               306              1.44
                                                       ---------------   ---------------
 Total                                                 $           705               499
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (358)
                                                                                           ---------------
Net investment income (loss)                                                                          (358)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,039
Realized gain distributions                                                                            293
Net change in unrealized appreciation (depreciation)                                                (3,281)
                                                                                           ---------------
Net gain (loss)                                                                                      1,051
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           693
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (358)  $               (794)
Net realized gain (loss)                                                       4,039                 14,543
Realized gain distributions                                                      293                  3,953
Net change in unrealized appreciation (depreciation)                          (3,281)                 2,300
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                693                 20,002
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,417                 61,851
Cost of units redeemed                                                       (39,974)              (118,807)
Account charges                                                                   --                    (10)
                                                                --------------------   --------------------
Increase (decrease)                                                          (37,557)               (56,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,864)               (36,964)
Net assets, beginning                                                         37,569                 74,533
                                                                --------------------   --------------------
Net assets, ending                                              $                705   $             37,569
                                                                ====================   ====================

Units sold                                                                     1,846                 33,608
Units redeemed                                                               (30,647)               (83,637)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,801)               (50,029)
Units outstanding, beginning                                                  29,300                 79,329
                                                                --------------------   --------------------
Units outstanding, ending                                                        499                 29,300
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            143,462
Cost of units redeemed/account charges                                                             (163,688)
Net investment income (loss)                                                                         (1,793)
Net realized gain (loss)                                                                             18,467
Realized gain distributions                                                                           4,291
Net change in unrealized appreciation (depreciation)                                                    (34)
                                                                                       --------------------
Net assets                                                                             $                705
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              1.25%              7.3%
12/31/2013                        1.28                29                38              1.25%             36.5%
12/31/2012                        0.94                79                75              1.25%              4.7%
12/31/2011                        0.90                 0                 0              1.25%            -10.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%              7.6%
12/31/2013                        1.29                 0                 0              1.00%             36.8%
12/31/2012                        0.94                 0                 0              1.00%              5.0%
12/31/2011                        0.90                 0                 0              1.00%            -10.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              7.8%
12/31/2013                        1.30                 0                 0              0.75%             37.2%
12/31/2012                        0.95                 0                 0              0.75%              5.2%
12/31/2011                        0.90                 0                 0              0.75%            -10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%              8.1%
12/31/2013                        1.31                 0                 0              0.50%             37.5%
12/31/2012                        0.95                 0                 0              0.50%              5.5%
12/31/2011                        0.90                 0                 0              0.50%             -9.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.25%              8.4%
12/31/2013                        1.31                 0                 0              0.25%             37.8%
12/31/2012                        0.95                 0                 0              0.25%              5.7%
12/31/2011                        0.90                 0                 0              0.25%             -9.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.00%              8.6%
12/31/2013                        1.32                 0                 0              0.00%             38.2%
12/31/2012                        0.96                 0                 0              0.00%              6.0%
12/31/2011                        0.90                 0                 0              0.00%             -9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.5%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR SMALL CAP FUND T CLASS - 315805663

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,482,112   $     7,777,480           334,464
                                                                         ===============   ===============
Receivables: investments sold                                    6,595
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,488,707
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,389,184         1,640,288   $          3.29
Band 100                                                       498,643           147,562              3.38
Band 75                                                             --                --              3.48
Band 50                                                        561,397           157,043              3.57
Band 25                                                             --                --              3.68
Band 0                                                       2,039,483           532,036              3.83
                                                       ---------------   ---------------
 Total                                                 $     8,488,707         2,476,929
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (81,174)
                                                                                           ---------------
Net investment income (loss)                                                                       (81,174)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           773,219
Realized gain distributions                                                                      1,060,017
Net change in unrealized appreciation (depreciation)                                            (1,177,101)
                                                                                           ---------------
Net gain (loss)                                                                                    656,135
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       574,961
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (81,174)  $           (104,065)
Net realized gain (loss)                                                     773,219                805,241
Realized gain distributions                                                1,060,017              1,208,586
Net change in unrealized appreciation (depreciation)                      (1,177,101)             1,519,655
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            574,961              3,429,417
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,478,287              2,727,336
Cost of units redeemed                                                    (4,713,206)            (5,850,062)
Account charges                                                               (2,369)                (2,980)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,237,288)            (3,125,706)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,662,327)               303,711
Net assets, beginning                                                     11,151,034             10,847,323
                                                                --------------------   --------------------
Net assets, ending                                              $          8,488,707   $         11,151,034
                                                                ====================   ====================

Units sold                                                                   617,419              1,031,038
Units redeemed                                                            (1,651,172)            (2,209,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,033,753)            (1,178,516)
Units outstanding, beginning                                               3,510,682              4,689,198
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,476,929              3,510,682
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         28,684,225
Cost of units redeemed/account charges                                                          (26,273,631)
Net investment income (loss)                                                                       (631,297)
Net realized gain (loss)                                                                          1,232,460
Realized gain distributions                                                                       4,772,318
Net change in unrealized appreciation (depreciation)                                                704,632
                                                                                       --------------------
Net assets                                                                             $          8,488,707
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.29             1,640   $         5,389              1.25%              7.0%
12/31/2013                        3.07             2,635             8,086              1.25%             36.2%
12/31/2012                        2.25             3,700             8,336              1.25%              4.4%
12/31/2011                        2.16             4,291             9,258              1.25%             -6.1%
12/31/2010                        2.30             3,921             9,012              1.25%             16.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.38               148   $           499              1.00%              7.3%
12/31/2013                        3.15                 1                 4              1.00%             36.6%
12/31/2012                        2.31                14                33              1.00%              4.7%
12/31/2011                        2.20                 7                15              1.00%             -5.9%
12/31/2010                        2.34                 4                 9              1.00%             16.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.48                 0   $             0              0.75%              7.6%
12/31/2013                        3.23                 0                 0              0.75%             36.9%
12/31/2012                        2.36                 0                 0              0.75%              5.0%
12/31/2011                        2.25                 0                 0              0.75%             -5.7%
12/31/2010                        2.38                 0                 0              0.75%             16.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.57               157   $           561              0.50%              7.8%
12/31/2013                        3.31               150               497              0.50%             37.3%
12/31/2012                        2.41               146               353              0.50%              5.2%
12/31/2011                        2.29               146               334              0.50%             -5.4%
12/31/2010                        2.43               131               319              0.50%             17.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.68                 0   $             0              0.25%              8.1%
12/31/2013                        3.40                 0                 0              0.25%             37.6%
12/31/2012                        2.47                 0                 0              0.25%              5.5%
12/31/2011                        2.34                 0                 0              0.25%             -5.2%
12/31/2010                        2.47                 0                 0              0.25%             17.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.83               532   $         2,039              0.00%              8.4%
12/31/2013                        3.54               725             2,564              0.00%             37.9%
12/31/2012                        2.56               829             2,126              0.00%              5.8%
12/31/2011                        2.42               886             2,148              0.00%             -5.0%
12/31/2010                        2.55               923             2,354              0.00%             17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND T CLASS - 316066794

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       297,096   $       272,364             8,403
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (29)
                                                       ---------------
Net assets                                             $       297,067
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       168,455           115,104   $          1.46
Band 100                                                       128,612            87,403              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $       297,067           202,507
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,160)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,160)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,180
Realized gain distributions                                                                         29,627
Net change in unrealized appreciation (depreciation)                                               (16,327)
                                                                                           ---------------
Net gain (loss)                                                                                     26,480
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,320
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,160)  $             (1,983)
Net realized gain (loss)                                                      13,180                  7,220
Realized gain distributions                                                   29,627                 13,611
Net change in unrealized appreciation (depreciation)                         (16,327)                37,748
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,320                 56,596
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      76,303                 73,912
Cost of units redeemed                                                       (61,560)               (52,034)
Account charges                                                                  (77)                   (75)
                                                                --------------------   --------------------
Increase (decrease)                                                           14,666                 21,803
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,986                 78,399
Net assets, beginning                                                        259,081                180,682
                                                                --------------------   --------------------
Net assets, ending                                              $            297,067   $            259,081
                                                                ====================   ====================

Units sold                                                                   116,108                 65,178
Units redeemed                                                              (106,757)               (49,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,351                 15,865
Units outstanding, beginning                                                 193,156                177,291
                                                                --------------------   --------------------
Units outstanding, ending                                                    202,507                193,156
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            332,151
Cost of units redeemed/account charges                                                             (118,482)
Net investment income (loss)                                                                         (5,198)
Net realized gain (loss)                                                                             20,497
Realized gain distributions                                                                          43,367
Net change in unrealized appreciation (depreciation)                                                 24,732
                                                                                       --------------------
Net assets                                                                             $            297,067
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46               115   $           168              1.25%              9.1%
12/31/2013                        1.34               193               259              1.25%             31.6%
12/31/2012                        1.02               177               181              1.25%              1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                87   $           129              1.00%              9.4%
12/31/2013                        1.35                 0                 0              1.00%             31.9%
12/31/2012                        1.02                 0                 0              1.00%              2.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              9.7%
12/31/2013                        1.35                 0                 0              0.75%             32.3%
12/31/2012                        1.02                 0                 0              0.75%              2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%              9.9%
12/31/2013                        1.35                 0                 0              0.50%             32.6%
12/31/2012                        1.02                 0                 0              0.50%              2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%             10.2%
12/31/2013                        1.36                 0                 0              0.25%             32.9%
12/31/2012                        1.02                 0                 0              0.25%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.00%             10.5%
12/31/2013                        1.36                 0                 0              0.00%             33.3%
12/31/2012                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.3%
      2012          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND T CLASS - 315805408

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       136,188   $       114,935             4,203
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (9)
                                                       ---------------
Net assets                                             $       136,179
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       136,179            51,609   $          2.64
Band 100                                                            --                --              2.71
Band 75                                                             --                --              2.79
Band 50                                                             --                --              2.87
Band 25                                                             --                --              2.95
Band 0                                                              --                --              3.07
                                                       ---------------   ---------------
 Total                                                 $       136,179            51,609
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,418)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,418)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,107
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 9,618
                                                                                           ---------------
Net gain (loss)                                                                                     10,725
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,307
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,418)  $             (1,537)
Net realized gain (loss)                                                       1,107                 27,346
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           9,618                  5,797
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,307                 31,606
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,769                121,985
Cost of units redeemed                                                        (7,052)              (159,595)
Account charges                                                                  (44)                  (370)
                                                                --------------------   --------------------
Increase (decrease)                                                           29,673                (37,980)
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,980                 (6,374)
Net assets, beginning                                                         97,199                103,573
                                                                --------------------   --------------------
Net assets, ending                                              $            136,179   $             97,199
                                                                ====================   ====================

Units sold                                                                    15,303                 56,190
Units redeemed                                                                (3,582)               (71,138)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,721                (14,948)
Units outstanding, beginning                                                  39,888                 54,836
                                                                --------------------   --------------------
Units outstanding, ending                                                     51,609                 39,888
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,007,150
Cost of units redeemed/account charges                                                           (1,032,845)
Net investment income (loss)                                                                        (24,389)
Net realized gain (loss)                                                                             56,499
Realized gain distributions                                                                         108,511
Net change in unrealized appreciation (depreciation)                                                 21,253
                                                                                       --------------------
Net assets                                                                             $            136,179
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64                52   $           136              1.25%              8.3%
12/31/2013                        2.44                40                97              1.25%             29.0%
12/31/2012                        1.89                55               104              1.25%             17.5%
12/31/2011                        1.61                50                80              1.25%             -6.4%
12/31/2010                        1.72               140               241              1.25%             22.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.71                 0   $             0              1.00%              8.6%
12/31/2013                        2.50                 0                 0              1.00%             29.3%
12/31/2012                        1.93                 0                 0              1.00%             17.8%
12/31/2011                        1.64                 0                 0              1.00%             -6.2%
12/31/2010                        1.75                 0                 0              1.00%             22.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.79                 0   $             0              0.75%              8.8%
12/31/2013                        2.57                 0                 0              0.75%             29.7%
12/31/2012                        1.98                 0                 0              0.75%             18.1%
12/31/2011                        1.67                 0                 0              0.75%             -5.9%
12/31/2010                        1.78                 0                 0              0.75%             22.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.87                 0   $             0              0.50%              9.1%
12/31/2013                        2.63                 0                 0              0.50%             30.0%
12/31/2012                        2.02                 0                 0              0.50%             18.4%
12/31/2011                        1.71                 0                 0              0.50%             -5.7%
12/31/2010                        1.81                 0                 0              0.50%             23.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.95                 0   $             0              0.25%              9.4%
12/31/2013                        2.70                 0                 0              0.25%             30.3%
12/31/2012                        2.07                 0                 0              0.25%             18.7%
12/31/2011                        1.75                 0                 0              0.25%             -5.5%
12/31/2010                        1.85                 0                 0              0.25%             23.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.07                 0   $             0              0.00%              9.6%
12/31/2013                        2.80                 0                 0              0.00%             30.6%
12/31/2012                        2.14                 0                 0              0.00%             19.0%
12/31/2011                        1.80                 0                 0              0.00%             -5.2%
12/31/2010                        1.90                 0                 0              0.00%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.4%
      2011          0.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 FIDELITY ADV STRATEGIC DIVIDEND & INCOME FUND T CLASS - 316145705 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.13
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.25%             11.3%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%             11.6%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%             11.9%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%             12.2%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%             12.4%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%             12.7%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR STRATEGIC INCOME FUND A CLASS - 315920850

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        54,227   $        55,439             4,581
                                                                         ===============   ===============
Receivables: investments sold                                      378
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        54,605
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        54,605            48,557   $          1.12
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $        54,605            48,557
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,849
Mortality & expense charges                                                                         (1,731)
                                                                                           ---------------
Net investment income (loss)                                                                         3,118
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,206
Realized gain distributions                                                                            839
Net change in unrealized appreciation (depreciation)                                                 1,339
                                                                                           ---------------
Net gain (loss)                                                                                      5,384
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,502
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,118   $              3,603
Net realized gain (loss)                                                       3,206                 (4,051)
Realized gain distributions                                                      839                  2,307
Net change in unrealized appreciation (depreciation)                           1,339                 (3,772)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,502                 (1,913)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      21,948                 86,923
Cost of units redeemed                                                      (184,116)               (32,985)
Account charges                                                                 (339)                  (516)
                                                                --------------------   --------------------
Increase (decrease)                                                         (162,507)                53,422
                                                                --------------------   --------------------
Net increase (decrease)                                                     (154,005)                51,509
Net assets, beginning                                                        208,610                157,101
                                                                --------------------   --------------------
Net assets, ending                                              $             54,605   $            208,610
                                                                ====================   ====================

Units sold                                                                    19,498                206,716
Units redeemed                                                              (160,593)              (158,228)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (141,095)                48,488
Units outstanding, beginning                                                 189,652                141,164
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,557                189,652
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            265,644
Cost of units redeemed/account charges                                                             (223,918)
Net investment income (loss)                                                                          8,735
Net realized gain (loss)                                                                               (688)
Realized gain distributions                                                                           6,044
Net change in unrealized appreciation (depreciation)                                                 (1,212)
                                                                                       --------------------
Net assets                                                                             $             54,605
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                49   $            55              1.25%              2.2%
12/31/2013                        1.10               190               209              1.25%             -1.2%
12/31/2012                        1.11               141               157              1.25%              9.2%
12/31/2011                        1.02                37                37              1.25%              3.2%
12/31/2010                        0.99                 0                 0              1.25%             -1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%              2.5%
12/31/2013                        1.11                 0                 0              1.00%             -0.9%
12/31/2012                        1.12                 0                 0              1.00%              9.5%
12/31/2011                        1.02                 0                 0              1.00%              3.4%
12/31/2010                        0.99                 0                 0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%              2.7%
12/31/2013                        1.12                 0                 0              0.75%             -0.7%
12/31/2012                        1.13                 0                 0              0.75%              9.7%
12/31/2011                        1.03                 0                 0              0.75%              3.7%
12/31/2010                        0.99                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%              3.0%
12/31/2013                        1.13                 0                 0              0.50%             -0.4%
12/31/2012                        1.13                 0                 0              0.50%             10.0%
12/31/2011                        1.03                 0                 0              0.50%              3.9%
12/31/2010                        0.99                 0                 0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              3.3%
12/31/2013                        1.14                 0                 0              0.25%             -0.2%
12/31/2012                        1.14                 0                 0              0.25%             10.3%
12/31/2011                        1.03                 0                 0              0.25%              4.2%
12/31/2010                        0.99                 0                 0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              3.5%
12/31/2013                        1.14                 0                 0              0.00%              0.1%
12/31/2012                        1.14                 0                 0              0.00%             10.6%
12/31/2011                        1.03                 0                 0              0.00%              4.5%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.7%
      2013          3.1%
      2012          2.6%
      2011          2.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR TOTAL BOND FUND I CLASS - 31617K832

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       160,385   $       161,315            15,810
                                                                         ===============   ===============
Receivables: investments sold                                    8,157
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       168,542
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       167,090           160,829   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                           1,452             1,378              1.05
                                                       ---------------   ---------------
 Total                                                 $       168,542           162,207
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           519
Mortality & expense charges                                                                           (233)
                                                                                           ---------------
Net investment income (loss)                                                                           286
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                            239
Net change in unrealized appreciation (depreciation)                                                  (930)
                                                                                           ---------------
Net gain (loss)                                                                                       (691)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (405)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                286   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                      239                     --
Net change in unrealized appreciation (depreciation)                            (930)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (405)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     168,955                     --
Cost of units redeemed                                                            (1)                    --
Account charges                                                                   (7)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          168,947                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      168,542                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            168,542   $                 --
                                                                ====================   ====================

Units sold                                                                   162,215                     --
Units redeemed                                                                    (8)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      162,207                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    162,207                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            168,955
Cost of units redeemed/account charges                                                                   (8)
Net investment income (loss)                                                                            286
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                             239
Net change in unrealized appreciation (depreciation)                                                   (930)
                                                                                       --------------------
Net assets                                                                             $            168,542
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04               161   $           167              1.25%              4.2%
12/31/2013                        1.00                 0                 0              0.00%             -0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              4.5%
12/31/2013                        1.00                 0                 0              0.00%             -0.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              4.7%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              5.0%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              5.2%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 1   $             1              0.00%              5.5%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR TOTAL BOND FUND T CLASS - 31617K840

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        47,361   $        47,453             4,443
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        47,364
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        47,364            45,730   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $        47,364            45,730
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           144
Mortality & expense charges                                                                            (72)
                                                                                           ---------------
Net investment income (loss)                                                                            72
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                             70
Net change in unrealized appreciation (depreciation)                                                   (92)
                                                                                           ---------------
Net gain (loss)                                                                                        (24)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            48
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 72   $                 --
Net realized gain (loss)                                                          (2)                    --
Realized gain distributions                                                       70                     --
Net change in unrealized appreciation (depreciation)                             (92)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 48                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      47,628                     --
Cost of units redeemed                                                          (298)                    --
Account charges                                                                  (14)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           47,316                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       47,364                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             47,364   $                 --
                                                                ====================   ====================

Units sold                                                                    46,032                     --
Units redeemed                                                                  (302)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,730                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     45,730                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             47,628
Cost of units redeemed/account charges                                                                 (312)
Net investment income (loss)                                                                             72
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                              70
Net change in unrealized appreciation (depreciation)                                                    (92)
                                                                                       --------------------
Net assets                                                                             $             47,364
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                46   $            47              1.25%              3.9%
12/31/2013                        1.00                 0                 0              0.00%             -0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              4.2%
12/31/2013                        1.00                 0                 0              0.00%             -0.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              4.4%
12/31/2013                        1.00                 0                 0              0.00%             -0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              4.7%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              4.9%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              5.2%
12/31/2013                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR VALUE FUND T CLASS - 315916734 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.38
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              1.25%              9.6%
12/31/2013                        1.26                 0                 0              1.25%             34.3%
12/31/2012                        0.94                 0                 0              1.25%             19.3%
12/31/2011                        0.79                 0                 0              1.25%             -8.5%
12/31/2010                        0.86                 0                 0              1.25%             19.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              1.00%              9.9%
12/31/2013                        1.28                 0                 0              1.00%             34.6%
12/31/2012                        0.95                 0                 0              1.00%             19.6%
12/31/2011                        0.80                 0                 0              1.00%             -8.3%
12/31/2010                        0.87                 0                 0              1.00%             20.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%             10.1%
12/31/2013                        1.30                 0                 0              0.75%             34.9%
12/31/2012                        0.96                 0                 0              0.75%             19.9%
12/31/2011                        0.80                 0                 0              0.75%             -8.0%
12/31/2010                        0.87                 0                 0              0.75%             20.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%             10.4%
12/31/2013                        1.32                 0                 0              0.50%             35.3%
12/31/2012                        0.98                 0                 0              0.50%             20.2%
12/31/2011                        0.81                 0                 0              0.50%             -7.8%
12/31/2010                        0.88                 0                 0              0.50%             20.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.25%             10.7%
12/31/2013                        1.34                 0                 0              0.25%             35.6%
12/31/2012                        0.99                 0                 0              0.25%             20.5%
12/31/2011                        0.82                 0                 0              0.25%             -7.6%
12/31/2010                        0.89                 0                 0              0.25%             21.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%             11.0%
12/31/2013                        1.36                 0                 0              0.00%             35.9%
12/31/2012                        1.00                 0                 0              0.00%             20.8%
12/31/2011                        0.83                 0                 0              0.00%             -7.3%
12/31/2010                        0.90                 0                 0              0.00%             21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                FIDELITY ADVISOR VALUE FUND A CLASS - 315916767

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,612   $         2,976               164
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         3,613
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,613             2,566   $          1.41
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $         3,613             2,566
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             7
Mortality & expense charges                                                                            (47)
                                                                                           ---------------
Net investment income (loss)                                                                           (40)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,040
Realized gain distributions                                                                              3
Net change in unrealized appreciation (depreciation)                                                  (690)
                                                                                           ---------------
Net gain (loss)                                                                                        353
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           313
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (40)  $                (37)
Net realized gain (loss)                                                       1,040                     10
Realized gain distributions                                                        3                     10
Net change in unrealized appreciation (depreciation)                            (690)                 1,083
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                313                  1,066
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,062                  1,133
Cost of units redeemed                                                        (3,556)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,494)                 1,133
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,181)                 2,199
Net assets, beginning                                                          4,794                  2,595
                                                                --------------------   --------------------
Net assets, ending                                              $              3,613   $              4,794
                                                                ====================   ====================

Units sold                                                                     1,568                  1,015
Units redeemed                                                                (2,743)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,175)                 1,015
Units outstanding, beginning                                                   3,741                  2,726
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,566                  3,741
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $              5,542
Cost of units redeemed/account charges                                                               (3,556)
Net investment income (loss)                                                                            (72)
Net realized gain (loss)                                                                              1,050
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                    636
                                                                                       --------------------
Net assets                                                                             $              3,613
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 3   $             4              1.25%              9.9%
12/31/2013                        1.28                 4                 5              1.25%             34.6%
12/31/2012                        0.95                 3                 3              1.25%             19.6%
12/31/2011                        0.80                 0                 0              1.25%             -8.3%
12/31/2010                        0.87                 0                 0              1.25%             20.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              1.00%             10.2%
12/31/2013                        1.30                 0                 0              1.00%             35.0%
12/31/2012                        0.96                 0                 0              1.00%             19.9%
12/31/2011                        0.80                 0                 0              1.00%             -8.0%
12/31/2010                        0.87                 0                 0              1.00%             20.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%             10.4%
12/31/2013                        1.32                 0                 0              0.75%             35.3%
12/31/2012                        0.98                 0                 0              0.75%             20.2%
12/31/2011                        0.81                 0                 0              0.75%             -7.8%
12/31/2010                        0.88                 0                 0              0.75%             20.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%             10.7%
12/31/2013                        1.34                 0                 0              0.50%             35.6%
12/31/2012                        0.99                 0                 0              0.50%             20.5%
12/31/2011                        0.82                 0                 0              0.50%             -7.6%
12/31/2010                        0.89                 0                 0              0.50%             21.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.25%             11.0%
12/31/2013                        1.36                 0                 0              0.25%             36.0%
12/31/2012                        1.00                 0                 0              0.25%             20.8%
12/31/2011                        0.83                 0                 0              0.25%             -7.3%
12/31/2010                        0.90                 0                 0              0.25%             21.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%             11.3%
12/31/2013                        1.38                 0                 0              0.00%             36.3%
12/31/2012                        1.02                 0                 0              0.00%             21.1%
12/31/2011                        0.84                 0                 0              0.00%             -7.1%
12/31/2010                        0.90                 0                 0              0.00%             21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.2%
      2012          1.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,411,001   $    26,314,404         1,773,970
                                                                         ===============   ===============
Receivables: investments sold                                   12,590
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    30,423,591
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,423,591         9,480,841   $          3.21
Band 100                                                            --                --              3.30
Band 75                                                             --                --              3.39
Band 50                                                             --                --              3.49
Band 25                                                             --                --              3.59
Band 0                                                              --                --              4.21
                                                       ---------------   ---------------
 Total                                                 $    30,423,591         9,480,841
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       461,092
Mortality & expense charges                                                                       (394,407)
                                                                                           ---------------
Net investment income (loss)                                                                        66,685
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           977,674
Realized gain distributions                                                                      1,477,069
Net change in unrealized appreciation (depreciation)                                            (1,115,201)
                                                                                           ---------------
Net gain (loss)                                                                                  1,339,542
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,406,227
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             66,685   $             99,019
Net realized gain (loss)                                                     977,674                612,950
Realized gain distributions                                                1,477,069                 78,606
Net change in unrealized appreciation (depreciation)                      (1,115,201)             3,555,431
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,406,227              4,346,006
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,170,143              3,451,550
Cost of units redeemed                                                    (6,644,771)            (6,084,100)
Account charges                                                               (7,970)               (10,703)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,482,598)            (2,643,253)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,076,371)             1,702,753
Net assets, beginning                                                     33,499,962             31,797,209
                                                                --------------------   --------------------
Net assets, ending                                              $         30,423,591   $         33,499,962
                                                                ====================   ====================

Units sold                                                                   761,500              1,472,966
Units redeemed                                                            (2,191,856)            (2,396,217)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,430,356)              (923,251)
Units outstanding, beginning                                              10,911,197             11,834,448
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,480,841             10,911,197
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $        242,152,461
Cost of units redeemed/account charges                                                         (262,541,143)
Net investment income (loss)                                                                     39,974,560
Net realized gain (loss)                                                                         (3,915,558)
Realized gain distributions                                                                      10,656,674
Net change in unrealized appreciation (depreciation)                                              4,096,597
                                                                                       --------------------
Net assets                                                                             $         30,423,591
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.21             9,481   $        30,424              1.25%              4.5%
12/31/2013                        3.07            10,911            33,500              1.25%             14.3%
12/31/2012                        2.69            11,834            31,797              1.25%             11.1%
12/31/2011                        2.42            12,832            31,038              1.25%             -3.8%
12/31/2010                        2.51            13,586            34,148              1.25%             12.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.30                 0   $             0              1.00%              4.8%
12/31/2013                        3.15                 0                 0              1.00%             14.6%
12/31/2012                        2.75                 0                 0              1.00%             11.4%
12/31/2011                        2.47                 0                 0              1.00%             -3.5%
12/31/2010                        2.56                 0                 0              1.00%             13.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.39                 0   $             0              0.75%              5.0%
12/31/2013                        3.23                 0                 0              0.75%             14.8%
12/31/2012                        2.81                 0                 0              0.75%             11.6%
12/31/2011                        2.52                 0                 0              0.75%             -3.3%
12/31/2010                        2.61                 0                 0              0.75%             13.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.49                 0   $             0              0.50%              5.3%
12/31/2013                        3.32                 0                 0              0.50%             15.1%
12/31/2012                        2.88                 0                 0              0.50%             11.9%
12/31/2011                        2.57                 0                 0              0.50%             -3.0%
12/31/2010                        2.65                 0                 0              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.59                 0   $             0              0.25%              5.6%
12/31/2013                        3.40                 0                 0              0.25%             15.4%
12/31/2012                        2.95                 0                 0              0.25%             12.2%
12/31/2011                        2.63                 0                 0              0.25%             -2.8%
12/31/2010                        2.70                 0                 0              0.25%             14.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.21                 0   $             0              0.00%              5.8%
12/31/2013                        3.98                 0                 0              0.00%             15.7%
12/31/2012                        3.44                 0                 0              0.00%             12.5%
12/31/2011                        3.05                 0                 0              0.00%             -2.6%
12/31/2010                        3.13                 0                 0              0.00%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.6%
      2012          1.5%
      2011          2.0%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   157,648,490   $   111,656,422         4,221,878
                                                                         ===============   ===============
Receivables: investments sold                                   80,896
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   157,729,386
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   157,189,188        25,086,174   $          6.27
Band 100                                                            --                --              6.44
Band 75                                                             --                --              6.63
Band 50                                                             --                --              6.82
Band 25                                                             --                --              7.01
Band 0                                                         540,198            67,351              8.02
                                                       ---------------   ---------------
 Total                                                 $   157,729,386        25,153,525
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     1,465,305
Mortality & expense charges                                                                     (1,944,245)
                                                                                           ---------------
Net investment income (loss)                                                                      (478,940)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         6,943,961
Realized gain distributions                                                                      3,074,267
Net change in unrealized appreciation (depreciation)                                             6,139,904
                                                                                           ---------------
Net gain (loss)                                                                                 16,158,132
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    15,679,192
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (478,940)  $           (294,771)
Net realized gain (loss)                                                   6,943,961              2,050,226
Realized gain distributions                                                3,074,267                 40,740
Net change in unrealized appreciation (depreciation)                       6,139,904             36,192,024
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         15,679,192             37,988,219
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  20,435,061              9,676,330
Cost of units redeemed                                                   (36,916,361)           (25,688,573)
Account charges                                                              (28,597)               (30,199)
                                                                --------------------   --------------------
Increase (decrease)                                                      (16,509,897)           (16,042,442)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (830,705)            21,945,777
Net assets, beginning                                                    158,560,091            136,614,314
                                                                --------------------   --------------------
Net assets, ending                                              $        157,729,386   $        158,560,091
                                                                ====================   ====================

Units sold                                                                 3,995,802              3,538,947
Units redeemed                                                            (6,805,092)            (6,818,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,809,290)            (3,279,615)
Units outstanding, beginning                                              27,962,815             31,242,430
                                                                --------------------   --------------------
Units outstanding, ending                                                 25,153,525             27,962,815
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $        358,961,536
Cost of units redeemed/account charges                                                         (321,734,646)
Net investment income (loss)                                                                      5,332,176
Net realized gain (loss)                                                                         17,738,542
Realized gain distributions                                                                      51,439,710
Net change in unrealized appreciation (depreciation)                                             45,992,068
                                                                                       --------------------
Net assets                                                                             $        157,729,386
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.27            25,086   $       157,189              1.25%             10.6%
12/31/2013                        5.67            27,915           158,220              1.25%             29.7%
12/31/2012                        4.37            31,205           136,412              1.25%             15.0%
12/31/2011                        3.80            32,359           123,040              1.25%             -3.7%
12/31/2010                        3.95            32,560           128,607              1.25%             15.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.44                 0   $             0              1.00%             10.8%
12/31/2013                        5.81                 0                 0              1.00%             30.0%
12/31/2012                        4.47                 0                 0              1.00%             15.3%
12/31/2011                        3.88                 0                 0              1.00%             -3.5%
12/31/2010                        4.02                 0                 0              1.00%             16.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.63                 0   $             0              0.75%             11.1%
12/31/2013                        5.97                 0                 0              0.75%             30.3%
12/31/2012                        4.58                 0                 0              0.75%             15.5%
12/31/2011                        3.96                 0                 0              0.75%             -3.3%
12/31/2010                        4.10                 0                 0              0.75%             16.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.82                 0   $             0              0.50%             11.4%
12/31/2013                        6.12                 0                 0              0.50%             30.6%
12/31/2012                        4.69                 0                 0              0.50%             15.8%
12/31/2011                        4.04                 0                 0              0.50%             -3.0%
12/31/2010                        4.17                 0                 0              0.50%             16.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.01                 0   $             0              0.25%             11.7%
12/31/2013                        6.28                 0                 0              0.25%             31.0%
12/31/2012                        4.80                 0                 0              0.25%             16.1%
12/31/2011                        4.13                 0                 0              0.25%             -2.8%
12/31/2010                        4.25                 0                 0              0.25%             16.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.02                67   $           540              0.00%             11.9%
12/31/2013                        7.16                47               340              0.00%             31.3%
12/31/2012                        5.46                37               203              0.00%             16.4%
12/31/2011                        4.69                 0                 0              0.00%             -2.5%
12/31/2010                        4.81                 0                 0              0.00%             17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.0%
      2012          1.4%
      2011          1.0%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,435,805   $    14,229,266           640,239
                                                                         ===============   ===============
Receivables: investments sold                                  102,796
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,538,601
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,538,601         4,065,814   $          3.82
Band 100                                                            --                --              3.93
Band 75                                                             --                --              4.04
Band 50                                                             --                --              4.16
Band 25                                                             --                --              4.28
Band 0                                                              --                --              4.89
                                                       ---------------   ---------------
 Total                                                 $    15,538,601         4,065,814
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       433,615
Mortality & expense charges                                                                       (195,913)
                                                                                           ---------------
Net investment income (loss)                                                                       237,702
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           185,655
Realized gain distributions                                                                        214,193
Net change in unrealized appreciation (depreciation)                                               479,878
                                                                                           ---------------
Net gain (loss)                                                                                    879,726
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,117,428
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            237,702   $            177,439
Net realized gain (loss)                                                     185,655                 46,195
Realized gain distributions                                                  214,193                915,200
Net change in unrealized appreciation (depreciation)                         479,878              1,992,886
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,117,428              3,131,720
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,319,401              3,753,968
Cost of units redeemed                                                    (2,996,715)            (3,559,843)
Account charges                                                               (4,173)                (4,164)
                                                                --------------------   --------------------
Increase (decrease)                                                         (681,487)               189,961
                                                                --------------------   --------------------
Net increase (decrease)                                                      435,941              3,321,681
Net assets, beginning                                                     15,102,660             11,780,979
                                                                --------------------   --------------------
Net assets, ending                                              $         15,538,601   $         15,102,660
                                                                ====================   ====================

Units sold                                                                   657,702              1,175,126
Units redeemed                                                              (834,784)            (1,120,890)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (177,082)                54,236
Units outstanding, beginning                                               4,242,896              4,188,660
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,065,814              4,242,896
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         85,660,247
Cost of units redeemed/account charges                                                          (85,221,940)
Net investment income (loss)                                                                      6,738,636
Net realized gain (loss)                                                                         (2,071,172)
Realized gain distributions                                                                       9,226,291
Net change in unrealized appreciation (depreciation)                                              1,206,539
                                                                                       --------------------
Net assets                                                                             $         15,538,601
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.82             4,066   $        15,539              1.25%              7.4%
12/31/2013                        3.56             4,243            15,103              1.25%             26.6%
12/31/2012                        2.81             4,189            11,781              1.25%             15.8%
12/31/2011                        2.43             4,723            11,468              1.25%             -0.3%
12/31/2010                        2.43             5,386            13,112              1.25%             13.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.93                 0   $             0              1.00%              7.6%
12/31/2013                        3.65                 0                 0              1.00%             26.9%
12/31/2012                        2.88                 0                 0              1.00%             16.1%
12/31/2011                        2.48                 0                 0              1.00%              0.0%
12/31/2010                        2.48                 0                 0              1.00%             14.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.04                 0   $             0              0.75%              7.9%
12/31/2013                        3.75                 0                 0              0.75%             27.2%
12/31/2012                        2.95                 0                 0              0.75%             16.4%
12/31/2011                        2.53                 0                 0              0.75%              0.2%
12/31/2010                        2.52                 0                 0              0.75%             14.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.16                 0   $             0              0.50%              8.2%
12/31/2013                        3.84                 0                 0              0.50%             27.5%
12/31/2012                        3.01                 0                 0              0.50%             16.7%
12/31/2011                        2.58                 0                 0              0.50%              0.5%
12/31/2010                        2.57                 0                 0              0.50%             14.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.28                 0   $             0              0.25%              8.4%
12/31/2013                        3.94                 0                 0              0.25%             27.8%
12/31/2012                        3.09                 0                 0              0.25%             17.0%
12/31/2011                        2.64                 0                 0              0.25%              0.7%
12/31/2010                        2.62                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.89                 0   $             0              0.00%              8.7%
12/31/2013                        4.50                 0                 0              0.00%             28.1%
12/31/2012                        3.51                 0                 0              0.00%             17.3%
12/31/2011                        2.99                 0                 0              0.00%              1.0%
12/31/2010                        2.96                 0                 0              0.00%             15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          2.6%
      2012          3.1%
      2011          2.4%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    49,285,944   $    26,635,413           776,399
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (103)
                                                       ---------------
Net assets                                             $    49,285,841
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    49,285,841        10,315,898   $          4.78
Band 100                                                            --                --              4.91
Band 75                                                             --                --              5.05
Band 50                                                             --                --              5.20
Band 25                                                             --                --              5.35
Band 0                                                              --                --              6.26
                                                       ---------------   ---------------
 Total                                                 $    49,285,841        10,315,898
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        90,721
Mortality & expense charges                                                                       (611,961)
                                                                                           ---------------
Net investment income (loss)                                                                      (521,240)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,390,355
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,659,639
                                                                                           ---------------
Net gain (loss)                                                                                  5,049,994
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,528,754
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (521,240)  $           (433,965)
Net realized gain (loss)                                                   3,390,355              2,468,542
Realized gain distributions                                                       --                 30,612
Net change in unrealized appreciation (depreciation)                       1,659,639             11,404,085
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,528,754             13,469,274
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,128,315              1,792,102
Cost of units redeemed                                                    (9,170,942)            (8,765,829)
Account charges                                                              (13,685)               (16,788)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,056,312)            (6,990,515)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (527,558)             6,478,759
Net assets, beginning                                                     49,813,399             43,334,640
                                                                --------------------   --------------------
Net assets, ending                                              $         49,285,841   $         49,813,399
                                                                ====================   ====================

Units sold                                                                   933,930                697,706
Units redeemed                                                            (2,078,129)            (2,660,992)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,144,199)            (1,963,286)
Units outstanding, beginning                                              11,460,097             13,423,383
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,315,898             11,460,097
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $        476,851,695
Cost of units redeemed/account charges                                                         (479,013,676)
Net investment income (loss)                                                                     22,941,371
Net realized gain (loss)                                                                         (4,793,521)
Realized gain distributions                                                                      10,649,441
Net change in unrealized appreciation (depreciation)                                             22,650,531
                                                                                       --------------------
Net assets                                                                             $         49,285,841
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.78            10,316   $        49,286              1.25%              9.9%
12/31/2013                        4.35            11,460            49,813              1.25%             34.6%
12/31/2012                        3.23            13,423            43,335              1.25%             13.3%
12/31/2011                        2.85            14,924            42,538              1.25%             -1.0%
12/31/2010                        2.88            15,922            45,860              1.25%             22.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.91                 0   $             0              1.00%             10.2%
12/31/2013                        4.46                 0                 0              1.00%             35.0%
12/31/2012                        3.30                 0                 0              1.00%             13.5%
12/31/2011                        2.91                 0                 0              1.00%             -0.8%
12/31/2010                        2.93                 0                 0              1.00%             22.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.05                 0   $             0              0.75%             10.5%
12/31/2013                        4.58                 0                 0              0.75%             35.3%
12/31/2012                        3.38                 0                 0              0.75%             13.8%
12/31/2011                        2.97                 0                 0              0.75%             -0.5%
12/31/2010                        2.99                 0                 0              0.75%             23.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.20                 0   $             0              0.50%             10.7%
12/31/2013                        4.69                 0                 0              0.50%             35.7%
12/31/2012                        3.46                 0                 0              0.50%             14.1%
12/31/2011                        3.03                 0                 0              0.50%             -0.3%
12/31/2010                        3.04                 0                 0              0.50%             23.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.35                 0   $             0              0.25%             11.0%
12/31/2013                        4.82                 0                 0              0.25%             36.0%
12/31/2012                        3.54                 0                 0              0.25%             14.4%
12/31/2011                        3.10                 0                 0              0.25%              0.0%
12/31/2010                        3.10                 0                 0              0.25%             23.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.26                 0   $             0              0.00%             11.3%
12/31/2013                        5.63                 0                 0              0.00%             36.3%
12/31/2012                        4.13                 0                 0              0.00%             14.7%
12/31/2011                        3.60                 0                 0              0.00%              0.2%
12/31/2010                        3.59                 0                 0              0.00%             24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.3%
      2012          0.6%
      2011          0.4%
      2010          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,655,089   $     7,842,267         1,387,452
                                                                         ===============   ===============
Receivables: investments sold                                    3,646
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,658,735
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,658,735         3,000,844   $          2.55
Band 100                                                            --                --              2.62
Band 75                                                             --                --              2.70
Band 50                                                             --                --              2.78
Band 25                                                             --                --              2.86
Band 0                                                              --                --              3.35
                                                       ---------------   ---------------
 Total                                                 $     7,658,735         3,000,844
                                                      ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       452,719
Mortality & expense charges                                                                       (107,204)
                                                                                           ---------------
Net investment income (loss)                                                                       345,515
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           333,011
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (642,132)
                                                                                           ---------------
Net gain (loss)                                                                                   (309,121)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,394
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            345,515   $            514,186
Net realized gain (loss)                                                     333,011                205,950
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (642,132)              (207,130)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,394                513,006
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,534,662              2,146,883
Cost of units redeemed                                                    (5,692,056)            (2,601,778)
Account charges                                                               (3,218)                (2,690)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,160,612)              (457,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,124,218)                55,421
Net assets, beginning                                                     11,782,953             11,727,532
                                                                --------------------   --------------------
Net assets, ending                                              $          7,658,735   $         11,782,953
                                                                ====================   ====================

Units sold                                                                   600,953                915,149
Units redeemed                                                            (2,212,238)            (1,106,057)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,611,285)              (190,908)
Units outstanding, beginning                                               4,612,129              4,803,037
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,000,844              4,612,129
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        116,103,452
Cost of units redeemed/account charges                                                         (119,273,918)
Net investment income (loss)                                                                     21,465,012
Net realized gain (loss)                                                                        (10,448,633)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (187,178)
                                                                                       --------------------
Net assets                                                                             $          7,658,735
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.55             3,001   $         7,659              1.25%             -0.1%
12/31/2013                        2.55             4,612            11,783              1.25%              4.6%
12/31/2012                        2.44             4,803            11,728              1.25%             12.8%
12/31/2011                        2.16             5,140            11,126              1.25%              2.7%
12/31/2010                        2.11             6,373            13,427              1.25%             12.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.62                 0   $             0              1.00%              0.1%
12/31/2013                        2.62                 0                 0              1.00%              4.9%
12/31/2012                        2.50                 0                 0              1.00%             13.1%
12/31/2011                        2.21                 0                 0              1.00%              3.0%
12/31/2010                        2.15                 0                 0              1.00%             12.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.70                 0   $             0              0.75%              0.4%
12/31/2013                        2.69                 0                 0              0.75%              5.2%
12/31/2012                        2.56                 0                 0              0.75%             13.4%
12/31/2011                        2.26                 0                 0              0.75%              3.3%
12/31/2010                        2.18                 0                 0              0.75%             13.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.78                 0   $             0              0.50%              0.7%
12/31/2013                        2.76                 0                 0              0.50%              5.4%
12/31/2012                        2.62                 0                 0              0.50%             13.7%
12/31/2011                        2.30                 0                 0              0.50%              3.5%
12/31/2010                        2.22                 0                 0              0.50%             13.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.86                 0   $             0              0.25%              0.9%
12/31/2013                        2.83                 0                 0              0.25%              5.7%
12/31/2012                        2.68                 0                 0              0.25%             13.9%
12/31/2011                        2.35                 0                 0              0.25%              3.8%
12/31/2010                        2.27                 0                 0              0.25%             13.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.35                 0   $             0              0.00%              1.2%
12/31/2013                        3.31                 0                 0              0.00%              5.9%
12/31/2012                        3.12                 0                 0              0.00%             14.2%
12/31/2011                        2.73                 0                 0              0.00%              4.0%
12/31/2010                        2.63                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.7%
      2013          5.6%
      2012          5.8%
      2011          6.3%
      2010          7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,752,798   $    10,991,445           578,380
                                                                         ===============   ===============
Receivables: investments sold                                   62,907
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,815,705
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,808,555         4,140,465   $          2.61
Band 100                                                            --                --              2.68
Band 75                                                             --                --              2.76
Band 50                                                             --                --              2.84
Band 25                                                             --                --              2.92
Band 0                                                           7,150             2,089              3.42
                                                       ---------------   ---------------
 Total                                                 $    10,815,705         4,142,554
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       152,695
Mortality & expense charges                                                                       (146,943)
                                                                                           ---------------
Net investment income (loss)                                                                         5,752
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           269,541
Realized gain distributions                                                                          3,070
Net change in unrealized appreciation (depreciation)                                            (1,439,372)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,166,761)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,161,009)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,752   $             18,081
Net realized gain (loss)                                                     269,541               (187,637)
Realized gain distributions                                                    3,070                 43,850
Net change in unrealized appreciation (depreciation)                      (1,439,372)             3,057,963
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,161,009)             2,932,257
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,823,883              1,742,070
Cost of units redeemed                                                    (3,411,960)            (2,228,306)
Account charges                                                               (6,386)                (6,113)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,594,463)              (492,349)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,755,472)             2,439,908
Net assets, beginning                                                     13,571,177             11,131,269
                                                                --------------------   --------------------
Net assets, ending                                              $         10,815,705   $         13,571,177
                                                                ====================   ====================

Units sold                                                                   664,597                678,761
Units redeemed                                                            (1,241,505)              (945,777)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (576,908)              (267,016)
Units outstanding, beginning                                               4,719,462              4,986,478
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,142,554              4,719,462
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        447,436,357
Cost of units redeemed/account charges                                                         (454,917,909)
Net investment income (loss)                                                                      5,760,932
Net realized gain (loss)                                                                          5,788,815
Realized gain distributions                                                                       6,986,157
Net change in unrealized appreciation (depreciation)                                               (238,647)
                                                                                       --------------------
Net assets                                                                             $         10,815,705
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.61             4,140   $        10,809              1.25%             -9.2%
12/31/2013                        2.88             4,719            13,571              1.25%             28.8%
12/31/2012                        2.23             4,986            11,131              1.25%             19.2%
12/31/2011                        1.87             6,020            11,270              1.25%            -18.2%
12/31/2010                        2.29             6,442            14,741              1.25%             11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.68                 0   $             0              1.00%             -9.0%
12/31/2013                        2.95                 0                 0              1.00%             29.1%
12/31/2012                        2.28                 0                 0              1.00%             19.5%
12/31/2011                        1.91                 0                 0              1.00%            -18.0%
12/31/2010                        2.33                 0                 0              1.00%             12.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76                 0   $             0              0.75%             -8.8%
12/31/2013                        3.03                 0                 0              0.75%             29.5%
12/31/2012                        2.34                 0                 0              0.75%             19.8%
12/31/2011                        1.95                 0                 0              0.75%            -17.8%
12/31/2010                        2.37                 0                 0              0.75%             12.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.84                 0   $             0              0.50%             -8.5%
12/31/2013                        3.11                 0                 0              0.50%             29.8%
12/31/2012                        2.39                 0                 0              0.50%             20.1%
12/31/2011                        1.99                 0                 0              0.50%            -17.6%
12/31/2010                        2.42                 0                 0              0.50%             12.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.92                 0   $             0              0.25%             -8.3%
12/31/2013                        3.19                 0                 0              0.25%             30.1%
12/31/2012                        2.45                 0                 0              0.25%             20.4%
12/31/2011                        2.03                 0                 0              0.25%            -17.4%
12/31/2010                        2.46                 0                 0              0.25%             12.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.42                 2   $             7              0.00%             -8.1%
12/31/2013                        3.72                 0                 0              0.00%             30.4%
12/31/2012                        2.85                 0                 0              0.00%             20.7%
12/31/2011                        2.36                 0                 0              0.00%            -17.2%
12/31/2010                        2.85                 0                 0              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.3%
      2012          1.9%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  NUVEEN MID CAP VALUE FUND A CLASS - 670678853

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       157,293   $       142,307             4,419
                                                                         ===============   ===============
Receivables: investments sold                                      116
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       157,409
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,409           106,868   $          1.47
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $       157,409           106,868
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,306
Mortality & expense charges                                                                         (1,140)
                                                                                           ---------------
Net investment income (loss)                                                                           166
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               431
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 7,768
                                                                                           ---------------
Net gain (loss)                                                                                      8,199
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,365
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                166    $              (126)
Net realized gain (loss)                                                         431                    201
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           7,768                  6,883
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,365                  6,958
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     114,243                 20,027
Cost of units redeemed                                                          (795)                  (699)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          113,448                 19,328
                                                                --------------------   --------------------
Net increase (decrease)                                                      121,813                 26,286
Net assets, beginning                                                         35,596                  9,310
                                                                --------------------   --------------------
Net assets, ending                                              $            157,409   $             35,596
                                                                ====================   ====================

Units sold                                                                    81,302                 17,280
Units redeemed                                                                  (551)                  (518)
                                                                --------------------   --------------------
Net increase (decrease)                                                       80,751                 16,762
Units outstanding, beginning                                                  26,117                  9,355
                                                                --------------------   --------------------
Units outstanding, ending                                                    106,868                 26,117
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            303,080
Cost of units redeemed/account charges                                                             (154,197)
Net investment income (loss)                                                                         (1,226)
Net realized gain (loss)                                                                             (5,234)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 14,986
                                                                                       --------------------
Net assets                                                                             $            157,409
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47               107   $           157              1.25%              8.1%
12/31/2013                        1.36                26                36              1.25%             37.0%
12/31/2012                        1.00                 9                 9              1.25%              8.6%
12/31/2011                        0.92               103                94              1.25%             -8.6%
12/31/2010                        1.00                94                95              1.25%             19.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              1.00%              8.3%
12/31/2013                        1.39                 0                 0              1.00%             37.3%
12/31/2012                        1.01                 0                 0              1.00%              8.8%
12/31/2011                        0.93                 0                 0              1.00%             -8.3%
12/31/2010                        1.01                 0                 0              1.00%             19.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              8.6%
12/31/2013                        1.41                 0                 0              0.75%             37.6%
12/31/2012                        1.03                 0                 0              0.75%              9.1%
12/31/2011                        0.94                 0                 0              0.75%             -8.1%
12/31/2010                        1.02                 0                 0              0.75%             19.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.50%              8.9%
12/31/2013                        1.44                 0                 0              0.50%             38.0%
12/31/2012                        1.04                 0                 0              0.50%              9.4%
12/31/2011                        0.95                 0                 0              0.50%             -7.9%
12/31/2010                        1.03                 0                 0              0.50%             19.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              9.2%
12/31/2013                        1.46                 0                 0              0.25%             38.3%
12/31/2012                        1.06                 0                 0              0.25%              9.7%
12/31/2011                        0.97                 0                 0              0.25%             -7.6%
12/31/2010                        1.05                 0                 0              0.25%             20.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.00%              9.4%
12/31/2013                        1.49                 0                 0              0.00%             38.7%
12/31/2012                        1.08                 0                 0              0.00%              9.9%
12/31/2011                        0.98                 0                 0              0.00%             -7.4%
12/31/2010                        1.06                 0                 0              0.00%             20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          0.8%
      2012          0.2%
      2011          0.6%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND R3 CLASS - 670690882

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,333   $         9,897               320
                                                                         ===============   ===============
Receivables: investments sold                                       18
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        11,351
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        11,351             7,865   $          1.44
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $        11,351             7,865
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            67
Mortality & expense charges                                                                           (111)
                                                                                           ---------------
Net investment income (loss)                                                                           (44)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                92
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   690
                                                                                           ---------------
Net gain (loss)                                                                                        782
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           738
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (44)  $                (12)
Net realized gain (loss)                                                          92                     28
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             690                    729
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                738                    745
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,397                  5,002
Cost of units redeemed                                                          (569)                  (113)
Account charges                                                                   (3)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            3,825                  4,889
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,563                  5,634
Net assets, beginning                                                          6,788                  1,154
                                                                --------------------   --------------------
Net assets, ending                                              $             11,351   $              6,788
                                                                ====================   ====================

Units sold                                                                     3,200                  3,979
Units redeemed                                                                  (406)                   (86)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,794                  3,893
Units outstanding, beginning                                                   5,071                  1,178
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,865                  5,071
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             63,594
Cost of units redeemed/account charges                                                              (70,268)
Net investment income (loss)                                                                           (871)
Net realized gain (loss)                                                                             17,460
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,436
                                                                                       --------------------
Net assets                                                                             $             11,351
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 8   $            11              1.25%              7.8%
12/31/2013                        1.34                 5                 7              1.25%             36.6%
12/31/2012                        0.98                 1                 1              1.25%              8.3%
12/31/2011                        0.90                16                15              1.25%             -8.8%
12/31/2010                        0.99                58                57              1.25%             18.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%              8.1%
12/31/2013                        1.36                 0                 0              1.00%             36.9%
12/31/2012                        1.00                 0                 0              1.00%              8.6%
12/31/2011                        0.92                 0                 0              1.00%             -8.6%
12/31/2010                        1.00                 0                 0              1.00%             19.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%              8.4%
12/31/2013                        1.39                 0                 0              0.75%             37.3%
12/31/2012                        1.01                 0                 0              0.75%              8.8%
12/31/2011                        0.93                 0                 0              0.75%             -8.3%
12/31/2010                        1.01                 0                 0              0.75%             19.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%              8.6%
12/31/2013                        1.41                 0                 0              0.50%             37.6%
12/31/2012                        1.03                 0                 0              0.50%              9.1%
12/31/2011                        0.94                 0                 0              0.50%             -8.1%
12/31/2010                        1.02                 0                 0              0.50%             19.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.25%              8.9%
12/31/2013                        1.44                 0                 0              0.25%             38.0%
12/31/2012                        1.04                 0                 0              0.25%              9.4%
12/31/2011                        0.95                 0                 0              0.25%             -7.9%
12/31/2010                        1.03                 0                 0              0.25%             19.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              9.2%
12/31/2013                        1.46                 0                 0              0.00%             38.3%
12/31/2012                        1.06                 0                 0              0.00%              9.7%
12/31/2011                        0.97                 0                 0              0.00%             -7.6%
12/31/2010                        1.05                 0                 0              0.00%             20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          0.4%
      2012          0.1%
      2011          0.1%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND R3 CLASS - 670678549

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,976,957   $     1,798,678            80,986
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (22,749)
                                                       ---------------
Net assets                                             $     1,954,208
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,621,557           778,230   $          2.08
Band 100                                                       103,839            49,212              2.11
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.16
Band 25                                                             --                --              2.19
Band 0                                                         228,812           103,114              2.22
                                                       ---------------   ---------------
 Total                                                 $     1,954,208           930,556
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        39,370
Mortality & expense charges                                                                        (17,830)
                                                                                           ---------------
Net investment income (loss)                                                                        21,540
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            50,443
Realized gain distributions                                                                         80,851
Net change in unrealized appreciation (depreciation)                                               245,793
                                                                                           ---------------
Net gain (loss)                                                                                    377,087
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       398,627
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,540   $             13,336
Net realized gain (loss)                                                      50,443                 43,310
Realized gain distributions                                                   80,851                 78,186
Net change in unrealized appreciation (depreciation)                         245,793               (152,503)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            398,627                (17,671)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     947,945                505,430
Cost of units redeemed                                                      (726,159)              (396,112)
Account charges                                                               (1,065)                  (729)
                                                                --------------------   --------------------
Increase (decrease)                                                          220,721                108,589
                                                                --------------------   --------------------
Net increase (decrease)                                                      619,348                 90,918
Net assets, beginning                                                      1,334,860              1,243,942
                                                                --------------------   --------------------
Net assets, ending                                              $          1,954,208   $          1,334,860
                                                                ====================   ====================

Units sold                                                                   507,410                307,036
Units redeemed                                                              (398,277)              (248,793)
                                                                --------------------   --------------------
Net increase (decrease)                                                      109,133                 58,243
Units outstanding, beginning                                                 821,423                763,180
                                                                --------------------   --------------------
Units outstanding, ending                                                    930,556                821,423
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,568,860
Cost of units redeemed/account charges                                                           (2,228,959)
Net investment income (loss)                                                                         50,749
Net realized gain (loss)                                                                            177,746
Realized gain distributions                                                                         207,533
Net change in unrealized appreciation (depreciation)                                                178,279
                                                                                       --------------------
Net assets                                                                             $          1,954,208
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08               778   $         1,622              1.25%             29.0%
12/31/2013                        1.61               719             1,162              1.25%             -0.5%
12/31/2012                        1.62               676             1,097              1.25%             16.3%
12/31/2011                        1.39               564               787              1.25%              6.0%
12/31/2010                        1.32               221               291              1.25%             28.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                49   $           104              1.00%             29.4%
12/31/2013                        1.63                 0                 0              1.00%             -0.3%
12/31/2012                        1.64                 0                 0              1.00%             16.6%
12/31/2011                        1.40                 0                 0              1.00%              6.3%
12/31/2010                        1.32                 0                 0              1.00%             28.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.75%             29.7%
12/31/2013                        1.65                 0                 0              0.75%              0.0%
12/31/2012                        1.65                 0                 0              0.75%             16.9%
12/31/2011                        1.41                 0                 0              0.75%              6.5%
12/31/2010                        1.32                 0                 0              0.75%             28.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.50%             30.0%
12/31/2013                        1.66                 0                 0              0.50%              0.2%
12/31/2012                        1.66                 0                 0              0.50%             17.2%
12/31/2011                        1.42                 0                 0              0.50%              6.8%
12/31/2010                        1.33                 0                 0              0.50%             29.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                 0   $             0              0.25%             30.3%
12/31/2013                        1.68                 0                 0              0.25%              0.5%
12/31/2012                        1.67                 0                 0              0.25%             17.5%
12/31/2011                        1.42                 0                 0              0.25%              7.1%
12/31/2010                        1.33                 0                 0              0.25%             29.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22               103   $           229              0.00%             30.7%
12/31/2013                        1.70               102               173              0.00%              0.8%
12/31/2012                        1.69                87               147              0.00%             17.8%
12/31/2011                        1.43                88               126              0.00%              7.3%
12/31/2010                        1.33                73                97              0.00%             29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          2.2%
      2012          1.9%
      2011          2.3%
      2010          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND A CLASS - 670678705

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,211,603   $     1,131,414            50,768
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,813)
                                                       ---------------
Net assets                                             $     1,207,790
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,207,790           572,816   $          2.11
Band 100                                                            --                --              2.14
Band 75                                                             --                --              2.16
Band 50                                                             --                --              2.19
Band 25                                                             --                --              2.22
Band 0                                                              --                --              2.25
                                                       ---------------   ---------------
 Total                                                 $     1,207,790           572,816
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        27,096
Mortality & expense charges                                                                        (12,690)
                                                                                           ---------------
Net investment income (loss)                                                                        14,406
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,776)
Realized gain distributions                                                                         50,142
Net change in unrealized appreciation (depreciation)                                               194,776
                                                                                           ---------------
Net gain (loss)                                                                                    228,142
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       242,548
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,406   $             11,305
Net realized gain (loss)                                                     (16,776)               137,093
Realized gain distributions                                                   50,142                 62,106
Net change in unrealized appreciation (depreciation)                         194,776               (192,201)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            242,548                 18,303
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     501,314                644,227
Cost of units redeemed                                                      (578,429)              (958,298)
Account charges                                                                 (539)                  (206)
                                                                --------------------   --------------------
Increase (decrease)                                                          (77,654)              (314,277)
                                                                --------------------   --------------------
Net increase (decrease)                                                      164,894               (295,974)
Net assets, beginning                                                      1,042,896              1,338,870
                                                                --------------------   --------------------
Net assets, ending                                              $          1,207,790   $          1,042,896
                                                                ====================   ====================

Units sold                                                                   260,252                373,313
Units redeemed                                                              (327,050)              (553,083)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (66,798)              (179,770)
Units outstanding, beginning                                                 639,614                819,384
                                                                --------------------   --------------------
Units outstanding, ending                                                    572,816                639,614
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,150,790
Cost of units redeemed/account charges                                                           (2,390,009)
Net investment income (loss)                                                                         42,378
Net realized gain (loss)                                                                            164,089
Realized gain distributions                                                                         160,353
Net change in unrealized appreciation (depreciation)                                                 80,189
                                                                                       --------------------
Net assets                                                                             $          1,207,790
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11               573   $         1,208              1.25%             29.3%
12/31/2013                        1.63               640             1,043              1.25%             -0.2%
12/31/2012                        1.63               819             1,339              1.25%             16.6%
12/31/2011                        1.40               538               754              1.25%              6.3%
12/31/2010                        1.32               314               413              1.25%             28.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              1.00%             29.6%
12/31/2013                        1.65                 0                 0              1.00%              0.0%
12/31/2012                        1.65                 0                 0              1.00%             16.9%
12/31/2011                        1.41                 0                 0              1.00%              6.6%
12/31/2010                        1.32                 0                 0              1.00%             28.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.75%             30.0%
12/31/2013                        1.66                 0                 0              0.75%              0.3%
12/31/2012                        1.66                 0                 0              0.75%             17.2%
12/31/2011                        1.42                 0                 0              0.75%              6.8%
12/31/2010                        1.33                 0                 0              0.75%             29.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                 0   $             0              0.50%             30.3%
12/31/2013                        1.68                 0                 0              0.50%              0.5%
12/31/2012                        1.67                 0                 0              0.50%             17.5%
12/31/2011                        1.42                 0                 0              0.50%              7.1%
12/31/2010                        1.33                 0                 0              0.50%             29.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.25%             30.6%
12/31/2013                        1.70                 0                 0              0.25%              0.8%
12/31/2012                        1.68                 0                 0              0.25%             17.8%
12/31/2011                        1.43                 0                 0              0.25%              7.4%
12/31/2010                        1.33                 0                 0              0.25%             29.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              0.00%             30.9%
12/31/2013                        1.71                 0                 0              0.00%              1.0%
12/31/2012                        1.70                 0                 0              0.00%             18.1%
12/31/2011                        1.44                 0                 0              0.00%              7.6%
12/31/2010                        1.34                 0                 0              0.00%             30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          2.2%
      2012          2.2%
      2011          2.4%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP INDEX FUND R3 CLASS - 670690205

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,492,241   $     5,039,422           385,122
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,103)
                                                       ---------------
Net assets                                             $     5,484,138
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,126,814         3,489,015   $          1.47
Band 100                                                         5,138             3,435              1.50
Band 75                                                             --                --              1.52
Band 50                                                          1,023               660              1.55
Band 25                                                             --                --              1.58
Band 0                                                         351,163           218,590              1.61
                                                       ---------------   ---------------
 Total                                                 $     5,484,138         3,711,700
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        33,826
Mortality & expense charges                                                                        (60,943)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,117)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           149,223
Realized gain distributions                                                                        289,720
Net change in unrealized appreciation (depreciation)                                              (264,112)
                                                                                           ---------------
Net gain (loss)                                                                                    174,831
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       147,714
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,117)  $            (10,392)
Net realized gain (loss)                                                     149,223                228,630
Realized gain distributions                                                  289,720                265,329
Net change in unrealized appreciation (depreciation)                        (264,112)               553,986
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            147,714              1,037,553
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,491,711              5,217,369
Cost of units redeemed                                                    (1,472,782)            (2,771,433)
Account charges                                                               (4,307)                (4,038)
                                                                --------------------   --------------------
Increase (decrease)                                                           14,622              2,441,898
                                                                --------------------   --------------------
Net increase (decrease)                                                      162,336              3,479,451
Net assets, beginning                                                      5,321,802              1,842,351
                                                                --------------------   --------------------
Net assets, ending                                              $          5,484,138   $          5,321,802
                                                                ====================   ====================

Units sold                                                                 1,056,647              4,364,787
Units redeemed                                                            (1,049,802)            (2,400,171)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,845              1,964,616
Units outstanding, beginning                                               3,704,855              1,740,239
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,711,700              3,704,855
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,190,163
Cost of units redeemed/account charges                                                           (6,188,502)
Net investment income (loss)                                                                        (65,570)
Net realized gain (loss)                                                                            444,699
Realized gain distributions                                                                         650,529
Net change in unrealized appreciation (depreciation)                                                452,819
                                                                                       --------------------
Net assets                                                                             $          5,484,138
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47             3,489   $         5,127              1.25%              2.8%
12/31/2013                        1.43             3,487             4,986              1.25%             36.0%
12/31/2012                        1.05             1,552             1,631              1.25%             14.0%
12/31/2011                        0.92             1,347             1,243              1.25%             -6.1%
12/31/2010                        0.98             1,013               995              1.25%             24.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 3   $             5              1.00%              3.0%
12/31/2013                        1.45                 1                 2              1.00%             36.4%
12/31/2012                        1.06                 1                 1              1.00%             14.3%
12/31/2011                        0.93                 0                 0              1.00%             -5.9%
12/31/2010                        0.99                 0                 0              1.00%             24.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%              3.3%
12/31/2013                        1.47                 0                 0              0.75%             36.7%
12/31/2012                        1.08                 0                 0              0.75%             14.5%
12/31/2011                        0.94                 0                 0              0.75%             -5.6%
12/31/2010                        1.00                 0                 0              0.75%             24.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 1   $             1              0.50%              3.5%
12/31/2013                        1.50                 1                 1              0.50%             37.0%
12/31/2012                        1.09                 1                 1              0.50%             14.8%
12/31/2011                        0.95                 1                 1              0.50%             -5.4%
12/31/2010                        1.01                 1                 1              0.50%             25.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              3.8%
12/31/2013                        1.52                 0                 0              0.25%             37.4%
12/31/2012                        1.11                 0                 0              0.25%             15.1%
12/31/2011                        0.96                 0                 0              0.25%             -5.2%
12/31/2010                        1.01                 0                 0              0.25%             25.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61               219   $           351              0.00%              4.1%
12/31/2013                        1.54               216               333              0.00%             37.7%
12/31/2012                        1.12               187               209              0.00%             15.4%
12/31/2011                        0.97               166               161              0.00%             -4.9%
12/31/2010                        1.02               134               137              0.00%             25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.8%
      2012          0.6%
      2011          0.0%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NUVEEN DIVIDEND VALUE FUND R3 CLASS - 670678531 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.5%


                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND A CLASS - 670690833

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       143,089   $       157,849            13,016
                                                                         ===============   ===============
Receivables: investments sold                                       87
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       143,176
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       143,176            95,511   $          1.50
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $       143,176            95,511
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,276)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,276)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            65,672
Realized gain distributions                                                                         36,260
Net change in unrealized appreciation (depreciation)                                              (105,719)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,787)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,063)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,276)  $             (6,178)
Net realized gain (loss)                                                      65,672                 31,812
Realized gain distributions                                                   36,260                 51,619
Net change in unrealized appreciation (depreciation)                        (105,719)                74,299
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,063)               151,552
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,610                 38,581
Cost of units redeemed                                                      (477,074)              (164,107)
Account charges                                                                  (25)                   (51)
                                                                --------------------   --------------------
Increase (decrease)                                                         (458,489)              (125,577)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (465,552)                25,975
Net assets, beginning                                                        608,728                582,753
                                                                --------------------   --------------------
Net assets, ending                                              $            143,176   $            608,728
                                                                ====================   ====================

Units sold                                                                    13,299                 84,607
Units redeemed                                                              (340,636)              (189,156)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (327,337)              (104,549)
Units outstanding, beginning                                                 422,848                527,397
                                                                --------------------   --------------------
Units outstanding, ending                                                     95,511                422,848
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            993,873
Cost of units redeemed/account charges                                                           (1,018,413)
Net investment income (loss)                                                                        (41,231)
Net realized gain (loss)                                                                               (440)
Realized gain distributions                                                                         224,147
Net change in unrealized appreciation (depreciation)                                                (14,760)
                                                                                       --------------------
Net assets                                                                             $            143,176
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                96   $           143              1.25%              4.1%
12/31/2013                        1.44               423               609              1.25%             30.3%
12/31/2012                        1.10               527               583              1.25%             10.7%
12/31/2011                        1.00               515               515              1.25%             -3.2%
12/31/2010                        1.03               528               545              1.25%             21.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              4.4%
12/31/2013                        1.47                 0                 0              1.00%             30.6%
12/31/2012                        1.12                 0                 0              1.00%             11.0%
12/31/2011                        1.01                 0                 0              1.00%             -3.0%
12/31/2010                        1.04                 0                 0              1.00%             21.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.75%              4.7%
12/31/2013                        1.49                 0                 0              0.75%             30.9%
12/31/2012                        1.14                 0                 0              0.75%             11.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.8%
12/31/2010                        1.05                 0                 0              0.75%             22.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.50%              4.9%
12/31/2013                        1.52                 0                 0              0.50%             31.3%
12/31/2012                        1.16                 0                 0              0.50%             11.5%
12/31/2011                        1.04                 0                 0              0.50%             -2.5%
12/31/2010                        1.06                 0                 0              0.50%             22.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.25%              5.2%
12/31/2013                        1.55                 0                 0              0.25%             31.6%
12/31/2012                        1.18                 0                 0              0.25%             11.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.3%
12/31/2010                        1.08                 0                 0              0.25%             22.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.00%              5.4%
12/31/2013                        1.57                 0                 0              0.00%             31.9%
12/31/2012                        1.19                 0                 0              0.00%             12.1%
12/31/2011                        1.07                 0                 0              0.00%             -2.0%
12/31/2010                        1.09                 0                 0              0.00%             22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.2%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NUVEEN DIVIDEND VALUE FUND A CLASS - 670678887 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND R3 CLASS - 670690866

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       143,313   $       157,432            13,640
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,583)
                                                       ---------------
Net assets                                             $       141,730
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       141,730            96,521   $          1.47
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.59
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $       141,730            96,521
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,690)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,690)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,123
Realized gain distributions                                                                         37,797
Net change in unrealized appreciation (depreciation)                                               (32,354)
                                                                                           ---------------
Net gain (loss)                                                                                      7,566
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,876
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,690)  $             (1,609)
Net realized gain (loss)                                                       2,123                 12,839
Realized gain distributions                                                   37,797                 10,287
Net change in unrealized appreciation (depreciation)                         (32,354)                11,403
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,876                 32,920
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,838                 18,240
Cost of units redeemed                                                       (12,694)               (59,797)
Account charges                                                                  (13)                  (163)
                                                                --------------------   --------------------
Increase (decrease)                                                           19,131                (41,720)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,007                 (8,800)
Net assets, beginning                                                        116,723                125,523
                                                                --------------------   --------------------
Net assets, ending                                              $            141,730   $            116,723
                                                                ====================   ====================

Units sold                                                                    22,974                 14,328
Units redeemed                                                                (8,985)               (47,163)
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,989                (32,835)
Units outstanding, beginning                                                  82,532                115,367
                                                                --------------------   --------------------
Units outstanding, ending                                                     96,521                 82,532
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            387,314
Cost of units redeemed/account charges                                                             (314,940)
Net investment income (loss)                                                                         (8,901)
Net realized gain (loss)                                                                             18,284
Realized gain distributions                                                                          74,092
Net change in unrealized appreciation (depreciation)                                                (14,119)
                                                                                       --------------------
Net assets                                                                             $            141,730
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                97   $           142              1.25%              3.8%
12/31/2013                        1.41                83               117              1.25%             30.0%
12/31/2012                        1.09               115               126              1.25%             10.4%
12/31/2011                        0.99               162               160              1.25%             -3.5%
12/31/2010                        1.02               181               185              1.25%             21.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              1.00%              4.1%
12/31/2013                        1.44                 0                 0              1.00%             30.3%
12/31/2012                        1.11                 0                 0              1.00%             10.7%
12/31/2011                        1.00                 0                 0              1.00%             -3.3%
12/31/2010                        1.03                 0                 0              1.00%             21.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.3%
12/31/2013                        1.47                 0                 0              0.75%             30.6%
12/31/2012                        1.12                 0                 0              0.75%             11.0%
12/31/2011                        1.01                 0                 0              0.75%             -3.0%
12/31/2010                        1.04                 0                 0              0.75%             21.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              4.6%
12/31/2013                        1.49                 0                 0              0.50%             31.0%
12/31/2012                        1.14                 0                 0              0.50%             11.3%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%
12/31/2010                        1.05                 0                 0              0.50%             22.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.25%              4.9%
12/31/2013                        1.52                 0                 0              0.25%             31.3%
12/31/2012                        1.16                 0                 0              0.25%             11.5%
12/31/2011                        1.04                 0                 0              0.25%             -2.6%
12/31/2010                        1.07                 0                 0              0.25%             22.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.00%              5.1%
12/31/2013                        1.55                 0                 0              0.00%             31.6%
12/31/2012                        1.18                 0                 0              0.00%             11.8%
12/31/2011                        1.05                 0                 0              0.00%             -2.3%
12/31/2010                        1.08                 0                 0              0.00%             22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND A CLASS - 670690718

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,367,581   $     1,469,786            33,634
                                                                         ===============   ===============
Receivables: investments sold                                      351
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,367,932
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,367,932           762,062   $          1.80
Band 100                                                            --                --              1.83
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.91
Band 25                                                             --                --              1.95
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $     1,367,932           762,062
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (19,982)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,982)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            36,899
Realized gain distributions                                                                        226,126
Net change in unrealized appreciation (depreciation)                                              (109,864)
                                                                                           ---------------
Net gain (loss)                                                                                    153,161
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       133,179
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,982)  $             (3,005)
Net realized gain (loss)                                                      36,899                 26,952
Realized gain distributions                                                  226,126                 16,025
Net change in unrealized appreciation (depreciation)                        (109,864)                24,062
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            133,179                 64,034
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,949,379                 22,970
Cost of units redeemed                                                    (1,792,406)              (420,721)
Account charges                                                              (18,302)                   (53)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,138,671               (397,804)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,271,850               (333,770)
Net assets, beginning                                                         96,082                429,852
                                                                --------------------   --------------------
Net assets, ending                                              $          1,367,932   $             96,082
                                                                ====================   ====================

Units sold                                                                 1,815,632                 16,548
Units redeemed                                                            (1,110,829)              (304,662)
                                                                --------------------   --------------------
Net increase (decrease)                                                      704,803               (288,114)
Units outstanding, beginning                                                  57,259                345,373
                                                                --------------------   --------------------
Units outstanding, ending                                                    762,062                 57,259
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,681,629
Cost of units redeemed/account charges                                                           (5,618,558)
Net investment income (loss)                                                                        (55,417)
Net realized gain (loss)                                                                            132,427
Realized gain distributions                                                                         330,056
Net change in unrealized appreciation (depreciation)                                               (102,205)
                                                                                       --------------------
Net assets                                                                             $          1,367,932
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80               762   $         1,368              1.25%              7.0%
12/31/2013                        1.68                57                96              1.25%             34.8%
12/31/2012                        1.24               345               430              1.25%             13.4%
12/31/2011                        1.10               325               357              1.25%             -4.2%
12/31/2010                        1.15               350               401              1.25%             26.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              1.00%              7.2%
12/31/2013                        1.71                 0                 0              1.00%             35.2%
12/31/2012                        1.26                 0                 0              1.00%             13.7%
12/31/2011                        1.11                 0                 0              1.00%             -3.9%
12/31/2010                        1.16                 0                 0              1.00%             26.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.75%              7.5%
12/31/2013                        1.74                 0                 0              0.75%             35.5%
12/31/2012                        1.28                 0                 0              0.75%             14.0%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%
12/31/2010                        1.17                 0                 0              0.75%             26.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.50%              7.8%
12/31/2013                        1.77                 0                 0              0.50%             35.8%
12/31/2012                        1.30                 0                 0              0.50%             14.3%
12/31/2011                        1.14                 0                 0              0.50%             -3.4%
12/31/2010                        1.18                 0                 0              0.50%             26.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95                 0   $             0              0.25%              8.0%
12/31/2013                        1.80                 0                 0              0.25%             36.2%
12/31/2012                        1.32                 0                 0              0.25%             14.5%
12/31/2011                        1.16                 0                 0              0.25%             -3.2%
12/31/2010                        1.19                 0                 0              0.25%             27.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.00%              8.3%
12/31/2013                        1.84                 0                 0              0.00%             36.5%
12/31/2012                        1.34                 0                 0              0.00%             14.8%
12/31/2011                        1.17                 0                 0              0.00%             -3.0%
12/31/2010                        1.21                 0                 0              0.00%             27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN SMALL CAP VALUE FUND A CLASS - 670678309

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        68,526   $        45,982             3,594
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (483)
                                                       ---------------
Net assets                                             $        68,043
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        68,043            44,144   $          1.54
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $        68,043            44,144
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           256
Mortality & expense charges                                                                           (787)
                                                                                           ---------------
Net investment income (loss)                                                                          (531)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,698
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,954)
                                                                                           ---------------
Net gain (loss)                                                                                      2,744
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,213
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (531)  $               (555)
Net realized gain (loss)                                                       4,698                 11,147
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,954)                 8,285
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,213                 18,877
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,373                 14,308
Cost of units redeemed                                                       (10,545)               (23,902)
Account charges                                                                  (45)                   (47)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,783                 (9,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,996                  9,236
Net assets, beginning                                                         64,047                 54,811
                                                                --------------------   --------------------
Net assets, ending                                              $             68,043   $             64,047
                                                                ====================   ====================

Units sold                                                                     8,451                 10,988
Units redeemed                                                                (7,336)               (18,391)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,115                 (7,403)
Units outstanding, beginning                                                  43,029                 50,432
                                                                --------------------   --------------------
Units outstanding, ending                                                     44,144                 43,029
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            123,841
Cost of units redeemed/account charges                                                              (87,818)
Net investment income (loss)                                                                         (2,876)
Net realized gain (loss)                                                                             12,339
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                 22,544
                                                                                       --------------------
Net assets                                                                             $             68,043
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                44   $            68              1.25%              3.6%
12/31/2013                        1.49                43                64              1.25%             37.0%
12/31/2012                        1.09                50                55              1.25%             12.7%
12/31/2011                        0.96                48                46              1.25%             -1.3%
12/31/2010                        0.98                51                49              1.25%             26.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              1.00%              3.8%
12/31/2013                        1.52                 0                 0              1.00%             37.3%
12/31/2012                        1.10                 0                 0              1.00%             13.0%
12/31/2011                        0.98                 0                 0              1.00%             -1.1%
12/31/2010                        0.99                 0                 0              1.00%             26.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%              4.1%
12/31/2013                        1.54                 0                 0              0.75%             37.6%
12/31/2012                        1.12                 0                 0              0.75%             13.3%
12/31/2011                        0.99                 0                 0              0.75%             -0.8%
12/31/2010                        1.00                 0                 0              0.75%             27.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.50%              4.3%
12/31/2013                        1.57                 0                 0              0.50%             38.0%
12/31/2012                        1.14                 0                 0              0.50%             13.6%
12/31/2011                        1.00                 0                 0              0.50%             -0.6%
12/31/2010                        1.01                 0                 0              0.50%             27.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.25%              4.6%
12/31/2013                        1.60                 0                 0              0.25%             38.3%
12/31/2012                        1.16                 0                 0              0.25%             13.9%
12/31/2011                        1.02                 0                 0              0.25%             -0.3%
12/31/2010                        1.02                 0                 0              0.25%             27.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.00%              4.9%
12/31/2013                        1.63                 0                 0              0.00%             38.7%
12/31/2012                        1.17                 0                 0              0.00%             14.2%
12/31/2011                        1.03                 0                 0              0.00%             -0.1%
12/31/2010                        1.03                 0                 0              0.00%             28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.3%
      2012          0.4%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND R3 CLASS - 670690742

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,891,204   $     2,024,834            48,552
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,900)
                                                       ---------------
Net assets                                             $     1,885,304
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       868,871           494,129   $          1.76
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.87
Band 25                                                             --                --              1.91
Band 0                                                       1,016,433           521,788              1.95
                                                       ---------------   ---------------
 Total                                                 $     1,885,304         1,015,917
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (12,047)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,047)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,312
Realized gain distributions                                                                        323,321
Net change in unrealized appreciation (depreciation)                                              (133,330)
                                                                                           ---------------
Net gain (loss)                                                                                    191,303
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       179,256
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,047)  $               (811)
Net realized gain (loss)                                                       1,312                  8,291
Realized gain distributions                                                  323,321                 12,896
Net change in unrealized appreciation (depreciation)                        (133,330)                (1,575)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            179,256                 18,801
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,030,914                 64,607
Cost of units redeemed                                                    (1,392,069)               (60,746)
Account charges                                                               (7,925)                  (137)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,630,920                  3,724
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,810,176                 22,525
Net assets, beginning                                                         75,128                 52,603
                                                                --------------------   --------------------
Net assets, ending                                              $          1,885,304   $             75,128
                                                                ====================   ====================

Units sold                                                                 1,902,866                 43,357
Units redeemed                                                              (932,537)               (40,699)
                                                                --------------------   --------------------
Net increase (decrease)                                                      970,329                  2,658
Units outstanding, beginning                                                  45,588                 42,930
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,015,917                 45,588
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,157,259
Cost of units redeemed/account charges                                                           (1,478,750)
Net investment income (loss)                                                                        (13,706)
Net realized gain (loss)                                                                             12,485
Realized gain distributions                                                                         341,646
Net change in unrealized appreciation (depreciation)                                               (133,630)
                                                                                       --------------------
Net assets                                                                             $          1,885,304
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76               494   $           869              1.25%              6.7%
12/31/2013                        1.65                46                75              1.25%             34.5%
12/31/2012                        1.23                43                53              1.25%             13.1%
12/31/2011                        1.08                36                39              1.25%             -4.4%
12/31/2010                        1.13                 4                 5              1.25%             25.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              1.00%              7.0%
12/31/2013                        1.68                 0                 0              1.00%             34.8%
12/31/2012                        1.24                 0                 0              1.00%             13.4%
12/31/2011                        1.10                 0                 0              1.00%             -4.2%
12/31/2010                        1.15                 0                 0              1.00%             26.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.75%              7.2%
12/31/2013                        1.71                 0                 0              0.75%             35.2%
12/31/2012                        1.26                 0                 0              0.75%             13.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.9%
12/31/2010                        1.16                 0                 0              0.75%             26.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.50%              7.5%
12/31/2013                        1.74                 0                 0              0.50%             35.5%
12/31/2012                        1.28                 0                 0              0.50%             14.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.7%
12/31/2010                        1.17                 0                 0              0.50%             26.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.25%              7.8%
12/31/2013                        1.77                 0                 0              0.25%             35.8%
12/31/2012                        1.30                 0                 0              0.25%             14.3%
12/31/2011                        1.14                 0                 0              0.25%             -3.5%
12/31/2010                        1.18                 0                 0              0.25%             27.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95               522   $         1,016              0.00%              8.0%
12/31/2013                        1.80                 0                 0              0.00%             36.2%
12/31/2012                        1.32                 0                 0              0.00%             14.5%
12/31/2011                        1.16                 0                 0              0.00%             -3.2%
12/31/2010                        1.19                 0                 0              0.00%             27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP VALUE FUND R3 CLASS - 670690825

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       478,899   $       363,179            25,688
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,092)
                                                       ---------------
Net assets                                             $       477,807
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       447,777           296,079   $          1.51
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.58
Band 50                                                         30,030            18,674              1.61
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $       477,807           314,753
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           642
Mortality & expense charges                                                                         (5,671)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,029)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,933
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,834)
                                                                                           ---------------
Net gain (loss)                                                                                     21,099
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,070
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,029)  $             (4,547)
Net realized gain (loss)                                                      22,933                 21,341
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,834)               111,236
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,070                128,030
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      43,469                166,740
Cost of units redeemed                                                       (66,287)              (112,788)
Account charges                                                                 (872)                (1,307)
                                                                --------------------   --------------------
Increase (decrease)                                                          (23,690)                52,645
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,620)               180,675
Net assets, beginning                                                        485,427                304,752
                                                                --------------------   --------------------
Net assets, ending                                              $            477,807   $            485,427
                                                                ====================   ====================

Units sold                                                                    47,690                380,739
Units redeemed                                                               (63,661)              (333,450)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,971)                47,289
Units outstanding, beginning                                                 330,724                283,435
                                                                --------------------   --------------------
Units outstanding, ending                                                    314,753                330,724
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            812,889
Cost of units redeemed/account charges                                                             (493,971)
Net investment income (loss)                                                                        (10,050)
Net realized gain (loss)                                                                             53,219
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                115,720
                                                                                       --------------------
Net assets                                                                             $            477,807
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51               296   $           448              1.25%              3.3%
12/31/2013                        1.46               317               464              1.25%             36.6%
12/31/2012                        1.07               265               284              1.25%             12.5%
12/31/2011                        0.95                14                13              1.25%             -1.6%
12/31/2010                        0.97                12                12              1.25%             26.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%              3.5%
12/31/2013                        1.49                 0                 0              1.00%             37.0%
12/31/2012                        1.09                 0                 0              1.00%             12.8%
12/31/2011                        0.97                 0                 0              1.00%             -1.3%
12/31/2010                        0.98                 0                 0              1.00%             26.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.75%              3.8%
12/31/2013                        1.52                 0                 0              0.75%             37.3%
12/31/2012                        1.11                 0                 0              0.75%             13.1%
12/31/2011                        0.98                 0                 0              0.75%             -1.1%
12/31/2010                        0.99                 0                 0              0.75%             26.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                19   $            30              0.50%              4.1%
12/31/2013                        1.55                14                21              0.50%             37.6%
12/31/2012                        1.12                18                21              0.50%             13.4%
12/31/2011                        0.99                18                18              0.50%             -0.8%
12/31/2010                        1.00                20                20              0.50%             27.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%              4.3%
12/31/2013                        1.57                 0                 0              0.25%             38.0%
12/31/2012                        1.14                 0                 0              0.25%             13.7%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%
12/31/2010                        1.01                 0                 0              0.25%             27.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.00%              4.6%
12/31/2013                        1.60                 0                 0              0.00%             38.3%
12/31/2012                        1.16                 0                 0              0.00%             13.9%
12/31/2011                        1.02                 0                 0              0.00%             -0.4%
12/31/2010                        1.02                 0                 0              0.00%             27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.1%
      2012          0.3%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP INDEX FUND R3 CLASS - 670690601

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,143,458   $     6,128,668           401,739
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (523)
                                                       ---------------
Net assets                                             $     7,142,935
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,900,710         4,270,506   $          1.62
Band 100                                                         4,736             2,879              1.64
Band 75                                                             --                --              1.67
Band 50                                                          6,705             3,933              1.70
Band 25                                                             --                --              1.74
Band 0                                                         230,784           130,638              1.77
                                                       ---------------   ---------------
 Total                                                 $     7,142,935         4,407,956
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        44,635
Mortality & expense charges                                                                        (82,959)
                                                                                           ---------------
Net investment income (loss)                                                                       (38,324)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           248,612
Realized gain distributions                                                                        328,704
Net change in unrealized appreciation (depreciation)                                               (51,232)
                                                                                           ---------------
Net gain (loss)                                                                                    526,084
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       487,760
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (38,324)  $            (35,564)
Net realized gain (loss)                                                     248,612                221,217
Realized gain distributions                                                  328,704                247,671
Net change in unrealized appreciation (depreciation)                         (51,232)               847,533
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            487,760              1,280,857
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,750,308              4,251,630
Cost of units redeemed                                                    (1,958,303)            (1,841,916)
Account charges                                                               (6,724)                (4,653)
                                                                --------------------   --------------------
Increase (decrease)                                                         (214,719)             2,405,061
                                                                --------------------   --------------------
Net increase (decrease)                                                      273,041              3,685,918
Net assets, beginning                                                      6,869,894              3,183,976
                                                                --------------------   --------------------
Net assets, ending                                              $          7,142,935   $          6,869,894
                                                                ====================   ====================

Units sold                                                                 1,146,025              3,201,941
Units redeemed                                                            (1,292,050)            (1,408,726)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (146,025)             1,793,215
Units outstanding, beginning                                               4,553,981              2,760,766
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,407,956              4,553,981
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,835,552
Cost of units redeemed/account charges                                                           (6,992,840)
Net investment income (loss)                                                                       (114,448)
Net realized gain (loss)                                                                            644,713
Realized gain distributions                                                                         755,168
Net change in unrealized appreciation (depreciation)                                              1,014,790
                                                                                       --------------------
Net assets                                                                             $          7,142,935
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62             4,271   $         6,901              1.25%              7.3%
12/31/2013                        1.51             4,431             6,671              1.25%             30.6%
12/31/2012                        1.15             2,743             3,163              1.25%             15.5%
12/31/2011                        1.00             1,715             1,711              1.25%             -3.6%
12/31/2010                        1.04             1,525             1,579              1.25%             23.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 3   $             5              1.00%              7.6%
12/31/2013                        1.53                 3                 4              1.00%             30.9%
12/31/2012                        1.17                 2                 3              1.00%             15.8%
12/31/2011                        1.01                 1                 1              1.00%             -3.4%
12/31/2010                        1.04                 0                 0              1.00%             24.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.75%              7.9%
12/31/2013                        1.55                 0                 0              0.75%             31.2%
12/31/2012                        1.18                 0                 0              0.75%             16.1%
12/31/2011                        1.02                 0                 0              0.75%             -3.1%
12/31/2010                        1.05                 0                 0              0.75%             24.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 4   $             7              0.50%              8.1%
12/31/2013                        1.58                 1                 1              0.50%             31.6%
12/31/2012                        1.20                 1                 1              0.50%             16.4%
12/31/2011                        1.03                 1                 1              0.50%             -2.9%
12/31/2010                        1.06                 3                 3              0.50%             24.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%              8.4%
12/31/2013                        1.60                 0                 0              0.25%             31.9%
12/31/2012                        1.21                 0                 0              0.25%             16.7%
12/31/2011                        1.04                 0                 0              0.25%             -2.7%
12/31/2010                        1.07                 0                 0              0.25%             25.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77               131   $           231              0.00%              8.7%
12/31/2013                        1.63               119               194              0.00%             32.2%
12/31/2012                        1.23                14                17              0.00%             17.0%
12/31/2011                        1.05                12                12              0.00%             -2.4%
12/31/2010                        1.08                 3                 4              0.00%             25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.5%
      2012          0.6%
      2011          0.0%
      2010          0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION R3 CLASS - 67074V762

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       270,351   $       263,500            22,834
                                                                         ===============   ===============
Receivables: investments sold                                    1,608
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       271,959
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       147,182           108,101   $          1.36
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.48
Band 0                                                         124,777            82,727              1.51
                                                       ---------------   ---------------
 Total                                                 $       271,959           190,828
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,222
Mortality & expense charges                                                                         (1,689)
                                                                                           ---------------
Net investment income (loss)                                                                         6,533
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,389
Realized gain distributions                                                                         15,599
Net change in unrealized appreciation (depreciation)                                               (15,970)
                                                                                           ---------------
Net gain (loss)                                                                                      4,018
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,551
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,533   $              1,309
Net realized gain (loss)                                                       4,389                 43,383
Realized gain distributions                                                   15,599                  8,858
Net change in unrealized appreciation (depreciation)                         (15,970)                44,150
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,551                 97,700
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      33,643                 58,264
Cost of units redeemed                                                       (32,522)              (801,581)
Account charges                                                                 (155)                  (247)
                                                                --------------------   --------------------
Increase (decrease)                                                              966               (743,564)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,517               (645,864)
Net assets, beginning                                                        260,442                906,306
                                                                --------------------   --------------------
Net assets, ending                                              $            271,959   $            260,442
                                                                ====================   ====================

Units sold                                                                    24,557                 48,237
Units redeemed                                                               (23,113)              (663,208)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,444               (614,971)
Units outstanding, beginning                                                 189,384                804,355
                                                                --------------------   --------------------
Units outstanding, ending                                                    190,828                189,384
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,135,452
Cost of units redeemed/account charges                                                           (2,008,148)
Net investment income (loss)                                                                         26,749
Net realized gain (loss)                                                                             50,504
Realized gain distributions                                                                          60,551
Net change in unrealized appreciation (depreciation)                                                  6,851
                                                                                       --------------------
Net assets                                                                             $            271,959
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36               108   $           147              1.25%              3.7%
12/31/2013                        1.31                93               122              1.25%             17.5%
12/31/2012                        1.12               715               799              1.25%             11.3%
12/31/2011                        1.00               828               830              1.25%             -4.2%
12/31/2010                        1.05               139               146              1.25%             10.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%              4.0%
12/31/2013                        1.34                 0                 0              1.00%             17.8%
12/31/2012                        1.13                 0                 0              1.00%             11.6%
12/31/2011                        1.02                 0                 0              1.00%             -3.9%
12/31/2010                        1.06                 0                 0              1.00%             10.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.75%              4.3%
12/31/2013                        1.36                 0                 0              0.75%             18.1%
12/31/2012                        1.15                 0                 0              0.75%             11.9%
12/31/2011                        1.03                 0                 0              0.75%             -3.7%
12/31/2010                        1.07                 0                 0              0.75%             11.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.50%              4.5%
12/31/2013                        1.39                 0                 0              0.50%             18.4%
12/31/2012                        1.17                 0                 0              0.50%             12.1%
12/31/2011                        1.04                 0                 0              0.50%             -3.5%
12/31/2010                        1.08                 0                 0              0.50%             11.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.25%              4.8%
12/31/2013                        1.41                 0                 0              0.25%             18.7%
12/31/2012                        1.19                 0                 0              0.25%             12.4%
12/31/2011                        1.06                 0                 0              0.25%             -3.2%
12/31/2010                        1.09                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                83   $           125              0.00%              5.0%
12/31/2013                        1.44                96               138              0.00%             19.0%
12/31/2012                        1.21                89               108              0.00%             12.7%
12/31/2011                        1.07                83                88              0.00%             -3.0%
12/31/2010                        1.10                 9                 9              0.00%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          1.2%
      2012          2.3%
      2011          2.2%
      2010          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              NUVEEN STRATEGY GROWTH ALLOCATION A CLASS - 67074V812

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,326,228   $     1,213,530           109,969
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,326,235
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        28,085            20,214   $          1.39
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.51
Band 0                                                       1,298,150           843,417              1.54
                                                       ---------------   ---------------
 Total                                                 $     1,326,235           863,631
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        43,707
Mortality & expense charges                                                                           (278)
                                                                                           ---------------
Net investment income (loss)                                                                        43,429
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,721
Realized gain distributions                                                                         77,990
Net change in unrealized appreciation (depreciation)                                               (68,096)
                                                                                           ---------------
Net gain (loss)                                                                                     25,615
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        69,044
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             43,429   $             37,332
Net realized gain (loss)                                                      15,721                  5,969
Realized gain distributions                                                   77,990                 44,015
Net change in unrealized appreciation (depreciation)                         (68,096)               124,383
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             69,044                211,699
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      50,258                 38,580
Cost of units redeemed                                                      (101,094)               (46,666)
Account charges                                                                 (396)                  (219)
                                                                --------------------   --------------------
Increase (decrease)                                                          (51,232)                (8,305)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,812                203,394
Net assets, beginning                                                      1,308,423              1,105,029
                                                                --------------------   --------------------
Net assets, ending                                              $          1,326,235   $          1,308,423
                                                                ====================   ====================

Units sold                                                                    35,220                 29,917
Units redeemed                                                               (67,792)               (36,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,572)                (6,146)
Units outstanding, beginning                                                 896,203                902,349
                                                                --------------------   --------------------
Units outstanding, ending                                                    863,631                896,203
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,405,470
Cost of units redeemed/account charges                                                           (1,533,938)
Net investment income (loss)                                                                        148,626
Net realized gain (loss)                                                                             28,863
Realized gain distributions                                                                         164,516
Net change in unrealized appreciation (depreciation)                                                112,698
                                                                                       --------------------
Net assets                                                                             $          1,326,235
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                20   $            28              1.25%              4.0%
12/31/2013                        1.34                14                19              1.25%             17.9%
12/31/2012                        1.13                 1                 1              1.25%             11.6%
12/31/2011                        1.02                 0                 0              1.25%             -4.0%
12/31/2010                        1.06                 0                 0              1.25%             11.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              1.00%              4.2%
12/31/2013                        1.36                 0                 0              1.00%             18.2%
12/31/2012                        1.15                 0                 0              1.00%             11.8%
12/31/2011                        1.03                 0                 0              1.00%             -3.7%
12/31/2010                        1.07                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.75%              4.5%
12/31/2013                        1.39                 0                 0              0.75%             18.5%
12/31/2012                        1.17                 0                 0              0.75%             12.1%
12/31/2011                        1.04                 0                 0              0.75%             -3.5%
12/31/2010                        1.08                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%              4.8%
12/31/2013                        1.41                 0                 0              0.50%             18.8%
12/31/2012                        1.19                 0                 0              0.50%             12.4%
12/31/2011                        1.06                 0                 0              0.50%             -3.2%
12/31/2010                        1.09                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.25%              5.0%
12/31/2013                        1.44                 0                 0              0.25%             19.1%
12/31/2012                        1.21                 0                 0              0.25%             12.7%
12/31/2011                        1.07                 0                 0              0.25%             -3.0%
12/31/2010                        1.10                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               843   $         1,298              0.00%              5.3%
12/31/2013                        1.46               882             1,289              0.00%             19.4%
12/31/2012                        1.22               902             1,104              0.00%             13.0%
12/31/2011                        1.08               915               991              0.00%             -2.8%
12/31/2010                        1.11               999             1,114              0.00%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.3%
      2013          3.1%
      2012          2.7%
      2011          1.4%
      2010          4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND R CLASS - 354713554

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,465,492   $     4,719,642           441,941
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (59,332)
                                                       ---------------
Net assets                                             $     4,406,160
                                                        ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,556,858         2,057,988   $          1.73
Band 100                                                       402,639           226,508              1.78
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.93
Band 0                                                         446,663           224,423              1.99
                                                       ---------------   ---------------
 Total                                                 $     4,406,160         2,508,919
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       224,822
Mortality & expense charges                                                                        (50,043)
                                                                                           ---------------
Net investment income (loss)                                                                       174,779
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,431)
Realized gain distributions                                                                         41,883
Net change in unrealized appreciation (depreciation)                                              (194,075)
                                                                                           ---------------
Net gain (loss)                                                                                   (155,623)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,156
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            174,779   $            142,892
Net realized gain (loss)                                                      (3,431)               256,851
Realized gain distributions                                                   41,883                 37,949
Net change in unrealized appreciation (depreciation)                        (194,075)              (348,129)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,156                 89,563
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,597,684                770,641
Cost of units redeemed                                                    (1,391,088)            (2,592,503)
Account charges                                                               (1,511)                (1,378)
                                                                --------------------   --------------------
Increase (decrease)                                                          205,085             (1,823,240)
                                                                --------------------   --------------------
Net increase (decrease)                                                      224,241             (1,733,677)
Net assets, beginning                                                      4,181,919              5,915,596
                                                                --------------------   --------------------
Net assets, ending                                              $          4,406,160   $          4,181,919
                                                                ====================   ====================

Units sold                                                                 1,046,093              1,336,802
Units redeemed                                                              (927,976)            (2,370,037)
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,117             (1,033,235)
Units outstanding, beginning                                               2,390,802              3,424,037
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,508,919              2,390,802
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         17,541,595
Cost of units redeemed/account charges                                                          (14,828,373)
Net investment income (loss)                                                                      1,544,002
Net realized gain (loss)                                                                            303,198
Realized gain distributions                                                                          99,888
Net change in unrealized appreciation (depreciation)                                               (254,150)
                                                                                       --------------------
Net assets                                                                             $          4,406,160
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73             2,058   $         3,557              1.25%              0.3%
12/31/2013                        1.72             2,133             3,677              1.25%              1.6%
12/31/2012                        1.70             2,923             4,961              1.25%             10.7%
12/31/2011                        1.53             3,563             5,462              1.25%              1.1%
12/31/2010                        1.52             3,200             4,851              1.25%              9.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78               227   $           403              1.00%              0.5%
12/31/2013                        1.77                 2                 3              1.00%              1.8%
12/31/2012                        1.74                 0                 0              1.00%             11.0%
12/31/2011                        1.56                 0                 0              1.00%              1.4%
12/31/2010                        1.54                 0                 0              1.00%              9.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.75%              0.8%
12/31/2013                        1.81                 0                 0              0.75%              2.1%
12/31/2012                        1.78                 0                 0              0.75%             11.3%
12/31/2011                        1.60                 0                 0              0.75%              1.6%
12/31/2010                        1.57                 0                 0              0.75%              9.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.50%              1.0%
12/31/2013                        1.86                 0                 0              0.50%              2.3%
12/31/2012                        1.82                 0                 0              0.50%             11.5%
12/31/2011                        1.63                 0                 0              0.50%              1.9%
12/31/2010                        1.60                 0                 0              0.50%             10.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.25%              1.3%
12/31/2013                        1.91                 0                 0              0.25%              2.6%
12/31/2012                        1.86                 0                 0              0.25%             11.8%
12/31/2011                        1.66                 0                 0              0.25%              2.2%
12/31/2010                        1.63                 0                 0              0.25%             10.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99               224   $           447              0.00%              1.5%
12/31/2013                        1.96               256               502              0.00%              2.8%
12/31/2012                        1.91               501               955              0.00%             12.1%
12/31/2011                        1.70               433               737              0.00%              2.4%
12/31/2010                        1.66               466               773              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.2%
      2013          3.9%
      2012          5.3%
      2011          5.9%
      2010          5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN FLEX CAP GROWTH R CLASS - 354713562

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,547,919   $     1,601,168            32,416
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,282)
                                                       ---------------
Net assets                                             $     1,533,637
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,465,040           696,844   $          2.10
Band 100                                                        68,597            31,723              2.16
Band 75                                                             --                --              2.22
Band 50                                                             --                --              2.29
Band 25                                                             --                --              2.35
Band 0                                                              --                --              2.42
                                                       ---------------   ---------------
 Total                                                 $     1,533,637           728,567
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,889)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,889)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           163,384
Realized gain distributions                                                                        246,435
Net change in unrealized appreciation (depreciation)                                              (315,493)
                                                                                           ---------------
Net gain (loss)                                                                                     94,326
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        73,437
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,889)  $            (23,448)
Net realized gain (loss)                                                     163,384                193,616
Realized gain distributions                                                  246,435                280,517
Net change in unrealized appreciation (depreciation)                        (315,493)               171,997
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             73,437                622,682
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     533,627                357,995
Cost of units redeemed                                                    (1,101,568)            (1,198,001)
Account charges                                                                 (170)                  (291)
                                                                --------------------   --------------------
Increase (decrease)                                                         (568,111)              (840,297)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (494,674)              (217,615)
Net assets, beginning                                                      2,028,311              2,245,926
                                                                --------------------   --------------------
Net assets, ending                                              $          1,533,637   $          2,028,311
                                                                ====================   ====================

Units sold                                                                   303,584                214,815
Units redeemed                                                              (584,571)              (696,990)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (280,987)              (482,175)
Units outstanding, beginning                                               1,009,554              1,491,729
                                                                --------------------   --------------------
Units outstanding, ending                                                    728,567              1,009,554
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,227,499
Cost of units redeemed/account charges                                                           (4,770,099)
Net investment income (loss)                                                                       (141,190)
Net realized gain (loss)                                                                            546,118
Realized gain distributions                                                                         724,558
Net change in unrealized appreciation (depreciation)                                                (53,249)
                                                                                       --------------------
Net assets                                                                             $          1,533,637
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10               697   $         1,465              1.25%              4.6%
12/31/2013                        2.01             1,010             2,028              1.25%             35.1%
12/31/2012                        1.49             1,339             1,991              1.25%              8.0%
12/31/2011                        1.38             1,782             2,453              1.25%             -5.4%
12/31/2010                        1.46             1,072             1,561              1.25%             14.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                32   $            69              1.00%              4.9%
12/31/2013                        2.06                 0                 0              1.00%             35.5%
12/31/2012                        1.52                 0                 0              1.00%              8.2%
12/31/2011                        1.41                 0                 0              1.00%             -5.2%
12/31/2010                        1.48                 0                 0              1.00%             14.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.75%              5.2%
12/31/2013                        2.11                 0                 0              0.75%             35.8%
12/31/2012                        1.56                 0                 0              0.75%              8.5%
12/31/2011                        1.44                 0                 0              0.75%             -5.0%
12/31/2010                        1.51                 0                 0              0.75%             15.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.29                 0   $             0              0.50%              5.4%
12/31/2013                        2.17                 0                 0              0.50%             36.1%
12/31/2012                        1.59                 0                 0              0.50%              8.8%
12/31/2011                        1.46                 0                 0              0.50%             -4.7%
12/31/2010                        1.54                 0                 0              0.50%             15.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35                 0   $             0              0.25%              5.7%
12/31/2013                        2.23                 0                 0              0.25%             36.5%
12/31/2012                        1.63                 0                 0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%             -4.5%
12/31/2010                        1.57                 0                 0              0.25%             15.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.42                 0   $             0              0.00%              6.0%
12/31/2013                        2.28                 0                 0              0.00%             36.8%
12/31/2012                        1.67               153               255              0.00%              9.3%
12/31/2011                        1.53               156               239              0.00%             -4.3%
12/31/2010                        1.60                23                37              0.00%             16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TEMPLETON GROWTH FUND A CLASS - 880199104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,022,013   $       842,474            42,944
                                                                         ===============   ===============
Receivables: investments sold                                      487
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,022,500
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,022,500         1,012,488   $          1.01
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $     1,022,500         1,012,488
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        27,822
Mortality & expense charges                                                                        (13,760)
                                                                                           ---------------
Net investment income (loss)                                                                        14,062
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            58,565
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (103,446)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,881)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (30,819)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,062   $                293
Net realized gain (loss)                                                      58,565                120,737
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (103,446)               136,776
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (30,819)               257,806
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     151,716                282,656
Cost of units redeemed                                                      (211,858)              (154,696)
Account charges                                                                  (34)                   (44)
                                                                --------------------   --------------------
Increase (decrease)                                                          (60,176)               127,916
                                                                --------------------   --------------------
Net increase (decrease)                                                      (90,995)               385,722
Net assets, beginning                                                      1,113,495                727,773
                                                                --------------------   --------------------
Net assets, ending                                              $          1,022,500   $          1,113,495
                                                                ====================   ====================

Units sold                                                                   144,708                544,455
Units redeemed                                                              (200,266)              (373,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (55,558)               170,759
Units outstanding, beginning                                               1,068,046                897,287
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,012,488              1,068,046
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,347,854
Cost of units redeemed/account charges                                                           (4,079,530)
Net investment income (loss)                                                                         55,159
Net realized gain (loss)                                                                         (2,491,215)
Realized gain distributions                                                                          10,693
Net change in unrealized appreciation (depreciation)                                                179,539
                                                                                       --------------------
Net assets                                                                             $          1,022,500
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01             1,012   $         1,023              1.25%             -3.1%
12/31/2013                        1.04             1,068             1,113              1.25%             28.5%
12/31/2012                        0.81               897               728              1.25%             20.0%
12/31/2011                        0.68             1,041               703              1.25%             -7.5%
12/31/2010                        0.73             1,122               820              1.25%              6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%             -2.9%
12/31/2013                        1.06                 0                 0              1.00%             28.9%
12/31/2012                        0.82                 0                 0              1.00%             20.3%
12/31/2011                        0.68                 0                 0              1.00%             -7.3%
12/31/2010                        0.74                 0                 0              1.00%              6.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%             -2.6%
12/31/2013                        1.08                 0                 0              0.75%             29.2%
12/31/2012                        0.83                 0                 0              0.75%             20.6%
12/31/2011                        0.69                 0                 0              0.75%             -7.1%
12/31/2010                        0.74                 0                 0              0.75%              6.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%             -2.4%
12/31/2013                        1.10                 0                 0              0.50%             29.5%
12/31/2012                        0.85                 0                 0              0.50%             20.9%
12/31/2011                        0.70                 0                 0              0.50%             -6.9%
12/31/2010                        0.75                 0                 0              0.50%              7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%             -2.2%
12/31/2013                        1.11                 0                 0              0.25%             29.8%
12/31/2012                        0.86                 0                 0              0.25%             21.2%
12/31/2011                        0.71                 0                 0              0.25%             -6.6%
12/31/2010                        0.76                 0                 0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.00%             -1.9%
12/31/2013                        1.13                 0                 0              0.00%             30.2%
12/31/2012                        0.87                 0                 0              0.00%             21.5%
12/31/2011                        0.72                 0                 0              0.00%             -6.4%
12/31/2010                        0.76                 0                 0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               2.6%
       2013               1.5%
       2012               1.9%
       2011               2.0%
       2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND A CLASS - 880196209

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,145,456   $     1,170,686           166,889
                                                                         ===============   ===============
Receivables: investments sold                                   17,761
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,163,217
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,163,217         1,149,901   $          1.01
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $     1,163,217         1,149,901
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        32,511
Mortality & expense charges                                                                        (15,656)
                                                                                           ---------------
Net investment income (loss)                                                                        16,855
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            50,060
Realized gain distributions                                                                         35,670
Net change in unrealized appreciation (depreciation)                                              (258,246)
                                                                                           ---------------
Net gain (loss)                                                                                   (172,516)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (155,661)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,855   $              3,852
Net realized gain (loss)                                                      50,060                 21,036
Realized gain distributions                                                   35,670                 46,108
Net change in unrealized appreciation (depreciation)                        (258,246)               176,332
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (155,661)               247,328
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     254,026                343,740
Cost of units redeemed                                                      (275,778)              (158,652)
Account charges                                                                  (45)                   (77)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,797)               185,011
                                                                --------------------   --------------------
Net increase (decrease)                                                     (177,458)               432,339
Net assets, beginning                                                      1,340,675                908,336
                                                                --------------------   --------------------
Net assets, ending                                              $          1,163,217   $          1,340,675
                                                                ====================   ====================

Units sold                                                                   225,814                352,210
Units redeemed                                                              (243,398)              (178,160)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,584)               174,050
Units outstanding, beginning                                               1,167,485                993,435
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,149,901              1,167,485
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,250,772
Cost of units redeemed/account charges                                                           (1,219,073)
Net investment income (loss)                                                                         53,169
Net realized gain (loss)                                                                            (14,030)
Realized gain distributions                                                                         117,609
Net change in unrealized appreciation (depreciation)                                                (25,230)
                                                                                       --------------------
Net assets                                                                             $          1,163,217
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01             1,150   $         1,163              1.25%            -11.9%
12/31/2013                        1.15             1,167             1,341              1.25%             25.6%
12/31/2012                        0.91               993               908              1.25%             17.1%
12/31/2011                        0.78               898               701              1.25%            -13.8%
12/31/2010                        0.91               573               519              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%            -11.7%
12/31/2013                        1.17                 0                 0              1.00%             25.9%
12/31/2012                        0.93                 0                 0              1.00%             17.4%
12/31/2011                        0.79                 0                 0              1.00%            -13.6%
12/31/2010                        0.91                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%            -11.5%
12/31/2013                        1.19                 0                 0              0.75%             26.2%
12/31/2012                        0.94                 0                 0              0.75%             17.7%
12/31/2011                        0.80                 0                 0              0.75%            -13.4%
12/31/2010                        0.92                 0                 0              0.75%              7.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%            -11.2%
12/31/2013                        1.21                 0                 0              0.50%             26.5%
12/31/2012                        0.95                 0                 0              0.50%             18.0%
12/31/2011                        0.81                 0                 0              0.50%            -13.1%
12/31/2010                        0.93                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%            -11.0%
12/31/2013                        1.23                 0                 0              0.25%             26.9%
12/31/2012                        0.97                 0                 0              0.25%             18.3%
12/31/2011                        0.82                 0                 0              0.25%            -12.9%
12/31/2010                        0.94                 0                 0              0.25%              8.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.00%            -10.8%
12/31/2013                        1.25                 0                 0              0.00%             27.2%
12/31/2012                        0.98                 0                 0              0.00%             18.6%
12/31/2011                        0.83                 0                 0              0.00%            -12.7%
12/31/2010                        0.95                 0                 0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               2.6%
       2013               1.5%
       2012               2.4%
       2011               3.0%
       2010               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TEMPLETON GROWTH FUND R CLASS - 880199500

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,607,604   $     1,300,587            68,145
                                                                         ===============   ===============
Receivables: investments sold                                    1,303
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,608,907
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,449,236           840,764   $          1.72
Band 100                                                        50,379            28,416              1.77
Band 75                                                             --                --              1.82
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.93
Band 0                                                         109,292            55,057              1.99
                                                       ---------------   ---------------
 Total                                                 $     1,608,907           924,237
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        40,942
Mortality & expense charges                                                                        (18,388)
                                                                                           ---------------
Net investment income (loss)                                                                        22,554
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            45,171
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (122,392)
                                                                                           ---------------
Net gain (loss)                                                                                    (77,221)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (54,667)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,554   $             (1,941)
Net realized gain (loss)                                                      45,171                 82,733
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (122,392)               253,608
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (54,667)               334,400
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     364,472                131,121
Cost of units redeemed                                                      (151,526)              (409,432)
Account charges                                                                 (483)                  (487)
                                                                --------------------   --------------------
Increase (decrease)                                                          212,463               (278,798)
                                                                --------------------   --------------------
Net increase (decrease)                                                      157,796                 55,602
Net assets, beginning                                                      1,451,111              1,395,509
                                                                --------------------   --------------------
Net assets, ending                                              $          1,608,907   $          1,451,111
                                                                ====================   ====================

Units sold                                                                   227,351                 91,657
Units redeemed                                                              (112,138)              (284,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                      115,213               (192,418)
Units outstanding, beginning                                                 809,024              1,001,442
                                                                --------------------   --------------------
Units outstanding, ending                                                    924,237                809,024
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,621,212
Cost of units redeemed/account charges                                                          (15,255,938)
Net investment income (loss)                                                                        163,369
Net realized gain (loss)                                                                           (761,235)
Realized gain distributions                                                                       1,534,482
Net change in unrealized appreciation (depreciation)                                                307,017
                                                                                       --------------------
Net assets                                                                             $          1,608,907
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               841   $         1,449              1.25%             -3.3%
12/31/2013                        1.78               774             1,381              1.25%             28.2%
12/31/2012                        1.39               989             1,376              1.25%             19.7%
12/31/2011                        1.16             1,184             1,376              1.25%             -7.8%
12/31/2010                        1.26             1,322             1,665              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                28   $            50              1.00%             -3.1%
12/31/2013                        1.83                 0                 0              1.00%             28.5%
12/31/2012                        1.42                 0                 0              1.00%             20.0%
12/31/2011                        1.19                 0                 0              1.00%             -7.5%
12/31/2010                        1.28                 0                 0              1.00%              6.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.75%             -2.9%
12/31/2013                        1.88                 0                 0              0.75%             28.8%
12/31/2012                        1.46                 0                 0              0.75%             20.3%
12/31/2011                        1.21                 0                 0              0.75%             -7.3%
12/31/2010                        1.31                 0                 0              0.75%              6.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.50%             -2.6%
12/31/2013                        1.93                 0                 0              0.50%             29.1%
12/31/2012                        1.49                 0                 0              0.50%             20.6%
12/31/2011                        1.24                 0                 0              0.50%             -7.1%
12/31/2010                        1.33                 0                 0              0.50%              6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.25%             -2.4%
12/31/2013                        1.98                 0                 0              0.25%             29.4%
12/31/2012                        1.53                 0                 0              0.25%             20.9%
12/31/2011                        1.26                 0                 0              0.25%             -6.8%
12/31/2010                        1.35                 0                 0              0.25%              7.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                55   $           109              0.00%             -2.1%
12/31/2013                        2.03                35                70              0.00%             29.8%
12/31/2012                        1.56                12                19              0.00%             21.2%
12/31/2011                        1.29                11                14              0.00%             -6.6%
12/31/2010                        1.38               155               214              0.00%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               2.7%
       2013               1.0%
       2012               1.6%
       2011               1.6%
       2010               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND R CLASS - 880196803

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,852,132   $     1,932,739           271,270
                                                                         ===============   ===============
Receivables: investments sold                                    6,072
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,858,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,761,748           999,510   $          1.76
Band 100                                                        88,580            48,861              1.81
Band 75                                                             --                --              1.86
Band 50                                                             --                --              1.92
Band 25                                                             --                --              1.97
Band 0                                                           7,876             3,880              2.03
                                                       ---------------   ---------------
 Total                                                 $     1,858,204         1,052,251
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        49,179
Mortality & expense charges                                                                        (26,204)
                                                                                           ---------------
Net investment income (loss)                                                                        22,975
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            81,308
Realized gain distributions                                                                         58,868
Net change in unrealized appreciation (depreciation)                                              (429,592)
                                                                                           ---------------
Net gain (loss)                                                                                   (289,416)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (266,441)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,975   $                780
Net realized gain (loss)                                                      81,308                 57,572
Realized gain distributions                                                   58,868                 61,061
Net change in unrealized appreciation (depreciation)                        (429,592)               219,818
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (266,441)               339,231
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     859,390                362,570
Cost of units redeemed                                                      (482,268)              (305,118)
Account charges                                                                 (848)                  (660)
                                                                --------------------   --------------------
Increase (decrease)                                                          376,274                 56,792
                                                                --------------------   --------------------
Net increase (decrease)                                                      109,833                396,023
Net assets, beginning                                                      1,748,371              1,352,348
                                                                --------------------   --------------------
Net assets, ending                                              $          1,858,204   $          1,748,371
                                                                ====================   ====================

Units sold                                                                   474,422                243,878
Units redeemed                                                              (293,966)              (216,647)
                                                                --------------------   --------------------
Net increase (decrease)                                                      180,456                 27,231
Units outstanding, beginning                                                 871,795                844,564
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,052,251                871,795
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,073,287
Cost of units redeemed/account charges                                                           (2,507,622)
Net investment income (loss)                                                                         80,946
Net realized gain (loss)                                                                           (291,618)
Realized gain distributions                                                                         583,818
Net change in unrealized appreciation (depreciation)                                                (80,607)
                                                                                       --------------------
Net assets                                                                             $          1,858,204
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76             1,000   $         1,762              1.25%            -12.1%
12/31/2013                        2.00               868             1,741              1.25%             25.3%
12/31/2012                        1.60               838             1,341              1.25%             16.8%
12/31/2011                        1.37               687               941              1.25%            -14.1%
12/31/2010                        1.59               707             1,126              1.25%              6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                49   $            89              1.00%            -11.8%
12/31/2013                        2.06                 0                 0              1.00%             25.6%
12/31/2012                        1.64                 0                 0              1.00%             17.1%
12/31/2011                        1.40                 0                 0              1.00%            -13.8%
12/31/2010                        1.62                 0                 0              1.00%              7.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.75%            -11.6%
12/31/2013                        2.11                 0                 0              0.75%             25.9%
12/31/2012                        1.68                 0                 0              0.75%             17.4%
12/31/2011                        1.43                 0                 0              0.75%            -13.6%
12/31/2010                        1.65                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.50%            -11.4%
12/31/2013                        2.16                 0                 0              0.50%             26.2%
12/31/2012                        1.71                 0                 0              0.50%             17.6%
12/31/2011                        1.46                 0                 0              0.50%            -13.4%
12/31/2010                        1.68                 0                 0              0.50%              7.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.25%            -11.2%
12/31/2013                        2.22                 0                 0              0.25%             26.5%
12/31/2012                        1.75                 0                 0              0.25%             17.9%
12/31/2011                        1.49                 0                 0              0.25%            -13.2%
12/31/2010                        1.71                 0                 0              0.25%              8.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 4   $             8              0.00%            -11.0%
12/31/2013                        2.28                 3                 8              0.00%             26.9%
12/31/2012                        1.80                 6                11              0.00%             18.2%
12/31/2011                        1.52                 6                 8              0.00%            -13.0%
12/31/2010                        1.75                 2                 4              0.00%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               2.7%
       2013               1.2%
       2012               2.3%
       2011               2.4%
       2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND A CLASS - 353496508

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,578,020   $     7,757,298           114,876
                                                                         ===============   ===============
Receivables: investments sold                                    2,094
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,580,114
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,573,707         5,431,574   $          1.58
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.64
Band 0                                                           6,407             3,884              1.65
                                                       ---------------   ---------------
 Total                                                 $     8,580,114         5,435,458
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        21,876
Mortality & expense charges                                                                        (84,592)
                                                                                           ---------------
Net investment income (loss)                                                                       (62,716)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           298,862
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               662,434
                                                                                           ---------------
Net gain (loss)                                                                                    961,296
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       898,580
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (62,716)  $               (885)
Net realized gain (loss)                                                     298,862                    246
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         662,434                158,288
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            898,580                157,649
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,346,406              9,728,191
Cost of units redeemed                                                    (8,676,867)            (4,847,360)
Account charges                                                              (20,482)                (6,003)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,649,057              4,874,828
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,547,637              5,032,477
Net assets, beginning                                                      5,032,477                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          8,580,114   $          5,032,477
                                                                ====================   ====================

Units sold                                                                 8,106,392              7,180,366
Units redeemed                                                            (6,287,893)            (3,563,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,818,499              3,616,959
Units outstanding, beginning                                               3,616,959                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,435,458              3,616,959
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         21,074,597
Cost of units redeemed/account charges                                                          (13,550,712)
Net investment income (loss)                                                                        (63,601)
Net realized gain (loss)                                                                            299,108
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                820,722
                                                                                       --------------------
Net assets                                                                             $          8,580,114
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58             5,432   $         8,574              1.25%             13.5%
12/31/2013                        1.39             3,617             5,032              1.25%             27.8%
12/31/2012                        1.09                 0                 0              1.25%             12.3%
12/31/2011                        0.97                 0                 0              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              1.00%             13.7%
12/31/2013                        1.40                 0                 0              1.00%             28.1%
12/31/2012                        1.09                 0                 0              1.00%             12.6%
12/31/2011                        0.97                 0                 0              1.00%             -2.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             14.0%
12/31/2013                        1.41                 0                 0              0.75%             28.4%
12/31/2012                        1.10                 0                 0              0.75%             12.8%
12/31/2011                        0.97                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             14.3%
12/31/2013                        1.42                 0                 0              0.50%             28.7%
12/31/2012                        1.10                 0                 0              0.50%             13.1%
12/31/2011                        0.97                 0                 0              0.50%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%             14.6%
12/31/2013                        1.43                 0                 0              0.25%             29.1%
12/31/2012                        1.11                 0                 0              0.25%             13.4%
12/31/2011                        0.97                 0                 0              0.25%             -2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 4   $             6              0.00%             14.9%
12/31/2013                        1.44                 0                 0              0.00%             29.4%
12/31/2012                        1.11                 0                 0              0.00%             13.7%
12/31/2011                        0.98                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.3%
       2013               0.1%
       2012               0.0%
       2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND R CLASS - 353496730

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       474,851   $       388,000             6,395
                                                                         ===============   ===============
Receivables: investments sold                                      603
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       475,454
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       430,859           275,358   $          1.56
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.62
Band 0                                                          44,595            27,273              1.64
                                                       ---------------   ---------------
 Total                                                 $       475,454           302,631
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,744)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,744)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            59,422
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,096
                                                                                           ---------------
Net gain (loss)                                                                                     73,518
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        67,774
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,744)  $             (5,412)
Net realized gain (loss)                                                      59,422                 73,999
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,096                 57,403
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             67,774                125,990
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     267,090                306,007
Cost of units redeemed                                                      (250,566)              (428,054)
Account charges                                                                 (118)                  (117)
                                                                --------------------   --------------------
Increase (decrease)                                                           16,406               (122,164)
                                                                --------------------   --------------------
Net increase (decrease)                                                       84,180                  3,826
Net assets, beginning                                                        391,274                387,448
                                                                --------------------   --------------------
Net assets, ending                                              $            475,454   $            391,274
                                                                ====================   ====================

Units sold                                                                   190,351                181,166
Units redeemed                                                              (169,781)              (255,853)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,570                (74,687)
Units outstanding, beginning                                                 282,061                356,748
                                                                --------------------   --------------------
Units outstanding, ending                                                    302,631                282,061
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,324,408
Cost of units redeemed/account charges                                                           (1,059,987)
Net investment income (loss)                                                                        (12,005)
Net realized gain (loss)                                                                            136,187
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 86,851
                                                                                       --------------------
Net assets                                                                             $            475,454
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56               275   $           431              1.25%             13.2%
12/31/2013                        1.38               254               351              1.25%             27.5%
12/31/2012                        1.08               334               362              1.25%             12.0%
12/31/2011                        0.97                 0                 0              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              1.00%             13.4%
12/31/2013                        1.39                 0                 0              1.00%             27.8%
12/31/2012                        1.09                 0                 0              1.00%             12.3%
12/31/2011                        0.97                 0                 0              1.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%             13.7%
12/31/2013                        1.40                 0                 0              0.75%             28.1%
12/31/2012                        1.09                 0                 0              0.75%             12.5%
12/31/2011                        0.97                 0                 0              0.75%             -2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.50%             14.0%
12/31/2013                        1.41                 0                 0              0.50%             28.4%
12/31/2012                        1.10                 0                 0              0.50%             12.8%
12/31/2011                        0.97                 0                 0              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.25%             14.3%
12/31/2013                        1.42                 0                 0              0.25%             28.8%
12/31/2012                        1.10                 0                 0              0.25%             13.1%
12/31/2011                        0.97                 0                 0              0.25%             -2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                27   $            45              0.00%             14.6%
12/31/2013                        1.43                28                40              0.00%             29.1%
12/31/2012                        1.11                23                25              0.00%             13.4%
12/31/2011                        0.98                18                18              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.1%
       2012               0.2%
       2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN INCOME FUND R CLASS - 353496722

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       488,786   $       501,412           208,162
                                                                         ===============   ===============
Receivables: investments sold                                    2,477
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       491,263
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       327,133           270,692   $          1.21
Band 100                                                       139,343           114,690              1.21
Band 75                                                             --                --              1.22
Band 50                                                         24,787            20,186              1.23
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $       491,263           405,568
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        12,583
Mortality & expense charges                                                                         (3,531)
                                                                                           ---------------
Net investment income (loss)                                                                         9,052
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,384
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (16,745)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,361)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,309)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,052   $                748
Net realized gain (loss)                                                       4,384                      4
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (16,745)                 4,119
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,309)                 4,871
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     384,543                198,049
Cost of units redeemed                                                       (87,267)                (4,622)
Account charges                                                                 (846)                  (156)
                                                                --------------------   --------------------
Increase (decrease)                                                          296,430                193,271
                                                                --------------------   --------------------
Net increase (decrease)                                                      293,121                198,142
Net assets, beginning                                                        198,142                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            491,263   $            198,142
                                                                ====================   ====================

Units sold                                                                   329,064                171,494
Units redeemed                                                               (90,878)                (4,112)
                                                                --------------------   --------------------
Net increase (decrease)                                                      238,186                167,382
Units outstanding, beginning                                                 167,382                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    405,568                167,382
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            582,592
Cost of units redeemed/account charges                                                              (92,891)
Net investment income (loss)                                                                          9,800
Net realized gain (loss)                                                                              4,388
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (12,626)
                                                                                       --------------------
Net assets                                                                             $            491,263
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21               271   $           327              1.25%              2.1%
12/31/2013                        1.18               167               198              1.25%             12.6%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21               115   $           139              1.00%              2.3%
12/31/2013                        1.19                 0                 0              1.00%             12.9%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.75%              2.6%
12/31/2013                        1.19                 0                 0              0.75%             13.2%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                20   $            25              0.50%              2.9%
12/31/2013                        1.19                 0                 0              0.50%             13.5%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.25%              3.1%
12/31/2013                        1.20                 0                 0              0.25%             13.8%
12/31/2012                        1.05                 0                 0              0.25%              5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.00%              3.4%
12/31/2013                        1.20                 0                 0              0.00%             14.0%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               3.7%
       2013               1.2%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FRANKLIN INCOME FUND ADVISOR CLASS - 353496847

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       674,081   $       661,378           322,664
                                                                         ===============   ===============
Receivables: investments sold                                   93,859
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       767,940
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       767,940           629,998   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $       767,940           629,998
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        27,020
Mortality & expense charges                                                                         (6,865)
                                                                                           ---------------
Net investment income (loss)                                                                        20,155
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,142
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (11,463)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,321)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,834
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,155   $              3,241
Net realized gain (loss)                                                       2,142                  2,327
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (11,463)                24,166
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,834                 29,734
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     274,362              1,197,002
Cost of units redeemed                                                       (50,493)              (693,469)
Account charges                                                                  (16)                   (14)
                                                                --------------------   --------------------
Increase (decrease)                                                          223,853                503,519
                                                                --------------------   --------------------
Net increase (decrease)                                                      234,687                533,253
Net assets, beginning                                                        533,253                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            767,940   $            533,253
                                                                ====================   ====================

Units sold                                                                   223,910              1,062,556
Units redeemed                                                               (42,632)              (613,836)
                                                                --------------------   --------------------
Net increase (decrease)                                                      181,278                448,720
Units outstanding, beginning                                                 448,720                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    629,998                448,720
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,471,364
Cost of units redeemed/account charges                                                             (743,992)
Net investment income (loss)                                                                         23,396
Net realized gain (loss)                                                                              4,469
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 12,703
                                                                                       --------------------
Net assets                                                                             $            767,940
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22               630   $           768              1.25%              2.6%
12/31/2013                        1.19               449               533              1.25%             13.1%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              1.00%              2.8%
12/31/2013                        1.19                 0                 0              1.00%             13.4%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.75%              3.1%
12/31/2013                        1.20                 0                 0              0.75%             13.6%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%              3.3%
12/31/2013                        1.20                 0                 0              0.50%             13.9%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%              3.6%
12/31/2013                        1.20                 0                 0              0.25%             14.2%
12/31/2012                        1.05                 0                 0              0.25%              5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%              3.9%
12/31/2013                        1.21                 0                 0              0.00%             14.5%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               4.2%
       2013               1.9%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R CLASS - 354026601

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       571,052   $       606,791            17,723
                                                                         ===============   ===============
Receivables: investments sold                                    3,724
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       574,776
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       574,776           427,253   $          1.35
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $       574,776           427,253
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,745
Mortality & expense charges                                                                         (4,471)
                                                                                           ---------------
Net investment income (loss)                                                                         6,274
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (144)
Realized gain distributions                                                                         22,825
Net change in unrealized appreciation (depreciation)                                               (34,230)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,549)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,275)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,274   $                792
Net realized gain (loss)                                                        (144)                   253
Realized gain distributions                                                   22,825                  4,232
Net change in unrealized appreciation (depreciation)                         (34,230)                (1,509)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,275)                 3,768
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     500,892                 96,569
Cost of units redeemed                                                       (18,074)                (3,036)
Account charges                                                                  (67)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                          482,751                 93,532
                                                                --------------------   --------------------
Net increase (decrease)                                                      477,476                 97,300
Net assets, beginning                                                         97,300                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            574,776   $             97,300
                                                                ====================   ====================

Units sold                                                                   366,339                 77,307
Units redeemed                                                               (13,925)                (2,468)
                                                                --------------------   --------------------
Net increase (decrease)                                                      352,414                 74,839
Units outstanding, beginning                                                  74,839                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    427,253                 74,839
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            597,461
Cost of units redeemed/account charges                                                              (21,178)
Net investment income (loss)                                                                          7,066
Net realized gain (loss)                                                                                109
Realized gain distributions                                                                          27,057
Net change in unrealized appreciation (depreciation)                                                (35,739)
                                                                                       --------------------
Net assets                                                                             $            574,776
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35               427   $           575              1.25%              3.5%
12/31/2013                        1.30                75                97              1.25%             23.5%
12/31/2012                        1.05                 0                 0              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              1.00%              3.7%
12/31/2013                        1.30                 0                 0              1.00%             23.8%
12/31/2012                        1.05                 0                 0              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.75%              4.0%
12/31/2013                        1.31                 0                 0              0.75%             24.1%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.50%              4.3%
12/31/2013                        1.31                 0                 0              0.50%             24.4%
12/31/2012                        1.05                 0                 0              0.50%              5.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.25%              4.5%
12/31/2013                        1.31                 0                 0              0.25%             24.7%
12/31/2012                        1.05                 0                 0              0.25%              5.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.00%              4.8%
12/31/2013                        1.32                 0                 0              0.00%             25.0%
12/31/2012                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               3.2%
       2013               2.2%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FRANKLIN MUTUAL GLOBAL DISCOVERY FUND Z CLASS - 628380404

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,872,121   $     1,905,081            56,246
                                                                         ===============   ===============
Receivables: investments sold                                    2,015
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,874,136
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,874,136         1,378,183   $          1.36
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $     1,874,136         1,378,183
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        43,876
Mortality & expense charges                                                                        (22,938)
                                                                                           ---------------
Net investment income (loss)                                                                        20,938
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,774
Realized gain distributions                                                                         73,635
Net change in unrealized appreciation (depreciation)                                               (29,060)
                                                                                           ---------------
Net gain (loss)                                                                                     47,349
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        68,287
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,938   $             19,253
Net realized gain (loss)                                                       2,774                    (56)
Realized gain distributions                                                   73,635                 68,382
Net change in unrealized appreciation (depreciation)                         (29,060)                (3,900)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             68,287                 83,679
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     399,364              1,730,684
Cost of units redeemed                                                      (230,540)              (177,099)
Account charges                                                                 (101)                  (138)
                                                                --------------------   --------------------
Increase (decrease)                                                          168,723              1,553,447
                                                                --------------------   --------------------
Net increase (decrease)                                                      237,010              1,637,126
Net assets, beginning                                                      1,637,126                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,874,136   $          1,637,126
                                                                ====================   ====================

Units sold                                                                   302,835              1,392,194
Units redeemed                                                              (176,925)              (139,921)
                                                                --------------------   --------------------
Net increase (decrease)                                                      125,910              1,252,273
Units outstanding, beginning                                               1,252,273                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,378,183              1,252,273
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,130,048
Cost of units redeemed/account charges                                                             (407,878)
Net investment income (loss)                                                                         40,191
Net realized gain (loss)                                                                              2,718
Realized gain distributions                                                                         142,017
Net change in unrealized appreciation (depreciation)                                                (32,960)
                                                                                       --------------------
Net assets                                                                             $          1,874,136
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36             1,378   $         1,874              1.25%              4.0%
12/31/2013                        1.31             1,252             1,637              1.25%             24.1%
12/31/2012                        1.05                 0                 0              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              1.00%              4.3%
12/31/2013                        1.31                 0                 0              1.00%             24.4%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.75%              4.5%
12/31/2013                        1.31                 0                 0              0.75%             24.7%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.50%              4.8%
12/31/2013                        1.32                 0                 0              0.50%             25.0%
12/31/2012                        1.05                 0                 0              0.50%              5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.25%              5.1%
12/31/2013                        1.32                 0                 0              0.25%             25.3%
12/31/2012                        1.05                 0                 0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.00%              5.3%
12/31/2013                        1.33                 0                 0              0.00%             25.6%
12/31/2012                        1.06                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               2.5%
       2013               3.0%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND A CLASS - 880208103

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,418,839   $    17,390,679         1,326,843
                                                                         ===============   ===============
Receivables: investments sold                                  113,630
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,532,469
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,272,215        14,398,254   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                         260,254           218,576              1.19
                                                       ---------------   ---------------
 Total                                                 $    16,532,469        14,616,830
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       981,224
Mortality & expense charges                                                                       (164,797)
                                                                                           ---------------
Net investment income (loss)                                                                       816,427
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (12,935)
Realized gain distributions                                                                         35,484
Net change in unrealized appreciation (depreciation)                                              (901,476)
                                                                                           ---------------
Net gain (loss)                                                                                   (878,927)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (62,500)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            816,427   $            165,632
Net realized gain (loss)                                                     (12,935)                (4,973)
Realized gain distributions                                                   35,484                  1,870
Net change in unrealized appreciation (depreciation)                        (901,476)              (103,836)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (62,500)                58,693
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,466,537             11,049,533
Cost of units redeemed                                                    (7,118,235)            (4,746,787)
Account charges                                                              (39,585)               (15,157)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,308,717              6,287,589
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,246,217              6,346,282
Net assets, beginning                                                      9,286,252              2,939,970
                                                                --------------------   --------------------
Net assets, ending                                              $         16,532,469   $          9,286,252
                                                                ====================   ====================

Units sold                                                                13,134,101              9,872,835
Units redeemed                                                            (6,738,433)            (4,265,253)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,395,668              5,607,582
Units outstanding, beginning                                               8,221,162              2,613,580
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,616,830              8,221,162
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         28,842,975
Cost of units redeemed/account charges                                                          (12,512,603)
Net investment income (loss)                                                                      1,100,445
Net realized gain (loss)                                                                             (1,533)
Realized gain distributions                                                                          75,025
Net change in unrealized appreciation (depreciation)                                               (971,840)
                                                                                       --------------------
Net assets                                                                             $         16,532,469
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13            14,398   $        16,272              1.25%              0.3%
12/31/2013                        1.13             7,684             8,657              1.25%              1.0%
12/31/2012                        1.12             1,856             2,071              1.25%             14.4%
12/31/2011                        0.98               253               246              1.25%             -3.6%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%              0.6%
12/31/2013                        1.14                 0                 0              1.00%              1.2%
12/31/2012                        1.12                 0                 0              1.00%             14.7%
12/31/2011                        0.98                 0                 0              1.00%             -3.3%
12/31/2010                        1.01                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%              0.8%
12/31/2013                        1.14                 0                 0              0.75%              1.5%
12/31/2012                        1.13                 0                 0              0.75%             14.9%
12/31/2011                        0.98                 0                 0              0.75%             -3.1%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.50%              1.1%
12/31/2013                        1.15                 0                 0              0.50%              1.7%
12/31/2012                        1.13                 0                 0              0.50%             15.2%
12/31/2011                        0.98                 0                 0              0.50%             -2.9%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.25%              1.3%
12/31/2013                        1.16                 0                 0              0.25%              2.0%
12/31/2012                        1.14                 0                 0              0.25%             15.5%
12/31/2011                        0.99                 0                 0              0.25%             -2.6%
12/31/2010                        1.01                 0                 0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19               219   $           260              0.00%              1.6%
12/31/2013                        1.17               537               630              0.00%              2.2%
12/31/2012                        1.15               758               869              0.00%             15.8%
12/31/2011                        0.99                 0                 0              0.00%             -2.4%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.6%
      2013          3.6%
      2012          8.4%
      2011          2.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND R CLASS - 880208848

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,128,734   $     1,187,155            91,247
                                                                         ===============   ===============
Receivables: investments sold                                    8,209
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,136,943
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,136,943         1,016,454   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $     1,136,943         1,016,454
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        68,426
Mortality & expense charges                                                                        (13,062)
                                                                                           ---------------
Net investment income (loss)                                                                        55,364
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,177)
Realized gain distributions                                                                          2,442
Net change in unrealized appreciation (depreciation)                                               (49,841)
                                                                                           ---------------
Net gain (loss)                                                                                    (50,576)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             55,364   $             13,908
Net realized gain (loss)                                                      (3,177)                 9,751
Realized gain distributions                                                    2,442                    154
Net change in unrealized appreciation (depreciation)                         (49,841)               (18,067)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,788                  5,746
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     885,557                665,705
Cost of units redeemed                                                      (425,105)              (444,034)
Account charges                                                                 (650)                  (318)
                                                                --------------------   --------------------
Increase (decrease)                                                          459,802                221,353
                                                                --------------------   --------------------
Net increase (decrease)                                                      464,590                227,099
Net assets, beginning                                                        672,353                445,254
                                                                --------------------   --------------------
Net assets, ending                                              $          1,136,943   $            672,353
                                                                ====================   ====================

Units sold                                                                   796,399                600,493
Units redeemed                                                              (381,453)              (400,111)
                                                                --------------------   --------------------
Net increase (decrease)                                                      414,946                200,382
Units outstanding, beginning                                                 601,508                401,126
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,016,454                601,508
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,446,993
Cost of units redeemed/account charges                                                           (1,360,825)
Net investment income (loss)                                                                         88,752
Net realized gain (loss)                                                                             11,710
Realized gain distributions                                                                           8,734
Net change in unrealized appreciation (depreciation)                                                (58,421)
                                                                                       --------------------
Net assets                                                                             $          1,136,943
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12             1,016   $         1,137              1.25%              0.1%
12/31/2013                        1.12               602               672              1.25%              0.7%
12/31/2012                        1.11               401               445              1.25%             14.1%
12/31/2011                        0.97               113               110              1.25%             -3.8%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              0.3%
12/31/2013                        1.13                 0                 0              1.00%              1.0%
12/31/2012                        1.12                 0                 0              1.00%             14.4%
12/31/2011                        0.98                 0                 0              1.00%             -3.6%
12/31/2010                        1.01                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%              0.6%
12/31/2013                        1.14                 0                 0              0.75%              1.2%
12/31/2012                        1.12                 0                 0              0.75%             14.7%
12/31/2011                        0.98                 0                 0              0.75%             -3.3%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.50%              0.8%
12/31/2013                        1.14                 0                 0              0.50%              1.5%
12/31/2012                        1.13                 0                 0              0.50%             14.9%
12/31/2011                        0.98                 0                 0              0.50%             -3.1%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              1.1%
12/31/2013                        1.15                 0                 0              0.25%              1.7%
12/31/2012                        1.13                 0                 0              0.25%             15.2%
12/31/2011                        0.98                 0                 0              0.25%             -2.9%
12/31/2010                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              1.3%
12/31/2013                        1.16                 0                 0              0.00%              2.0%
12/31/2012                        1.14                 0                 0              0.00%             15.5%
12/31/2011                        0.99                 0                 0              0.00%             -2.6%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.6%
      2013          3.7%
      2012          7.3%
      2011          7.7%
      2010          2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                FRANKLIN SMALL CAP VALUE FUND A CLASS - 355148305

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       892,075   $       870,173            16,537
                                                                         ===============   ===============
Receivables: investments sold                                      764
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       892,839
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       892,839           566,857   $          1.58
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.71
Band 0                                                              --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $       892,839           566,857
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,680
Mortality & expense charges                                                                         (7,534)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,854)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,980
Realized gain distributions                                                                         71,883
Net change in unrealized appreciation (depreciation)                                               (88,064)
                                                                                           ---------------
Net gain (loss)                                                                                      6,799
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           945
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,854)  $             (3,028)
Net realized gain (loss)                                                      22,980                  2,817
Realized gain distributions                                                   71,883                 22,908
Net change in unrealized appreciation (depreciation)                         (88,064)                93,944
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                945                116,641
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     488,009                119,967
Cost of units redeemed                                                      (115,114)               (15,296)
Account charges                                                                 (117)                   (64)
                                                                --------------------   --------------------
Increase (decrease)                                                          372,778                104,607
                                                                --------------------   --------------------
Net increase (decrease)                                                      373,723                221,248
Net assets, beginning                                                        519,116                297,868
                                                                --------------------   --------------------
Net assets, ending                                              $            892,839   $            519,116
                                                                ====================   ====================

Units sold                                                                   314,000                 88,178
Units redeemed                                                               (72,628)               (11,173)
                                                                --------------------   --------------------
Net increase (decrease)                                                      241,372                 77,005
Units outstanding, beginning                                                 325,485                248,480
                                                                --------------------   --------------------
Units outstanding, ending                                                    566,857                325,485
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            970,666
Cost of units redeemed/account charges                                                             (250,104)
Net investment income (loss)                                                                        (12,335)
Net realized gain (loss)                                                                             50,825
Realized gain distributions                                                                         111,885
Net change in unrealized appreciation (depreciation)                                                 21,902
                                                                                       --------------------
Net assets                                                                             $            892,839
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               567   $           893              1.25%             -1.2%
12/31/2013                        1.59               325               519              1.25%             33.0%
12/31/2012                        1.20               248               298              1.25%             16.9%
12/31/2011                        1.03               194               199              1.25%             -4.9%
12/31/2010                        1.08               137               148              1.25%             25.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              1.00%             -1.0%
12/31/2013                        1.62                 0                 0              1.00%             33.4%
12/31/2012                        1.22                 0                 0              1.00%             17.2%
12/31/2011                        1.04                 0                 0              1.00%             -4.6%
12/31/2010                        1.09                 0                 0              1.00%             25.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.75%             -0.7%
12/31/2013                        1.65                 0                 0              0.75%             33.7%
12/31/2012                        1.24                 0                 0              0.75%             17.5%
12/31/2011                        1.05                 0                 0              0.75%             -4.4%
12/31/2010                        1.10                 0                 0              0.75%             26.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.50%             -0.5%
12/31/2013                        1.68                 0                 0              0.50%             34.0%
12/31/2012                        1.26                 0                 0              0.50%             17.8%
12/31/2011                        1.07                 0                 0              0.50%             -4.1%
12/31/2010                        1.11                 0                 0              0.50%             26.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.25%             -0.3%
12/31/2013                        1.71                 0                 0              0.25%             34.4%
12/31/2012                        1.28                 0                 0              0.25%             18.1%
12/31/2011                        1.08                 0                 0              0.25%             -3.9%
12/31/2010                        1.12                 0                 0              0.25%             26.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.00%              0.0%
12/31/2013                        1.74                 0                 0              0.00%             34.7%
12/31/2012                        1.30                 0                 0              0.00%             18.3%
12/31/2011                        1.09                 0                 0              0.00%             -3.7%
12/31/2010                        1.14                 0                 0              0.00%             27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.5%
      2012          1.2%
      2011          0.4%
      2010          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FRANKLIN SMALL CAP VALUE FUND R CLASS - 355148826

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,822,658   $     1,702,950            34,380
                                                                         ===============   ===============
Receivables: investments sold                                   17,376
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,840,034
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,693,706         1,094,571   $          1.55
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.68
Band 0                                                         146,328            85,361              1.71
                                                       ---------------   ---------------
 Total                                                 $     1,840,034         1,179,932
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            53
Mortality & expense charges                                                                        (21,971)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,918)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           307,843
Realized gain distributions                                                                        159,292
Net change in unrealized appreciation (depreciation)                                              (471,233)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,098)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (26,016)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,918)  $            (18,393)
Net realized gain (loss)                                                     307,843                161,081
Realized gain distributions                                                  159,292                107,827
Net change in unrealized appreciation (depreciation)                        (471,233)               329,568
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,016)               580,083
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     742,203                830,098
Cost of units redeemed                                                    (1,297,269)              (613,915)
Account charges                                                                 (897)                (1,129)
                                                                --------------------   --------------------
Increase (decrease)                                                         (555,963)               215,054
                                                                --------------------   --------------------
Net increase (decrease)                                                     (581,979)               795,137
Net assets, beginning                                                      2,422,013              1,626,876
                                                                --------------------   --------------------
Net assets, ending                                              $          1,840,034   $          2,422,013
                                                                ====================   ====================

Units sold                                                                   480,909                660,647
Units redeemed                                                              (830,804)              (496,957)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (349,895)               163,690
Units outstanding, beginning                                               1,529,827              1,366,137
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,179,932              1,529,827
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,993,052
Cost of units redeemed/account charges                                                           (3,106,303)
Net investment income (loss)                                                                        (66,272)
Net realized gain (loss)                                                                            525,236
Realized gain distributions                                                                         374,613
Net change in unrealized appreciation (depreciation)                                                119,708
                                                                                       --------------------
Net assets                                                                             $          1,840,034
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55             1,095   $         1,694              1.25%             -1.5%
12/31/2013                        1.57             1,395             2,191              1.25%             32.8%
12/31/2012                        1.18             1,246             1,473              1.25%             16.6%
12/31/2011                        1.01             1,069             1,084              1.25%             -5.0%
12/31/2010                        1.07             1,015             1,084              1.25%             25.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              1.00%             -1.2%
12/31/2013                        1.60                 0                 0              1.00%             33.1%
12/31/2012                        1.20                 0                 0              1.00%             16.9%
12/31/2011                        1.03                 0                 0              1.00%             -4.8%
12/31/2010                        1.08                 0                 0              1.00%             25.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             -1.0%
12/31/2013                        1.63                 0                 0              0.75%             33.5%
12/31/2012                        1.22                 0                 0              0.75%             17.2%
12/31/2011                        1.04                 0                 0              0.75%             -4.6%
12/31/2010                        1.09                 0                 0              0.75%             25.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%             -0.7%
12/31/2013                        1.66                 0                 0              0.50%             33.8%
12/31/2012                        1.24                 0                 0              0.50%             17.5%
12/31/2011                        1.05                 0                 0              0.50%             -4.3%
12/31/2010                        1.10                 0                 0              0.50%             26.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%             -0.5%
12/31/2013                        1.69                 0                 0              0.25%             34.1%
12/31/2012                        1.26                 0                 0              0.25%             17.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%
12/31/2010                        1.11                 0                 0              0.25%             26.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                85   $           146              0.00%             -0.2%
12/31/2013                        1.72               135               231              0.00%             34.5%
12/31/2012                        1.28               120               153              0.00%             18.1%
12/31/2011                        1.08               138               149              0.00%             -3.8%
12/31/2010                        1.13               154               173              0.00%             26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.3%
      2012          0.9%
      2011          0.2%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FRANKLIN SMALL-MID CAP GROWTH FUND R CLASS - 354713547

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       469,957   $       506,814            13,777
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $       469,956
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       325,946           145,814   $          2.24
Band 100                                                       144,010            62,735              2.30
Band 75                                                             --                --              2.36
Band 50                                                             --                --              2.42
Band 25                                                             --                --              2.49
Band 0                                                              --                --              2.55
                                                       ---------------   ---------------
 Total                                                 $       469,956           208,549
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,800)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,800)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,921
Realized gain distributions                                                                         85,064
Net change in unrealized appreciation (depreciation)                                               (69,794)
                                                                                           ---------------
Net gain (loss)                                                                                     37,191
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        31,391
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,800)  $             (4,479)
Net realized gain (loss)                                                      21,921                 26,840
Realized gain distributions                                                   85,064                 64,588
Net change in unrealized appreciation (depreciation)                         (69,794)                25,209
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,391                112,158
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     150,208                227,454
Cost of units redeemed                                                      (217,299)              (114,130)
Account charges                                                                 (121)                   (86)
                                                                --------------------   --------------------
Increase (decrease)                                                          (67,212)               113,238
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,821)               225,396
Net assets, beginning                                                        505,777                280,381
                                                                --------------------   --------------------
Net assets, ending                                              $            469,956   $            505,777
                                                                ====================   ====================

Units sold                                                                   114,848                120,605
Units redeemed                                                              (146,052)               (62,325)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,204)                58,280
Units outstanding, beginning                                                 239,753                181,473
                                                                --------------------   --------------------
Units outstanding, ending                                                    208,549                239,753
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            956,679
Cost of units redeemed/account charges                                                             (685,672)
Net investment income (loss)                                                                        (22,636)
Net realized gain (loss)                                                                             51,006
Realized gain distributions                                                                         207,436
Net change in unrealized appreciation (depreciation)                                                (36,857)
                                                                                       --------------------
Net assets                                                                             $            469,956
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24               146   $           326              1.25%              6.0%
12/31/2013                        2.11               240               506              1.25%             36.5%
12/31/2012                        1.55               181               280              1.25%              9.1%
12/31/2011                        1.42               165               234              1.25%             -6.3%
12/31/2010                        1.51               131               198              1.25%             26.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                63   $           144              1.00%              6.2%
12/31/2013                        2.16                 0                 0              1.00%             36.9%
12/31/2012                        1.58                 0                 0              1.00%              9.3%
12/31/2011                        1.44                 0                 0              1.00%             -6.1%
12/31/2010                        1.54                 0                 0              1.00%             26.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36                 0   $             0              0.75%              6.5%
12/31/2013                        2.21                 0                 0              0.75%             37.2%
12/31/2012                        1.61                 0                 0              0.75%              9.6%
12/31/2011                        1.47                 0                 0              0.75%             -5.8%
12/31/2010                        1.56                 0                 0              0.75%             27.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.42                 0   $             0              0.50%              6.8%
12/31/2013                        2.27                 0                 0              0.50%             37.6%
12/31/2012                        1.65                 0                 0              0.50%              9.9%
12/31/2011                        1.50                 0                 0              0.50%             -5.6%
12/31/2010                        1.59                 0                 0              0.50%             27.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.49                 0   $             0              0.25%              7.0%
12/31/2013                        2.32                 0                 0              0.25%             37.9%
12/31/2012                        1.68                 0                 0              0.25%             10.2%
12/31/2011                        1.53                 0                 0              0.25%             -5.4%
12/31/2010                        1.62                 0                 0              0.25%             27.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.55                 0   $             0              0.00%              7.3%
12/31/2013                        2.38                 0                 0              0.00%             38.3%
12/31/2012                        1.72                 0                 0              0.00%             10.4%
12/31/2011                        1.56                 0                 0              0.00%             -5.1%
12/31/2010                        1.64                 0                 0              0.00%             28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND A CLASS - 354713505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       263,093   $       278,381            26,342
                                                                         ===============   ===============
Receivables: investments sold                                      329
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       263,422
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       263,422           235,731   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $       263,422           235,731
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        13,509
Mortality & expense charges                                                                         (3,230)
                                                                                           ---------------
Net investment income (loss)                                                                        10,279
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (3)
Realized gain distributions                                                                          2,459
Net change in unrealized appreciation (depreciation)                                               (11,991)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,535)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           744
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,279   $              6,059
Net realized gain (loss)                                                          (3)                  (196)
Realized gain distributions                                                    2,459                  2,205
Net change in unrealized appreciation (depreciation)                         (11,991)                (5,802)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                744                  2,266
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      22,117                133,705
Cost of units redeemed                                                        (2,492)               (30,755)
Account charges                                                                 (301)                  (187)
                                                                --------------------   --------------------
Increase (decrease)                                                           19,324                102,763
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,068                105,029
Net assets, beginning                                                        243,354                138,325
                                                                --------------------   --------------------
Net assets, ending                                              $            263,422   $            243,354
                                                                ====================   ====================

Units sold                                                                    19,513                120,612
Units redeemed                                                                (2,445)               (28,621)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,068                 91,991
Units outstanding, beginning                                                 218,663                126,672
                                                                --------------------   --------------------
Units outstanding, ending                                                    235,731                218,663
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            288,974
Cost of units redeemed/account charges                                                              (35,926)
Net investment income (loss)                                                                         20,670
Net realized gain (loss)                                                                               (140)
Realized gain distributions                                                                           5,132
Net change in unrealized appreciation (depreciation)                                                (15,288)
                                                                                       --------------------
Net assets                                                                             $            263,422
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12               236   $           263              1.25%              0.4%
12/31/2013                        1.11               219               243              1.25%              1.9%
12/31/2012                        1.09               127               138              1.25%             10.9%
12/31/2011                        0.98                 7                 7              1.25%             -1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              0.7%
12/31/2013                        1.12                 0                 0              1.00%              2.2%
12/31/2012                        1.10                 0                 0              1.00%             11.2%
12/31/2011                        0.99                 0                 0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%              0.9%
12/31/2013                        1.13                 0                 0              0.75%              2.4%
12/31/2012                        1.10                 0                 0              0.75%             11.5%
12/31/2011                        0.99                 0                 0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.50%              1.2%
12/31/2013                        1.13                 0                 0              0.50%              2.7%
12/31/2012                        1.10                 0                 0              0.50%             11.8%
12/31/2011                        0.99                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.25%              1.4%
12/31/2013                        1.14                 0                 0              0.25%              2.9%
12/31/2012                        1.11                 0                 0              0.25%             12.1%
12/31/2011                        0.99                 0                 0              0.25%             -1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              1.7%
12/31/2013                        1.15                 0                 0              0.00%              3.2%
12/31/2012                        1.11                 0                 0              0.00%             12.3%
12/31/2011                        0.99                 0                 0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.3%
      2013          4.4%
      2012          7.5%
      2011          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS GROWTH OPPORTUNITIES FUND SERVICE CLASS - 38142Y500

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       126,677   $       142,702             5,239
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (468)
                                                       ---------------
Net assets                                             $       126,209
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       126,209            82,658   $          1.53
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $       126,209            82,658
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,120)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,120)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (257)
Realized gain distributions                                                                         25,485
Net change in unrealized appreciation (depreciation)                                               (15,360)
                                                                                           ---------------
Net gain (loss)                                                                                      9,868
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,748
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,120)  $                (46)
Net realized gain (loss)                                                        (257)                    --
Realized gain distributions                                                   25,485                  1,942
Net change in unrealized appreciation (depreciation)                         (15,360)                  (665)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,748                  1,231
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     180,233                 25,098
Cost of units redeemed                                                       (89,087)                    --
Account charges                                                                  (14)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           91,132                 25,098
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,880                 26,329
Net assets, beginning                                                         26,329                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            126,209   $             26,329
                                                                ====================   ====================

Units sold                                                                   127,300                 18,883
Units redeemed                                                               (63,525)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,775                 18,883
Units outstanding, beginning                                                  18,883                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     82,658                 18,883
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            205,331
Cost of units redeemed/account charges                                                              (89,101)
Net investment income (loss)                                                                         (1,166)
Net realized gain (loss)                                                                               (257)
Realized gain distributions                                                                          27,427
Net change in unrealized appreciation (depreciation)                                                (16,025)
                                                                                       --------------------
Net assets                                                                             $            126,209
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                83   $           126              1.25%              9.5%
12/31/2013                        1.39                19                26              1.25%             30.0%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%              9.8%
12/31/2013                        1.40                 0                 0              1.00%             30.4%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.75%             10.1%
12/31/2013                        1.40                 0                 0              0.75%             30.7%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%             10.3%
12/31/2013                        1.41                 0                 0              0.50%             31.0%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%             10.6%
12/31/2013                        1.41                 0                 0              0.25%             31.3%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.00%             10.9%
12/31/2013                        1.41                 0                 0              0.00%             31.7%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS GROWTH OPPORTUNITIES FUND IR CLASS - 38144N346

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,484,651   $     4,882,554           175,921
                                                                         ===============   ===============
Receivables: investments sold                                    1,357
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,486,008
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,485,275         2,915,199   $          1.54
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                             733               464              1.58
                                                       ---------------   ---------------
 Total                                                 $     4,486,008         2,915,663
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (35,668)
                                                                                           ---------------
Net investment income (loss)                                                                       (35,668)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,739
Realized gain distributions                                                                        763,914
Net change in unrealized appreciation (depreciation)                                              (422,782)
                                                                                           ---------------
Net gain (loss)                                                                                    351,871
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       316,203
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (35,668)  $             (3,253)
Net realized gain (loss)                                                      10,739                  6,707
Realized gain distributions                                                  763,914                 66,546
Net change in unrealized appreciation (depreciation)                        (422,782)                24,879
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            316,203                 94,879
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,629,671              5,122,730
Cost of units redeemed                                                    (3,036,757)            (2,630,637)
Account charges                                                               (7,202)                (2,879)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,585,712              2,489,214
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,901,915              2,584,093
Net assets, beginning                                                      2,584,093                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,486,008   $          2,584,093
                                                                ====================   ====================

Units sold                                                                 3,285,136              3,783,860
Units redeemed                                                            (2,215,332)            (1,938,001)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,069,804              1,845,859
Units outstanding, beginning                                               1,845,859                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,915,663              1,845,859
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          9,752,401
Cost of units redeemed/account charges                                                           (5,677,475)
Net investment income (loss)                                                                        (38,921)
Net realized gain (loss)                                                                             17,446
Realized gain distributions                                                                         830,460
Net change in unrealized appreciation (depreciation)                                               (397,903)
                                                                                       --------------------
Net assets                                                                             $          4,486,008
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54             2,915   $         4,485              1.25%              9.9%
12/31/2013                        1.40             1,846             2,584              1.25%             30.5%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              1.00%             10.2%
12/31/2013                        1.40                 0                 0              1.00%             30.9%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%             10.5%
12/31/2013                        1.41                 0                 0              0.75%             31.2%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%             10.7%
12/31/2013                        1.41                 0                 0              0.50%             31.5%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.25%             11.0%
12/31/2013                        1.42                 0                 0              0.25%             31.8%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             1              0.00%             11.3%
12/31/2013                        1.42                 0                 0              0.00%             32.2%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO SERVICE CLASS - 38142V480

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           196   $           202                15
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $           195
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           195               176   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $           195               176
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             3
Mortality & expense charges                                                                           (314)
                                                                                           ---------------
Net investment income (loss)                                                                          (311)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,327
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,232)
                                                                                           ---------------
Net gain (loss)                                                                                      1,095
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           784
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (311)  $                175
Net realized gain (loss)                                                       3,327                     20
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,232)                 2,220
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                784                  2,415
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,656                 23,458
Cost of units redeemed                                                       (32,155)                   (91)
Account charges                                                                   (1)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                          (26,500)                23,335
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,716)                25,750
Net assets, beginning                                                         25,911                    161
                                                                --------------------   --------------------
Net assets, ending                                              $                195   $             25,911
                                                                ====================   ====================

Units sold                                                                     5,033                 23,604
Units redeemed                                                               (28,507)                  (126)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,474)                23,478
Units outstanding, beginning                                                  23,650                    172
                                                                --------------------   --------------------
Units outstanding, ending                                                        176                 23,650
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             31,615
Cost of units redeemed/account charges                                                              (34,703)
Net investment income (loss)                                                                           (122)
Net realized gain (loss)                                                                              3,407
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                     (6)
                                                                                       --------------------
Net assets                                                                             $                195
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              1.25%              1.0%
12/31/2013                        1.10                24                26              1.25%             16.7%
12/31/2012                        0.94                 0                 0              1.25%             13.0%
12/31/2011                        0.83                 0                 0              1.25%             -7.3%
12/31/2010                        0.90                 0                 0              1.25%              9.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              1.3%
12/31/2013                        1.12                 0                 0              1.00%             17.0%
12/31/2012                        0.95                 0                 0              1.00%             13.3%
12/31/2011                        0.84                 0                 0              1.00%             -7.1%
12/31/2010                        0.91                 0                 0              1.00%             10.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%              1.6%
12/31/2013                        1.14                 0                 0              0.75%             17.3%
12/31/2012                        0.97                 0                 0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -6.9%
12/31/2010                        0.92                 0                 0              0.75%             10.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.50%              1.8%
12/31/2013                        1.16                 0                 0              0.50%             17.6%
12/31/2012                        0.98                 0                 0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -6.6%
12/31/2010                        0.92                 0                 0              0.50%             10.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.25%              2.1%
12/31/2013                        1.18                 0                 0              0.25%             17.9%
12/31/2012                        1.00                 0                 0              0.25%             14.2%
12/31/2011                        0.87                 0                 0              0.25%             -6.4%
12/31/2010                        0.93                 0                 0              0.25%             11.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.00%              2.3%
12/31/2013                        1.20                 0                 0              0.00%             18.2%
12/31/2012                        1.01                 0                 0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -6.2%
12/31/2010                        0.94                 0                 0              0.00%             11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          2.6%
      2012          3.6%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 38142V498

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        21,646   $        19,154             1,679
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        21,659
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        21,659            18,793   $          1.15
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $        21,659            18,793
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           551
Mortality & expense charges                                                                           (252)
                                                                                           ---------------
Net investment income (loss)                                                                           299
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                63
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (89)
                                                                                           ---------------
Net gain (loss)                                                                                        (26)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           273
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                299   $                130
Net realized gain (loss)                                                          63                     10
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (89)                 2,236
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                273                  2,376
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,063                  3,019
Cost of units redeemed                                                          (260)                    --
Account charges                                                                   (5)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,798                  3,017
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,071                  5,393
Net assets, beginning                                                         17,588                 12,195
                                                                --------------------   --------------------
Net assets, ending                                              $             21,659   $             17,588
                                                                ====================   ====================

Units sold                                                                     3,529                  2,890
Units redeemed                                                                  (224)                    (2)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,305                  2,888
Units outstanding, beginning                                                  15,488                 12,600
                                                                --------------------   --------------------
Units outstanding, ending                                                     18,793                 15,488
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            360,291
Cost of units redeemed/account charges                                                             (297,876)
Net investment income (loss)                                                                         13,440
Net realized gain (loss)                                                                            (69,795)
Realized gain distributions                                                                          13,107
Net change in unrealized appreciation (depreciation)                                                  2,492
                                                                                       --------------------
Net assets                                                                             $             21,659
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                19   $            22              1.25%              1.5%
12/31/2013                        1.14                15                18              1.25%             17.3%
12/31/2012                        0.97                13                12              1.25%             13.5%
12/31/2011                        0.85                20                17              1.25%             -6.9%
12/31/2010                        0.92                27                25              1.25%             10.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.00%              1.7%
12/31/2013                        1.16                 0                 0              1.00%             17.6%
12/31/2012                        0.98                 0                 0              1.00%             13.8%
12/31/2011                        0.86                 0                 0              1.00%             -6.6%
12/31/2010                        0.93                 0                 0              1.00%             10.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              2.0%
12/31/2013                        1.18                 0                 0              0.75%             17.9%
12/31/2012                        1.00                 0                 0              0.75%             14.1%
12/31/2011                        0.88                 0                 0              0.75%             -6.4%
12/31/2010                        0.93                 0                 0              0.75%             11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.50%              2.3%
12/31/2013                        1.20                 0                 0              0.50%             18.2%
12/31/2012                        1.01                 0                 0              0.50%             14.4%
12/31/2011                        0.89                 0                 0              0.50%             -6.2%
12/31/2010                        0.94                 0                 0              0.50%             11.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%              2.5%
12/31/2013                        1.22                 0                 0              0.25%             18.5%
12/31/2012                        1.03                 0                 0              0.25%             14.7%
12/31/2011                        0.90                 0                 0              0.25%             -5.9%
12/31/2010                        0.95                 0                 0              0.25%             11.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              2.8%
12/31/2013                        1.24                 0                 0              0.00%             18.8%
12/31/2012                        1.05                 0                 0              0.00%             14.9%
12/31/2011                        0.91                 0                 0              0.00%             -5.7%
12/31/2010                        0.96                 0                 0              0.00%             11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          2.1%
      2012          2.2%
      2011          2.3%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS SERVICE CLASS - 38142V837

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        85,523   $        80,573             8,666
                                                                         ===============   ===============
Receivables: investments sold                                      184
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        85,707
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        85,375           110,733   $          0.77
Band 100                                                            --                --              0.78
Band 75                                                             --                --              0.80
Band 50                                                             --                --              0.81
Band 25                                                             --                --              0.83
Band 0                                                             332               394              0.84
                                                       ---------------   ---------------
 Total                                                 $        85,707           111,127
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,178
Mortality & expense charges                                                                         (1,161)
                                                                                           ---------------
Net investment income (loss)                                                                         2,017
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,979
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (14,400)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,421)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (8,404)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,017   $              1,499
Net realized gain (loss)                                                       3,979                  1,456
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (14,400)                14,422
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (8,404)                17,377
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,303                 15,283
Cost of units redeemed                                                       (22,321)                (7,247)
Account charges                                                                  (27)                   (19)
                                                                --------------------   --------------------
Increase (decrease)                                                          (13,045)                 8,017
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,449)                25,394
Net assets, beginning                                                        107,156                 81,762
                                                                --------------------   --------------------
Net assets, ending                                              $             85,707   $            107,156
                                                                ====================   ====================

Units sold                                                                    11,199                 25,464
Units redeemed                                                               (26,786)               (15,952)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,587)                 9,512
Units outstanding, beginning                                                 126,714                117,202
                                                                --------------------   --------------------
Units outstanding, ending                                                    111,127                126,714
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            223,855
Cost of units redeemed/account charges                                                             (157,848)
Net investment income (loss)                                                                          8,778
Net realized gain (loss)                                                                              5,972
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  4,950
                                                                                       --------------------
Net assets                                                                             $             85,707
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.77               111   $            85              1.25%             -8.8%
12/31/2013                        0.85               126               107              1.25%             21.2%
12/31/2012                        0.70               117                82              1.25%             15.2%
12/31/2011                        0.61               133                81              1.25%            -17.3%
12/31/2010                        0.73                30                22              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                 0   $             0              1.00%             -8.6%
12/31/2013                        0.86                 0                 0              1.00%             21.5%
12/31/2012                        0.71                 0                 0              1.00%             15.5%
12/31/2011                        0.61                 0                 0              1.00%            -17.1%
12/31/2010                        0.74                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.80                 0   $             0              0.75%             -8.4%
12/31/2013                        0.87                 0                 0              0.75%             21.8%
12/31/2012                        0.72                 0                 0              0.75%             15.8%
12/31/2011                        0.62                 0                 0              0.75%            -16.9%
12/31/2010                        0.74                 0                 0              0.75%              6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.81                 0   $             0              0.50%             -8.1%
12/31/2013                        0.89                 0                 0              0.50%             22.1%
12/31/2012                        0.72                 0                 0              0.50%             16.1%
12/31/2011                        0.62                 0                 0              0.50%            -16.7%
12/31/2010                        0.75                 0                 0              0.50%              6.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.83                 0   $             0              0.25%             -7.9%
12/31/2013                        0.90                 0                 0              0.25%             22.4%
12/31/2012                        0.73                 0                 0              0.25%             16.3%
12/31/2011                        0.63                 0                 0              0.25%            -16.5%
12/31/2010                        0.76                 0                 0              0.25%              6.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.84                 0   $             0              0.00%             -7.7%
12/31/2013                        0.91                 0                 0              0.00%             22.7%
12/31/2012                        0.74                 0                 0              0.00%             16.6%
12/31/2011                        0.64                 0                 0              0.00%            -16.3%
12/31/2010                        0.76                 1                 1              0.00%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.3%
      2013          2.8%
      2012          3.2%
      2011          7.6%
      2010          2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS INSTITUTIONAL CLASS - 38142V845

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       256,724   $       247,212            25,621
                                                                         ===============   ===============
Receivables: investments sold                                      258
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       256,982
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       256,982           321,448   $          0.80
Band 100                                                            --                --              0.81
Band 75                                                             --                --              0.83
Band 50                                                             --                --              0.84
Band 25                                                             --                --              0.86
Band 0                                                              --                --              0.87
                                                       ---------------   ---------------
 Total                                                 $       256,982           321,448
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,412
Mortality & expense charges                                                                         (3,865)
                                                                                           ---------------
Net investment income (loss)                                                                         7,547
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,947
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (45,208)
                                                                                           ---------------
Net gain (loss)                                                                                    (31,261)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,714)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,547   $              5,810
Net realized gain (loss)                                                      13,947                  1,515
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (45,208)                48,329
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,714)                55,654
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,522                 41,420
Cost of units redeemed                                                       (76,824)                (7,960)
Account charges                                                                  (97)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                          (59,399)                33,459
                                                                --------------------   --------------------
Net increase (decrease)                                                      (83,113)                89,113
Net assets, beginning                                                        340,095                250,982
                                                                --------------------   --------------------
Net assets, ending                                              $            256,982   $            340,095
                                                                ====================   ====================

Units sold                                                                    21,608                 48,886
Units redeemed                                                               (90,107)                (9,586)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (68,499)                39,300
Units outstanding, beginning                                                 389,947                350,647
                                                                --------------------   --------------------
Units outstanding, ending                                                    321,448                389,947
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,530,024
Cost of units redeemed/account charges                                                           (1,398,036)
Net investment income (loss)                                                                         34,177
Net realized gain (loss)                                                                             81,305
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  9,512
                                                                                       --------------------
Net assets                                                                             $            256,982
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.80               321   $           257              1.25%             -8.3%
12/31/2013                        0.87               390               340              1.25%             21.8%
12/31/2012                        0.72               351               251              1.25%             15.8%
12/31/2011                        0.62               347               215              1.25%            -16.8%
12/31/2010                        0.74               454               337              1.25%              6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.81                 0   $             0              1.00%             -8.1%
12/31/2013                        0.89                 0                 0              1.00%             22.2%
12/31/2012                        0.72                 0                 0              1.00%             16.1%
12/31/2011                        0.62                 0                 0              1.00%            -16.6%
12/31/2010                        0.75                 0                 0              1.00%              6.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.83                 0   $             0              0.75%             -7.9%
12/31/2013                        0.90                 0                 0              0.75%             22.5%
12/31/2012                        0.73                 0                 0              0.75%             16.4%
12/31/2011                        0.63                 0                 0              0.75%            -16.4%
12/31/2010                        0.75                 0                 0              0.75%              6.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.84                 0   $             0              0.50%             -7.6%
12/31/2013                        0.91                 0                 0              0.50%             22.8%
12/31/2012                        0.74                 0                 0              0.50%             16.7%
12/31/2011                        0.64                 0                 0              0.50%            -16.2%
12/31/2010                        0.76                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.86                 0   $             0              0.25%             -7.4%
12/31/2013                        0.93                 0                 0              0.25%             23.1%
12/31/2012                        0.75                 0                 0              0.25%             16.9%
12/31/2011                        0.64                 0                 0              0.25%            -16.0%
12/31/2010                        0.77                 0                 0              0.25%              7.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                 0   $             0              0.00%             -7.2%
12/31/2013                        0.94                 0                 0              0.00%             23.4%
12/31/2012                        0.76                 0                 0              0.00%             17.2%
12/31/2011                        0.65                 0                 0              0.00%            -15.8%
12/31/2010                        0.77                 0                 0              0.00%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.8%
      2013          3.1%
      2012          3.9%
      2011          4.2%
      2010          4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS LARGE CAP VALUE INSIGHTS SERVICE CLASS - 38142V175

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         9,221   $         9,354               529
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (17)
                                                       ---------------
Net assets                                             $         9,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,204             8,801   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $         9,204             8,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (133)
                                                                                           ---------------
Net gain (loss)                                                                                       (133)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (133)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (133)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (133)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,354                     --
Cost of units redeemed                                                           (17)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            9,337                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,204                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              9,204   $                 --
                                                                ====================   ====================

Units sold                                                                     8,817                     --
Units redeemed                                                                   (16)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,801                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,801                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              9,354
Cost of units redeemed/account charges                                                                  (17)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (133)
                                                                                       --------------------
Net assets                                                                             $              9,204
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 9   $             9              1.25%              4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              5.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              5.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS LARGE CAP VALUE INSIGHTS IR CLASS - 38145N626 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%              4.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              4.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              5.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              5.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS MID CAP VALUE FUND SERVICE CLASS - 38141W380

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,629,098   $    10,351,377           235,411
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (61,962)
                                                       ---------------
Net assets                                             $     9,567,136
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,329,899         4,423,287   $          1.66
Band 100                                                     1,184,733           700,443              1.69
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.80
Band 0                                                       1,052,504           573,330              1.84
                                                       ---------------   ---------------
 Total                                                 $     9,567,136         5,697,060
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,003
Mortality & expense charges                                                                        (98,462)
                                                                                           ---------------
Net investment income (loss)                                                                       (81,459)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           681,889
Realized gain distributions                                                                      1,657,031
Net change in unrealized appreciation (depreciation)                                            (1,461,912)
                                                                                           ---------------
Net gain (loss)                                                                                    877,008
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       795,549
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (81,459)  $            (31,265)
Net realized gain (loss)                                                     681,889                462,416
Realized gain distributions                                                1,657,031              1,195,567
Net change in unrealized appreciation (depreciation)                      (1,461,912)               159,957
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            795,549              1,786,675
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,251,615              3,798,965
Cost of units redeemed                                                    (7,001,636)            (1,907,694)
Account charges                                                              (33,780)               (24,369)
                                                                --------------------   --------------------
Increase (decrease)                                                          216,199              1,866,902
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,011,748              3,653,577
Net assets, beginning                                                      8,555,388              4,901,811
                                                                --------------------   --------------------
Net assets, ending                                              $          9,567,136   $          8,555,388
                                                                ====================   ====================

Units sold                                                                 5,211,100              3,620,064
Units redeemed                                                            (5,150,731)            (2,216,526)
                                                                --------------------   --------------------
Net increase (decrease)                                                       60,369              1,403,538
Units outstanding, beginning                                               5,636,691              4,233,153
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,697,060              5,636,691
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,770,595
Cost of units redeemed/account charges                                                          (12,456,057)
Net investment income (loss)                                                                       (118,788)
Net realized gain (loss)                                                                          1,231,313
Realized gain distributions                                                                       2,862,352
Net change in unrealized appreciation (depreciation)                                               (722,279)
                                                                                       --------------------
Net assets                                                                             $          9,567,136
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66             4,423   $         7,330              1.25%             11.7%
12/31/2013                        1.48             4,213             6,248              1.25%             30.6%
12/31/2012                        1.14             3,173             3,602              1.25%             16.5%
12/31/2011                        0.97             2,601             2,535              1.25%             -7.9%
12/31/2010                        1.06             1,301             1,376              1.25%             22.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69               700   $         1,185              1.00%             12.0%
12/31/2013                        1.51                22                33              1.00%             31.0%
12/31/2012                        1.15                 6                 7              1.00%             16.8%
12/31/2011                        0.99                 5                 4              1.00%             -7.6%
12/31/2010                        1.07                 3                 4              1.00%             23.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.75%             12.3%
12/31/2013                        1.54                 0                 0              0.75%             31.3%
12/31/2012                        1.17                 0                 0              0.75%             17.1%
12/31/2011                        1.00                 0                 0              0.75%             -7.4%
12/31/2010                        1.08                 0                 0              0.75%             23.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.50%             12.6%
12/31/2013                        1.57                 0                 0              0.50%             31.6%
12/31/2012                        1.19                 0                 0              0.50%             17.3%
12/31/2011                        1.01                 0                 0              0.50%             -7.2%
12/31/2010                        1.09                 0                 0              0.50%             23.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.25%             12.9%
12/31/2013                        1.59                 0                 0              0.25%             32.0%
12/31/2012                        1.21                 0                 0              0.25%             17.6%
12/31/2011                        1.03                 0                 0              0.25%             -6.9%
12/31/2010                        1.10                 0                 0              0.25%             24.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84               573   $         1,053              0.00%             13.1%
12/31/2013                        1.62             1,402             2,275              0.00%             32.3%
12/31/2012                        1.23             1,054             1,293              0.00%             17.9%
12/31/2011                        1.04             1,051             1,093              0.00%             -6.7%
12/31/2010                        1.11               731               815              0.00%             24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.5%
      2012          0.9%
      2011          0.5%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS MID CAP VALUE FUND INSTITUTIONAL CLASS - 38141W398

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,629,463   $    31,436,693           760,213
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (19,773)
                                                       ---------------
Net assets                                             $    31,609,690
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    31,609,690        18,309,418   $          1.73
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.80
Band 50                                                             --                --              1.84
Band 25                                                             --                --              1.87
Band 0                                                              --                --              1.91
                                                       ---------------   ---------------
 Total                                                 $    31,609,690        18,309,418
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       250,677
Mortality & expense charges                                                                       (421,355)
                                                                                           ---------------
Net investment income (loss)                                                                      (170,678)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,690,087
Realized gain distributions                                                                      5,313,926
Net change in unrealized appreciation (depreciation)                                            (5,165,354)
                                                                                           ---------------
Net gain (loss)                                                                                  3,838,659
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,667,981
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (170,678)  $           (152,620)
Net realized gain (loss)                                                   3,690,087              4,722,524
Realized gain distributions                                                5,313,926              4,714,072
Net change in unrealized appreciation (depreciation)                      (5,165,354)                27,959
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,667,981              9,311,935
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,881,593              5,662,330
Cost of units redeemed                                                   (19,240,576)            (9,153,948)
Account charges                                                              (70,998)               (68,167)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,429,981)            (3,559,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,762,000)             5,752,150
Net assets, beginning                                                     34,371,690             28,619,540
                                                                --------------------   --------------------
Net assets, ending                                              $         31,609,690   $         34,371,690
                                                                ====================   ====================

Units sold                                                                 8,013,451             11,404,733
Units redeemed                                                           (12,062,483)           (13,493,993)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,049,032)            (2,089,260)
Units outstanding, beginning                                              22,358,450             24,447,710
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,309,418             22,358,450
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         62,886,493
Cost of units redeemed/account charges                                                          (49,806,833)
Net investment income (loss)                                                                       (305,228)
Net realized gain (loss)                                                                          8,274,950
Realized gain distributions                                                                      10,367,538
Net change in unrealized appreciation (depreciation)                                                192,770
                                                                                       --------------------
Net assets                                                                             $         31,609,690
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73            18,309   $        31,610              1.25%             12.3%
12/31/2013                        1.54            22,358            34,372              1.25%             31.3%
12/31/2012                        1.17            24,448            28,620              1.25%             17.1%
12/31/2011                        1.00            26,385            26,385              1.25%             -7.4%
12/31/2010                        1.08            17,112            18,485              1.25%             23.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              1.00%             12.6%
12/31/2013                        1.57                 0                 0              1.00%             31.6%
12/31/2012                        1.19                 0                 0              1.00%             17.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.2%
12/31/2010                        1.09                 0                 0              1.00%             23.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.75%             12.9%
12/31/2013                        1.59                 0                 0              0.75%             32.0%
12/31/2012                        1.21                 0                 0              0.75%             17.6%
12/31/2011                        1.03                 0                 0              0.75%             -7.0%
12/31/2010                        1.10                 0                 0              0.75%             23.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.50%             13.1%
12/31/2013                        1.62                 0                 0              0.50%             32.3%
12/31/2012                        1.23                 0                 0              0.50%             17.9%
12/31/2011                        1.04                 0                 0              0.50%             -6.7%
12/31/2010                        1.11                 0                 0              0.50%             24.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.25%             13.4%
12/31/2013                        1.65                 0                 0              0.25%             32.6%
12/31/2012                        1.25                 0                 0              0.25%             18.2%
12/31/2011                        1.05                 0                 0              0.25%             -6.5%
12/31/2010                        1.13                 0                 0              0.25%             24.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.00%             13.7%
12/31/2013                        1.68                 0                 0              0.00%             33.0%
12/31/2012                        1.26                 0                 0              0.00%             18.5%
12/31/2011                        1.07                 0                 0              0.00%             -6.3%
12/31/2010                        1.14                 0                 0              0.00%             24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.9%
      2012          1.3%
      2011          1.1%
      2010          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS SATELLITE STRATEGIES FUND SERVICE CLASS - 38145L406 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.25%             -1.6%
12/31/2013                        1.06                 0                 0              1.25%              1.2%
12/31/2012                        1.04                 0                 0              1.25%              4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%             -1.4%
12/31/2013                        1.06                 0                 0              1.00%              1.4%
12/31/2012                        1.04                 0                 0              1.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%             -1.1%
12/31/2013                        1.06                 0                 0              0.75%              1.7%
12/31/2012                        1.04                 0                 0              0.75%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%             -0.9%
12/31/2013                        1.06                 0                 0              0.50%              1.9%
12/31/2012                        1.04                 0                 0              0.50%              4.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%             -0.6%
12/31/2013                        1.07                 0                 0              0.25%              2.2%
12/31/2012                        1.04                 0                 0              0.25%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%             -0.4%
12/31/2013                        1.07                 0                 0              0.00%              2.4%
12/31/2012                        1.04                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS SATELLITE STRATEGIES FUND IR CLASS - 38145N683 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%             -1.4%
12/31/2013                        1.06                 0                 0              1.25%              1.7%
12/31/2012                        1.04                 0                 0              1.25%              4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%             -1.1%
12/31/2013                        1.06                 0                 0              1.00%              1.9%
12/31/2012                        1.04                 0                 0              1.00%              4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%             -0.9%
12/31/2013                        1.07                 0                 0              0.75%              2.2%
12/31/2012                        1.04                 0                 0              0.75%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%             -0.7%
12/31/2013                        1.07                 0                 0              0.50%              2.4%
12/31/2012                        1.04                 0                 0              0.50%              4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%             -0.4%
12/31/2013                        1.07                 0                 0              0.25%              2.7%
12/31/2012                        1.04                 0                 0              0.25%              4.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%             -0.2%
12/31/2013                        1.08                 0                 0              0.00%              2.9%
12/31/2012                        1.05                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS SMALL CAP VALUE INSTITUTIONAL CLASS - 38142V209

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,003,444   $    14,042,418           269,245
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (19,917)
                                                       ---------------
Net assets                                             $    14,983,527
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,983,527         8,177,687   $          1.83
Band 100                                                            --                --              1.87
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.95
Band 25                                                             --                --              1.99
Band 0                                                              --                --              2.03
                                                       ---------------   ---------------
 Total                                                 $    14,983,527         8,177,687
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        84,241
Mortality & expense charges                                                                       (214,260)
                                                                                           ---------------
Net investment income (loss)                                                                      (130,019)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,987,526
Realized gain distributions                                                                      1,117,622
Net change in unrealized appreciation (depreciation)                                            (2,058,477)
                                                                                           ---------------
Net gain (loss)                                                                                  1,046,671
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       916,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (130,019)  $            (70,169)
Net realized gain (loss)                                                   1,987,526                573,804
Realized gain distributions                                                1,117,622              1,514,542
Net change in unrealized appreciation (depreciation)                      (2,058,477)             2,696,578
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            916,652              4,714,755
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,024,293              7,253,419
Cost of units redeemed                                                   (12,839,023)            (5,981,963)
Account charges                                                              (48,552)               (53,312)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,863,282)             1,218,144
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,946,630)             5,932,899
Net assets, beginning                                                     18,930,157             12,997,258
                                                                --------------------   --------------------
Net assets, ending                                              $         14,983,527   $         18,930,157
                                                                ====================   ====================

Units sold                                                                 4,691,240              4,964,882
Units redeemed                                                            (7,459,776)            (4,322,241)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,768,536)               642,641
Units outstanding, beginning                                              10,946,223             10,303,582
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,177,687             10,946,223
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         32,494,632
Cost of units redeemed/account charges                                                          (24,483,986)
Net investment income (loss)                                                                       (174,829)
Net realized gain (loss)                                                                          2,816,052
Realized gain distributions                                                                       3,370,632
Net change in unrealized appreciation (depreciation)                                                961,026
                                                                                       --------------------
Net assets                                                                             $         14,983,527
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83             8,178   $        14,984              1.25%              5.9%
12/31/2013                        1.73            10,946            18,930              1.25%             37.1%
12/31/2012                        1.26            10,304            12,997              1.25%             15.1%
12/31/2011                        1.10             5,033             5,517              1.25%             -0.4%
12/31/2010                        1.10             1,798             1,979              1.25%             24.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              1.00%              6.2%
12/31/2013                        1.76                 0                 0              1.00%             37.4%
12/31/2012                        1.28                 0                 0              1.00%             15.4%
12/31/2011                        1.11                 0                 0              1.00%             -0.2%
12/31/2010                        1.11                 0                 0              1.00%             25.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%              6.5%
12/31/2013                        1.79                 0                 0              0.75%             37.8%
12/31/2012                        1.30                 0                 0              0.75%             15.7%
12/31/2011                        1.12                 0                 0              0.75%              0.1%
12/31/2010                        1.12                 0                 0              0.75%             25.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95                 0   $             0              0.50%              6.7%
12/31/2013                        1.83                 0                 0              0.50%             38.1%
12/31/2012                        1.32                 0                 0              0.50%             16.0%
12/31/2011                        1.14                 0                 0              0.50%              0.3%
12/31/2010                        1.14                 0                 0              0.50%             25.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%              7.0%
12/31/2013                        1.86                 0                 0              0.25%             38.5%
12/31/2012                        1.34                 0                 0              0.25%             16.2%
12/31/2011                        1.15                 0                 0              0.25%              0.6%
12/31/2010                        1.15                 0                 0              0.25%             26.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 0   $             0              0.00%              7.3%
12/31/2013                        1.89                 0                 0              0.00%             38.8%
12/31/2012                        1.36                 0                 0              0.00%             16.5%
12/31/2011                        1.17                 0                 0              0.00%              0.8%
12/31/2010                        1.16                 0                 0              0.00%             26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.7%
      2012          2.0%
      2011          0.9%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             GOLDMAN SACHS SMALL CAP VALUE SERVICE CLASS - 38142V308

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,987,292   $    12,415,070           253,184
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (74,877)
                                                       ---------------
Net assets                                             $    12,912,415
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,641,900         6,049,721   $          1.76
Band 100                                                     1,347,911           750,736              1.80
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.87
Band 25                                                             --                --              1.91
Band 0                                                         922,604           473,450              1.95
                                                       ---------------   ---------------
 Total                                                 $    12,912,415         7,273,907
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,746
Mortality & expense charges                                                                       (140,454)
                                                                                           ---------------
Net investment income (loss)                                                                      (130,708)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           474,674
Realized gain distributions                                                                      1,009,249
Net change in unrealized appreciation (depreciation)                                              (686,687)
                                                                                           ---------------
Net gain (loss)                                                                                    797,236
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       666,528
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (130,708)  $            (49,681)
Net realized gain (loss)                                                     474,674                210,026
Realized gain distributions                                                1,009,249                961,725
Net change in unrealized appreciation (depreciation)                        (686,687)             1,110,994
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            666,528              2,233,064
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,320,722              6,459,532
Cost of units redeemed                                                    (5,191,637)            (2,458,371)
Account charges                                                              (27,297)               (20,199)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,101,788              3,980,962
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,768,316              6,214,026
Net assets, beginning                                                     11,144,099              4,930,073
                                                                --------------------   --------------------
Net assets, ending                                              $         12,912,415   $         11,144,099
                                                                ====================   ====================

Units sold                                                                 4,399,642              4,540,040
Units redeemed                                                            (3,738,595)            (1,916,202)
                                                                --------------------   --------------------
Net increase (decrease)                                                      661,047              2,623,838
Units outstanding, beginning                                               6,612,860              3,989,022
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,273,907              6,612,860
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         19,610,990
Cost of units redeemed/account charges                                                          (10,105,156)
Net investment income (loss)                                                                       (180,541)
Net realized gain (loss)                                                                            756,893
Realized gain distributions                                                                       2,258,007
Net change in unrealized appreciation (depreciation)                                                572,222
                                                                                       --------------------
Net assets                                                                             $         12,912,415
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76             6,050   $        10,642              1.25%              5.4%
12/31/2013                        1.67             5,910             9,861              1.25%             36.4%
12/31/2012                        1.22             3,475             4,251              1.25%             14.5%
12/31/2011                        1.07             1,513             1,617              1.25%             -0.9%
12/31/2010                        1.08               311               335              1.25%             24.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80               751   $         1,348              1.00%              5.7%
12/31/2013                        1.70                 5                 8              1.00%             36.8%
12/31/2012                        1.24                 1                 1              1.00%             14.8%
12/31/2011                        1.08                 0                 0              1.00%             -0.7%
12/31/2010                        1.09                 0                 0              1.00%             24.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.75%              5.9%
12/31/2013                        1.73                 0                 0              0.75%             37.1%
12/31/2012                        1.26                 0                 0              0.75%             15.1%
12/31/2011                        1.10                 0                 0              0.75%             -0.4%
12/31/2010                        1.10                 0                 0              0.75%             24.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.50%              6.2%
12/31/2013                        1.76                 0                 0              0.50%             37.4%
12/31/2012                        1.28                 0                 0              0.50%             15.4%
12/31/2011                        1.11                 0                 0              0.50%             -0.2%
12/31/2010                        1.11                 0                 0              0.50%             25.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.25%              6.5%
12/31/2013                        1.79                 0                 0              0.25%             37.8%
12/31/2012                        1.30                 0                 0              0.25%             15.7%
12/31/2011                        1.13                 0                 0              0.25%              0.1%
12/31/2010                        1.12                 0                 0              0.25%             25.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95               473   $           923              0.00%              6.7%
12/31/2013                        1.83               698             1,275              0.00%             38.1%
12/31/2012                        1.32               514               679              0.00%             16.0%
12/31/2011                        1.14               153               175              0.00%              0.3%
12/31/2010                        1.14                20                22              0.00%             25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.4%
      2012          1.6%
      2011          0.1%
      2010          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS TECHNOLOGY TOLLKEEPER INSTITUTIONAL CLASS - 38142Y856

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,558,856   $     6,340,870           397,226
                                                                         ===============   ===============
Receivables: investments sold                                      368
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,559,224
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,559,224         3,540,499   $          2.14
Band 100                                                            --                --              2.18
Band 75                                                             --                --              2.22
Band 50                                                             --                --              2.27
Band 25                                                             --                --              2.32
Band 0                                                              --                --              2.37
                                                       ---------------   ---------------
 Total                                                 $     7,559,224         3,540,499
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (81,676)
                                                                                           ---------------
Net investment income (loss)                                                                       (81,676)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           296,931
Realized gain distributions                                                                        536,994
Net change in unrealized appreciation (depreciation)                                              (152,280)
                                                                                           ---------------
Net gain (loss)                                                                                    681,645
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       599,969
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (81,676)  $            (56,230)
Net realized gain (loss)                                                     296,931                195,093
Realized gain distributions                                                  536,994                 64,648
Net change in unrealized appreciation (depreciation)                        (152,280)               921,637
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            599,969              1,125,148
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,501,606              3,148,932
Cost of units redeemed                                                    (2,618,787)            (2,610,140)
Account charges                                                               (7,392)                (2,964)
                                                                --------------------   --------------------
Increase (decrease)                                                          875,427                535,828
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,475,396              1,660,976
Net assets, beginning                                                      6,083,828              4,422,852
                                                                --------------------   --------------------
Net assets, ending                                              $          7,559,224   $          6,083,828
                                                                ====================   ====================

Units sold                                                                 1,794,863              1,740,598
Units redeemed                                                            (1,362,076)            (1,512,587)
                                                                --------------------   --------------------
Net increase (decrease)                                                      432,787                228,011
Units outstanding, beginning                                               3,107,712              2,879,701
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,540,499              3,107,712
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,597,498
Cost of units redeemed/account charges                                                          (14,667,873)
Net investment income (loss)                                                                       (393,608)
Net realized gain (loss)                                                                          2,203,579
Realized gain distributions                                                                         601,642
Net change in unrealized appreciation (depreciation)                                              1,217,986
                                                                                       --------------------
Net assets                                                                             $          7,559,224
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14             3,540   $         7,559              1.25%              9.1%
12/31/2013                        1.96             3,108             6,084              1.25%             27.5%
12/31/2012                        1.54             2,880             4,423              1.25%             19.5%
12/31/2011                        1.29             4,853             6,237              1.25%            -14.0%
12/31/2010                        1.49             3,883             5,800              1.25%             23.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              1.00%              9.3%
12/31/2013                        1.99                 0                 0              1.00%             27.8%
12/31/2012                        1.56                 0                 0              1.00%             19.8%
12/31/2011                        1.30                 0                 0              1.00%            -13.7%
12/31/2010                        1.51                 0                 0              1.00%             23.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.75%              9.6%
12/31/2013                        2.03                 0                 0              0.75%             28.1%
12/31/2012                        1.58                 0                 0              0.75%             20.1%
12/31/2011                        1.32                 0                 0              0.75%            -13.5%
12/31/2010                        1.53                 0                 0              0.75%             23.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.50%              9.9%
12/31/2013                        2.07                 0                 0              0.50%             28.4%
12/31/2012                        1.61                 0                 0              0.50%             20.4%
12/31/2011                        1.34                 0                 0              0.50%            -13.3%
12/31/2010                        1.54                 0                 0              0.50%             24.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.32                 0   $             0              0.25%             10.2%
12/31/2013                        2.10                 0                 0              0.25%             28.7%
12/31/2012                        1.63                 0                 0              0.25%             20.7%
12/31/2011                        1.35                 0                 0              0.25%            -13.1%
12/31/2010                        1.56                 0                 0              0.25%             24.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.00%             10.4%
12/31/2013                        2.14                 0                 0              0.00%             29.1%
12/31/2012                        1.66                 0                 0              0.00%             21.0%
12/31/2011                        1.37                 0                 0              0.00%            -12.9%
12/31/2010                        1.57                 0                 0              0.00%             24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.0%
       2012               0.0%
       2011               0.0%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS TECHNOLOGY TOLLKEEPER SERVICE CLASS - 38142Y864

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,099,003   $     1,004,183            62,597
                                                                         ===============   ===============
Receivables: investments sold                                      838
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,099,841
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       927,204           451,717   $          2.05
Band 100                                                       109,121            52,085              2.10
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.18
Band 25                                                             --                --              2.23
Band 0                                                          63,516            27,933              2.27
                                                       ---------------   ---------------
 Total                                                 $     1,099,841           531,735
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,689)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,689)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           318,016
Realized gain distributions                                                                         83,119
Net change in unrealized appreciation (depreciation)                                              (305,384)
                                                                                           ---------------
Net gain (loss)                                                                                     95,751
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        82,062
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,689)  $            (18,777)
Net realized gain (loss)                                                     318,016                 98,677
Realized gain distributions                                                   83,119                 24,642
Net change in unrealized appreciation (depreciation)                        (305,384)               273,848
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             82,062                378,390
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     629,408                521,533
Cost of units redeemed                                                    (1,443,308)              (622,514)
Account charges                                                                 (323)                  (474)
                                                                --------------------   --------------------
Increase (decrease)                                                         (814,223)              (101,455)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (732,161)               276,935
Net assets, beginning                                                      1,832,002              1,555,067
                                                                --------------------   --------------------
Net assets, ending                                              $          1,099,841   $          1,832,002
                                                                ====================   ====================

Units sold                                                                   359,829                340,028
Units redeemed                                                              (794,119)              (414,549)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (434,290)               (74,521)
Units outstanding, beginning                                                 966,025              1,040,546
                                                                --------------------   --------------------
Units outstanding, ending                                                    531,735                966,025
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,281,992
Cost of units redeemed/account charges                                                           (4,784,310)
Net investment income (loss)                                                                        (69,176)
Net realized gain (loss)                                                                            468,754
Realized gain distributions                                                                         107,761
Net change in unrealized appreciation (depreciation)                                                 94,820
                                                                                       --------------------
Net assets                                                                             $          1,099,841
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05               452   $           927              1.25%              8.5%
12/31/2013                        1.89               937             1,771              1.25%             26.8%
12/31/2012                        1.49             1,007             1,501              1.25%             18.9%
12/31/2011                        1.25               956             1,199              1.25%            -14.4%
12/31/2010                        1.46               454               665              1.25%             22.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                52   $           109              1.00%              8.8%
12/31/2013                        1.93                 0                 0              1.00%             27.1%
12/31/2012                        1.51                 8                12              1.00%             19.2%
12/31/2011                        1.27                 0                 0              1.00%            -14.1%
12/31/2010                        1.48                 0                 0              1.00%             22.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.75%              9.1%
12/31/2013                        1.96                 0                 0              0.75%             27.4%
12/31/2012                        1.54                 0                 0              0.75%             19.5%
12/31/2011                        1.29                 0                 0              0.75%            -13.9%
12/31/2010                        1.50                 0                 0              0.75%             23.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              0.50%              9.4%
12/31/2013                        2.00                 0                 0              0.50%             27.8%
12/31/2012                        1.56                 0                 0              0.50%             19.8%
12/31/2011                        1.30                 0                 0              0.50%            -13.7%
12/31/2010                        1.51                 0                 0              0.50%             23.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              0.25%              9.6%
12/31/2013                        2.03                 0                 0              0.25%             28.1%
12/31/2012                        1.59                 0                 0              0.25%             20.1%
12/31/2011                        1.32                 0                 0              0.25%            -13.5%
12/31/2010                        1.53                 0                 0              0.25%             23.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                28   $            64              0.00%              9.9%
12/31/2013                        2.07                29                61              0.00%             28.4%
12/31/2012                        1.61                26                41              0.00%             20.4%
12/31/2011                        1.34               270               362              0.00%            -13.3%
12/31/2010                        1.54                30                46              0.00%             24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.0%
       2012               0.0%
       2011               0.0%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS US EQUITY INSIGHTS SERVICE CLASS - 38141W463 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.25%              6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              6.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS US EQUITY INSIGHTS IR CLASS - 38145N642 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              HENSSLER EQUITY FUND INSTITUTIONAL CLASS - 426894200

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           636   $           790                63
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           636
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           636               396   $          1.61
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.66
Band 0                                                              --                --              1.67
                                                       ---------------   ---------------
 Total                                                 $           636               396
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             5
Mortality & expense charges                                                                             (5)
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (32)
Realized gain distributions                                                                            183
Net change in unrealized appreciation (depreciation)                                                  (121)
                                                                                           ---------------
Net gain (loss)                                                                                         30
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            30
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                  1
Net realized gain (loss)                                                         (32)                    (1)
Realized gain distributions                                                      183                     95
Net change in unrealized appreciation (depreciation)                            (121)                   (15)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 30                     80
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         551                    256
Cost of units redeemed                                                          (415)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              136                    256
                                                                --------------------   --------------------
Net increase (decrease)                                                          166                    336
Net assets, beginning                                                            470                    134
                                                                --------------------   --------------------
Net assets, ending                                              $                636   $                470
                                                                ====================   ====================

Units sold                                                                       395                    196
Units redeemed                                                                  (317)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           78                    196
Units outstanding, beginning                                                     318                    122
                                                                --------------------   --------------------
Units outstanding, ending                                                        396                    318
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              1,109
Cost of units redeemed/account charges                                                                 (576)
Net investment income (loss)                                                                              3
Net realized gain (loss)                                                                                (37)
Realized gain distributions                                                                             291
Net change in unrealized appreciation (depreciation)                                                   (154)
                                                                                       --------------------
Net assets                                                                             $                636
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             1              1.25%              8.8%
12/31/2013                        1.48                 0                 0              1.25%             34.7%
12/31/2012                        1.10                 0                 0              1.25%              7.0%
12/31/2011                        1.02                 0                 0              1.25%              2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              1.00%              9.1%
12/31/2013                        1.48                 0                 0              1.00%             35.0%
12/31/2012                        1.10                 0                 0              1.00%              7.2%
12/31/2011                        1.03                 0                 0              1.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.75%              9.4%
12/31/2013                        1.49                 0                 0              0.75%             35.4%
12/31/2012                        1.10                 0                 0              0.75%              7.5%
12/31/2011                        1.03                 0                 0              0.75%              2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%              9.6%
12/31/2013                        1.50                 0                 0              0.50%             35.7%
12/31/2012                        1.11                 0                 0              0.50%              7.8%
12/31/2011                        1.03                 0                 0              0.50%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.25%              9.9%
12/31/2013                        1.51                 0                 0              0.25%             36.0%
12/31/2012                        1.11                 0                 0              0.25%              8.0%
12/31/2011                        1.03                 0                 0              0.25%              2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.00%             10.2%
12/31/2013                        1.52                 0                 0              0.00%             36.4%
12/31/2012                        1.11                 0                 0              0.00%              8.3%
12/31/2011                        1.03                 0                 0              0.00%              2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.9%
       2013               1.3%
       2012               3.0%
       2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 HENSSLER EQUITY FUND INVESTOR CLASS - 426894101

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.61
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.70
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                (47)
Net realized gain (loss)                                                          --                   (793)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                  1,944
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                  1,104
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                    460
Cost of units redeemed                                                            --                (24,541)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                (24,081)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                (22,977)
Net assets, beginning                                                             --                 22,977
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                    391
Units redeemed                                                                    --                (21,029)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                (20,638)
Units outstanding, beginning                                                      --                 20,638
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            569,070
Cost of units redeemed/account charges                                                             (577,200)
Net investment income (loss)                                                                         (2,502)
Net realized gain (loss)                                                                              8,180
Realized gain distributions                                                                           2,452
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              1.25%              8.2%
12/31/2013                        1.49                 0                 0              1.25%             33.9%
12/31/2012                        1.11                21                23              1.25%              6.3%
12/31/2011                        1.05               258               270              1.25%             -1.9%
12/31/2010                        1.07                 0                 0              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              1.00%              8.5%
12/31/2013                        1.50                 0                 0              1.00%             34.2%
12/31/2012                        1.12                 0                 0              1.00%              6.6%
12/31/2011                        1.05                 0                 0              1.00%             -1.7%
12/31/2010                        1.07                 0                 0              1.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.75%              8.8%
12/31/2013                        1.51                 0                 0              0.75%             34.6%
12/31/2012                        1.13                 0                 0              0.75%              6.8%
12/31/2011                        1.05                 0                 0              0.75%             -1.4%
12/31/2010                        1.07                 0                 0              0.75%              6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.50%              9.0%
12/31/2013                        1.53                 0                 0              0.50%             34.9%
12/31/2012                        1.13                 0                 0              0.50%              7.1%
12/31/2011                        1.06                 0                 0              0.50%             -1.2%
12/31/2010                        1.07                 0                 0              0.50%              6.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%              9.3%
12/31/2013                        1.54                 0                 0              0.25%             35.2%
12/31/2012                        1.14                 0                 0              0.25%              7.4%
12/31/2011                        1.06                 0                 0              0.25%             -0.9%
12/31/2010                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.00%              9.6%
12/31/2013                        1.55                 0                 0              0.00%             35.6%
12/31/2012                        1.14                 0                 0              0.00%              7.7%
12/31/2011                        1.06                 0                 0              0.00%             -0.7%
12/31/2010                        1.07                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.0%
       2012               0.2%
       2011               1.6%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND R5 CLASS - 00143M547

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       606,541   $       631,675            15,714
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,713)
                                                       ---------------
Net assets                                             $       596,828
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       596,828           413,971   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $       596,828           413,971
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,270)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,270)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,445
Realized gain distributions                                                                         52,066
Net change in unrealized appreciation (depreciation)                                               (33,887)
                                                                                           ---------------
Net gain (loss)                                                                                     26,624
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        22,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,270)  $               (332)
Net realized gain (loss)                                                       8,445                    663
Realized gain distributions                                                   52,066                    789
Net change in unrealized appreciation (depreciation)                         (33,887)                 7,148
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             22,354                  8,268
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     575,799                  7,704
Cost of units redeemed                                                       (35,938)                (2,291)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          539,861                  5,413
                                                                --------------------   --------------------
Net increase (decrease)                                                      562,215                 13,681
Net assets, beginning                                                         34,613                 20,932
                                                                --------------------   --------------------
Net assets, ending                                              $            596,828   $             34,613
                                                                ====================   ====================

Units sold                                                                   415,859                  6,447
Units redeemed                                                               (27,562)                (1,865)
                                                                --------------------   --------------------
Net increase (decrease)                                                      388,297                  4,582
Units outstanding, beginning                                                  25,674                 21,092
                                                                --------------------   --------------------
Units outstanding, ending                                                    413,971                 25,674
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            603,240
Cost of units redeemed/account charges                                                              (38,513)
Net investment income (loss)                                                                         (4,746)
Net realized gain (loss)                                                                              9,126
Realized gain distributions                                                                          52,855
Net change in unrealized appreciation (depreciation)                                                (25,134)
                                                                                       --------------------
Net assets                                                                             $            596,828
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               414   $           597              1.25%              6.9%
12/31/2013                        1.35                26                35              1.25%             35.8%
12/31/2012                        0.99                21                21              1.25%             -0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              7.2%
12/31/2013                        1.35                 0                 0              1.00%             36.2%
12/31/2012                        0.99                 0                 0              1.00%             -0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%              7.5%
12/31/2013                        1.36                 0                 0              0.75%             36.5%
12/31/2012                        1.00                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.50%              7.7%
12/31/2013                        1.37                 0                 0              0.50%             36.9%
12/31/2012                        1.00                 0                 0              0.50%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.25%              8.0%
12/31/2013                        1.37                 0                 0              0.25%             37.2%
12/31/2012                        1.00                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.00%              8.3%
12/31/2013                        1.38                 0                 0              0.00%             37.6%
12/31/2012                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.0%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO AMERICAN FRANCHISE FUND A CLASS - 00142J578

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       391,329   $       368,266            23,417
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (955)
                                                       ---------------
Net assets                                             $       390,374
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       254,144           184,886   $          1.37
Band 100                                                       136,230            98,727              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $       390,374           283,613
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,202)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,202)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,180
Realized gain distributions                                                                         33,837
Net change in unrealized appreciation (depreciation)                                               (20,642)
                                                                                           ---------------
Net gain (loss)                                                                                     30,375
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        26,173
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,202)  $             (1,466)
Net realized gain (loss)                                                      17,180                  7,081
Realized gain distributions                                                   33,837                 11,161
Net change in unrealized appreciation (depreciation)                         (20,642)                43,705
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,173                 60,481
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     165,464                300,296
Cost of units redeemed                                                       (89,068)               (72,919)
Account charges                                                                  (36)                   (17)
                                                                --------------------   --------------------
Increase (decrease)                                                           76,360                227,360
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,533                287,841
Net assets, beginning                                                        287,841                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            390,374   $            287,841
                                                                ====================   ====================

Units sold                                                                   192,005                305,593
Units redeemed                                                              (132,396)               (81,589)
                                                                --------------------   --------------------
Net increase (decrease)                                                       59,609                224,004
Units outstanding, beginning                                                 224,004                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    283,613                224,004
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            465,760
Cost of units redeemed/account charges                                                             (162,040)
Net investment income (loss)                                                                         (5,668)
Net realized gain (loss)                                                                             24,261
Realized gain distributions                                                                          44,998
Net change in unrealized appreciation (depreciation)                                                 23,063
                                                                                       --------------------
Net assets                                                                             $            390,374
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37               185   $           254              1.25%              7.0%
12/31/2013                        1.28               224               288              0.00%             28.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                99   $           136              1.00%              7.2%
12/31/2013                        1.29                 0                 0              0.00%             28.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.75%              7.5%
12/31/2013                        1.29                 0                 0              0.00%             28.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.50%              7.8%
12/31/2013                        1.29                 0                 0              0.00%             29.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.25%              8.0%
12/31/2013                        1.29                 0                 0              0.00%             29.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.00%              8.3%
12/31/2013                        1.29                 0                 0              0.00%             29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             INVESCO AMERICAN VALUE FUND Y CLASS - 00143M794 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              1.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             INVESCO AMERICAN VALUE FUND A CLASS - 00143M844 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    INVESCO COMSTOCK FUND R CLASS - 00143M679

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,595,057   $     1,504,816            62,481
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (530)
                                                       ---------------
Net assets                                             $     1,594,527
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,594,527         1,038,349   $          1.54
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $     1,594,527         1,038,349
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        18,491
Mortality & expense charges                                                                        (14,966)
                                                                                           ---------------
Net investment income (loss)                                                                         3,525
                                                                                           ===============

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,315
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                74,350
                                                                                           ---------------
Net gain (loss)                                                                                    101,665
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       105,190
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,525   $                535
Net realized gain (loss)                                                      27,315                     40
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          74,350                 15,891
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,190                 16,466
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,324,936                524,634
Cost of units redeemed                                                      (372,256)                    --
Account charges                                                               (3,720)                  (723)
                                                                --------------------   --------------------
Increase (decrease)                                                          948,960                523,911
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,054,150                540,377
Net assets, beginning                                                        540,377                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,594,527   $            540,377
                                                                ====================   ====================

Units sold                                                                   933,657                378,777
Units redeemed                                                              (273,579)                  (506)
                                                                --------------------   --------------------
Net increase (decrease)                                                      660,078                378,271
Units outstanding, beginning                                                 378,271                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,038,349                378,271
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,849,570
Cost of units redeemed/account charges                                                             (376,699)
Net investment income (loss)                                                                          4,060
Net realized gain (loss)                                                                             27,355
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 90,241
                                                                                       --------------------
Net assets                                                                             $          1,594,527
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54             1,038   $         1,595              1.25%              7.5%
12/31/2013                        1.43               378               540              1.25%             33.2%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%              7.8%
12/31/2013                        1.43                 0                 0              1.00%             33.6%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%              8.0%
12/31/2013                        1.44                 0                 0              0.75%             33.9%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              8.3%
12/31/2013                        1.44                 0                 0              0.50%             34.2%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.25%              8.6%
12/31/2013                        1.44                 0                 0              0.25%             34.6%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.00%              8.8%
12/31/2013                        1.45                 0                 0              0.00%             34.9%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.7%
                2013               0.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    INVESCO COMSTOCK FUND A CLASS - 00143M711

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,083,256   $     7,562,464           316,918
                                                                         ===============   ===============
Receivables: investments sold                                    4,504
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,087,760
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,081,829         5,236,492   $          1.54
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.58
Band 0                                                           5,931             3,742              1.58
                                                       ---------------   ---------------
 Total                                                 $     8,087,760         5,240,234
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       121,458
Mortality & expense charges                                                                        (85,270)
                                                                                           ---------------
Net investment income (loss)                                                                        36,188
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           127,014
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               398,369
                                                                                           ---------------
Net gain (loss)                                                                                    525,383
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       561,571
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,188   $                475
Net realized gain (loss)                                                     127,014                    204
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         398,369                122,423
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            561,571                123,102
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,951,955              2,452,228
Cost of units redeemed                                                    (3,383,889)              (612,301)
Account charges                                                               (4,321)                  (585)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,563,745              1,839,342
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,125,316              1,962,444
Net assets, beginning                                                      1,962,444                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          8,087,760   $          1,962,444
                                                                ====================   ====================

Units sold                                                                 6,174,003              1,810,681
Units redeemed                                                            (2,304,054)              (440,396)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,869,949              1,370,285
Units outstanding, beginning                                               1,370,285                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,240,234              1,370,285
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,404,183
Cost of units redeemed/account charges                                                           (4,001,096)
Net investment income (loss)                                                                         36,663
Net realized gain (loss)                                                                            127,218
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                520,792
                                                                                       --------------------
Net assets                                                                             $          8,087,760
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54             5,236   $         8,082              1.25%              7.8%
12/31/2013                        1.43             1,370             1,962              1.25%             33.6%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              1.00%              8.0%
12/31/2013                        1.44                 0                 0              1.00%             33.9%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.75%              8.3%
12/31/2013                        1.44                 0                 0              0.75%             34.2%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.50%              8.6%
12/31/2013                        1.44                 0                 0              0.50%             34.6%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              8.8%
12/31/2013                        1.45                 0                 0              0.25%             34.9%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 4   $             6              0.00%              9.1%
12/31/2013                        1.45                 0                 0              0.00%             35.2%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               2.4%
                2013               0.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          INVESCO DIVERSIFIED DIVIDEND FUND INVESTOR CLASS - 001413194

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,338,332   $     5,262,980           346,863
                                                                         ===============   ===============
Receivables: investments sold                                    9,264
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,347,596
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,347,596         4,230,806   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $     6,347,596         4,230,806
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        89,388
Mortality & expense charges                                                                        (69,482)
                                                                                           ---------------
Net investment income (loss)                                                                        19,906
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           129,082
Realized gain distributions                                                                        122,866
Net change in unrealized appreciation (depreciation)                                               293,039
                                                                                           ---------------
Net gain (loss)                                                                                    544,987
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       564,893
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             19,906   $             14,712
Net realized gain (loss)                                                     129,082                 54,673
Realized gain distributions                                                  122,866                 46,641
Net change in unrealized appreciation (depreciation)                         293,039                726,676
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            564,893                842,702
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,610,620              2,476,803
Cost of units redeemed                                                      (838,437)              (552,703)
Account charges                                                               (1,202)                  (894)
                                                                --------------------   --------------------
Increase (decrease)                                                          770,981              1,923,206
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,335,874              2,765,908
Net assets, beginning                                                      5,011,722              2,245,814
                                                                --------------------   --------------------
Net assets, ending                                              $          6,347,596   $          5,011,722
                                                                ====================   ====================

Units sold                                                                 1,125,375              2,050,535
Units redeemed                                                              (592,403)              (462,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                      532,972              1,587,616
Units outstanding, beginning                                               3,697,834              2,110,218
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,230,806              3,697,834
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,576,159
Cost of units redeemed/account charges                                                           (1,741,333)
Net investment income (loss)                                                                         44,286
Net realized gain (loss)                                                                            189,313
Realized gain distributions                                                                         203,819
Net change in unrealized appreciation (depreciation)                                              1,075,352
                                                                                       --------------------
Net assets                                                                             $          6,347,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             4,231   $         6,348              1.25%             10.7%
12/31/2013                        1.36             3,698             5,012              1.25%             27.3%
12/31/2012                        1.06             2,110             2,246              1.25%             15.8%
12/31/2011                        0.92                46                43              1.25%             -8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%             11.0%
12/31/2013                        1.36                 0                 0              1.00%             27.7%
12/31/2012                        1.07                 0                 0              1.00%             16.0%
12/31/2011                        0.92                 0                 0              1.00%             -7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%             11.3%
12/31/2013                        1.37                 0                 0              0.75%             28.0%
12/31/2012                        1.07                 0                 0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.50%             11.5%
12/31/2013                        1.38                 0                 0              0.50%             28.3%
12/31/2012                        1.08                 0                 0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%             11.8%
12/31/2013                        1.39                 0                 0              0.25%             28.6%
12/31/2012                        1.08                 0                 0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.00%             12.1%
12/31/2013                        1.40                 0                 0              0.00%             28.9%
12/31/2012                        1.09                 0                 0              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.6%
                2013               1.7%
                2012               1.2%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO DIVERSIFIED DIVIDEND FUND A CLASS - 001413541

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,654,563   $     6,590,361           418,449
                                                                         ===============   ===============
Receivables: investments sold                                    3,059
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,657,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,282,173         3,524,783   $          1.50
Band 100                                                       847,205           560,156              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.55
Band 0                                                       1,528,244           973,987              1.57
                                                       ---------------   ---------------
 Total                                                 $     7,657,622         5,058,926
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       108,854
Mortality & expense charges                                                                        (68,909)
                                                                                           ---------------
Net investment income (loss)                                                                        39,945
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           399,612
Realized gain distributions                                                                        148,729
Net change in unrealized appreciation (depreciation)                                               154,238
                                                                                           ---------------
Net gain (loss)                                                                                    702,579
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       742,524
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,945   $             33,235
Net realized gain (loss)                                                     399,612                 89,268
Realized gain distributions                                                  148,729                 65,906
Net change in unrealized appreciation (depreciation)                         154,238                869,535
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            742,524              1,057,944
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,047,619              4,917,000
Cost of units redeemed                                                    (3,138,517)            (1,150,110)
Account charges                                                               (6,574)                (4,052)
                                                                --------------------   --------------------
Increase (decrease)                                                          (97,472)             3,762,838
                                                                --------------------   --------------------
Net increase (decrease)                                                      645,052              4,820,782
Net assets, beginning                                                      7,012,570              2,191,788
                                                                --------------------   --------------------
Net assets, ending                                              $          7,657,622   $          7,012,570
                                                                ====================   ====================

Units sold                                                                 2,425,388              4,353,737
Units redeemed                                                            (2,505,757)            (1,256,043)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (80,369)             3,097,694
Units outstanding, beginning                                               5,139,295              2,041,601
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,058,926              5,139,295
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,894,162
Cost of units redeemed/account charges                                                           (5,119,979)
Net investment income (loss)                                                                         86,910
Net realized gain (loss)                                                                            485,122
Realized gain distributions                                                                         247,205
Net change in unrealized appreciation (depreciation)                                              1,064,202
                                                                                       --------------------
Net assets                                                                             $          7,657,622
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             3,525   $         5,282              1.25%             10.5%
12/31/2013                        1.36             4,149             5,625              1.25%             27.4%
12/31/2012                        1.06             1,165             1,240              1.25%             15.7%
12/31/2011                        0.92               280               258              1.25%             -8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51               560   $           847              1.00%             10.8%
12/31/2013                        1.36                12                17              1.00%             27.7%
12/31/2012                        1.07                32                34              1.00%             16.0%
12/31/2011                        0.92                30                27              1.00%             -7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%             11.1%
12/31/2013                        1.37                 0                 0              0.75%             28.0%
12/31/2012                        1.07                 0                 0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.50%             11.4%
12/31/2013                        1.38                 0                 0              0.50%             28.4%
12/31/2012                        1.08                 0                 0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%             11.7%
12/31/2013                        1.39                 0                 0              0.25%             28.7%
12/31/2012                        1.08                 0                 0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57               974   $         1,528              0.00%             11.9%
12/31/2013                        1.40               978             1,371              0.00%             29.0%
12/31/2012                        1.09               844               917              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               1.5%
                2013               1.8%
                2012               1.7%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO ENERGY FUND INVESTOR CLASS - 00142F105

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,507,946   $     3,015,637            77,749
                                                                         ===============   ===============
Receivables: investments sold                                   27,473
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,535,419
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,535,419         1,011,001   $          2.51
Band 100                                                            --                --              2.58
Band 75                                                             --                --              2.65
Band 50                                                             --                --              2.73
Band 25                                                             --                --              2.81
Band 0                                                              --                --              2.98
                                                       ---------------   ---------------
 Total                                                 $     2,535,419         1,011,001
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,387
Mortality & expense charges                                                                        (35,091)
                                                                                           ---------------
Net investment income (loss)                                                                       (26,704)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            92,104
Realized gain distributions                                                                        286,709
Net change in unrealized appreciation (depreciation)                                              (950,093)
                                                                                           ---------------
Net gain (loss)                                                                                   (571,280)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (597,984)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (26,704)  $            (18,242)
Net realized gain (loss)                                                      92,104                 90,566
Realized gain distributions                                                  286,709                 11,845
Net change in unrealized appreciation (depreciation)                        (950,093)               350,510
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (597,984)               434,679
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,176,171                673,949
Cost of units redeemed                                                      (619,487)              (619,340)
Account charges                                                                 (485)                  (324)
                                                                --------------------   --------------------
Increase (decrease)                                                          556,199                 54,285
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,785)               488,964
Net assets, beginning                                                      2,577,204              2,088,240
                                                                --------------------   --------------------
Net assets, ending                                              $          2,535,419   $          2,577,204
                                                                ====================   ====================

Units sold                                                                   390,550                238,586
Units redeemed                                                              (219,350)              (220,604)
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,200                 17,982
Units outstanding, beginning                                                 839,801                821,819
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,011,001                839,801
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,516,124
Cost of units redeemed/account charges                                                           (4,942,314)
Net investment income (loss)                                                                       (172,984)
Net realized gain (loss)                                                                           (110,086)
Realized gain distributions                                                                         752,370
Net change in unrealized appreciation (depreciation)                                               (507,691)
                                                                                       --------------------
Net assets                                                                             $          2,535,419
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.51             1,011   $         2,535              1.25%            -18.3%
12/31/2013                        3.07               840             2,577              1.25%             20.8%
12/31/2012                        2.54               822             2,088              1.25%             -2.6%
12/31/2011                        2.61               705             1,839              1.25%             -9.4%
12/31/2010                        2.88               615             1,772              1.25%             15.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.58                 0   $             0              1.00%            -18.1%
12/31/2013                        3.15                 0                 0              1.00%             21.1%
12/31/2012                        2.60                 0                 0              1.00%             -2.4%
12/31/2011                        2.66                 0                 0              1.00%             -9.2%
12/31/2010                        2.93                 0                 0              1.00%             15.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.65                 0   $             0              0.75%            -17.9%
12/31/2013                        3.23                 0                 0              0.75%             21.4%
12/31/2012                        2.66                 0                 0              0.75%             -2.1%
12/31/2011                        2.72                 0                 0              0.75%             -9.0%
12/31/2010                        2.99                 0                 0              0.75%             15.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.73                 0   $             0              0.50%            -17.7%
12/31/2013                        3.31                 0                 0              0.50%             21.7%
12/31/2012                        2.72                 0                 0              0.50%             -1.9%
12/31/2011                        2.78                 0                 0              0.50%             -8.8%
12/31/2010                        3.04                 0                 0              0.50%             16.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.81                 0   $             0              0.25%            -17.5%
12/31/2013                        3.40                 0                 0              0.25%             22.0%
12/31/2012                        2.79                 0                 0              0.25%             -1.6%
12/31/2011                        2.83                 0                 0              0.25%             -8.5%
12/31/2010                        3.10                 0                 0              0.25%             16.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.98                 0   $             0              0.00%            -17.2%
12/31/2013                        3.60                 0                 0              0.00%             22.3%
12/31/2012                        2.94                 0                 0              0.00%             -1.4%
12/31/2011                        2.99                 0                 0              0.00%             -8.3%
12/31/2010                        3.26                 0                 0              0.00%             16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.3%
                2013               0.5%
                2012               0.0%
                2011               0.0%
                2010               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO MID CAP GROWTH FUND R CLASS - 00143M562

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        39,677   $        35,405             1,102
                                                                         ===============   ===============
Receivables: investments sold                                       27
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        39,704
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        28,971            20,442   $          1.42
Band 100                                                        10,733             7,522              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $        39,704            27,964
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (412)
                                                                                           ---------------
Net investment income (loss)                                                                          (412)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                78
Realized gain distributions                                                                          3,536
Net change in unrealized appreciation (depreciation)                                                  (930)
                                                                                           ---------------
Net gain (loss)                                                                                      2,684
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,272
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (412)  $               (222)
Net realized gain (loss)                                                          78                     37
Realized gain distributions                                                    3,536                    732
Net change in unrealized appreciation (depreciation)                            (930)                 4,875
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,272                  5,422
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,410                 20,996
Cost of units redeemed                                                          (102)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            6,308                 20,996
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,580                 26,418
Net assets, beginning                                                         31,124                  4,706
                                                                --------------------   --------------------
Net assets, ending                                              $             39,704   $             31,124
                                                                ====================   ====================

Units sold                                                                     4,714                 18,569
Units redeemed                                                                   (76)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,638                 18,569
Units outstanding, beginning                                                  23,326                  4,757
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,964                 23,326
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             31,808
Cost of units redeemed/account charges                                                                 (102)
Net investment income (loss)                                                                           (658)
Net realized gain (loss)                                                                                116
Realized gain distributions                                                                           4,268
Net change in unrealized appreciation (depreciation)                                                  4,272
                                                                                       --------------------
Net assets                                                                             $             39,704
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                20   $            29              1.25%              6.3%
12/31/2013                        1.33                18                24              1.25%             35.0%
12/31/2012                        0.99                 0                 0              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 8   $            11              1.00%              6.6%
12/31/2013                        1.34                 6                 8              1.00%             35.3%
12/31/2012                        0.99                 5                 5              1.00%             -1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.75%              6.9%
12/31/2013                        1.34                 0                 0              0.75%             35.7%
12/31/2012                        0.99                 0                 0              0.75%             -0.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.50%              7.1%
12/31/2013                        1.35                 0                 0              0.50%             36.0%
12/31/2012                        0.99                 0                 0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.25%              7.4%
12/31/2013                        1.36                 0                 0              0.25%             36.3%
12/31/2012                        0.99                 0                 0              0.25%             -0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.00%              7.7%
12/31/2013                        1.36                 0                 0              0.00%             36.7%
12/31/2012                        1.00                 0                 0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     INVESCO ENERGY FUND A CLASS - 00142F204

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,718,821   $     3,268,351            83,618
                                                                         ===============   ===============
Receivables: investments sold                                   19,685
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,738,506
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,537,816           842,352   $          3.01
Band 100                                                       193,871            62,565              3.10
Band 75                                                             --                --              3.19
Band 50                                                             --                --              3.28
Band 25                                                             --                --              3.37
Band 0                                                           6,819             1,955              3.49
                                                       ---------------   ---------------
 Total                                                 $     2,738,506           906,872
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,714
Mortality & expense charges                                                                        (43,301)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,587)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           236,894
Realized gain distributions                                                                        297,898
Net change in unrealized appreciation (depreciation)                                            (1,104,214)
                                                                                           ---------------
Net gain (loss)                                                                                   (569,422)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (604,009)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,587)  $            (28,266)
Net realized gain (loss)                                                     236,894                 88,895
Realized gain distributions                                                  297,898                 18,150
Net change in unrealized appreciation (depreciation)                      (1,104,214)               605,961
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (604,009)               684,740
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,192,817                993,729
Cost of units redeemed                                                    (1,797,464)            (1,005,679)
Account charges                                                               (1,358)                (1,642)
                                                                --------------------   --------------------
Increase (decrease)                                                         (606,005)               (13,592)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,210,014)               671,148
Net assets, beginning                                                      3,948,520              3,277,372
                                                                --------------------   --------------------
Net assets, ending                                              $          2,738,506   $          3,948,520
                                                                ====================   ====================

Units sold                                                                   364,320                303,235
Units redeemed                                                              (527,895)              (303,439)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (163,575)                  (204)
Units outstanding, beginning                                               1,070,447              1,070,651
                                                                --------------------   --------------------
Units outstanding, ending                                                    906,872              1,070,447
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,436,162
Cost of units redeemed/account charges                                                           (8,307,082)
Net investment income (loss)                                                                       (238,730)
Net realized gain (loss)                                                                           (237,275)
Realized gain distributions                                                                         634,961
Net change in unrealized appreciation (depreciation)                                               (549,530)
                                                                                       --------------------
Net assets                                                                             $          2,738,506
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.01               842   $         2,538              1.25%            -18.3%
12/31/2013                        3.69             1,048             3,861              1.25%             20.8%
12/31/2012                        3.05             1,029             3,141              1.25%             -2.6%
12/31/2011                        3.13             1,080             3,387              1.25%             -9.4%
12/31/2010                        3.46               936             3,238              1.25%             15.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.10                63   $           194              1.00%            -18.1%
12/31/2013                        3.78                21                79              1.00%             21.1%
12/31/2012                        3.12                20                62              1.00%             -2.4%
12/31/2011                        3.20                17                55              1.00%             -9.2%
12/31/2010                        3.52                19                67              1.00%             15.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.19                 0   $             0              0.75%            -17.9%
12/31/2013                        3.88                 0                 0              0.75%             21.4%
12/31/2012                        3.20                 0                 0              0.75%             -2.2%
12/31/2011                        3.27                 0                 0              0.75%             -9.0%
12/31/2010                        3.59                 0                 0              0.75%             15.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.28                 0   $             0              0.50%            -17.6%
12/31/2013                        3.98                 0                 0              0.50%             21.7%
12/31/2012                        3.27                 0                 0              0.50%             -1.9%
12/31/2011                        3.34                 0                 0              0.50%             -8.7%
12/31/2010                        3.65                 0                 0              0.50%             16.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.37                 0   $             0              0.25%            -17.4%
12/31/2013                        4.08                 0                 0              0.25%             22.0%
12/31/2012                        3.35                 0                 0              0.25%             -1.7%
12/31/2011                        3.40                 0                 0              0.25%             -8.5%
12/31/2010                        3.72                 0                 0              0.25%             16.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.49                 2   $             7              0.00%            -17.2%
12/31/2013                        4.21                 2                 8              0.00%             22.3%
12/31/2012                        3.45                22                75              0.00%             -1.4%
12/31/2011                        3.50                27                95              0.00%             -8.3%
12/31/2010                        3.81                27               101              0.00%             16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.3%
                2013               0.5%
                2012               0.0%
                2011               0.0%
                2010               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO MID CAP GROWTH FUND A CLASS - 00143M596

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       119,735   $       112,378             3,238
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (869)
                                                       ---------------
Net assets                                             $       118,866
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       118,866            94,154   $          1.26
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $       118,866            94,154
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,419)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,419)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,550
Realized gain distributions                                                                         10,522
Net change in unrealized appreciation (depreciation)                                                (7,521)
                                                                                           ---------------
Net gain (loss)                                                                                      8,551
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,132
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,419)  $               (700)
Net realized gain (loss)                                                       5,550                    707
Realized gain distributions                                                   10,522                  3,057
Net change in unrealized appreciation (depreciation)                          (7,521)                14,878
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,132                 17,942
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      26,622                128,966
Cost of units redeemed                                                       (45,966)               (15,774)
Account charges                                                                  (23)                   (33)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,367)               113,159
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,235)               131,101
Net assets, beginning                                                        131,101                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            118,866   $            131,101
                                                                ====================   ====================

Units sold                                                                    22,047                129,777
Units redeemed                                                               (38,580)               (19,090)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,533)               110,687
Units outstanding, beginning                                                 110,687                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     94,154                110,687
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            155,588
Cost of units redeemed/account charges                                                              (61,796)
Net investment income (loss)                                                                         (2,119)
Net realized gain (loss)                                                                              6,257
Realized gain distributions                                                                          13,579
Net change in unrealized appreciation (depreciation)                                                  7,357
                                                                                       --------------------
Net assets                                                                             $            118,866
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/1/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                94   $           119              1.25%              6.6%
12/31/2013                        1.18               111               131              0.00%             18.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              1.00%              6.9%
12/31/2013                        1.19                 0                 0              0.00%             18.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.75%              7.1%
12/31/2013                        1.19                 0                 0              0.00%             18.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.50%              7.4%
12/31/2013                        1.19                 0                 0              0.00%             18.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.25%              7.7%
12/31/2013                        1.19                 0                 0              0.00%             19.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.00%              7.9%
12/31/2013                        1.19                 0                 0              0.00%             19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO FLOATING RATE FUND Y CLASS - 00141A586 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.98
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.25%             -1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO SMALL CAP GROWTH FUND R CLASS - 00141M580

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,763,895   $     3,858,758           110,180
                                                                         ===============   ===============
Receivables: investments sold                                    2,059
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,765,954
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,113,453         1,270,210   $          2.45
Band 100                                                       271,134           107,547              2.52
Band 75                                                             --                --              2.59
Band 50                                                             --                --              2.67
Band 25                                                             --                --              2.74
Band 0                                                         381,367           135,104              2.82
                                                       ---------------   ---------------
 Total                                                 $     3,765,954         1,512,861
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (36,233)
                                                                                           ---------------
Net investment income (loss)                                                                       (36,233)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           123,188
Realized gain distributions                                                                        599,968
Net change in unrealized appreciation (depreciation)                                              (479,319)
                                                                                           ---------------
Net gain (loss)                                                                                    243,837
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       207,604
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (36,233)  $            (21,565)
Net realized gain (loss)                                                     123,188                134,962
Realized gain distributions                                                  599,968                140,612
Net change in unrealized appreciation (depreciation)                        (479,319)               392,211
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            207,604                646,220
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,223,015              1,434,144
Cost of units redeemed                                                    (1,250,987)            (1,394,215)
Account charges                                                               (9,966)                (4,559)
                                                                --------------------   --------------------
Increase (decrease)                                                          962,062                 35,370
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,169,666                681,590
Net assets, beginning                                                      2,596,288              1,914,698
                                                                --------------------   --------------------
Net assets, ending                                              $          3,765,954   $          2,596,288
                                                                ====================   ====================

Units sold                                                                 1,008,168                746,529
Units redeemed                                                              (602,997)              (759,265)
                                                                --------------------   --------------------
Net increase (decrease)                                                      405,171                (12,736)
Units outstanding, beginning                                               1,107,690              1,120,426
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,512,861              1,107,690
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,591,343
Cost of units redeemed/account charges                                                           (4,862,405)
Net investment income (loss)                                                                        (99,078)
Net realized gain (loss)                                                                            256,924
Realized gain distributions                                                                         974,033
Net change in unrealized appreciation (depreciation)                                                (94,863)
                                                                                       --------------------
Net assets                                                                             $          3,765,954
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.45             1,270   $         3,113              1.25%              6.1%
12/31/2013                        2.31               989             2,284              1.25%             37.8%
12/31/2012                        1.68               946             1,587              1.25%             16.6%
12/31/2011                        1.44               499               718              1.25%             -2.7%
12/31/2010                        1.48               354               523              1.25%             24.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.52               108   $           271              1.00%              6.3%
12/31/2013                        2.37                 5                13              1.00%             38.2%
12/31/2012                        1.72                 0                 0              1.00%             16.9%
12/31/2011                        1.47                 0                 0              1.00%             -2.5%
12/31/2010                        1.51                 0                 0              1.00%             24.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.59                 0   $             0              0.75%              6.6%
12/31/2013                        2.43                 0                 0              0.75%             38.5%
12/31/2012                        1.76                 0                 0              0.75%             17.2%
12/31/2011                        1.50                 0                 0              0.75%             -2.3%
12/31/2010                        1.53                 0                 0              0.75%             25.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.67                 0   $             0              0.50%              6.9%
12/31/2013                        2.50                 0                 0              0.50%             38.9%
12/31/2012                        1.80                 0                 0              0.50%             17.5%
12/31/2011                        1.53                 0                 0              0.50%             -2.0%
12/31/2010                        1.56                 0                 0              0.50%             25.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.74                 0   $             0              0.25%              7.1%
12/31/2013                        2.56                 0                 0              0.25%             39.2%
12/31/2012                        1.84                 0                 0              0.25%             17.8%
12/31/2011                        1.56                 0                 0              0.25%             -1.8%
12/31/2010                        1.59                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.82               135   $           381              0.00%              7.4%
12/31/2013                        2.63               114               299              0.00%             39.6%
12/31/2012                        1.88               174               328              0.00%             18.1%
12/31/2011                        1.60                 8                13              0.00%             -1.5%
12/31/2010                        1.62                 1                 1              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO FLOATING RATE FUND A CLASS - 00141A867 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.98
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.25%             -1.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO SMALL CAP GROWTH FUND A CLASS - 00141M770

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,633,077   $     4,696,296           128,897
                                                                         ===============   ===============
Receivables: investments sold                                      805
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,633,882
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,127,381         1,624,938   $          2.54
Band 100                                                            --                --              2.61
Band 75                                                             --                --              2.69
Band 50                                                             --                --              2.76
Band 25                                                             --                --              2.84
Band 0                                                         506,501           170,375              2.97
                                                       ---------------   ---------------
 Total                                                 $     4,633,882         1,795,313
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (46,074)
                                                                                           ---------------
Net investment income (loss)                                                                       (46,074)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           128,460
Realized gain distributions                                                                        708,439
Net change in unrealized appreciation (depreciation)                                              (499,344)
                                                                                           ---------------
Net gain (loss)                                                                                    337,555
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       291,481
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (46,074)  $            (22,984)
Net realized gain (loss)                                                     128,460                256,730
Realized gain distributions                                                  708,439                192,038
Net change in unrealized appreciation (depreciation)                        (499,344)               423,202
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            291,481                848,986
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,311,461              2,378,461
Cost of units redeemed                                                    (1,742,111)            (2,820,775)
Account charges                                                              (13,989)                (7,256)
                                                                --------------------   --------------------
Increase (decrease)                                                          555,361               (449,570)
                                                                --------------------   --------------------
Net increase (decrease)                                                      846,842                399,416
Net assets, beginning                                                      3,787,040              3,387,624
                                                                --------------------   --------------------
Net assets, ending                                              $          4,633,882   $          3,787,040
                                                                ====================   ====================

Units sold                                                                   967,181              1,127,177
Units redeemed                                                              (728,720)            (1,514,893)
                                                                --------------------   --------------------
Net increase (decrease)                                                      238,461               (387,716)
Units outstanding, beginning                                               1,556,852              1,944,568
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,795,313              1,556,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,590,204
Cost of units redeemed/account charges                                                           (7,469,492)
Net investment income (loss)                                                                       (129,223)
Net realized gain (loss)                                                                            452,934
Realized gain distributions                                                                       1,252,678
Net change in unrealized appreciation (depreciation)                                                (63,219)
                                                                                       --------------------
Net assets                                                                             $          4,633,882
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.54             1,625   $         4,127              1.25%              6.3%
12/31/2013                        2.39             1,374             3,283              1.25%             38.2%
12/31/2012                        1.73             1,840             3,181              1.25%             16.9%
12/31/2011                        1.48               316               467              1.25%             -2.5%
12/31/2010                        1.52               438               664              1.25%             24.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.61                 0   $             0              1.00%              6.6%
12/31/2013                        2.45                 0                 0              1.00%             38.5%
12/31/2012                        1.77                 0                 0              1.00%             17.2%
12/31/2011                        1.51                 0                 0              1.00%             -2.3%
12/31/2010                        1.54                 0                 0              1.00%             25.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.69                 0   $             0              0.75%              6.9%
12/31/2013                        2.51                 0                 0              0.75%             38.9%
12/31/2012                        1.81                 0                 0              0.75%             17.5%
12/31/2011                        1.54                 0                 0              0.75%             -2.0%
12/31/2010                        1.57                 0                 0              0.75%             25.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76                 0   $             0              0.50%              7.1%
12/31/2013                        2.58                 0                 0              0.50%             39.2%
12/31/2012                        1.85                 0                 0              0.50%             17.8%
12/31/2011                        1.57                 0                 0              0.50%             -1.8%
12/31/2010                        1.60                 0                 0              0.50%             25.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.84                 0   $             0              0.25%              7.4%
12/31/2013                        2.65                 0                 0              0.25%             39.6%
12/31/2012                        1.90                 0                 0              0.25%             18.1%
12/31/2011                        1.61                 0                 0              0.25%             -1.5%
12/31/2010                        1.63                 0                 0              0.25%             26.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.97               170   $           507              0.00%              7.7%
12/31/2013                        2.76               183               504              0.00%             39.9%
12/31/2012                        1.97               105               207              0.00%             18.3%
12/31/2011                        1.67               126               211              0.00%             -1.3%
12/31/2010                        1.69                68               115              0.00%             26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               INVESCO GLOBAL HEALTH CARE FUND A CLASS - 00141T106

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,265,241   $     1,148,445            29,176
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (13,871)
                                                       ---------------
Net assets                                             $     1,251,370
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,004,791           343,391   $          2.93
Band 100                                                       246,579            81,933              3.01
Band 75                                                             --                --              3.10
Band 50                                                             --                --              3.18
Band 25                                                             --                --              3.27
Band 0                                                              --                --              3.39
                                                       ---------------   ---------------
 Total                                                 $     1,251,370           425,324
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (15,062)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,062)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           160,972
Realized gain distributions                                                                        128,874
Net change in unrealized appreciation (depreciation)                                               (58,720)
                                                                                           ---------------
Net gain (loss)                                                                                    231,126
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       216,064
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,062)  $            (10,408)
Net realized gain (loss)                                                     160,972                 58,705
Realized gain distributions                                                  128,874                119,415
Net change in unrealized appreciation (depreciation)                         (58,720)               152,130
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            216,064                319,842
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     472,673                884,104
Cost of units redeemed                                                      (937,380)              (250,804)
Account charges                                                                 (143)                  (115)
                                                                --------------------   --------------------
Increase (decrease)                                                         (464,850)               633,185
                                                                --------------------   --------------------
Net increase (decrease)                                                     (248,786)               953,027
Net assets, beginning                                                      1,500,156                547,129
                                                                --------------------   --------------------
Net assets, ending                                              $          1,251,370   $          1,500,156
                                                                ====================   ====================

Units sold                                                                   226,168                423,910
Units redeemed                                                              (409,994)              (127,412)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (183,826)               296,498
Units outstanding, beginning                                                 609,150                312,652
                                                                --------------------   --------------------
Units outstanding, ending                                                    425,324                609,150
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,553,892
Cost of units redeemed/account charges                                                           (1,952,901)
Net investment income (loss)                                                                        (39,459)
Net realized gain (loss)                                                                            270,550
Realized gain distributions                                                                         302,492
Net change in unrealized appreciation (depreciation)                                                116,796
                                                                                       --------------------
Net assets                                                                             $          1,251,370
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.93               343   $         1,005              1.25%             18.9%
12/31/2013                        2.46               599             1,475              1.25%             40.8%
12/31/2012                        1.75               303               530              1.25%             19.3%
12/31/2011                        1.47               331               486              1.25%              2.9%
12/31/2010                        1.43               239               341              1.25%              3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.01                82   $           247              1.00%             19.2%
12/31/2013                        2.53                10                25              1.00%             41.1%
12/31/2012                        1.79                10                17              1.00%             19.6%
12/31/2011                        1.50                 9                14              1.00%              3.1%
12/31/2010                        1.45                 9                13              1.00%              3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.10                 0   $             0              0.75%             19.5%
12/31/2013                        2.59                 0                 0              0.75%             41.5%
12/31/2012                        1.83                 0                 0              0.75%             19.9%
12/31/2011                        1.53                 0                 0              0.75%              3.4%
12/31/2010                        1.48                 0                 0              0.75%              3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.18                 0   $             0              0.50%             19.8%
12/31/2013                        2.66                 0                 0              0.50%             41.8%
12/31/2012                        1.87                 0                 0              0.50%             20.2%
12/31/2011                        1.56                 0                 0              0.50%              3.6%
12/31/2010                        1.51                 0                 0              0.50%              4.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.27                 0   $             0              0.25%             20.1%
12/31/2013                        2.73                 0                 0              0.25%             42.2%
12/31/2012                        1.92                 0                 0              0.25%             20.5%
12/31/2011                        1.59                 0                 0              0.25%              3.9%
12/31/2010                        1.53                 0                 0              0.25%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.39                 0   $             0              0.00%             20.4%
12/31/2013                        2.81                 0                 0              0.00%             42.5%
12/31/2012                        1.97                 0                 0              0.00%             20.8%
12/31/2011                        1.63                 1                 2              0.00%              4.1%
12/31/2010                        1.57                 1                 2              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.2%
      2012          0.4%
      2011          0.6%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   INVESCO TECHNOLOGY FUND A CLASS - 00142F642

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       216,254   $       217,525             5,833
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (129)
                                                       ---------------
Net assets                                             $       216,125
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       216,125            91,266   $          2.37
Band 100                                                            --                --              2.44
Band 75                                                             --                --              2.51
Band 50                                                             --                --              2.58
Band 25                                                             --                --              2.65
Band 0                                                              --                --              2.74
                                                       ---------------   ---------------
 Total                                                 $       216,125            91,266
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,364)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,364)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,483
Realized gain distributions                                                                         26,479
Net change in unrealized appreciation (depreciation)                                               (17,136)
                                                                                           ---------------
Net gain (loss)                                                                                     18,826
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,462
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,364)  $             (1,883)
Net realized gain (loss)                                                       9,483                 11,431
Realized gain distributions                                                   26,479                 12,936
Net change in unrealized appreciation (depreciation)                         (17,136)                 8,317
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,462                 30,801
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     106,705                 33,976
Cost of units redeemed                                                       (69,198)               (64,315)
Account charges                                                                 (206)                   (47)
                                                                --------------------   --------------------
Increase (decrease)                                                           37,301                (30,386)
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,763                    415
Net assets, beginning                                                        162,362                161,947
                                                                --------------------   --------------------
Net assets, ending                                              $            216,125   $            162,362
                                                                ====================   ====================

Units sold                                                                    46,691                 18,115
Units redeemed                                                               (30,368)               (35,209)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,323                (17,094)
Units outstanding, beginning                                                  74,943                 92,037
                                                                --------------------   --------------------
Units outstanding, ending                                                     91,266                 74,943
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            677,857
Cost of units redeemed/account charges                                                             (568,254)
Net investment income (loss)                                                                        (11,825)
Net realized gain (loss)                                                                             75,179
Realized gain distributions                                                                          44,439
Net change in unrealized appreciation (depreciation)                                                 (1,271)
                                                                                       --------------------
Net assets                                                                             $            216,125
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                91   $           216              1.25%              9.3%
12/31/2013                        2.17                75               162              1.25%             23.1%
12/31/2012                        1.76                92               162              1.25%              9.2%
12/31/2011                        1.61                87               140              1.25%             -4.5%
12/31/2010                        1.69               119               200              1.25%             19.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44                 0   $             0              1.00%              9.6%
12/31/2013                        2.22                 0                 0              1.00%             23.4%
12/31/2012                        1.80                 0                 0              1.00%              9.5%
12/31/2011                        1.64                 0                 0              1.00%             -4.2%
12/31/2010                        1.72                 0                 0              1.00%             19.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.51                 0   $             0              0.75%              9.9%
12/31/2013                        2.28                 0                 0              0.75%             23.7%
12/31/2012                        1.84                 0                 0              0.75%              9.8%
12/31/2011                        1.68                 0                 0              0.75%             -4.0%
12/31/2010                        1.75                 0                 0              0.75%             19.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.58                 0   $             0              0.50%             10.1%
12/31/2013                        2.34                 0                 0              0.50%             24.0%
12/31/2012                        1.89                 0                 0              0.50%             10.1%
12/31/2011                        1.71                 0                 0              0.50%             -3.8%
12/31/2010                        1.78                 0                 0              0.50%             20.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.65                 0   $             0              0.25%             10.4%
12/31/2013                        2.40                 0                 0              0.25%             24.4%
12/31/2012                        1.93                 0                 0              0.25%             10.3%
12/31/2011                        1.75                 0                 0              0.25%             -3.5%
12/31/2010                        1.81                 0                 0              0.25%             20.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.74                 0   $             0              0.00%             10.7%
12/31/2013                        2.48                 0                 0              0.00%             24.7%
12/31/2012                        1.99                 0                 0              0.00%             10.6%
12/31/2011                        1.80                 0                 0              0.00%             -3.3%
12/31/2010                        1.86                 0                 0              0.00%             20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.8%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO GLOBAL HEALTH CARE FUND INVESTOR CLASS - 00141T171

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,765,567   $     2,758,820            64,523
                                                                         ===============   ===============
Receivables: investments sold                                    2,471
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,768,038
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,768,038         1,119,202   $          2.47
Band 100                                                            --                --              2.54
Band 75                                                             --                --              2.62
Band 50                                                             --                --              2.69
Band 25                                                             --                --              2.77
Band 0                                                              --                --              2.94
                                                       ---------------   ---------------
 Total                                                 $     2,768,038         1,119,202
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (21,583)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,583)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           116,834
Realized gain distributions                                                                        283,351
Net change in unrealized appreciation (depreciation)                                               (57,352)
                                                                                           ---------------
Net gain (loss)                                                                                    342,833
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       321,250
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,583)  $             (2,441)
Net realized gain (loss)                                                     116,834                  1,067
Realized gain distributions                                                  283,351                 40,460
Net change in unrealized appreciation (depreciation)                         (57,352)                43,993
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            321,250                 83,079
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,730,264              1,317,566
Cost of units redeemed                                                    (2,164,685)              (643,545)
Account charges                                                               (5,892)                  (843)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,559,687                673,178
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,880,937                756,257
Net assets, beginning                                                        887,101                130,844
                                                                --------------------   --------------------
Net assets, ending                                              $          2,768,038   $            887,101
                                                                ====================   ====================

Units sold                                                                 1,699,420                654,938
Units redeemed                                                            (1,006,549)              (317,118)
                                                                --------------------   --------------------
Net increase (decrease)                                                      692,871                337,820
Units outstanding, beginning                                                 426,331                 88,511
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,119,202                426,331
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,144,088
Cost of units redeemed/account charges                                                           (3,888,952)
Net investment income (loss)                                                                        (50,458)
Net realized gain (loss)                                                                            129,763
Realized gain distributions                                                                         426,850
Net change in unrealized appreciation (depreciation)                                                  6,747
                                                                                       --------------------
Net assets                                                                             $          2,768,038
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.47             1,119   $         2,768              1.25%             18.9%
12/31/2013                        2.08               426               887              1.25%             40.8%
12/31/2012                        1.48                89               131              1.25%             19.3%
12/31/2011                        1.24               205               254              1.25%              2.9%
12/31/2010                        1.20               278               335              1.25%              3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.54                 0   $             0              1.00%             19.2%
12/31/2013                        2.13                 0                 0              1.00%             41.1%
12/31/2012                        1.51                 0                 0              1.00%             19.6%
12/31/2011                        1.27                 0                 0              1.00%              3.1%
12/31/2010                        1.23                 0                 0              1.00%              3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.62                 0   $             0              0.75%             19.5%
12/31/2013                        2.19                 0                 0              0.75%             41.5%
12/31/2012                        1.55                 0                 0              0.75%             19.9%
12/31/2011                        1.29                 0                 0              0.75%              3.4%
12/31/2010                        1.25                 0                 0              0.75%              3.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.69                 0   $             0              0.50%             19.8%
12/31/2013                        2.25                 0                 0              0.50%             41.8%
12/31/2012                        1.58                 0                 0              0.50%             20.2%
12/31/2011                        1.32                 0                 0              0.50%              3.7%
12/31/2010                        1.27                 0                 0              0.50%              4.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.77                 0   $             0              0.25%             20.1%
12/31/2013                        2.31                 0                 0              0.25%             42.2%
12/31/2012                        1.62                 0                 0              0.25%             20.5%
12/31/2011                        1.35                 0                 0              0.25%              3.9%
12/31/2010                        1.30                 0                 0              0.25%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.94                 0   $             0              0.00%             20.4%
12/31/2013                        2.44                 0                 0              0.00%             42.5%
12/31/2012                        1.71                 0                 0              0.00%             20.8%
12/31/2011                        1.42                 0                 0              0.00%              4.2%
12/31/2010                        1.36                 0                 0              0.00%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.1%
      2012          0.3%
      2011          0.5%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               INVESCO TECHNOLOGY FUND INVESTOR CLASS - 00142F659

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        57,134   $        62,197             1,553
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        57,135
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        57,135            50,331   $          1.14
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $        57,135            50,331
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,050)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,050)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,950
Realized gain distributions                                                                          7,142
Net change in unrealized appreciation (depreciation)                                               (16,369)
                                                                                           ---------------
Net gain (loss)                                                                                      9,723
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,673
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,050)  $               (769)
Net realized gain (loss)                                                      18,950                 44,052
Realized gain distributions                                                    7,142                  5,460
Net change in unrealized appreciation (depreciation)                         (16,369)               (33,193)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,673                 15,550
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      78,948                 16,664
Cost of units redeemed                                                       (98,390)              (142,655)
Account charges                                                                 (101)                   (79)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,543)              (126,070)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,870)              (110,520)
Net assets, beginning                                                         68,005                178,525
                                                                --------------------   --------------------
Net assets, ending                                              $             57,135   $             68,005
                                                                ====================   ====================

Units sold                                                                    76,529                 18,172
Units redeemed                                                               (91,742)              (164,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,213)              (146,469)
Units outstanding, beginning                                                  65,544                212,013
                                                                --------------------   --------------------
Units outstanding, ending                                                     50,331                 65,544
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            953,533
Cost of units redeemed/account charges                                                           (1,006,617)
Net investment income (loss)                                                                        (23,249)
Net realized gain (loss)                                                                            120,513
Realized gain distributions                                                                          18,018
Net change in unrealized appreciation (depreciation)                                                 (5,063)
                                                                                       --------------------
Net assets                                                                             $             57,135
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                50   $            57              1.25%              9.4%
12/31/2013                        1.04                66                68              1.25%             23.2%
12/31/2012                        0.84               212               179              1.25%              9.3%
12/31/2011                        0.77               194               149              1.25%             -4.4%
12/31/2010                        0.81               282               227              1.25%             19.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              1.00%              9.7%
12/31/2013                        1.06                 0                 0              1.00%             23.5%
12/31/2012                        0.86                 0                 0              1.00%              9.6%
12/31/2011                        0.79                 0                 0              1.00%             -4.2%
12/31/2010                        0.82                 0                 0              1.00%             19.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%             10.0%
12/31/2013                        1.09                 0                 0              0.75%             23.8%
12/31/2012                        0.88                 0                 0              0.75%              9.9%
12/31/2011                        0.80                 0                 0              0.75%             -4.0%
12/31/2010                        0.84                 0                 0              0.75%             20.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%             10.2%
12/31/2013                        1.12                 0                 0              0.50%             24.1%
12/31/2012                        0.90                 0                 0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -3.7%
12/31/2010                        0.85                 0                 0              0.50%             20.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%             10.5%
12/31/2013                        1.15                 0                 0              0.25%             24.5%
12/31/2012                        0.92                 0                 0              0.25%             10.4%
12/31/2011                        0.84                 0                 0              0.25%             -3.5%
12/31/2010                        0.87                 0                 0              0.25%             20.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.00%             10.8%
12/31/2013                        1.22                 0                 0              0.00%             24.8%
12/31/2012                        0.98                 0                 0              0.00%             10.7%
12/31/2011                        0.88                 0                 0              0.00%             -3.2%
12/31/2010                        0.91                 0                 0              0.00%             20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.9%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND R5 CLASS - 00141M374

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       647,573   $       609,518            46,160
                                                                         ===============   ===============
Receivables: investments sold                                    2,370
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       649,943
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       649,943           616,109   $          1.05
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       649,943           616,109
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        12,332
Mortality & expense charges                                                                         (3,961)
                                                                                           ---------------
Net investment income (loss)                                                                         8,371
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,392
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (17,209)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,817)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,554
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,371   $              2,154
Net realized gain (loss)                                                      11,392                 23,471
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (17,209)                35,365
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,554                 60,990
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     403,655                 90,126
Cost of units redeemed                                                       (39,748)               (87,205)
Account charges                                                                  (76)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                          363,831                  2,906
                                                                --------------------   --------------------
Net increase (decrease)                                                      366,385                 63,896
Net assets, beginning                                                        283,558                219,662
                                                                --------------------   --------------------
Net assets, ending                                              $            649,943   $            283,558
                                                                ====================   ====================

Units sold                                                                   390,207                 89,998
Units redeemed                                                               (40,101)               (88,541)
                                                                --------------------   --------------------
Net increase (decrease)                                                      350,106                  1,457
Units outstanding, beginning                                                 266,003                264,546
                                                                --------------------   --------------------
Units outstanding, ending                                                    616,109                266,003
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,198,978
Cost of units redeemed/account charges                                                           (2,467,522)
Net investment income (loss)                                                                         19,112
Net realized gain (loss)                                                                         (1,279,789)
Realized gain distributions                                                                         141,109
Net change in unrealized appreciation (depreciation)                                                 38,055
                                                                                       --------------------
Net assets                                                                             $            649,943
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05               616   $           650              1.25%             -1.0%
12/31/2013                        1.07               266               284              1.25%             28.4%
12/31/2012                        0.83               265               220              1.25%             12.5%
12/31/2011                        0.74               320               236              1.25%             -3.6%
12/31/2010                        0.77               365               280              1.25%             12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%             -0.8%
12/31/2013                        1.08                 0                 0              1.00%             28.7%
12/31/2012                        0.84                 0                 0              1.00%             12.8%
12/31/2011                        0.75                 0                 0              1.00%             -3.4%
12/31/2010                        0.77                 0                 0              1.00%             12.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%             -0.5%
12/31/2013                        1.10                 0                 0              0.75%             29.0%
12/31/2012                        0.85                 0                 0              0.75%             13.1%
12/31/2011                        0.76                 0                 0              0.75%             -3.2%
12/31/2010                        0.78                 0                 0              0.75%             12.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%             -0.3%
12/31/2013                        1.12                 0                 0              0.50%             29.3%
12/31/2012                        0.87                 0                 0              0.50%             13.4%
12/31/2011                        0.76                 0                 0              0.50%             -2.9%
12/31/2010                        0.79                 0                 0              0.50%             13.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              0.0%
12/31/2013                        1.14                 0                 0              0.25%             29.7%
12/31/2012                        0.88                 0                 0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -2.7%
12/31/2010                        0.79                 0                 0              0.25%             13.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%              0.2%
12/31/2013                        1.16                 0                 0              0.00%             30.0%
12/31/2012                        0.89                 0                 0              0.00%             14.0%
12/31/2011                        0.78                 0                 0              0.00%             -2.4%
12/31/2010                        0.80                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.6%
      2013          2.1%
      2012          2.9%
      2011          1.9%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO VALUE OPPORTUNITIES R CLASS - 00142F139

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       230,207   $       191,227            15,798
                                                                         ===============   ===============
Receivables: investments sold                                      130
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       230,337
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       163,565           112,453   $          1.45
Band 100                                                        66,772            45,493              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $       230,337           157,946
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,717
Mortality & expense charges                                                                         (2,143)
                                                                                           ---------------
Net investment income (loss)                                                                           574
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,835
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,475
                                                                                           ---------------
Net gain (loss)                                                                                      9,310
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,884
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                574   $               (418)
Net realized gain (loss)                                                       7,835                  5,636
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,475                 29,997
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,884                 35,215
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      90,449                 36,452
Cost of units redeemed                                                       (27,208)               (27,262)
Account charges                                                                  (12)                   (17)
                                                                --------------------   --------------------
Increase (decrease)                                                           63,229                  9,173
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,113                 44,388
Net assets, beginning                                                        157,224                112,836
                                                                --------------------   --------------------
Net assets, ending                                              $            230,337   $            157,224
                                                                ====================   ====================

Units sold                                                                    72,197                 29,877
Units redeemed                                                               (27,769)               (22,690)
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,428                  7,187
Units outstanding, beginning                                                 113,518                106,331
                                                                --------------------   --------------------
Units outstanding, ending                                                    157,946                113,518
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            246,792
Cost of units redeemed/account charges                                                              (68,201)
Net investment income (loss)                                                                           (874)
Net realized gain (loss)                                                                             13,528
Realized gain distributions                                                                             112
Net change in unrealized appreciation (depreciation)                                                 38,980
                                                                                       --------------------
Net assets                                                                             $            230,337
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45               112   $           164              1.25%              5.0%
12/31/2013                        1.39               114               157              1.25%             30.5%
12/31/2012                        1.06               106               113              1.25%             16.0%
12/31/2011                        0.92                86                79              1.25%             -8.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                45   $            67              1.00%              5.3%
12/31/2013                        1.39                 0                 0              1.00%             30.8%
12/31/2012                        1.07                 0                 0              1.00%             16.2%
12/31/2011                        0.92                 0                 0              1.00%             -8.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              5.5%
12/31/2013                        1.40                 0                 0              0.75%             31.2%
12/31/2012                        1.07                 0                 0              0.75%             16.5%
12/31/2011                        0.92                 0                 0              0.75%             -8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%              5.8%
12/31/2013                        1.41                 0                 0              0.50%             31.5%
12/31/2012                        1.07                 0                 0              0.50%             16.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.25%              6.1%
12/31/2013                        1.42                 0                 0              0.25%             31.8%
12/31/2012                        1.08                 0                 0              0.25%             17.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.00%              6.3%
12/31/2013                        1.43                 0                 0              0.00%             32.2%
12/31/2012                        1.08                 0                 0              0.00%             17.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          0.9%
      2012          0.8%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND A CLASS - 00141M572

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       282,111   $       285,966            20,334
                                                                         ===============   ===============
Receivables: investments sold                                      332
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       282,443
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       165,369            88,499   $          1.87
Band 100                                                       117,074            60,916              1.92
Band 75                                                             --                --              1.98
Band 50                                                             --                --              2.03
Band 25                                                             --                --              2.09
Band 0                                                              --                --              2.15
                                                       ---------------   ---------------
 Total                                                 $       282,443           149,415
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,857
Mortality & expense charges                                                                         (2,455)
                                                                                           ---------------
Net investment income (loss)                                                                         5,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,960
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (32,020)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,060)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (11,658)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,402   $                749
Net realized gain (loss)                                                      14,960                 10,433
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (32,020)                15,172
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (11,658)                26,354
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     225,045                 26,657
Cost of units redeemed                                                       (47,580)               (37,061)
Account charges                                                                  (32)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                          177,433                (10,436)
                                                                --------------------   --------------------
Net increase (decrease)                                                      165,775                 15,918
Net assets, beginning                                                        116,668                100,750
                                                                --------------------   --------------------
Net assets, ending                                              $            282,443   $            116,668
                                                                ====================   ====================

Units sold                                                                   132,819                 15,585
Units redeemed                                                               (44,904)               (21,867)
                                                                --------------------   --------------------
Net increase (decrease)                                                       87,915                 (6,282)
Units outstanding, beginning                                                  61,500                 67,782
                                                                --------------------   --------------------
Units outstanding, ending                                                    149,415                 61,500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,820,399
Cost of units redeemed/account charges                                                           (5,027,246)
Net investment income (loss)                                                                        271,249
Net realized gain (loss)                                                                           (393,443)
Realized gain distributions                                                                         615,339
Net change in unrealized appreciation (depreciation)                                                 (3,855)
                                                                                       --------------------
Net assets                                                                             $            282,443
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                88   $           165              1.25%             -1.5%
12/31/2013                        1.90                62               117              1.25%             27.6%
12/31/2012                        1.49                68               101              1.25%             11.9%
12/31/2011                        1.33               113               150              1.25%             -4.2%
12/31/2010                        1.39                95               131              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                61   $           117              1.00%             -1.3%
12/31/2013                        1.95                 0                 0              1.00%             27.9%
12/31/2012                        1.52                 0                 0              1.00%             12.2%
12/31/2011                        1.36                 0                 0              1.00%             -3.9%
12/31/2010                        1.41                 0                 0              1.00%             11.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.98                 0   $             0              0.75%             -1.0%
12/31/2013                        2.00                 0                 0              0.75%             28.3%
12/31/2012                        1.56                 0                 0              0.75%             12.5%
12/31/2011                        1.38                 0                 0              0.75%             -3.7%
12/31/2010                        1.44                 0                 0              0.75%             12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 0   $             0              0.50%             -0.8%
12/31/2013                        2.05                 0                 0              0.50%             28.6%
12/31/2012                        1.59                 0                 0              0.50%             12.8%
12/31/2011                        1.41                 0                 0              0.50%             -3.5%
12/31/2010                        1.46                 0                 0              0.50%             12.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09                 0   $             0              0.25%             -0.5%
12/31/2013                        2.10                 0                 0              0.25%             28.9%
12/31/2012                        1.63                 0                 0              0.25%             13.0%
12/31/2011                        1.44                 0                 0              0.25%             -3.2%
12/31/2010                        1.49                 0                 0              0.25%             12.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             0              0.00%             -0.3%
12/31/2013                        2.16                 0                 0              0.00%             29.2%
12/31/2012                        1.67                 0                 0              0.00%             13.3%
12/31/2011                        1.47                 0                 0              0.00%             -3.0%
12/31/2010                        1.52                 0                 0              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.9%
      2013          1.9%
      2012          1.9%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO VALUE OPPORTUNITIES A CLASS - 00143M398

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       398,156   $       300,343            27,284
                                                                         ===============   ===============
Receivables: investments sold                                      202
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       398,358
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       398,358           279,157   $          1.43
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $       398,358           279,157
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,712
Mortality & expense charges                                                                         (4,685)
                                                                                           ---------------
Net investment income (loss)                                                                         2,027
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,349
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 4,945
                                                                                           ---------------
Net gain (loss)                                                                                     17,294
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,321
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,027   $               (489)
Net realized gain (loss)                                                      12,349                 16,044
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           4,945                 70,758
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,321                 86,313
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      69,907                 45,241
Cost of units redeemed                                                       (42,271)               (89,427)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           27,636                (44,186)
                                                                --------------------   --------------------
Net increase (decrease)                                                       46,957                 42,127
Net assets, beginning                                                        351,401                309,274
                                                                --------------------   --------------------
Net assets, ending                                              $            398,358   $            351,401
                                                                ====================   ====================

Units sold                                                                    50,578                 37,498
Units redeemed                                                               (30,692)               (76,842)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,886                (39,344)
Units outstanding, beginning                                                 259,271                298,615
                                                                --------------------   --------------------
Units outstanding, ending                                                    279,157                259,271
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            499,142
Cost of units redeemed/account charges                                                             (225,111)
Net investment income (loss)                                                                         (1,321)
Net realized gain (loss)                                                                             27,514
Realized gain distributions                                                                             321
Net change in unrealized appreciation (depreciation)                                                 97,813
                                                                                       --------------------
Net assets                                                                             $            398,358
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43               279   $           398              1.25%              5.3%
12/31/2013                        1.36               259               351              1.25%             30.9%
12/31/2012                        1.04               299               309              1.25%             16.2%
12/31/2011                        0.89               318               283              1.25%            -10.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.00%              5.6%
12/31/2013                        1.36                 0                 0              1.00%             31.2%
12/31/2012                        1.04                 0                 0              1.00%             16.5%
12/31/2011                        0.89                 0                 0              1.00%            -10.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.75%              5.8%
12/31/2013                        1.37                 0                 0              0.75%             31.5%
12/31/2012                        1.04                 0                 0              0.75%             16.8%
12/31/2011                        0.89                 0                 0              0.75%            -10.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.50%              6.1%
12/31/2013                        1.38                 0                 0              0.50%             31.8%
12/31/2012                        1.05                 0                 0              0.50%             17.1%
12/31/2011                        0.90                 0                 0              0.50%            -10.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.25%              6.3%
12/31/2013                        1.39                 0                 0              0.25%             32.2%
12/31/2012                        1.05                 0                 0              0.25%             17.4%
12/31/2011                        0.90                 0                 0              0.25%            -10.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.00%              6.6%
12/31/2013                        1.40                 0                 0              0.00%             32.5%
12/31/2012                        1.06                 0                 0              0.00%             17.7%
12/31/2011                        0.90                 0                 0              0.00%            -10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.1%
      2012          1.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO INTERNATIONAL GROWTH FUND R CLASS - 008882755

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       870,601   $       827,397            27,132
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,174)
                                                       ---------------
Net assets                                             $       864,427
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       847,419           677,035   $          1.25
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.36
Band 0                                                          17,008            12,266              1.39
                                                       ---------------   ---------------
 Total                                                 $       864,427           689,301
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,259
Mortality & expense charges                                                                        (10,702)
                                                                                           ---------------
Net investment income (loss)                                                                          (443)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,075
Realized gain distributions                                                                         28,829
Net change in unrealized appreciation (depreciation)                                               (63,554)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,650)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (18,093)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (443)  $               (928)
Net realized gain (loss)                                                      17,075                 55,163
Realized gain distributions                                                   28,829                     --
Net change in unrealized appreciation (depreciation)                         (63,554)                69,825
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (18,093)               124,060
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     156,135                334,330
Cost of units redeemed                                                      (174,234)              (319,196)
Account charges                                                                 (416)                  (883)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,515)                14,251
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,608)               138,311
Net assets, beginning                                                        901,035                762,724
                                                                --------------------   --------------------
Net assets, ending                                              $            864,427   $            901,035
                                                                ====================   ====================

Units sold                                                                   122,006                361,850
Units redeemed                                                              (138,206)              (355,323)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,200)                 6,527
Units outstanding, beginning                                                 705,501                698,974
                                                                --------------------   --------------------
Units outstanding, ending                                                    689,301                705,501
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,949,640
Cost of units redeemed/account charges                                                           (1,248,268)
Net investment income (loss)                                                                            293
Net realized gain (loss)                                                                             90,729
Realized gain distributions                                                                          28,829
Net change in unrealized appreciation (depreciation)                                                 43,204
                                                                                       --------------------
Net assets                                                                             $            864,427
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25               677   $           847              1.25%             -1.6%
12/31/2013                        1.27               675               859              1.25%             16.9%
12/31/2012                        1.09               672               731              1.25%             13.4%
12/31/2011                        0.96               252               241              1.25%             -8.4%
12/31/2010                        1.05               221               231              1.25%             10.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              1.00%             -1.4%
12/31/2013                        1.30                 0                 0              1.00%             17.2%
12/31/2012                        1.10                 0                 0              1.00%             13.7%
12/31/2011                        0.97                 0                 0              1.00%             -8.2%
12/31/2010                        1.06                 0                 0              1.00%             11.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.75%             -1.1%
12/31/2013                        1.32                 0                 0              0.75%             17.5%
12/31/2012                        1.12                 0                 0              0.75%             14.0%
12/31/2011                        0.98                 0                 0              0.75%             -7.9%
12/31/2010                        1.07                 0                 0              0.75%             11.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.50%             -0.9%
12/31/2013                        1.34                 0                 0              0.50%             17.8%
12/31/2012                        1.14                 0                 0              0.50%             14.3%
12/31/2011                        1.00                 0                 0              0.50%             -7.7%
12/31/2010                        1.08                 0                 0              0.50%             11.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.25%             -0.6%
12/31/2013                        1.37                 0                 0              0.25%             18.1%
12/31/2012                        1.16                 0                 0              0.25%             14.6%
12/31/2011                        1.01                 0                 0              0.25%             -7.5%
12/31/2010                        1.09                 0                 0              0.25%             11.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                12   $            17              0.00%             -0.4%
12/31/2013                        1.39                30                42              0.00%             18.4%
12/31/2012                        1.18                27                32              0.00%             14.8%
12/31/2011                        1.02                23                23              0.00%             -7.2%
12/31/2010                        1.10                17                19              0.00%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.9%
      2012          1.2%
      2011          1.0%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             INVESCO INTERNATIONAL GROWTH FUND R5 CLASS - 008882771

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,775,630   $     3,261,227           115,773
                                                                         ===============   ===============
Receivables: investments sold                                    9,006
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,784,636
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,329,573         1,006,821   $          1.32
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.43
Band 0                                                       2,455,063         1,678,182              1.46
                                                       ---------------   ---------------
 Total                                                 $     3,784,636         2,685,003
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        60,561
Mortality & expense charges                                                                        (16,252)
                                                                                           ---------------
Net investment income (loss)                                                                        44,309
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            77,727
Realized gain distributions                                                                        120,740
Net change in unrealized appreciation (depreciation)                                              (258,076)
                                                                                           ---------------
Net gain (loss)                                                                                    (59,609)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,300)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,309   $             38,551
Net realized gain (loss)                                                      77,727                 43,697
Realized gain distributions                                                  120,740                     --
Net change in unrealized appreciation (depreciation)                        (258,076)               487,327
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,300)               569,575
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     521,662                811,180
Cost of units redeemed                                                      (451,691)              (448,338)
Account charges                                                                 (545)                  (364)
                                                                --------------------   --------------------
Increase (decrease)                                                           69,426                362,478
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,126                932,053
Net assets, beginning                                                      3,730,510              2,798,457
                                                                --------------------   --------------------
Net assets, ending                                              $          3,784,636   $          3,730,510
                                                                ====================   ====================

Units sold                                                                   377,570                689,385
Units redeemed                                                              (327,382)              (385,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,188                303,466
Units outstanding, beginning                                               2,634,815              2,331,349
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,685,003              2,634,815
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,742,015
Cost of units redeemed/account charges                                                           (4,847,983)
Net investment income (loss)                                                                        182,458
Net realized gain (loss)                                                                             38,710
Realized gain distributions                                                                         155,033
Net change in unrealized appreciation (depreciation)                                                514,403
                                                                                       --------------------
Net assets                                                                             $          3,784,636
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32             1,007   $         1,330              1.25%             -1.0%
12/31/2013                        1.33               914             1,219              1.25%             17.6%
12/31/2012                        1.13               637               722              1.25%             14.1%
12/31/2011                        0.99               889               883              1.25%             -7.8%
12/31/2010                        1.08               833               898              1.25%             11.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              1.00%             -0.8%
12/31/2013                        1.36                 0                 0              1.00%             17.9%
12/31/2012                        1.15                 0                 0              1.00%             14.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.5%
12/31/2010                        1.09                 0                 0              1.00%             11.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.75%             -0.5%
12/31/2013                        1.38                 0                 0              0.75%             18.2%
12/31/2012                        1.17                 0                 0              0.75%             14.7%
12/31/2011                        1.02                 0                 0              0.75%             -7.3%
12/31/2010                        1.10                 0                 0              0.75%             12.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.50%             -0.3%
12/31/2013                        1.41                 0                 0              0.50%             18.5%
12/31/2012                        1.19                 0                 0              0.50%             15.0%
12/31/2011                        1.03                 0                 0              0.50%             -7.1%
12/31/2010                        1.11                 0                 0              0.50%             12.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.25%              0.0%
12/31/2013                        1.43                 0                 0              0.25%             18.8%
12/31/2012                        1.21                 0                 0              0.25%             15.3%
12/31/2011                        1.05                 0                 0              0.25%             -6.9%
12/31/2010                        1.12                 0                 0              0.25%             12.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46             1,678   $         2,455              0.00%              0.2%
12/31/2013                        1.46             1,721             2,512              0.00%             19.1%
12/31/2012                        1.23             1,695             2,076              0.00%             15.6%
12/31/2011                        1.06             1,747             1,852              0.00%             -6.6%
12/31/2010                        1.14             1,852             2,103              0.00%             12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          1.6%
      2012          1.3%
      2011          1.6%
      2010          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND R CLASS - 00141M598

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,959,185   $     2,836,497           129,497
                                                                         ===============   ===============

Receivables: investments sold                                    3,718
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,962,903
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,546,722         1,265,951   $          2.01
Band 100                                                       325,452           157,292              2.07
Band 75                                                             --                --              2.13
Band 50                                                         67,112            30,661              2.19
Band 25                                                             --                --              2.25
Band 0                                                          23,617            10,194              2.32
                                                       ---------------   ---------------
 Total                                                 $     2,962,903         1,464,098
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (38,279)
                                                                                           ---------------
Net investment income (loss)                                                                       (38,279)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           301,793
Realized gain distributions                                                                        319,803
Net change in unrealized appreciation (depreciation)                                              (491,608)
                                                                                           ---------------
Net gain (loss)                                                                                    129,988
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        91,709
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (38,279)  $            (50,557)
Net realized gain (loss)                                                     301,793                306,343
Realized gain distributions                                                  319,803                369,947
Net change in unrealized appreciation (depreciation)                        (491,608)               468,000
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             91,709              1,093,733
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     575,031                825,859
Cost of units redeemed                                                    (1,954,865)            (2,139,357)
Account charges                                                                 (528)                  (622)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,380,362)            (1,314,120)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,288,653)              (220,387)
Net assets, beginning                                                      4,251,556              4,471,943
                                                                --------------------   --------------------
Net assets, ending                                              $          2,962,903   $          4,251,556
                                                                ====================   ====================

Units sold                                                                   401,498                470,736
Units redeemed                                                            (1,100,178)            (1,190,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (698,680)              (719,436)
Units outstanding, beginning                                               2,162,778              2,882,214
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,464,098              2,162,778
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,208,552
Cost of units redeemed/account charges                                                           (8,330,266)
Net investment income (loss)                                                                       (262,667)
Net realized gain (loss)                                                                            633,255
Realized gain distributions                                                                       1,591,341
Net change in unrealized appreciation (depreciation)                                                122,688
                                                                                       --------------------
Net assets                                                                             $          2,962,903
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01             1,266   $         2,547              1.25%              2.9%
12/31/2013                        1.95             2,051             4,008              1.25%             27.2%
12/31/2012                        1.54             2,609             4,007              1.25%              8.8%
12/31/2011                        1.41             2,712             3,829              1.25%             -7.7%
12/31/2010                        1.53             2,743             4,194              1.25%             10.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07               157   $           325              1.00%              3.2%
12/31/2013                        2.00                 9                18              1.00%             27.6%
12/31/2012                        1.57                28                44              1.00%              9.1%
12/31/2011                        1.44                28                41              1.00%             -7.4%
12/31/2010                        1.56                21                32              1.00%             11.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.75%              3.5%
12/31/2013                        2.06                 0                 0              0.75%             27.9%
12/31/2012                        1.61                 0                 0              0.75%              9.3%
12/31/2011                        1.47                 0                 0              0.75%             -7.2%
12/31/2010                        1.59                 0                 0              0.75%             11.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                31   $            67              0.50%              3.7%
12/31/2013                        2.11                27                56              0.50%             28.2%
12/31/2012                        1.65                23                38              0.50%              9.6%
12/31/2011                        1.50                24                35              0.50%             -7.0%
12/31/2010                        1.61                12                20              0.50%             11.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              0.25%              4.0%
12/31/2013                        2.17                 0                 0              0.25%             28.5%
12/31/2012                        1.68                 0                 0              0.25%              9.9%
12/31/2011                        1.53                 0                 0              0.25%             -6.7%
12/31/2010                        1.64                 0                 0              0.25%             11.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.32                10   $            24              0.00%              4.2%
12/31/2013                        2.22                76               169              0.00%             28.8%
12/31/2012                        1.72               222               383              0.00%             10.2%
12/31/2011                        1.57               202               317              0.00%             -6.5%
12/31/2010                        1.67               134               224              0.00%             12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.2%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND A CLASS - 00141M812

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,005,565   $     2,850,417           127,936
                                                                         ===============   ===============
Receivables: investments sold                                    3,494
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,009,059
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,009,059         1,471,345   $          2.05
Band 100                                                            --                --              2.10
Band 75                                                             --                --              2.16
Band 50                                                             --                --              2.23
Band 25                                                             --                --              2.29
Band 0                                                              --                --              2.39
                                                       ---------------   ---------------
 Total                                                 $     3,009,059         1,471,345
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           173
Mortality & expense charges                                                                        (43,838)
                                                                                           ---------------
Net investment income (loss)                                                                       (43,665)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           301,582
Realized gain distributions                                                                        316,367
Net change in unrealized appreciation (depreciation)                                              (465,297)
                                                                                           ---------------
Net gain (loss)                                                                                    152,652
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       108,987
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (43,665)  $            (51,210)
Net realized gain (loss)                                                     301,582                338,048
Realized gain distributions                                                  316,367                364,775
Net change in unrealized appreciation (depreciation)                        (465,297)               343,668
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            108,987                995,281
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     529,142              1,032,428
Cost of units redeemed                                                    (1,797,283)            (1,916,719)
Account charges                                                                 (163)                  (335)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,268,304)              (884,626)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,159,317)               110,655
Net assets, beginning                                                      4,168,376              4,057,721
                                                                --------------------   --------------------
Net assets, ending                                              $          3,009,059   $          4,168,376
                                                                ====================   ====================

Units sold                                                                   273,234                585,794
Units redeemed                                                              (905,516)            (1,087,967)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (632,282)              (502,173)
Units outstanding, beginning                                               2,103,627              2,605,800
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,471,345              2,103,627
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,897,286
Cost of units redeemed/account charges                                                           (9,122,641)
Net investment income (loss)                                                                       (284,139)
Net realized gain (loss)                                                                            585,374
Realized gain distributions                                                                       1,778,031
Net change in unrealized appreciation (depreciation)                                                155,148
                                                                                       --------------------
Net assets                                                                             $          3,009,059
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05             1,471   $         3,009              1.25%              3.2%
12/31/2013                        1.98             2,104             4,168              1.25%             27.6%
12/31/2012                        1.55             2,557             3,971              1.25%              9.0%
12/31/2011                        1.42             3,252             4,633              1.25%             -7.4%
12/31/2010                        1.54             2,938             4,520              1.25%             11.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              1.00%              3.5%
12/31/2013                        2.03                 0                 0              1.00%             27.9%
12/31/2012                        1.59                 0                 0              1.00%              9.3%
12/31/2011                        1.45                 0                 0              1.00%             -7.2%
12/31/2010                        1.57                 0                 0              1.00%             11.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.75%              3.7%
12/31/2013                        2.09                 0                 0              0.75%             28.2%
12/31/2012                        1.63                 0                 0              0.75%              9.6%
12/31/2011                        1.48                 0                 0              0.75%             -6.9%
12/31/2010                        1.60                 0                 0              0.75%             11.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              0.50%              4.0%
12/31/2013                        2.14                 0                 0              0.50%             28.5%
12/31/2012                        1.66                 0                 0              0.50%              9.8%
12/31/2011                        1.52                 0                 0              0.50%             -6.7%
12/31/2010                        1.62                 0                 0              0.50%             12.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.29                 0   $             0              0.25%              4.2%
12/31/2013                        2.20                 0                 0              0.25%             28.9%
12/31/2012                        1.70                 0                 0              0.25%             10.1%
12/31/2011                        1.55                 0                 0              0.25%             -6.5%
12/31/2010                        1.65                 0                 0              0.25%             12.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39                 0   $             0              0.00%              4.5%
12/31/2013                        2.29                 0                 0              0.00%             29.2%
12/31/2012                        1.77                49                86              0.00%             10.4%
12/31/2011                        1.61                27                43              0.00%             -6.2%
12/31/2010                        1.71                15                25              0.00%             12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.5%
      2011          0.0%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    IVY HIGH INCOME FUND Y CLASS - 466000635

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,566,108   $     2,732,960           319,103
                                                                         ===============   ===============
Receivables: investments sold                                    9,058
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,575,166
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,575,166         2,435,926   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $     2,575,166         2,435,926
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       121,748
Mortality & expense charges                                                                        (23,097)
                                                                                           ---------------
Net investment income (loss)                                                                        98,651
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (29)
Realized gain distributions                                                                         40,975
Net change in unrealized appreciation (depreciation)                                              (166,852)
                                                                                           ---------------
Net gain (loss)                                                                                   (125,906)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (27,255)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             98,651   $                 --
Net realized gain (loss)                                                         (29)                    --
Realized gain distributions                                                   40,975                     --
Net change in unrealized appreciation (depreciation)                        (166,852)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (27,255)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,860,999                     --
Cost of units redeemed                                                      (258,361)                    --
Account charges                                                                 (217)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,602,421                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,575,166                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,575,166   $                 --
                                                                ====================   ====================

Units sold                                                                 2,675,736                     --
Units redeemed                                                              (239,810)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,435,926                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,435,926                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,860,999
Cost of units redeemed/account charges                                                             (258,578)
Net investment income (loss)                                                                         98,651
Net realized gain (loss)                                                                                (29)
Realized gain distributions                                                                          40,975
Net change in unrealized appreciation (depreciation)                                               (166,852)
                                                                                       --------------------
Net assets                                                                             $          2,575,166
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06             2,436   $         2,575              1.25%              0.2%
12/31/2013                        1.05                 0                 0              0.00%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              0.5%
12/31/2013                        1.06                 0                 0              0.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              0.7%
12/31/2013                        1.06                 0                 0              0.00%              5.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              1.0%
12/31/2013                        1.06                 0                 0              0.00%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              1.2%
12/31/2013                        1.06                 0                 0              0.00%              6.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.00%              1.5%
12/31/2013                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          9.5%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   IVY ASSET STRATEGY FUND R CLASS - 466000114

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        79,186   $        93,513             3,320
                                                                         ===============   ===============
Receivables: investments sold                                    4,844
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        84,030
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        84,030            75,114   $          1.12
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $        84,030            75,114
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           152
Mortality & expense charges                                                                           (273)
                                                                                           ---------------
Net investment income (loss)                                                                          (121)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (25)
Realized gain distributions                                                                         12,461
Net change in unrealized appreciation (depreciation)                                               (14,327)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,891)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (2,012)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (121)  $                 --
Net realized gain (loss)                                                         (25)                    --
Realized gain distributions                                                   12,461                     --
Net change in unrealized appreciation (depreciation)                         (14,327)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,012)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      87,850                     --
Cost of units redeemed                                                        (1,808)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           86,042                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       84,030                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             84,030   $                 --
                                                                ====================   ====================

Units sold                                                                    76,676                     --
Units redeemed                                                                (1,562)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       75,114                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     75,114                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             87,850
Cost of units redeemed/account charges                                                               (1,808)
Net investment income (loss)                                                                           (121)
Net realized gain (loss)                                                                                (25)
Realized gain distributions                                                                          12,461
Net change in unrealized appreciation (depreciation)                                                (14,327)
                                                                                       --------------------
Net assets                                                                             $             84,030
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                75   $            84              1.25%             -6.5%
12/31/2013                        1.20                 0                 0              0.00%             19.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%             -6.3%
12/31/2013                        1.20                 0                 0              0.00%             19.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%             -6.1%
12/31/2013                        1.20                 0                 0              0.00%             20.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%             -5.8%
12/31/2013                        1.20                 0                 0              0.00%             20.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%             -5.6%
12/31/2013                        1.20                 0                 0              0.00%             20.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%             -5.4%
12/31/2013                        1.21                 0                 0              0.00%             20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             IVY ASSET STRATEGY FUND Y CLASS - 466000726 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.13
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.25%             -6.2%
12/31/2013                        1.20                 0                 0              0.00%             19.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%             -6.0%
12/31/2013                        1.20                 0                 0              0.00%             20.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%             -5.7%
12/31/2013                        1.20                 0                 0              0.00%             20.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%             -5.5%
12/31/2013                        1.20                 0                 0              0.00%             20.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%             -5.2%
12/31/2013                        1.21                 0                 0              0.00%             20.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%             -5.0%
12/31/2013                        1.21                 0                 0              0.00%             20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      IVY BALANCED FUND Y CLASS - 465898583

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,192,338   $     7,875,511           327,520
                                                                         ===============   ===============
Receivables: investments sold                                    5,496
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,197,834
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,197,834         6,821,637   $          1.20
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $     8,197,834         6,821,637
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        50,337
Mortality & expense charges                                                                        (91,212)
                                                                                           ---------------
Net investment income (loss)                                                                       (40,875)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,250
Realized gain distributions                                                                        233,199
Net change in unrealized appreciation (depreciation)                                               315,686
                                                                                           ---------------
Net gain (loss)                                                                                    572,135
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       531,260
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (40,875)  $                 (7)
Net realized gain (loss)                                                      23,250                      2
Realized gain distributions                                                  233,199                    485
Net change in unrealized appreciation (depreciation)                         315,686                  1,141
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            531,260                  1,621
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,061,979                 21,542
Cost of units redeemed                                                    (1,418,372)                    --
Account charges                                                                 (196)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        7,643,411                 21,542
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,174,671                 23,163
Net assets, beginning                                                         23,163                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          8,197,834   $             23,163
                                                                ====================   ====================

Units sold                                                                 8,087,651                 20,422
Units redeemed                                                            (1,286,436)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,801,215                 20,422
Units outstanding, beginning                                                  20,422                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,821,637                 20,422
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,083,521
Cost of units redeemed/account charges                                                           (1,418,568)
Net investment income (loss)                                                                        (40,882)
Net realized gain (loss)                                                                             23,252
Realized gain distributions                                                                         233,684
Net change in unrealized appreciation (depreciation)                                                316,827
                                                                                       --------------------
Net assets                                                                             $          8,197,834
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20             6,822   $         8,198              1.25%              6.0%
12/31/2013                        1.13                20                23              0.00%             13.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              1.00%              6.2%
12/31/2013                        1.14                 0                 0              0.00%             13.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%              6.5%
12/31/2013                        1.14                 0                 0              0.00%             13.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%              6.8%
12/31/2013                        1.14                 0                 0              0.00%             13.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.25%              7.0%
12/31/2013                        1.14                 0                 0              0.00%             14.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              7.3%
12/31/2013                        1.14                 0                 0              0.00%             14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      IVY BALANCED FUND R CLASS - 465899375

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       230,013   $       224,696             9,198
                                                                         ===============   ===============
Receivables: investments sold                                      138
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       230,151
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       230,151           192,588   $          1.20
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $       230,151           192,588
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           667
Mortality & expense charges                                                                         (2,313)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,646)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               362
Realized gain distributions                                                                          6,552
Net change in unrealized appreciation (depreciation)                                                 5,776
                                                                                           ---------------
Net gain (loss)                                                                                     12,690
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,044
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,646)  $                 --
Net realized gain (loss)                                                         362                     --
Realized gain distributions                                                    6,552                  1,326
Net change in unrealized appreciation (depreciation)                           5,776                   (459)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,044                    867
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     197,632                 63,013
Cost of units redeemed                                                       (41,993)                    --
Account charges                                                                 (309)                  (103)
                                                                --------------------   --------------------
Increase (decrease)                                                          155,330                 62,910
                                                                --------------------   --------------------
Net increase (decrease)                                                      166,374                 63,777
Net assets, beginning                                                         63,777                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            230,151   $             63,777
                                                                ====================   ====================

Units sold                                                                   173,223                 56,444
Units redeemed                                                               (36,988)                   (91)
                                                                --------------------   --------------------
Net increase (decrease)                                                      136,235                 56,353
Units outstanding, beginning                                                  56,353                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,588                 56,353
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            260,645
Cost of units redeemed/account charges                                                              (42,405)
Net investment income (loss)                                                                         (1,646)
Net realized gain (loss)                                                                                362
Realized gain distributions                                                                           7,878
Net change in unrealized appreciation (depreciation)                                                  5,317
                                                                                       --------------------
Net assets                                                                             $            230,151
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20               193   $           230              1.25%              5.6%
12/31/2013                        1.13                56                64              0.00%             13.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              1.00%              5.9%
12/31/2013                        1.13                 0                 0              0.00%             13.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              6.1%
12/31/2013                        1.13                 0                 0              0.00%             13.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.50%              6.4%
12/31/2013                        1.14                 0                 0              0.00%             13.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%              6.7%
12/31/2013                        1.14                 0                 0              0.00%             13.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              6.9%
12/31/2013                        1.14                 0                 0              0.00%             13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    IVY HIGH INCOME FUND R CLASS - 465899490

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       169,448   $       180,861            22,098
                                                                         ===============   ===============
Receivables: investments sold                                    8,889
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       178,337
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       178,337           169,593   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $       178,337           169,593
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,677
Mortality & expense charges                                                                         (1,951)
                                                                                           ---------------
Net investment income (loss)                                                                         7,726
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (396)
Realized gain distributions                                                                          2,884
Net change in unrealized appreciation (depreciation)                                               (11,769)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,281)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (1,555)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,726   $              1,614
Net realized gain (loss)                                                        (396)                     9
Realized gain distributions                                                    2,884                  1,407
Net change in unrealized appreciation (depreciation)                         (11,769)                   356
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,555)                 3,386
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     154,160                 92,280
Cost of units redeemed                                                       (69,383)                  (407)
Account charges                                                                 (138)                    (6)
                                                                --------------------   --------------------
Increase (decrease)                                                           84,639                 91,867
                                                                --------------------   --------------------
Net increase (decrease)                                                       83,084                 95,253
Net assets, beginning                                                         95,253                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            178,337   $             95,253
                                                                ====================   ====================

Units sold                                                                   143,754                 90,934
Units redeemed                                                               (64,642)                  (453)
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,112                 90,481
Units outstanding, beginning                                                  90,481                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    169,593                 90,481
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            246,440
Cost of units redeemed/account charges                                                              (69,934)
Net investment income (loss)                                                                          9,340
Net realized gain (loss)                                                                               (387)
Realized gain distributions                                                                           4,291
Net change in unrealized appreciation (depreciation)                                                (11,413)
                                                                                       --------------------
Net assets                                                                             $            178,337
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05               170   $           178              1.25%             -0.1%
12/31/2013                        1.05                90                95              0.00%              5.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              0.1%
12/31/2013                        1.05                 0                 0              0.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              0.4%
12/31/2013                        1.06                 0                 0              0.00%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              0.6%
12/31/2013                        1.06                 0                 0              0.00%              5.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              0.9%
12/31/2013                        1.06                 0                 0              0.00%              5.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              1.1%
12/31/2013                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.1%
      2013          4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INTECH U.S. MANAGED VOLATILITY FUND II S CLASS - 47103A815

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,202,102   $     4,537,053           328,284
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (84,902)
                                                       ---------------
Net assets                                             $     7,117,200
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,974,009         3,427,202   $          2.03
Band 100                                                       143,191            68,415              2.09
Band 75                                                             --                --              2.15
Band 50                                                             --                --              2.21
Band 25                                                             --                --              2.28
Band 0                                                              --                --              2.34
                                                       ---------------   ---------------
 Total                                                 $     7,117,200         3,495,617
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        25,462
Mortality & expense charges                                                                        (92,830)
                                                                                           ---------------
Net investment income (loss)                                                                       (67,368)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           534,540
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               124,272
                                                                                           ---------------
Net gain (loss)                                                                                    658,812
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       591,444
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (67,368)  $            (61,609)
Net realized gain (loss)                                                     534,540                273,761
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         124,272              1,684,454
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            591,444              1,896,606
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     474,799                312,110
Cost of units redeemed                                                    (1,411,604)            (1,051,476)
Account charges                                                                  (12)                   (22)
                                                                --------------------   --------------------
Increase (decrease)                                                         (936,817)              (739,388)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (345,373)             1,157,218
Net assets, beginning                                                      7,462,573              6,305,355
                                                                --------------------   --------------------
Net assets, ending                                              $          7,117,200   $          7,462,573
                                                                ====================   ====================

Units sold                                                                   369,024                260,622
Units redeemed                                                              (834,857)              (722,980)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (465,833)              (462,358)
Units outstanding, beginning                                               3,961,450              4,423,808
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,495,617              3,961,450
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,092,600
Cost of units redeemed/account charges                                                          (11,127,425)
Net investment income (loss)                                                                       (481,982)
Net realized gain (loss)                                                                            617,846
Realized gain distributions                                                                         351,112
Net change in unrealized appreciation (depreciation)                                              2,665,049
                                                                                       --------------------
Net assets                                                                             $          7,117,200
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03             3,427   $         6,974              1.25%              8.0%
12/31/2013                        1.88             3,956             7,452              1.25%             32.2%
12/31/2012                        1.43             4,424             6,305              1.25%             13.8%
12/31/2011                        1.25             5,143             6,442              1.25%              0.5%
12/31/2010                        1.25             5,246             6,540              1.25%             16.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09                68   $           143              1.00%              8.3%
12/31/2013                        1.93                 6                11              1.00%             32.5%
12/31/2012                        1.46                 0                 0              1.00%             14.1%
12/31/2011                        1.28                 0                 0              1.00%              0.7%
12/31/2010                        1.27                 0                 0              1.00%             16.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             0              0.75%              8.6%
12/31/2013                        1.98                 0                 0              0.75%             32.8%
12/31/2012                        1.49                 0                 0              0.75%             14.4%
12/31/2011                        1.31                 0                 0              0.75%              1.0%
12/31/2010                        1.29                 0                 0              0.75%             16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              0.50%              8.8%
12/31/2013                        2.03                 0                 0              0.50%             33.2%
12/31/2012                        1.53                 0                 0              0.50%             14.7%
12/31/2011                        1.33                 0                 0              0.50%              1.2%
12/31/2010                        1.32                 0                 0              0.50%             16.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.25%              9.1%
12/31/2013                        2.09                 0                 0              0.25%             33.5%
12/31/2012                        1.56                 0                 0              0.25%             15.0%
12/31/2011                        1.36                 0                 0              0.25%              1.5%
12/31/2010                        1.34                 0                 0              0.25%             17.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.34                 0   $             0              0.00%              9.4%
12/31/2013                        2.14                 0                 0              0.00%             33.8%
12/31/2012                        1.60                 0                 0              0.00%             15.2%
12/31/2011                        1.39                 0                 0              0.00%              1.7%
12/31/2010                        1.37                 0                 0              0.00%             17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.3%
      2012          0.9%
      2011          0.5%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            JANUS ASPEN BALANCED PORTFOLIO SERVICE CLASS - 471021691

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,432,164   $     4,218,074           134,016
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (13,650)
                                                       ---------------
Net assets                                             $     4,418,514
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,418,514         3,080,074   $          1.43
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $     4,418,514         3,080,074
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        50,348
Mortality & expense charges                                                                        (39,407)
                                                                                           ---------------
Net investment income (loss)                                                                        10,941
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,062
Realized gain distributions                                                                         71,209
Net change in unrealized appreciation (depreciation)                                               103,759
                                                                                           ---------------
Net gain (loss)                                                                                    205,030
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       215,971
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,941   $             21,098
Net realized gain (loss)                                                      30,062                  2,221
Realized gain distributions                                                   71,209                 85,768
Net change in unrealized appreciation (depreciation)                         103,759                115,024
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            215,971                224,111
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,294,343              2,069,792
Cost of units redeemed                                                      (593,873)               (80,907)
Account charges                                                                 (168)                   (75)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,700,302              1,988,810
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,916,273              2,212,921
Net assets, beginning                                                      2,502,241                289,320
                                                                --------------------   --------------------
Net assets, ending                                              $          4,418,514   $          2,502,241
                                                                ====================   ====================

Units sold                                                                 1,656,577              1,697,538
Units redeemed                                                              (441,022)               (88,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,215,555              1,609,451
Units outstanding, beginning                                               1,864,519                255,068
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,080,074              1,864,519
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,655,410
Cost of units redeemed/account charges                                                             (687,199)
Net investment income (loss)                                                                         35,096
Net realized gain (loss)                                                                             32,217
Realized gain distributions                                                                         168,900
Net change in unrealized appreciation (depreciation)                                                214,090
                                                                                       --------------------
Net assets                                                                             $          4,418,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43             3,080   $         4,419              1.25%              6.9%
12/31/2013                        1.34             1,865             2,502              1.25%             18.3%
12/31/2012                        1.13               255               289              1.25%             12.0%
12/31/2011                        1.01                 4                 4              1.25%              0.1%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              7.2%
12/31/2013                        1.35                 0                 0              1.00%             18.6%
12/31/2012                        1.14                 0                 0              1.00%             12.2%
12/31/2011                        1.02                 0                 0              1.00%              0.3%
12/31/2010                        1.01                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%              7.4%
12/31/2013                        1.36                 0                 0              0.75%             18.9%
12/31/2012                        1.15                 0                 0              0.75%             12.5%
12/31/2011                        1.02                 0                 0              0.75%              0.6%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%              7.7%
12/31/2013                        1.37                 0                 0              0.50%             19.2%
12/31/2012                        1.15                 0                 0              0.50%             12.8%
12/31/2011                        1.02                 0                 0              0.50%              0.9%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              8.0%
12/31/2013                        1.39                 0                 0              0.25%             19.5%
12/31/2012                        1.16                 0                 0              0.25%             13.1%
12/31/2011                        1.03                 0                 0              0.25%              1.1%
12/31/2010                        1.01                 0                 0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%              8.2%
12/31/2013                        1.40                 0                 0              0.00%             19.8%
12/31/2012                        1.17                 0                 0              0.00%             13.4%
12/31/2011                        1.03                 0                 0              0.00%              1.4%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          2.8%
      2012          3.5%
      2011          1.9%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,380,473   $    37,108,410         3,046,319
                                                                         ===============   ===============
Receivables: investments sold                                  114,429
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    36,494,902
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    36,494,902        14,987,418   $          2.44
Band 100                                                            --                --              2.50
Band 75                                                             --                --              2.58
Band 50                                                             --                --              2.65
Band 25                                                             --                --              2.72
Band 0                                                              --                --              3.04
                                                       ---------------   ---------------
 Total                                                 $    36,494,902        14,987,418
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     1,284,845
Mortality & expense charges                                                                       (462,771)
                                                                                           ---------------
Net investment income (loss)                                                                       822,074
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (97,826)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               590,945
                                                                                           ---------------
Net gain (loss)                                                                                    493,119
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,315,193
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            822,074   $          1,113,946
Net realized gain (loss)                                                     (97,826)                17,832
Realized gain distributions                                                       --                758,452
Net change in unrealized appreciation (depreciation)                         590,945             (2,462,386)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,315,193               (572,156)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,139,327             11,963,030
Cost of units redeemed                                                   (10,009,018)           (14,136,723)
Account charges                                                               (6,640)                (5,485)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,876,331)            (2,179,178)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (561,138)            (2,751,334)
Net assets, beginning                                                     37,056,040             39,807,374
                                                                --------------------   --------------------
Net assets, ending                                              $         36,494,902   $         37,056,040
                                                                ====================   ====================

Units sold                                                                 3,403,715              5,212,161
Units redeemed                                                            (4,186,858)            (6,149,893)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (783,143)              (937,732)
Units outstanding, beginning                                              15,770,561             16,708,293
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,987,418             15,770,561
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        123,941,847
Cost of units redeemed/account charges                                                         (101,129,931)
Net investment income (loss)                                                                     10,861,209
Net realized gain (loss)                                                                            203,599
Realized gain distributions                                                                       3,346,115
Net change in unrealized appreciation (depreciation)                                               (727,937)
                                                                                       --------------------
Net assets                                                                             $         36,494,902
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44            14,987   $        36,495              1.25%              3.6%
12/31/2013                        2.35            15,771            37,056              1.25%             -1.4%
12/31/2012                        2.38            16,708            39,807              1.25%              7.0%
12/31/2011                        2.23            14,718            32,774              1.25%              5.4%
12/31/2010                        2.11            11,751            24,822              1.25%              6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50                 0   $             0              1.00%              3.9%
12/31/2013                        2.41                 0                 0              1.00%             -1.1%
12/31/2012                        2.44                 0                 0              1.00%              7.3%
12/31/2011                        2.27                 0                 0              1.00%              5.7%
12/31/2010                        2.15                 0                 0              1.00%              6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.58                 0   $             0              0.75%              4.2%
12/31/2013                        2.47                 0                 0              0.75%             -0.9%
12/31/2012                        2.50                 0                 0              0.75%              7.5%
12/31/2011                        2.32                 0                 0              0.75%              5.9%
12/31/2010                        2.19                 0                 0              0.75%              7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.65                 0   $             0              0.50%              4.4%
12/31/2013                        2.54                 0                 0              0.50%             -0.6%
12/31/2012                        2.55                 0                 0              0.50%              7.8%
12/31/2011                        2.37                 0                 0              0.50%              6.2%
12/31/2010                        2.23                 0                 0              0.50%              7.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72                 0   $             0              0.25%              4.7%
12/31/2013                        2.60                 0                 0              0.25%             -0.4%
12/31/2012                        2.61                 0                 0              0.25%              8.1%
12/31/2011                        2.42                 0                 0              0.25%              6.5%
12/31/2010                        2.27                 0                 0              0.25%              7.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.04                 0   $             0              0.00%              4.9%
12/31/2013                        2.90                 0                 0              0.00%             -0.1%
12/31/2012                        2.90                 0                 0              0.00%              8.3%
12/31/2011                        2.68                 0                 0              0.00%              6.7%
12/31/2010                        2.51                 0                 0              0.00%              8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.5%
      2013          4.2%
      2012          3.9%
      2011          7.1%
      2010          6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,657,760   $     9,316,736           329,505
                                                                         ===============   ===============
Receivables: investments sold                                      230
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,657,990
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,657,990         6,378,703   $          2.14
Band 100                                                            --                --              2.20
Band 75                                                             --                --              2.27
Band 50                                                             --                --              2.33
Band 25                                                             --                --              2.40
Band 0                                                              --                --              2.68
                                                       ---------------   ---------------
 Total                                                 $    13,657,990         6,378,703
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       147,634
Mortality & expense charges                                                                       (171,645)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,011)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           407,555
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               432,286
                                                                                           ---------------
Net gain (loss)                                                                                    839,841
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       815,830
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,011)  $             (4,627)
Net realized gain (loss)                                                     407,555                367,497
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         432,286              2,689,436
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            815,830              3,052,306
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     539,042                724,424
Cost of units redeemed                                                    (1,476,394)            (2,163,099)
Account charges                                                               (4,374)                (4,261)
                                                                --------------------   --------------------
Increase (decrease)                                                         (941,726)            (1,442,936)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (125,896)             1,609,370
Net assets, beginning                                                     13,783,886             12,174,516
                                                                --------------------   --------------------
Net assets, ending                                              $         13,657,990   $         13,783,886
                                                                ====================   ====================

Units sold                                                                   272,717                436,818
Units redeemed                                                              (724,787)            (1,258,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (452,070)              (821,295)
Units outstanding, beginning                                               6,830,773              7,652,068
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,378,703              6,830,773
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        257,891,578
Cost of units redeemed/account charges                                                         (238,772,819)
Net investment income (loss)                                                                      3,137,154
Net realized gain (loss)                                                                        (13,148,023)
Realized gain distributions                                                                         209,076
Net change in unrealized appreciation (depreciation)                                              4,341,024
                                                                                       --------------------
Net assets                                                                             $         13,657,990
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14             6,379   $        13,658              1.25%              6.1%
12/31/2013                        2.02             6,831            13,784              1.25%             26.8%
12/31/2012                        1.59             7,652            12,175              1.25%             18.6%
12/31/2011                        1.34             9,222            12,373              1.25%            -14.8%
12/31/2010                        1.57            10,241            16,128              1.25%             14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              1.00%              6.4%
12/31/2013                        2.07                 0                 0              1.00%             27.1%
12/31/2012                        1.63                 0                 0              1.00%             18.9%
12/31/2011                        1.37                 0                 0              1.00%            -14.6%
12/31/2010                        1.60                 0                 0              1.00%             14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.75%              6.6%
12/31/2013                        2.12                 0                 0              0.75%             27.5%
12/31/2012                        1.67                 0                 0              0.75%             19.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.4%
12/31/2010                        1.63                 0                 0              0.75%             15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33                 0   $             0              0.50%              6.9%
12/31/2013                        2.18                 0                 0              0.50%             27.8%
12/31/2012                        1.71                 0                 0              0.50%             19.5%
12/31/2011                        1.43                 0                 0              0.50%            -14.2%
12/31/2010                        1.66                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.40                 0   $             0              0.25%              7.2%
12/31/2013                        2.24                 0                 0              0.25%             28.1%
12/31/2012                        1.75                 0                 0              0.25%             19.8%
12/31/2011                        1.46                 0                 0              0.25%            -14.0%
12/31/2010                        1.69                 0                 0              0.25%             15.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.68                 0   $             0              0.00%              7.4%
12/31/2013                        2.49                 0                 0              0.00%             28.4%
12/31/2012                        1.94                 0                 0              0.00%             20.1%
12/31/2011                        1.62                 0                 0              0.00%            -13.7%
12/31/2010                        1.87                 0                 0              0.00%             15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.2%
      2012          0.8%
      2011          0.6%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       614,371   $       559,609            33,404
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (64)
                                                       ---------------
Net assets                                             $       614,307
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       614,307           378,158   $          1.62
Band 100                                                            --                --              1.66
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.73
Band 25                                                             --                --              1.76
Band 0                                                              --                --              1.80
                                                       ---------------   ---------------
 Total                                                 $       614,307           378,158
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        19,694
Mortality & expense charges                                                                         (7,513)
                                                                                           ---------------
Net investment income (loss)                                                                        12,181
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,704
Realized gain distributions                                                                         45,011
Net change in unrealized appreciation (depreciation)                                               (50,723)
                                                                                           ---------------
Net gain (loss)                                                                                     22,992
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        35,173
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,181   $             (4,148)
Net realized gain (loss)                                                      28,704                234,095
Realized gain distributions                                                   45,011                 15,745
Net change in unrealized appreciation (depreciation)                         (50,723)                15,336
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,173                261,028
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      67,203                439,812
Cost of units redeemed                                                      (228,476)            (1,479,453)
Account charges                                                                 (471)                  (376)
                                                                --------------------   --------------------
Increase (decrease)                                                         (161,744)            (1,040,017)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (126,571)              (778,989)
Net assets, beginning                                                        740,878              1,519,867
                                                                --------------------   --------------------
Net assets, ending                                              $            614,307   $            740,878
                                                                ====================   ====================

Units sold                                                                    43,550                324,971
Units redeemed                                                              (153,809)            (1,070,128)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (110,259)              (745,157)
Units outstanding, beginning                                                 488,417              1,233,574
                                                                --------------------   --------------------
Units outstanding, ending                                                    378,158                488,417
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,424,634
Cost of units redeemed/account charges                                                           (6,581,175)
Net investment income (loss)                                                                        (38,217)
Net realized gain (loss)                                                                            586,344
Realized gain distributions                                                                         167,959
Net change in unrealized appreciation (depreciation)                                                 54,762
                                                                                       --------------------
Net assets                                                                             $            614,307
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62               378   $           614              1.25%              7.1%
12/31/2013                        1.52               488               741              1.25%             24.2%
12/31/2012                        1.22             1,093             1,334              1.25%              9.4%
12/31/2011                        1.12               991             1,106              1.25%             -4.2%
12/31/2010                        1.16               953             1,110              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              1.00%              7.4%
12/31/2013                        1.54                 0                 0              1.00%             24.6%
12/31/2012                        1.24                 0                 0              1.00%              9.7%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%
12/31/2010                        1.18                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.75%              7.6%
12/31/2013                        1.57                 0                 0              0.75%             24.9%
12/31/2012                        1.26                 0                 0              0.75%             10.0%
12/31/2011                        1.15                 0                 0              0.75%             -3.7%
12/31/2010                        1.19                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.50%              7.9%
12/31/2013                        1.60                 0                 0              0.50%             25.2%
12/31/2012                        1.28                 0                 0              0.50%             10.2%
12/31/2011                        1.16                 0                 0              0.50%             -3.5%
12/31/2010                        1.20                 0                 0              0.50%             14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.25%              8.2%
12/31/2013                        1.63                 0                 0              0.25%             25.5%
12/31/2012                        1.30                 0                 0              0.25%             10.5%
12/31/2011                        1.18                 0                 0              0.25%             -3.2%
12/31/2010                        1.21                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.00%              8.4%
12/31/2013                        1.66                 0                 0              0.00%             25.8%
12/31/2012                        1.32               141               186              0.00%             10.8%
12/31/2011                        1.19               151               179              0.00%             -3.0%
12/31/2010                        1.23                56                69              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.9%
      2013          0.8%
      2012          0.9%
      2011          0.6%
      2010          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     JANUS BALANCED FUND R CLASS - 47103C803

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       969,087   $       932,254            31,872
                                                                         ===============   ===============
Receivables: investments sold                                    1,441
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       970,528
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       970,528           694,075   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $       970,528           694,075
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        14,106
Mortality & expense charges                                                                        (11,249)
                                                                                           ---------------
Net investment income (loss)                                                                         2,857
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,219
Realized gain distributions                                                                         37,659
Net change in unrealized appreciation (depreciation)                                                (3,048)
                                                                                           ---------------
Net gain (loss)                                                                                     53,830
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        56,687
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,857   $                (79)
Net realized gain (loss)                                                      19,219                 23,150
Realized gain distributions                                                   37,659                 12,292
Net change in unrealized appreciation (depreciation)                          (3,048)                28,551
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             56,687                 63,914
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     556,712                224,691
Cost of units redeemed                                                      (129,727)              (157,597)
Account charges                                                               (1,866)                  (874)
                                                                --------------------   --------------------
Increase (decrease)                                                          425,119                 66,220
                                                                --------------------   --------------------
Net increase (decrease)                                                      481,806                130,134
Net assets, beginning                                                        488,722                358,588
                                                                --------------------   --------------------
Net assets, ending                                              $            970,528   $            488,722
                                                                ====================   ====================

Units sold                                                                   419,644                175,204
Units redeemed                                                               (97,689)              (124,015)
                                                                --------------------   --------------------
Net increase (decrease)                                                      321,955                 51,189
Units outstanding, beginning                                                 372,120                320,931
                                                                --------------------   --------------------
Units outstanding, ending                                                    694,075                372,120
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,290,672
Cost of units redeemed/account charges                                                             (483,340)
Net investment income (loss)                                                                          6,539
Net realized gain (loss)                                                                             54,320
Realized gain distributions                                                                          65,504
Net change in unrealized appreciation (depreciation)                                                 36,833
                                                                                       --------------------
Net assets                                                                             $            970,528
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40               694   $           971              1.25%              6.5%
12/31/2013                        1.31               372               489              1.25%             17.5%
12/31/2012                        1.12               321               359              1.25%             11.0%
12/31/2011                        1.01               336               338              1.25%             -0.5%
12/31/2010                        1.01                 0                 0              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              1.00%              6.7%
12/31/2013                        1.32                 0                 0              1.00%             17.8%
12/31/2012                        1.12                 0                 0              1.00%             11.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.2%
12/31/2010                        1.01                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%              7.0%
12/31/2013                        1.33                 0                 0              0.75%             18.1%
12/31/2012                        1.13                 0                 0              0.75%             11.6%
12/31/2011                        1.01                 0                 0              0.75%              0.0%
12/31/2010                        1.01                 0                 0              0.75%              1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.50%              7.3%
12/31/2013                        1.34                 0                 0              0.50%             18.4%
12/31/2012                        1.14                 0                 0              0.50%             11.8%
12/31/2011                        1.02                 0                 0              0.50%              0.3%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.25%              7.5%
12/31/2013                        1.36                 0                 0              0.25%             18.7%
12/31/2012                        1.14                 0                 0              0.25%             12.1%
12/31/2011                        1.02                 0                 0              0.25%              0.5%
12/31/2010                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.00%              7.8%
12/31/2013                        1.37                 0                 0              0.00%             19.0%
12/31/2012                        1.15                 0                 0              0.00%             12.4%
12/31/2011                        1.02                 0                 0              0.00%              0.8%
12/31/2010                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          1.2%
      2012          2.0%
      2011          1.6%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND R CLASS - 47103A641

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,422,267   $     3,949,403           120,069
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (30,298)
                                                       ---------------
Net assets                                             $     3,391,969
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,981,315         1,459,106   $          2.04
Band 100                                                       402,909           192,506              2.09
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.20
Band 25                                                             --                --              2.25
Band 0                                                           7,745             3,361              2.30
                                                       ---------------   ---------------
 Total                                                 $     3,391,969         1,654,973
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        61,682
Mortality & expense charges                                                                        (38,263)
                                                                                           ---------------
Net investment income (loss)                                                                        23,419
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           131,919
Realized gain distributions                                                                      1,085,931
Net change in unrealized appreciation (depreciation)                                            (1,019,082)
                                                                                           ---------------
Net gain (loss)                                                                                    198,768
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       222,187
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,419   $            (24,138)
Net realized gain (loss)                                                     131,919                206,767
Realized gain distributions                                                1,085,931                602,916
Net change in unrealized appreciation (depreciation)                      (1,019,082)                43,577
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            222,187                829,122
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     792,812                289,632
Cost of units redeemed                                                    (1,007,386)              (662,661)
Account charges                                                               (1,286)                (1,685)
                                                                --------------------   --------------------
Increase (decrease)                                                         (215,860)              (374,714)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,327                454,408
Net assets, beginning                                                      3,385,642              2,931,234
                                                                --------------------   --------------------
Net assets, ending                                              $          3,391,969   $          3,385,642
                                                                ====================   ====================

Units sold                                                                   533,110                324,103
Units redeemed                                                              (647,571)              (541,901)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (114,461)              (217,798)
Units outstanding, beginning                                               1,769,434              1,987,232
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,654,973              1,769,434
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,954,211
Cost of units redeemed/account charges                                                           (6,048,020)
Net investment income (loss)                                                                       (151,969)
Net realized gain (loss)                                                                            404,134
Realized gain distributions                                                                       1,760,749
Net change in unrealized appreciation (depreciation)                                               (527,136)
                                                                                       --------------------
Net assets                                                                             $          3,391,969
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04             1,459   $         2,981              1.25%              6.8%
12/31/2013                        1.91             1,748             3,342              1.25%             29.7%
12/31/2012                        1.47             1,966             2,900              1.25%             21.8%
12/31/2011                        1.21             1,873             2,268              1.25%             -8.7%
12/31/2010                        1.33             2,641             3,503              1.25%              4.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09               193   $           403              1.00%              7.1%
12/31/2013                        1.95                18                35              1.00%             30.0%
12/31/2012                        1.50                17                26              1.00%             22.1%
12/31/2011                        1.23                13                16              1.00%             -8.5%
12/31/2010                        1.35                21                28              1.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.75%              7.4%
12/31/2013                        2.00                 0                 0              0.75%             30.4%
12/31/2012                        1.53                 0                 0              0.75%             22.4%
12/31/2011                        1.25                 0                 0              0.75%             -8.3%
12/31/2010                        1.36                 0                 0              0.75%              4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.50%              7.6%
12/31/2013                        2.04                 0                 0              0.50%             30.7%
12/31/2012                        1.56                 0                 0              0.50%             22.7%
12/31/2011                        1.27                 0                 0              0.50%             -8.0%
12/31/2010                        1.38                 0                 0              0.50%              4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              0.25%              7.9%
12/31/2013                        2.08                 0                 0              0.25%             31.0%
12/31/2012                        1.59                 0                 0              0.25%             23.0%
12/31/2011                        1.29                 0                 0              0.25%             -7.8%
12/31/2010                        1.40                 0                 0              0.25%              5.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30                 3   $             8              0.00%              8.2%
12/31/2013                        2.13                 4                 9              0.00%             31.3%
12/31/2012                        1.62                 4                 6              0.00%             23.3%
12/31/2011                        1.32                 3                 5              0.00%             -7.6%
12/31/2010                        1.42                 8                11              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          0.5%
      2012          0.0%
      2011          0.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND A CLASS - 47103A674

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.73
Band 100                                                            --                --              1.75
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.81
Band 0                                                              --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $               (841)
Net realized gain (loss)                                                          --                 88,213
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                (71,669)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                 15,703
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                  7,567
Cost of units redeemed                                                            --               (531,948)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --               (524,381)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --               (508,678)
Net assets, beginning                                                             --                508,678
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                  5,929
Units redeemed                                                                    --               (416,983)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --               (411,054)
Units outstanding, beginning                                                      --                411,054
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            558,371
Cost of units redeemed/account charges                                                             (647,983)
Net investment income (loss)                                                                         (7,360)
Net realized gain (loss)                                                                             96,972
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.25%              7.2%
12/31/2013                        1.61                 0                 0              1.25%             30.2%
12/31/2012                        1.24               411               509              1.25%             22.2%
12/31/2011                        1.01               430               435              1.25%             -8.3%
12/31/2010                        1.10                 0                 0              1.25%             10.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              1.00%              7.4%
12/31/2013                        1.63                 0                 0              1.00%             30.5%
12/31/2012                        1.25                 0                 0              1.00%             22.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.0%
12/31/2010                        1.11                 0                 0              1.00%             10.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.75%              7.7%
12/31/2013                        1.64                 0                 0              0.75%             30.8%
12/31/2012                        1.25                 0                 0              0.75%             22.9%
12/31/2011                        1.02                 0                 0              0.75%             -7.8%
12/31/2010                        1.11                 0                 0              0.75%             10.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.50%              8.0%
12/31/2013                        1.65                 0                 0              0.50%             31.1%
12/31/2012                        1.26                 0                 0              0.50%             23.2%
12/31/2011                        1.02                 0                 0              0.50%             -7.6%
12/31/2010                        1.11                 0                 0              0.50%             10.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.25%              8.2%
12/31/2013                        1.67                 0                 0              0.25%             31.5%
12/31/2012                        1.27                 0                 0              0.25%             23.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.3%
12/31/2010                        1.11                 0                 0              0.25%             11.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.00%              8.5%
12/31/2013                        1.68                 0                 0              0.00%             31.8%
12/31/2012                        1.28                 0                 0              0.00%             23.8%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%
12/31/2010                        1.11                 0                 0              0.00%             11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.4%
      2011          1.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                JANUS GROWTH AND INCOME FUND R CLASS - 47103C621

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,063,961   $       712,875            22,199
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (406)
                                                       ---------------
Net assets                                             $     1,063,555
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       198,262           125,485   $          1.58
Band 100                                                        82,736            51,121              1.62
Band 75                                                             --                --              1.66
Band 50                                                        782,557           460,836              1.70
Band 25                                                             --                --              1.74
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $     1,063,555           637,442
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        16,842
Mortality & expense charges                                                                         (6,889)
                                                                                           ---------------
Net investment income (loss)                                                                         9,953
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            81,652
Realized gain distributions                                                                          6,666
Net change in unrealized appreciation (depreciation)                                                (3,880)
                                                                                           ---------------
Net gain (loss)                                                                                     84,438
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        94,391
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,953   $              5,186
Net realized gain (loss)                                                      81,652                 62,211
Realized gain distributions                                                    6,666                     --
Net change in unrealized appreciation (depreciation)                          (3,880)               197,002
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             94,391                264,399
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     109,949                114,449
Cost of units redeemed                                                      (224,437)              (163,533)
Account charges                                                                 (203)                  (213)
                                                                --------------------   --------------------
Increase (decrease)                                                         (114,691)               (49,297)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,300)               215,102
Net assets, beginning                                                      1,083,855                868,753
                                                                --------------------   --------------------
Net assets, ending                                              $          1,063,555   $          1,083,855
                                                                ====================   ====================

Units sold                                                                   106,009                 85,909
Units redeemed                                                              (181,268)              (118,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (75,259)               (32,787)
Units outstanding, beginning                                                 712,701                745,488
                                                                --------------------   --------------------
Units outstanding, ending                                                    637,442                712,701
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,913,417
Cost of units redeemed/account charges                                                           (1,312,663)
Net investment income (loss)                                                                         21,185
Net realized gain (loss)                                                                            (83,425)
Realized gain distributions                                                                         173,955
Net change in unrealized appreciation (depreciation)                                                351,086
                                                                                       --------------------
Net assets                                                                             $          1,063,555
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               125   $           198              1.25%              9.2%
12/31/2013                        1.45               164               237              1.25%             29.9%
12/31/2012                        1.11               159               177              1.25%             14.6%
12/31/2011                        0.97               236               229              1.25%             -3.3%
12/31/2010                        1.00               180               181              1.25%              6.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                51   $            83              1.00%              9.5%
12/31/2013                        1.48                 7                11              1.00%             30.2%
12/31/2012                        1.14                 0                 0              1.00%             14.9%
12/31/2011                        0.99                 0                 0              1.00%             -3.0%
12/31/2010                        1.02                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.75%              9.7%
12/31/2013                        1.51                 0                 0              0.75%             30.6%
12/31/2012                        1.16                 0                 0              0.75%             15.2%
12/31/2011                        1.00                 0                 0              0.75%             -2.8%
12/31/2010                        1.03                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70               461   $           783              0.50%             10.0%
12/31/2013                        1.54               541               836              0.50%             30.9%
12/31/2012                        1.18               587               692              0.50%             15.5%
12/31/2011                        1.02               550               561              0.50%             -2.6%
12/31/2010                        1.05               501               524              0.50%              7.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%             10.3%
12/31/2013                        1.58                 0                 0              0.25%             31.2%
12/31/2012                        1.20                 0                 0              0.25%             15.8%
12/31/2011                        1.04                 0                 0              0.25%             -2.3%
12/31/2010                        1.06                 0                 0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.00%             10.6%
12/31/2013                        1.61                 0                 0              0.00%             31.6%
12/31/2012                        1.23                 0                 0              0.00%             16.1%
12/31/2011                        1.06                 0                 0              0.00%             -2.1%
12/31/2010                        1.08                 0                 0              0.00%              8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          1.2%
      2012          1.3%
      2011          0.6%
      2010          0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PERKINS MID CAP VALUE R CLASS - 47103C233

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,686,308   $     1,830,938            82,769
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (29,259)
                                                       ---------------
Net assets                                             $     1,657,049
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,435,863           909,407   $          1.58
Band 100                                                       126,635            78,547              1.61
Band 75                                                             --                --              1.65
Band 50                                                         70,266            41,846              1.68
Band 25                                                             --                --              1.71
Band 0                                                          24,285            13,884              1.75
                                                       ---------------   ---------------
 Total                                                 $     1,657,049         1,043,684
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        57,865
Mortality & expense charges                                                                        (23,679)
                                                                                           ---------------
Net investment income (loss)                                                                        34,186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           133,080
Realized gain distributions                                                                        325,902
Net change in unrealized appreciation (depreciation)                                              (366,294)
                                                                                           ---------------
Net gain (loss)                                                                                     92,688
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       126,874
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,186   $             28,411
Net realized gain (loss)                                                     133,080                265,671
Realized gain distributions                                                  325,902                328,478
Net change in unrealized appreciation (depreciation)                        (366,294)               180,024
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            126,874                802,584
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     309,175                795,775
Cost of units redeemed                                                    (2,025,923)            (2,129,348)
Account charges                                                               (1,008)                (2,350)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,717,756)            (1,335,923)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,590,882)              (533,339)
Net assets, beginning                                                      3,247,931              3,781,270
                                                                --------------------   --------------------
Net assets, ending                                              $          1,657,049   $          3,247,931
                                                                ====================   ====================

Units sold                                                                   302,363                611,330
Units redeemed                                                            (1,456,375)            (1,573,591)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,154,012)              (962,261)
Units outstanding, beginning                                               2,197,696              3,159,957
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,043,684              2,197,696
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,867,725
Cost of units redeemed/account charges                                                           (6,724,012)
Net investment income (loss)                                                                         16,066
Net realized gain (loss)                                                                            646,145
Realized gain distributions                                                                         995,755
Net change in unrealized appreciation (depreciation)                                               (144,630)
                                                                                       --------------------
Net assets                                                                             $          1,657,049
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               909   $         1,436              1.25%              7.1%
12/31/2013                        1.47             2,114             3,117              1.25%             23.8%
12/31/2012                        1.19             2,954             3,518              1.25%              8.4%
12/31/2011                        1.10             2,542             2,794              1.25%             -4.2%
12/31/2010                        1.15             1,975             2,266              1.25%             12.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                79   $           127              1.00%              7.4%
12/31/2013                        1.50                11                17              1.00%             24.1%
12/31/2012                        1.21                 9                10              1.00%              8.6%
12/31/2011                        1.11                 6                 7              1.00%             -4.0%
12/31/2010                        1.16                 4                 4              1.00%             13.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.75%              7.6%
12/31/2013                        1.53                 0                 0              0.75%             24.4%
12/31/2012                        1.23                 0                 0              0.75%              8.9%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%
12/31/2010                        1.17                 0                 0              0.75%             13.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                42   $            70              0.50%              7.9%
12/31/2013                        1.56                42                65              0.50%             24.7%
12/31/2012                        1.25                33                42              0.50%              9.2%
12/31/2011                        1.14                28                32              0.50%             -3.5%
12/31/2010                        1.18                20                23              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.25%              8.2%
12/31/2013                        1.58                 0                 0              0.25%             25.0%
12/31/2012                        1.27                 0                 0              0.25%              9.4%
12/31/2011                        1.16                 0                 0              0.25%             -3.3%
12/31/2010                        1.20                 0                 0              0.25%             14.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                14   $            24              0.00%              8.4%
12/31/2013                        1.61                30                49              0.00%             25.3%
12/31/2012                        1.29               164               211              0.00%              9.7%
12/31/2011                        1.17               154               181              0.00%             -3.0%
12/31/2010                        1.21                35                42              0.00%             14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          2.0%
      2012          0.5%
      2011          1.0%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PERKINS MID CAP VALUE A CLASS - 47103C266

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        29,988   $        33,525             1,487
                                                                         ===============   ===============
Receivables: investments sold                                        4
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        29,992
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        29,992            19,314   $          1.55
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $        29,992            19,314
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           959
Mortality & expense charges                                                                         (3,189)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,230)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           650,956
Realized gain distributions                                                                          5,195
Net change in unrealized appreciation (depreciation)                                              (650,678)
                                                                                           ---------------
Net gain (loss)                                                                                      5,473
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,243
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,230)  $             88,904
Net realized gain (loss)                                                     650,956                116,145
Realized gain distributions                                                    5,195                646,457
Net change in unrealized appreciation (depreciation)                        (650,678)               392,467

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,243              1,243,973
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      92,033                510,525
Cost of units redeemed                                                    (6,366,720)              (694,530)
Account charges                                                                   (8)                  (915)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,274,695)              (184,920)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,271,452)             1,059,053
Net assets, beginning                                                      6,301,444              5,242,391
                                                                --------------------   --------------------
Net assets, ending                                              $             29,992   $          6,301,444
                                                                ====================   ====================

Units sold                                                                    65,548                565,112
Units redeemed                                                            (4,406,497)              (706,834)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,340,949)              (141,722)
Units outstanding, beginning                                               4,360,263              4,501,985
                                                                --------------------   --------------------
Units outstanding, ending                                                     19,314              4,360,263
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,753,751
Cost of units redeemed/account charges                                                           (8,810,037)
Net investment income (loss)                                                                         55,846
Net realized gain (loss)                                                                            886,329
Realized gain distributions                                                                       1,147,640
Net change in unrealized appreciation (depreciation)                                                 (3,537)
                                                                                       --------------------
Net assets                                                                             $             29,992
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                19   $            30              1.25%              7.5%
12/31/2013                        1.45             4,360             6,301              1.25%             24.1%
12/31/2012                        1.16             4,502             5,242              1.25%              8.7%
12/31/2011                        1.07             4,395             4,708              1.25%             -3.9%
12/31/2010                        1.11             3,907             4,356              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              1.00%              7.7%
12/31/2013                        1.46                 0                 0              1.00%             24.4%
12/31/2012                        1.17                 0                 0              1.00%              9.0%
12/31/2011                        1.08                 0                 0              1.00%             -3.7%
12/31/2010                        1.12                 0                 0              1.00%             11.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%              8.0%
12/31/2013                        1.47                 0                 0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%              9.3%
12/31/2011                        1.08                 0                 0              0.75%             -3.4%
12/31/2010                        1.12                 0                 0              0.75%             11.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.50%              8.3%
12/31/2013                        1.48                 0                 0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%              9.5%
12/31/2011                        1.08                 0                 0              0.50%             -3.2%
12/31/2010                        1.12                 0                 0              0.50%             12.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.25%              8.5%
12/31/2013                        1.50                 0                 0              0.25%             25.4%
12/31/2012                        1.20                 0                 0              0.25%              9.8%
12/31/2011                        1.09                 0                 0              0.25%             -3.0%
12/31/2010                        1.12                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.00%              8.8%
12/31/2013                        1.51                 0                 0              0.00%             25.7%
12/31/2012                        1.20                 0                 0              0.00%             10.1%
12/31/2011                        1.09                 0                 0              0.00%             -2.7%
12/31/2010                        1.12                 0                 0              0.00%             12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               2.8%
       2012               0.6%
       2011               1.2%
       2010               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PERKINS SMALL CAP VALUE S CLASS - 47103C167

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,318,555   $     1,386,886            61,342
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (305)
                                                       ---------------
Net assets                                             $     1,318,250
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,286,510           606,027   $          2.12
Band 100                                                            --                --              2.18
Band 75                                                             --                --              2.25
Band 50                                                             --                --              2.31
Band 25                                                             --                --              2.38
Band 0                                                          31,740            12,983              2.44
                                                       ---------------   ---------------
 Total                                                 $     1,318,250           619,010
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        67,106
Mortality & expense charges                                                                        (16,109)
                                                                                           ---------------
Net investment income (loss)                                                                        50,997
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,683
Realized gain distributions                                                                        216,381
Net change in unrealized appreciation (depreciation)                                              (231,822)
                                                                                           ---------------
Net gain (loss)                                                                                     20,242
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        71,239
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             50,997   $             (6,147)
Net realized gain (loss)                                                      35,683                 14,344
Realized gain distributions                                                  216,381                 59,346
Net change in unrealized appreciation (depreciation)                        (231,822)               252,324

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,239                319,867
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     236,493                159,781
Cost of units redeemed                                                      (287,068)              (408,525)
Account charges                                                                 (410)                  (377)
                                                                --------------------   --------------------
Increase (decrease)                                                          (50,985)              (249,121)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,254                 70,746
Net assets, beginning                                                      1,297,996              1,227,250
                                                                --------------------   --------------------
Net assets, ending                                              $          1,318,250   $          1,297,996
                                                                ====================   ====================

Units sold                                                                   116,815                240,742
Units redeemed                                                              (142,336)              (375,281)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,521)              (134,539)
Units outstanding, beginning                                                 644,531                779,070
                                                                --------------------   --------------------
Units outstanding, ending                                                    619,010                644,531
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,048,719
Cost of units redeemed/account charges                                                           (2,254,505)
Net investment income (loss)                                                                         61,524
Net realized gain (loss)                                                                             57,122
Realized gain distributions                                                                         473,721
Net change in unrealized appreciation (depreciation)                                                (68,331)
                                                                                       --------------------
Net assets                                                                             $          1,318,250
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12               606   $         1,287              1.25%              5.7%
12/31/2013                        2.01               634             1,273              1.25%             27.7%
12/31/2012                        1.57               772             1,214              1.25%              7.4%
12/31/2011                        1.46               837             1,227              1.25%             -4.9%
12/31/2010                        1.54               684             1,054              1.25%             16.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              1.00%              5.9%
12/31/2013                        2.06                 0                 0              1.00%             28.0%
12/31/2012                        1.61                 0                 0              1.00%              7.7%
12/31/2011                        1.50                 0                 0              1.00%             -4.7%
12/31/2010                        1.57                 0                 0              1.00%             16.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              0.75%              6.2%
12/31/2013                        2.11                 0                 0              0.75%             28.3%
12/31/2012                        1.65                 0                 0              0.75%              7.9%
12/31/2011                        1.53                 0                 0              0.75%             -4.4%
12/31/2010                        1.60                 0                 0              0.75%             16.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.31                 0   $             0              0.50%              6.5%
12/31/2013                        2.17                 0                 0              0.50%             28.7%
12/31/2012                        1.69                 0                 0              0.50%              8.2%
12/31/2011                        1.56                 0                 0              0.50%             -4.2%
12/31/2010                        1.63                 0                 0              0.50%             17.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.38                 0   $             0              0.25%              6.7%
12/31/2013                        2.23                 0                 0              0.25%             29.0%
12/31/2012                        1.73                 0                 0              0.25%              8.5%
12/31/2011                        1.59                 0                 0              0.25%             -3.9%
12/31/2010                        1.66               147               244              0.25%             17.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44                13   $            32              0.00%              7.0%
12/31/2013                        2.29                11                25              0.00%             29.3%
12/31/2012                        1.77                 7                13              0.00%              8.8%
12/31/2011                        1.62                 5                 9              0.00%             -3.7%
12/31/2010                        1.69                 4                 7              0.00%             17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               5.1%
       2013               0.8%
       2012               1.0%
       2011               3.7%
       2010               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                CLEARBRIDGE APPRECIATION FUND R CLASS - 52468E501

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,564   $         6,512               321
                                                                         ===============   ===============
Receivables: investments sold                                        4
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         6,568
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,568             4,524   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $         6,568             4,524
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            34
Mortality & expense charges                                                                         (2,683)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,649)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,931
Realized gain distributions                                                                          2,120
Net change in unrealized appreciation (depreciation)                                               (16,391)
                                                                                           ---------------
Net gain (loss)                                                                                     21,660
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,011
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,649)  $                108
Net realized gain (loss)                                                      35,931                  4,284
Realized gain distributions                                                    2,120                 10,576
Net change in unrealized appreciation (depreciation)                         (16,391)                16,443

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,011                 31,411
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      61,571                285,420
Cost of units redeemed                                                      (351,067)               (39,328)
Account charges                                                                 (240)                  (210)
                                                                --------------------   --------------------
Increase (decrease)                                                         (289,736)               245,882
                                                                --------------------   --------------------
Net increase (decrease)                                                     (270,725)               277,293
Net assets, beginning                                                        277,293                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              6,568   $            277,293
                                                                ====================   ====================

Units sold                                                                    48,034                240,095
Units redeemed                                                              (251,787)               (31,818)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (203,753)               208,277
Units outstanding, beginning                                                 208,277                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,524                208,277
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            346,991
Cost of units redeemed/account charges                                                             (390,845)
Net investment income (loss)                                                                         (2,541)
Net realized gain (loss)                                                                             40,215
Realized gain distributions                                                                          12,696
Net change in unrealized appreciation (depreciation)                                                     52
                                                                                       --------------------
Net assets                                                                             $              6,568
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 5   $             7              1.25%              9.1%
12/31/2013                        1.33               208               277              1.25%             27.3%
12/31/2012                        1.05                 0                 0              1.25%              4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.00%              9.3%
12/31/2013                        1.34                 0                 0              1.00%             27.6%
12/31/2012                        1.05                 0                 0              1.00%              4.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%              9.6%
12/31/2013                        1.34                 0                 0              0.75%             27.9%
12/31/2012                        1.05                 0                 0              0.75%              4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%              9.9%
12/31/2013                        1.34                 0                 0              0.50%             28.3%
12/31/2012                        1.05                 0                 0              0.50%              4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.25%             10.1%
12/31/2013                        1.35                 0                 0              0.25%             28.6%
12/31/2012                        1.05                 0                 0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.00%             10.4%
12/31/2013                        1.35                 0                 0              0.00%             28.9%
12/31/2012                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               1.4%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               CLEARBRIDGE APPRECIATION FUND FI CLASS - 52468E600

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       157,581   $       141,687             7,688
                                                                         ===============   ===============
Receivables: investments sold                                      118
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       157,699
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,699           107,991   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $       157,699           107,991
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           957
Mortality & expense charges                                                                         (1,641)
                                                                                           ---------------
Net investment income (loss)                                                                          (684)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,020
Realized gain distributions                                                                          5,344
Net change in unrealized appreciation (depreciation)                                                 2,096
                                                                                           ---------------
Net gain (loss)                                                                                     13,460
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,776
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (684)  $               (222)
Net realized gain (loss)                                                       6,020                  5,020
Realized gain distributions                                                    5,344                  5,148
Net change in unrealized appreciation (depreciation)                           2,096                 13,798

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,776                 23,744
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      55,079                167,961
Cost of units redeemed                                                       (51,364)               (50,433)
Account charges                                                                  (38)                   (26)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,677                117,502
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,453                141,246
Net assets, beginning                                                        141,246                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            157,699   $            141,246
                                                                ====================   ====================

Units sold                                                                    40,848                146,663
Units redeemed                                                               (38,594)               (40,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,254                105,737
Units outstanding, beginning                                                 105,737                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    107,991                105,737
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            223,040
Cost of units redeemed/account charges                                                             (101,861)
Net investment income (loss)                                                                           (906)
Net realized gain (loss)                                                                             11,040
Realized gain distributions                                                                          10,492
Net change in unrealized appreciation (depreciation)                                                 15,894
                                                                                       --------------------
Net assets                                                                             $            157,699
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46               108   $           158              1.25%              9.3%
12/31/2013                        1.34               106               141              1.25%             27.6%
12/31/2012                        1.05                 0                 0              1.25%              4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%              9.6%
12/31/2013                        1.34                 0                 0              1.00%             27.9%
12/31/2012                        1.05                 0                 0              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              9.9%
12/31/2013                        1.34                 0                 0              0.75%             28.2%
12/31/2012                        1.05                 0                 0              0.75%              4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%             10.1%
12/31/2013                        1.35                 0                 0              0.50%             28.6%
12/31/2012                        1.05                 0                 0              0.50%              4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%             10.4%
12/31/2013                        1.35                 0                 0              0.25%             28.9%
12/31/2012                        1.05                 0                 0              0.25%              4.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.00%             10.7%
12/31/2013                        1.35                 0                 0              0.00%             29.2%
12/31/2012                        1.05                 0                 0              0.00%              4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.6%
       2013               1.8%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND FI CLASS - 524686326

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       384,793   $       401,018            37,112
                                                                         ===============   ===============
Receivables: investments sold                                   18,994
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       403,787
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       403,787           397,711   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $       403,787           397,711
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,865
Mortality & expense charges                                                                         (1,334)
                                                                                           ---------------
Net investment income (loss)                                                                         8,531
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               130
Realized gain distributions                                                                            906
Net change in unrealized appreciation (depreciation)                                               (15,962)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,926)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,395)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,531   $                 60
Net realized gain (loss)                                                         130                 (1,211)
Realized gain distributions                                                      906                    155
Net change in unrealized appreciation (depreciation)                         (15,962)                  (263)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,395)                (1,259)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     429,113                 27,455
Cost of units redeemed                                                       (28,868)               (15,925)
Account charges                                                                 (334)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          399,911                 11,530
                                                                --------------------   --------------------
Net increase (decrease)                                                      393,516                 10,271
Net assets, beginning                                                         10,271                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            403,787   $             10,271
                                                                ====================   ====================

Units sold                                                                   415,878                 26,791
Units redeemed                                                               (28,742)               (16,216)
                                                                --------------------   --------------------
Net increase (decrease)                                                      387,136                 10,575
Units outstanding, beginning                                                  10,575                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    397,711                 10,575
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            456,568
Cost of units redeemed/account charges                                                              (45,127)
Net investment income (loss)                                                                          8,591
Net realized gain (loss)                                                                             (1,081)
Realized gain distributions                                                                           1,061
Net change in unrealized appreciation (depreciation)                                                (16,225)
                                                                                       --------------------
Net assets                                                                             $            403,787
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02               398   $           404              1.25%              4.5%
12/31/2013                        0.97                11                10              1.25%             -5.4%
12/31/2012                        1.03                 0                 0              1.25%              2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              4.8%
12/31/2013                        0.97                 0                 0              1.00%             -5.2%
12/31/2012                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.75%              5.1%
12/31/2013                        0.98                 0                 0              0.75%             -5.0%
12/31/2012                        1.03                 0                 0              0.75%              2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.50%              5.3%
12/31/2013                        0.98                 0                 0              0.50%             -4.7%
12/31/2012                        1.03                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%              5.6%
12/31/2013                        0.98                 0                 0              0.25%             -4.5%
12/31/2012                        1.03                 0                 0              0.25%              2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.00%              5.8%
12/31/2013                        0.99                 0                 0              0.00%             -4.2%
12/31/2012                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               4.8%
       2013               2.1%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND R CLASS - 524686367

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       118,875   $       119,232            10,856
                                                                         ===============   ===============
Receivables: investments sold                                      325
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       119,200
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       119,200           118,131   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $       119,200           118,131
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,572
Mortality & expense charges                                                                         (1,417)
                                                                                           ---------------
Net investment income (loss)                                                                         3,155
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               382
Realized gain distributions                                                                            279
Net change in unrealized appreciation (depreciation)                                                   250
                                                                                           ---------------
Net gain (loss)                                                                                        911
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,066
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,155   $                231
Net realized gain (loss)                                                         382                    441
Realized gain distributions                                                      279                     --
Net change in unrealized appreciation (depreciation)                             250                   (607)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,066                     65
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      68,007                105,553
Cost of units redeemed                                                       (39,348)               (18,826)
Account charges                                                                 (309)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,350                 86,719
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,416                 86,784
Net assets, beginning                                                         86,784                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            119,200   $             86,784
                                                                ====================   ====================

Units sold                                                                    68,620                118,009
Units redeemed                                                               (40,132)               (28,366)
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,488                 89,643
Units outstanding, beginning                                                  89,643                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    118,131                 89,643
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            173,560
Cost of units redeemed/account charges                                                              (58,491)
Net investment income (loss)                                                                          3,386
Net realized gain (loss)                                                                                823
Realized gain distributions                                                                             279
Net change in unrealized appreciation (depreciation)                                                   (357)
                                                                                       --------------------
Net assets                                                                             $            119,200
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01               118   $           119              1.25%              4.2%
12/31/2013                        0.97                90                87              1.25%             -5.7%
12/31/2012                        1.03                 0                 0              1.25%              2.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.00%              4.5%
12/31/2013                        0.97                 0                 0              1.00%             -5.4%
12/31/2012                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              4.8%
12/31/2013                        0.97                 0                 0              0.75%             -5.2%
12/31/2012                        1.03                 0                 0              0.75%              2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.50%              5.0%
12/31/2013                        0.98                 0                 0              0.50%             -5.0%
12/31/2012                        1.03                 0                 0              0.50%              2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.25%              5.3%
12/31/2013                        0.98                 0                 0              0.25%             -4.7%
12/31/2012                        1.03                 0                 0              0.25%              2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.00%              5.5%
12/31/2013                        0.98                 0                 0              0.00%             -4.5%
12/31/2012                        1.03                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               4.4%
       2013               0.9%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              WESTERN ASSET CORE PLUS BOND FUND R CLASS - 957663446

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           539   $           529                46
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           539
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           539               526   $          1.02
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $           539               526
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            10
Mortality & expense charges                                                                             (4)
                                                                                           ---------------
Net investment income (loss)                                                                             6
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    11
                                                                                           ---------------
Net gain (loss)                                                                                         11
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            17
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  6   $                  1
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              11                     (1)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 17                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         320                    202
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              320                    202
                                                                --------------------   --------------------
Net increase (decrease)                                                          337                    202
Net assets, beginning                                                            202                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                539   $                202
                                                                ====================   ====================

Units sold                                                                       318                    208
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          318                    208
Units outstanding, beginning                                                     208                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        526                    208
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                522
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              7
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     10
                                                                                       --------------------
Net assets                                                                             $                539
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 1   $             1              1.25%              5.6%
12/31/2013                        0.97                 0                 0              1.25%             -2.9%
12/31/2012                        1.00                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%              5.8%
12/31/2013                        0.97                 0                 0              1.00%             -2.7%
12/31/2012                        1.00                 0                 0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              6.1%
12/31/2013                        0.98                 0                 0              0.75%             -2.4%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              6.4%
12/31/2013                        0.98                 0                 0              0.50%             -2.2%
12/31/2012                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              6.6%
12/31/2013                        0.98                 0                 0              0.25%             -1.9%
12/31/2012                        1.00                 0                 0              0.25%              0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              6.9%
12/31/2013                        0.98                 0                 0              0.00%             -1.7%
12/31/2012                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               2.7%
       2013               1.0%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             CLEARBRIDGE AGGRESSIVE GROWTH FUND R CLASS - 52468C505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       287,048   $       272,347             1,458
                                                                         ===============   ===============
Receivables: investments sold                                    5,648
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       292,696
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        35,820            20,749   $          1.73
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.74
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.76
Band 0                                                         256,876           144,902              1.77
                                                       ---------------   ---------------
 Total                                                 $       292,696           165,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,345)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,345)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            46,087
Realized gain distributions                                                                          5,572
Net change in unrealized appreciation (depreciation)                                                 8,148
                                                                                           ---------------
Net gain (loss)                                                                                     59,807
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        57,462
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,345)  $                 --
Net realized gain (loss)                                                      46,087                     --
Realized gain distributions                                                    5,572                  1,371
Net change in unrealized appreciation (depreciation)                           8,148                  6,553

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             57,462                  7,924
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     570,873                167,256
Cost of units redeemed                                                      (510,787)                   (22)
Account charges                                                                  (10)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           60,076                167,234
                                                                --------------------   --------------------
Net increase (decrease)                                                      117,538                175,158
Net assets, beginning                                                        175,158                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            292,696   $            175,158
                                                                ====================   ====================

Units sold                                                                   356,472                112,889
Units redeemed                                                              (303,696)                   (14)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,776                112,875
Units outstanding, beginning                                                 112,875                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    165,651                112,875
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            738,129
Cost of units redeemed/account charges                                                             (510,819)
Net investment income (loss)                                                                         (2,345)
Net realized gain (loss)                                                                             46,087
Realized gain distributions                                                                           6,943
Net change in unrealized appreciation (depreciation)                                                 14,701
                                                                                       --------------------
Net assets                                                                             $            292,696
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                21   $            36              1.25%             12.8%
12/31/2013                        1.53                 0                 0              1.25%             42.5%
12/31/2012                        1.07                 0                 0              1.25%              7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              1.00%             13.1%
12/31/2013                        1.53                 0                 0              1.00%             42.9%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.75%             13.4%
12/31/2013                        1.54                 0                 0              0.75%             43.2%
12/31/2012                        1.07                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.50%             13.7%
12/31/2013                        1.54                 0                 0              0.50%             43.6%
12/31/2012                        1.07                 0                 0              0.50%              7.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.25%             14.0%
12/31/2013                        1.55                 0                 0              0.25%             44.0%
12/31/2012                        1.07                 0                 0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77               145   $           257              0.00%             14.2%
12/31/2013                        1.55               113               175              0.00%             44.3%
12/31/2012                        1.08                 0                 0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.0%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             WESTERN ASSET CORE PLUS BOND FUND FI CLASS - 957663602

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       206,840   $       205,867            18,010
                                                                         ===============   ===============
Receivables: investments sold                                    2,798
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       209,638
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       209,638           202,804   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $       209,638           202,804
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,612
Mortality & expense charges                                                                           (675)
                                                                                           ---------------
Net investment income (loss)                                                                           937
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   973
                                                                                           ---------------
Net gain (loss)                                                                                        975
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,912
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                937   $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             973                     --

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,912                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     212,480                     --
Cost of units redeemed                                                        (4,540)                    --
Account charges                                                                 (214)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          207,726                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      209,638                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            209,638   $                 --
                                                                ====================   ====================

Units sold                                                                   207,481                     --
Units redeemed                                                                (4,677)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      202,804                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    202,804                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            212,480
Cost of units redeemed/account charges                                                               (4,754)
Net investment income (loss)                                                                            937
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    973
                                                                                       --------------------
Net assets                                                                             $            209,638
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03               203   $           210              1.25%              6.0%
12/31/2013                        0.97                 0                 0              1.25%             -2.5%
12/31/2012                        1.00                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              6.3%
12/31/2013                        0.98                 0                 0              1.00%             -2.3%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              6.6%
12/31/2013                        0.98                 0                 0              0.75%             -2.1%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              6.8%
12/31/2013                        0.98                 0                 0              0.50%             -1.8%
12/31/2012                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              7.1%
12/31/2013                        0.99                 0                 0              0.25%             -1.6%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              7.4%
12/31/2013                        0.99                 0                 0              0.00%             -1.3%
12/31/2012                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               1.5%
       2013               0.0%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             CLEARBRIDGE AGGRESSIVE GROWTH FUND FI CLASS - 52468C604

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,936,488   $     6,530,271            34,090
                                                                         ===============   ===============
Receivables: investments sold                                   26,145
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,962,633
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,962,633         4,014,024   $          1.73
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.77
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $     6,962,633         4,014,024
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (60,127)
                                                                                           ---------------
Net investment income (loss)                                                                       (60,127)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           176,111
Realized gain distributions                                                                        118,371
Net change in unrealized appreciation (depreciation)                                               293,805
                                                                                           ---------------
Net gain (loss)                                                                                    588,287
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       528,160
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (60,127)  $             (2,602)
Net realized gain (loss)                                                     176,111                     13
Realized gain distributions                                                  118,371                 11,262
Net change in unrealized appreciation (depreciation)                         293,805                112,412

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            528,160                121,085
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,731,777              6,787,894
Cost of units redeemed                                                    (5,788,283)            (3,396,508)
Account charges                                                              (17,063)                (4,429)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,926,431              3,386,957
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,454,591              3,508,042
Net assets, beginning                                                      3,508,042                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          6,962,633   $          3,508,042
                                                                ====================   ====================

Units sold                                                                 5,363,618              4,559,173
Units redeemed                                                            (3,638,479)            (2,270,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,725,139              2,288,885
Units outstanding, beginning                                               2,288,885                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,014,024              2,288,885
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,519,671
Cost of units redeemed/account charges                                                           (9,206,283)
Net investment income (loss)                                                                        (62,729)
Net realized gain (loss)                                                                            176,124
Realized gain distributions                                                                         129,633
Net change in unrealized appreciation (depreciation)                                                406,217
                                                                                       --------------------
Net assets                                                                             $          6,962,633
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73             4,014   $         6,963              1.25%             13.2%
12/31/2013                        1.53             2,289             3,508              1.25%             42.7%
12/31/2012                        1.07                 0                 0              1.25%              7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              1.00%             13.5%
12/31/2013                        1.54                 0                 0              1.00%             43.1%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.75%             13.7%
12/31/2013                        1.54                 0                 0              0.75%             43.4%
12/31/2012                        1.07                 0                 0              0.75%              7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.50%             14.0%
12/31/2013                        1.55                 0                 0              0.50%             43.8%
12/31/2012                        1.07                 0                 0              0.50%              7.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.25%             14.3%
12/31/2013                        1.55                 0                 0              0.25%             44.2%
12/31/2012                        1.08                 0                 0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.00%             14.6%
12/31/2013                        1.55                 0                 0              0.00%             44.5%
12/31/2012                        1.08                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%
       2013               0.0%
       2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         LORD ABBETT BOND-DEBENTURE FUND A CLASS - 544004104 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%            -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%            -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%            -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%            -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%            -0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%            -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND R3 CLASS - 544004807 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.98
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.25%            -1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.00%            -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%            -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%            -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%            -1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%            -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R3 CLASS - 543913776

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       162,583   $       170,670            10,880
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,771)
                                                       ---------------
Net assets                                             $       160,812
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        79,871            68,064   $          1.17
Band 100                                                        80,941            68,766              1.18
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $       160,812           136,830
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,030
Mortality & expense charges                                                                         (1,518)
                                                                                           ---------------
Net investment income (loss)                                                                           512
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               195
Realized gain distributions                                                                         19,982
Net change in unrealized appreciation (depreciation)                                                (7,250)
                                                                                           ---------------
Net gain (loss)                                                                                     12,927
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,439
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                512   $                152
Net realized gain (loss)                                                         195                    (62)
Realized gain distributions                                                   19,982                  2,085
Net change in unrealized appreciation (depreciation)                          (7,250)                  (837)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,439                  1,338
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      72,578                107,342
Cost of units redeemed                                                       (16,632)               (17,178)
Account charges                                                                  (67)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                           55,879                 90,156
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,318                 91,494
Net assets, beginning                                                         91,494                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            160,812   $             91,494
                                                                ====================   ====================

Units sold                                                                    77,057                102,077
Units redeemed                                                               (25,913)               (16,391)
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,144                 85,686
Units outstanding, beginning                                                  85,686                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    136,830                 85,686
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            179,920
Cost of units redeemed/account charges                                                              (33,885)
Net investment income (loss)                                                                            664
Net realized gain (loss)                                                                                133
Realized gain distributions                                                                          22,067
Net change in unrealized appreciation (depreciation)                                                 (8,087)
                                                                                       --------------------
Net assets                                                                             $            160,812
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                68   $            80              1.25%              9.9%
12/31/2013                        1.07                75                80              0.00%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                69   $            81              1.00%             10.2%
12/31/2013                        1.07                10                11              0.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.75%             10.5%
12/31/2013                        1.07                 0                 0              0.00%              6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.50%             10.7%
12/31/2013                        1.07                 0                 0              0.00%              6.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.25%             11.0%
12/31/2013                        1.07                 0                 0              0.00%              7.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.00%             11.3%
12/31/2013                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND A CLASS - 543913859

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.18
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            56
Mortality & expense charges                                                                            (83)
                                                                                           ---------------
Net investment income (loss)                                                                           (27)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               524
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   115
                                                                                           ---------------
Net gain (loss)                                                                                        639
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           612
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (27)  $                 27
Net realized gain (loss)                                                         524                     --
Realized gain distributions                                                       --                    327
Net change in unrealized appreciation (depreciation)                             115                   (115)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                612                    239
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,464                 14,494
Cost of units redeemed                                                       (16,711)                   (98)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          (15,247)                14,396
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,635)                14,635
Net assets, beginning                                                         14,635                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $             14,635
                                                                ====================   ====================

Units sold                                                                     1,373                 13,782
Units redeemed                                                               (15,062)                   (93)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,689)                13,689
Units outstanding, beginning                                                  13,689                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                 13,689
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             15,958
Cost of units redeemed/account charges                                                              (16,809)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                524
Realized gain distributions                                                                             327
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.25%             10.2%
12/31/2013                        1.07                14                15              0.00%              6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.00%             10.5%
12/31/2013                        1.07                 0                 0              0.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.75%             10.7%
12/31/2013                        1.07                 0                 0              0.00%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.50%             11.0%
12/31/2013                        1.07                 0                 0              0.00%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.25%             11.3%
12/31/2013                        1.07                 0                 0              0.00%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.00%             11.6%
12/31/2013                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND A CLASS - 544006109

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,795,526   $     3,990,091           167,642
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (73,867)
                                                       ---------------
Net assets                                             $     3,721,659
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       570,074           360,349   $          1.58
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.64
Band 0                                                       3,151,585         1,906,308              1.65
                                                       ---------------   ---------------
 Total                                                 $     3,721,659         2,266,657
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (8,442)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,442)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,473
Realized gain distributions                                                                        622,499
Net change in unrealized appreciation (depreciation)                                              (651,076)
                                                                                           ---------------
Net gain (loss)                                                                                    113,896
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       105,454
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,442)  $             (4,529)
Net realized gain (loss)                                                     142,473                197,003
Realized gain distributions                                                  622,499                715,704
Net change in unrealized appreciation (depreciation)                        (651,076)               672,782
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,454              1,580,960
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,188,748              1,037,490
Cost of units redeemed                                                    (1,738,097)            (1,248,130)
Account charges                                                               (7,840)                (9,345)
                                                                --------------------   --------------------
Increase (decrease)                                                         (557,189)              (219,985)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (451,735)             1,360,975
Net assets, beginning                                                      4,173,394              2,812,419
                                                                --------------------   --------------------
Net assets, ending                                              $          3,721,659   $          4,173,394
                                                                ====================   ====================

Units sold                                                                   760,859                799,130
Units redeemed                                                            (1,111,365)              (947,342)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (350,506)              (148,212)
Units outstanding, beginning                                               2,617,163              2,765,375
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,266,657              2,617,163
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,796,868
Cost of units redeemed/account charges                                                           (5,761,050)
Net investment income (loss)                                                                        (15,580)
Net realized gain (loss)                                                                            344,094
Realized gain distributions                                                                       1,551,892
Net change in unrealized appreciation (depreciation)                                               (194,565)
                                                                                       --------------------
Net assets                                                                             $          3,721,659
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               360   $           570              1.25%             2.0%
12/31/2013                        1.55               346               537              1.25%            55.2%
12/31/2012                        1.00               234               234              1.25%             9.0%
12/31/2011                        0.92                23                21              1.25%            -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.00%             2.2%
12/31/2013                        1.56                 0                 0              1.00%            55.6%
12/31/2012                        1.00                 0                 0              1.00%             9.3%
12/31/2011                        0.92                 0                 0              1.00%            -8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             2.5%
12/31/2013                        1.57                 0                 0              0.75%            56.0%
12/31/2012                        1.01                 0                 0              0.75%             9.6%
12/31/2011                        0.92                 0                 0              0.75%            -8.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             2.7%
12/31/2013                        1.58                 0                 0              0.50%            56.4%
12/31/2012                        1.01                 0                 0              0.50%             9.8%
12/31/2011                        0.92                 0                 0              0.50%            -8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%             3.0%
12/31/2013                        1.59                 0                 0              0.25%            56.8%
12/31/2012                        1.01                 0                 0              0.25%            10.1%
12/31/2011                        0.92                 0                 0              0.25%            -7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65             1,906   $         3,152              0.00%             3.3%
12/31/2013                        1.60             2,271             3,637              0.00%            57.2%
12/31/2012                        1.02             2,531             2,578              0.00%            10.4%
12/31/2011                        0.92                 0                 0              0.00%            -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND P CLASS - 544006406

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,629,319   $     2,878,276           121,721
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,561)
                                                       ---------------
Net assets                                             $     2,626,758
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,385,319           489,086   $          2.83
Band 100                                                       850,444           292,797              2.90
Band 75                                                             --                --              2.98
Band 50                                                             --                --              3.05
Band 25                                                             --                --              3.13
Band 0                                                         390,995           121,746              3.21
                                                       ---------------   ---------------
 Total                                                 $     2,626,758           903,629
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (30,908)
                                                                                           ---------------
Net investment income (loss)                                                                       (30,908)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            56,122
Realized gain distributions                                                                        435,402
Net change in unrealized appreciation (depreciation)                                              (482,918)
                                                                                           ---------------
Net gain (loss)                                                                                      8,606
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,302)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (30,908)  $            (20,024)
Net realized gain (loss)                                                      56,122                 41,779
Realized gain distributions                                                  435,402                492,523
Net change in unrealized appreciation (depreciation)                        (482,918)               289,304
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,302)               803,582
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,297,204              1,233,494
Cost of units redeemed                                                    (1,676,573)              (384,298)
Account charges                                                                 (327)                  (378)
                                                                --------------------   --------------------
Increase (decrease)                                                         (379,696)               848,818
                                                                --------------------   --------------------
Net increase (decrease)                                                     (401,998)             1,652,400
Net assets, beginning                                                      3,028,756              1,376,356
                                                                --------------------   --------------------
Net assets, ending                                              $          2,626,758   $          3,028,756
                                                                ====================   ====================

Units sold                                                                   742,197                516,194
Units redeemed                                                              (914,430)              (193,275)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (172,233)               322,919
Units outstanding, beginning                                               1,075,862                752,943
                                                                --------------------   --------------------
Units outstanding, ending                                                    903,629              1,075,862
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,258,124
Cost of units redeemed/account charges                                                           (4,856,187)
Net investment income (loss)                                                                        (44,652)
Net realized gain (loss)                                                                            298,354
Realized gain distributions                                                                       1,220,076
Net change in unrealized appreciation (depreciation)                                               (248,957)
                                                                                       --------------------
Net assets                                                                             $          2,626,758
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.83               489   $         1,385              1.25%             2.0%
12/31/2013                        2.78               922             2,561              1.25%            55.3%
12/31/2012                        1.79               554               990              1.25%             9.0%
12/31/2011                        1.64               610             1,001              1.25%            -3.0%
12/31/2010                        1.69               382               646              1.25%            34.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.90               293   $           850              1.00%             2.2%
12/31/2013                        2.84                38               108              1.00%            55.7%
12/31/2012                        1.82                49                89              1.00%             9.3%
12/31/2011                        1.67                42                69              1.00%            -2.7%
12/31/2010                        1.72                38                65              1.00%            35.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.98                 0   $             0              0.75%             2.5%
12/31/2013                        2.91                 0                 0              0.75%            56.1%
12/31/2012                        1.86                 0                 0              0.75%             9.5%
12/31/2011                        1.70                 0                 0              0.75%            -2.5%
12/31/2010                        1.74                 0                 0              0.75%            35.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.05                 0   $             0              0.50%             2.8%
12/31/2013                        2.97                 0                 0              0.50%            56.5%
12/31/2012                        1.90                 0                 0              0.50%             9.8%
12/31/2011                        1.73                 0                 0              0.50%            -2.2%
12/31/2010                        1.77                 0                 0              0.50%            35.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.13                 0   $             0              0.25%             3.0%
12/31/2013                        3.04                 0                 0              0.25%            56.9%
12/31/2012                        1.94                 0                 0              0.25%            10.1%
12/31/2011                        1.76                 0                 0              0.25%            -2.0%
12/31/2010                        1.80               210               378              0.25%            36.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.21               122   $           391              0.00%             3.3%
12/31/2013                        3.11               116               361              0.00%            57.3%
12/31/2012                        1.98               150               297              0.00%            10.4%
12/31/2011                        1.79               146               262              0.00%            -1.7%
12/31/2010                        1.82               230               418              0.00%            36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND R3 CLASS - 544006802

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,321,984   $     2,404,948           106,302
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,528)
                                                       ---------------
Net assets                                             $     2,318,456
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,282,261         1,327,705   $          1.72
Band 100                                                        36,195            20,685              1.75
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.81
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.88
                                                       ---------------   ---------------
 Total                                                 $     2,318,456         1,348,390
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (29,760)
                                                                                           ---------------
Net investment income (loss)                                                                       (29,760)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            71,483
Realized gain distributions                                                                        376,255
Net change in unrealized appreciation (depreciation)                                              (396,983)
                                                                                           ---------------
Net gain (loss)                                                                                     50,755
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,995
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (29,760)  $            (25,169)
Net realized gain (loss)                                                      71,483                 94,639
Realized gain distributions                                                  376,255                421,259
Net change in unrealized appreciation (depreciation)                        (396,983)               382,694
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,995                873,423
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     617,203                825,672
Cost of units redeemed                                                      (790,842)              (967,076)
Account charges                                                               (4,480)                (3,458)
                                                                --------------------   --------------------
Increase (decrease)                                                         (178,119)              (144,862)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (157,124)               728,561
Net assets, beginning                                                      2,475,580              1,747,019
                                                                --------------------   --------------------
Net assets, ending                                              $          2,318,456   $          2,475,580
                                                                ====================   ====================

Units sold                                                                   367,073                605,136
Units redeemed                                                              (484,565)              (743,007)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (117,492)              (137,871)
Units outstanding, beginning                                               1,465,882              1,603,753
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,348,390              1,465,882
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,560,812
Cost of units redeemed/account charges                                                           (4,400,279)
Net investment income (loss)                                                                        (97,976)
Net realized gain (loss)                                                                            316,051
Realized gain distributions                                                                       1,022,812
Net change in unrealized appreciation (depreciation)                                                (82,964)
                                                                                       --------------------
Net assets                                                                             $          2,318,456
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72             1,328   $         2,282              1.25%             1.8%
12/31/2013                        1.69             1,445             2,440              1.25%            55.0%
12/31/2012                        1.09             1,583             1,724              1.25%             8.8%
12/31/2011                        1.00             1,530             1,532              1.25%            -3.0%
12/31/2010                        1.03               794               819              1.25%            34.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                21   $            36              1.00%             2.1%
12/31/2013                        1.71                21                35              1.00%            55.4%
12/31/2012                        1.10                21                23              1.00%             9.1%
12/31/2011                        1.01                 0                 0              1.00%            -2.8%
12/31/2010                        1.04                 0                 0              1.00%            34.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.75%             2.3%
12/31/2013                        1.74                 0                 0              0.75%            55.8%
12/31/2012                        1.12                 0                 0              0.75%             9.4%
12/31/2011                        1.02                 0                 0              0.75%            -2.5%
12/31/2010                        1.05                 0                 0              0.75%            35.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.50%             2.6%
12/31/2013                        1.77                 0                 0              0.50%            56.2%
12/31/2012                        1.13                 0                 0              0.50%             9.7%
12/31/2011                        1.03                 0                 0              0.50%            -2.3%
12/31/2010                        1.06                 0                 0              0.50%            35.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.25%             2.8%
12/31/2013                        1.80                 0                 0              0.25%            56.6%
12/31/2012                        1.15                 0                 0              0.25%             9.9%
12/31/2011                        1.04                 0                 0              0.25%            -2.1%
12/31/2010                        1.06                 0                 0              0.25%            35.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.00%             3.1%
12/31/2013                        1.82                 0                 0              0.00%            57.0%
12/31/2012                        1.16                 0                 0              0.00%            10.2%
12/31/2011                        1.05                 0                 0              0.00%            -1.8%
12/31/2010                        1.07                 0                 0              0.00%            36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT FUNDAMENTAL EQUITY R3 CLASS - 543915540

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,026,842   $     1,140,024            77,148
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,532)
                                                       ---------------
Net assets                                             $     1,025,310
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       721,656           500,380   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                         303,654           201,478              1.51
                                                       ---------------   ---------------
 Total                                                 $     1,025,310           701,858
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,411
Mortality & expense charges                                                                        (12,675)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,264)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,082
Realized gain distributions                                                                        199,434
Net change in unrealized appreciation (depreciation)                                              (122,445)
                                                                                           ---------------
Net gain (loss)                                                                                     82,071
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        74,807
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,264)  $             (5,726)
Net realized gain (loss)                                                       5,082                 29,479
Realized gain distributions                                                  199,434                227,264
Net change in unrealized appreciation (depreciation)                        (122,445)               (10,622)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             74,807                240,395
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     295,880              1,181,533
Cost of units redeemed                                                      (888,263)              (153,691)
Account charges                                                               (1,195)                  (786)
                                                                --------------------   --------------------
Increase (decrease)                                                         (593,578)             1,027,056
                                                                --------------------   --------------------
Net increase (decrease)                                                     (518,771)             1,267,451
Net assets, beginning                                                      1,544,081                276,630
                                                                --------------------   --------------------
Net assets, ending                                              $          1,025,310   $          1,544,081
                                                                ====================   ====================

Units sold                                                                   255,307                994,762
Units redeemed                                                              (671,535)              (149,238)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (416,228)               845,524
Units outstanding, beginning                                               1,118,086                272,562
                                                                --------------------   --------------------
Units outstanding, ending                                                    701,858              1,118,086
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,171,333
Cost of units redeemed/account charges                                                           (1,498,553)
Net investment income (loss)                                                                        (15,975)
Net realized gain (loss)                                                                             49,593
Realized gain distributions                                                                         432,094
Net change in unrealized appreciation (depreciation)                                               (113,182)
                                                                                       --------------------
Net assets                                                                             $          1,025,310
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               500   $           722              1.25%             5.4%
12/31/2013                        1.37               790             1,080              1.25%            34.8%
12/31/2012                        1.01               273               277              1.25%             9.1%
12/31/2011                        0.93               394               366              1.25%            -7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%             5.7%
12/31/2013                        1.38                 0                 0              1.00%            35.1%
12/31/2012                        1.02                 0                 0              1.00%             9.4%
12/31/2011                        0.93                 0                 0              1.00%            -6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%             5.9%
12/31/2013                        1.39                 0                 0              0.75%            35.5%
12/31/2012                        1.02                 0                 0              0.75%             9.7%
12/31/2011                        0.93                 0                 0              0.75%            -6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%             6.2%
12/31/2013                        1.39                 0                 0              0.50%            35.8%
12/31/2012                        1.03                 0                 0              0.50%            10.0%
12/31/2011                        0.93                 0                 0              0.50%            -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%             6.5%
12/31/2013                        1.40                 0                 0              0.25%            36.2%
12/31/2012                        1.03                 0                 0              0.25%            10.2%
12/31/2011                        0.93                 0                 0              0.25%            -6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51               201   $           304              0.00%             6.7%
12/31/2013                        1.41               328               464              0.00%            36.5%
12/31/2012                        1.03                 0                 0              0.00%            10.5%
12/31/2011                        0.94                 0                 0              0.00%            -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.2%
      2012          0.6%
      2011          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT FUNDAMENTAL EQUITY A CLASS - 543915862

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       190,289   $       211,935            14,159
                                                                         ===============   ===============
Receivables: investments sold                                      432
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       190,721
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       190,721           131,504   $          1.45
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $       190,721           131,504
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,176
Mortality & expense charges                                                                         (2,124)
                                                                                           ---------------
Net investment income (loss)                                                                          (948)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,411)
Realized gain distributions                                                                         31,584
Net change in unrealized appreciation (depreciation)                                               (15,223)
                                                                                           ---------------
Net gain (loss)                                                                                      8,950
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,002
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (948)  $               (107)
Net realized gain (loss)                                                      (7,411)                   869
Realized gain distributions                                                   31,584                 17,614
Net change in unrealized appreciation (depreciation)                         (15,223)                (6,423)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,002                 11,953
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     108,505                199,787
Cost of units redeemed                                                       (83,198)               (54,110)
Account charges                                                                 (170)                   (48)
                                                                --------------------   --------------------
Increase (decrease)                                                           25,137                145,629
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,139                157,582
Net assets, beginning                                                        157,582                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            190,721   $            157,582
                                                                ====================   ====================

Units sold                                                                    79,078                159,204
Units redeemed                                                               (62,312)               (44,466)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,766                114,738
Units outstanding, beginning                                                 114,738                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    131,504                114,738
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            308,292
Cost of units redeemed/account charges                                                             (137,526)
Net investment income (loss)                                                                         (1,055)
Net realized gain (loss)                                                                             (6,542)
Realized gain distributions                                                                          49,198
Net change in unrealized appreciation (depreciation)                                                (21,646)
                                                                                       --------------------
Net assets                                                                             $            190,721
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45               132   $           191              1.25%             5.6%
12/31/2013                        1.37               115               158              1.25%            34.9%
12/31/2012                        1.02                 0                 0              1.25%             9.4%
12/31/2011                        0.93                 0                 0              1.25%            -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.00%             5.9%
12/31/2013                        1.38                 0                 0              1.00%            35.3%
12/31/2012                        1.02                 0                 0              1.00%             9.6%
12/31/2011                        0.93                 0                 0              1.00%            -6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%             6.1%
12/31/2013                        1.39                 0                 0              0.75%            35.6%
12/31/2012                        1.03                 0                 0              0.75%             9.9%
12/31/2011                        0.93                 0                 0              0.75%            -6.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%             6.4%
12/31/2013                        1.40                 0                 0              0.50%            35.9%
12/31/2012                        1.03                 0                 0              0.50%            10.2%
12/31/2011                        0.93                 0                 0              0.50%            -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%             6.7%
12/31/2013                        1.41                 0                 0              0.25%            36.3%
12/31/2012                        1.03                 0                 0              0.25%            10.5%
12/31/2011                        0.94                 0                 0              0.25%            -6.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.00%             6.9%
12/31/2013                        1.42                 0                 0              0.00%            36.6%
12/31/2012                        1.04                 0                 0              0.00%            10.7%
12/31/2011                        0.94                 0                 0              0.00%            -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          0.4%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      LORD ABBETT GROWTH OPPORTUNITIES FUND A CLASS - 54400R103 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.37
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              1.25%             5.0%
12/31/2013                        1.31                 0                 0              1.25%            35.4%
12/31/2012                        0.97                 0                 0              1.25%            12.4%
12/31/2011                        0.86                 0                 0              1.25%           -14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%             5.3%
12/31/2013                        1.32                 0                 0              1.00%            35.7%
12/31/2012                        0.97                 0                 0              1.00%            12.7%
12/31/2011                        0.86                 0                 0              1.00%           -13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%             5.5%
12/31/2013                        1.32                 0                 0              0.75%            36.1%
12/31/2012                        0.97                 0                 0              0.75%            13.0%
12/31/2011                        0.86                 0                 0              0.75%           -13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%             5.8%
12/31/2013                        1.33                 0                 0              0.50%            36.4%
12/31/2012                        0.98                 0                 0              0.50%            13.2%
12/31/2011                        0.86                 0                 0              0.50%           -13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.25%             6.1%
12/31/2013                        1.34                 0                 0              0.25%            36.7%
12/31/2012                        0.98                 0                 0              0.25%            13.5%
12/31/2011                        0.86                 0                 0              0.25%           -13.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.00%             6.3%
12/31/2013                        1.35                 0                 0              0.00%            37.1%
12/31/2012                        0.98                 0                 0              0.00%            13.8%
12/31/2011                        0.87                 0                 0              0.00%           -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT GROWTH OPPORTUNITIES FUND P CLASS - 54400R509

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       212,627   $       221,996            10,493
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (348)
                                                       ---------------
Net assets                                             $       212,279
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       159,716            79,119   $          2.02
Band 100                                                        52,563            25,392              2.07
Band 75                                                             --                --              2.12
Band 50                                                             --                --              2.18
Band 25                                                             --                --              2.23
Band 0                                                              --                --              2.29
                                                       ---------------   ---------------
 Total                                                 $       212,279           104,511
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,291)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,291)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,445
Realized gain distributions                                                                         29,508
Net change in unrealized appreciation (depreciation)                                               (25,136)
                                                                                           ---------------
Net gain (loss)                                                                                     10,817
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,526
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,291)  $             (2,507)
Net realized gain (loss)                                                       6,445                 13,119
Realized gain distributions                                                   29,508                 30,981
Net change in unrealized appreciation (depreciation)                         (25,136)                17,341
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,526                 58,934
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      70,591                 44,997
Cost of units redeemed                                                       (58,800)               (93,754)
Account charges                                                                  (25)                   (11)
                                                                --------------------   --------------------
Increase (decrease)                                                           11,766                (48,768)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,292                 10,166
Net assets, beginning                                                        191,987                181,821
                                                                --------------------   --------------------
Net assets, ending                                              $            212,279   $            191,987
                                                                ====================   ====================

Units sold                                                                    39,760                 26,875
Units redeemed                                                               (34,910)               (54,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,850                (28,044)
Units outstanding, beginning                                                  99,661                127,705
                                                                --------------------   --------------------
Units outstanding, ending                                                    104,511                 99,661
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            382,406
Cost of units redeemed/account charges                                                             (268,436)
Net investment income (loss)                                                                        (10,792)
Net realized gain (loss)                                                                             34,391
Realized gain distributions                                                                          84,079
Net change in unrealized appreciation (depreciation)                                                 (9,369)
                                                                                       --------------------
Net assets                                                                             $            212,279
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                79   $           160              1.25%              4.8%
12/31/2013                        1.93               100               192              1.25%             35.3%
12/31/2012                        1.42               128               182              1.25%             12.2%
12/31/2011                        1.27               113               144              1.25%            -11.3%
12/31/2010                        1.43                81               115              1.25%             21.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                25   $            53              1.00%              5.1%
12/31/2013                        1.97                 0                 0              1.00%             35.6%
12/31/2012                        1.45                 0                 0              1.00%             12.5%
12/31/2011                        1.29                 0                 0              1.00%            -11.1%
12/31/2010                        1.45                 0                 0              1.00%             21.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12                 0   $             0              0.75%              5.3%
12/31/2013                        2.02                 0                 0              0.75%             36.0%
12/31/2012                        1.48                 0                 0              0.75%             12.8%
12/31/2011                        1.31                 0                 0              0.75%            -10.8%
12/31/2010                        1.47                 0                 0              0.75%             22.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              0.50%              5.6%
12/31/2013                        2.06                 0                 0              0.50%             36.3%
12/31/2012                        1.51                 0                 0              0.50%             13.1%
12/31/2011                        1.34                 0                 0              0.50%            -10.6%
12/31/2010                        1.50                 0                 0              0.50%             22.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.23                 0   $             0              0.25%              5.8%
12/31/2013                        2.11                 0                 0              0.25%             36.7%
12/31/2012                        1.54                 0                 0              0.25%             13.4%
12/31/2011                        1.36                 0                 0              0.25%            -10.4%
12/31/2010                        1.52                 0                 0              0.25%             22.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.29                 0   $             0              0.00%              6.1%
12/31/2013                        2.16                 0                 0              0.00%             37.0%
12/31/2012                        1.57                 0                 0              0.00%             13.7%
12/31/2011                        1.39                 0                 0              0.00%            -10.2%
12/31/2010                        1.54                 0                 0              0.00%             23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           LORD ABBETT GROWTH OPPORTUNITIES FUND R3 CLASS - 54400R806

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       314,462   $       335,779            15,583
                                                                         ===============   ===============
Receivables: investments sold                                      321
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       314,783
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       313,949           205,070   $          1.53
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.64
Band 0                                                             834               498              1.67
                                                       ---------------   ---------------
 Total                                                 $       314,783           205,568
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,698)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,698)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,038
Realized gain distributions                                                                         43,540
Net change in unrealized appreciation (depreciation)                                               (28,641)
                                                                                           ---------------
Net gain (loss)                                                                                     17,937
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,239
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,698)  $             (2,420)
Net realized gain (loss)                                                       3,038                 25,330
Realized gain distributions                                                   43,540                 25,616
Net change in unrealized appreciation (depreciation)                         (28,641)                 9,635
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,239                 58,161
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     452,606                 57,637
Cost of units redeemed                                                      (301,825)              (133,743)
Account charges                                                               (1,217)                  (243)
                                                                --------------------   --------------------
Increase (decrease)                                                          149,564                (76,349)
                                                                --------------------   --------------------
Net increase (decrease)                                                      162,803                (18,188)
Net assets, beginning                                                        151,980                170,168
                                                                --------------------   --------------------
Net assets, ending                                              $            314,783   $            151,980
                                                                ====================   ====================

Units sold                                                                   315,510                 44,386
Units redeemed                                                              (213,915)               (97,904)
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,595                (53,518)
Units outstanding, beginning                                                 103,973                157,491
                                                                --------------------   --------------------
Units outstanding, ending                                                    205,568                103,973
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,450,529
Cost of units redeemed/account charges                                                           (1,267,747)
Net investment income (loss)                                                                        (12,232)
Net realized gain (loss)                                                                             79,779
Realized gain distributions                                                                          85,771
Net change in unrealized appreciation (depreciation)                                                (21,317)
                                                                                       --------------------
Net assets                                                                             $            314,783
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53               205   $           314              1.25%              4.8%
12/31/2013                        1.46               104               152              1.25%             35.3%
12/31/2012                        1.08               157               170              1.25%             12.2%
12/31/2011                        0.96               111               106              1.25%            -11.3%
12/31/2010                        1.09               243               263              1.25%             21.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              1.00%              5.0%
12/31/2013                        1.48                 0                 0              1.00%             35.6%
12/31/2012                        1.09                 0                 0              1.00%             12.5%
12/31/2011                        0.97                 0                 0              1.00%            -11.1%
12/31/2010                        1.09                 0                 0              1.00%             21.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%              5.3%
12/31/2013                        1.51                 0                 0              0.75%             36.0%
12/31/2012                        1.11                 0                 0              0.75%             12.8%
12/31/2011                        0.98                 0                 0              0.75%            -10.8%
12/31/2010                        1.10                 0                 0              0.75%             22.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%              5.5%
12/31/2013                        1.53                 0                 0              0.50%             36.3%
12/31/2012                        1.12                 0                 0              0.50%             13.0%
12/31/2011                        0.99                 0                 0              0.50%            -10.6%
12/31/2010                        1.11                 0                 0              0.50%             22.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%              5.8%
12/31/2013                        1.55                 0                 0              0.25%             36.6%
12/31/2012                        1.14                 0                 0              0.25%             13.3%
12/31/2011                        1.00                 0                 0              0.25%            -10.4%
12/31/2010                        1.12                 0                 0              0.25%             22.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             1              0.00%              6.1%
12/31/2013                        1.58                 0                 0              0.00%             37.0%
12/31/2012                        1.15                 0                 0              0.00%             13.6%
12/31/2011                        1.01                 0                 0              0.00%            -10.2%
12/31/2010                        1.13                 1                 1              0.00%             23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 LORD ABBETT HIGH YIELD FUND A CLASS - 54400N102

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        12,874   $        13,475             1,757
                                                                         ===============   ===============
Receivables: investments sold                                      236
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        13,110
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        13,110            13,559   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.97
Band 0                                                              --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $        13,110            13,559
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            88
Mortality & expense charges                                                                            (20)
                                                                                           ---------------
Net investment income (loss)                                                                            68
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                            284
Net change in unrealized appreciation (depreciation)                                                  (601)
                                                                                           ---------------
Net gain (loss)                                                                                       (317)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (249)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 68   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                      284                     --
Net change in unrealized appreciation (depreciation)                            (601)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (249)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,359                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           13,359                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,110                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             13,110   $                 --
                                                                ====================   ====================

Units sold                                                                    13,559                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,559                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,559                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             13,359
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             68
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                             284
Net change in unrealized appreciation (depreciation)                                                   (601)
                                                                                       --------------------
Net assets                                                                             $             13,110
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                14   $            13              1.25%             -3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              1.00%             -3.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.75%             -3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.50%             -2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.25%             -2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.00%             -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          LORD ABBETT HIGH YIELD FUND R3 CLASS - 54400N706 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.97
Band 0                                                              --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              1.25%             -3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              1.00%             -3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.75%             -3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.50%             -3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.25%             -2.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.00%             -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT MID CAP STOCK FUND P CLASS - 543919401

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        13,123   $        10,570               522
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        13,124
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        13,124             7,795   $          1.68
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.86
Band 0                                                              --                --              1.91
                                                       ---------------   ---------------
 Total                                                 $        13,124             7,795
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            66
Mortality & expense charges                                                                           (185)
                                                                                           ---------------
Net investment income (loss)                                                                          (119)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,838
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (8,430)
                                                                                           ---------------
Net gain (loss)                                                                                      1,408
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,289
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (119)  $               (337)
Net realized gain (loss)                                                       9,838                  1,935
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (8,430)                 9,658
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,289                 11,256
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,147                 32,707
Cost of units redeemed                                                       (53,980)                (8,834)
Account charges                                                                   (1)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                          (50,834)                23,871
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,545)                35,127
Net assets, beginning                                                         62,669                 27,542
                                                                --------------------   --------------------
Net assets, ending                                              $             13,124   $             62,669
                                                                ====================   ====================

Units sold                                                                     2,010                 25,943
Units redeemed                                                               (35,252)                (8,122)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,242)                17,821
Units outstanding, beginning                                                  41,037                 23,216
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,795                 41,037
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            135,458
Cost of units redeemed/account charges                                                             (141,803)
Net investment income (loss)                                                                         (1,348)
Net realized gain (loss)                                                                             15,729
Realized gain distributions                                                                           2,535
Net change in unrealized appreciation (depreciation)                                                  2,553
                                                                                       --------------------
Net assets                                                                             $             13,124
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 8   $            13              1.25%             10.2%
12/31/2013                        1.53                41                63              1.25%             28.7%
12/31/2012                        1.19                23                28              1.25%             13.1%
12/31/2011                        1.05                28                30              1.25%             -5.2%
12/31/2010                        1.11                29                32              1.25%             23.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.00%             10.5%
12/31/2013                        1.56                 0                 0              1.00%             29.0%
12/31/2012                        1.21                 0                 0              1.00%             13.3%
12/31/2011                        1.07                 0                 0              1.00%             -5.0%
12/31/2010                        1.12                 0                 0              1.00%             24.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.75%             10.8%
12/31/2013                        1.60                 0                 0              0.75%             29.4%
12/31/2012                        1.24                 0                 0              0.75%             13.6%
12/31/2011                        1.09                 0                 0              0.75%             -4.7%
12/31/2010                        1.14                 0                 0              0.75%             24.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.50%             11.1%
12/31/2013                        1.63                 0                 0              0.50%             29.7%
12/31/2012                        1.26                 0                 0              0.50%             13.9%
12/31/2011                        1.11                 0                 0              0.50%             -4.5%
12/31/2010                        1.16                 0                 0              0.50%             24.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.25%             11.4%
12/31/2013                        1.67                 0                 0              0.25%             30.0%
12/31/2012                        1.29                 0                 0              0.25%             14.2%
12/31/2011                        1.13                 0                 0              0.25%             -4.3%
12/31/2010                        1.18                 0                 0              0.25%             25.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.00%             11.6%
12/31/2013                        1.71                 0                 0              0.00%             30.3%
12/31/2012                        1.31                 0                 0              0.00%             14.5%
12/31/2011                        1.15                 0                 0              0.00%             -4.0%
12/31/2010                        1.19                 0                 0              0.00%             25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.5%
      2012          0.6%
      2011          0.0%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT MID CAP STOCK FUND R3 CLASS - 543919807

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       142,634   $        98,086             5,573
                                                                         ===============   ===============
Receivables: investments sold                                       94
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       142,728
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       142,728            59,359   $          2.40
Band 100                                                            --                --              2.44
Band 75                                                             --                --              2.47
Band 50                                                             --                --              2.51
Band 25                                                             --                --              2.54
Band 0                                                              --                --              2.58
                                                       ---------------   ---------------
 Total                                                 $       142,728            59,359
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           497
Mortality & expense charges                                                                         (1,840)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,343)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,548
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (900)
                                                                                           ---------------
Net gain (loss)                                                                                     14,648
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,305
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,343)  $             (1,208)
Net realized gain (loss)                                                      15,548                  1,351
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (900)                34,027
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,305                 34,170
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,618                 47,564
Cost of units redeemed                                                       (60,168)                (6,402)
Account charges                                                                  (33)                   (71)
                                                                --------------------   --------------------
Increase (decrease)                                                          (56,583)                41,091
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,278)                75,261
Net assets, beginning                                                        186,006                110,745
                                                                --------------------   --------------------
Net assets, ending                                              $            142,728   $            186,006
                                                                ====================   ====================

Units sold                                                                     1,616                 23,545
Units redeemed                                                               (27,399)                (3,518)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,783)                20,027
Units outstanding, beginning                                                  85,142                 65,115
                                                                --------------------   --------------------
Units outstanding, ending                                                     59,359                 85,142
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            221,972
Cost of units redeemed/account charges                                                             (138,900)
Net investment income (loss)                                                                         (3,704)
Net realized gain (loss)                                                                             18,812
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 44,548
                                                                                       --------------------
Net assets                                                                             $            142,728
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.40                59   $           143              1.25%             10.1%
12/31/2013                        2.18                85               186              1.25%             28.5%
12/31/2012                        1.70                65               111              1.25%             12.9%
12/31/2011                        1.51                38                57              1.25%             -5.3%
12/31/2010                        1.59                 5                 8              1.25%             23.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44                 0   $             0              1.00%             10.3%
12/31/2013                        2.21                 0                 0              1.00%             28.8%
12/31/2012                        1.72                 0                 0              1.00%             13.2%
12/31/2011                        1.52                 0                 0              1.00%             -5.1%
12/31/2010                        1.60                 0                 0              1.00%             24.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.47                 0   $             0              0.75%             10.6%
12/31/2013                        2.24                 0                 0              0.75%             29.1%
12/31/2012                        1.73                 0                 0              0.75%             13.5%
12/31/2011                        1.53                 0                 0              0.75%             -4.8%
12/31/2010                        1.60                 0                 0              0.75%             24.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.51                 0   $             0              0.50%             10.9%
12/31/2013                        2.26                 0                 0              0.50%             29.4%
12/31/2012                        1.75                 0                 0              0.50%             13.8%
12/31/2011                        1.54                 0                 0              0.50%             -4.6%
12/31/2010                        1.61                 0                 0              0.50%             24.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.54                 0   $             0              0.25%             11.2%
12/31/2013                        2.29                 0                 0              0.25%             29.7%
12/31/2012                        1.76                 0                 0              0.25%             14.0%
12/31/2011                        1.55                 0                 0              0.25%             -4.3%
12/31/2010                        1.62                 0                 0              0.25%             25.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.58                 0   $             0              0.00%             11.4%
12/31/2013                        2.32                 0                 0              0.00%             30.1%
12/31/2012                        1.78                 0                 0              0.00%             14.3%
12/31/2011                        1.56                 0                 0              0.00%             -4.1%
12/31/2010                        1.62                 0                 0              0.00%             25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.3%
      2012          0.8%
      2011          0.0%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT SMALL CAP VALUE FUND R3 CLASS - 543913719

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       159,160   $       190,324             6,210
                                                                         ===============   ===============
Receivables: investments sold                                      399
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       159,559
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       158,652            74,564   $          2.13
Band 100                                                            --                --              2.16
Band 75                                                             --                --              2.19
Band 50                                                             --                --              2.22
Band 25                                                             --                --              2.25
Band 0                                                             907               397              2.28
                                                       ---------------   ---------------
 Total                                                 $       159,559            74,961
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,098)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,098)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,645
Realized gain distributions                                                                         36,691
Net change in unrealized appreciation (depreciation)                                               (37,778)
                                                                                           ---------------
Net gain (loss)                                                                                      2,558
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           460
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,098)  $             (3,678)
Net realized gain (loss)                                                       3,645                 29,737
Realized gain distributions                                                   36,691                 53,341
Net change in unrealized appreciation (depreciation)                         (37,778)                (3,696)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                460                 75,704
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,626                 48,172
Cost of units redeemed                                                      (123,829)              (162,882)
Account charges                                                                 (240)                  (445)
                                                                --------------------   --------------------
Increase (decrease)                                                          (81,443)              (115,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (80,983)               (39,451)
Net assets, beginning                                                        240,542                279,993
                                                                --------------------   --------------------
Net assets, ending                                              $            159,559   $            240,542
                                                                ====================   ====================

Units sold                                                                    20,338                 25,931
Units redeemed                                                               (58,937)               (86,257)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (38,599)               (60,326)
Units outstanding, beginning                                                 113,560                173,886
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,961                113,560
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            467,194
Cost of units redeemed/account charges                                                             (404,683)
Net investment income (loss)                                                                        (10,683)
Net realized gain (loss)                                                                             42,620
Realized gain distributions                                                                          96,275
Net change in unrealized appreciation (depreciation)                                                (31,164)
                                                                                       --------------------
Net assets                                                                             $            159,559
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                75   $           159              1.25%              0.4%
12/31/2013                        2.12               114               241              1.25%             31.8%
12/31/2012                        1.61               167               268              1.25%              9.0%
12/31/2011                        1.47               162               239              1.25%             -6.0%
12/31/2010                        1.57                91               142              1.25%             24.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              1.00%              0.7%
12/31/2013                        2.14                 0                 0              1.00%             32.1%
12/31/2012                        1.62                 0                 0              1.00%              9.2%
12/31/2011                        1.48                 0                 0              1.00%             -5.8%
12/31/2010                        1.58                 0                 0              1.00%             24.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                 0   $             0              0.75%              1.0%
12/31/2013                        2.17                 0                 0              0.75%             32.5%
12/31/2012                        1.64                 0                 0              0.75%              9.5%
12/31/2011                        1.49                 0                 0              0.75%             -5.5%
12/31/2010                        1.58                 0                 0              0.75%             25.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.50%              1.2%
12/31/2013                        2.19                 0                 0              0.50%             32.8%
12/31/2012                        1.65                 0                 0              0.50%              9.8%
12/31/2011                        1.50                 0                 0              0.50%             -5.3%
12/31/2010                        1.59                 0                 0              0.50%             25.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              0.25%              1.5%
12/31/2013                        2.22                 0                 0              0.25%             33.1%
12/31/2012                        1.67                 0                 0              0.25%             10.1%
12/31/2011                        1.51                 0                 0              0.25%             -5.0%
12/31/2010                        1.60                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             1              0.00%              1.7%
12/31/2013                        2.25                 0                 0              0.00%             33.5%
12/31/2012                        1.68                 7                12              0.00%             10.3%
12/31/2011                        1.52                 5                 8              0.00%             -4.8%
12/31/2010                        1.60                 0                 0              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT SMALL CAP VALUE FUND P CLASS - 543913867

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       505,832   $       585,160            19,777
                                                                         ===============   ===============
Receivables: investments sold                                      465
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       506,297
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       506,297           230,612   $          2.20
Band 100                                                            --                --              2.25
Band 75                                                             --                --              2.31
Band 50                                                             --                --              2.37
Band 25                                                             --                --              2.43
Band 0                                                              --                --              2.49
                                                       ---------------   ---------------
 Total                                                 $       506,297           230,612
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,556)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,556)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,684
Realized gain distributions                                                                        116,600
Net change in unrealized appreciation (depreciation)                                              (123,964)
                                                                                           ---------------
Net gain (loss)                                                                                      3,320
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,236)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,556)  $             (6,745)
Net realized gain (loss)                                                      10,684                 29,632
Realized gain distributions                                                  116,600                134,849
Net change in unrealized appreciation (depreciation)                        (123,964)               (11,103)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,236)               146,633
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      67,330                120,410
Cost of units redeemed                                                      (168,033)               (95,393)
Account charges                                                                 (132)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                         (100,835)                24,937
                                                                --------------------   --------------------
Net increase (decrease)                                                     (104,071)               171,570
Net assets, beginning                                                        610,368                438,798
                                                                --------------------   --------------------
Net assets, ending                                              $            506,297   $            610,368
                                                                ====================   ====================

Units sold                                                                    31,357                 63,086
Units redeemed                                                               (80,110)               (48,467)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,753)                14,619
Units outstanding, beginning                                                 279,365                264,746
                                                                --------------------   --------------------
Units outstanding, ending                                                    230,612                279,365
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            813,118
Cost of units redeemed/account charges                                                             (549,238)
Net investment income (loss)                                                                        (26,832)
Net realized gain (loss)                                                                             44,915
Realized gain distributions                                                                         303,662
Net change in unrealized appreciation (depreciation)                                                (79,328)
                                                                                       --------------------
Net assets                                                                             $            506,297
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20               231   $           506              1.25%              0.5%
12/31/2013                        2.18               279               610              1.25%             31.8%
12/31/2012                        1.66               265               439              1.25%              9.0%
12/31/2011                        1.52               258               393              1.25%             -5.9%
12/31/2010                        1.62               221               357              1.25%             24.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              1.00%              0.7%
12/31/2013                        2.23                 0                 0              1.00%             32.1%
12/31/2012                        1.69                 0                 0              1.00%              9.3%
12/31/2011                        1.55                 0                 0              1.00%             -5.7%
12/31/2010                        1.64                 0                 0              1.00%             24.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.31                 0   $             0              0.75%              1.0%
12/31/2013                        2.29                 0                 0              0.75%             32.5%
12/31/2012                        1.73                 0                 0              0.75%              9.5%
12/31/2011                        1.58                 0                 0              0.75%             -5.5%
12/31/2010                        1.67                 0                 0              0.75%             25.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.50%              1.2%
12/31/2013                        2.34                 0                 0              0.50%             32.8%
12/31/2012                        1.76                 0                 0              0.50%              9.8%
12/31/2011                        1.60                 0                 0              0.50%             -5.2%
12/31/2010                        1.69                 0                 0              0.50%             25.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.25%              1.5%
12/31/2013                        2.39                 0                 0              0.25%             33.1%
12/31/2012                        1.80                 0                 0              0.25%             10.1%
12/31/2011                        1.63                 0                 0              0.25%             -5.0%
12/31/2010                        1.72                 0                 0              0.25%             25.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.49                 0   $             0              0.00%              1.8%
12/31/2013                        2.45                 0                 0              0.00%             33.5%
12/31/2012                        1.83                 0                 0              0.00%             10.4%
12/31/2011                        1.66                 0                 0              0.00%             -4.8%
12/31/2010                        1.74                 0                 0              0.00%             26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.6%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  LORD ABBETT SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 543913800 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.35
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              1.25%              0.9%
12/31/2013                        1.34                 0                 0              1.25%             32.4%
12/31/2012                        1.01                 0                 0              1.25%              0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              1.00%              1.2%
12/31/2013                        1.34                 0                 0              1.00%             32.8%
12/31/2012                        1.01                 0                 0              1.00%              1.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.75%              1.4%
12/31/2013                        1.35                 0                 0              0.75%             33.1%
12/31/2012                        1.01                 0                 0              0.75%              1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.50%              1.7%
12/31/2013                        1.35                 0                 0              0.50%             33.4%
12/31/2012                        1.01                 0                 0              0.50%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.25%              1.9%
12/31/2013                        1.35                 0                 0              0.25%             33.8%
12/31/2012                        1.01                 0                 0              0.25%              1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.00%              2.2%
12/31/2013                        1.36                 0                 0              0.00%             34.1%
12/31/2012                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND A CLASS - 54400A100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,223,415   $     4,974,180           266,577
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,493)
                                                       ---------------
Net assets                                             $     5,216,922
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,564,982         1,379,860   $          1.86
Band 100                                                            --                --              1.88
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.93
Band 25                                                             --                --              1.95
Band 0                                                       2,651,940         1,339,607              1.98
                                                       ---------------   ---------------
 Total                                                 $     5,216,922         2,719,467
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (41,815)
                                                                                           ---------------
Net investment income (loss)                                                                       (41,815)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           558,948
Realized gain distributions                                                                        669,454
Net change in unrealized appreciation (depreciation)                                              (669,682)
                                                                                           ---------------
Net gain (loss)                                                                                    558,720
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       516,905
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (41,815)  $            (32,844)
Net realized gain (loss)                                                     558,948                188,505
Realized gain distributions                                                  669,454                454,012
Net change in unrealized appreciation (depreciation)                        (669,682)               872,804
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            516,905              1,482,477
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,813,641                603,039
Cost of units redeemed                                                    (2,748,958)              (839,698)
Account charges                                                               (6,575)                (2,412)
                                                                --------------------   --------------------
Increase (decrease)                                                         (941,892)              (239,071)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (424,987)             1,243,406
Net assets, beginning                                                      5,641,909              4,398,503
                                                                --------------------   --------------------
Net assets, ending                                              $          5,216,922   $          5,641,909
                                                                ====================   ====================

Units sold                                                                 1,129,553                747,496
Units redeemed                                                            (1,609,803)              (915,872)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (480,250)              (168,376)
Units outstanding, beginning                                               3,199,717              3,368,093
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,719,467              3,199,717
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,308,368
Cost of units redeemed/account charges                                                          (13,151,370)
Net investment income (loss)                                                                       (110,582)
Net realized gain (loss)                                                                            791,654
Realized gain distributions                                                                       1,129,617
Net change in unrealized appreciation (depreciation)                                                249,235
                                                                                       --------------------
Net assets                                                                             $          5,216,922
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86             1,380   $         2,565              1.25%              7.8%
12/31/2013                        1.73             1,829             3,156              1.25%             34.4%
12/31/2012                        1.28             1,840             2,362              1.25%              8.4%
12/31/2011                        1.18             1,130             1,338              1.25%             -5.4%
12/31/2010                        1.25               265               332              1.25%             23.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              1.00%              8.0%
12/31/2013                        1.74                 0                 0              1.00%             34.7%
12/31/2012                        1.29                 0                 0              1.00%              8.6%
12/31/2011                        1.19                 0                 0              1.00%             -5.1%
12/31/2010                        1.25                 0                 0              1.00%             23.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%              8.3%
12/31/2013                        1.76                 0                 0              0.75%             35.1%
12/31/2012                        1.30                 0                 0              0.75%              8.9%
12/31/2011                        1.20                 0                 0              0.75%             -4.9%
12/31/2010                        1.26                 0                 0              0.75%             23.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.50%              8.6%
12/31/2013                        1.78                 0                 0              0.50%             35.4%
12/31/2012                        1.31                 0                 0              0.50%              9.2%
12/31/2011                        1.20                 0                 0              0.50%             -4.7%
12/31/2010                        1.26                 0                 0              0.50%             23.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95                 0   $             0              0.25%              8.8%
12/31/2013                        1.80                 0                 0              0.25%             35.8%
12/31/2012                        1.32                 0                 0              0.25%              9.5%
12/31/2011                        1.21                 0                 0              0.25%             -4.4%
12/31/2010                        1.26                 0                 0              0.25%             24.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.98             1,340   $         2,652              0.00%              9.1%
12/31/2013                        1.81             1,370             2,486              0.00%             36.1%
12/31/2012                        1.33             1,528             2,037              0.00%              9.7%
12/31/2011                        1.21                 0                 0              0.00%             -4.2%
12/31/2010                        1.27                 0                 0              0.00%             24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND P CLASS - 54400A407

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       840,469   $       866,945            43,315
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (579)
                                                       ---------------
Net assets                                             $       839,890
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       803,664           672,947   $          1.19
Band 100                                                        36,226            30,223              1.20
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $       839,890           703,170
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (10,420)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,420)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,203
Realized gain distributions                                                                        113,740
Net change in unrealized appreciation (depreciation)                                               (45,299)
                                                                                           ---------------
Net gain (loss)                                                                                     73,644
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        63,224
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,420)  $             (4,488)
Net realized gain (loss)                                                       5,203                  2,734
Realized gain distributions                                                  113,740                 75,337
Net change in unrealized appreciation (depreciation)                         (45,299)                18,823
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,224                 92,406
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     118,804                856,791
Cost of units redeemed                                                      (232,961)               (57,436)
Account charges                                                                 (613)                  (325)
                                                                --------------------   --------------------
Increase (decrease)                                                         (114,770)               799,030
                                                                --------------------   --------------------
Net increase (decrease)                                                      (51,546)               891,436
Net assets, beginning                                                        891,436                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            839,890   $            891,436
                                                                ====================   ====================

Units sold                                                                   137,796                878,428
Units redeemed                                                              (237,557)               (75,497)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (99,761)               802,931
Units outstanding, beginning                                                 802,931                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    703,170                802,931
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            975,595
Cost of units redeemed/account charges                                                             (291,335)
Net investment income (loss)                                                                        (14,908)
Net realized gain (loss)                                                                              7,937
Realized gain distributions                                                                         189,077
Net change in unrealized appreciation (depreciation)                                                (26,476)
                                                                                       --------------------
Net assets                                                                             $            839,890
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/12/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19               673   $           804              1.25%              7.6%
12/31/2013                        1.11               733               813              0.00%             11.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                30   $            36              1.00%              7.9%
12/31/2013                        1.11                 2                 2              0.00%             11.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              8.2%
12/31/2013                        1.11                 0                 0              0.00%             11.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.50%              8.4%
12/31/2013                        1.11                 0                 0              0.00%             11.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%              8.7%
12/31/2013                        1.11                 0                 0              0.00%             11.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              9.0%
12/31/2013                        1.12                68                76              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND R3 CLASS - 54400A803

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,357,449   $     2,312,165           124,317
                                                                         ===============   ===============
Receivables: investments sold                                   34,413
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,391,862
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,926,956         1,045,034   $          1.84
Band 100                                                       278,831           149,322              1.87
Band 75                                                             --                --              1.89
Band 50                                                             --                --              1.91
Band 25                                                             --                --              1.94
Band 0                                                         186,075            94,754              1.96
                                                       ---------------   ---------------
 Total                                                 $     2,391,862         1,289,110
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (25,591)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,591)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            69,832
Realized gain distributions                                                                        303,744
Net change in unrealized appreciation (depreciation)                                              (185,671)
                                                                                           ---------------
Net gain (loss)                                                                                    187,905
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       162,314
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,591)  $            (17,726)
Net realized gain (loss)                                                      69,832                 87,880
Realized gain distributions                                                  303,744                160,648
Net change in unrealized appreciation (depreciation)                        (185,671)               184,121
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            162,314                414,923
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     812,495                831,632
Cost of units redeemed                                                      (573,057)              (432,748)
Account charges                                                               (1,952)                (1,749)
                                                                --------------------   --------------------
Increase (decrease)                                                          237,486                397,135
                                                                --------------------   --------------------
Net increase (decrease)                                                      399,800                812,058
Net assets, beginning                                                      1,992,062              1,180,004
                                                                --------------------   --------------------
Net assets, ending                                              $          2,391,862   $          1,992,062
                                                                ====================   ====================

Units sold                                                                   532,108                689,302
Units redeemed                                                              (400,095)              (455,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                      132,013                234,070
Units outstanding, beginning                                               1,157,097                923,027
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,289,110              1,157,097
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,229,097
Cost of units redeemed/account charges                                                           (1,447,134)
Net investment income (loss)                                                                        (61,958)
Net realized gain (loss)                                                                            159,454
Realized gain distributions                                                                         467,119
Net change in unrealized appreciation (depreciation)                                                 45,284
                                                                                       --------------------
Net assets                                                                             $          2,391,862
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84             1,045   $         1,927              1.25%              7.6%
12/31/2013                        1.71             1,058             1,813              1.25%             34.2%
12/31/2012                        1.28               905             1,156              1.25%              8.2%
12/31/2011                        1.18               596               704              1.25%             -5.5%
12/31/2010                        1.25                90               113              1.25%             22.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87               149   $           279              1.00%              7.9%
12/31/2013                        1.73                 0                 0              1.00%             34.5%
12/31/2012                        1.29                 0                 0              1.00%              8.5%
12/31/2011                        1.19                 0                 0              1.00%             -5.3%
12/31/2010                        1.25                 0                 0              1.00%             23.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.75%              8.1%
12/31/2013                        1.75                 0                 0              0.75%             34.8%
12/31/2012                        1.30                 0                 0              0.75%              8.7%
12/31/2011                        1.19                 0                 0              0.75%             -5.0%
12/31/2010                        1.26                 0                 0              0.75%             23.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.50%              8.4%
12/31/2013                        1.77                 0                 0              0.50%             35.2%
12/31/2012                        1.31                 0                 0              0.50%              9.0%
12/31/2011                        1.20                 0                 0              0.50%             -4.8%
12/31/2010                        1.26                 0                 0              0.50%             23.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.25%              8.7%
12/31/2013                        1.78                 0                 0              0.25%             35.5%
12/31/2012                        1.32                 0                 0              0.25%              9.3%
12/31/2011                        1.21                 0                 0              0.25%             -4.6%
12/31/2010                        1.26                 0                 0              0.25%             24.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                95   $           186              0.00%              8.9%
12/31/2013                        1.80               100               179              0.00%             35.9%
12/31/2012                        1.33                18                24              0.00%              9.5%
12/31/2011                        1.21                21                26              0.00%             -4.3%
12/31/2010                        1.27                 0                 0              0.00%             24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES S CLASS - 563821651

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,099,732   $     2,170,703           157,658
                                                                         ===============   ===============
Receivables: investments sold                                    5,012
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,104,744
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,104,744         1,488,741   $          1.41
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $     2,104,744         1,488,741
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        29,799
Mortality & expense charges                                                                        (26,429)
                                                                                           ---------------
Net investment income (loss)                                                                         3,370
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,680
Realized gain distributions                                                                         93,627
Net change in unrealized appreciation (depreciation)                                               (54,899)
                                                                                           ---------------
Net gain (loss)                                                                                     50,408
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        53,778
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,370   $              5,170
Net realized gain (loss)                                                      11,680                 25,891
Realized gain distributions                                                   93,627                 89,733
Net change in unrealized appreciation (depreciation)                         (54,899)               (31,557)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             53,778                 89,237
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     431,983              1,696,131
Cost of units redeemed                                                      (554,982)              (488,307)
Account charges                                                                 (324)                  (241)
                                                                --------------------   --------------------
Increase (decrease)                                                         (123,323)             1,207,583
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,545)             1,296,820
Net assets, beginning                                                      2,174,289                877,469
                                                                --------------------   --------------------
Net assets, ending                                              $          2,104,744   $          2,174,289
                                                                ====================   ====================

Units sold                                                                   305,679              1,274,618
Units redeemed                                                              (397,994)              (371,825)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (92,315)               902,793
Units outstanding, beginning                                               1,581,056                678,263
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,488,741              1,581,056
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,471,085
Cost of units redeemed/account charges                                                           (1,586,050)
Net investment income (loss)                                                                         18,538
Net realized gain (loss)                                                                             50,676
Realized gain distributions                                                                         221,466
Net change in unrealized appreciation (depreciation)                                                (70,971)
                                                                                       --------------------
Net assets                                                                             $          2,104,744
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41             1,489   $         2,105              1.25%              2.8%
12/31/2013                        1.38             1,581             2,174              1.25%              6.3%
12/31/2012                        1.29               678               877              1.25%              7.4%
12/31/2011                        1.20               621               748              1.25%              1.3%
12/31/2010                        1.19               230               273              1.25%              8.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.00%              3.1%
12/31/2013                        1.40                 0                 0              1.00%              6.6%
12/31/2012                        1.31                 0                 0              1.00%              7.7%
12/31/2011                        1.22                 0                 0              1.00%              1.5%
12/31/2010                        1.20                 0                 0              1.00%              8.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%              3.3%
12/31/2013                        1.43                 0                 0              0.75%              6.8%
12/31/2012                        1.33                 0                 0              0.75%              7.9%
12/31/2011                        1.24                 0                 0              0.75%              1.8%
12/31/2010                        1.21                 0                 0              0.75%              8.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.50%              3.6%
12/31/2013                        1.45                 0                 0              0.50%              7.1%
12/31/2012                        1.36                 0                 0              0.50%              8.2%
12/31/2011                        1.25                 0                 0              0.50%              2.1%
12/31/2010                        1.23                 0                 0              0.50%              8.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%              3.8%
12/31/2013                        1.48                 0                 0              0.25%              7.4%
12/31/2012                        1.38                 0                 0              0.25%              8.5%
12/31/2011                        1.27                 0                 0              0.25%              2.3%
12/31/2010                        1.24                 0                 0              0.25%              9.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.00%              4.1%
12/31/2013                        1.50                 0                 0              0.00%              7.6%
12/31/2012                        1.40                 0                 0              0.00%              8.8%
12/31/2011                        1.29                 0                 0              0.00%              2.6%
12/31/2010                        1.25                 0                 0              0.00%              9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.5%
      2012          1.6%
      2011          2.4%
      2010          2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES S CLASS - 563821768

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,109,490   $     4,268,329           245,182
                                                                         ===============   ===============
Receivables: investments sold                                   14,483
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,123,973
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,123,973         2,883,218   $          1.43
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $     4,123,973         2,883,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        28,533
Mortality & expense charges                                                                        (46,168)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,635)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,368
Realized gain distributions                                                                        302,509
Net change in unrealized appreciation (depreciation)                                              (206,333)
                                                                                           ---------------
Net gain (loss)                                                                                    114,544
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        96,909
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,635)  $             (5,674)
Net realized gain (loss)                                                      18,368                 34,357
Realized gain distributions                                                  302,509                145,544
Net change in unrealized appreciation (depreciation)                        (206,333)                23,788
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             96,909                198,015
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,266,744              2,697,094
Cost of units redeemed                                                      (370,828)              (217,705)
Account charges                                                                 (697)                  (448)
                                                                --------------------   --------------------
Increase (decrease)                                                          895,219              2,478,941
                                                                --------------------   --------------------
Net increase (decrease)                                                      992,128              2,676,956
Net assets, beginning                                                      3,131,845                454,889
                                                                --------------------   --------------------
Net assets, ending                                              $          4,123,973   $          3,131,845
                                                                ====================   ====================

Units sold                                                                   889,664              2,060,876
Units redeemed                                                              (274,870)              (171,577)
                                                                --------------------   --------------------
Net increase (decrease)                                                      614,794              1,889,299
Units outstanding, beginning                                               2,268,424                379,125
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,883,218              2,268,424
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,779,634
Cost of units redeemed/account charges                                                           (1,020,267)
Net investment income (loss)                                                                        (22,443)
Net realized gain (loss)                                                                             56,298
Realized gain distributions                                                                         489,590
Net change in unrealized appreciation (depreciation)                                               (158,839)
                                                                                       --------------------
Net assets                                                                             $          4,123,973
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43             2,883   $         4,124              1.25%              3.6%
12/31/2013                        1.38             2,268             3,132              1.25%             15.1%
12/31/2012                        1.20               379               455              1.25%             11.8%
12/31/2011                        1.07               366               393              1.25%             -2.6%
12/31/2010                        1.10               358               395              1.25%             11.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.00%              3.9%
12/31/2013                        1.41                 0                 0              1.00%             15.4%
12/31/2012                        1.22                 0                 0              1.00%             12.1%
12/31/2011                        1.09                 0                 0              1.00%             -2.4%
12/31/2010                        1.11                 0                 0              1.00%             11.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.75%              4.1%
12/31/2013                        1.43                 0                 0              0.75%             15.6%
12/31/2012                        1.24                 0                 0              0.75%             12.3%
12/31/2011                        1.10                 0                 0              0.75%             -2.1%
12/31/2010                        1.13                 0                 0              0.75%             12.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%              4.4%
12/31/2013                        1.46                 0                 0              0.50%             15.9%
12/31/2012                        1.26                 0                 0              0.50%             12.6%
12/31/2011                        1.12                 0                 0              0.50%             -1.9%
12/31/2010                        1.14                 0                 0              0.50%             12.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%              4.6%
12/31/2013                        1.48                 0                 0              0.25%             16.2%
12/31/2012                        1.28                 0                 0              0.25%             12.9%
12/31/2011                        1.13                 0                 0              0.25%             -1.7%
12/31/2010                        1.15                 0                 0              0.25%             12.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.00%              4.9%
12/31/2013                        1.51                 0                 0              0.00%             16.5%
12/31/2012                        1.30                 0                 0              0.00%             13.2%
12/31/2011                        1.15                 0                 0              0.00%             -1.4%
12/31/2010                        1.16                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.7%
      2012          0.9%
      2011          1.3%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES S CLASS - 563821594

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,476,559   $     1,594,977            78,590
                                                                         ===============   ===============
Receivables: investments sold                                    4,094
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,480,653
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,480,653         1,031,194   $          1.44
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
 Total                                                 $     1,480,653         1,031,194
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,756
Mortality & expense charges                                                                        (15,342)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,586)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,940
Realized gain distributions                                                                        144,039
Net change in unrealized appreciation (depreciation)                                              (122,353)
                                                                                           ---------------
Net gain (loss)                                                                                     47,626
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,040
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,586)  $             (5,751)
Net realized gain (loss)                                                      25,940                 34,625
Realized gain distributions                                                  144,039                 92,271
Net change in unrealized appreciation (depreciation)                        (122,353)               (13,992)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,040                107,153
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     959,816                929,418
Cost of units redeemed                                                      (365,875)              (401,375)
Account charges                                                                 (491)                  (210)
                                                                --------------------   --------------------
Increase (decrease)                                                          593,450                527,833
                                                                --------------------   --------------------
Net increase (decrease)                                                      629,490                634,986
Net assets, beginning                                                        851,163                216,177
                                                                --------------------   --------------------
Net assets, ending                                              $          1,480,653   $            851,163
                                                                ====================   ====================

Units sold                                                                   670,240                726,581
Units redeemed                                                              (257,969)              (302,826)
                                                                --------------------   --------------------
Net increase (decrease)                                                      412,271                423,755
Units outstanding, beginning                                                 618,923                195,168
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,031,194                618,923
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,182,098
Cost of units redeemed/account charges                                                             (881,979)
Net investment income (loss)                                                                        (21,042)
Net realized gain (loss)                                                                             79,805
Realized gain distributions                                                                         240,189
Net change in unrealized appreciation (depreciation)                                               (118,418)
                                                                                       --------------------
Net assets                                                                             $          1,480,653
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44             1,031   $         1,481              1.25%              4.4%
12/31/2013                        1.38               619               851              1.25%             24.2%
12/31/2012                        1.11               195               216              1.25%             14.8%
12/31/2011                        0.96                96                93              1.25%             -8.3%
12/31/2010                        1.05                97               102              1.25%             12.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%              4.7%
12/31/2013                        1.40                 0                 0              1.00%             24.5%
12/31/2012                        1.12                 0                 0              1.00%             15.1%
12/31/2011                        0.98                 0                 0              1.00%             -8.0%
12/31/2010                        1.06                 0                 0              1.00%             12.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%              4.9%
12/31/2013                        1.43                 0                 0              0.75%             24.8%
12/31/2012                        1.14                 0                 0              0.75%             15.4%
12/31/2011                        0.99                 0                 0              0.75%             -7.8%
12/31/2010                        1.07                 0                 0              0.75%             13.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%              5.2%
12/31/2013                        1.45                 0                 0              0.50%             25.1%
12/31/2012                        1.16                 0                 0              0.50%             15.7%
12/31/2011                        1.00                 0                 0              0.50%             -7.6%
12/31/2010                        1.09                 0                 0              0.50%             13.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.5%
12/31/2013                        1.48                 0                 0              0.25%             25.4%
12/31/2012                        1.18                 0                 0              0.25%             16.0%
12/31/2011                        1.02                 0                 0              0.25%             -7.3%
12/31/2010                        1.10                 0                 0              0.25%             13.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.00%              5.7%
12/31/2013                        1.50                 0                 0              0.00%             25.7%
12/31/2012                        1.20                 0                 0              0.00%             16.2%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%
12/31/2010                        1.11                 0                 0              0.00%             14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.2%
      2012          0.4%
      2011          0.5%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES S CLASS - 563821776

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,816,308   $    26,416,089         1,899,068
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (330,807)
                                                       ---------------
Net assets                                             $    25,485,501
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    25,485,501        18,526,866   $          1.38
Band 100                                                          --                --                1.40
Band 75                                                           --                --                1.43
Band 50                                                           --                --                1.46
Band 25                                                           --                --                1.49
Band 0                                                            --                --                1.52
                                                       ---------------   ---------------
 Total                                                 $    25,485,501        18,526,866
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       251,855
Mortality & expense charges                                                                       (312,770)
                                                                                           ---------------
Net investment income (loss)                                                                       (60,915)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           307,019
Realized gain distributions                                                                      1,726,450
Net change in unrealized appreciation (depreciation)                                            (1,481,707)
                                                                                           ---------------
Net gain (loss)                                                                                    551,762
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       490,847
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (60,915)  $            (64,361)
Net realized gain (loss)                                                     307,019                250,946
Realized gain distributions                                                1,726,450                941,519
Net change in unrealized appreciation (depreciation)                      (1,481,707)               663,555
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            490,847              1,791,659
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,465,466             10,288,198
Cost of units redeemed                                                    (4,602,670)            (3,115,410)
Account charges                                                              (18,662)               (13,500)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,844,134              7,159,288
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,334,981              8,950,947
Net assets, beginning                                                     22,150,520             13,199,573
                                                                --------------------   --------------------
Net assets, ending                                              $         25,485,501   $         22,150,520
                                                                ====================   ====================

Units sold                                                                10,674,892              8,817,251
Units redeemed                                                            (8,615,835)            (3,228,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,059,057              5,589,019
Units outstanding, beginning                                              16,467,809             10,878,790
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,526,866             16,467,809
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         46,135,656
Cost of units redeemed/account charges                                                          (24,054,583)
Net investment income (loss)                                                                        (29,858)
Net realized gain (loss)                                                                            579,709
Realized gain distributions                                                                       3,454,358
Net change in unrealized appreciation (depreciation)                                               (599,781)
                                                                                       --------------------
Net assets                                                                             $         25,485,501
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38            18,527   $        25,486              1.25%              2.3%
12/31/2013                        1.35            16,468            22,151              1.25%             10.9%
12/31/2012                        1.21            10,879            13,200              1.25%              9.9%
12/31/2011                        1.10             9,214            10,169              1.25%             -1.3%
12/31/2010                        1.12             8,032             8,979              1.25%              9.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              1.00%              2.5%
12/31/2013                        1.37                 0                 0              1.00%             11.1%
12/31/2012                        1.23                 0                 0              1.00%             10.2%
12/31/2011                        1.12                 0                 0              1.00%             -1.0%
12/31/2010                        1.13                 0                 0              1.00%              9.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%              2.8%
12/31/2013                        1.39                 0                 0              0.75%             11.4%
12/31/2012                        1.25                 0                 0              0.75%             10.5%
12/31/2011                        1.13                 0                 0              0.75%             -0.8%
12/31/2010                        1.14                 0                 0              0.75%              9.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%              3.0%
12/31/2013                        1.42                 0                 0              0.50%             11.7%
12/31/2012                        1.27                 0                 0              0.50%             10.8%
12/31/2011                        1.15                 0                 0              0.50%             -0.5%
12/31/2010                        1.15                 0                 0              0.50%             10.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%              3.3%
12/31/2013                        1.45                 0                 0              0.25%             12.0%
12/31/2012                        1.29                 0                 0              0.25%             11.0%
12/31/2011                        1.16                 0                 0              0.25%             -0.3%
12/31/2010                        1.17                 0                 0              0.25%             10.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.00%              3.6%
12/31/2013                        1.47                 0                 0              0.00%             12.3%
12/31/2012                        1.31                 0                 0              0.00%             11.3%
12/31/2011                        1.18                 0                 0              0.00%              0.0%
12/31/2010                        1.18                 0                 0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.9%
      2012          1.1%
      2011          1.6%
      2010          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     BMO MID-CAP GROWTH Y CLASS - 09658L729

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,649,408   $     1,643,563            80,379
                                                                         ===============   ===============
Receivables: investments sold                                    3,192
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,652,600
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,601,177         1,061,900   $          1.51
Band 100                                                        51,423            33,502              1.53
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $     1,652,600         1,095,402
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,576)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,576)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            58,136
Realized gain distributions                                                                        223,390
Net change in unrealized appreciation (depreciation)                                              (198,846)
                                                                                           ---------------
Net gain (loss)                                                                                     82,680
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        62,104
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,576)  $            (20,666)
Net realized gain (loss)                                                      58,136                 58,030
Realized gain distributions                                                  223,390                214,765
Net change in unrealized appreciation (depreciation)                        (198,846)               142,547
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             62,104                394,676
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     336,834                353,622
Cost of units redeemed                                                      (565,797)              (444,813)
Account charges                                                                 (136)                  (514)
                                                                --------------------   --------------------
Increase (decrease)                                                         (229,099)               (91,705)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (166,995)               302,971
Net assets, beginning                                                      1,819,595              1,516,624
                                                                --------------------   --------------------
Net assets, ending                                              $          1,652,600   $          1,819,595
                                                                ====================   ====================

Units sold                                                                   258,587                276,005
Units redeemed                                                              (417,232)              (351,789)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (158,645)               (75,784)
Units outstanding, beginning                                               1,254,047              1,329,831
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,095,402              1,254,047
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,147,158
Cost of units redeemed/account charges                                                           (2,114,813)
Net investment income (loss)                                                                        (78,999)
Net realized gain (loss)                                                                            166,729
Realized gain distributions                                                                         526,680
Net change in unrealized appreciation (depreciation)                                                  5,845
                                                                                       --------------------
Net assets                                                                             $          1,652,600
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51             1,062   $         1,601              1.25%              3.9%
12/31/2013                        1.45             1,254             1,820              1.25%             27.2%
12/31/2012                        1.14             1,330             1,517              1.25%             15.5%
12/31/2011                        0.99             1,552             1,532              1.25%             -4.3%
12/31/2010                        1.03               707               729              1.25%             29.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                34   $            51              1.00%              4.2%
12/31/2013                        1.47                 0                 0              1.00%             27.5%
12/31/2012                        1.16                 0                 0              1.00%             15.8%
12/31/2011                        1.00                 0                 0              1.00%             -4.0%
12/31/2010                        1.04                 0                 0              1.00%             30.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.75%              4.4%
12/31/2013                        1.50                 0                 0              0.75%             27.9%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -3.8%
12/31/2010                        1.05                 0                 0              0.75%             30.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.50%              4.7%
12/31/2013                        1.52                 0                 0              0.50%             28.2%
12/31/2012                        1.19                 0                 0              0.50%             16.4%
12/31/2011                        1.02                 0                 0              0.50%             -3.6%
12/31/2010                        1.06                 0                 0              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.25%              5.0%
12/31/2013                        1.54                 0                 0              0.25%             28.5%
12/31/2012                        1.20                 0                 0              0.25%             16.7%
12/31/2011                        1.03                 0                 0              0.25%             -3.3%
12/31/2010                        1.06                 0                 0              0.25%             31.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.00%              5.2%
12/31/2013                        1.57                 0                 0              0.00%             28.8%
12/31/2012                        1.22                 0                 0              0.00%             17.0%
12/31/2011                        1.04                 0                 0              0.00%             -3.1%
12/31/2010                        1.07                 0                 0              0.00%             31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      BMO MID-CAP VALUE Y CLASS - 09658L695

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       674,660   $       690,446            42,451
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,382)
                                                       ---------------
Net assets                                             $       673,278
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       466,234           284,100   $          1.64
Band 100                                                       207,044           123,930              1.67
Band 75                                                           --                --                1.70
Band 50                                                           --                --                1.73
Band 25                                                           --                --                1.76
Band 0                                                            --                --                1.79
                                                       ---------------   ---------------
 Total                                                 $       673,278           408,030
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,167
Mortality & expense charges                                                                         (6,509)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,342)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,806
Realized gain distributions                                                                         76,536
Net change in unrealized appreciation (depreciation)                                               (22,565)
                                                                                           ---------------
Net gain (loss)                                                                                     65,777
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        60,435
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,342)  $             (1,960)
Net realized gain (loss)                                                      11,806                 35,831
Realized gain distributions                                                   76,536                 24,950
Net change in unrealized appreciation (depreciation)                         (22,565)                   258
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,435                 59,079
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     561,323                113,830
Cost of units redeemed                                                      (228,389)               (14,072)
Account charges                                                                  (72)                   (45)
                                                                --------------------   --------------------
Increase (decrease)                                                          332,862                 99,713
                                                                --------------------   --------------------
Net increase (decrease)                                                      393,297                158,792
Net assets, beginning                                                        279,981                121,189
                                                                --------------------   --------------------
Net assets, ending                                              $            673,278   $            279,981
                                                                ====================   ====================

Units sold                                                                   468,412                211,428
Units redeemed                                                              (248,270)              (134,771)
                                                                --------------------   --------------------
Net increase (decrease)                                                      220,142                 76,657
Units outstanding, beginning                                                 187,888                111,231
                                                                --------------------   --------------------
Units outstanding, ending                                                    408,030                187,888
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            801,613
Cost of units redeemed/account charges                                                             (260,305)
Net investment income (loss)                                                                         (8,421)
Net realized gain (loss)                                                                             49,398
Realized gain distributions                                                                         106,779
Net change in unrealized appreciation (depreciation)                                                (15,786)
                                                                                       --------------------
Net assets                                                                             $            673,278
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64               284   $           466              1.25%             10.1%
12/31/2013                        1.49               188               280              1.25%             36.8%
12/31/2012                        1.09               111               121              1.25%             17.6%
12/31/2011                        0.93                99                92              1.25%             -8.0%
12/31/2010                        1.01                69                70              1.25%             20.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67               124   $           207              1.00%             10.4%
12/31/2013                        1.51                 0                 0              1.00%             37.1%
12/31/2012                        1.10                 0                 0              1.00%             17.9%
12/31/2011                        0.94                 0                 0              1.00%             -7.7%
12/31/2010                        1.01                 0                 0              1.00%             20.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%             10.7%
12/31/2013                        1.54                 0                 0              0.75%             37.5%
12/31/2012                        1.12                 0                 0              0.75%             18.2%
12/31/2011                        0.95                 0                 0              0.75%             -7.5%
12/31/2010                        1.02                 0                 0              0.75%             20.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.50%             11.0%
12/31/2013                        1.56                 0                 0              0.50%             37.8%
12/31/2012                        1.13                 0                 0              0.50%             18.5%
12/31/2011                        0.96                 0                 0              0.50%             -7.3%
12/31/2010                        1.03                 0                 0              0.50%             21.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.25%             11.2%
12/31/2013                        1.58                 0                 0              0.25%             38.1%
12/31/2012                        1.15                 0                 0              0.25%             18.8%
12/31/2011                        0.97                 0                 0              0.25%             -7.1%
12/31/2010                        1.04                 0                 0              0.25%             21.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.00%             11.5%
12/31/2013                        1.61                 0                 0              0.00%             38.5%
12/31/2012                        1.16                 0                 0              0.00%             19.1%
12/31/2011                        0.98                 0                 0              0.00%             -6.8%
12/31/2010                        1.05                 0                 0              0.00%             21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.3%
      2012          0.7%
      2011          0.5%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    BMO SMALL-CAP GROWTH Y CLASS - 09658L612

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,769,929   $    11,316,049           588,553
                                                                         ===============   ===============
Receivables: investments sold                                   30,028
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,799,957
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,542,352         6,077,772   $          1.57
Band 100                                                       677,079           423,616              1.60
Band 75                                                             --                --              1.63
Band 50                                                        235,212           142,004              1.66
Band 25                                                             --                --              1.69
Band 0                                                         345,314           201,174              1.72
                                                       ---------------   ---------------
 Total                                                 $    10,799,957         6,844,566
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (137,557)
                                                                                           ---------------
Net investment income (loss)                                                                      (137,557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           452,432
Realized gain distributions                                                                      1,840,828
Net change in unrealized appreciation (depreciation)                                            (2,337,761)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,501)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (182,058)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (137,557)  $           (120,737)
Net realized gain (loss)                                                     452,432                136,779
Realized gain distributions                                                1,840,828              1,445,323
Net change in unrealized appreciation (depreciation)                      (2,337,761)             1,871,966
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (182,058)             3,333,331
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,331,738              3,888,075
Cost of units redeemed                                                    (5,340,881)            (1,678,789)
Account charges                                                               (1,729)                (1,553)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,010,872)             2,207,733
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,192,930)             5,541,064
Net assets, beginning                                                     12,992,887              7,451,823
                                                                --------------------   --------------------
Net assets, ending                                              $         10,799,957   $         12,992,887
                                                                ====================   ====================

Units sold                                                                 2,490,266              2,862,984
Units redeemed                                                            (3,760,206)            (1,287,673)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,269,940)             1,575,311
Units outstanding, beginning                                               8,114,506              6,539,195
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,844,566              8,114,506
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,417,898
Cost of units redeemed/account charges                                                          (11,655,632)
Net investment income (loss)                                                                       (431,708)
Net realized gain (loss)                                                                            818,502
Realized gain distributions                                                                       4,197,017
Net change in unrealized appreciation (depreciation)                                               (546,120)
                                                                                       --------------------
Net assets                                                                             $         10,799,957
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57             6,078   $         9,542              1.25%             -1.7%
12/31/2013                        1.60             7,769            12,404              1.25%             40.5%
12/31/2012                        1.14             6,217             7,066              1.25%             10.7%
12/31/2011                        1.03             6,155             6,322              1.25%             -5.0%
12/31/2010                        1.08             3,402             3,679              1.25%             33.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60               424   $           677              1.00%             -1.4%
12/31/2013                        1.62                 2                 4              1.00%             40.8%
12/31/2012                        1.15                 0                 0              1.00%             10.9%
12/31/2011                        1.04                 0                 0              1.00%             -4.8%
12/31/2010                        1.09                 0                 0              1.00%             34.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.75%             -1.2%
12/31/2013                        1.65                 0                 0              0.75%             41.2%
12/31/2012                        1.17                 0                 0              0.75%             11.2%
12/31/2011                        1.05                 0                 0              0.75%             -4.5%
12/31/2010                        1.10                 0                 0              0.75%             34.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66               142   $           235              0.50%             -0.9%
12/31/2013                        1.67               139               233              0.50%             41.5%
12/31/2012                        1.18               143               169              0.50%             11.5%
12/31/2011                        1.06               142               150              0.50%             -4.3%
12/31/2010                        1.11                10                11              0.50%             34.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.25%             -0.7%
12/31/2013                        1.70                 0                 0              0.25%             41.9%
12/31/2012                        1.20                 0                 0              0.25%             11.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%
12/31/2010                        1.12                 0                 0              0.25%             35.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               201   $           345              0.00%             -0.4%
12/31/2013                        1.72               204               352              0.00%             42.3%
12/31/2012                        1.21               179               217              0.00%             12.1%
12/31/2011                        1.08               129               139              0.00%             -3.8%
12/31/2010                        1.12                10                12              0.00%             35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS INTERNATIONAL VALUE FUND R2 CLASS - 552746661

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       253,052   $       260,845             8,236
                                                                         ===============   ===============
Receivables: investments sold                                    3,007
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       256,059
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       256,059           193,385   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $       256,059           193,385
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,682
Mortality & expense charges                                                                         (1,673)
                                                                                           ---------------
Net investment income (loss)                                                                         3,009
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,228
Realized gain distributions                                                                          2,974
Net change in unrealized appreciation (depreciation)                                               (11,597)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,395)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (386)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,009   $                267
Net realized gain (loss)                                                       5,228                    102
Realized gain distributions                                                    2,974                     93
Net change in unrealized appreciation (depreciation)                         (11,597)                 3,804
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (386)                 4,266
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     276,909                 28,521
Cost of units redeemed                                                       (52,433)                  (736)
Account charges                                                                  (82)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          224,394                 27,785
                                                                --------------------   --------------------
Net increase (decrease)                                                      224,008                 32,051
Net assets, beginning                                                         32,051                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            256,059   $             32,051
                                                                ====================   ====================

Units sold                                                                   209,641                 24,747
Units redeemed                                                               (40,405)                  (598)
                                                                --------------------   --------------------
Net increase (decrease)                                                      169,236                 24,149
Units outstanding, beginning                                                  24,149                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    193,385                 24,149
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            305,430
Cost of units redeemed/account charges                                                              (53,251)
Net investment income (loss)                                                                          3,276
Net realized gain (loss)                                                                              5,330
Realized gain distributions                                                                           3,067
Net change in unrealized appreciation (depreciation)                                                 (7,793)
                                                                                       --------------------
Net assets                                                                             $            256,059
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32               193   $           256              1.25%             -0.2%
12/31/2013                        1.33                24                32              1.25%             25.5%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              1.00%              0.0%
12/31/2013                        1.33                 0                 0              1.00%             25.8%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                 0   $             0              0.75%              0.3%
12/31/2013                        1.33                 0                 0              0.75%             26.1%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.50%              0.5%
12/31/2013                        1.34                 0                 0              0.50%             26.4%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.25%              0.8%
12/31/2013                        1.34                 0                 0              0.25%             26.7%
12/31/2012                        1.06                 0                 0              0.25%              5.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.00%              1.0%
12/31/2013                        1.35                 0                 0              0.00%             27.0%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.3%
      2013          3.2%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R3 CLASS - 575719851

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,476,903   $    11,277,010           628,094
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (207,915)
                                                       ---------------
Net assets                                             $    15,268,988
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,631,496         5,016,469   $          1.92
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.96
Band 50                                                             --                --              1.99
Band 25                                                             --                --              2.01
Band 0                                                       5,637,492         2,772,281              2.03
                                                       ---------------   ---------------
 Total                                                 $    15,268,988         7,788,750
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        94,279
Mortality & expense charges                                                                       (114,359)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,080)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           454,720
Realized gain distributions                                                                        476,517
Net change in unrealized appreciation (depreciation)                                               595,168
                                                                                           ---------------
Net gain (loss)                                                                                  1,526,405
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,506,325
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,080)  $            (19,774)
Net realized gain (loss)                                                     454,720                320,360
Realized gain distributions                                                  476,517                146,695
Net change in unrealized appreciation (depreciation)                         595,168              2,755,721
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,506,325              3,203,002
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,792,506              4,180,356
Cost of units redeemed                                                    (2,331,587)            (3,267,575)
Account charges                                                              (13,289)               (11,664)
                                                                --------------------   --------------------
Increase (decrease)                                                         (552,370)               901,117
                                                                --------------------   --------------------
Net increase (decrease)                                                      953,955              4,104,119
Net assets, beginning                                                     14,315,033             10,210,914
                                                                --------------------   --------------------
Net assets, ending                                              $         15,268,988   $         14,315,033
                                                                ====================   ====================

Units sold                                                                 1,032,871              2,840,330
Units redeemed                                                            (1,317,368)            (2,193,608)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (284,497)               646,722
Units outstanding, beginning                                               8,073,247              7,426,525
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,788,750              8,073,247
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         26,318,808
Cost of units redeemed/account charges                                                          (16,814,630)
Net investment income (loss)                                                                        (22,035)
Net realized gain (loss)                                                                            963,740
Realized gain distributions                                                                         623,212
Net change in unrealized appreciation (depreciation)                                              4,199,893
                                                                                       --------------------
Net assets                                                                             $         15,268,988
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92             5,016   $         9,631              1.25%             10.1%
12/31/2013                        1.74             5,109             8,908              1.25%             28.5%
12/31/2012                        1.36             4,366             5,923              1.25%             15.4%
12/31/2011                        1.18             4,152             4,879              1.25%              0.1%
12/31/2010                        1.17             2,580             3,029              1.25%             17.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%             10.4%
12/31/2013                        1.76                 0                 0              1.00%             28.9%
12/31/2012                        1.37                 0                 0              1.00%             15.7%
12/31/2011                        1.18                 0                 0              1.00%              0.3%
12/31/2010                        1.18                 0                 0              1.00%             17.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.75%             10.7%
12/31/2013                        1.78                 0                 0              0.75%             29.2%
12/31/2012                        1.37                 0                 0              0.75%             16.0%
12/31/2011                        1.18                 0                 0              0.75%              0.6%
12/31/2010                        1.18                 0                 0              0.75%             17.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.50%             10.9%
12/31/2013                        1.79                 0                 0              0.50%             29.5%
12/31/2012                        1.38                 0                 0              0.50%             16.3%
12/31/2011                        1.19                 0                 0              0.50%              0.8%
12/31/2010                        1.18                 0                 0              0.50%             17.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01                 0   $             0              0.25%             11.2%
12/31/2013                        1.81                 0                 0              0.25%             29.8%
12/31/2012                        1.39                 0                 0              0.25%             16.6%
12/31/2011                        1.19                 0                 0              0.25%              1.1%
12/31/2010                        1.18                 0                 0              0.25%             18.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03             2,772   $         5,637              0.00%             11.5%
12/31/2013                        1.82             2,965             5,407              0.00%             30.2%
12/31/2012                        1.40             3,060             4,288              0.00%             16.9%
12/31/2011                        1.20                 0                 0              0.00%              1.3%
12/31/2010                        1.18                 0                 0              0.00%             18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.6%
      2012          1.2%
      2011          0.8%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R2 CLASS - 575719877

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,893,532   $     6,449,631           329,114
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,661)
                                                       ---------------
Net assets                                             $     7,888,871
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,220,119         3,801,581   $          1.90
Band 100                                                       665,982           346,649              1.92
Band 75                                                             --                --              1.94
Band 50                                                             --                --              1.97
Band 25                                                             --                --              1.99
Band 0                                                           2,770             1,377              2.01
                                                       ---------------   ---------------
 Total                                                 $     7,888,871         4,149,607
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        31,146
Mortality & expense charges                                                                        (86,865)
                                                                                           ---------------
Net investment income (loss)                                                                       (55,719)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           189,944
Realized gain distributions                                                                        247,175
Net change in unrealized appreciation (depreciation)                                               327,431
                                                                                           ---------------
Net gain (loss)                                                                                    764,550
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       708,831
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (55,719)  $            (44,636)
Net realized gain (loss)                                                     189,944                339,580
Realized gain distributions                                                  247,175                 68,774
Net change in unrealized appreciation (depreciation)                         327,431                928,967
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            708,831              1,292,685
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,590,900              4,293,850
Cost of units redeemed                                                    (1,133,465)            (2,286,115)
Account charges                                                               (2,812)                (2,149)
                                                                --------------------   --------------------
Increase (decrease)                                                          454,623              2,005,586
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,163,454              3,298,271
Net assets, beginning                                                      6,725,417              3,427,146
                                                                --------------------   --------------------
Net assets, ending                                              $          7,888,871   $          6,725,417
                                                                ====================   ====================

Units sold                                                                 1,218,822              3,032,299
Units redeemed                                                              (958,686)            (1,684,633)
                                                                --------------------   --------------------
Net increase (decrease)                                                      260,136              1,347,666
Units outstanding, beginning                                               3,889,471              2,541,805
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,149,607              3,889,471
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,253,988
Cost of units redeemed/account charges                                                           (5,588,913)
Net investment income (loss)                                                                       (100,400)
Net realized gain (loss)                                                                            564,346
Realized gain distributions                                                                         315,949
Net change in unrealized appreciation (depreciation)                                              1,443,901
                                                                                       --------------------
Net assets                                                                             $          7,888,871
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90             3,802   $         7,220              1.25%              9.8%
12/31/2013                        1.73             3,889             6,725              1.25%             28.2%
12/31/2012                        1.35             2,542             3,427              1.25%             15.2%
12/31/2011                        1.17               365               427              1.25%             -0.2%
12/31/2010                        1.17                 0                 0              1.25%             17.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92               347   $           666              1.00%             10.1%
12/31/2013                        1.74                 0                 0              1.00%             28.6%
12/31/2012                        1.36                 0                 0              1.00%             15.4%
12/31/2011                        1.18                 0                 0              1.00%              0.1%
12/31/2010                        1.17                 0                 0              1.00%             17.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%             10.4%
12/31/2013                        1.76                 0                 0              0.75%             28.9%
12/31/2012                        1.37                 0                 0              0.75%             15.7%
12/31/2011                        1.18                 0                 0              0.75%              0.3%
12/31/2010                        1.18                 0                 0              0.75%             17.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.50%             10.7%
12/31/2013                        1.78                 0                 0              0.50%             29.2%
12/31/2012                        1.37                 0                 0              0.50%             16.0%
12/31/2011                        1.18                 0                 0              0.50%              0.6%
12/31/2010                        1.18                 0                 0              0.50%             17.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%             10.9%
12/31/2013                        1.79                 0                 0              0.25%             29.5%
12/31/2012                        1.38                 0                 0              0.25%             16.3%
12/31/2011                        1.19                 0                 0              0.25%              0.8%
12/31/2010                        1.18                 0                 0              0.25%             18.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01                 1   $             3              0.00%             11.2%
12/31/2013                        1.81                 0                 0              0.00%             29.9%
12/31/2012                        1.39                 0                 0              0.00%             16.6%
12/31/2011                        1.19                 0                 0              0.00%              1.1%
12/31/2010                        1.18                 0                 0              0.00%             18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.4%
      2012          1.2%
      2011          0.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     MFS AGGRESSIVE GROWTH ALLOCATION FUND R3 CLASS - 55273G124 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -1.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -0.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -0.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP GROWTH FUND A CLASS - 552987703

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       100,195   $        68,823             7,268
                                                                         ===============   ===============
Receivables: investments sold                                      176
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       100,371
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       100,371            62,397   $          1.61
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.80
Band 0                                                              --                --              1.88
                                                       ---------------   ---------------
 Total                                                 $       100,371            62,397
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,195)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,195)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,646
Realized gain distributions                                                                          6,592
Net change in unrealized appreciation (depreciation)                                                (5,405)
                                                                                           ---------------
Net gain (loss)                                                                                      7,833
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,638
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,195)  $               (954)
Net realized gain (loss)                                                       6,646                    312
Realized gain distributions                                                    6,592                     --
Net change in unrealized appreciation (depreciation)                          (5,405)                23,615
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,638                 22,973
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,357                  6,372
Cost of units redeemed                                                       (15,284)                  (179)
Account charges                                                                  (13)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,060                  6,186
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,698                 29,159
Net assets, beginning                                                         91,673                 62,514
                                                                --------------------   --------------------
Net assets, ending                                              $            100,371   $             91,673
                                                                ====================   ====================

Units sold                                                                    11,420                  4,924
Units redeemed                                                               (10,150)                  (144)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,270                  4,780
Units outstanding, beginning                                                  61,127                 56,347
                                                                --------------------   --------------------
Units outstanding, ending                                                     62,397                 61,127
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            197,451
Cost of units redeemed/account charges                                                             (149,668)
Net investment income (loss)                                                                         (7,592)
Net realized gain (loss)                                                                             22,216
Realized gain distributions                                                                           6,592
Net change in unrealized appreciation (depreciation)                                                 31,372
                                                                                       --------------------
Net assets                                                                             $            100,371
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                62   $           100              1.25%              7.3%
12/31/2013                        1.50                61                92              1.25%             35.2%
12/31/2012                        1.11                56                63              1.25%             14.7%
12/31/2011                        0.97                54                53              1.25%             -7.3%
12/31/2010                        1.04                53                55              1.25%             27.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              1.00%              7.5%
12/31/2013                        1.54                 0                 0              1.00%             35.5%
12/31/2012                        1.14                 0                 0              1.00%             15.0%
12/31/2011                        0.99                 0                 0              1.00%             -7.1%
12/31/2010                        1.06                 0                 0              1.00%             27.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%              7.8%
12/31/2013                        1.58                 0                 0              0.75%             35.9%
12/31/2012                        1.16                 0                 0              0.75%             15.3%
12/31/2011                        1.01                 0                 0              0.75%             -6.8%
12/31/2010                        1.08                 0                 0              0.75%             27.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.50%              8.1%
12/31/2013                        1.62                 0                 0              0.50%             36.2%
12/31/2012                        1.19                 0                 0              0.50%             15.6%
12/31/2011                        1.03                 0                 0              0.50%             -6.6%
12/31/2010                        1.10                 0                 0              0.50%             28.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.25%              8.3%
12/31/2013                        1.66                 0                 0              0.25%             36.5%
12/31/2012                        1.22                 0                 0              0.25%             15.9%
12/31/2011                        1.05                 0                 0              0.25%             -6.4%
12/31/2010                        1.12                 0                 0              0.25%             28.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.00%              8.6%
12/31/2013                        1.73                 0                 0              0.00%             36.9%
12/31/2012                        1.27                 0                 0              0.00%             16.2%
12/31/2011                        1.09                 0                 0              0.00%             -6.1%
12/31/2010                        1.16                 0                 0              0.00%             28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     MFS AGGRESSIVE GROWTH ALLOCATION FUND R2 CLASS - 55273G371 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -1.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -0.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             MFS MID CAP VALUE FUND R3 CLASS - 55273W574 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        MFS CONSERVATIVE ALLOCATION FUND R2 CLASS - 55273G355 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -0.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -0.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -0.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.50%             -0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.25%             -0.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             MFS MID CAP VALUE FUND R2 CLASS - 55273W590 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        MFS CONSERVATIVE ALLOCATION FUND R3 CLASS - 552746505 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -0.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.75%             -0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.25%             -0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          MFS MODERATE ALLOCATION FUND R2 CLASS - 55273G348 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -0.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -0.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -0.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.00%             -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         MFS EMERGING MARKETS DEBT FUND R2 CLASS - 552743502 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.25%              2.9%
12/31/2013                        1.01                 0                 0              0.00%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              3.2%
12/31/2013                        1.01                 0                 0              0.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              3.4%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              3.7%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              3.9%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              4.2%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          MFS MODERATE ALLOCATION FUND R3 CLASS - 552746802 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.25%             -0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               MFS EMERGING MARKETS DEBT FUND R3 CLASS - 552743601

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       847,176   $       873,370            58,238
                                                                         ===============   ===============
Receivables: investments sold                                      187
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       847,363
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       847,363           812,624   $          1.04
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $       847,363           812,624
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        61,820
Mortality & expense charges                                                                        (17,302)
                                                                                           ---------------
Net investment income (loss)                                                                        44,518
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            84,565
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (23,224)
                                                                                           ---------------
Net gain (loss)                                                                                     61,341
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       105,859
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,518   $              2,815
Net realized gain (loss)                                                      84,565                     (1)
Realized gain distributions                                                       --                  2,588
Net change in unrealized appreciation (depreciation)                         (23,224)                (2,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,859                  2,432
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,397,763              3,059,502
Cost of units redeemed                                                    (2,195,951)            (1,516,682)
Account charges                                                               (3,756)                (1,804)
                                                                --------------------   --------------------
Increase (decrease)                                                         (801,944)             1,541,016
                                                                --------------------   --------------------
Net increase (decrease)                                                     (696,085)             1,543,448
Net assets, beginning                                                      1,543,448                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            847,363   $          1,543,448
                                                                ====================   ====================

Units sold                                                                 1,481,378              3,031,401
Units redeemed                                                            (2,195,756)            (1,504,399)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (714,378)             1,527,002
Units outstanding, beginning                                               1,527,002                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    812,624              1,527,002
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,457,265
Cost of units redeemed/account charges                                                           (3,718,193)
Net investment income (loss)                                                                         47,333
Net realized gain (loss)                                                                             84,564
Realized gain distributions                                                                           2,588
Net change in unrealized appreciation (depreciation)                                                (26,194)
                                                                                       --------------------
Net assets                                                                             $            847,363
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04               813   $           847              1.25%              3.2%
12/31/2013                        1.01             1,527             1,543              0.00%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              3.4%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              3.7%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.50%              3.9%
12/31/2013                        1.01                 0                 0              0.00%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              4.2%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              4.5%
12/31/2013                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.2%
      2013          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS NEW DISCOVERY FUND R3 CLASS - 55273H742

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       883,350   $       966,404            38,470
                                                                         ===============   ===============
Receivables: investments sold                                    1,861
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       885,211
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       885,211           700,692   $          1.26
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.31
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $       885,211           700,692
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (11,402)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,402)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,446)
Realized gain distributions                                                                         64,178
Net change in unrealized appreciation (depreciation)                                              (108,861)
                                                                                           ---------------
Net gain (loss)                                                                                    (46,129)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (57,531)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,402)  $             (1,500)
Net realized gain (loss)                                                      (1,446)                 1,011
Realized gain distributions                                                   64,178                 16,463
Net change in unrealized appreciation (depreciation)                        (108,861)                22,510
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (57,531)                38,484
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     989,219                122,708
Cost of units redeemed                                                      (247,077)                (3,366)
Account charges                                                                 (836)                  (552)
                                                                --------------------   --------------------
Increase (decrease)                                                          741,306                118,790
                                                                --------------------   --------------------
Net increase (decrease)                                                      683,775                157,274
Net assets, beginning                                                        201,436                 44,162
                                                                --------------------   --------------------
Net assets, ending                                              $            885,211   $            201,436
                                                                ====================   ====================

Units sold                                                                   762,971                104,271
Units redeemed                                                              (207,896)                (3,061)
                                                                --------------------   --------------------
Net increase (decrease)                                                      555,075                101,210
Units outstanding, beginning                                                 145,617                 44,407
                                                                --------------------   --------------------
Units outstanding, ending                                                    700,692                145,617
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,171,624
Cost of units redeemed/account charges                                                             (274,029)
Net investment income (loss)                                                                        (13,366)
Net realized gain (loss)                                                                               (222)
Realized gain distributions                                                                          84,258
Net change in unrealized appreciation (depreciation)                                                (83,054)
                                                                                       --------------------
Net assets                                                                             $            885,211
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26               701   $           885              1.25%             -8.7%
12/31/2013                        1.38               146               201              1.25%             39.1%
12/31/2012                        0.99                44                44              1.25%             19.3%
12/31/2011                        0.83                23                19              1.25%            -16.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              1.00%             -8.4%
12/31/2013                        1.39                 0                 0              1.00%             39.4%
12/31/2012                        1.00                 0                 0              1.00%             19.6%
12/31/2011                        0.83                 0                 0              1.00%            -16.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.75%             -8.2%
12/31/2013                        1.40                 0                 0              0.75%             39.8%
12/31/2012                        1.00                 0                 0              0.75%             19.9%
12/31/2011                        0.84                 0                 0              0.75%            -16.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.50%             -8.0%
12/31/2013                        1.41                 0                 0              0.50%             40.1%
12/31/2012                        1.01                 0                 0              0.50%             20.2%
12/31/2011                        0.84                 0                 0              0.50%            -16.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.25%             -7.8%
12/31/2013                        1.42                 0                 0              0.25%             40.5%
12/31/2012                        1.01                 0                 0              0.25%             20.5%
12/31/2011                        0.84                 0                 0              0.25%            -16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.00%             -7.5%
12/31/2013                        1.43                 0                 0              0.00%             40.8%
12/31/2012                        1.01                 0                 0              0.00%             20.8%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MFS GROWTH ALLOCATION FUND R2 CLASS - 55273G363 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS NEW DISCOVERY FUND R2 CLASS - 552983173

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       661,717   $       731,007            30,400
                                                                         ===============   ===============
Receivables: investments sold                                    7,404
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       669,121
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       660,759           527,673   $          1.25
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.30
Band 0                                                           8,362             6,390              1.31
                                                       ---------------   ---------------
 Total                                                 $       669,121           534,063
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (7,917)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,917)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (21,436)
Realized gain distributions                                                                         57,869
Net change in unrealized appreciation (depreciation)                                               (77,864)
                                                                                           ---------------
Net gain (loss)                                                                                    (41,431)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (49,348)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,917)  $             (2,426)
Net realized gain (loss)                                                     (21,436)                21,560
Realized gain distributions                                                   57,869                 34,999
Net change in unrealized appreciation (depreciation)                         (77,864)                 5,819
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (49,348)                59,952
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     776,528                381,229
Cost of units redeemed                                                      (466,413)               (98,398)
Account charges                                                                 (314)                  (202)
                                                                --------------------   --------------------
Increase (decrease)                                                          309,801                282,629
                                                                --------------------   --------------------
Net increase (decrease)                                                      260,453                342,581
Net assets, beginning                                                        408,668                 66,087
                                                                --------------------   --------------------
Net assets, ending                                              $            669,121   $            408,668
                                                                ====================   ====================

Units sold                                                                   595,383                321,399
Units redeemed                                                              (358,654)               (90,768)
                                                                --------------------   --------------------
Net increase (decrease)                                                      236,729                230,631
Units outstanding, beginning                                                 297,334                 66,703
                                                                --------------------   --------------------
Units outstanding, ending                                                    534,063                297,334
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,235,579
Cost of units redeemed/account charges                                                             (582,004)
Net investment income (loss)                                                                        (11,010)
Net realized gain (loss)                                                                             (3,441)
Realized gain distributions                                                                          99,287
Net change in unrealized appreciation (depreciation)                                                (69,290)
                                                                                       --------------------
Net assets                                                                             $            669,121
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25               528   $           661              1.25%             -8.9%
12/31/2013                        1.37               297               409              1.25%             38.7%
12/31/2012                        0.99                67                66              1.25%             19.1%
12/31/2011                        0.83                42                35              1.25%            -16.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              1.00%             -8.7%
12/31/2013                        1.38                 0                 0              1.00%             39.1%
12/31/2012                        0.99                 0                 0              1.00%             19.4%
12/31/2011                        0.83                 0                 0              1.00%            -16.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.75%             -8.4%
12/31/2013                        1.39                 0                 0              0.75%             39.4%
12/31/2012                        1.00                 0                 0              0.75%             19.7%
12/31/2011                        0.83                 0                 0              0.75%            -16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.50%             -8.2%
12/31/2013                        1.40                 0                 0              0.50%             39.8%
12/31/2012                        1.00                 0                 0              0.50%             20.0%
12/31/2011                        0.84                 0                 0              0.50%            -16.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.25%             -8.0%
12/31/2013                        1.41                 0                 0              0.25%             40.1%
12/31/2012                        1.01                 0                 0              0.25%             20.3%
12/31/2011                        0.84                 0                 0              0.25%            -16.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 6   $             8              0.00%             -7.7%
12/31/2013                        1.42                 0                 0              0.00%             40.5%
12/31/2012                        1.01                 0                 0              0.00%             20.6%
12/31/2011                        0.84                 0                 0              0.00%            -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MFS GROWTH ALLOCATION FUND R3 CLASS - 552746208 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -0.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS UTILITIES FUND R3 CLASS - 552986689

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        91,417   $        90,870             4,286
                                                                         ===============   ===============
Receivables: investments sold                                      784
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        92,201
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        92,201            49,803   $          1.85
Band 100                                                            --                --              1.87
Band 75                                                             --                --              1.89
Band 50                                                             --                --              1.92
Band 25                                                             --                --              1.94
Band 0                                                              --                --              1.96
                                                       ---------------   ---------------
 Total                                                 $        92,201            49,803
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,558
Mortality & expense charges                                                                           (681)
                                                                                           ---------------
Net investment income (loss)                                                                           877
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               713
Realized gain distributions                                                                          5,337
Net change in unrealized appreciation (depreciation)                                                (2,927)
                                                                                           ---------------
Net gain (loss)                                                                                      3,123
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,000
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                877   $                419
Net realized gain (loss)                                                         713                  1,682
Realized gain distributions                                                    5,337                  1,243
Net change in unrealized appreciation (depreciation)                          (2,927)                 1,299
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,000                  4,643
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      61,500                  9,901
Cost of units redeemed                                                        (3,774)                (8,957)
Account charges                                                                  (10)                    (6)
                                                                --------------------   --------------------
Increase (decrease)                                                           57,716                    938
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,716                  5,581
Net assets, beginning                                                         30,485                 24,904
                                                                --------------------   --------------------
Net assets, ending                                              $             92,201   $             30,485
                                                                ====================   ====================

Units sold                                                                    33,579                  6,583
Units redeemed                                                                (2,085)                (6,026)
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,494                    557
Units outstanding, beginning                                                  18,309                 17,752
                                                                --------------------   --------------------
Units outstanding, ending                                                     49,803                 18,309
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            100,145
Cost of units redeemed/account charges                                                              (19,083)
Net investment income (loss)                                                                          1,885
Net realized gain (loss)                                                                              2,118
Realized gain distributions                                                                           6,589
Net change in unrealized appreciation (depreciation)                                                    547
                                                                                       --------------------
Net assets                                                                             $             92,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                50   $            92              1.25%             11.2%
12/31/2013                        1.67                18                30              1.25%             18.7%
12/31/2012                        1.40                18                25              1.25%             11.9%
12/31/2011                        1.25                13                16              1.25%              5.3%
12/31/2010                        1.19                 0                 0              1.25%             19.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              1.00%             11.5%
12/31/2013                        1.68                 0                 0              1.00%             19.0%
12/31/2012                        1.41                 0                 0              1.00%             12.2%
12/31/2011                        1.26                 0                 0              1.00%              5.5%
12/31/2010                        1.19                 0                 0              1.00%             19.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.75%             11.7%
12/31/2013                        1.70                 0                 0              0.75%             19.3%
12/31/2012                        1.42                 0                 0              0.75%             12.5%
12/31/2011                        1.26                 0                 0              0.75%              5.8%
12/31/2010                        1.19                 0                 0              0.75%             19.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.50%             12.0%
12/31/2013                        1.71                 0                 0              0.50%             19.6%
12/31/2012                        1.43                 0                 0              0.50%             12.8%
12/31/2011                        1.27                 0                 0              0.50%              6.1%
12/31/2010                        1.20                 0                 0              0.50%             19.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.25%             12.3%
12/31/2013                        1.73                 0                 0              0.25%             19.9%
12/31/2012                        1.44                 0                 0              0.25%             13.1%
12/31/2011                        1.27                 0                 0              0.25%              6.3%
12/31/2010                        1.20                 0                 0              0.25%             19.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.00%             12.6%
12/31/2013                        1.74                 0                 0              0.00%             20.2%
12/31/2012                        1.45                 0                 0              0.00%             13.3%
12/31/2011                        1.28                 0                 0              0.00%              6.6%
12/31/2010                        1.20                 0                 0              0.00%             19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          2.8%
      2012          3.1%
      2011          3.3%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND R2 CLASS - 552981565

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       488,134   $       465,756            18,035
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,652)
                                                       ---------------
Net assets                                             $       478,482
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       478,482           320,175   $          1.49
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
 Total                                                 $       478,482           320,175
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,340
Mortality & expense charges                                                                         (5,847)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,507)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,223
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (35,364)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,141)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,648)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,507)  $                157
Net realized gain (loss)                                                      14,223                 10,994
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (35,364)                40,341
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,648)                51,492
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     188,914                309,223
Cost of units redeemed                                                      (129,091)               (50,873)
Account charges                                                                 (176)                  (216)
                                                                --------------------   --------------------
Increase (decrease)                                                           59,647                258,134
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,999                309,626
Net assets, beginning                                                        441,483                131,857
                                                                --------------------   --------------------
Net assets, ending                                              $            478,482   $            441,483
                                                                ====================   ====================

Units sold                                                                   121,432                229,768
Units redeemed                                                               (83,765)               (46,553)
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,667                183,215
Units outstanding, beginning                                                 282,508                 99,293
                                                                --------------------   --------------------
Units outstanding, ending                                                    320,175                282,508
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            616,003
Cost of units redeemed/account charges                                                             (184,630)
Net investment income (loss)                                                                           (961)
Net realized gain (loss)                                                                             25,692
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 22,378
                                                                                       --------------------
Net assets                                                                             $            478,482
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49               320   $           478              1.25%             -4.4%
12/31/2013                        1.56               283               441              1.25%             17.7%
12/31/2012                        1.33                99               132              1.25%             22.9%
12/31/2011                        1.08                45                49              1.25%            -11.6%
12/31/2010                        1.22                 2                 2              1.25%             20.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%             -4.1%
12/31/2013                        1.58                 0                 0              1.00%             18.0%
12/31/2012                        1.34                 0                 0              1.00%             23.2%
12/31/2011                        1.09                 0                 0              1.00%            -11.3%
12/31/2010                        1.23                 0                 0              1.00%             20.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%             -3.9%
12/31/2013                        1.59                 0                 0              0.75%             18.3%
12/31/2012                        1.35                 0                 0              0.75%             23.5%
12/31/2011                        1.09                 0                 0              0.75%            -11.1%
12/31/2010                        1.23                 0                 0              0.75%             20.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%             -3.6%
12/31/2013                        1.61                 0                 0              0.50%             18.6%
12/31/2012                        1.36                 0                 0              0.50%             23.8%
12/31/2011                        1.10                 0                 0              0.50%            -10.9%
12/31/2010                        1.23                 0                 0              0.50%             21.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.25%             -3.4%
12/31/2013                        1.63                 0                 0              0.25%             18.9%
12/31/2012                        1.37                 0                 0              0.25%             24.1%
12/31/2011                        1.10                 0                 0              0.25%            -10.7%
12/31/2010                        1.23                 0                 0              0.25%             21.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.00%             -3.2%
12/31/2013                        1.64                 0                 0              0.00%             19.2%
12/31/2012                        1.38                 0                 0              0.00%             24.4%
12/31/2011                        1.11                 0                 0              0.00%            -10.4%
12/31/2010                        1.24                 0                 0              0.00%             21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.4%
      2012          1.3%
      2011          1.7%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS UTILITIES FUND R2 CLASS - 552986770

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,085,718   $     1,102,577            50,661
                                                                         ===============   ===============
Receivables: investments sold                                    1,981
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,087,699
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       989,559           540,895   $          1.83
Band 100                                                        98,140            53,031              1.85
Band 75                                                             --                --              1.87
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.92
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $     1,087,699           593,926
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,389
Mortality & expense charges                                                                         (8,355)
                                                                                           ---------------
Net investment income (loss)                                                                         9,034
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,351
Realized gain distributions                                                                         64,109
Net change in unrealized appreciation (depreciation)                                               (44,088)
                                                                                           ---------------
Net gain (loss)                                                                                     55,372
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        64,406
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,034   $              4,936
Net realized gain (loss)                                                      35,351                 14,122
Realized gain distributions                                                   64,109                 18,700
Net change in unrealized appreciation (depreciation)                         (44,088)                13,276
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,406                 51,034
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     848,075                263,577
Cost of units redeemed                                                      (279,696)              (104,128)
Account charges                                                                 (216)                  (122)
                                                                --------------------   --------------------
Increase (decrease)                                                          568,163                159,327
                                                                --------------------   --------------------
Net increase (decrease)                                                      632,569                210,361
Net assets, beginning                                                        455,130                244,769
                                                                --------------------   --------------------
Net assets, ending                                              $          1,087,699   $            455,130
                                                                ====================   ====================

Units sold                                                                   486,278                169,044
Units redeemed                                                              (168,348)               (68,734)
                                                                --------------------   --------------------
Net increase (decrease)                                                      317,930                100,310
Units outstanding, beginning                                                 275,996                175,686
                                                                --------------------   --------------------
Units outstanding, ending                                                    593,926                275,996
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,598,262
Cost of units redeemed/account charges                                                             (646,358)
Net investment income (loss)                                                                         19,557
Net realized gain (loss)                                                                             50,190
Realized gain distributions                                                                          82,907
Net change in unrealized appreciation (depreciation)                                                (16,859)
                                                                                       --------------------
Net assets                                                                             $          1,087,699
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83               541   $           990              1.25%             10.9%
12/31/2013                        1.65               276               455              1.25%             18.4%
12/31/2012                        1.39               176               245              1.25%             11.6%
12/31/2011                        1.25               143               179              1.25%              5.0%
12/31/2010                        1.19                 4                 4              1.25%             18.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                53   $            98              1.00%             11.2%
12/31/2013                        1.66                 0                 0              1.00%             18.7%
12/31/2012                        1.40                 0                 0              1.00%             11.9%
12/31/2011                        1.25                 0                 0              1.00%              5.3%
12/31/2010                        1.19                 0                 0              1.00%             19.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.75%             11.5%
12/31/2013                        1.68                 0                 0              0.75%             19.0%
12/31/2012                        1.41                 0                 0              0.75%             12.2%
12/31/2011                        1.26                 0                 0              0.75%              5.5%
12/31/2010                        1.19                 0                 0              0.75%             19.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.50%             11.8%
12/31/2013                        1.69                 0                 0              0.50%             19.3%
12/31/2012                        1.42                 0                 0              0.50%             12.4%
12/31/2011                        1.26                 0                 0              0.50%              5.8%
12/31/2010                        1.19                 0                 0              0.50%             19.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.25%             12.1%
12/31/2013                        1.71                 0                 0              0.25%             19.6%
12/31/2012                        1.43                 0                 0              0.25%             12.7%
12/31/2011                        1.27                 0                 0              0.25%              6.1%
12/31/2010                        1.20                 0                 0              0.25%             19.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.00%             12.3%
12/31/2013                        1.72                 0                 0              0.00%             19.9%
12/31/2012                        1.44                 0                 0              0.00%             13.0%
12/31/2011                        1.27                 0                 0              0.00%              6.3%
12/31/2010                        1.20                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          2.6%
      2012          3.1%
      2011          3.0%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND A CLASS - 552981888

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,361,714   $     4,267,792           197,700
                                                                         ===============   ===============
Receivables: investments sold                                   17,705
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,379,419
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,379,419         1,851,378   $          2.91
Band 100                                                            --                --              2.99
Band 75                                                             --                --              3.07
Band 50                                                             --                --              3.16
Band 25                                                             --                --              3.25
Band 0                                                              --                --              3.40
                                                       ---------------   ---------------
 Total                                                 $     5,379,419         1,851,378
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        69,001
Mortality & expense charges                                                                        (94,632)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,631)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,379,595
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,672,549)
                                                                                           ---------------
Net gain (loss)                                                                                   (292,954)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (318,585)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,631)  $             (6,897)
Net realized gain (loss)                                                   1,379,595                343,164
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,672,549)             1,038,102
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (318,585)             1,374,369
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,148,579              1,952,595
Cost of units redeemed                                                    (4,746,913)            (1,394,039)
Account charges                                                               (1,624)                (1,625)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,599,958)               556,931
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,918,543)             1,931,300
Net assets, beginning                                                      9,297,962              7,366,662
                                                                --------------------   --------------------
Net assets, ending                                              $          5,379,419   $          9,297,962
                                                                ====================   ====================

Units sold                                                                   385,899                709,362
Units redeemed                                                            (1,603,212)              (509,138)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,217,313)               200,224
Units outstanding, beginning                                               3,068,691              2,868,467
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,851,378              3,068,691
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,670,679
Cost of units redeemed/account charges                                                          (17,126,264)
Net investment income (loss)                                                                        (80,561)
Net realized gain (loss)                                                                          1,280,064
Realized gain distributions                                                                       1,541,579
Net change in unrealized appreciation (depreciation)                                              1,093,922
                                                                                       --------------------
Net assets                                                                             $          5,379,419
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.91             1,851   $         5,379              1.25%             -4.1%
12/31/2013                        3.03             3,069             9,298              1.25%             18.0%
12/31/2012                        2.57             2,868             7,367              1.25%             23.2%
12/31/2011                        2.09             2,912             6,072              1.25%            -11.3%
12/31/2010                        2.35             2,892             6,800              1.25%             20.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.99                 0   $             0              1.00%             -3.9%
12/31/2013                        3.11                 0                 0              1.00%             18.3%
12/31/2012                        2.63                 0                 0              1.00%             23.5%
12/31/2011                        2.13                 0                 0              1.00%            -11.1%
12/31/2010                        2.39                 0                 0              1.00%             20.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.07                 0   $             0              0.75%             -3.6%
12/31/2013                        3.19                 0                 0              0.75%             18.6%
12/31/2012                        2.69                 0                 0              0.75%             23.8%
12/31/2011                        2.17                 0                 0              0.75%            -10.9%
12/31/2010                        2.44                 0                 0              0.75%             21.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.16                 0   $             0              0.50%             -3.4%
12/31/2013                        3.27                 0                 0              0.50%             18.9%
12/31/2012                        2.75                 0                 0              0.50%             24.1%
12/31/2011                        2.22                 0                 0              0.50%            -10.6%
12/31/2010                        2.48                 0                 0              0.50%             21.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.25                 0   $             0              0.25%             -3.1%
12/31/2013                        3.36                 0                 0              0.25%             19.2%
12/31/2012                        2.82                 0                 0              0.25%             24.4%
12/31/2011                        2.26                 0                 0              0.25%            -10.4%
12/31/2010                        2.53                 0                 0              0.25%             21.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.40                 0   $             0              0.00%             -2.9%
12/31/2013                        3.50                 0                 0              0.00%             19.5%
12/31/2012                        2.93                 0                 0              0.00%             24.7%
12/31/2011                        2.35                 0                 0              0.00%            -10.2%
12/31/2010                        2.62                 0                 0              0.00%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.2%
      2012          1.2%
      2011          1.1%
      2010          1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       MFS VALUE FUND A CLASS - 552983801

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,738,330   $    13,800,315           499,252
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (294,441)
                                                       ---------------
Net assets                                             $    17,443,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,835,326         5,716,057   $          2.25
Band 100                                                            --                --              2.31
Band 75                                                             --                --              2.38
Band 50                                                             --                --              2.44
Band 25                                                             --                --              2.51
Band 0                                                       4,608,563         1,753,659              2.63
                                                       ---------------   ---------------
 Total                                                 $    17,443,889         7,469,716
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       340,063
Mortality & expense charges                                                                       (147,660)
                                                                                           ---------------
Net investment income (loss)                                                                       192,403
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           463,126
Realized gain distributions                                                                        454,320
Net change in unrealized appreciation (depreciation)                                               438,950
                                                                                           ---------------
Net gain (loss)                                                                                  1,356,396
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,548,799
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            192,403   $            101,736
Net realized gain (loss)                                                     463,126                398,138
Realized gain distributions                                                  454,320                253,221
Net change in unrealized appreciation (depreciation)                         438,950              2,665,780
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,548,799              3,418,875
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,961,941              5,423,638
Cost of units redeemed                                                    (2,570,247)            (2,269,269)
Account charges                                                              (32,806)               (22,727)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,358,888              3,131,642
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,907,687              6,550,517
Net assets, beginning                                                     14,536,202              7,985,685
                                                                --------------------   --------------------
Net assets, ending                                              $         17,443,889   $         14,536,202
                                                                ====================   ====================

Units sold                                                                 1,915,964              3,025,223
Units redeemed                                                            (1,212,324)            (1,179,656)
                                                                --------------------   --------------------
Net increase (decrease)                                                      703,640              1,845,567
Units outstanding, beginning                                               6,766,076              4,920,509
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,469,716              6,766,076
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         23,076,511
Cost of units redeemed/account charges                                                          (12,020,470)
Net investment income (loss)                                                                        425,131
Net realized gain (loss)                                                                          1,139,479
Realized gain distributions                                                                         885,223
Net change in unrealized appreciation (depreciation)                                              3,938,015
                                                                                       --------------------
Net assets                                                                             $         17,443,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25             5,716   $        12,835              1.25%              8.9%
12/31/2013                        2.06             4,937            10,178              1.25%             33.8%
12/31/2012                        1.54             3,066             4,724              1.25%             14.7%
12/31/2011                        1.34             4,364             5,863              1.25%             -1.4%
12/31/2010                        1.36             3,874             5,281              1.25%             10.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.31                 0   $             0              1.00%              9.2%
12/31/2013                        2.12                 0                 0              1.00%             34.1%
12/31/2012                        1.58                 0                 0              1.00%             15.0%
12/31/2011                        1.37                 0                 0              1.00%             -1.2%
12/31/2010                        1.39                 0                 0              1.00%             10.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.38                 0   $             0              0.75%              9.5%
12/31/2013                        2.17                 0                 0              0.75%             34.5%
12/31/2012                        1.61                 0                 0              0.75%             15.3%
12/31/2011                        1.40                 0                 0              0.75%             -1.0%
12/31/2010                        1.41                 0                 0              0.75%             10.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44                 0   $             0              0.50%              9.7%
12/31/2013                        2.23                 0                 0              0.50%             34.8%
12/31/2012                        1.65                 0                 0              0.50%             15.6%
12/31/2011                        1.43                 0                 0              0.50%             -0.7%
12/31/2010                        1.44                 0                 0              0.50%             10.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.51                 0   $             0              0.25%             10.0%
12/31/2013                        2.28                 0                 0              0.25%             35.1%
12/31/2012                        1.69                 0                 0              0.25%             15.8%
12/31/2011                        1.46                 0                 0              0.25%             -0.5%
12/31/2010                        1.47                 0                 0              0.25%             11.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.63             1,754   $         4,609              0.00%             10.3%
12/31/2013                        2.38             1,829             4,358              0.00%             35.5%
12/31/2012                        1.76             1,855             3,262              0.00%             16.1%
12/31/2011                        1.51                 0                 0              0.00%             -0.2%
12/31/2010                        1.52                 0                 0              0.00%             11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          1.8%
      2012          2.3%
      2011          1.7%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS INTERNATIONAL VALUE FUND R3 CLASS - 552746653

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,405,862   $     8,711,173           257,411
                                                                         ===============   ===============
Receivables: investments sold                                   60,387
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,466,249
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,466,249         6,359,318   $          1.33
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $     8,466,249         6,359,318
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       174,780
Mortality & expense charges                                                                        (75,630)
                                                                                           ---------------
Net investment income (loss)                                                                        99,150
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,692
Realized gain distributions                                                                         96,977
Net change in unrealized appreciation (depreciation)                                              (373,539)
                                                                                           ---------------
Net gain (loss)                                                                                   (251,870)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (152,720)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             99,150   $             24,942
Net realized gain (loss)                                                      24,692                    531
Realized gain distributions                                                   96,977                  4,218
Net change in unrealized appreciation (depreciation)                        (373,539)                68,228
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (152,720)                97,919
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,808,191              5,492,451
Cost of units redeemed                                                    (4,171,226)            (2,588,040)
Account charges                                                              (17,021)                (3,305)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,619,944              2,901,106
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,467,224              2,999,025
Net assets, beginning                                                      2,999,025                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          8,466,249   $          2,999,025
                                                                ====================   ====================

Units sold                                                                 7,418,392              4,240,706
Units redeemed                                                            (3,312,633)            (1,987,147)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,105,759              2,253,559
Units outstanding, beginning                                               2,253,559                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,359,318              2,253,559
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,300,642
Cost of units redeemed/account charges                                                           (6,779,592)
Net investment income (loss)                                                                        124,092
Net realized gain (loss)                                                                             25,223
Realized gain distributions                                                                         101,195
Net change in unrealized appreciation (depreciation)                                               (305,311)
                                                                                       --------------------
Net assets                                                                             $          8,466,249
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33             6,359   $         8,466              1.25%              0.0%
12/31/2013                        1.33             2,254             2,999              1.25%             25.8%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                 0   $             0              1.00%              0.3%
12/31/2013                        1.33                 0                 0              1.00%             26.1%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.75%              0.5%
12/31/2013                        1.34                 0                 0              0.75%             26.4%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.50%              0.8%
12/31/2013                        1.34                 0                 0              0.50%             26.7%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.25%              1.0%
12/31/2013                        1.35                 0                 0              0.25%             27.0%
12/31/2012                        1.06                 0                 0              0.25%              5.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.00%              1.3%
12/31/2013                        1.35                 0                 0              0.00%             27.4%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.0%
      2013          1.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND A CLASS - 641224431 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%             -4.3%
12/31/2013                        1.10                 0                 0              0.00%              9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%             -4.1%
12/31/2013                        1.10                 0                 0              0.00%             10.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%             -3.8%
12/31/2013                        1.10                 0                 0              0.00%             10.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%             -3.6%
12/31/2013                        1.10                 0                 0              0.00%             10.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%             -3.3%
12/31/2013                        1.10                 0                 0              0.00%             10.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%             -3.1%
12/31/2013                        1.11                 0                 0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND R3 CLASS - 64122Q804 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.25%             -4.7%
12/31/2013                        1.09                 0                 0              0.00%              9.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%             -4.4%
12/31/2013                        1.10                 0                 0              0.00%              9.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%             -4.2%
12/31/2013                        1.10                 0                 0              0.00%              9.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%             -4.0%
12/31/2013                        1.10                 0                 0              0.00%              9.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%             -3.7%
12/31/2013                        1.10                 0                 0              0.00%             10.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%             -3.5%
12/31/2013                        1.10                 0                 0              0.00%             10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              NEUBERGER BERMAN FOCUS FUND ADVISOR CLASS - 64122M209

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        65,645   $        76,487             7,459
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (149)
                                                       ---------------
Net assets                                             $        65,496
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        40,240            23,661   $          1.70
Band 100                                                        25,256            14,438              1.75
Band 75                                                             --                --              1.80
Band 50                                                             --                --              1.85
Band 25                                                             --                --              1.90
Band 0                                                              --                --              1.96
                                                       ---------------   ---------------
 Total                                                 $        65,496            38,099
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           764
Mortality & expense charges                                                                           (759)
                                                                                           ---------------
Net investment income (loss)                                                                             5
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,321
Realized gain distributions                                                                         20,776
Net change in unrealized appreciation (depreciation)                                               (20,749)
                                                                                           ---------------
Net gain (loss)                                                                                      5,348
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,353
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  5   $                 97
Net realized gain (loss)                                                       5,321                  1,118
Realized gain distributions                                                   20,776                 11,355
Net change in unrealized appreciation (depreciation)                         (20,749)                 2,107
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,353                 14,677
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      21,195                 11,513
Cost of units redeemed                                                       (24,870)                (2,562)
Account charges                                                                   (8)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,683)                 8,936
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,670                 23,613
Net assets, beginning                                                         63,826                 40,213
                                                                --------------------   --------------------
Net assets, ending                                              $             65,496   $             63,826
                                                                ====================   ====================

Units sold                                                                    21,297                  8,819
Units redeemed                                                               (24,041)                (2,273)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,744)                 6,546
Units outstanding, beginning                                                  40,843                 34,297
                                                                --------------------   --------------------
Units outstanding, ending                                                     38,099                 40,843
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            125,537
Cost of units redeemed/account charges                                                              (84,222)
Net investment income (loss)                                                                           (955)
Net realized gain (loss)                                                                             (4,320)
Realized gain distributions                                                                          40,298
Net change in unrealized appreciation (depreciation)                                                (10,842)
                                                                                       --------------------
Net assets                                                                             $             65,496
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                24   $            40              1.25%              8.8%
12/31/2013                        1.56                41                64              1.25%             33.3%
12/31/2012                        1.17                34                40              1.25%             17.8%
12/31/2011                        1.00                51                51              1.25%             -4.4%
12/31/2010                        1.04                51                53              1.25%             10.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                14   $            25              1.00%              9.1%
12/31/2013                        1.60                 0                 0              1.00%             33.6%
12/31/2012                        1.20                 0                 0              1.00%             18.1%
12/31/2011                        1.02                 0                 0              1.00%             -4.2%
12/31/2010                        1.06                 0                 0              1.00%             10.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.75%              9.4%
12/31/2013                        1.64                 0                 0              0.75%             34.0%
12/31/2012                        1.23                 0                 0              0.75%             18.4%
12/31/2011                        1.04                 0                 0              0.75%             -3.9%
12/31/2010                        1.08                 0                 0              0.75%             10.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.50%              9.6%
12/31/2013                        1.69                 0                 0              0.50%             34.3%
12/31/2012                        1.26                 0                 0              0.50%             18.7%
12/31/2011                        1.06                 0                 0              0.50%             -3.7%
12/31/2010                        1.10                 0                 0              0.50%             11.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              0.25%              9.9%
12/31/2013                        1.73                 0                 0              0.25%             34.6%
12/31/2012                        1.29                 0                 0              0.25%             19.0%
12/31/2011                        1.08                 0                 0              0.25%             -3.5%
12/31/2010                        1.12                 0                 0              0.25%             11.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.00%             10.2%
12/31/2013                        1.78                 0                 0              0.00%             35.0%
12/31/2012                        1.32                 0                 0              0.00%             19.3%
12/31/2011                        1.10                 0                 0              0.00%             -3.2%
12/31/2010                        1.14                 0                 0              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.4%
      2012          0.8%
      2011          0.8%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN LARGE CAP VALUE FUND ADVISOR CLASS - 64122M506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,283,733   $     1,394,075            79,351
                                                                         ===============   ===============
Receivables: investments sold                                      178
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,283,911
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,159,011           696,007   $          1.67
Band 100                                                       124,900            73,144              1.71
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.80
Band 25                                                             --                --              1.84
Band 0                                                              --                --              1.89
                                                       ---------------   ---------------
 Total                                                 $     1,283,911           769,151
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        15,273
Mortality & expense charges                                                                        (15,024)
                                                                                           ---------------
Net investment income (loss)                                                                           249
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,419
Realized gain distributions                                                                        245,657
Net change in unrealized appreciation (depreciation)                                              (148,319)
                                                                                           ---------------
Net gain (loss)                                                                                    107,757
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       108,006
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                249   $              5,142
Net realized gain (loss)                                                      10,419                 97,944
Realized gain distributions                                                  245,657                259,323
Net change in unrealized appreciation (depreciation)                        (148,319)               (51,588)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            108,006                310,821
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     117,372                224,102
Cost of units redeemed                                                      (192,052)              (616,320)
Account charges                                                                 (165)                  (264)
                                                                --------------------   --------------------
Increase (decrease)                                                          (74,845)              (392,482)
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,161                (81,661)
Net assets, beginning                                                      1,250,750              1,332,411
                                                                --------------------   --------------------
Net assets, ending                                              $          1,283,911   $          1,250,750
                                                                ====================   ====================

Units sold                                                                   133,338                165,874
Units redeemed                                                              (184,502)              (444,632)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (51,164)              (278,758)
Units outstanding, beginning                                                 820,315              1,099,073
                                                                --------------------   --------------------
Units outstanding, ending                                                    769,151                820,315
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,579,611
Cost of units redeemed/account charges                                                           (8,698,679)
Net investment income (loss)                                                                       (122,776)
Net realized gain (loss)                                                                            (43,159)
Realized gain distributions                                                                         679,256
Net change in unrealized appreciation (depreciation)                                               (110,342)
                                                                                       --------------------
Net assets                                                                             $          1,283,911
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67               696   $         1,159              1.25%              9.2%
12/31/2013                        1.52               815             1,243              1.25%             29.3%
12/31/2012                        1.18               800               943              1.25%             15.2%
12/31/2011                        1.02             1,828             1,871              1.25%            -12.7%
12/31/2010                        1.17             2,258             2,647              1.25%             13.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                73   $           125              1.00%              9.5%
12/31/2013                        1.56                 5                 8              1.00%             29.6%
12/31/2012                        1.20                 5                 6              1.00%             15.4%
12/31/2011                        1.04                 5                 5              1.00%            -12.5%
12/31/2010                        1.19                 5                 6              1.00%             13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.75%              9.8%
12/31/2013                        1.60                 0                 0              0.75%             30.0%
12/31/2012                        1.23                 0                 0              0.75%             15.7%
12/31/2011                        1.06                 0                 0              0.75%            -12.2%
12/31/2010                        1.21                 0                 0              0.75%             14.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.50%             10.1%
12/31/2013                        1.63                 0                 0              0.50%             30.3%
12/31/2012                        1.25                 0                 0              0.50%             16.0%
12/31/2011                        1.08                 0                 0              0.50%            -12.0%
12/31/2010                        1.23                 0                 0              0.50%             14.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.25%             10.3%
12/31/2013                        1.67                 0                 0              0.25%             30.6%
12/31/2012                        1.28                 0                 0              0.25%             16.3%
12/31/2011                        1.10                 0                 0              0.25%            -11.8%
12/31/2010                        1.25                 0                 0              0.25%             14.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.00%             10.6%
12/31/2013                        1.71                 0                 0              0.00%             31.0%
12/31/2012                        1.30               294               383              0.00%             16.6%
12/31/2011                        1.12               272               304              0.00%            -11.6%
12/31/2010                        1.26               407               514              0.00%             15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.4%
      2012          1.2%
      2011          0.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NEUBERGER BERMAN SMALL CAP GROWTH FUND R3 CLASS - 641224183

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        40,729   $        33,630             1,943
                                                                         ===============   ===============
Receivables: investments sold                                      161
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        40,890
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        40,890            21,877   $          1.87
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.97
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $        40,890            21,877
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (408)
                                                                                           ---------------
Net investment income (loss)                                                                          (408)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,832
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    (4)
                                                                                           ---------------
Net gain (loss)                                                                                      1,828
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,420
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (408)  $               (220)
Net realized gain (loss)                                                       1,832                     72
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              (4)                 6,853
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,420                  6,705
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,038                 12,684
Cost of units redeemed                                                          (206)                  (259)
Account charges                                                                  (11)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                           10,821                 12,410
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,241                 19,115
Net assets, beginning                                                         28,649                  9,534
                                                                --------------------   --------------------
Net assets, ending                                              $             40,890   $             28,649
                                                                ====================   ====================

Units sold                                                                    10,565                  8,285
Units redeemed                                                                (4,362)                  (169)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,203                  8,116
Units outstanding, beginning                                                  15,674                  7,558
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,877                 15,674
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             32,159
Cost of units redeemed/account charges                                                                 (534)
Net investment income (loss)                                                                           (787)
Net realized gain (loss)                                                                              2,953
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  7,099
                                                                                       --------------------
Net assets                                                                             $             40,890
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                22   $            41              1.25%              2.3%
12/31/2013                        1.83                16                29              1.25%             44.9%
12/31/2012                        1.26                 8                10              1.25%              7.4%
12/31/2011                        1.18                 7                 9              1.25%             -2.9%
12/31/2010                        1.21                 0                 0              1.25%             18.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              1.00%              2.5%
12/31/2013                        1.85                 0                 0              1.00%             45.3%
12/31/2012                        1.27                 0                 0              1.00%              7.6%
12/31/2011                        1.18                 0                 0              1.00%             -2.7%
12/31/2010                        1.21                 0                 0              1.00%             18.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.75%              2.8%
12/31/2013                        1.87                 0                 0              0.75%             45.6%
12/31/2012                        1.28                 0                 0              0.75%              7.9%
12/31/2011                        1.19                 0                 0              0.75%             -2.4%
12/31/2010                        1.22                 0                 0              0.75%             18.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%              3.0%
12/31/2013                        1.88                 0                 0              0.50%             46.0%
12/31/2012                        1.29                 0                 0              0.50%              8.2%
12/31/2011                        1.19                 0                 0              0.50%             -2.2%
12/31/2010                        1.22                 0                 0              0.50%             19.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.25%              3.3%
12/31/2013                        1.90                 0                 0              0.25%             46.3%
12/31/2012                        1.30                 0                 0              0.25%              8.4%
12/31/2011                        1.20                 0                 0              0.25%             -1.9%
12/31/2010                        1.22                 0                 0              0.25%             19.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.00%              3.5%
12/31/2013                        1.92                 0                 0              0.00%             46.7%
12/31/2012                        1.31                 0                 0              0.00%              8.7%
12/31/2011                        1.21                 0                 0              0.00%             -1.7%
12/31/2010                        1.23                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     NEUBERGER BERMAN SMALL CAP GROWTH FUND A CLASS - 641224225 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.89
Band 100                                                            --                --              1.92
Band 75                                                             --                --              1.94
Band 50                                                             --                --              1.97
Band 25                                                             --                --              1.99
Band 0                                                              --                --              2.02
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              1.25%              2.5%
12/31/2013                        1.85                 0                 0              1.25%             45.2%
12/31/2012                        1.27                 0                 0              1.25%              7.7%
12/31/2011                        1.18                 0                 0              1.25%             -2.7%
12/31/2010                        1.21                 0                 0              1.25%             18.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              1.00%              2.8%
12/31/2013                        1.87                 0                 0              1.00%             45.6%
12/31/2012                        1.28                 0                 0              1.00%              8.0%
12/31/2011                        1.19                 0                 0              1.00%             -2.5%
12/31/2010                        1.22                 0                 0              1.00%             18.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%              3.0%
12/31/2013                        1.88                 0                 0              0.75%             45.9%
12/31/2012                        1.29                 0                 0              0.75%              8.2%
12/31/2011                        1.19                 0                 0              0.75%             -2.2%
12/31/2010                        1.22                 0                 0              0.75%             19.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.50%              3.3%
12/31/2013                        1.90                 0                 0              0.50%             46.3%
12/31/2012                        1.30                 0                 0              0.50%              8.5%
12/31/2011                        1.20                 0                 0              0.50%             -2.0%
12/31/2010                        1.22                 0                 0              0.50%             19.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%              3.6%
12/31/2013                        1.92                 0                 0              0.25%             46.7%
12/31/2012                        1.31                 0                 0              0.25%              8.8%
12/31/2011                        1.21                 0                 0              0.25%             -1.7%
12/31/2010                        1.23                 0                 0              0.25%             19.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.00%              3.8%
12/31/2013                        1.94                 0                 0              0.00%             47.0%
12/31/2012                        1.32                 0                 0              0.00%              9.0%
12/31/2011                        1.21                 0                 0              0.00%             -1.5%
12/31/2010                        1.23                 0                 0              0.00%             20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN SMALL CAP GROWTH FUND ADVISOR CLASS - 641224829

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       653,847   $       519,767            31,200
                                                                         ===============   ===============
Receivables: investments sold                                    1,049
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       654,896
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       545,327           278,970   $          1.95
Band 100                                                        22,672            11,310              2.00
Band 75                                                             --                --              2.06
Band 50                                                             --                --              2.11
Band 25                                                             --                --              2.16
Band 0                                                          86,897            39,204              2.22
                                                       ---------------   ---------------
 Total                                                 $       654,896           329,484
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (7,010)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,010)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            64,564
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (49,300)
                                                                                           ---------------
Net gain (loss)                                                                                     15,264
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,254
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,010)  $             (6,744)
Net realized gain (loss)                                                      64,564                 99,725
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (49,300)               131,016
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,254                223,997
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     267,400                315,830
Cost of units redeemed                                                      (316,301)              (390,086)
Account charges                                                                 (191)                  (206)
                                                                --------------------   --------------------
Increase (decrease)                                                          (49,092)               (74,462)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,838)               149,535
Net assets, beginning                                                        695,734                546,199
                                                                --------------------   --------------------
Net assets, ending                                              $            654,896   $            695,734
                                                                ====================   ====================

Units sold                                                                   157,704                191,459
Units redeemed                                                              (186,934)              (243,908)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,230)               (52,449)
Units outstanding, beginning                                                 358,714                411,163
                                                                --------------------   --------------------
Units outstanding, ending                                                    329,484                358,714
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,185,044
Cost of units redeemed/account charges                                                           (2,727,969)
Net investment income (loss)                                                                        (70,821)
Net realized gain (loss)                                                                            134,562
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                134,080
                                                                                       --------------------
Net assets                                                                             $            654,896
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95               279   $           545              1.25%              2.3%
12/31/2013                        1.91               315               602              1.25%             44.9%
12/31/2012                        1.32               385               508              1.25%              7.4%
12/31/2011                        1.23               426               524              1.25%             -3.1%
12/31/2010                        1.27               810             1,027              1.25%             18.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                11   $            23              1.00%              2.5%
12/31/2013                        1.96                 0                 0              1.00%             45.2%
12/31/2012                        1.35                 0                 0              1.00%              7.6%
12/31/2011                        1.25                 0                 0              1.00%             -2.8%
12/31/2010                        1.29                 0                 0              1.00%             18.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06                 0   $             0              0.75%              2.8%
12/31/2013                        2.00                 0                 0              0.75%             45.6%
12/31/2012                        1.37                 0                 0              0.75%              7.9%
12/31/2011                        1.27                 0                 0              0.75%             -2.6%
12/31/2010                        1.31                 0                 0              0.75%             18.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              0.50%              3.0%
12/31/2013                        2.05                 0                 0              0.50%             45.9%
12/31/2012                        1.40                 0                 0              0.50%              8.2%
12/31/2011                        1.30                 0                 0              0.50%             -2.3%
12/31/2010                        1.33                 0                 0              0.50%             19.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16                 0   $             0              0.25%              3.3%
12/31/2013                        2.09                 0                 0              0.25%             46.3%
12/31/2012                        1.43                 0                 0              0.25%              8.5%
12/31/2011                        1.32                 0                 0              0.25%             -2.1%
12/31/2010                        1.35                 0                 0              0.25%             19.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                39   $            87              0.00%              3.6%
12/31/2013                        2.14                44                94              0.00%             46.7%
12/31/2012                        1.46                26                38              0.00%              8.7%
12/31/2011                        1.34                20                27              0.00%             -1.9%
12/31/2010                        1.37                16                22              0.00%             19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NORTHERN SMALL CAP VALUE FUND R CLASS - 665162400

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        32,395   $        31,391             1,535
                                                                         ===============   ===============
Receivables: investments sold                                       32
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        32,427
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        32,427            19,543   $          1.66
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.68
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.71
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $        32,427            19,543
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           280
Mortality & expense charges                                                                           (365)
                                                                                           ---------------
Net investment income (loss)                                                                           (85)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 7
Realized gain distributions                                                                          1,350
Net change in unrealized appreciation (depreciation)                                                   499
                                                                                           ---------------
Net gain (loss)                                                                                      1,856
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,771
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (85)  $                110
Net realized gain (loss)                                                           7                      6
Realized gain distributions                                                    1,350                  1,720
Net change in unrealized appreciation (depreciation)                             499                    505
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,771                  2,341
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,965                 25,445
Cost of units redeemed                                                            --                    (95)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,965                 25,350
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,736                 27,691
Net assets, beginning                                                         27,691                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             32,427   $             27,691
                                                                ====================   ====================

Units sold                                                                     1,896                 17,711
Units redeemed                                                                    --                    (64)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,896                 17,647
Units outstanding, beginning                                                  17,647                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     19,543                 17,647
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             28,410
Cost of units redeemed/account charges                                                                  (95)
Net investment income (loss)                                                                             25
Net realized gain (loss)                                                                                 13
Realized gain distributions                                                                           3,070
Net change in unrealized appreciation (depreciation)                                                  1,004
                                                                                       --------------------
Net assets                                                                             $             32,427
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                20   $            32              1.25%              5.7%
12/31/2013                        1.57                18                28              1.25%             34.8%
12/31/2012                        1.16                 0                 0              1.25%             12.4%
12/31/2011                        1.04                 0                 0              1.25%              3.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              1.00%              6.0%
12/31/2013                        1.58                 0                 0              1.00%             35.1%
12/31/2012                        1.17                 0                 0              1.00%             12.6%
12/31/2011                        1.04                 0                 0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.75%              6.3%
12/31/2013                        1.59                 0                 0              0.75%             35.4%
12/31/2012                        1.17                 0                 0              0.75%             12.9%
12/31/2011                        1.04                 0                 0              0.75%              3.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.50%              6.5%
12/31/2013                        1.59                 0                 0              0.50%             35.8%
12/31/2012                        1.17                 0                 0              0.50%             13.2%
12/31/2011                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.25%              6.8%
12/31/2013                        1.60                 0                 0              0.25%             36.1%
12/31/2012                        1.18                 0                 0              0.25%             13.5%
12/31/2011                        1.04                 0                 0              0.25%              3.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.00%              7.1%
12/31/2013                        1.61                 0                 0              0.00%             36.4%
12/31/2012                        1.18                 0                 0              0.00%             13.8%
12/31/2011                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.4%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         OAKMARK EQUITY AND INCOME FUND I CLASS - 413838400 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.44
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.56
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.25%              5.6%
12/31/2013                        1.36                 0                 0              1.25%             22.7%
12/31/2012                        1.11                 0                 0              1.25%              7.7%
12/31/2011                        1.03                 0                 0              1.25%             -0.6%
12/31/2010                        1.04                 0                 0              1.25%              8.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.00%              5.9%
12/31/2013                        1.38                 0                 0              1.00%             23.0%
12/31/2012                        1.12                 0                 0              1.00%              8.0%
12/31/2011                        1.04                 0                 0              1.00%             -0.4%
12/31/2010                        1.04                 0                 0              1.00%              8.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.75%              6.1%
12/31/2013                        1.40                 0                 0              0.75%             23.3%
12/31/2012                        1.14                 0                 0              0.75%              8.2%
12/31/2011                        1.05                 0                 0              0.75%             -0.1%
12/31/2010                        1.05                 0                 0              0.75%              8.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%              6.4%
12/31/2013                        1.42                 0                 0              0.50%             23.6%
12/31/2012                        1.15                 0                 0              0.50%              8.5%
12/31/2011                        1.06                 0                 0              0.50%              0.1%
12/31/2010                        1.06                 0                 0              0.50%              9.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%              6.7%
12/31/2013                        1.44                 0                 0              0.25%             23.9%
12/31/2012                        1.16                 0                 0              0.25%              8.8%
12/31/2011                        1.07                 0                 0              0.25%              0.4%
12/31/2010                        1.06                 0                 0              0.25%              9.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.00%              6.9%
12/31/2013                        1.46                 0                 0              0.00%             24.2%
12/31/2012                        1.18                 0                 0              0.00%              9.1%
12/31/2011                        1.08                 0                 0              0.00%              0.6%
12/31/2010                        1.07                 0                 0              0.00%              9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ONEAMERICA ASSET DIRECTOR PORTFOLIO ADVISOR CLASS - 682444401

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    26,861,891   $    24,794,962         1,369,786
                                                                         ===============   ===============
Receivables: investments sold                                   13,329
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    26,875,220
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,426,364         8,887,647   $          2.30
Band 100                                                     2,542,602         1,075,613              2.36
Band 75                                                             --                --              2.43
Band 50                                                      2,473,683           989,215              2.50
Band 25                                                             --                --              2.57
Band 0                                                       1,432,571           538,179              2.66
                                                       ---------------   ---------------
 Total                                                 $    26,875,220        11,490,654
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       400,496
Mortality & expense charges                                                                       (291,492)
                                                                                           ---------------
Net investment income (loss)                                                                       109,004
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           817,919
Realized gain distributions                                                                      2,541,831
Net change in unrealized appreciation (depreciation)                                            (1,588,623)
                                                                                           ---------------
Net gain (loss)                                                                                  1,771,127
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,880,131
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            109,004   $            108,573
Net realized gain (loss)                                                     817,919              1,525,094
Realized gain distributions                                                2,541,831                727,252
Net change in unrealized appreciation (depreciation)                      (1,588,623)             1,488,074
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,880,131              3,848,993
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,920,246              5,795,589
Cost of units redeemed                                                    (6,937,688)            (6,960,394)
Account charges                                                              (14,113)               (18,088)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,031,555)            (1,182,893)
                                                                --------------------   --------------------
Net increase (decrease)                                                      848,576              2,666,100
Net assets, beginning                                                     26,026,644             23,360,544
                                                                --------------------   --------------------
Net assets, ending                                              $         26,875,220   $         26,026,644
                                                                ====================   ====================

Units sold                                                                 3,448,709              5,556,730
Units redeemed                                                            (3,931,721)            (6,110,690)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (483,012)              (553,960)
Units outstanding, beginning                                              11,973,666             12,527,626
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,490,654             11,973,666
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         73,090,937
Cost of units redeemed/account charges                                                          (55,226,376)
Net investment income (loss)                                                                      1,244,943
Net realized gain (loss)                                                                          1,267,069
Realized gain distributions                                                                       4,431,718
Net change in unrealized appreciation (depreciation)                                              2,066,929
                                                                                       --------------------
Net assets                                                                             $         26,875,220
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30             8,888   $        20,426              1.25%              7.2%
12/31/2013                        2.14            10,368            22,234              1.25%             16.5%
12/31/2012                        1.84            10,804            19,895              1.25%              8.7%
12/31/2011                        1.69            10,146            17,196              1.25%             -0.7%
12/31/2010                        1.71             8,756            14,950              1.25%             10.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36             1,076   $         2,543              1.00%              7.4%
12/31/2013                        2.20                32                70              1.00%             16.7%
12/31/2012                        1.88                24                46              1.00%              8.9%
12/31/2011                        1.73                18                31              1.00%             -0.5%
12/31/2010                        1.74                19                34              1.00%             10.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.75%              7.7%
12/31/2013                        2.26                 0                 0              0.75%             17.0%
12/31/2012                        1.93                 0                 0              0.75%              9.2%
12/31/2011                        1.77                 0                 0              0.75%             -0.2%
12/31/2010                        1.77                 0                 0              0.75%             10.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50               989   $         2,474              0.50%              8.0%
12/31/2013                        2.32             1,007             2,333              0.50%             17.3%
12/31/2012                        1.97             1,081             2,134              0.50%              9.5%
12/31/2011                        1.80             1,161             2,094              0.50%              0.0%
12/31/2010                        1.80               743             1,340              0.50%             10.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.57                 0   $             0              0.25%              8.2%
12/31/2013                        2.38                 0                 0              0.25%             17.6%
12/31/2012                        2.02                 0                 0              0.25%              9.8%
12/31/2011                        1.84                 0                 0              0.25%              0.3%
12/31/2010                        1.84                 0                 0              0.25%             11.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.66               538   $         1,433              0.00%              8.5%
12/31/2013                        2.45               566             1,390              0.00%             17.9%
12/31/2012                        2.08               619             1,287              0.00%             10.0%
12/31/2011                        1.89               465               879              0.00%              0.5%
12/31/2010                        1.88               453               852              0.00%             11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.6%
      2012          2.1%
      2011          2.0%
      2010          2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    80,526,200   $    74,523,178         4,076,331
                                                                         ===============   ===============
Receivables: investments sold                                   22,107
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    80,548,307
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    75,407,468        11,830,740   $          6.37
Band 100                                                            --                --              6.56
Band 75                                                             --                --              6.74
Band 50                                                             --                --              6.94
Band 25                                                             --                --              7.13
Band 0                                                       5,140,839         1,971,595              2.61
                                                       ---------------   ---------------
 Total                                                 $    80,548,307        13,802,335
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     1,439,163
Mortality & expense charges                                                                       (948,332)
                                                                                           ---------------
Net investment income (loss)                                                                       490,831
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,724,658
Realized gain distributions                                                                      7,583,119
Net change in unrealized appreciation (depreciation)                                            (4,976,698)
                                                                                           ---------------
Net gain (loss)                                                                                  5,331,079
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     5,821,910
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            490,831   $            529,518
Net realized gain (loss)                                                   2,724,658              2,052,541
Realized gain distributions                                                7,583,119              2,482,453
Net change in unrealized appreciation (depreciation)                      (4,976,698)             9,137,678
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,821,910             14,202,190
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,469,531              9,999,951
Cost of units redeemed                                                   (22,637,936)           (26,577,928)
Account charges                                                              (25,256)               (25,779)
                                                                --------------------   --------------------
Increase (decrease)                                                      (15,193,661)           (16,603,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (9,371,751)            (2,401,566)
Net assets, beginning                                                     89,920,058             92,321,624
                                                                --------------------   --------------------
Net assets, ending                                              $         80,548,307   $         89,920,058
                                                                ====================   ====================

Units sold                                                                 1,310,529              1,896,707
Units redeemed                                                            (3,990,254)            (5,016,440)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,679,725)            (3,119,733)
Units outstanding, beginning                                              16,482,060             19,601,793
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,802,335             16,482,060
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        279,353,388
Cost of units redeemed/account charges                                                         (266,356,843)
Net investment income (loss)                                                                     21,403,286
Net realized gain (loss)                                                                         14,577,332
Realized gain distributions                                                                      25,568,122
Net change in unrealized appreciation (depreciation)                                              6,003,022
                                                                                       --------------------
Net assets                                                                             $         80,548,307
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.37            11,831   $        75,407              1.25%              7.5%
12/31/2013                        5.93            14,272            84,625              1.25%             16.8%
12/31/2012                        5.08            17,248            87,554              1.25%              9.0%
12/31/2011                        4.66            17,988            83,787              1.25%             -0.4%
12/31/2010                        4.68            18,576            86,906              1.25%             10.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.56                 0   $             0              1.00%              7.8%
12/31/2013                        6.08                 0                 0              1.00%             17.1%
12/31/2012                        5.20                 0                 0              1.00%              9.3%
12/31/2011                        4.76                 0                 0              1.00%             -0.2%
12/31/2010                        4.76                 0                 0              1.00%             10.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.74                 0   $             0              0.75%              8.0%
12/31/2013                        6.24                 0                 0              0.75%             17.4%
12/31/2012                        5.32                 0                 0              0.75%              9.5%
12/31/2011                        4.85                 0                 0              0.75%              0.1%
12/31/2010                        4.85                 0                 0              0.75%             11.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.94                 0   $             0              0.50%              8.3%
12/31/2013                        6.40                 0                 0              0.50%             17.7%
12/31/2012                        5.44                 0                 0              0.50%              9.8%
12/31/2011                        4.96                 0                 0              0.50%              0.3%
12/31/2010                        4.94                 0                 0              0.50%             11.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.13                 0   $             0              0.25%              8.6%
12/31/2013                        6.57                 0                 0              0.25%             18.0%
12/31/2012                        5.57                 0                 0              0.25%             10.1%
12/31/2011                        5.06                 0                 0              0.25%              0.6%
12/31/2010                        5.03                 0                 0              0.25%             11.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.61             1,972   $         5,141              0.00%              8.8%
12/31/2013                        2.40             2,210             5,295              0.00%             18.3%
12/31/2012                        2.03             2,354             4,767              0.00%             10.4%
12/31/2011                        1.84             2,427             4,454              0.00%              0.8%
12/31/2010                        1.82             2,534             4,614              0.00%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.7%
      2012          2.3%
      2011          2.1%
      2010          2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO ADVISOR CLASS - 682444203

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,696,162   $     2,790,038           244,074
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (601)
                                                       ---------------
Net assets                                             $     2,695,561
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,345,457           940,203   $          1.43
Band 100                                                       200,130           135,975              1.47
Band 75                                                             --                --              1.51
Band 50                                                      1,149,974           738,591              1.56
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $     2,695,561         1,814,769
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        65,386
Mortality & expense charges                                                                        (26,035)
                                                                                           ---------------
Net investment income (loss)                                                                        39,351
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (27,446)
Realized gain distributions                                                                         10,533
Net change in unrealized appreciation (depreciation)                                                95,518
                                                                                           ---------------
Net gain (loss)                                                                                     78,605
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       117,956
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,351   $             43,519
Net realized gain (loss)                                                     (27,446)               (22,175)
Realized gain distributions                                                   10,533                 18,759
Net change in unrealized appreciation (depreciation)                          95,518               (164,267)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            117,956               (124,164)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     381,973                304,900
Cost of units redeemed                                                      (796,301)            (1,145,947)
Account charges                                                                 (475)                  (564)
                                                                --------------------   --------------------
Increase (decrease)                                                         (414,803)              (841,611)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (296,847)              (965,775)
Net assets, beginning                                                      2,992,408              3,958,183
                                                                --------------------   --------------------
Net assets, ending                                              $          2,695,561   $          2,992,408
                                                                ====================   ====================

Units sold                                                                   402,780                413,628
Units redeemed                                                              (704,139)              (980,470)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (301,359)              (566,842)
Units outstanding, beginning                                               2,116,128              2,682,970
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,814,769              2,116,128
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,447,870
Cost of units redeemed/account charges                                                              447,066
Net investment income (loss)                                                                        618,389
Net realized gain (loss)                                                                             65,683
Realized gain distributions                                                                         210,429
Net change in unrealized appreciation (depreciation)                                                (93,876)
                                                                                       --------------------
Net assets                                                                             $          2,695,561
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43               940   $         1,345              1.25%              3.9%
12/31/2013                        1.38             1,397             1,924              1.25%             -3.7%
12/31/2012                        1.43             1,678             2,400              1.25%              2.6%
12/31/2011                        1.39             1,768             2,465              1.25%              5.7%
12/31/2010                        1.32             1,746             2,303              1.25%              5.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47               136   $           200              1.00%              4.2%
12/31/2013                        1.41                14                19              1.00%             -3.5%
12/31/2012                        1.46                13                19              1.00%              2.8%
12/31/2011                        1.42                12                17              1.00%              6.0%
12/31/2010                        1.34                14                19              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%              4.4%
12/31/2013                        1.45                 0                 0              0.75%             -3.2%
12/31/2012                        1.50                 0                 0              0.75%              3.1%
12/31/2011                        1.45                 0                 0              0.75%              6.2%
12/31/2010                        1.37                 0                 0              0.75%              6.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56               739   $         1,150              0.50%              4.7%
12/31/2013                        1.49               705             1,049              0.50%             -3.0%
12/31/2012                        1.53               771             1,183              0.50%              3.4%
12/31/2011                        1.48               869             1,289              0.50%              6.5%
12/31/2010                        1.39               688               959              0.50%              6.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              5.0%
12/31/2013                        1.53                 0                 0              0.25%             -2.8%
12/31/2012                        1.57                 0                 0              0.25%              3.6%
12/31/2011                        1.51                 0                 0              0.25%              6.8%
12/31/2010                        1.42                 0                 0              0.25%              6.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.00%              5.2%
12/31/2013                        1.58                 0                 0              0.00%             -2.5%
12/31/2012                        1.62               220               356              0.00%              3.9%
12/31/2011                        1.56               217               337              0.00%              7.0%
12/31/2010                        1.45                20                29              0.00%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          2.2%
      2012          2.6%
      2011          3.5%
      2010          4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,739,459   $    16,116,480         1,420,201
                                                                         ===============   ===============
Receivables: investments sold                                    4,898
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,744,357
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,303,637         4,281,467   $          3.34
Band 100                                                            --                --              3.44
Band 75                                                             --                --              3.53
Band 50                                                             --                --              3.63
Band 25                                                             --                --              3.74
Band 0                                                       1,440,720           761,437              1.89
                                                       ---------------   ---------------
 Total                                                 $    15,744,357         5,042,904
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       429,732
Mortality & expense charges                                                                       (201,783)
                                                                                           ---------------
Net investment income (loss)                                                                       227,949
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (73,177)
Realized gain distributions                                                                         61,079
Net change in unrealized appreciation (depreciation)                                               540,213
                                                                                           ---------------
Net gain (loss)                                                                                    528,115
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       756,064
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            227,949   $            294,209
Net realized gain (loss)                                                     (73,177)               128,811
Realized gain distributions                                                   61,079                114,997
Net change in unrealized appreciation (depreciation)                         540,213             (1,236,396)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            756,064               (698,379)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,669,499              3,754,463
Cost of units redeemed                                                    (6,104,251)            (8,628,314)
Account charges                                                               (5,208)                (5,753)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,439,960)            (4,879,604)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,683,896)            (5,577,983)
Net assets, beginning                                                     18,428,253             24,006,236
                                                                --------------------   --------------------
Net assets, ending                                              $         15,744,357   $         18,428,253
                                                                ====================   ====================

Units sold                                                                   927,636              1,278,239
Units redeemed                                                            (1,919,554)            (2,735,462)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (991,918)            (1,457,223)
Units outstanding, beginning                                               6,034,822              7,492,045
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,042,904              6,034,822
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        244,171,062
Cost of units redeemed/account charges                                                         (242,967,076)
Net investment income (loss)                                                                     12,769,168
Net realized gain (loss)                                                                            814,503
Realized gain distributions                                                                       1,333,721
Net change in unrealized appreciation (depreciation)                                               (377,021)
                                                                                       --------------------
Net assets                                                                             $         15,744,357
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.34             4,281   $        14,304              1.25%              4.2%
12/31/2013                        3.21             5,385            17,264              1.25%             -3.4%
12/31/2012                        3.32             6,912            22,942              1.25%              2.9%
12/31/2011                        3.23             7,164            23,114              1.25%              6.0%
12/31/2010                        3.04             7,273            22,132              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.44                 0   $             0              1.00%              4.5%
12/31/2013                        3.29                 0                 0              1.00%             -3.2%
12/31/2012                        3.40                 0                 0              1.00%              3.1%
12/31/2011                        3.29                 0                 0              1.00%              6.3%
12/31/2010                        3.10                 0                 0              1.00%              6.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.53                 0   $             0              0.75%              4.7%
12/31/2013                        3.37                 0                 0              0.75%             -2.9%
12/31/2012                        3.48                 0                 0              0.75%              3.4%
12/31/2011                        3.36                 0                 0              0.75%              6.6%
12/31/2010                        3.16                 0                 0              0.75%              6.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.63                 0   $             0              0.50%              5.0%
12/31/2013                        3.46                 0                 0              0.50%             -2.7%
12/31/2012                        3.56                 0                 0              0.50%              3.7%
12/31/2011                        3.43                 0                 0              0.50%              6.8%
12/31/2010                        3.21                 0                 0              0.50%              6.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.74                 0   $             0              0.25%              5.3%
12/31/2013                        3.55                 0                 0              0.25%             -2.5%
12/31/2012                        3.64                 0                 0              0.25%              3.9%
12/31/2011                        3.50                 0                 0              0.25%              7.1%
12/31/2010                        3.27                 0                 0              0.25%              7.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89               761   $         1,441              0.00%              5.5%
12/31/2013                        1.79               650             1,165              0.00%             -2.2%
12/31/2012                        1.83               580             1,064              0.00%              4.2%
12/31/2011                        1.76               338               594              0.00%              7.4%
12/31/2010                        1.64               264               433              0.00%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          2.5%
      2012          3.0%
      2011          3.5%
      2010          4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ONEAMERICA MONEY MARKET PORTFOLIO ADVISOR CLASS - 682444104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,809,199   $     6,809,199         6,790,789
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (18,410)
                                                       ---------------
Net assets                                             $     6,790,789
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,840,892         3,881,865   $          0.99
Band 100                                                     2,403,776         2,361,948              1.02
Band 75                                                             --                --              1.05
Band 50                                                        353,443           328,338              1.08
Band 25                                                             --                --              1.11
Band 0                                                         192,678           168,134              1.15
                                                       ---------------   ---------------
 Total                                                 $     6,790,789         6,740,285
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (72,435)
                                                                                           ---------------
Net investment income (loss)                                                                       (72,435)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (72,435)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (72,435)  $            (75,318)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (72,435)               (75,318)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,814,157              4,878,083
Cost of units redeemed                                                    (4,518,913)            (4,670,817)
Account charges                                                               (2,741)                (2,678)
                                                                --------------------   --------------------
Increase (decrease)                                                          292,503                204,588
                                                                --------------------   --------------------
Net increase (decrease)                                                      220,068                129,270
Net assets, beginning                                                      6,570,721              6,441,451
                                                                --------------------   --------------------
Net assets, ending                                              $          6,790,789   $          6,570,721
                                                                ====================   ====================

Units sold                                                                 6,094,457              5,364,335
Units redeemed                                                            (5,862,448)            (5,173,483)
                                                                --------------------   --------------------
Net increase (decrease)                                                      232,009                190,852
Units outstanding, beginning                                               6,508,276              6,317,424
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,740,285              6,508,276
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         50,342,877
Cost of units redeemed/account charges                                                          (43,272,891)
Net investment income (loss)                                                                       (279,198)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          6,790,789
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99             3,882   $         3,841              1.25%             -1.2%
12/31/2013                        1.00             5,779             5,790              1.25%             -1.2%
12/31/2012                        1.01             5,825             5,910              1.25%             -1.2%
12/31/2011                        1.03             5,203             5,345              1.25%             -1.2%
12/31/2010                        1.04             5,653             5,881              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02             2,362   $         2,404              1.00%             -1.0%
12/31/2013                        1.03               307               316              1.00%             -1.0%
12/31/2012                        1.04               182               189              1.00%             -1.0%
12/31/2011                        1.05               113               118              1.00%             -1.0%
12/31/2010                        1.06                75                79              1.00%             -1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%             -0.8%
12/31/2013                        1.05                 0                 0              0.75%             -0.8%
12/31/2012                        1.06                 0                 0              0.75%             -0.8%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%             -0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08               328   $           353              0.50%             -0.5%
12/31/2013                        1.08               291               314              0.50%             -0.5%
12/31/2012                        1.09               214               233              0.50%             -0.5%
12/31/2011                        1.09               152               166              0.50%             -0.5%
12/31/2010                        1.10               127               140              0.50%             -0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%             -0.3%
12/31/2013                        1.11                 0                 0              0.25%             -0.3%
12/31/2012                        1.11                 0                 0              0.25%             -0.3%
12/31/2011                        1.12                 0                 0              0.25%             -0.3%
12/31/2010                        1.12                 0                 0              0.25%             -0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15               168   $           193              0.00%              0.0%
12/31/2013                        1.15               132               151              0.00%              0.0%
12/31/2012                        1.15                96               110              0.00%              0.0%
12/31/2011                        1.15                65                75              0.00%              0.0%
12/31/2010                        1.15                39                45              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,001,161   $    15,001,161        14,713,458
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (287,702)
                                                       ---------------
Net assets                                             $    14,713,459
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,491,167         9,859,768   $          1.47
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.65
Band 0                                                         222,292           187,948              1.18
                                                       ---------------   ---------------
 Total                                                 $    14,713,459        10,047,716
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (185,028)
                                                                                           ---------------
Net investment income (loss)                                                                      (185,028)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    (1)
                                                                                           ---------------
Net gain (loss)                                                                                         (1)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (185,029)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (185,028)  $           (212,778)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              (1)                     1
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (185,029)              (212,777)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,451,507             10,321,869
Cost of units redeemed                                                   (11,907,335)           (13,726,298)
Account charges                                                               (6,435)                (6,878)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,462,263)            (3,411,307)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,647,292)            (3,624,084)
Net assets, beginning                                                     16,360,751             19,984,835
                                                                --------------------   --------------------
Net assets, ending                                              $         14,713,459   $         16,360,751
                                                                ====================   ====================

Units sold                                                                 8,678,159              7,325,137
Units redeemed                                                            (9,670,118)            (9,553,997)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (991,959)            (2,228,860)
Units outstanding, beginning                                              11,039,675             13,268,535
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,047,716             11,039,675
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        930,975,953
Cost of units redeemed/account charges                                                         (919,774,815)
Net investment income (loss)                                                                      3,512,312
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               9
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $         14,713,459
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47             9,860   $        14,491              1.25%             -1.2%
12/31/2013                        1.49            10,814            16,094              1.25%             -1.2%
12/31/2012                        1.51            13,238            19,949              1.25%             -1.2%
12/31/2011                        1.53            19,008            29,005              1.25%             -1.2%
12/31/2010                        1.55            18,566            28,686              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%             -1.0%
12/31/2013                        1.53                 0                 0              1.00%             -1.0%
12/31/2012                        1.54                 0                 0              1.00%             -1.0%
12/31/2011                        1.56                 0                 0              1.00%             -1.0%
12/31/2010                        1.57                 0                 0              1.00%             -1.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%             -0.7%
12/31/2013                        1.57                 0                 0              0.75%             -0.7%
12/31/2012                        1.58                 0                 0              0.75%             -0.7%
12/31/2011                        1.59                 0                 0              0.75%             -0.7%
12/31/2010                        1.60                 0                 0              0.75%             -0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.50%             -0.5%
12/31/2013                        1.61                 0                 0              0.50%             -0.5%
12/31/2012                        1.62                 0                 0              0.50%             -0.5%
12/31/2011                        1.62                 0                 0              0.50%             -0.5%
12/31/2010                        1.63                 0                 0              0.50%             -0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.25%             -0.2%
12/31/2013                        1.65                 0                 0              0.25%             -0.2%
12/31/2012                        1.65                 0                 0              0.25%             -0.2%
12/31/2011                        1.66                 0                 0              0.25%             -0.2%
12/31/2010                        1.66                 0                 0              0.25%             -0.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18               188   $           222              0.00%              0.0%
12/31/2013                        1.18               225               267              0.00%              0.0%
12/31/2012                        1.18                30                36              0.00%              0.0%
12/31/2011                        1.18                 9                11              0.00%              0.0%
12/31/2010                        1.18                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO O CLASS - 682444500

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,610,985   $     1,269,790           118,092
                                                                         ===============   ===============
Receivables: investments sold                                      743
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,611,728
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,611,728         1,198,023   $          1.35
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $     1,611,728         1,198,023
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        15,755
Mortality & expense charges                                                                        (19,869)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,114)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            67,560
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                53,964
                                                                                           ---------------
Net gain (loss)                                                                                    121,524
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       117,410
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,114)  $             (3,497)
Net realized gain (loss)                                                      67,560                 45,501
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          53,964                258,109
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            117,410                300,113
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     189,786              1,155,128
Cost of units redeemed                                                      (292,643)              (286,973)
Account charges                                                               (1,116)                (3,644)
                                                                --------------------   --------------------
Increase (decrease)                                                         (103,973)               864,511
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,437              1,164,624
Net assets, beginning                                                      1,598,291                433,667
                                                                --------------------   --------------------
Net assets, ending                                              $          1,611,728   $          1,598,291
                                                                ====================   ====================

Units sold                                                                   183,367              1,094,983
Units redeemed                                                              (266,147)              (265,308)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (82,780)               829,675
Units outstanding, beginning                                               1,280,803                451,128
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,198,023              1,280,803
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,749,767
Cost of units redeemed/account charges                                                           (1,517,836)
Net investment income (loss)                                                                        (10,179)
Net realized gain (loss)                                                                             41,773
Realized gain distributions                                                                           7,008
Net change in unrealized appreciation (depreciation)                                                341,195
                                                                                       --------------------
Net assets                                                                             $          1,611,728
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35             1,198   $         1,612              1.25%              7.8%
12/31/2013                        1.25             1,281             1,598              1.25%             29.8%
12/31/2012                        0.96               451               434              1.25%              9.6%
12/31/2011                        0.88               456               400              1.25%             -4.7%
12/31/2010                        0.92               431               397              1.25%              9.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              1.00%              8.1%
12/31/2013                        1.27                 0                 0              1.00%             30.1%
12/31/2012                        0.98                 0                 0              1.00%              9.9%
12/31/2011                        0.89                 0                 0              1.00%             -4.5%
12/31/2010                        0.93                 0                 0              1.00%             10.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.75%              8.3%
12/31/2013                        1.30                 0                 0              0.75%             30.5%
12/31/2012                        0.99                 0                 0              0.75%             10.2%
12/31/2011                        0.90                 0                 0              0.75%             -4.2%
12/31/2010                        0.94                 0                 0              0.75%             10.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.50%              8.6%
12/31/2013                        1.32                 0                 0              0.50%             30.8%
12/31/2012                        1.01                 0                 0              0.50%             10.4%
12/31/2011                        0.92                 0                 0              0.50%             -4.0%
12/31/2010                        0.95                 0                 0              0.50%             10.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.25%              8.9%
12/31/2013                        1.35                 0                 0              0.25%             31.1%
12/31/2012                        1.03                 0                 0              0.25%             10.7%
12/31/2011                        0.93                 0                 0              0.25%             -3.7%
12/31/2010                        0.97               130               126              0.25%             10.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.00%              9.2%
12/31/2013                        1.37                 0                 0              0.00%             31.4%
12/31/2012                        1.05                 0                 0              0.00%             11.0%
12/31/2011                        0.94                 0                 0              0.00%             -3.5%
12/31/2010                        0.98                 0                 0              0.00%             11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          1.1%
      2012          1.1%
      2011          0.7%
      2010          1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO ADVISOR CLASS - 682444609

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       959,528   $       679,113            70,314
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (158)
                                                       ---------------
Net assets                                             $       959,370
                                                       ===============

                                                                              UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       893,018           681,069   $          1.31
Band 100                                                        37,018            27,621              1.34
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.43
Band 0                                                          29,334            20,052              1.46
                                                       ---------------   ---------------
 Total                                                 $       959,370           728,742
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,683
Mortality & expense charges                                                                        (10,420)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,737)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,292
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                49,587
                                                                                           ---------------
Net gain (loss)                                                                                     70,879
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        67,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,737)  $             (4,462)
Net realized gain (loss)                                                      21,292                 12,068
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          49,587                163,083
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             67,142                170,689
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     217,876                 77,840
Cost of units redeemed                                                      (115,926)               (24,427)
Account charges                                                                 (456)                  (324)
                                                                --------------------   --------------------
Increase (decrease)                                                          101,494                 53,089
                                                                --------------------   --------------------
Net increase (decrease)                                                      168,636                223,778
Net assets, beginning                                                        790,734                566,956
                                                                --------------------   --------------------
Net assets, ending                                              $            959,370   $            790,734
                                                                ====================   ====================

Units sold                                                                   260,771                107,964
Units redeemed                                                              (178,893)               (62,741)
                                                                --------------------   --------------------
Net increase (decrease)                                                       81,878                 45,223
Units outstanding, beginning                                                 646,864                601,641
                                                                --------------------   --------------------
Units outstanding, ending                                                    728,742                646,864
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,763,843
Cost of units redeemed/account charges                                                           (1,097,006)
Net investment income (loss)                                                                         (8,659)
Net realized gain (loss)                                                                             17,980
Realized gain distributions                                                                           2,797
Net change in unrealized appreciation (depreciation)                                                280,415
                                                                                       --------------------
Net assets                                                                             $            959,370
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31               681   $           893              1.25%              7.5%
12/31/2013                        1.22               623               759              1.25%             29.5%
12/31/2012                        0.94               590               556              1.25%              9.3%
12/31/2011                        0.86               571               492              1.25%             -5.0%
12/31/2010                        0.91               590               535              1.25%              9.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                28   $            37              1.00%              7.8%
12/31/2013                        1.24                12                14              1.00%             29.8%
12/31/2012                        0.96                10                 9              1.00%              9.6%
12/31/2011                        0.87                 8                 7              1.00%             -4.7%
12/31/2010                        0.92                 6                 5              1.00%              9.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.75%              8.1%
12/31/2013                        1.27                 0                 0              0.75%             30.1%
12/31/2012                        0.97                 0                 0              0.75%              9.8%
12/31/2011                        0.89                 0                 0              0.75%             -4.5%
12/31/2010                        0.93                 0                 0              0.75%             10.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.50%              8.3%
12/31/2013                        1.29                 0                 0              0.50%             30.5%
12/31/2012                        0.99                 0                 0              0.50%             10.1%
12/31/2011                        0.90                 0                 0              0.50%             -4.3%
12/31/2010                        0.94                 0                 0              0.50%             10.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.25%              8.6%
12/31/2013                        1.32                 0                 0              0.25%             30.8%
12/31/2012                        1.01                 0                 0              0.25%             10.4%
12/31/2011                        0.91                 0                 0              0.25%             -4.0%
12/31/2010                        0.95                 0                 0              0.25%             10.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)             ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                20   $            29              0.00%              8.9%
12/31/2013                        1.34                13                17              0.00%             31.1%
12/31/2012                        1.02                 2                 2              0.00%             10.7%
12/31/2011                        0.93               171               158              0.00%             -3.8%
12/31/2010                        0.96               220               212              0.00%             10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.5%
      2012          0.8%
      2011          0.5%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    57,065,223   $    50,274,772         2,136,333
                                                                         ===============   ===============
Receivables: investments sold                                   26,161
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    57,091,384
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    53,116,134         6,100,059   $          8.71
Band 100                                                            --                --              8.96
Band 75                                                             --                --              9.21
Band 50                                                             --                --              9.47
Band 25                                                             --                --              9.74
Band 0                                                              --                --              2.85
Band S                                                       3,975,250            73,702             53.94
                                                       ---------------   ---------------
 Total                                                 $    57,091,384         6,173,761
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       914,406
Mortality & expense charges                                                                       (679,676)
                                                                                           ---------------
Net investment income (loss)                                                                       234,730
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,113,552
Realized gain distributions                                                                      7,720,340
Net change in unrealized appreciation (depreciation)                                            (5,875,753)
                                                                                           ---------------
Net gain (loss)                                                                                  4,958,139
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     5,192,869
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            234,730   $            202,957
Net realized gain (loss)                                                   3,113,552              1,116,427
Realized gain distributions                                                7,720,340                303,721
Net change in unrealized appreciation (depreciation)                      (5,875,753)            15,192,347
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,192,869             16,815,452
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,317,768              4,263,663
Cost of units redeemed                                                   (16,398,864)           (18,810,591)
Account charges                                                              (18,690)               (15,370)
                                                                --------------------   --------------------
Increase (decrease)                                                      (13,099,786)           (14,562,298)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,906,917)             2,253,154
Net assets, beginning                                                     64,998,301             62,745,147
                                                                --------------------   --------------------
Net assets, ending                                              $         57,091,384   $         64,998,301
                                                                ====================   ====================

Units sold                                                                   425,742                627,599
Units redeemed                                                            (2,042,848)            (2,855,341)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,617,106)            (2,227,742)
Units outstanding, beginning                                               7,790,867             10,018,609
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,173,761              7,790,867
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        338,112,304
Cost of units redeemed/account charges                                                         (363,687,941)
Net investment income (loss)                                                                     18,216,466
Net realized gain (loss)                                                                         22,783,104
Realized gain distributions                                                                      34,877,000
Net change in unrealized appreciation (depreciation)                                              6,790,451
                                                                                       --------------------
Net assets                                                                             $         57,091,384
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.71             6,100   $        53,116              1.25%              9.8%
12/31/2013                        7.93             7,712            61,169              1.25%             30.7%
12/31/2012                        6.07             9,747            59,162              1.25%             11.9%
12/31/2011                        5.42            10,880            59,000              1.25%             -3.6%
12/31/2010                        5.62            11,108            62,465              1.25%             12.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.96                 0   $             0              1.00%             10.1%
12/31/2013                        8.14                 0                 0              1.00%             31.0%
12/31/2012                        6.21                 0                 0              1.00%             12.2%
12/31/2011                        5.54                 0                 0              1.00%             -3.3%
12/31/2010                        5.73                 0                 0              1.00%             12.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.21                 0   $             0              0.75%             10.3%
12/31/2013                        8.35                 0                 0              0.75%             31.3%
12/31/2012                        6.36                 0                 0              0.75%             12.5%
12/31/2011                        5.65                 0                 0              0.75%             -3.1%
12/31/2010                        5.83                 0                 0              0.75%             12.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.47                 0   $             0              0.50%             10.6%
12/31/2013                        8.57                 0                 0              0.50%             31.7%
12/31/2012                        6.51                 0                 0              0.50%             12.8%
12/31/2011                        5.77                 0                 0              0.50%             -2.8%
12/31/2010                        5.94                 0                 0              0.50%             13.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.74                 0   $             0              0.25%             10.9%
12/31/2013                        8.79                 0                 0              0.25%             32.0%
12/31/2012                        6.66                 0                 0              0.25%             13.1%
12/31/2011                        5.89                 0                 0              0.25%             -2.6%
12/31/2010                        6.05                56               338              0.25%             13.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.85                 0   $             0              0.00%             11.2%
12/31/2013                        2.57                 0                 0              0.00%             32.3%
12/31/2012                        1.94               184               357              0.00%             13.3%
12/31/2011                        1.71               140               240              0.00%             -2.4%
12/31/2010                        1.75               128               224              0.00%             13.5%

                                                               BAND S
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014                       53.94                74             3,975              0.50%             10.6%
12/31/2013                       48.76                79             3,829              0.50%             31.7%
12/31/2012                       37.04                87             3,226              0.50%             12.8%
12/31/2011                       32.84                95             3,130              0.50%             -2.8%
12/31/2010                       33.80               100             3,382              0.50%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.5%
      2012          1.9%
      2011          1.5%
      2007          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ONEAMERICA VALUE PORTFOLIO ADVISOR CLASS - 682444302

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,116,777   $     6,788,122           303,860
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (70,551)
                                                       ---------------
Net assets                                             $     8,046,226
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,565,263         2,060,820   $          2.70
Band 100                                                       627,688           225,982              2.78
Band 75                                                             --                --              2.86
Band 50                                                      1,741,795           592,790              2.94
Band 25                                                             --                --              3.02
Band 0                                                         111,480            35,641              3.13
                                                       ---------------   ---------------
 Total                                                 $     8,046,226         2,915,233
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       106,354
Mortality & expense charges                                                                        (87,748)
                                                                                           ---------------
Net investment income (loss)                                                                        18,606
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           734,680
Realized gain distributions                                                                      1,109,279
Net change in unrealized appreciation (depreciation)                                            (1,112,428)
                                                                                           ---------------
Net gain (loss)                                                                                    731,531
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       750,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,606   $             16,497
Net realized gain (loss)                                                     734,680                484,193
Realized gain distributions                                                1,109,279                 41,492
Net change in unrealized appreciation (depreciation)                      (1,112,428)             1,652,257
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            750,137              2,194,439
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,175,924                225,689
Cost of units redeemed                                                    (2,680,682)            (1,312,226)
Account charges                                                               (1,317)                (2,105)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,506,075)            (1,088,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (755,938)             1,105,797
Net assets, beginning                                                      8,802,164              7,696,367
                                                                --------------------   --------------------
Net assets, ending                                              $          8,046,226   $          8,802,164
                                                                ====================   ====================

Units sold                                                                   640,856                620,574
Units redeemed                                                            (1,229,783)            (1,113,886)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (588,927)              (493,312)
Units outstanding, beginning                                               3,504,160              3,997,472
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,915,233              3,504,160
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,595,882
Cost of units redeemed/account charges                                                          (10,085,480)
Net investment income (loss)                                                                        224,418
Net realized gain (loss)                                                                           (240,317)
Realized gain distributions                                                                       2,223,068
Net change in unrealized appreciation (depreciation)                                              1,328,655
                                                                                       --------------------
Net assets                                                                             $          8,046,226
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.70             2,061   $         5,565              1.25%              9.5%
12/31/2013                        2.47             2,661             6,564              1.25%             30.3%
12/31/2012                        1.89             3,085             5,842              1.25%             11.6%
12/31/2011                        1.70             3,114             5,285              1.25%             -3.9%
12/31/2010                        1.76             3,109             5,488              1.25%             11.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.78               226   $           628              1.00%              9.7%
12/31/2013                        2.53               156               396              1.00%             30.6%
12/31/2012                        1.94               147               285              1.00%             11.9%
12/31/2011                        1.73               128               222              1.00%             -3.6%
12/31/2010                        1.80               116               208              1.00%             12.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.86                 0   $             0              0.75%             10.0%
12/31/2013                        2.60                 0                 0              0.75%             30.9%
12/31/2012                        1.98                 0                 0              0.75%             12.2%
12/31/2011                        1.77                 0                 0              0.75%             -3.4%
12/31/2010                        1.83                 0                 0              0.75%             12.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.94               593   $         1,742              0.50%             10.3%
12/31/2013                        2.66               615             1,639              0.50%             31.3%
12/31/2012                        2.03               621             1,260              0.50%             12.4%
12/31/2011                        1.81               673             1,214              0.50%             -3.1%
12/31/2010                        1.86               640             1,193              0.50%             12.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.02                 0   $             0              0.25%             10.6%
12/31/2013                        2.73                 0                 0              0.25%             31.6%
12/31/2012                        2.08                 0                 0              0.25%             12.7%
12/31/2011                        1.84                 0                 0              0.25%             -2.9%
12/31/2010                        1.90                 0                 0              0.25%             12.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.13                36   $           111              0.00%             10.8%
12/31/2013                        2.82                72               203              0.00%             31.9%
12/31/2012                        2.14               145               310              0.00%             13.0%
12/31/2011                        1.89               157               297              0.00%             -2.6%
12/31/2010                        1.94               151               293              0.00%             13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.3%
      2012          1.7%
      2011          1.3%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND A CLASS - 683974109

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,031,234   $     8,170,420           230,408
                                                                         ===============   ===============
Receivables: investments sold                                  152,864
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,184,098
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,024,416         6,424,693   $          1.25
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.31
Band 0                                                         159,682           120,048              1.33
                                                       ---------------   ---------------
 Total                                                 $     8,184,098         6,544,741
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        22,438
Mortality & expense charges                                                                       (100,935)
                                                                                           ---------------
Net investment income (loss)                                                                       (78,497)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           203,348
Realized gain distributions                                                                        131,575
Net change in unrealized appreciation (depreciation)                                              (790,918)
                                                                                           ---------------
Net gain (loss)                                                                                   (455,995)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (534,492)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (78,497)  $            (75,526)
Net realized gain (loss)                                                     203,348                526,150
Realized gain distributions                                                  131,575                 40,166
Net change in unrealized appreciation (depreciation)                        (790,918)               168,651
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (534,492)               659,441
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,226,582              1,374,906
Cost of units redeemed                                                    (3,061,260)            (2,295,805)
Account charges                                                               (6,987)                (5,523)
                                                                --------------------   --------------------
Increase (decrease)                                                          158,335               (926,422)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (376,157)              (266,981)
Net assets, beginning                                                      8,560,255              8,827,236
                                                                --------------------   --------------------
Net assets, ending                                              $          8,184,098   $          8,560,255
                                                                ====================   ====================

Units sold                                                                 2,522,593              5,891,219
Units redeemed                                                            (2,414,246)            (6,453,323)
                                                                --------------------   --------------------
Net increase (decrease)                                                      108,347               (562,104)
Units outstanding, beginning                                               6,436,394              6,998,498
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,544,741              6,436,394
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         21,415,733
Cost of units redeemed/account charges                                                          (13,833,483)
Net investment income (loss)                                                                       (142,371)
Net realized gain (loss)                                                                            711,664
Realized gain distributions                                                                         171,741
Net change in unrealized appreciation (depreciation)                                               (139,186)
                                                                                       --------------------
Net assets                                                                             $          8,184,098
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25             6,425   $         8,024              1.25%             -6.0%
12/31/2013                        1.33             6,304             8,375              1.25%              7.0%
12/31/2012                        1.24             4,118             5,113              1.25%             19.3%
12/31/2011                        1.04             2,628             2,734              1.25%            -19.1%
12/31/2010                        1.29               616               792              1.25%             25.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              1.00%             -5.8%
12/31/2013                        1.34                 0                 0              1.00%              7.3%
12/31/2012                        1.25                 0                 0              1.00%             19.6%
12/31/2011                        1.05                 0                 0              1.00%            -18.9%
12/31/2010                        1.29                 0                 0              1.00%             25.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.75%             -5.5%
12/31/2013                        1.36                 0                 0              0.75%              7.5%
12/31/2012                        1.26                 0                 0              0.75%             19.9%
12/31/2011                        1.05                 0                 0              0.75%            -18.7%
12/31/2010                        1.29                 0                 0              0.75%             26.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.50%             -5.3%
12/31/2013                        1.37                 0                 0              0.50%              7.8%
12/31/2012                        1.27                 0                 0              0.50%             20.2%
12/31/2011                        1.06                 0                 0              0.50%            -18.5%
12/31/2010                        1.30                 0                 0              0.50%             26.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.25%             -5.0%
12/31/2013                        1.38                 0                 0              0.25%              8.1%
12/31/2012                        1.28                 0                 0              0.25%             20.5%
12/31/2011                        1.06                 0                 0              0.25%            -18.3%
12/31/2010                        1.30                 0                 0              0.25%             26.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33               120   $           160              0.00%             -4.8%
12/31/2013                        1.40               133               185              0.00%              8.4%
12/31/2012                        1.29             2,880             3,714              0.00%             20.8%
12/31/2011                        1.07                 0                 0              0.00%            -18.1%
12/31/2010                        1.30                 0                 0              0.00%             27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.1%
      2012          0.6%
      2011          2.9%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND R CLASS - 683974406

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,737,613   $     6,319,322           198,374
                                                                         ===============   ===============
Receivables: investments sold                                   42,811
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,780,424
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,540,590         2,287,330   $          2.42
Band 100                                                       592,164           238,653              2.48
Band 75                                                             --                --              2.54
Band 50                                                         10,422             4,003              2.60
Band 25                                                             --                --              2.67
Band 0                                                         637,248           233,277              2.73
                                                       ---------------   ---------------
 Total                                                 $     6,780,424         2,763,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,492
Mortality & expense charges                                                                        (85,754)
                                                                                           ---------------
Net investment income (loss)                                                                       (78,262)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           399,623
Realized gain distributions                                                                        116,801
Net change in unrealized appreciation (depreciation)                                              (919,596)
                                                                                           ---------------
Net gain (loss)                                                                                   (403,172)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (481,434)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (78,262)  $           (161,804)
Net realized gain (loss)                                                     399,623              2,312,842
Realized gain distributions                                                  116,801                 49,053
Net change in unrealized appreciation (depreciation)                        (919,596)            (1,574,915)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (481,434)               625,176
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,963,097              3,958,206
Cost of units redeemed                                                    (3,548,990)           (11,756,840)
Account charges                                                               (4,442)                (5,914)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,590,335)            (7,804,548)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,071,769)            (7,179,372)
Net assets, beginning                                                      8,852,193             16,031,565
                                                                --------------------   --------------------
Net assets, ending                                              $          6,780,424   $          8,852,193
                                                                ====================   ====================

Units sold                                                                   920,818              1,607,620
Units redeemed                                                            (1,558,820)            (4,795,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (638,002)            (3,188,346)
Units outstanding, beginning                                               3,401,265              6,589,611
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,763,263              3,401,265
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         33,308,116
Cost of units redeemed/account charges                                                          (30,433,615)
Net investment income (loss)                                                                       (554,645)
Net realized gain (loss)                                                                          1,778,424
Realized gain distributions                                                                       2,263,853
Net change in unrealized appreciation (depreciation)                                                418,291
                                                                                       --------------------
Net assets                                                                             $          6,780,424
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.42             2,287   $         5,541              1.25%             -6.2%
12/31/2013                        2.58             3,164             8,170              1.25%              6.6%
12/31/2012                        2.42             6,299            15,258              1.25%             19.0%
12/31/2011                        2.04             5,230            10,649              1.25%            -19.4%
12/31/2010                        2.53             5,062            12,792              1.25%             24.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.48               239   $           592              1.00%             -6.0%
12/31/2013                        2.64                 2                 6              1.00%              6.9%
12/31/2012                        2.47                 1                 3              1.00%             19.3%
12/31/2011                        2.07                 0                 0              1.00%            -19.2%
12/31/2010                        2.56                 0                 0              1.00%             25.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.54                 0   $             0              0.75%             -5.7%
12/31/2013                        2.70                 0                 0              0.75%              7.1%
12/31/2012                        2.52                 0                 0              0.75%             19.6%
12/31/2011                        2.10                 0                 0              0.75%            -19.0%
12/31/2010                        2.60                 0                 0              0.75%             25.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.60                 4   $            10              0.50%             -5.5%
12/31/2013                        2.75                 3                 9              0.50%              7.4%
12/31/2012                        2.56                 3                 9              0.50%             19.9%
12/31/2011                        2.14                 3                 7              0.50%            -18.8%
12/31/2010                        2.64                 1                 3              0.50%             25.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.67                 0   $             0              0.25%             -5.3%
12/31/2013                        2.81                 0                 0              0.25%              7.7%
12/31/2012                        2.61                 0                 0              0.25%             20.2%
12/31/2011                        2.18                 0                 0              0.25%            -18.6%
12/31/2010                        2.67                 0                 0              0.25%             26.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.73               233   $           637              0.00%             -5.0%
12/31/2013                        2.88               232               667              0.00%              8.0%
12/31/2012                        2.66               286               763              0.00%             20.5%
12/31/2011                        2.21               284               629              0.00%            -18.4%
12/31/2010                        2.71               142               384              0.00%             26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.0%
      2012          0.2%
      2011          1.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND Y CLASS - 683974505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,687,273   $    15,198,187           428,942
                                                                         ===============   ===============
Receivables: investments sold                                  351,456
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,038,729
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,927,899         9,357,477   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                       5,110,830         4,648,385              1.10
                                                       ---------------   ---------------
 Total                                                 $    15,038,729        14,005,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        91,611
Mortality & expense charges                                                                       (120,557)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,946)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           168,345
Realized gain distributions                                                                        244,897
Net change in unrealized appreciation (depreciation)                                            (1,323,108)
                                                                                           ---------------
Net gain (loss)                                                                                   (909,866)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (938,812)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,946)  $              6,815
Net realized gain (loss)                                                     168,345                 11,661
Realized gain distributions                                                  244,897                 59,721
Net change in unrealized appreciation (depreciation)                      (1,323,108)               812,194
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (938,812)               890,391
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,091,494             17,743,015
Cost of units redeemed                                                    (4,495,377)            (4,213,386)
Account charges                                                              (20,261)               (18,335)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,575,856             13,511,294
                                                                --------------------   --------------------
Net increase (decrease)                                                      637,044             14,401,685
Net assets, beginning                                                     14,401,685                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         15,038,729   $         14,401,685
                                                                ====================   ====================

Units sold                                                                 5,445,103             16,671,112
Units redeemed                                                            (4,144,812)            (3,965,541)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,300,291             12,705,571
Units outstanding, beginning                                              12,705,571                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,005,862             12,705,571
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         23,834,509
Cost of units redeemed/account charges                                                           (8,747,359)
Net investment income (loss)                                                                        (22,131)
Net realized gain (loss)                                                                            180,006
Realized gain distributions                                                                         304,618
Net change in unrealized appreciation (depreciation)                                               (510,914)
                                                                                       --------------------
Net assets                                                                             $         15,038,729
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06             9,357   $         9,928              1.25%             -5.7%
12/31/2013                        1.13             8,885            10,000              1.25%              7.3%
12/31/2012                        1.05                 0                 0              1.25%              4.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%             -5.5%
12/31/2013                        1.13                 0                 0              1.00%              7.6%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%             -5.3%
12/31/2013                        1.14                 0                 0              0.75%              7.9%
12/31/2012                        1.05                 0                 0              0.75%              5.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%             -5.0%
12/31/2013                        1.14                 0                 0              0.50%              8.1%
12/31/2012                        1.06                 0                 0              0.50%              5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%             -4.8%
12/31/2013                        1.15                 0                 0              0.25%              8.4%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10             4,648   $         5,111              0.00%             -4.6%
12/31/2013                        1.15             3,821             4,402              0.00%              8.7%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.8%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND A CLASS - 683924104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,321,238   $     2,274,088            30,533
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (97)
                                                       ---------------
Net assets                                             $     2,321,141
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       192,356           139,792   $          1.38
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                      1,186,900           848,916              1.40
Band 25                                                             --                --              1.41
Band 0                                                         941,885           666,562              1.41
                                                       ---------------   ---------------
 Total                                                 $     2,321,141         1,655,270
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        19,012
Mortality & expense charges                                                                         (7,862)
                                                                                           ---------------
Net investment income (loss)                                                                        11,150
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            38,155
Realized gain distributions                                                                        109,308
Net change in unrealized appreciation (depreciation)                                              (119,770)
                                                                                           ---------------
Net gain (loss)                                                                                     27,693
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        38,843
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,150   $              6,990
Net realized gain (loss)                                                      38,155                  3,461
Realized gain distributions                                                  109,308                 27,854
Net change in unrealized appreciation (depreciation)                        (119,770)               166,920
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,843                205,225
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     414,824              2,047,753
Cost of units redeemed                                                      (323,281)               (60,696)
Account charges                                                                 (907)                  (620)
                                                                --------------------   --------------------
Increase (decrease)                                                           90,636              1,986,437
                                                                --------------------   --------------------
Net increase (decrease)                                                      129,479              2,191,662
Net assets, beginning                                                      2,191,662                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,321,141   $          2,191,662
                                                                ====================   ====================

Units sold                                                                   302,076              1,639,735
Units redeemed                                                              (235,167)               (51,374)
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,909              1,588,361
Units outstanding, beginning                                               1,588,361                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,655,270              1,588,361
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,462,577
Cost of units redeemed/account charges                                                             (385,504)
Net investment income (loss)                                                                         18,140
Net realized gain (loss)                                                                             41,616
Realized gain distributions                                                                         137,162
Net change in unrealized appreciation (depreciation)                                                 47,150
                                                                                       --------------------
Net assets                                                                             $          2,321,141
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38               140   $           192              1.25%              0.8%
12/31/2013                        1.37                36                49              1.25%             25.2%
12/31/2012                        1.09                 0                 0              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              1.00%              1.0%
12/31/2013                        1.37                 0                 0              1.00%             25.5%
12/31/2012                        1.09                 0                 0              1.00%              9.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.75%              1.3%
12/31/2013                        1.37                 0                 0              0.75%             25.8%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40               849   $         1,187              0.50%              1.6%
12/31/2013                        1.38               864             1,190              0.50%             26.1%
12/31/2012                        1.09                 0                 0              0.50%              9.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.25%              1.8%
12/31/2013                        1.38                 0                 0              0.25%             26.5%
12/31/2012                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41               667   $           942              0.00%              2.1%
12/31/2013                        1.38               688               953              0.00%             26.8%
12/31/2012                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.7%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND Y CLASS - 683924401

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       598,885   $       612,009             7,887
                                                                         ===============   ===============
Receivables: investments sold                                    1,317
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       600,202
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       600,202           433,859   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $       600,202           433,859
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,164
Mortality & expense charges                                                                         (6,750)
                                                                                           ---------------
Net investment income (loss)                                                                          (586)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,790
Realized gain distributions                                                                         28,226
Net change in unrealized appreciation (depreciation)                                               (23,703)
                                                                                           ---------------
Net gain (loss)                                                                                      8,313
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,727
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (586)  $              1,562
Net realized gain (loss)                                                       3,790                    642
Realized gain distributions                                                   28,226                  7,339
Net change in unrealized appreciation (depreciation)                         (23,703)                10,579
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,727                 20,122
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     398,356                283,455
Cost of units redeemed                                                       (90,629)               (18,373)
Account charges                                                                 (400)                   (56)
                                                                --------------------   --------------------
Increase (decrease)                                                          307,327                265,026
                                                                --------------------   --------------------
Net increase (decrease)                                                      315,054                285,148
Net assets, beginning                                                        285,148                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            600,202   $            285,148
                                                                ====================   ====================

Units sold                                                                   293,159                223,556
Units redeemed                                                               (67,566)               (15,290)
                                                                --------------------   --------------------
Net increase (decrease)                                                      225,593                208,266
Units outstanding, beginning                                                 208,266                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    433,859                208,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            681,811
Cost of units redeemed/account charges                                                             (109,458)
Net investment income (loss)                                                                            976
Net realized gain (loss)                                                                              4,432
Realized gain distributions                                                                          35,565
Net change in unrealized appreciation (depreciation)                                                (13,124)
                                                                                       --------------------
Net assets                                                                             $            600,202
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38               434   $           600              1.25%              1.0%
12/31/2013                        1.37               208               285              1.25%             25.5%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              1.00%              1.3%
12/31/2013                        1.37                 0                 0              1.00%             25.8%
12/31/2012                        1.09                 0                 0              1.00%              9.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              1.5%
12/31/2013                        1.38                 0                 0              0.75%             26.2%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%              1.8%
12/31/2013                        1.38                 0                 0              0.50%             26.5%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.25%              2.1%
12/31/2013                        1.38                 0                 0              0.25%             26.8%
12/31/2012                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.00%              2.3%
12/31/2013                        1.39                 0                 0              0.00%             27.1%
12/31/2012                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND R CLASS - 683924500

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       943,411   $       870,719            12,456
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (48)
                                                       ---------------
Net assets                                             $       943,363
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       233,727           137,915   $          1.69
Band 100                                                       256,695           147,872              1.74
Band 75                                                             --                --              1.78
Band 50                                                        452,941           248,670              1.82
Band 25                                                             --                --              1.87
Band 0                                                              --                --              1.91
                                                       ---------------   ---------------
 Total                                                 $       943,363           534,457
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,459
Mortality & expense charges                                                                         (8,508)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,049)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            38,709
Realized gain distributions                                                                         45,314
Net change in unrealized appreciation (depreciation)                                               (72,590)
                                                                                           ---------------
Net gain (loss)                                                                                     11,433
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,049)  $             (2,359)
Net realized gain (loss)                                                      38,709                647,761
Realized gain distributions                                                   45,314                 60,273
Net change in unrealized appreciation (depreciation)                         (72,590)              (242,838)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,384                462,837
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     212,534                452,817
Cost of units redeemed                                                      (231,582)            (2,545,003)
Account charges                                                                 (144)                  (528)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,192)            (2,092,714)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,808)            (1,629,877)
Net assets, beginning                                                        954,171              2,584,048
                                                                --------------------   --------------------
Net assets, ending                                              $            943,363   $            954,171
                                                                ====================   ====================

Units sold                                                                   258,417                298,639
Units redeemed                                                              (272,735)            (1,561,633)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,318)            (1,262,994)
Units outstanding, beginning                                                 548,775              1,811,769
                                                                --------------------   --------------------
Units outstanding, ending                                                    534,457                548,775
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,495,797
Cost of units redeemed/account charges                                                           (5,417,678)
Net investment income (loss)                                                                         24,020
Net realized gain (loss)                                                                            425,538
Realized gain distributions                                                                         342,994
Net change in unrealized appreciation (depreciation)                                                 72,692
                                                                                       --------------------
Net assets                                                                             $            943,363
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69               138   $           234              1.25%              0.5%
12/31/2013                        1.69               286               482              1.25%             24.9%
12/31/2012                        1.35               411               555              1.25%             18.8%
12/31/2011                        1.14               483               549              1.25%            -10.1%
12/31/2010                        1.26               306               386              1.25%             13.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74               148   $           257              1.00%              0.8%
12/31/2013                        1.72                 7                12              1.00%             25.2%
12/31/2012                        1.38                 0                 0              1.00%             19.1%
12/31/2011                        1.15                 0                 0              1.00%             -9.9%
12/31/2010                        1.28                 0                 0              1.00%             14.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.75%              1.0%
12/31/2013                        1.76                 0                 0              0.75%             25.5%
12/31/2012                        1.40                 0                 0              0.75%             19.4%
12/31/2011                        1.17                 0                 0              0.75%             -9.7%
12/31/2010                        1.30                 0                 0              0.75%             14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82               249   $           453              0.50%              1.3%
12/31/2013                        1.80               256               460              0.50%             25.8%
12/31/2012                        1.43               915             1,308              0.50%             19.7%
12/31/2011                        1.19               866             1,034              0.50%             -9.4%
12/31/2010                        1.32               616               812              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.25%              1.5%
12/31/2013                        1.84                 0                 0              0.25%             26.1%
12/31/2012                        1.46                 0                 0              0.25%             20.0%
12/31/2011                        1.21                 0                 0              0.25%             -9.2%
12/31/2010                        1.34                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.00%              1.8%
12/31/2013                        1.88                 0                 0              0.00%             26.4%
12/31/2012                        1.48               486               721              0.00%             20.3%
12/31/2011                        1.23               497               613              0.00%             -9.0%
12/31/2010                        1.36               567               769              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.7%
      2012          0.7%
      2011          1.6%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES A CLASS - 683943104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       443,147   $       421,993            11,205
                                                                         ===============   ===============
Receivables: investments sold                                      825
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       443,972
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       443,972           332,449   $          1.34
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $       443,972           332,449
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,148
Mortality & expense charges                                                                         (5,570)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,422)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,013
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (54,785)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,772)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,194)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,422)  $            (14,231)
Net realized gain (loss)                                                      34,013                285,009
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (54,785)               151,503
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,194)               422,281
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     288,586                248,528
Cost of units redeemed                                                      (171,700)            (1,606,117)
Account charges                                                               (1,790)                (1,188)
                                                                --------------------   --------------------
Increase (decrease)                                                          115,096             (1,358,777)
                                                                --------------------   --------------------
Net increase (decrease)                                                       89,902               (936,496)
Net assets, beginning                                                        354,070              1,290,566
                                                                --------------------   --------------------
Net assets, ending                                              $            443,972   $            354,070
                                                                ====================   ====================

Units sold                                                                   210,669                205,502
Units redeemed                                                              (131,002)            (1,232,863)
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,667             (1,027,361)
Units outstanding, beginning                                                 252,782              1,280,143
                                                                --------------------   --------------------
Units outstanding, ending                                                    332,449                252,782
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,156,172
Cost of units redeemed/account charges                                                           (2,026,240)
Net investment income (loss)                                                                        (16,096)
Net realized gain (loss)                                                                            308,982
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 21,154
                                                                                       --------------------
Net assets                                                                             $            443,972
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34               332   $           444              1.25%             -4.7%
12/31/2013                        1.40               253               354              1.25%             38.9%
12/31/2012                        1.01             1,280             1,291              1.25%              8.9%
12/31/2011                        0.93                44                41              1.25%            -10.4%
12/31/2010                        1.03                 0                 0              1.25%              3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              1.00%             -4.4%
12/31/2013                        1.41                 0                 0              1.00%             39.3%
12/31/2012                        1.01                 0                 0              1.00%              9.2%
12/31/2011                        0.93                 0                 0              1.00%            -10.1%
12/31/2010                        1.03                 0                 0              1.00%              3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.75%             -4.2%
12/31/2013                        1.42                 0                 0              0.75%             39.6%
12/31/2012                        1.02                 0                 0              0.75%              9.5%
12/31/2011                        0.93                 0                 0              0.75%             -9.9%
12/31/2010                        1.03                 0                 0              0.75%              3.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.50%             -3.9%
12/31/2013                        1.43                 0                 0              0.50%             40.0%
12/31/2012                        1.02                 0                 0              0.50%              9.7%
12/31/2011                        0.93                 0                 0              0.50%             -9.7%
12/31/2010                        1.03                 0                 0              0.50%              3.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.25%             -3.7%
12/31/2013                        1.45                 0                 0              0.25%             40.3%
12/31/2012                        1.03                 0                 0              0.25%             10.0%
12/31/2011                        0.94                 0                 0              0.25%             -9.5%
12/31/2010                        1.03                 0                 0              0.25%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.00%             -3.5%
12/31/2013                        1.46                 0                 0              0.00%             40.7%
12/31/2012                        1.04                 0                 0              0.00%             10.3%
12/31/2011                        0.94                 0                 0              0.00%             -9.2%
12/31/2010                        1.04                 0                 0              0.00%              3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.0%
      2012          2.2%
      2011          1.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES Y CLASS - 683943401

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,425   $        17,810               437
                                                                         ===============   ===============
Receivables: investments sold                                       40
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        17,465
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,465            11,968   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $        17,465            11,968
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            90
Mortality & expense charges                                                                            (72)
                                                                                           ---------------
Net investment income (loss)                                                                            18
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (7)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (385)
                                                                                           ---------------
Net gain (loss)                                                                                       (392)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (374)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 18   $                 --
Net realized gain (loss)                                                          (7)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (385)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (374)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,941                     --
Cost of units redeemed                                                           (90)                    --
Account charges                                                                  (12)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           17,839                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,465                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             17,465   $                 --
                                                                ====================   ====================

Units sold                                                                    12,037                     --
Units redeemed                                                                   (69)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,968                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,968                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             17,941
Cost of units redeemed/account charges                                                                 (102)
Net investment income (loss)                                                                             18
Net realized gain (loss)                                                                                 (7)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (385)
                                                                                       --------------------
Net assets                                                                             $             17,465
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                12   $            17              1.25%             -4.4%
12/31/2013                        1.53                 0                 0              1.25%             39.3%
12/31/2012                        1.10                 0                 0              1.25%              9.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%             -4.2%
12/31/2013                        1.53                 0                 0              1.00%             39.7%
12/31/2012                        1.10                 0                 0              1.00%              9.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%             -4.0%
12/31/2013                        1.54                 0                 0              0.75%             40.0%
12/31/2012                        1.10                 0                 0              0.75%              9.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%             -3.7%
12/31/2013                        1.54                 0                 0              0.50%             40.4%
12/31/2012                        1.10                 0                 0              0.50%              9.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%             -3.5%
12/31/2013                        1.54                 0                 0              0.25%             40.7%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.00%             -3.2%
12/31/2013                        1.55                 0                 0              0.00%             41.1%
12/31/2012                        1.10                 0                 0              0.00%              9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES R CLASS - 683943500

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       414,130   $       328,163            10,792
                                                                         ===============   ===============
Receivables: investments sold                                      963
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       415,093
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       415,093           315,034   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
 Total                                                 $       415,093           315,034
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,139)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,139)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,252
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (25,247)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,995)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,134)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,139)  $             (3,942)
Net realized gain (loss)                                                       8,252                  4,838
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (25,247)               102,258
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,134)               103,154
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      75,992                128,071
Cost of units redeemed                                                       (32,384)               (23,077)
Account charges                                                                  (11)                   (91)
                                                                --------------------   --------------------
Increase (decrease)                                                           43,597                104,903
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,463                208,057
Net assets, beginning                                                        393,630                185,573
                                                                --------------------   --------------------
Net assets, ending                                              $            415,093   $            393,630
                                                                ====================   ====================

Units sold                                                                    55,387                120,296
Units redeemed                                                               (24,452)               (21,632)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,935                 98,664
Units outstanding, beginning                                                 284,099                185,435
                                                                --------------------   --------------------
Units outstanding, ending                                                    315,034                284,099
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            547,295
Cost of units redeemed/account charges                                                             (224,269)
Net investment income (loss)                                                                         (9,796)
Net realized gain (loss)                                                                             15,896
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 85,967
                                                                                       --------------------
Net assets                                                                             $            415,093
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32               315   $           415              1.25%             -4.9%
12/31/2013                        1.39               284               394              1.25%             38.5%
12/31/2012                        1.00               185               186              1.25%              8.5%
12/31/2011                        0.92                29                27              1.25%            -10.7%
12/31/2010                        1.03                 0                 0              1.25%              3.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              1.00%             -4.7%
12/31/2013                        1.40                 0                 0              1.00%             38.8%
12/31/2012                        1.01                 0                 0              1.00%              8.8%
12/31/2011                        0.92                 0                 0              1.00%            -10.4%
12/31/2010                        1.03                 0                 0              1.00%              3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.75%             -4.4%
12/31/2013                        1.41                 0                 0              0.75%             39.1%
12/31/2012                        1.01                 0                 0              0.75%              9.1%
12/31/2011                        0.93                 0                 0              0.75%            -10.2%
12/31/2010                        1.03                 0                 0              0.75%              3.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.50%             -4.2%
12/31/2013                        1.42                 0                 0              0.50%             39.5%
12/31/2012                        1.02                 0                 0              0.50%              9.3%
12/31/2011                        0.93                 0                 0              0.50%            -10.0%
12/31/2010                        1.03                 0                 0              0.50%              3.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.25%             -3.9%
12/31/2013                        1.43                 0                 0              0.25%             39.8%
12/31/2012                        1.02                 0                 0              0.25%              9.6%
12/31/2011                        0.93                 0                 0              0.25%             -9.8%
12/31/2010                        1.03                 0                 0              0.25%              3.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.00%             -3.7%
12/31/2013                        1.44                 0                 0              0.00%             40.2%
12/31/2012                        1.03                 0                 0              0.00%              9.9%
12/31/2011                        0.94                 0                 0              0.00%             -9.5%
12/31/2010                        1.03                 0                 0              0.00%              3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          1.4%
      2011          0.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER GLOBAL STRATEGIC INCOME A CLASS - 68380K102

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       547,910   $       563,577           135,436
                                                                         ===============   ===============
Receivables: investments sold                                      606
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       548,516
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       548,516           418,784   $          1.31
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $       548,516           418,784
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        28,676
Mortality & expense charges                                                                         (7,663)
                                                                                           ---------------
Net investment income (loss)                                                                        21,013
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (12,658)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,270
                                                                                           ---------------
Net gain (loss)                                                                                     (2,388)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,625
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,013   $             35,596
Net realized gain (loss)                                                     (12,658)                (5,209)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,270                (27,184)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,625                  3,203
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     137,580              2,343,622
Cost of units redeemed                                                    (1,776,457)              (213,418)
Account charges                                                                 (302)                  (254)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,639,179)             2,129,950
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,620,554)             2,133,153
Net assets, beginning                                                      2,169,070                 35,917
                                                                --------------------   --------------------
Net assets, ending                                              $            548,516   $          2,169,070
                                                                ====================   ====================

Units sold                                                                   107,433              1,828,435
Units redeemed                                                            (1,365,337)              (179,099)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,257,904)             1,649,336
Units outstanding, beginning                                               1,676,688                 27,352
                                                                --------------------   --------------------
Units outstanding, ending                                                    418,784              1,676,688
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,829,133
Cost of units redeemed/account charges                                                           (3,480,889)
Net investment income (loss)                                                                        197,605
Net realized gain (loss)                                                                             18,334
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (15,667)
                                                                                       --------------------
Net assets                                                                             $            548,516
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31               419   $           549              1.25%              1.4%
12/31/2013                        1.29             1,653             2,136              1.25%             -1.6%
12/31/2012                        1.31                27                36              1.25%             12.1%
12/31/2011                        1.17               247               289              1.25%             -0.4%
12/31/2010                        1.18               210               247              1.25%             14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              1.00%              1.6%
12/31/2013                        1.31                 0                 0              1.00%             -1.4%
12/31/2012                        1.33                 0                 0              1.00%             12.4%
12/31/2011                        1.18                 0                 0              1.00%             -0.1%
12/31/2010                        1.19                 0                 0              1.00%             14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.75%              1.9%
12/31/2013                        1.34                 0                 0              0.75%             -1.1%
12/31/2012                        1.35                 0                 0              0.75%             12.7%
12/31/2011                        1.20                 0                 0              0.75%              0.1%
12/31/2010                        1.20                 0                 0              0.75%             15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.50%              2.1%
12/31/2013                        1.36                 0                 0              0.50%             -0.9%
12/31/2012                        1.37                 0                 0              0.50%             12.9%
12/31/2011                        1.21                 0                 0              0.50%              0.4%
12/31/2010                        1.21                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.25%              2.4%
12/31/2013                        1.38                 0                 0              0.25%             -0.6%
12/31/2012                        1.39                 0                 0              0.25%             13.2%
12/31/2011                        1.23                 0                 0              0.25%              0.6%
12/31/2010                        1.22               480               585              0.25%             15.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.00%              2.6%
12/31/2013                        1.40                24                33              0.00%             -0.4%
12/31/2012                        1.41                 0                 0              0.00%             13.5%
12/31/2011                        1.24                 0                 0              0.00%              0.9%
12/31/2010                        1.23                 0                 0              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          4.4%
      2012          2.2%
      2011          8.3%
      2010          7.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER GLOBAL STRATEGIC INCOME Y CLASS - 68380K508

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        73,491   $        75,820            18,172
                                                                         ===============   ===============
Receivables: investments sold                                      108
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        73,599
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        73,599            72,003   $          1.02
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $        73,599            72,003
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,773
Mortality & expense charges                                                                           (460)
                                                                                           ---------------
Net investment income (loss)                                                                         1,313
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,247)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,249)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (936)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,313   $                186
Net realized gain (loss)                                                          (2)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,247)                   (82)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (936)                   104
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      60,609                 14,078
Cost of units redeemed                                                            --                     --
Account charges                                                                 (256)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           60,353                 14,078
                                                                --------------------   --------------------
Net increase (decrease)                                                       59,417                 14,182
Net assets, beginning                                                         14,182                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             73,599   $             14,182
                                                                ====================   ====================

Units sold                                                                    58,152                 14,100
Units redeemed                                                                  (249)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       57,903                 14,100
Units outstanding, beginning                                                  14,100                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     72,003                 14,100
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             74,687
Cost of units redeemed/account charges                                                                 (256)
Net investment income (loss)                                                                          1,499
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (2,329)
                                                                                       --------------------
Net assets                                                                             $             73,599
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                72   $            74              1.25%              1.6%
12/31/2013                        1.01                14                14              1.25%             -1.1%
12/31/2012                        1.02                 0                 0              1.25%              1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%              1.9%
12/31/2013                        1.01                 0                 0              1.00%             -0.9%
12/31/2012                        1.02                 0                 0              1.00%              1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.75%              2.1%
12/31/2013                        1.01                 0                 0              0.75%             -0.6%
12/31/2012                        1.02                 0                 0              0.75%              1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              2.4%
12/31/2013                        1.01                 0                 0              0.50%             -0.4%
12/31/2012                        1.02                 0                 0              0.50%              1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%              2.6%
12/31/2013                        1.02                 0                 0              0.25%             -0.1%
12/31/2012                        1.02                 0                 0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              2.9%
12/31/2013                        1.02                 0                 0              0.00%              0.1%
12/31/2012                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.0%
      2013          3.6%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER GLOBAL STRATEGIC INCOME R CLASS - 68380K607

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       789,570   $       834,591           195,524
                                                                         ===============   ===============
Receivables: investments sold                                    2,304
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       791,874
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       684,568           538,389   $          1.27
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.37
Band 0                                                         107,306            76,739              1.40
                                                       ---------------   ---------------
 Total                                                 $       791,874           615,128
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        34,776
Mortality & expense charges                                                                         (8,893)
                                                                                           ---------------
Net investment income (loss)                                                                        25,883
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,437)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (14,242)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,679)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,204
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             25,883   $             64,523
Net realized gain (loss)                                                      (4,437)                64,121
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (14,242)              (179,824)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,204                (51,180)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     137,850                498,422
Cost of units redeemed                                                      (102,251)            (2,349,147)
Account charges                                                                 (159)                  (262)
                                                                --------------------   --------------------
Increase (decrease)                                                           35,440             (1,850,987)
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,644             (1,902,167)
Net assets, beginning                                                        749,230              2,651,397
                                                                --------------------   --------------------
Net assets, ending                                              $            791,874   $            749,230
                                                                ====================   ====================

Units sold                                                                   105,495                386,258
Units redeemed                                                               (79,318)            (1,858,408)
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,177             (1,472,150)
Units outstanding, beginning                                                 588,951              2,061,101
                                                                --------------------   --------------------
Units outstanding, ending                                                    615,128                588,951
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,743,302
Cost of units redeemed/account charges                                                           (3,404,689)
Net investment income (loss)                                                                        363,163
Net realized gain (loss)                                                                            135,119
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (45,021)
                                                                                       --------------------
Net assets                                                                             $            791,874
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27               538   $           685              1.25%              0.9%
12/31/2013                        1.26               526               664              1.25%             -1.7%
12/31/2012                        1.28             1,985             2,547              1.25%             11.7%
12/31/2011                        1.15             1,638             1,882              1.25%             -0.8%
12/31/2010                        1.16             1,343             1,555              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              1.00%              1.1%
12/31/2013                        1.28                 0                 0              1.00%             -1.5%
12/31/2012                        1.30                 0                 0              1.00%             11.9%
12/31/2011                        1.16                 0                 0              1.00%             -0.5%
12/31/2010                        1.17                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.75%              1.4%
12/31/2013                        1.30                 0                 0              0.75%             -1.2%
12/31/2012                        1.32                 0                 0              0.75%             12.2%
12/31/2011                        1.18                 0                 0              0.75%             -0.3%
12/31/2010                        1.18                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.50%              1.6%
12/31/2013                        1.32                 0                 0              0.50%             -1.0%
12/31/2012                        1.34                 0                 0              0.50%             12.5%
12/31/2011                        1.19                 0                 0              0.50%              0.0%
12/31/2010                        1.19                 0                 0              0.50%             14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.25%              1.9%
12/31/2013                        1.35                 0                 0              0.25%             -0.8%
12/31/2012                        1.36                 0                 0              0.25%             12.8%
12/31/2011                        1.20                 0                 0              0.25%              0.2%
12/31/2010                        1.20                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                77   $           107              0.00%              2.1%
12/31/2013                        1.37                63                86              0.00%             -0.5%
12/31/2012                        1.38                76               104              0.00%             13.1%
12/31/2011                        1.22                49                59              0.00%              0.5%
12/31/2010                        1.21                34                41              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.5%
      2013          5.0%
      2012          5.3%
      2011          6.0%
      2010          6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND A CLASS - 683910103

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       259,964   $       349,518            19,083
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,000)
                                                       ---------------
Net assets                                             $       258,964
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       258,964           572,439   $          0.45
Band 100                                                            --                --              0.46
Band 75                                                             --                --              0.46
Band 50                                                             --                --              0.47
Band 25                                                             --                --              0.48
Band 0                                                              --                --              0.48
                                                       ---------------   ---------------
 Total                                                 $       258,964           572,439
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,576
Mortality & expense charges                                                                         (3,743)
                                                                                           ---------------
Net investment income (loss)                                                                         1,833
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (37,921)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (21,930)
                                                                                           ---------------
Net gain (loss)                                                                                    (59,851)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (58,018)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,833   $             (2,876)
Net realized gain (loss)                                                     (37,921)              (149,125)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (21,930)                 2,996
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (58,018)              (149,005)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     152,500                403,700
Cost of units redeemed                                                      (139,212)              (302,787)
Account charges                                                                 (235)                  (147)
                                                                --------------------   --------------------
Increase (decrease)                                                           13,053                100,766
                                                                --------------------   --------------------
Net increase (decrease)                                                      (44,965)               (48,239)
Net assets, beginning                                                        303,929                352,168
                                                                --------------------   --------------------
Net assets, ending                                              $            258,964   $            303,929
                                                                ====================   ====================

Units sold                                                                   267,474                663,322
Units redeemed                                                              (256,414)              (437,092)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,060                226,230
Units outstanding, beginning                                                 561,379                335,149
                                                                --------------------   --------------------
Units outstanding, ending                                                    572,439                561,379
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,156,035
Cost of units redeemed/account charges                                                             (600,405)
Net investment income (loss)                                                                            804
Net realized gain (loss)                                                                           (219,887)
Realized gain distributions                                                                          11,971
Net change in unrealized appreciation (depreciation)                                                (89,554)
                                                                                       --------------------
Net assets                                                                             $            258,964
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.45               572   $           259              1.25%            -16.4%
12/31/2013                        0.54               561               304              1.25%            -48.5%
12/31/2012                        1.05               335               352              1.25%            -10.3%
12/31/2011                        1.17               202               236              1.25%            -26.6%
12/31/2010                        1.60                27                44              1.25%             52.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.46                 0   $             0              1.00%            -16.2%
12/31/2013                        0.55                 0                 0              1.00%            -48.3%
12/31/2012                        1.06                 0                 0              1.00%            -10.0%
12/31/2011                        1.18                 0                 0              1.00%            -26.4%
12/31/2010                        1.60                 0                 0              1.00%             53.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.46                 0   $             0              0.75%            -16.0%
12/31/2013                        0.55                 0                 0              0.75%            -48.2%
12/31/2012                        1.07                 0                 0              0.75%             -9.8%
12/31/2011                        1.18                 0                 0              0.75%            -26.2%
12/31/2010                        1.60                 0                 0              0.75%             53.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.47                 0   $             0              0.50%            -15.8%
12/31/2013                        0.56                 0                 0              0.50%            -48.1%
12/31/2012                        1.08                 0                 0              0.50%             -9.6%
12/31/2011                        1.19                 0                 0              0.50%            -26.1%
12/31/2010                        1.61                 0                 0              0.50%             53.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.48                 0   $             0              0.25%            -15.6%
12/31/2013                        0.56                 0                 0              0.25%            -48.0%
12/31/2012                        1.08                 0                 0              0.25%             -9.4%
12/31/2011                        1.20                 0                 0              0.25%            -25.9%
12/31/2010                        1.61                 0                 0              0.25%             54.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.48                 0   $             0              0.00%            -15.4%
12/31/2013                        0.57                 0                 0              0.00%            -47.8%
12/31/2012                        1.09                 0                 0              0.00%             -9.1%
12/31/2011                        1.20                 0                 0              0.00%            -25.7%
12/31/2010                        1.62                 0                 0              0.00%             54.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          0.0%
      2012          0.0%
      2011          2.8%
      2010         15.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND R CLASS - 683910400

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,872   $       220,112            13,133
                                                                         ===============   ===============
Receivables: investments sold                                      388
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       171,260
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       102,336           229,599   $          0.45
Band 100                                                        68,924           152,703              0.45
Band 75                                                             --                --              0.46
Band 50                                                             --                --              0.46
Band 25                                                             --                --              0.47
Band 0                                                              --                --              0.47
                                                       ---------------   ---------------
 Total                                                 $       171,260           382,302
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,984
Mortality & expense charges                                                                         (3,161)
                                                                                           ---------------
Net investment income (loss)                                                                           823
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,947)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (28,258)
                                                                                           ---------------
Net gain (loss)                                                                                    (45,205)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (44,382)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                823   $             (5,357)
Net realized gain (loss)                                                     (16,947)              (465,727)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (28,258)               114,604
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (44,382)              (356,480)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     511,385                453,397
Cost of units redeemed                                                      (498,818)              (734,852)
Account charges                                                                 (141)                  (130)
                                                                --------------------   --------------------
Increase (decrease)                                                           12,426               (281,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,956)              (638,065)
Net assets, beginning                                                        203,216                841,281
                                                                --------------------   --------------------
Net assets, ending                                              $            171,260   $            203,216
                                                                ====================   ====================

Units sold                                                                 1,065,135                978,808
Units redeemed                                                            (1,062,981)            (1,407,507)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,154               (428,699)
Units outstanding, beginning                                                 380,148                808,847
                                                                --------------------   --------------------
Units outstanding, ending                                                    382,302                380,148
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,262,555
Cost of units redeemed/account charges                                                           (2,511,096)
Net investment income (loss)                                                                         49,879
Net realized gain (loss)                                                                           (628,251)
Realized gain distributions                                                                          47,413
Net change in unrealized appreciation (depreciation)                                                (49,240)
                                                                                       --------------------
Net assets                                                                             $            171,260
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.45               230   $           102              1.25%            -16.6%
12/31/2013                        0.53               372               199              1.25%            -48.6%
12/31/2012                        1.04               793               825              1.25%            -10.6%
12/31/2011                        1.16               546               635              1.25%            -26.8%
12/31/2010                        1.59               531               843              1.25%             52.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.45               153   $            69              1.00%            -16.4%
12/31/2013                        0.54                 8                 4              1.00%            -48.5%
12/31/2012                        1.05                15                16              1.00%            -10.4%
12/31/2011                        1.17                 2                 3              1.00%            -26.7%
12/31/2010                        1.59                37                60              1.00%             52.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.46                 0   $             0              0.75%            -16.2%
12/31/2013                        0.55                 0                 0              0.75%            -48.3%
12/31/2012                        1.06                 0                 0              0.75%            -10.1%
12/31/2011                        1.17                 0                 0              0.75%            -26.5%
12/31/2010                        1.60                 0                 0              0.75%             52.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.46                 0   $             0              0.50%            -16.0%
12/31/2013                        0.55                 0                 0              0.50%            -48.2%
12/31/2012                        1.06                 0                 0              0.50%             -9.9%
12/31/2011                        1.18                 0                 0              0.50%            -26.3%
12/31/2010                        1.60                 0                 0              0.50%             53.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.47                 0   $             0              0.25%            -15.8%
12/31/2013                        0.56                 0                 0              0.25%            -48.1%
12/31/2012                        1.07                 0                 0              0.25%             -9.7%
12/31/2011                        1.19                 0                 0              0.25%            -26.1%
12/31/2010                        1.61                 0                 0              0.25%             53.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.47                 0   $             0              0.00%            -15.6%
12/31/2013                        0.56                 0                 0              0.00%            -48.0%
12/31/2012                        1.08                 0                 0              0.00%             -9.4%
12/31/2011                        1.19                 0                 0              0.00%            -25.9%
12/31/2010                        1.61                 0                 0              0.00%             53.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          0.0%
      2012          0.0%
      2011          1.4%
      2010         14.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND Y CLASS - 683910509

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       163,988   $       206,194            15,474
                                                                         ===============   ===============
Receivables: investments sold                                   45,069
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       209,057
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       209,057           493,053   $          0.42
Band 100                                                            --                --              0.43
Band 75                                                             --                --              0.43
Band 50                                                             --                --              0.43
Band 25                                                             --                --              0.43
Band 0                                                              --                --              0.44
                                                       ---------------   ---------------
 Total                                                 $       209,057           493,053
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,040
Mortality & expense charges                                                                         (2,559)
                                                                                           ---------------
Net investment income (loss)                                                                         1,481
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (17,345)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (31,355)
                                                                                           ---------------
Net gain (loss)                                                                                    (48,700)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (47,219)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,481   $               (380)
Net realized gain (loss)                                                     (17,345)                (5,298)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (31,355)               (10,851)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (47,219)               (16,529)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     467,127                183,541
Cost of units redeemed                                                      (289,667)               (87,886)
Account charges                                                                 (275)                   (35)
                                                                --------------------   --------------------
Increase (decrease)                                                          177,185                 95,620
                                                                --------------------   --------------------
Net increase (decrease)                                                      129,966                 79,091
Net assets, beginning                                                         79,091                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            209,057   $             79,091
                                                                ====================   ====================

Units sold                                                                   929,787                323,983
Units redeemed                                                              (592,955)              (167,762)
                                                                --------------------   --------------------
Net increase (decrease)                                                      336,832                156,221
Units outstanding, beginning                                                 156,221                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    493,053                156,221
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            650,668
Cost of units redeemed/account charges                                                             (377,863)
Net investment income (loss)                                                                          1,101
Net realized gain (loss)                                                                            (22,643)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (42,206)
                                                                                       --------------------
Net assets                                                                             $            209,057
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.42               493   $           209              1.25%            -16.3%
12/31/2013                        0.51               156                79              1.25%            -48.4%
12/31/2012                        0.98                 0                 0              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.43                 0   $             0              1.00%            -16.0%
12/31/2013                        0.51                 0                 0              1.00%            -48.3%
12/31/2012                        0.98                 0                 0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.43                 0   $             0              0.75%            -15.8%
12/31/2013                        0.51                 0                 0              0.75%            -48.1%
12/31/2012                        0.98                 0                 0              0.75%             -1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.43                 0   $             0              0.50%            -15.6%
12/31/2013                        0.51                 0                 0              0.50%            -48.0%
12/31/2012                        0.98                 0                 0              0.50%             -1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.43                 0   $             0              0.25%            -15.4%
12/31/2013                        0.51                 0                 0              0.25%            -47.9%
12/31/2012                        0.98                 0                 0              0.25%             -1.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.44                 0   $             0              0.00%            -15.2%
12/31/2013                        0.51                 0                 0              0.00%            -47.8%
12/31/2012                        0.98                 0                 0              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND A CLASS - 68380T103

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,964,452   $     3,089,090           498,603
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (12,720)
                                                       ---------------
Net assets                                             $     2,951,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,754,638         2,806,579   $          0.98
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                         197,094           192,157              1.03
                                                       ---------------   ---------------
 Total                                                 $     2,951,732         2,998,736
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        90,835
Mortality & expense charges                                                                        (35,237)
                                                                                           ---------------
Net investment income (loss)                                                                        55,598
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (56,959)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (21,673)
                                                                                           ---------------
Net gain (loss)                                                                                    (78,632)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,034)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             55,598   $             59,766
Net realized gain (loss)                                                     (56,959)               (14,159)
Realized gain distributions                                                       --                  1,664
Net change in unrealized appreciation (depreciation)                         (21,673)              (127,865)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,034)               (80,594)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     698,276              4,216,812
Cost of units redeemed                                                    (2,555,828)              (448,784)
Account charges                                                                 (740)                  (577)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,858,292)             3,767,451
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,881,326)             3,686,857
Net assets, beginning                                                      4,833,058              1,146,201
                                                                --------------------   --------------------
Net assets, ending                                              $          2,951,732   $          4,833,058
                                                                ====================   ====================

Units sold                                                                   704,537              4,303,336
Units redeemed                                                            (2,578,989)              (525,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,874,452)             3,778,191
Units outstanding, beginning                                               4,873,188              1,094,997
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,998,736              4,873,188
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          7,200,820
Cost of units redeemed/account charges                                                           (4,214,166)
Net investment income (loss)                                                                        157,605
Net realized gain (loss)                                                                            (76,452)
Realized gain distributions                                                                           8,563
Net change in unrealized appreciation (depreciation)                                               (124,638)
                                                                                       --------------------
Net assets                                                                             $          2,951,732
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98             2,807   $         2,755              1.25%             -0.9%
12/31/2013                        0.99             4,695             4,650              1.25%             -5.4%
12/31/2012                        1.05             1,095             1,146              1.25%              9.4%
12/31/2011                        0.96               976               934              1.25%             -4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -0.7%
12/31/2013                        1.00                 0                 0              1.00%             -5.1%
12/31/2012                        1.05                 0                 0              1.00%              9.7%
12/31/2011                        0.96                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.75%             -0.4%
12/31/2013                        1.00                 0                 0              0.75%             -4.9%
12/31/2012                        1.05                 0                 0              0.75%             10.0%
12/31/2011                        0.96                 0                 0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.50%             -0.2%
12/31/2013                        1.01                 0                 0              0.50%             -4.7%
12/31/2012                        1.06                 0                 0              0.50%             10.2%
12/31/2011                        0.96                 0                 0              0.50%             -3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.25%              0.1%
12/31/2013                        1.02                 0                 0              0.25%             -4.4%
12/31/2012                        1.06                 0                 0              0.25%             10.5%
12/31/2011                        0.96                 0                 0              0.25%             -3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03               192   $           197              0.00%              0.3%
12/31/2013                        1.02               179               183              0.00%             -4.2%
12/31/2012                        1.07                 0                 0              0.00%             10.8%
12/31/2011                        0.96                 0                 0              0.00%             -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          3.1%
      2012          3.7%
      2011          3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND R CLASS - 68380T400

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,915,365   $     3,112,809           488,624
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (32,479)
                                                       ---------------
Net assets                                             $     2,882,886
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,366,750         1,680,702   $          1.41
Band 100                                                       179,784           124,637              1.44
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.55
Band 0                                                         336,352           211,797              1.59
                                                       ---------------   ---------------
 Total                                                 $     2,882,886         2,017,136
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        85,226
Mortality & expense charges                                                                        (33,522)
                                                                                           ---------------
Net investment income (loss)                                                                        51,704
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (70,609)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (15,456)
                                                                                           ---------------
Net gain (loss)                                                                                    (86,065)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (34,361)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             51,704   $            128,509
Net realized gain (loss)                                                     (70,609)              (147,439)
Realized gain distributions                                                       --                  1,217
Net change in unrealized appreciation (depreciation)                         (15,456)              (431,481)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (34,361)              (449,194)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     965,711              1,599,937
Cost of units redeemed                                                    (1,489,389)            (5,935,560)
Account charges                                                               (1,770)                (2,157)
                                                                --------------------   --------------------
Increase (decrease)                                                         (525,448)            (4,337,780)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (559,809)            (4,786,974)
Net assets, beginning                                                      3,442,695              8,229,669
                                                                --------------------   --------------------
Net assets, ending                                              $          2,882,886   $          3,442,695
                                                                ====================   ====================

Units sold                                                                   766,417              1,097,571
Units redeemed                                                            (1,138,213)            (4,109,183)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (371,796)            (3,011,612)
Units outstanding, beginning                                               2,388,932              5,400,544
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,017,136              2,388,932
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         16,909,569
Cost of units redeemed/account charges                                                          (14,950,087)
Net investment income (loss)                                                                      1,141,653
Net realized gain (loss)                                                                           (211,150)
Realized gain distributions                                                                         190,345
Net change in unrealized appreciation (depreciation)                                               (197,444)
                                                                                       --------------------
Net assets                                                                             $          2,882,886
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41             1,681   $         2,367              1.25%             -1.2%
12/31/2013                        1.42             2,150             3,063              1.25%             -5.9%
12/31/2012                        1.51             5,051             7,647              1.25%              9.2%
12/31/2011                        1.39             5,700             7,905              1.25%             -2.0%
12/31/2010                        1.41             4,992             7,061              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               125   $           180              1.00%             -0.9%
12/31/2013                        1.46                 0                 0              1.00%             -5.7%
12/31/2012                        1.54                 0                 0              1.00%              9.4%
12/31/2011                        1.41                 0                 0              1.00%             -1.7%
12/31/2010                        1.43                 0                 0              1.00%              6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%             -0.7%
12/31/2013                        1.49                 0                 0              0.75%             -5.4%
12/31/2012                        1.57                 0                 0              0.75%              9.7%
12/31/2011                        1.43                 0                 0              0.75%             -1.5%
12/31/2010                        1.45                 0                 0              0.75%              6.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%             -0.4%
12/31/2013                        1.52                 0                 0              0.50%             -5.2%
12/31/2012                        1.60                 0                 0              0.50%             10.0%
12/31/2011                        1.46                 0                 0              0.50%             -1.2%
12/31/2010                        1.48                 0                 0              0.50%              6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%             -0.2%
12/31/2013                        1.55                 0                 0              0.25%             -4.9%
12/31/2012                        1.63                 0                 0              0.25%             10.3%
12/31/2011                        1.48                 0                 0              0.25%             -1.0%
12/31/2010                        1.50                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59               212   $           336              0.00%              0.1%
12/31/2013                        1.59               239               380              0.00%             -4.7%
12/31/2012                        1.67               350               583              0.00%             10.5%
12/31/2011                        1.51               366               551              0.00%             -0.7%
12/31/2010                        1.52               214               325              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.7%
      2013          3.4%
      2012          3.3%
      2011          5.0%
      2010          3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND Y CLASS - 68380T509

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,210,072   $     2,307,232           374,606
                                                                         ===============   ===============
Receivables: investments sold                                    3,849
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,213,921
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,213,921         2,305,601   $          0.96
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $     2,213,921         2,305,601
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        69,683
Mortality & expense charges                                                                        (26,982)
                                                                                           ---------------
Net investment income (loss)                                                                        42,701
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (21,739)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (44,576)
                                                                                           ---------------
Net gain (loss)                                                                                    (66,315)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,614)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             42,701   $             30,463
Net realized gain (loss)                                                     (21,739)               (14,552)
Realized gain distributions                                                       --                    706
Net change in unrealized appreciation (depreciation)                         (44,576)               (52,584)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,614)               (35,967)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     726,666              2,287,080
Cost of units redeemed                                                      (499,191)              (236,087)
Account charges                                                               (1,508)                (3,458)
                                                                --------------------   --------------------
Increase (decrease)                                                          225,967              2,047,535
                                                                --------------------   --------------------
Net increase (decrease)                                                      202,353              2,011,568
Net assets, beginning                                                      2,011,568                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,213,921   $          2,011,568
                                                                ====================   ====================

Units sold                                                                   777,767              2,327,806
Units redeemed                                                              (549,511)              (250,461)
                                                                --------------------   --------------------
Net increase (decrease)                                                      228,256              2,077,345
Units outstanding, beginning                                               2,077,345                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,305,601              2,077,345
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,013,746
Cost of units redeemed/account charges                                                             (740,244)
Net investment income (loss)                                                                         73,164
Net realized gain (loss)                                                                            (36,291)
Realized gain distributions                                                                             706
Net change in unrealized appreciation (depreciation)                                                (97,160)
                                                                                       --------------------
Net assets                                                                             $          2,213,921
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96             2,306   $         2,214              1.25%             -0.8%
12/31/2013                        0.97             2,077             2,012              1.25%             -5.1%
12/31/2012                        1.02                 0                 0              1.25%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              1.00%             -0.6%
12/31/2013                        0.97                 0                 0              1.00%             -4.9%
12/31/2012                        1.02                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97                 0   $             0              0.75%             -0.3%
12/31/2013                        0.97                 0                 0              0.75%             -4.6%
12/31/2012                        1.02                 0                 0              0.75%              2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.50%             -0.1%
12/31/2013                        0.98                 0                 0              0.50%             -4.4%
12/31/2012                        1.02                 0                 0              0.50%              2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.25%              0.2%
12/31/2013                        0.98                 0                 0              0.25%             -4.1%
12/31/2012                        1.02                 0                 0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%              0.4%
12/31/2013                        0.98                 0                 0              0.00%             -3.9%
12/31/2012                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.3%
      2013          4.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND A CLASS - 68380L100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,304,720   $     3,333,829            93,771
                                                                         ===============   ===============
Receivables: investments sold                                    3,554
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,308,274
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,851,770         2,675,462   $          1.07
Band 100                                                         8,015             7,387              1.09
Band 75                                                             --                --              1.10
Band 50                                                          6,487             5,769              1.12
Band 25                                                             --                --              1.14
Band 0                                                         442,002           379,301              1.17
                                                       ---------------   ---------------
 Total                                                 $     3,308,274         3,067,919
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        27,176
Mortality & expense charges                                                                        (41,896)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,720)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           279,742
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (548,574)
                                                                                           ---------------
Net gain (loss)                                                                                   (268,832)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (283,552)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,720)  $              4,567
Net realized gain (loss)                                                     279,742                 40,041
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (548,574)               412,867
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (283,552)               457,475
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,868,349              3,009,610
Cost of units redeemed                                                    (2,384,548)              (235,125)
Account charges                                                               (2,576)                  (476)
                                                                --------------------   --------------------
Increase (decrease)                                                         (518,775)             2,774,009
                                                                --------------------   --------------------
Net increase (decrease)                                                     (802,327)             3,231,484
Net assets, beginning                                                      4,110,601                879,117
                                                                --------------------   --------------------
Net assets, ending                                              $          3,308,274   $          4,110,601
                                                                ====================   ====================

Units sold                                                                 1,651,467              2,873,283
Units redeemed                                                            (2,092,972)              (297,579)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (441,505)             2,575,704
Units outstanding, beginning                                               3,509,424                933,720
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,067,919              3,509,424
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          5,776,127
Cost of units redeemed/account charges                                                           (2,771,276)
Net investment income (loss)                                                                         (6,290)
Net realized gain (loss)                                                                            338,822
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (29,109)
                                                                                       --------------------
Net assets                                                                             $          3,308,274
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07             2,675   $         2,852              1.25%             -8.4%
12/31/2013                        1.16             3,201             3,724              1.25%             23.6%
12/31/2012                        0.94               934               879              1.25%             20.1%
12/31/2011                        0.78               126                98              1.25%             -8.9%
12/31/2010                        0.86                99                85              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 7   $             8              1.00%             -8.1%
12/31/2013                        1.18                 7                 8              1.00%             23.9%
12/31/2012                        0.95                 0                 0              1.00%             20.4%
12/31/2011                        0.79                 0                 0              1.00%             -8.6%
12/31/2010                        0.87                 0                 0              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%             -7.9%
12/31/2013                        1.20                 0                 0              0.75%             24.2%
12/31/2012                        0.97                 0                 0              0.75%             20.7%
12/31/2011                        0.80                 0                 0              0.75%             -8.4%
12/31/2010                        0.87                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 6   $             6              0.50%             -7.7%
12/31/2013                        1.22                 2                 2              0.50%             24.5%
12/31/2012                        0.98                 0                 0              0.50%             21.0%
12/31/2011                        0.81                 0                 0              0.50%             -8.2%
12/31/2010                        0.88                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%             -7.5%
12/31/2013                        1.24                 0                 0              0.25%             24.8%
12/31/2012                        0.99                 0                 0              0.25%             21.3%
12/31/2011                        0.82                 0                 0              0.25%             -7.9%
12/31/2010                        0.89                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17               379   $           442              0.00%             -7.2%
12/31/2013                        1.26               300               377              0.00%             25.1%
12/31/2012                        1.00                 0                 0              0.00%             21.6%
12/31/2011                        0.83                 0                 0              0.00%             -7.7%
12/31/2010                        0.89                 0                 0              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          1.1%
      2012          2.1%
      2011          0.8%
      2010          0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND Y CLASS - 68380L407

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,395,298   $    22,962,204           617,463
                                                                         ===============   ===============
Receivables: investments sold                                  265,315
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    21,660,613
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,660,613        17,636,882   $          1.23
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $    21,660,613        17,636,882
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       246,315
Mortality & expense charges                                                                       (226,429)
                                                                                           ---------------
Net investment income (loss)                                                                        19,886
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,674
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,777,033)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,736,359)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,716,473)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             19,886   $             24,336
Net realized gain (loss)                                                      40,674                 10,848
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,777,033)               210,127
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,716,473)               245,311
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  18,294,554             14,268,951
Cost of units redeemed                                                    (6,285,821)            (3,117,322)
Account charges                                                              (24,789)                (3,798)
                                                                --------------------   --------------------
Increase (decrease)                                                       11,983,944             11,147,831
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,267,471             11,393,142
Net assets, beginning                                                     11,393,142                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         21,660,613   $         11,393,142
                                                                ====================   ====================

Units sold                                                                14,164,252             10,949,420
Units redeemed                                                            (5,048,582)            (2,428,208)
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,115,670              8,521,212
Units outstanding, beginning                                               8,521,212                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,636,882              8,521,212
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         32,563,505
Cost of units redeemed/account charges                                                           (9,431,730)
Net investment income (loss)                                                                         44,222
Net realized gain (loss)                                                                             51,522
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             (1,566,906)
                                                                                       --------------------
Net assets                                                                             $         21,660,613
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23            17,637   $        21,661              1.25%             -8.1%
12/31/2013                        1.34             8,521            11,393              1.25%             23.9%
12/31/2012                        1.08                 0                 0              1.25%              7.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              1.00%             -7.9%
12/31/2013                        1.34                 0                 0              1.00%             24.2%
12/31/2012                        1.08                 0                 0              1.00%              7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%             -7.7%
12/31/2013                        1.34                 0                 0              0.75%             24.5%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.50%             -7.5%
12/31/2013                        1.35                 0                 0              0.50%             24.8%
12/31/2012                        1.08                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%             -7.2%
12/31/2013                        1.35                 0                 0              0.25%             25.1%
12/31/2012                        1.08                 0                 0              0.25%              8.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.00%             -7.0%
12/31/2013                        1.36                 0                 0              0.00%             25.5%
12/31/2012                        1.08                 0                 0              0.00%              8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          0.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND R CLASS - 68380L506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       920,698   $       885,124            26,953
                                                                         ===============   ===============
Receivables: investments sold                                   14,308
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       935,006
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       728,356           696,105   $          1.05
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.12
Band 0                                                         206,650           180,653              1.14
                                                       ---------------   ---------------
 Total                                                 $       935,006           876,758
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,512
Mortality & expense charges                                                                        (10,018)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,506)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            59,363
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (140,782)
                                                                                           ---------------
Net gain (loss)                                                                                    (81,419)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (84,925)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,506)  $             (6,909)
Net realized gain (loss)                                                      59,363                229,313
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (140,782)                46,839
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (84,925)               269,243
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     297,087                 73,843
Cost of units redeemed                                                      (426,183)              (427,530)
Account charges                                                                 (426)                  (699)
                                                                --------------------   --------------------
Increase (decrease)                                                         (129,522)              (354,386)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (214,447)               (85,143)
Net assets, beginning                                                      1,149,453              1,234,596
                                                                --------------------   --------------------
Net assets, ending                                              $            935,006   $          1,149,453
                                                                ====================   ====================

Units sold                                                                   268,800                821,857
Units redeemed                                                              (383,063)            (1,149,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (114,263)              (327,206)
Units outstanding, beginning                                                 991,021              1,318,227
                                                                --------------------   --------------------
Units outstanding, ending                                                    876,758                991,021
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,253,979
Cost of units redeemed/account charges                                                           (1,671,526)
Net investment income (loss)                                                                        (20,263)
Net realized gain (loss)                                                                            337,242
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 35,574
                                                                                       --------------------
Net assets                                                                             $            935,006
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05               696   $           728              1.25%             -8.6%
12/31/2013                        1.14               829               950              1.25%             23.2%
12/31/2012                        0.93             1,157             1,075              1.25%             19.8%
12/31/2011                        0.78               889               690              1.25%             -9.1%
12/31/2010                        0.85               637               543              1.25%             13.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%             -8.4%
12/31/2013                        1.16                 0                 0              1.00%             23.6%
12/31/2012                        0.94                 0                 0              1.00%             20.1%
12/31/2011                        0.78                 0                 0              1.00%             -8.9%
12/31/2010                        0.86                 0                 0              1.00%             13.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%             -8.2%
12/31/2013                        1.18                 0                 0              0.75%             23.9%
12/31/2012                        0.95                 0                 0              0.75%             20.4%
12/31/2011                        0.79                 0                 0              0.75%             -8.6%
12/31/2010                        0.87                 0                 0              0.75%             13.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%             -7.9%
12/31/2013                        1.20                 0                 0              0.50%             24.2%
12/31/2012                        0.97                 0                 0              0.50%             20.7%
12/31/2011                        0.80                 0                 0              0.50%             -8.4%
12/31/2010                        0.87                 0                 0              0.50%             13.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%             -7.7%
12/31/2013                        1.22                 0                 0              0.25%             24.5%
12/31/2012                        0.98                 0                 0              0.25%             21.0%
12/31/2011                        0.81                 0                 0              0.25%             -8.2%
12/31/2010                        0.88                 0                 0              0.25%             14.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14               181   $           207              0.00%             -7.5%
12/31/2013                        1.24               162               200              0.00%             24.8%
12/31/2012                        0.99               161               159              0.00%             21.3%
12/31/2011                        0.82                 0                 0              0.00%             -8.0%
12/31/2010                        0.89                 0                 0              0.00%             14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.5%
      2012          1.1%
      2011          0.6%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND A CLASS - 68380U100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        13,648   $        14,334               437
                                                                         ===============   ===============
Receivables: investments sold                                      529
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        14,177
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,177             9,272   $          1.53
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $        14,177             9,272
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            63
Mortality & expense charges                                                                           (564)
                                                                                           ---------------
Net investment income (loss)                                                                          (501)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,450
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (6,161)
                                                                                           ---------------
Net gain (loss)                                                                                       (711)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,212)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (501)  $                 79
Net realized gain (loss)                                                       5,450                     14
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (6,161)                 5,475
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,212)                 5,568
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      58,062                 30,456
Cost of units redeemed                                                       (78,644)                   (44)
Account charges                                                                   (9)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          (20,591)                30,412
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,803)                35,980
Net assets, beginning                                                         35,980                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             14,177   $             35,980
                                                                ====================   ====================

Units sold                                                                    36,517                 23,293
Units redeemed                                                               (50,510)                   (28)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,993)                23,265
Units outstanding, beginning                                                  23,265                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,272                 23,265
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             88,518
Cost of units redeemed/account charges                                                              (78,697)
Net investment income (loss)                                                                           (422)
Net realized gain (loss)                                                                              5,464
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (686)
                                                                                       --------------------
Net assets                                                                             $             14,177
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 9   $            14              1.25%             -1.1%
12/31/2013                        1.55                23                36              1.25%             43.1%
12/31/2012                        1.08                 0                 0              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%             -0.9%
12/31/2013                        1.55                 0                 0              1.00%             43.4%
12/31/2012                        1.08                 0                 0              1.00%              8.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%             -0.6%
12/31/2013                        1.56                 0                 0              0.75%             43.8%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%             -0.4%
12/31/2013                        1.56                 0                 0              0.50%             44.1%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%             -0.1%
12/31/2013                        1.56                 0                 0              0.25%             44.5%
12/31/2012                        1.08                 0                 0              0.25%              8.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.00%              0.1%
12/31/2013                        1.57                 0                 0              0.00%             44.9%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          1.4%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND R CLASS - 68380U407

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,771,295   $     1,376,862            56,726
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,000)
                                                       ---------------
Net assets                                             $     1,769,295
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,612,064           596,691   $          2.70
Band 100                                                       157,231            56,817              2.77
Band 75                                                             --                --              2.83
Band 50                                                             --                --              2.90
Band 25                                                             --                --              2.97
Band 0                                                              --                --              3.05
                                                       ---------------   ---------------
 Total                                                 $     1,769,295           653,508
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,001
Mortality & expense charges                                                                        (22,901)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,900)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            85,991
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (90,684)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,693)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,593)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,900)  $             (9,798)
Net realized gain (loss)                                                      85,991                 89,805
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (90,684)               434,091
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,593)               514,098
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     338,988                443,155
Cost of units redeemed                                                      (282,759)              (439,809)
Account charges                                                                 (274)                  (295)
                                                                --------------------   --------------------
Increase (decrease)                                                           55,955                  3,051
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,362                517,149
Net assets, beginning                                                      1,736,933              1,219,784
                                                                --------------------   --------------------
Net assets, ending                                              $          1,769,295   $          1,736,933
                                                                ====================   ====================

Units sold                                                                   185,728                187,457
Units redeemed                                                              (166,362)              (188,716)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,366                 (1,259)
Units outstanding, beginning                                                 634,142                635,401
                                                                --------------------   --------------------
Units outstanding, ending                                                    653,508                634,142
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          7,107,819
Cost of units redeemed/account charges                                                           (6,180,515)
Net investment income (loss)                                                                        196,895
Net realized gain (loss)                                                                             24,696
Realized gain distributions                                                                         225,967
Net change in unrealized appreciation (depreciation)                                                394,433
                                                                                       --------------------
Net assets                                                                             $          1,769,295
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.70               597   $         1,612              1.25%             -1.4%
12/31/2013                        2.74               634             1,737              1.25%             42.7%
12/31/2012                        1.92               635             1,220              1.25%             20.7%
12/31/2011                        1.59               850             1,352              1.25%            -21.7%
12/31/2010                        2.03               941             1,911              1.25%             35.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.77                57   $           157              1.00%             -1.1%
12/31/2013                        2.80                 0                 0              1.00%             43.0%
12/31/2012                        1.96                 0                 0              1.00%             21.0%
12/31/2011                        1.62                 0                 0              1.00%            -21.5%
12/31/2010                        2.06                 0                 0              1.00%             35.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.83                 0   $             0              0.75%             -0.9%
12/31/2013                        2.86                 0                 0              0.75%             43.4%
12/31/2012                        1.99                 0                 0              0.75%             21.3%
12/31/2011                        1.64                 0                 0              0.75%            -21.3%
12/31/2010                        2.09                 0                 0              0.75%             35.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.90                 0   $             0              0.50%             -0.6%
12/31/2013                        2.92                 0                 0              0.50%             43.8%
12/31/2012                        2.03                 0                 0              0.50%             21.6%
12/31/2011                        1.67                 0                 0              0.50%            -21.1%
12/31/2010                        2.12                 0                 0              0.50%             36.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.97                 0   $             0              0.25%             -0.4%
12/31/2013                        2.99                 0                 0              0.25%             44.1%
12/31/2012                        2.07                 0                 0              0.25%             21.9%
12/31/2011                        1.70                 0                 0              0.25%            -20.9%
12/31/2010                        2.15                 0                 0              0.25%             36.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.05                 0   $             0              0.00%             -0.1%
12/31/2013                        3.05                 0                 0              0.00%             44.5%
12/31/2012                        2.11                 0                 0              0.00%             22.2%
12/31/2011                        1.73                 0                 0              0.00%            -20.7%
12/31/2010                        2.18                 0                 0              0.00%             36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.5%
      2012          0.8%
      2011          3.6%
      2010          8.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND Y CLASS - 68380U506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       969,629   $       982,685            30,250
                                                                         ===============   ===============
Receivables: investments sold                                    4,141
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       973,770
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       973,770           633,120   $          1.54
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $       973,770           633,120
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,968
Mortality & expense charges                                                                        (15,563)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,595)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,389
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (21,933)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,544)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,139)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,595)  $              2,369
Net realized gain (loss)                                                       8,389                      2
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (21,933)                 8,877
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,139)                11,248
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,918,460                271,217
Cost of units redeemed                                                    (1,204,982)                    --
Account charges                                                                  (34)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          713,444                271,217
                                                                --------------------   --------------------
Net increase (decrease)                                                      691,305                282,465
Net assets, beginning                                                        282,465                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            973,770   $            282,465
                                                                ====================   ====================

Units sold                                                                 1,235,929                182,066
Units redeemed                                                              (784,875)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      451,054                182,066
Units outstanding, beginning                                                 182,066                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    633,120                182,066
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,189,677
Cost of units redeemed/account charges                                                           (1,205,016)
Net investment income (loss)                                                                         (6,226)
Net realized gain (loss)                                                                              8,391
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (13,056)
                                                                                       --------------------
Net assets                                                                             $            973,770
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               633   $           974              1.25%             -0.9%
12/31/2013                        1.55               182               282              1.25%             43.5%
12/31/2012                        1.08                 0                 0              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              1.00%             -0.6%
12/31/2013                        1.56                 0                 0              1.00%             43.8%
12/31/2012                        1.08                 0                 0              1.00%              8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%             -0.4%
12/31/2013                        1.56                 0                 0              0.75%             44.2%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%             -0.1%
12/31/2013                        1.56                 0                 0              0.50%             44.5%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.25%              0.1%
12/31/2013                        1.57                 0                 0              0.25%             44.9%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.00%              0.4%
12/31/2013                        1.57                 0                 0              0.00%             45.3%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.8%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND A CLASS - 68381F102

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,408,708   $     1,356,126            47,623
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,807)
                                                       ---------------
Net assets                                             $     1,404,901
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,293,288         1,438,316   $          0.90
Band 100                                                       103,630           112,914              0.92
Band 75                                                             --                --              0.94
Band 50                                                          7,983             8,349              0.96
Band 25                                                             --                --              0.98
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $     1,404,901         1,559,579
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,650
Mortality & expense charges                                                                        (15,198)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,548)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           100,947
Realized gain distributions                                                                        185,265
Net change in unrealized appreciation (depreciation)                                              (151,309)
                                                                                           ---------------
Net gain (loss)                                                                                    134,903
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       127,355
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,548)  $            (16,806)
Net realized gain (loss)                                                     100,947                464,036
Realized gain distributions                                                  185,265                     --
Net change in unrealized appreciation (depreciation)                        (151,309)               (61,397)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            127,355                385,833
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     634,316              1,138,669
Cost of units redeemed                                                      (478,850)            (2,007,712)
Account charges                                                                 (701)                  (432)
                                                                --------------------   --------------------
Increase (decrease)                                                          154,765               (869,475)
                                                                --------------------   --------------------
Net increase (decrease)                                                      282,120               (483,642)
Net assets, beginning                                                      1,122,781              1,606,423
                                                                --------------------   --------------------
Net assets, ending                                              $          1,404,901   $          1,122,781
                                                                ====================   ====================

Units sold                                                                   776,849              1,038,294
Units redeemed                                                              (599,997)            (2,265,307)
                                                                --------------------   --------------------
Net increase (decrease)                                                      176,852             (1,227,013)
Units outstanding, beginning                                               1,382,727              2,609,740
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,559,579              1,382,727
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          7,715,213
Cost of units redeemed/account charges                                                           (7,065,965)
Net investment income (loss)                                                                       (124,206)
Net realized gain (loss)                                                                            498,174
Realized gain distributions                                                                         329,103
Net change in unrealized appreciation (depreciation)                                                 52,582
                                                                                       --------------------
Net assets                                                                             $          1,404,901
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.90             1,438   $         1,293              1.25%             10.9%
12/31/2013                        0.81             1,301             1,055              1.25%             31.7%
12/31/2012                        0.62             2,610             1,606              1.25%             15.3%
12/31/2011                        0.53             4,259             2,273              1.25%             -3.9%
12/31/2010                        0.56             3,910             2,171              1.25%             21.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.92               113   $           104              1.00%             11.2%
12/31/2013                        0.83                72                60              1.00%             32.1%
12/31/2012                        0.63                 0                 0              1.00%             15.6%
12/31/2011                        0.54                 0                 0              1.00%             -3.6%
12/31/2010                        0.56                 0                 0              1.00%             21.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.75%             11.4%
12/31/2013                        0.84                 0                 0              0.75%             32.4%
12/31/2012                        0.63                 0                 0              0.75%             15.9%
12/31/2011                        0.55                 0                 0              0.75%             -3.4%
12/31/2010                        0.57                 0                 0              0.75%             22.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 8   $             8              0.50%             11.7%
12/31/2013                        0.86                 9                 8              0.50%             32.7%
12/31/2012                        0.64                 0                 0              0.50%             16.2%
12/31/2011                        0.56                 0                 0              0.50%             -3.1%
12/31/2010                        0.57                 0                 0              0.50%             22.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.25%             12.0%
12/31/2013                        0.87                 0                 0              0.25%             33.1%
12/31/2012                        0.65                 0                 0              0.25%             16.5%
12/31/2011                        0.56                 0                 0              0.25%             -2.9%
12/31/2010                        0.58                 0                 0              0.25%             22.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.00%             12.3%
12/31/2013                        0.89                 0                 0              0.00%             33.4%
12/31/2012                        0.67                 0                 0              0.00%             16.8%
12/31/2011                        0.57                 0                 0              0.00%             -2.7%
12/31/2010                        0.59                 0                 0              0.00%             23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.0%
      2012          0.7%
      2011          0.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND Y CLASS - 68381F409

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,307,389   $     1,315,029            41,500
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,091)
                                                       ---------------
Net assets                                             $     1,297,298
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,297,298           813,283   $          1.60
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $     1,297,298           813,283
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,006
Mortality & expense charges                                                                         (9,102)
                                                                                           ---------------
Net investment income (loss)                                                                           904
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,600
Realized gain distributions                                                                        161,832
Net change in unrealized appreciation (depreciation)                                               (76,205)
                                                                                           ---------------
Net gain (loss)                                                                                     90,227
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        91,131
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                904   $             (2,032)
Net realized gain (loss)                                                       4,600                  2,315
Realized gain distributions                                                  161,832                     --
Net change in unrealized appreciation (depreciation)                         (76,205)                68,565
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             91,131                 68,848
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     742,901                468,269
Cost of units redeemed                                                       (50,652)               (23,189)
Account charges                                                                   (6)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                          692,243                445,076
                                                                --------------------   --------------------
Net increase (decrease)                                                      783,374                513,924
Net assets, beginning                                                        513,924                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,297,298   $            513,924
                                                                ====================   ====================

Units sold                                                                   491,941                375,794
Units redeemed                                                               (36,816)               (17,636)
                                                                --------------------   --------------------
Net increase (decrease)                                                      455,125                358,158
Units outstanding, beginning                                                 358,158                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    813,283                358,158
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,211,170
Cost of units redeemed/account charges                                                              (73,851)
Net investment income (loss)                                                                         (1,128)
Net realized gain (loss)                                                                              6,915
Realized gain distributions                                                                         161,832
Net change in unrealized appreciation (depreciation)                                                 (7,640)
                                                                                       --------------------
Net assets                                                                             $          1,297,298
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60               813   $         1,297              1.25%             11.2%
12/31/2013                        1.43               358               514              1.25%             32.2%
12/31/2012                        1.09                 0                 0              1.25%              8.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.00%             11.4%
12/31/2013                        1.44                 0                 0              1.00%             32.5%
12/31/2012                        1.09                 0                 0              1.00%              8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             11.7%
12/31/2013                        1.44                 0                 0              0.75%             32.8%
12/31/2012                        1.09                 0                 0              0.75%              8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             12.0%
12/31/2013                        1.45                 0                 0              0.50%             33.1%
12/31/2012                        1.09                 0                 0              0.50%              8.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.25%             12.3%
12/31/2013                        1.45                 0                 0              0.25%             33.5%
12/31/2012                        1.09                 0                 0              0.25%              8.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.00%             12.6%
12/31/2013                        1.46                 0                 0              0.00%             33.8%
12/31/2012                        1.09                 0                 0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND R CLASS - 68381F508

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,145,769   $     1,013,984            40,205
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,751)
                                                       ---------------
Net assets                                             $     1,141,018
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       579,665           662,414   $          0.88
Band 100                                                       309,560           346,582              0.89
Band 75                                                             --                --              0.91
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.95
Band 0                                                         251,793           259,734              0.97
                                                       ---------------   ---------------
 Total                                                 $     1,141,018         1,268,730
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,944
Mortality & expense charges                                                                         (9,743)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,799)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           148,512
Realized gain distributions                                                                        155,829
Net change in unrealized appreciation (depreciation)                                              (188,215)
                                                                                           ---------------
Net gain (loss)                                                                                    116,126
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       110,327
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,799)  $            (11,997)
Net realized gain (loss)                                                     148,512                217,252
Realized gain distributions                                                  155,829                     --
Net change in unrealized appreciation (depreciation)                        (188,215)               104,623
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            110,327                309,878
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     394,527                365,634
Cost of units redeemed                                                      (489,528)              (784,209)
Account charges                                                                 (332)                  (434)
                                                                --------------------   --------------------
Increase (decrease)                                                          (95,333)              (419,009)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,994               (109,131)
Net assets, beginning                                                      1,126,024              1,235,155
                                                                --------------------   --------------------
Net assets, ending                                              $          1,141,018   $          1,126,024
                                                                ====================   ====================

Units sold                                                                   580,743                527,555
Units redeemed                                                              (711,332)            (1,165,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (130,589)              (638,003)
Units outstanding, beginning                                               1,399,319              2,037,322
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,268,730              1,399,319
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,436,512
Cost of units redeemed/account charges                                                           (3,060,544)
Net investment income (loss)                                                                        (62,890)
Net realized gain (loss)                                                                            525,207
Realized gain distributions                                                                         170,948
Net change in unrealized appreciation (depreciation)                                                131,785
                                                                                       --------------------
Net assets                                                                             $          1,141,018
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.88               662   $           580              1.25%             10.6%
12/31/2013                        0.79             1,042               824              1.25%             31.3%
12/31/2012                        0.60             1,838             1,107              1.25%             15.0%
12/31/2011                        0.52             1,923             1,007              1.25%             -4.1%
12/31/2010                        0.55             2,442             1,334              1.25%             21.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.89               347   $           310              1.00%             10.9%
12/31/2013                        0.81               122                98              1.00%             31.7%
12/31/2012                        0.61                40                24              1.00%             15.3%
12/31/2011                        0.53                30                16              1.00%             -3.9%
12/31/2010                        0.55                27                15              1.00%             21.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.91                 0   $             0              0.75%             11.2%
12/31/2013                        0.82                 0                 0              0.75%             32.0%
12/31/2012                        0.62                 0                 0              0.75%             15.6%
12/31/2011                        0.54                 0                 0              0.75%             -3.6%
12/31/2010                        0.56                 0                 0              0.75%             22.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.50%             11.5%
12/31/2013                        0.83                 0                 0              0.50%             32.3%
12/31/2012                        0.63                 0                 0              0.50%             15.9%
12/31/2011                        0.54                 0                 0              0.50%             -3.4%
12/31/2010                        0.56                 0                 0              0.50%             22.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.95                 0   $             0              0.25%             11.8%
12/31/2013                        0.85                 0                 0              0.25%             32.6%
12/31/2012                        0.64                 0                 0              0.25%             16.2%
12/31/2011                        0.55                 0                 0              0.25%             -3.2%
12/31/2010                        0.57                 0                 0              0.25%             22.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.97               260   $           252              0.00%             12.0%
12/31/2013                        0.87               235               204              0.00%             33.0%
12/31/2012                        0.65               160               104              0.00%             16.5%
12/31/2011                        0.56               141                79              0.00%             -2.9%
12/31/2010                        0.58               140                81              0.00%             22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.0%
      2012          0.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND R CLASS - 68380D835

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       744,457   $       488,622            38,645
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,683)
                                                       ---------------
Net assets                                             $       742,774
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       698,201           423,432   $          1.65
Band 100                                                        44,573            26,390              1.69
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.77
Band 25                                                             --                --              1.82
Band 0                                                              --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $       742,774           449,822
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           706
Mortality & expense charges                                                                         (8,759)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,053)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,615
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                21,669
                                                                                           ---------------
Net gain (loss)                                                                                     48,284
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        40,231
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,053)  $             (7,214)
Net realized gain (loss)                                                      26,615                 63,290
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          21,669                 94,314
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             40,231                150,390
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     107,519                 68,783
Cost of units redeemed                                                       (81,536)              (219,825)
Account charges                                                                  (59)                  (163)
                                                                --------------------   --------------------
Increase (decrease)                                                           25,924               (151,205)
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,155                   (815)
Net assets, beginning                                                        676,619                677,434
                                                                --------------------   --------------------
Net assets, ending                                              $            742,774   $            676,619
                                                                ====================   ====================

Units sold                                                                    77,835                 50,988
Units redeemed                                                               (62,345)              (169,939)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,490               (118,951)
Units outstanding, beginning                                                 434,332                553,283
                                                                --------------------   --------------------
Units outstanding, ending                                                    449,822                434,332
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,634,666
Cost of units redeemed/account charges                                                           (1,151,328)
Net investment income (loss)                                                                        (43,877)
Net realized gain (loss)                                                                            (18,351)
Realized gain distributions                                                                          65,829
Net change in unrealized appreciation (depreciation)                                                255,835
                                                                                       --------------------
Net assets                                                                             $            742,774
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65               423   $           698              1.25%              5.8%
12/31/2013                        1.56               434               677              1.25%             27.2%
12/31/2012                        1.22               553               677              1.25%             14.1%
12/31/2011                        1.07               484               519              1.25%             -4.3%
12/31/2010                        1.12               523               586              1.25%             14.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                26   $            45              1.00%              6.1%
12/31/2013                        1.59                 0                 0              1.00%             27.6%
12/31/2012                        1.25                 0                 0              1.00%             14.4%
12/31/2011                        1.09                 0                 0              1.00%             -4.1%
12/31/2010                        1.14                 0                 0              1.00%             15.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.75%              6.4%
12/31/2013                        1.63                 0                 0              0.75%             27.9%
12/31/2012                        1.27                 0                 0              0.75%             14.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.8%
12/31/2010                        1.15                 0                 0              0.75%             15.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.50%              6.6%
12/31/2013                        1.66                 0                 0              0.50%             28.2%
12/31/2012                        1.30                 0                 0              0.50%             15.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.6%
12/31/2010                        1.17                 0                 0              0.50%             15.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.25%              6.9%
12/31/2013                        1.70                 0                 0              0.25%             28.5%
12/31/2012                        1.32                 0                 0              0.25%             15.3%
12/31/2011                        1.15                 0                 0              0.25%             -3.4%
12/31/2010                        1.19                 0                 0              0.25%             16.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.00%              7.2%
12/31/2013                        1.74                 0                 0              0.00%             28.8%
12/31/2012                        1.35                 0                 0              0.00%             15.6%
12/31/2011                        1.17                 0                 0              0.00%             -3.1%
12/31/2010                        1.20                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.0%
      2012          0.4%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND Y CLASS - 68380D843

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        75,117   $        60,473             3,766
                                                                         ===============   ===============
Receivables: investments sold                                       29
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        75,146
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        75,146            52,232   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $        75,146            52,232
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           465
Mortality & expense charges                                                                           (900)
                                                                                           ---------------
Net investment income (loss)                                                                          (435)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,068
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,762
                                                                                           ---------------
Net gain (loss)                                                                                      4,830
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,395
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (435)  $               (190)
Net realized gain (loss)                                                       1,068                     42
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,762                 10,882
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,395                 10,734
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,335                 59,050
Cost of units redeemed                                                        (5,368)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              967                 59,050
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,362                 69,784
Net assets, beginning                                                         69,784                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             75,146   $             69,784
                                                                ====================   ====================

Units sold                                                                     4,567                 51,591
Units redeemed                                                                (3,926)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                          641                 51,591
Units outstanding, beginning                                                  51,591                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     52,232                 51,591
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             65,385
Cost of units redeemed/account charges                                                               (5,368)
Net investment income (loss)                                                                           (625)
Net realized gain (loss)                                                                              1,110
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 14,644
                                                                                       --------------------
Net assets                                                                             $             75,146
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                52   $            75              1.25%              6.4%
12/31/2013                        1.35                52                70              1.25%             28.0%
12/31/2012                        1.06                 0                 0              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              6.6%
12/31/2013                        1.36                 0                 0              1.00%             28.3%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.75%              6.9%
12/31/2013                        1.36                 0                 0              0.75%             28.6%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%              7.2%
12/31/2013                        1.36                 0                 0              0.50%             28.9%
12/31/2012                        1.06                 0                 0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.25%              7.4%
12/31/2013                        1.37                 0                 0              0.25%             29.2%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.00%              7.7%
12/31/2013                        1.37                 0                 0              0.00%             29.6%
12/31/2012                        1.06                 0                 0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          1.1%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND A CLASS - 68380D876

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       150,416   $       120,585             7,663
                                                                         ===============   ===============
Receivables: investments sold                                       98
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       150,514
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       150,514           105,202   $          1.43
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $       150,514           105,202
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           540
Mortality & expense charges                                                                         (1,860)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,320)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,849
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,644
                                                                                           ---------------
Net gain (loss)                                                                                      9,493
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,173
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,320)  $             (1,133)
Net realized gain (loss)                                                       3,849                  4,784
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           5,644                 24,187
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,173                 27,838
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      21,665                151,679
Cost of units redeemed                                                       (18,601)               (40,054)
Account charges                                                                  (97)                   (89)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,967                111,536
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,140                139,374
Net assets, beginning                                                        139,374                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            150,514   $            139,374
                                                                ====================   ====================

Units sold                                                                    15,692                137,536
Units redeemed                                                               (13,833)               (34,193)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,859                103,343
Units outstanding, beginning                                                 103,343                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    105,202                103,343
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            173,344
Cost of units redeemed/account charges                                                              (58,841)
Net investment income (loss)                                                                         (2,453)
Net realized gain (loss)                                                                              8,633
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 29,831
                                                                                       --------------------
Net assets                                                                             $            150,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43               105   $           151              1.25%              6.1%
12/31/2013                        1.35               103               139              1.25%             27.6%
12/31/2012                        1.06                 0                 0              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.00%              6.4%
12/31/2013                        1.35                 0                 0              1.00%             27.9%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.75%              6.6%
12/31/2013                        1.36                 0                 0              0.75%             28.2%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.50%              6.9%
12/31/2013                        1.36                 0                 0              0.50%             28.6%
12/31/2012                        1.06                 0                 0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.25%              7.2%
12/31/2013                        1.36                 0                 0              0.25%             28.9%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.00%              7.4%
12/31/2013                        1.37                 0                 0              0.00%             29.2%
12/31/2012                        1.06                 0                 0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.6%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER SENIOR FLOATING RATE FUND A CLASS - 68381K101

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        27,624   $        27,987             3,406
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        27,625
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        27,625            28,169   $          0.98
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $        27,625            28,169
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           175
Mortality & expense charges                                                                            (42)
                                                                                           ---------------
Net investment income (loss)                                                                           133
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (3)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (363)
                                                                                           ---------------
Net gain (loss)                                                                                       (366)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (233)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                133   $                 --
Net realized gain (loss)                                                          (3)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (363)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (233)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,012                     --
Cost of units redeemed                                                          (146)                    --
Account charges                                                                   (8)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           27,858                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,625                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             27,625   $                 --
                                                                ====================   ====================

Units sold                                                                    28,327                     --
Units redeemed                                                                  (158)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,169                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     28,169                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             28,012
Cost of units redeemed/account charges                                                                 (154)
Net investment income (loss)                                                                            133
Net realized gain (loss)                                                                                 (3)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (363)
                                                                                       --------------------
Net assets                                                                             $             27,625
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                28   $            28              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.50%             -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      OPPENHEIMER SENIOR FLOATING RATE FUND Y CLASS - 68381K408 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.98
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.99
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.98                 0   $             0              0.50%             -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.25%             -1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           OPPENHEIMER SMALL & MID CAP VALUE FUND A CLASS - 68380E700

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,223   $         2,593                66
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $         3,221
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,221             2,026   $          1.59
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $         3,221             2,026
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            19
Mortality & expense charges                                                                            (36)
                                                                                           ---------------
Net investment income (loss)                                                                           (17)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 6
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   276
                                                                                           ---------------
Net gain (loss)                                                                                        282
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           265
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (17)  $                 --
Net realized gain (loss)                                                           6                     85
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             276                    354
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                265                    439
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         250                  3,027
Cost of units redeemed                                                            (2)                  (749)
Account charges                                                                   (5)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                              243                  2,274
                                                                --------------------   --------------------
Net increase (decrease)                                                          508                  2,713
Net assets, beginning                                                          2,713                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              3,221   $              2,713
                                                                ====================   ====================

Units sold                                                                       166                  2,394
Units redeemed                                                                    (4)                  (530)
                                                                --------------------   --------------------
Net increase (decrease)                                                          162                  1,864
Units outstanding, beginning                                                   1,864                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,026                  1,864
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $              3,277
Cost of units redeemed/account charges                                                                 (760)
Net investment income (loss)                                                                            (17)
Net realized gain (loss)                                                                                 91
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    630
                                                                                       --------------------
Net assets                                                                             $              3,221
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 2   $             3              1.25%              9.2%
12/31/2013                        1.46                 2                 3              1.25%             36.1%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.00%              9.5%
12/31/2013                        1.46                 0                 0              1.00%             36.4%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%              9.7%
12/31/2013                        1.46                 0                 0              0.75%             36.7%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             10.0%
12/31/2013                        1.47                 0                 0              0.50%             37.1%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.25%             10.3%
12/31/2013                        1.47                 0                 0              0.25%             37.4%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.00%             10.6%
12/31/2013                        1.48                 0                 0              0.00%             37.8%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          1.6%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           OPPENHEIMER SMALL & MID CAP VALUE FUND Y CLASS - 68380E783

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        47,029   $        45,129               933
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (416)
                                                       ---------------
Net assets                                             $        46,613
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        46,613            29,121   $          1.60
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $        46,613            29,121
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           398
Mortality & expense charges                                                                           (497)
                                                                                           ---------------
Net investment income (loss)                                                                           (99)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,220
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,878
                                                                                           ---------------
Net gain (loss)                                                                                      3,098
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,999
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (99)  $                 11
Net realized gain (loss)                                                       1,220                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,878                     22
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,999                     33
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     110,792                  1,199
Cost of units redeemed                                                       (68,365)                    --
Account charges                                                                  (45)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           42,382                  1,199
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,381                  1,232
Net assets, beginning                                                          1,232                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             46,613   $              1,232
                                                                ====================   ====================

Units sold                                                                    77,207                    843
Units redeemed                                                               (48,929)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,278                    843
Units outstanding, beginning                                                     843                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,121                    843
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            111,991
Cost of units redeemed/account charges                                                              (68,410)
Net investment income (loss)                                                                            (88)
Net realized gain (loss)                                                                              1,220
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,900
                                                                                       --------------------
Net assets                                                                             $             46,613
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                29   $            47              1.25%              9.6%
12/31/2013                        1.46                 1                 1              1.25%             36.5%
12/31/2012                        1.07                 0                 0              1.25%              7.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              1.00%              9.8%
12/31/2013                        1.46                 0                 0              1.00%             36.8%
12/31/2012                        1.07                 0                 0              1.00%              7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.75%             10.1%
12/31/2013                        1.47                 0                 0              0.75%             37.1%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.50%             10.4%
12/31/2013                        1.47                 0                 0              0.50%             37.5%
12/31/2012                        1.07                 0                 0              0.50%              7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%             10.7%
12/31/2013                        1.48                 0                 0              0.25%             37.8%
12/31/2012                        1.07                 0                 0              0.25%              7.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.00%             10.9%
12/31/2013                        1.48                 0                 0              0.00%             38.2%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           OPPENHEIMER SMALL & MID CAP VALUE FUND R CLASS - 68380E817

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,081,591   $     1,529,805            44,405
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,979)
                                                       ---------------
Net assets                                             $     2,078,612
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,822,209         1,072,212   $          1.70
Band 100                                                       256,403           147,288              1.74
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.83
Band 25                                                             --                --              1.87
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $     2,078,612         1,219,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,903
Mortality & expense charges                                                                        (24,581)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,678)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           175,841
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 7,234
                                                                                           ---------------
Net gain (loss)                                                                                    183,075
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       167,397
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,678)  $            (17,079)
Net realized gain (loss)                                                     175,841                233,406
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           7,234                366,059
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            167,397                582,386
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     602,454                619,422
Cost of units redeemed                                                      (688,726)              (852,980)
Account charges                                                                 (934)                  (767)
                                                                --------------------   --------------------
Increase (decrease)                                                          (87,206)              (234,325)
                                                                --------------------   --------------------
Net increase (decrease)                                                       80,191                348,061
Net assets, beginning                                                      1,998,421              1,650,360
                                                                --------------------   --------------------
Net assets, ending                                              $          2,078,612   $          1,998,421
                                                                ====================   ====================

Units sold                                                                   506,026                633,238
Units redeemed                                                              (567,024)              (788,154)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (60,998)              (154,916)
Units outstanding, beginning                                               1,280,498              1,435,414
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,219,500              1,280,498
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          9,967,697
Cost of units redeemed/account charges                                                           (8,438,328)
Net investment income (loss)                                                                       (238,251)
Net realized gain (loss)                                                                           (185,116)
Realized gain distributions                                                                         420,824
Net change in unrealized appreciation (depreciation)                                                551,786
                                                                                       --------------------
Net assets                                                                             $          2,078,612
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70             1,072   $         1,822              1.25%              8.9%
12/31/2013                        1.56             1,280             1,998              1.25%             35.7%
12/31/2012                        1.15             1,435             1,650              1.25%              7.8%
12/31/2011                        1.07             1,696             1,809              1.25%             -8.9%
12/31/2010                        1.17             2,890             3,384              1.25%             18.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74               147   $           256              1.00%              9.2%
12/31/2013                        1.59                 0                 0              1.00%             36.1%
12/31/2012                        1.17                 0                 0              1.00%              8.1%
12/31/2011                        1.08                 0                 0              1.00%             -8.7%
12/31/2010                        1.19                 0                 0              1.00%             19.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.75%              9.4%
12/31/2013                        1.63                 0                 0              0.75%             36.4%
12/31/2012                        1.19                 0                 0              0.75%              8.4%
12/31/2011                        1.10                 0                 0              0.75%             -8.5%
12/31/2010                        1.20                 0                 0              0.75%             19.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.50%              9.7%
12/31/2013                        1.66                 0                 0              0.50%             36.8%
12/31/2012                        1.22                 0                 0              0.50%              8.6%
12/31/2011                        1.12                 0                 0              0.50%             -8.3%
12/31/2010                        1.22                 0                 0              0.50%             19.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.25%             10.0%
12/31/2013                        1.70                 0                 0              0.25%             37.1%
12/31/2012                        1.24                 0                 0              0.25%              8.9%
12/31/2011                        1.14                 0                 0              0.25%             -8.0%
12/31/2010                        1.24                 0                 0              0.25%             20.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.00%             10.3%
12/31/2013                        1.74                 0                 0              0.00%             37.4%
12/31/2012                        1.26                 0                 0              0.00%              9.2%
12/31/2011                        1.16                 0                 0              0.00%             -7.8%
12/31/2010                        1.26                 0                 0              0.00%             20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.4%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND A CLASS - 68380J303

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       209,762   $       179,284             6,496
                                                                         ===============   ===============
Receivables: investments sold                                      140
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       209,902
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       209,902           166,074   $          1.26
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $       209,902           166,074
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,654
Mortality & expense charges                                                                         (2,941)
                                                                                           ---------------
Net investment income (loss)                                                                          (287)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            56,260
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (43,082)
                                                                                           ---------------
Net gain (loss)                                                                                     13,178
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,891
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (287)  $              4,113
Net realized gain (loss)                                                      56,260                 12,344
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (43,082)                71,896
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,891                 88,353
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      32,242                753,883
Cost of units redeemed                                                      (628,089)               (72,039)
Account charges                                                                  (66)                   (62)
                                                                --------------------   --------------------
Increase (decrease)                                                         (595,913)               681,782
                                                                --------------------   --------------------
Net increase (decrease)                                                     (583,022)               770,135
Net assets, beginning                                                        792,924                 22,789
                                                                --------------------   --------------------
Net assets, ending                                              $            209,902   $            792,924
                                                                ====================   ====================

Units sold                                                                    28,538                756,591
Units redeemed                                                              (547,616)               (96,772)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (519,078)               659,819
Units outstanding, beginning                                                 685,152                 25,333
                                                                --------------------   --------------------
Units outstanding, ending                                                    166,074                685,152
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            807,081
Cost of units redeemed/account charges                                                             (700,255)
Net investment income (loss)                                                                          3,913
Net realized gain (loss)                                                                             68,685
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 30,478
                                                                                       --------------------
Net assets                                                                             $            209,902
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26               166   $           210              1.25%              9.2%
12/31/2013                        1.16               685               793              1.25%             28.6%
12/31/2012                        0.90                25                23              1.25%             12.1%
12/31/2011                        0.80                11                 9              1.25%             -5.9%
12/31/2010                        0.85                 7                 6              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              1.00%              9.5%
12/31/2013                        1.18                 0                 0              1.00%             29.0%
12/31/2012                        0.91                 0                 0              1.00%             12.4%
12/31/2011                        0.81                 0                 0              1.00%             -5.7%
12/31/2010                        0.86                 0                 0              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.75%              9.8%
12/31/2013                        1.19                 0                 0              0.75%             29.3%
12/31/2012                        0.92                 0                 0              0.75%             12.7%
12/31/2011                        0.82                 0                 0              0.75%             -5.5%
12/31/2010                        0.87                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.50%             10.0%
12/31/2013                        1.21                 0                 0              0.50%             29.6%
12/31/2012                        0.93                 0                 0              0.50%             12.9%
12/31/2011                        0.83                 0                 0              0.50%             -5.2%
12/31/2010                        0.87                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.25%             10.3%
12/31/2013                        1.23                 0                 0              0.25%             29.9%
12/31/2012                        0.95                 0                 0              0.25%             13.2%
12/31/2011                        0.84                 0                 0              0.25%             -5.0%
12/31/2010                        0.88                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.00%             10.6%
12/31/2013                        1.25                 0                 0              0.00%             30.3%
12/31/2012                        0.96                 0                 0              0.00%             13.5%
12/31/2011                        0.85                 0                 0              0.00%             -4.8%
12/31/2010                        0.89                 0                 0              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          2.3%
      2012          1.8%
      2011          1.4%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND R CLASS - 68380J790

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       191,291   $       158,041             6,032
                                                                         ===============   ===============
Receivables: investments sold                                      111
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       191,402
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       153,282           123,586   $          1.24
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.33
Band 0                                                          38,120            28,113              1.36
                                                       ---------------   ---------------
 Total                                                 $       191,402           151,699
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,260
Mortality & expense charges                                                                         (2,112)
                                                                                           ---------------
Net investment income (loss)                                                                           148
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,164
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (627)
                                                                                           ---------------
Net gain (loss)                                                                                     17,537
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,685
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                148   $             (5,586)
Net realized gain (loss)                                                      18,164                212,807
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (627)               (38,320)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,685                168,901
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      57,897                150,235
Cost of units redeemed                                                       (91,238)            (1,001,862)
Account charges                                                                 (310)                  (279)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,651)              (851,906)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,966)              (683,005)
Net assets, beginning                                                        207,368                890,373
                                                                --------------------   --------------------
Net assets, ending                                              $            191,402   $            207,368
                                                                ====================   ====================

Units sold                                                                    48,210                154,544
Units redeemed                                                               (77,037)              (976,222)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,827)              (821,678)
Units outstanding, beginning                                                 180,526              1,002,204
                                                                --------------------   --------------------
Units outstanding, ending                                                    151,699                180,526
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,324,164
Cost of units redeemed/account charges                                                           (1,435,062)
Net investment income (loss)                                                                         (7,216)
Net realized gain (loss)                                                                            276,266
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 33,250
                                                                                       --------------------
Net assets                                                                             $            191,402
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24               124   $           153              1.25%              8.9%
12/31/2013                        1.14               160               183              1.25%             28.3%
12/31/2012                        0.89               985               874              1.25%             11.8%
12/31/2011                        0.79               848               673              1.25%             -6.2%
12/31/2010                        0.85               548               464              1.25%             12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              1.00%              9.2%
12/31/2013                        1.16                 0                 0              1.00%             28.6%
12/31/2012                        0.90                 0                 0              1.00%             12.1%
12/31/2011                        0.80                 0                 0              1.00%             -6.0%
12/31/2010                        0.85                 0                 0              1.00%             13.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.75%              9.5%
12/31/2013                        1.17                 0                 0              0.75%             28.9%
12/31/2012                        0.91                 0                 0              0.75%             12.4%
12/31/2011                        0.81                 0                 0              0.75%             -5.8%
12/31/2010                        0.86                 0                 0              0.75%             13.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.50%              9.8%
12/31/2013                        1.19                 0                 0              0.50%             29.3%
12/31/2012                        0.92                 0                 0              0.50%             12.7%
12/31/2011                        0.82                 0                 0              0.50%             -5.5%
12/31/2010                        0.87                 0                 0              0.50%             13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33                 0   $             0              0.25%             10.0%
12/31/2013                        1.21                 0                 0              0.25%             29.6%
12/31/2012                        0.93                 0                 0              0.25%             13.0%
12/31/2011                        0.83                 0                 0              0.25%             -5.3%
12/31/2010                        0.87                 0                 0              0.25%             14.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                28   $            38              0.00%             10.3%
12/31/2013                        1.23                20                25              0.00%             29.9%
12/31/2012                        0.95                17                16              0.00%             13.2%
12/31/2011                        0.84               161               135              0.00%             -5.1%
12/31/2010                        0.88                23                20              0.00%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.3%
      2012          1.1%
      2011          1.1%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND Y CLASS - 68380J816

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        50,588   $        44,095             1,544
                                                                         ===============   ===============
Receivables: investments sold                                      323
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        50,911
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        50,911            33,897   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $        50,911            33,897
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           657
Mortality & expense charges                                                                           (552)
                                                                                           ---------------
Net investment income (loss)                                                                           105
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                52
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,920
                                                                                           ---------------
Net gain (loss)                                                                                      3,972
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,077
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                105   $                341
Net realized gain (loss)                                                          52                      4
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,920                  2,573
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,077                  2,918
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,320                 35,604
Cost of units redeemed                                                            (8)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            8,312                 35,604
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,389                 38,522
Net assets, beginning                                                         38,522                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             50,911   $             38,522
                                                                ====================   ====================

Units sold                                                                     5,820                 28,082
Units redeemed                                                                    (5)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,815                 28,082
Units outstanding, beginning                                                  28,082                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,897                 28,082
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             43,924
Cost of units redeemed/account charges                                                                   (8)
Net investment income (loss)                                                                            446
Net realized gain (loss)                                                                                 56
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  6,493
                                                                                       --------------------
Net assets                                                                             $             50,911
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                34   $            51              1.25%              9.5%
12/31/2013                        1.37                28                39              1.25%             29.1%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%              9.8%
12/31/2013                        1.38                 0                 0              1.00%             29.4%
12/31/2012                        1.06                 0                 0              1.00%              6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%             10.0%
12/31/2013                        1.38                 0                 0              0.75%             29.7%
12/31/2012                        1.06                 0                 0              0.75%              6.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%             10.3%
12/31/2013                        1.38                 0                 0              0.50%             30.0%
12/31/2012                        1.06                 0                 0              0.50%              6.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%             10.6%
12/31/2013                        1.39                 0                 0              0.25%             30.4%
12/31/2012                        1.06                 0                 0              0.25%              6.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%             10.9%
12/31/2013                        1.39                 0                 0              0.00%             30.7%
12/31/2012                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          2.7%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PARNASSUS CORE EQUITY FUND INVESTOR CLASS - 701769101

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,021,029   $    10,593,808           294,294
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (46,183)
                                                       ---------------
Net assets                                             $    11,974,846
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,974,846         6,579,264   $          1.82
Band 100                                                            --                --              1.84
Band 75                                                             --                --              1.86
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.90
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $    11,974,846         6,579,264
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       168,029
Mortality & expense charges                                                                       (134,014)
                                                                                           ---------------
Net investment income (loss)                                                                        34,015
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            88,610
Realized gain distributions                                                                        194,144
Net change in unrealized appreciation (depreciation)                                             1,024,438
                                                                                           ---------------
Net gain (loss)                                                                                  1,307,192
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,341,207
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,015   $             37,782
Net realized gain (loss)                                                      88,610                 19,615
Realized gain distributions                                                  194,144                455,832
Net change in unrealized appreciation (depreciation)                       1,024,438                403,087
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,341,207                916,316
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,188,787              8,779,273
Cost of units redeemed                                                    (1,345,465)              (147,871)
Account charges                                                                 (509)                  (256)
                                                                --------------------   --------------------
Increase (decrease)                                                          842,813              8,631,146
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,184,020              9,547,462
Net assets, beginning                                                      9,790,826                243,364
                                                                --------------------   --------------------
Net assets, ending                                              $         11,974,846   $          9,790,826
                                                                ====================   ====================

Units sold                                                                 1,305,965              5,979,912
Units redeemed                                                              (808,522)               (98,156)
                                                                --------------------   --------------------
Net increase (decrease)                                                      497,443              5,881,756
Units outstanding, beginning                                               6,081,821                200,065
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,579,264              6,081,821
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         11,208,089
Cost of units redeemed/account charges                                                           (1,494,113)
Net investment income (loss)                                                                         75,446
Net realized gain (loss)                                                                            108,227
Realized gain distributions                                                                         649,976
Net change in unrealized appreciation (depreciation)                                              1,427,221
                                                                                       --------------------
Net assets                                                                             $         11,974,846
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82             6,579   $        11,975              1.25%             13.1%
12/31/2013                        1.61             6,082             9,791              1.25%             32.3%
12/31/2012                        1.22               200               243              1.25%             14.0%
12/31/2011                        1.07                 0                 0              1.25%              1.8%
12/31/2010                        1.05                 0                 0              1.25%              4.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              1.00%             13.3%
12/31/2013                        1.62                 0                 0              1.00%             32.7%
12/31/2012                        1.22                 0                 0              1.00%             14.3%
12/31/2011                        1.07                 0                 0              1.00%              2.1%
12/31/2010                        1.05                 0                 0              1.00%              4.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.75%             13.6%
12/31/2013                        1.64                 0                 0              0.75%             33.0%
12/31/2012                        1.23                 0                 0              0.75%             14.6%
12/31/2011                        1.07                 0                 0              0.75%              2.4%
12/31/2010                        1.05                 0                 0              0.75%              4.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.50%             13.9%
12/31/2013                        1.65                 0                 0              0.50%             33.3%
12/31/2012                        1.24                 0                 0              0.50%             14.8%
12/31/2011                        1.08                 0                 0              0.50%              2.6%
12/31/2010                        1.05                 0                 0              0.50%              4.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              0.25%             14.2%
12/31/2013                        1.66                 0                 0              0.25%             33.7%
12/31/2012                        1.24                 0                 0              0.25%             15.1%
12/31/2011                        1.08                 0                 0              0.25%              2.9%
12/31/2010                        1.05                 0                 0              0.25%              5.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.00%             14.5%
12/31/2013                        1.68                 0                 0              0.00%             34.0%
12/31/2012                        1.25                 0                 0              0.00%             15.4%
12/31/2011                        1.08                 0                 0              0.00%              3.1%
12/31/2010                        1.05                 0                 0              0.00%              5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.5%
      2012          3.2%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                           PARNASSUS FUND - 701765109

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,863,124   $     1,645,619            38,743
                                                                         ===============   ===============
Receivables: investments sold                                       28
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,863,152
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,863,152           975,914   $          1.91
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.95
Band 50                                                             --                --              1.97
Band 25                                                             --                --              1.99
Band 0                                                              --                --              2.01
                                                       ---------------   ---------------
 Total                                                 $     1,863,152           975,914
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        60,810
Mortality & expense charges                                                                        (21,560)
                                                                                           ---------------
Net investment income (loss)                                                                        39,250
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,781
Realized gain distributions                                                                         99,714
Net change in unrealized appreciation (depreciation)                                                38,856
                                                                                           ---------------
Net gain (loss)                                                                                    179,351
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       218,601
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,250   $             49,679
Net realized gain (loss)                                                      40,781                 26,874
Realized gain distributions                                                   99,714                193,612
Net change in unrealized appreciation (depreciation)                          38,856                143,999
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            218,601                414,164
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     222,715                172,528
Cost of units redeemed                                                      (249,710)              (172,064)
Account charges                                                               (3,444)                (3,058)
                                                                --------------------   --------------------
Increase (decrease)                                                          (30,439)                (2,594)
                                                                --------------------   --------------------
Net increase (decrease)                                                      188,162                411,570
Net assets, beginning                                                      1,674,990              1,263,420
                                                                --------------------   --------------------
Net assets, ending                                              $          1,863,152   $          1,674,990
                                                                ====================   ====================

Units sold                                                                   125,395                119,907
Units redeemed                                                              (143,100)              (119,735)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,705)                   172
Units outstanding, beginning                                                 993,619                993,447
                                                                --------------------   --------------------
Units outstanding, ending                                                    975,914                993,619
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,153,685
Cost of units redeemed/account charges                                                           (1,108,250)
Net investment income (loss)                                                                         94,611
Net realized gain (loss)                                                                             59,420
Realized gain distributions                                                                         446,181
Net change in unrealized appreciation (depreciation)                                                217,505
                                                                                       --------------------
Net assets                                                                             $          1,863,152
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91               976   $         1,863              1.25%             13.3%
12/31/2013                        1.69               994             1,675              1.25%             32.6%
12/31/2012                        1.27               993             1,263              1.25%             24.5%
12/31/2011                        1.02               952               973              1.25%             -6.2%
12/31/2010                        1.09                 0                 0              1.25%              8.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              1.00%             13.5%
12/31/2013                        1.70                 0                 0              1.00%             32.9%
12/31/2012                        1.28                 0                 0              1.00%             24.8%
12/31/2011                        1.02                 0                 0              1.00%             -6.0%
12/31/2010                        1.09                 0                 0              1.00%              9.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.95                 0   $             0              0.75%             13.8%
12/31/2013                        1.71                 0                 0              0.75%             33.2%
12/31/2012                        1.29                 0                 0              0.75%             25.1%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%
12/31/2010                        1.09                 0                 0              0.75%              9.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.50%             14.1%
12/31/2013                        1.73                 0                 0              0.50%             33.6%
12/31/2012                        1.29                 0                 0              0.50%             25.4%
12/31/2011                        1.03                 0                 0              0.50%             -5.5%
12/31/2010                        1.09                 0                 0              0.50%              9.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%             14.4%
12/31/2013                        1.74                 0                 0              0.25%             33.9%
12/31/2012                        1.30                 0                 0              0.25%             25.7%
12/31/2011                        1.03                 0                 0              0.25%             -5.2%
12/31/2010                        1.09                 0                 0              0.25%              9.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01                 0   $             0              0.00%             14.7%
12/31/2013                        1.75                 0                 0              0.00%             34.2%
12/31/2012                        1.31                 0                 0              0.00%             26.0%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%
12/31/2010                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.4%
      2013          4.6%
      2012          2.2%
      2011          0.7%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       PARNASSUS MID CAP FUND - 701765885

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       864,355   $       829,201            31,568
                                                                         ===============   ===============
Receivables: investments sold                                      618
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       864,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       864,973           480,155   $          1.80
Band 100                                                            --                --              1.82
Band 75                                                             --                --              1.84
Band 50                                                             --                --              1.86
Band 25                                                             --                --              1.88
Band 0                                                              --                --              1.90
                                                       ---------------   ---------------
 Total                                                 $       864,973           480,155
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,182
Mortality & expense charges                                                                         (5,967)
                                                                                           ---------------
Net investment income (loss)                                                                           215
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            89,380
Realized gain distributions                                                                          9,671
Net change in unrealized appreciation (depreciation)                                               (62,772)
                                                                                           ---------------
Net gain (loss)                                                                                     36,279
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,494
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                215   $                912
Net realized gain (loss)                                                      89,380                 15,346
Realized gain distributions                                                    9,671                 20,625
Net change in unrealized appreciation (depreciation)                         (62,772)                97,659
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,494                134,542
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,657,386                851,617
Cost of units redeemed                                                    (1,647,804)              (170,039)
Account charges                                                                 (158)                  (225)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,424                681,353
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,918                815,895
Net assets, beginning                                                        819,055                  3,160
                                                                --------------------   --------------------
Net assets, ending                                              $            864,973   $            819,055
                                                                ====================   ====================

Units sold                                                                   997,980                609,543
Units redeemed                                                            (1,017,302)              (112,507)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,322)               497,036
Units outstanding, beginning                                                 499,477                  2,441
                                                                --------------------   --------------------
Units outstanding, ending                                                    480,155                499,477
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,511,723
Cost of units redeemed/account charges                                                           (1,818,226)
Net investment income (loss)                                                                          1,150
Net realized gain (loss)                                                                            104,728
Realized gain distributions                                                                          30,444
Net change in unrealized appreciation (depreciation)                                                 35,154
                                                                                       --------------------
Net assets                                                                             $            864,973
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80               480   $           865              1.25%              9.9%
12/31/2013                        1.64               499               819              1.25%             26.7%
12/31/2012                        1.29                 2                 3              1.25%             17.1%
12/31/2011                        1.11                 2                 2              1.25%              2.0%
12/31/2010                        1.08                 0                 0              1.25%              8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              1.00%             10.1%
12/31/2013                        1.65                 0                 0              1.00%             27.0%
12/31/2012                        1.30                 0                 0              1.00%             17.4%
12/31/2011                        1.11                 0                 0              1.00%              2.3%
12/31/2010                        1.08                 0                 0              1.00%              8.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.75%             10.4%
12/31/2013                        1.67                 0                 0              0.75%             27.3%
12/31/2012                        1.31                 0                 0              0.75%             17.7%
12/31/2011                        1.11                 0                 0              0.75%              2.6%
12/31/2010                        1.08                 0                 0              0.75%              8.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.50%             10.7%
12/31/2013                        1.68                 0                 0              0.50%             27.6%
12/31/2012                        1.32                 0                 0              0.50%             18.0%
12/31/2011                        1.12                 0                 0              0.50%              2.8%
12/31/2010                        1.08                 0                 0              0.50%              8.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.25%             11.0%
12/31/2013                        1.69                 0                 0              0.25%             27.9%
12/31/2012                        1.32                 0                 0              0.25%             18.3%
12/31/2011                        1.12                 0                 0              0.25%              3.1%
12/31/2010                        1.09                 0                 0              0.25%              8.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              0.00%             11.2%
12/31/2013                        1.71                 0                 0              0.00%             28.3%
12/31/2012                        1.33                 0                 0              0.00%             18.6%
12/31/2011                        1.12                 0                 0              0.00%              3.3%
12/31/2010                        1.09                 0                 0              0.00%              8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          2.1%
      2012          1.8%
      2011          1.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PARNASSUS SMALL CAP FUND - 701765877

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       153,229   $       164,565             6,442
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (94)
                                                       ---------------
Net assets                                             $       153,135
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       153,135           105,127   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $       153,135           105,127
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             9
Mortality & expense charges                                                                         (2,515)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,506)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,245
Realized gain distributions                                                                         27,748
Net change in unrealized appreciation (depreciation)                                               (54,156)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,163)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,669)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,506)  $              1,206
Net realized gain (loss)                                                      23,245                  8,142
Realized gain distributions                                                   27,748                 12,006
Net change in unrealized appreciation (depreciation)                         (54,156)                31,608
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,669)                52,962
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,758                122,925
Cost of units redeemed                                                      (176,082)               (54,560)
Account charges                                                                 (158)                   (58)
                                                                --------------------   --------------------
Increase (decrease)                                                         (116,482)                68,307
                                                                --------------------   --------------------
Net increase (decrease)                                                     (122,151)               121,269
Net assets, beginning                                                        275,286                154,017
                                                                --------------------   --------------------
Net assets, ending                                              $            153,135   $            275,286
                                                                ====================   ====================

Units sold                                                                    53,640                 98,646
Units redeemed                                                              (136,974)               (43,819)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (83,334)                54,827
Units outstanding, beginning                                                 188,461                133,634
                                                                --------------------   --------------------
Units outstanding, ending                                                    105,127                188,461
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            377,952
Cost of units redeemed/account charges                                                             (279,280)
Net investment income (loss)                                                                         (3,431)
Net realized gain (loss)                                                                             27,952
Realized gain distributions                                                                          41,278
Net change in unrealized appreciation (depreciation)                                                (11,336)
                                                                                       --------------------
Net assets                                                                             $            153,135
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46               105   $           153              1.25%             -0.3%
12/31/2013                        1.46               188               275              1.25%             26.7%
12/31/2012                        1.15               134               154              1.25%             16.9%
12/31/2011                        0.99                48                47              1.25%            -14.4%
12/31/2010                        1.15                 0                 0              1.25%             15.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%              0.0%
12/31/2013                        1.47                 0                 0              1.00%             27.1%
12/31/2012                        1.16                 0                 0              1.00%             17.2%
12/31/2011                        0.99                 0                 0              1.00%            -14.1%
12/31/2010                        1.15                 0                 0              1.00%             15.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.75%              0.2%
12/31/2013                        1.48                 0                 0              0.75%             27.4%
12/31/2012                        1.17                 0                 0              0.75%             17.5%
12/31/2011                        0.99                 0                 0              0.75%            -13.9%
12/31/2010                        1.15                 0                 0              0.75%             15.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.50%              0.5%
12/31/2013                        1.50                 0                 0              0.50%             27.7%
12/31/2012                        1.17                 0                 0              0.50%             17.8%
12/31/2011                        0.99                 0                 0              0.50%            -13.7%
12/31/2010                        1.15                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%              0.7%
12/31/2013                        1.51                 0                 0              0.25%             28.0%
12/31/2012                        1.18                 0                 0              0.25%             18.1%
12/31/2011                        1.00                 0                 0              0.25%            -13.5%
12/31/2010                        1.15                 0                 0              0.25%             15.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.00%              1.0%
12/31/2013                        1.52                 0                 0              0.00%             28.3%
12/31/2012                        1.18                 0                 0              0.00%             18.4%
12/31/2011                        1.00                 0                 0              0.00%            -13.3%
12/31/2010                        1.15                 0                 0              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          1.8%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PAX WORLD BALANCED FUND INDIVIDUAL INVESTOR CLASS - 704223106

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        40,284   $        43,025             1,711
                                                                         ===============   ===============
Receivables: investments sold                                      273
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        40,557
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        40,557            23,743   $          1.71
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.81
Band 0                                                              --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $        40,557            23,743
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           141
Mortality & expense charges                                                                           (200)
                                                                                           ---------------
Net investment income (loss)                                                                           (59)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                          3,488
Net change in unrealized appreciation (depreciation)                                                (2,668)
                                                                                           ---------------
Net gain (loss)                                                                                        822
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           763
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (59)  $                (32)
Net realized gain (loss)                                                           2                      6
Realized gain distributions                                                    3,488                  1,154
Net change in unrealized appreciation (depreciation)                          (2,668)                   (86)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                763                  1,042
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,557                  6,406
Cost of units redeemed                                                            --                     --
Account charges                                                                   (2)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,555                  6,396
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,318                  7,438
Net assets, beginning                                                         11,239                  3,801
                                                                --------------------   --------------------
Net assets, ending                                              $             40,557   $             11,239
                                                                ====================   ====================

Units sold                                                                    16,727                  4,297
Units redeemed                                                                    (1)                    (7)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,726                  4,290
Units outstanding, beginning                                                   7,017                  2,727
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,743                  7,017
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             38,737
Cost of units redeemed/account charges                                                                  (17)
Net investment income (loss)                                                                            (72)
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                           4,642
Net change in unrealized appreciation (depreciation)                                                 (2,741)
                                                                                       --------------------
Net assets                                                                             $             40,557
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                24   $            41              1.25%              6.7%
12/31/2013                        1.60                 7                11              1.25%             14.9%
12/31/2012                        1.39                 3                 4              1.25%              9.9%
12/31/2011                        1.27                 0                 0              1.25%             -3.0%
12/31/2010                        1.31                 0                 0              1.25%             10.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.00%              6.9%
12/31/2013                        1.62                 0                 0              1.00%             15.2%
12/31/2012                        1.41                 0                 0              1.00%             10.2%
12/31/2011                        1.28                 0                 0              1.00%             -2.8%
12/31/2010                        1.31                 0                 0              1.00%             10.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.75%              7.2%
12/31/2013                        1.64                 0                 0              0.75%             15.5%
12/31/2012                        1.42                 0                 0              0.75%             10.4%
12/31/2011                        1.29                 0                 0              0.75%             -2.6%
12/31/2010                        1.32                 0                 0              0.75%             11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.50%              7.5%
12/31/2013                        1.66                 0                 0              0.50%             15.8%
12/31/2012                        1.43                 0                 0              0.50%             10.7%
12/31/2011                        1.29                 0                 0              0.50%             -2.3%
12/31/2010                        1.32                 0                 0              0.50%             11.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.25%              7.7%
12/31/2013                        1.68                 0                 0              0.25%             16.1%
12/31/2012                        1.45                 0                 0              0.25%             11.0%
12/31/2011                        1.30                 0                 0              0.25%             -2.1%
12/31/2010                        1.33                 0                 0              0.25%             11.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.00%              8.0%
12/31/2013                        1.70                 0                 0              0.00%             16.3%
12/31/2012                        1.46                 0                 0              0.00%             11.3%
12/31/2011                        1.31                 0                 0              0.00%             -1.8%
12/31/2010                        1.34                 0                 0              0.00%             11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.8%
      2012          1.3%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PAX WORLD BALANCED FUND R CLASS - 704223304

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,319,051   $     1,387,459            55,271
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,374)
                                                       ---------------
Net assets                                             $     1,317,677
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,163,427           690,720   $          1.68
Band 100                                                       144,810            84,763              1.71
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.78
Band 0                                                           9,440             5,221              1.81
                                                       ---------------   ---------------
 Total                                                 $     1,317,677           780,704
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,474
Mortality & expense charges                                                                        (15,969)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,495)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               306
Realized gain distributions                                                                        128,434
Net change in unrealized appreciation (depreciation)                                               (41,772)
                                                                                           ---------------
Net gain (loss)                                                                                     86,968
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        79,473
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,495)  $             (7,970)
Net realized gain (loss)                                                         306                192,672
Realized gain distributions                                                  128,434                138,182
Net change in unrealized appreciation (depreciation)                         (41,772)              (160,551)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,473                162,333
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     155,043              1,133,721
Cost of units redeemed                                                      (241,769)            (1,145,774)
Account charges                                                                 (498)                  (531)
                                                                --------------------   --------------------
Increase (decrease)                                                          (87,224)               (12,584)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,751)               149,749
Net assets, beginning                                                      1,325,428              1,175,679
                                                                --------------------   --------------------
Net assets, ending                                              $          1,317,677   $          1,325,428
                                                                ====================   ====================

Units sold                                                                   181,824              1,140,807
Units redeemed                                                              (237,726)            (1,155,003)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (55,902)               (14,196)
Units outstanding, beginning                                                 836,606                850,802
                                                                --------------------   --------------------
Units outstanding, ending                                                    780,704                836,606
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,621,118
Cost of units redeemed/account charges                                                           (1,810,119)
Net investment income (loss)                                                                         (6,100)
Net realized gain (loss)                                                                            314,570
Realized gain distributions                                                                         266,616
Net change in unrealized appreciation (depreciation)                                                (68,408)
                                                                                       --------------------
Net assets                                                                             $          1,317,677
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68               691   $         1,163              1.25%              6.3%
12/31/2013                        1.58               834             1,320              1.25%             14.6%
12/31/2012                        1.38               847             1,171              1.25%              9.6%
12/31/2011                        1.26               662               834              1.25%             -3.3%
12/31/2010                        1.30               620               808              1.25%             10.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                85   $           145              1.00%              6.6%
12/31/2013                        1.60                 0                 0              1.00%             14.9%
12/31/2012                        1.39                 0                 0              1.00%              9.9%
12/31/2011                        1.27                 0                 0              1.00%             -3.1%
12/31/2010                        1.31                 0                 0              1.00%             10.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.75%              6.9%
12/31/2013                        1.62                 0                 0              0.75%             15.2%
12/31/2012                        1.41                 0                 0              0.75%             10.2%
12/31/2011                        1.28                 0                 0              0.75%             -2.8%
12/31/2010                        1.31                 0                 0              0.75%             10.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.50%              7.1%
12/31/2013                        1.64                 0                 0              0.50%             15.5%
12/31/2012                        1.42                 0                 0              0.50%             10.5%
12/31/2011                        1.29                 0                 0              0.50%             -2.6%
12/31/2010                        1.32                 0                 0              0.50%             11.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.25%              7.4%
12/31/2013                        1.66                 0                 0              0.25%             15.8%
12/31/2012                        1.43                 0                 0              0.25%             10.7%
12/31/2011                        1.29                 0                 0              0.25%             -2.3%
12/31/2010                        1.33                 0                 0              0.25%             11.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 5   $             9              0.00%              7.7%
12/31/2013                        1.68                 3                 5              0.00%             16.1%
12/31/2012                        1.45                 3                 5              0.00%             11.0%
12/31/2011                        1.30               300               391              0.00%             -2.1%
12/31/2010                        1.33               275               366              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.5%
      2012          1.3%
      2011          1.1%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND R CLASS - 704223767

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       701,014   $       585,799            57,827
                                                                         ===============   ===============
Receivables: investments sold                                    2,168
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       703,182
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       668,895           365,329   $          1.83
Band 100                                                        14,567             7,844              1.86
Band 75                                                             --                --              1.88
Band 50                                                             --                --              1.91
Band 25                                                             --                --              1.94
Band 0                                                          19,720            10,034              1.97
                                                       ---------------   ---------------
 Total                                                 $       703,182           383,207
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,958
Mortality & expense charges                                                                         (8,687)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,729)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,589
Realized gain distributions                                                                          4,549
Net change in unrealized appreciation (depreciation)                                               (65,298)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,160)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (29,889)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,729)  $              1,651
Net realized gain (loss)                                                      34,589                 63,770
Realized gain distributions                                                    4,549                  1,199
Net change in unrealized appreciation (depreciation)                         (65,298)               122,551
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (29,889)               189,171
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     144,979                103,160
Cost of units redeemed                                                      (142,047)              (157,055)
Account charges                                                                 (117)                  (180)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,815                (54,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (27,074)               135,096
Net assets, beginning                                                        730,256                595,160
                                                                --------------------   --------------------
Net assets, ending                                              $            703,182   $            730,256
                                                                ====================   ====================

Units sold                                                                    87,916                124,365
Units redeemed                                                               (86,174)              (147,492)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,742                (23,127)
Units outstanding, beginning                                                 381,465                404,592
                                                                --------------------   --------------------
Units outstanding, ending                                                    383,207                381,465
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,039,108
Cost of units redeemed/account charges                                                             (563,076)
Net investment income (loss)                                                                         (2,718)
Net realized gain (loss)                                                                            103,453
Realized gain distributions                                                                          11,200
Net change in unrealized appreciation (depreciation)                                                115,215
                                                                                       --------------------
Net assets                                                                             $            703,182
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83               365   $           669              1.25%             -4.2%
12/31/2013                        1.91               374               715              1.25%             30.1%
12/31/2012                        1.47               398               585              1.25%             17.5%
12/31/2011                        1.25               180               225              1.25%            -11.7%
12/31/2010                        1.42               123               174              1.25%              9.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 8   $            15              1.00%             -4.0%
12/31/2013                        1.93                 0                 0              1.00%             30.4%
12/31/2012                        1.48                 0                 0              1.00%             17.8%
12/31/2011                        1.26                 0                 0              1.00%            -11.5%
12/31/2010                        1.42                 0                 0              1.00%              9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.75%             -3.8%
12/31/2013                        1.96                 0                 0              0.75%             30.7%
12/31/2012                        1.50                 0                 0              0.75%             18.1%
12/31/2011                        1.27                 0                 0              0.75%            -11.3%
12/31/2010                        1.43                 0                 0              0.75%             10.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.50%             -3.5%
12/31/2013                        1.98                 0                 0              0.50%             31.1%
12/31/2012                        1.51                 0                 0              0.50%             18.4%
12/31/2011                        1.28                 0                 0              0.50%            -11.1%
12/31/2010                        1.44                 0                 0              0.50%             10.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.25%             -3.3%
12/31/2013                        2.00                 0                 0              0.25%             31.4%
12/31/2012                        1.52                 0                 0              0.25%             18.7%
12/31/2011                        1.29                 0                 0              0.25%            -10.9%
12/31/2010                        1.44                 0                 0              0.25%             10.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                10   $            20              0.00%             -3.0%
12/31/2013                        2.03                 7                15              0.00%             31.7%
12/31/2012                        1.54                 7                10              0.00%             18.9%
12/31/2011                        1.29                 3                 4              0.00%            -10.6%
12/31/2010                        1.45                 2                 3              0.00%             11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          1.6%
      2012          1.8%
      2011          0.0%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND INDIV.
                           INVESTOR CLASS - 704223783

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       308,952   $       316,793            25,211
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (110)
                                                       ---------------
Net assets                                             $       308,842
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       308,842           166,446   $          1.86
Band 100                                                            --                --              1.88
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $       308,842           166,446
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           534
Mortality & expense charges                                                                         (1,251)
                                                                                           ---------------
Net investment income (loss)                                                                          (717)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               340
Realized gain distributions                                                                            813
Net change in unrealized appreciation (depreciation)                                               (12,030)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,877)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (11,594)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (717)  $                 58
Net realized gain (loss)                                                         340                     34
Realized gain distributions                                                      813                     20
Net change in unrealized appreciation (depreciation)                         (12,030)                 2,779
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (11,594)                 2,891
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     308,781                     --
Cost of units redeemed                                                           (81)                    --
Account charges                                                                 (676)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          308,024                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      296,430                  2,891
Net assets, beginning                                                         12,412                  9,521
                                                                --------------------   --------------------
Net assets, ending                                              $            308,842   $             12,412
                                                                ====================   ====================

Units sold                                                                   160,433                     --
Units redeemed                                                                  (410)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      160,023                     --
Units outstanding, beginning                                                   6,423                  6,423
                                                                --------------------   --------------------
Units outstanding, ending                                                    166,446                  6,423
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            319,127
Cost of units redeemed/account charges                                                               (3,215)
Net investment income (loss)                                                                           (785)
Net realized gain (loss)                                                                                523
Realized gain distributions                                                                           1,033
Net change in unrealized appreciation (depreciation)                                                 (7,841)
                                                                                       --------------------
Net assets                                                                             $            308,842
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86               166   $           309              1.25%             -4.0%
12/31/2013                        1.93                 6                12              1.25%             30.4%
12/31/2012                        1.48                 6                10              1.25%             17.8%
12/31/2011                        1.26                 7                 8              1.25%            -11.5%
12/31/2010                        1.42                 6                 9              1.25%              9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              1.00%             -3.7%
12/31/2013                        1.96                 0                 0              1.00%             30.7%
12/31/2012                        1.50                 0                 0              1.00%             18.1%
12/31/2011                        1.27                 0                 0              1.00%            -11.3%
12/31/2010                        1.43                 0                 0              1.00%             10.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%             -3.5%
12/31/2013                        1.98                 0                 0              0.75%             31.0%
12/31/2012                        1.51                 0                 0              0.75%             18.4%
12/31/2011                        1.28                 0                 0              0.75%            -11.1%
12/31/2010                        1.43                 0                 0              0.75%             10.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%             -3.3%
12/31/2013                        2.00                 0                 0              0.50%             31.4%
12/31/2012                        1.52                 0                 0              0.50%             18.7%
12/31/2011                        1.28                 0                 0              0.50%            -10.8%
12/31/2010                        1.44                 0                 0              0.50%             10.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.25%             -3.0%
12/31/2013                        2.02                 0                 0              0.25%             31.7%
12/31/2012                        1.54                 0                 0              0.25%             19.0%
12/31/2011                        1.29                 0                 0              0.25%            -10.6%
12/31/2010                        1.45                 0                 0              0.25%             10.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.00%             -2.8%
12/31/2013                        2.05                 0                 0              0.00%             32.0%
12/31/2012                        1.55                 0                 0              0.00%             19.3%
12/31/2011                        1.30                 0                 0              0.00%            -10.4%
12/31/2010                        1.45                 0                 0              0.00%             11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          1.8%
      2012          1.7%
      2011          0.0%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PAYDEN EMERGING MARKETS BOND INVESTOR CLASS - 704329531

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       725,204   $       773,197            54,624
                                                                         ===============   ===============
Receivables: investments sold                                   12,769
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       737,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       264,388           231,793   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                         473,585           394,082              1.20
                                                       ---------------   ---------------
 Total                                                 $       737,973           625,875
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        40,971
Mortality & expense charges                                                                         (2,449)
                                                                                           ---------------
Net investment income (loss)                                                                        38,522
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (18,272)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                23,519
                                                                                           ---------------
Net gain (loss)                                                                                      5,247
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        43,769
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,522   $             62,404
Net realized gain (loss)                                                     (18,272)               (36,782)
Realized gain distributions                                                       --                  2,798
Net change in unrealized appreciation (depreciation)                          23,519               (120,771)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             43,769                (92,351)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     337,902                662,403
Cost of units redeemed                                                      (393,632)              (821,518)
Account charges                                                               (1,408)                (3,277)
                                                                --------------------   --------------------
Increase (decrease)                                                          (57,138)              (162,392)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,369)              (254,743)
Net assets, beginning                                                        751,342              1,006,085
                                                                --------------------   --------------------
Net assets, ending                                              $            737,973   $            751,342
                                                                ====================   ====================

Units sold                                                                   289,844                561,901
Units redeemed                                                              (324,556)              (720,246)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,712)              (158,345)
Units outstanding, beginning                                                 660,587                818,932
                                                                --------------------   --------------------
Units outstanding, ending                                                    625,875                660,587
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,112,968
Cost of units redeemed/account charges                                                           (1,436,846)
Net investment income (loss)                                                                        144,402
Net realized gain (loss)                                                                            (53,186)
Realized gain distributions                                                                          18,628
Net change in unrealized appreciation (depreciation)                                                (47,993)
                                                                                       --------------------
Net assets                                                                             $            737,973
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14               232   $           264              1.25%              4.0%
12/31/2013                        1.10                56                62              1.25%             -8.3%
12/31/2012                        1.20                18                21              1.25%             17.9%
12/31/2011                        1.01                 0                 0              1.25%              4.5%
12/31/2010                        0.97                 0                 0              1.25%             -2.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%              4.3%
12/31/2013                        1.11                 0                 0              1.00%             -8.1%
12/31/2012                        1.20                 0                 0              1.00%             18.2%
12/31/2011                        1.02                 0                 0              1.00%              4.7%
12/31/2010                        0.97                 0                 0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              4.5%
12/31/2013                        1.11                 0                 0              0.75%             -7.9%
12/31/2012                        1.21                 0                 0              0.75%             18.5%
12/31/2011                        1.02                 0                 0              0.75%              5.0%
12/31/2010                        0.97                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.50%              4.8%
12/31/2013                        1.12                 0                 0              0.50%             -7.6%
12/31/2012                        1.22                 0                 0              0.50%             18.8%
12/31/2011                        1.02                 0                 0              0.50%              5.3%
12/31/2010                        0.97                 0                 0              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.25%              5.0%
12/31/2013                        1.13                 0                 0              0.25%             -7.4%
12/31/2012                        1.22                 0                 0              0.25%             19.1%
12/31/2011                        1.03                 0                 0              0.25%              5.5%
12/31/2010                        0.97                 0                 0              0.25%             -2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20               394   $           474              0.00%              5.3%
12/31/2013                        1.14               604               689              0.00%             -7.2%
12/31/2012                        1.23               801               985              0.00%             19.4%
12/31/2011                        1.03                 0                 0              0.00%              5.8%
12/31/2010                        0.97                 0                 0              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.5%
      2013          7.2%
      2012          8.7%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 PAYDEN/KRAVITZ CASH BALANCE PLAN FUND RETIREMENT CLASS - 704329358 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              1.25%             -0.8%
12/31/2013                        1.00                 0                 0              1.25%             -2.8%
12/31/2012                        1.03                 0                 0              1.25%              5.1%
12/31/2011                        0.98                 0                 0              1.25%             -1.9%
12/31/2010                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              1.00%             -0.5%
12/31/2013                        1.01                 0                 0              1.00%             -2.6%
12/31/2012                        1.04                 0                 0              1.00%              5.3%
12/31/2011                        0.99                 0                 0              1.00%             -1.6%
12/31/2010                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              0.75%             -0.3%
12/31/2013                        1.02                 0                 0              0.75%             -2.3%
12/31/2012                        1.04                 0                 0              0.75%              5.6%
12/31/2011                        0.99                 0                 0              0.75%             -1.4%
12/31/2010                        1.00                 0                 0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.50%              0.0%
12/31/2013                        1.03                 0                 0              0.50%             -2.1%
12/31/2012                        1.05                 0                 0              0.50%              5.9%
12/31/2011                        0.99                 0                 0              0.50%             -1.1%
12/31/2010                        1.00                 0                 0              0.50%              0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%              0.2%
12/31/2013                        1.03                 0                 0              0.25%             -1.9%
12/31/2012                        1.05                 0                 0              0.25%              6.1%
12/31/2011                        0.99                 0                 0              0.25%             -0.9%
12/31/2010                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.00%              0.5%
12/31/2013                        1.04                 0                 0              0.00%             -1.6%
12/31/2012                        1.06                 0                 0              0.00%              6.4%
12/31/2011                        1.00                 0                 0              0.00%             -0.6%
12/31/2010                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   PAYDEN/KRAVITZ CASH BALANCE PLAN FUND ADVISOR CLASS - 70432R101 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              1.25%             -0.6%
12/31/2013                        1.01                 0                 0              1.25%             -2.5%
12/31/2012                        1.04                 0                 0              1.25%              5.2%
12/31/2011                        0.99                 0                 0              1.25%             -1.6%
12/31/2010                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02                 0   $             0              1.00%             -0.4%
12/31/2013                        1.02                 0                 0              1.00%             -2.2%
12/31/2012                        1.04                 0                 0              1.00%              5.5%
12/31/2011                        0.99                 0                 0              1.00%             -1.3%
12/31/2010                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.75%             -0.1%
12/31/2013                        1.03                 0                 0              0.75%             -2.0%
12/31/2012                        1.05                 0                 0              0.75%              5.7%
12/31/2011                        0.99                 0                 0              0.75%             -1.1%
12/31/2010                        1.00                 0                 0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              0.1%
12/31/2013                        1.04                 0                 0              0.50%             -1.7%
12/31/2012                        1.05                 0                 0              0.50%              6.0%
12/31/2011                        0.99                 0                 0              0.50%             -0.8%
12/31/2010                        1.00                 0                 0              0.50%              0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.25%              0.4%
12/31/2013                        1.04                 0                 0              0.25%             -1.5%
12/31/2012                        1.06                 0                 0              0.25%              6.3%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%
12/31/2010                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              0.6%
12/31/2013                        1.05                 0                 0              0.00%             -1.2%
12/31/2012                        1.07                 0                 0              0.00%              6.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.3%
12/31/2010                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2025 FUND A CLASS - 01880B868

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,042   $         3,184               189
                                                                         ===============   ===============
Receivables: investments sold                                       74
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         3,116
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,116             2,813   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $         3,116             2,813
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            87
Mortality & expense charges                                                                            (13)
                                                                                           ---------------
Net investment income (loss)                                                                            74
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (142)
                                                                                           ---------------
Net gain (loss)                                                                                       (142)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (68)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 74   $                (24)
Net realized gain (loss)                                                          --                    351
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (142)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (68)                   327
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,199                 72,954
Cost of units redeemed                                                            --                (73,281)
Account charges                                                                  (15)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            3,184                   (327)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,116                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              3,116   $                 --
                                                                ====================   ====================

Units sold                                                                     2,826                 67,648
Units redeemed                                                                   (13)               (67,648)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,813                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,813                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             76,153
Cost of units redeemed/account charges                                                              (73,296)
Net investment income (loss)                                                                             50
Net realized gain (loss)                                                                                351
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (142)
                                                                                       --------------------
Net assets                                                                             $              3,116
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 3   $             3              1.25%              0.4%
12/31/2013                        1.10                 0                 0              1.25%              3.5%
12/31/2012                        1.07                 0                 0              1.25%              6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%              0.7%
12/31/2013                        1.11                 0                 0              1.00%              3.7%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              0.9%
12/31/2013                        1.11                 0                 0              0.75%              4.0%
12/31/2012                        1.07                 0                 0              0.75%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              1.2%
12/31/2013                        1.12                 0                 0              0.50%              4.2%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              1.4%
12/31/2013                        1.12                 0                 0              0.25%              4.5%
12/31/2012                        1.07                 0                 0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              1.7%
12/31/2013                        1.13                 0                 0              0.00%              4.8%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.6%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ DIVIDEND VALUE FUND ADMINISTRATIVE CLASS - 018918235

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,391,476   $     1,020,268            80,360
                                                                         ===============   ===============
Receivables: investments sold                                      368
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,391,844
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,391,844         1,042,096   $          1.34
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $     1,391,844         1,042,096
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        24,126
Mortality & expense charges                                                                        (16,053)
                                                                                           ---------------
Net investment income (loss)                                                                         8,073
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            57,175
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                41,314
                                                                                           ---------------
Net gain (loss)                                                                                     98,489
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       106,562
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,073   $             12,794
Net realized gain (loss)                                                      57,175                101,110
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          41,314                163,180
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            106,562                277,084
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     225,419                231,042
Cost of units redeemed                                                      (169,520)              (299,966)
Account charges                                                                  (24)                   (39)
                                                                --------------------   --------------------
Increase (decrease)                                                           55,875                (68,963)
                                                                --------------------   --------------------
Net increase (decrease)                                                      162,437                208,121
Net assets, beginning                                                      1,229,407              1,021,286
                                                                --------------------   --------------------
Net assets, ending                                              $          1,391,844   $          1,229,407
                                                                ====================   ====================

Units sold                                                                   183,327                232,410
Units redeemed                                                              (139,113)              (288,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,214                (56,328)
Units outstanding, beginning                                                 997,882              1,054,210
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,042,096                997,882
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,523,975
Cost of units redeemed/account charges                                                           (3,629,142)
Net investment income (loss)                                                                        149,267
Net realized gain (loss)                                                                           (116,439)
Realized gain distributions                                                                          92,975
Net change in unrealized appreciation (depreciation)                                                371,208
                                                                                       --------------------
Net assets                                                                             $          1,391,844
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34             1,042   $         1,392              1.25%              8.4%
12/31/2013                        1.23               998             1,229              1.25%             27.2%
12/31/2012                        0.97             1,054             1,021              1.25%             12.6%
12/31/2011                        0.86             1,568             1,349              1.25%              2.0%
12/31/2010                        0.84             1,281             1,081              1.25%             11.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              1.00%              8.7%
12/31/2013                        1.25                 0                 0              1.00%             27.5%
12/31/2012                        0.98                 0                 0              1.00%             12.9%
12/31/2011                        0.87                 0                 0              1.00%              2.2%
12/31/2010                        0.85                 0                 0              1.00%             12.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.75%              9.0%
12/31/2013                        1.28                 0                 0              0.75%             27.8%
12/31/2012                        1.00                 0                 0              0.75%             13.2%
12/31/2011                        0.88                 0                 0              0.75%              2.5%
12/31/2010                        0.86                 0                 0              0.75%             12.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.50%              9.2%
12/31/2013                        1.30                 0                 0              0.50%             28.1%
12/31/2012                        1.01                 0                 0              0.50%             13.4%
12/31/2011                        0.89                 0                 0              0.50%              2.7%
12/31/2010                        0.87                 0                 0              0.50%             12.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.25%              9.5%
12/31/2013                        1.32                 0                 0              0.25%             28.5%
12/31/2012                        1.03                 0                 0              0.25%             13.7%
12/31/2011                        0.91                 0                 0              0.25%              3.0%
12/31/2010                        0.88                 0                 0              0.25%             13.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.00%              9.8%
12/31/2013                        1.35                 0                 0              0.00%             28.8%
12/31/2012                        1.05                 0                 0              0.00%             14.0%
12/31/2011                        0.92                 0                 0              0.00%              3.2%
12/31/2010                        0.89                 0                 0              0.00%             13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          2.4%
      2012          2.7%
      2011          3.0%
      2010          3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2030 FUND ADMINISTRATIVE CLASS - 01900A429

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       208,426   $       211,974            10,567
                                                                         ===============   ===============
Receivables: investments sold                                    2,398
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       210,824
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       210,824           183,963   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       210,824           183,963
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,912
Mortality & expense charges                                                                         (2,514)
                                                                                           ---------------
Net investment income (loss)                                                                         4,398
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,590
Realized gain distributions                                                                          2,393
Net change in unrealized appreciation (depreciation)                                                (8,378)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,395)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             3
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,398   $              1,919
Net realized gain (loss)                                                       1,590                    525
Realized gain distributions                                                    2,393                     11
Net change in unrealized appreciation (depreciation)                          (8,378)                 4,830
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  3                  7,285
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      52,758                217,255
Cost of units redeemed                                                       (24,110)               (41,979)
Account charges                                                                 (200)                  (188)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,448                175,088
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,451                182,373
Net assets, beginning                                                        182,373                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            210,824   $            182,373
                                                                ====================   ====================

Units sold                                                                    47,565                197,556
Units redeemed                                                               (22,948)               (38,210)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,617                159,346
Units outstanding, beginning                                                 159,346                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    183,963                159,346
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            270,013
Cost of units redeemed/account charges                                                              (66,477)
Net investment income (loss)                                                                          6,317
Net realized gain (loss)                                                                              2,115
Realized gain distributions                                                                           2,404
Net change in unrealized appreciation (depreciation)                                                 (3,548)
                                                                                       --------------------
Net assets                                                                             $            210,824
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15               184   $           211              1.25%              0.1%
12/31/2013                        1.14               159               182              1.25%              6.3%
12/31/2012                        1.08                 0                 0              1.25%              7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%              0.4%
12/31/2013                        1.15                 0                 0              1.00%              6.6%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              0.6%
12/31/2013                        1.15                 0                 0              0.75%              6.9%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.50%              0.9%
12/31/2013                        1.16                 0                 0              0.50%              7.1%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.25%              1.1%
12/31/2013                        1.16                 0                 0              0.25%              7.4%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              1.4%
12/31/2013                        1.17                 0                 0              0.00%              7.7%
12/31/2012                        1.08                 0                 0              0.00%              8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.5%
      2013          4.4%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2030 FUND A CLASS - 01900A486

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,137   $        18,232               869
                                                                         ===============   ===============
Receivables: investments sold                                       10
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        17,147
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,147            14,982   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $        17,147            14,982
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           570
Mortality & expense charges                                                                            (82)
                                                                                           ---------------
Net investment income (loss)                                                                           488
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                            198
Net change in unrealized appreciation (depreciation)                                                (1,095)
                                                                                           ---------------
Net gain (loss)                                                                                       (896)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (408)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                488   $                 --
Net realized gain (loss)                                                           1                     --
Realized gain distributions                                                      198                     --
Net change in unrealized appreciation (depreciation)                          (1,095)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (408)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,555                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           17,555                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,147                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             17,147   $                 --
                                                                ====================   ====================

Units sold                                                                    14,982                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,982                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,982                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             17,555
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            488
Net realized gain (loss)                                                                                  1
Realized gain distributions                                                                             198
Net change in unrealized appreciation (depreciation)                                                 (1,095)
                                                                                       --------------------
Net assets                                                                             $             17,147
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                15   $            17              1.25%              0.1%
12/31/2013                        1.14                 0                 0              1.25%              6.2%
12/31/2012                        1.08                 0                 0              1.25%              7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%              0.4%
12/31/2013                        1.15                 0                 0              1.00%              6.5%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              0.6%
12/31/2013                        1.15                 0                 0              0.75%              6.8%
12/31/2012                        1.08                 0                 0              0.75%              7.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.50%              0.9%
12/31/2013                        1.16                 0                 0              0.50%              7.0%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              1.1%
12/31/2013                        1.16                 0                 0              0.25%              7.3%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              1.4%
12/31/2013                        1.17                 0                 0              0.00%              7.6%
12/31/2012                        1.08                 0                 0              0.00%              8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          6.6%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2035 FUND ADMINISTRATIVE CLASS - 01880B769

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       222,836   $       227,035            13,039
                                                                         ===============   ===============
Receivables: investments sold                                    4,565
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       227,401
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       227,401           192,148   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $       227,401           192,148
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,608
Mortality & expense charges                                                                         (2,225)
                                                                                           ---------------
Net investment income (loss)                                                                         5,383
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               931
Realized gain distributions                                                                          1,929
Net change in unrealized appreciation (depreciation)                                                (9,669)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,809)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,426)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,383   $              1,237
Net realized gain (loss)                                                         931                  1,398
Realized gain distributions                                                    1,929                     13
Net change in unrealized appreciation (depreciation)                          (9,669)                 5,470
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,426)                 8,118
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     105,641                185,927
Cost of units redeemed                                                       (11,840)               (58,686)
Account charges                                                                  (80)                  (253)
                                                                --------------------   --------------------
Increase (decrease)                                                           93,721                126,988
                                                                --------------------   --------------------
Net increase (decrease)                                                       92,295                135,106
Net assets, beginning                                                        135,106                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            227,401   $            135,106
                                                                ====================   ====================

Units sold                                                                    91,025                166,593
Units redeemed                                                               (13,151)               (52,319)
                                                                --------------------   --------------------
Net increase (decrease)                                                       77,874                114,274
Units outstanding, beginning                                                 114,274                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,148                114,274
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            291,568
Cost of units redeemed/account charges                                                              (70,859)
Net investment income (loss)                                                                          6,620
Net realized gain (loss)                                                                              2,329
Realized gain distributions                                                                           1,942
Net change in unrealized appreciation (depreciation)                                                 (4,199)
                                                                                       --------------------
Net assets                                                                             $            227,401
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18               192   $           227              1.25%              0.1%
12/31/2013                        1.18               114               135              1.25%              8.7%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              1.00%              0.4%
12/31/2013                        1.19                 0                 0              1.00%              9.0%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              0.6%
12/31/2013                        1.19                 0                 0              0.75%              9.3%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.50%              0.9%
12/31/2013                        1.20                 0                 0              0.50%              9.5%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%              1.1%
12/31/2013                        1.20                 0                 0              0.25%              9.8%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              1.4%
12/31/2013                        1.21                 0                 0              0.00%             10.1%
12/31/2012                        1.10                 0                 0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.2%
      2013          4.2%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2035 FUND A CLASS - 01880B819 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.25%              0.0%
12/31/2013                        1.18                 0                 0              1.25%              8.6%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              1.00%              0.3%
12/31/2013                        1.19                 0                 0              1.00%              8.9%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              0.5%
12/31/2013                        1.19                 0                 0              0.75%              9.2%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.50%              0.8%
12/31/2013                        1.20                 0                 0              0.50%              9.4%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%              1.0%
12/31/2013                        1.20                 0                 0              0.25%              9.7%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              1.3%
12/31/2013                        1.20                 0                 0              0.00%             10.0%
12/31/2012                        1.10                 0                 0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2040 FUND ADMINISTRATIVE CLASS - 01900A346

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       200,932   $       203,723            10,013
                                                                         ===============   ===============
Receivables: investments sold                                    1,534
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       202,466
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       202,466           167,475   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $       202,466           167,475
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,782
Mortality & expense charges                                                                         (2,666)
                                                                                           ---------------
Net investment income (loss)                                                                         5,116
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,827
Realized gain distributions                                                                          4,998
Net change in unrealized appreciation (depreciation)                                               (14,865)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,040)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (924)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,116   $              2,557
Net realized gain (loss)                                                       3,827                  1,925
Realized gain distributions                                                    4,998                      6
Net change in unrealized appreciation (depreciation)                         (14,865)                12,074
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (924)                16,562
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,881                279,950
Cost of units redeemed                                                       (62,338)               (73,237)
Account charges                                                                 (120)                  (308)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,577)               206,405
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,501)               222,967
Net assets, beginning                                                        222,967                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            202,466   $            222,967
                                                                ====================   ====================

Units sold                                                                    39,097                249,765
Units redeemed                                                               (56,152)               (65,235)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,055)               184,530
Units outstanding, beginning                                                 184,530                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    167,475                184,530
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            322,831
Cost of units redeemed/account charges                                                             (136,003)
Net investment income (loss)                                                                          7,673
Net realized gain (loss)                                                                              5,752
Realized gain distributions                                                                           5,004
Net change in unrealized appreciation (depreciation)                                                 (2,791)
                                                                                       --------------------
Net assets                                                                             $            202,466
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21               167   $           202              1.25%              0.1%
12/31/2013                        1.21               185               223              1.25%             10.8%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              1.00%              0.3%
12/31/2013                        1.21                 0                 0              1.00%             11.1%
12/31/2012                        1.09                 0                 0              1.00%              9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.75%              0.6%
12/31/2013                        1.22                 0                 0              0.75%             11.3%
12/31/2012                        1.09                 0                 0              0.75%              9.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.50%              0.8%
12/31/2013                        1.22                 0                 0              0.50%             11.6%
12/31/2012                        1.10                 0                 0              0.50%              9.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.25%              1.1%
12/31/2013                        1.23                 0                 0              0.25%             11.9%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%              1.3%
12/31/2013                        1.23                 0                 0              0.00%             12.2%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.7%
      2013          4.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2040 FUND A CLASS - 01900A411

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,391   $         1,511                69
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,391
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,391             1,152   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $         1,391             1,152
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            54
Mortality & expense charges                                                                             (4)
                                                                                           ---------------
Net investment income (loss)                                                                            50
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             34
Net change in unrealized appreciation (depreciation)                                                  (120)
                                                                                           ---------------
Net gain (loss)                                                                                        (86)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (36)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 50   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       34                     --
Net change in unrealized appreciation (depreciation)                            (120)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (36)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,427                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,427                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,391                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,391   $                 --
                                                                ====================   ====================

Units sold                                                                     1,152                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,152                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,152                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $              1,427
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             50
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              34
Net change in unrealized appreciation (depreciation)                                                   (120)
                                                                                       --------------------
Net assets                                                                             $              1,391
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 1   $             1              1.25%              0.0%
12/31/2013                        1.21                 0                 0              1.25%             10.7%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              1.00%              0.2%
12/31/2013                        1.21                 0                 0              1.00%             11.0%
12/31/2012                        1.09                 0                 0              1.00%              9.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.75%              0.5%
12/31/2013                        1.22                 0                 0              0.75%             11.3%
12/31/2012                        1.09                 0                 0              0.75%              9.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.50%              0.7%
12/31/2013                        1.22                 0                 0              0.50%             11.6%
12/31/2012                        1.10                 0                 0              0.50%              9.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.25%              1.0%
12/31/2013                        1.23                 0                 0              0.25%             11.8%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.00%              1.2%
12/31/2013                        1.23                 0                 0              0.00%             12.1%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.8%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2045 FUND ADMINISTRATIVE CLASS - 01880B710

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       141,504   $       141,105             8,031
                                                                         ===============   ===============
Receivables: investments sold                                    1,289
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       142,793
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       142,793           116,103   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $       142,793           116,103
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,464
Mortality & expense charges                                                                         (1,796)
                                                                                           ---------------
Net investment income (loss)                                                                         3,668
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,153
Realized gain distributions                                                                          2,058
Net change in unrealized appreciation (depreciation)                                                (8,443)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,232)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           436
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,668   $              1,277
Net realized gain (loss)                                                       3,153                  4,132
Realized gain distributions                                                    2,058                     33
Net change in unrealized appreciation (depreciation)                          (8,443)                 8,842
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                436                 14,284
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      34,108                202,154
Cost of units redeemed                                                       (31,794)               (75,914)
Account charges                                                                 (240)                  (241)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,074                125,999
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,510                140,283
Net assets, beginning                                                        140,283                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            142,793   $            140,283
                                                                ====================   ====================

Units sold                                                                    29,714                178,644
Units redeemed                                                               (27,697)               (64,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,017                114,086
Units outstanding, beginning                                                 114,086                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    116,103                114,086
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            236,262
Cost of units redeemed/account charges                                                             (108,189)
Net investment income (loss)                                                                          4,945
Net realized gain (loss)                                                                              7,285
Realized gain distributions                                                                           2,091
Net change in unrealized appreciation (depreciation)                                                    399
                                                                                       --------------------
Net assets                                                                             $            142,793
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23               116   $           143              1.25%              0.0%
12/31/2013                        1.23               114               140              1.25%             12.1%
12/31/2012                        1.10                 0                 0              1.25%              9.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%              0.3%
12/31/2013                        1.23                 0                 0              1.00%             12.4%
12/31/2012                        1.10                 0                 0              1.00%              9.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.75%              0.5%
12/31/2013                        1.24                 0                 0              0.75%             12.7%
12/31/2012                        1.10                 0                 0              0.75%             10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.50%              0.8%
12/31/2013                        1.24                 0                 0              0.50%             13.0%
12/31/2012                        1.10                 0                 0              0.50%             10.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.25%              1.0%
12/31/2013                        1.25                 0                 0              0.25%             13.3%
12/31/2012                        1.10                 0                 0              0.25%             10.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%              1.3%
12/31/2013                        1.25                 0                 0              0.00%             13.6%
12/31/2012                        1.10                 0                 0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.9%
      2013          4.6%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2045 FUND A CLASS - 01880B751

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,129   $         1,211                65
                                                                         ===============   ===============
Receivables: investments sold                                       24
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,153
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,153               938   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $         1,153               938
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            42
Mortality & expense charges                                                                             (5)
                                                                                           ---------------
Net investment income (loss)                                                                            37
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             15
Net change in unrealized appreciation (depreciation)                                                   (82)
                                                                                           ---------------
Net gain (loss)                                                                                        (67)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (30)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 37   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       15                     --
Net change in unrealized appreciation (depreciation)                             (82)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (30)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,198                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                  (15)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,183                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,153                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,153   $                 --
                                                                ====================   ====================

Units sold                                                                       949                     --
Units redeemed                                                                   (11)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                          938                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        938                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              1,198
Cost of units redeemed/account charges                                                                  (15)
Net investment income (loss)                                                                             37
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              15
Net change in unrealized appreciation (depreciation)                                                    (82)
                                                                                       --------------------
Net assets                                                                             $              1,153
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 1   $             1              1.25%              0.0%
12/31/2013                        1.23                 0                 0              1.25%             12.1%
12/31/2012                        1.10                 0                 0              1.25%              9.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%              0.3%
12/31/2013                        1.23                 0                 0              1.00%             12.4%
12/31/2012                        1.10                 0                 0              1.00%              9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.75%              0.5%
12/31/2013                        1.24                 0                 0              0.75%             12.7%
12/31/2012                        1.10                 0                 0              0.75%             10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.50%              0.8%
12/31/2013                        1.24                 0                 0              0.50%             12.9%
12/31/2012                        1.10                 0                 0              0.50%             10.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.25%              1.0%
12/31/2013                        1.25                 0                 0              0.25%             13.2%
12/31/2012                        1.10                 0                 0              0.25%             10.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%              1.3%
12/31/2013                        1.25                 0                 0              0.00%             13.5%
12/31/2012                        1.11                 0                 0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.3%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2050 FUND ADMINISTRATIVE CLASS - 01900A262

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        41,382   $        42,905             2,073
                                                                         ===============   ===============
Receivables: investments sold                                      295
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        41,677
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        41,677            33,618   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $        41,677            33,618
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,657
Mortality & expense charges                                                                           (498)
                                                                                           ---------------
Net investment income (loss)                                                                         1,159
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               536
Realized gain distributions                                                                          1,401
Net change in unrealized appreciation (depreciation)                                                (3,484)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,547)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (388)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,159   $                557
Net realized gain (loss)                                                         536                     93
Realized gain distributions                                                    1,401                      1
Net change in unrealized appreciation (depreciation)                          (3,484)                 1,961
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (388)                 2,612
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,064                 34,081
Cost of units redeemed                                                        (7,386)                (2,047)
Account charges                                                                 (200)                   (59)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,478                 31,975
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,090                 34,587
Net assets, beginning                                                         34,587                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             41,677   $             34,587
                                                                ====================   ====================

Units sold                                                                    12,578                 29,738
Units redeemed                                                                (6,814)                (1,884)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,764                 27,854
Units outstanding, beginning                                                  27,854                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,618                 27,854
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             49,145
Cost of units redeemed/account charges                                                               (9,692)
Net investment income (loss)                                                                          1,716
Net realized gain (loss)                                                                                629
Realized gain distributions                                                                           1,402
Net change in unrealized appreciation (depreciation)                                                 (1,523)
                                                                                       --------------------
Net assets                                                                             $             41,677
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                34   $            42              1.25%             -0.2%
12/31/2013                        1.24                28                35              1.25%             13.1%
12/31/2012                        1.10                 0                 0              1.25%              9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              1.00%              0.1%
12/31/2013                        1.25                 0                 0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%              9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%              0.3%
12/31/2013                        1.25                 0                 0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              0.6%
12/31/2013                        1.26                 0                 0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              0.8%
12/31/2013                        1.26                 0                 0              0.25%             14.3%
12/31/2012                        1.10                 0                 0              0.25%             10.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              1.1%
12/31/2013                        1.27                 0                 0              0.00%             14.5%
12/31/2012                        1.11                 0                 0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.3%
      2013          5.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2050 FUND A CLASS - 01900A338

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           710   $           766                35
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           710
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           710               573   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $           710               573
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            28
Mortality & expense charges                                                                             (4)
                                                                                           ---------------
Net investment income (loss)                                                                            24
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             22
Net change in unrealized appreciation (depreciation)                                                   (57)
                                                                                           ---------------
Net gain (loss)                                                                                        (35)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (11)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 24   $                  4
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       22                     --
Net change in unrealized appreciation (depreciation)                             (57)                     1
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (11)                     5
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         564                    152
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              564                    152
                                                                --------------------   --------------------
Net increase (decrease)                                                          553                    157
Net assets, beginning                                                            157                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                710   $                157
                                                                ====================   ====================

Units sold                                                                       447                    126
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          447                    126
Units outstanding, beginning                                                     126                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        573                    126
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                716
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             28
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              22
Net change in unrealized appreciation (depreciation)                                                    (56)
                                                                                       --------------------
Net assets                                                                             $                710
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 1   $             1              1.25%             -0.2%
12/31/2013                        1.24                 0                 0              1.25%             13.0%
12/31/2012                        1.10                 0                 0              1.25%              9.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              1.00%              0.1%
12/31/2013                        1.25                 0                 0              1.00%             13.3%
12/31/2012                        1.10                 0                 0              1.00%             10.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%              0.3%
12/31/2013                        1.25                 0                 0              0.75%             13.5%
12/31/2012                        1.10                 0                 0              0.75%             10.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              0.6%
12/31/2013                        1.26                 0                 0              0.50%             13.8%
12/31/2012                        1.10                 0                 0              0.50%             10.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              0.8%
12/31/2013                        1.26                 0                 0              0.25%             14.1%
12/31/2012                        1.11                 0                 0              0.25%             10.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              1.1%
12/31/2013                        1.27                 0                 0              0.00%             14.4%
12/31/2012                        1.11                 0                 0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          6.5%
      2013          5.1%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2055 FUND ADMINISTRATIVE CLASS - 01880B652

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         9,823   $        10,544               595
                                                                         ===============   ===============
Receivables: investments sold                                      402
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        10,225
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        10,225             8,221   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $        10,225             8,221
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           411
Mortality & expense charges                                                                            (78)
                                                                                           ---------------
Net investment income (loss)                                                                           333
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                73
Realized gain distributions                                                                            264
Net change in unrealized appreciation (depreciation)                                                  (733)
                                                                                           ---------------
Net gain (loss)                                                                                       (396)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (63)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                333   $                 32
Net realized gain (loss)                                                          73                     30
Realized gain distributions                                                      264                      4
Net change in unrealized appreciation (depreciation)                            (733)                    12
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (63)                    78
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,848                  2,426
Cost of units redeemed                                                        (1,279)                  (742)
Account charges                                                                   --                    (43)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,569                  1,641
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,506                  1,719
Net assets, beginning                                                          1,719                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             10,225   $              1,719
                                                                ====================   ====================

Units sold                                                                     8,214                  2,050
Units redeemed                                                                (1,375)                  (668)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,839                  1,382
Units outstanding, beginning                                                   1,382                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,221                  1,382
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             12,274
Cost of units redeemed/account charges                                                               (2,064)
Net investment income (loss)                                                                            365
Net realized gain (loss)                                                                                103
Realized gain distributions                                                                             268
Net change in unrealized appreciation (depreciation)                                                   (721)
                                                                                       --------------------
Net assets                                                                             $             10,225
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 8   $            10              1.25%              0.0%
12/31/2013                        1.24                 1                 2              1.25%             13.2%
12/31/2012                        1.10                 0                 0              1.25%              9.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              1.00%              0.2%
12/31/2013                        1.25                 0                 0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%             10.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%              0.5%
12/31/2013                        1.25                 0                 0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.50%              0.7%
12/31/2013                        1.26                 0                 0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.25%              1.0%
12/31/2013                        1.26                 0                 0              0.25%             14.3%
12/31/2012                        1.11                 0                 0              0.25%             10.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              1.3%
12/31/2013                        1.27                 0                 0              0.00%             14.6%
12/31/2012                        1.11                 0                 0              0.00%             10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          6.9%
      2013          4.4%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2055 FUND A CLASS - 01880B694

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                              1
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             1
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                        1                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  1                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         260                     --
Cost of units redeemed                                                          (216)                    --
Account charges                                                                  (45)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                               (1)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                       202                     --
Units redeemed                                                                  (202)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                260
Cost of units redeemed/account charges                                                                 (261)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.25%              0.0%
12/31/2013                        1.24                 0                 0              1.25%             13.1%
12/31/2012                        1.10                 0                 0              1.25%              9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              1.00%              0.2%
12/31/2013                        1.25                 0                 0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%             10.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%              0.5%
12/31/2013                        1.25                 0                 0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.50%              0.7%
12/31/2013                        1.26                 0                 0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              1.0%
12/31/2013                        1.26                 0                 0              0.25%             14.3%
12/31/2012                        1.10                 0                 0              0.25%             10.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              1.2%
12/31/2013                        1.27                 0                 0              0.00%             14.6%
12/31/2012                        1.11                 0                 0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT INCOME FUND ADMINISTRATIVE CLASS - 01900A189

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,596   $        18,361               958
                                                                         ===============   ===============
Receivables: investments sold                                       94
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        17,690
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,690            16,359   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $        17,690            16,359
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           551
Mortality & expense charges                                                                           (183)
                                                                                           ---------------
Net investment income (loss)                                                                           368
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                            422
Net change in unrealized appreciation (depreciation)                                                  (764)
                                                                                           ---------------
Net gain (loss)                                                                                       (340)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            28
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                368   $                 75
Net realized gain (loss)                                                           2                     (1)
Realized gain distributions                                                      422                      2
Net change in unrealized appreciation (depreciation)                            (764)                    (1)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 28                     75
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,553                 11,042
Cost of units redeemed                                                            (8)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            6,545                 11,042
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,573                 11,117
Net assets, beginning                                                         11,117                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             17,690   $             11,117
                                                                ====================   ====================

Units sold                                                                     5,998                 10,370
Units redeemed                                                                    (9)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,989                 10,370
Units outstanding, beginning                                                  10,370                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,359                 10,370
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             17,595
Cost of units redeemed/account charges                                                                   (8)
Net investment income (loss)                                                                            443
Net realized gain (loss)                                                                                  1
Realized gain distributions                                                                             424
Net change in unrealized appreciation (depreciation)                                                   (765)
                                                                                       --------------------
Net assets                                                                             $             17,690
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                16   $            18              1.25%              0.9%
12/31/2013                        1.07                10                11              1.25%              1.5%
12/31/2012                        1.06                 0                 0              1.25%              5.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              1.1%
12/31/2013                        1.08                 0                 0              1.00%              1.8%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              1.4%
12/31/2013                        1.08                 0                 0              0.75%              2.0%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              1.6%
12/31/2013                        1.08                 0                 0              0.50%              2.3%
12/31/2012                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%              1.9%
12/31/2013                        1.09                 0                 0              0.25%              2.5%
12/31/2012                        1.06                 0                 0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.00%              2.1%
12/31/2013                        1.09                 0                 0              0.00%              2.8%
12/31/2012                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.8%
      2013          3.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ DIVIDEND VALUE FUND R CLASS - 018918284

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,589,912   $     2,542,341           210,056
                                                                         ===============   ===============
Receivables: investments sold                                    2,057
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,591,969
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,233,958         2,492,834   $          1.30
Band 100                                                        71,653            54,112              1.32
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.41
Band 0                                                         286,358           199,251              1.44
                                                       ---------------   ---------------
 Total                                                 $     3,591,969         2,746,197
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        53,348
Mortality & expense charges                                                                        (40,084)
                                                                                           ---------------
Net investment income (loss)                                                                        13,264
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           737,459
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (489,658)
                                                                                           ---------------
Net gain (loss)                                                                                    247,801
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       261,065
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,264   $             38,129
Net realized gain (loss)                                                     737,459                417,741
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (489,658)               662,238
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            261,065              1,118,108
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     791,775                 99,146
Cost of units redeemed                                                    (2,415,468)              (849,290)
Account charges                                                               (2,013)                (1,698)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,625,706)              (751,842)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,364,641)               366,266
Net assets, beginning                                                      4,956,610              4,590,344
                                                                --------------------   --------------------
Net assets, ending                                              $          3,591,969   $          4,956,610
                                                                ====================   ====================

Units sold                                                                   618,755                899,717
Units redeemed                                                            (1,979,370)            (1,626,717)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,360,615)              (727,000)
Units outstanding, beginning                                               4,106,812              4,833,812
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,746,197              4,106,812
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         10,417,352
Cost of units redeemed/account charges                                                           (9,222,801)
Net investment income (loss)                                                                        312,975
Net realized gain (loss)                                                                            891,446
Realized gain distributions                                                                         145,426
Net change in unrealized appreciation (depreciation)                                              1,047,571
                                                                                       --------------------
Net assets                                                                             $          3,591,969
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30             2,493   $         3,234              1.25%              8.0%
12/31/2013                        1.20             3,904             4,690              1.25%             26.8%
12/31/2012                        0.95             4,706             4,460              1.25%             12.2%
12/31/2011                        0.84             5,034             4,251              1.25%              1.7%
12/31/2010                        0.83             5,109             4,244              1.25%             11.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                54   $            72              1.00%              8.3%
12/31/2013                        1.22                 4                 5              1.00%             27.1%
12/31/2012                        0.96                 4                 4              1.00%             12.5%
12/31/2011                        0.86                 6                 5              1.00%              1.9%
12/31/2010                        0.84                 4                 4              1.00%             11.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.75%              8.5%
12/31/2013                        1.25                 0                 0              0.75%             27.4%
12/31/2012                        0.98                 0                 0              0.75%             12.8%
12/31/2011                        0.87                 0                 0              0.75%              2.2%
12/31/2010                        0.85                 0                 0              0.75%             11.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.50%              8.8%
12/31/2013                        1.27                 0                 0              0.50%             27.7%
12/31/2012                        0.99                 0                 0              0.50%             13.1%
12/31/2011                        0.88                 0                 0              0.50%              2.4%
12/31/2010                        0.86                 0                 0              0.50%             12.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.25%              9.1%
12/31/2013                        1.29                 0                 0              0.25%             28.0%
12/31/2012                        1.01                 0                 0              0.25%             13.4%
12/31/2011                        0.89                 0                 0              0.25%              2.7%
12/31/2010                        0.87                 0                 0              0.25%             12.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               199   $           286              0.00%              9.3%
12/31/2013                        1.31               199               261              0.00%             28.4%
12/31/2012                        1.02               124               127              0.00%             13.6%
12/31/2011                        0.90                89                80              0.00%              2.9%
12/31/2010                        0.88               199               174              0.00%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          2.0%
      2012          2.2%
      2011          2.5%
      2010          3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT INCOME FUND A CLASS - 01900A254 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.25%              0.8%
12/31/2013                        1.07                 0                 0              1.25%              1.5%
12/31/2012                        1.06                 0                 0              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              1.0%
12/31/2013                        1.07                 0                 0              1.00%              1.7%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.75%              1.3%
12/31/2013                        1.08                 0                 0              0.75%              2.0%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              1.5%
12/31/2013                        1.08                 0                 0              0.50%              2.2%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.25%              1.8%
12/31/2013                        1.09                 0                 0              0.25%              2.5%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.00%              2.1%
12/31/2013                        1.09                 0                 0              0.00%              2.7%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    AMG MANAGERS CADENCE CAPITAL APPRECIATION FUND INVESTOR CLASS - 00170L107

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        65,987   $        49,318             2,635
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (78)
                                                       ---------------
Net assets                                             $        65,909
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        65,020            43,872   $          1.48
Band 100                                                           889               597              1.49
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $        65,909            44,469
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           368
Mortality & expense charges                                                                           (842)
                                                                                           ---------------
Net investment income (loss)                                                                          (474)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,659
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,436
                                                                                           ---------------
Net gain (loss)                                                                                      6,095
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,621
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (474)  $             (1,222)
Net realized gain (loss)                                                       3,659                 18,434
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,436                 14,070
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,621                 31,282
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,984                 31,852
Cost of units redeemed                                                       (17,107)              (130,021)
Account charges                                                                  (19)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,142)               (98,189)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,521)               (66,907)
Net assets, beginning                                                         74,430                141,337
                                                                --------------------   --------------------
Net assets, ending                                              $             65,909   $             74,430
                                                                ====================   ====================

Units sold                                                                     2,524                 27,509
Units redeemed                                                               (12,857)              (106,799)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,333)               (79,290)
Units outstanding, beginning                                                  54,802                134,092
                                                                --------------------   --------------------
Units outstanding, ending                                                     44,469                 54,802
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            192,627
Cost of units redeemed/account charges                                                             (164,699)
Net investment income (loss)                                                                           (829)
Net realized gain (loss)                                                                             22,141
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 16,669
                                                                                       --------------------
Net assets                                                                             $             65,909
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                44   $            65              1.25%              9.1%
12/31/2013                        1.36                55                74              1.25%             28.9%
12/31/2012                        1.05               134               141              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 1   $             1              1.00%              9.4%
12/31/2013                        1.36                 0                 0              1.00%             29.2%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%              9.7%
12/31/2013                        1.37                 0                 0              0.75%             29.5%
12/31/2012                        1.05                 0                 0              0.75%              5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%              9.9%
12/31/2013                        1.37                 0                 0              0.50%             29.8%
12/31/2012                        1.06                 0                 0              0.50%              5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.25%             10.2%
12/31/2013                        1.37                 0                 0              0.25%             30.1%
12/31/2012                        1.06                 0                 0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.00%             10.5%
12/31/2013                        1.38                 0                 0              0.00%             30.5%
12/31/2012                        1.06                 0                 0              0.00%              5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.3%
      2012          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALLIANZGI NFJ MID-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918631

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       826,583   $       566,869            31,672
                                                                         ===============   ===============
Receivables: investments sold                                       77
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       826,660
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       826,366           408,060   $          2.03
Band 100                                                            --                --              2.08
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.20
Band 25                                                             --                --              2.27
Band 0                                                             294               124              2.37
                                                       ---------------   ---------------
 Total                                                 $       826,660           408,184
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        12,689
Mortality & expense charges                                                                        (10,274)
                                                                                           ---------------
Net investment income (loss)                                                                         2,415
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,370
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                19,891
                                                                                           ---------------
Net gain (loss)                                                                                     55,261
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        57,676
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,415   $             (1,889)
Net realized gain (loss)                                                      35,370                 41,982
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          19,891                165,270
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             57,676                205,363
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      56,284                 62,933
Cost of units redeemed                                                      (107,313)              (216,702)
Account charges                                                                  (94)                   (51)
                                                                --------------------   --------------------
Increase (decrease)                                                          (51,123)              (153,820)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,553                 51,543
Net assets, beginning                                                        820,107                768,564
                                                                --------------------   --------------------
Net assets, ending                                              $            826,660   $            820,107
                                                                ====================   ====================

Units sold                                                                    28,976                 38,387
Units redeemed                                                               (54,774)              (135,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,798)               (96,632)
Units outstanding, beginning                                                 433,982                530,614
                                                                --------------------   --------------------
Units outstanding, ending                                                    408,184                433,982
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          7,479,021
Cost of units redeemed/account charges                                                           (7,926,845)
Net investment income (loss)                                                                       (208,563)
Net realized gain (loss)                                                                         (1,199,397)
Realized gain distributions                                                                       2,422,730
Net change in unrealized appreciation (depreciation)                                                259,714
                                                                                       --------------------
Net assets                                                                             $            826,660
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03               408   $           826              1.25%              7.2%
12/31/2013                        1.89               434               820              1.25%             30.5%
12/31/2012                        1.45               531               769              1.25%             14.0%
12/31/2011                        1.27               550               698              1.25%             -2.4%
12/31/2010                        1.30               558               726              1.25%             19.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              1.00%              7.4%
12/31/2013                        1.94                 0                 0              1.00%             30.8%
12/31/2012                        1.48                 0                 0              1.00%             14.3%
12/31/2011                        1.30                 0                 0              1.00%             -2.1%
12/31/2010                        1.33                 0                 0              1.00%             19.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.75%              7.7%
12/31/2013                        1.99                 0                 0              0.75%             31.1%
12/31/2012                        1.52                 0                 0              0.75%             14.6%
12/31/2011                        1.32                 0                 0              0.75%             -1.9%
12/31/2010                        1.35                 0                 0              0.75%             19.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.50%              8.0%
12/31/2013                        2.04                 0                 0              0.50%             31.4%
12/31/2012                        1.55                 0                 0              0.50%             14.9%
12/31/2011                        1.35                 0                 0              0.50%             -1.7%
12/31/2010                        1.37                 0                 0              0.50%             20.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.25%              8.2%
12/31/2013                        2.09                 0                 0              0.25%             31.8%
12/31/2012                        1.59                 0                 0              0.25%             15.2%
12/31/2011                        1.38                 0                 0              0.25%             -1.4%
12/31/2010                        1.40                 0                 0              0.25%             20.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.37                 0   $             0              0.00%              8.5%
12/31/2013                        2.18                 0                 0              0.00%             32.1%
12/31/2012                        1.65                 0                 0              0.00%             15.5%
12/31/2011                        1.43                 0                 0              0.00%             -1.2%
12/31/2010                        1.45                 0                 0              0.00%             20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.0%
      2012          2.0%
      2011          1.1%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMG MANAGERS CADENCE MID CAP FUND INVESTOR CLASS - 00170L602

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        18,809   $        17,991               622
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        18,812
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        12,144             8,142   $          1.49
Band 100                                                         6,668             4,447              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $        18,812            12,589
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (245)
                                                                                           ---------------
Net investment income (loss)                                                                          (245)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,007
Realized gain distributions                                                                          3,460
Net change in unrealized appreciation (depreciation)                                                (3,060)
                                                                                           ---------------
Net gain (loss)                                                                                      2,407
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,162
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (245)  $               (220)
Net realized gain (loss)                                                       2,007                  7,123
Realized gain distributions                                                    3,460                     --
Net change in unrealized appreciation (depreciation)                          (3,060)                 3,591
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,162                 10,494
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,819                 13,169
Cost of units redeemed                                                        (8,363)               (57,168)
Account charges                                                                   (8)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,552)               (44,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,390)               (33,525)
Net assets, beginning                                                         22,202                 55,727
                                                                --------------------   --------------------
Net assets, ending                                              $             18,812   $             22,202
                                                                ====================   ====================

Units sold                                                                     2,162                 11,230
Units redeemed                                                                (5,942)               (48,089)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,780)               (36,859)
Units outstanding, beginning                                                  16,369                 53,228
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,589                 16,369
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             71,380
Cost of units redeemed/account charges                                                              (65,559)
Net investment income (loss)                                                                           (417)
Net realized gain (loss)                                                                              9,130
Realized gain distributions                                                                           3,460
Net change in unrealized appreciation (depreciation)                                                    818
                                                                                       --------------------
Net assets                                                                             $             18,812
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 8   $            12              1.25%             10.1%
12/31/2013                        1.35                 7                 9              1.25%             29.4%
12/31/2012                        1.05                 5                 5              1.25%              4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 4   $             7              1.00%             10.4%
12/31/2013                        1.36                10                13              1.00%             29.7%
12/31/2012                        1.05                36                38              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%             10.7%
12/31/2013                        1.36                 0                 0              0.75%             30.1%
12/31/2012                        1.05                 0                 0              0.75%              4.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%             11.0%
12/31/2013                        1.37                 0                 0              0.50%             30.4%
12/31/2012                        1.05                 0                 0              0.50%              4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%             11.2%
12/31/2013                        1.37                 0                 0              0.25%             30.7%
12/31/2012                        1.05                 0                 0              0.25%              4.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.00%             11.5%
12/31/2013                        1.37                 0                 0              0.00%             31.0%
12/31/2012                        1.05                12                12              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMG MANAGERS CADENCE MID CAP FUND SERVICE CLASS - 00170L701 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.54
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $              8,875
Cost of units redeemed/account charges                                                               (9,494)
Net investment income (loss)                                                                            (79)
Net realized gain (loss)                                                                                698
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.25%             10.3%
12/31/2013                        1.40                 0                 0              1.25%             29.6%
12/31/2012                        1.08                 0                 0              1.25%              8.0%
12/31/2011                        1.01                 0                 0              1.25%             -2.7%
12/31/2010                        1.03                 0                 0              1.25%             25.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              1.00%             10.6%
12/31/2013                        1.42                 0                 0              1.00%             29.9%
12/31/2012                        1.10                 0                 0              1.00%              9.7%
12/31/2011                        1.02                 0                 0              1.00%             -2.5%
12/31/2010                        1.04                 0                 0              1.00%             25.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             10.8%
12/31/2013                        1.45                 0                 0              0.75%             30.3%
12/31/2012                        1.11                 0                 0              0.75%             11.4%
12/31/2011                        1.03                 0                 0              0.75%             -2.3%
12/31/2010                        1.06                 0                 0              0.75%             25.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.50%             11.1%
12/31/2013                        1.48                 0                 0              0.50%             30.6%
12/31/2012                        1.13                 0                 0              0.50%             13.1%
12/31/2011                        1.05                 0                 0              0.50%             -2.0%
12/31/2010                        1.07                 0                 0              0.50%             26.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.25%             11.4%
12/31/2013                        1.50                 0                 0              0.25%             30.9%
12/31/2012                        1.15                 0                 0              0.25%             14.9%
12/31/2011                        1.06                 0                 0              0.25%             -1.8%
12/31/2010                        1.08                 0                 0              0.25%             26.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.00%             11.7%
12/31/2013                        1.53                 0                 0              0.00%             31.2%
12/31/2012                        1.17                 0                 0              0.00%             16.7%
12/31/2011                        1.07                 0                 0              0.00%             -1.5%
12/31/2010                        1.09                 0                 0              0.00%             26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ MID-CAP VALUE FUND R CLASS - 018918680

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       468,609   $       374,613            20,962
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (106)
                                                       ---------------
Net assets                                             $       468,503
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       271,906           133,552   $          2.04
Band 100                                                       196,597            93,882              2.09
Band 75                                                             --                --              2.15
Band 50                                                             --                --              2.22
Band 25                                                             --                --              2.28
Band 0                                                              --                --              2.34
                                                       ---------------   ---------------
 Total                                                 $       468,503           227,434
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,092
Mortality & expense charges                                                                         (5,081)
                                                                                           ---------------
Net investment income (loss)                                                                         2,011
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,100
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,456)
                                                                                           ---------------
Net gain (loss)                                                                                     26,644
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        28,655
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,011   $             (1,141)
Net realized gain (loss)                                                      29,100                 18,583
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,456)                72,468
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,655                 89,910
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     138,220                 58,117
Cost of units redeemed                                                       (94,606)               (74,117)
Account charges                                                                  (22)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                           43,592                (16,020)
                                                                --------------------   --------------------
Net increase (decrease)                                                       72,247                 73,890
Net assets, beginning                                                        396,256                322,366
                                                                --------------------   --------------------
Net assets, ending                                              $            468,503   $            396,256
                                                                ====================   ====================

Units sold                                                                   125,804                 49,799
Units redeemed                                                              (106,257)               (61,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,547                (12,008)
Units outstanding, beginning                                                 207,887                219,895
                                                                --------------------   --------------------
Units outstanding, ending                                                    227,434                207,887
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            815,937
Cost of units redeemed/account charges                                                             (494,063)
Net investment income (loss)                                                                          4,819
Net realized gain (loss)                                                                             40,998
Realized gain distributions                                                                           6,816
Net change in unrealized appreciation (depreciation)                                                 93,996
                                                                                       --------------------
Net assets                                                                             $            468,503
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04               134   $           272              1.25%              6.8%
12/31/2013                        1.91               208               396              1.25%             30.0%
12/31/2012                        1.47               220               322              1.25%             13.6%
12/31/2011                        1.29               151               195              1.25%             -2.7%
12/31/2010                        1.33                89               118              1.25%             18.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09                94   $           197              1.00%              7.1%
12/31/2013                        1.96                 0                 0              1.00%             30.3%
12/31/2012                        1.50                 0                 0              1.00%             13.8%
12/31/2011                        1.32                 0                 0              1.00%             -2.4%
12/31/2010                        1.35                 0                 0              1.00%             18.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             0              0.75%              7.3%
12/31/2013                        2.01                 0                 0              0.75%             30.7%
12/31/2012                        1.54                 0                 0              0.75%             14.1%
12/31/2011                        1.35                 0                 0              0.75%             -2.2%
12/31/2010                        1.38                 0                 0              0.75%             19.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              0.50%              7.6%
12/31/2013                        2.06                 0                 0              0.50%             31.0%
12/31/2012                        1.57                 0                 0              0.50%             14.4%
12/31/2011                        1.37                 0                 0              0.50%             -1.9%
12/31/2010                        1.40                 0                 0              0.50%             19.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.25%              7.9%
12/31/2013                        2.11                 0                 0              0.25%             31.3%
12/31/2012                        1.61                 0                 0              0.25%             14.7%
12/31/2011                        1.40                 0                 0              0.25%             -1.7%
12/31/2010                        1.43                 0                 0              0.25%             19.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.34                 0   $             0              0.00%              8.2%
12/31/2013                        2.17                 0                 0              0.00%             31.7%
12/31/2012                        1.65                 0                 0              0.00%             15.0%
12/31/2011                        1.43                 0                 0              0.00%             -1.4%
12/31/2010                        1.45                 0                 0              0.00%             20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          0.9%
      2012          2.3%
      2011          1.5%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIMCO ALL ASSET FUND ADMIN CLASS - 722005618

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       834,289   $       879,049            72,668
                                                                         ===============   ===============
Receivables: investments sold                                   10,122
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       844,411
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       844,411           772,823   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $       844,411           772,823
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        38,226
Mortality & expense charges                                                                        (10,687)
                                                                                           ---------------
Net investment income (loss)                                                                        27,539
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               941
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (34,520)
                                                                                           ---------------
Net gain (loss)                                                                                    (33,579)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,040)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,539   $             26,488
Net realized gain (loss)                                                         941                 (8,949)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (34,520)                (9,737)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,040)                 7,802
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     119,723              2,193,468
Cost of units redeemed                                                      (162,510)            (1,371,559)
Account charges                                                                 (116)                  (150)
                                                                --------------------   --------------------
Increase (decrease)                                                          (42,903)               821,759
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,943)               829,561
Net assets, beginning                                                        893,354                 63,793
                                                                --------------------   --------------------
Net assets, ending                                              $            844,411   $            893,354
                                                                ====================   ====================

Units sold                                                                   106,464              2,031,845
Units redeemed                                                              (145,610)            (1,277,401)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,146)               754,444
Units outstanding, beginning                                                 811,969                 57,525
                                                                --------------------   --------------------
Units outstanding, ending                                                    772,823                811,969
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,455,073
Cost of units redeemed/account charges                                                           (1,614,896)
Net investment income (loss)                                                                         56,642
Net realized gain (loss)                                                                             (7,648)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (44,760)
                                                                                       --------------------
Net assets                                                                             $            844,411
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09               773   $           844              1.25%             -0.7%
12/31/2013                        1.10               812               893              1.25%             -0.8%
12/31/2012                        1.11                58                64              1.25%             13.8%
12/31/2011                        0.97                20                19              1.25%             -2.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%             -0.4%
12/31/2013                        1.11                 0                 0              1.00%             -0.5%
12/31/2012                        1.11                 0                 0              1.00%             14.1%
12/31/2011                        0.98                 0                 0              1.00%             -2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%             -0.2%
12/31/2013                        1.11                 0                 0              0.75%             -0.3%
12/31/2012                        1.12                 0                 0              0.75%             14.4%
12/31/2011                        0.98                 0                 0              0.75%             -2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              0.1%
12/31/2013                        1.12                 0                 0              0.50%              0.0%
12/31/2012                        1.12                 0                 0              0.50%             14.7%
12/31/2011                        0.98                 0                 0              0.50%             -2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.25%              0.3%
12/31/2013                        1.13                 0                 0              0.25%              0.2%
12/31/2012                        1.13                 0                 0              0.25%             15.0%
12/31/2011                        0.98                 0                 0              0.25%             -2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              0.6%
12/31/2013                        1.14                 0                 0              0.00%              0.5%
12/31/2012                        1.13                 0                 0              0.00%             15.3%
12/31/2011                        0.98                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.4%
      2013          7.0%
      2012          5.3%
      2011          7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO ALL ASSET FUND R CLASS - 72201F789

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       171,529   $       178,513            15,139
                                                                         ===============   ===============
Receivables: investments sold                                    3,479
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       175,008
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       175,008           171,370   $          1.02
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $       175,008           171,370
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,263
Mortality & expense charges                                                                           (872)
                                                                                           ---------------
Net investment income (loss)                                                                         4,391
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                92
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (7,488)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,396)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,005)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,391   $              1,181
Net realized gain (loss)                                                          92                     18
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (7,488)                   504
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,005)                 1,703
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     145,391                 49,794
Cost of units redeemed                                                       (18,328)                  (536)
Account charges                                                                  (11)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          127,052                 49,258
                                                                --------------------   --------------------
Net increase (decrease)                                                      124,047                 50,961
Net assets, beginning                                                         50,961                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            175,008   $             50,961
                                                                ====================   ====================

Units sold                                                                   138,964                 49,836
Units redeemed                                                               (16,907)                  (523)
                                                                --------------------   --------------------
Net increase (decrease)                                                      122,057                 49,313
Units outstanding, beginning                                                  49,313                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    171,370                 49,313
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            195,185
Cost of units redeemed/account charges                                                              (18,875)
Net investment income (loss)                                                                          5,572
Net realized gain (loss)                                                                                110
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (6,984)
                                                                                       --------------------
Net assets                                                                             $            175,008
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.02               171   $           175              1.25%             -1.2%
12/31/2013                        1.03                49                51              0.00%              3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%             -0.9%
12/31/2013                        1.03                 0                 0              0.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.75%             -0.7%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              0.50%             -0.4%
12/31/2013                        1.04                 0                 0              0.00%              3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%             -0.2%
12/31/2013                        1.04                 0                 0              0.00%              3.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.00%              0.1%
12/31/2013                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.7%
      2013          5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       ALLIANZGI NFJ SMALL-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918706

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,792,552   $    22,775,555           812,009
                                                                         ===============   ===============
Receivables: investments sold                                   59,843
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,852,395
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,993,401        11,765,745   $          1.53
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.65
Band 0                                                       2,858,994         1,699,913              1.68
                                                       ---------------   ---------------
 Total                                                 $    20,852,395        13,465,658
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       553,196
Mortality & expense charges                                                                       (243,641)
                                                                                           ---------------
Net investment income (loss)                                                                       309,555
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,156,342
Realized gain distributions                                                                      4,411,688
Net change in unrealized appreciation (depreciation)                                            (6,708,574)
                                                                                           ---------------
Net gain (loss)                                                                                   (140,544)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       169,011
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            309,555   $             65,883
Net realized gain (loss)                                                   2,156,342                618,531
Realized gain distributions                                                4,411,688              2,844,983
Net change in unrealized appreciation (depreciation)                      (6,708,574)             3,091,917
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            169,011              6,621,314
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,736,932              4,758,582
Cost of units redeemed                                                   (11,341,743)            (4,979,918)
Account charges                                                               (7,717)                (9,745)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,612,528)              (231,081)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,443,517)             6,390,233
Net assets, beginning                                                     28,295,912             21,905,679
                                                                --------------------   --------------------
Net assets, ending                                              $         20,852,395   $         28,295,912
                                                                ====================   ====================

Units sold                                                                 2,573,203              3,558,894
Units redeemed                                                            (7,516,196)            (3,715,032)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,942,993)              (156,138)
Units outstanding, beginning                                              18,408,651             18,564,789
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,465,658             18,408,651
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         42,139,282
Cost of units redeemed/account charges                                                          (32,316,913)
Net investment income (loss)                                                                      1,010,242
Net realized gain (loss)                                                                          2,192,582
Realized gain distributions                                                                       9,810,205
Net change in unrealized appreciation (depreciation)                                             (1,983,003)
                                                                                       --------------------
Net assets                                                                             $         20,852,395
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53            11,766   $        17,993              1.25%              0.5%
12/31/2013                        1.52            16,301            24,812              1.25%             30.1%
12/31/2012                        1.17            16,390            19,176              1.25%              9.2%
12/31/2011                        1.07            16,923            18,139              1.25%              1.0%
12/31/2010                        1.06            16,073            17,056              1.25%             23.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              1.00%              0.7%
12/31/2013                        1.55                 0                 0              1.00%             30.4%
12/31/2012                        1.19                 0                 0              1.00%              9.4%
12/31/2011                        1.08                 0                 0              1.00%              1.3%
12/31/2010                        1.07                 0                 0              1.00%             23.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%              1.0%
12/31/2013                        1.57                 0                 0              0.75%             30.7%
12/31/2012                        1.20                 0                 0              0.75%              9.7%
12/31/2011                        1.10                 0                 0              0.75%              1.5%
12/31/2010                        1.08                 0                 0              0.75%             24.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%              1.2%
12/31/2013                        1.60                 0                 0              0.50%             31.1%
12/31/2012                        1.22                 0                 0              0.50%             10.0%
12/31/2011                        1.11                 0                 0              0.50%              1.8%
12/31/2010                        1.09                 0                 0              0.50%             24.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.25%              1.5%
12/31/2013                        1.63                 0                 0              0.25%             31.4%
12/31/2012                        1.24                 0                 0              0.25%             10.3%
12/31/2011                        1.12                 0                 0              0.25%              2.0%
12/31/2010                        1.10                 0                 0              0.25%             24.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68             1,700   $         2,859              0.00%              1.7%
12/31/2013                        1.65             2,107             3,484              0.00%             31.7%
12/31/2012                        1.25             2,175             2,730              0.00%             10.5%
12/31/2011                        1.14                 0                 0              0.00%              2.3%
12/31/2010                        1.11                 0                 0              0.00%             25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          1.4%
      2012          1.6%
      2011          1.8%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PIMCO COMMODITIESPLUS STRATEGY R CLASS - 72201P126 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.94
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.94
Band 50                                                             --                --              0.94
Band 25                                                             --                --              0.94
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              1.25%             -6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.75%             -6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.50%             -6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.25%             -6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.00%             -6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       PIMCO COMMODITIESPLUS STRATEGY ADMIN CLASS - 72202E104 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.94
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.94
Band 50                                                             --                --              0.94
Band 25                                                             --                --              0.94
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              1.25%             -6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              1.00%             -6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.50%             -5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.25%             -5.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.00%             -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ALLIANZGI NFJ SMALL-CAP VALUE FUND R CLASS - 018918755

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,783,659   $     9,041,768           327,296
                                                                         ===============   ===============
Receivables: investments sold                                    4,244
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,787,903
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,290,339         2,644,545   $          2.76
Band 100                                                       134,434            47,414              2.84
Band 75                                                             --                --              2.92
Band 50                                                        301,732           100,596              3.00
Band 25                                                             --                --              3.09
Band 0                                                       1,061,398           334,334              3.17
                                                       ---------------   ---------------
 Total                                                 $     8,787,903         3,126,889
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       187,425
Mortality & expense charges                                                                       (101,975)
                                                                                           ---------------
Net investment income (loss)                                                                        85,450
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           997,076
Realized gain distributions                                                                      1,811,425
Net change in unrealized appreciation (depreciation)                                            (2,865,986)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,485)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,965
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             85,450   $            (23,738)
Net realized gain (loss)                                                     997,076                475,175
Realized gain distributions                                                1,811,425              1,161,981
Net change in unrealized appreciation (depreciation)                      (2,865,986)             1,146,719
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,965              2,760,137
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,438,166              2,015,929
Cost of units redeemed                                                    (4,672,652)            (2,193,184)
Account charges                                                               (3,459)                (3,908)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,237,945)              (181,163)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,209,980)             2,578,974
Net assets, beginning                                                     11,997,883              9,418,909
                                                                --------------------   --------------------
Net assets, ending                                              $          8,787,903   $         11,997,883
                                                                ====================   ====================

Units sold                                                                   547,090                888,486
Units redeemed                                                            (1,706,039)              (964,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,158,949)               (76,455)
Units outstanding, beginning                                               4,285,838              4,362,293
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,126,889              4,285,838
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         34,228,746
Cost of units redeemed/account charges                                                          (32,090,613)
Net investment income (loss)                                                                         52,924
Net realized gain (loss)                                                                            864,878
Realized gain distributions                                                                       5,990,077
Net change in unrealized appreciation (depreciation)                                               (258,109)
                                                                                       --------------------
Net assets                                                                             $          8,787,903
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76             2,645   $         7,290              1.25%              0.1%
12/31/2013                        2.75             3,713            10,229              1.25%             29.6%
12/31/2012                        2.13             3,734             7,938              1.25%              8.7%
12/31/2011                        1.96             4,163             8,141              1.25%              0.6%
12/31/2010                        1.94             3,965             7,709              1.25%             23.0%


                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.84                47   $           134              1.00%              0.3%
12/31/2013                        2.83                34                96              1.00%             29.9%
12/31/2012                        2.18                43                93              1.00%              9.0%
12/31/2011                        2.00                43                87              1.00%              0.8%
12/31/2010                        1.98                40                79              1.00%             23.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.92                 0   $             0              0.75%              0.6%
12/31/2013                        2.90                 0                 0              0.75%             30.3%
12/31/2012                        2.23                 0                 0              0.75%              9.2%
12/31/2011                        2.04                 0                 0              0.75%              1.1%
12/31/2010                        2.02                 0                 0              0.75%             23.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.00               101   $           302              0.50%              0.8%
12/31/2013                        2.98                98               291              0.50%             30.6%
12/31/2012                        2.28                83               190              0.50%              9.5%
12/31/2011                        2.08                68               141              0.50%              1.3%
12/31/2010                        2.05                61               126              0.50%             23.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.09                 0   $             0              0.25%              1.1%
12/31/2013                        3.05                 0                 0              0.25%             30.9%
12/31/2012                        2.33                 0                 0              0.25%              9.8%
12/31/2011                        2.12                 0                 0              0.25%              1.6%
12/31/2010                        2.09                 0                 0              0.25%             24.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.17               334   $         1,061              0.00%              1.3%
12/31/2013                        3.13               441             1,381              0.00%             31.2%
12/31/2012                        2.39               502             1,198              0.00%             10.1%
12/31/2011                        2.17               471             1,021              0.00%              1.8%
12/31/2010                        2.13               502             1,070              0.00%             24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          0.9%
      2012          0.9%
      2011          1.3%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIMCO COMMODITY REAL RETURN STRATEGY ADMIN CLASS - 722005659

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,692   $        15,016             2,674
                                                                         ===============   ===============
Receivables: investments sold                                      100
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        11,792
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        11,792            15,081   $          0.78
Band 100                                                            --                --              0.78
Band 75                                                             --                --              0.79
Band 50                                                             --                --              0.79
Band 25                                                             --                --              0.79
Band 0                                                              --                --              0.80
                                                       ---------------   ---------------
 Total                                                 $        11,792            15,081
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            31
Mortality & expense charges                                                                         (5,909)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,878)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            81,748
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,780
                                                                                           ---------------
Net gain (loss)                                                                                     85,528
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        79,650
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,878)  $               (464)
Net realized gain (loss)                                                      81,748                      2
Realized gain distributions                                                       --                  3,865
Net change in unrealized appreciation (depreciation)                           3,780                 (7,104)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,650                 (3,701)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     416,839              1,250,539
Cost of units redeemed                                                    (1,110,121)              (619,830)
Account charges                                                                 (825)                  (759)
                                                                --------------------   --------------------
Increase (decrease)                                                         (694,107)               629,950
                                                                --------------------   --------------------
Net increase (decrease)                                                     (614,457)               626,249
Net assets, beginning                                                        626,249                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             11,792   $            626,249
                                                                ====================   ====================

Units sold                                                                   500,831              1,279,038
Units redeemed                                                            (1,131,206)              (633,582)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (630,375)               645,456
Units outstanding, beginning                                                 645,456                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,081                645,456
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,667,378
Cost of units redeemed/account charges                                                           (1,731,535)
Net investment income (loss)                                                                         (6,342)
Net realized gain (loss)                                                                             81,750
Realized gain distributions                                                                           3,865
Net change in unrealized appreciation (depreciation)                                                 (3,324)
                                                                                       --------------------
Net assets                                                                             $             11,792
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                15   $            12              1.25%            -19.4%
12/31/2013                        0.97               645               626              0.00%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                 0   $             0              1.00%            -19.2%
12/31/2013                        0.97                 0                 0              0.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              0.75%            -19.0%
12/31/2013                        0.97                 0                 0              0.00%             -2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              0.50%            -18.8%
12/31/2013                        0.97                 0                 0              0.00%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              0.25%            -18.6%
12/31/2013                        0.98                 0                 0              0.00%             -2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.80                 0   $             0              0.00%            -18.4%
12/31/2013                        0.98                 0                 0              0.00%             -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            PIMCO COMMODITY REAL RETURN STRATEGY R CLASS - 72201P225

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         8,444   $         9,416             1,952
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         8,451
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         8,451            10,859   $          0.78
Band 100                                                            --                --              0.78
Band 75                                                             --                --              0.78
Band 50                                                             --                --              0.79
Band 25                                                             --                --              0.79
Band 0                                                              --                --              0.79
                                                       ---------------   ---------------
 Total                                                 $         8,451            10,859
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (15)
                                                                                           ---------------
Net investment income (loss)                                                                           (15)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (972)
                                                                                           ---------------
Net gain (loss)                                                                                       (972)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (987)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (15)  $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (972)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (987)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,438                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            9,438                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,451                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              8,451   $                 --
                                                                ====================   ====================

Units sold                                                                    10,859                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,859                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,859                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              9,438
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            (15)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (972)
                                                                                       --------------------
Net assets                                                                             $              8,451
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                11   $             8              1.25%            -19.7%
12/31/2013                        0.97                 0                 0              0.00%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                 0   $             0              1.00%            -19.5%
12/31/2013                        0.97                 0                 0              0.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.78                 0   $             0              0.75%            -19.3%
12/31/2013                        0.97                 0                 0              0.00%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              0.50%            -19.1%
12/31/2013                        0.97                 0                 0              0.00%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              0.25%            -18.9%
12/31/2013                        0.97                 0                 0              0.00%             -2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.79                 0   $             0              0.00%            -18.7%
12/31/2013                        0.98                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2015 FUND ADMINISTRATIVE CLASS - 01900A577

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       262,798   $       268,721            13,874
                                                                         ===============   ===============
Receivables: investments sold                                    1,239
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       264,037
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       264,037           242,709   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $       264,037           242,709
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,107
Mortality & expense charges                                                                         (4,286)
                                                                                           ---------------
Net investment income (loss)                                                                         2,821
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,343
Realized gain distributions                                                                          2,924
Net change in unrealized appreciation (depreciation)                                                (4,963)
                                                                                           ---------------
Net gain (loss)                                                                                      4,304
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,125
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,821   $              3,164
Net realized gain (loss)                                                       6,343                  1,557
Realized gain distributions                                                    2,924                     --
Net change in unrealized appreciation (depreciation)                          (4,963)                  (960)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,125                  3,761
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,859                846,379
Cost of units redeemed                                                      (257,901)              (371,746)
Account charges                                                                 (240)                  (200)
                                                                --------------------   --------------------
Increase (decrease)                                                         (221,282)               474,433
                                                                --------------------   --------------------
Net increase (decrease)                                                     (214,157)               478,194
Net assets, beginning                                                        478,194                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            264,037   $            478,194
                                                                ====================   ====================

Units sold                                                                    34,887                790,391
Units redeemed                                                              (235,527)              (347,042)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (200,640)               443,349
Units outstanding, beginning                                                 443,349                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    242,709                443,349
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            883,238
Cost of units redeemed/account charges                                                             (630,087)
Net investment income (loss)                                                                          5,985
Net realized gain (loss)                                                                              7,900
Realized gain distributions                                                                           2,924
Net change in unrealized appreciation (depreciation)                                                 (5,923)
                                                                                       --------------------
Net assets                                                                             $            264,037
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09               243   $           264              1.25%              0.9%
12/31/2013                        1.08               443               478              1.25%              1.9%
12/31/2012                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              1.1%
12/31/2013                        1.08                 0                 0              1.00%              2.1%
12/31/2012                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              1.4%
12/31/2013                        1.09                 0                 0              0.75%              2.4%
12/31/2012                        1.06                 0                 0              0.75%              6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.50%              1.6%
12/31/2013                        1.09                 0                 0              0.50%              2.7%
12/31/2012                        1.06                 0                 0              0.50%              6.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%              1.9%
12/31/2013                        1.10                 0                 0              0.25%              2.9%
12/31/2012                        1.07                 0                 0              0.25%              6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.00%              2.1%
12/31/2013                        1.10                 0                 0              0.00%              3.2%
12/31/2012                        1.07                 0                 0              0.00%              6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          4.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO HIGH YIELD ADMIN CLASS - 693390650

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,374,261   $     5,436,874           586,876
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,210)
                                                       ---------------
Net assets                                             $     5,364,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,455,396         2,064,628   $          2.16
Band 100                                                            --                --              2.22
Band 75                                                             --                --              2.28
Band 50                                                             --                --              2.35
Band 25                                                             --                --              2.41
Band 0                                                         908,655           359,777              2.53
                                                       ---------------   ---------------
 Total                                                 $     5,364,051         2,424,405
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       332,915
Mortality & expense charges                                                                        (60,066)
                                                                                           ---------------
Net investment income (loss)                                                                       272,849
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           141,869
Realized gain distributions                                                                        106,941
Net change in unrealized appreciation (depreciation)                                              (400,451)
                                                                                           ---------------
Net gain (loss)                                                                                   (151,641)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       121,208
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            272,849   $            339,453
Net realized gain (loss)                                                     141,869                136,803
Realized gain distributions                                                  106,941                     23
Net change in unrealized appreciation (depreciation)                        (400,451)              (171,397)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            121,208                304,882
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     994,053              1,362,257
Cost of units redeemed                                                    (2,873,780)            (1,740,404)
Account charges                                                               (1,233)                (1,671)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,880,960)              (379,818)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,759,752)               (74,936)
Net assets, beginning                                                      7,123,803              7,198,739
                                                                --------------------   --------------------
Net assets, ending                                              $          5,364,051   $          7,123,803
                                                                ====================   ====================

Units sold                                                                   450,130                835,901
Units redeemed                                                            (1,338,065)            (1,015,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (887,935)              (180,040)
Units outstanding, beginning                                               3,312,340              3,492,380
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,424,405              3,312,340
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,228,420
Cost of units redeemed/account charges                                                          (13,236,152)
Net investment income (loss)                                                                      2,804,535
Net realized gain (loss)                                                                           (488,033)
Realized gain distributions                                                                         117,894
Net change in unrealized appreciation (depreciation)                                                (62,613)
                                                                                       --------------------
Net assets                                                                             $          5,364,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.16             2,065   $         4,455              1.25%              1.8%
12/31/2013                        2.12             3,007             6,375              1.25%              4.2%
12/31/2012                        2.03             3,169             6,448              1.25%             12.9%
12/31/2011                        1.80             3,680             6,634              1.25%              2.5%
12/31/2010                        1.76             3,640             6,403              1.25%             12.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.22                 0   $             0              1.00%              2.0%
12/31/2013                        2.18                 0                 0              1.00%              4.5%
12/31/2012                        2.08                 0                 0              1.00%             13.2%
12/31/2011                        1.84                 0                 0              1.00%              2.7%
12/31/2010                        1.79                 0                 0              1.00%             12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.75%              2.3%
12/31/2013                        2.23                 0                 0              0.75%              4.7%
12/31/2012                        2.13                 0                 0              0.75%             13.4%
12/31/2011                        1.88                 0                 0              0.75%              3.0%
12/31/2010                        1.82                 0                 0              0.75%             13.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35                 0   $             0              0.50%              2.5%
12/31/2013                        2.29                 0                 0              0.50%              5.0%
12/31/2012                        2.18                 0                 0              0.50%             13.7%
12/31/2011                        1.92                 0                 0              0.50%              3.2%
12/31/2010                        1.86                 0                 0              0.50%             13.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.41                 0   $             0              0.25%              2.8%
12/31/2013                        2.35                 0                 0              0.25%              5.3%
12/31/2012                        2.23                 0                 0              0.25%             14.0%
12/31/2011                        1.96                 0                 0              0.25%              3.5%
12/31/2010                        1.89                 0                 0              0.25%             13.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.53               360   $           909              0.00%              3.1%
12/31/2013                        2.45               306               749              0.00%              5.5%
12/31/2012                        2.32               323               751              0.00%             14.3%
12/31/2011                        2.03               269               547              0.00%              3.8%
12/31/2010                        1.96               235               461              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.3%
      2013          5.9%
      2012          6.0%
      2011          7.1%
      2010          7.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIMCO HIGH YIELD R CLASS - 72200Q794

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,994,499   $     3,064,714           333,067
                                                                         ===============   ===============
Receivables: investments sold                                   49,733
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,044,232
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,176,995         1,184,784   $          1.84
Band 100                                                       293,665           155,388              1.89
Band 75                                                             --                --              1.94
Band 50                                                        382,746           191,445              2.00
Band 25                                                             --                --              2.06
Band 0                                                         190,826            90,185              2.12
                                                       ---------------   ---------------
 Total                                                 $     3,044,232         1,621,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       172,039
Mortality & expense charges                                                                        (32,390)
                                                                                           ---------------
Net investment income (loss)                                                                       139,649
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            36,299
Realized gain distributions                                                                         59,660
Net change in unrealized appreciation (depreciation)                                              (184,645)
                                                                                           ---------------
Net gain (loss)                                                                                    (88,686)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        50,963
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            139,649   $            122,828
Net realized gain (loss)                                                      36,299                 41,986
Realized gain distributions                                                   59,660                      9
Net change in unrealized appreciation (depreciation)                        (184,645)               (49,415)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             50,963                115,408
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,009,814                668,795
Cost of units redeemed                                                    (1,001,264)              (679,485)
Account charges                                                               (1,426)                (1,181)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,124                (11,871)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,087                103,537
Net assets, beginning                                                      2,986,145              2,882,608
                                                                --------------------   --------------------
Net assets, ending                                              $          3,044,232   $          2,986,145
                                                                ====================   ====================

Units sold                                                                   679,892                471,415
Units redeemed                                                              (676,432)              (479,423)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,460                 (8,008)
Units outstanding, beginning                                               1,618,342              1,626,350
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,621,802              1,618,342
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,682,279
Cost of units redeemed/account charges                                                           (4,557,583)
Net investment income (loss)                                                                        883,940
Net realized gain (loss)                                                                             42,131
Realized gain distributions                                                                          63,680
Net change in unrealized appreciation (depreciation)                                                (70,215)
                                                                                       --------------------
Net assets                                                                             $          3,044,232
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84             1,185   $         2,177              1.25%              1.4%
12/31/2013                        1.81             1,302             2,359              1.25%              3.8%
12/31/2012                        1.74             1,306             2,279              1.25%             12.5%
12/31/2011                        1.55             1,375             2,132              1.25%              2.1%
12/31/2010                        1.52             1,246             1,892              1.25%             12.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89               155   $           294              1.00%              1.7%
12/31/2013                        1.86                 5                10              1.00%              4.1%
12/31/2012                        1.79                26                47              1.00%             12.8%
12/31/2011                        1.58                25                39              1.00%              2.4%
12/31/2010                        1.55                22                35              1.00%             12.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%              1.9%
12/31/2013                        1.91                 0                 0              0.75%              4.4%
12/31/2012                        1.83                 0                 0              0.75%             13.0%
12/31/2011                        1.62                 0                 0              0.75%              2.6%
12/31/2010                        1.57                 0                 0              0.75%             12.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00               191   $           383              0.50%              2.2%
12/31/2013                        1.96               225               439              0.50%              4.6%
12/31/2012                        1.87               211               394              0.50%             13.3%
12/31/2011                        1.65               191               315              0.50%              2.9%
12/31/2010                        1.60               150               240              0.50%             13.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06                 0   $             0              0.25%              2.4%
12/31/2013                        2.01                 0                 0              0.25%              4.9%
12/31/2012                        1.91                 0                 0              0.25%             13.6%
12/31/2011                        1.68                 0                 0              0.25%              3.1%
12/31/2010                        1.63                 0                 0              0.25%             13.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.12                90   $           191              0.00%              2.7%
12/31/2013                        2.06                87               179              0.00%              5.1%
12/31/2012                        1.96                83               163              0.00%             13.9%
12/31/2011                        1.72                63               109              0.00%              3.4%
12/31/2010                        1.66                40                66              0.00%             13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.7%
      2013          5.2%
      2012          5.8%
      2011          7.0%
      2010          7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2015 FUND A CLASS - 01900A643 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.25%              0.8%
12/31/2013                        1.08                 0                 0              1.25%              1.8%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              1.1%
12/31/2013                        1.08                 0                 0              1.00%              2.1%
12/31/2012                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.75%              1.3%
12/31/2013                        1.09                 0                 0              0.75%              2.4%
12/31/2012                        1.06                 0                 0              0.75%              6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.50%              1.6%
12/31/2013                        1.09                 0                 0              0.50%              2.6%
12/31/2012                        1.06                 0                 0              0.50%              6.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%              1.8%
12/31/2013                        1.10                 0                 0              0.25%              2.9%
12/31/2012                        1.06                 0                 0              0.25%              6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.00%              2.1%
12/31/2013                        1.10                 0                 0              0.00%              3.1%
12/31/2012                        1.07                 0                 0              0.00%              6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIMCO INCOME FUND R CLASS - 72201F441

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       413,626   $       424,034            33,006
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,661)
                                                       ---------------
Net assets                                             $       406,965
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       406,965           367,485   $          1.11
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ===============
 Total                                                 $       406,965           367,485
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        37,097
Mortality & expense charges                                                                         (8,862)
                                                                                           ---------------
Net investment income (loss)                                                                        28,235
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,182
Realized gain distributions                                                                            941
Net change in unrealized appreciation (depreciation)                                                (2,979)
                                                                                           ---------------
Net gain (loss)                                                                                     11,144
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        39,379
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             28,235   $             14,059
Net realized gain (loss)                                                      13,182                 (3,291)
Realized gain distributions                                                      941                  1,391
Net change in unrealized appreciation (depreciation)                          (2,979)                (7,429)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,379                  4,730
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     464,540              1,077,898
Cost of units redeemed                                                    (1,076,573)              (102,712)
Account charges                                                                 (226)                   (71)
                                                                --------------------   --------------------
Increase (decrease)                                                         (612,259)               975,115
                                                                --------------------   --------------------
Net increase (decrease)                                                     (572,880)               979,845
Net assets, beginning                                                        979,845                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            406,965   $            979,845
                                                                ====================   ====================

Units sold                                                                   431,056              1,031,451
Units redeemed                                                              (994,828)              (100,194)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (563,772)               931,257
Units outstanding, beginning                                                 931,257                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    367,485                931,257
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,542,438
Cost of units redeemed/account charges                                                           (1,179,582)
Net investment income (loss)                                                                         42,294
Net realized gain (loss)                                                                              9,891
Realized gain distributions                                                                           2,332
Net change in unrealized appreciation (depreciation)                                                (10,408)
                                                                                       --------------------
Net assets                                                                             $            406,965
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11               367   $           407              1.25%              5.3%
12/31/2013                        1.05               931               980              1.25%              2.9%
12/31/2012                        1.02                 0                 0              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              1.00%              5.5%
12/31/2013                        1.06                 0                 0              1.00%              3.2%
12/31/2012                        1.02                 0                 0              1.00%              2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              5.8%
12/31/2013                        1.06                 0                 0              0.75%              3.5%
12/31/2012                        1.02                 0                 0              0.75%              2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              6.0%
12/31/2013                        1.06                 0                 0              0.50%              3.7%
12/31/2012                        1.02                 0                 0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.25%              6.3%
12/31/2013                        1.06                 0                 0              0.25%              4.0%
12/31/2012                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.00%              6.6%
12/31/2013                        1.07                 0                 0              0.00%              4.2%
12/31/2012                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.3%
      2013          3.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2020 FUND ADMINISTRATIVE CLASS - 01900A494

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       535,307   $       542,042            28,457
                                                                         ===============   ===============
Receivables: investments sold                                    2,259
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       537,566
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       537,566           490,391   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       537,566           490,391
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        15,116
Mortality & expense charges                                                                         (6,659)
                                                                                           ---------------
Net investment income (loss)                                                                         8,457
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,155
Realized gain distributions                                                                          1,672
Net change in unrealized appreciation (depreciation)                                                (8,946)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,119)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,338
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,457   $              4,262
Net realized gain (loss)                                                       1,155                     (9)
Realized gain distributions                                                    1,672                     66
Net change in unrealized appreciation (depreciation)                          (8,946)                 2,211
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,338                  6,530
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      58,150                557,910
Cost of units redeemed                                                       (61,057)               (25,908)
Account charges                                                                 (277)                  (120)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,184)               531,882
                                                                --------------------   --------------------
Net increase (decrease)                                                         (846)               538,412
Net assets, beginning                                                        538,412                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            537,566   $            538,412
                                                                ====================   ====================

Units sold                                                                    54,330                518,476
Units redeemed                                                               (57,838)               (24,577)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,508)               493,899
Units outstanding, beginning                                                 493,899                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    490,391                493,899
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            616,060
Cost of units redeemed/account charges                                                              (87,362)
Net investment income (loss)                                                                         12,719
Net realized gain (loss)                                                                              1,146
Realized gain distributions                                                                           1,738
Net change in unrealized appreciation (depreciation)                                                 (6,735)
                                                                                       --------------------
Net assets                                                                             $            537,566
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10               490   $           538              1.25%              0.6%
12/31/2013                        1.09               494               538              1.25%              2.6%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              0.8%
12/31/2013                        1.09                 0                 0              1.00%              2.8%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              1.1%
12/31/2013                        1.10                 0                 0              0.75%              3.1%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              1.3%
12/31/2013                        1.10                 0                 0              0.50%              3.3%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.25%              1.6%
12/31/2013                        1.11                 0                 0              0.25%              3.6%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.00%              1.8%
12/31/2013                        1.11                 0                 0              0.00%              3.9%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          3.8%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO INCOME FUND ADMIN CLASS - 72201F482

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,458,490   $     2,486,531           199,912
                                                                         ===============   ===============
Receivables: investments sold                                    6,432
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,464,922
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,464,922         2,208,670   $          1.12
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $     2,464,922         2,208,670
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       114,076
Mortality & expense charges                                                                        (23,099)
                                                                                           ---------------
Net investment income (loss)                                                                        90,977
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,994
Realized gain distributions                                                                          5,463
Net change in unrealized appreciation (depreciation)                                               (29,168)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,711)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        83,266
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             90,977   $              5,065
Net realized gain (loss)                                                      15,994                   (130)
Realized gain distributions                                                    5,463                    419
Net change in unrealized appreciation (depreciation)                         (29,168)                 1,127
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             83,266                  6,481
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,557,759                373,710
Cost of units redeemed                                                      (483,251)               (72,719)
Account charges                                                                 (286)                   (38)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,074,222                300,953
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,157,488                307,434
Net assets, beginning                                                        307,434                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,464,922   $            307,434
                                                                ====================   ====================

Units sold                                                                 2,348,914                361,209
Units redeemed                                                              (431,253)               (70,200)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,917,661                291,009
Units outstanding, beginning                                                 291,009                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,208,670                291,009
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,931,469
Cost of units redeemed/account charges                                                             (556,294)
Net investment income (loss)                                                                         96,042
Net realized gain (loss)                                                                             15,864
Realized gain distributions                                                                           5,882
Net change in unrealized appreciation (depreciation)                                                (28,041)
                                                                                       --------------------
Net assets                                                                             $          2,464,922
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12             2,209   $         2,465              1.25%              5.6%
12/31/2013                        1.06               291               307              1.25%              3.3%
12/31/2012                        1.02                 0                 0              1.25%              2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%              5.9%
12/31/2013                        1.06                 0                 0              1.00%              3.6%
12/31/2012                        1.02                 0                 0              1.00%              2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%              6.2%
12/31/2013                        1.06                 0                 0              0.75%              3.8%
12/31/2012                        1.02                 0                 0              0.75%              2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              6.4%
12/31/2013                        1.07                 0                 0              0.50%              4.1%
12/31/2012                        1.02                 0                 0              0.50%              2.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              6.7%
12/31/2013                        1.07                 0                 0              0.25%              4.3%
12/31/2012                        1.02                 0                 0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%              7.0%
12/31/2013                        1.07                 0                 0              0.00%              4.6%
12/31/2012                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          8.2%
      2013          4.3%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2020 FUND A CLASS - 01900A569 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.25%              0.4%
12/31/2013                        1.09                 0                 0              1.25%              2.6%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              0.7%
12/31/2013                        1.09                 0                 0              1.00%              2.9%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              1.0%
12/31/2013                        1.10                 0                 0              0.75%              3.2%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.50%              1.2%
12/31/2013                        1.10                 0                 0              0.50%              3.4%
12/31/2012                        1.07                 0                 0              0.50%              6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.25%              1.5%
12/31/2013                        1.11                 0                 0              0.25%              3.7%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.00%              1.7%
12/31/2013                        1.11                 0                 0              0.00%              3.9%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIMCO REAL RETURN FUND ADMIN CLASS - 693391112

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,507,483   $     6,950,233           597,414
                                                                         ===============   ===============
Receivables: investments sold                                   16,279
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,523,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,291,540         5,629,364   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                         232,222           196,175              1.18
                                                       ---------------   ---------------
 Total                                                 $     6,523,762         5,825,539
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       220,508
Mortality & expense charges                                                                        (73,360)
                                                                                           ---------------
Net investment income (loss)                                                                       147,148
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (40,920)
Realized gain distributions                                                                          1,997
Net change in unrealized appreciation (depreciation)                                               (32,596)
                                                                                           ---------------
Net gain (loss)                                                                                    (71,519)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        75,629
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            147,148   $            (15,393)
Net realized gain (loss)                                                     (40,920)              (119,032)
Realized gain distributions                                                    1,997                 28,980
Net change in unrealized appreciation (depreciation)                         (32,596)              (431,404)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             75,629               (536,849)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,634,652              6,386,627
Cost of units redeemed                                                    (1,456,701)            (3,605,812)
Account charges                                                               (3,053)                (5,930)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,174,898              2,774,885
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,250,527              2,238,036
Net assets, beginning                                                      5,273,235              3,035,199
                                                                --------------------   --------------------
Net assets, ending                                              $          6,523,762   $          5,273,235
                                                                ====================   ====================

Units sold                                                                 2,408,380              5,492,660
Units redeemed                                                            (1,389,656)            (3,164,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,018,724              2,327,904
Units outstanding, beginning                                               4,806,815              2,478,911
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,825,539              4,806,815
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         12,395,055
Cost of units redeemed/account charges                                                           (5,553,387)
Net investment income (loss)                                                                        167,540
Net realized gain (loss)                                                                           (156,168)
Realized gain distributions                                                                         113,472
Net change in unrealized appreciation (depreciation)                                               (442,750)
                                                                                       --------------------
Net assets                                                                             $          6,523,762
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12             5,629   $         6,292              1.25%              1.9%
12/31/2013                        1.10             4,807             5,273              1.25%            -10.4%
12/31/2012                        1.22             2,479             3,035              1.25%              7.6%
12/31/2011                        1.14               595               677              1.25%              9.9%
12/31/2010                        1.03                 2                 2              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              2.1%
12/31/2013                        1.11                 0                 0              1.00%            -10.2%
12/31/2012                        1.23                 0                 0              1.00%              7.9%
12/31/2011                        1.14                 0                 0              1.00%             10.2%
12/31/2010                        1.04                 0                 0              1.00%              3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%              2.4%
12/31/2013                        1.12                 0                 0              0.75%            -10.0%
12/31/2012                        1.24                 0                 0              0.75%              8.2%
12/31/2011                        1.15                 0                 0              0.75%             10.5%
12/31/2010                        1.04                 0                 0              0.75%              3.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%              2.6%
12/31/2013                        1.13                 0                 0              0.50%             -9.7%
12/31/2012                        1.25                 0                 0              0.50%              8.4%
12/31/2011                        1.15                 0                 0              0.50%             10.8%
12/31/2010                        1.04                 0                 0              0.50%              3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              2.9%
12/31/2013                        1.14                 0                 0              0.25%             -9.5%
12/31/2012                        1.26                 0                 0              0.25%              8.7%
12/31/2011                        1.16                 0                 0              0.25%             11.0%
12/31/2010                        1.04                 0                 0              0.25%              4.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18               196   $           232              0.00%              3.2%
12/31/2013                        1.15                 0                 0              0.00%             -9.3%
12/31/2012                        1.26                 0                 0              0.00%              9.0%
12/31/2011                        1.16                 0                 0              0.00%             11.3%
12/31/2010                        1.04                 0                 0              0.00%              4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.7%
      2013          1.0%
      2012          3.2%
      2011          1.7%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2025 FUND ADMINISTRATIVE CLASS - 01880B827

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       108,870   $       110,458             6,635
                                                                         ===============   ===============
Receivables: investments sold                                    1,021
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       109,891
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       109,891            99,092   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $       109,891            99,092
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,221
Mortality & expense charges                                                                         (2,452)
                                                                                           ---------------
Net investment income (loss)                                                                           769
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,711
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (5,751)
                                                                                           ---------------
Net gain (loss)                                                                                      4,960
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,729
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                769   $              2,582
Net realized gain (loss)                                                      10,711                 (2,061)
Realized gain distributions                                                       --                     28
Net change in unrealized appreciation (depreciation)                          (5,751)                 4,163
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,729                  4,712
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      37,371                439,145
Cost of units redeemed                                                      (297,717)               (78,930)
Account charges                                                                 (235)                  (184)
                                                                --------------------   --------------------
Increase (decrease)                                                         (260,581)               360,031
                                                                --------------------   --------------------
Net increase (decrease)                                                     (254,852)               364,743
Net assets, beginning                                                        364,743                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            109,891   $            364,743
                                                                ====================   ====================

Units sold                                                                    37,502                405,719
Units redeemed                                                              (268,684)               (75,445)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (231,182)               330,274
Units outstanding, beginning                                                 330,274                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     99,092                330,274
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            476,516
Cost of units redeemed/account charges                                                             (377,066)
Net investment income (loss)                                                                          3,351
Net realized gain (loss)                                                                              8,650
Realized gain distributions                                                                              28
Net change in unrealized appreciation (depreciation)                                                 (1,588)
                                                                                       --------------------
Net assets                                                                             $            109,891
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                99   $           110              1.25%              0.4%
12/31/2013                        1.10               330               365              1.25%              3.6%
12/31/2012                        1.07                 0                 0              1.25%              6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%              0.7%
12/31/2013                        1.11                 0                 0              1.00%              3.8%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              0.9%
12/31/2013                        1.11                 0                 0              0.75%              4.1%
12/31/2012                        1.07                 0                 0              0.75%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              1.2%
12/31/2013                        1.12                 0                 0              0.50%              4.3%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              1.4%
12/31/2013                        1.12                 0                 0              0.25%              4.6%
12/31/2012                        1.07                 0                 0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%              1.7%
12/31/2013                        1.13                 0                 0              0.00%              4.9%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          3.7%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIMCO REAL RETURN FUND R CLASS - 72200Q760

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,445,408   $     2,606,888           198,732
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (275,250)
                                                       ---------------
Net assets                                             $     2,170,158
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,762,338         1,606,781   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                         407,820           351,072              1.16
                                                       ---------------   ---------------
 Total                                                 $     2,170,158         1,957,853
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        68,086
Mortality & expense charges                                                                        (19,023)
                                                                                           ---------------
Net investment income (loss)                                                                        49,063
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (19,446)
Realized gain distributions                                                                            742
Net change in unrealized appreciation (depreciation)                                               (33,009)
                                                                                           ---------------
Net gain (loss)                                                                                    (51,713)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,650)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,063   $             (9,545)
Net realized gain (loss)                                                     (19,446)               (34,685)
Realized gain distributions                                                      742                  7,231
Net change in unrealized appreciation (depreciation)                         (33,009)              (124,848)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,650)              (161,847)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,533,102              1,177,407
Cost of units redeemed                                                      (657,058)              (652,671)
Account charges                                                               (1,114)                (1,475)
                                                                --------------------   --------------------
Increase (decrease)                                                          874,930                523,261
                                                                --------------------   --------------------
Net increase (decrease)                                                      872,280                361,414
Net assets, beginning                                                      1,297,878                936,464
                                                                --------------------   --------------------
Net assets, ending                                              $          2,170,158   $          1,297,878
                                                                ====================   ====================

Units sold                                                                 1,352,048              1,118,683
Units redeemed                                                              (594,942)              (691,085)
                                                                --------------------   --------------------
Net increase (decrease)                                                      757,106                427,598
Units outstanding, beginning                                               1,200,747                773,149
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,957,853              1,200,747
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,542,472
Cost of units redeemed/account charges                                                           (2,258,526)
Net investment income (loss)                                                                         48,502
Net realized gain (loss)                                                                            (35,550)
Realized gain distributions                                                                          34,740
Net change in unrealized appreciation (depreciation)                                               (161,480)
                                                                                       --------------------
Net assets                                                                             $          2,170,158
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10             1,607   $         1,762              1.25%              1.5%
12/31/2013                        1.08             1,201             1,298              1.25%            -10.8%
12/31/2012                        1.21               773               936              1.25%              7.2%
12/31/2011                        1.13               209               236              1.25%              9.5%
12/31/2010                        1.03                 0                 0              1.25%              3.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              1.00%              1.7%
12/31/2013                        1.09                 0                 0              1.00%            -10.5%
12/31/2012                        1.22                 0                 0              1.00%              7.5%
12/31/2011                        1.13                 0                 0              1.00%              9.8%
12/31/2010                        1.03                 0                 0              1.00%              3.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              2.0%
12/31/2013                        1.10                 0                 0              0.75%            -10.3%
12/31/2012                        1.23                 0                 0              0.75%              7.7%
12/31/2011                        1.14                 0                 0              0.75%             10.0%
12/31/2010                        1.04                 0                 0              0.75%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              2.2%
12/31/2013                        1.11                 0                 0              0.50%            -10.1%
12/31/2012                        1.24                 0                 0              0.50%              8.0%
12/31/2011                        1.14                 0                 0              0.50%             10.3%
12/31/2010                        1.04                 0                 0              0.50%              3.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              2.5%
12/31/2013                        1.12                 0                 0              0.25%             -9.9%
12/31/2012                        1.24                 0                 0              0.25%              8.3%
12/31/2011                        1.15                 0                 0              0.25%             10.6%
12/31/2010                        1.04                 0                 0              0.25%              3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16               351   $           408              0.00%              2.7%
12/31/2013                        1.13                 0                 0              0.00%             -9.6%
12/31/2012                        1.25                 0                 0              0.00%              8.6%
12/31/2011                        1.15                 0                 0              0.00%             10.9%
12/31/2010                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.9%
      2013          0.6%
      2012          2.2%
      2011          3.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIMCO TOTAL RETURN FUND ADMIN CLASS - 693390726

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    50,089,830   $    51,831,925         4,703,580
                                                                         ===============   ===============
Receivables: investments sold                                   50,341
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    50,140,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    48,169,531        32,531,748   $          1.48
Band 100                                                        13,374             8,862              1.51
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.60
Band 0                                                       1,957,266         1,202,015              1.63
                                                       ---------------   ---------------
 Total                                                 $    50,140,171        33,742,625
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     2,091,154
Mortality & expense charges                                                                       (719,912)
                                                                                           ---------------
Net investment income (loss)                                                                     1,371,242
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        (1,044,808)
Realized gain distributions                                                                        386,788
Net change in unrealized appreciation (depreciation)                                             1,338,231
                                                                                           ---------------
Net gain (loss)                                                                                    680,211
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,051,453
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,371,242   $            795,188
Net realized gain (loss)                                                  (1,044,808)              (213,272)
Realized gain distributions                                                  386,788                547,282
Net change in unrealized appreciation (depreciation)                       1,338,231             (4,225,508)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,051,453             (3,096,310)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,384,901             35,243,801
Cost of units redeemed                                                   (50,397,048)           (29,010,151)
Account charges                                                              (33,396)              (105,914)
                                                                --------------------   --------------------
Increase (decrease)                                                      (38,045,543)             6,127,736
                                                                --------------------   --------------------
Net increase (decrease)                                                  (35,994,090)             3,031,426
Net assets, beginning                                                     86,134,261             83,102,835
                                                                --------------------   --------------------
Net assets, ending                                              $         50,140,171   $         86,134,261
                                                                ====================   ====================

Units sold                                                                 9,286,560             24,484,883
Units redeemed                                                           (35,432,088)           (20,418,929)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (26,145,528)             4,065,954
Units outstanding, beginning                                              59,888,153             55,822,199
                                                                --------------------   --------------------
Units outstanding, ending                                                 33,742,625             59,888,153
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        168,123,246
Cost of units redeemed/account charges                                                         (127,773,514)
Net investment income (loss)                                                                      6,813,001
Net realized gain (loss)                                                                           (375,151)
Realized gain distributions                                                                       5,094,684
Net change in unrealized appreciation (depreciation)                                             (1,742,095)
                                                                                       --------------------
Net assets                                                                             $         50,140,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48            32,532   $        48,170              1.25%              3.1%
12/31/2013                        1.44            58,633            84,177              1.25%             -3.4%
12/31/2012                        1.49            54,381            80,806              1.25%              8.7%
12/31/2011                        1.37            43,049            58,835              1.25%              2.6%
12/31/2010                        1.33            30,193            40,209              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 9   $            13              1.00%              3.4%
12/31/2013                        1.46                 9                13              1.00%             -3.1%
12/31/2012                        1.51                 9                13              1.00%              9.0%
12/31/2011                        1.38                 0                 0              1.00%              2.9%
12/31/2010                        1.34                 0                 0              1.00%              7.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.75%              3.7%
12/31/2013                        1.48                 0                 0              0.75%             -2.9%
12/31/2012                        1.53                 0                 0              0.75%              9.3%
12/31/2011                        1.40                 0                 0              0.75%              3.1%
12/31/2010                        1.36                 0                 0              0.75%              7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.50%              3.9%
12/31/2013                        1.51                 0                 0              0.50%             -2.7%
12/31/2012                        1.55                 0                 0              0.50%              9.5%
12/31/2011                        1.41                 0                 0              0.50%              3.4%
12/31/2010                        1.37                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              4.2%
12/31/2013                        1.53                 0                 0              0.25%             -2.4%
12/31/2012                        1.57                 0                 0              0.25%              9.8%
12/31/2011                        1.43                 0                 0              0.25%              3.7%
12/31/2010                        1.38                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63             1,202   $         1,957              0.00%              4.4%
12/31/2013                        1.56             1,247             1,944              0.00%             -2.2%
12/31/2012                        1.59             1,433             2,283              0.00%             10.1%
12/31/2011                        1.45             1,341             1,941              0.00%              3.9%
12/31/2010                        1.39             1,369             1,907              0.00%              8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          2.1%
      2012          3.9%
      2011          3.7%
      2010          2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIMCO TOTAL RETURN FUND R CLASS - 72200Q851

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,515,976   $    28,560,703         2,589,432
                                                                         ===============   ===============
Receivables: investments sold                                   87,375
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    27,603,351
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    23,717,796        15,368,712   $          1.54
Band 100                                                     1,493,353           940,853              1.59
Band 75                                                             --                --              1.63
Band 50                                                        116,518            69,397              1.68
Band 25                                                             --                --              1.73
Band 0                                                       2,275,684         1,280,647              1.78
                                                       ---------------   ---------------
 Total                                                 $    27,603,351        17,659,609
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       969,167
Mortality & expense charges                                                                       (332,985)
                                                                                           ---------------
Net investment income (loss)                                                                       636,182
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (433,392)
Realized gain distributions                                                                        210,470
Net change in unrealized appreciation (depreciation)                                               453,663
                                                                                           ---------------
Net gain (loss)                                                                                    230,741
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       866,923
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            636,182   $            243,100
Net realized gain (loss)                                                    (433,392)              (130,574)
Realized gain distributions                                                  210,470                238,286
Net change in unrealized appreciation (depreciation)                         453,663             (1,852,094)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            866,923             (1,501,282)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,050,568             13,250,944
Cost of units redeemed                                                   (18,434,080)           (14,140,029)
Account charges                                                              (23,382)               (32,483)
                                                                --------------------   --------------------
Increase (decrease)                                                       (9,406,894)              (921,568)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,539,971)            (2,422,850)
Net assets, beginning                                                     36,143,322             38,566,172
                                                                --------------------   --------------------
Net assets, ending                                              $         27,603,351   $         36,143,322
                                                                ====================   ====================

Units sold                                                                 6,624,709              9,390,141
Units redeemed                                                           (12,802,453)           (10,037,625)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,177,744)              (647,484)
Units outstanding, beginning                                              23,837,353             24,484,837
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,659,609             23,837,353
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         98,562,803
Cost of units redeemed/account charges                                                          (75,881,394)
Net investment income (loss)                                                                      3,212,930
Net realized gain (loss)                                                                             57,060
Realized gain distributions                                                                       2,696,679
Net change in unrealized appreciation (depreciation)                                             (1,044,727)
                                                                                       --------------------
Net assets                                                                             $         27,603,351
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54            15,369   $        23,718              1.25%              2.7%
12/31/2013                        1.50            22,155            33,280              1.25%             -3.8%
12/31/2012                        1.56            22,594            35,266              1.25%              8.3%
12/31/2011                        1.44            18,591            26,793              1.25%              2.2%
12/31/2010                        1.41            14,234            20,069              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59               941   $         1,493              1.00%              3.0%
12/31/2013                        1.54                33                51              1.00%             -3.5%
12/31/2012                        1.60                56                90              1.00%              8.6%
12/31/2011                        1.47                50                74              1.00%              2.5%
12/31/2010                        1.44                86               124              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.75%              3.2%
12/31/2013                        1.58                 0                 0              0.75%             -3.3%
12/31/2012                        1.63                 0                 0              0.75%              8.9%
12/31/2011                        1.50                 0                 0              0.75%              2.7%
12/31/2010                        1.46                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                69   $           117              0.50%              3.5%
12/31/2013                        1.62                68               110              0.50%             -3.0%
12/31/2012                        1.67                64               106              0.50%              9.1%
12/31/2011                        1.53                63                96              0.50%              3.0%
12/31/2010                        1.49                13                20              0.50%              7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.25%              3.8%
12/31/2013                        1.66                 0                 0              0.25%             -2.8%
12/31/2012                        1.71                 0                 0              0.25%              9.4%
12/31/2011                        1.56                 0                 0              0.25%              3.2%
12/31/2010                        1.52                 0                 0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78             1,281   $         2,276              0.00%              4.0%
12/31/2013                        1.71             1,582             2,702              0.00%             -2.5%
12/31/2012                        1.75             1,771             3,104              0.00%              9.7%
12/31/2011                        1.60             1,037             1,657              0.00%              3.5%
12/31/2010                        1.54               474               732              0.00%              8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.0%
      2013          1.8%
      2012          3.6%
      2011          3.3%
      2010          2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         OAK RIDGE LARGE CAP GROWTH FUND Y CLASS - 46141P164 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.47
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.25%              7.8%
12/31/2013                        1.36                 0                 0              1.25%             31.7%
12/31/2012                        1.04                 0                 0              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              1.00%              8.1%
12/31/2013                        1.37                 0                 0              1.00%             32.0%
12/31/2012                        1.04                 0                 0              1.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              8.4%
12/31/2013                        1.37                 0                 0              0.75%             32.3%
12/31/2012                        1.04                 0                 0              0.75%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%              8.6%
12/31/2013                        1.37                 0                 0              0.50%             32.6%
12/31/2012                        1.04                 0                 0              0.50%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              8.9%
12/31/2013                        1.38                 0                 0              0.25%             33.0%
12/31/2012                        1.04                 0                 0              0.25%              3.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%              9.2%
12/31/2013                        1.38                 0                 0              0.00%             33.3%
12/31/2012                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OAK RIDGE LARGE CAP GROWTH FUND A CLASS - 46141P180

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        24,998   $        22,421             1,284
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (80)
                                                       ---------------
Net assets                                             $        24,918
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         7,094             4,837   $          1.47
Band 100                                                        17,824            12,088              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $        24,918            16,925
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (56)
                                                                                           ---------------
Net investment income (loss)                                                                           (56)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               118
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,577
                                                                                           ---------------
Net gain (loss)                                                                                      2,695
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,639
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (56)  $                 --
Net realized gain (loss)                                                         118                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,577                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,639                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,546                     --
Cost of units redeemed                                                        (3,267)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           22,279                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,918                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             24,918   $                 --
                                                                ====================   ====================

Units sold                                                                    19,300                     --
Units redeemed                                                                (2,375)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,925                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,925                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             25,546
Cost of units redeemed/account charges                                                               (3,267)
Net investment income (loss)                                                                            (56)
Net realized gain (loss)                                                                                118
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,577
                                                                                       --------------------
Net assets                                                                             $             24,918
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 5   $             7              1.25%              7.7%
12/31/2013                        1.36                 0                 0              1.25%             31.7%
12/31/2012                        1.03                 0                 0              1.25%              3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                12   $            18              1.00%              8.0%
12/31/2013                        1.37                 0                 0              1.00%             32.0%
12/31/2012                        1.03                 0                 0              1.00%              3.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              8.2%
12/31/2013                        1.37                 0                 0              0.75%             32.4%
12/31/2012                        1.03                 0                 0              0.75%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%              8.5%
12/31/2013                        1.37                 0                 0              0.50%             32.7%
12/31/2012                        1.04                 0                 0              0.50%              3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              8.8%
12/31/2013                        1.38                 0                 0              0.25%             33.0%
12/31/2012                        1.04                 0                 0              0.25%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%              9.1%
12/31/2013                        1.38                 0                 0              0.00%             33.4%
12/31/2012                        1.04                 0                 0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OAK RIDGE SMALL CAP GROWTH FUND A CLASS - 46141P123

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       296,872   $       284,325             7,766
                                                                         ===============   ===============
Receivables: investments sold                                       38
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       296,910
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       296,910           195,761   $          1.52
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $       296,910           195,761
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,557)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,457
Realized gain distributions                                                                         18,799
Net change in unrealized appreciation (depreciation)                                               (25,030)
                                                                                           ---------------
Net gain (loss)                                                                                      8,226
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,669
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,557)  $             (2,732)
Net realized gain (loss)                                                      14,457                 14,333
Realized gain distributions                                                   18,799                 15,099
Net change in unrealized appreciation (depreciation)                         (25,030)                37,569
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,669                 64,269
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     135,529                326,853
Cost of units redeemed                                                      (127,127)              (106,441)
Account charges                                                                 (778)                  (681)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,624                219,731
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,293                284,000
Net assets, beginning                                                        284,617                    617
                                                                --------------------   --------------------
Net assets, ending                                              $            296,910   $            284,617
                                                                ====================   ====================

Units sold                                                                    92,200                357,988
Units redeemed                                                               (89,016)              (165,984)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,184                192,004
Units outstanding, beginning                                                 192,577                    573
                                                                --------------------   --------------------
Units outstanding, ending                                                    195,761                192,577
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            462,991
Cost of units redeemed/account charges                                                             (235,027)
Net investment income (loss)                                                                         (6,289)
Net realized gain (loss)                                                                             28,790
Realized gain distributions                                                                          33,898
Net change in unrealized appreciation (depreciation)                                                 12,547
                                                                                       --------------------
Net assets                                                                             $            296,910
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52               196   $           297              1.25%              2.6%
12/31/2013                        1.48               193               285              1.25%             37.3%
12/31/2012                        1.08                 1                 1              1.25%              7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              2.9%
12/31/2013                        1.48                 0                 0              1.00%             37.6%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.75%              3.1%
12/31/2013                        1.49                 0                 0              0.75%             37.9%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              3.4%
12/31/2013                        1.50                 0                 0              0.50%             38.3%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              3.7%
12/31/2013                        1.50                 0                 0              0.25%             38.6%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.00%              3.9%
12/31/2013                        1.51                 0                 0              0.00%             39.0%
12/31/2012                        1.08                 0                 0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OAK RIDGE SMALL CAP GROWTH FUND Y CLASS - 46141P156

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,012,138   $     3,849,502           102,657
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,508)
                                                       ---------------
Net assets                                             $     4,003,630
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,003,630         2,614,624   $          1.53
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $     4,003,630         2,614,624
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (45,188)
                                                                                           ---------------
Net investment income (loss)                                                                       (45,188)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            81,265
Realized gain distributions                                                                        249,201
Net change in unrealized appreciation (depreciation)                                              (155,266)
                                                                                           ---------------
Net gain (loss)                                                                                    175,200
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       130,012
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (45,188)  $            (16,829)
Net realized gain (loss)                                                      81,265                  8,078
Realized gain distributions                                                  249,201                122,655
Net change in unrealized appreciation (depreciation)                        (155,266)               317,902
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            130,012                431,806
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,748,665              2,644,243
Cost of units redeemed                                                      (656,637)              (279,214)
Account charges                                                              (10,536)                (4,709)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,081,492              2,360,320
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,211,504              2,792,126
Net assets, beginning                                                      2,792,126                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,003,630   $          2,792,126
                                                                ====================   ====================

Units sold                                                                 1,195,398              2,072,887
Units redeemed                                                              (458,626)              (195,035)
                                                                --------------------   --------------------
Net increase (decrease)                                                      736,772              1,877,852
Units outstanding, beginning                                               1,877,852                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,614,624              1,877,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,392,908
Cost of units redeemed/account charges                                                             (951,096)
Net investment income (loss)                                                                        (62,017)
Net realized gain (loss)                                                                             89,343
Realized gain distributions                                                                         371,856
Net change in unrealized appreciation (depreciation)                                                162,636
                                                                                       --------------------
Net assets                                                                             $          4,003,630
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53             2,615   $         4,004              1.25%              3.0%
12/31/2013                        1.49             1,878             2,792              1.25%             37.8%
12/31/2012                        1.08                 0                 0              1.25%              7.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%              3.2%
12/31/2013                        1.49                 0                 0              1.00%             38.2%
12/31/2012                        1.08                 0                 0              1.00%              8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%              3.5%
12/31/2013                        1.50                 0                 0              0.75%             38.5%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              3.8%
12/31/2013                        1.50                 0                 0              0.50%             38.9%
12/31/2012                        1.08                 0                 0              0.50%              8.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.25%              4.0%
12/31/2013                        1.51                 0                 0              0.25%             39.2%
12/31/2012                        1.09                 0                 0              0.25%              8.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.00%              4.3%
12/31/2013                        1.52                 0                 0              0.00%             39.6%
12/31/2012                        1.09                 0                 0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIONEER BOND FUND A CLASS - 723622106

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,922,111   $     6,887,195           714,381
                                                                         ===============   ===============
Receivables: investments sold                                   78,830
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,000,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,884,786         5,663,682   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                       1,116,155         1,046,068              1.07
                                                       ---------------   ---------------
 Total                                                 $     7,000,941         6,709,750
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       191,448
Mortality & expense charges                                                                        (61,553)
                                                                                           ---------------
Net investment income (loss)                                                                       129,895
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,995
Realized gain distributions                                                                         29,645
Net change in unrealized appreciation (depreciation)                                                37,730
                                                                                           ---------------
Net gain (loss)                                                                                     87,370
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       217,265
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            129,895   $              3,010
Net realized gain (loss)                                                      19,995                    223
Realized gain distributions                                                   29,645                     --
Net change in unrealized appreciation (depreciation)                          37,730                 (2,814)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            217,265                    419
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,304,109                410,558
Cost of units redeemed                                                    (1,835,424)               (62,349)
Account charges                                                              (33,593)                   (44)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,435,092                348,165
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,652,357                348,584
Net assets, beginning                                                        348,584                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          7,000,941   $            348,584
                                                                ====================   ====================

Units sold                                                                 9,605,359                409,994
Units redeemed                                                            (3,242,763)               (62,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,362,596                347,154
Units outstanding, beginning                                                 347,154                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,709,750                347,154
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          8,714,667
Cost of units redeemed/account charges                                                           (1,931,410)
Net investment income (loss)                                                                        132,905
Net realized gain (loss)                                                                             20,218
Realized gain distributions                                                                          29,645
Net change in unrealized appreciation (depreciation)                                                 34,916
                                                                                       --------------------
Net assets                                                                             $          7,000,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04             5,664   $         5,885              1.25%              4.6%
12/31/2013                        0.99                77                77              1.25%             -0.8%
12/31/2012                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              4.9%
12/31/2013                        1.00                 0                 0              1.00%             -0.5%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              5.1%
12/31/2013                        1.00                 0                 0              0.75%             -0.3%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.4%
12/31/2013                        1.00                 0                 0              0.50%              0.0%
12/31/2012                        1.00                 0                 0              0.50%              0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              5.7%
12/31/2013                        1.00                 0                 0              0.25%              0.2%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07             1,046   $         1,116              0.00%              5.9%
12/31/2013                        1.01               270               272              0.00%              0.5%
12/31/2012                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          5.2%
      2013          1.9%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIONEER BOND FUND Y CLASS - 723622403

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,306,914   $    17,209,850         1,795,483
                                                                         ===============   ===============
Receivables: investments sold                                  127,233
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,434,147
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,434,147        16,702,846   $          1.04
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $    17,434,147        16,702,846
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       641,621
Mortality & expense charges                                                                       (232,912)
                                                                                           ---------------
Net investment income (loss)                                                                       408,709
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           195,286
Realized gain distributions                                                                         70,001
Net change in unrealized appreciation (depreciation)                                               104,636
                                                                                           ---------------
Net gain (loss)                                                                                    369,923
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       778,632
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            408,709   $              7,367
Net realized gain (loss)                                                     195,286                 (3,883)
Realized gain distributions                                                   70,001                     --
Net change in unrealized appreciation (depreciation)                         104,636                 (7,572)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            778,632                 (4,088)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  28,952,106                410,167
Cost of units redeemed                                                   (12,503,764)              (121,580)
Account charges                                                              (77,254)                   (72)
                                                                --------------------   --------------------
Increase (decrease)                                                       16,371,088                288,515
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,149,720                284,427
Net assets, beginning                                                        284,427                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         17,434,147   $            284,427
                                                                ====================   ====================

Units sold                                                                28,721,857                409,583
Units redeemed                                                           (12,304,816)              (123,778)
                                                                --------------------   --------------------
Net increase (decrease)                                                   16,417,041                285,805
Units outstanding, beginning                                                 285,805                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,702,846                285,805
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         29,362,273
Cost of units redeemed/account charges                                                          (12,702,670)
Net investment income (loss)                                                                        416,076
Net realized gain (loss)                                                                            191,403
Realized gain distributions                                                                          70,001
Net change in unrealized appreciation (depreciation)                                                 97,064
                                                                                       --------------------
Net assets                                                                             $         17,434,147
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04            16,703   $        17,434              1.25%              4.9%
12/31/2013                        1.00               286               284              1.25%             -0.6%
12/31/2012                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              5.1%
12/31/2013                        1.00                 0                 0              1.00%             -0.3%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              5.4%
12/31/2013                        1.00                 0                 0              0.75%             -0.1%
12/31/2012                        1.00                 0                 0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.7%
12/31/2013                        1.00                 0                 0              0.50%              0.2%
12/31/2012                        1.00                 0                 0              0.50%              0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              5.9%
12/31/2013                        1.01                 0                 0              0.25%              0.4%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              6.2%
12/31/2013                        1.01                 0                 0              0.00%              0.7%
12/31/2012                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.2%
      2013          7.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIONEER BOND FUND R CLASS - 723622502

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,159,167   $     1,162,940           117,225
                                                                         ===============   ===============
Receivables: investments sold                                      190
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,159,357
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       844,305           588,302   $          1.44
Band 100                                                       315,052           214,314              1.47
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $     1,159,357           802,616
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        25,925
Mortality & expense charges                                                                        (10,642)
                                                                                           ---------------
Net investment income (loss)                                                                        15,283
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,277)
Realized gain distributions                                                                          4,833
Net change in unrealized appreciation (depreciation)                                                22,180
                                                                                           ---------------
Net gain (loss)                                                                                     20,736
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,019
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,283   $             26,069
Net realized gain (loss)                                                      (6,277)                29,503
Realized gain distributions                                                    4,833                     --
Net change in unrealized appreciation (depreciation)                          22,180                (74,037)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,019                (18,465)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     794,503                180,030
Cost of units redeemed                                                      (693,920)              (442,799)
Account charges                                                                 (483)                  (415)
                                                                --------------------   --------------------
Increase (decrease)                                                          100,100               (263,184)
                                                                --------------------   --------------------
Net increase (decrease)                                                      136,119               (281,649)
Net assets, beginning                                                      1,023,238              1,304,887
                                                                --------------------   --------------------
Net assets, ending                                              $          1,159,357   $          1,023,238
                                                                ====================   ====================

Units sold                                                                   671,799                542,697
Units redeemed                                                              (612,914)              (736,767)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,885               (194,070)
Units outstanding, beginning                                                 743,731                937,801
                                                                --------------------   --------------------
Units outstanding, ending                                                    802,616                743,731
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,173,965
Cost of units redeemed/account charges                                                           (3,272,996)
Net investment income (loss)                                                                        185,123
Net realized gain (loss)                                                                             59,828
Realized gain distributions                                                                          17,210
Net change in unrealized appreciation (depreciation)                                                 (3,773)
                                                                                       --------------------
Net assets                                                                             $          1,159,357
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               588   $           844              1.25%              4.3%
12/31/2013                        1.38               733             1,008              1.25%             -1.1%
12/31/2012                        1.39               927             1,290              1.25%              6.7%
12/31/2011                        1.30               865             1,127              1.25%              3.4%
12/31/2010                        1.26               753               949              1.25%              7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47               214   $           315              1.00%              4.6%
12/31/2013                        1.41                11                15              1.00%             -0.9%
12/31/2012                        1.42                11                15              1.00%              7.0%
12/31/2011                        1.32                 0                 0              1.00%              3.7%
12/31/2010                        1.28                 0                 0              1.00%              8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%              4.9%
12/31/2013                        1.44                 0                 0              0.75%             -0.6%
12/31/2012                        1.45                 0                 0              0.75%              7.3%
12/31/2011                        1.35                 0                 0              0.75%              3.9%
12/31/2010                        1.30                 0                 0              0.75%              8.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.50%              5.1%
12/31/2013                        1.47                 0                 0              0.50%             -0.4%
12/31/2012                        1.47                 0                 0              0.50%              7.6%
12/31/2011                        1.37                 0                 0              0.50%              4.2%
12/31/2010                        1.31                 0                 0              0.50%              8.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              5.4%
12/31/2013                        1.50                 0                 0              0.25%             -0.1%
12/31/2012                        1.50                 0                 0              0.25%              7.8%
12/31/2011                        1.39                 0                 0              0.25%              4.4%
12/31/2010                        1.33                 0                 0              0.25%              8.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.00%              5.7%
12/31/2013                        1.53                 0                 0              0.00%              0.1%
12/31/2012                        1.53                 0                 0              0.00%              8.1%
12/31/2011                        1.42                 0                 0              0.00%              4.7%
12/31/2010                        1.35                 0                 0              0.00%              9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          3.5%
      2012          3.8%
      2011          4.0%
      2010          4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER DYNAMIC CREDIT FUND A CLASS - 72388E100 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -2.1%
12/31/2013                        1.01                 0                 0              0.00%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.00%             -1.8%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.75%             -1.6%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.50%             -1.3%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.25%             -1.1%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.00%             -0.8%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER DYNAMIC CREDIT FUND Y CLASS - 72388E308 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.99                 0   $             0              1.25%             -1.8%
12/31/2013                        1.01                 0                 0              0.00%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              1.00%             -1.6%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.75%             -1.3%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00                 0   $             0              0.50%             -1.1%
12/31/2013                        1.01                 0                 0              0.00%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.25%             -0.8%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01                 0   $             0              0.00%             -0.6%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PIONEER EMERGING MARKETS FUND A CLASS - 723661104

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        81,927   $       101,835             4,356
                                                                         ===============   ===============
Receivables: investments sold                                      897
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        82,824
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        82,824            96,632   $          0.86
Band 100                                                            --                --              0.87
Band 75                                                             --                --              0.89
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.93
Band 0                                                              --                --              0.95
                                                       ---------------   ---------------
 Total                                                 $        82,824            96,632
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,607
Mortality & expense charges                                                                         (1,405)
                                                                                           ---------------
Net investment income (loss)                                                                           202
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               663
Realized gain distributions                                                                          5,557
Net change in unrealized appreciation (depreciation)                                               (18,675)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,455)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,253)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                202   $             (1,004)
Net realized gain (loss)                                                         663                 (8,497)
Realized gain distributions                                                    5,557                     --
Net change in unrealized appreciation (depreciation)                         (18,675)                 4,934
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,253)                (4,567)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,396                  5,145
Cost of units redeemed                                                       (45,047)               (37,155)
Account charges                                                                  (37)                   (65)
                                                                --------------------   --------------------
Increase (decrease)                                                          (17,688)               (32,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,941)               (36,642)
Net assets, beginning                                                        112,765                149,407
                                                                --------------------   --------------------
Net assets, ending                                              $             82,824   $            112,765
                                                                ====================   ====================

Units sold                                                                    28,219                 23,198
Units redeemed                                                               (44,116)               (53,465)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,897)               (30,267)
Units outstanding, beginning                                                 112,529                142,796
                                                                --------------------   --------------------
Units outstanding, ending                                                     96,632                112,529
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,881,762
Cost of units redeemed/account charges                                                           (1,759,508)
Net investment income (loss)                                                                        (32,273)
Net realized gain (loss)                                                                            (59,774)
Realized gain distributions                                                                          72,525
Net change in unrealized appreciation (depreciation)                                                (19,908)
                                                                                       --------------------
Net assets                                                                             $             82,824
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/24/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.86                97   $            83              1.25%            -14.5%
12/31/2013                        1.00               113               113              1.25%             -3.4%
12/31/2012                        1.04               128               132              1.25%              9.9%
12/31/2011                        0.94               661               623              1.25%            -25.2%
12/31/2010                        1.26               827             1,043              1.25%             14.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                 0   $             0              1.00%            -14.3%
12/31/2013                        1.02                 0                 0              1.00%             -3.2%
12/31/2012                        1.05                 0                 0              1.00%             10.2%
12/31/2011                        0.96                 0                 0              1.00%            -25.0%
12/31/2010                        1.27                 0                 0              1.00%             15.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.89                 0   $             0              0.75%            -14.0%
12/31/2013                        1.04                 0                 0              0.75%             -2.9%
12/31/2012                        1.07                 0                 0              0.75%             10.5%
12/31/2011                        0.97                 0                 0              0.75%            -24.8%
12/31/2010                        1.29                 0                 0              0.75%             15.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.91                 0   $             0              0.50%            -13.8%
12/31/2013                        1.06                 0                 0              0.50%             -2.7%
12/31/2012                        1.09                 0                 0              0.50%             10.8%
12/31/2011                        0.98                 0                 0              0.50%            -24.6%
12/31/2010                        1.30                 0                 0              0.50%             15.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.25%            -13.6%
12/31/2013                        1.08                 0                 0              0.25%             -2.4%
12/31/2012                        1.10                 0                 0              0.25%             11.1%
12/31/2011                        0.99                 0                 0              0.25%            -24.4%
12/31/2010                        1.32                 0                 0              0.25%             15.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.95                 0   $             0              0.00%            -13.4%
12/31/2013                        1.10                 0                 0              0.00%             -2.2%
12/31/2012                        1.12                15                17              0.00%             11.3%
12/31/2011                        1.01                11                11              0.00%            -24.2%
12/31/2010                        1.33                50                67              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          0.3%
      2012          0.2%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIONEER EMERGING MARKETS FUND Y CLASS - 723661401 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.92
Band 100                                                            --                --              0.92
Band 75                                                             --                --              0.93
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.94
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.92                 0   $             0              1.25%            -14.0%
12/31/2013                        1.07                 0                 0              1.25%             -2.9%
12/31/2012                        1.10                 0                 0              1.25%              9.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.92                 0   $             0              1.00%            -13.8%
12/31/2013                        1.07                 0                 0              1.00%             -2.6%
12/31/2012                        1.10                 0                 0              1.00%              9.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.75%            -13.6%
12/31/2013                        1.07                 0                 0              0.75%             -2.4%
12/31/2012                        1.10                 0                 0              0.75%              9.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.50%            -13.4%
12/31/2013                        1.07                 0                 0              0.50%             -2.2%
12/31/2012                        1.10                 0                 0              0.50%              9.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.25%            -13.2%
12/31/2013                        1.08                 0                 0              0.25%             -1.9%
12/31/2012                        1.10                 0                 0              0.25%              9.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.00%            -12.9%
12/31/2013                        1.08                 0                 0              0.00%             -1.7%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND A CLASS - 72366V108

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       703,356   $       691,380            20,262
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,133)
                                                       ---------------
Net assets                                             $       696,223
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       696,223           492,998   $          1.41
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $       696,223           492,998
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        16,890
Mortality & expense charges                                                                         (9,172)
                                                                                           ---------------
Net investment income (loss)                                                                         7,718
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            80,401
Realized gain distributions                                                                         55,452
Net change in unrealized appreciation (depreciation)                                               (72,595)
                                                                                           ---------------
Net gain (loss)                                                                                     63,258
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        70,976
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,718   $             13,894
Net realized gain (loss)                                                      80,401                 18,115
Realized gain distributions                                                   55,452                 80,525
Net change in unrealized appreciation (depreciation)                         (72,595)                79,663
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             70,976                192,197
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     217,989              2,300,817
Cost of units redeemed                                                    (2,043,718)              (135,913)
Account charges                                                                  (23)                   (61)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,825,752)             2,164,843
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,754,776)             2,357,040
Net assets, beginning                                                      2,450,999                 93,959
                                                                --------------------   --------------------
Net assets, ending                                              $            696,223   $          2,450,999
                                                                ====================   ====================

Units sold                                                                   164,625              1,973,156
Units redeemed                                                            (1,605,299)              (133,841)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,440,674)             1,839,315
Units outstanding, beginning                                               1,933,672                 94,357
                                                                --------------------   --------------------
Units outstanding, ending                                                    492,998              1,933,672
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,661,447
Cost of units redeemed/account charges                                                           (2,235,911)
Net investment income (loss)                                                                         23,907
Net realized gain (loss)                                                                             98,827
Realized gain distributions                                                                         135,977
Net change in unrealized appreciation (depreciation)                                                 11,976
                                                                                       --------------------
Net assets                                                                             $            696,223
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41               493   $           696              1.25%             11.4%
12/31/2013                        1.27             1,934             2,451              1.25%             27.3%
12/31/2012                        1.00                94                94              1.25%              8.4%
12/31/2011                        0.92                15                14              1.25%              5.1%
12/31/2010                        0.87                 8                 7              1.25%             17.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.00%             11.7%
12/31/2013                        1.29                 0                 0              1.00%             27.6%
12/31/2012                        1.01                 0                 0              1.00%              8.7%
12/31/2011                        0.93                 0                 0              1.00%              5.3%
12/31/2010                        0.88                 0                 0              1.00%             18.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.75%             12.0%
12/31/2013                        1.31                 0                 0              0.75%             27.9%
12/31/2012                        1.02                 0                 0              0.75%              9.0%
12/31/2011                        0.94                 0                 0              0.75%              5.6%
12/31/2010                        0.89                 0                 0              0.75%             18.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.50%             12.3%
12/31/2013                        1.33                 0                 0              0.50%             28.2%
12/31/2012                        1.03                 0                 0              0.50%              9.2%
12/31/2011                        0.95                 0                 0              0.50%              5.9%
12/31/2010                        0.89                 0                 0              0.50%             18.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%             12.5%
12/31/2013                        1.35                 0                 0              0.25%             28.6%
12/31/2012                        1.05                 0                 0              0.25%              9.5%
12/31/2011                        0.96                 0                 0              0.25%              6.1%
12/31/2010                        0.90                 0                 0              0.25%             18.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%             12.8%
12/31/2013                        1.37                 0                 0              0.00%             28.9%
12/31/2012                        1.06                 0                 0              0.00%              9.8%
12/31/2011                        0.97                 0                 0              0.00%              6.4%
12/31/2010                        0.91                 0                 0              0.00%             19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          2.2%
      2012          5.9%
      2011          2.0%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND Y CLASS - 72366V405

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,221   $         6,065               179
                                                                         ===============   ===============
Receivables: investments sold                                        4
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         6,225
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,225             4,141   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $         6,225             4,141
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            60
Mortality & expense charges                                                                            (69)
                                                                                           ---------------
Net investment income (loss)                                                                            (9)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (607)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (622)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,229)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,238)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (9)  $                204
Net realized gain (loss)                                                        (607)                   218
Realized gain distributions                                                       --                  1,580
Net change in unrealized appreciation (depreciation)                            (622)                   778
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,238)                 2,780
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,040                 55,424
Cost of units redeemed                                                       (49,272)                (7,509)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          (43,232)                47,915
                                                                --------------------   --------------------
Net increase (decrease)                                                      (44,470)                50,695
Net assets, beginning                                                         50,695                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              6,225   $             50,695
                                                                ====================   ====================

Units sold                                                                     4,162                 43,519
Units redeemed                                                               (37,715)                (5,825)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,553)                37,694
Units outstanding, beginning                                                  37,694                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,141                 37,694
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             61,464
Cost of units redeemed/account charges                                                              (56,781)
Net investment income (loss)                                                                            195
Net realized gain (loss)                                                                               (389)
Realized gain distributions                                                                           1,580
Net change in unrealized appreciation (depreciation)                                                    156
                                                                                       --------------------
Net assets                                                                             $              6,225
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 4   $             6              1.25%             11.8%
12/31/2013                        1.34                38                51              1.25%             27.7%
12/31/2012                        1.05                 0                 0              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%             12.1%
12/31/2013                        1.35                 0                 0              1.00%             28.0%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%             12.3%
12/31/2013                        1.35                 0                 0              0.75%             28.3%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%             12.6%
12/31/2013                        1.36                 0                 0              0.50%             28.6%
12/31/2012                        1.05                 0                 0              0.50%              5.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%             12.9%
12/31/2013                        1.36                 0                 0              0.25%             29.0%
12/31/2012                        1.05                 0                 0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%             13.2%
12/31/2013                        1.36                 0                 0              0.00%             29.3%
12/31/2012                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          1.3%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND R CLASS - 72366V504

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       304,958   $       297,101             8,765
                                                                         ===============   ===============
Receivables: investments sold                                       95
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       305,053
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       305,053           220,277   $          1.38
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $       305,053           220,277
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,338
Mortality & expense charges                                                                         (2,696)
                                                                                           ---------------
Net investment income (loss)                                                                         2,642
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,592
Realized gain distributions                                                                         24,883
Net change in unrealized appreciation (depreciation)                                                (5,784)
                                                                                           ---------------
Net gain (loss)                                                                                     21,691
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        24,333
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,642   $              4,511
Net realized gain (loss)                                                       2,592                629,797
Realized gain distributions                                                   24,883                  5,961
Net change in unrealized appreciation (depreciation)                          (5,784)              (287,355)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,333                352,914
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     120,022                306,306
Cost of units redeemed                                                       (28,902)            (2,331,109)
Account charges                                                                 (132)                  (113)
                                                                --------------------   --------------------
Increase (decrease)                                                           90,988             (2,024,916)
                                                                --------------------   --------------------
Net increase (decrease)                                                      115,321             (1,672,002)
Net assets, beginning                                                        189,732              1,861,734
                                                                --------------------   --------------------
Net assets, ending                                              $            305,053   $            189,732
                                                                ====================   ====================

Units sold                                                                    90,912                283,257
Units redeemed                                                               (22,778)            (2,020,183)
                                                                --------------------   --------------------
Net increase (decrease)                                                       68,134             (1,736,926)
Units outstanding, beginning                                                 152,143              1,889,069
                                                                --------------------   --------------------
Units outstanding, ending                                                    220,277                152,143
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,347,983
Cost of units redeemed/account charges                                                           (2,876,030)
Net investment income (loss)                                                                         60,500
Net realized gain (loss)                                                                            733,899
Realized gain distributions                                                                          30,844
Net change in unrealized appreciation (depreciation)                                                  7,857
                                                                                       --------------------
Net assets                                                                             $            305,053
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38               220   $           305              1.25%             11.0%
12/31/2013                        1.25               152               190              1.25%             26.8%
12/31/2012                        0.98             1,820             1,789              1.25%              8.2%
12/31/2011                        0.91             1,656             1,506              1.25%              4.8%
12/31/2010                        0.87             1,263             1,096              1.25%             17.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              1.00%             11.3%
12/31/2013                        1.27                 0                 0              1.00%             27.2%
12/31/2012                        1.00                 0                 0              1.00%              8.4%
12/31/2011                        0.92                 0                 0              1.00%              5.0%
12/31/2010                        0.87                 0                 0              1.00%             17.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.75%             11.6%
12/31/2013                        1.29                 0                 0              0.75%             27.5%
12/31/2012                        1.01                 0                 0              0.75%              8.7%
12/31/2011                        0.93                 0                 0              0.75%              5.3%
12/31/2010                        0.88                 0                 0              0.75%             17.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%             11.9%
12/31/2013                        1.31                 0                 0              0.50%             27.8%
12/31/2012                        1.02                 0                 0              0.50%              9.0%
12/31/2011                        0.94                 0                 0              0.50%              5.5%
12/31/2010                        0.89                 0                 0              0.50%             18.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%             12.2%
12/31/2013                        1.33                 0                 0              0.25%             28.1%
12/31/2012                        1.03                 0                 0              0.25%              9.3%
12/31/2011                        0.95                 0                 0              0.25%              5.8%
12/31/2010                        0.90                 0                 0              0.25%             18.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%             12.4%
12/31/2013                        1.35                 0                 0              0.00%             28.4%
12/31/2012                        1.05                69                72              0.00%              9.5%
12/31/2011                        0.96                71                68              0.00%              6.1%
12/31/2010                        0.90                63                57              0.00%             18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          1.9%
      2012          3.5%
      2011          1.8%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER FUND A CLASS - 723682100 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.51
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.25%              9.5%
12/31/2013                        1.38                 0                 0              1.25%             31.4%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              1.00%              9.8%
12/31/2013                        1.39                 0                 0              1.00%             31.7%
12/31/2012                        1.05                 0                 0              1.00%              5.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%             10.0%
12/31/2013                        1.39                 0                 0              0.75%             32.1%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.50%             10.3%
12/31/2013                        1.39                 0                 0              0.50%             32.4%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%             10.6%
12/31/2013                        1.40                 0                 0              0.25%             32.7%
12/31/2012                        1.05                 0                 0              0.25%              5.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.00%             10.9%
12/31/2013                        1.40                 0                 0              0.00%             33.1%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        PIONEER FUND R CLASS - 723682506

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       316,454   $       316,442             8,589
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (363)
                                                       ---------------
Net assets                                             $       316,091
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       239,066           152,851   $          1.56
Band 100                                                        77,025            48,076              1.60
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.72
Band 0                                                              --                --              1.76
                                                       ---------------   ---------------
 Total                                                 $       316,091           200,927
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,679
Mortality & expense charges                                                                         (3,665)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,986)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,761
Realized gain distributions                                                                         47,018
Net change in unrealized appreciation (depreciation)                                               (25,373)
                                                                                           ---------------
Net gain (loss)                                                                                     28,406
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        26,420
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,986)  $             (2,119)
Net realized gain (loss)                                                       6,761                  6,465
Realized gain distributions                                                   47,018                 26,961
Net change in unrealized appreciation (depreciation)                         (25,373)                51,817
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,420                 83,124
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      34,974                130,283
Cost of units redeemed                                                       (69,820)              (175,868)
Account charges                                                                  (23)                   (27)
                                                                --------------------   --------------------
Increase (decrease)                                                          (34,869)               (45,612)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,449)                37,512
Net assets, beginning                                                        324,540                287,028
                                                                --------------------   --------------------
Net assets, ending                                              $            316,091   $            324,540
                                                                ====================   ====================

Units sold                                                                    54,075                126,262
Units redeemed                                                               (79,695)              (161,934)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,620)               (35,672)
Units outstanding, beginning                                                 226,547                262,219
                                                                --------------------   --------------------
Units outstanding, ending                                                    200,927                226,547
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            918,341
Cost of units redeemed/account charges                                                             (778,183)
Net investment income (loss)                                                                        (10,659)
Net realized gain (loss)                                                                             33,694
Realized gain distributions                                                                         152,886
Net change in unrealized appreciation (depreciation)                                                     12
                                                                                       --------------------
Net assets                                                                             $            316,091
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56               153   $           239              1.25%              9.2%
12/31/2013                        1.43               227               325              1.25%             30.9%
12/31/2012                        1.09               262               287              1.25%              8.2%
12/31/2011                        1.01               407               412              1.25%             -6.0%
12/31/2010                        1.08               404               435              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                48   $            77              1.00%              9.5%
12/31/2013                        1.46                 0                 0              1.00%             31.2%
12/31/2012                        1.12                 0                 0              1.00%              8.5%
12/31/2011                        1.03                 0                 0              1.00%             -5.8%
12/31/2010                        1.09                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.75%              9.7%
12/31/2013                        1.50                 0                 0              0.75%             31.5%
12/31/2012                        1.14                 0                 0              0.75%              8.7%
12/31/2011                        1.05                 0                 0              0.75%             -5.6%
12/31/2010                        1.11                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.50%             10.0%
12/31/2013                        1.53                 0                 0              0.50%             31.9%
12/31/2012                        1.16                 0                 0              0.50%              9.0%
12/31/2011                        1.06                 0                 0              0.50%             -5.3%
12/31/2010                        1.12                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.25%             10.3%
12/31/2013                        1.56                 0                 0              0.25%             32.2%
12/31/2012                        1.18                 0                 0              0.25%              9.3%
12/31/2011                        1.08                 0                 0              0.25%             -5.1%
12/31/2010                        1.14                 0                 0              0.25%             15.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.00%             10.6%
12/31/2013                        1.60                 0                 0              0.00%             32.5%
12/31/2012                        1.20                 0                 0              0.00%              9.6%
12/31/2011                        1.10                 0                 0              0.00%             -4.8%
12/31/2010                        1.15                 0                 0              0.00%             15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.6%
      2012          0.9%
      2011          0.9%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,542,867   $     1,247,774            57,490
                                                                         ===============   ===============
Receivables: investments sold                                      179
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,543,046
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,543,046           772,117   $          2.00
Band 100                                                            --                --              2.06
Band 75                                                             --                --              2.11
Band 50                                                             --                --              2.17
Band 25                                                             --                --              2.24
Band 0                                                              --                --              2.50
                                                       ---------------   ---------------
 Total                                                 $     1,543,046           772,117
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,392
Mortality & expense charges                                                                        (21,916)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,524)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           114,159
Realized gain distributions                                                                        121,808
Net change in unrealized appreciation (depreciation)                                               (85,206)
                                                                                           ---------------
Net gain (loss)                                                                                    150,761
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       149,237
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,524)  $               (144)
Net realized gain (loss)                                                     114,159                 42,659
Realized gain distributions                                                  121,808                 81,539
Net change in unrealized appreciation (depreciation)                         (85,206)               374,427
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            149,237                498,481
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      79,520                127,822
Cost of units redeemed                                                      (605,573)              (388,367)
Account charges                                                                 (279)                  (459)
                                                                --------------------   --------------------
Increase (decrease)                                                         (526,332)              (261,004)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (377,095)               237,477
Net assets, beginning                                                      1,920,141              1,682,664
                                                                --------------------   --------------------
Net assets, ending                                              $          1,543,046   $          1,920,141
                                                                ====================   ====================

Units sold                                                                    42,210                 81,245
Units redeemed                                                              (323,655)              (242,967)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (281,445)              (161,722)
Units outstanding, beginning                                               1,053,562              1,215,284
                                                                --------------------   --------------------
Units outstanding, ending                                                    772,117              1,053,562
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         20,506,454
Cost of units redeemed/account charges                                                          (19,849,254)
Net investment income (loss)                                                                        374,888
Net realized gain (loss)                                                                           (472,856)
Realized gain distributions                                                                         688,721
Net change in unrealized appreciation (depreciation)                                                295,093
                                                                                       --------------------
Net assets                                                                             $          1,543,046
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00               772   $         1,543              1.25%              9.7%
12/31/2013                        1.82             1,054             1,920              1.25%             31.6%
12/31/2012                        1.38             1,215             1,683              1.25%              8.9%
12/31/2011                        1.27             1,603             2,039              1.25%             -5.5%
12/31/2010                        1.35             3,266             4,395              1.25%             14.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06                 0   $             0              1.00%              9.9%
12/31/2013                        1.87                 0                 0              1.00%             32.0%
12/31/2012                        1.42                 0                 0              1.00%              9.1%
12/31/2011                        1.30                 0                 0              1.00%             -5.3%
12/31/2010                        1.37                 0                 0              1.00%             14.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              0.75%             10.2%
12/31/2013                        1.92                 0                 0              0.75%             32.3%
12/31/2012                        1.45                 0                 0              0.75%              9.4%
12/31/2011                        1.33                 0                 0              0.75%             -5.0%
12/31/2010                        1.40                 0                 0              0.75%             15.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                 0   $             0              0.50%             10.5%
12/31/2013                        1.97                 0                 0              0.50%             32.6%
12/31/2012                        1.48                 0                 0              0.50%              9.7%
12/31/2011                        1.35                 0                 0              0.50%             -4.8%
12/31/2010                        1.42                 0                 0              0.50%             15.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24                 0   $             0              0.25%             10.8%
12/31/2013                        2.02                 0                 0              0.25%             33.0%
12/31/2012                        1.52                 0                 0              0.25%             10.0%
12/31/2011                        1.38                 0                 0              0.25%             -4.5%
12/31/2010                        1.45                 0                 0              0.25%             15.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50                 0   $             0              0.00%             11.0%
12/31/2013                        2.25                 0                 0              0.00%             33.3%
12/31/2012                        1.69                 0                 0              0.00%             10.2%
12/31/2011                        1.53                 0                 0              0.00%             -4.3%
12/31/2010                        1.60                 0                 0              0.00%             16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.3%
      2012          1.5%
      2011          1.5%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PIONEER FUNDAMENTAL GROWTH FUND A CLASS - 723695102

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,321,497   $     1,992,547           124,924
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (397)
                                                       ---------------
Net assets                                             $     2,321,100
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,647,422         1,059,287   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                         673,678           419,312              1.61
                                                       ---------------   ---------------
 Total                                                 $     2,321,100         1,478,599
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,015
Mortality & expense charges                                                                        (17,713)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,698)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            31,863
Realized gain distributions                                                                         55,903
Net change in unrealized appreciation (depreciation)                                               179,087
                                                                                           ---------------
Net gain (loss)                                                                                    266,853
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       255,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,698)  $             (5,583)
Net realized gain (loss)                                                      31,863                 24,920
Realized gain distributions                                                   55,903                 45,865
Net change in unrealized appreciation (depreciation)                         179,087                149,135
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            255,155                214,337
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,073,791                677,075
Cost of units redeemed                                                      (240,143)              (156,409)
Account charges                                                                 (155)                  (442)
                                                                --------------------   --------------------
Increase (decrease)                                                          833,493                520,224
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,088,648                734,561
Net assets, beginning                                                      1,232,452                497,891
                                                                --------------------   --------------------
Net assets, ending                                              $          2,321,100   $          1,232,452
                                                                ====================   ====================

Units sold                                                                   752,768                544,372
Units redeemed                                                              (166,003)              (124,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                      586,765                419,587
Units outstanding, beginning                                                 891,834                472,247
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,478,599                891,834
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,783,029
Cost of units redeemed/account charges                                                             (933,443)
Net investment income (loss)                                                                        (15,698)
Net realized gain (loss)                                                                             56,261
Realized gain distributions                                                                         102,001
Net change in unrealized appreciation (depreciation)                                                328,950
                                                                                       --------------------
Net assets                                                                             $          2,321,100
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56             1,059   $         1,647              1.25%             12.5%
12/31/2013                        1.38               892             1,232              1.25%             31.1%
12/31/2012                        1.05               472               498              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              1.00%             12.8%
12/31/2013                        1.39                 0                 0              1.00%             31.4%
12/31/2012                        1.06                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.75%             13.1%
12/31/2013                        1.39                 0                 0              0.75%             31.7%
12/31/2012                        1.06                 0                 0              0.75%              5.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.50%             13.4%
12/31/2013                        1.40                 0                 0              0.50%             32.1%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%             13.7%
12/31/2013                        1.40                 0                 0              0.25%             32.4%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61               419   $           674              0.00%             14.0%
12/31/2013                        1.41                 0                 0              0.00%             32.7%
12/31/2012                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.5%
      2012          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PIONEER FUNDAMENTAL GROWTH FUND Y CLASS - 723695409

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,855,585   $     1,503,474            99,294
                                                                         ===============   ===============
Receivables: investments sold                                    1,217
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,856,802
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,856,802         1,185,823   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.61
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $     1,856,802         1,185,823
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,837
Mortality & expense charges                                                                        (22,034)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,197)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            71,115
Realized gain distributions                                                                         45,074
Net change in unrealized appreciation (depreciation)                                               104,876
                                                                                           ---------------
Net gain (loss)                                                                                    221,065
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       208,868
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,197)  $             (6,935)
Net realized gain (loss)                                                      71,115                 22,585
Realized gain distributions                                                   45,074                 56,240
Net change in unrealized appreciation (depreciation)                         104,876                247,260
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            208,868                319,150
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     280,029              1,734,593
Cost of units redeemed                                                      (432,205)              (257,139)
Account charges                                                                 (315)                  (320)
                                                                --------------------   --------------------
Increase (decrease)                                                         (152,491)             1,477,134
                                                                --------------------   --------------------
Net increase (decrease)                                                       56,377              1,796,284
Net assets, beginning                                                      1,800,425                  4,141
                                                                --------------------   --------------------
Net assets, ending                                              $          1,856,802   $          1,800,425
                                                                ====================   ====================

Units sold                                                                   195,027              1,502,949
Units redeemed                                                              (306,321)              (209,755)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,294)             1,293,194
Units outstanding, beginning                                               1,297,117                  3,923
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,185,823              1,297,117
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,018,761
Cost of units redeemed/account charges                                                             (689,979)
Net investment income (loss)                                                                        (19,105)
Net realized gain (loss)                                                                             93,700
Realized gain distributions                                                                         101,314
Net change in unrealized appreciation (depreciation)                                                352,111
                                                                                       --------------------
Net assets                                                                             $          1,856,802
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57             1,186   $         1,857              1.25%             12.8%
12/31/2013                        1.39             1,297             1,800              1.25%             31.5%
12/31/2012                        1.06                 4                 4              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              1.00%             13.1%
12/31/2013                        1.39                 0                 0              1.00%             31.8%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.75%             13.4%
12/31/2013                        1.40                 0                 0              0.75%             32.2%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.50%             13.7%
12/31/2013                        1.40                 0                 0              0.50%             32.5%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.25%             13.9%
12/31/2013                        1.41                 0                 0              0.25%             32.8%
12/31/2012                        1.06                 0                 0              0.25%              6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.00%             14.2%
12/31/2013                        1.42                 0                 0              0.00%             33.2%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          1.0%
      2012          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIONEER HIGH YIELD FUND A CLASS - 72369B109

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       161,232   $       175,466            16,659
                                                                         ===============   ===============
Receivables: investments sold                                    1,033
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       162,265
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        22,933            20,255   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.14
Band 50                                                        139,332           121,113              1.15
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       162,265           141,368
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,905
Mortality & expense charges                                                                         (1,111)
                                                                                           ---------------
Net investment income (loss)                                                                         6,794
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,177)
Realized gain distributions                                                                          7,333
Net change in unrealized appreciation (depreciation)                                                (7,402)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,246)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,548
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,794   $              9,303
Net realized gain (loss)                                                      (1,177)                    26
Realized gain distributions                                                    7,333                 18,497
Net change in unrealized appreciation (depreciation)                          (7,402)                (6,832)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,548                 20,994
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,900                679,338
Cost of units redeemed                                                      (558,580)               (16,873)
Account charges                                                                  (45)                   (17)
                                                                --------------------   --------------------
Increase (decrease)                                                         (526,725)               662,448
                                                                --------------------   --------------------
Net increase (decrease)                                                     (521,177)               683,442
Net assets, beginning                                                        683,442                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            162,265   $            683,442
                                                                ====================   ====================

Units sold                                                                    27,552                609,821
Units redeemed                                                              (480,291)               (15,714)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (452,739)               594,107
Units outstanding, beginning                                                 594,107                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    141,368                594,107
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            711,238
Cost of units redeemed/account charges                                                             (575,515)
Net investment income (loss)                                                                         16,097
Net realized gain (loss)                                                                             (1,151)
Realized gain distributions                                                                          25,830
Net change in unrealized appreciation (depreciation)                                                (14,234)
                                                                                       --------------------
Net assets                                                                             $            162,265
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                20   $            23              1.25%             -1.4%
12/31/2013                        1.15               476               546              1.25%             10.9%
12/31/2012                        1.04                 0                 0              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%             -1.2%
12/31/2013                        1.15                 0                 0              1.00%             11.2%
12/31/2012                        1.04                 0                 0              1.00%              3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%             -0.9%
12/31/2013                        1.15                 0                 0              0.75%             11.5%
12/31/2012                        1.04                 0                 0              0.75%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15               121   $           139              0.50%             -0.7%
12/31/2013                        1.16               118               137              0.50%             11.8%
12/31/2012                        1.04                 0                 0              0.50%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.25%             -0.4%
12/31/2013                        1.16                 0                 0              0.25%             12.0%
12/31/2012                        1.04                 0                 0              0.25%              3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%             -0.2%
12/31/2013                        1.16                 0                 0              0.00%             12.3%
12/31/2012                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          3.5%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIONEER HIGH YIELD FUND Y CLASS - 72369B406

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,210   $         5,710               534
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         5,211
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         5,211             4,568   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $         5,211             4,568
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            83
Mortality & expense charges                                                                            (20)
                                                                                           ---------------
Net investment income (loss)                                                                            63
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (3)
Realized gain distributions                                                                            220
Net change in unrealized appreciation (depreciation)                                                  (500)
                                                                                           ---------------
Net gain (loss)                                                                                       (283)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (220)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 63   $                 --
Net realized gain (loss)                                                          (3)                    --
Realized gain distributions                                                      220                     --
Net change in unrealized appreciation (depreciation)                            (500)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (220)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,494                     --
Cost of units redeemed                                                           (63)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            5,431                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,211                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              5,211   $                 --
                                                                ====================   ====================

Units sold                                                                     4,951                     --
Units redeemed                                                                  (383)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,568                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,568                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              5,494
Cost of units redeemed/account charges                                                                  (63)
Net investment income (loss)                                                                             63
Net realized gain (loss)                                                                                 (3)
Realized gain distributions                                                                             220
Net change in unrealized appreciation (depreciation)                                                   (500)
                                                                                       --------------------
Net assets                                                                             $              5,211
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 5   $             5              1.25%             -1.1%
12/31/2013                        1.15                 0                 0              1.25%             11.3%
12/31/2012                        1.04                 0                 0              1.25%              3.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%             -0.9%
12/31/2013                        1.16                 0                 0              1.00%             11.5%
12/31/2012                        1.04                 0                 0              1.00%              3.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%             -0.6%
12/31/2013                        1.16                 0                 0              0.75%             11.8%
12/31/2012                        1.04                 0                 0              0.75%              3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%             -0.4%
12/31/2013                        1.16                 0                 0              0.50%             12.1%
12/31/2012                        1.04                 0                 0              0.50%              3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%             -0.1%
12/31/2013                        1.17                 0                 0              0.25%             12.4%
12/31/2012                        1.04                 0                 0              0.25%              3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              0.1%
12/31/2013                        1.17                 0                 0              0.00%             12.7%
12/31/2012                        1.04                 0                 0              0.00%              3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.2%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIONEER HIGH YIELD FUND R CLASS - 72369B505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       839,547   $       897,351            76,441
                                                                         ===============   ===============
Receivables: investments sold                                    1,313
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       840,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       539,567           323,711   $          1.67
Band 100                                                       301,293           176,460              1.71
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.84
Band 0                                                              --                --              1.88
                                                       ---------------   ---------------
 Total                                                 $       840,860           500,171
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        33,170
Mortality & expense charges                                                                         (9,793)
                                                                                           ---------------
Net investment income (loss)                                                                        23,377
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,672
Realized gain distributions                                                                         32,914
Net change in unrealized appreciation (depreciation)                                               (77,752)
                                                                                           ---------------
Net gain (loss)                                                                                    (37,166)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,789)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,377   $             32,424
Net realized gain (loss)                                                       7,672                143,711
Realized gain distributions                                                   32,914                 25,297
Net change in unrealized appreciation (depreciation)                         (77,752)               (99,256)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,789)               102,176
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     348,150                360,251
Cost of units redeemed                                                      (221,965)              (876,287)
Account charges                                                                 (793)                  (480)
                                                                --------------------   --------------------
Increase (decrease)                                                          125,392               (516,516)
                                                                --------------------   --------------------
Net increase (decrease)                                                      111,603               (414,340)
Net assets, beginning                                                        729,257              1,143,597
                                                                --------------------   --------------------
Net assets, ending                                              $            840,860   $            729,257
                                                                ====================   ====================

Units sold                                                                   276,119                220,151
Units redeemed                                                              (204,325)              (530,430)
                                                                --------------------   --------------------
Net increase (decrease)                                                       71,794               (310,279)
Units outstanding, beginning                                                 428,377                738,656
                                                                --------------------   --------------------
Units outstanding, ending                                                    500,171                428,377
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,022,545
Cost of units redeemed/account charges                                                           (2,699,314)
Net investment income (loss)                                                                        279,616
Net realized gain (loss)                                                                            198,915
Realized gain distributions                                                                          96,902
Net change in unrealized appreciation (depreciation)                                                (57,804)
                                                                                       --------------------
Net assets                                                                             $            840,860
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67               324   $           540              1.25%             -1.8%
12/31/2013                        1.70               364               617              1.25%             10.5%
12/31/2012                        1.54               586               900              1.25%             13.2%
12/31/2011                        1.36               718               975              1.25%             -3.1%
12/31/2010                        1.40               664               930              1.25%             15.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71               176   $           301              1.00%             -1.5%
12/31/2013                        1.73                65               112              1.00%             10.7%
12/31/2012                        1.57                79               124              1.00%             13.5%
12/31/2011                        1.38                79               109              1.00%             -2.9%
12/31/2010                        1.42                72               103              1.00%             16.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.75%             -1.3%
12/31/2013                        1.77                 0                 0              0.75%             11.0%
12/31/2012                        1.60                 0                 0              0.75%             13.7%
12/31/2011                        1.40                 0                 0              0.75%             -2.6%
12/31/2010                        1.44                 0                 0              0.75%             16.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.50%             -1.0%
12/31/2013                        1.81                 0                 0              0.50%             11.3%
12/31/2012                        1.63                73               119              0.50%             14.0%
12/31/2011                        1.43               123               175              0.50%             -2.4%
12/31/2010                        1.46               140               205              0.50%             16.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.25%             -0.8%
12/31/2013                        1.85                 0                 0              0.25%             11.6%
12/31/2012                        1.66                 0                 0              0.25%             14.3%
12/31/2011                        1.45                 0                 0              0.25%             -2.2%
12/31/2010                        1.48                 0                 0              0.25%             17.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.00%             -0.5%
12/31/2013                        1.89                 0                 0              0.00%             11.9%
12/31/2012                        1.69                 0                 0              0.00%             14.6%
12/31/2011                        1.47                 0                 0              0.00%             -1.9%
12/31/2010                        1.50                 0                 0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.2%
      2013          4.7%
      2012          4.6%
      2011          4.9%
      2010          5.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND A CLASS - 72375Q108

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           594   $           577                22
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           594
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           594               373   $          1.59
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $           594               373
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             2
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             24
Net change in unrealized appreciation (depreciation)                                                    21
                                                                                           ---------------
Net gain (loss)                                                                                         45
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            46
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       24                     13
Net change in unrealized appreciation (depreciation)                              21                     (4)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 46                      9
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         406                    133
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              406                    133
                                                                --------------------   --------------------
Net increase (decrease)                                                          452                    142
Net assets, beginning                                                            142                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                594   $                142
                                                                ====================   ====================

Units sold                                                                       272                    101
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          272                    101
Units outstanding, beginning                                                     101                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        373                    101
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                539
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              37
Net change in unrealized appreciation (depreciation)                                                     17
                                                                                       --------------------
Net assets                                                                             $                594
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             1              1.25%             13.3%
12/31/2013                        1.40                 0                 0              1.25%             31.3%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.00%             13.6%
12/31/2013                        1.41                 0                 0              1.00%             31.6%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.75%             13.9%
12/31/2013                        1.41                 0                 0              0.75%             31.9%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.50%             14.2%
12/31/2013                        1.42                 0                 0              0.50%             32.3%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.25%             14.4%
12/31/2013                        1.42                 0                 0              0.25%             32.6%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.00%             14.7%
12/31/2013                        1.42                 0                 0              0.00%             32.9%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER MID CAP VALUE FUND Y CLASS - 72375Q405 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.60
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.25%             13.7%
12/31/2013                        1.41                 0                 0              1.25%             31.8%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              1.00%             14.0%
12/31/2013                        1.41                 0                 0              1.00%             32.1%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.75%             14.3%
12/31/2013                        1.42                 0                 0              0.75%             32.5%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.50%             14.6%
12/31/2013                        1.42                 0                 0              0.50%             32.8%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%             14.9%
12/31/2013                        1.43                 0                 0              0.25%             33.1%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.00%             15.2%
12/31/2013                        1.43                 0                 0              0.00%             33.5%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND R CLASS - 72375Q504

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       382,455   $       370,655            14,730
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,078)
                                                       ---------------
Net assets                                             $       381,377
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       340,474           202,138   $          1.68
Band 100                                                        40,903            23,707              1.73
Band 75                                                             --                --              1.77
Band 50                                                             --                --              1.81
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.90
                                                       ---------------   ---------------
 Total                                                 $       381,377           225,845
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           224
Mortality & expense charges                                                                         (4,009)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,785)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,096
Realized gain distributions                                                                         40,506
Net change in unrealized appreciation (depreciation)                                               (27,501)
                                                                                           ---------------
Net gain (loss)                                                                                     43,101
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        39,316
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,785)  $             (2,515)
Net realized gain (loss)                                                      30,096                  4,282
Realized gain distributions                                                   40,506                 24,719
Net change in unrealized appreciation (depreciation)                         (27,501)                28,261
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,316                 54,747
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     241,243                 49,214
Cost of units redeemed                                                      (149,482)               (19,939)
Account charges                                                                   (9)                    (6)
                                                                --------------------   --------------------
Increase (decrease)                                                           91,752                 29,269
                                                                --------------------   --------------------
Net increase (decrease)                                                      131,068                 84,016
Net assets, beginning                                                        250,309                166,293
                                                                --------------------   --------------------
Net assets, ending                                              $            381,377   $            250,309
                                                                ====================   ====================

Units sold                                                                   158,539                 37,289
Units redeemed                                                              (100,513)               (15,272)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,026                 22,017
Units outstanding, beginning                                                 167,819                145,802
                                                                --------------------   --------------------
Units outstanding, ending                                                    225,845                167,819
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,383,079
Cost of units redeemed/account charges                                                           (2,125,752)
Net investment income (loss)                                                                        (44,760)
Net realized gain (loss)                                                                            (67,415)
Realized gain distributions                                                                         224,425
Net change in unrealized appreciation (depreciation)                                                 11,800
                                                                                       --------------------
Net assets                                                                             $            381,377
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68               202   $           340              1.25%             12.9%
12/31/2013                        1.49               168               250              1.25%             30.8%
12/31/2012                        1.14               146               166              1.25%              9.1%
12/31/2011                        1.05               377               395              1.25%             -7.5%
12/31/2010                        1.13               749               846              1.25%             15.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                24   $            41              1.00%             13.2%
12/31/2013                        1.52                 0                 0              1.00%             31.1%
12/31/2012                        1.16                 0                 0              1.00%              9.4%
12/31/2011                        1.06                 0                 0              1.00%             -7.2%
12/31/2010                        1.15                 0                 0              1.00%             16.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.75%             13.5%
12/31/2013                        1.56                 0                 0              0.75%             31.4%
12/31/2012                        1.18                 0                 0              0.75%              9.7%
12/31/2011                        1.08                 0                 0              0.75%             -7.0%
12/31/2010                        1.16                 0                 0              0.75%             16.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.50%             13.8%
12/31/2013                        1.59                 0                 0              0.50%             31.8%
12/31/2012                        1.21                 0                 0              0.50%             10.0%
12/31/2011                        1.10                 0                 0              0.50%             -6.8%
12/31/2010                        1.18                 0                 0              0.50%             16.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.25%             14.1%
12/31/2013                        1.63                 0                 0              0.25%             32.1%
12/31/2012                        1.23                 0                 0              0.25%             10.2%
12/31/2011                        1.12                 0                 0              0.25%             -6.5%
12/31/2010                        1.19                 0                 0              0.25%             17.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              0.00%             14.3%
12/31/2013                        1.66                 0                 0              0.00%             32.4%
12/31/2012                        1.25                 0                 0              0.00%             10.5%
12/31/2011                        1.14                 0                 0              0.00%             -6.3%
12/31/2010                        1.21                 0                 0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.1%
      2013          0.0%
      2012          0.4%
      2011          0.4%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PIONEER SELECT MID CAP GROWTH FUND A CLASS - 72387W408

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       128,678   $       138,056             3,479
                                                                         ===============   ===============
Receivables: investments sold                                       64
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       128,742
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       128,742            78,553   $          1.64
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $       128,742            78,553
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (407)
                                                                                           ---------------
Net investment income (loss)                                                                          (407)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                13
Realized gain distributions                                                                         16,650
Net change in unrealized appreciation (depreciation)                                                (9,378)
                                                                                           ---------------
Net gain (loss)                                                                                      7,285
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,878
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (407)  $                 --
Net realized gain (loss)                                                          13                     --
Realized gain distributions                                                   16,650                     --
Net change in unrealized appreciation (depreciation)                          (9,378)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,878                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     122,529                     --
Cost of units redeemed                                                          (564)                    --
Account charges                                                                 (101)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          121,864                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      128,742                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            128,742   $                 --
                                                                ====================   ====================

Units sold                                                                    79,248                     --
Units redeemed                                                                  (695)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,553                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,553                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            122,529
Cost of units redeemed/account charges                                                                 (665)
Net investment income (loss)                                                                           (407)
Net realized gain (loss)                                                                                 13
Realized gain distributions                                                                          16,650
Net change in unrealized appreciation (depreciation)                                                 (9,378)
                                                                                       --------------------
Net assets                                                                             $            128,742
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                79   $           129              1.25%              7.7%
12/31/2013                        1.52                 0                 0              1.25%             42.6%
12/31/2012                        1.07                 0                 0              1.25%              6.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              1.00%              8.0%
12/31/2013                        1.53                 0                 0              1.00%             43.0%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.75%              8.2%
12/31/2013                        1.53                 0                 0              0.75%             43.3%
12/31/2012                        1.07                 0                 0              0.75%              6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.50%              8.5%
12/31/2013                        1.53                 0                 0              0.50%             43.7%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.25%              8.8%
12/31/2013                        1.54                 0                 0              0.25%             44.0%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.00%              9.0%
12/31/2013                        1.54                 0                 0              0.00%             44.4%
12/31/2012                        1.07                 0                 0              0.00%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,872,273   $    10,045,968           413,192
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,249)
                                                       ---------------
Net assets                                             $    11,871,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,871,024         4,017,679   $          2.95
Band 100                                                            --                --              3.04
Band 75                                                             --                --              3.13
Band 50                                                             --                --              3.21
Band 25                                                             --                --              3.31
Band 0                                                              --                --              3.69
                                                       ---------------   ---------------
 Total                                                 $    11,871,024         4,017,679
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (148,381)
                                                                                           ---------------
Net investment income (loss)                                                                      (148,381)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           578,831
Realized gain distributions                                                                      2,385,926
Net change in unrealized appreciation (depreciation)                                            (1,880,571)
                                                                                           ---------------
Net gain (loss)                                                                                  1,084,186
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       935,805
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (148,381)  $           (149,269)
Net realized gain (loss)                                                     578,831                670,343
Realized gain distributions                                                2,385,926                498,758
Net change in unrealized appreciation (depreciation)                      (1,880,571)             3,004,913
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            935,805              4,024,745
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     813,114                104,645
Cost of units redeemed                                                    (2,336,677)            (2,158,609)
Account charges                                                               (2,528)                (2,736)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,526,091)            (2,056,700)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (590,286)             1,968,045
Net assets, beginning                                                     12,461,310             10,493,265
                                                                --------------------   --------------------
Net assets, ending                                              $         11,871,024   $         12,461,310
                                                                ====================   ====================

Units sold                                                                   325,789                525,972
Units redeemed                                                              (865,931)            (1,367,815)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (540,142)              (841,843)
Units outstanding, beginning                                               4,557,821              5,399,664
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,017,679              4,557,821
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         83,159,738
Cost of units redeemed/account charges                                                          (81,275,168)
Net investment income (loss)                                                                        (13,649)
Net realized gain (loss)                                                                          1,116,715
Realized gain distributions                                                                       7,057,083
Net change in unrealized appreciation (depreciation)                                              1,826,305
                                                                                       --------------------
Net assets                                                                             $         11,871,024
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.95             4,018   $        11,871              1.25%              8.1%
12/31/2013                        2.73             4,558            12,461              1.25%             40.7%
12/31/2012                        1.94             5,400            10,493              1.25%              5.7%
12/31/2011                        1.84             6,290            11,565              1.25%             -3.5%
12/31/2010                        1.90             6,585            12,543              1.25%             18.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.04                 0   $             0              1.00%              8.3%
12/31/2013                        2.81                 0                 0              1.00%             41.0%
12/31/2012                        1.99                 0                 0              1.00%              6.0%
12/31/2011                        1.88                 0                 0              1.00%             -3.2%
12/31/2010                        1.94                 0                 0              1.00%             19.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.13                 0   $             0              0.75%              8.6%
12/31/2013                        2.88                 0                 0              0.75%             41.4%
12/31/2012                        2.04                 0                 0              0.75%              6.2%
12/31/2011                        1.92                 0                 0              0.75%             -3.0%
12/31/2010                        1.98                 0                 0              0.75%             19.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.21                 0   $             0              0.50%              8.9%
12/31/2013                        2.95                 0                 0              0.50%             41.7%
12/31/2012                        2.08                 0                 0              0.50%              6.5%
12/31/2011                        1.96                 0                 0              0.50%             -2.7%
12/31/2010                        2.01                 0                 0              0.50%             19.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.31                 0   $             0              0.25%              9.2%
12/31/2013                        3.03                 0                 0              0.25%             42.1%
12/31/2012                        2.13                 0                 0              0.25%              6.8%
12/31/2011                        2.00                 0                 0              0.25%             -2.5%
12/31/2010                        2.05                 0                 0              0.25%             19.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.69                 0   $             0              0.00%              9.4%
12/31/2013                        3.38                 0                 0              0.00%             42.5%
12/31/2012                        2.37                 0                 0              0.00%              7.0%
12/31/2011                        2.21                 0                 0              0.00%             -2.3%
12/31/2010                        2.26                 0                 0              0.00%             20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER STRATEGIC INCOME FUND A CLASS - 723884102

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,498,706   $     1,546,352           139,317
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,830)
                                                       ---------------
Net assets                                             $     1,494,876
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,443,755         1,279,619   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                          51,121            43,358              1.18
                                                       ---------------   ---------------
 Total                                                 $     1,494,876         1,322,977
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        54,207
Mortality & expense charges                                                                        (17,069)
                                                                                           ---------------
Net investment income (loss)                                                                        37,138
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,357)
Realized gain distributions                                                                         20,077
Net change in unrealized appreciation (depreciation)                                                (6,552)
                                                                                           ---------------
Net gain (loss)                                                                                      2,168
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        39,306
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,138   $             25,130
Net realized gain (loss)                                                     (11,357)                 1,662
Realized gain distributions                                                   20,077                 14,904
Net change in unrealized appreciation (depreciation)                          (6,552)               (46,680)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,306                 (4,984)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     891,645              1,094,633
Cost of units redeemed                                                      (617,291)              (317,040)
Account charges                                                                 (470)                (1,055)
                                                                --------------------   --------------------
Increase (decrease)                                                          273,884                776,538
                                                                --------------------   --------------------
Net increase (decrease)                                                      313,190                771,554
Net assets, beginning                                                      1,181,686                410,132
                                                                --------------------   --------------------
Net assets, ending                                              $          1,494,876   $          1,181,686
                                                                ====================   ====================

Units sold                                                                   800,469              1,078,085
Units redeemed                                                              (559,560)              (372,483)
                                                                --------------------   --------------------
Net increase (decrease)                                                      240,909                705,602
Units outstanding, beginning                                               1,082,068                376,466
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,322,977              1,082,068
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,628,422
Cost of units redeemed/account charges                                                           (1,178,106)
Net investment income (loss)                                                                         66,575
Net realized gain (loss)                                                                             (9,361)
Realized gain distributions                                                                          34,992
Net change in unrealized appreciation (depreciation)                                                (47,646)
                                                                                       --------------------
Net assets                                                                             $          1,494,876
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13             1,280   $         1,444              1.25%              3.3%
12/31/2013                        1.09             1,082             1,182              1.25%              0.2%
12/31/2012                        1.09               376               410              1.25%              9.9%
12/31/2011                        0.99                 1                 1              1.25%             -0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              1.00%              3.6%
12/31/2013                        1.10                 0                 0              1.00%              0.5%
12/31/2012                        1.09                 0                 0              1.00%             10.1%
12/31/2011                        0.99                 0                 0              1.00%             -0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%              3.8%
12/31/2013                        1.11                 0                 0              0.75%              0.7%
12/31/2012                        1.10                 0                 0              0.75%             10.4%
12/31/2011                        0.99                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%              4.1%
12/31/2013                        1.11                 0                 0              0.50%              1.0%
12/31/2012                        1.10                 0                 0              0.50%             10.7%
12/31/2011                        1.00                 0                 0              0.50%             -0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              4.4%
12/31/2013                        1.12                 0                 0              0.25%              1.2%
12/31/2012                        1.11                 0                 0              0.25%             11.0%
12/31/2011                        1.00                 0                 0              0.25%             -0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                43   $            51              0.00%              4.6%
12/31/2013                        1.13                 0                 0              0.00%              1.5%
12/31/2012                        1.11                 0                 0              0.00%             11.3%
12/31/2011                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.1%
      2013          4.5%
      2012          2.8%
      2011          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIONEER STRATEGIC INCOME FUND Z CLASS - 723884607

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       471,237   $       483,999            44,016
                                                                         ===============   ===============
Receivables: investments sold                                      617
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       471,854
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       471,386           414,411   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                             468               394              1.19
                                                       ---------------   ---------------
 Total                                                 $       471,854           414,805
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        14,739
Mortality & expense charges                                                                         (4,493)
                                                                                           ---------------
Net investment income (loss)                                                                        10,246
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,265)
Realized gain distributions                                                                          6,462
Net change in unrealized appreciation (depreciation)                                                (5,226)
                                                                                           ---------------
Net gain (loss)                                                                                        (29)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,217
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,246   $             11,554
Net realized gain (loss)                                                      (1,265)                 2,528
Realized gain distributions                                                    6,462                  5,368
Net change in unrealized appreciation (depreciation)                          (5,226)               (18,801)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,217                    649
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     223,760                110,169
Cost of units redeemed                                                      (137,605)               (85,260)
Account charges                                                                 (399)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           85,756                 24,909
                                                                --------------------   --------------------
Net increase (decrease)                                                       95,973                 25,558
Net assets, beginning                                                        375,881                350,323
                                                                --------------------   --------------------
Net assets, ending                                              $            471,854   $            375,881
                                                                ====================   ====================

Units sold                                                                   196,139                191,160
Units redeemed                                                              (123,486)              (169,392)
                                                                --------------------   --------------------
Net increase (decrease)                                                       72,653                 21,768
Units outstanding, beginning                                                 342,152                320,384
                                                                --------------------   --------------------
Units outstanding, ending                                                    414,805                342,152
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            672,556
Cost of units redeemed/account charges                                                             (233,502)
Net investment income (loss)                                                                         32,333
Net realized gain (loss)                                                                              1,399
Realized gain distributions                                                                          11,830
Net change in unrealized appreciation (depreciation)                                                (12,762)
                                                                                       --------------------
Net assets                                                                             $            471,854
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14               414   $           471              1.25%              3.5%
12/31/2013                        1.10               342               376              1.25%              0.5%
12/31/2012                        1.09               320               350              1.25%             10.1%
12/31/2011                        0.99                 0                 0              1.25%             -0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%              3.8%
12/31/2013                        1.11                 0                 0              1.00%              0.7%
12/31/2012                        1.10                 0                 0              1.00%             10.4%
12/31/2011                        0.99                 0                 0              1.00%             -0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.75%              4.1%
12/31/2013                        1.11                 0                 0              0.75%              1.0%
12/31/2012                        1.10                 0                 0              0.75%             10.7%
12/31/2011                        1.00                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.50%              4.3%
12/31/2013                        1.12                 0                 0              0.50%              1.2%
12/31/2012                        1.11                 0                 0              0.50%             11.0%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.25%              4.6%
12/31/2013                        1.13                 0                 0              0.25%              1.5%
12/31/2012                        1.11                 0                 0              0.25%             11.2%
12/31/2011                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.00%              4.8%
12/31/2013                        1.13                 0                 0              0.00%              1.7%
12/31/2012                        1.11                 0                 0              0.00%             11.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.5%
      2013          4.4%
      2012          8.1%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND A CLASS - 74441P106

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       362,471   $       421,681            25,549
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (20,871)
                                                       ---------------
Net assets                                             $       341,600
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       295,717           199,476   $          1.48
Band 100                                                        42,815            28,520              1.50
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.56
Band 0                                                           3,068             1,943              1.58
                                                       ---------------   ---------------
 Total                                                 $       341,600           229,939
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,250
Mortality & expense charges                                                                         (4,469)
                                                                                           ---------------
Net investment income (loss)                                                                           781
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,506
Realized gain distributions                                                                         36,309
Net change in unrealized appreciation (depreciation)                                               (65,153)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,338)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,557)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                781   $                (88)
Net realized gain (loss)                                                       2,506                 37,580
Realized gain distributions                                                   36,309                 31,183
Net change in unrealized appreciation (depreciation)                         (65,153)                (4,930)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,557)                63,745
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     131,363                420,703
Cost of units redeemed                                                      (171,715)              (247,025)
Account charges                                                                  (12)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                          (40,364)               173,666
                                                                --------------------   --------------------
Net increase (decrease)                                                      (65,921)               237,411
Net assets, beginning                                                        407,521                170,110
                                                                --------------------   --------------------
Net assets, ending                                              $            341,600   $            407,521
                                                                ====================   ====================

Units sold                                                                   105,316                297,746
Units redeemed                                                              (131,332)              (177,606)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,016)               120,140
Units outstanding, beginning                                                 255,955                135,815
                                                                --------------------   --------------------
Units outstanding, ending                                                    229,939                255,955
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            817,950
Cost of units redeemed/account charges                                                             (517,413)
Net investment income (loss)                                                                            729
Net realized gain (loss)                                                                             27,512
Realized gain distributions                                                                          72,032
Net change in unrealized appreciation (depreciation)                                                (59,210)
                                                                                       --------------------
Net assets                                                                             $            341,600
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48               199   $           296              1.25%             -6.8%
12/31/2013                        1.59               253               402              1.25%             27.1%
12/31/2012                        1.25               133               166              1.25%             31.7%
12/31/2011                        0.95                85                81              1.25%            -20.0%
12/31/2010                        1.19                11                13              1.25%             15.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                29   $            43              1.00%             -6.6%
12/31/2013                        1.61                 1                 1              1.00%             27.4%
12/31/2012                        1.26                 3                 4              1.00%             32.0%
12/31/2011                        0.96                 0                 0              1.00%            -19.8%
12/31/2010                        1.19                 0                 0              1.00%             16.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%             -6.4%
12/31/2013                        1.62                 0                 0              0.75%             27.7%
12/31/2012                        1.27                 0                 0              0.75%             32.4%
12/31/2011                        0.96                 0                 0              0.75%            -19.6%
12/31/2010                        1.19                 0                 0              0.75%             16.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.50%             -6.1%
12/31/2013                        1.64                 0                 0              0.50%             28.0%
12/31/2012                        1.28                 0                 0              0.50%             32.7%
12/31/2011                        0.97                 0                 0              0.50%            -19.4%
12/31/2010                        1.20                 0                 0              0.50%             16.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%             -5.9%
12/31/2013                        1.66                 0                 0              0.25%             28.4%
12/31/2012                        1.29                 0                 0              0.25%             33.0%
12/31/2011                        0.97                 0                 0              0.25%            -19.2%
12/31/2010                        1.20                 0                 0              0.25%             17.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 2   $             3              0.00%             -5.7%
12/31/2013                        1.67                 3                 4              0.00%             28.7%
12/31/2012                        1.30                 0                 0              0.00%             33.4%
12/31/2011                        0.98                 0                 0              0.00%            -18.9%
12/31/2010                        1.20                 0                 0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.2%
      2012          1.0%
      2011          3.0%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND Z CLASS - 74441P403

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       350,649   $       400,400            25,641
                                                                         ===============   ===============
Receivables: investments sold                                    1,919
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       352,568
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       352,568           234,402   $          1.50
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $       352,568           234,402
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,018
Mortality & expense charges                                                                         (4,505)
                                                                                           ---------------
Net investment income (loss)                                                                         1,513
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               655
Realized gain distributions                                                                         34,103
Net change in unrealized appreciation (depreciation)                                               (60,958)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,200)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,687)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,513   $                659
Net realized gain (loss)                                                         655                 28,329
Realized gain distributions                                                   34,103                 25,811
Net change in unrealized appreciation (depreciation)                         (60,958)                 3,505
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,687)                58,304
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      58,208                372,402
Cost of units redeemed                                                       (25,421)              (213,063)
Account charges                                                                  (22)                   (48)
                                                                --------------------   --------------------
Increase (decrease)                                                           32,765                159,291
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,078                217,595
Net assets, beginning                                                        344,490                126,895
                                                                --------------------   --------------------
Net assets, ending                                              $            352,568   $            344,490
                                                                ====================   ====================

Units sold                                                                    42,581                263,599
Units redeemed                                                               (22,106)              (150,136)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,475                113,463
Units outstanding, beginning                                                 213,927                100,464
                                                                --------------------   --------------------
Units outstanding, ending                                                    234,402                213,927
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            631,152
Cost of units redeemed/account charges                                                             (320,201)
Net investment income (loss)                                                                          2,486
Net realized gain (loss)                                                                             25,974
Realized gain distributions                                                                          62,908
Net change in unrealized appreciation (depreciation)                                                (49,751)
                                                                                       --------------------
Net assets                                                                             $            352,568
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50               234   $           353              1.25%             -6.6%
12/31/2013                        1.61               214               344              1.25%             27.5%
12/31/2012                        1.26               100               127              1.25%             32.1%
12/31/2011                        0.96                82                78              1.25%            -19.7%
12/31/2010                        1.19                 0                 0              1.25%             16.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              1.00%             -6.4%
12/31/2013                        1.63                 0                 0              1.00%             27.8%
12/31/2012                        1.27                 0                 0              1.00%             32.4%
12/31/2011                        0.96                 0                 0              1.00%            -19.5%
12/31/2010                        1.19                 0                 0              1.00%             16.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.75%             -6.1%
12/31/2013                        1.64                 0                 0              0.75%             28.1%
12/31/2012                        1.28                 0                 0              0.75%             32.7%
12/31/2011                        0.97                 0                 0              0.75%            -19.3%
12/31/2010                        1.20                 0                 0              0.75%             16.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%             -5.9%
12/31/2013                        1.66                 0                 0              0.50%             28.4%
12/31/2012                        1.29                 0                 0              0.50%             33.0%
12/31/2011                        0.97                 0                 0              0.50%            -19.1%
12/31/2010                        1.20                 0                 0              0.50%             17.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%             -5.7%
12/31/2013                        1.68                 0                 0              0.25%             28.8%
12/31/2012                        1.30                 0                 0              0.25%             33.4%
12/31/2011                        0.98                 0                 0              0.25%            -18.9%
12/31/2010                        1.20                 0                 0              0.25%             17.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%             -5.4%
12/31/2013                        1.69                 0                 0              0.00%             29.1%
12/31/2012                        1.31                 0                 0              0.00%             33.7%
12/31/2011                        0.98                 0                 0              0.00%            -18.7%
12/31/2010                        1.21                 0                 0              0.00%             17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.6%
      2012          1.2%
      2011          3.9%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND A CLASS - 744336108

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,290,417   $     1,187,457            52,891
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (915)
                                                       ---------------
Net assets                                             $     1,289,502
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       705,786           435,196   $          1.62
Band 100                                                       183,428           111,813              1.64
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.70
Band 0                                                         400,288           233,043              1.72
                                                       ---------------   ---------------
 Total                                                 $     1,289,502           780,052
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        32,953
Mortality & expense charges                                                                        (10,216)
                                                                                           ---------------
Net investment income (loss)                                                                        22,737
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,092
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               107,207
                                                                                           ---------------
Net gain (loss)                                                                                    129,299
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       152,036
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,737   $              4,941
Net realized gain (loss)                                                      22,092                 73,272
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         107,207                (66,326)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            152,036                 11,887
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     763,519                695,150
Cost of units redeemed                                                      (448,003)              (604,547)
Account charges                                                                 (346)                  (104)
                                                                --------------------   --------------------
Increase (decrease)                                                          315,170                 90,499
                                                                --------------------   --------------------
Net increase (decrease)                                                      467,206                102,386
Net assets, beginning                                                        822,296                719,910
                                                                --------------------   --------------------
Net assets, ending                                              $          1,289,502   $            822,296
                                                                ====================   ====================

Units sold                                                                   655,770                549,158
Units redeemed                                                              (446,433)              (487,202)
                                                                --------------------   --------------------
Net increase (decrease)                                                      209,337                 61,956
Units outstanding, beginning                                                 570,715                508,759
                                                                --------------------   --------------------
Units outstanding, ending                                                    780,052                570,715
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,423,451
Cost of units redeemed/account charges                                                           (1,390,134)
Net investment income (loss)                                                                         47,744
Net realized gain (loss)                                                                            105,481
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                102,960
                                                                                       --------------------
Net assets                                                                             $          1,289,502
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62               435   $           706              1.25%             12.6%
12/31/2013                        1.44               564               813              1.25%              2.3%
12/31/2012                        1.41               423               596              1.25%             25.4%
12/31/2011                        1.12               241               271              1.25%             -6.9%
12/31/2010                        1.21                15                18              1.25%             20.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64               112   $           183              1.00%             12.9%
12/31/2013                        1.45                 0                 0              1.00%              2.6%
12/31/2012                        1.42                 0                 0              1.00%             25.7%
12/31/2011                        1.13                 0                 0              1.00%             -6.7%
12/31/2010                        1.21                 0                 0              1.00%             20.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              0.75%             13.2%
12/31/2013                        1.47                 0                 0              0.75%              2.8%
12/31/2012                        1.43                 0                 0              0.75%             26.0%
12/31/2011                        1.13                 0                 0              0.75%             -6.5%
12/31/2010                        1.21                 0                 0              0.75%             21.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.50%             13.5%
12/31/2013                        1.48                 0                 0              0.50%              3.1%
12/31/2012                        1.43                 0                 0              0.50%             26.3%
12/31/2011                        1.14                 0                 0              0.50%             -6.2%
12/31/2010                        1.21                 0                 0              0.50%             21.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.25%             13.7%
12/31/2013                        1.49                 0                 0              0.25%              3.4%
12/31/2012                        1.44                 0                 0              0.25%             26.6%
12/31/2011                        1.14                 0                 0              0.25%             -6.0%
12/31/2010                        1.21                 0                 0              0.25%             21.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               233   $           400              0.00%             14.0%
12/31/2013                        1.51                 6                10              0.00%              3.6%
12/31/2012                        1.45                85               124              0.00%             26.9%
12/31/2011                        1.15                82                94              0.00%             -5.8%
12/31/2010                        1.22                 0                 0              0.00%             21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          1.9%
      2012          3.9%
      2011          3.4%
      2010          4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND Z CLASS - 744336504

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,379,679   $     8,501,791           382,822
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (12,003)
                                                       ---------------
Net assets                                             $     9,367,676
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,199,777         3,769,563   $          1.64
Band 100                                                            --                --              1.66
Band 75                                                             --                --              1.68
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.72
Band 0                                                       3,167,899         1,818,599              1.74
                                                       ---------------   ---------------
 Total                                                 $     9,367,676         5,588,162
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       263,990
Mortality & expense charges                                                                        (57,756)
                                                                                           ---------------
Net investment income (loss)                                                                       206,234
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           128,307
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               564,403
                                                                                           ---------------
Net gain (loss)                                                                                    692,710
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       898,944
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            206,234   $             97,057
Net realized gain (loss)                                                     128,307                164,176
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         564,403                (65,517)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            898,944                195,716
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,229,910              4,393,403
Cost of units redeemed                                                    (3,558,708)            (3,143,783)
Account charges                                                              (16,015)                (7,924)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,655,187              1,241,696
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,554,131              1,437,412
Net assets, beginning                                                      5,813,545              4,376,133
                                                                --------------------   --------------------
Net assets, ending                                              $          9,367,676   $          5,813,545
                                                                ====================   ====================

Units sold                                                                 4,094,515              3,038,042
Units redeemed                                                            (2,409,297)            (2,144,875)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,685,218                893,167
Units outstanding, beginning                                               3,902,944              3,009,777
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,588,162              3,902,944
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,812,164
Cost of units redeemed/account charges                                                          (11,144,605)
Net investment income (loss)                                                                        448,226
Net realized gain (loss)                                                                            374,003
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                877,888
                                                                                       --------------------
Net assets                                                                             $          9,367,676
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64             3,770   $         6,200              1.25%             13.0%
12/31/2013                        1.46             1,925             2,802              1.25%              2.6%
12/31/2012                        1.42               751             1,065              1.25%             25.7%
12/31/2011                        1.13               351               396              1.25%             -6.6%
12/31/2010                        1.21               123               149              1.25%             20.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 0   $             0              1.00%             13.3%
12/31/2013                        1.47                 0                 0              1.00%              2.8%
12/31/2012                        1.43                 0                 0              1.00%             26.1%
12/31/2011                        1.13                 0                 0              1.00%             -6.4%
12/31/2010                        1.21                 0                 0              1.00%             21.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              0.75%             13.6%
12/31/2013                        1.48                 0                 0              0.75%              3.1%
12/31/2012                        1.44                 0                 0              0.75%             26.4%
12/31/2011                        1.14                 0                 0              0.75%             -6.2%
12/31/2010                        1.21                 0                 0              0.75%             21.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.50%             13.8%
12/31/2013                        1.50                 0                 0              0.50%              3.4%
12/31/2012                        1.45                 0                 0              0.50%             26.7%
12/31/2011                        1.14                 0                 0              0.50%             -5.9%
12/31/2010                        1.21                 0                 0              0.50%             21.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.25%             14.1%
12/31/2013                        1.51                 0                 0              0.25%              3.6%
12/31/2012                        1.46                 0                 0              0.25%             27.0%
12/31/2011                        1.15                 0                 0              0.25%             -5.7%
12/31/2010                        1.22                 0                 0              0.25%             21.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74             1,819   $         3,168              0.00%             14.4%
12/31/2013                        1.52             1,978             3,012              0.00%              3.9%
12/31/2012                        1.47             2,259             3,311              0.00%             27.3%
12/31/2011                        1.15                 0                 0              0.00%             -5.5%
12/31/2010                        1.22                 0                 0              0.00%             21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.5%
      2013          2.3%
      2012          6.2%
      2011          2.6%
      2010          5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND A CLASS - 74440Y108

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,265,874   $     5,428,890           955,122
                                                                         ===============   ===============
Receivables: investments sold                                   15,950
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,281,824
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,286,293         3,100,337   $          1.38
Band 100                                                       864,007           617,821              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.45
Band 0                                                         131,524            89,822              1.46
                                                       ---------------   ---------------
 Total                                                 $     5,281,824         3,807,980
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       289,595
Mortality & expense charges                                                                        (57,207)
                                                                                           ---------------
Net investment income (loss)                                                                       232,388
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,043
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (218,312)
                                                                                           ---------------
Net gain (loss)                                                                                   (188,269)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        44,119
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            232,388   $            172,744
Net realized gain (loss)                                                      30,043                 22,337
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (218,312)                (7,000)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,119                188,081
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,944,592              2,988,975
Cost of units redeemed                                                    (1,954,333)            (1,269,467)
Account charges                                                               (2,295)                (1,516)
                                                                --------------------   --------------------
Increase (decrease)                                                          987,964              1,717,992
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,032,083              1,906,073
Net assets, beginning                                                      4,249,741              2,343,668
                                                                --------------------   --------------------
Net assets, ending                                              $          5,281,824   $          4,249,741
                                                                ====================   ====================

Units sold                                                                 2,396,889              2,480,097
Units redeemed                                                            (1,702,838)            (1,180,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                      694,051              1,299,818
Units outstanding, beginning                                               3,113,929              1,814,111
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,807,980              3,113,929
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,304,214
Cost of units redeemed/account charges                                                           (4,419,898)
Net investment income (loss)                                                                        507,682
Net realized gain (loss)                                                                             52,842
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (163,016)
                                                                                       --------------------
Net assets                                                                             $          5,281,824
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38             3,100   $         4,286              1.25%              1.3%
12/31/2013                        1.36             3,114             4,250              1.25%              5.6%
12/31/2012                        1.29             1,814             2,344              1.25%             12.7%
12/31/2011                        1.15               461               529              1.25%              3.5%
12/31/2010                        1.11                24                27              1.25%             10.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40               618   $           864              1.00%              1.6%
12/31/2013                        1.38                 0                 0              1.00%              5.9%
12/31/2012                        1.30                 0                 0              1.00%             13.0%
12/31/2011                        1.15                 0                 0              1.00%              3.8%
12/31/2010                        1.11                 0                 0              1.00%             10.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.75%              1.8%
12/31/2013                        1.39                 0                 0              0.75%              6.2%
12/31/2012                        1.31                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.0%
12/31/2010                        1.11                 0                 0              0.75%             11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.50%              2.1%
12/31/2013                        1.40                 0                 0              0.50%              6.4%
12/31/2012                        1.32                 0                 0              0.50%             13.5%
12/31/2011                        1.16                 0                 0              0.50%              4.3%
12/31/2010                        1.11                 0                 0              0.50%             11.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.25%              2.3%
12/31/2013                        1.41                 0                 0              0.25%              6.7%
12/31/2012                        1.33                 0                 0              0.25%             13.8%
12/31/2011                        1.16                 0                 0              0.25%              4.5%
12/31/2010                        1.11                 0                 0              0.25%             11.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                90   $           132              0.00%              2.6%
12/31/2013                        1.43                 0                 0              0.00%              7.0%
12/31/2012                        1.33                 0                 0              0.00%             14.1%
12/31/2011                        1.17                 0                 0              0.00%              4.8%
12/31/2010                        1.12                 0                 0              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          6.1%
      2013          6.5%
      2012          6.8%
      2011          9.6%
      2010          0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND Z CLASS - 74440Y801

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,487,743   $    10,783,038         1,909,776
                                                                         ===============   ===============
Receivables: investments sold                                   92,419
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,580,162
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,339,088         7,384,604   $          1.40
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.47
Band 0                                                         241,074           162,571              1.48
                                                       ---------------   ---------------
 Total                                                 $    10,580,162         7,547,175
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       743,118
Mortality & expense charges                                                                       (139,899)
                                                                                           ---------------
Net investment income (loss)                                                                       603,219
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            89,114
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (456,346)
                                                                                           ---------------
Net gain (loss)                                                                                   (367,232)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       235,987
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            603,219   $            538,822
Net realized gain (loss)                                                      89,114                143,946
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (456,346)              (107,663)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            235,987                575,105
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,393,859              5,432,447
Cost of units redeemed                                                    (4,790,721)            (5,288,198)
Account charges                                                               (2,193)                (3,505)
                                                                --------------------   --------------------
Increase (decrease)                                                         (399,055)               140,744
                                                                --------------------   --------------------
Net increase (decrease)                                                     (163,068)               715,849
Net assets, beginning                                                     10,743,230             10,027,381
                                                                --------------------   --------------------
Net assets, ending                                              $         10,580,162   $         10,743,230
                                                                ====================   ====================

Units sold                                                                 3,471,549              4,068,461
Units redeemed                                                            (3,692,240)            (3,989,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (220,691)                79,182
Units outstanding, beginning                                               7,767,866              7,688,684
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,547,175              7,767,866
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         21,470,198
Cost of units redeemed/account charges                                                          (12,433,620)
Net investment income (loss)                                                                      1,600,971
Net realized gain (loss)                                                                            237,908
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (295,295)
                                                                                       --------------------
Net assets                                                                             $         10,580,162
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40             7,385   $        10,339              1.25%              1.6%
12/31/2013                        1.38             7,203             9,929              1.25%              5.9%
12/31/2012                        1.30             7,204             9,375              1.25%             12.8%
12/31/2011                        1.15             1,402             1,618              1.25%              3.8%
12/31/2010                        1.11               485               539              1.25%             11.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              1.00%              1.8%
12/31/2013                        1.39                 0                 0              1.00%              6.2%
12/31/2012                        1.31                 0                 0              1.00%             13.1%
12/31/2011                        1.16                 0                 0              1.00%              4.1%
12/31/2010                        1.11                 0                 0              1.00%             11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%              2.1%
12/31/2013                        1.40                 0                 0              0.75%              6.4%
12/31/2012                        1.32                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.3%
12/31/2010                        1.12                 0                 0              0.75%             11.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.50%              2.3%
12/31/2013                        1.42                 0                 0              0.50%              6.7%
12/31/2012                        1.33                 0                 0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              4.6%
12/31/2010                        1.12                 0                 0              0.50%             11.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.25%              2.6%
12/31/2013                        1.43                 0                 0              0.25%              7.0%
12/31/2012                        1.34                 0                 0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              4.8%
12/31/2010                        1.12                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48               163   $           241              0.00%              2.8%
12/31/2013                        1.44               565               814              0.00%              7.2%
12/31/2012                        1.34               485               652              0.00%             14.2%
12/31/2011                        1.18                 0                 0              0.00%              5.1%
12/31/2010                        1.12                 0                 0              0.00%             12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          7.0%
      2013          6.3%
      2012          8.0%
      2011          7.4%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PRUDENTIAL JENNISON 20/20 FOCUS A CLASS - 74440G107

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       366,871   $       383,106            22,281
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,011)
                                                       ---------------
Net assets                                             $       365,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       206,636           126,421   $          1.63
Band 100                                                       159,224            96,299              1.65
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.71
Band 0                                                              --                --              1.73
                                                       ---------------   ---------------
 Total                                                 $       365,860           222,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,227)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,227)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,238
Realized gain distributions                                                                         37,783
Net change in unrealized appreciation (depreciation)                                               (25,323)
                                                                                           ---------------
Net gain (loss)                                                                                     26,698
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        21,471
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,227)  $             (3,704)
Net realized gain (loss)                                                      14,238                 10,596
Realized gain distributions                                                   37,783                 60,612
Net change in unrealized appreciation (depreciation)                         (25,323)                 2,446
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,471                 69,950
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     219,905                194,690
Cost of units redeemed                                                      (297,577)               (61,182)
Account charges                                                                 (418)                   (48)
                                                                --------------------   --------------------
Increase (decrease)                                                          (78,090)               133,460
                                                                --------------------   --------------------
Net increase (decrease)                                                      (56,619)               203,410
Net assets, beginning                                                        422,479                219,069
                                                                --------------------   --------------------
Net assets, ending                                              $            365,860   $            422,479
                                                                ====================   ====================

Units sold                                                                   215,635                137,793
Units redeemed                                                              (264,253)               (45,446)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,618)                92,347
Units outstanding, beginning                                                 271,338                178,991
                                                                --------------------   --------------------
Units outstanding, ending                                                    222,720                271,338
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            697,527
Cost of units redeemed/account charges                                                             (439,607)
Net investment income (loss)                                                                        (12,117)
Net realized gain (loss)                                                                             23,794
Realized gain distributions                                                                         112,498
Net change in unrealized appreciation (depreciation)                                                (16,235)
                                                                                       --------------------
Net assets                                                                             $            365,860
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63               126   $           207              1.25%              5.0%
12/31/2013                        1.56               271               422              1.25%             27.2%
12/31/2012                        1.22               179               219              1.25%             11.6%
12/31/2011                        1.10               143               156              1.25%             -5.1%
12/31/2010                        1.16                12                13              1.25%             15.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                96   $           159              1.00%              5.2%
12/31/2013                        1.57                 0                 0              1.00%             27.5%
12/31/2012                        1.23                 0                 0              1.00%             11.8%
12/31/2011                        1.10                 0                 0              1.00%             -4.8%
12/31/2010                        1.16                 0                 0              1.00%             15.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.75%              5.5%
12/31/2013                        1.59                 0                 0              0.75%             27.9%
12/31/2012                        1.24                 0                 0              0.75%             12.1%
12/31/2011                        1.11                 0                 0              0.75%             -4.6%
12/31/2010                        1.16                 0                 0              0.75%             15.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.50%              5.8%
12/31/2013                        1.60                 0                 0              0.50%             28.2%
12/31/2012                        1.25                 0                 0              0.50%             12.4%
12/31/2011                        1.11                 0                 0              0.50%             -4.3%
12/31/2010                        1.16                 0                 0              0.50%             16.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.25%              6.0%
12/31/2013                        1.61                 0                 0              0.25%             28.5%
12/31/2012                        1.26                 0                 0              0.25%             12.7%
12/31/2011                        1.11                 0                 0              0.25%             -4.1%
12/31/2010                        1.16                 0                 0              0.25%             16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              0.00%              6.3%
12/31/2013                        1.63                 0                 0              0.00%             28.8%
12/31/2012                        1.26                 0                 0              0.00%             13.0%
12/31/2011                        1.12                 0                 0              0.00%             -3.9%
12/31/2010                        1.16                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               PRUDENTIAL JENNISON 20/20 FOCUS Z CLASS - 74440G404

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,759   $         1,930               100
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,759
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,759             1,061   $          1.66
Band 100                                                            --                --              1.68
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.72
Band 25                                                             --                --              1.74
Band 0                                                              --                --              1.76
                                                       ---------------   ---------------
 Total                                                 $         1,759             1,061
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,307)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,307)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,569
Realized gain distributions                                                                            155
Net change in unrealized appreciation (depreciation)                                               (17,405)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,681)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,988)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,307)  $             (4,476)
Net realized gain (loss)                                                      14,569                  9,154
Realized gain distributions                                                      155                 61,042
Net change in unrealized appreciation (depreciation)                         (17,405)                29,278
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,988)                94,998
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,254                 50,217
Cost of units redeemed                                                      (399,270)              (145,300)
Account charges                                                                  (28)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                         (381,044)               (95,163)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (385,032)                  (165)
Net assets, beginning                                                        386,791                386,956
                                                                --------------------   --------------------
Net assets, ending                                              $              1,759   $            386,791
                                                                ====================   ====================

Units sold                                                                    11,567                 40,296
Units redeemed                                                              (256,191)              (108,370)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (244,624)               (68,074)
Units outstanding, beginning                                                 245,685                313,759
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,061                245,685
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            521,925
Cost of units redeemed/account charges                                                             (616,495)
Net investment income (loss)                                                                        (12,876)
Net realized gain (loss)                                                                             21,605
Realized gain distributions                                                                          87,771
Net change in unrealized appreciation (depreciation)                                                   (171)
                                                                                       --------------------
Net assets                                                                             $              1,759
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66                 1   $             2              1.25%              5.3%
12/31/2013                        1.57               246               387              1.25%             27.7%
12/31/2012                        1.23               314               387              1.25%             11.9%
12/31/2011                        1.10               291               320              1.25%             -4.7%
12/31/2010                        1.16                 0                 0              1.25%             15.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.68                 0   $             0              1.00%              5.5%
12/31/2013                        1.59                 0                 0              1.00%             28.0%
12/31/2012                        1.24                 0                 0              1.00%             12.1%
12/31/2011                        1.11                 0                 0              1.00%             -4.5%
12/31/2010                        1.16                 0                 0              1.00%             15.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%              5.8%
12/31/2013                        1.60                 0                 0              0.75%             28.3%
12/31/2012                        1.25                 0                 0              0.75%             12.4%
12/31/2011                        1.11                 0                 0              0.75%             -4.3%
12/31/2010                        1.16                 0                 0              0.75%             16.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.50%              6.1%
12/31/2013                        1.62                 0                 0              0.50%             28.6%
12/31/2012                        1.26                 0                 0              0.50%             12.7%
12/31/2011                        1.12                 0                 0              0.50%             -4.0%
12/31/2010                        1.16                 0                 0              0.50%             16.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.25%              6.3%
12/31/2013                        1.63                 0                 0              0.25%             28.9%
12/31/2012                        1.27                 0                 0              0.25%             13.0%
12/31/2011                        1.12                 0                 0              0.25%             -3.8%
12/31/2010                        1.16                 0                 0              0.25%             16.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.00%              6.6%
12/31/2013                        1.65                 0                 0              0.00%             29.3%
12/31/2012                        1.27                 0                 0              0.00%             13.3%
12/31/2011                        1.12                 0                 0              0.00%             -3.5%
12/31/2010                        1.17                 0                 0              0.00%             16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.1%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND A CLASS - 74441P502

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,686,496   $     2,458,748            56,210
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,937)
                                                       ---------------
Net assets                                             $     2,679,559
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,813,586           530,485   $          3.42
Band 100                                                       865,973           250,136              3.46
Band 75                                                             --                --              3.51
Band 50                                                             --                --              3.55
Band 25                                                             --                --              3.60
Band 0                                                              --                --              3.64
                                                       ---------------   ---------------
 Total                                                 $     2,679,559           780,621
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (25,844)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,844)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           246,432
Realized gain distributions                                                                        327,412
Net change in unrealized appreciation (depreciation)                                                61,221
                                                                                           ---------------
Net gain (loss)                                                                                    635,065
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       609,221
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,844)  $            (16,270)
Net realized gain (loss)                                                     246,432                181,819
Realized gain distributions                                                  327,412                125,765
Net change in unrealized appreciation (depreciation)                          61,221                206,253
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            609,221                497,567
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,716,506              1,575,714
Cost of units redeemed                                                    (1,379,127)            (1,039,292)
Account charges                                                               (1,367)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                          336,012                536,342
                                                                --------------------   --------------------
Net increase (decrease)                                                      945,233              1,033,909
Net assets, beginning                                                      1,734,326                700,417
                                                                --------------------   --------------------
Net assets, ending                                              $          2,679,559   $          1,734,326
                                                                ====================   ====================

Units sold                                                                   849,297                737,714
Units redeemed                                                              (747,230)              (480,639)
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,067                257,075
Units outstanding, beginning                                                 678,554                421,479
                                                                --------------------   --------------------
Units outstanding, ending                                                    780,621                678,554
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,243,235
Cost of units redeemed/account charges                                                           (2,747,769)
Net investment income (loss)                                                                        (49,195)
Net realized gain (loss)                                                                            469,839
Realized gain distributions                                                                         535,701
Net change in unrealized appreciation (depreciation)                                                227,748
                                                                                       --------------------
Net assets                                                                             $          2,679,559
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.42               530   $         1,814              1.25%             33.8%
12/31/2013                        2.56               676             1,727              1.25%             53.9%
12/31/2012                        1.66               409               679              1.25%             23.5%
12/31/2011                        1.34               165               221              1.25%             11.3%
12/31/2010                        1.21                16                19              1.25%             16.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.46               250   $           866              1.00%             34.1%
12/31/2013                        2.58                 3                 7              1.00%             54.3%
12/31/2012                        1.67                 3                 4              1.00%             23.8%
12/31/2011                        1.35                 0                 0              1.00%             11.6%
12/31/2010                        1.21                 0                 0              1.00%             17.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.51                 0   $             0              0.75%             34.4%
12/31/2013                        2.61                 0                 0              0.75%             54.7%
12/31/2012                        1.69                 0                 0              0.75%             24.1%
12/31/2011                        1.36                 0                 0              0.75%             11.9%
12/31/2010                        1.21                 0                 0              0.75%             17.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.55                 0   $             0              0.50%             34.8%
12/31/2013                        2.63                 0                 0              0.50%             55.1%
12/31/2012                        1.70                 0                 0              0.50%             24.5%
12/31/2011                        1.36                 0                 0              0.50%             12.1%
12/31/2010                        1.22                 0                 0              0.50%             17.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.60                 0   $             0              0.25%             35.1%
12/31/2013                        2.66                 0                 0              0.25%             55.5%
12/31/2012                        1.71                 0                 0              0.25%             24.8%
12/31/2011                        1.37                 0                 0              0.25%             12.4%
12/31/2010                        1.22                 0                 0              0.25%             18.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.64                 0   $             0              0.00%             35.4%
12/31/2013                        2.69                 0                 0              0.00%             55.9%
12/31/2012                        1.72                10                17              0.00%             25.1%
12/31/2011                        1.38                 0                 0              0.00%             12.7%
12/31/2010                        1.22                 0                 0              0.00%             18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND Z CLASS - 74441P866

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,391,764   $     2,737,823            66,442
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (541)
                                                       ---------------
Net assets                                             $     3,391,223
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,391,223           977,638   $          3.47
Band 100                                                            --                --              3.51
Band 75                                                             --                --              3.56
Band 50                                                             --                --              3.60
Band 25                                                             --                --              3.65
Band 0                                                              --                --              3.69
                                                       ---------------   ---------------
 Total                                                 $     3,391,223           977,638
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (30,954)
                                                                                           ---------------
Net investment income (loss)                                                                       (30,954)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,583
Realized gain distributions                                                                        403,144
Net change in unrealized appreciation (depreciation)                                               307,644
                                                                                           ---------------
Net gain (loss)                                                                                    814,371
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       783,417
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (30,954)  $            (15,249)
Net realized gain (loss)                                                     103,583                 55,199
Realized gain distributions                                                  403,144                128,218
Net change in unrealized appreciation (depreciation)                         307,644                338,762
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            783,417                506,930
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,173,975                880,547
Cost of units redeemed                                                      (453,757)              (269,182)
Account charges                                                                 (116)                  (245)
                                                                --------------------   --------------------
Increase (decrease)                                                          720,102                611,120
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,503,519              1,118,050
Net assets, beginning                                                      1,887,704                769,654
                                                                --------------------   --------------------
Net assets, ending                                              $          3,391,223   $          1,887,704
                                                                ====================   ====================

Units sold                                                                   403,532                400,383
Units redeemed                                                              (156,024)              (129,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                      247,508                270,543
Units outstanding, beginning                                                 730,130                459,587
                                                                --------------------   --------------------
Units outstanding, ending                                                    977,638                730,130
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,797,679
Cost of units redeemed/account charges                                                             (787,514)
Net investment income (loss)                                                                        (53,886)
Net realized gain (loss)                                                                            165,534
Realized gain distributions                                                                         615,469
Net change in unrealized appreciation (depreciation)                                                653,941
                                                                                       --------------------
Net assets                                                                             $          3,391,223
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.47               978   $         3,391              1.25%             34.2%
12/31/2013                        2.59               730             1,888              1.25%             54.4%
12/31/2012                        1.67               460               770              1.25%             23.9%
12/31/2011                        1.35               142               192              1.25%             11.6%
12/31/2010                        1.21                 0                 0              1.25%             17.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.51                 0   $             0              1.00%             34.5%
12/31/2013                        2.61                 0                 0              1.00%             54.8%
12/31/2012                        1.69                 0                 0              1.00%             24.2%
12/31/2011                        1.36                 0                 0              1.00%             11.9%
12/31/2010                        1.21                 0                 0              1.00%             17.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.56                 0   $             0              0.75%             34.8%
12/31/2013                        2.64                 0                 0              0.75%             55.2%
12/31/2012                        1.70                 0                 0              0.75%             24.5%
12/31/2011                        1.37                 0                 0              0.75%             12.2%
12/31/2010                        1.22                 0                 0              0.75%             17.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.60                 0   $             0              0.50%             35.2%
12/31/2013                        2.66                 0                 0              0.50%             55.5%
12/31/2012                        1.71                 0                 0              0.50%             24.8%
12/31/2011                        1.37                 0                 0              0.50%             12.5%
12/31/2010                        1.22                 0                 0              0.50%             18.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.65                 0   $             0              0.25%             35.5%
12/31/2013                        2.69                 0                 0              0.25%             55.9%
12/31/2012                        1.73                 0                 0              0.25%             25.2%
12/31/2011                        1.38                 0                 0              0.25%             12.7%
12/31/2010                        1.22                 0                 0              0.25%             18.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.69                 0   $             0              0.00%             35.9%
12/31/2013                        2.72                 0                 0              0.00%             56.3%
12/31/2012                        1.74                 0                 0              0.00%             25.5%
12/31/2011                        1.39                 0                 0              0.00%             13.0%
12/31/2010                        1.23                 0                 0              0.00%             18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PRUDENTIAL JENNISON MID CAP GROWTH FUND A CLASS - 74441C105

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,507,997   $     5,964,721           170,330
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,701)
                                                       ---------------
Net assets                                             $     6,491,296
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,337,864         2,825,271   $          1.89
Band 100                                                     1,153,432           602,861              1.91
Band 75                                                             --                --              1.94
Band 50                                                             --                --              1.96
Band 25                                                             --                --              1.99
Band 0                                                              --                --              2.01
                                                       ---------------   ---------------
 Total                                                 $     6,491,296         3,428,132
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (71,508)
                                                                                           ---------------
Net investment income (loss)                                                                       (71,508)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           137,594
Realized gain distributions                                                                        651,922
Net change in unrealized appreciation (depreciation)                                              (251,219)
                                                                                           ---------------
Net gain (loss)                                                                                    538,297
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       466,789
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (71,508)  $            (52,984)
Net realized gain (loss)                                                     137,594                197,832
Realized gain distributions                                                  651,922                124,640
Net change in unrealized appreciation (depreciation)                        (251,219)               701,003
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            466,789                970,491
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,139,758              2,624,929
Cost of units redeemed                                                    (1,139,221)            (1,727,958)
Account charges                                                               (1,577)                (1,766)
                                                                --------------------   --------------------
Increase (decrease)                                                          998,960                895,205
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,465,749              1,865,696
Net assets, beginning                                                      5,025,547              3,159,851
                                                                --------------------   --------------------
Net assets, ending                                              $          6,491,296   $          5,025,547
                                                                ====================   ====================

Units sold                                                                 1,652,778              1,969,402
Units redeemed                                                            (1,092,076)            (1,375,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                      560,702                594,153
Units outstanding, beginning                                               2,867,430              2,273,277
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,428,132              2,867,430
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,733,282
Cost of units redeemed/account charges                                                           (4,885,773)
Net investment income (loss)                                                                       (150,676)
Net realized gain (loss)                                                                            388,670
Realized gain distributions                                                                         862,517
Net change in unrealized appreciation (depreciation)                                                543,276
                                                                                       --------------------
Net assets                                                                             $          6,491,296
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89             2,825   $         5,338              1.25%              7.8%
12/31/2013                        1.75             2,865             5,022              1.25%             26.1%
12/31/2012                        1.39             2,272             3,158              1.25%             14.4%
12/31/2011                        1.21               834             1,013              1.25%              0.8%
12/31/2010                        1.20               125               151              1.25%             18.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91               603   $         1,153              1.00%              8.1%
12/31/2013                        1.77                 2                 4              1.00%             26.4%
12/31/2012                        1.40                 1                 2              1.00%             14.7%
12/31/2011                        1.22                 0                 0              1.00%              1.1%
12/31/2010                        1.21                 0                 0              1.00%             18.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%              8.3%
12/31/2013                        1.79                 0                 0              0.75%             26.7%
12/31/2012                        1.41                 0                 0              0.75%             15.0%
12/31/2011                        1.23                 0                 0              0.75%              1.3%
12/31/2010                        1.21                 0                 0              0.75%             19.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.50%              8.6%
12/31/2013                        1.81                 0                 0              0.50%             27.0%
12/31/2012                        1.42                 0                 0              0.50%             15.3%
12/31/2011                        1.23                 0                 0              0.50%              1.6%
12/31/2010                        1.21                 0                 0              0.50%             19.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%              8.9%
12/31/2013                        1.82                 0                 0              0.25%             27.4%
12/31/2012                        1.43                 0                 0              0.25%             15.6%
12/31/2011                        1.24                 0                 0              0.25%              1.9%
12/31/2010                        1.22                 0                 0              0.25%             19.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.01                 0   $             0              0.00%              9.2%
12/31/2013                        1.84                 0                 0              0.00%             27.7%
12/31/2012                        1.44                 0                 0              0.00%             15.9%
12/31/2011                        1.25                 0                 0              0.00%              2.1%
12/31/2010                        1.22                 0                 0              0.00%             20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.2%
      2011          0.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PRUDENTIAL JENNISON MID CAP GROWTH FUND Z CLASS - 74441C808

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,042,584   $    16,395,445           471,802
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (156,325)
                                                       ---------------
Net assets                                             $    18,886,259
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,343,069         8,524,807   $          1.92
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              1.99
Band 25                                                             --                --              2.02
Band 0                                                       2,543,190         1,245,641              2.04
                                                       ---------------   ---------------
 Total                                                 $    18,886,259         9,770,448
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (196,310)
                                                                                           ---------------
Net investment income (loss)                                                                      (196,310)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           724,279
Realized gain distributions                                                                      1,822,201
Net change in unrealized appreciation (depreciation)                                              (834,667)
                                                                                           ---------------
Net gain (loss)                                                                                  1,711,813
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,515,503
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (196,310)  $           (164,122)
Net realized gain (loss)                                                     724,279                582,725
Realized gain distributions                                                1,822,201                450,889
Net change in unrealized appreciation (depreciation)                        (834,667)             2,908,666
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,515,503              3,778,158
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,313,287              7,478,166
Cost of units redeemed                                                    (4,355,857)            (5,525,163)
Account charges                                                              (11,412)               (15,207)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,053,982)             1,937,796
                                                                --------------------   --------------------
Net increase (decrease)                                                      461,521              5,715,954
Net assets, beginning                                                     18,424,738             12,708,784
                                                                --------------------   --------------------
Net assets, ending                                              $         18,886,259   $         18,424,738
                                                                ====================   ====================

Units sold                                                                 1,904,420              5,372,578
Units redeemed                                                            (2,433,615)            (4,065,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (529,195)             1,307,087
Units outstanding, beginning                                              10,299,643              8,992,556
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,770,448             10,299,643
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         29,028,927
Cost of units redeemed/account charges                                                          (16,554,977)
Net investment income (loss)                                                                       (448,281)
Net realized gain (loss)                                                                          1,564,944
Realized gain distributions                                                                       2,648,507
Net change in unrealized appreciation (depreciation)                                              2,647,139
                                                                                       --------------------
Net assets                                                                             $         18,886,259
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92             8,525   $        16,343              1.25%              8.1%
12/31/2013                        1.77             8,590            15,235              1.25%             26.5%
12/31/2012                        1.40             7,165            10,047              1.25%             14.8%
12/31/2011                        1.22             4,698             5,739              1.25%              1.1%
12/31/2010                        1.21             2,367             2,858              1.25%             18.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%              8.4%
12/31/2013                        1.79                 0                 0              1.00%             26.8%
12/31/2012                        1.41                 0                 0              1.00%             15.1%
12/31/2011                        1.23                 0                 0              1.00%              1.4%
12/31/2010                        1.21                 0                 0              1.00%             19.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%              8.6%
12/31/2013                        1.81                 0                 0              0.75%             27.1%
12/31/2012                        1.42                 0                 0              0.75%             15.4%
12/31/2011                        1.23                 0                 0              0.75%              1.7%
12/31/2010                        1.21                 0                 0              0.75%             19.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.50%              8.9%
12/31/2013                        1.83                 0                 0              0.50%             27.4%
12/31/2012                        1.43                 0                 0              0.50%             15.7%
12/31/2011                        1.24                 0                 0              0.50%              1.9%
12/31/2010                        1.22                 0                 0              0.50%             19.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.25%              9.2%
12/31/2013                        1.85                 0                 0              0.25%             27.8%
12/31/2012                        1.45                 0                 0              0.25%             15.9%
12/31/2011                        1.25                 0                 0              0.25%              2.2%
12/31/2010                        1.22                 0                 0              0.25%             20.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04             1,246   $         2,543              0.00%              9.4%
12/31/2013                        1.87             1,710             3,189              0.00%             28.1%
12/31/2012                        1.46             1,828             2,662              0.00%             16.2%
12/31/2011                        1.25                 0                 0              0.00%              2.4%
12/31/2010                        1.22                 0                 0              0.00%             20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.5%
      2011          0.5%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND A CLASS - 74441K107

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       799,416   $       972,267            20,857
                                                                         ===============   ===============
Receivables: investments sold                                   26,972
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       826,388
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       739,392           856,358   $          0.86
Band 100                                                        50,812            58,113              0.87
Band 75                                                             --                --              0.89
Band 50                                                             --                --              0.90
Band 25                                                             --                --              0.91
Band 0                                                          36,184            39,348              0.92
                                                       ---------------   ---------------
 Total                                                 $       826,388           953,819
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (11,021)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,021)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,932
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (216,241)
                                                                                           ---------------
Net gain (loss)                                                                                   (193,309)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (204,330)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,021)  $             (8,489)
Net realized gain (loss)                                                      22,932                (32,971)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (216,241)                98,666
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (204,330)                57,206
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     408,488                585,875
Cost of units redeemed                                                      (324,023)              (337,899)
Account charges                                                                 (214)                  (167)
                                                                --------------------   --------------------
Increase (decrease)                                                           84,251                247,809
                                                                --------------------   --------------------
Net increase (decrease)                                                     (120,079)               305,015
Net assets, beginning                                                        946,467                641,452
                                                                --------------------   --------------------
Net assets, ending                                              $            826,388   $            946,467
                                                                ====================   ====================

Units sold                                                                   424,838                573,069
Units redeemed                                                              (336,660)              (343,646)
                                                                --------------------   --------------------
Net increase (decrease)                                                       88,178                229,423
Units outstanding, beginning                                                 865,641                636,218
                                                                --------------------   --------------------
Units outstanding, ending                                                    953,819                865,641
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,272,097
Cost of units redeemed/account charges                                                           (1,176,455)
Net investment income (loss)                                                                        (31,495)
Net realized gain (loss)                                                                            (64,908)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (172,851)
                                                                                       --------------------
Net assets                                                                             $            826,388
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.86               856   $           739              1.25%            -20.9%
12/31/2013                        1.09               847               925              1.25%              8.4%
12/31/2012                        1.01               625               630              1.25%             -3.9%
12/31/2011                        1.05               430               451              1.25%            -19.8%
12/31/2010                        1.31                14                18              1.25%             26.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87                58   $            51              1.00%            -20.7%
12/31/2013                        1.10                 0                 0              1.00%              8.7%
12/31/2012                        1.02                 0                 0              1.00%             -3.7%
12/31/2011                        1.05                 0                 0              1.00%            -19.6%
12/31/2010                        1.31                 0                 0              1.00%             26.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.89                 0   $             0              0.75%            -20.5%
12/31/2013                        1.11                 0                 0              0.75%              8.9%
12/31/2012                        1.02                 0                 0              0.75%             -3.4%
12/31/2011                        1.06                 0                 0              0.75%            -19.4%
12/31/2010                        1.31                 0                 0              0.75%             26.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.90                 0   $             0              0.50%            -20.3%
12/31/2013                        1.13                 0                 0              0.50%              9.2%
12/31/2012                        1.03                 0                 0              0.50%             -3.2%
12/31/2011                        1.06                 0                 0              0.50%            -19.2%
12/31/2010                        1.32                 0                 0              0.50%             27.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.91                 0   $             0              0.25%            -20.1%
12/31/2013                        1.14                 0                 0              0.25%              9.5%
12/31/2012                        1.04                 0                 0              0.25%             -3.0%
12/31/2011                        1.07                 0                 0              0.25%            -19.0%
12/31/2010                        1.32                 0                 0              0.25%             27.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.92                39   $            36              0.00%            -19.9%
12/31/2013                        1.15                19                22              0.00%              9.8%
12/31/2012                        1.05                11                12              0.00%             -2.7%
12/31/2011                        1.08                 8                 8              0.00%            -18.8%
12/31/2010                        1.32                 0                 0              0.00%             27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND Z CLASS - 74441K503

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,172,399   $     1,487,754            30,779
                                                                         ===============   ===============
Receivables: investments sold                                   93,260
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,265,659
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,265,659         1,443,603   $          0.88
Band 100                                                            --                --              0.89
Band 75                                                             --                --              0.90
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.92
Band 0                                                              --                --              0.93
                                                       ---------------   ---------------
 Total                                                 $     1,265,659         1,443,603
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (17,861)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,861)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            94,424
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (334,412)
                                                                                           ---------------
Net gain (loss)                                                                                   (239,988)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (257,849)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,861)  $            (14,691)
Net realized gain (loss)                                                      94,424                (34,234)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (334,412)               138,971
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (257,849)                90,046
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,186,803                689,404
Cost of units redeemed                                                    (1,090,949)              (400,683)
Account charges                                                                 (779)                  (337)
                                                                --------------------   --------------------
Increase (decrease)                                                           95,075                288,384
                                                                --------------------   --------------------
Net increase (decrease)                                                     (162,774)               378,430
Net assets, beginning                                                      1,428,433              1,050,003
                                                                --------------------   --------------------
Net assets, ending                                              $          1,265,659   $          1,428,433
                                                                ====================   ====================

Units sold                                                                 1,090,986                644,519
Units redeemed                                                              (939,579)              (384,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                      151,407                259,551
Units outstanding, beginning                                               1,292,196              1,032,645
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,443,603              1,292,196
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,644,394
Cost of units redeemed/account charges                                                           (2,028,533)
Net investment income (loss)                                                                        (51,253)
Net realized gain (loss)                                                                             16,406
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (315,355)
                                                                                       --------------------
Net assets                                                                             $          1,265,659
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.88             1,444   $         1,266              1.25%            -20.7%
12/31/2013                        1.11             1,292             1,428              1.25%              8.7%
12/31/2012                        1.02             1,033             1,050              1.25%             -3.7%
12/31/2011                        1.06               748               789              1.25%            -19.6%
12/31/2010                        1.31               112               147              1.25%             26.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.89                 0   $             0              1.00%            -20.5%
12/31/2013                        1.12                 0                 0              1.00%              9.0%
12/31/2012                        1.02                 0                 0              1.00%             -3.4%
12/31/2011                        1.06                 0                 0              1.00%            -19.4%
12/31/2010                        1.32                 0                 0              1.00%             26.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.90                 0   $             0              0.75%            -20.3%
12/31/2013                        1.13                 0                 0              0.75%              9.3%
12/31/2012                        1.03                 0                 0              0.75%             -3.2%
12/31/2011                        1.07                 0                 0              0.75%            -19.1%
12/31/2010                        1.32                 0                 0              0.75%             27.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.91                 0   $             0              0.50%            -20.1%
12/31/2013                        1.14                 0                 0              0.50%              9.5%
12/31/2012                        1.04                 0                 0              0.50%             -2.9%
12/31/2011                        1.07                 0                 0              0.50%            -18.9%
12/31/2010                        1.32                 0                 0              0.50%             27.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.92                 0   $             0              0.25%            -19.9%
12/31/2013                        1.15                 0                 0              0.25%              9.8%
12/31/2012                        1.05                 0                 0              0.25%             -2.7%
12/31/2011                        1.08                 0                 0              0.25%            -18.7%
12/31/2010                        1.33                 0                 0              0.25%             27.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.00%            -19.7%
12/31/2013                        1.16                 0                 0              0.00%             10.1%
12/31/2012                        1.06                 0                 0              0.00%             -2.4%
12/31/2011                        1.08                 0                 0              0.00%            -18.5%
12/31/2010                        1.33                 0                 0              0.00%             28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        PRUDENTIAL JENNISON SELECT GROWTH A CLASS - 74440K504 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%              5.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              5.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        PRUDENTIAL JENNISON SELECT GROWTH Z CLASS - 74440K868 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              5.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              5.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SMALL COMPANY A CLASS - 74441N101

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       570,433   $       578,980            22,624
                                                                         ===============   ===============
Receivables: investments sold                                      841
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       571,274
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       571,274           392,335   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $       571,274           392,335
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,150
Mortality & expense charges                                                                         (7,337)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,187)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,909
Realized gain distributions                                                                         76,024
Net change in unrealized appreciation (depreciation)                                               (76,729)
                                                                                           ---------------
Net gain (loss)                                                                                     42,204
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,017
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,187)  $             (5,311)
Net realized gain (loss)                                                      42,909                 63,114
Realized gain distributions                                                   76,024                 55,062
Net change in unrealized appreciation (depreciation)                         (76,729)                48,302
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,017                161,167
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     239,526                308,727
Cost of units redeemed                                                      (353,215)              (280,979)
Account charges                                                                 (199)                   (96)
                                                                --------------------   --------------------
Increase (decrease)                                                         (113,888)                27,652
                                                                --------------------   --------------------
Net increase (decrease)                                                      (77,871)               188,819
Net assets, beginning                                                        649,145                460,326
                                                                --------------------   --------------------
Net assets, ending                                              $            571,274   $            649,145
                                                                ====================   ====================

Units sold                                                                   195,383                312,192
Units redeemed                                                              (277,823)              (283,754)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (82,440)                28,438
Units outstanding, beginning                                                 474,775                446,337
                                                                --------------------   --------------------
Units outstanding, ending                                                    392,335                474,775
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,321,313
Cost of units redeemed/account charges                                                             (964,606)
Net investment income (loss)                                                                        (12,403)
Net realized gain (loss)                                                                            104,431
Realized gain distributions                                                                         131,086
Net change in unrealized appreciation (depreciation)                                                 (8,547)
                                                                                       --------------------
Net assets                                                                             $            571,274
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46               392   $           571              1.25%              6.5%
12/31/2013                        1.37               475               649              1.25%             32.6%
12/31/2012                        1.03               446               460              1.25%             11.8%
12/31/2011                        0.92                 0                 0              1.25%             -7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%              6.8%
12/31/2013                        1.38                 0                 0              1.00%             32.9%
12/31/2012                        1.04                 0                 0              1.00%             12.1%
12/31/2011                        0.92                 0                 0              1.00%             -7.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              7.0%
12/31/2013                        1.38                 0                 0              0.75%             33.2%
12/31/2012                        1.04                 0                 0              0.75%             12.4%
12/31/2011                        0.92                 0                 0              0.75%             -7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.50%              7.3%
12/31/2013                        1.39                 0                 0              0.50%             33.6%
12/31/2012                        1.04                 0                 0              0.50%             12.6%
12/31/2011                        0.93                 0                 0              0.50%             -7.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.25%              7.6%
12/31/2013                        1.40                 0                 0              0.25%             33.9%
12/31/2012                        1.05                 0                 0              0.25%             12.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.00%              7.8%
12/31/2013                        1.41                 0                 0              0.00%             34.2%
12/31/2012                        1.05                 0                 0              0.00%             13.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.2%
      2013          0.3%
      2012          0.6%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SMALL COMPANY Z CLASS - 74441N408

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,190,627   $     3,460,606           119,570
                                                                         ===============   ===============
Receivables: investments sold                                    3,105
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,193,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,193,732         2,172,499   $          1.47
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $     3,193,732         2,172,499
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        14,869
Mortality & expense charges                                                                        (32,071)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,202)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,088)
Realized gain distributions                                                                        425,421
Net change in unrealized appreciation (depreciation)                                              (189,411)
                                                                                           ---------------
Net gain (loss)                                                                                    219,922
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       202,720
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,202)  $              8,256
Net realized gain (loss)                                                     (16,088)                 2,110
Realized gain distributions                                                  425,421                167,300
Net change in unrealized appreciation (depreciation)                        (189,411)               (82,415)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            202,720                 95,251
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,819,555              4,226,154
Cost of units redeemed                                                    (3,101,010)            (2,074,998)
Account charges                                                               (6,481)                (2,691)
                                                                --------------------   --------------------
Increase (decrease)                                                          712,064              2,148,465
                                                                --------------------   --------------------
Net increase (decrease)                                                      914,784              2,243,716
Net assets, beginning                                                      2,278,948                 35,232
                                                                --------------------   --------------------
Net assets, ending                                              $          3,193,732   $          2,278,948
                                                                ====================   ====================

Units sold                                                                 2,872,113              3,166,261
Units redeemed                                                            (2,354,599)            (1,545,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                      517,514              1,620,975
Units outstanding, beginning                                               1,654,985                 34,010
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,172,499              1,654,985
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          8,080,046
Cost of units redeemed/account charges                                                           (5,186,198)
Net investment income (loss)                                                                         (8,894)
Net realized gain (loss)                                                                            (13,964)
Realized gain distributions                                                                         592,721
Net change in unrealized appreciation (depreciation)                                               (269,979)
                                                                                       --------------------
Net assets                                                                             $          3,193,732
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47             2,172   $         3,194              1.25%              6.8%
12/31/2013                        1.38             1,655             2,279              1.25%             32.9%
12/31/2012                        1.04                34                35              1.25%             12.1%
12/31/2011                        0.92                 0                 0              1.25%             -7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              1.00%              7.0%
12/31/2013                        1.39                 0                 0              1.00%             33.3%
12/31/2012                        1.04                 0                 0              1.00%             12.3%
12/31/2011                        0.93                 0                 0              1.00%             -7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.75%              7.3%
12/31/2013                        1.39                 0                 0              0.75%             33.6%
12/31/2012                        1.04                 0                 0              0.75%             12.6%
12/31/2011                        0.93                 0                 0              0.75%             -7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%              7.6%
12/31/2013                        1.40                 0                 0              0.50%             33.9%
12/31/2012                        1.05                 0                 0              0.50%             12.9%
12/31/2011                        0.93                 0                 0              0.50%             -7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%              7.8%
12/31/2013                        1.41                 0                 0              0.25%             34.3%
12/31/2012                        1.05                 0                 0              0.25%             13.2%
12/31/2011                        0.93                 0                 0              0.25%             -7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%              8.1%
12/31/2013                        1.42                 0                 0              0.00%             34.6%
12/31/2012                        1.06                 0                 0              0.00%             13.5%
12/31/2011                        0.93                 0                 0              0.00%             -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.5%
       2013               0.9%
       2012               1.2%
       2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            PRUDENTIAL MID CAP VALUE A CLASS - 74441L105 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.25%              3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              3.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%              4.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.00%              4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PRUDENTIAL MID CAP VALUE Z CLASS - 74441L709

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         7,327   $         7,376               350
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         7,332
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         7,332             7,063   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $         7,332             7,063
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                            (2)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (49)
                                                                                           ---------------
Net gain (loss)                                                                                        (49)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (51)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (2)  $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (49)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (51)                    --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,383                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            7,383                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,332                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              7,332   $                 --
                                                                ====================   ====================

Units sold                                                                     7,063                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,063                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,063                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              7,383
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             (2)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    (49)
                                                                                       --------------------
Net assets                                                                             $              7,332
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 7   $             7              1.25%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              1.00%              3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.50%              4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.25%              4.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND A CLASS - 74440B108

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,396,250   $     7,367,735           512,544
                                                                         ===============   ===============
Receivables: investments sold                                   15,147
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,411,397
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,732,077         4,624,302   $          1.24
Band 100                                                     1,391,742         1,109,935              1.25
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.30
Band 0                                                         287,578           219,047              1.31
                                                       ---------------   ---------------
 Total                                                 $     7,411,397         5,953,284
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       173,439
Mortality & expense charges                                                                        (63,747)
                                                                                           ---------------
Net investment income (loss)                                                                       109,692
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,512)
Realized gain distributions                                                                         13,165
Net change in unrealized appreciation (depreciation)                                               141,246
                                                                                           ---------------
Net gain (loss)                                                                                    149,899
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       259,591
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            109,692   $             79,927
Net realized gain (loss)                                                      (4,512)               (15,871)
Realized gain distributions                                                   13,165                     --
Net change in unrealized appreciation (depreciation)                         141,246               (138,753)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            259,591                (74,697)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,245,740              2,725,673
Cost of units redeemed                                                    (1,111,293)            (1,767,587)
Account charges                                                               (2,072)                (1,993)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,132,375                956,093
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,391,966                881,396
Net assets, beginning                                                      4,019,431              3,138,035
                                                                --------------------   --------------------
Net assets, ending                                              $          7,411,397   $          4,019,431
                                                                ====================   ====================

Units sold                                                                 4,181,699              2,485,554
Units redeemed                                                            (1,648,847)            (1,671,500)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,532,852                814,054
Units outstanding, beginning                                               3,420,432              2,606,378
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,953,284              3,420,432
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         12,197,286
Cost of units redeemed/account charges                                                           (5,079,478)
Net investment income (loss)                                                                        224,036
Net realized gain (loss)                                                                            (12,221)
Realized gain distributions                                                                          53,259
Net change in unrealized appreciation (depreciation)                                                 28,515
                                                                                       --------------------
Net assets                                                                             $          7,411,397
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24             4,624   $         5,732              1.25%              5.5%
12/31/2013                        1.18             3,419             4,018              1.25%             -2.4%
12/31/2012                        1.20             2,606             3,138              1.25%              8.2%
12/31/2011                        1.11               461               513              1.25%              6.2%
12/31/2010                        1.05                46                48              1.25%              4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25             1,110   $         1,392              1.00%              5.7%
12/31/2013                        1.19                 1                 2              1.00%             -2.2%
12/31/2012                        1.21                 0                 0              1.00%              8.5%
12/31/2011                        1.12                 0                 0              1.00%              6.5%
12/31/2010                        1.05                 0                 0              1.00%              4.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.75%              6.0%
12/31/2013                        1.20                 0                 0              0.75%             -1.9%
12/31/2012                        1.22                 0                 0              0.75%              8.8%
12/31/2011                        1.12                 0                 0              0.75%              6.8%
12/31/2010                        1.05                 0                 0              0.75%              5.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.50%              6.3%
12/31/2013                        1.21                 0                 0              0.50%             -1.7%
12/31/2012                        1.23                 0                 0              0.50%              9.1%
12/31/2011                        1.13                 0                 0              0.50%              7.0%
12/31/2010                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.25%              6.5%
12/31/2013                        1.22                 0                 0              0.25%             -1.4%
12/31/2012                        1.24                 0                 0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%              7.3%
12/31/2010                        1.05                 0                 0              0.25%              5.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31               219   $           288              0.00%              6.8%
12/31/2013                        1.23                 0                 0              0.00%             -1.2%
12/31/2012                        1.24                 0                 0              0.00%              9.6%
12/31/2011                        1.13                 0                 0              0.00%              7.6%
12/31/2010                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               3.0%
       2013               3.5%
       2012               2.6%
       2011               2.3%
       2010               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND Z CLASS - 74440B405

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,008,820   $    15,946,830         1,111,362
                                                                         ===============   ===============
Receivables: investments sold                                    5,915
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,014,735
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,607,280        12,454,031   $          1.25
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.31
Band 0                                                         407,455           306,983              1.33
                                                       ---------------   ---------------
 Total                                                 $    16,014,735        12,761,014
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       294,312
Mortality & expense charges                                                                       (102,140)
                                                                                           ---------------
Net investment income (loss)                                                                       192,172
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,650
Realized gain distributions                                                                         28,720
Net change in unrealized appreciation (depreciation)                                               118,486
                                                                                           ---------------
Net gain (loss)                                                                                    175,856
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       368,028
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            192,172   $             66,049
Net realized gain (loss)                                                      28,650                (13,740)
Realized gain distributions                                                   28,720                     --
Net change in unrealized appreciation (depreciation)                         118,486               (102,936)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            368,028                (50,627)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  19,949,883              2,437,529
Cost of units redeemed                                                    (7,017,516)            (1,761,561)
Account charges                                                              (18,491)                  (914)
                                                                --------------------   --------------------
Increase (decrease)                                                       12,913,876                675,054
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,281,904                624,427
Net assets, beginning                                                      2,732,831              2,108,404
                                                                --------------------   --------------------
Net assets, ending                                              $         16,014,735   $          2,732,831
                                                                ====================   ====================

Units sold                                                                16,271,023              2,048,669
Units redeemed                                                            (5,807,279)            (1,487,268)
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,463,744                561,401
Units outstanding, beginning                                               2,297,270              1,735,869
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,761,014              2,297,270
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         25,668,299
Cost of units redeemed/account charges                                                          (10,087,829)
Net investment income (loss)                                                                        300,094
Net realized gain (loss)                                                                             15,347
Realized gain distributions                                                                          56,834
Net change in unrealized appreciation (depreciation)                                                 61,990
                                                                                       --------------------
Net assets                                                                             $         16,014,735
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25            12,454   $        15,607              1.25%              5.8%
12/31/2013                        1.18             2,096             2,483              1.25%             -2.2%
12/31/2012                        1.21             1,574             1,906              1.25%              8.5%
12/31/2011                        1.12               367               410              1.25%              6.5%
12/31/2010                        1.05                 0                 0              1.25%              4.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              1.00%              6.0%
12/31/2013                        1.20                 0                 0              1.00%             -1.9%
12/31/2012                        1.22                 0                 0              1.00%              8.7%
12/31/2011                        1.12                 0                 0              1.00%              6.7%
12/31/2010                        1.05                 0                 0              1.00%              5.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.75%              6.3%
12/31/2013                        1.21                 0                 0              0.75%             -1.7%
12/31/2012                        1.23                 0                 0              0.75%              9.0%
12/31/2011                        1.13                 0                 0              0.75%              7.0%
12/31/2010                        1.05                 0                 0              0.75%              5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.50%              6.6%
12/31/2013                        1.22                 0                 0              0.50%             -1.4%
12/31/2012                        1.23                 0                 0              0.50%              9.3%
12/31/2011                        1.13                 0                 0              0.50%              7.3%
12/31/2010                        1.05                 0                 0              0.50%              5.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.25%              6.8%
12/31/2013                        1.23                 0                 0              0.25%             -1.2%
12/31/2012                        1.24                 0                 0              0.25%              9.6%
12/31/2011                        1.13                 0                 0              0.25%              7.5%
12/31/2010                        1.05                 0                 0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33               307   $           407              0.00%              7.1%
12/31/2013                        1.24               201               249              0.00%             -0.9%
12/31/2012                        1.25               162               202              0.00%              9.8%
12/31/2011                        1.14                 0                 0              0.00%              7.8%
12/31/2010                        1.06                 0                 0              0.00%              5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               3.1%
       2013               3.9%
       2012               4.5%
       2011               1.9%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 RIDGEWORTH HIGH INCOME FUND A CLASS - 76628T504

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,662,786   $     4,959,993           712,380
                                                                         ===============   ===============
Receivables: investments sold                                   46,049
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,708,835
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,708,835         3,824,481   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $     4,708,835         3,824,481
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       272,377
Mortality & expense charges                                                                        (60,909)
                                                                                           ---------------
Net investment income (loss)                                                                       211,468
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,059
Realized gain distributions                                                                        144,580
Net change in unrealized appreciation (depreciation)                                              (374,789)
                                                                                           ---------------
Net gain (loss)                                                                                   (210,150)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,318
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            211,468   $            185,895
Net realized gain (loss)                                                      20,059                 23,027
Realized gain distributions                                                  144,580                 95,859
Net change in unrealized appreciation (depreciation)                        (374,789)               (80,783)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,318                223,998
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,239,756              1,447,728
Cost of units redeemed                                                    (1,058,451)              (761,652)
Account charges                                                               (4,637)                (2,612)
                                                                --------------------   --------------------
Increase (decrease)                                                          176,668                683,464
                                                                --------------------   --------------------
Net increase (decrease)                                                      177,986                907,462
Net assets, beginning                                                      4,530,849              3,623,387
                                                                --------------------   --------------------
Net assets, ending                                              $          4,708,835   $          4,530,849
                                                                ====================   ====================

Units sold                                                                 1,003,203              1,229,251
Units redeemed                                                              (860,747)              (660,792)
                                                                --------------------   --------------------
Net increase (decrease)                                                      142,456                568,459
Units outstanding, beginning                                               3,682,025              3,113,566
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,824,481              3,682,025
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,833,001
Cost of units redeemed/account charges                                                           (2,751,886)
Net investment income (loss)                                                                        623,577
Net realized gain (loss)                                                                             33,397
Realized gain distributions                                                                         267,953
Net change in unrealized appreciation (depreciation)                                               (297,207)
                                                                                       --------------------
Net assets                                                                             $          4,708,835
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23             3,824   $         4,709              1.25%              0.1%
12/31/2013                        1.23             3,682             4,531              1.25%              5.7%
12/31/2012                        1.16             3,114             3,623              1.25%             15.4%
12/31/2011                        1.01             2,720             2,742              1.25%             -0.7%
12/31/2010                        1.02                 0                 0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%              0.3%
12/31/2013                        1.24                 0                 0              1.00%              6.0%
12/31/2012                        1.17                 0                 0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -0.5%
12/31/2010                        1.02                 0                 0              1.00%              1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%              0.6%
12/31/2013                        1.25                 0                 0              0.75%              6.3%
12/31/2012                        1.18                 0                 0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -0.2%
12/31/2010                        1.02                 0                 0              0.75%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.50%              0.8%
12/31/2013                        1.26                 0                 0              0.50%              6.5%
12/31/2012                        1.18                 0                 0              0.50%             16.3%
12/31/2011                        1.02                 0                 0              0.50%              0.0%
12/31/2010                        1.02                 0                 0              0.50%              1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.25%              1.1%
12/31/2013                        1.27                 0                 0              0.25%              6.8%
12/31/2012                        1.19                 0                 0              0.25%             16.6%
12/31/2011                        1.02                 0                 0              0.25%              0.3%
12/31/2010                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.00%              1.3%
12/31/2013                        1.28                 0                 0              0.00%              7.1%
12/31/2012                        1.20                 0                 0              0.00%             16.9%
12/31/2011                        1.02                 0                 0              0.00%              0.5%
12/31/2010                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               5.9%
       2013               5.8%
       2012               6.4%
       2011               5.5%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 RIDGEWORTH HIGH INCOME FUND R CLASS - 76628T603

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       984,890   $     1,049,882           150,364
                                                                         ===============   ===============
Receivables: investments sold                                    9,017
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       993,907
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       993,907           816,578   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $       993,907           816,578
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        50,345
Mortality & expense charges                                                                        (11,718)
                                                                                           ---------------
Net investment income (loss)                                                                        38,627
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,179
Realized gain distributions                                                                         30,751
Net change in unrealized appreciation (depreciation)                                               (82,106)
                                                                                           ---------------
Net gain (loss)                                                                                    (45,176)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,549)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,627   $             30,549
Net realized gain (loss)                                                       6,179                  8,645
Realized gain distributions                                                   30,751                 16,447
Net change in unrealized appreciation (depreciation)                         (82,106)               (17,487)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,549)                38,154
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     398,566                275,907
Cost of units redeemed                                                      (188,354)              (140,985)
Account charges                                                                 (572)                  (237)
                                                                --------------------   --------------------
Increase (decrease)                                                          209,640                134,685
                                                                --------------------   --------------------
Net increase (decrease)                                                      203,091                172,839
Net assets, beginning                                                        790,816                617,977
                                                                --------------------   --------------------
Net assets, ending                                              $            993,907   $            790,816
                                                                ====================   ====================

Units sold                                                                   320,237                233,507
Units redeemed                                                              (153,214)              (119,365)
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,023                114,142
Units outstanding, beginning                                                 649,555                535,413
                                                                --------------------   --------------------
Units outstanding, ending                                                    816,578                649,555
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,383,220
Cost of units redeemed/account charges                                                             (480,960)
Net investment income (loss)                                                                        102,012
Net realized gain (loss)                                                                              4,663
Realized gain distributions                                                                          49,964
Net change in unrealized appreciation (depreciation)                                                (64,992)
                                                                                       --------------------
Net assets                                                                             $            993,907
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22               817   $           994              1.25%              0.0%
12/31/2013                        1.22               650               791              1.25%              5.5%
12/31/2012                        1.15               535               618              1.25%             15.0%
12/31/2011                        1.00               351               352              1.25%             -1.1%
12/31/2010                        1.01                 0                 0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              1.00%              0.2%
12/31/2013                        1.23                 0                 0              1.00%              5.7%
12/31/2012                        1.16                 0                 0              1.00%             15.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.9%
12/31/2010                        1.02                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%              0.5%
12/31/2013                        1.24                 0                 0              0.75%              6.0%
12/31/2012                        1.17                 0                 0              0.75%             15.6%
12/31/2011                        1.01                 0                 0              0.75%             -0.6%
12/31/2010                        1.02                 0                 0              0.75%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              0.7%
12/31/2013                        1.25                 0                 0              0.50%              6.3%
12/31/2012                        1.17                 0                 0              0.50%             15.9%
12/31/2011                        1.01                 0                 0              0.50%             -0.4%
12/31/2010                        1.02                 0                 0              0.50%              1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              1.0%
12/31/2013                        1.26                 0                 0              0.25%              6.5%
12/31/2012                        1.18                 0                 0              0.25%             16.2%
12/31/2011                        1.02                 0                 0              0.25%             -0.1%
12/31/2010                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              1.2%
12/31/2013                        1.27                 0                 0              0.00%              6.8%
12/31/2012                        1.19                 0                 0              0.00%             16.5%
12/31/2011                        1.02                 0                 0              0.00%              0.1%
12/31/2010                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               5.6%
       2013               5.6%
       2012               6.9%
       2011               4.3%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RIDGEWORTH LARGE CAP VALUE EQUITY FUND A CLASS - 76628R664

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,686,047   $     2,600,977           159,466
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,420)
                                                       ---------------
Net assets                                             $     2,680,627
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,680,627         1,529,822   $          1.75
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.81
Band 25                                                             --                --              1.83
Band 0                                                              --                --              1.85
                                                       ---------------   ---------------
 Total                                                 $     2,680,627         1,529,822
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        26,203
Mortality & expense charges                                                                        (23,884)
                                                                                           ---------------
Net investment income (loss)                                                                         2,319
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,723
Realized gain distributions                                                                        206,396
Net change in unrealized appreciation (depreciation)                                               (52,398)
                                                                                           ---------------
Net gain (loss)                                                                                    177,721
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       180,040
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,319   $                856
Net realized gain (loss)                                                      23,723                 45,722
Realized gain distributions                                                  206,396                140,025
Net change in unrealized appreciation (depreciation)                         (52,398)                76,480
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            180,040                263,083
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,393,417                754,158
Cost of units redeemed                                                      (209,077)              (345,815)
Account charges                                                                 (931)                  (634)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,183,409                407,709
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,363,449                670,792
Net assets, beginning                                                      1,317,178                646,386
                                                                --------------------   --------------------
Net assets, ending                                              $          2,680,627   $          1,317,178
                                                                ====================   ====================

Units sold                                                                   834,239                543,156
Units redeemed                                                              (126,644)              (254,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                      707,595                288,844
Units outstanding, beginning                                                 822,227                533,383
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,529,822                822,227
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,355,578
Cost of units redeemed/account charges                                                           (1,194,102)
Net investment income (loss)                                                                          7,155
Net realized gain (loss)                                                                             80,505
Realized gain distributions                                                                         346,421
Net change in unrealized appreciation (depreciation)                                                 85,070
                                                                                       --------------------
Net assets                                                                             $          2,680,627
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75             1,530   $         2,681              1.25%              9.4%
12/31/2013                        1.60               822             1,317              1.25%             32.2%
12/31/2012                        1.21               533               646              1.25%             14.7%
12/31/2011                        1.06               414               437              1.25%             -3.1%
12/31/2010                        1.09                 0                 0              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              1.00%              9.7%
12/31/2013                        1.61                 0                 0              1.00%             32.5%
12/31/2012                        1.22                 0                 0              1.00%             15.0%
12/31/2011                        1.06                 0                 0              1.00%             -2.8%
12/31/2010                        1.09                 0                 0              1.00%              9.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.75%              9.9%
12/31/2013                        1.63                 0                 0              0.75%             32.9%
12/31/2012                        1.23                 0                 0              0.75%             15.3%
12/31/2011                        1.06                 0                 0              0.75%             -2.6%
12/31/2010                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.50%             10.2%
12/31/2013                        1.64                 0                 0              0.50%             33.2%
12/31/2012                        1.23                 0                 0              0.50%             15.6%
12/31/2011                        1.07                 0                 0              0.50%             -2.3%
12/31/2010                        1.09                 0                 0              0.50%              9.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.25%             10.5%
12/31/2013                        1.65                 0                 0              0.25%             33.5%
12/31/2012                        1.24                 0                 0              0.25%             15.9%
12/31/2011                        1.07                 0                 0              0.25%             -2.1%
12/31/2010                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.00%             10.8%
12/31/2013                        1.67                 0                 0              0.00%             33.9%
12/31/2012                        1.25                 0                 0              0.00%             16.2%
12/31/2011                        1.07                 0                 0              0.00%             -1.9%
12/31/2010                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               1.3%
       2013               1.4%
       2012               1.7%
       2011               1.2%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     RIDGEWORTH LARGE CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R672

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,798,740   $     4,187,255           284,015
                                                                         ===============   ===============
Receivables: investments sold                                    6,800
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,805,540
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,805,540         2,711,785   $          1.77
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.83
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.87
                                                       ---------------   ---------------
 Total                                                 $     4,805,540         2,711,785
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        59,906
Mortality & expense charges                                                                        (54,234)
                                                                                           ---------------
Net investment income (loss)                                                                         5,672
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           152,179
Realized gain distributions                                                                        363,892
Net change in unrealized appreciation (depreciation)                                              (103,621)
                                                                                           ---------------
Net gain (loss)                                                                                    412,450
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       418,122
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,672   $              3,794
Net realized gain (loss)                                                     152,179                142,965
Realized gain distributions                                                  363,892                383,367
Net change in unrealized appreciation (depreciation)                        (103,621)               358,191
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            418,122                888,317
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,442,670                550,343
Cost of units redeemed                                                      (666,292)              (559,676)
Account charges                                                               (1,276)                  (768)
                                                                --------------------   --------------------
Increase (decrease)                                                          775,102                (10,101)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,193,224                878,216
Net assets, beginning                                                      3,612,316              2,734,100
                                                                --------------------   --------------------
Net assets, ending                                              $          4,805,540   $          3,612,316
                                                                ====================   ====================

Units sold                                                                   877,143                406,139
Units redeemed                                                              (401,466)              (412,959)
                                                                --------------------   --------------------
Net increase (decrease)                                                      475,677                 (6,820)
Units outstanding, beginning                                               2,236,108              2,242,928
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,711,785              2,236,108
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,471,090
Cost of units redeemed/account charges                                                           (4,384,558)
Net investment income (loss)                                                                         33,984
Net realized gain (loss)                                                                            326,280
Realized gain distributions                                                                         747,259
Net change in unrealized appreciation (depreciation)                                                611,485
                                                                                       --------------------
Net assets                                                                             $          4,805,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77             2,712   $         4,806              1.25%              9.7%
12/31/2013                        1.62             2,236             3,612              1.25%             32.5%
12/31/2012                        1.22             2,243             2,734              1.25%             14.9%
12/31/2011                        1.06             2,060             2,184              1.25%             -2.7%
12/31/2010                        1.09                 0                 0              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              1.00%             10.0%
12/31/2013                        1.63                 0                 0              1.00%             32.9%
12/31/2012                        1.23                 0                 0              1.00%             15.2%
12/31/2011                        1.06                 0                 0              1.00%             -2.5%
12/31/2010                        1.09                 0                 0              1.00%              9.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.75%             10.2%
12/31/2013                        1.64                 0                 0              0.75%             33.2%
12/31/2012                        1.23                 0                 0              0.75%             15.5%
12/31/2011                        1.07                 0                 0              0.75%             -2.2%
12/31/2010                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.50%             10.5%
12/31/2013                        1.65                 0                 0              0.50%             33.5%
12/31/2012                        1.24                 0                 0              0.50%             15.8%
12/31/2011                        1.07                 0                 0              0.50%             -2.0%
12/31/2010                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.25%             10.8%
12/31/2013                        1.67                 0                 0              0.25%             33.9%
12/31/2012                        1.25                 0                 0              0.25%             16.1%
12/31/2011                        1.07                 0                 0              0.25%             -1.7%
12/31/2010                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.00%             11.1%
12/31/2013                        1.68                 0                 0              0.00%             34.2%
12/31/2012                        1.25                 0                 0              0.00%             16.4%
12/31/2011                        1.08                 0                 0              0.00%             -1.5%
12/31/2010                        1.09                 0                 0              0.00%              9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               1.4%
       2013               1.4%
       2012               2.0%
       2011               1.1%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            RIDGEWORTH MID CAP VALUE EQUITY FUND A CLASS - 76628R599

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,660,315   $     2,655,400           195,724
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,290)
                                                       ---------------
Net assets                                             $     2,654,025
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,248,628           724,077   $          1.72
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.80
Band 0                                                       1,405,397           773,547              1.82
                                                       ---------------   ---------------
 Total                                                 $     2,654,025         1,497,624
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        14,383
Mortality & expense charges                                                                        (16,453)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,070)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            52,255
Realized gain distributions                                                                        230,001
Net change in unrealized appreciation (depreciation)                                                  (774)
                                                                                           ---------------
Net gain (loss)                                                                                    281,482
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       279,412
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,070)  $               (878)
Net realized gain (loss)                                                      52,255                 66,082
Realized gain distributions                                                  230,001                134,906
Net change in unrealized appreciation (depreciation)                            (774)               (33,170)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            279,412                166,940
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,937,892              1,092,542
Cost of units redeemed                                                      (826,007)              (300,602)
Account charges                                                               (1,014)                  (603)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,110,871                791,337
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,390,283                958,277
Net assets, beginning                                                      1,263,742                305,465
                                                                --------------------   --------------------
Net assets, ending                                              $          2,654,025   $          1,263,742
                                                                ====================   ====================

Units sold                                                                 1,302,906                763,012
Units redeemed                                                              (600,969)              (217,647)
                                                                --------------------   --------------------
Net increase (decrease)                                                      701,937                545,365
Units outstanding, beginning                                                 795,687                250,322
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,497,624                795,687
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,529,034
Cost of units redeemed/account charges                                                           (1,364,901)
Net investment income (loss)                                                                         (2,117)
Net realized gain (loss)                                                                             97,466
Realized gain distributions                                                                         389,628
Net change in unrealized appreciation (depreciation)                                                  4,915
                                                                                       --------------------
Net assets                                                                             $          2,654,025
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72               724   $         1,249              1.25%              9.3%
12/31/2013                        1.58               660             1,041              1.25%             29.3%
12/31/2012                        1.22               250               305              1.25%             19.9%
12/31/2011                        1.02               159               162              1.25%             -8.7%
12/31/2010                        1.11                 0                 0              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              1.00%              9.6%
12/31/2013                        1.59                 0                 0              1.00%             29.6%
12/31/2012                        1.23                 0                 0              1.00%             20.2%
12/31/2011                        1.02                 0                 0              1.00%             -8.5%
12/31/2010                        1.12                 0                 0              1.00%             11.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.75%              9.9%
12/31/2013                        1.60                 0                 0              0.75%             29.9%
12/31/2012                        1.23                 0                 0              0.75%             20.5%
12/31/2011                        1.02                 0                 0              0.75%             -8.2%
12/31/2010                        1.12                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.50%             10.1%
12/31/2013                        1.62                 0                 0              0.50%             30.2%
12/31/2012                        1.24                 0                 0              0.50%             20.8%
12/31/2011                        1.03                 0                 0              0.50%             -8.0%
12/31/2010                        1.12                 0                 0              0.50%             11.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.25%             10.4%
12/31/2013                        1.63                 0                 0              0.25%             30.6%
12/31/2012                        1.25                 0                 0              0.25%             21.1%
12/31/2011                        1.03                 0                 0              0.25%             -7.8%
12/31/2010                        1.12                 0                 0              0.25%             11.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82               774   $         1,405              0.00%             10.7%
12/31/2013                        1.64               136               223              0.00%             30.9%
12/31/2012                        1.25                 0                 0              0.00%             21.4%
12/31/2011                        1.03                 0                 0              0.00%             -7.5%
12/31/2010                        1.12                 0                 0              0.00%             11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

       2014               0.7%
       2013               0.9%
       2012               1.4%
       2011               2.3%
       2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      RIDGEWORTH MID CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R615

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,803,699   $    13,103,726           933,671
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (21,740)
                                                       ---------------
Net assets                                             $    12,781,959
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,781,959         7,326,101   $          1.74
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.80
Band 25                                                             --                --              1.82
Band 0                                                              --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $    12,781,959         7,326,101
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       104,552
Mortality & expense charges                                                                       (147,640)
                                                                                           ---------------
Net investment income (loss)                                                                       (43,088)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,437
Realized gain distributions                                                                      1,092,745
Net change in unrealized appreciation (depreciation)                                               (13,542)
                                                                                           ---------------
Net gain (loss)                                                                                  1,105,640
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,062,552
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (43,088)  $             23,138
Net realized gain (loss)                                                      26,437                221,792
Realized gain distributions                                                1,092,745              1,132,837
Net change in unrealized appreciation (depreciation)                         (13,542)              (349,327)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,062,552              1,028,440
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,486,956             10,259,224
Cost of units redeemed                                                    (1,493,939)            (1,303,234)
Account charges                                                               (1,470)                  (790)
                                                                --------------------   --------------------
Increase (decrease)                                                          991,547              8,955,200
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,054,099              9,983,640
Net assets, beginning                                                     10,727,860                744,220
                                                                --------------------   --------------------
Net assets, ending                                              $         12,781,959   $         10,727,860
                                                                ====================   ====================

Units sold                                                                 1,481,438              7,037,598
Units redeemed                                                              (895,454)              (903,371)
                                                                --------------------   --------------------
Net increase (decrease)                                                      585,984              6,134,227
Units outstanding, beginning                                               6,740,117                605,890
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,326,101              6,740,117
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,932,728
Cost of units redeemed/account charges                                                           (4,354,028)
Net investment income (loss)                                                                        (18,032)
Net realized gain (loss)                                                                            210,257
Realized gain distributions                                                                       2,311,061
Net change in unrealized appreciation (depreciation)                                               (300,027)
                                                                                       --------------------
Net assets                                                                             $         12,781,959
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74             7,326   $        12,782              1.25%              9.6%
12/31/2013                        1.59             6,740            10,728              1.25%             29.6%
12/31/2012                        1.23               606               744              1.25%             20.3%
12/31/2011                        1.02               957               977              1.25%             -8.5%
12/31/2010                        1.12                 0                 0              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              1.00%              9.9%
12/31/2013                        1.60                 0                 0              1.00%             29.9%
12/31/2012                        1.23                 0                 0              1.00%             20.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.2%
12/31/2010                        1.12                 0                 0              1.00%             11.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.75%             10.2%
12/31/2013                        1.62                 0                 0              0.75%             30.2%
12/31/2012                        1.24                 0                 0              0.75%             20.9%
12/31/2011                        1.03                 0                 0              0.75%             -8.0%
12/31/2010                        1.12                 0                 0              0.75%             11.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.50%             10.4%
12/31/2013                        1.63                 0                 0              0.50%             30.6%
12/31/2012                        1.25                 0                 0              0.50%             21.2%
12/31/2011                        1.03                 0                 0              0.50%             -7.8%
12/31/2010                        1.12                 0                 0              0.50%             11.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.25%             10.7%
12/31/2013                        1.64                 0                 0              0.25%             30.9%
12/31/2012                        1.26                 0                 0              0.25%             21.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.5%
12/31/2010                        1.12                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.00%             11.0%
12/31/2013                        1.66                 0                 0              0.00%             31.2%
12/31/2012                        1.26                 0                 0              0.00%             21.8%
12/31/2011                        1.04                 0                 0              0.00%             -7.3%
12/31/2010                        1.12                 0                 0              0.00%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.5%
      2012          1.5%
      2011          1.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RIDGEWORTH SMALL CAP VALUE EQUITY FUND A CLASS - 76628R466

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,235,052   $     1,212,173            82,478
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,301)
                                                       ---------------
Net assets                                             $     1,229,751
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,167,064           736,972   $          1.58
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.63
Band 25                                                             --                --              1.65
Band 0                                                          62,687            37,572              1.67
                                                       ---------------   ---------------
 Total                                                 $     1,229,751           774,544
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,662
Mortality & expense charges                                                                        (15,326)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,664)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            67,898
Realized gain distributions                                                                        192,348
Net change in unrealized appreciation (depreciation)                                              (241,427)
                                                                                           ---------------
Net gain (loss)                                                                                     18,819
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,664)  $             (5,854)
Net realized gain (loss)                                                      67,898                 51,693
Realized gain distributions                                                  192,348                 45,699
Net change in unrealized appreciation (depreciation)                        (241,427)               233,907
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,155                325,445
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     279,796                497,837
Cost of units redeemed                                                      (349,102)              (409,552)
Account charges                                                                 (935)                  (991)
                                                                --------------------   --------------------
Increase (decrease)                                                          (70,241)                87,294
                                                                --------------------   --------------------
Net increase (decrease)                                                      (60,086)               412,739
Net assets, beginning                                                      1,289,837                877,098
                                                                --------------------   --------------------
Net assets, ending                                              $          1,229,751   $          1,289,837
                                                                ====================   ====================

Units sold                                                                   185,100                378,732
Units redeemed                                                              (228,312)              (300,294)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,212)                78,438
Units outstanding, beginning                                                 817,756                739,318
                                                                --------------------   --------------------
Units outstanding, ending                                                    774,544                817,756
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,302,393
Cost of units redeemed/account charges                                                           (1,478,935)
Net investment income (loss)                                                                         (9,349)
Net realized gain (loss)                                                                            125,913
Realized gain distributions                                                                         266,850
Net change in unrealized appreciation (depreciation)                                                 22,879
                                                                                       --------------------
Net assets                                                                             $          1,229,751
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               737   $         1,167              1.25%              0.6%
12/31/2013                        1.57               785             1,237              1.25%             33.0%
12/31/2012                        1.18               693               820              1.25%             15.0%
12/31/2011                        1.03                77                80              1.25%             -5.2%
12/31/2010                        1.09                 0                 0              1.25%              8.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              1.00%              0.8%
12/31/2013                        1.59                 0                 0              1.00%             33.3%
12/31/2012                        1.19                 0                 0              1.00%             15.3%
12/31/2011                        1.03                 0                 0              1.00%             -4.9%
12/31/2010                        1.09                 0                 0              1.00%              8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.75%              1.1%
12/31/2013                        1.60                 0                 0              0.75%             33.6%
12/31/2012                        1.20                 0                 0              0.75%             15.6%
12/31/2011                        1.04                 0                 0              0.75%             -4.7%
12/31/2010                        1.09                 0                 0              0.75%              8.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63                 0   $             0              0.50%              1.3%
12/31/2013                        1.61                 0                 0              0.50%             34.0%
12/31/2012                        1.20                 0                 0              0.50%             15.9%
12/31/2011                        1.04                 0                 0              0.50%             -4.5%
12/31/2010                        1.09                 0                 0              0.50%              8.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.25%              1.6%
12/31/2013                        1.63                 0                 0              0.25%             34.3%
12/31/2012                        1.21                 0                 0              0.25%             16.2%
12/31/2011                        1.04                 0                 0              0.25%             -4.2%
12/31/2010                        1.09                 0                 0              0.25%              8.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                38   $            63              0.00%              1.8%
12/31/2013                        1.64                33                53              0.00%             34.6%
12/31/2012                        1.22                47                57              0.00%             16.5%
12/31/2011                        1.04                 0                 0              0.00%             -4.0%
12/31/2010                        1.09                 0                 0              0.00%              8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.7%
      2012          2.2%
      2011          0.6%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     RIDGEWORTH SMALL CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R474

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       308,898   $       328,640            20,375
                                                                         ===============   ===============
Receivables: investments sold                                    1,413
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       310,311
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       310,311           193,541   $          1.60
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.67
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $       310,311           193,541
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,578
Mortality & expense charges                                                                         (5,417)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,839)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            65,528
Realized gain distributions                                                                         46,749
Net change in unrealized appreciation (depreciation)                                              (107,179)
                                                                                           ---------------
Net gain (loss)                                                                                      5,098
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,259
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,839)  $             (1,232)
Net realized gain (loss)                                                      65,528                 13,969
Realized gain distributions                                                   46,749                 15,538
Net change in unrealized appreciation (depreciation)                        (107,179)                76,394
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,259                104,669
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     169,016                201,100
Cost of units redeemed                                                      (336,508)               (70,611)
Account charges                                                                  (19)                   (53)
                                                                --------------------   --------------------
Increase (decrease)                                                         (167,511)               130,436
                                                                --------------------   --------------------
Net increase (decrease)                                                     (165,252)               235,105
Net assets, beginning                                                        475,563                240,458
                                                                --------------------   --------------------
Net assets, ending                                              $            310,311   $            475,563
                                                                ====================   ====================

Units sold                                                                   113,652                147,730
Units redeemed                                                              (219,258)               (50,319)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,606)                97,411
Units outstanding, beginning                                                 299,147                201,736
                                                                --------------------   --------------------
Units outstanding, ending                                                    193,541                299,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            711,551
Cost of units redeemed/account charges                                                             (534,368)
Net investment income (loss)                                                                         (2,931)
Net realized gain (loss)                                                                             79,948
Realized gain distributions                                                                          75,853
Net change in unrealized appreciation (depreciation)                                                (19,742)
                                                                                       --------------------
Net assets                                                                             $            310,311
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60               194   $           310              1.25%              0.9%
12/31/2013                        1.59               299               476              1.25%             33.4%
12/31/2012                        1.19               202               240              1.25%             15.3%
12/31/2011                        1.03               146               151              1.25%             -4.9%
12/31/2010                        1.09                 0                 0              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              1.00%              1.1%
12/31/2013                        1.60                 0                 0              1.00%             33.7%
12/31/2012                        1.20                 0                 0              1.00%             15.6%
12/31/2011                        1.04                 0                 0              1.00%             -4.7%
12/31/2010                        1.09                 0                 0              1.00%              8.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.75%              1.4%
12/31/2013                        1.62                 0                 0              0.75%             34.0%
12/31/2012                        1.20                 0                 0              0.75%             15.9%
12/31/2011                        1.04                 0                 0              0.75%             -4.4%
12/31/2010                        1.09                 0                 0              0.75%              8.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.50%              1.6%
12/31/2013                        1.63                 0                 0              0.50%             34.4%
12/31/2012                        1.21                 0                 0              0.50%             16.2%
12/31/2011                        1.04                 0                 0              0.50%             -4.2%
12/31/2010                        1.09                 0                 0              0.50%              8.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.25%              1.9%
12/31/2013                        1.64                 0                 0              0.25%             34.7%
12/31/2012                        1.22                 0                 0              0.25%             16.5%
12/31/2011                        1.05                 0                 0              0.25%             -4.0%
12/31/2010                        1.09                 0                 0              0.25%              8.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.00%              2.1%
12/31/2013                        1.65                 0                 0              0.00%             35.0%
12/31/2012                        1.22                 0                 0              0.00%             16.8%
12/31/2011                        1.05                 0                 0              0.00%             -3.7%
12/31/2010                        1.09                 0                 0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          0.9%
      2012          1.9%
      2011          0.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RIDGEWORTH TOTAL RETURN BOND FUND R CLASS - 76628T488

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       195,689   $       195,883            18,375
                                                                         ===============   ===============
Receivables: investments sold                                        9
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       195,698
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       195,698           179,184   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $       195,698           179,184
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,464
Mortality & expense charges                                                                         (2,360)
                                                                                           ---------------
Net investment income (loss)                                                                         1,104
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,649)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,290
                                                                                           ---------------
Net gain (loss)                                                                                      7,641
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,745
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,104   $                 18
Net realized gain (loss)                                                      (2,649)                (3,136)
Realized gain distributions                                                       --                  1,958
Net change in unrealized appreciation (depreciation)                          10,290                 (9,520)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,745                (10,680)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     106,102                153,538
Cost of units redeemed                                                      (116,905)              (107,926)
Account charges                                                                  (31)                   (40)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,834)                45,572
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,089)                34,892
Net assets, beginning                                                        197,787                162,895
                                                                --------------------   --------------------
Net assets, ending                                              $            195,698   $            197,787
                                                                ====================   ====================

Units sold                                                                    98,003                144,099
Units redeemed                                                              (108,087)              (103,206)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,084)                40,893
Units outstanding, beginning                                                 189,268                148,375
                                                                --------------------   --------------------
Units outstanding, ending                                                    179,184                189,268
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            494,976
Cost of units redeemed/account charges                                                             (299,436)
Net investment income (loss)                                                                          1,260
Net realized gain (loss)                                                                             (5,770)
Realized gain distributions                                                                           4,862
Net change in unrealized appreciation (depreciation)                                                   (194)
                                                                                       --------------------
Net assets                                                                             $            195,698
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09               179   $           196              1.25%              4.5%
12/31/2013                        1.05               189               198              1.25%             -4.8%
12/31/2012                        1.10               148               163              1.25%              3.1%
12/31/2011                        1.06                 0                 0              1.25%              7.9%
12/31/2010                        0.99                 0                 0              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              1.00%              4.8%
12/31/2013                        1.05                 0                 0              1.00%             -4.6%
12/31/2012                        1.10                 0                 0              1.00%              3.4%
12/31/2011                        1.07                 0                 0              1.00%              8.1%
12/31/2010                        0.99                 0                 0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              0.75%              5.0%
12/31/2013                        1.06                 0                 0              0.75%             -4.3%
12/31/2012                        1.11                 0                 0              0.75%              3.6%
12/31/2011                        1.07                 0                 0              0.75%              8.4%
12/31/2010                        0.99                 0                 0              0.75%             -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              5.3%
12/31/2013                        1.07                 0                 0              0.50%             -4.1%
12/31/2012                        1.12                 0                 0              0.50%              3.9%
12/31/2011                        1.07                 0                 0              0.50%              8.7%
12/31/2010                        0.99                 0                 0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.25%              5.6%
12/31/2013                        1.08                 0                 0              0.25%             -3.9%
12/31/2012                        1.12                 0                 0              0.25%              4.1%
12/31/2011                        1.08                 0                 0              0.25%              8.9%
12/31/2010                        0.99                 0                 0              0.25%             -1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.00%              5.8%
12/31/2013                        1.09                 0                 0              0.00%             -3.6%
12/31/2012                        1.13                 0                 0              0.00%              4.4%
12/31/2011                        1.08                 0                 0              0.00%              9.2%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.4%
      2012          1.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RIDGEWORTH TOTAL RETURN BOND FUND A CLASS - 76628T496

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       173,086   $       170,371            15,747
                                                                         ===============   ===============
Receivables: investments sold                                      132
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       173,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       173,218           156,659   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $       173,218           156,659
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,738
Mortality & expense charges                                                                         (1,033)
                                                                                           ---------------
Net investment income (loss)                                                                           705
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,292)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,907
                                                                                           ---------------
Net gain (loss)                                                                                      3,615
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,320
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                705   $                141
Net realized gain (loss)                                                      (2,292)                   (48)
Realized gain distributions                                                       --                    428
Net change in unrealized appreciation (depreciation)                           5,907                 (2,467)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,320                 (1,946)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     158,718                 23,576
Cost of units redeemed                                                       (47,983)                  (439)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          110,735                 23,137
                                                                --------------------   --------------------
Net increase (decrease)                                                      115,055                 21,191
Net assets, beginning                                                         58,163                 36,972
                                                                --------------------   --------------------
Net assets, ending                                              $            173,218   $             58,163
                                                                ====================   ====================

Units sold                                                                   146,103                 22,096
Units redeemed                                                               (44,592)                  (416)
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,511                 21,680
Units outstanding, beginning                                                  55,148                 33,468
                                                                --------------------   --------------------
Units outstanding, ending                                                    156,659                 55,148
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            232,724
Cost of units redeemed/account charges                                                              (61,890)
Net investment income (loss)                                                                            886
Net realized gain (loss)                                                                             (2,523)
Realized gain distributions                                                                           1,306
Net change in unrealized appreciation (depreciation)                                                  2,715
                                                                                       --------------------
Net assets                                                                             $            173,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11               157   $           173              1.25%              4.8%
12/31/2013                        1.05                55                58              1.25%             -4.5%
12/31/2012                        1.10                33                37              1.25%              3.4%
12/31/2011                        1.07                 0                 0              1.25%              8.1%
12/31/2010                        0.99                 0                 0              1.25%             -1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.12                 0   $             0              1.00%              5.1%
12/31/2013                        1.06                 0                 0              1.00%             -4.3%
12/31/2012                        1.11                 0                 0              1.00%              3.6%
12/31/2011                        1.07                 0                 0              1.00%              8.4%
12/31/2010                        0.99                 0                 0              1.00%             -1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.75%              5.4%
12/31/2013                        1.07                 0                 0              0.75%             -4.1%
12/31/2012                        1.12                 0                 0              0.75%              3.9%
12/31/2011                        1.07                 0                 0              0.75%              8.7%
12/31/2010                        0.99                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.50%              5.6%
12/31/2013                        1.08                 0                 0              0.50%             -3.8%
12/31/2012                        1.12                 0                 0              0.50%              4.2%
12/31/2011                        1.08                 0                 0              0.50%              8.9%
12/31/2010                        0.99                 0                 0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              5.9%
12/31/2013                        1.09                 0                 0              0.25%             -3.6%
12/31/2012                        1.13                 0                 0              0.25%              4.4%
12/31/2011                        1.08                 0                 0              0.25%              9.2%
12/31/2010                        0.99                 0                 0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%              6.2%
12/31/2013                        1.10                 0                 0              0.00%             -3.3%
12/31/2012                        1.14                 0                 0              0.00%              4.7%
12/31/2011                        1.08                 0                 0              0.00%              9.5%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.4%
      2012          0.9%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                RUSSELL COMMODITY STRATEGIES S CLASS - 782494363

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       380,029   $       472,238            56,719
                                                                         ===============   ===============
Receivables: investments sold                                    6,231
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       386,260
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       386,260           574,167   $          0.67
Band 100                                                            --                --              0.68
Band 75                                                             --                --              0.68
Band 50                                                             --                --              0.69
Band 25                                                             --                --              0.69
Band 0                                                              --                --              0.70
                                                       ---------------   ---------------
 Total                                                 $       386,260           574,167
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,602)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,602)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (317)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (91,435)
                                                                                           ---------------
Net gain (loss)                                                                                    (91,752)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (95,354)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,602)  $               (492)
Net realized gain (loss)                                                        (317)                   (22)
Realized gain distributions                                                       --                      6
Net change in unrealized appreciation (depreciation)                         (91,435)                  (774)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (95,354)                (1,282)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     366,745                184,713
Cost of units redeemed                                                       (36,724)               (30,663)
Account charges                                                                 (998)                  (177)
                                                                --------------------   --------------------
Increase (decrease)                                                          329,023                153,873
                                                                --------------------   --------------------
Net increase (decrease)                                                      233,669                152,591
Net assets, beginning                                                        152,591                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            386,260   $            152,591
                                                                ====================   ====================

Units sold                                                                   442,892                216,556
Units redeemed                                                               (50,112)               (35,169)
                                                                --------------------   --------------------
Net increase (decrease)                                                      392,780                181,387
Units outstanding, beginning                                                 181,387                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    574,167                181,387
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            551,458
Cost of units redeemed/account charges                                                              (68,562)
Net investment income (loss)                                                                         (4,094)
Net realized gain (loss)                                                                               (339)
Realized gain distributions                                                                               6
Net change in unrealized appreciation (depreciation)                                                (92,209)
                                                                                       --------------------
Net assets                                                                             $            386,260
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.67               574   $           386              1.25%            -20.0%
12/31/2013                        0.84               181               153              1.25%            -10.8%
12/31/2012                        0.94                 0                 0              1.25%             -3.6%
12/31/2011                        0.98                 0                 0              1.25%             -2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.68                 0   $             0              1.00%            -19.8%
12/31/2013                        0.85                 0                 0              1.00%            -10.6%
12/31/2012                        0.95                 0                 0              1.00%             -3.4%
12/31/2011                        0.98                 0                 0              1.00%             -2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.68                 0   $             0              0.75%            -19.6%
12/31/2013                        0.85                 0                 0              0.75%            -10.3%
12/31/2012                        0.95                 0                 0              0.75%             -3.1%
12/31/2011                        0.98                 0                 0              0.75%             -2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.69                 0   $             0              0.50%            -19.4%
12/31/2013                        0.86                 0                 0              0.50%            -10.1%
12/31/2012                        0.95                 0                 0              0.50%             -2.9%
12/31/2011                        0.98                 0                 0              0.50%             -2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.69                 0   $             0              0.25%            -19.2%
12/31/2013                        0.86                 0                 0              0.25%             -9.9%
12/31/2012                        0.95                 0                 0              0.25%             -2.7%
12/31/2011                        0.98                 0                 0              0.25%             -2.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.70                 0   $             0              0.00%            -19.0%
12/31/2013                        0.86                 0                 0              0.00%             -9.7%
12/31/2012                        0.96                 0                 0              0.00%             -2.4%
12/31/2011                        0.98                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  RUSSELL EMERGING MARKETS S CLASS - 782493746

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       299,914   $       322,976            17,857
                                                                         ===============   ===============
Receivables: investments sold                                    3,129
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       303,043
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       303,043           161,619   $          1.88
Band 100                                                            --                --              1.90
Band 75                                                             --                --              1.93
Band 50                                                             --                --              1.96
Band 25                                                             --                --              1.99
Band 0                                                              --                --              2.02
                                                       ---------------   ---------------
 Total                                                 $       303,043           161,619
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,558
Mortality & expense charges                                                                         (4,217)
                                                                                           ---------------
Net investment income (loss)                                                                           341
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,385
Realized gain distributions                                                                          4,512
Net change in unrealized appreciation (depreciation)                                               (21,568)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,671)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,330)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                341   $             (1,642)
Net realized gain (loss)                                                       3,385                  8,955
Realized gain distributions                                                    4,512                  8,849
Net change in unrealized appreciation (depreciation)                         (21,568)               (24,264)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,330)                (8,102)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     148,725                177,268
Cost of units redeemed                                                      (137,872)              (140,516)
Account charges                                                                 (187)                  (195)
                                                                --------------------   --------------------
Increase (decrease)                                                           10,666                 36,557
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,664)                28,455
Net assets, beginning                                                        305,707                277,252
                                                                --------------------   --------------------
Net assets, ending                                              $            303,043   $            305,707
                                                                ====================   ====================

Units sold                                                                    74,883                 91,303
Units redeemed                                                               (69,981)               (72,913)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,902                 18,390
Units outstanding, beginning                                                 156,717                138,327
                                                                --------------------   --------------------
Units outstanding, ending                                                    161,619                156,717
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            928,499
Cost of units redeemed/account charges                                                             (624,110)
Net investment income (loss)                                                                         (1,811)
Net realized gain (loss)                                                                              9,785
Realized gain distributions                                                                          13,742
Net change in unrealized appreciation (depreciation)                                                (23,062)
                                                                                       --------------------
Net assets                                                                             $            303,043
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88               162   $           303              1.25%             -3.9%
12/31/2013                        1.95               157               306              1.25%             -2.7%
12/31/2012                        2.00               138               277              1.25%             17.2%
12/31/2011                        1.71                 6                10              1.25%            -19.0%
12/31/2010                        2.11                 9                18              1.25%             18.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              1.00%             -3.6%
12/31/2013                        1.98                 0                 0              1.00%             -2.4%
12/31/2012                        2.02                 0                 0              1.00%             17.5%
12/31/2011                        1.72                 0                 0              1.00%            -18.8%
12/31/2010                        2.12                 0                 0              1.00%             18.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.75%             -3.4%
12/31/2013                        2.00                 0                 0              0.75%             -2.2%
12/31/2012                        2.05                 0                 0              0.75%             17.8%
12/31/2011                        1.74                 0                 0              0.75%            -18.6%
12/31/2010                        2.13                 0                 0              0.75%             19.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.50%             -3.2%
12/31/2013                        2.03                 0                 0              0.50%             -1.9%
12/31/2012                        2.07                 0                 0              0.50%             18.1%
12/31/2011                        1.75                 0                 0              0.50%            -18.4%
12/31/2010                        2.14                 0                 0              0.50%             19.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%             -2.9%
12/31/2013                        2.05                 0                 0              0.25%             -1.7%
12/31/2012                        2.09                 0                 0              0.25%             18.4%
12/31/2011                        1.76                 0                 0              0.25%            -18.2%
12/31/2010                        2.16                 0                 0              0.25%             19.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.00%             -2.7%
12/31/2013                        2.08                 0                 0              0.00%             -1.5%
12/31/2012                        2.11                 0                 0              0.00%             18.7%
12/31/2011                        1.78                 0                 0              0.00%            -18.0%
12/31/2010                        2.17                 0                 0              0.00%             20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          0.7%
      2012          1.9%
      2011          1.1%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 RUSSELL GLOBAL EQUITY FUND S CLASS - 782478119

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           138   $           138                12
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           138
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           138                68   $          2.04
Band 100                                                            --                --              2.07
Band 75                                                             --                --              2.11
Band 50                                                             --                --              2.14
Band 25                                                             --                --              2.17
Band 0                                                              --                --              2.20
                                                       ---------------   ---------------
 Total                                                 $           138                68
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 3
Realized gain distributions                                                                              3
Net change in unrealized appreciation (depreciation)                                                    (5)
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             2
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                 --
Net realized gain (loss)                                                           3                      5
Realized gain distributions                                                        3                     --
Net change in unrealized appreciation (depreciation)                              (5)                     3
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  2                      8
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         113                     16
Cost of units redeemed                                                           (25)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               88                     16
                                                                --------------------   --------------------
Net increase (decrease)                                                           90                     24
Net assets, beginning                                                             48                     24
                                                                --------------------   --------------------
Net assets, ending                                              $                138   $                 48
                                                                ====================   ====================

Units sold                                                                        44                      9
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           44                      9
Units outstanding, beginning                                                      24                     15
                                                                --------------------   --------------------
Units outstanding, ending                                                         68                     24
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                164
Cost of units redeemed/account charges                                                                  (38)
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                               3
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                138
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04                 0   $             0              1.25%              3.3%
12/31/2013                        1.98                 0                 0              1.25%             26.3%
12/31/2012                        1.57                 0                 0              1.25%             14.2%
12/31/2011                        1.37                 0                 0              1.25%            -10.2%
12/31/2010                        1.53                 0                 0              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                 0   $             0              1.00%              3.6%
12/31/2013                        2.00                 0                 0              1.00%             26.6%
12/31/2012                        1.58                 0                 0              1.00%             14.4%
12/31/2011                        1.38                 0                 0              1.00%            -10.0%
12/31/2010                        1.53                 0                 0              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              0.75%              3.9%
12/31/2013                        2.03                 0                 0              0.75%             27.0%
12/31/2012                        1.60                 0                 0              0.75%             14.7%
12/31/2011                        1.39                 0                 0              0.75%             -9.8%
12/31/2010                        1.54                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.50%              4.1%
12/31/2013                        2.05                 0                 0              0.50%             27.3%
12/31/2012                        1.61                 0                 0              0.50%             15.0%
12/31/2011                        1.40                 0                 0              0.50%             -9.5%
12/31/2010                        1.55                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.17                 0   $             0              0.25%              4.4%
12/31/2013                        2.08                 0                 0              0.25%             27.6%
12/31/2012                        1.63                 0                 0              0.25%             15.3%
12/31/2011                        1.41                 0                 0              0.25%             -9.3%
12/31/2010                        1.56                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.20                 0   $             0              0.00%              4.6%
12/31/2013                        2.11                 0                 0              0.00%             27.9%
12/31/2012                        1.65                 0                 0              0.00%             15.6%
12/31/2011                        1.42                 0                 0              0.00%             -9.1%
12/31/2010                        1.57                 0                 0              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL INFRASTRUCTURE FUND S CLASS - 782494256 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.44
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.25%              9.5%
12/31/2013                        1.32                 0                 0              1.25%             14.6%
12/31/2012                        1.15                 0                 0              1.25%             13.0%
12/31/2011                        1.02                 0                 0              1.25%              1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.00%              9.7%
12/31/2013                        1.33                 0                 0              1.00%             14.9%
12/31/2012                        1.16                 0                 0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%              1.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%             10.0%
12/31/2013                        1.33                 0                 0              0.75%             15.2%
12/31/2012                        1.16                 0                 0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%              2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%             10.3%
12/31/2013                        1.34                 0                 0              0.50%             15.5%
12/31/2012                        1.16                 0                 0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%              2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.25%             10.6%
12/31/2013                        1.35                 0                 0              0.25%             15.8%
12/31/2012                        1.17                 0                 0              0.25%             14.2%
12/31/2011                        1.02                 0                 0              0.25%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.00%             10.8%
12/31/2013                        1.36                 0                 0              0.00%             16.0%
12/31/2012                        1.17                 0                 0              0.00%             14.4%
12/31/2011                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL OPPORTUNISTIC CREDIT S CLASS - 782494199 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              1.25%             -0.1%
12/31/2013                        1.17                 0                 0              1.25%             -0.8%
12/31/2012                        1.18                 0                 0              1.25%             15.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              1.00%              0.1%
12/31/2013                        1.17                 0                 0              1.00%             -0.5%
12/31/2012                        1.18                 0                 0              1.00%             15.5%
12/31/2011                        1.02                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.75%              0.4%
12/31/2013                        1.18                 0                 0              0.75%             -0.3%
12/31/2012                        1.18                 0                 0              0.75%             15.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.50%              0.6%
12/31/2013                        1.19                 0                 0              0.50%              0.0%
12/31/2012                        1.19                 0                 0              0.50%             16.1%
12/31/2011                        1.02                 0                 0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.25%              0.9%
12/31/2013                        1.19                 0                 0              0.25%              0.2%
12/31/2012                        1.19                 0                 0              0.25%             16.3%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.00%              1.1%
12/31/2013                        1.20                 0                 0              0.00%              0.5%
12/31/2012                        1.19                 0                 0              0.00%             16.6%
12/31/2011                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            RUSSELL GLOBAL REAL ESTATE SECURITIES S CLASS - 782493761

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       847,271   $       831,933            21,970
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,046)
                                                       ---------------
Net assets                                             $       843,225
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       843,225           411,381   $          2.05
Band 100                                                            --                --              2.08
Band 75                                                             --                --              2.11
Band 50                                                             --                --              2.14
Band 25                                                             --                --              2.18
Band 0                                                              --                --              2.21
                                                       ---------------   ---------------
 Total                                                 $       843,225           411,381
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        44,882
Mortality & expense charges                                                                        (23,103)
                                                                                           ---------------
Net investment income (loss)                                                                        21,779
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           153,202
Realized gain distributions                                                                         46,091
Net change in unrealized appreciation (depreciation)                                                 3,274
                                                                                           ---------------
Net gain (loss)                                                                                    202,567
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       224,346
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,779   $             30,418
Net realized gain (loss)                                                     153,202                 71,846
Realized gain distributions                                                   46,091                131,841
Net change in unrealized appreciation (depreciation)                           3,274               (197,998)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            224,346                 36,107
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     408,219                389,153
Cost of units redeemed                                                    (1,568,188)              (463,605)
Account charges                                                                 (598)                  (699)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,160,567)               (75,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (936,221)               (39,044)
Net assets, beginning                                                      1,779,446              1,818,490
                                                                --------------------   --------------------
Net assets, ending                                              $            843,225   $          1,779,446
                                                                ====================   ====================

Units sold                                                                   209,967                225,520
Units redeemed                                                              (781,257)              (265,857)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (571,290)               (40,337)
Units outstanding, beginning                                                 982,671              1,023,008
                                                                --------------------   --------------------
Units outstanding, ending                                                    411,381                982,671
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,497,780
Cost of units redeemed/account charges                                                           (3,361,830)
Net investment income (loss)                                                                        156,728
Net realized gain (loss)                                                                            351,448
Realized gain distributions                                                                         183,761
Net change in unrealized appreciation (depreciation)                                                 15,338
                                                                                       --------------------
Net assets                                                                             $            843,225
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05               411   $           843              1.25%             13.2%
12/31/2013                        1.81               983             1,779              1.25%              1.9%
12/31/2012                        1.78             1,023             1,818              1.25%             26.2%
12/31/2011                        1.41             1,061             1,495              1.25%             -8.6%
12/31/2010                        1.54               933             1,438              1.25%             21.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              1.00%             13.5%
12/31/2013                        1.83                 0                 0              1.00%              2.1%
12/31/2012                        1.80                 0                 0              1.00%             26.5%
12/31/2011                        1.42                 0                 0              1.00%             -8.4%
12/31/2010                        1.55                 0                 0              1.00%             21.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.11                 0   $             0              0.75%             13.8%
12/31/2013                        1.86                 0                 0              0.75%              2.4%
12/31/2012                        1.81                 0                 0              0.75%             26.8%
12/31/2011                        1.43                 0                 0              0.75%             -8.2%
12/31/2010                        1.56                 0                 0              0.75%             22.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.14                 0   $             0              0.50%             14.0%
12/31/2013                        1.88                 0                 0              0.50%              2.6%
12/31/2012                        1.83                 0                 0              0.50%             27.1%
12/31/2011                        1.44                 0                 0              0.50%             -7.9%
12/31/2010                        1.57                 0                 0              0.50%             22.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.18                 0   $             0              0.25%             14.3%
12/31/2013                        1.90                 0                 0              0.25%              2.9%
12/31/2012                        1.85                 0                 0              0.25%             27.4%
12/31/2011                        1.45                 0                 0              0.25%             -7.7%
12/31/2010                        1.57                 0                 0              0.25%             22.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              0.00%             14.6%
12/31/2013                        1.93                 0                 0              0.00%              3.2%
12/31/2012                        1.87                 0                 0              0.00%             27.8%
12/31/2011                        1.46                 0                 0              0.00%             -7.5%
12/31/2010                        1.58                 0                 0              0.00%             23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.4%
      2013          3.0%
      2012          5.8%
      2011          2.3%
      2010          2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     RUSSELL INTERNATIONAL DEVELOPED MARKETS S CLASS - 782494488 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.50
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.59
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              1.25%             -6.6%
12/31/2013                        1.61                 0                 0              1.25%             20.4%
12/31/2012                        1.33                 0                 0              1.25%             16.2%
12/31/2011                        1.15                 0                 0              1.25%            -14.9%
12/31/2010                        1.35                 0                 0              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              1.00%             -6.4%
12/31/2013                        1.63                 0                 0              1.00%             20.7%
12/31/2012                        1.35                 0                 0              1.00%             16.5%
12/31/2011                        1.16                 0                 0              1.00%            -14.7%
12/31/2010                        1.36                 0                 0              1.00%              7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%             -6.2%
12/31/2013                        1.65                 0                 0              0.75%             21.0%
12/31/2012                        1.36                 0                 0              0.75%             16.8%
12/31/2011                        1.17                 0                 0              0.75%            -14.4%
12/31/2010                        1.36                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.50%             -5.9%
12/31/2013                        1.67                 0                 0              0.50%             21.3%
12/31/2012                        1.38                 0                 0              0.50%             17.1%
12/31/2011                        1.17                 0                 0              0.50%            -14.2%
12/31/2010                        1.37                 0                 0              0.50%              7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.25%             -5.7%
12/31/2013                        1.69                 0                 0              0.25%             21.6%
12/31/2012                        1.39                 0                 0              0.25%             17.4%
12/31/2011                        1.18                 0                 0              0.25%            -14.0%
12/31/2010                        1.38                 0                 0              0.25%              7.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                 0   $             0              0.00%             -5.5%
12/31/2013                        1.71                 0                 0              0.00%             21.9%
12/31/2012                        1.40                 0                 0              0.00%             17.7%
12/31/2011                        1.19                 0                 0              0.00%            -13.8%
12/31/2010                        1.38                 0                 0              0.00%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL INVESTMENT GRADE BOND FUND S CLASS - 782494835 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.36
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              1.25%              4.6%
12/31/2013                        1.30                 0                 0              1.25%             -3.6%
12/31/2012                        1.35                 0                 0              1.25%              4.9%
12/31/2011                        1.29                 0                 0              1.25%              4.7%
12/31/2010                        1.23                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              1.00%              4.9%
12/31/2013                        1.32                 0                 0              1.00%             -3.4%
12/31/2012                        1.36                 0                 0              1.00%              5.2%
12/31/2011                        1.30                 0                 0              1.00%              4.9%
12/31/2010                        1.24                 0                 0              1.00%              7.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              5.1%
12/31/2013                        1.33                 0                 0              0.75%             -3.1%
12/31/2012                        1.38                 0                 0              0.75%              5.4%
12/31/2011                        1.31                 0                 0              0.75%              5.2%
12/31/2010                        1.24                 0                 0              0.75%              7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.50%              5.4%
12/31/2013                        1.35                 0                 0              0.50%             -2.9%
12/31/2012                        1.39                 0                 0              0.50%              5.7%
12/31/2011                        1.32                 0                 0              0.50%              5.4%
12/31/2010                        1.25                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.25%              5.7%
12/31/2013                        1.37                 0                 0              0.25%             -2.6%
12/31/2012                        1.40                 0                 0              0.25%              6.0%
12/31/2011                        1.33                 0                 0              0.25%              5.7%
12/31/2010                        1.25                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.00%              5.9%
12/31/2013                        1.38                 0                 0              0.00%             -2.4%
12/31/2012                        1.42                 0                 0              0.00%              6.2%
12/31/2011                        1.34                 0                 0              0.00%              6.0%
12/31/2010                        1.26                 0                 0              0.00%              8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2015 STRATEGY FUND R1 CLASS - 782494819

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,304,261   $     1,521,763           152,040
                                                                         ===============   ===============
Receivables: investments sold                                   12,411
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,316,672
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,316,672           800,766   $          1.64
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.72
Band 25                                                             --                --              1.75
Band 0                                                              --                --              1.77
                                                       ---------------   ---------------
 Total                                                 $     1,316,672           800,766
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        24,939
Mortality & expense charges                                                                         (8,735)
                                                                                           ---------------
Net investment income (loss)                                                                        16,204
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (23,339)
Realized gain distributions                                                                        190,747
Net change in unrealized appreciation (depreciation)                                              (182,163)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,755)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,449
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,204   $                557
Net realized gain (loss)                                                     (23,339)               128,117
Realized gain distributions                                                  190,747                 58,275
Net change in unrealized appreciation (depreciation)                        (182,163)              (100,023)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,449                 86,926
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,725,190                685,682
Cost of units redeemed                                                    (2,212,358)            (2,588,276)
Account charges                                                                 (712)                  (526)
                                                                --------------------   --------------------
Increase (decrease)                                                          512,120             (1,903,120)
                                                                --------------------   --------------------
Net increase (decrease)                                                      513,569             (1,816,194)
Net assets, beginning                                                        803,103              2,619,297
                                                                --------------------   --------------------
Net assets, ending                                              $          1,316,672   $            803,103
                                                                ====================   ====================

Units sold                                                                 1,651,561                449,693
Units redeemed                                                            (1,355,795)            (1,677,884)
                                                                --------------------   --------------------
Net increase (decrease)                                                      295,766             (1,228,191)
Units outstanding, beginning                                                 505,000              1,733,191
                                                                --------------------   --------------------
Units outstanding, ending                                                    800,766                505,000
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,825,524
Cost of units redeemed/account charges                                                           (6,968,009)
Net investment income (loss)                                                                        179,609
Net realized gain (loss)                                                                            201,685
Realized gain distributions                                                                         295,365
Net change in unrealized appreciation (depreciation)                                               (217,502)
                                                                                       --------------------
Net assets                                                                             $          1,316,672
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64               801   $         1,317              1.25%              3.4%
12/31/2013                        1.59               505               803              1.25%              5.2%
12/31/2012                        1.51             1,733             2,619              1.25%              9.5%
12/31/2011                        1.38             2,628             3,627              1.25%             -0.3%
12/31/2010                        1.38             1,322             1,830              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              1.00%              3.7%
12/31/2013                        1.61                 0                 0              1.00%              5.5%
12/31/2012                        1.53                 0                 0              1.00%              9.8%
12/31/2011                        1.39                 0                 0              1.00%             -0.1%
12/31/2010                        1.39                 0                 0              1.00%             11.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.75%              3.9%
12/31/2013                        1.63                 0                 0              0.75%              5.8%
12/31/2012                        1.54                 0                 0              0.75%             10.1%
12/31/2011                        1.40                 0                 0              0.75%              0.2%
12/31/2010                        1.40                 0                 0              0.75%             12.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.50%              4.2%
12/31/2013                        1.65                 0                 0              0.50%              6.0%
12/31/2012                        1.56                 0                 0              0.50%             10.3%
12/31/2011                        1.41                 0                 0              0.50%              0.4%
12/31/2010                        1.41                 0                 0              0.50%             12.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.25%              4.4%
12/31/2013                        1.67                 0                 0              0.25%              6.3%
12/31/2012                        1.57                 0                 0              0.25%             10.6%
12/31/2011                        1.42                 0                 0              0.25%              0.7%
12/31/2010                        1.41                 0                 0              0.25%             12.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.77                 0   $             0              0.00%              4.7%
12/31/2013                        1.69                 0                 0              0.00%              6.6%
12/31/2012                        1.59                 0                 0              0.00%             10.9%
12/31/2011                        1.43                 0                 0              0.00%              0.9%
12/31/2010                        1.42                 0                 0              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.4%
      2013          1.2%
      2012          2.7%
      2011          3.3%
      2010          6.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2015 STRATEGY FUND R5 CLASS - 78249R594

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,788,412   $     2,057,642           206,750
                                                                         ===============   ===============
Receivables: investments sold                                    2,051
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,790,463
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,715,486         1,076,294   $          1.59
Band 100                                                        74,977            46,336              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.69
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $     1,790,463         1,122,630
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        34,962
Mortality & expense charges                                                                        (21,348)
                                                                                           ---------------
Net investment income (loss)                                                                        13,614
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (10,189)
Realized gain distributions                                                                        260,799
Net change in unrealized appreciation (depreciation)                                              (219,663)
                                                                                           ---------------
Net gain (loss)                                                                                     30,947
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        44,561
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,614   $                 99
Net realized gain (loss)                                                     (10,189)                74,027
Realized gain distributions                                                  260,799                 96,616
Net change in unrealized appreciation (depreciation)                        (219,663)               (91,631)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,561                 79,111
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     970,789                715,749
Cost of units redeemed                                                      (554,690)            (1,011,746)
Account charges                                                                 (279)                (1,514)
                                                                --------------------   --------------------
Increase (decrease)                                                          415,820               (297,511)
                                                                --------------------   --------------------
Net increase (decrease)                                                      460,381               (218,400)
Net assets, beginning                                                      1,330,082              1,548,482
                                                                --------------------   --------------------
Net assets, ending                                              $          1,790,463   $          1,330,082
                                                                ====================   ====================

Units sold                                                                   641,436                489,876
Units redeemed                                                              (377,100)              (677,723)
                                                                --------------------   --------------------
Net increase (decrease)                                                      264,336               (187,847)
Units outstanding, beginning                                                 858,294              1,046,141
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,122,630                858,294
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,992,034
Cost of units redeemed/account charges                                                           (2,607,735)
Net investment income (loss)                                                                         96,573
Net realized gain (loss)                                                                            194,671
Realized gain distributions                                                                         384,150
Net change in unrealized appreciation (depreciation)                                               (269,230)
                                                                                       --------------------
Net assets                                                                             $          1,790,463
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59             1,076   $         1,715              1.25%              2.9%
12/31/2013                        1.55               858             1,330              1.25%              4.7%
12/31/2012                        1.48             1,046             1,548              1.25%              8.9%
12/31/2011                        1.36             1,156             1,570              1.25%             -0.8%
12/31/2010                        1.37               911             1,248              1.25%             11.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62                46   $            75              1.00%              3.1%
12/31/2013                        1.57                 0                 0              1.00%              5.0%
12/31/2012                        1.50                 0                 0              1.00%              9.2%
12/31/2011                        1.37                 0                 0              1.00%             -0.6%
12/31/2010                        1.38                 0                 0              1.00%             11.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.75%              3.4%
12/31/2013                        1.59                 0                 0              0.75%              5.2%
12/31/2012                        1.51                 0                 0              0.75%              9.5%
12/31/2011                        1.38                 0                 0              0.75%             -0.3%
12/31/2010                        1.38                 0                 0              0.75%             11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.50%              3.6%
12/31/2013                        1.61                 0                 0              0.50%              5.5%
12/31/2012                        1.53                 0                 0              0.50%              9.7%
12/31/2011                        1.39                 0                 0              0.50%             -0.1%
12/31/2010                        1.39                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.69                 0   $             0              0.25%              3.9%
12/31/2013                        1.63                 0                 0              0.25%              5.7%
12/31/2012                        1.54                 0                 0              0.25%             10.0%
12/31/2011                        1.40                 0                 0              0.25%              0.2%
12/31/2010                        1.40                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.00%              4.1%
12/31/2013                        1.65                 0                 0              0.00%              6.0%
12/31/2012                        1.56                 0                 0              0.00%             10.3%
12/31/2011                        1.41                 0                 0              0.00%              0.4%
12/31/2010                        1.41               111               155              0.00%             12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          1.3%
      2012          2.7%
      2011          2.3%
      2010          4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R1 CLASS - 782478275

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,837,269   $    10,802,426         1,032,536
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,080)
                                                       ---------------
Net assets                                             $     8,828,189
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,828,189         5,175,887   $          1.71
Band 100                                                            --                --              1.73
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.78
Band 25                                                             --                --              1.81
Band 0                                                              --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $     8,828,189         5,175,887
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       239,849
Mortality & expense charges                                                                       (143,847)
                                                                                           ---------------
Net investment income (loss)                                                                        96,002
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,356,249
Realized gain distributions                                                                      2,485,803
Net change in unrealized appreciation (depreciation)                                            (3,621,888)
                                                                                           ---------------
Net gain (loss)                                                                                    220,164
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       316,166
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             96,002   $             95,100
Net realized gain (loss)                                                   1,356,249              1,480,595
Realized gain distributions                                                2,485,803                244,910
Net change in unrealized appreciation (depreciation)                      (3,621,888)              (715,684)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            316,166              1,104,921
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,645,966              2,527,661
Cost of units redeemed                                                    (9,080,408)            (8,400,293)
Account charges                                                               (3,210)                (4,035)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,437,652)            (5,876,667)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,121,486)            (4,771,746)
Net assets, beginning                                                     12,949,675             17,721,421
                                                                --------------------   --------------------
Net assets, ending                                              $          8,828,189   $         12,949,675
                                                                ====================   ====================

Units sold                                                                 2,794,547              1,614,148
Units redeemed                                                            (5,470,174)            (5,330,549)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,675,627)            (3,716,401)
Units outstanding, beginning                                               7,851,514             11,567,915
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,175,887              7,851,514
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         27,119,347
Cost of units redeemed/account charges                                                          (24,377,000)
Net investment income (loss)                                                                      1,406,306
Net realized gain (loss)                                                                          3,913,980
Realized gain distributions                                                                       2,730,713
Net change in unrealized appreciation (depreciation)                                             (1,965,157)
                                                                                       --------------------
Net assets                                                                             $          8,828,189
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71             5,176   $         8,828              1.25%              3.4%
12/31/2013                        1.65             7,852            12,950              1.25%              7.7%
12/31/2012                        1.53            11,568            17,721              1.25%             10.4%
12/31/2011                        1.39            12,173            16,891              1.25%             -1.5%
12/31/2010                        1.41            11,297            15,918              1.25%             12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73                 0   $             0              1.00%              3.7%
12/31/2013                        1.67                 0                 0              1.00%              7.9%
12/31/2012                        1.55                 0                 0              1.00%             10.7%
12/31/2011                        1.40                 0                 0              1.00%             -1.3%
12/31/2010                        1.42                 0                 0              1.00%             12.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              0.75%              3.9%
12/31/2013                        1.69                 0                 0              0.75%              8.2%
12/31/2012                        1.56                 0                 0              0.75%             11.0%
12/31/2011                        1.41                 0                 0              0.75%             -1.0%
12/31/2010                        1.42                 0                 0              0.75%             12.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.50%              4.2%
12/31/2013                        1.71                 0                 0              0.50%              8.5%
12/31/2012                        1.58                 0                 0              0.50%             11.2%
12/31/2011                        1.42                 0                 0              0.50%             -0.8%
12/31/2010                        1.43                 0                 0              0.50%             13.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.25%              4.5%
12/31/2013                        1.73                 0                 0              0.25%              8.7%
12/31/2012                        1.60                 0                 0              0.25%             11.5%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%
12/31/2010                        1.44                 0                 0              0.25%             13.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.00%              4.7%
12/31/2013                        1.76                 0                 0              0.00%              9.0%
12/31/2012                        1.61                 0                 0              0.00%             11.8%
12/31/2011                        1.44                 0                 0              0.00%             -0.3%
12/31/2010                        1.45                 0                 0              0.00%             13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          1.9%
      2012          3.2%
      2011          2.7%
      2010          4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R5 CLASS - 78249R578

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,531,325   $     5,472,172           531,620
                                                                         ===============   ===============
Receivables: investments sold                                    3,398
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,534,723
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,136,465         2,935,651   $          1.41
Band 100                                                       398,258           275,779              1.44
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
 Total                                                 $     4,534,723         3,211,430
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        88,538
Mortality & expense charges                                                                        (54,422)
                                                                                           ---------------
Net investment income (loss)                                                                        34,116
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           174,154
Realized gain distributions                                                                      1,281,695
Net change in unrealized appreciation (depreciation)                                            (1,369,306)
                                                                                           ---------------
Net gain (loss)                                                                                     86,543
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       120,659
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,116   $             10,490
Net realized gain (loss)                                                     174,154                323,652
Realized gain distributions                                                1,281,695                 81,179
Net change in unrealized appreciation (depreciation)                      (1,369,306)              (106,268)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            120,659                309,053
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,629,663                295,084
Cost of units redeemed                                                    (1,534,156)            (1,250,384)
Account charges                                                               (2,566)                (3,585)
                                                                --------------------   --------------------
Increase (decrease)                                                           92,941               (958,885)
                                                                --------------------   --------------------
Net increase (decrease)                                                      213,600               (649,832)
Net assets, beginning                                                      4,321,123              4,970,955
                                                                --------------------   --------------------
Net assets, ending                                              $          4,534,723   $          4,321,123
                                                                ====================   ====================

Units sold                                                                 1,472,882                874,916
Units redeemed                                                            (1,414,285)            (1,610,888)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,597               (735,972)
Units outstanding, beginning                                               3,152,833              3,888,805
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,211,430              3,152,833
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,064,871
Cost of units redeemed/account charges                                                          (13,547,801)
Net investment income (loss)                                                                        468,819
Net realized gain (loss)                                                                          1,100,244
Realized gain distributions                                                                       1,389,437
Net change in unrealized appreciation (depreciation)                                               (940,847)
                                                                                       --------------------
Net assets                                                                             $          4,534,723
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41             2,936   $         4,136              1.25%              2.8%
12/31/2013                        1.37             3,146             4,312              1.25%              7.2%
12/31/2012                        1.28             3,883             4,964              1.25%              9.9%
12/31/2011                        1.16             5,653             6,577              1.25%             -2.0%
12/31/2010                        1.19             4,391             5,215              1.25%             11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44               276   $           398              1.00%              3.1%
12/31/2013                        1.40                 5                 7              1.00%              7.5%
12/31/2012                        1.30                 4                 5              1.00%             10.1%
12/31/2011                        1.18                 4                 5              1.00%             -1.8%
12/31/2010                        1.20                 3                 4              1.00%             11.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              3.3%
12/31/2013                        1.43                 0                 0              0.75%              7.8%
12/31/2012                        1.33                 0                 0              0.75%             10.4%
12/31/2011                        1.20                 0                 0              0.75%             -1.5%
12/31/2010                        1.22                 0                 0              0.75%             12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%              3.6%
12/31/2013                        1.46                 2                 2              0.50%              8.0%
12/31/2012                        1.36                 1                 2              0.50%             10.7%
12/31/2011                        1.22                 1                 2              0.50%             -1.3%
12/31/2010                        1.24                 1                 2              0.50%             12.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%              3.8%
12/31/2013                        1.50                 0                 0              0.25%              8.3%
12/31/2012                        1.38                 0                 0              0.25%             11.0%
12/31/2011                        1.25                 0                 0              0.25%             -1.0%
12/31/2010                        1.26                 0                 0              0.25%             12.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.00%              4.1%
12/31/2013                        1.53                 0                 0              0.00%              8.6%
12/31/2012                        1.41                 0                 0              0.00%             11.2%
12/31/2011                        1.27                 0                 0              0.00%             -0.8%
12/31/2010                        1.28               378               483              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          1.4%
      2012          2.3%
      2011          2.3%
      2010          4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R1 CLASS - 782494777

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,220,468   $     2,694,228           263,496
                                                                         ===============   ===============
Receivables: investments sold                                    3,440
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,223,908
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,223,908         1,250,405   $          1.78
Band 100                                                            --                --              1.81
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.86
Band 25                                                             --                --              1.89
Band 0                                                              --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $     2,223,908         1,250,405
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        43,825
Mortality & expense charges                                                                        (16,478)
                                                                                           ---------------
Net investment income (loss)                                                                        27,347
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,513
Realized gain distributions                                                                        434,966
Net change in unrealized appreciation (depreciation)                                              (495,623)
                                                                                           ---------------
Net gain (loss)                                                                                    (25,144)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,203
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,347   $             10,673
Net realized gain (loss)                                                      35,513                187,070
Realized gain distributions                                                  434,966                 64,539
Net change in unrealized appreciation (depreciation)                        (495,623)               (63,454)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,203                198,828
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,042,656                728,165
Cost of units redeemed                                                    (1,172,711)            (2,490,848)
Account charges                                                               (1,423)                  (944)
                                                                --------------------   --------------------
Increase (decrease)                                                          868,522             (1,763,627)
                                                                --------------------   --------------------
Net increase (decrease)                                                      870,725             (1,564,799)
Net assets, beginning                                                      1,353,183              2,917,982
                                                                --------------------   --------------------
Net assets, ending                                              $          2,223,908   $          1,353,183
                                                                ====================   ====================

Units sold                                                                 1,145,074                453,892
Units redeemed                                                              (678,415)            (1,548,539)
                                                                --------------------   --------------------
Net increase (decrease)                                                      466,659             (1,094,647)
Units outstanding, beginning                                                 783,746              1,878,393
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,250,405                783,746
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,197,064
Cost of units redeemed/account charges                                                           (5,586,574)
Net investment income (loss)                                                                        164,668
Net realized gain (loss)                                                                            358,683
Realized gain distributions                                                                         563,827
Net change in unrealized appreciation (depreciation)                                               (473,760)
                                                                                       --------------------
Net assets                                                                             $          2,223,908
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78             1,250   $         2,224              1.25%              3.0%
12/31/2013                        1.73               784             1,353              1.25%             11.1%
12/31/2012                        1.55             1,878             2,918              1.25%             11.6%
12/31/2011                        1.39             2,228             3,102              1.25%             -3.2%
12/31/2010                        1.44             1,278             1,838              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              1.00%              3.3%
12/31/2013                        1.75                 0                 0              1.00%             11.4%
12/31/2012                        1.57                 0                 0              1.00%             11.9%
12/31/2011                        1.40                 0                 0              1.00%             -3.0%
12/31/2010                        1.45                 0                 0              1.00%             13.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.75%              3.5%
12/31/2013                        1.77                 0                 0              0.75%             11.7%
12/31/2012                        1.59                 0                 0              0.75%             12.2%
12/31/2011                        1.41                 0                 0              0.75%             -2.8%
12/31/2010                        1.45                 0                 0              0.75%             13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.50%              3.8%
12/31/2013                        1.79                 0                 0              0.50%             12.0%
12/31/2012                        1.60                 0                 0              0.50%             12.4%
12/31/2011                        1.42                 0                 0              0.50%             -2.5%
12/31/2010                        1.46                 0                 0              0.50%             14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              0.25%              4.0%
12/31/2013                        1.82                 0                 0              0.25%             12.3%
12/31/2012                        1.62                 0                 0              0.25%             12.7%
12/31/2011                        1.43                 0                 0              0.25%             -2.3%
12/31/2010                        1.47                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.00%              4.3%
12/31/2013                        1.84                 0                 0              0.00%             12.5%
12/31/2012                        1.63                 0                 0              0.00%             13.0%
12/31/2011                        1.45                 0                 0              0.00%             -2.0%
12/31/2010                        1.48                 0                 0              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          1.6%
      2012          2.5%
      2011          2.7%
      2010          5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R5 CLASS - 78249R552

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,215,538   $     2,583,385           263,408
                                                                         ===============   ===============
Receivables: investments sold                                    2,364
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,217,902
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,057,337         1,192,499   $          1.73
Band 100                                                       160,565            91,673              1.75
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.81
Band 25                                                             --                --              1.83
Band 0                                                              --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $     2,217,902         1,284,172
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        41,715
Mortality & expense charges                                                                        (28,411)
                                                                                           ---------------
Net investment income (loss)                                                                        13,304
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,104
Realized gain distributions                                                                        433,166
Net change in unrealized appreciation (depreciation)                                              (461,260)
                                                                                           ---------------
Net gain (loss)                                                                                     47,010
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        60,314
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,304   $             11,051
Net realized gain (loss)                                                      75,104                 41,590
Realized gain distributions                                                  433,166                 93,783
Net change in unrealized appreciation (depreciation)                        (461,260)                29,303
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,314                175,727
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,285,832                513,083
Cost of units redeemed                                                    (1,084,360)              (223,603)
Account charges                                                                 (441)                (1,536)
                                                                --------------------   --------------------
Increase (decrease)                                                          201,031                287,944
                                                                --------------------   --------------------
Net increase (decrease)                                                      261,345                463,671
Net assets, beginning                                                      1,956,557              1,492,886
                                                                --------------------   --------------------
Net assets, ending                                              $          2,217,902   $          1,956,557
                                                                ====================   ====================

Units sold                                                                   832,596                400,089
Units redeemed                                                              (711,755)              (217,714)
                                                                --------------------   --------------------
Net increase (decrease)                                                      120,841                182,375
Units outstanding, beginning                                               1,163,331                980,956
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,284,172              1,163,331
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,001,294
Cost of units redeemed/account charges                                                           (2,326,381)
Net investment income (loss)                                                                         85,194
Net realized gain (loss)                                                                            265,476
Realized gain distributions                                                                         560,166
Net change in unrealized appreciation (depreciation)                                               (367,847)
                                                                                       --------------------
Net assets                                                                             $          2,217,902
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.73             1,192   $         2,057              1.25%              2.6%
12/31/2013                        1.68             1,163             1,957              1.25%             10.5%
12/31/2012                        1.52               981             1,493              1.25%             11.1%
12/31/2011                        1.37             1,216             1,666              1.25%             -3.7%
12/31/2010                        1.42               970             1,381              1.25%             12.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                92   $           161              1.00%              2.8%
12/31/2013                        1.70                 0                 0              1.00%             10.8%
12/31/2012                        1.54                 0                 0              1.00%             11.3%
12/31/2011                        1.38                 0                 0              1.00%             -3.5%
12/31/2010                        1.43                 0                 0              1.00%             12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                 0   $             0              0.75%              3.1%
12/31/2013                        1.72                 0                 0              0.75%             11.1%
12/31/2012                        1.55                 0                 0              0.75%             11.6%
12/31/2011                        1.39                 0                 0              0.75%             -3.2%
12/31/2010                        1.44                 0                 0              0.75%             13.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.50%              3.4%
12/31/2013                        1.75                 0                 0              0.50%             11.3%
12/31/2012                        1.57                 0                 0              0.50%             11.9%
12/31/2011                        1.40                 0                 0              0.50%             -3.0%
12/31/2010                        1.45                 0                 0              0.50%             13.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.25%              3.6%
12/31/2013                        1.77                 0                 0              0.25%             11.6%
12/31/2012                        1.58                 0                 0              0.25%             12.2%
12/31/2011                        1.41                 0                 0              0.25%             -2.8%
12/31/2010                        1.45                 0                 0              0.25%             13.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.00%              3.9%
12/31/2013                        1.79                 0                 0              0.00%             11.9%
12/31/2012                        1.60                 0                 0              0.00%             12.5%
12/31/2011                        1.42                 0                 0              0.00%             -2.5%
12/31/2010                        1.46               131               192              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          1.9%
      2012          2.1%
      2011          1.9%
      2010          4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R1 CLASS - 782478259

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,150,171   $     8,290,088           832,107
                                                                         ===============   ===============
Receivables: investments sold                                    5,954
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,156,125
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,156,125         3,886,246   $          1.84
Band 100                                                            --                --              1.87
Band 75                                                             --                --              1.90
Band 50                                                             --                --              1.93
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $     7,156,125         3,886,246
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       176,212
Mortality & expense charges                                                                       (119,316)
                                                                                           ---------------
Net investment income (loss)                                                                        56,896
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,193,556
Realized gain distributions                                                                      2,133,534
Net change in unrealized appreciation (depreciation)                                            (3,198,073)
                                                                                           ---------------
Net gain (loss)                                                                                    129,017
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       185,913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             56,896   $            103,602
Net realized gain (loss)                                                   1,193,556              1,384,279
Realized gain distributions                                                2,133,534                     --
Net change in unrealized appreciation (depreciation)                      (3,198,073)               100,172
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            185,913              1,588,053
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,454,032              1,991,706
Cost of units redeemed                                                    (5,596,956)            (6,043,594)
Account charges                                                               (3,147)                (3,850)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,146,071)            (4,055,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,960,158)            (2,467,685)
Net assets, beginning                                                     10,116,283             12,583,968
                                                                --------------------   --------------------
Net assets, ending                                              $          7,156,125   $         10,116,283
                                                                ====================   ====================

Units sold                                                                 1,337,702              1,215,150
Units redeemed                                                            (3,096,656)            (3,647,039)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,758,954)            (2,431,889)
Units outstanding, beginning                                               5,645,200              8,077,089
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,886,246              5,645,200
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,233,383
Cost of units redeemed/account charges                                                          (16,130,703)
Net investment income (loss)                                                                        629,754
Net realized gain (loss)                                                                          3,430,074
Realized gain distributions                                                                       2,133,534
Net change in unrealized appreciation (depreciation)                                             (1,139,917)
                                                                                       --------------------
Net assets                                                                             $          7,156,125
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84             3,886   $         7,156              1.25%              2.8%
12/31/2013                        1.79             5,645            10,116              1.25%             15.0%
12/31/2012                        1.56             8,077            12,584              1.25%             12.6%
12/31/2011                        1.38             8,427            11,659              1.25%             -5.6%
12/31/2010                        1.46             7,372            10,801              1.25%             13.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              1.00%              3.0%
12/31/2013                        1.81                 0                 0              1.00%             15.3%
12/31/2012                        1.57                 0                 0              1.00%             12.9%
12/31/2011                        1.39                 0                 0              1.00%             -5.3%
12/31/2010                        1.47                 0                 0              1.00%             14.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              0.75%              3.3%
12/31/2013                        1.84                 0                 0              0.75%             15.6%
12/31/2012                        1.59                 0                 0              0.75%             13.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.1%
12/31/2010                        1.48                 0                 0              0.75%             14.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.50%              3.5%
12/31/2013                        1.86                 0                 0              0.50%             15.9%
12/31/2012                        1.61                 0                 0              0.50%             13.5%
12/31/2011                        1.42                 0                 0              0.50%             -4.8%
12/31/2010                        1.49                 0                 0              0.50%             14.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.25%              3.8%
12/31/2013                        1.88                 0                 0              0.25%             16.2%
12/31/2012                        1.62                 0                 0              0.25%             13.7%
12/31/2011                        1.43                 0                 0              0.25%             -4.6%
12/31/2010                        1.50                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.00%              4.0%
12/31/2013                        1.91                 0                 0              0.00%             16.5%
12/31/2012                        1.64                 0                 0              0.00%             14.0%
12/31/2011                        1.44                 0                 0              0.00%             -4.4%
12/31/2010                        1.50                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          2.2%
      2012          2.3%
      2011          2.1%
      2010          2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R5 CLASS - 78249R537

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,910,070   $     4,492,865           454,903
                                                                         ===============   ===============
Receivables: investments sold                                    2,101
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,912,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,734,035         2,749,546   $          1.36
Band 100                                                       178,136           127,979              1.39
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $     3,912,171         2,877,525
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        67,912
Mortality & expense charges                                                                        (51,460)
                                                                                           ---------------
Net investment income (loss)                                                                        16,452
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           323,944
Realized gain distributions                                                                      1,166,942
Net change in unrealized appreciation (depreciation)                                            (1,407,594)
                                                                                           ---------------
Net gain (loss)                                                                                     83,292
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        99,744
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,452   $             26,954
Net realized gain (loss)                                                     323,944                276,064
Realized gain distributions                                                1,166,942                     --
Net change in unrealized appreciation (depreciation)                      (1,407,594)               253,818
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             99,744                556,836
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,130,692                196,242
Cost of units redeemed                                                    (1,663,980)              (632,037)
Account charges                                                               (2,122)                (3,200)
                                                                --------------------   --------------------
Increase (decrease)                                                         (535,410)              (438,995)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (435,666)               117,841
Net assets, beginning                                                      4,347,837              4,229,996
                                                                --------------------   --------------------
Net assets, ending                                              $          3,912,171   $          4,347,837
                                                                ====================   ====================

Units sold                                                                   974,376                811,963
Units redeemed                                                            (1,372,696)            (1,183,638)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (398,320)              (371,675)
Units outstanding, beginning                                               3,275,845              3,647,520
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,877,525              3,275,845
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         13,635,986
Cost of units redeemed/account charges                                                          (11,717,241)
Net investment income (loss)                                                                        203,937
Net realized gain (loss)                                                                          1,175,160
Realized gain distributions                                                                       1,197,124
Net change in unrealized appreciation (depreciation)                                               (582,795)
                                                                                       --------------------
Net assets                                                                             $          3,912,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36             2,750   $         3,734              1.25%              2.3%
12/31/2013                        1.33             3,276             4,348              1.25%             14.4%
12/31/2012                        1.16             3,648             4,230              1.25%             11.9%
12/31/2011                        1.04             5,267             5,457              1.25%             -6.0%
12/31/2010                        1.10             4,215             4,643              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39               128   $           178              1.00%              2.6%
12/31/2013                        1.36                 0                 0              1.00%             14.7%
12/31/2012                        1.18                 0                 0              1.00%             12.2%
12/31/2011                        1.05                 0                 0              1.00%             -5.7%
12/31/2010                        1.12                 0                 0              1.00%             13.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%              2.8%
12/31/2013                        1.39                 0                 0              0.75%             15.0%
12/31/2012                        1.21                 0                 0              0.75%             12.5%
12/31/2011                        1.07                 0                 0              0.75%             -5.5%
12/31/2010                        1.13                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.50%              3.1%
12/31/2013                        1.42                 0                 0              0.50%             15.3%
12/31/2012                        1.23                 0                 0              0.50%             12.8%
12/31/2011                        1.09                 0                 0              0.50%             -5.2%
12/31/2010                        1.15                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              3.4%
12/31/2013                        1.45                 0                 0              0.25%             15.6%
12/31/2012                        1.25                 0                 0              0.25%             13.1%
12/31/2011                        1.11                 0                 0              0.25%             -5.0%
12/31/2010                        1.17                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%              3.6%
12/31/2013                        1.48                 0                 0              0.00%             15.9%
12/31/2012                        1.28                 0                 0              0.00%             13.3%
12/31/2011                        1.13                 0                 0              0.00%             -4.8%
12/31/2010                        1.19               229               271              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          1.9%
      2012          1.5%
      2011          1.6%
      2010          2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R1 CLASS - 782494744

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,717,939   $     2,088,794           195,034
                                                                         ===============   ===============
Receivables: investments sold                                    4,213
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,722,152
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,722,152           901,198   $          1.91
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.03
Band 0                                                              --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $     1,722,152           901,198
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        31,565
Mortality & expense charges                                                                        (14,468)
                                                                                           ---------------
Net investment income (loss)                                                                        17,097
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            62,313
Realized gain distributions                                                                        366,407
Net change in unrealized appreciation (depreciation)                                              (450,790)
                                                                                           ---------------
Net gain (loss)                                                                                    (22,070)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,973)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,097   $             13,268
Net realized gain (loss)                                                      62,313                140,021
Realized gain distributions                                                  366,407                 23,880
Net change in unrealized appreciation (depreciation)                        (450,790)                34,295
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,973)               211,464
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,406,732                812,160
Cost of units redeemed                                                      (791,709)            (1,255,340)
Account charges                                                               (1,553)                (1,128)
                                                                --------------------   --------------------
Increase (decrease)                                                          613,470               (444,308)
                                                                --------------------   --------------------
Net increase (decrease)                                                      608,497               (232,844)
Net assets, beginning                                                      1,113,655              1,346,499
                                                                --------------------   --------------------
Net assets, ending                                              $          1,722,152   $          1,113,655
                                                                ====================   ====================

Units sold                                                                   739,977                487,467
Units redeemed                                                              (435,230)              (751,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                      304,747               (263,688)
Units outstanding, beginning                                                 596,451                860,139
                                                                --------------------   --------------------
Units outstanding, ending                                                    901,198                596,451
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,835,273
Cost of units redeemed/account charges                                                           (2,509,449)
Net investment income (loss)                                                                         64,461
Net realized gain (loss)                                                                            269,196
Realized gain distributions                                                                         433,526
Net change in unrealized appreciation (depreciation)                                               (370,855)
                                                                                       --------------------
Net assets                                                                             $          1,722,152
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91               901   $         1,722              1.25%              2.3%
12/31/2013                        1.87               596             1,114              1.25%             19.3%
12/31/2012                        1.57               860             1,346              1.25%             13.7%
12/31/2011                        1.38             1,064             1,466              1.25%             -6.3%
12/31/2010                        1.47               560               824              1.25%             13.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%              2.6%
12/31/2013                        1.89                 0                 0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             13.9%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%
12/31/2010                        1.48                 0                 0              1.00%             14.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%              2.9%
12/31/2013                        1.91                 0                 0              0.75%             19.9%
12/31/2012                        1.60                 0                 0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%
12/31/2010                        1.49                 0                 0              0.75%             14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.50%              3.1%
12/31/2013                        1.94                 0                 0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.6%
12/31/2010                        1.49                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 0   $             0              0.25%              3.4%
12/31/2013                        1.96                 0                 0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06                 0   $             0              0.00%              3.6%
12/31/2013                        1.99                 0                 0              0.00%             20.8%
12/31/2012                        1.65                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          2.3%
      2012          1.8%
      2011          2.1%
      2010          4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R5 CLASS - 78249R511

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,405,211   $     1,615,943           159,567
                                                                         ===============   ===============
Receivables: investments sold                                    2,171
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,407,382
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,274,881           688,053   $          1.85
Band 100                                                       132,501            70,440              1.88
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.97
Band 0                                                              --                --              2.00
                                                       ---------------   ---------------
 Total                                                 $     1,407,382           758,493
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        21,545
Mortality & expense charges                                                                        (18,158)
                                                                                           ---------------
Net investment income (loss)                                                                         3,387
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            93,070
Realized gain distributions                                                                        297,566
Net change in unrealized appreciation (depreciation)                                              (366,115)
                                                                                           ---------------
Net gain (loss)                                                                                     24,521
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,908
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,387   $             11,342
Net realized gain (loss)                                                      93,070                 44,348
Realized gain distributions                                                  297,566                 27,890
Net change in unrealized appreciation (depreciation)                        (366,115)               117,985
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,908                201,565
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     768,908                335,458
Cost of units redeemed                                                      (679,892)              (326,226)
Account charges                                                                 (872)                (1,684)
                                                                --------------------   --------------------
Increase (decrease)                                                           88,144                  7,548
                                                                --------------------   --------------------
Net increase (decrease)                                                      116,052                209,113
Net assets, beginning                                                      1,291,330              1,082,217
                                                                --------------------   --------------------
Net assets, ending                                              $          1,407,382   $          1,291,330
                                                                ====================   ====================

Units sold                                                                   479,737                242,099
Units redeemed                                                              (430,911)              (238,402)
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,826                  3,697
Units outstanding, beginning                                                 709,667                705,970
                                                                --------------------   --------------------
Units outstanding, ending                                                    758,493                709,667
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,748,644
Cost of units redeemed/account charges                                                           (1,791,580)
Net investment income (loss)                                                                         30,815
Net realized gain (loss)                                                                            270,763
Realized gain distributions                                                                         359,472
Net change in unrealized appreciation (depreciation)                                               (210,732)
                                                                                       --------------------
Net assets                                                                             $          1,407,382
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85               688   $         1,275              1.25%              1.8%
12/31/2013                        1.82               710             1,291              1.25%             18.7%
12/31/2012                        1.53               706             1,082              1.25%             13.1%
12/31/2011                        1.36               754             1,021              1.25%             -6.8%
12/31/2010                        1.45               496               721              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                70   $           133              1.00%              2.1%
12/31/2013                        1.84                 0                 0              1.00%             19.0%
12/31/2012                        1.55                 0                 0              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.6%
12/31/2010                        1.46                 0                 0              1.00%             13.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%              2.3%
12/31/2013                        1.87                 0                 0              0.75%             19.3%
12/31/2012                        1.56                 0                 0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%
12/31/2010                        1.47                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%              2.6%
12/31/2013                        1.89                 0                 0              0.50%             19.6%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.1%
12/31/2010                        1.48                 0                 0              0.50%             14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.25%              2.9%
12/31/2013                        1.91                 0                 0              0.25%             19.9%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.9%
12/31/2010                        1.48                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.00%              3.1%
12/31/2013                        1.94                 0                 0              0.00%             20.2%
12/31/2012                        1.61                 0                 0              0.00%             14.5%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%
12/31/2010                        1.49               138               206              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          2.2%
      2012          1.4%
      2011          1.4%
      2010          2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R1 CLASS - 782478234

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,111,480   $     7,225,353           717,803
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (24,509)
                                                       ---------------
Net assets                                             $     6,086,971
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,086,971         3,195,619   $          1.90
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.96
Band 50                                                             --                --              1.99
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.05
                                                       ---------------   ---------------
 Total                                                 $     6,086,971         3,195,619
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       133,811
Mortality & expense charges                                                                        (97,522)
                                                                                           ---------------
Net investment income (loss)                                                                        36,289
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           864,585
Realized gain distributions                                                                      2,103,705
Net change in unrealized appreciation (depreciation)                                            (2,888,000)
                                                                                           ---------------
Net gain (loss)                                                                                     80,290
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       116,579
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,289   $             95,649
Net realized gain (loss)                                                     864,585              1,417,278
Realized gain distributions                                                2,103,705                     --
Net change in unrealized appreciation (depreciation)                      (2,888,000)               180,150
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            116,579              1,693,077
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,834,978              1,870,014
Cost of units redeemed                                                    (4,055,662)            (6,009,112)
Account charges                                                               (2,757)                (5,520)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,223,441)            (4,144,618)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,106,862)            (2,451,541)
Net assets, beginning                                                      8,193,833             10,645,374
                                                                --------------------   --------------------
Net assets, ending                                              $          6,086,971   $          8,193,833
                                                                ====================   ====================

Units sold                                                                   977,895              1,123,799
Units redeemed                                                            (2,181,028)            (3,540,874)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,203,133)            (2,417,075)
Units outstanding, beginning                                               4,398,752              6,815,827
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,195,619              4,398,752
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,461,712
Cost of units redeemed/account charges                                                          (13,731,622)
Net investment income (loss)                                                                        442,473
Net realized gain (loss)                                                                          2,924,576
Realized gain distributions                                                                       2,103,705
Net change in unrealized appreciation (depreciation)                                             (1,113,873)
                                                                                       --------------------
Net assets                                                                             $          6,086,971
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90             3,196   $         6,087              1.25%              2.3%
12/31/2013                        1.86             4,399             8,194              1.25%             19.3%
12/31/2012                        1.56             6,816            10,645              1.25%             13.7%
12/31/2011                        1.37             6,860             9,425              1.25%             -6.4%
12/31/2010                        1.47             5,717             8,389              1.25%             13.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              1.00%              2.5%
12/31/2013                        1.89                 0                 0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             14.0%
12/31/2011                        1.38                 0                 0              1.00%             -6.1%
12/31/2010                        1.47                 0                 0              1.00%             14.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.75%              2.8%
12/31/2013                        1.91                 0                 0              0.75%             19.9%
12/31/2012                        1.59                 0                 0              0.75%             14.3%
12/31/2011                        1.39                 0                 0              0.75%             -5.9%
12/31/2010                        1.48                 0                 0              0.75%             14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.50%              3.0%
12/31/2013                        1.93                 0                 0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%
12/31/2010                        1.49                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.25%              3.3%
12/31/2013                        1.96                 0                 0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.00%              3.5%
12/31/2013                        1.98                 0                 0              0.00%             20.8%
12/31/2012                        1.64                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          2.3%
      2012          2.0%
      2011          1.9%
      2010          2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R5 CLASS - 78249R487

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,822,123   $     3,311,748           334,093
                                                                         ===============   ===============
Receivables: investments sold                                      967
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,823,090
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,602,889         1,845,839   $          1.41
Band 100                                                       220,201           152,369              1.45
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
 Total                                                 $     2,823,090         1,998,208
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        43,716
Mortality & expense charges                                                                        (39,074)
                                                                                           ---------------
Net investment income (loss)                                                                         4,642
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           310,615
Realized gain distributions                                                                        964,204
Net change in unrealized appreciation (depreciation)                                            (1,217,673)
                                                                                           ---------------
Net gain (loss)                                                                                     57,146
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        61,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,642   $             26,184
Net realized gain (loss)                                                     310,615                281,919
Realized gain distributions                                                  964,204                     --
Net change in unrealized appreciation (depreciation)                      (1,217,673)               243,591
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             61,788                551,694
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     818,327                688,071
Cost of units redeemed                                                    (1,417,051)            (1,261,382)
Account charges                                                               (2,290)                (3,649)
                                                                --------------------   --------------------
Increase (decrease)                                                         (601,014)              (576,960)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (539,226)               (25,266)
Net assets, beginning                                                      3,362,316              3,387,582
                                                                --------------------   --------------------
Net assets, ending                                              $          2,823,090   $          3,362,316
                                                                ====================   ====================

Units sold                                                                   704,364                554,445
Units redeemed                                                            (1,129,319)            (1,028,775)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (424,955)              (474,330)
Units outstanding, beginning                                               2,423,163              2,897,493
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,998,208              2,423,163
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,471,389
Cost of units redeemed/account charges                                                           (9,172,838)
Net investment income (loss)                                                                        129,510
Net realized gain (loss)                                                                            886,290
Realized gain distributions                                                                         998,364
Net change in unrealized appreciation (depreciation)                                               (489,625)
                                                                                       --------------------
Net assets                                                                             $          2,823,090
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41             1,846   $         2,603              1.25%              1.6%
12/31/2013                        1.39             2,423             3,362              1.25%             18.7%
12/31/2012                        1.17             2,893             3,383              1.25%             13.1%
12/31/2011                        1.03             4,072             4,207              1.25%             -6.9%
12/31/2010                        1.11             3,405             3,778              1.25%             13.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45               152   $           220              1.00%              1.9%
12/31/2013                        1.42                 0                 0              1.00%             19.0%
12/31/2012                        1.19                 4                 5              1.00%             13.4%
12/31/2011                        1.05                 1                 1              1.00%             -6.6%
12/31/2010                        1.13                 0                 0              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.75%              2.1%
12/31/2013                        1.45                 0                 0              0.75%             19.3%
12/31/2012                        1.22                 0                 0              0.75%             13.7%
12/31/2011                        1.07                 0                 0              0.75%             -6.4%
12/31/2010                        1.14                 0                 0              0.75%             13.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%              2.4%
12/31/2013                        1.48                 0                 0              0.50%             19.6%
12/31/2012                        1.24                 0                 0              0.50%             14.0%
12/31/2011                        1.09                 0                 0              0.50%             -6.2%
12/31/2010                        1.16                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              2.6%
12/31/2013                        1.52                 0                 0              0.25%             19.9%
12/31/2012                        1.26                 0                 0              0.25%             14.3%
12/31/2011                        1.11                 0                 0              0.25%             -5.9%
12/31/2010                        1.18                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.00%              2.9%
12/31/2013                        1.55                 0                 0              0.00%             20.2%
12/31/2012                        1.29                 0                 0              0.00%             14.6%
12/31/2011                        1.13                 0                 0              0.00%             -5.7%
12/31/2010                        1.19               137               163              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          2.0%
      2012          1.2%
      2011          1.3%
      2010          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R1 CLASS - 782494710

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,085,333   $     1,314,783           124,365
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,544)
                                                       ---------------
Net assets                                             $     1,070,789
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,070,789           560,216   $          1.91
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.03
Band 0                                                              --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $     1,070,789           560,216
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,429
Mortality & expense charges                                                                        (11,432)
                                                                                           ---------------
Net investment income (loss)                                                                         8,997
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            50,918
Realized gain distributions                                                                        234,498
Net change in unrealized appreciation (depreciation)                                              (293,263)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,847)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,150
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,997   $              8,781
Net realized gain (loss)                                                      50,918                139,895
Realized gain distributions                                                  234,498                  6,419
Net change in unrealized appreciation (depreciation)                        (293,263)                21,807
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,150                176,902
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     844,100                614,882
Cost of units redeemed                                                      (607,207)            (1,239,695)
Account charges                                                               (1,257)                  (709)
                                                                --------------------   --------------------
Increase (decrease)                                                          235,636               (625,522)
                                                                --------------------   --------------------
Net increase (decrease)                                                      236,786               (448,620)
Net assets, beginning                                                        834,003              1,282,623
                                                                --------------------   --------------------
Net assets, ending                                              $          1,070,789   $            834,003
                                                                ====================   ====================

Units sold                                                                   442,374                361,962
Units redeemed                                                              (328,478)              (733,891)
                                                                --------------------   --------------------
Net increase (decrease)                                                      113,896               (371,929)
Units outstanding, beginning                                                 446,320                818,249
                                                                --------------------   --------------------
Units outstanding, ending                                                    560,216                446,320
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,808,603
Cost of units redeemed/account charges                                                           (2,063,991)
Net investment income (loss)                                                                         40,789
Net realized gain (loss)                                                                            204,275
Realized gain distributions                                                                         310,563
Net change in unrealized appreciation (depreciation)                                               (229,450)
                                                                                       --------------------
Net assets                                                                             $          1,070,789
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91               560   $         1,071              1.25%              2.3%
12/31/2013                        1.87               446               834              1.25%             19.2%
12/31/2012                        1.57               818             1,283              1.25%             13.8%
12/31/2011                        1.38               698               962              1.25%             -6.4%
12/31/2010                        1.47               186               274              1.25%             13.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%              2.5%
12/31/2013                        1.89                 0                 0              1.00%             19.5%
12/31/2012                        1.58                 0                 0              1.00%             14.1%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%
12/31/2010                        1.48                 0                 0              1.00%             14.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%              2.8%
12/31/2013                        1.92                 0                 0              0.75%             19.8%
12/31/2012                        1.60                 0                 0              0.75%             14.4%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%
12/31/2010                        1.49                 0                 0              0.75%             14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.50%              3.1%
12/31/2013                        1.94                 0                 0              0.50%             20.1%
12/31/2012                        1.62                 0                 0              0.50%             14.7%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%
12/31/2010                        1.49                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 0   $             0              0.25%              3.3%
12/31/2013                        1.97                 0                 0              0.25%             20.4%
12/31/2012                        1.63                 0                 0              0.25%             14.9%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06                 0   $             0              0.00%              3.6%
12/31/2013                        1.99                 0                 0              0.00%             20.7%
12/31/2012                        1.65                 0                 0              0.00%             15.2%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          2.0%
      2012          2.1%
      2011          2.3%
      2010          3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R5 CLASS - 78249R461

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       367,598   $       433,374            42,883
                                                                         ===============   ===============
Receivables: investments sold                                      343
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       367,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       354,052           191,227   $          1.85
Band 100                                                        13,889             7,389              1.88
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.97
Band 0                                                              --                --              2.00
                                                       ---------------   ---------------
 Total                                                 $       367,941           198,616
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,644
Mortality & expense charges                                                                         (4,695)
                                                                                           ---------------
Net investment income (loss)                                                                           949
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            36,617
Realized gain distributions                                                                         79,616
Net change in unrealized appreciation (depreciation)                                              (110,480)
                                                                                           ---------------
Net gain (loss)                                                                                      5,753
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,702
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                949   $              3,030
Net realized gain (loss)                                                      36,617                 13,782
Realized gain distributions                                                   79,616                  2,746
Net change in unrealized appreciation (depreciation)                        (110,480)                35,094
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,702                 54,652
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     269,058                111,543
Cost of units redeemed                                                      (261,285)              (106,390)
Account charges                                                                 (358)                  (642)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,415                  4,511
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,117                 59,163
Net assets, beginning                                                        353,824                294,661
                                                                --------------------   --------------------
Net assets, ending                                              $            367,941   $            353,824
                                                                ====================   ====================

Units sold                                                                   151,989                 82,528
Units redeemed                                                              (147,720)               (80,213)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,269                  2,315
Units outstanding, beginning                                                 194,347                192,032
                                                                --------------------   --------------------
Units outstanding, ending                                                    198,616                194,347
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,101,681
Cost of units redeemed/account charges                                                             (869,507)
Net investment income (loss)                                                                          8,440
Net realized gain (loss)                                                                             85,989
Realized gain distributions                                                                         107,114
Net change in unrealized appreciation (depreciation)                                                (65,776)
                                                                                       --------------------
Net assets                                                                             $            367,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85               191   $           354              1.25%              1.7%
12/31/2013                        1.82               194               354              1.25%             18.6%
12/31/2012                        1.53               192               295              1.25%             13.2%
12/31/2011                        1.36               304               411              1.25%             -6.7%
12/31/2010                        1.45               183               265              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 7   $            14              1.00%              2.0%
12/31/2013                        1.84                 0                 0              1.00%             18.9%
12/31/2012                        1.55                 0                 0              1.00%             13.5%
12/31/2011                        1.37                 0                 0              1.00%             -6.5%
12/31/2010                        1.46                 0                 0              1.00%             13.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%              2.2%
12/31/2013                        1.87                 0                 0              0.75%             19.2%
12/31/2012                        1.57                 0                 0              0.75%             13.8%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%
12/31/2010                        1.47                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%              2.5%
12/31/2013                        1.89                 0                 0              0.50%             19.5%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.0%
12/31/2010                        1.48                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.25%              2.7%
12/31/2013                        1.91                 0                 0              0.25%             19.8%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.8%
12/31/2010                        1.48                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.00%              3.0%
12/31/2013                        1.94                 0                 0              0.00%             20.1%
12/31/2012                        1.61                 0                 0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%
12/31/2010                        1.49                34                50              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          2.2%
      2012          1.2%
      2011          1.5%
      2010          2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R1 CLASS - 782494678

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       978,644   $     1,248,278           150,297
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (18,242)
                                                       ---------------
Net assets                                             $       960,402
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       960,402           503,286   $          1.91
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.03
Band 0                                                              --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $       960,402           503,286
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,261
Mortality & expense charges                                                                        (14,045)
                                                                                           ---------------
Net investment income (loss)                                                                         6,216
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            82,423
Realized gain distributions                                                                        310,339
Net change in unrealized appreciation (depreciation)                                              (385,742)
                                                                                           ---------------
Net gain (loss)                                                                                      7,020
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,236
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,216   $             13,350
Net realized gain (loss)                                                      82,423                 66,583
Realized gain distributions                                                  310,339                  9,553
Net change in unrealized appreciation (depreciation)                        (385,742)               123,549
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,236                213,035
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     583,997                683,097
Cost of units redeemed                                                      (764,275)            (1,058,874)
Account charges                                                               (1,334)                (1,249)
                                                                --------------------   --------------------
Increase (decrease)                                                         (181,612)              (377,026)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (168,376)              (163,991)
Net assets, beginning                                                      1,128,778              1,292,769
                                                                --------------------   --------------------
Net assets, ending                                              $            960,402   $          1,128,778
                                                                ====================   ====================

Units sold                                                                   323,617                411,035
Units redeemed                                                              (424,791)              (632,221)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (101,174)              (221,186)
Units outstanding, beginning                                                 604,460                825,646
                                                                --------------------   --------------------
Units outstanding, ending                                                    503,286                604,460
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,733,262
Cost of units redeemed/account charges                                                           (2,138,919)
Net investment income (loss)                                                                         46,268
Net realized gain (loss)                                                                             41,483
Realized gain distributions                                                                         547,942
Net change in unrealized appreciation (depreciation)                                               (269,634)
                                                                                       --------------------
Net assets                                                                             $            960,402
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91               503   $           960              1.25%              2.2%
12/31/2013                        1.87               604             1,129              1.25%             19.3%
12/31/2012                        1.57               826             1,293              1.25%             13.7%
12/31/2011                        1.38               791             1,090              1.25%             -6.2%
12/31/2010                        1.47               341               501              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%              2.4%
12/31/2013                        1.89                 0                 0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             14.0%
12/31/2011                        1.39                 0                 0              1.00%             -6.0%
12/31/2010                        1.48                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%              2.7%
12/31/2013                        1.92                 0                 0              0.75%             19.9%
12/31/2012                        1.60                 0                 0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.8%
12/31/2010                        1.48                 0                 0              0.75%             14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.50%              3.0%
12/31/2013                        1.94                 0                 0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.5%
12/31/2010                        1.49                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03                 0   $             0              0.25%              3.2%
12/31/2013                        1.96                 0                 0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.3%
12/31/2010                        1.50                 0                 0              0.25%             15.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.06                 0   $             0              0.00%              3.5%
12/31/2013                        1.99                 0                 0              0.00%             20.8%
12/31/2012                        1.65                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.1%
12/31/2010                        1.51                 0                 0              0.00%             15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          2.4%
      2012          2.0%
      2011          2.2%
      2010          3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R5 CLASS - 78249R446

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       406,365   $       522,162            63,622
                                                                         ===============   ===============
Receivables: investments sold                                      184
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       406,549
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       375,731           202,973   $          1.85
Band 100                                                        30,818            16,399              1.88
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.97
Band 0                                                              --                --              2.00
                                                       ---------------   ---------------
 Total                                                 $       406,549           219,372
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,168
Mortality & expense charges                                                                         (5,213)
                                                                                           ---------------
Net investment income (loss)                                                                           955
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,343
Realized gain distributions                                                                        128,612
Net change in unrealized appreciation (depreciation)                                              (163,641)
                                                                                           ---------------
Net gain (loss)                                                                                      5,314
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,269
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                955   $              3,155
Net realized gain (loss)                                                      40,343                 23,514
Realized gain distributions                                                  128,612                  3,255
Net change in unrealized appreciation (depreciation)                        (163,641)                29,459
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,269                 59,383
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     309,614                100,836
Cost of units redeemed                                                      (287,837)               (97,341)
Account charges                                                                 (520)                  (975)
                                                                --------------------   --------------------
Increase (decrease)                                                           21,257                  2,520
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,526                 61,903
Net assets, beginning                                                        379,023                317,120
                                                                --------------------   --------------------
Net assets, ending                                              $            406,549   $            379,023
                                                                ====================   ====================

Units sold                                                                   174,584                114,340
Units redeemed                                                              (163,412)              (112,886)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,172                  1,454
Units outstanding, beginning                                                 208,200                206,746
                                                                --------------------   --------------------
Units outstanding, ending                                                    219,372                208,200
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            889,522
Cost of units redeemed/account charges                                                             (590,715)
Net investment income (loss)                                                                          7,022
Net realized gain (loss)                                                                              4,520
Realized gain distributions                                                                         211,997
Net change in unrealized appreciation (depreciation)                                               (115,797)
                                                                                       --------------------
Net assets                                                                             $            406,549
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85               203   $           376              1.25%              1.7%
12/31/2013                        1.82               206               375              1.25%             18.7%
12/31/2012                        1.53               205               314              1.25%             13.1%
12/31/2011                        1.36               288               391              1.25%             -6.6%
12/31/2010                        1.45               107               155              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                16   $            31              1.00%              2.0%
12/31/2013                        1.84                 2                 4              1.00%             19.0%
12/31/2012                        1.55                 2                 3              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.4%
12/31/2010                        1.46                 0                 0              1.00%             13.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%              2.2%
12/31/2013                        1.87                 0                 0              0.75%             19.3%
12/31/2012                        1.56                 0                 0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.2%
12/31/2010                        1.47                 0                 0              0.75%             13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%              2.5%
12/31/2013                        1.89                 0                 0              0.50%             19.6%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -5.9%
12/31/2010                        1.47                 0                 0              0.50%             14.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.25%              2.7%
12/31/2013                        1.91                 0                 0              0.25%             19.9%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.7%
12/31/2010                        1.48                 0                 0              0.25%             14.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.00%              3.0%
12/31/2013                        1.94                 0                 0              0.00%             20.2%
12/31/2012                        1.61                 0                 0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.5%
12/31/2010                        1.49                26                38              0.00%             14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          2.2%
      2012          1.2%
      2011          1.7%
      2010          2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R1 CLASS - 782494173

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        83,949   $        93,707             7,525
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (39)
                                                       ---------------
Net assets                                             $        83,910
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        83,910            59,862   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $        83,910            59,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,573
Mortality & expense charges                                                                           (934)
                                                                                           ---------------
Net investment income (loss)                                                                           639
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,087
Realized gain distributions                                                                          7,864
Net change in unrealized appreciation (depreciation)                                               (11,384)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,433)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (794)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                639   $                502
Net realized gain (loss)                                                       2,087                  4,404
Realized gain distributions                                                    7,864                    123
Net change in unrealized appreciation (depreciation)                         (11,384)                 1,112
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (794)                 6,141
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     120,346                  8,612
Cost of units redeemed                                                       (74,450)                (2,170)
Account charges                                                                 (406)                   (77)
                                                                --------------------   --------------------
Increase (decrease)                                                           45,490                  6,365
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,696                 12,506
Net assets, beginning                                                         39,214                 26,708
                                                                --------------------   --------------------
Net assets, ending                                              $             83,910   $             39,214
                                                                ====================   ====================

Units sold                                                                    86,360                 49,928
Units redeemed                                                               (55,065)               (44,579)
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,295                  5,349
Units outstanding, beginning                                                  28,567                 23,218
                                                                --------------------   --------------------
Units outstanding, ending                                                     59,862                 28,567
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            155,906
Cost of units redeemed/account charges                                                              (78,386)
Net investment income (loss)                                                                          1,422
Net realized gain (loss)                                                                              6,458
Realized gain distributions                                                                           8,268
Net change in unrealized appreciation (depreciation)                                                 (9,758)
                                                                                       --------------------
Net assets                                                                             $             83,910
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                60   $            84              1.25%              2.1%
12/31/2013                        1.37                29                39              1.25%             19.3%
12/31/2012                        1.15                23                27              1.25%             13.6%
12/31/2011                        1.01                 0                 0              1.25%              1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              1.00%              2.4%
12/31/2013                        1.38                 0                 0              1.00%             19.6%
12/31/2012                        1.15                 0                 0              1.00%             13.9%
12/31/2011                        1.01                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.75%              2.6%
12/31/2013                        1.39                 0                 0              0.75%             19.9%
12/31/2012                        1.16                 0                 0              0.75%             14.2%
12/31/2011                        1.01                 0                 0              0.75%              1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.50%              2.9%
12/31/2013                        1.40                 0                 0              0.50%             20.2%
12/31/2012                        1.16                 0                 0              0.50%             14.4%
12/31/2011                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.25%              3.1%
12/31/2013                        1.40                 0                 0              0.25%             20.5%
12/31/2012                        1.16                 0                 0              0.25%             14.7%
12/31/2011                        1.01                 0                 0              0.25%              1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.00%              3.4%
12/31/2013                        1.41                 0                 0              0.00%             20.8%
12/31/2012                        1.17                 0                 0              0.00%             15.0%
12/31/2011                        1.02                 0                 0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.6%
      2013          2.8%
      2012          2.8%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R5 CLASS - 78249R420

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       124,904   $       129,431            11,192
                                                                         ===============   ===============
Receivables: investments sold                                        4
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       124,908
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       117,036            84,761   $          1.38
Band 100                                                         7,872             5,656              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $       124,908            90,417
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,860
Mortality & expense charges                                                                         (1,350)
                                                                                           ---------------
Net investment income (loss)                                                                           510
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,037
Realized gain distributions                                                                         11,818
Net change in unrealized appreciation (depreciation)                                               (16,020)
                                                                                           ---------------
Net gain (loss)                                                                                        835
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,345
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                510   $                774
Net realized gain (loss)                                                       5,037                  1,410
Realized gain distributions                                                   11,818                    283
Net change in unrealized appreciation (depreciation)                         (16,020)                10,459
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,345                 12,926
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      73,171                 23,467
Cost of units redeemed                                                       (34,963)               (15,931)
Account charges                                                                 (429)                  (234)
                                                                --------------------   --------------------
Increase (decrease)                                                           37,779                  7,302
                                                                --------------------   --------------------
Net increase (decrease)                                                       39,124                 20,228
Net assets, beginning                                                         85,784                 65,556
                                                                --------------------   --------------------
Net assets, ending                                              $            124,908   $             85,784
                                                                ====================   ====================

Units sold                                                                    56,014                 26,795
Units redeemed                                                               (28,815)               (20,959)
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,199                  5,836
Units outstanding, beginning                                                  63,218                 57,382
                                                                --------------------   --------------------
Units outstanding, ending                                                     90,417                 63,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            215,270
Cost of units redeemed/account charges                                                             (107,140)
Net investment income (loss)                                                                          1,851
Net realized gain (loss)                                                                              6,633
Realized gain distributions                                                                          12,821
Net change in unrealized appreciation (depreciation)                                                 (4,527)
                                                                                       --------------------
Net assets                                                                             $            124,908
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                85   $           117              1.25%              1.8%
12/31/2013                        1.36                63                86              1.25%             18.8%
12/31/2012                        1.14                57                66              1.25%             13.0%
12/31/2011                        1.01                 0                 0              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 6   $             8              1.00%              2.0%
12/31/2013                        1.36                 0                 0              1.00%             19.1%
12/31/2012                        1.15                 0                 0              1.00%             13.3%
12/31/2011                        1.01                 0                 0              1.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.75%              2.3%
12/31/2013                        1.37                 0                 0              0.75%             19.4%
12/31/2012                        1.15                 0                 0              0.75%             13.6%
12/31/2011                        1.01                 0                 0              0.75%              1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%              2.5%
12/31/2013                        1.38                 0                 0              0.50%             19.7%
12/31/2012                        1.15                 0                 0              0.50%             13.9%
12/31/2011                        1.01                 0                 0              0.50%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.25%              2.8%
12/31/2013                        1.39                 0                 0              0.25%             20.0%
12/31/2012                        1.16                 0                 0              0.25%             14.2%
12/31/2011                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.00%              3.0%
12/31/2013                        1.39                 0                 0              0.00%             20.3%
12/31/2012                        1.16                 0                 0              0.00%             14.4%
12/31/2011                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          2.3%
      2012          2.6%
      2011          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R1 CLASS - 782478366

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,260,851   $    11,908,847         1,081,822
                                                                         ===============   ===============
Receivables: investments sold                                   45,559
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,306,410
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,306,410         7,656,114   $          1.74
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.79
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.87
                                                       ---------------   ---------------
 Total                                                 $    13,306,410         7,656,114
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       366,880
Mortality & expense charges                                                                       (191,974)
                                                                                           ---------------
Net investment income (loss)                                                                       174,906
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,215,823
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (783,646)
                                                                                           ---------------
Net gain (loss)                                                                                    432,177
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       607,083
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            174,906   $            126,904
Net realized gain (loss)                                                   1,215,823                701,339
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (783,646)               896,420
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            607,083              1,724,663
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,616,145              1,368,247
Cost of units redeemed                                                    (7,532,047)            (3,261,970)
Account charges                                                               (3,561)                (3,919)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,919,463)            (1,897,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,312,380)              (172,979)
Net assets, beginning                                                     16,618,790             16,791,769
                                                                --------------------   --------------------
Net assets, ending                                              $         13,306,410   $         16,618,790
                                                                ====================   ====================

Units sold                                                                 2,114,921              2,085,532
Units redeemed                                                            (4,357,490)            (3,289,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,242,569)            (1,204,253)
Units outstanding, beginning                                               9,898,683             11,102,936
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,656,114              9,898,683
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         31,758,504
Cost of units redeemed/account charges                                                          (23,469,664)
Net investment income (loss)                                                                        924,121
Net realized gain (loss)                                                                          2,741,445
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,352,004
                                                                                       --------------------
Net assets                                                                             $         13,306,410
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74             7,656   $        13,306              1.25%              3.5%
12/31/2013                        1.68             9,899            16,619              1.25%             11.0%
12/31/2012                        1.51            11,103            16,792              1.25%             11.3%
12/31/2011                        1.36             7,025             9,549              1.25%             -3.7%
12/31/2010                        1.41             5,475             7,729              1.25%             12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76                 0   $             0              1.00%              3.8%
12/31/2013                        1.70                 0                 0              1.00%             11.3%
12/31/2012                        1.53                 0                 0              1.00%             11.5%
12/31/2011                        1.37                 0                 0              1.00%             -3.5%
12/31/2010                        1.42                 0                 0              1.00%             12.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.75%              4.0%
12/31/2013                        1.72                 0                 0              0.75%             11.6%
12/31/2012                        1.54                 0                 0              0.75%             11.8%
12/31/2011                        1.38                 0                 0              0.75%             -3.2%
12/31/2010                        1.43                 0                 0              0.75%             12.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              0.50%              4.3%
12/31/2013                        1.74                 0                 0              0.50%             11.8%
12/31/2012                        1.56                 0                 0              0.50%             12.1%
12/31/2011                        1.39                 0                 0              0.50%             -3.0%
12/31/2010                        1.43                 0                 0              0.50%             13.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.25%              4.6%
12/31/2013                        1.77                 0                 0              0.25%             12.1%
12/31/2012                        1.57                 0                 0              0.25%             12.4%
12/31/2011                        1.40                 0                 0              0.25%             -2.7%
12/31/2010                        1.44                 0                 0              0.25%             13.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.00%              4.8%
12/31/2013                        1.79                 0                 0              0.00%             12.4%
12/31/2012                        1.59                 0                 0              0.00%             12.7%
12/31/2011                        1.41                 0                 0              0.00%             -2.5%
12/31/2010                        1.45                 0                 0              0.00%             13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          2.0%
      2012          3.3%
      2011          2.6%
      2010          3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R5 CLASS - 78249R669

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,766,795   $     9,002,019           880,419
                                                                         ===============   ===============
Receivables: investments sold                                      728
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,767,523
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,669,667         5,378,976   $          1.61
Band 100                                                     1,099,494           664,272              1.66
Band 75                                                             --                --              1.70
Band 50                                                        933,382           534,734              1.75
Band 25                                                             --                --              1.79
Band 0                                                          64,980            35,301              1.84
                                                       ---------------   ---------------
 Total                                                 $    10,767,523         6,613,283
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       250,816
Mortality & expense charges                                                                       (145,897)
                                                                                           ---------------
Net investment income (loss)                                                                       104,919
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,343,215
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,066,282)
                                                                                           ---------------
Net gain (loss)                                                                                    276,933
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       381,852
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            104,919   $             86,895
Net realized gain (loss)                                                   1,343,215                844,506
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,066,282)               707,251
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            381,852              1,638,652
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,956,048              1,359,478
Cost of units redeemed                                                    (7,314,190)            (4,197,218)
Account charges                                                              (15,386)               (25,531)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,373,528)            (2,863,271)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,991,676)            (1,224,619)
Net assets, beginning                                                     15,759,199             16,983,818
                                                                --------------------   --------------------
Net assets, ending                                              $         10,767,523   $         15,759,199
                                                                ====================   ====================

Units sold                                                                 1,918,329              1,843,744
Units redeemed                                                            (5,223,527)            (3,670,230)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,305,198)            (1,826,486)
Units outstanding, beginning                                               9,918,481             11,744,967
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,613,283              9,918,481
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         56,476,282
Cost of units redeemed/account charges                                                          (49,873,285)
Net investment income (loss)                                                                      1,532,554
Net realized gain (loss)                                                                            111,669
Realized gain distributions                                                                         755,527
Net change in unrealized appreciation (depreciation)                                              1,764,776
                                                                                       --------------------
Net assets                                                                             $         10,767,523
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61             5,379   $         8,670              1.25%              3.0%
12/31/2013                        1.57             8,531            13,351              1.25%             10.4%
12/31/2012                        1.42             9,417            13,347              1.25%             10.8%
12/31/2011                        1.28            10,824            13,844              1.25%             -4.2%
12/31/2010                        1.34             9,069            12,111              1.25%             11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66               664   $         1,099              1.00%              3.2%
12/31/2013                        1.60                25                40              1.00%             10.7%
12/31/2012                        1.45                37                54              1.00%             11.1%
12/31/2011                        1.30                43                56              1.00%             -4.0%
12/31/2010                        1.36                39                52              1.00%             11.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%              3.5%
12/31/2013                        1.64                 0                 0              0.75%             11.0%
12/31/2012                        1.48                 0                 0              0.75%             11.4%
12/31/2011                        1.33                 0                 0              0.75%             -3.7%
12/31/2010                        1.38                 0                 0              0.75%             12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75               535   $           933              0.50%              3.8%
12/31/2013                        1.68               457               768              0.50%             11.3%
12/31/2012                        1.51               491               742              0.50%             11.6%
12/31/2011                        1.35               460               623              0.50%             -3.5%
12/31/2010                        1.40               426               598              0.50%             12.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.25%              4.0%
12/31/2013                        1.72                 0                 0              0.25%             11.5%
12/31/2012                        1.54                 0                 0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%             -3.3%
12/31/2010                        1.43                 0                 0              0.25%             12.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                35   $            65              0.00%              4.3%
12/31/2013                        1.77               907             1,600              0.00%             11.8%
12/31/2012                        1.58             1,799             2,841              0.00%             12.2%
12/31/2011                        1.41             1,895             2,666              0.00%             -3.0%
12/31/2010                        1.45             1,849             2,682              0.00%             13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          1.6%
      2012          2.1%
      2011          1.9%
      2010          3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R1 CLASS - 782478325

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       560,152   $       570,833            51,858
                                                                         ===============   ===============
Receivables: investments sold                                      442
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       560,594
                                                       ===============

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Band 125                                               $       560,594           377,735   $          1.48
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $       560,594           377,735
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        14,160
Mortality & expense charges                                                                         (7,009)
                                                                                           ---------------
Net investment income (loss)                                                                         7,151
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,037
Realized gain distributions                                                                         12,527
Net change in unrealized appreciation (depreciation)                                                (4,796)
                                                                                           ---------------
Net gain (loss)                                                                                      8,768
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,919
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,151   $              2,552
Net realized gain (loss)                                                       1,037                138,294
Realized gain distributions                                                   12,527                 11,005
Net change in unrealized appreciation (depreciation)                          (4,796)              (138,921)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,919                 12,930
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     109,436                337,733
Cost of units redeemed                                                      (129,844)            (1,919,235)
Account charges                                                                 (162)                  (351)
                                                                --------------------   --------------------
Increase (decrease)                                                          (20,570)            (1,581,853)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,651)            (1,568,923)
Net assets, beginning                                                        565,245              2,134,168
                                                                --------------------   --------------------
Net assets, ending                                              $            560,594   $            565,245
                                                                ====================   ====================

Units sold                                                                    80,510                233,292
Units redeemed                                                               (94,648)            (1,348,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,138)            (1,114,974)
Units outstanding, beginning                                                 391,873              1,506,847
                                                                --------------------   --------------------
Units outstanding, ending                                                    377,735                391,873
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,582,181
Cost of units redeemed/account charges                                                           (3,430,498)
Net investment income (loss)                                                                        146,024
Net realized gain (loss)                                                                            246,114
Realized gain distributions                                                                          27,454
Net change in unrealized appreciation (depreciation)                                                (10,681)
                                                                                       --------------------
Net assets                                                                             $            560,594
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48               378   $           561              1.25%              2.9%
12/31/2013                        1.44               392               565              1.25%              1.8%
12/31/2012                        1.42             1,507             2,134              1.25%              7.3%
12/31/2011                        1.32             1,453             1,916              1.25%              1.0%
12/31/2010                        1.31             1,018             1,330              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%              3.1%
12/31/2013                        1.46                 0                 0              1.00%              2.1%
12/31/2012                        1.43                 0                 0              1.00%              7.6%
12/31/2011                        1.33                 0                 0              1.00%              1.2%
12/31/2010                        1.31                 0                 0              1.00%              9.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              3.4%
12/31/2013                        1.48                 0                 0              0.75%              2.4%
12/31/2012                        1.45                 0                 0              0.75%              7.9%
12/31/2011                        1.34                 0                 0              0.75%              1.5%
12/31/2010                        1.32                 0                 0              0.75%              9.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              3.7%
12/31/2013                        1.50                 0                 0              0.50%              2.6%
12/31/2012                        1.46                 0                 0              0.50%              8.2%
12/31/2011                        1.35                 0                 0              0.50%              1.7%
12/31/2010                        1.33                 0                 0              0.50%              9.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              3.9%
12/31/2013                        1.52                 0                 0              0.25%              2.9%
12/31/2012                        1.47                 0                 0              0.25%              8.4%
12/31/2011                        1.36                 0                 0              0.25%              2.0%
12/31/2010                        1.33                 0                 0              0.25%             10.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              4.2%
12/31/2013                        1.54                 0                 0              0.00%              3.1%
12/31/2012                        1.49                 0                 0              0.00%              8.7%
12/31/2011                        1.37                 0                 0              0.00%              2.3%
12/31/2010                        1.34                 0                 0              0.00%             10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.5%
      2013          1.5%
      2012          3.5%
      2011          2.8%
      2010          4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R5 CLASS - 78249R693

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,753,051   $     1,750,848           161,683
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (405)
                                                       ---------------
Net assets                                             $     1,752,646
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,093,024           798,247   $          1.37
Band 100                                                       512,853           364,723              1.41
Band 75                                                             --                --              1.44
Band 50                                                        146,769            98,977              1.48
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.56
                                                       ---------------   ---------------
 Total                                                 $     1,752,646         1,261,947
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        37,755
Mortality & expense charges                                                                        (24,928)
                                                                                           ---------------
Net investment income (loss)                                                                        12,827
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            60,095
Realized gain distributions                                                                         39,203
Net change in unrealized appreciation (depreciation)                                               (48,863)
                                                                                           ---------------
Net gain (loss)                                                                                     50,435
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        63,262
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,827   $             (1,466)
Net realized gain (loss)                                                      60,095                 61,507
Realized gain distributions                                                   39,203                 61,180
Net change in unrealized appreciation (depreciation)                         (48,863)               (72,457)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,262                 48,764
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     381,147                388,114
Cost of units redeemed                                                    (1,831,811)              (886,382)
Account charges                                                               (1,253)                (2,474)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,451,917)              (500,742)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,388,655)              (451,978)
Net assets, beginning                                                      3,141,301              3,593,279
                                                                --------------------   --------------------
Net assets, ending                                              $          1,752,646   $          3,141,301
                                                                ====================   ====================

Units sold                                                                   569,576                634,521
Units redeemed                                                            (1,624,705)            (1,004,497)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,055,129)              (369,976)
Units outstanding, beginning                                               2,317,076              2,687,052
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,261,947              2,317,076
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          8,807,084
Cost of units redeemed/account charges                                                           (7,575,166)
Net investment income (loss)                                                                        293,916
Net realized gain (loss)                                                                             83,295
Realized gain distributions                                                                         141,314
Net change in unrealized appreciation (depreciation)                                                  2,203
                                                                                       --------------------
Net assets                                                                             $          1,752,646
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37               798   $         1,093              1.25%              2.4%
12/31/2013                        1.34             1,824             2,438              1.25%              1.3%
12/31/2012                        1.32             2,234             2,949              1.25%              6.7%
12/31/2011                        1.24             1,640             2,027              1.25%              0.5%
12/31/2010                        1.23             1,366             1,681              1.25%              8.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41               365   $           513              1.00%              2.7%
12/31/2013                        1.37               100               137              1.00%              1.5%
12/31/2012                        1.35                 5                 7              1.00%              7.0%
12/31/2011                        1.26                 2                 3              1.00%              0.7%
12/31/2010                        1.25                 0                 0              1.00%              8.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.75%              2.9%
12/31/2013                        1.40                 0                 0              0.75%              1.8%
12/31/2012                        1.38                 0                 0              0.75%              7.3%
12/31/2011                        1.28                 0                 0              0.75%              1.0%
12/31/2010                        1.27                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                99   $           147              0.50%              3.2%
12/31/2013                        1.44               374               537              0.50%              2.1%
12/31/2012                        1.41               327               460              0.50%              7.6%
12/31/2011                        1.31               320               419              0.50%              1.2%
12/31/2010                        1.29               294               380              0.50%              9.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%              3.5%
12/31/2013                        1.47                 0                 0              0.25%              2.3%
12/31/2012                        1.44                 0                 0              0.25%              7.8%
12/31/2011                        1.33                 0                 0              0.25%              1.5%
12/31/2010                        1.31                 0                 0              0.25%              9.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.00%              3.7%
12/31/2013                        1.51                20                29              0.00%              2.6%
12/31/2012                        1.47               121               178              0.00%              8.1%
12/31/2011                        1.36                74               100              0.00%              1.7%
12/31/2010                        1.34               184               246              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.0%
      2012          3.0%
      2011          2.3%
      2010          4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R1 CLASS - 782478416

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       865,929   $       771,419            75,060
                                                                         ===============   ===============
Receivables: investments sold                                    1,021
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       866,950
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       866,950           469,734   $          1.85
Band 100                                                            --                --              1.87
Band 75                                                             --                --              1.90
Band 50                                                             --                --              1.93
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $       866,950           469,734
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        22,807
Mortality & expense charges                                                                        (10,405)
                                                                                           ---------------
Net investment income (loss)                                                                        12,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,713
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,851)
                                                                                           ---------------
Net gain (loss)                                                                                      6,862
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,264
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,402   $              6,392
Net realized gain (loss)                                                       8,713                146,719
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,851)                 2,464
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,264                155,575
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     150,242                432,482
Cost of units redeemed                                                       (61,741)              (819,358)
Account charges                                                                 (441)                  (485)
                                                                --------------------   --------------------
Increase (decrease)                                                           88,060               (387,361)
                                                                --------------------   --------------------
Net increase (decrease)                                                      107,324               (231,786)
Net assets, beginning                                                        759,626                991,412
                                                                --------------------   --------------------
Net assets, ending                                              $            866,950   $            759,626
                                                                ====================   ====================

Units sold                                                                    84,604                236,353
Units redeemed                                                               (35,607)              (466,012)
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,997               (229,659)
Units outstanding, beginning                                                 420,737                650,396
                                                                --------------------   --------------------
Units outstanding, ending                                                    469,734                420,737
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,590,421
Cost of units redeemed/account charges                                                           (2,205,660)
Net investment income (loss)                                                                         29,297
Net realized gain (loss)                                                                            358,382
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 94,510
                                                                                       --------------------
Net assets                                                                             $            866,950
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85               470   $           867              1.25%              2.2%
12/31/2013                        1.81               421               760              1.25%             18.4%
12/31/2012                        1.52               650               991              1.25%             13.8%
12/31/2011                        1.34               774             1,037              1.25%             -8.0%
12/31/2010                        1.46               853             1,242              1.25%             12.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              1.00%              2.5%
12/31/2013                        1.83                 0                 0              1.00%             18.7%
12/31/2012                        1.54                 0                 0              1.00%             14.1%
12/31/2011                        1.35                 0                 0              1.00%             -7.7%
12/31/2010                        1.46                 0                 0              1.00%             13.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.90                 0   $             0              0.75%              2.7%
12/31/2013                        1.85                 0                 0              0.75%             19.0%
12/31/2012                        1.56                 0                 0              0.75%             14.4%
12/31/2011                        1.36                 0                 0              0.75%             -7.5%
12/31/2010                        1.47                 0                 0              0.75%             13.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.50%              3.0%
12/31/2013                        1.87                 0                 0              0.50%             19.3%
12/31/2012                        1.57                 0                 0              0.50%             14.7%
12/31/2011                        1.37                 0                 0              0.50%             -7.3%
12/31/2010                        1.48                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.25%              3.3%
12/31/2013                        1.90                 0                 0              0.25%             19.6%
12/31/2012                        1.59                 0                 0              0.25%             15.0%
12/31/2011                        1.38                 0                 0              0.25%             -7.1%
12/31/2010                        1.49                 0                 0              0.25%             13.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.00%              3.5%
12/31/2013                        1.92                 0                 0              0.00%             19.9%
12/31/2012                        1.60                 0                 0              0.00%             15.3%
12/31/2011                        1.39                 0                 0              0.00%             -6.8%
12/31/2010                        1.49                 0                 0              0.00%             14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.8%
      2013          2.0%
      2012          1.5%
      2011          1.1%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R5 CLASS - 78249R628

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,506,918   $     2,036,687           225,561
                                                                         ===============   ===============
Receivables: investments sold                                    8,087
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,515,005
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,968,338         1,211,017   $          1.63
Band 100                                                       231,870           138,920              1.67
Band 75                                                             --                --              1.71
Band 50                                                        314,797           178,846              1.76
Band 25                                                             --                --              1.81
Band 0                                                              --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $     2,515,005         1,528,783
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        57,771
Mortality & expense charges                                                                        (31,944)
                                                                                           ---------------
Net investment income (loss)                                                                        25,827
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           344,499
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (327,961)
                                                                                           ---------------
Net gain (loss)                                                                                     16,538
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        42,365
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             25,827   $             32,462
Net realized gain (loss)                                                     344,499                243,272
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (327,961)               322,284
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             42,365                598,018
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     353,144                497,864
Cost of units redeemed                                                    (1,471,095)            (1,114,753)
Account charges                                                               (1,177)                (4,422)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,119,128)              (621,311)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,076,763)               (23,293)
Net assets, beginning                                                      3,591,768              3,615,061
                                                                --------------------   --------------------
Net assets, ending                                              $          2,515,005   $          3,591,768
                                                                ====================   ====================

Units sold                                                                   427,128                431,693
Units redeemed                                                            (1,100,091)              (817,854)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (672,963)              (386,161)
Units outstanding, beginning                                               2,201,746              2,587,907
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,528,783              2,201,746
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,141,892
Cost of units redeemed/account charges                                                           (8,280,128)
Net investment income (loss)                                                                        157,554
Net realized gain (loss)                                                                           (233,749)
Realized gain distributions                                                                         259,205
Net change in unrealized appreciation (depreciation)                                                470,231
                                                                                       --------------------
Net assets                                                                             $          2,515,005
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.63             1,211   $         1,968              1.25%              1.7%
12/31/2013                        1.60             1,789             2,860              1.25%             17.9%
12/31/2012                        1.36             1,839             2,494              1.25%             13.2%
12/31/2011                        1.20             1,720             2,059              1.25%             -8.4%
12/31/2010                        1.31             1,828             2,388              1.25%             12.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67               139   $           232              1.00%              1.9%
12/31/2013                        1.64                 0                 0              1.00%             18.2%
12/31/2012                        1.39                 0                 0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%             -8.1%
12/31/2010                        1.33                18                24              1.00%             12.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.75%              2.2%
12/31/2013                        1.68                 0                 0              0.75%             18.5%
12/31/2012                        1.42                 0                 0              0.75%             13.8%
12/31/2011                        1.24                 0                 0              0.75%             -7.9%
12/31/2010                        1.35                 0                 0              0.75%             12.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76               179   $           315              0.50%              2.4%
12/31/2013                        1.72               154               264              0.50%             18.8%
12/31/2012                        1.45               152               220              0.50%             14.1%
12/31/2011                        1.27               110               139              0.50%             -7.7%
12/31/2010                        1.37                96               132              0.50%             13.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.81                 0   $             0              0.25%              2.7%
12/31/2013                        1.76                 0                 0              0.25%             19.1%
12/31/2012                        1.48                 0                 0              0.25%             14.4%
12/31/2011                        1.29                 0                 0              0.25%             -7.4%
12/31/2010                        1.40                 0                 0              0.25%             13.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.86                 0   $             0              0.00%              2.9%
12/31/2013                        1.80               259               467              0.00%             19.4%
12/31/2012                        1.51               596               900              0.00%             14.7%
12/31/2011                        1.32               656               864              0.00%             -7.2%
12/31/2010                        1.42               565               801              0.00%             13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          1.9%
      2012          1.3%
      2011          1.1%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R1 CLASS - 782478382

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,172,958   $     1,990,630           181,606
                                                                         ===============   ===============
Receivables: investments sold                                    2,686
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,175,644
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,175,644         1,212,499   $          1.79
Band 100                                                            --                --              1.82
Band 75                                                             --                --              1.85
Band 50                                                             --                --              1.88
Band 25                                                             --                --              1.91
Band 0                                                              --                --              1.93
                                                       ---------------   ---------------
 Total                                                 $     2,175,644         1,212,499
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        57,293
Mortality & expense charges                                                                        (25,894)
                                                                                           ---------------
Net investment income (loss)                                                                        31,399
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            33,781
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,196)
                                                                                           ---------------
Net gain (loss)                                                                                     30,585
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        61,984
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,399   $              8,026
Net realized gain (loss)                                                      33,781                584,897
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,196)              (234,095)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             61,984                358,828
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     669,028              1,107,370
Cost of units redeemed                                                      (224,417)            (3,017,785)
Account charges                                                                 (995)                (1,400)
                                                                --------------------   --------------------
Increase (decrease)                                                          443,616             (1,911,815)
                                                                --------------------   --------------------
Net increase (decrease)                                                      505,600             (1,552,987)
Net assets, beginning                                                      1,670,044              3,223,031
                                                                --------------------   --------------------
Net assets, ending                                              $          2,175,644   $          1,670,044
                                                                ====================   ====================

Units sold                                                                   384,325                515,512
Units redeemed                                                              (126,119)            (1,684,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                      258,206             (1,168,643)
Units outstanding, beginning                                                 954,293              2,122,936
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,212,499                954,293
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,695,464
Cost of units redeemed/account charges                                                           (4,752,044)
Net investment income (loss)                                                                        144,078
Net realized gain (loss)                                                                            905,818
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                182,328
                                                                                       --------------------
Net assets                                                                             $          2,175,644
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79             1,212   $         2,176              1.25%              2.5%
12/31/2013                        1.75               954             1,670              1.25%             15.3%
12/31/2012                        1.52             2,123             3,223              1.25%             12.4%
12/31/2011                        1.35             2,187             2,955              1.25%             -6.3%
12/31/2010                        1.44             2,131             3,074              1.25%             13.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.82                 0   $             0              1.00%              2.8%
12/31/2013                        1.77                 0                 0              1.00%             15.6%
12/31/2012                        1.53                 0                 0              1.00%             12.6%
12/31/2011                        1.36                 0                 0              1.00%             -6.1%
12/31/2010                        1.45                 0                 0              1.00%             13.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.75%              3.0%
12/31/2013                        1.79                 0                 0              0.75%             15.8%
12/31/2012                        1.55                 0                 0              0.75%             12.9%
12/31/2011                        1.37                 0                 0              0.75%             -5.9%
12/31/2010                        1.46                 0                 0              0.75%             13.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.50%              3.3%
12/31/2013                        1.82                 0                 0              0.50%             16.1%
12/31/2012                        1.56                 0                 0              0.50%             13.2%
12/31/2011                        1.38                 0                 0              0.50%             -5.6%
12/31/2010                        1.46                 0                 0              0.50%             13.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.25%              3.6%
12/31/2013                        1.84                 0                 0              0.25%             16.4%
12/31/2012                        1.58                 0                 0              0.25%             13.5%
12/31/2011                        1.39                 0                 0              0.25%             -5.4%
12/31/2010                        1.47                 0                 0              0.25%             14.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.00%              3.8%
12/31/2013                        1.86                 0                 0              0.00%             16.7%
12/31/2012                        1.60                 0                 0              0.00%             13.8%
12/31/2011                        1.40                 0                 0              0.00%             -5.2%
12/31/2010                        1.48                 0                 0              0.00%             14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.0%
      2013          1.7%
      2012          2.2%
      2011          1.7%
      2010          2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R5 CLASS - 78249R644

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,981,000   $     4,745,145           502,444
                                                                         ===============   ===============
Receivables: investments sold                                    3,108
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,984,108
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,065,847         3,121,699   $          1.62
Band 100                                                       446,182           267,749              1.67
Band 75                                                             --                --              1.71
Band 50                                                        472,079           268,627              1.76
Band 25                                                             --                --              1.80
Band 0                                                              --                --              1.85
                                                       ---------------   ---------------
 Total                                                 $     5,984,108         3,658,075
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       132,049
Mortality & expense charges                                                                        (77,548)
                                                                                           ---------------
Net investment income (loss)                                                                        54,501
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           782,026
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (710,555)
                                                                                           ---------------
Net gain (loss)                                                                                     71,471
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       125,972
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             54,501   $             49,967
Net realized gain (loss)                                                     782,026                579,333
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (710,555)               518,457
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            125,972              1,147,757
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     749,847              1,021,539
Cost of units redeemed                                                    (3,384,611)            (1,977,953)
Account charges                                                               (3,410)                (7,176)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,638,174)              (963,590)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,512,202)               184,167
Net assets, beginning                                                      8,496,310              8,312,143
                                                                --------------------   --------------------
Net assets, ending                                              $          5,984,108   $          8,496,310
                                                                ====================   ====================

Units sold                                                                   671,077              1,339,874
Units redeemed                                                            (2,317,979)            (1,968,655)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,646,902)              (628,781)
Units outstanding, beginning                                               5,304,977              5,933,758
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,658,075              5,304,977
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,913,120
Cost of units redeemed/account charges                                                          (15,283,001)
Net investment income (loss)                                                                        428,174
Net realized gain (loss)                                                                            285,918
Realized gain distributions                                                                         404,042
Net change in unrealized appreciation (depreciation)                                              1,235,855
                                                                                       --------------------
Net assets                                                                             $          5,984,108
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62             3,122   $         5,066              1.25%              2.0%
12/31/2013                        1.59             4,823             7,670              1.25%             14.7%
12/31/2012                        1.39             5,205             7,215              1.25%             11.8%
12/31/2011                        1.24             4,913             6,090              1.25%             -6.8%
12/31/2010                        1.33             4,778             6,354              1.25%             12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67               268   $           446              1.00%              2.3%
12/31/2013                        1.63                51                82              1.00%             15.0%
12/31/2012                        1.42                30                42              1.00%             12.1%
12/31/2011                        1.26                12                15              1.00%             -6.6%
12/31/2010                        1.35                 7                10              1.00%             12.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.71                 0   $             0              0.75%              2.6%
12/31/2013                        1.67                 0                 0              0.75%             15.3%
12/31/2012                        1.45                 0                 0              0.75%             12.4%
12/31/2011                        1.29                 0                 0              0.75%             -6.3%
12/31/2010                        1.37                 0                 0              0.75%             12.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76               269   $           472              0.50%              2.8%
12/31/2013                        1.71               350               598              0.50%             15.6%
12/31/2012                        1.48               385               570              0.50%             12.7%
12/31/2011                        1.31               413               542              0.50%             -6.1%
12/31/2010                        1.40               403               564              0.50%             13.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80                 0   $             0              0.25%              3.1%
12/31/2013                        1.75                 0                 0              0.25%             15.9%
12/31/2012                        1.51                 0                 0              0.25%             13.0%
12/31/2011                        1.34                 0                 0              0.25%             -5.8%
12/31/2010                        1.42                 0                 0              0.25%             13.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.85                 0   $             0              0.00%              3.3%
12/31/2013                        1.79                82               146              0.00%             16.2%
12/31/2012                        1.54               314               485              0.00%             13.2%
12/31/2011                        1.36               307               418              0.00%             -5.6%
12/31/2010                        1.44               314               453              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.7%
      2012          1.6%
      2011          1.4%
      2010          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R1 CLASS - 782494645

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,808,650   $     2,277,937           235,118
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,044)
                                                       ---------------
Net assets                                             $     1,791,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,791,606         1,535,871   $          1.17
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $     1,791,606         1,535,871
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        58,083
Mortality & expense charges                                                                        (39,182)
                                                                                           ---------------
Net investment income (loss)                                                                        18,901
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            79,211
Realized gain distributions                                                                        500,029
Net change in unrealized appreciation (depreciation)                                              (503,712)
                                                                                           ---------------
Net gain (loss)                                                                                     75,528
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        94,429
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,901   $             22,711
Net realized gain (loss)                                                      79,211                 69,230
Realized gain distributions                                                  500,029                160,117
Net change in unrealized appreciation (depreciation)                        (503,712)               (81,405)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             94,429                170,653
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     509,509                493,587
Cost of units redeemed                                                    (2,457,319)            (1,484,281)
Account charges                                                                 (792)                  (804)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,948,602)              (991,498)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,854,173)              (820,845)
Net assets, beginning                                                      3,645,779              4,466,624
                                                                --------------------   --------------------
Net assets, ending                                              $          1,791,606   $          3,645,779
                                                                ====================   ====================

Units sold                                                                   476,237                449,397
Units redeemed                                                            (2,166,357)            (1,348,406)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,690,120)              (899,009)
Units outstanding, beginning                                               3,225,991              4,125,000
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,535,871              3,225,991
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,441,260
Cost of units redeemed/account charges                                                           (6,265,159)
Net investment income (loss)                                                                        218,135
Net realized gain (loss)                                                                            170,837
Realized gain distributions                                                                         695,820
Net change in unrealized appreciation (depreciation)                                               (469,287)
                                                                                       --------------------
Net assets                                                                             $          1,791,606
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17             1,536   $         1,792              1.25%              3.2%
12/31/2013                        1.13             3,226             3,646              1.25%              4.4%
12/31/2012                        1.08             4,125             4,467              1.25%              8.8%
12/31/2011                        1.00             4,325             4,305              1.25%             -0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              1.00%              3.5%
12/31/2013                        1.14                 0                 0              1.00%              4.6%
12/31/2012                        1.09                 0                 0              1.00%              9.0%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.75%              3.7%
12/31/2013                        1.15                 0                 0              0.75%              4.9%
12/31/2012                        1.09                 0                 0              0.75%              9.3%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.50%              4.0%
12/31/2013                        1.16                 0                 0              0.50%              5.2%
12/31/2012                        1.10                 0                 0              0.50%              9.6%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.25%              4.3%
12/31/2013                        1.16                 0                 0              0.25%              5.4%
12/31/2012                        1.10                 0                 0              0.25%              9.9%
12/31/2011                        1.01                 0                 0              0.25%              0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.00%              4.5%
12/31/2013                        1.17                 0                 0              0.00%              5.7%
12/31/2012                        1.11                 0                 0              0.00%             10.1%
12/31/2011                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          1.8%
      2012          3.5%
      2011          6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R5 CLASS - 78249R396

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       858,480   $     1,081,418           112,774
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (269)
                                                       ---------------
Net assets                                             $       858,211
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       858,211           750,281   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $       858,211           750,281
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,529
Mortality & expense charges                                                                        (11,799)
                                                                                           ---------------
Net investment income (loss)                                                                         5,730
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,054
Realized gain distributions                                                                        237,349
Net change in unrealized appreciation (depreciation)                                              (229,517)
                                                                                           ---------------
Net gain (loss)                                                                                     20,886
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        26,616
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $              5,730   $             (2,592)
Net realized gain (loss)                                                      13,054                 66,026
Realized gain distributions                                                  237,349                 45,149
Net change in unrealized appreciation (depreciation)                        (229,517)               (53,064)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,616                 55,519
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     257,431                 39,758
Cost of units redeemed                                                      (428,452)            (1,123,588)
Account charges                                                                 (785)                (1,406)
                                                                --------------------   --------------------
Increase (decrease)                                                         (171,806)            (1,085,236)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (145,190)            (1,029,717)
Net assets, beginning                                                      1,003,401              2,033,118
                                                                --------------------   --------------------
Net assets, ending                                              $            858,211   $          1,003,401
                                                                ====================   ====================

Units sold                                                                   226,372                224,040
Units redeemed                                                              (377,401)            (1,218,774)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (151,029)              (994,734)
Units outstanding, beginning                                                 901,310              1,896,044
                                                                --------------------   --------------------
Units outstanding, ending                                                    750,281                901,310
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,507,059
Cost of units redeemed/account charges                                                           (3,891,186)
Net investment income (loss)                                                                         74,427
Net realized gain (loss)                                                                             89,249
Realized gain distributions                                                                         301,600
Net change in unrealized appreciation (depreciation)                                               (222,938)
                                                                                       --------------------
Net assets                                                                             $            858,211
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14               750   $           858              1.25%              2.7%
12/31/2013                        1.11               901             1,003              1.25%              3.8%
12/31/2012                        1.07             1,896             2,033              1.25%              8.3%
12/31/2011                        0.99             2,648             2,621              1.25%             -1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              1.00%              3.0%
12/31/2013                        1.12                 0                 0              1.00%              4.1%
12/31/2012                        1.08                 0                 0              1.00%              8.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.75%              3.3%
12/31/2013                        1.13                 0                 0              0.75%              4.3%
12/31/2012                        1.08                 0                 0              0.75%              8.9%
12/31/2011                        0.99                 0                 0              0.75%             -0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.50%              3.5%
12/31/2013                        1.14                 0                 0              0.50%              4.6%
12/31/2012                        1.09                 0                 0              0.50%              9.1%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              0.25%              3.8%
12/31/2013                        1.15                 0                 0              0.25%              4.9%
12/31/2012                        1.09                 0                 0              0.25%              9.4%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.00%              4.0%
12/31/2013                        1.16                 0                 0              0.00%              5.1%
12/31/2012                        1.10                 0                 0              0.00%              9.7%
12/31/2011                        1.00                45                45              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          1.2%
      2012          2.5%
      2011          5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R1 CLASS - 782478341

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       672,294   $       646,199            57,587
                                                                         ===============   ===============
Receivables: investments sold                                    3,210
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       675,504
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       675,504           416,334   $          1.62
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.72
Band 0                                                              --                --              1.75
                                                       ---------------   ---------------
 Total                                                 $       675,504           416,334
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        18,732
Mortality & expense charges                                                                         (8,548)
                                                                                           ---------------
Net investment income (loss)                                                                        10,184
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,635
Realized gain distributions                                                                          7,014
Net change in unrealized appreciation (depreciation)                                                (1,755)
                                                                                           ---------------
Net gain (loss)                                                                                     14,894
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        25,078
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             10,184   $             (2,546)
Net realized gain (loss)                                                       9,635              1,249,898
Realized gain distributions                                                    7,014                     --
Net change in unrealized appreciation (depreciation)                          (1,755)            (1,072,224)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             25,078                175,128
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      79,669                360,470
Cost of units redeemed                                                      (169,615)            (6,703,721)
Account charges                                                                 (379)                  (884)
                                                                --------------------   --------------------
Increase (decrease)                                                          (90,325)            (6,344,135)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (65,247)            (6,169,007)
Net assets, beginning                                                        740,751              6,909,758
                                                                --------------------   --------------------
Net assets, ending                                              $            675,504   $            740,751
                                                                ====================   ====================

Units sold                                                                    49,868                242,697
Units redeemed                                                              (106,918)            (4,423,593)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (57,050)            (4,180,896)
Units outstanding, beginning                                                 473,384              4,654,280
                                                                --------------------   --------------------
Units outstanding, ending                                                    416,334                473,384
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,853,976
Cost of units redeemed/account charges                                                           (9,424,578)
Net investment income (loss)                                                                        556,788
Net realized gain (loss)                                                                          1,656,209
Realized gain distributions                                                                           7,014
Net change in unrealized appreciation (depreciation)                                                 26,095
                                                                                       --------------------
Net assets                                                                             $            675,504
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62               416   $           676              1.25%              3.7%
12/31/2013                        1.56               473               741              1.25%              5.4%
12/31/2012                        1.48             4,654             6,910              1.25%              9.4%
12/31/2011                        1.36             4,970             6,744              1.25%             -1.0%
12/31/2010                        1.37             5,033             6,902              1.25%             11.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              1.00%              3.9%
12/31/2013                        1.58                 0                 0              1.00%              5.7%
12/31/2012                        1.50                 0                 0              1.00%              9.7%
12/31/2011                        1.37                 0                 0              1.00%             -0.8%
12/31/2010                        1.38                 0                 0              1.00%             11.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.75%              4.2%
12/31/2013                        1.60                 0                 0              0.75%              5.9%
12/31/2012                        1.51                 0                 0              0.75%              9.9%
12/31/2011                        1.38                 0                 0              0.75%             -0.6%
12/31/2010                        1.39                 0                 0              0.75%             11.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.50%              4.5%
12/31/2013                        1.63                 0                 0              0.50%              6.2%
12/31/2012                        1.53                 0                 0              0.50%             10.2%
12/31/2011                        1.39                 0                 0              0.50%             -0.3%
12/31/2010                        1.39                 0                 0              0.50%             12.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.72                 0   $             0              0.25%              4.7%
12/31/2013                        1.65                 0                 0              0.25%              6.5%
12/31/2012                        1.55                 0                 0              0.25%             10.5%
12/31/2011                        1.40                 0                 0              0.25%             -0.1%
12/31/2010                        1.40                 0                 0              0.25%             12.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.75                 0   $             0              0.00%              5.0%
12/31/2013                        1.67                 0                 0              0.00%              6.7%
12/31/2012                        1.56                 0                 0              0.00%             10.8%
12/31/2011                        1.41                 0                 0              0.00%              0.2%
12/31/2010                        1.41                 0                 0              0.00%             12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.6%
      2013          1.4%
      2012          3.2%
      2011          2.7%
      2010          4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R5 CLASS - 78249R685

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,432,752   $     3,125,696           292,704
                                                                         ===============   ===============
Receivables: investments sold                                    6,526
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,439,278
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,864,311         1,928,284   $          1.49
Band 100                                                       376,773           247,001              1.53
Band 75                                                             --                --              1.57
Band 50                                                        198,194           123,211              1.61
Band 25                                                             --                --              1.65
Band 0                                                              --                --              1.70
                                                       ---------------   ---------------
 Total                                                 $     3,439,278         2,298,496
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        79,311
Mortality & expense charges                                                                        (47,926)
                                                                                           ---------------
Net investment income (loss)                                                                        31,385
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           278,253
Realized gain distributions                                                                         35,844
Net change in unrealized appreciation (depreciation)                                              (221,544)
                                                                                           ---------------
Net gain (loss)                                                                                     92,553
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       123,938
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $             31,385   $              1,448
Net realized gain (loss)                                                     278,253                142,984
Realized gain distributions                                                   35,844                     --
Net change in unrealized appreciation (depreciation)                        (221,544)                97,771
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            123,938                242,203
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     703,235                804,808
Cost of units redeemed                                                    (2,361,035)            (1,004,481)
Account charges                                                               (5,390)                (8,677)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,663,190)              (208,350)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,539,252)                33,853
Net assets, beginning                                                      4,978,530              4,944,677
                                                                --------------------   --------------------
Net assets, ending                                              $          3,439,278   $          4,978,530
                                                                ====================   ====================

Units sold                                                                   591,359                819,460
Units redeemed                                                            (1,736,010)              (954,908)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,144,651)              (135,448)
Units outstanding, beginning                                               3,443,147              3,578,595
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,298,496              3,443,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,457,011
Cost of units redeemed/account charges                                                           (9,060,797)
Net investment income (loss)                                                                        472,761
Net realized gain (loss)                                                                            122,560
Realized gain distributions                                                                         140,687
Net change in unrealized appreciation (depreciation)                                                307,056
                                                                                       --------------------
Net assets                                                                             $          3,439,278
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49             1,928   $         2,864              1.25%              3.1%
12/31/2013                        1.44             3,266             4,705              1.25%              4.9%
12/31/2012                        1.37             3,317             4,557              1.25%              8.9%
12/31/2011                        1.26             3,292             4,154              1.25%             -1.6%
12/31/2010                        1.28             2,906             3,725              1.25%             10.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53               247   $           377              1.00%              3.4%
12/31/2013                        1.48                 0                 1              1.00%              5.1%
12/31/2012                        1.40                 0                 0              1.00%              9.2%
12/31/2011                        1.29                 0                 0              1.00%             -1.3%
12/31/2010                        1.30                 0                 0              1.00%             10.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.75%              3.6%
12/31/2013                        1.51                 0                 0              0.75%              5.4%
12/31/2012                        1.43                 0                 0              0.75%              9.4%
12/31/2011                        1.31                 0                 0              0.75%             -1.1%
12/31/2010                        1.32                 0                 0              0.75%             11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61               123   $           198              0.50%              3.9%
12/31/2013                        1.55               176               273              0.50%              5.6%
12/31/2012                        1.47               190               278              0.50%              9.7%
12/31/2011                        1.34               202               270              0.50%             -0.8%
12/31/2010                        1.35               178               240              0.50%             11.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.65                 0   $             0              0.25%              4.2%
12/31/2013                        1.59                 0                 0              0.25%              5.9%
12/31/2012                        1.50                 0                 0              0.25%             10.0%
12/31/2011                        1.36                 0                 0              0.25%             -0.6%
12/31/2010                        1.37                 0                 0              0.25%             11.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.00%              4.4%
12/31/2013                        1.62                 0                 1              0.00%              6.2%
12/31/2012                        1.53                72               109              0.00%             10.2%
12/31/2011                        1.39                71                98              0.00%             -0.3%
12/31/2010                        1.39                73               101              0.00%             11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          1.2%
      2012          2.6%
      2011          2.3%
      2010          4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RUSSELL SHORT DURATION BOND FUND S CLASS - 782493506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       414,210   $       419,228            21,607
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (218)
                                                       ---------------
Net assets                                             $       413,992
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       413,992           343,879   $          1.20
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $       413,992           343,879
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,445
Mortality & expense charges                                                                         (6,114)
                                                                                           ---------------
Net investment income (loss)                                                                           331
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,498)
Realized gain distributions                                                                          2,594
Net change in unrealized appreciation (depreciation)                                                (5,018)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,922)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,591)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                331   $                 --
Net realized gain (loss)                                                      (1,498)                    (1)
Realized gain distributions                                                    2,594                      1
Net change in unrealized appreciation (depreciation)                          (5,018)                    (5)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,591)                    (5)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     897,146                    413
Cost of units redeemed                                                      (480,540)                    --
Account charges                                                                  (39)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          416,567                    413
                                                                --------------------   --------------------
Net increase (decrease)                                                      412,976                    408
Net assets, beginning                                                          1,016                    608
                                                                --------------------   --------------------
Net assets, ending                                              $            413,992   $              1,016
                                                                ====================   ====================

Units sold                                                                   787,878                    341
Units redeemed                                                              (444,840)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      343,038                    341
Units outstanding, beginning                                                     841                    500
                                                                --------------------   --------------------
Units outstanding, ending                                                    343,879                    841
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            898,158
Cost of units redeemed/account charges                                                             (480,580)
Net investment income (loss)                                                                            332
Net realized gain (loss)                                                                             (1,500)
Realized gain distributions                                                                           2,600
Net change in unrealized appreciation (depreciation)                                                 (5,018)
                                                                                       --------------------
Net assets                                                                             $            413,992
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20               344   $           414              1.25%             -0.3%
12/31/2013                        1.21                 1                 1              1.25%             -0.6%
12/31/2012                        1.22                 1                 1              1.25%              3.5%
12/31/2011                        1.17                 0                 0              1.25%              0.0%
12/31/2010                        1.17                 0                 0              1.25%              3.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              1.00%             -0.1%
12/31/2013                        1.22                 0                 0              1.00%             -0.4%
12/31/2012                        1.23                 0                 0              1.00%              3.8%
12/31/2011                        1.18                 0                 0              1.00%              0.3%
12/31/2010                        1.18                 0                 0              1.00%              4.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%              0.2%
12/31/2013                        1.24                 0                 0              0.75%             -0.1%
12/31/2012                        1.24                 0                 0              0.75%              4.0%
12/31/2011                        1.19                 0                 0              0.75%              0.5%
12/31/2010                        1.19                 0                 0              0.75%              4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              0.4%
12/31/2013                        1.25                 0                 0              0.50%              0.1%
12/31/2012                        1.25                 0                 0              0.50%              4.3%
12/31/2011                        1.20                 0                 0              0.50%              0.8%
12/31/2010                        1.19                 0                 0              0.50%              4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.25%              0.7%
12/31/2013                        1.27                 0                 0              0.25%              0.4%
12/31/2012                        1.27                 0                 0              0.25%              4.5%
12/31/2011                        1.21                 0                 0              0.25%              1.1%
12/31/2010                        1.20                 0                 0              0.25%              4.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.30                 0   $             0              0.00%              0.9%
12/31/2013                        1.29                 0                 0              0.00%              0.6%
12/31/2012                        1.28                 0                 0              0.00%              4.8%
12/31/2011                        1.22                 0                 0              0.00%              1.3%
12/31/2010                        1.20                 0                 0              0.00%              5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.1%
      2013          1.2%
      2012          1.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL STRATEGIC BOND FUND S CLASS - 782494454 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.46
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              1.25%              4.5%
12/31/2013                        1.40                 0                 0              1.25%             -2.9%
12/31/2012                        1.44                 0                 0              1.25%              7.1%
12/31/2011                        1.35                 0                 0              1.25%              4.0%
12/31/2010                        1.30                 0                 0              1.25%              9.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              1.00%              4.8%
12/31/2013                        1.42                 0                 0              1.00%             -2.6%
12/31/2012                        1.46                 0                 0              1.00%              7.3%
12/31/2011                        1.36                 0                 0              1.00%              4.3%
12/31/2010                        1.30                 0                 0              1.00%              9.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%              5.0%
12/31/2013                        1.44                 0                 0              0.75%             -2.4%
12/31/2012                        1.47                 0                 0              0.75%              7.6%
12/31/2011                        1.37                 0                 0              0.75%              4.5%
12/31/2010                        1.31                 0                 0              0.75%             10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%              5.3%
12/31/2013                        1.45                 0                 0              0.50%             -2.1%
12/31/2012                        1.49                 0                 0              0.50%              7.9%
12/31/2011                        1.38                 0                 0              0.50%              4.8%
12/31/2010                        1.32                 0                 0              0.50%             10.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.6%
12/31/2013                        1.47                 0                 0              0.25%             -1.9%
12/31/2012                        1.50                 0                 0              0.25%              8.1%
12/31/2011                        1.39                 0                 0              0.25%              5.0%
12/31/2010                        1.32                 0                 0              0.25%             10.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.00%              5.8%
12/31/2013                        1.49                 0                 0              0.00%             -1.6%
12/31/2012                        1.52                 0                 0              0.00%              8.4%
12/31/2011                        1.40                 0                 0              0.00%              5.3%
12/31/2010                        1.33                 0                 0              0.00%             10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                RUSSELL U.S. CORE EQUITY FUND S CLASS - 782494587

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       180,689   $       116,230             4,720
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (69)
                                                       ---------------
Net assets                                             $       180,620
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       180,620            78,744   $          2.29
Band 100                                                            --                --              2.33
Band 75                                                             --                --              2.36
Band 50                                                             --                --              2.40
Band 25                                                             --                --              2.44
Band 0                                                              --                --              2.47
                                                       ---------------   ---------------
 Total                                                 $       180,620            78,744
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,083
Mortality & expense charges                                                                         (2,132)
                                                                                           ---------------
Net investment income (loss)                                                                           (49)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,026
Realized gain distributions                                                                         24,889
Net change in unrealized appreciation (depreciation)                                               (11,071)
                                                                                           ---------------
Net gain (loss)                                                                                     16,844
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,795
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                (49)  $               (821)
Net realized gain (loss)                                                       3,026                 19,067
Realized gain distributions                                                   24,889                     --
Net change in unrealized appreciation (depreciation)                         (11,071)                25,558
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,795                 43,804
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,221                  8,510
Cost of units redeemed                                                        (4,708)               (45,442)
Account charges                                                                 (106)                  (108)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,593)               (37,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,202                  6,764
Net assets, beginning                                                        167,418                160,654
                                                                --------------------   --------------------
Net assets, ending                                              $            180,620   $            167,418
                                                                ====================   ====================

Units sold                                                                       567                  4,688
Units redeemed                                                                (2,285)               (24,784)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,718)               (20,096)
Units outstanding, beginning                                                  80,462                100,558
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,744                 80,462
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            182,711
Cost of units redeemed/account charges                                                             (124,595)
Net investment income (loss)                                                                         (2,431)
Net realized gain (loss)                                                                             35,587
Realized gain distributions                                                                          24,889
Net change in unrealized appreciation (depreciation)                                                 64,459
                                                                                       --------------------
Net assets                                                                             $            180,620
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.29                79   $           181              1.25%             10.2%
12/31/2013                        2.08                80               167              1.25%             30.2%
12/31/2012                        1.60               101               161              1.25%             14.4%
12/31/2011                        1.40               108               151              1.25%             -4.2%
12/31/2010                        1.46               118               171              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.33                 0   $             0              1.00%             10.5%
12/31/2013                        2.11                 0                 0              1.00%             30.6%
12/31/2012                        1.61                 0                 0              1.00%             14.7%
12/31/2011                        1.41                 0                 0              1.00%             -4.0%
12/31/2010                        1.47                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36                 0   $             0              0.75%             10.8%
12/31/2013                        2.13                 0                 0              0.75%             30.9%
12/31/2012                        1.63                 0                 0              0.75%             15.0%
12/31/2011                        1.42                 0                 0              0.75%             -3.8%
12/31/2010                        1.47                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.40                 0   $             0              0.50%             11.1%
12/31/2013                        2.16                 0                 0              0.50%             31.2%
12/31/2012                        1.65                 0                 0              0.50%             15.2%
12/31/2011                        1.43                 0                 0              0.50%             -3.5%
12/31/2010                        1.48                 0                 0              0.50%             14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.44                 0   $             0              0.25%             11.3%
12/31/2013                        2.19                 0                 0              0.25%             31.5%
12/31/2012                        1.66                 0                 0              0.25%             15.5%
12/31/2011                        1.44                 0                 0              0.25%             -3.3%
12/31/2010                        1.49                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.47                 0   $             0              0.00%             11.6%
12/31/2013                        2.22                 0                 0              0.00%             31.9%
12/31/2012                        1.68                 0                 0              0.00%             15.8%
12/31/2011                        1.45                 0                 0              0.00%             -3.0%
12/31/2010                        1.50                 0                 0              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          0.8%
      2012          1.1%
      2011          0.9%
      2010          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             RUSSELL U.S. DEFENSIVE EQUITY FUND S CLASS - 782494553

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           744   $           576                15
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           744
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           744               336   $          2.21
Band 100                                                            --                --              2.25
Band 75                                                             --                --              2.28
Band 50                                                             --                --              2.31
Band 25                                                             --                --              2.35
Band 0                                                              --                --              2.39
                                                       ---------------   ---------------
 Total                                                 $           744               336
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                             (4)
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    67
                                                                                           ---------------
Net gain (loss)                                                                                         68
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            72
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                  4   $                  2
Net realized gain (loss)                                                           1                      6
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              67                     89
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 72                     97
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         164                    146
Cost of units redeemed                                                            --                     --
Account charges                                                                   (1)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                              163                    145
                                                                --------------------   --------------------
Net increase (decrease)                                                          235                    242
Net assets, beginning                                                            509                    267
                                                                --------------------   --------------------
Net assets, ending                                              $                744   $                509
                                                                ====================   ====================

Units sold                                                                        80                     83
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           80                     83
Units outstanding, beginning                                                     256                    173
                                                                --------------------   --------------------
Units outstanding, ending                                                        336                    256
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                564
Cost of units redeemed/account charges                                                                   (3)
Net investment income (loss)                                                                              8
Net realized gain (loss)                                                                                  7
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    168
                                                                                       --------------------
Net assets                                                                             $                744
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             1              1.25%             11.4%
12/31/2013                        1.99                 0                 1              1.25%             28.9%
12/31/2012                        1.54                 0                 0              1.25%             10.2%
12/31/2011                        1.40                 0                 0              1.25%              3.1%
12/31/2010                        1.36                 0                 0              1.25%             11.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.25                 0   $             0              1.00%             11.7%
12/31/2013                        2.01                 0                 0              1.00%             29.2%
12/31/2012                        1.56                 0                 0              1.00%             10.5%
12/31/2011                        1.41                 0                 0              1.00%              3.3%
12/31/2010                        1.36                 0                 0              1.00%             11.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.28                 0   $             0              0.75%             12.0%
12/31/2013                        2.04                 0                 0              0.75%             29.5%
12/31/2012                        1.57                 0                 0              0.75%             10.7%
12/31/2011                        1.42                 0                 0              0.75%              3.6%
12/31/2010                        1.37                 0                 0              0.75%             11.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.31                 0   $             0              0.50%             12.3%
12/31/2013                        2.06                 0                 0              0.50%             29.8%
12/31/2012                        1.59                 0                 0              0.50%             11.0%
12/31/2011                        1.43                 0                 0              0.50%              3.9%
12/31/2010                        1.38                 0                 0              0.50%             11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35                 0   $             0              0.25%             12.6%
12/31/2013                        2.09                 0                 0              0.25%             30.2%
12/31/2012                        1.60                 0                 0              0.25%             11.3%
12/31/2011                        1.44                 0                 0              0.25%              4.1%
12/31/2010                        1.38                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.39                 0   $             0              0.00%             12.8%
12/31/2013                        2.11                 0                 0              0.00%             30.5%
12/31/2012                        1.62                 0                 0              0.00%             11.6%
12/31/2011                        1.45                 0                 0              0.00%              4.4%
12/31/2010                        1.39                 0                 0              0.00%             12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.0%
      2012          1.6%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        RUSSELL U.S. DYNAMIC EQUITY FUND S CLASS - 782478812 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          2.64
Band 100                                                            --                --              2.68
Band 75                                                             --                --              2.72
Band 50                                                             --                --              2.76
Band 25                                                             --                --              2.81
Band 0                                                              --                --              2.85
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64                 0   $             0              1.25%              9.4%
12/31/2013                        2.41                 0                 0              1.25%             31.2%
12/31/2012                        1.84                 0                 0              1.25%             18.0%
12/31/2011                        1.56                 0                 0              1.25%             -1.6%
12/31/2010                        1.58                 0                 0              1.25%             13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.68                 0   $             0              1.00%              9.7%
12/31/2013                        2.44                 0                 0              1.00%             31.6%
12/31/2012                        1.86                 0                 0              1.00%             18.3%
12/31/2011                        1.57                 0                 0              1.00%             -1.3%
12/31/2010                        1.59                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72                 0   $             0              0.75%             10.0%
12/31/2013                        2.48                 0                 0              0.75%             31.9%
12/31/2012                        1.88                 0                 0              0.75%             18.6%
12/31/2011                        1.58                 0                 0              0.75%             -1.1%
12/31/2010                        1.60                 0                 0              0.75%             14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76                 0   $             0              0.50%             10.3%
12/31/2013                        2.51                 0                 0              0.50%             32.2%
12/31/2012                        1.90                 0                 0              0.50%             18.9%
12/31/2011                        1.59                 0                 0              0.50%             -0.9%
12/31/2010                        1.61                 0                 0              0.50%             14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.81                 0   $             0              0.25%             10.5%
12/31/2013                        2.54                 0                 0              0.25%             32.6%
12/31/2012                        1.91                 0                 0              0.25%             19.2%
12/31/2011                        1.61                 0                 0              0.25%             -0.6%
12/31/2010                        1.62                 0                 0              0.25%             15.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.85                 0   $             0              0.00%             10.8%
12/31/2013                        2.57                 0                 0              0.00%             32.9%
12/31/2012                        1.93                 0                 0              0.00%             19.5%
12/31/2011                        1.62                 0                 0              0.00%             -0.4%
12/31/2010                        1.62                 0                 0              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             RUSSELL U.S. SMALL CAP EQUITY FUND S CLASS - 782494520

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        47,303   $        47,442             1,584
                                                                         ===============   ===============
Receivables: investments sold                                       45
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        47,348
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        47,348            18,246   $          2.59
Band 100                                                            --                --              2.63
Band 75                                                             --                --              2.67
Band 50                                                             --                --              2.72
Band 25                                                             --                --              2.76
Band 0                                                              --                --              2.80
                                                       ---------------   ---------------
 Total                                                 $        47,348            18,246
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           142
Mortality & expense charges                                                                           (200)
                                                                                           ---------------
Net investment income (loss)                                                                           (58)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (163)
Realized gain distributions                                                                          3,177
Net change in unrealized appreciation (depreciation)                                                   (66)
                                                                                           ---------------
Net gain (loss)                                                                                      2,948
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,890
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                     $               (58)  $                 (2)
Net realized gain (loss)                                                        (163)                    14
Realized gain distributions                                                    3,177                    337
Net change in unrealized appreciation (depreciation)                             (66)                   (73)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,890                    276
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      56,365                  2,387
Cost of units redeemed                                                       (14,562)                    (1)
Account charges                                                                   (5)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           41,798                  2,384
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,688                  2,660
Net assets, beginning                                                          2,660                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             47,348   $              2,660
                                                                ====================   ====================

Units sold                                                                    29,569                  1,054
Units redeemed                                                               (12,376)                    (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,193                  1,053
Units outstanding, beginning                                                   1,053                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     18,246                  1,053
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             90,328
Cost of units redeemed/account charges                                                              (45,147)
Net investment income (loss)                                                                           (101)
Net realized gain (loss)                                                                             (1,107)
Realized gain distributions                                                                           3,514
Net change in unrealized appreciation (depreciation)                                                   (139)
                                                                                       --------------------
Net assets                                                                             $             47,348
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.59                18   $            47              1.25%              2.7%
12/31/2013                        2.53                 1                 3              1.25%             42.2%
12/31/2012                        1.78                 0                 0              1.25%             12.7%
12/31/2011                        1.58                 0                 0              1.25%             -5.3%
12/31/2010                        1.66                 0                 0              1.25%             24.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.63                 0   $             0              1.00%              3.0%
12/31/2013                        2.56                 0                 0              1.00%             42.5%
12/31/2012                        1.79                 0                 0              1.00%             12.9%
12/31/2011                        1.59                 0                 0              1.00%             -5.0%
12/31/2010                        1.67                 0                 0              1.00%             25.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.67                 0   $             0              0.75%              3.2%
12/31/2013                        2.59                 0                 0              0.75%             42.9%
12/31/2012                        1.81                 0                 0              0.75%             13.2%
12/31/2011                        1.60                 0                 0              0.75%             -4.8%
12/31/2010                        1.68                 0                 0              0.75%             25.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72                 0   $             0              0.50%              3.5%
12/31/2013                        2.62                 0                 0              0.50%             43.2%
12/31/2012                        1.83                 0                 0              0.50%             13.5%
12/31/2011                        1.61                 0                 0              0.50%             -4.5%
12/31/2010                        1.69                 0                 0              0.50%             25.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.76                 0   $             0              0.25%              3.8%
12/31/2013                        2.66                 0                 0              0.25%             43.6%
12/31/2012                        1.85                 0                 0              0.25%             13.8%
12/31/2011                        1.63                 0                 0              0.25%             -4.3%
12/31/2010                        1.70                 0                 0              0.25%             26.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.80                 0   $             0              0.00%              4.0%
12/31/2013                        2.69                 0                 0              0.00%             43.9%
12/31/2012                        1.87                 0                 0              0.00%             14.1%
12/31/2011                        1.64                 0                 0              0.00%             -4.1%
12/31/2010                        1.71                 0                 0              0.00%             26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.6%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              STATE STREET EQUITY 500 INDEX ADMIN CLASS - 857492102

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   239,066,758   $   151,079,232        13,884,162
                                                                         ===============   ===============
Receivables: investments sold                                  712,734
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   239,779,492
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   218,638,613        42,333,699   $          5.16
Band 100                                                            --                --              5.31
Band 75                                                             --                --              5.46
Band 50                                                             --                --              5.62
Band 25                                                             --                --              5.78
Band 0                                                      21,140,879         3,556,329              5.94
                                                       ---------------   ---------------
 Total                                                 $   239,779,492        45,890,028
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     4,219,552
Mortality & expense charges                                                                     (2,605,912)
                                                                                           ---------------
Net investment income (loss)                                                                     1,613,640
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        12,792,349
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            11,777,994
                                                                                           ---------------
Net gain (loss)                                                                                 24,570,343
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    26,183,983
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:

Net investment income (loss)                                    $          1,613,640   $          1,321,754
Net realized gain (loss)                                                  12,792,349              6,824,776
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      11,777,994             43,769,315
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         26,183,983             51,915,845
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  47,272,899             33,439,572
Cost of units redeemed                                                   (53,568,266)           (43,395,749)
Account charges                                                              (65,262)               (46,404)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,360,629)           (10,002,581)
                                                                --------------------   --------------------
Net increase (decrease)                                                   19,823,354             41,913,264
Net assets, beginning                                                    219,956,138            178,042,874
                                                                --------------------   --------------------
Net assets, ending                                              $        239,779,492   $        219,956,138
                                                                ====================   ====================

Units sold                                                                10,376,841              8,368,128
Units redeemed                                                           (11,746,836)           (11,022,067)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,369,995)            (2,653,939)
Units outstanding, beginning                                              47,260,023             49,913,962
                                                                --------------------   --------------------
Units outstanding, ending                                                 45,890,028             47,260,023
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        823,050,422
Cost of units redeemed/account charges                                                         (716,283,379)
Net investment income (loss)                                                                     15,662,387
Net realized gain (loss)                                                                         29,362,536
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             87,987,526
                                                                                       --------------------
Net assets                                                                             $        239,779,492
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.16            42,334   $       218,639              1.25%             12.0%
12/31/2013                        4.61            44,052           203,139              1.25%             30.3%
12/31/2012                        3.54            46,605           164,899              1.25%             14.4%
12/31/2011                        3.09            50,118           155,007              1.25%              0.5%
12/31/2010                        3.08            51,291           157,803              1.25%             13.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.31                 0   $             0              1.00%             12.3%
12/31/2013                        4.73                 0                 0              1.00%             30.7%
12/31/2012                        3.62                 0                 0              1.00%             14.7%
12/31/2011                        3.16                 0                 0              1.00%              0.8%
12/31/2010                        3.13                 0                 0              1.00%             13.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.46                 0   $             0              0.75%             12.6%
12/31/2013                        4.85                 0                 0              0.75%             31.0%
12/31/2012                        3.71                 0                 0              0.75%             15.0%
12/31/2011                        3.22                 0                 0              0.75%              1.0%
12/31/2010                        3.19                 0                 0              0.75%             13.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.62                 0   $             0              0.50%             12.8%
12/31/2013                        4.98                 0                 0              0.50%             31.3%
12/31/2012                        3.79                 0                 0              0.50%             15.3%
12/31/2011                        3.29                 0                 0              0.50%              1.3%
12/31/2010                        3.25                 0                 0              0.50%             14.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.78                 0   $             0              0.25%             13.1%
12/31/2013                        5.11                 0                 0              0.25%             31.6%
12/31/2012                        3.88                 0                 0              0.25%             15.6%
12/31/2011                        3.36                 0                 0              0.25%              1.5%
12/31/2010                        3.31               278               921              0.25%             14.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.94             3,556   $        21,141              0.00%             13.4%
12/31/2013                        5.24             3,208            16,818              0.00%             32.0%
12/31/2012                        3.97             3,309            13,144              0.00%             15.8%
12/31/2011                        3.43               511             1,752              0.00%              1.8%
12/31/2010                        3.37               555             1,869              0.00%             14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.8%
      2012          2.0%
      2011          1.8%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                STATE STREET EQUITY 500 INDEX R CLASS - 857492300

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    40,365,157   $    29,039,184         2,339,146
                                                                         ===============   ===============
Receivables: investments sold                                    8,506
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    40,373,663
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,099,115        17,135,779   $          1.76
Band 100                                                     4,462,323         2,480,423              1.80
Band 75                                                             --                --              1.84
Band 50                                                      1,881,406           996,916              1.89
Band 25                                                             --                --              1.93
Band 0                                                       3,930,819         1,985,628              1.98
                                                       ---------------   ---------------
 Total                                                 $    40,373,663        22,598,746
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       532,341
Mortality & expense charges                                                                       (379,665)
                                                                                           ---------------
Net investment income (loss)                                                                       152,676
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,439,722
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,446,899
                                                                                           ---------------
Net gain (loss)                                                                                  3,886,621
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,039,297
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            152,676   $             87,167
Net realized gain (loss)                                                   1,439,722              1,730,259
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,446,899              5,215,465
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,039,297              7,032,891
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,019,935             14,691,033
Cost of units redeemed                                                    (9,509,390)           (11,264,028)
Account charges                                                              (12,498)               (11,696)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,498,047              3,415,309
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,537,344             10,448,200
Net assets, beginning                                                     31,836,319             21,388,119
                                                                --------------------   --------------------
Net assets, ending                                              $         40,373,663   $         31,836,319
                                                                ====================   ====================

Units sold                                                                10,304,873             11,192,470
Units redeemed                                                            (7,614,753)            (8,654,854)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,690,120              2,537,616
Units outstanding, beginning                                              19,908,626             17,371,010
                                                                --------------------   --------------------
Units outstanding, ending                                                 22,598,746             19,908,626
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         66,446,513
Cost of units redeemed/account charges                                                          (40,601,287)
Net investment income (loss)                                                                        643,055
Net realized gain (loss)                                                                          2,559,408
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                             11,325,973
                                                                                       --------------------
Net assets                                                                             $         40,373,663
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/1/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.76            17,136   $        30,099              1.25%             11.5%
12/31/2013                        1.58            16,680            26,276              1.25%             29.8%
12/31/2012                        1.21            14,332            17,397              1.25%             13.8%
12/31/2011                        1.07            11,886            12,680              1.25%              0.2%
12/31/2010                        1.06            10,243            10,909              1.25%              6.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.80             2,480   $         4,462              1.00%             11.8%
12/31/2013                        1.61                67               108              1.00%             30.1%
12/31/2012                        1.24                62                76              1.00%             14.1%
12/31/2011                        1.08                46                50              1.00%              0.4%
12/31/2010                        1.08                40                43              1.00%              8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.84                 0   $             0              0.75%             12.1%
12/31/2013                        1.64                 0                 0              0.75%             30.4%
12/31/2012                        1.26                 0                 0              0.75%             14.4%
12/31/2011                        1.10                 0                 0              0.75%              0.7%
12/31/2010                        1.10                 0                 0              0.75%              9.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89               997   $         1,881              0.50%             12.3%
12/31/2013                        1.68             1,227             2,061              0.50%             30.7%
12/31/2012                        1.28             1,175             1,509              0.50%             14.6%
12/31/2011                        1.12             1,126             1,262              0.50%              0.9%
12/31/2010                        1.11             1,001             1,112              0.50%             11.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.93                 0   $             0              0.25%             12.6%
12/31/2013                        1.72                 0                 0              0.25%             31.1%
12/31/2012                        1.31                 0                 0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%              1.2%
12/31/2010                        1.13                 0                 0              0.25%             12.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.98             1,986   $         3,931              0.00%             12.9%
12/31/2013                        1.75             1,935             3,392              0.00%             31.4%
12/31/2012                        1.33             1,803             2,406              0.00%             15.2%
12/31/2011                        1.16             1,606             1,859              0.00%              1.4%
12/31/2010                        1.14             1,571             1,793              0.00%             14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.4%
      2012          1.7%
      2011          1.5%
      2010          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   STEWARD GLOBAL EQUITY INCOME FUND INDIVIDUAL CLASS - 860324862 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.25%              7.2%
12/31/2013                        1.02                 0                 0              0.00%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              7.5%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.75%              7.8%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.50%              8.1%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.25%              8.3%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.00%              8.6%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 STEWARD LARGE CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 860324201 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.25%             11.3%
12/31/2013                        1.03                 0                 0              0.00%              3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              1.00%             11.6%
12/31/2013                        1.03                 0                 0              0.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.75%             11.9%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.50%             12.1%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.25%             12.4%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.16                 0   $             0              0.00%             12.7%
12/31/2013                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     STEWARD SMALL-MID CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 14066Y107

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            92   $           103                 6
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            92
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            92                86   $          1.07
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $            92                86
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             11
Net change in unrealized appreciation (depreciation)                                                   (11)
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       11                     --
Net change in unrealized appreciation (depreciation)                             (11)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          92                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               92                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           92                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 92   $                 --
                                                                ====================   ====================

Units sold                                                                        86                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           86                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         86                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 92
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              11
Net change in unrealized appreciation (depreciation)                                                    (11)
                                                                                       --------------------
Net assets                                                                             $                 92
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.25%              4.0%
12/31/2013                        1.03                 0                 0              0.00%              3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              4.3%
12/31/2013                        1.03                 0                 0              0.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              4.5%
12/31/2013                        1.03                 0                 0              0.00%              3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%              4.8%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              5.1%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.00%              5.3%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE BLUE CHIP GROWTH FUND R CLASS - 77954Q304

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,863,164   $     4,719,700            90,412
                                                                         ===============   ===============
Receivables: investments sold                                    2,768
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,865,932
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,741,438         2,062,348   $          2.30
Band 100                                                       663,667           280,633              2.36
Band 75                                                             --                --              2.43
Band 50                                                             --                --              2.50
Band 25                                                             --                --              2.57
Band 0                                                         460,827           174,048              2.65
                                                       ---------------   ---------------
 Total                                                 $     5,865,932         2,517,029
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (54,603)
                                                                                           ---------------
Net investment income (loss)                                                                       (54,603)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           302,510
Realized gain distributions                                                                        262,346
Net change in unrealized appreciation (depreciation)                                              (154,554)
                                                                                           ---------------
Net gain (loss)                                                                                    410,302
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       355,699
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (54,603)  $            (38,416)
Net realized gain (loss)                                                     302,510                264,784
Realized gain distributions                                                  262,346                     --
Net change in unrealized appreciation (depreciation)                        (154,554)               926,787
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            355,699              1,153,155
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,608,281              1,309,742
Cost of units redeemed                                                    (1,391,677)              (991,540)
Account charges                                                               (1,133)                  (436)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,215,471                317,766
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,571,170              1,470,921
Net assets, beginning                                                      4,294,762              2,823,841
                                                                --------------------   --------------------
Net assets, ending                                              $          5,865,932   $          4,294,762
                                                                ====================   ====================

Units sold                                                                 1,429,663                810,631
Units redeemed                                                              (891,492)              (643,219)
                                                                --------------------   --------------------
Net increase (decrease)                                                      538,171                167,412
Units outstanding, beginning                                               1,978,858              1,811,446
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,517,029              1,978,858
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          8,780,811
Cost of units redeemed/account charges                                                           (4,865,713)
Net investment income (loss)                                                                       (161,547)
Net realized gain (loss)                                                                            706,571
Realized gain distributions                                                                         262,346
Net change in unrealized appreciation (depreciation)                                              1,143,464
                                                                                       --------------------
Net assets                                                                             $          5,865,932
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30             2,062   $         4,741              1.25%              7.4%
12/31/2013                        2.14             1,785             3,823              1.25%             39.1%
12/31/2012                        1.54             1,626             2,503              1.25%             16.4%
12/31/2011                        1.32               874             1,156              1.25%             -0.3%
12/31/2010                        1.33               740               981              1.25%             14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36               281   $           664              1.00%              7.6%
12/31/2013                        2.20                 1                 2              1.00%             39.5%
12/31/2012                        1.58                 0                 0              1.00%             16.7%
12/31/2011                        1.35                 0                 0              1.00%              0.0%
12/31/2010                        1.35                 0                 0              1.00%             14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.75%              7.9%
12/31/2013                        2.25                 0                 0              0.75%             39.8%
12/31/2012                        1.61                 0                 0              0.75%             16.9%
12/31/2011                        1.38                 0                 0              0.75%              0.2%
12/31/2010                        1.38                 0                 0              0.75%             15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50                 0   $             0              0.50%              8.2%
12/31/2013                        2.31                 0                 0              0.50%             40.2%
12/31/2012                        1.65                 0                 0              0.50%             17.2%
12/31/2011                        1.41                 0                 0              0.50%              0.5%
12/31/2010                        1.40                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.57                 0   $             0              0.25%              8.4%
12/31/2013                        2.37                 0                 0              0.25%             40.5%
12/31/2012                        1.69                 0                 0              0.25%             17.5%
12/31/2011                        1.44                 0                 0              0.25%              0.7%
12/31/2010                        1.43                 0                 0              0.25%             15.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.65               174   $           461              0.00%              8.7%
12/31/2013                        2.44               193               470              0.00%             40.9%
12/31/2012                        1.73               185               321              0.00%             17.8%
12/31/2011                        1.47               147               216              0.00%              1.0%
12/31/2010                        1.45               183               266              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE EQUITY INCOME FUND R CLASS - 779547306

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,823,216   $    17,610,331           638,855
                                                                         ===============   ===============
Receivables: investments sold                                   48,190
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,871,406
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,009,258         6,847,846   $          2.34
Band 100                                                     2,311,164           961,169              2.40
Band 75                                                             --                --              2.47
Band 50                                                      1,430,345           562,308              2.54
Band 25                                                             --                --              2.62
Band 0                                                       1,120,639           414,048              2.71
                                                       ---------------   ---------------
 Total                                                 $    20,871,406         8,785,371
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       288,556
Mortality & expense charges                                                                       (224,073)
                                                                                           ---------------
Net investment income (loss)                                                                        64,483
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           977,635
Realized gain distributions                                                                      1,074,916
Net change in unrealized appreciation (depreciation)                                              (925,852)
                                                                                           ---------------
Net gain (loss)                                                                                  1,126,699
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,191,182
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             64,483   $             24,450
Net realized gain (loss)                                                     977,635                539,336
Realized gain distributions                                                1,074,916                433,712
Net change in unrealized appreciation (depreciation)                        (925,852)             2,485,960
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,191,182              3,483,458
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,955,996              4,798,780
Cost of units redeemed                                                    (5,498,303)            (3,061,661)
Account charges                                                              (24,772)               (10,114)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,432,921              1,727,005
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,624,103              5,210,463
Net assets, beginning                                                     17,247,303             12,036,840
                                                                --------------------   --------------------
Net assets, ending                                              $         20,871,406   $         17,247,303
                                                                ====================   ====================

Units sold                                                                 4,465,761              2,547,444
Units redeemed                                                            (3,352,865)            (1,697,478)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,112,896                849,966
Units outstanding, beginning                                               7,672,475              6,822,509
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,785,371              7,672,475
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         36,159,724
Cost of units redeemed/account charges                                                          (21,582,785)
Net investment income (loss)                                                                        344,497
Net realized gain (loss)                                                                            518,051
Realized gain distributions                                                                       2,219,034
Net change in unrealized appreciation (depreciation)                                              3,212,885
                                                                                       --------------------
Net assets                                                                             $         20,871,406
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.34             6,848   $        16,009              1.25%              5.6%
12/31/2013                        2.21             6,608            14,632              1.25%             27.5%
12/31/2012                        1.74             5,766            10,017              1.25%             15.2%
12/31/2011                        1.51             5,427             8,185              1.25%             -2.5%
12/31/2010                        1.55             4,657             7,201              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.40               961   $         2,311              1.00%              5.8%
12/31/2013                        2.27                 0                 0              1.00%             27.8%
12/31/2012                        1.78                 0                 0              1.00%             15.5%
12/31/2011                        1.54                 0                 0              1.00%             -2.2%
12/31/2010                        1.57                 0                 0              1.00%             13.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.47                 0   $             0              0.75%              6.1%
12/31/2013                        2.33                 0                 0              0.75%             28.1%
12/31/2012                        1.82                 0                 0              0.75%             15.7%
12/31/2011                        1.57                 0                 0              0.75%             -2.0%
12/31/2010                        1.60                 0                 0              0.75%             13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.54               562   $         1,430              0.50%              6.4%
12/31/2013                        2.39               567             1,355              0.50%             28.4%
12/31/2012                        1.86               520               969              0.50%             16.0%
12/31/2011                        1.60               532               854              0.50%             -1.7%
12/31/2010                        1.63               531               867              0.50%             14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.62                 0   $             0              0.25%              6.6%
12/31/2013                        2.45                 0                 0              0.25%             28.7%
12/31/2012                        1.91                 0                 0              0.25%             16.3%
12/31/2011                        1.64                 0                 0              0.25%             -1.5%
12/31/2010                        1.66                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.71               414   $         1,121              0.00%              6.9%
12/31/2013                        2.53               498             1,260              0.00%             29.1%
12/31/2012                        1.96               536             1,051              0.00%             16.6%
12/31/2011                        1.68               436               733              0.00%             -1.2%
12/31/2010                        1.70               398               678              0.00%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.3%
      2012          1.7%
      2011          1.4%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   135,594,684   $   103,234,645         4,519,023
                                                                         ===============   ===============
Receivables: investments sold                                   66,399
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   135,661,083
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   134,927,310        29,096,525   $          4.64
Band 100                                                            --                --              4.77
Band 75                                                             --                --              4.91
Band 50                                                             --                --              5.05
Band 25                                                             --                --              5.19
Band 0                                                         733,773           123,617              5.94
                                                       ---------------   ---------------
 Total                                                 $   135,661,083        29,220,142
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     2,394,004
Mortality & expense charges                                                                     (1,727,855)
                                                                                           ---------------
Net investment income (loss)                                                                       666,149
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         5,586,998
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,068,250
                                                                                           ---------------
Net gain (loss)                                                                                  7,655,248
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     8,321,397
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            666,149   $            373,547
Net realized gain (loss)                                                   5,586,998              1,773,878
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,068,250             26,134,522
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          8,321,397             28,281,947
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  27,435,199             23,222,379
Cost of units redeemed                                                   (31,656,894)           (20,064,069)
Account charges                                                              (53,952)               (38,075)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,275,647)             3,120,235
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,045,750             31,402,182
Net assets, beginning                                                    131,615,333            100,213,151
                                                                --------------------   --------------------
Net assets, ending                                              $        135,661,083   $        131,615,333
                                                                ====================   ====================

Units sold                                                                 6,946,523              6,119,178
Units redeemed                                                            (7,797,426)            (5,406,408)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (850,903)               712,770
Units outstanding, beginning                                              30,071,045             29,358,275
                                                                --------------------   --------------------
Units outstanding, ending                                                 29,220,142             30,071,045
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        338,287,055
Cost of units redeemed/account charges                                                         (286,063,040)
Net investment income (loss)                                                                     14,690,525
Net realized gain (loss)                                                                         17,860,887
Realized gain distributions                                                                      18,525,617
Net change in unrealized appreciation (depreciation)                                             32,360,039
                                                                                       --------------------
Net assets                                                                             $        135,661,083
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.64            29,097   $       134,927              1.25%              6.0%
12/31/2013                        4.37            29,973           131,074              1.25%             28.1%
12/31/2012                        3.41            29,358           100,213              1.25%             15.7%
12/31/2011                        2.95            31,555            93,104              1.25%             -1.9%
12/31/2010                        3.01            31,288            94,146              1.25%             13.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.77                 0   $             0              1.00%              6.3%
12/31/2013                        4.49                 0                 0              1.00%             28.4%
12/31/2012                        3.49                 0                 0              1.00%             16.0%
12/31/2011                        3.01                 0                 0              1.00%             -1.7%
12/31/2010                        3.06                 0                 0              1.00%             13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.91                 0   $             0              0.75%              6.6%
12/31/2013                        4.60                 0                 0              0.75%             28.8%
12/31/2012                        3.58                 0                 0              0.75%             16.3%
12/31/2011                        3.07                 0                 0              0.75%             -1.5%
12/31/2010                        3.12                 0                 0              0.75%             14.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.05                 0   $             0              0.50%              6.8%
12/31/2013                        4.72                 0                 0              0.50%             29.1%
12/31/2012                        3.66                 0                 0              0.50%             16.6%
12/31/2011                        3.14                 0                 0              0.50%             -1.2%
12/31/2010                        3.18                 0                 0              0.50%             14.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.19                 0   $             0              0.25%              7.1%
12/31/2013                        4.85                 0                 0              0.25%             29.4%
12/31/2012                        3.74                 0                 0              0.25%             16.9%
12/31/2011                        3.20                 0                 0              0.25%             -1.0%
12/31/2010                        3.24                 0                 0              0.25%             14.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.94               124   $           734              0.00%              7.4%
12/31/2013                        5.53                98               542              0.00%             29.7%
12/31/2012                        4.26                 0                 0              0.00%             17.1%
12/31/2011                        3.64                 0                 0              0.00%             -0.7%
12/31/2010                        3.66                 0                 0              0.00%             15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.6%
      2012          2.2%
      2011          1.8%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  T. ROWE PRICE EUROPEAN STOCK FUND - 77956H401

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       244,737   $       195,899            12,456
                                                                         ===============   ===============
Receivables: investments sold                                    2,515
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       247,252
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       247,252           121,710   $          2.03
Band 100                                                            --                --              2.09
Band 75                                                             --                --              2.15
Band 50                                                             --                --              2.21
Band 25                                                             --                --              2.27
Band 0                                                              --                --              2.41
                                                       ---------------   ---------------
 Total                                                 $       247,252           121,710
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,997
Mortality & expense charges                                                                         (3,718)
                                                                                           ---------------
Net investment income (loss)                                                                           279
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,797
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (48,506)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,709)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,430)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                279   $                428
Net realized gain (loss)                                                      23,797                 10,304
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (48,506)                67,452
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,430)                78,184
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      45,654                 32,489
Cost of units redeemed                                                       (85,577)               (39,790)
Account charges                                                                 (104)                  (120)
                                                                --------------------   --------------------
Increase (decrease)                                                          (40,027)                (7,421)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (64,457)                70,763
Net assets, beginning                                                        311,709                240,946
                                                                --------------------   --------------------
Net assets, ending                                              $            247,252   $            311,709
                                                                ====================   ====================

Units sold                                                                    21,191                 25,819
Units redeemed                                                               (42,066)               (30,651)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,875)                (4,832)
Units outstanding, beginning                                                 142,585                147,417
                                                                --------------------   --------------------
Units outstanding, ending                                                    121,710                142,585
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            599,066
Cost of units redeemed/account charges                                                             (477,582)
Net investment income (loss)                                                                         15,163
Net realized gain (loss)                                                                            (11,186)
Realized gain distributions                                                                          72,953
Net change in unrealized appreciation (depreciation)                                                 48,838
                                                                                       --------------------
Net assets                                                                             $            247,252
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03               122   $           247              1.25%             -7.1%
12/31/2013                        2.19               143               312              1.25%             33.8%
12/31/2012                        1.63               147               241              1.25%             21.7%
12/31/2011                        1.34               165               222              1.25%            -10.4%
12/31/2010                        1.50               159               238              1.25%              7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.09                 0   $             0              1.00%             -6.8%
12/31/2013                        2.24                 0                 0              1.00%             34.1%
12/31/2012                        1.67                 0                 0              1.00%             22.0%
12/31/2011                        1.37                 0                 0              1.00%            -10.2%
12/31/2010                        1.53                 0                 0              1.00%              7.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             0              0.75%             -6.6%
12/31/2013                        2.30                 0                 0              0.75%             34.4%
12/31/2012                        1.71                 0                 0              0.75%             22.3%
12/31/2011                        1.40                 0                 0              0.75%            -10.0%
12/31/2010                        1.55                 0                 0              0.75%              7.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.21                 0   $             0              0.50%             -6.4%
12/31/2013                        2.36                 0                 0              0.50%             34.8%
12/31/2012                        1.75                 0                 0              0.50%             22.6%
12/31/2011                        1.43                 0                 0              0.50%             -9.8%
12/31/2010                        1.58                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.27                 0   $             0              0.25%             -6.1%
12/31/2013                        2.42                 0                 0              0.25%             35.1%
12/31/2012                        1.79                 0                 0              0.25%             22.9%
12/31/2011                        1.46                 0                 0              0.25%             -9.5%
12/31/2010                        1.61                 0                 0              0.25%              8.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.41                 0   $             0              0.00%             -5.9%
12/31/2013                        2.56                 0                 0              0.00%             35.4%
12/31/2012                        1.89                 0                 0              0.00%             23.3%
12/31/2011                        1.54                 0                 0              0.00%             -9.3%
12/31/2010                        1.69                 0                 0              0.00%              8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.3%
      2012          1.8%
      2011          2.4%
      2010          2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            T. ROWE PRICE GROWTH STOCK FUND ADVISOR CLASS - 741479208

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    70,116,659   $    50,650,182         1,368,948
                                                                         ===============   ===============
Receivables: investments sold                                   14,559
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    70,131,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    69,514,166        44,030,473   $          1.58
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.70
Band 0                                                         617,052           355,408              1.74
                                                       ---------------   ---------------
 Total                                                 $    70,131,218        44,385,881
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (906,577)
                                                                                           ---------------
Net investment income (loss)                                                                      (906,577)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         5,067,756
Realized gain distributions                                                                      6,357,054
Net change in unrealized appreciation (depreciation)                                            (5,190,663)
                                                                                           ---------------
Net gain (loss)                                                                                  6,234,147
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     5,327,570
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (906,577)  $           (712,315)
Net realized gain (loss)                                                   5,067,756              1,930,155
Realized gain distributions                                                6,357,054                     --
Net change in unrealized appreciation (depreciation)                      (5,190,663)            17,583,421
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,327,570             18,801,261
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,477,841              9,304,029
Cost of units redeemed                                                   (16,013,454)           (10,860,941)
Account charges                                                              (11,445)               (18,399)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,547,058)            (1,575,311)
                                                                --------------------   --------------------
Net increase (decrease)                                                      780,512             17,225,950
Net assets, beginning                                                     69,350,706             52,124,756
                                                                --------------------   --------------------
Net assets, ending                                              $         70,131,218   $         69,350,706
                                                                ====================   ====================

Units sold                                                                10,140,881              7,628,049
Units redeemed                                                           (12,827,250)            (9,102,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,686,369)            (1,474,513)
Units outstanding, beginning                                              47,072,250             48,546,763
                                                                --------------------   --------------------
Units outstanding, ending                                                 44,385,881             47,072,250
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         99,263,211
Cost of units redeemed/account charges                                                          (56,325,505)
Net investment income (loss)                                                                     (3,785,600)
Net realized gain (loss)                                                                          4,114,415
Realized gain distributions                                                                       7,398,220
Net change in unrealized appreciation (depreciation)                                             19,466,477
                                                                                       --------------------
Net assets                                                                             $         70,131,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58            44,030   $        69,514              1.25%              7.2%
12/31/2013                        1.47            46,767            68,862              1.25%             37.1%
12/31/2012                        1.07            48,547            52,125              1.25%             17.2%
12/31/2011                        0.92            42,190            38,657              1.25%             -2.4%
12/31/2010                        0.94            45,133            42,390              1.25%             15.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              1.00%              7.5%
12/31/2013                        1.50                 0                 0              1.00%             37.5%
12/31/2012                        1.09                 0                 0              1.00%             17.5%
12/31/2011                        0.93                 0                 0              1.00%             -2.2%
12/31/2010                        0.95                 0                 0              1.00%             15.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.75%              7.8%
12/31/2013                        1.52                 0                 0              0.75%             37.8%
12/31/2012                        1.10                 0                 0              0.75%             17.8%
12/31/2011                        0.94                 0                 0              0.75%             -2.0%
12/31/2010                        0.96                 0                 0              0.75%             15.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67                 0   $             0              0.50%              8.0%
12/31/2013                        1.55                 0                 0              0.50%             38.2%
12/31/2012                        1.12                 0                 0              0.50%             18.1%
12/31/2011                        0.95                 0                 0              0.50%             -1.7%
12/31/2010                        0.96                 0                 0              0.50%             16.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.25%              8.3%
12/31/2013                        1.57                 0                 0              0.25%             38.5%
12/31/2012                        1.14                 0                 0              0.25%             18.4%
12/31/2011                        0.96                 0                 0              0.25%             -1.5%
12/31/2010                        0.97                 0                 0              0.25%             16.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74               355   $           617              0.00%              8.6%
12/31/2013                        1.60               305               489              0.00%             38.9%
12/31/2012                        1.15                 0                 0              0.00%             18.7%
12/31/2011                        0.97                 0                 0              0.00%             -1.2%
12/31/2010                        0.98                 0                 0              0.00%             16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               T. ROWE PRICE GROWTH STOCK FUND R CLASS - 741479307

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,692,000   $     8,416,764           232,867
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,369)
                                                       ---------------
Net assets                                             $    11,680,631
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,244,884         3,501,500   $          2.64
Band 100                                                     1,882,417           693,184              2.72
Band 75                                                             --                --              2.79
Band 50                                                         64,717            22,528              2.87
Band 25                                                             --                --              2.95
Band 0                                                         488,613           158,772              3.08
                                                       ---------------   ---------------
 Total                                                 $    11,680,631         4,375,984
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (138,343)
                                                                                           ---------------
Net investment income (loss)                                                                      (138,343)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           974,119
Realized gain distributions                                                                      1,091,610
Net change in unrealized appreciation (depreciation)                                            (1,132,479)
                                                                                           ---------------
Net gain (loss)                                                                                    933,250
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       794,907
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (138,343)  $           (116,391)
Net realized gain (loss)                                                     974,119                477,077
Realized gain distributions                                                1,091,610                     --
Net change in unrealized appreciation (depreciation)                      (1,132,479)             2,763,966
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            794,907              3,124,652
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,093,732              3,181,570
Cost of units redeemed                                                    (3,300,309)            (2,510,159)
Account charges                                                               (3,448)                (3,337)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,210,025)               668,074
                                                                --------------------   --------------------
Net increase (decrease)                                                     (415,118)             3,792,726
Net assets, beginning                                                     12,095,749              8,303,023
                                                                --------------------   --------------------
Net assets, ending                                              $         11,680,631   $         12,095,749
                                                                ====================   ====================

Units sold                                                                 1,329,232              1,549,876
Units redeemed                                                            (1,823,909)            (1,251,922)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (494,677)               297,954
Units outstanding, beginning                                               4,870,661              4,572,707
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,375,984              4,870,661
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         58,706,111
Cost of units redeemed/account charges                                                          (57,576,728)
Net investment income (loss)                                                                     (1,274,968)
Net realized gain (loss)                                                                          6,724,989
Realized gain distributions                                                                       1,825,991
Net change in unrealized appreciation (depreciation)                                              3,275,236
                                                                                       --------------------
Net assets                                                                             $         11,680,631
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.64             3,501   $         9,245              1.25%              6.9%
12/31/2013                        2.47             4,553            11,243              1.25%             36.8%
12/31/2012                        1.81             4,264             7,698              1.25%             16.9%
12/31/2011                        1.54             4,082             6,306              1.25%             -2.7%
12/31/2010                        1.59             3,853             6,115              1.25%             14.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.72               693   $         1,882              1.00%              7.2%
12/31/2013                        2.53               146               370              1.00%             37.1%
12/31/2012                        1.85               123               227              1.00%             17.2%
12/31/2011                        1.58               110               173              1.00%             -2.4%
12/31/2010                        1.62                93               150              1.00%             15.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.79                 0   $             0              0.75%              7.5%
12/31/2013                        2.60                 0                 0              0.75%             37.5%
12/31/2012                        1.89                 0                 0              0.75%             17.5%
12/31/2011                        1.61                 0                 0              0.75%             -2.2%
12/31/2010                        1.65                 0                 0              0.75%             15.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.87                23   $            65              0.50%              7.7%
12/31/2013                        2.67                24                63              0.50%             37.8%
12/31/2012                        1.93                24                47              0.50%             17.7%
12/31/2011                        1.64                30                50              0.50%             -1.9%
12/31/2010                        1.68                43                71              0.50%             15.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.95                 0   $             0              0.25%              8.0%
12/31/2013                        2.74                 0                 0              0.25%             38.2%
12/31/2012                        1.98                 0                 0              0.25%             18.0%
12/31/2011                        1.68                 0                 0              0.25%             -1.7%
12/31/2010                        1.71                 0                 0              0.25%             16.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.08               159   $           489              0.00%              8.3%
12/31/2013                        2.84               148               420              0.00%             38.5%
12/31/2012                        2.05               162               332              0.00%             18.3%
12/31/2011                        1.73               142               247              0.00%             -1.5%
12/31/2010                        1.76               114               200              0.00%             16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL GROWTH & INCOME ADVISOR CLASS - 77956H773

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,883,675   $    10,766,420           781,209
                                                                         ===============   ===============
Receivables: investments sold                                   45,450
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,929,125
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,929,125        12,502,774   $          0.87
Band 100                                                            --                --              0.89
Band 75                                                             --                --              0.91
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.94
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $    10,929,125        12,502,774
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       302,850
Mortality & expense charges                                                                       (163,800)
                                                                                           ---------------
Net investment income (loss)                                                                       139,050
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           390,225
Realized gain distributions                                                                        361,943
Net change in unrealized appreciation (depreciation)                                            (1,744,226)
                                                                                           ---------------
Net gain (loss)                                                                                   (992,058)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (853,008)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            139,050   $             89,245
Net realized gain (loss)                                                     390,225                 76,700
Realized gain distributions                                                  361,943                     --
Net change in unrealized appreciation (depreciation)                      (1,744,226)             1,932,200
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (853,008)             2,098,145
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,041,592              1,535,123
Cost of units redeemed                                                    (3,292,618)            (1,559,776)
Account charges                                                                 (877)                  (657)
                                                                --------------------   --------------------
Increase (decrease)                                                         (251,903)               (25,310)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,104,911)             2,072,835
Net assets, beginning                                                     12,034,036              9,961,201
                                                                --------------------   --------------------
Net assets, ending                                              $         10,929,125   $         12,034,036
                                                                ====================   ====================

Units sold                                                                 3,955,896              1,873,125
Units redeemed                                                            (4,307,746)            (1,901,119)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (351,850)               (27,994)
Units outstanding, beginning                                              12,854,624             12,882,618
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,502,774             12,854,624
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         31,105,818
Cost of units redeemed/account charges                                                          (18,361,846)
Net investment income (loss)                                                                        977,316
Net realized gain (loss)                                                                         (4,083,908)
Realized gain distributions                                                                       1,174,490
Net change in unrealized appreciation (depreciation)                                                117,255
                                                                                       --------------------
Net assets                                                                             $         10,929,125
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.87            12,503   $        10,929              1.25%             -6.6%
12/31/2013                        0.94            12,855            12,034              1.25%             21.1%
12/31/2012                        0.77            12,883             9,961              1.25%             13.7%
12/31/2011                        0.68            12,938             8,798              1.25%            -12.0%
12/31/2010                        0.77            12,585             9,726              1.25%              8.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.89                 0   $             0              1.00%             -6.4%
12/31/2013                        0.95                 0                 0              1.00%             21.4%
12/31/2012                        0.78                 0                 0              1.00%             14.0%
12/31/2011                        0.69                 0                 0              1.00%            -11.8%
12/31/2010                        0.78                 0                 0              1.00%              9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.91                 0   $             0              0.75%             -6.2%
12/31/2013                        0.97                 0                 0              0.75%             21.7%
12/31/2012                        0.80                 0                 0              0.75%             14.3%
12/31/2011                        0.70                 0                 0              0.75%            -11.6%
12/31/2010                        0.79                 0                 0              0.75%              9.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.93                 0   $             0              0.50%             -5.9%
12/31/2013                        0.98                 0                 0              0.50%             22.0%
12/31/2012                        0.81                 0                 0              0.50%             14.6%
12/31/2011                        0.70                 0                 0              0.50%            -11.4%
12/31/2010                        0.79                 0                 0              0.50%              9.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.94                 0   $             0              0.25%             -5.7%
12/31/2013                        1.00                 0                 0              0.25%             22.3%
12/31/2012                        0.82                 0                 0              0.25%             14.9%
12/31/2011                        0.71                 0                 0              0.25%            -11.1%
12/31/2010                        0.80                 0                 0              0.25%             10.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          0.96                 0   $             0              0.00%             -5.5%
12/31/2013                        1.02                 0                 0              0.00%             22.6%
12/31/2012                        0.83                 0                 0              0.00%             15.1%
12/31/2011                        0.72                 0                 0              0.00%            -10.9%
12/31/2010                        0.81                 0                 0              0.00%             10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.6%
      2013          2.0%
      2012          2.0%
      2011          2.2%
      2010          1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         T. ROWE PRICE INTERNATIONAL GROWTH & INCOME R CLASS - 77956H799

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,170,304   $     2,022,126           157,476
                                                                         ===============   ===============
Receivables: investments sold                                    9,175
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,179,479
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,698,619           739,250   $          2.30
Band 100                                                       480,860           203,466              2.36
Band 75                                                             --                --              2.43
Band 50                                                             --                --              2.50
Band 25                                                             --                --              2.57
Band 0                                                              --                --              2.69
                                                       ---------------   ---------------
 Total                                                 $     2,179,479           942,716
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        52,018
Mortality & expense charges                                                                        (29,152)
                                                                                           ---------------
Net investment income (loss)                                                                        22,866
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           129,310
Realized gain distributions                                                                         72,825
Net change in unrealized appreciation (depreciation)                                              (388,327)
                                                                                           ---------------
Net gain (loss)                                                                                   (186,192)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (163,326)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,866   $             14,088
Net realized gain (loss)                                                     129,310                 52,849
Realized gain distributions                                                   72,825                     --
Net change in unrealized appreciation (depreciation)                        (388,327)               370,961
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (163,326)               437,898
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     438,167                456,303
Cost of units redeemed                                                      (676,943)              (374,906)
Account charges                                                                 (811)                  (656)
                                                                --------------------   --------------------
Increase (decrease)                                                         (239,587)                80,741
                                                                --------------------   --------------------
Net increase (decrease)                                                     (402,913)               518,639
Net assets, beginning                                                      2,582,392              2,063,753
                                                                --------------------   --------------------
Net assets, ending                                              $          2,179,479   $          2,582,392
                                                                ====================   ====================

Units sold                                                                   258,759                210,325
Units redeemed                                                              (360,668)              (174,413)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (101,909)                35,912
Units outstanding, beginning                                               1,044,625              1,008,713
                                                                --------------------   --------------------
Units outstanding, ending                                                    942,716              1,044,625
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         24,187,990
Cost of units redeemed/account charges                                                          (24,393,133)
Net investment income (loss)                                                                         (8,674)
Net realized gain (loss)                                                                          1,730,617
Realized gain distributions                                                                         514,501
Net change in unrealized appreciation (depreciation)                                                148,178
                                                                                       --------------------
Net assets                                                                             $          2,179,479
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.30               739   $         1,699              1.25%             -6.9%
12/31/2013                        2.47               975             2,405              1.25%             20.8%
12/31/2012                        2.04               950             1,942              1.25%             13.3%
12/31/2011                        1.80               866             1,561              1.25%            -12.3%
12/31/2010                        2.06               850             1,748              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.36               203   $           481              1.00%             -6.7%
12/31/2013                        2.53                70               177              1.00%             21.1%
12/31/2012                        2.09                58               122              1.00%             13.6%
12/31/2011                        1.84                56               102              1.00%            -12.1%
12/31/2010                        2.09                48               101              1.00%              8.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.43                 0   $             0              0.75%             -6.4%
12/31/2013                        2.60                 0                 0              0.75%             21.4%
12/31/2012                        2.14                 0                 0              0.75%             13.9%
12/31/2011                        1.88                 0                 0              0.75%            -11.9%
12/31/2010                        2.13                 0                 0              0.75%              9.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.50                 0   $             0              0.50%             -6.2%
12/31/2013                        2.67                 0                 0              0.50%             21.7%
12/31/2012                        2.19                 0                 0              0.50%             14.2%
12/31/2011                        1.92                 0                 0              0.50%            -11.7%
12/31/2010                        2.17                 0                 0              0.50%              9.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.57                 0   $             0              0.25%             -6.0%
12/31/2013                        2.73                 0                 0              0.25%             22.0%
12/31/2012                        2.24                 0                 0              0.25%             14.5%
12/31/2011                        1.96                 0                 0              0.25%            -11.4%
12/31/2010                        2.21                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.69                 0   $             0              0.00%             -5.7%
12/31/2013                        2.86                 0                 0              0.00%             22.3%
12/31/2012                        2.34                 0                 0              0.00%             14.8%
12/31/2011                        2.04                 0                 0              0.00%            -11.2%
12/31/2010                        2.29                 0                 0              0.00%             10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.2%
      2013          1.8%
      2012          2.0%
      2011          2.1%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           T. ROWE PRICE INTERNATIONAL STOCK FUND R CLASS - 77956H781

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       662,116   $       616,907            42,686
                                                                         ===============   ===============
Receivables: investments sold                                      375
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       662,491
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       463,936           260,858   $          1.78
Band 100                                                       198,555           108,530              1.83
Band 75                                                             --                --              1.88
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.99
Band 0                                                              --                --              2.05
                                                       ---------------   ---------------
 Total                                                 $       662,491           369,388
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,150
Mortality & expense charges                                                                         (8,682)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,532)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,510
Realized gain distributions                                                                         14,526
Net change in unrealized appreciation (depreciation)                                               (59,810)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,774)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (17,306)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,532)  $             (3,569)
Net realized gain (loss)                                                      32,510                 26,585
Realized gain distributions                                                   14,526                     --
Net change in unrealized appreciation (depreciation)                         (59,810)                48,055
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (17,306)                71,071
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     206,870                255,233
Cost of units redeemed                                                      (186,798)              (169,816)
Account charges                                                                  (71)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                           20,001                 85,337
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,695                156,408
Net assets, beginning                                                        659,796                503,388
                                                                --------------------   --------------------
Net assets, ending                                              $            662,491   $            659,796
                                                                ====================   ====================

Units sold                                                                   212,865                156,079
Units redeemed                                                              (204,486)              (104,302)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,379                 51,777
Units outstanding, beginning                                                 361,009                309,232
                                                                --------------------   --------------------
Units outstanding, ending                                                    369,388                361,009
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,532,363
Cost of units redeemed/account charges                                                             (948,820)
Net investment income (loss)                                                                         (8,377)
Net realized gain (loss)                                                                            (12,599)
Realized gain distributions                                                                          54,715
Net change in unrealized appreciation (depreciation)                                                 45,209
                                                                                       --------------------
Net assets                                                                             $            662,491
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78               261   $           464              1.25%             -2.7%
12/31/2013                        1.83               361               659              1.25%             12.3%
12/31/2012                        1.63               309               503              1.25%             16.7%
12/31/2011                        1.40               193               269              1.25%            -13.9%
12/31/2010                        1.62               195               315              1.25%             12.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83               109   $           199              1.00%             -2.4%
12/31/2013                        1.88                 0                 1              1.00%             12.6%
12/31/2012                        1.67                 0                 0              1.00%             17.0%
12/31/2011                        1.42                 0                 0              1.00%            -13.6%
12/31/2010                        1.65                 0                 0              1.00%             12.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.88                 0   $             0              0.75%             -2.2%
12/31/2013                        1.92                 0                 0              0.75%             12.8%
12/31/2012                        1.71                 0                 0              0.75%             17.3%
12/31/2011                        1.45                 0                 0              0.75%            -13.4%
12/31/2010                        1.68                 0                 0              0.75%             13.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%             -2.0%
12/31/2013                        1.97                 0                 0              0.50%             13.1%
12/31/2012                        1.75                 0                 0              0.50%             17.6%
12/31/2011                        1.48                 0                 0              0.50%            -13.2%
12/31/2010                        1.71                 0                 0              0.50%             13.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.25%             -1.7%
12/31/2013                        2.02                 0                 0              0.25%             13.4%
12/31/2012                        1.79                 0                 0              0.25%             17.8%
12/31/2011                        1.51                 0                 0              0.25%            -13.0%
12/31/2010                        1.74                 0                 0              0.25%             13.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.00%             -1.5%
12/31/2013                        2.08                 0                 0              0.00%             13.7%
12/31/2012                        1.83                 0                 0              0.00%             18.1%
12/31/2011                        1.55                 0                 0              0.00%            -12.8%
12/31/2010                        1.77                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.7%
      2012          0.9%
      2011          0.7%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE MID CAP GROWTH FUND R CLASS - 779556307

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,785,616   $     6,485,397           107,395
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (41,343)
                                                       ---------------
Net assets                                             $     7,744,273
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,990,688         1,613,981   $          3.71
Band 100                                                            --                --              3.82
Band 75                                                             --                --              3.93
Band 50                                                             --                --              4.04
Band 25                                                             --                --              4.15
Band 0                                                       1,753,585           406,143              4.32
                                                       ---------------   ---------------
 Total                                                 $     7,744,273         2,020,124
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (66,881)
                                                                                           ---------------
Net investment income (loss)                                                                       (66,881)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           171,676
Realized gain distributions                                                                        602,446
Net change in unrealized appreciation (depreciation)                                                73,930
                                                                                           ---------------
Net gain (loss)                                                                                    848,052
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       781,171
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (66,881)  $            (48,696)
Net realized gain (loss)                                                     171,676                 90,736
Realized gain distributions                                                  602,446                359,182
Net change in unrealized appreciation (depreciation)                          73,930              1,145,942
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            781,171              1,547,164
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,707,766              1,373,866
Cost of units redeemed                                                    (1,090,606)              (826,895)
Account charges                                                               (3,286)                (2,070)
                                                                --------------------   --------------------
Increase (decrease)                                                          613,874                544,901
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,395,045              2,092,065
Net assets, beginning                                                      6,349,228              4,257,163
                                                                --------------------   --------------------
Net assets, ending                                              $          7,744,273   $          6,349,228
                                                                ====================   ====================

Units sold                                                                   498,499                458,662
Units redeemed                                                              (320,381)              (280,280)
                                                                --------------------   --------------------
Net increase (decrease)                                                      178,118                178,382
Units outstanding, beginning                                               1,842,006              1,663,624
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,020,124              1,842,006
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         12,718,566
Cost of units redeemed/account charges                                                           (8,718,411)
Net investment income (loss)                                                                       (265,546)
Net realized gain (loss)                                                                            675,309
Realized gain distributions                                                                       2,034,136
Net change in unrealized appreciation (depreciation)                                              1,300,219
                                                                                       --------------------
Net assets                                                                             $          7,744,273
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.71             1,614   $         5,991              1.25%             11.2%
12/31/2013                        3.34             1,440             4,807              1.25%             34.5%
12/31/2012                        2.48             1,278             3,172              1.25%             11.9%
12/31/2011                        2.22             1,190             2,640              1.25%             -2.9%
12/31/2010                        2.28               909             2,077              1.25%             25.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.82                 0   $             0              1.00%             11.5%
12/31/2013                        3.43                 0                 0              1.00%             34.9%
12/31/2012                        2.54                 0                 0              1.00%             12.2%
12/31/2011                        2.26                 0                 0              1.00%             -2.7%
12/31/2010                        2.33                 0                 0              1.00%             26.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.93                 0   $             0              0.75%             11.7%
12/31/2013                        3.51                 0                 0              0.75%             35.2%
12/31/2012                        2.60                 0                 0              0.75%             12.5%
12/31/2011                        2.31                 0                 0              0.75%             -2.5%
12/31/2010                        2.37                 0                 0              0.75%             26.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.04                 0   $             0              0.50%             12.0%
12/31/2013                        3.61                 0                 0              0.50%             35.5%
12/31/2012                        2.66                 0                 0              0.50%             12.7%
12/31/2011                        2.36                 0                 0              0.50%             -2.2%
12/31/2010                        2.41                 0                 0              0.50%             26.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.15                 0   $             0              0.25%             12.3%
12/31/2013                        3.70                 0                 0              0.25%             35.9%
12/31/2012                        2.72                 0                 0              0.25%             13.0%
12/31/2011                        2.41                 0                 0              0.25%             -2.0%
12/31/2010                        2.46                 0                 0              0.25%             27.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.32               406   $         1,754              0.00%             12.6%
12/31/2013                        3.84               402             1,542              0.00%             36.2%
12/31/2012                        2.82               386             1,085              0.00%             13.3%
12/31/2011                        2.48               383               951              0.00%             -1.7%
12/31/2010                        2.53               302               764              0.00%             27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              T. ROWE PRICE MID CAP VALUE FUND R CLASS - 77957Y205

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,347,471   $     2,056,227            82,920
                                                                         ===============   ===============
Receivables: investments sold                                    3,311
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,350,782
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,211,663           655,643   $          3.37
Band 100                                                            --                --              3.47
Band 75                                                             --                --              3.57
Band 50                                                             --                --              3.67
Band 25                                                             --                --              3.78
Band 0                                                         139,119            35,308              3.94
                                                       ---------------   ---------------
 Total                                                 $     2,350,782           690,951
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,061
Mortality & expense charges                                                                        (29,211)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,150)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           371,895
Realized gain distributions                                                                        282,438
Net change in unrealized appreciation (depreciation)                                              (421,372)
                                                                                           ---------------
Net gain (loss)                                                                                    232,961
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       213,811
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,150)  $            (25,070)
Net realized gain (loss)                                                     371,895                132,904
Realized gain distributions                                                  282,438                122,717
Net change in unrealized appreciation (depreciation)                        (421,372)               437,844
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            213,811                668,395
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     538,874                494,712
Cost of units redeemed                                                    (1,370,694)              (522,168)
Account charges                                                                 (444)                  (384)
                                                                --------------------   --------------------
Increase (decrease)                                                         (832,264)               (27,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (618,453)               640,555
Net assets, beginning                                                      2,969,235              2,328,680
                                                                --------------------   --------------------
Net assets, ending                                              $          2,350,782   $          2,969,235
                                                                ====================   ====================

Units sold                                                                   166,621                215,153
Units redeemed                                                              (427,470)              (230,956)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (260,849)               (15,803)
Units outstanding, beginning                                                 951,800                967,603
                                                                --------------------   --------------------
Units outstanding, ending                                                    690,951                951,800
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          6,073,879
Cost of units redeemed/account charges                                                           (5,371,145)
Net investment income (loss)                                                                        (97,835)
Net realized gain (loss)                                                                            480,081
Realized gain distributions                                                                         974,558
Net change in unrealized appreciation (depreciation)                                                291,244
                                                                                       --------------------
Net assets                                                                             $          2,350,782
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.37               656   $         2,212              1.25%              8.7%
12/31/2013                        3.10               920             2,854              1.25%             29.3%
12/31/2012                        2.40               950             2,281              1.25%             17.5%
12/31/2011                        2.04             1,001             2,045              1.25%             -6.5%
12/31/2010                        2.18               942             2,057              1.25%             14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.47                 0   $             0              1.00%              9.0%
12/31/2013                        3.18                 0                 0              1.00%             29.6%
12/31/2012                        2.46                 0                 0              1.00%             17.8%
12/31/2011                        2.09                 0                 0              1.00%             -6.2%
12/31/2010                        2.22                 0                 0              1.00%             14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.57                 0   $             0              0.75%              9.2%
12/31/2013                        3.27                 0                 0              0.75%             29.9%
12/31/2012                        2.51                 0                 0              0.75%             18.1%
12/31/2011                        2.13                 0                 0              0.75%             -6.0%
12/31/2010                        2.26                 0                 0              0.75%             15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.67                 0   $             0              0.50%              9.5%
12/31/2013                        3.35                 0                 0              0.50%             30.3%
12/31/2012                        2.57                 0                 0              0.50%             18.4%
12/31/2011                        2.17                 0                 0              0.50%             -5.8%
12/31/2010                        2.31                 0                 0              0.50%             15.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.78                 0   $             0              0.25%              9.8%
12/31/2013                        3.44                 0                 0              0.25%             30.6%
12/31/2012                        2.63                 0                 0              0.25%             18.7%
12/31/2011                        2.22                 0                 0              0.25%             -5.5%
12/31/2010                        2.35                 0                 0              0.25%             15.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.94                35   $           139              0.00%             10.1%
12/31/2013                        3.58                32               115              0.00%             30.9%
12/31/2012                        2.73                18                48              0.00%             19.0%
12/31/2011                        2.30                20                45              0.00%             -5.3%
12/31/2010                        2.43                22                53              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.3%
      2012          0.8%
      2011          0.5%
      2010          1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           T. ROWE PRICE MID CAP VALUE FUND ADVISOR CLASS - 77957Y304

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,043,143   $     2,686,677           106,113
                                                                         ===============   ===============
Receivables: investments sold                                    1,241
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,044,384
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,209,244           797,900   $          1.52
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.64
Band 0                                                       1,835,140         1,101,048              1.67
                                                       ---------------   ---------------
 Total                                                 $     3,044,384         1,898,948
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        21,110
Mortality & expense charges                                                                        (14,745)
                                                                                           ---------------
Net investment income (loss)                                                                         6,365
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           105,819
Realized gain distributions                                                                        360,711
Net change in unrealized appreciation (depreciation)                                              (204,024)
                                                                                           ---------------
Net gain (loss)                                                                                    262,506
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       268,871
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,365   $                448
Net realized gain (loss)                                                     105,819                 47,062
Realized gain distributions                                                  360,711                111,528
Net change in unrealized appreciation (depreciation)                        (204,024)               450,938
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            268,871                609,976
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     494,240                546,628
Cost of units redeemed                                                      (441,137)              (258,532)
Account charges                                                                 (433)                  (388)
                                                                --------------------   --------------------
Increase (decrease)                                                           52,670                287,708
                                                                --------------------   --------------------
Net increase (decrease)                                                      321,541                897,684
Net assets, beginning                                                      2,722,843              1,825,159
                                                                --------------------   --------------------
Net assets, ending                                              $          3,044,384   $          2,722,843
                                                                ====================   ====================

Units sold                                                                   328,730                430,141
Units redeemed                                                              (294,764)              (199,244)
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,966                230,897
Units outstanding, beginning                                               1,864,982              1,634,085
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,898,948              1,864,982
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,925,113
Cost of units redeemed/account charges                                                           (2,055,056)
Net investment income (loss)                                                                         40,392
Net realized gain (loss)                                                                            110,300
Realized gain distributions                                                                         667,169
Net change in unrealized appreciation (depreciation)                                                356,466
                                                                                       --------------------
Net assets                                                                             $          3,044,384
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52               798   $         1,209              1.25%              9.0%
12/31/2013                        1.39               789             1,097              1.25%             29.6%
12/31/2012                        1.07               716               769              1.25%             17.8%
12/31/2011                        0.91               621               565              1.25%             -6.2%
12/31/2010                        0.97               674               655              1.25%             14.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              1.00%              9.2%
12/31/2013                        1.41                 0                 0              1.00%             29.9%
12/31/2012                        1.09                 0                 0              1.00%             18.1%
12/31/2011                        0.92                 0                 0              1.00%             -6.0%
12/31/2010                        0.98                 0                 0              1.00%             15.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.75%              9.5%
12/31/2013                        1.44                 0                 0              0.75%             30.3%
12/31/2012                        1.10                 0                 0              0.75%             18.4%
12/31/2011                        0.93                 0                 0              0.75%             -5.7%
12/31/2010                        0.99                 0                 0              0.75%             15.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.50%              9.8%
12/31/2013                        1.46                 0                 0              0.50%             30.6%
12/31/2012                        1.12                 0                 0              0.50%             18.7%
12/31/2011                        0.94                 0                 0              0.50%             -5.5%
12/31/2010                        1.00                 0                 0              0.50%             15.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.64                 0   $             0              0.25%             10.1%
12/31/2013                        1.49                 0                 0              0.25%             30.9%
12/31/2012                        1.14                 0                 0              0.25%             19.0%
12/31/2011                        0.95                 0                 0              0.25%             -5.3%
12/31/2010                        1.01                 0                 0              0.25%             15.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.67             1,101   $         1,835              0.00%             10.3%
12/31/2013                        1.51             1,076             1,625              0.00%             31.2%
12/31/2012                        1.15               918             1,056              0.00%             19.3%
12/31/2011                        0.97               856               826              0.00%             -5.0%
12/31/2010                        1.02               778               791              0.00%             16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.7%
      2013          0.5%
      2012          1.1%
      2011          0.8%
      2010          2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2005 FUND R CLASS - 74149P697

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       714,908   $       732,172            55,155
                                                                         ===============   ===============
Receivables: investments sold                                    1,555
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       716,463
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       716,463           604,661   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $       716,463           604,661
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,061
Mortality & expense charges                                                                        (11,171)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,110)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            57,413
Realized gain distributions                                                                         14,298
Net change in unrealized appreciation (depreciation)                                               (47,084)
                                                                                           ---------------
Net gain (loss)                                                                                     24,627
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        23,517
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,110)  $              4,922
Net realized gain (loss)                                                      57,413                  1,871
Realized gain distributions                                                   14,298                  9,594
Net change in unrealized appreciation (depreciation)                         (47,084)                32,015
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             23,517                 48,402
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     300,949                584,443
Cost of units redeemed                                                      (539,364)               (76,325)
Account charges                                                                 (476)                  (150)
                                                                --------------------   --------------------
Increase (decrease)                                                         (238,891)               507,968
                                                                --------------------   --------------------
Net increase (decrease)                                                     (215,374)               556,370
Net assets, beginning                                                        931,837                375,467
                                                                --------------------   --------------------
Net assets, ending                                              $            716,463   $            931,837
                                                                ====================   ====================

Units sold                                                                   530,587                527,765
Units redeemed                                                              (734,405)               (70,744)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (203,818)               457,021
Units outstanding, beginning                                                 808,479                351,458
                                                                --------------------   --------------------
Units outstanding, ending                                                    604,661                808,479
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,256,240
Cost of units redeemed/account charges                                                             (616,335)
Net investment income (loss)                                                                          9,729
Net realized gain (loss)                                                                             59,296
Realized gain distributions                                                                          24,797
Net change in unrealized appreciation (depreciation)                                                (17,264)
                                                                                       --------------------
Net assets                                                                             $            716,463
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18               605   $           716              1.25%              2.8%
12/31/2013                        1.15               808               932              1.25%              7.9%
12/31/2012                        1.07               351               375              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19                 0   $             0              1.00%              3.1%
12/31/2013                        1.16                 0                 0              1.00%              8.2%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              0.75%              3.3%
12/31/2013                        1.16                 0                 0              0.75%              8.4%
12/31/2012                        1.07                 0                 0              0.75%              7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.50%              3.6%
12/31/2013                        1.17                 0                 0              0.50%              8.7%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.25%              3.8%
12/31/2013                        1.17                 0                 0              0.25%              9.0%
12/31/2012                        1.07                 0                 0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.00%              4.1%
12/31/2013                        1.18                 0                 0              0.00%              9.2%
12/31/2012                        1.08                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.9%
      2012          3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2005 FUND ADVISOR CLASS - 74149P713

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       643,483   $       651,138            49,699
                                                                         ===============   ===============
Receivables: investments sold                                    1,123
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       644,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       644,606           540,138   $          1.19
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $       644,606           540,138
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,860
Mortality & expense charges                                                                         (7,023)
                                                                                           ---------------
Net investment income (loss)                                                                         3,837
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,524
Realized gain distributions                                                                         12,749
Net change in unrealized appreciation (depreciation)                                                (3,308)
                                                                                           ---------------
Net gain (loss)                                                                                     10,965
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        14,802
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,837   $              6,210
Net realized gain (loss)                                                       1,524                     99
Realized gain distributions                                                   12,749                  4,487
Net change in unrealized appreciation (depreciation)                          (3,308)                (4,340)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,802                  6,456
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     240,774                445,556
Cost of units redeemed                                                       (61,666)                (2,408)
Account charges                                                                 (395)                   (48)
                                                                --------------------   --------------------
Increase (decrease)                                                          178,713                443,100
                                                                --------------------   --------------------
Net increase (decrease)                                                      193,515                449,556
Net assets, beginning                                                        451,091                  1,535
                                                                --------------------   --------------------
Net assets, ending                                              $            644,606   $            451,091
                                                                ====================   ====================

Units sold                                                                   202,924                390,514
Units redeemed                                                               (52,560)                (2,176)
                                                                --------------------   --------------------
Net increase (decrease)                                                      150,364                388,338
Units outstanding, beginning                                                 389,774                  1,436
                                                                --------------------   --------------------
Units outstanding, ending                                                    540,138                389,774
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            687,865
Cost of units redeemed/account charges                                                              (64,536)
Net investment income (loss)                                                                         10,070
Net realized gain (loss)                                                                              1,623
Realized gain distributions                                                                          17,239
Net change in unrealized appreciation (depreciation)                                                 (7,655)
                                                                                       --------------------
Net assets                                                                             $            644,606
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19               540   $           645              1.25%              3.1%
12/31/2013                        1.16               390               451              1.25%              8.2%
12/31/2012                        1.07                 1                 2              1.25%              6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20                 0   $             0              1.00%              3.4%
12/31/2013                        1.16                 0                 0              1.00%              8.5%
12/31/2012                        1.07                 0                 0              1.00%              7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.21                 0   $             0              0.75%              3.6%
12/31/2013                        1.17                 0                 0              0.75%              8.8%
12/31/2012                        1.07                 0                 0              0.75%              7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.50%              3.9%
12/31/2013                        1.17                 0                 0              0.50%              9.1%
12/31/2012                        1.07                 0                 0              0.50%              7.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              0.25%              4.2%
12/31/2013                        1.18                 0                 0              0.25%              9.3%
12/31/2012                        1.08                 0                 0              0.25%              7.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.00%              4.4%
12/31/2013                        1.18                 0                 0              0.00%              9.6%
12/31/2012                        1.08                 0                 0              0.00%              7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          2.9%
      2012          3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2010 FUND R CLASS - 74149P606

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,707,116   $     3,778,509           210,236
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,471)
                                                       ---------------
Net assets                                             $     3,689,645
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,496,517         2,866,496   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                         193,128           153,259              1.26
                                                       ---------------   ---------------
 Total                                                 $     3,689,645         3,019,755
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        54,805
Mortality & expense charges                                                                        (38,855)
                                                                                           ---------------
Net investment income (loss)                                                                        15,950
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            70,744
Realized gain distributions                                                                        123,819
Net change in unrealized appreciation (depreciation)                                              (127,902)
                                                                                           ---------------
Net gain (loss)                                                                                     66,661
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        82,611
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,950   $             14,781
Net realized gain (loss)                                                      70,744                 13,782
Realized gain distributions                                                  123,819                 33,372
Net change in unrealized appreciation (depreciation)                        (127,902)                56,759
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             82,611                118,694
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,909,447              2,153,581
Cost of units redeemed                                                    (1,466,517)              (289,025)
Account charges                                                               (3,008)                  (241)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,439,922              1,864,315
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,522,533              1,983,009
Net assets, beginning                                                      2,167,112                184,103
                                                                --------------------   --------------------
Net assets, ending                                              $          3,689,645   $          2,167,112
                                                                ====================   ====================

Units sold                                                                 2,412,380              1,930,224
Units redeemed                                                            (1,223,162)              (270,945)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,189,218              1,659,279
Units outstanding, beginning                                               1,830,537                171,258
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,019,755              1,830,537
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          5,245,672
Cost of units redeemed/account charges                                                           (1,758,842)
Net investment income (loss)                                                                         32,257
Net realized gain (loss)                                                                             84,528
Realized gain distributions                                                                         157,423
Net change in unrealized appreciation (depreciation)                                                (71,393)
                                                                                       --------------------
Net assets                                                                             $          3,689,645
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22             2,866   $         3,497              1.25%              3.2%
12/31/2013                        1.18             1,710             2,021              1.25%             10.0%
12/31/2012                        1.08               171               184              1.25%              7.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              1.00%              3.4%
12/31/2013                        1.19                 0                 0              1.00%             10.3%
12/31/2012                        1.08                 0                 0              1.00%              7.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%              3.7%
12/31/2013                        1.19                 0                 0              0.75%             10.5%
12/31/2012                        1.08                 0                 0              0.75%              7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%              3.9%
12/31/2013                        1.20                 0                 0              0.50%             10.8%
12/31/2012                        1.08                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.25%              4.2%
12/31/2013                        1.20                 0                 0              0.25%             11.1%
12/31/2012                        1.08                 0                 0              0.25%              8.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26               153   $           193              0.00%              4.5%
12/31/2013                        1.21               121               146              0.00%             11.4%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.9%
      2013          2.5%
      2012          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2010 FUND ADVISOR CLASS - 74149P861

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,198,697   $     3,257,585           181,273
                                                                         ===============   ===============
Receivables: investments sold                                    2,598
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,201,295
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,201,295         2,607,294   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $     3,201,295         2,607,294
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        52,996
Mortality & expense charges                                                                        (30,692)
                                                                                           ---------------
Net investment income (loss)                                                                        22,304
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,078
Realized gain distributions                                                                        104,283
Net change in unrealized appreciation (depreciation)                                               (96,236)
                                                                                           ---------------
Net gain (loss)                                                                                     48,125
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        70,429
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,304   $             14,156
Net realized gain (loss)                                                      40,078                 27,398
Realized gain distributions                                                  104,283                 26,507
Net change in unrealized appreciation (depreciation)                         (96,236)                37,467
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             70,429                105,528
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,196,593              1,999,568
Cost of units redeemed                                                      (802,117)              (481,171)
Account charges                                                               (1,307)                (1,405)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,393,169              1,516,992
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,463,598              1,622,520
Net assets, beginning                                                      1,737,697                115,177
                                                                --------------------   --------------------
Net assets, ending                                              $          3,201,295   $          1,737,697
                                                                ====================   ====================

Units sold                                                                 1,810,395              1,796,068
Units redeemed                                                              (667,710)              (438,457)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,142,685              1,357,611
Units outstanding, beginning                                               1,464,609                106,998
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,607,294              1,464,609
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,312,935
Cost of units redeemed/account charges                                                           (1,289,769)
Net investment income (loss)                                                                         38,423
Net realized gain (loss)                                                                             67,533
Realized gain distributions                                                                         131,061
Net change in unrealized appreciation (depreciation)                                                (58,888)
                                                                                       --------------------
Net assets                                                                             $          3,201,295
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23             2,607   $         3,201              1.25%              3.5%
12/31/2013                        1.19             1,465             1,738              1.25%             10.2%
12/31/2012                        1.08               107               115              1.25%              7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%              3.7%
12/31/2013                        1.19                 0                 0              1.00%             10.5%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%              4.0%
12/31/2013                        1.20                 0                 0              0.75%             10.8%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.50%              4.3%
12/31/2013                        1.20                 0                 0              0.50%             11.0%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.25%              4.5%
12/31/2013                        1.21                 0                 0              0.25%             11.3%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.00%              4.8%
12/31/2013                        1.21                 0                 0              0.00%             11.6%
12/31/2012                        1.08                 0                 0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          3.1%
      2012          3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2015 FUND R CLASS - 74149P671

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,601,261   $    11,125,135           811,720
                                                                         ===============   ===============
Receivables: investments sold                                   14,466
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,615,727
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,732,387         8,057,807   $          1.33
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.39
Band 0                                                         883,340           629,470              1.40
                                                       ---------------   ---------------
 Total                                                 $    11,615,727         8,687,277
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       156,421
Mortality & expense charges                                                                       (130,174)
                                                                                           ---------------
Net investment income (loss)                                                                        26,247
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           321,684
Realized gain distributions                                                                        273,737
Net change in unrealized appreciation (depreciation)                                              (226,252)
                                                                                           ---------------
Net gain (loss)                                                                                    369,169
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       395,416
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,247   $             29,440
Net realized gain (loss)                                                     321,684                224,274
Realized gain distributions                                                  273,737                181,127
Net change in unrealized appreciation (depreciation)                        (226,252)               545,758
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            395,416                980,599
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,846,908              6,315,353
Cost of units redeemed                                                    (3,348,756)            (2,268,419)
Account charges                                                               (3,763)                (2,644)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,494,389              4,044,290
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,889,805              5,024,889
Net assets, beginning                                                      9,725,922              4,701,033
                                                                --------------------   --------------------
Net assets, ending                                              $         11,615,727   $          9,725,922
                                                                ====================   ====================

Units sold                                                                 3,693,095              5,608,993
Units redeemed                                                            (2,542,760)            (2,201,850)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,150,335              3,407,143
Units outstanding, beginning                                               7,536,942              4,129,799
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,687,277              7,536,942
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         17,986,340
Cost of units redeemed/account charges                                                           (7,974,897)
Net investment income (loss)                                                                        109,932
Net realized gain (loss)                                                                            551,258
Realized gain distributions                                                                         466,968
Net change in unrealized appreciation (depreciation)                                                476,126
                                                                                       --------------------
Net assets                                                                             $         11,615,727
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33             8,058   $        10,732              1.25%              3.6%
12/31/2013                        1.29             6,918             8,897              1.25%             13.1%
12/31/2012                        1.14             3,984             4,530              1.25%             11.8%
12/31/2011                        1.02               940               956              1.25%             -2.0%
12/31/2010                        1.04                 0                 0              1.25%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              1.00%              3.8%
12/31/2013                        1.30                 0                 0              1.00%             13.4%
12/31/2012                        1.14                 0                 0              1.00%             12.1%
12/31/2011                        1.02                 0                 0              1.00%             -1.7%
12/31/2010                        1.04                 0                 0              1.00%              3.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.75%              4.1%
12/31/2013                        1.31                 0                 0              0.75%             13.7%
12/31/2012                        1.15                 0                 0              0.75%             12.4%
12/31/2011                        1.02                 0                 0              0.75%             -1.5%
12/31/2010                        1.04                 0                 0              0.75%              3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.50%              4.3%
12/31/2013                        1.32                 0                 0              0.50%             13.9%
12/31/2012                        1.16                 0                 0              0.50%             12.7%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%
12/31/2010                        1.04                 0                 0              0.50%              3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.25%              4.6%
12/31/2013                        1.33                 0                 0              0.25%             14.2%
12/31/2012                        1.16                 0                 0              0.25%             12.9%
12/31/2011                        1.03                 0                 0              0.25%             -1.0%
12/31/2010                        1.04                 0                 0              0.25%              3.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40               629   $           883              0.00%              4.9%
12/31/2013                        1.34               619               829              0.00%             14.5%
12/31/2012                        1.17               146               171              0.00%             13.2%
12/31/2011                        1.03               138               143              0.00%             -0.7%
12/31/2010                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.5%
      2013          1.7%
      2012          2.5%
      2011          3.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2015 FUND ADVISOR CLASS - 74149P689

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,105,695   $    12,685,249           906,677
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (31,407)
                                                       ---------------
Net assets                                             $    13,074,288
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,074,288         9,721,130   $          1.34
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $    13,074,288         9,721,130
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       203,880
Mortality & expense charges                                                                       (153,104)
                                                                                           ---------------
Net investment income (loss)                                                                        50,776
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           436,534
Realized gain distributions                                                                        310,253
Net change in unrealized appreciation (depreciation)                                              (345,927)
                                                                                           ---------------
Net gain (loss)                                                                                    400,860
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       451,636
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             50,776   $             62,175
Net realized gain (loss)                                                     436,534                196,587
Realized gain distributions                                                  310,253                196,255
Net change in unrealized appreciation (depreciation)                        (345,927)               441,402
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            451,636                896,419
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,722,895              7,597,134
Cost of units redeemed                                                    (3,887,306)            (1,416,022)
Account charges                                                               (7,974)                (4,948)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,827,615              6,176,164
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,279,251              7,072,583
Net assets, beginning                                                     10,795,037              3,722,454
                                                                --------------------   --------------------
Net assets, ending                                              $         13,074,288   $         10,795,037
                                                                ====================   ====================

Units sold                                                                 4,334,084              6,350,969
Units redeemed                                                            (2,944,509)            (1,277,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,389,575              5,073,683
Units outstanding, beginning                                               8,331,555              3,257,872
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,721,130              8,331,555
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         16,792,300
Cost of units redeemed/account charges                                                           (5,491,207)
Net investment income (loss)                                                                        192,588
Net realized gain (loss)                                                                            640,247
Realized gain distributions                                                                         519,914
Net change in unrealized appreciation (depreciation)                                                420,446
                                                                                       --------------------
Net assets                                                                             $         13,074,288
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34             9,721   $        13,074              1.25%              3.8%
12/31/2013                        1.30             8,332            10,795              1.25%             13.4%
12/31/2012                        1.14             3,258             3,722              1.25%             12.2%
12/31/2011                        1.02             2,879             2,933              1.25%             -1.9%
12/31/2010                        1.04                 0                 0              1.25%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              1.00%              4.1%
12/31/2013                        1.31                 0                 0              1.00%             13.7%
12/31/2012                        1.15                 0                 0              1.00%             12.5%
12/31/2011                        1.02                 0                 0              1.00%             -1.6%
12/31/2010                        1.04                 0                 0              1.00%              3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.75%              4.3%
12/31/2013                        1.32                 0                 0              0.75%             14.0%
12/31/2012                        1.16                 0                 0              0.75%             12.7%
12/31/2011                        1.02                 0                 0              0.75%             -1.4%
12/31/2010                        1.04                 0                 0              0.75%              3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.39                 0   $             0              0.50%              4.6%
12/31/2013                        1.33                 0                 0              0.50%             14.3%
12/31/2012                        1.16                 0                 0              0.50%             13.0%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%
12/31/2010                        1.04                 0                 0              0.50%              4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 0   $             0              0.25%              4.8%
12/31/2013                        1.34                 0                 0              0.25%             14.5%
12/31/2012                        1.17                 0                 0              0.25%             13.3%
12/31/2011                        1.03                 0                 0              0.25%             -0.9%
12/31/2010                        1.04                 0                 0              0.25%              4.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.00%              5.1%
12/31/2013                        1.35                 0                 0              0.00%             14.8%
12/31/2012                        1.17                 0                 0              0.00%             13.6%
12/31/2011                        1.03                 0                 0              0.00%             -0.7%
12/31/2010                        1.04                 0                 0              0.00%              4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          2.1%
      2012          2.0%
      2011          3.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2020 FUND R CLASS - 74149P705

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,958,669   $    22,586,808         1,174,825
                                                                         ===============   ===============
Receivables: investments sold                                   31,272
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    23,989,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,987,366        15,202,243   $          1.38
Band 100                                                         7,871             5,642              1.40
Band 75                                                             --                --              1.41
Band 50                                                          2,375             1,667              1.42
Band 25                                                             --                --              1.44
Band 0                                                       2,992,329         2,057,269              1.45
                                                       ---------------   ---------------
 Total                                                 $    23,989,941        17,266,821
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       288,303
Mortality & expense charges                                                                       (223,192)
                                                                                           ---------------
Net investment income (loss)                                                                        65,111
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           549,578
Realized gain distributions                                                                        521,164
Net change in unrealized appreciation (depreciation)                                              (370,691)
                                                                                           ---------------
Net gain (loss)                                                                                    700,051
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       765,162
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             65,111   $             29,207
Net realized gain (loss)                                                     549,578                212,249
Realized gain distributions                                                  521,164                313,377
Net change in unrealized appreciation (depreciation)                        (370,691)             1,324,495
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            765,162              1,879,328
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,393,372              7,205,378
Cost of units redeemed                                                    (5,258,488)            (1,998,190)
Account charges                                                              (14,031)                (4,242)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,120,853              5,202,946
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,886,015              7,082,274
Net assets, beginning                                                     16,103,926              9,021,652
                                                                --------------------   --------------------
Net assets, ending                                              $         23,989,941   $         16,103,926
                                                                ====================   ====================

Units sold                                                                 9,168,934              6,193,581
Units redeemed                                                            (3,935,787)            (2,013,123)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,233,147              4,180,458
Units outstanding, beginning                                              12,033,674              7,853,216
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,266,821             12,033,674
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         31,090,167
Cost of units redeemed/account charges                                                          (10,313,018)
Net investment income (loss)                                                                        180,967
Net realized gain (loss)                                                                            787,078
Realized gain distributions                                                                         872,886
Net change in unrealized appreciation (depreciation)                                              1,371,861
                                                                                       --------------------
Net assets                                                                             $         23,989,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38            15,202   $        20,987              1.25%              3.8%
12/31/2013                        1.33            10,176            13,533              1.25%             16.0%
12/31/2012                        1.15             7,205             8,258              1.25%             13.0%
12/31/2011                        1.01             1,338             1,357              1.25%             -2.9%
12/31/2010                        1.04                 0                 0              1.25%              4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40                 6   $             8              1.00%              4.1%
12/31/2013                        1.34                 0                 0              1.00%             16.3%
12/31/2012                        1.15                 0                 0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%             -2.7%
12/31/2010                        1.05                 0                 0              1.00%              4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.75%              4.3%
12/31/2013                        1.35                 0                 0              0.75%             16.6%
12/31/2012                        1.16                 0                 0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%             -2.4%
12/31/2010                        1.05                 0                 0              0.75%              4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 2   $             2              0.50%              4.6%
12/31/2013                        1.36                 0                 0              0.50%             16.9%
12/31/2012                        1.17                 0                 0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%             -2.2%
12/31/2010                        1.05                 0                 0              0.50%              4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.25%              4.8%
12/31/2013                        1.37                 0                 0              0.25%             17.2%
12/31/2012                        1.17                 0                 0              0.25%             14.2%
12/31/2011                        1.03                 0                 0              0.25%             -2.0%
12/31/2010                        1.05                 0                 0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45             2,057   $         2,992              0.00%              5.1%
12/31/2013                        1.38             1,858             2,571              0.00%             17.5%
12/31/2012                        1.18               649               764              0.00%             14.4%
12/31/2011                        1.03               556               572              0.00%             -1.7%
12/31/2010                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.3%
      2012          2.4%
      2011          2.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2020 FUND ADVISOR CLASS - 74149P853

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,923,125   $    19,154,663           968,904
                                                                         ===============   ===============
Receivables: investments sold                                   26,626
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,949,751
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,949,751        14,299,605   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $    19,949,751        14,299,605
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       278,214
Mortality & expense charges                                                                       (205,365)
                                                                                           ---------------
Net investment income (loss)                                                                        72,849
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           169,041
Realized gain distributions                                                                        435,869
Net change in unrealized appreciation (depreciation)                                                (5,570)
                                                                                           ---------------
Net gain (loss)                                                                                    599,340
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       672,189
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             72,849   $             44,097
Net realized gain (loss)                                                     169,041                257,105
Realized gain distributions                                                  435,869                191,593
Net change in unrealized appreciation (depreciation)                          (5,570)               517,976
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            672,189              1,010,771
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,913,648              7,884,155
Cost of units redeemed                                                    (2,144,324)            (1,690,696)
Account charges                                                               (9,186)                (4,356)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,760,138              6,189,103
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,432,327              7,199,874
Net assets, beginning                                                     10,517,424              3,317,550
                                                                --------------------   --------------------
Net assets, ending                                              $         19,949,751   $         10,517,424
                                                                ====================   ====================

Units sold                                                                 8,111,199              6,359,584
Units redeemed                                                            (1,656,443)            (1,392,305)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,454,756              4,967,279
Units outstanding, beginning                                               7,844,849              2,877,570
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,299,605              7,844,849
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         22,166,748
Cost of units redeemed/account charges                                                           (4,223,770)
Net investment income (loss)                                                                        167,145
Net realized gain (loss)                                                                            426,834
Realized gain distributions                                                                         644,332
Net change in unrealized appreciation (depreciation)                                                768,462
                                                                                       --------------------
Net assets                                                                             $         19,949,751
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00


FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40            14,300   $        19,950              1.25%              4.1%
12/31/2013                        1.34             7,845            10,517              1.25%             16.3%
12/31/2012                        1.15             2,878             3,318              1.25%             13.4%
12/31/2011                        1.02             2,174             2,211              1.25%             -2.7%
12/31/2010                        1.05                43                45              1.25%              4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              1.00%              4.3%
12/31/2013                        1.35                 0                 0              1.00%             16.6%
12/31/2012                        1.16                 0                 0              1.00%             13.6%
12/31/2011                        1.02                 0                 0              1.00%             -2.4%
12/31/2010                        1.05                 0                 0              1.00%              4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42                 0   $             0              0.75%              4.6%
12/31/2013                        1.36                 0                 0              0.75%             16.9%
12/31/2012                        1.17                 0                 0              0.75%             13.9%
12/31/2011                        1.02                 0                 0              0.75%             -2.2%
12/31/2010                        1.05                 0                 0              0.75%              4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.50%              4.8%
12/31/2013                        1.37                 0                 0              0.50%             17.2%
12/31/2012                        1.17                 0                 0              0.50%             14.2%
12/31/2011                        1.03                 0                 0              0.50%             -1.9%
12/31/2010                        1.05                 0                 0              0.50%              4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.25%              5.1%
12/31/2013                        1.38                 0                 0              0.25%             17.5%
12/31/2012                        1.18                 0                 0              0.25%             14.5%
12/31/2011                        1.03                 0                 0              0.25%             -1.7%
12/31/2010                        1.05                 0                 0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.00%              5.4%
12/31/2013                        1.39                 0                 0              0.00%             17.7%
12/31/2012                        1.18                 0                 0              0.00%             14.8%
12/31/2011                        1.03                 0                 0              0.00%             -1.5%
12/31/2010                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          1.9%
      2012          1.9%
      2011          3.3%
      2010          3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2025 FUND R CLASS - 74149P655

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,925,961   $    15,944,127         1,092,157
                                                                         ===============   ===============
Receivables: investments sold                                   24,316
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,950,277
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,497,859        10,905,829   $          1.42
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                       1,452,418           970,088              1.50
                                                       ---------------   ---------------
 Total                                                 $    16,950,277        11,875,917
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       189,651
Mortality & expense charges                                                                       (158,345)
                                                                                           ---------------
Net investment income (loss)                                                                        31,306
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           373,767
Realized gain distributions                                                                        337,158
Net change in unrealized appreciation (depreciation)                                              (211,724)
                                                                                           ---------------
Net gain (loss)                                                                                    499,201
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       530,507
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,306   $             18,294
Net realized gain (loss)                                                     373,767                103,714
Realized gain distributions                                                  337,158                160,341
Net change in unrealized appreciation (depreciation)                        (211,724)               986,639
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            530,507              1,268,988
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,028,062              5,865,352
Cost of units redeemed                                                    (3,066,693)            (1,164,022)
Account charges                                                               (6,883)                (3,919)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,954,486              4,697,411
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,484,993              5,966,399
Net assets, beginning                                                     10,465,284              4,498,885
                                                                --------------------   --------------------
Net assets, ending                                              $         16,950,277   $         10,465,284
                                                                ====================   ====================

Units sold                                                                 6,573,727              4,782,496
Units redeemed                                                            (2,322,335)            (1,058,956)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,251,392              3,723,540
Units outstanding, beginning                                               7,624,525              3,900,985
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,875,917              7,624,525
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         21,174,574
Cost of units redeemed/account charges                                                           (6,330,939)
Net investment income (loss)                                                                         82,919
Net realized gain (loss)                                                                            510,771
Realized gain distributions                                                                         531,118
Net change in unrealized appreciation (depreciation)                                                981,834
                                                                                       --------------------
Net assets                                                                             $         16,950,277
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42            10,906   $        15,498              1.25%              4.0%
12/31/2013                        1.37             6,758             9,234              1.25%             18.6%
12/31/2012                        1.15             3,702             4,263              1.25%             14.0%
12/31/2011                        1.01               836               845              1.25%             -3.8%
12/31/2010                        1.05                 0                 0              1.25%              5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              1.00%              4.3%
12/31/2013                        1.38                 0                 0              1.00%             18.9%
12/31/2012                        1.16                 0                 0              1.00%             14.3%
12/31/2011                        1.01                 0                 0              1.00%             -3.5%
12/31/2010                        1.05                 0                 0              1.00%              5.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.75%              4.5%
12/31/2013                        1.39                 0                 0              0.75%             19.2%
12/31/2012                        1.16                 0                 0              0.75%             14.6%
12/31/2011                        1.02                 0                 0              0.75%             -3.3%
12/31/2010                        1.05                 0                 0              0.75%              5.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.50%              4.8%
12/31/2013                        1.40                 0                 0              0.50%             19.5%
12/31/2012                        1.17                 0                 0              0.50%             14.9%
12/31/2011                        1.02                 0                 0              0.50%             -3.1%
12/31/2010                        1.05                 0                 0              0.50%              5.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.25%              5.1%
12/31/2013                        1.41                 0                 0              0.25%             19.8%
12/31/2012                        1.18                 0                 0              0.25%             15.2%
12/31/2011                        1.02                 0                 0              0.25%             -2.8%
12/31/2010                        1.05                 0                 0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50               970   $         1,452              0.00%              5.3%
12/31/2013                        1.42               866             1,232              0.00%             20.1%
12/31/2012                        1.18               199               236              0.00%             15.4%
12/31/2011                        1.03               189               194              0.00%             -2.6%
12/31/2010                        1.05                 0                 0              0.00%              5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.3%
      2012          2.1%
      2011          2.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2025 FUND ADVISOR CLASS - 74149P663

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,468,196   $    12,981,253           861,786
                                                                         ===============   ===============
Receivables: investments sold                                   18,756
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,486,952
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,486,952         9,386,733   $          1.44
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $    13,486,952         9,386,733
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       173,561
Mortality & expense charges                                                                       (135,319)
                                                                                           ---------------
Net investment income (loss)                                                                        38,242
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           163,452
Realized gain distributions                                                                        264,474
Net change in unrealized appreciation (depreciation)                                               (37,220)
                                                                                           ---------------
Net gain (loss)                                                                                    390,706
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       428,948
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,242   $             37,976
Net realized gain (loss)                                                     163,452                 83,622
Realized gain distributions                                                  264,474                110,193
Net change in unrealized appreciation (depreciation)                         (37,220)               421,963
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            428,948                653,754
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,326,015              5,987,073
Cost of units redeemed                                                    (1,767,418)              (689,331)
Account charges                                                              (10,432)                (4,971)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,548,165              5,292,771
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,977,113              5,946,525
Net assets, beginning                                                      7,509,839              1,563,314
                                                                --------------------   --------------------
Net assets, ending                                              $         13,486,952   $          7,509,839
                                                                ====================   ====================

Units sold                                                                 5,251,332              4,714,096
Units redeemed                                                            (1,319,239)              (609,521)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,932,093              4,104,575
Units outstanding, beginning                                               5,454,640              1,350,065
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,386,733              5,454,640
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         14,939,258
Cost of units redeemed/account charges                                                           (2,678,120)
Net investment income (loss)                                                                         94,623
Net realized gain (loss)                                                                            257,427
Realized gain distributions                                                                         386,821
Net change in unrealized appreciation (depreciation)                                                486,943
                                                                                       --------------------
Net assets                                                                             $         13,486,952
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44             9,387   $        13,487              1.25%              4.4%
12/31/2013                        1.38             5,455             7,510              1.25%             18.9%
12/31/2012                        1.16             1,350             1,563              1.25%             14.3%
12/31/2011                        1.01               736               745              1.25%             -3.5%
12/31/2010                        1.05                 0                 0              1.25%              5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              1.00%              4.6%
12/31/2013                        1.39                 0                 0              1.00%             19.2%
12/31/2012                        1.16                 0                 0              1.00%             14.5%
12/31/2011                        1.02                 0                 0              1.00%             -3.3%
12/31/2010                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.75%              4.9%
12/31/2013                        1.40                 0                 0              0.75%             19.5%
12/31/2012                        1.17                 0                 0              0.75%             14.8%
12/31/2011                        1.02                 0                 0              0.75%             -3.0%
12/31/2010                        1.05                 0                 0              0.75%              5.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48                 0   $             0              0.50%              5.1%
12/31/2013                        1.41                 0                 0              0.50%             19.8%
12/31/2012                        1.18                 0                 0              0.50%             15.1%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%
12/31/2010                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              0.25%              5.4%
12/31/2013                        1.42                 0                 0              0.25%             20.1%
12/31/2012                        1.18                 0                 0              0.25%             15.4%
12/31/2011                        1.03                 0                 0              0.25%             -2.6%
12/31/2010                        1.05                 0                 0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.00%              5.7%
12/31/2013                        1.43                 0                 0              0.00%             20.4%
12/31/2012                        1.19                 0                 0              0.00%             15.7%
12/31/2011                        1.03                 0                 0              0.00%             -2.3%
12/31/2010                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.8%
      2012          2.0%
      2011          2.7%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2030 FUND R CLASS - 74149P804

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,669,399   $    16,512,997           779,725
                                                                         ===============   ===============
Receivables: investments sold                                   30,370
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,699,769
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,382,471        11,230,640   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.52
Band 0                                                       1,317,298           857,127              1.54
                                                       ---------------   ---------------
 Total                                                 $    17,699,769        12,087,767
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       179,728
Mortality & expense charges                                                                       (153,011)
                                                                                           ---------------
Net investment income (loss)                                                                        26,717
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           437,725
Realized gain distributions                                                                        449,320
Net change in unrealized appreciation (depreciation)                                              (345,506)
                                                                                           ---------------
Net gain (loss)                                                                                    541,539
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       568,256
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,717   $             (4,374)
Net realized gain (loss)                                                     437,725                221,820
Realized gain distributions                                                  449,320                175,060
Net change in unrealized appreciation (depreciation)                        (345,506)             1,153,730
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            568,256              1,546,236
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,591,635              4,877,647
Cost of units redeemed                                                    (3,774,349)            (1,984,041)
Account charges                                                              (12,591)                (7,403)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,804,695              2,886,203
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,372,951              4,432,439
Net assets, beginning                                                     10,326,818              5,894,379
                                                                --------------------   --------------------
Net assets, ending                                              $         17,699,769   $         10,326,818
                                                                ====================   ====================

Units sold                                                                 7,444,207              4,123,862
Units redeemed                                                            (2,702,426)            (1,861,382)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,741,781              2,262,480
Units outstanding, beginning                                               7,345,986              5,083,506
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,087,767              7,345,986
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         23,370,198
Cost of units redeemed/account charges                                                           (8,202,690)
Net investment income (loss)                                                                         51,462
Net realized gain (loss)                                                                            665,979
Realized gain distributions                                                                         658,418
Net change in unrealized appreciation (depreciation)                                              1,156,402
                                                                                       --------------------
Net assets                                                                             $         17,699,769
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46            11,231   $        16,382              1.25%              4.2%
12/31/2013                        1.40             6,523             9,128              1.25%             20.9%
12/31/2012                        1.16             4,802             5,559              1.25%             14.8%
12/31/2011                        1.01             1,092             1,101              1.25%             -4.4%
12/31/2010                        1.05                 0                 0              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              1.00%              4.5%
12/31/2013                        1.41                 0                 0              1.00%             21.2%
12/31/2012                        1.16                 0                 0              1.00%             15.1%
12/31/2011                        1.01                 0                 0              1.00%             -4.2%
12/31/2010                        1.06                 0                 0              1.00%              5.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              0.75%              4.8%
12/31/2013                        1.42                 0                 0              0.75%             21.5%
12/31/2012                        1.17                 0                 0              0.75%             15.4%
12/31/2011                        1.01                 0                 0              0.75%             -3.9%
12/31/2010                        1.06                 0                 0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.50%              5.0%
12/31/2013                        1.43                 0                 0              0.50%             21.8%
12/31/2012                        1.18                 0                 0              0.50%             15.7%
12/31/2011                        1.02                 0                 0              0.50%             -3.7%
12/31/2010                        1.06                 0                 0              0.50%              5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.25%              5.3%
12/31/2013                        1.44                 0                 0              0.25%             22.1%
12/31/2012                        1.18                 0                 0              0.25%             16.0%
12/31/2011                        1.02                 0                 0              0.25%             -3.4%
12/31/2010                        1.06                 0                 0              0.25%              5.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               857   $         1,317              0.00%              5.5%
12/31/2013                        1.46               823             1,199              0.00%             22.4%
12/31/2012                        1.19               282               335              0.00%             16.3%
12/31/2011                        1.02               287               294              0.00%             -3.2%
12/31/2010                        1.06                 0                 0              0.00%              5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


      2014          1.3%
      2013          1.1%
      2012          1.8%
      2011          1.6%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2030 FUND ADVISOR CLASS - 74149P846

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,752,529   $    18,448,720           866,340
                                                                         ===============   ===============
Receivables: investments sold                                   52,022
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,804,551
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,804,551        13,430,292   $          1.47
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $    19,804,551        13,430,292
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       239,529
Mortality & expense charges                                                                       (196,353)
                                                                                           ---------------
Net investment income (loss)                                                                        43,176
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           304,135
Realized gain distributions                                                                        495,579
Net change in unrealized appreciation (depreciation)                                              (121,774)
                                                                                           ---------------
Net gain (loss)                                                                                    677,940
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       721,116
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             43,176   $             22,069
Net realized gain (loss)                                                     304,135                134,128
Realized gain distributions                                                  495,579                175,182
Net change in unrealized appreciation (depreciation)                        (121,774)             1,014,599
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            721,116              1,345,978
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,519,464              6,652,107
Cost of units redeemed                                                    (2,354,228)            (1,423,975)
Account charges                                                              (12,162)                (5,361)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,153,074              5,222,771
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,874,190              6,568,749
Net assets, beginning                                                     10,930,361              4,361,612
                                                                --------------------   --------------------
Net assets, ending                                              $         19,804,551   $         10,930,361
                                                                ====================   ====================

Units sold                                                                 7,408,629              5,128,978
Units redeemed                                                            (1,725,174)            (1,127,821)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,683,455              4,001,157
Units outstanding, beginning                                               7,746,837              3,745,680
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,430,292              7,746,837
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         21,628,707
Cost of units redeemed/account charges                                                           (4,363,133)
Net investment income (loss)                                                                         99,397
Net realized gain (loss)                                                                            436,112
Realized gain distributions                                                                         699,659
Net change in unrealized appreciation (depreciation)                                              1,303,809
                                                                                       --------------------
Net assets                                                                             $         19,804,551
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47            13,430   $        19,805              1.25%              4.5%
12/31/2013                        1.41             7,747            10,930              1.25%             21.2%
12/31/2012                        1.16             3,746             4,362              1.25%             15.1%
12/31/2011                        1.01             2,961             2,995              1.25%             -4.2%
12/31/2010                        1.06                 6                 6              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                 0   $             0              1.00%              4.8%
12/31/2013                        1.42                 0                 0              1.00%             21.5%
12/31/2012                        1.17                 0                 0              1.00%             15.4%
12/31/2011                        1.01                 0                 0              1.00%             -3.9%
12/31/2010                        1.06                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%              5.0%
12/31/2013                        1.43                 0                 0              0.75%             21.8%
12/31/2012                        1.18                 0                 0              0.75%             15.7%
12/31/2011                        1.02                 0                 0              0.75%             -3.7%
12/31/2010                        1.06                 0                 0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%              5.3%
12/31/2013                        1.44                 0                 0              0.50%             22.1%
12/31/2012                        1.18                 0                 0              0.50%             16.0%
12/31/2011                        1.02                 0                 0              0.50%             -3.4%
12/31/2010                        1.06                 0                 0              0.50%              5.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%              5.6%
12/31/2013                        1.46                 0                 0              0.25%             22.4%
12/31/2012                        1.19                 0                 0              0.25%             16.3%
12/31/2011                        1.02                 0                 0              0.25%             -3.2%
12/31/2010                        1.06                 0                 0              0.25%              5.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.00%              5.8%
12/31/2013                        1.47                 0                 0              0.00%             22.7%
12/31/2012                        1.20                 0                 0              0.00%             16.6%
12/31/2011                        1.03                 0                 0              0.00%             -3.0%
12/31/2010                        1.06                 0                 0              0.00%              5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.6%
      2013          1.4%
      2012          1.5%
      2011          2.4%
      2010          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2035 FUND R CLASS - 74149P630

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,109,120   $    12,990,852           858,612
                                                                         ===============   ===============
Receivables: investments sold                                   15,051
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,124,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,000,768         8,088,041   $          1.48
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.55
Band 0                                                       2,123,403         1,358,333              1.56
                                                       ---------------   ---------------
 Total                                                 $    14,124,171         9,446,374
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       142,903
Mortality & expense charges                                                                       (135,601)
                                                                                           ---------------
Net investment income (loss)                                                                         7,302
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           479,565
Realized gain distributions                                                                        311,024
Net change in unrealized appreciation (depreciation)                                              (246,830)
                                                                                           ---------------
Net gain (loss)                                                                                    543,759
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       551,061
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,302   $             (4,150)
Net realized gain (loss)                                                     479,565                140,065
Realized gain distributions                                                  311,024                159,976
Net change in unrealized appreciation (depreciation)                        (246,830)             1,187,268
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            551,061              1,483,159
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,441,011              6,279,034
Cost of units redeemed                                                    (3,440,146)            (1,193,799)
Account charges                                                               (7,732)                (5,348)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,993,133              5,079,887
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,544,194              6,563,046
Net assets, beginning                                                     10,579,977              4,016,931
                                                                --------------------   --------------------
Net assets, ending                                              $         14,124,171   $         10,579,977
                                                                ====================   ====================

Units sold                                                                 4,513,915              5,168,194
Units redeemed                                                            (2,449,696)            (1,242,146)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,064,219              3,926,048
Units outstanding, beginning                                               7,382,155              3,456,107
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,446,374              7,382,155
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         17,356,283
Cost of units redeemed/account charges                                                           (5,498,868)
Net investment income (loss)                                                                         26,164
Net realized gain (loss)                                                                            619,205
Realized gain distributions                                                                         503,119
Net change in unrealized appreciation (depreciation)                                              1,118,268
                                                                                       --------------------
Net assets                                                                             $         14,124,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48             8,088   $        12,001              1.25%              4.3%
12/31/2013                        1.42             6,075             8,645              1.25%             22.6%
12/31/2012                        1.16             3,233             3,751              1.25%             15.4%
12/31/2011                        1.01               530               533              1.25%             -5.0%
12/31/2010                        1.06                 0                 0              1.25%              5.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              1.00%              4.5%
12/31/2013                        1.43                 0                 0              1.00%             23.0%
12/31/2012                        1.17                 0                 0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%              4.8%
12/31/2013                        1.45                 0                 0              0.75%             23.3%
12/31/2012                        1.17                 0                 0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%
12/31/2010                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%              5.1%
12/31/2013                        1.46                 0                 0              0.50%             23.6%
12/31/2012                        1.18                 0                 0              0.50%             16.2%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.25%              5.3%
12/31/2013                        1.47                 0                 0              0.25%             23.9%
12/31/2012                        1.19                 0                 0              0.25%             16.5%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%
12/31/2010                        1.06                 0                 0              0.25%              6.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56             1,358   $         2,123              0.00%              5.6%
12/31/2013                        1.48             1,307             1,935              0.00%             24.2%
12/31/2012                        1.19               223               266              0.00%             16.8%
12/31/2011                        1.02               230               235              0.00%             -3.8%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.0%
      2012          1.7%
      2011          1.9%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2035 FUND ADVISOR CLASS - 74149P648

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,425,278   $    10,844,752           688,479
                                                                         ===============   ===============
Receivables: investments sold                                    3,475
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,428,753
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,428,753         7,622,141   $          1.50
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $    11,428,753         7,622,141
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       131,520
Mortality & expense charges                                                                       (111,641)
                                                                                           ---------------
Net investment income (loss)                                                                        19,879
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           303,822
Realized gain distributions                                                                        243,313
Net change in unrealized appreciation (depreciation)                                              (221,641)
                                                                                           ---------------
Net gain (loss)                                                                                    325,494
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       345,373
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             19,879   $             11,821
Net realized gain (loss)                                                     303,822                110,910
Realized gain distributions                                                  243,313                 99,726
Net change in unrealized appreciation (depreciation)                        (221,641)               600,392
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            345,373                822,849
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,398,421              4,764,347
Cost of units redeemed                                                    (2,147,090)              (631,824)
Account charges                                                               (9,935)                (4,720)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,241,396              4,127,803
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,586,769              4,950,652
Net assets, beginning                                                      6,841,984              1,891,332
                                                                --------------------   --------------------
Net assets, ending                                              $         11,428,753   $          6,841,984
                                                                ====================   ====================

Units sold                                                                 4,370,599              3,653,582
Units redeemed                                                            (1,518,309)              (505,417)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,852,290              3,148,165
Units outstanding, beginning                                               4,769,851              1,621,686
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,622,141              4,769,851
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         12,897,338
Cost of units redeemed/account charges                                                           (2,875,298)
Net investment income (loss)                                                                         46,990
Net realized gain (loss)                                                                            420,215
Realized gain distributions                                                                         358,982
Net change in unrealized appreciation (depreciation)                                                580,526
                                                                                       --------------------
Net assets                                                                             $         11,428,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             7,622   $        11,429              1.25%              4.5%
12/31/2013                        1.43             4,770             6,842              1.25%             23.0%
12/31/2012                        1.17             1,622             1,891              1.25%             15.6%
12/31/2011                        1.01             1,227             1,238              1.25%             -4.7%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              1.00%              4.8%
12/31/2013                        1.45                 0                 0              1.00%             23.3%
12/31/2012                        1.17                 0                 0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              5.1%
12/31/2013                        1.46                 0                 0              0.75%             23.6%
12/31/2012                        1.18                 0                 0              0.75%             16.2%
12/31/2011                        1.01                 0                 0              0.75%             -4.2%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              5.3%
12/31/2013                        1.47                 0                 0              0.50%             23.9%
12/31/2012                        1.19                 0                 0              0.50%             16.5%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.6%
12/31/2013                        1.48                 0                 0              0.25%             24.2%
12/31/2012                        1.19                 0                 0              0.25%             16.8%
12/31/2011                        1.02                 0                 0              0.25%             -3.7%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.00%              5.8%
12/31/2013                        1.49                 0                 0              0.00%             24.5%
12/31/2012                        1.20                 0                 0              0.00%             17.1%
12/31/2011                        1.02                 0                 0              0.00%             -3.5%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.4%
      2012          1.3%
      2011          2.2%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2040 FUND ADVISOR CLASS - 74149P838

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,444,402   $    13,528,213           610,053
                                                                         ===============   ===============
Receivables: investments sold                                   44,359
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,488,761
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,488,761         9,567,448   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $    14,488,761         9,567,448
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       145,733
Mortality & expense charges                                                                       (150,645)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,912)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           349,853
Realized gain distributions                                                                        361,417
Net change in unrealized appreciation (depreciation)                                              (157,360)
                                                                                           ---------------
Net gain (loss)                                                                                    553,910
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       548,998
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,912)  $              7,602
Net realized gain (loss)                                                     349,853                 69,746
Realized gain distributions                                                  361,417                123,429
Net change in unrealized appreciation (depreciation)                        (157,360)               851,761
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            548,998              1,052,538
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,094,608              5,721,802
Cost of units redeemed                                                    (2,642,991)              (730,712)
Account charges                                                              (11,678)                (4,526)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,439,939              4,986,564
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,988,937              6,039,102
Net assets, beginning                                                      8,499,824              2,460,722
                                                                --------------------   --------------------
Net assets, ending                                              $         14,488,761   $          8,499,824
                                                                ====================   ====================

Units sold                                                                 5,552,879              4,354,099
Units redeemed                                                            (1,854,381)              (592,911)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,698,498              3,761,188
Units outstanding, beginning                                               5,868,950              2,107,762
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,567,448              5,868,950
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,261,156
Cost of units redeemed/account charges                                                           (3,639,235)
Net investment income (loss)                                                                         15,003
Net realized gain (loss)                                                                            431,947
Realized gain distributions                                                                         503,701
Net change in unrealized appreciation (depreciation)                                                916,189
                                                                                       --------------------
Net assets                                                                             $         14,488,761
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51             9,567   $        14,489              1.25%              4.6%
12/31/2013                        1.45             5,869             8,500              1.25%             24.1%
12/31/2012                        1.17             2,108             2,461              1.25%             15.8%
12/31/2011                        1.01             1,460             1,471              1.25%             -4.9%
12/31/2010                        1.06                 4                 5              1.25%              6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              4.8%
12/31/2013                        1.46                 0                 0              1.00%             24.4%
12/31/2012                        1.17                 0                 0              1.00%             16.1%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%              5.1%
12/31/2013                        1.47                 0                 0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.4%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              5.4%
12/31/2013                        1.48                 0                 0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.7%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              5.6%
12/31/2013                        1.49                 0                 0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             17.0%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              5.9%
12/31/2013                        1.51                 0                 0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.3%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.2%
      2012          1.4%
      2011          2.0%
      2010          1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2040 FUND R CLASS - 74149P887

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,379,300   $    11,386,354           521,738
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (50,630)
                                                       ---------------
Net assets                                             $    12,328,670
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,449,221         6,305,719   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                       2,879,449         1,823,812              1.58
                                                       ---------------   ---------------
 Total                                                 $    12,328,670         8,129,531
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        96,316
Mortality & expense charges                                                                       (106,968)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,652)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           470,145
Realized gain distributions                                                                        314,297
Net change in unrealized appreciation (depreciation)                                              (269,458)
                                                                                           ---------------
Net gain (loss)                                                                                    514,984
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       504,332
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,652)  $             (3,548)
Net realized gain (loss)                                                     470,145                220,181
Realized gain distributions                                                  314,297                145,824
Net change in unrealized appreciation (depreciation)                        (269,458)             1,067,781
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            504,332              1,430,238
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,063,678              5,980,170
Cost of units redeemed                                                    (3,577,347)            (1,876,060)
Account charges                                                              (11,731)                (7,432)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,474,600              4,096,678
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,978,932              5,526,916
Net assets, beginning                                                      9,349,738              3,822,822
                                                                --------------------   --------------------
Net assets, ending                                              $         12,328,670   $          9,349,738
                                                                ====================   ====================

Units sold                                                                 4,172,564              4,677,800
Units redeemed                                                            (2,481,197)            (1,528,701)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,691,367              3,149,099
Units outstanding, beginning                                               6,438,164              3,289,065
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,129,531              6,438,164
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,582,978
Cost of units redeemed/account charges                                                           (6,414,855)
Net investment income (loss)                                                                         (4,052)
Net realized gain (loss)                                                                            684,529
Realized gain distributions                                                                         487,124
Net change in unrealized appreciation (depreciation)                                                992,946
                                                                                       --------------------
Net assets                                                                             $         12,328,670
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             6,306   $         9,449              1.25%              4.3%
12/31/2013                        1.44             4,662             6,696              1.25%             23.8%
12/31/2012                        1.16             3,111             3,611              1.25%             15.5%
12/31/2011                        1.00               798               802              1.25%             -5.2%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%              4.6%
12/31/2013                        1.45                 0                 0              1.00%             24.1%
12/31/2012                        1.17                 0                 0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.9%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.9%
12/31/2013                        1.46                 0                 0              0.75%             24.4%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.7%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              5.1%
12/31/2013                        1.47                 0                 0              0.50%             24.7%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.5%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.4%
12/31/2013                        1.48                 0                 0              0.25%             25.0%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.2%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58             1,824   $         2,879              0.00%              5.7%
12/31/2013                        1.49             1,776             2,654              0.00%             25.3%
12/31/2012                        1.19               178               212              0.00%             17.0%
12/31/2011                        1.02               197               200              0.00%             -4.0%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          0.9%
      2012          1.4%
      2011          1.5%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2045 FUND R CLASS - 74149P614

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,973,434   $     7,410,243           505,740
                                                                         ===============   ===============
Receivables: investments sold                                   12,216
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,985,650
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,468,009         4,979,894   $          1.50
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                         517,641           327,625              1.58
                                                       ---------------   ---------------
 Total                                                 $     7,985,650         5,307,519
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        67,763
Mortality & expense charges                                                                        (77,264)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,501)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           263,509
Realized gain distributions                                                                        169,408
Net change in unrealized appreciation (depreciation)                                              (140,482)
                                                                                           ---------------
Net gain (loss)                                                                                    292,435
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       282,934
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,501)  $               (800)
Net realized gain (loss)                                                     263,509                 49,766
Realized gain distributions                                                  169,408                 75,142
Net change in unrealized appreciation (depreciation)                        (140,482)               620,511
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            282,934                744,619
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,612,199              3,178,806
Cost of units redeemed                                                    (2,093,811)              (562,817)
Account charges                                                               (8,329)                (5,400)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,510,059              2,610,589
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,792,993              3,355,208
Net assets, beginning                                                      5,192,657              1,837,449
                                                                --------------------   --------------------
Net assets, ending                                              $          7,985,650   $          5,192,657
                                                                ====================   ====================

Units sold                                                                 3,205,796              2,499,598
Units redeemed                                                            (1,500,022)              (477,381)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,705,774              2,022,217
Units outstanding, beginning                                               3,601,745              1,579,528
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,307,519              3,601,745
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,783,399
Cost of units redeemed/account charges                                                           (2,931,333)
Net investment income (loss)                                                                         (3,147)
Net realized gain (loss)                                                                            314,614
Realized gain distributions                                                                         258,926
Net change in unrealized appreciation (depreciation)                                                563,191
                                                                                       --------------------
Net assets                                                                             $          7,985,650
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             4,980   $         7,468              1.25%              4.3%
12/31/2013                        1.44             3,341             4,802              1.25%             23.8%
12/31/2012                        1.16             1,481             1,720              1.25%             15.5%
12/31/2011                        1.01               359               361              1.25%             -5.1%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              1.00%              4.6%
12/31/2013                        1.45                 0                 0              1.00%             24.1%
12/31/2012                        1.17                 0                 0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.8%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.8%
12/31/2013                        1.46                 0                 0              0.75%             24.4%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.6%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              5.1%
12/31/2013                        1.47                 0                 0              0.50%             24.7%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.4%
12/31/2013                        1.48                 0                 0              0.25%             25.0%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.1%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               328   $           518              0.00%              5.6%
12/31/2013                        1.50               261               390              0.00%             25.3%
12/31/2012                        1.19                99               118              0.00%             17.0%
12/31/2011                        1.02                78                80              0.00%             -3.9%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          1.0%
      2012          1.5%
      2011          1.8%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2045 FUND ADVISOR CLASS - 74149P622

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,684,877   $     6,456,153           421,166
                                                                         ===============   ===============
Receivables: investments sold                                   20,096
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,704,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,704,973         4,427,753   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $     6,704,973         4,427,753
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        72,277
Mortality & expense charges                                                                        (73,239)
                                                                                           ---------------
Net investment income (loss)                                                                          (962)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           299,699
Realized gain distributions                                                                        140,539
Net change in unrealized appreciation (depreciation)                                              (190,155)
                                                                                           ---------------
Net gain (loss)                                                                                    250,083
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       249,121
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (962)  $             11,050
Net realized gain (loss)                                                     299,699                 50,681
Realized gain distributions                                                  140,539                 60,803
Net change in unrealized appreciation (depreciation)                        (190,155)               353,174
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            249,121                475,708
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,126,054              3,595,574
Cost of units redeemed                                                    (2,148,926)              (323,275)
Account charges                                                               (9,105)                (4,449)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,968,023              3,267,850
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,217,144              3,743,558
Net assets, beginning                                                      4,487,829                744,271
                                                                --------------------   --------------------
Net assets, ending                                              $          6,704,973   $          4,487,829
                                                                ====================   ====================

Units sold                                                                 2,861,356              2,734,261
Units redeemed                                                            (1,533,480)              (272,251)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,327,876              2,462,010
Units outstanding, beginning                                               3,099,877                637,867
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,427,753              3,099,877
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          8,487,865
Cost of units redeemed/account charges                                                           (2,598,292)
Net investment income (loss)                                                                         15,107
Net realized gain (loss)                                                                            364,102
Realized gain distributions                                                                         207,467
Net change in unrealized appreciation (depreciation)                                                228,724
                                                                                       --------------------
Net assets                                                                             $          6,704,973
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51             4,428   $         6,705              1.25%              4.6%
12/31/2013                        1.45             3,100             4,488              1.25%             24.1%
12/31/2012                        1.17               638               744              1.25%             15.8%
12/31/2011                        1.01               406               409              1.25%             -4.9%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              4.9%
12/31/2013                        1.46                 0                 0              1.00%             24.4%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%              5.1%
12/31/2013                        1.47                 0                 0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              5.4%
12/31/2013                        1.48                 0                 0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.1%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              5.6%
12/31/2013                        1.49                 0                 0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              5.9%
12/31/2013                        1.51                 0                 0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.4%
      2012          1.3%
      2011          2.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2050 FUND R CLASS - 74149P721

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,624,287   $     6,167,675           502,849
                                                                         ===============   ===============
Receivables: investments sold                                   23,377
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,647,664
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,248,426         4,171,499   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                         399,238           252,982              1.58
                                                       ---------------   ---------------
 Total                                                 $     6,647,664         4,424,481
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        52,990
Mortality & expense charges                                                                        (64,899)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,909)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           177,335
Realized gain distributions                                                                        139,701
Net change in unrealized appreciation (depreciation)                                               (77,179)
                                                                                           ---------------
Net gain (loss)                                                                                    239,857
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       227,948
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,909)  $             (4,897)
Net realized gain (loss)                                                     177,335                132,062
Realized gain distributions                                                  139,701                 65,773
Net change in unrealized appreciation (depreciation)                         (77,179)               418,135
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            227,948                611,073
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,003,331              2,175,806
Cost of units redeemed                                                    (1,641,875)              (416,995)
Account charges                                                              (11,565)                (6,430)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,349,891              1,752,381
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,577,839              2,363,454
Net assets, beginning                                                      4,069,825              1,706,371
                                                                --------------------   --------------------
Net assets, ending                                              $          6,647,664   $          4,069,825
                                                                ====================   ====================

Units sold                                                                 2,818,343              2,131,056
Units redeemed                                                            (1,219,511)              (772,933)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,598,832              1,358,123
Units outstanding, beginning                                               2,825,649              1,467,526
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,424,481              2,825,649
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          8,369,761
Cost of units redeemed/account charges                                                           (2,695,227)
Net investment income (loss)                                                                        (14,500)
Net realized gain (loss)                                                                            312,210
Realized gain distributions                                                                         218,808
Net change in unrealized appreciation (depreciation)                                                456,612
                                                                                       --------------------
Net assets                                                                             $          6,647,664
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             4,171   $         6,248              1.25%              4.3%
12/31/2013                        1.44             2,596             3,727              1.25%             23.7%
12/31/2012                        1.16             1,376             1,597              1.25%             15.5%
12/31/2011                        1.00               259               261              1.25%             -5.1%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%              4.6%
12/31/2013                        1.45                 0                 0              1.00%             24.0%
12/31/2012                        1.17                 0                 0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.9%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.9%
12/31/2013                        1.46                 0                 0              0.75%             24.3%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.6%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              5.1%
12/31/2013                        1.47                 0                 0              0.50%             24.6%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.4%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.4%
12/31/2013                        1.48                 0                 0              0.25%             24.9%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.1%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58               253   $           399              0.00%              5.7%
12/31/2013                        1.49               230               343              0.00%             25.2%
12/31/2012                        1.19                92               110              0.00%             17.0%
12/31/2011                        1.02                56                57              0.00%             -3.9%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.0%
      2013          1.0%
      2012          1.4%
      2011          1.6%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2050 FUND ADVISOR CLASS - 74149P739

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,104,730   $     3,944,887           307,378
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (13,524)
                                                       ---------------
Net assets                                             $     4,091,206
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,091,206         2,702,975   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
 Total                                                 $     4,091,206         2,702,975
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        41,140
Mortality & expense charges                                                                        (43,085)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,945)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           156,800
Realized gain distributions                                                                         85,218
Net change in unrealized appreciation (depreciation)                                               (94,369)
                                                                                           ---------------
Net gain (loss)                                                                                    147,649
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       145,704
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,945)  $              3,961
Net realized gain (loss)                                                     156,800                 35,062
Realized gain distributions                                                   85,218                 42,433
Net change in unrealized appreciation (depreciation)                         (94,369)               232,267
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            145,704                313,723
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,476,982              2,506,065
Cost of units redeemed                                                    (1,311,825)              (452,405)
Account charges                                                               (8,382)                (4,924)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,156,775              2,048,736
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,302,479              2,362,459
Net assets, beginning                                                      2,788,727                426,268
                                                                --------------------   --------------------
Net assets, ending                                              $          4,091,206   $          2,788,727
                                                                ====================   ====================

Units sold                                                                 1,729,392              1,968,776
Units redeemed                                                              (953,774)              (406,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                      775,618              1,561,962
Units outstanding, beginning                                               1,927,357                365,395
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,702,975              1,927,357
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,405,470
Cost of units redeemed/account charges                                                           (1,804,933)
Net investment income (loss)                                                                          4,768
Net realized gain (loss)                                                                            195,107
Realized gain distributions                                                                         130,951
Net change in unrealized appreciation (depreciation)                                                159,843
                                                                                       --------------------
Net assets                                                                             $          4,091,206
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51             2,703   $         4,091              1.25%              4.6%
12/31/2013                        1.45             1,927             2,789              1.25%             24.0%
12/31/2012                        1.17               365               426              1.25%             15.8%
12/31/2011                        1.01               104               105              1.25%             -4.9%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              4.9%
12/31/2013                        1.46                 0                 0              1.00%             24.3%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%              5.1%
12/31/2013                        1.47                 0                 0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              5.4%
12/31/2013                        1.48                 0                 0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              5.7%
12/31/2013                        1.49                 0                 0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.00%              5.9%
12/31/2013                        1.51                 0                 0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.2%
      2013          1.4%
      2012          1.7%
      2011          2.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2055 FUND R CLASS - 74149P580

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,716,460   $     1,682,198           130,463
                                                                         ===============   ===============
Receivables: investments sold                                    5,662
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,722,122
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,604,075         1,069,945   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                         118,047            74,735              1.58
                                                       ---------------   ---------------
 Total                                                 $     1,722,122         1,144,680
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        13,601
Mortality & expense charges                                                                        (14,536)
                                                                                           ---------------
Net investment income (loss)                                                                          (935)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,179
Realized gain distributions                                                                         30,912
Net change in unrealized appreciation (depreciation)                                               (12,348)
                                                                                           ---------------
Net gain (loss)                                                                                     53,743
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        52,808
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (935)  $               (258)
Net realized gain (loss)                                                      35,179                 54,605
Realized gain distributions                                                   30,912                 10,262
Net change in unrealized appreciation (depreciation)                         (12,348)                32,752
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             52,808                 97,361
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,444,053                821,596
Cost of units redeemed                                                      (490,488)              (463,292)
Account charges                                                               (4,239)                (2,226)
                                                                --------------------   --------------------
Increase (decrease)                                                          949,326                356,078
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,002,134                453,439
Net assets, beginning                                                        719,988                266,549
                                                                --------------------   --------------------
Net assets, ending                                              $          1,722,122   $            719,988
                                                                ====================   ====================

Units sold                                                                   994,040                639,083
Units redeemed                                                              (348,803)              (368,739)
                                                                --------------------   --------------------
Net increase (decrease)                                                      645,237                270,344
Units outstanding, beginning                                                 499,443                229,099
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,144,680                499,443
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,552,479
Cost of units redeemed/account charges                                                             (998,640)
Net investment income (loss)                                                                            118
Net realized gain (loss)                                                                             90,720
Realized gain distributions                                                                          43,183
Net change in unrealized appreciation (depreciation)                                                 34,262
                                                                                       --------------------
Net assets                                                                             $          1,722,122
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50             1,070   $         1,604              1.25%              4.3%
12/31/2013                        1.44               465               669              1.25%             23.7%
12/31/2012                        1.16               221               257              1.25%             15.6%
12/31/2011                        1.01                47                47              1.25%             -5.0%
12/31/2010                        1.06                 0                 0              1.25%              5.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%              4.5%
12/31/2013                        1.45                 0                 0              1.00%             24.0%
12/31/2012                        1.17                 0                 0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.75%              4.8%
12/31/2013                        1.46                 0                 0              0.75%             24.3%
12/31/2012                        1.18                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%
12/31/2010                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%              5.1%
12/31/2013                        1.47                 0                 0              0.50%             24.6%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%              5.3%
12/31/2013                        1.48                 0                 0              0.25%             24.9%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%
12/31/2010                        1.06                 0                 0              0.25%              6.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                75   $           118              0.00%              5.6%
12/31/2013                        1.50                34                51              0.00%             25.2%
12/31/2012                        1.19                 8                 9              0.00%             17.0%
12/31/2011                        1.02                 0                 0              0.00%             -3.8%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.0%
      2012          1.6%
      2011          1.7%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2055 FUND ADVISOR CLASS - 74149P598

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,072,346   $     1,081,042            81,540
                                                                         ===============   ===============
Receivables: investments sold                                    8,059
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,080,405
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,080,405           713,365   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $     1,080,405           713,365
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,826
Mortality & expense charges                                                                         (9,733)
                                                                                           ---------------
Net investment income (loss)                                                                         1,093
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            49,056
Realized gain distributions                                                                         19,332
Net change in unrealized appreciation (depreciation)                                               (34,534)
                                                                                           ---------------
Net gain (loss)                                                                                     33,854
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        34,947
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,093   $              1,125
Net realized gain (loss)                                                      49,056                  2,861
Realized gain distributions                                                   19,332                  5,040
Net change in unrealized appreciation (depreciation)                         (34,534)                24,055
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             34,947                 33,081
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,128,173                470,316
Cost of units redeemed                                                      (585,528)               (30,760)
Account charges                                                               (4,927)                (1,388)
                                                                --------------------   --------------------
Increase (decrease)                                                          537,718                438,168
                                                                --------------------   --------------------
Net increase (decrease)                                                      572,665                471,249
Net assets, beginning                                                        507,740                 36,491
                                                                --------------------   --------------------
Net assets, ending                                              $          1,080,405   $            507,740
                                                                ====================   ====================

Units sold                                                                   779,564                349,077
Units redeemed                                                              (416,782)               (29,739)
                                                                --------------------   --------------------
Net increase (decrease)                                                      362,782                319,338
Units outstanding, beginning                                                 350,583                 31,245
                                                                --------------------   --------------------
Units outstanding, ending                                                    713,365                350,583
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,637,868
Cost of units redeemed/account charges                                                             (628,178)
Net investment income (loss)                                                                          2,429
Net realized gain (loss)                                                                             52,337
Realized gain distributions                                                                          24,645
Net change in unrealized appreciation (depreciation)                                                 (8,696)
                                                                                       --------------------
Net assets                                                                             $          1,080,405
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51               713   $         1,080              1.25%              4.6%
12/31/2013                        1.45               351               508              1.25%             24.0%
12/31/2012                        1.17                31                36              1.25%             15.7%
12/31/2011                        1.01                11                11              1.25%             -4.8%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              4.8%
12/31/2013                        1.46                 0                 0              1.00%             24.3%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.75%              5.1%
12/31/2013                        1.47                 0                 0              0.75%             24.6%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.3%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              5.4%
12/31/2013                        1.48                 0                 0              0.50%             24.9%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              5.6%
12/31/2013                        1.49                 0                 0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.8%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              5.9%
12/31/2013                        1.51                 0                 0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.6%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.1%
      2012          1.5%
      2011          1.9%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            T. ROWE PRICE RETIREMENT INCOME ADVISOR CLASS - 74149P820

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,890,385   $     1,868,201           127,512
                                                                         ===============   ===============
Receivables: investments sold                                    1,907
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,892,292
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,892,292         1,555,492   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $     1,892,292         1,555,492
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        24,924
Mortality & expense charges                                                                        (23,287)
                                                                                           ---------------
Net investment income (loss)                                                                         1,637
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,805
Realized gain distributions                                                                         34,658
Net change in unrealized appreciation (depreciation)                                                 8,791
                                                                                           ---------------
Net gain (loss)                                                                                     63,254
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        64,891
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,637   $                945
Net realized gain (loss)                                                      19,805                  9,409
Realized gain distributions                                                   34,658                  7,288
Net change in unrealized appreciation (depreciation)                           8,791                 10,111
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,891                 27,753
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,712,844                950,410
Cost of units redeemed                                                      (443,383)              (519,992)
Account charges                                                                 (421)                   (83)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,269,040                430,335
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,333,931                458,088
Net assets, beginning                                                        558,361                100,273
                                                                --------------------   --------------------
Net assets, ending                                              $          1,892,292   $            558,361
                                                                ====================   ====================

Units sold                                                                 1,456,166                840,393
Units redeemed                                                              (370,225)              (461,583)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,085,941                378,810
Units outstanding, beginning                                                 469,551                 90,741
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,555,492                469,551
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,851,836
Cost of units redeemed/account charges                                                           (1,064,730)
Net investment income (loss)                                                                          2,980
Net realized gain (loss)                                                                             37,577
Realized gain distributions                                                                          42,445
Net change in unrealized appreciation (depreciation)                                                 22,184
                                                                                       --------------------
Net assets                                                                             $          1,892,292
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22             1,555   $         1,892              1.25%              2.3%
12/31/2013                        1.19               470               558              1.25%              7.6%
12/31/2012                        1.11                91               100              1.25%              8.4%
12/31/2011                        1.02                94                96              1.25%             -0.1%
12/31/2010                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              1.00%              2.6%
12/31/2013                        1.20                 0                 0              1.00%              7.9%
12/31/2012                        1.11                 0                 0              1.00%              8.7%
12/31/2011                        1.02                 0                 0              1.00%              0.1%
12/31/2010                        1.02                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.75%              2.8%
12/31/2013                        1.21                 0                 0              0.75%              8.1%
12/31/2012                        1.12                 0                 0              0.75%              9.0%
12/31/2011                        1.03                 0                 0              0.75%              0.4%
12/31/2010                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.50%              3.1%
12/31/2013                        1.22                 0                 0              0.50%              8.4%
12/31/2012                        1.12                 0                 0              0.50%              9.2%
12/31/2011                        1.03                 0                 0              0.50%              0.6%
12/31/2010                        1.02                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.25%              3.3%
12/31/2013                        1.23                 0                 0              0.25%              8.7%
12/31/2012                        1.13                 0                 0              0.25%              9.5%
12/31/2011                        1.03                 0                 0              0.25%              0.9%
12/31/2010                        1.02                 0                 0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.28                 0   $             0              0.00%              3.6%
12/31/2013                        1.24                 0                 0              0.00%              9.0%
12/31/2012                        1.14                 0                 0              0.00%              9.8%
12/31/2011                        1.03                 0                 0              0.00%              1.1%
12/31/2010                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          1.8%
      2012          2.0%
      2011          0.5%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               T. ROWE PRICE RETIREMENT INCOME R CLASS - 74149P879

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,326,046   $     2,271,690           157,093
                                                                         ===============   ===============
Receivables: investments sold                                    5,225
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,331,271
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,250,189         1,867,626   $          1.20
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                          81,082            63,875              1.27
                                                       ---------------   ---------------
 Total                                                 $     2,331,271         1,931,501
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        22,165
Mortality & expense charges                                                                        (23,349)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,184)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            51,380
Realized gain distributions                                                                         42,785
Net change in unrealized appreciation (depreciation)                                               (56,851)
                                                                                           ---------------
Net gain (loss)                                                                                     37,314
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,130
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,184)  $             (2,839)
Net realized gain (loss)                                                      51,380                 54,506
Realized gain distributions                                                   42,785                 22,116
Net change in unrealized appreciation (depreciation)                         (56,851)                39,402
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,130                113,185
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,322,021                616,584
Cost of units redeemed                                                      (615,031)              (854,952)
Account charges                                                               (1,692)                (1,390)
                                                                --------------------   --------------------
Increase (decrease)                                                          705,298               (239,758)
                                                                --------------------   --------------------
Net increase (decrease)                                                      741,428               (126,573)
Net assets, beginning                                                      1,589,843              1,716,416
                                                                --------------------   --------------------
Net assets, ending                                              $          2,331,271   $          1,589,843
                                                                ====================   ====================

Units sold                                                                 1,099,421                566,550
Units redeemed                                                              (513,138)              (781,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                      586,283               (215,004)
Units outstanding, beginning                                               1,345,218              1,560,222
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,931,501              1,345,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,218,147
Cost of units redeemed/account charges                                                           (3,125,162)
Net investment income (loss)                                                                           (181)
Net realized gain (loss)                                                                            112,628
Realized gain distributions                                                                          71,483
Net change in unrealized appreciation (depreciation)                                                 54,356
                                                                                       --------------------
Net assets                                                                             $          2,331,271
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.20             1,868   $         2,250              1.25%              2.1%
12/31/2013                        1.18             1,290             1,522              1.25%              7.3%
12/31/2012                        1.10             1,511             1,660              1.25%              8.2%
12/31/2011                        1.02               351               356              1.25%             -0.4%
12/31/2010                        1.02                 0                 0              1.25%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 0   $             0              1.00%              2.4%
12/31/2013                        1.19                 0                 0              1.00%              7.6%
12/31/2012                        1.11                 0                 0              1.00%              8.4%
12/31/2011                        1.02                 0                 0              1.00%             -0.1%
12/31/2010                        1.02                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23                 0   $             0              0.75%              2.6%
12/31/2013                        1.20                 0                 0              0.75%              7.9%
12/31/2012                        1.11                 0                 0              0.75%              8.7%
12/31/2011                        1.02                 0                 0              0.75%              0.1%
12/31/2010                        1.02                 0                 0              0.75%              2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              0.50%              2.9%
12/31/2013                        1.21                 0                 0              0.50%              8.2%
12/31/2012                        1.12                 0                 0              0.50%              9.0%
12/31/2011                        1.03                 0                 0              0.50%              0.4%
12/31/2010                        1.02                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.25%              3.1%
12/31/2013                        1.22                 0                 0              0.25%              8.4%
12/31/2012                        1.12                 0                 0              0.25%              9.2%
12/31/2011                        1.03                 0                 0              0.25%              0.6%
12/31/2010                        1.02                 0                 0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                64   $            81              0.00%              3.4%
12/31/2013                        1.23                55                68              0.00%              8.7%
12/31/2012                        1.13                50                56              0.00%              9.5%
12/31/2011                        1.03                 0                 0              0.00%              0.9%
12/31/2010                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.1%
      2013          1.0%
      2012          1.8%
      2011          2.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        THORNBURG LIMITED TERM U.S. GOVERNMENT FUND R3 CLASS - 885215491

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       233,698   $       239,650            17,619
                                                                         ===============   ===============
Receivables: investments sold                                      110
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       233,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       229,410           192,398   $          1.19
Band 100                                                         4,398             3,597              1.22
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $       233,808           195,995
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,229
Mortality & expense charges                                                                         (2,552)
                                                                                           ---------------
Net investment income (loss)                                                                         1,677
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,004)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   967
                                                                                           ---------------
Net gain (loss)                                                                                        (37)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,677   $              1,122
Net realized gain (loss)                                                      (1,004)                  (626)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             967                 (7,097)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,640                 (6,601)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      72,354                 19,981
Cost of units redeemed                                                       (30,326)               (40,039)
Account charges                                                                  (47)                   (51)
                                                                --------------------   --------------------
Increase (decrease)                                                           41,981                (20,109)
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,621                (26,710)
Net assets, beginning                                                        190,187                216,897
                                                                --------------------   --------------------
Net assets, ending                                              $            233,808   $            190,187
                                                                ====================   ====================

Units sold                                                                    64,053                 16,952
Units redeemed                                                               (29,029)               (33,726)
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,024                (16,774)
Units outstanding, beginning                                                 160,971                177,745
                                                                --------------------   --------------------
Units outstanding, ending                                                    195,995                160,971
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,344,625
Cost of units redeemed/account charges                                                           (1,151,145)
Net investment income (loss)                                                                         32,024
Net realized gain (loss)                                                                             12,059
Realized gain distributions                                                                           2,197
Net change in unrealized appreciation (depreciation)                                                 (5,952)
                                                                                       --------------------
Net assets                                                                             $            233,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.19               192   $           229              1.25%              0.9%
12/31/2013                        1.18               161               190              1.25%             -3.2%
12/31/2012                        1.22               178               217              1.25%              0.6%
12/31/2011                        1.21               194               235              1.25%              2.4%
12/31/2010                        1.18               263               312              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.22                 4   $             4              1.00%              1.2%
12/31/2013                        1.21                 0                 0              1.00%             -2.9%
12/31/2012                        1.25                 0                 0              1.00%              0.9%
12/31/2011                        1.23                 0                 0              1.00%              2.7%
12/31/2010                        1.20                 0                 0              1.00%              2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.25                 0   $             0              0.75%              1.4%
12/31/2013                        1.24                 0                 0              0.75%             -2.7%
12/31/2012                        1.27                 0                 0              0.75%              1.1%
12/31/2011                        1.26                 0                 0              0.75%              2.9%
12/31/2010                        1.22                 0                 0              0.75%              2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.50%              1.7%
12/31/2013                        1.26                 0                 0              0.50%             -2.4%
12/31/2012                        1.30                 0                 0              0.50%              1.4%
12/31/2011                        1.28                 0                 0              0.50%              3.2%
12/31/2010                        1.24                 0                 0              0.50%              2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.32                 0   $             0              0.25%              1.9%
12/31/2013                        1.29                 0                 0              0.25%             -2.2%
12/31/2012                        1.32                 0                 0              0.25%              1.7%
12/31/2011                        1.30                 0                 0              0.25%              3.4%
12/31/2010                        1.26                 0                 0              0.25%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                 0   $             0              0.00%              2.2%
12/31/2013                        1.32                 0                 0              0.00%             -2.0%
12/31/2012                        1.35                 0                 0              0.00%              1.9%
12/31/2011                        1.32                 0                 0              0.00%              3.7%
12/31/2010                        1.28                 0                 0              0.00%              3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.0%
      2013          1.8%
      2012          2.4%
      2011          2.7%
      2010          2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    THORNBURG VALUE FUND R3 CLASS - 885215533

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,064,194   $       736,643            21,347
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (896)
                                                       ---------------
Net assets                                             $     1,063,298
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       986,140           567,313   $          1.74
Band 100                                                        38,438            21,564              1.78
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.87
Band 25                                                             --                --              1.92
Band 0                                                          38,720            19,645              1.97
                                                       ---------------   ---------------
 Total                                                 $     1,063,298           608,522
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,959
Mortality & expense charges                                                                        (12,280)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,321)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            48,516
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                58,845
                                                                                           ---------------
Net gain (loss)                                                                                    107,361
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       100,040
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,321)  $            (10,747)
Net realized gain (loss)                                                      48,516                 79,089
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          58,845                248,267
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            100,040                316,609
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     164,612                132,617
Cost of units redeemed                                                      (159,302)              (600,350)
Account charges                                                                 (335)                  (428)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,975               (468,161)
                                                                --------------------   --------------------
Net increase (decrease)                                                      105,015               (151,552)
Net assets, beginning                                                        958,283              1,109,835
                                                                --------------------   --------------------
Net assets, ending                                              $          1,063,298   $            958,283
                                                                ====================   ====================

Units sold                                                                   134,812                105,378
Units redeemed                                                              (131,364)              (461,912)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,448               (356,534)
Units outstanding, beginning                                                 605,074                961,608
                                                                --------------------   --------------------
Units outstanding, ending                                                    608,522                605,074
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          4,970,062
Cost of units redeemed/account charges                                                           (4,208,589)
Net investment income (loss)                                                                        (77,428)
Net realized gain (loss)                                                                            (52,626)
Realized gain distributions                                                                         104,328
Net change in unrealized appreciation (depreciation)                                                327,551
                                                                                       --------------------
Net assets                                                                             $          1,063,298
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74               567   $           986              1.25%             10.1%
12/31/2013                        1.58               588               928              1.25%             37.8%
12/31/2012                        1.15               891             1,020              1.25%              9.3%
12/31/2011                        1.05             1,134             1,189              1.25%            -14.6%
12/31/2010                        1.23             1,749             2,146              1.25%              7.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.78                22   $            38              1.00%             10.4%
12/31/2013                        1.61                 0                 0              1.00%             38.2%
12/31/2012                        1.17                 0                 0              1.00%              9.6%
12/31/2011                        1.07                 0                 0              1.00%            -14.4%
12/31/2010                        1.25                 0                 0              1.00%              8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83                 0   $             0              0.75%             10.7%
12/31/2013                        1.65                 0                 0              0.75%             38.5%
12/31/2012                        1.19                 0                 0              0.75%              9.8%
12/31/2011                        1.09                 0                 0              0.75%            -14.1%
12/31/2010                        1.26                 0                 0              0.75%              8.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87                 0   $             0              0.50%             11.0%
12/31/2013                        1.69                 0                 0              0.50%             38.9%
12/31/2012                        1.22                 0                 0              0.50%             10.1%
12/31/2011                        1.10                 0                 0              0.50%            -13.9%
12/31/2010                        1.28                 0                 0              0.50%              8.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92                 0   $             0              0.25%             11.2%
12/31/2013                        1.73                 0                 0              0.25%             39.2%
12/31/2012                        1.24                 0                 0              0.25%             10.4%
12/31/2011                        1.12                 0                 0              0.25%            -13.7%
12/31/2010                        1.30                 0                 0              0.25%              8.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                20   $            39              0.00%             11.5%
12/31/2013                        1.77                17                30              0.00%             39.6%
12/31/2012                        1.27                71                90              0.00%             10.7%
12/31/2011                        1.14               150               171              0.00%            -13.5%
12/31/2010                        1.32                79               105              0.00%              9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.1%
      2012          0.0%
      2011          0.0%
      2010          0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 THORNBURG CORE GROWTH FUND R5 CLASS - 885215350

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,373,078   $     1,759,684            82,214
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,191)
                                                       ---------------
Net assets                                             $     2,371,887
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,371,887         1,782,006   $          1.33
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.44
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
 Total                                                 $     2,371,887         1,782,006
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (28,013)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,013)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,682
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (75,470)
                                                                                           ---------------
Net gain (loss)                                                                                     28,212
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           199
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,013)  $            (20,841)
Net realized gain (loss)                                                     103,682                 75,104
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (75,470)               527,401
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                199                581,664
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     705,533                462,279
Cost of units redeemed                                                      (376,828)              (278,119)
Account charges                                                                 (291)                  (223)
                                                                --------------------   --------------------
Increase (decrease)                                                          328,414                183,937
                                                                --------------------   --------------------
Net increase (decrease)                                                      328,613                765,601
Net assets, beginning                                                      2,043,274              1,277,673
                                                                --------------------   --------------------
Net assets, ending                                              $          2,371,887   $          2,043,274
                                                                ====================   ====================

Units sold                                                                   551,920                426,831
Units redeemed                                                              (293,876)              (250,675)
                                                                --------------------   --------------------
Net increase (decrease)                                                      258,044                176,156
Units outstanding, beginning                                               1,523,962              1,347,806
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,782,006              1,523,962
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         19,601,421
Cost of units redeemed/account charges                                                          (16,406,792)
Net investment income (loss)                                                                       (446,099)
Net realized gain (loss)                                                                           (990,202)
Realized gain distributions                                                                             165
Net change in unrealized appreciation (depreciation)                                                613,394
                                                                                       --------------------
Net assets                                                                             $          2,371,887
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.33             1,782   $         2,372              1.25%             -0.7%
12/31/2013                        1.34             1,524             2,043              1.25%             41.4%
12/31/2012                        0.95             1,348             1,278              1.25%             20.5%
12/31/2011                        0.79             5,364             4,221              1.25%              0.5%
12/31/2010                        0.78             8,531             6,678              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              1.00%             -0.5%
12/31/2013                        1.36                 0                 0              1.00%             41.8%
12/31/2012                        0.96                 0                 0              1.00%             20.8%
12/31/2011                        0.80                 0                 0              1.00%              0.8%
12/31/2010                        0.79                 0                 0              1.00%              9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.75%             -0.2%
12/31/2013                        1.39                 0                 0              0.75%             42.1%
12/31/2012                        0.97                 0                 0              0.75%             21.1%
12/31/2011                        0.81                 0                 0              0.75%              1.0%
12/31/2010                        0.80                 0                 0              0.75%              9.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.41                 0   $             0              0.50%              0.0%
12/31/2013                        1.41                 0                 0              0.50%             42.5%
12/31/2012                        0.99                 0                 0              0.50%             21.4%
12/31/2011                        0.81                 0                 0              0.50%              1.3%
12/31/2010                        0.80                 0                 0              0.50%              9.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.25%              0.3%
12/31/2013                        1.43                 0                 0              0.25%             42.9%
12/31/2012                        1.00                 0                 0              0.25%             21.7%
12/31/2011                        0.82                 0                 0              0.25%              1.5%
12/31/2010                        0.81                 0                 0              0.25%             10.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.00%              0.5%
12/31/2013                        1.46                 0                 0              0.00%             43.2%
12/31/2012                        1.02                 0                 0              0.00%             22.0%
12/31/2011                        0.83                 0                 0              0.00%              1.8%
12/31/2010                        0.82                 0                 0              0.00%             10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 THORNBURG CORE GROWTH FUND R3 CLASS - 885215517

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,233,514   $     1,044,562            45,189
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (743)
                                                       ---------------
Net assets                                             $     1,232,771
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       956,044           483,587   $          1.98
Band 100                                                       230,828           113,860              2.03
Band 75                                                             --                --              2.08
Band 50                                                             --                --              2.13
Band 25                                                             --                --              2.19
Band 0                                                          45,899            20,476              2.24
                                                       ---------------   ---------------
 Total                                                 $     1,232,771           617,923
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (14,908)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,908)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           124,872
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (129,667)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,795)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (19,703)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,908)  $            (11,161)
Net realized gain (loss)                                                     124,872                196,895
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (129,667)               137,574
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (19,703)               323,308
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     440,045                628,177
Cost of units redeemed                                                      (462,442)              (511,870)
Account charges                                                                 (329)                  (475)
                                                                --------------------   --------------------
Increase (decrease)                                                          (22,726)               115,832
                                                                --------------------   --------------------
Net increase (decrease)                                                      (42,429)               439,140
Net assets, beginning                                                      1,275,200                836,060
                                                                --------------------   --------------------
Net assets, ending                                              $          1,232,771   $          1,275,200
                                                                ====================   ====================

Units sold                                                                   342,946                371,118
Units redeemed                                                              (358,107)              (324,405)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,161)                46,713
Units outstanding, beginning                                                 633,084                586,371
                                                                --------------------   --------------------
Units outstanding, ending                                                    617,923                633,084
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         16,449,160
Cost of units redeemed/account charges                                                          (15,985,584)
Net investment income (loss)                                                                       (265,200)
Net realized gain (loss)                                                                            838,889
Realized gain distributions                                                                           6,554
Net change in unrealized appreciation (depreciation)                                                188,952
                                                                                       --------------------
Net assets                                                                             $          1,232,771
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.98               484   $           956              1.25%             -1.2%
12/31/2013                        2.00               600             1,201              1.25%             40.7%
12/31/2012                        1.42               575               818              1.25%             19.8%
12/31/2011                        1.19             1,136             1,349              1.25%              0.0%
12/31/2010                        1.19             1,749             2,076              1.25%              8.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03               114   $           231              1.00%             -1.0%
12/31/2013                        2.05                 1                 1              1.00%             41.0%
12/31/2012                        1.45                 1                 1              1.00%             20.1%
12/31/2011                        1.21                 0                 0              1.00%              0.3%
12/31/2010                        1.21                 0                 0              1.00%              8.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              0.75%             -0.7%
12/31/2013                        2.09                 0                 0              0.75%             41.4%
12/31/2012                        1.48                 0                 0              0.75%             20.4%
12/31/2011                        1.23                 0                 0              0.75%              0.5%
12/31/2010                        1.22                 0                 0              0.75%              9.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.50%             -0.5%
12/31/2013                        2.14                 0                 0              0.50%             41.7%
12/31/2012                        1.51                 0                 0              0.50%             20.7%
12/31/2011                        1.25                 0                 0              0.50%              0.8%
12/31/2010                        1.24                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.19                 0   $             0              0.25%             -0.3%
12/31/2013                        2.19                 0                 0              0.25%             42.1%
12/31/2012                        1.54                 0                 0              0.25%             21.1%
12/31/2011                        1.27                 0                 0              0.25%              1.0%
12/31/2010                        1.26                 0                 0              0.25%              9.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.24                20   $            46              0.00%              0.0%
12/31/2013                        2.24                33                73              0.00%             42.5%
12/31/2012                        1.57                11                18              0.00%             21.4%
12/31/2011                        1.30                 9                12              0.00%              1.3%
12/31/2010                        1.28                20                26              0.00%              9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             THORNBURG INTERNATIONAL VALUE FUND R5 CLASS - 885215368

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,919,814   $     3,995,166           142,984
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,467)
                                                       ---------------
Net assets                                             $     3,916,347
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,995,013         2,973,293   $          1.01
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.09
Band 0                                                         921,334           831,676              1.11
                                                       ---------------   ---------------
 Total                                                 $     3,916,347         3,804,969
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        62,738
Mortality & expense charges                                                                        (56,589)
                                                                                           ---------------
Net investment income (loss)                                                                         6,149
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           582,055
Realized gain distributions                                                                        344,464
Net change in unrealized appreciation (depreciation)                                            (1,486,099)
                                                                                           ---------------
Net gain (loss)                                                                                   (559,580)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (553,431)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,149   $              4,266
Net realized gain (loss)                                                     582,055              1,273,732
Realized gain distributions                                                  344,464                     --
Net change in unrealized appreciation (depreciation)                      (1,486,099)               822,349
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (553,431)             2,100,347
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     767,076              2,536,613
Cost of units redeemed                                                    (5,909,265)           (10,172,728)
Account charges                                                               (1,509)                (5,358)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,143,698)            (7,641,473)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,697,129)            (5,541,126)
Net assets, beginning                                                      9,613,476             15,154,602
                                                                --------------------   --------------------
Net assets, ending                                              $          3,916,347   $          9,613,476
                                                                ====================   ====================

Units sold                                                                   742,640              2,589,965
Units redeemed                                                            (5,754,313)            (9,722,990)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,011,673)            (7,133,025)
Units outstanding, beginning                                               8,816,642             15,949,667
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,804,969              8,816,642
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         36,841,491
Cost of units redeemed/account charges                                                          (32,798,798)
Net investment income (loss)                                                                         61,880
Net realized gain (loss)                                                                           (493,129)
Realized gain distributions                                                                         380,255
Net change in unrealized appreciation (depreciation)                                                (75,352)
                                                                                       --------------------
Net assets                                                                             $          3,916,347
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01             2,973   $         2,995              1.25%             -6.8%
12/31/2013                        1.08             7,915             8,556              1.25%             14.2%
12/31/2012                        0.95            15,110            14,302              1.25%             14.3%
12/31/2011                        0.83            15,121            12,522              1.25%            -14.1%
12/31/2010                        0.96            12,712            12,259              1.25%             12.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%             -6.6%
12/31/2013                        1.10                 0                 0              1.00%             14.5%
12/31/2012                        0.96                 0                 0              1.00%             14.6%
12/31/2011                        0.84                 0                 0              1.00%            -13.9%
12/31/2010                        0.97                 0                 0              1.00%             12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              0.75%             -6.3%
12/31/2013                        1.12                 0                 0              0.75%             14.8%
12/31/2012                        0.97                 0                 0              0.75%             14.9%
12/31/2011                        0.85                 0                 0              0.75%            -13.7%
12/31/2010                        0.98                 0                 0              0.75%             13.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%             -6.1%
12/31/2013                        1.14                 0                 0              0.50%             15.1%
12/31/2012                        0.99                 0                 0              0.50%             15.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.5%
12/31/2010                        0.99                 0                 0              0.50%             13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%             -5.9%
12/31/2013                        1.15                 0                 0              0.25%             15.3%
12/31/2012                        1.00                 0                 0              0.25%             15.4%
12/31/2011                        0.87                 0                 0              0.25%            -13.3%
12/31/2010                        1.00               837               837              0.25%             13.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11               832   $           921              0.00%             -5.6%
12/31/2013                        1.17               901             1,058              0.00%             15.6%
12/31/2012                        1.02               840               853              0.00%             15.7%
12/31/2011                        0.88               814               714              0.00%            -13.1%
12/31/2010                        1.01               610               615              0.00%             14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          1.5%
      2012          1.3%
      2011          1.4%
      2010          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             THORNBURG INTERNATIONAL VALUE FUND R3 CLASS - 885215525

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,329,496   $     4,255,871           161,714
                                                                         ===============   ===============
Receivables: investments sold                                   12,537
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,342,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,686,687         2,281,988   $          1.62
Band 100                                                       411,250           248,240              1.66
Band 75                                                             --                --              1.70
Band 50                                                             42                24              1.74
Band 25                                                             --                --              1.79
Band 0                                                         244,054           133,231              1.83
                                                       ---------------   ---------------
 Total                                                 $     4,342,033         2,663,483
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        33,203
Mortality & expense charges                                                                        (61,213)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,010)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           730,862
Realized gain distributions                                                                        379,010
Net change in unrealized appreciation (depreciation)                                            (1,547,337)
                                                                                           ---------------
Net gain (loss)                                                                                   (437,465)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (465,475)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,010)  $            (48,495)
Net realized gain (loss)                                                     730,862                534,964
Realized gain distributions                                                  379,010                     --
Net change in unrealized appreciation (depreciation)                      (1,547,337)               712,673
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (465,475)             1,199,142
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,103,953              2,066,543
Cost of units redeemed                                                    (4,810,954)            (4,508,752)
Account charges                                                               (3,756)                (6,901)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,710,757)            (2,449,110)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,176,232)            (1,249,968)
Net assets, beginning                                                      8,518,265              9,768,233
                                                                --------------------   --------------------
Net assets, ending                                              $          4,342,033   $          8,518,265
                                                                ====================   ====================

Units sold                                                                   813,682              1,393,944
Units redeemed                                                            (3,019,955)            (2,858,937)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,206,273)            (1,464,993)
Units outstanding, beginning                                               4,869,756              6,334,749
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,663,483              4,869,756
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         28,659,568
Cost of units redeemed/account charges                                                          (26,986,217)
Net investment income (loss)                                                                       (221,927)
Net realized gain (loss)                                                                          1,598,496
Realized gain distributions                                                                       1,218,488
Net change in unrealized appreciation (depreciation)                                                 73,625
                                                                                       --------------------
Net assets                                                                             $          4,342,033
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.62             2,282   $         3,687              1.25%             -7.2%
12/31/2013                        1.74             4,659             8,114              1.25%             13.7%
12/31/2012                        1.53             5,856             8,972              1.25%             13.7%
12/31/2011                        1.35             6,055             8,156              1.25%            -14.5%
12/31/2010                        1.58             5,036             7,938              1.25%             12.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.66               248   $           411              1.00%             -7.0%
12/31/2013                        1.78                34                61              1.00%             13.9%
12/31/2012                        1.56               111               173              1.00%             14.0%
12/31/2011                        1.37               105               144              1.00%            -14.3%
12/31/2010                        1.60                92               147              1.00%             12.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.70                 0   $             0              0.75%             -6.8%
12/31/2013                        1.82                 0                 0              0.75%             14.2%
12/31/2012                        1.60                 0                 0              0.75%             14.3%
12/31/2011                        1.40                 0                 0              0.75%            -14.1%
12/31/2010                        1.62                 0                 0              0.75%             12.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.74                 0   $             0              0.50%             -6.5%
12/31/2013                        1.86                 0                 0              0.50%             14.5%
12/31/2012                        1.63                 1                 2              0.50%             14.6%
12/31/2011                        1.42                 1                 2              0.50%            -13.9%
12/31/2010                        1.65                 1                 2              0.50%             13.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.79                 0   $             0              0.25%             -6.3%
12/31/2013                        1.91                 0                 0              0.25%             14.8%
12/31/2012                        1.66                 0                 0              0.25%             14.9%
12/31/2011                        1.45                 0                 0              0.25%            -13.7%
12/31/2010                        1.67                 0                 0              0.25%             13.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83               133   $           244              0.00%             -6.1%
12/31/2013                        1.95               176               343              0.00%             15.1%
12/31/2012                        1.69               367               622              0.00%             15.2%
12/31/2011                        1.47               410               603              0.00%            -13.5%
12/31/2010                        1.70               329               560              0.00%             13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.7%
      2012          0.9%
      2011          0.9%
      2010          0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          THORNBURG INVESTMENT INCOME BUILDER FUND R5 CLASS - 885215236

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       984,864   $     1,011,936            46,976
                                                                         ===============   ===============
Receivables: investments sold                                    1,632
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       986,496
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       986,496           653,384   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $       986,496           653,384
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        23,522
Mortality & expense charges                                                                         (6,131)
                                                                                           ---------------
Net investment income (loss)                                                                        17,391
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,574
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (33,986)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,412)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,979
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,391   $              1,518
Net realized gain (loss)                                                      24,574                    583
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (33,986)                 6,751
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,979                  8,852
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,245,648                499,915
Cost of units redeemed                                                    (1,547,117)              (234,199)
Account charges                                                               (1,168)                  (303)
                                                                --------------------   --------------------
Increase (decrease)                                                          697,363                265,413
                                                                --------------------   --------------------
Net increase (decrease)                                                      705,342                274,265
Net assets, beginning                                                        281,154                  6,889
                                                                --------------------   --------------------
Net assets, ending                                              $            986,496   $            281,154
                                                                ====================   ====================

Units sold                                                                 1,468,273                351,356
Units redeemed                                                            (1,007,660)              (164,029)
                                                                --------------------   --------------------
Net increase (decrease)                                                      460,613                187,327
Units outstanding, beginning                                                 192,771                  5,444
                                                                --------------------   --------------------
Units outstanding, ending                                                    653,384                192,771
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          2,752,118
Cost of units redeemed/account charges                                                           (1,782,905)
Net investment income (loss)                                                                         19,200
Net realized gain (loss)                                                                             25,155
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (27,072)
                                                                                       --------------------
Net assets                                                                             $            986,496
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51               653   $           986              1.25%              3.5%
12/31/2013                        1.46               193               281              1.25%             15.3%
12/31/2012                        1.27                 5                 7              1.25%             10.3%
12/31/2011                        1.15                 0                 0              1.25%             -0.7%
12/31/2010                        1.15                 0                 0              1.25%             15.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              1.00%              3.8%
12/31/2013                        1.47                 0                 0              1.00%             15.5%
12/31/2012                        1.27                 0                 0              1.00%             10.6%
12/31/2011                        1.15                 0                 0              1.00%             -0.4%
12/31/2010                        1.16                 0                 0              1.00%             15.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.75%              4.0%
12/31/2013                        1.48                 0                 0              0.75%             15.8%
12/31/2012                        1.28                 0                 0              0.75%             10.9%
12/31/2011                        1.16                 0                 0              0.75%             -0.2%
12/31/2010                        1.16                 0                 0              0.75%             15.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.50%              4.3%
12/31/2013                        1.50                 0                 0              0.50%             16.1%
12/31/2012                        1.29                 0                 0              0.50%             11.2%
12/31/2011                        1.16                 0                 0              0.50%              0.1%
12/31/2010                        1.16                 0                 0              0.50%             16.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              4.6%
12/31/2013                        1.51                 0                 0              0.25%             16.4%
12/31/2012                        1.30                 0                 0              0.25%             11.4%
12/31/2011                        1.17                 0                 0              0.25%              0.3%
12/31/2010                        1.16                 0                 0              0.25%             16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              4.8%
12/31/2013                        1.53                 0                 0              0.00%             16.7%
12/31/2012                        1.31                 0                 0              0.00%             11.7%
12/31/2011                        1.17                 0                 0              0.00%              0.6%
12/31/2010                        1.16                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.7%
      2013          1.4%
      2012         10.5%
      2011          0.0%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          THORNBURG INVESTMENT INCOME BUILDER FUND R3 CLASS - 885215384

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,443,542   $     1,468,139            69,711
                                                                         ===============   ===============
Receivables: investments sold                                   10,648
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,454,190
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,284,605           870,670   $          1.48
Band 100                                                        72,519            48,590              1.49
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                          97,066            62,115              1.56
                                                       ---------------   ---------------
 Total                                                 $     1,454,190           981,375
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        45,060
Mortality & expense charges                                                                        (11,931)
                                                                                           ---------------
Net investment income (loss)                                                                        33,129
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,777
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (53,053)
                                                                                           ---------------
Net gain (loss)                                                                                    (40,276)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,147)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             33,129   $             12,764
Net realized gain (loss)                                                      12,777                  3,761
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (53,053)                24,729
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,147)                41,254
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,048,512                403,425
Cost of units redeemed                                                      (185,293)               (50,358)
Account charges                                                                 (328)                  (175)
                                                                --------------------   --------------------
Increase (decrease)                                                          862,891                352,892
                                                                --------------------   --------------------
Net increase (decrease)                                                      855,744                394,146
Net assets, beginning                                                        598,446                204,300
                                                                --------------------   --------------------
Net assets, ending                                              $          1,454,190   $            598,446
                                                                ====================   ====================

Units sold                                                                   727,638                293,819
Units redeemed                                                              (164,047)               (39,555)
                                                                --------------------   --------------------
Net increase (decrease)                                                      563,591                254,264
Units outstanding, beginning                                                 417,784                163,520
                                                                --------------------   --------------------
Units outstanding, ending                                                    981,375                417,784
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,700,814
Cost of units redeemed/account charges                                                             (296,849)
Net investment income (loss)                                                                         58,781
Net realized gain (loss)                                                                             16,041
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (24,597)
                                                                                       --------------------
Net assets                                                                             $          1,454,190
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.48               871   $         1,285              1.25%              3.0%
12/31/2013                        1.43               418               598              1.25%             14.7%
12/31/2012                        1.25               164               204              1.25%              9.8%
12/31/2011                        1.14               146               166              1.25%             -1.2%
12/31/2010                        1.15                19                21              1.25%             15.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                49   $            73              1.00%              3.3%
12/31/2013                        1.45                 0                 0              1.00%             14.9%
12/31/2012                        1.26                 0                 0              1.00%             10.1%
12/31/2011                        1.14                 0                 0              1.00%             -0.9%
12/31/2010                        1.15                 0                 0              1.00%             15.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%              3.5%
12/31/2013                        1.46                 0                 0              0.75%             15.2%
12/31/2012                        1.27                 0                 0              0.75%             10.4%
12/31/2011                        1.15                 0                 0              0.75%             -0.7%
12/31/2010                        1.15                 0                 0              0.75%             15.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%              3.8%
12/31/2013                        1.47                 0                 0              0.50%             15.5%
12/31/2012                        1.27                 0                 0              0.50%             10.6%
12/31/2011                        1.15                 0                 0              0.50%             -0.4%
12/31/2010                        1.16                 0                 0              0.50%             15.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%              4.0%
12/31/2013                        1.48                 0                 0              0.25%             15.8%
12/31/2012                        1.28                 0                 0              0.25%             10.9%
12/31/2011                        1.16                 0                 0              0.25%             -0.2%
12/31/2010                        1.16                 0                 0              0.25%             15.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                62   $            97              0.00%              4.3%
12/31/2013                        1.50                 0                 0              0.00%             16.1%
12/31/2012                        1.29                 0                 0              0.00%             11.2%
12/31/2011                        1.16                 0                 0              0.00%              0.1%
12/31/2010                        1.16                 0                 0              0.00%             16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.4%
      2013          4.4%
      2012          5.7%
      2011          6.0%
      2010          1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             THORNBURG LIMITED TERM INCOME FUND R3 CLASS - 885215483

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,326,631   $    17,448,554         1,285,907
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (108,336)
                                                       ---------------
Net assets                                             $    17,218,295
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,192,183        11,883,438   $          1.36
Band 100                                                       656,663           469,944              1.40
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.51
Band 0                                                         369,449           239,130              1.54
                                                       ---------------   ---------------
 Total                                                 $    17,218,295        12,592,512
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       279,601
Mortality & expense charges                                                                       (169,161)
                                                                                           ---------------
Net investment income (loss)                                                                       110,440
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,514)
Realized gain distributions                                                                         88,266
Net change in unrealized appreciation (depreciation)                                                26,788
                                                                                           ---------------
Net gain (loss)                                                                                    106,540
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       216,980
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            110,440   $             79,126
Net realized gain (loss)                                                      (8,514)                68,731
Realized gain distributions                                                   88,266                 53,061
Net change in unrealized appreciation (depreciation)                          26,788               (317,457)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            216,980               (116,539)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,197,088             12,884,399
Cost of units redeemed                                                    (7,088,203)           (10,853,355)
Account charges                                                              (39,678)               (20,348)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,069,207              2,010,696
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,286,187              1,894,157
Net assets, beginning                                                      9,932,108              8,037,951
                                                                --------------------   --------------------
Net assets, ending                                              $         17,218,295   $          9,932,108
                                                                ====================   ====================

Units sold                                                                11,062,850              9,685,150
Units redeemed                                                            (5,878,915)            (8,153,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,183,935              1,531,818
Units outstanding, beginning                                               7,408,577              5,876,759
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,592,512              7,408,577
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         45,599,164
Cost of units redeemed/account charges                                                          (29,515,248)
Net investment income (loss)                                                                        718,943
Net realized gain (loss)                                                                            331,507
Realized gain distributions                                                                         205,852
Net change in unrealized appreciation (depreciation)                                               (121,923)
                                                                                       --------------------
Net assets                                                                             $         17,218,295
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36            11,883   $        16,192              1.25%              2.1%
12/31/2013                        1.33             7,136             9,524              1.25%             -1.5%
12/31/2012                        1.36             5,363             7,268              1.25%              6.1%
12/31/2011                        1.28             2,672             3,413              1.25%              3.8%
12/31/2010                        1.23             2,067             2,545              1.25%              5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40               470   $           657              1.00%              2.3%
12/31/2013                        1.37                 1                 2              1.00%             -1.3%
12/31/2012                        1.38                 1                 2              1.00%              6.4%
12/31/2011                        1.30                 1                 1              1.00%              4.0%
12/31/2010                        1.25                 1                 1              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                 0   $             0              0.75%              2.6%
12/31/2013                        1.40                 0                 0              0.75%             -1.0%
12/31/2012                        1.41                 0                 0              0.75%              6.6%
12/31/2011                        1.32                 0                 0              0.75%              4.3%
12/31/2010                        1.27                 0                 0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.50%              2.9%
12/31/2013                        1.43                 0                 0              0.50%             -0.8%
12/31/2012                        1.44                 0                 0              0.50%              6.9%
12/31/2011                        1.34                 0                 0              0.50%              4.5%
12/31/2010                        1.29                 0                 0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.25%              3.1%
12/31/2013                        1.46                 0                 0              0.25%             -0.5%
12/31/2012                        1.47                 0                 0              0.25%              7.2%
12/31/2011                        1.37                 0                 0              0.25%              4.8%
12/31/2010                        1.31                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               239   $           369              0.00%              3.4%
12/31/2013                        1.49               271               406              0.00%             -0.3%
12/31/2012                        1.50               513               769              0.00%              7.4%
12/31/2011                        1.40                93               130              0.00%              5.1%
12/31/2010                        1.33               143               190              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.1%
      2013          1.8%
      2012          2.8%
      2011          3.3%
      2010          4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           TIAA-CREF SOCIAL CHOICE EQUITY RETIREMENT CLASS - 87244W755

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,244,206   $     2,035,996           132,489
                                                                         ===============   ===============
Receivables: investments sold                                    9,433
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,253,639
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,253,639         1,207,433   $          1.87
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.91
Band 50                                                             --                --              1.94
Band 25                                                             --                --              1.96
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $     2,253,639         1,207,433
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        24,838
Mortality & expense charges                                                                        (26,062)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,224)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           166,977
Realized gain distributions                                                                         24,352
Net change in unrealized appreciation (depreciation)                                                14,513
                                                                                           ---------------
Net gain (loss)                                                                                    205,842
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       204,618
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,224)  $              3,632
Net realized gain (loss)                                                     166,977                 73,101
Realized gain distributions                                                   24,352                 11,285
Net change in unrealized appreciation (depreciation)                          14,513                151,817
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            204,618                239,835
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,713,371                724,065
Cost of units redeemed                                                      (929,374)              (348,346)
Account charges                                                               (2,194)                  (735)
                                                                --------------------   --------------------
Increase (decrease)                                                          781,803                374,984
                                                                --------------------   --------------------
Net increase (decrease)                                                      986,421                614,819
Net assets, beginning                                                      1,267,218                652,399
                                                                --------------------   --------------------
Net assets, ending                                              $          2,253,639   $          1,267,218
                                                                ====================   ====================

Units sold                                                                   983,914                466,366
Units redeemed                                                              (520,774)              (228,752)
                                                                --------------------   --------------------
Net increase (decrease)                                                      463,140                237,614
Units outstanding, beginning                                                 744,293                506,679
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,207,433                744,293
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          3,185,288
Cost of units redeemed/account charges                                                           (1,440,484)
Net investment income (loss)                                                                         10,080
Net realized gain (loss)                                                                            254,908
Realized gain distributions                                                                          35,637
Net change in unrealized appreciation (depreciation)                                                208,210
                                                                                       --------------------
Net assets                                                                             $          2,253,639
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.87             1,207   $         2,254              1.25%              9.6%
12/31/2013                        1.70               744             1,267              1.25%             32.2%
12/31/2012                        1.29               507               652              1.25%             12.4%
12/31/2011                        1.15               295               337              1.25%             -1.5%
12/31/2010                        1.16               178               207              1.25%             14.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              1.00%              9.9%
12/31/2013                        1.72                 0                 0              1.00%             32.6%
12/31/2012                        1.30                 0                 0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%             -1.2%
12/31/2010                        1.17                 0                 0              1.00%             14.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.91                 0   $             0              0.75%             10.2%
12/31/2013                        1.74                 0                 0              0.75%             32.9%
12/31/2012                        1.31                 0                 0              0.75%             13.0%
12/31/2011                        1.16                 0                 0              0.75%             -1.0%
12/31/2010                        1.17                 0                 0              0.75%             14.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.50%             10.5%
12/31/2013                        1.75                 0                 0              0.50%             33.2%
12/31/2012                        1.32                 0                 0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%             -0.8%
12/31/2010                        1.17                 0                 0              0.50%             15.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.96                 0   $             0              0.25%             10.7%
12/31/2013                        1.77                 0                 0              0.25%             33.6%
12/31/2012                        1.33                 0                 0              0.25%             13.6%
12/31/2011                        1.17                 0                 0              0.25%             -0.5%
12/31/2010                        1.17                 0                 0              0.25%             15.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.00%             11.0%
12/31/2013                        1.79                 0                 0              0.00%             33.9%
12/31/2012                        1.34                 0                 0              0.00%             13.9%
12/31/2011                        1.17                 0                 0              0.00%             -0.3%
12/31/2010                        1.18                 0                 0              0.00%             15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.4%
      2013          1.5%
      2012          2.3%
      2011          1.7%
      2010          2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TIAA-CREF BOND INDEX FUND RETIREMENT CLASS - 87245M855

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,309,842   $     2,285,201           221,653
                                                                         ===============   ===============
Receivables: investments sold                                  110,608
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,420,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,420,102         2,171,313   $          1.11
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.17
Band 0                                                             348               295              1.18
                                                       ---------------   ---------------
 Total                                                 $     2,420,450         2,171,608
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        32,371
Mortality & expense charges                                                                        (20,964)
                                                                                           ---------------
Net investment income (loss)                                                                        11,407
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               341
Realized gain distributions                                                                          1,926
Net change in unrealized appreciation (depreciation)                                                58,063
                                                                                           ---------------
Net gain (loss)                                                                                     60,330
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        71,737
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,407   $              3,907
Net realized gain (loss)                                                         341                   (863)
Realized gain distributions                                                    1,926                    725
Net change in unrealized appreciation (depreciation)                          58,063                (47,279)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,737                (43,510)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,270,726                508,821
Cost of units redeemed                                                    (1,257,313)              (186,333)
Account charges                                                               (2,670)                   (49)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,010,743                322,439
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,082,480                278,929
Net assets, beginning                                                      1,337,970              1,059,041
                                                                --------------------   --------------------
Net assets, ending                                              $          2,420,450   $          1,337,970
                                                                ====================   ====================

Units sold                                                                 2,065,865                471,345
Units redeemed                                                            (1,147,494)              (172,478)
                                                                --------------------   --------------------
Net increase (decrease)                                                      918,371                298,867
Units outstanding, beginning                                               1,253,237                954,370
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,171,608              1,253,237
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,046,749
Cost of units redeemed/account charges                                                           (1,674,563)
Net investment income (loss)                                                                         19,109
Net realized gain (loss)                                                                                871
Realized gain distributions                                                                           3,643
Net change in unrealized appreciation (depreciation)                                                 24,641
                                                                                       --------------------
Net assets                                                                             $          2,420,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11             2,171   $         2,420              1.25%              4.4%
12/31/2013                        1.07             1,253             1,338              1.25%             -3.8%
12/31/2012                        1.11               954             1,059              1.25%              2.5%
12/31/2011                        1.08                66                72              1.25%              6.0%
12/31/2010                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              1.00%              4.7%
12/31/2013                        1.08                 0                 0              1.00%             -3.5%
12/31/2012                        1.12                 0                 0              1.00%              2.7%
12/31/2011                        1.09                 0                 0              1.00%              6.3%
12/31/2010                        1.02                 0                 0              1.00%              2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.14                 0   $             0              0.75%              4.9%
12/31/2013                        1.09                 0                 0              0.75%             -3.3%
12/31/2012                        1.12                 0                 0              0.75%              3.0%
12/31/2011                        1.09                 0                 0              0.75%              6.6%
12/31/2010                        1.02                 0                 0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.50%              5.2%
12/31/2013                        1.10                 0                 0              0.50%             -3.1%
12/31/2012                        1.13                 0                 0              0.50%              3.2%
12/31/2011                        1.10                 0                 0              0.50%              6.8%
12/31/2010                        1.03                 0                 0              0.50%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.25%              5.4%
12/31/2013                        1.11                 0                 0              0.25%             -2.8%
12/31/2012                        1.14                 0                 0              0.25%              3.5%
12/31/2011                        1.10                 0                 0              0.25%              7.1%
12/31/2010                        1.03                 0                 0              0.25%              2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.18                 0   $             0              0.00%              5.7%
12/31/2013                        1.12                 0                 0              0.00%             -2.6%
12/31/2012                        1.15                 0                 0              0.00%              3.8%
12/31/2011                        1.10                 0                 0              0.00%              7.4%
12/31/2010                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          1.5%
      2012          2.4%
      2011          2.1%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND RETIREMENT CLASS - 87245M244

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       615,063   $       664,189            63,049
                                                                         ===============   ===============
Receivables: investments sold                                    3,450
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       618,513
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       618,513           578,823   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       618,513           578,823
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        12,523
Mortality & expense charges                                                                         (4,683)
                                                                                           ---------------
Net investment income (loss)                                                                         7,840
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               852
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (49,130)
                                                                                           ---------------
Net gain (loss)                                                                                    (48,278)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (40,438)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,840   $                 12
Net realized gain (loss)                                                         852                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (49,130)                     4
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (40,438)                    16
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     812,145                  4,235
Cost of units redeemed                                                      (153,604)                (2,082)
Account charges                                                               (1,758)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                          656,783                  2,152
                                                                --------------------   --------------------
Net increase (decrease)                                                      616,345                  2,168
Net assets, beginning                                                          2,168                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            618,513   $              2,168
                                                                ====================   ====================

Units sold                                                                   718,184                  3,809
Units redeemed                                                              (141,294)                (1,876)
                                                                --------------------   --------------------
Net increase (decrease)                                                      576,890                  1,933
Units outstanding, beginning                                                   1,933                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    578,823                  1,933
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            816,380
Cost of units redeemed/account charges                                                             (157,445)
Net investment income (loss)                                                                          7,852
Net realized gain (loss)                                                                                852
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (49,126)
                                                                                       --------------------
Net assets                                                                             $            618,513
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07               579   $           619              1.25%             -4.7%
12/31/2013                        1.12                 2                 2              0.00%             12.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%             -4.5%
12/31/2013                        1.12                 0                 0              0.00%             12.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%             -4.2%
12/31/2013                        1.12                 0                 0              0.00%             12.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%             -4.0%
12/31/2013                        1.13                 0                 0              0.00%             12.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%             -3.8%
12/31/2013                        1.13                 0                 0              0.00%             12.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.00%             -3.5%
12/31/2013                        1.13                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.0%
      2013          1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TIAA-CREF GROWTH & INCOME RETIREMENT CLASS - 87244W763

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,132,747   $     3,090,543           259,524
                                                                         ===============   ===============
Receivables: investments sold                                   38,638
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,171,385
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,171,385         1,654,521   $          1.92
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              1.99
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.04
                                                       ---------------   ---------------
 Total                                                 $     3,171,385         1,654,521
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        27,477
Mortality & expense charges                                                                        (43,679)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,202)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           373,226
Realized gain distributions                                                                        234,204
Net change in unrealized appreciation (depreciation)                                              (235,673)
                                                                                           ---------------
Net gain (loss)                                                                                    371,757
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       355,555
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,202)  $             (5,238)
Net realized gain (loss)                                                     373,226                 23,382
Realized gain distributions                                                  234,204                213,698
Net change in unrealized appreciation (depreciation)                        (235,673)               267,021
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            355,555                498,863
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,403,661              2,009,812
Cost of units redeemed                                                    (2,217,191)              (230,072)
Account charges                                                               (1,194)                  (207)
                                                                --------------------   --------------------
Increase (decrease)                                                         (814,724)             1,779,533
                                                                --------------------   --------------------
Net increase (decrease)                                                     (459,169)             2,278,396
Net assets, beginning                                                      3,630,554              1,352,158
                                                                --------------------   --------------------
Net assets, ending                                              $          3,171,385   $          3,630,554
                                                                ====================   ====================

Units sold                                                                   757,602              1,201,200
Units redeemed                                                            (1,177,802)              (149,158)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (420,200)             1,052,042
Units outstanding, beginning                                               2,074,721              1,022,679
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,654,521              2,074,721
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          5,180,873
Cost of units redeemed/account charges                                                           (2,972,439)
Net investment income (loss)                                                                        (19,072)
Net realized gain (loss)                                                                            432,520
Realized gain distributions                                                                         507,299
Net change in unrealized appreciation (depreciation)                                                 42,204
                                                                                       --------------------
Net assets                                                                             $          3,171,385
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92             1,655   $         3,171              1.25%              9.5%
12/31/2013                        1.75             2,075             3,631              1.25%             32.4%
12/31/2012                        1.32             1,023             1,352              1.25%             14.7%
12/31/2011                        1.15               349               402              1.25%              1.5%
12/31/2010                        1.14                55                63              1.25%             11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%              9.8%
12/31/2013                        1.77                 0                 0              1.00%             32.7%
12/31/2012                        1.33                 0                 0              1.00%             15.0%
12/31/2011                        1.16                 0                 0              1.00%              1.8%
12/31/2010                        1.14                 0                 0              1.00%             11.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%             10.1%
12/31/2013                        1.79                 0                 0              0.75%             33.0%
12/31/2012                        1.34                 0                 0              0.75%             15.3%
12/31/2011                        1.16                 0                 0              0.75%              2.0%
12/31/2010                        1.14                 0                 0              0.75%             12.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.50%             10.4%
12/31/2013                        1.80                 0                 0              0.50%             33.3%
12/31/2012                        1.35                 0                 0              0.50%             15.6%
12/31/2011                        1.17                 0                 0              0.50%              2.3%
12/31/2010                        1.14                 0                 0              0.50%             12.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.25%             10.6%
12/31/2013                        1.82                 0                 0              0.25%             33.7%
12/31/2012                        1.36                 0                 0              0.25%             15.9%
12/31/2011                        1.18                 0                 0              0.25%              2.5%
12/31/2010                        1.15                 0                 0              0.25%             12.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04                 0   $             0              0.00%             10.9%
12/31/2013                        1.84                 0                 0              0.00%             34.0%
12/31/2012                        1.37                 0                 0              0.00%             16.2%
12/31/2011                        1.18                 0                 0              0.00%              2.8%
12/31/2010                        1.15                 0                 0              0.00%             12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.8%
      2013          0.7%
      2012          1.8%
      2011          0.9%
      2010          0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF INTERNATIONAL EQUITY INDEX RETIREMENT CLASS - 87244W490

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,523,114   $     3,817,528           201,968
                                                                         ===============   ===============
Receivables: investments sold                                   73,937
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,597,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,596,946         2,931,563   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.29
Band 0                                                             105                80              1.31
                                                       ---------------   ---------------
 Total                                                 $     3,597,051         2,931,643
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       123,984
Mortality & expense charges                                                                        (45,068)
                                                                                           ---------------
Net investment income (loss)                                                                        78,916
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           272,213
Realized gain distributions                                                                          5,860
Net change in unrealized appreciation (depreciation)                                              (598,867)
                                                                                           ---------------
Net gain (loss)                                                                                   (320,794)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (241,878)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             78,916   $             28,484
Net realized gain (loss)                                                     272,213                 20,985
Realized gain distributions                                                    5,860                     --
Net change in unrealized appreciation (depreciation)                        (598,867)               227,448
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (241,878)               276,917
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,812,712                706,790
Cost of units redeemed                                                    (1,910,799)              (213,686)
Account charges                                                               (3,125)                  (230)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,898,788                492,874
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,656,910                769,791
Net assets, beginning                                                      1,940,141              1,170,350
                                                                --------------------   --------------------
Net assets, ending                                              $          3,597,051   $          1,940,141
                                                                ====================   ====================

Units sold                                                                 2,914,761                582,279
Units redeemed                                                            (1,455,488)              (177,138)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,459,273                405,141
Units outstanding, beginning                                               1,472,370              1,067,229
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,931,643              1,472,370
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,867,943
Cost of units redeemed/account charges                                                           (2,395,508)
Net investment income (loss)                                                                        132,771
Net realized gain (loss)                                                                            280,399
Realized gain distributions                                                                           5,860
Net change in unrealized appreciation (depreciation)                                               (294,414)
                                                                                       --------------------
Net assets                                                                             $          3,597,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.23             2,932   $         3,597              1.25%             -6.9%
12/31/2013                        1.32             1,472             1,940              1.25%             20.2%
12/31/2012                        1.10             1,067             1,170              1.25%             17.3%
12/31/2011                        0.94               259               242              1.25%            -13.4%
12/31/2010                        1.08                52                56              1.25%              6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.24                 0   $             0              1.00%             -6.7%
12/31/2013                        1.33                 0                 0              1.00%             20.5%
12/31/2012                        1.10                 0                 0              1.00%             17.6%
12/31/2011                        0.94                 0                 0              1.00%            -13.2%
12/31/2010                        1.08                 0                 0              1.00%              6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.26                 0   $             0              0.75%             -6.4%
12/31/2013                        1.34                 0                 0              0.75%             20.8%
12/31/2012                        1.11                 0                 0              0.75%             17.8%
12/31/2011                        0.94                 0                 0              0.75%            -13.0%
12/31/2010                        1.09                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.27                 0   $             0              0.50%             -6.2%
12/31/2013                        1.36                 0                 0              0.50%             21.1%
12/31/2012                        1.12                 0                 0              0.50%             18.1%
12/31/2011                        0.95                 0                 0              0.50%            -12.8%
12/31/2010                        1.09                 0                 0              0.50%              6.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.29                 0   $             0              0.25%             -5.9%
12/31/2013                        1.37                 0                 0              0.25%             21.4%
12/31/2012                        1.13                 0                 0              0.25%             18.4%
12/31/2011                        0.95                 0                 0              0.25%            -12.5%
12/31/2010                        1.09                 0                 0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.31                 0   $             0              0.00%             -5.7%
12/31/2013                        1.39                 0                 0              0.00%             21.7%
12/31/2012                        1.14                 0                 0              0.00%             18.7%
12/31/2011                        0.96                 0                 0              0.00%            -12.3%
12/31/2010                        1.09                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.5%
      2013          3.0%
      2012          4.5%
      2011          4.1%
      2010          2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP GROWTH INDEX RETIREMENT CLASS - 87244W672

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,634,959   $     6,387,455           364,344
                                                                         ===============   ===============
Receivables: investments sold                                   12,627
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,647,586
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,647,586         3,883,466   $          1.97
Band 100                                                            --                --              1.99
Band 75                                                             --                --              2.02
Band 50                                                             --                --              2.05
Band 25                                                             --                --              2.07
Band 0                                                              --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $     7,647,586         3,883,466
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        86,155
Mortality & expense charges                                                                        (94,708)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,553)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           674,159
Realized gain distributions                                                                        121,208
Net change in unrealized appreciation (depreciation)                                                71,659
                                                                                           ---------------
Net gain (loss)                                                                                    867,026
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       858,473
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,553)  $             10,786
Net realized gain (loss)                                                     674,159                103,783
Realized gain distributions                                                  121,208                 18,578
Net change in unrealized appreciation (depreciation)                          71,659              1,129,104
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            858,473              1,262,251
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,576,488              2,369,799
Cost of units redeemed                                                    (2,882,417)            (1,394,892)
Account charges                                                               (1,578)                  (827)
                                                                --------------------   --------------------
Increase (decrease)                                                          692,493                974,080
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,550,966              2,236,331
Net assets, beginning                                                      6,096,620              3,860,289
                                                                --------------------   --------------------
Net assets, ending                                              $          7,647,586   $          6,096,620
                                                                ====================   ====================

Units sold                                                                 1,966,978              1,477,650
Units redeemed                                                            (1,530,210)              (898,143)
                                                                --------------------   --------------------
Net increase (decrease)                                                      436,768                579,507
Units outstanding, beginning                                               3,446,698              2,867,191
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,883,466              3,446,698
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,340,644
Cost of units redeemed/account charges                                                           (4,918,414)
Net investment income (loss)                                                                         41,294
Net realized gain (loss)                                                                            796,772
Realized gain distributions                                                                         139,786
Net change in unrealized appreciation (depreciation)                                              1,247,504
                                                                                       --------------------
Net assets                                                                             $          7,647,586
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97             3,883   $         7,648              1.25%             11.3%
12/31/2013                        1.77             3,447             6,097              1.25%             31.4%
12/31/2012                        1.35             2,867             3,860              1.25%             13.5%
12/31/2011                        1.19               360               428              1.25%              1.0%
12/31/2010                        1.17                 0                 0              1.25%             14.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              1.00%             11.6%
12/31/2013                        1.79                 0                 0              1.00%             31.7%
12/31/2012                        1.36                 0                 0              1.00%             13.8%
12/31/2011                        1.19                 0                 0              1.00%              1.3%
12/31/2010                        1.18                 0                 0              1.00%             15.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.75%             11.9%
12/31/2013                        1.80                 0                 0              0.75%             32.0%
12/31/2012                        1.37                 0                 0              0.75%             14.0%
12/31/2011                        1.20                 0                 0              0.75%              1.5%
12/31/2010                        1.18                 0                 0              0.75%             15.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.50%             12.2%
12/31/2013                        1.82                 0                 0              0.50%             32.4%
12/31/2012                        1.38                 0                 0              0.50%             14.3%
12/31/2011                        1.20                 0                 0              0.50%              1.8%
12/31/2010                        1.18                 0                 0              0.50%             15.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.07                 0   $             0              0.25%             12.5%
12/31/2013                        1.84                 0                 0              0.25%             32.7%
12/31/2012                        1.39                 0                 0              0.25%             14.6%
12/31/2011                        1.21                 0                 0              0.25%              2.1%
12/31/2010                        1.19                 0                 0              0.25%             16.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              0.00%             12.7%
12/31/2013                        1.86                 0                 0              0.00%             33.0%
12/31/2012                        1.40                 0                 0              0.00%             14.9%
12/31/2011                        1.22                 0                 0              0.00%              2.3%
12/31/2010                        1.19                 0                 0              0.00%             16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          1.4%
      2012          2.8%
      2011          2.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP VALUE INDEX RETIREMENT CLASS - 87244W656

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,356,805   $     4,157,387           244,334
                                                                         ===============   ===============
Receivables: investments sold                                   19,228
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,376,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,376,033         2,282,807   $          1.92
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.97
Band 50                                                             --                --              1.99
Band 25                                                             --                --              2.02
Band 0                                                              --                --              2.04
                                                       ---------------   ---------------
 Total                                                 $     4,376,033         2,282,807
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        67,476
Mortality & expense charges                                                                        (61,658)
                                                                                           ---------------
Net investment income (loss)                                                                         5,818
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           848,168
Realized gain distributions                                                                        109,008
Net change in unrealized appreciation (depreciation)                                              (352,966)
                                                                                           ---------------
Net gain (loss)                                                                                    604,210
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       610,028
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,818   $             22,638
Net realized gain (loss)                                                     848,168                 74,907
Realized gain distributions                                                  109,008                 81,302
Net change in unrealized appreciation (depreciation)                        (352,966)               485,007
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            610,028                663,854
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,156,636              1,060,897
Cost of units redeemed                                                    (3,612,503)              (543,989)
Account charges                                                               (1,650)                  (379)
                                                                --------------------   --------------------
Increase (decrease)                                                          542,483                516,529
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,152,511              1,180,383
Net assets, beginning                                                      3,223,522              2,043,139
                                                                --------------------   --------------------
Net assets, ending                                              $          4,376,033   $          3,223,522
                                                                ====================   ====================

Units sold                                                                 2,343,795                677,819
Units redeemed                                                            (1,939,267)              (351,784)
                                                                --------------------   --------------------
Net increase (decrease)                                                      404,528                326,035
Units outstanding, beginning                                               1,878,279              1,552,244
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,282,807              1,878,279
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          7,228,758
Cost of units redeemed/account charges                                                           (4,274,594)
Net investment income (loss)                                                                         54,037
Net realized gain (loss)                                                                            929,533
Realized gain distributions                                                                         238,881
Net change in unrealized appreciation (depreciation)                                                199,418
                                                                                       --------------------
Net assets                                                                             $          4,376,033
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.92             2,283   $         4,376              1.25%             11.7%
12/31/2013                        1.72             1,878             3,224              1.25%             30.4%
12/31/2012                        1.32             1,552             2,043              1.25%             15.6%
12/31/2011                        1.14                95               108              1.25%             -1.2%
12/31/2010                        1.15                 6                 7              1.25%             13.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              1.00%             12.0%
12/31/2013                        1.73                 0                 0              1.00%             30.7%
12/31/2012                        1.33                 0                 0              1.00%             15.9%
12/31/2011                        1.14                 0                 0              1.00%             -0.9%
12/31/2010                        1.16                 0                 0              1.00%             14.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.97                 0   $             0              0.75%             12.3%
12/31/2013                        1.75                 0                 0              0.75%             31.0%
12/31/2012                        1.34                 0                 0              0.75%             16.2%
12/31/2011                        1.15                 0                 0              0.75%             -0.7%
12/31/2010                        1.16                 0                 0              0.75%             14.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.99                 0   $             0              0.50%             12.5%
12/31/2013                        1.77                 0                 0              0.50%             31.4%
12/31/2012                        1.35                 0                 0              0.50%             16.5%
12/31/2011                        1.16                 0                 0              0.50%             -0.5%
12/31/2010                        1.16                 0                 0              0.50%             14.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.02                 0   $             0              0.25%             12.8%
12/31/2013                        1.79                 0                 0              0.25%             31.7%
12/31/2012                        1.36                 0                 0              0.25%             16.8%
12/31/2011                        1.16                 0                 0              0.25%             -0.2%
12/31/2010                        1.16                 0                 0              0.25%             14.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.04                 0   $             0              0.00%             13.1%
12/31/2013                        1.80                 0                 0              0.00%             32.0%
12/31/2012                        1.37                 0                 0              0.00%             17.1%
12/31/2011                        1.17                 0                 0              0.00%              0.0%
12/31/2010                        1.17                 0                 0              0.00%             15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.8%
      2013          2.1%
      2012          4.1%
      2011          3.6%
      2010          1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2010 FUND RETIREMENT CLASS - 87245M202

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,362,026   $     4,290,716           321,222
                                                                         ===============   ===============
Receivables: investments sold                                    3,389
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,365,415
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,343,757         4,115,312   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                          21,658            20,236              1.07
                                                       ---------------   ---------------
 Total                                                 $     4,365,415         4,135,548
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        81,733
Mortality & expense charges                                                                        (50,492)
                                                                                           ---------------
Net investment income (loss)                                                                        31,241
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            87,947
Realized gain distributions                                                                         10,767
Net change in unrealized appreciation (depreciation)                                                71,310
                                                                                           ---------------
Net gain (loss)                                                                                    170,024
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       201,265
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,241   $                 --
Net realized gain (loss)                                                      87,947                     --
Realized gain distributions                                                   10,767                     --
Net change in unrealized appreciation (depreciation)                          71,310                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            201,265                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,617,251                     --
Cost of units redeemed                                                    (2,452,342)                    --
Account charges                                                                 (759)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        4,164,150                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,365,415                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,365,415   $                 --
                                                                ====================   ====================

Units sold                                                                 6,498,902                     --
Units redeemed                                                            (2,363,354)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,135,548                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,135,548                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,617,251
Cost of units redeemed/account charges                                                           (2,453,101)
Net investment income (loss)                                                                         31,241
Net realized gain (loss)                                                                             87,947
Realized gain distributions                                                                          10,767
Net change in unrealized appreciation (depreciation)                                                 71,310
                                                                                       --------------------
Net assets                                                                             $          4,365,415
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06             4,115   $         4,344              1.25%              4.7%
12/31/2013                        1.01                 0                 0              0.00%              0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              4.9%
12/31/2013                        1.01                 0                 0              0.00%              0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              5.2%
12/31/2013                        1.01                 0                 0              0.00%              0.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.4%
12/31/2013                        1.01                 0                 0              0.00%              0.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              5.7%
12/31/2013                        1.01                 0                 0              0.00%              1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                20   $            22              0.00%              6.0%
12/31/2013                        1.01                 0                 0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.7%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2015 FUND RETIREMENT CLASS - 87245M301

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,413,121   $    10,332,337           741,968
                                                                         ===============   ===============
Receivables: investments sold                                   11,540
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,424,661
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,374,372         9,793,971   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                          50,289            46,822              1.07
                                                       ---------------   ---------------
 Total                                                 $    10,424,661         9,840,793
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       193,164
Mortality & expense charges                                                                        (90,378)
                                                                                           ---------------
Net investment income (loss)                                                                       102,786
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            96,598
Realized gain distributions                                                                         17,321
Net change in unrealized appreciation (depreciation)                                                80,784
                                                                                           ---------------
Net gain (loss)                                                                                    194,703
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       297,489
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            102,786   $                 --
Net realized gain (loss)                                                      96,598                     --
Realized gain distributions                                                   17,321                     --
Net change in unrealized appreciation (depreciation)                          80,784                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            297,489                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,730,365                     --
Cost of units redeemed                                                    (3,597,424)                    --
Account charges                                                               (5,769)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       10,127,172                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,424,661                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         10,424,661   $                 --
                                                                ====================   ====================

Units sold                                                                13,439,178                     --
Units redeemed                                                            (3,598,385)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,840,793                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,840,793                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         13,730,365
Cost of units redeemed/account charges                                                           (3,603,193)
Net investment income (loss)                                                                        102,786
Net realized gain (loss)                                                                             96,598
Realized gain distributions                                                                          17,321
Net change in unrealized appreciation (depreciation)                                                 80,784
                                                                                       --------------------
Net assets                                                                             $         10,424,661
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06             9,794   $        10,374              1.25%              4.8%
12/31/2013                        1.01                 0                 0              0.00%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              1.00%              5.0%
12/31/2013                        1.01                 0                 0              0.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              5.3%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              5.5%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.25%              5.8%
12/31/2013                        1.01                 0                 0              0.00%              1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                47   $            50              0.00%              6.1%
12/31/2013                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.7%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2020 FUND RETIREMENT CLASS - 87245M400

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,684,990   $    21,621,663         1,491,108
                                                                         ===============   ===============
Receivables: investments sold                                   25,543
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    21,710,533
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,642,291        20,341,665   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                          68,242            63,257              1.08
                                                       ---------------   ---------------
 Total                                                 $    21,710,533        20,404,922
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       408,641
Mortality & expense charges                                                                       (110,692)
                                                                                           ---------------
Net investment income (loss)                                                                       297,949
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,521
Realized gain distributions                                                                         25,541
Net change in unrealized appreciation (depreciation)                                                63,327
                                                                                           ---------------
Net gain (loss)                                                                                    131,389
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       429,338
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            297,949   $                 --
Net realized gain (loss)                                                      42,521                     --
Realized gain distributions                                                   25,541                     --
Net change in unrealized appreciation (depreciation)                          63,327                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            429,338                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  22,545,631                     --
Cost of units redeemed                                                    (1,255,640)                    --
Account charges                                                               (8,796)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       21,281,195                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   21,710,533                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         21,710,533   $                 --
                                                                ====================   ====================

Units sold                                                                21,963,497                     --
Units redeemed                                                            (1,558,575)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                   20,404,922                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 20,404,922                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         22,545,631
Cost of units redeemed/account charges                                                           (1,264,436)
Net investment income (loss)                                                                        297,949
Net realized gain (loss)                                                                             42,521
Realized gain distributions                                                                          25,541
Net change in unrealized appreciation (depreciation)                                                 63,327
                                                                                       --------------------
Net assets                                                                             $         21,710,533
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06            20,342   $        21,642              1.25%              5.0%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              5.2%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              5.5%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              5.7%
12/31/2013                        1.01                 0                 0              0.00%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              6.0%
12/31/2013                        1.01                 0                 0              0.00%              1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                63   $            68              0.00%              6.3%
12/31/2013                        1.02                 0                 0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.8%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2025 FUND RETIREMENT CLASS - 87245M509

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,548,997   $    17,265,358         1,171,328
                                                                         ===============   ===============
Receivables: investments sold                                   56,070
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,605,067
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,557,430        16,444,515   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                          47,637            44,003              1.08
                                                       ---------------   ---------------
 Total                                                 $    17,605,067        16,488,518
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       333,808
Mortality & expense charges                                                                       (146,259)
                                                                                           ---------------
Net investment income (loss)                                                                       187,549
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           110,669
Realized gain distributions                                                                         22,237
Net change in unrealized appreciation (depreciation)                                               283,639
                                                                                           ---------------
Net gain (loss)                                                                                    416,545
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       604,094
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            187,549   $                 --
Net realized gain (loss)                                                     110,669                     --
Realized gain distributions                                                   22,237                     --
Net change in unrealized appreciation (depreciation)                         283,639                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            604,094                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  22,427,965                     --
Cost of units redeemed                                                    (5,420,728)                    --
Account charges                                                               (6,264)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       17,000,973                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,605,067                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         17,605,067   $                 --
                                                                ====================   ====================

Units sold                                                                22,653,577                     --
Units redeemed                                                            (6,165,059)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                   16,488,518                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,488,518                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         22,427,965
Cost of units redeemed/account charges                                                           (5,426,992)
Net investment income (loss)                                                                        187,549
Net realized gain (loss)                                                                            110,669
Realized gain distributions                                                                          22,237
Net change in unrealized appreciation (depreciation)                                                283,639
                                                                                       --------------------
Net assets                                                                             $         17,605,067
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07            16,445   $        17,557              1.25%              5.1%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              5.3%
12/31/2013                        1.02                 0                 0              0.00%              1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              5.6%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%              5.9%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              6.1%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                44   $            48              0.00%              6.4%
12/31/2013                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.8%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2030 FUND RETIREMENT CLASS - 87245M608

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,226,356   $    17,098,094         1,111,551
                                                                         ===============   ===============
Receivables: investments sold                                   13,807
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,240,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,201,113        16,053,227   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                          39,050            35,942              1.09
                                                       ---------------   ---------------
 Total                                                 $    17,240,163        16,089,169
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       333,848
Mortality & expense charges                                                                       (110,776)
                                                                                           ---------------
Net investment income (loss)                                                                       223,072
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           123,005
Realized gain distributions                                                                         17,861
Net change in unrealized appreciation (depreciation)                                               128,262
                                                                                           ---------------
Net gain (loss)                                                                                    269,128
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       492,200
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            223,072   $                 --
Net realized gain (loss)                                                     123,005                     --
Realized gain distributions                                                   17,861                     --
Net change in unrealized appreciation (depreciation)                         128,262                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            492,200                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,250,003                     --
Cost of units redeemed                                                    (4,494,270)                    --
Account charges                                                               (7,770)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                       16,747,963                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   17,240,163                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         17,240,163   $                 --
                                                                ====================   ====================

Units sold                                                                20,547,038                     --
Units redeemed                                                            (4,457,869)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                   16,089,169                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,089,169                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         21,250,003
Cost of units redeemed/account charges                                                           (4,502,040)
Net investment income (loss)                                                                        223,072
Net realized gain (loss)                                                                            123,005
Realized gain distributions                                                                          17,861
Net change in unrealized appreciation (depreciation)                                                128,262
                                                                                       --------------------
Net assets                                                                             $         17,240,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07            16,053   $        17,201              1.25%              5.1%
12/31/2013                        1.02                 0                 0              0.00%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              1.00%              5.3%
12/31/2013                        1.02                 0                 0              0.00%              2.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              5.6%
12/31/2013                        1.02                 0                 0              0.00%              2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%              5.9%
12/31/2013                        1.02                 0                 0              0.00%              2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              6.1%
12/31/2013                        1.02                 0                 0              0.00%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                36   $            39              0.00%              6.4%
12/31/2013                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.9%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2035 FUND RETIREMENT CLASS - 87245M707

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,749,623   $     9,710,768           609,952
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,774)
                                                       ---------------
Net assets                                             $     9,734,849
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,703,528         9,025,589   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                          31,321            28,731              1.09
                                                       ---------------   ---------------
 Total                                                 $     9,734,849         9,054,320
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       190,052
Mortality & expense charges                                                                        (84,460)
                                                                                           ---------------
Net investment income (loss)                                                                       105,592
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           159,917
Realized gain distributions                                                                         11,053
Net change in unrealized appreciation (depreciation)                                                38,855
                                                                                           ---------------
Net gain (loss)                                                                                    209,825
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       315,417
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            105,592   $                 --
Net realized gain (loss)                                                     159,917                     --
Realized gain distributions                                                   11,053                     --
Net change in unrealized appreciation (depreciation)                          38,855                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            315,417                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,050,084                     --
Cost of units redeemed                                                    (4,624,045)                    --
Account charges                                                               (6,607)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        9,419,432                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,734,849                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          9,734,849   $                 --
                                                                ====================   ====================

Units sold                                                                13,715,124                     --
Units redeemed                                                            (4,660,804)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,054,320                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,054,320                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         14,050,084
Cost of units redeemed/account charges                                                           (4,630,652)
Net investment income (loss)                                                                        105,592
Net realized gain (loss)                                                                            159,917
Realized gain distributions                                                                          11,053
Net change in unrealized appreciation (depreciation)                                                 38,855
                                                                                       --------------------
Net assets                                                                             $          9,734,849
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08             9,026   $         9,704              1.25%              5.2%
12/31/2013                        1.02                 0                 0              0.00%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              5.5%
12/31/2013                        1.02                 0                 0              0.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              5.7%
12/31/2013                        1.02                 0                 0              0.00%              2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.50%              6.0%
12/31/2013                        1.02                 0                 0              0.00%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%              6.2%
12/31/2013                        1.02                 0                 0              0.00%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                29   $            31              0.00%              6.5%
12/31/2013                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.9%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2040 FUND RETIREMENT CLASS - 87245M806

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,909,704   $     8,905,947           549,911
                                                                         ===============   ===============
Receivables: investments sold                                    4,361
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,914,065
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,888,240         8,245,580   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                          25,825            23,628              1.09
                                                       ---------------   ---------------
 Total                                                 $     8,914,065         8,269,208
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       177,142
Mortality & expense charges                                                                        (47,394)
                                                                                           ---------------
Net investment income (loss)                                                                       129,748
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,608
Realized gain distributions                                                                         10,178
Net change in unrealized appreciation (depreciation)                                                 3,757
                                                                                           ---------------
Net gain (loss)                                                                                     46,543
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       176,291
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            129,748   $                 --
Net realized gain (loss)                                                      32,608                     --
Realized gain distributions                                                   10,178                     --
Net change in unrealized appreciation (depreciation)                           3,757                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            176,291                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,998,589                     --
Cost of units redeemed                                                    (1,254,465)                    --
Account charges                                                               (6,350)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        8,737,774                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,914,065                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          8,914,065   $                 --
                                                                ====================   ====================

Units sold                                                                 9,611,307                     --
Units redeemed                                                            (1,342,099)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,269,208                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,269,208                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,998,589
Cost of units redeemed/account charges                                                           (1,260,815)
Net investment income (loss)                                                                        129,748
Net realized gain (loss)                                                                             32,608
Realized gain distributions                                                                          10,178
Net change in unrealized appreciation (depreciation)                                                  3,757
                                                                                       --------------------
Net assets                                                                             $          8,914,065
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08             8,246   $         8,888              1.25%              5.2%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              5.5%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              5.8%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              6.0%
12/31/2013                        1.03                 0                 0              0.00%              2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%              6.3%
12/31/2013                        1.03                 0                 0              0.00%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                24   $            26              0.00%              6.6%
12/31/2013                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2045 FUND RETIREMENT CLASS - 87245M863

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,140,968   $     5,168,225           318,734
                                                                         ===============   ===============
Receivables: investments sold                                      225
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,141,193
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,125,567         4,758,267   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                          15,626            14,306              1.09
                                                       ---------------   ---------------
 Total                                                 $     5,141,193         4,772,573
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       101,951
Mortality & expense charges                                                                        (34,238)
                                                                                           ---------------
Net investment income (loss)                                                                        67,713
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            52,333
Realized gain distributions                                                                          5,275
Net change in unrealized appreciation (depreciation)                                               (27,257)
                                                                                           ---------------
Net gain (loss)                                                                                     30,351
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        98,064
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             67,713   $                 --
Net realized gain (loss)                                                      52,333                     --
Realized gain distributions                                                    5,275                     --
Net change in unrealized appreciation (depreciation)                         (27,257)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             98,064                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,281,162                     --
Cost of units redeemed                                                    (1,231,663)                    --
Account charges                                                               (6,370)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        5,043,129                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,141,193                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          5,141,193   $                 --
                                                                ====================   ====================

Units sold                                                                 6,052,790                     --
Units redeemed                                                            (1,280,217)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,772,573                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,772,573                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,281,162
Cost of units redeemed/account charges                                                           (1,238,033)
Net investment income (loss)                                                                         67,713
Net realized gain (loss)                                                                             52,333
Realized gain distributions                                                                           5,275
Net change in unrealized appreciation (depreciation)                                                (27,257)
                                                                                       --------------------
Net assets                                                                             $          5,141,193
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08             4,758   $         5,126              1.25%              5.2%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              5.5%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              5.8%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              6.0%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%              6.3%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                14   $            16              0.00%              6.6%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2050 FUND RETIREMENT CLASS - 87245M871

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,276,611   $     3,300,702           202,782
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,784)
                                                       ---------------
Net assets                                             $     3,266,827
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,253,627         3,019,431   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                          13,200            12,081              1.09
                                                       ---------------   ---------------
 Total                                                 $     3,266,827         3,031,512
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        64,199
Mortality & expense charges                                                                        (17,876)
                                                                                           ---------------
Net investment income (loss)                                                                        46,323
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,198
Realized gain distributions                                                                          4,109
Net change in unrealized appreciation (depreciation)                                               (24,091)
                                                                                           ---------------
Net gain (loss)                                                                                        216
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        46,539
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             46,323   $                 --
Net realized gain (loss)                                                      20,198                     --
Realized gain distributions                                                    4,109                     --
Net change in unrealized appreciation (depreciation)                         (24,091)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             46,539                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,843,995                     --
Cost of units redeemed                                                      (620,479)                    --
Account charges                                                               (3,228)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        3,220,288                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,266,827                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,266,827   $                 --
                                                                ====================   ====================

Units sold                                                                 3,754,752                     --
Units redeemed                                                              (723,240)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,031,512                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,031,512                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,843,995
Cost of units redeemed/account charges                                                             (623,707)
Net investment income (loss)                                                                         46,323
Net realized gain (loss)                                                                             20,198
Realized gain distributions                                                                           4,109
Net change in unrealized appreciation (depreciation)                                                (24,091)
                                                                                       --------------------
Net assets                                                                             $          3,266,827
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08             3,019   $         3,254              1.25%              5.2%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              5.5%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              5.7%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              6.0%
12/31/2013                        1.03                 0                 0              0.00%              2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%              6.3%
12/31/2013                        1.03                 0                 0              0.00%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                12   $            13              0.00%              6.5%
12/31/2013                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          3.9%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2055 FUND RETIREMENT CLASS - 87245M152

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,043,221   $     1,055,771            81,109
                                                                         ===============   ===============
Receivables: investments sold                                    1,466
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,044,687
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,040,231           965,288   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                           4,456             4,078              1.09
                                                       ---------------   ---------------
 Total                                                 $     1,044,687           969,366
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,692
Mortality & expense charges                                                                         (4,173)
                                                                                           ---------------
Net investment income (loss)                                                                        16,519
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               406
Realized gain distributions                                                                          1,119
Net change in unrealized appreciation (depreciation)                                               (12,550)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,025)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,494
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,519   $                 --
Net realized gain (loss)                                                         406                     --
Realized gain distributions                                                    1,119                     --
Net change in unrealized appreciation (depreciation)                         (12,550)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,494                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,109,689                     --
Cost of units redeemed                                                       (69,385)                    --
Account charges                                                               (1,111)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,039,193                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,044,687                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,044,687   $                 --
                                                                ====================   ====================

Units sold                                                                 1,072,536                     --
Units redeemed                                                              (103,170)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      969,366                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    969,366                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,109,689
Cost of units redeemed/account charges                                                              (70,496)
Net investment income (loss)                                                                         16,519
Net realized gain (loss)                                                                                406
Realized gain distributions                                                                           1,119
Net change in unrealized appreciation (depreciation)                                                (12,550)
                                                                                       --------------------
Net assets                                                                             $          1,044,687
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08               965   $         1,040              1.25%              5.3%
12/31/2013                        1.02                 0                 0              0.00%              2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              1.00%              5.6%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.75%              5.8%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.50%              6.1%
12/31/2013                        1.02                 0                 0              0.00%              2.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.25%              6.4%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 4   $             4              0.00%              6.6%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.0%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND RETIREMENT CLASS - 87245M889

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,750,829   $     1,743,391           134,590
                                                                         ===============   ===============
Receivables: investments sold                                    1,540
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,752,369
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,752,369         1,665,953   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $     1,752,369         1,665,953
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,106
Mortality & expense charges                                                                         (5,982)
                                                                                           ---------------
Net investment income (loss)                                                                        14,124
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,029)
Realized gain distributions                                                                          3,956
Net change in unrealized appreciation (depreciation)                                                 7,438
                                                                                           ---------------
Net gain (loss)                                                                                     10,365
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        24,489
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,124   $                 --
Net realized gain (loss)                                                      (1,029)                    --
Realized gain distributions                                                    3,956                     --
Net change in unrealized appreciation (depreciation)                           7,438                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,489                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,841,760                     --
Cost of units redeemed                                                      (113,654)                    --
Account charges                                                                 (226)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,727,880                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,752,369                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,752,369   $                 --
                                                                ====================   ====================

Units sold                                                                 1,778,712                     --
Units redeemed                                                              (112,759)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,665,953                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,665,953                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,841,760
Cost of units redeemed/account charges                                                             (113,880)
Net investment income (loss)                                                                         14,124
Net realized gain (loss)                                                                             (1,029)
Realized gain distributions                                                                           3,956
Net change in unrealized appreciation (depreciation)                                                  7,438
                                                                                       --------------------
Net assets                                                                             $          1,752,369
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05             1,666   $         1,752              1.25%              4.5%
12/31/2013                        1.01                 0                 0              0.00%              0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.05                 0   $             0              1.00%              4.8%
12/31/2013                        1.01                 0                 0              0.00%              0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.75%              5.0%
12/31/2013                        1.01                 0                 0              0.00%              0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              5.3%
12/31/2013                        1.01                 0                 0              0.00%              0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.25%              5.6%
12/31/2013                        1.01                 0                 0              0.00%              0.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.00%              5.8%
12/31/2013                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.3%
      2013          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            TIMOTHY PLAN CONSERVATIVE GROWTH FUND A CLASS - 887432730

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       133,134   $       124,033            12,503
                                                                         ===============   ===============
Receivables: investments sold                                       24
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       133,158
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       133,158           124,607   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $       133,158           124,607
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           659
Mortality & expense charges                                                                         (1,571)
                                                                                           ---------------
Net investment income (loss)                                                                          (912)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               277
Realized gain distributions                                                                          3,888
Net change in unrealized appreciation (depreciation)                                                (2,646)
                                                                                           ---------------
Net gain (loss)                                                                                      1,519
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           607
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (912)  $               (883)
Net realized gain (loss)                                                         277                 12,881
Realized gain distributions                                                    3,888                     --
Net change in unrealized appreciation (depreciation)                          (2,646)                (2,544)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                607                  9,454
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,932                 30,299
Cost of units redeemed                                                        (1,505)               (81,526)
Account charges                                                                  (46)                  (168)
                                                                --------------------   --------------------
Increase (decrease)                                                           17,381                (51,395)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,988                (41,941)
Net assets, beginning                                                        115,170                157,111
                                                                --------------------   --------------------
Net assets, ending                                              $            133,158   $            115,170
                                                                ====================   ====================

Units sold                                                                    17,573                 29,820
Units redeemed                                                                (1,465)               (81,132)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,108                (51,312)
Units outstanding, beginning                                                 108,499                159,811
                                                                --------------------   --------------------
Units outstanding, ending                                                    124,607                108,499
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            230,046
Cost of units redeemed/account charges                                                             (125,276)
Net investment income (loss)                                                                         (3,192)
Net realized gain (loss)                                                                             18,225
Realized gain distributions                                                                           4,254
Net change in unrealized appreciation (depreciation)                                                  9,101
                                                                                       --------------------
Net assets                                                                             $            133,158
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07               125   $           133              1.25%              0.7%
12/31/2013                        1.06               108               115              1.25%              8.0%
12/31/2012                        0.98               160               157              1.25%              5.7%
12/31/2011                        0.93               106                98              1.25%              0.0%
12/31/2010                        0.93                89                83              1.25%             10.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              1.00%              0.9%
12/31/2013                        1.08                 0                 0              1.00%              8.2%
12/31/2012                        1.00                 0                 0              1.00%              6.0%
12/31/2011                        0.94                 0                 0              1.00%              0.2%
12/31/2010                        0.94                 0                 0              1.00%             10.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.11                 0   $             0              0.75%              1.2%
12/31/2013                        1.09                 0                 0              0.75%              8.5%
12/31/2012                        1.01                 0                 0              0.75%              6.2%
12/31/2011                        0.95                 0                 0              0.75%              0.5%
12/31/2010                        0.95                 0                 0              0.75%             10.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.13                 0   $             0              0.50%              1.4%
12/31/2013                        1.11                 0                 0              0.50%              8.8%
12/31/2012                        1.02                 0                 0              0.50%              6.5%
12/31/2011                        0.96                 0                 0              0.50%              0.7%
12/31/2010                        0.95                 0                 0              0.50%             11.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.15                 0   $             0              0.25%              1.7%
12/31/2013                        1.13                 0                 0              0.25%              9.1%
12/31/2012                        1.03                 0                 0              0.25%              6.8%
12/31/2011                        0.97                 0                 0              0.25%              1.0%
12/31/2010                        0.96                 0                 0              0.25%             11.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.17                 0   $             0              0.00%              1.9%
12/31/2013                        1.15                 0                 0              0.00%              9.3%
12/31/2012                        1.05                 0                 0              0.00%              7.0%
12/31/2011                        0.98                 0                 0              0.00%              1.2%
12/31/2010                        0.97                 0                 0              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.5%
      2013          0.4%
      2012          0.8%
      2011          0.1%
      2010          0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TIMOTHY PLAN STRATEGIC GROWTH FUND A CLASS - 887432763

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       114,010   $        93,545            12,987
                                                                         ===============   ===============
Receivables: investments sold                                       23
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       114,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       114,033           113,200   $          1.01
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       114,033           113,200
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,466
Mortality & expense charges                                                                         (1,398)
                                                                                           ---------------
Net investment income (loss)                                                                            68
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,407
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,712)
                                                                                           ---------------
Net gain (loss)                                                                                       (305)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (237)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 68   $             (1,155)
Net realized gain (loss)                                                       1,407                  6,772
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,712)                 8,805
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (237)                14,422
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,109                 20,079
Cost of units redeemed                                                        (5,209)               (35,551)
Account charges                                                                  (49)                  (131)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,851                (15,603)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,614                 (1,181)
Net assets, beginning                                                        106,419                107,600
                                                                --------------------   --------------------
Net assets, ending                                              $            114,033   $            106,419
                                                                ====================   ====================

Units sold                                                                    12,856                 21,406
Units redeemed                                                                (5,100)               (39,306)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,756                (17,900)
Units outstanding, beginning                                                 105,444                123,344
                                                                --------------------   --------------------
Units outstanding, ending                                                    113,200                105,444
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            208,006
Cost of units redeemed/account charges                                                             (136,311)
Net investment income (loss)                                                                         (4,487)
Net realized gain (loss)                                                                             24,519
Realized gain distributions                                                                           1,841
Net change in unrealized appreciation (depreciation)                                                 20,465
                                                                                       --------------------
Net assets                                                                             $            114,033
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.01               113   $           114              1.25%             -0.2%
12/31/2013                        1.01               105               106              1.25%             15.7%
12/31/2012                        0.87               123               108              1.25%              9.2%
12/31/2011                        0.80               108                86              1.25%             -5.4%
12/31/2010                        0.84                86                73              1.25%             13.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.03                 0   $             0              1.00%              0.1%
12/31/2013                        1.02                 0                 0              1.00%             16.0%
12/31/2012                        0.88                 0                 0              1.00%              9.5%
12/31/2011                        0.81                 0                 0              1.00%             -5.2%
12/31/2010                        0.85                 0                 0              1.00%             13.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.04                 0   $             0              0.75%              0.3%
12/31/2013                        1.04                 0                 0              0.75%             16.3%
12/31/2012                        0.90                 0                 0              0.75%              9.8%
12/31/2011                        0.82                 0                 0              0.75%             -4.9%
12/31/2010                        0.86                 0                 0              0.75%             13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 0   $             0              0.50%              0.6%
12/31/2013                        1.06                 0                 0              0.50%             16.6%
12/31/2012                        0.91                 0                 0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -4.7%
12/31/2010                        0.86                 0                 0              0.50%             14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              0.8%
12/31/2013                        1.07                 0                 0              0.25%             16.9%
12/31/2012                        0.92                 0                 0              0.25%             10.3%
12/31/2011                        0.83                 0                 0              0.25%             -4.4%
12/31/2010                        0.87                 0                 0              0.25%             14.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.10                 0   $             0              0.00%              1.1%
12/31/2013                        1.09                 0                 0              0.00%             17.1%
12/31/2012                        0.93                 0                 0              0.00%             10.6%
12/31/2011                        0.84                 0                 0              0.00%             -4.2%
12/31/2010                        0.88                 0                 0              0.00%             14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.3%
      2013          0.1%
      2012          0.7%
      2011          0.0%
      2010          0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TOUCHSTONE FOCUSED FUND A CLASS - 89154X245

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       998,732   $       869,231            27,740
                                                                         ===============   ===============
Receivables: investments sold                                    7,417
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,006,149
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       451,615           292,792   $          1.54
Band 100                                                       554,534           357,083              1.55
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $     1,006,149           649,875
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,156
Mortality & expense charges                                                                         (8,900)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,744)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            43,319
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,095
                                                                                           ---------------
Net gain (loss)                                                                                     46,414
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        40,670
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,744)  $             (1,846)
Net realized gain (loss)                                                      43,319                 25,606
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,095                 98,944
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             40,670                122,704
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     625,919                177,258
Cost of units redeemed                                                      (157,081)              (111,728)
Account charges                                                                 (141)                  (102)
                                                                --------------------   --------------------
Increase (decrease)                                                          468,697                 65,428
                                                                --------------------   --------------------
Net increase (decrease)                                                      509,367                188,132
Net assets, beginning                                                        496,782                308,650
                                                                --------------------   --------------------
Net assets, ending                                              $          1,006,149   $            496,782
                                                                ====================   ====================

Units sold                                                                   625,516                142,144
Units redeemed                                                              (314,212)               (92,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                      311,304                 50,121
Units outstanding, beginning                                                 338,571                288,450
                                                                --------------------   --------------------
Units outstanding, ending                                                    649,875                338,571
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,159,873
Cost of units redeemed/account charges                                                             (344,384)
Net investment income (loss)                                                                         (9,978)
Net realized gain (loss)                                                                             71,137
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                129,501
                                                                                       --------------------
Net assets                                                                             $          1,006,149
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54               293   $           452              1.25%              5.1%
12/31/2013                        1.47               338               496              1.25%             37.1%
12/31/2012                        1.07               288               309              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55               357   $           555              1.00%              5.4%
12/31/2013                        1.47                 1                 1              1.00%             37.5%
12/31/2012                        1.07                 0                 0              1.00%              7.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.75%              5.7%
12/31/2013                        1.48                 0                 0              0.75%             37.8%
12/31/2012                        1.07                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.50%              5.9%
12/31/2013                        1.49                 0                 0              0.50%             38.2%
12/31/2012                        1.08                 0                 0              0.50%              7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.25%              6.2%
12/31/2013                        1.49                 0                 0              0.25%             38.5%
12/31/2012                        1.08                 0                 0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.00%              6.4%
12/31/2013                        1.50                 0                 0              0.00%             38.8%
12/31/2012                        1.08                 0                 0              0.00%              8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.4%
      2013          0.7%
      2012          0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            TOUCHSTONE GROWTH OPPORTUNITIES FUND A CLASS - 89154X708

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       219,862   $       203,531             6,861
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (432)
                                                       ---------------
Net assets                                             $       219,430
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,148           102,923   $          1.53
Band 100                                                        62,282            40,556              1.54
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $       219,430           143,479
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,095)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,095)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,505
Realized gain distributions                                                                         24,392
Net change in unrealized appreciation (depreciation)                                               (11,837)
                                                                                           ---------------
Net gain (loss)                                                                                     20,060
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,965
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,095)  $             (1,802)
Net realized gain (loss)                                                       7,505                  5,278
Realized gain distributions                                                   24,392                  6,567
Net change in unrealized appreciation (depreciation)                         (11,837)                35,426
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,965                 45,469
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      73,813                 30,650
Cost of units redeemed                                                       (34,797)               (45,909)
Account charges                                                                   (3)                   (17)
                                                                --------------------   --------------------
Increase (decrease)                                                           39,013                (15,276)
                                                                --------------------   --------------------
Net increase (decrease)                                                       56,978                 30,193
Net assets, beginning                                                        162,452                132,259
                                                                --------------------   --------------------
Net assets, ending                                              $            219,430   $            162,452
                                                                ====================   ====================

Units sold                                                                    50,338                 25,345
Units redeemed                                                               (24,187)               (38,418)
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,151                (13,073)
Units outstanding, beginning                                                 117,328                130,401
                                                                --------------------   --------------------
Units outstanding, ending                                                    143,479                117,328
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            323,838
Cost of units redeemed/account charges                                                             (168,925)
Net investment income (loss)                                                                         (4,637)
Net realized gain (loss)                                                                             12,186
Realized gain distributions                                                                          40,637
Net change in unrealized appreciation (depreciation)                                                 16,331
                                                                                       --------------------
Net assets                                                                             $            219,430
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53               103   $           157              1.25%             10.3%
12/31/2013                        1.38               117               162              1.25%             36.5%
12/31/2012                        1.01               130               132              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                41   $            62              1.00%             10.6%
12/31/2013                        1.39                 0                 0              1.00%             36.9%
12/31/2012                        1.02                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.75%             10.8%
12/31/2013                        1.39                 0                 0              0.75%             37.2%
12/31/2012                        1.02                 0                 0              0.75%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.50%             11.1%
12/31/2013                        1.40                 0                 0              0.50%             37.5%
12/31/2012                        1.02                 0                 0              0.50%              1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              0.25%             11.4%
12/31/2013                        1.40                 0                 0              0.25%             37.9%
12/31/2012                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.00%             11.7%
12/31/2013                        1.41                 0                 0              0.00%             38.2%
12/31/2012                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               TOUCHSTONE FLEXIBLE INCOME FUND A CLASS - 89154Q620

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       258,248   $       263,636            24,470
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (81)
                                                       ---------------
Net assets                                             $       258,167
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       251,934           238,543   $          1.06
Band 100                                                         6,233             5,868              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       258,167           244,411
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,131
Mortality & expense charges                                                                         (3,027)
                                                                                           ---------------
Net investment income (loss)                                                                         8,104
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (483)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,221
                                                                                           ---------------
Net gain (loss)                                                                                      4,738
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,842
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,104   $              7,937
Net realized gain (loss)                                                        (483)                  (662)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           5,221                 (8,733)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,842                 (1,458)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,897                 11,893
Cost of units redeemed                                                       (15,511)               (18,725)
Account charges                                                                  (50)                   (87)
                                                                --------------------   --------------------
Increase (decrease)                                                           21,336                 (6,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,178                 (8,377)
Net assets, beginning                                                        223,989                232,366
                                                                --------------------   --------------------
Net assets, ending                                              $            258,167   $            223,989
                                                                ====================   ====================

Units sold                                                                    37,109                 12,262
Units redeemed                                                               (16,765)               (19,265)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,344                 (7,003)
Units outstanding, beginning                                                 224,067                231,070
                                                                --------------------   --------------------
Units outstanding, ending                                                    244,411                224,067
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            318,577
Cost of units redeemed/account charges                                                              (73,280)
Net investment income (loss)                                                                         19,396
Net realized gain (loss)                                                                             (1,138)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (5,388)
                                                                                       --------------------
Net assets                                                                             $            258,167
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06               239   $           252              1.25%              5.7%
12/31/2013                        1.00               224               224              1.25%             -0.6%
12/31/2012                        1.01               231               232              1.25%              0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.06                 6   $             6              1.00%              5.9%
12/31/2013                        1.00                 0                 0              1.00%             -0.3%
12/31/2012                        1.01                 0                 0              1.00%              0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.75%              6.2%
12/31/2013                        1.01                 0                 0              0.75%             -0.1%
12/31/2012                        1.01                 0                 0              0.75%              0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.07                 0   $             0              0.50%              6.4%
12/31/2013                        1.01                 0                 0              0.50%              0.2%
12/31/2012                        1.01                 0                 0              0.50%              0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.08                 0   $             0              0.25%              6.7%
12/31/2013                        1.01                 0                 0              0.25%              0.4%
12/31/2012                        1.01                 0                 0              0.25%              0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.09                 0   $             0              0.00%              7.0%
12/31/2013                        1.02                 0                 0              0.00%              0.7%
12/31/2012                        1.01                 0                 0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          4.6%
      2013          4.7%
      2012          3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              TOUCHSTONE LARGE CAP GROWTH FUND A CLASS - 89154X302

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        82,090   $        90,138             2,845
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $        82,085
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,201            12,811   $          1.34
Band 100                                                        64,884            48,045              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $        82,085            60,856
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           145
Mortality & expense charges                                                                           (306)
                                                                                           ---------------
Net investment income (loss)                                                                          (161)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                43
Realized gain distributions                                                                         13,665
Net change in unrealized appreciation (depreciation)                                                (9,776)
                                                                                           ---------------
Net gain (loss)                                                                                      3,932
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,771
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (161)  $               (143)
Net realized gain (loss)                                                          43                     14
Realized gain distributions                                                   13,665                  1,311
Net change in unrealized appreciation (depreciation)                          (9,776)                 2,258
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,771                  3,440
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      62,572                    401
Cost of units redeemed                                                            --                     --
Account charges                                                                  (10)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                           62,562                    391
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,333                  3,831
Net assets, beginning                                                         15,752                 11,921
                                                                --------------------   --------------------
Net assets, ending                                              $             82,085   $             15,752
                                                                ====================   ====================

Units sold                                                                    48,045                    379
Units redeemed                                                                    (8)                    (9)
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,037                    370
Units outstanding, beginning                                                  12,819                 12,449
                                                                --------------------   --------------------
Units outstanding, ending                                                     60,856                 12,819
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             78,757
Cost of units redeemed/account charges                                                               (3,314)
Net investment income (loss)                                                                           (305)
Net realized gain (loss)                                                                                 19
Realized gain distributions                                                                          14,976
Net change in unrealized appreciation (depreciation)                                                 (8,048)
                                                                                       --------------------
Net assets                                                                             $             82,085
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34                13   $            17              1.25%              9.3%
12/31/2013                        1.23                13                16              1.25%             28.3%
12/31/2012                        0.96                12                12              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.35                48   $            65              1.00%              9.5%
12/31/2013                        1.23                 0                 0              1.00%             28.6%
12/31/2012                        0.96                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.36                 0   $             0              0.75%              9.8%
12/31/2013                        1.24                 0                 0              0.75%             29.0%
12/31/2012                        0.96                 0                 0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.50%             10.1%
12/31/2013                        1.24                 0                 0              0.50%             29.3%
12/31/2012                        0.96                 0                 0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.37                 0   $             0              0.25%             10.4%
12/31/2013                        1.25                 0                 0              0.25%             29.6%
12/31/2012                        0.96                 0                 0              0.25%             -3.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.38                 0   $             0              0.00%             10.6%
12/31/2013                        1.25                 0                 0              0.00%             29.9%
12/31/2012                        0.96                 0                 0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.2%
      2012          0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TOUCHSTONE VALUE FUND A CLASS - 89154X468

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,188,862   $     1,096,078           122,874
                                                                         ===============   ===============
Receivables: investments sold                                    1,789
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,190,651
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,169,123           820,842   $          1.42
Band 100                                                        21,528            15,028              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $     1,190,651           835,870
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        22,064
Mortality & expense charges                                                                        (12,076)
                                                                                           ---------------
Net investment income (loss)                                                                         9,988
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            52,951
Realized gain distributions                                                                         19,800
Net change in unrealized appreciation (depreciation)                                                10,848
                                                                                           ---------------
Net gain (loss)                                                                                     83,599
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        93,587
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,988   $              2,082
Net realized gain (loss)                                                      52,951                  5,374
Realized gain distributions                                                   19,800                     --
Net change in unrealized appreciation (depreciation)                          10,848                 90,612
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             93,587                 98,068
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     887,033                117,503
Cost of units redeemed                                                      (252,526)               (45,311)
Account charges                                                                 (175)                   (42)
                                                                --------------------   --------------------
Increase (decrease)                                                          634,332                 72,150
                                                                --------------------   --------------------
Net increase (decrease)                                                      727,919                170,218
Net assets, beginning                                                        462,732                292,514
                                                                --------------------   --------------------
Net assets, ending                                              $          1,190,651   $            462,732
                                                                ====================   ====================

Units sold                                                                   674,193                104,405
Units redeemed                                                              (194,694)               (39,336)
                                                                --------------------   --------------------
Net increase (decrease)                                                      479,499                 65,069
Units outstanding, beginning                                                 356,371                291,302
                                                                --------------------   --------------------
Units outstanding, ending                                                    835,870                356,371
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,300,543
Cost of units redeemed/account charges                                                             (302,735)
Net investment income (loss)                                                                         12,830
Net realized gain (loss)                                                                             58,304
Realized gain distributions                                                                          28,925
Net change in unrealized appreciation (depreciation)                                                 92,784
                                                                                       --------------------
Net assets                                                                             $          1,190,651
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.42               821   $         1,169              1.25%              9.7%
12/31/2013                        1.30               356               463              1.25%             29.3%
12/31/2012                        1.00               291               293              1.25%              0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.43                15   $            22              1.00%             10.0%
12/31/2013                        1.30                 0                 0              1.00%             29.6%
12/31/2012                        1.00                 0                 0              1.00%              0.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.44                 0   $             0              0.75%             10.2%
12/31/2013                        1.31                 0                 0              0.75%             30.0%
12/31/2012                        1.01                 0                 0              0.75%              0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.45                 0   $             0              0.50%             10.5%
12/31/2013                        1.31                 0                 0              0.50%             30.3%
12/31/2012                        1.01                 0                 0              0.50%              0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.46                 0   $             0              0.25%             10.8%
12/31/2013                        1.32                 0                 0              0.25%             30.6%
12/31/2012                        1.01                 0                 0              0.25%              0.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.47                 0   $             0              0.00%             11.1%
12/31/2013                        1.32                 0                 0              0.00%             30.9%
12/31/2012                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          2.7%
      2013          1.9%
      2012          1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TOUCHSTONE FOCUSED FUND Y CLASS - 89154X229 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.55
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              1.25%              5.4%
12/31/2013                        1.47                 0                 0              1.25%             37.5%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              1.00%              5.7%
12/31/2013                        1.48                 0                 0              1.00%             37.9%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.75%              6.0%
12/31/2013                        1.49                 0                 0              0.75%             38.2%
12/31/2012                        1.08                 0                 0              0.75%              7.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.50%              6.2%
12/31/2013                        1.49                 0                 0              0.50%             38.5%
12/31/2012                        1.08                 0                 0              0.50%              7.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%              6.5%
12/31/2013                        1.50                 0                 0              0.25%             38.9%
12/31/2012                        1.08                 0                 0              0.25%              8.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 0   $             0              0.00%              6.8%
12/31/2013                        1.51                 0                 0              0.00%             39.2%
12/31/2012                        1.08                 0                 0              0.00%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           VANGUARD SHORT TERM FEDERAL FUND INVESTOR CLASS - 922031604

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,210,983   $     2,219,979           205,641
                                                                         ===============   ===============
Receivables: investments sold                                    1,717
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,212,700
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,212,700         1,206,193   $          1.83
Band 100                                                            --                --              1.89
Band 75                                                             --                --              1.94
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.05
Band 0                                                              --                --              2.35
                                                       ---------------   ---------------
 Total                                                 $     2,212,700         1,206,193
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        14,485
Mortality & expense charges                                                                        (29,767)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,282)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,444)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,305
                                                                                           ---------------
Net gain (loss)                                                                                     12,861
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,421)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,282)  $            (19,756)
Net realized gain (loss)                                                     (11,444)               (14,560)
Realized gain distributions                                                       --                  1,521
Net change in unrealized appreciation (depreciation)                          24,305                (11,300)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,421)               (44,095)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     770,577              1,129,099
Cost of units redeemed                                                    (1,226,099)            (1,885,228)
Account charges                                                               (1,061)                  (708)
                                                                --------------------   --------------------
Increase (decrease)                                                         (456,583)              (756,837)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (459,004)              (800,932)
Net assets, beginning                                                      2,671,704              3,472,636
                                                                --------------------   --------------------
Net assets, ending                                              $          2,212,700   $          2,671,704
                                                                ====================   ====================

Units sold                                                                   419,425                609,163
Units redeemed                                                              (668,379)            (1,015,451)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (248,954)              (406,288)
Units outstanding, beginning                                               1,455,147              1,861,435
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,206,193              1,455,147
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         10,220,036
Cost of units redeemed/account charges                                                           (8,254,794)
Net investment income (loss)                                                                         97,138
Net realized gain (loss)                                                                             27,709
Realized gain distributions                                                                         131,607
Net change in unrealized appreciation (depreciation)                                                 (8,996)
                                                                                       --------------------
Net assets                                                                             $          2,212,700
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.83             1,206   $         2,213              1.25%             -0.1%
12/31/2013                        1.84             1,455             2,672              1.25%             -1.6%
12/31/2012                        1.87             1,861             3,473              1.25%              0.2%
12/31/2011                        1.86             1,646             3,066              1.25%              1.5%
12/31/2010                        1.84             1,118             2,052              1.25%              1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.89                 0   $             0              1.00%              0.2%
12/31/2013                        1.88                 0                 0              1.00%             -1.3%
12/31/2012                        1.91                 0                 0              1.00%              0.4%
12/31/2011                        1.90                 0                 0              1.00%              1.7%
12/31/2010                        1.87                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.94                 0   $             0              0.75%              0.4%
12/31/2013                        1.93                 0                 0              0.75%             -1.1%
12/31/2012                        1.95                 0                 0              0.75%              0.7%
12/31/2011                        1.94                 0                 0              0.75%              2.0%
12/31/2010                        1.90                 0                 0              0.75%              2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.00                 0   $             0              0.50%              0.7%
12/31/2013                        1.98                 0                 0              0.50%             -0.8%
12/31/2012                        2.00                 0                 0              0.50%              0.9%
12/31/2011                        1.98                 0                 0              0.50%              2.2%
12/31/2010                        1.94                 0                 0              0.50%              2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              0.25%              0.9%
12/31/2013                        2.03                 0                 0              0.25%             -0.6%
12/31/2012                        2.05                 0                 0              0.25%              1.2%
12/31/2011                        2.02                 0                 0              0.25%              2.5%
12/31/2010                        1.97                 0                 0              0.25%              3.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.35                 0   $             0              0.00%              1.2%
12/31/2013                        2.32                 0                 0              0.00%             -0.3%
12/31/2012                        2.33                 0                 0              0.00%              1.4%
12/31/2011                        2.30                 0                 0              0.00%              2.8%
12/31/2010                        2.23                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.6%
      2013          0.5%
      2012          0.5%
      2011          1.0%
      2010          1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    43,010,206   $    37,606,220         1,781,691
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (163)
                                                       ---------------
Net assets                                             $    43,010,043
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    43,009,254        21,190,812   $          2.03
Band 100                                                            --                --              2.05
Band 75                                                             --                --              2.08
Band 50                                                             --                --              2.10
Band 25                                                             --                --              2.13
Band 0                                                             789               367              2.15
                                                       ---------------   ---------------
 Total                                                 $    43,010,043        21,191,179
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       118,767
Mortality & expense charges                                                                       (520,175)
                                                                                           ---------------
Net investment income (loss)                                                                      (401,408)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,063,865
Realized gain distributions                                                                      5,352,441
Net change in unrealized appreciation (depreciation)                                            (5,106,138)
                                                                                           ---------------
Net gain (loss)                                                                                  1,310,168
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       908,760
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (401,408)  $           (198,023)
Net realized gain (loss)                                                   1,063,865                557,343
Realized gain distributions                                                5,352,441              2,126,097
Net change in unrealized appreciation (depreciation)                      (5,106,138)             9,168,365
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            908,760             11,653,782
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,968,120             14,121,853
Cost of units redeemed                                                   (11,696,554)            (8,413,538)
Account charges                                                               (8,045)               (10,991)
                                                                --------------------   --------------------
Increase (decrease)                                                          263,521              5,697,324
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,172,281             17,351,106
Net assets, beginning                                                     41,837,762             24,486,656
                                                                --------------------   --------------------
Net assets, ending                                              $         43,010,043   $         41,837,762
                                                                ====================   ====================

Units sold                                                                 6,428,626              8,939,707
Units redeemed                                                            (6,283,075)            (5,720,798)
                                                                --------------------   --------------------
Net increase (decrease)                                                      145,551              3,218,909
Units outstanding, beginning                                              21,045,628             17,826,719
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,191,179             21,045,628
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $         58,472,106
Cost of units redeemed/account charges                                                          (29,265,110)
Net investment income (loss)                                                                     (1,009,851)
Net realized gain (loss)                                                                          1,501,509
Realized gain distributions                                                                       7,907,403
Net change in unrealized appreciation (depreciation)                                              5,403,986
                                                                                       --------------------
Net assets                                                                             $         43,010,043
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.03            21,191   $        43,009              1.25%              2.1%
12/31/2013                        1.99            21,046            41,838              1.25%             44.7%
12/31/2012                        1.37            17,827            24,487              1.25%             13.2%
12/31/2011                        1.21            16,392            19,886              1.25%              0.1%
12/31/2010                        1.21                16                19              1.25%             21.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.05                 0   $             0              1.00%              2.4%
12/31/2013                        2.01                 0                 0              1.00%             45.1%
12/31/2012                        1.38                 0                 0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%              0.4%
12/31/2010                        1.21                 0                 0              1.00%             21.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.08                 0   $             0              0.75%              2.6%
12/31/2013                        2.02                 0                 0              0.75%             45.5%
12/31/2012                        1.39                 0                 0              0.75%             13.8%
12/31/2011                        1.22                 0                 0              0.75%              0.6%
12/31/2010                        1.22                 0                 0              0.75%             21.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.10                 0   $             0              0.50%              2.9%
12/31/2013                        2.04                 0                 0              0.50%             45.8%
12/31/2012                        1.40                 0                 0              0.50%             14.1%
12/31/2011                        1.23                 0                 0              0.50%              0.9%
12/31/2010                        1.22                 0                 0              0.50%             21.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.13                 0   $             0              0.25%              3.1%
12/31/2013                        2.06                 0                 0              0.25%             46.2%
12/31/2012                        1.41                 0                 0              0.25%             14.4%
12/31/2011                        1.23                 0                 0              0.25%              1.1%
12/31/2010                        1.22                 0                 0              0.25%             21.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          2.15                 0   $             1              0.00%              3.4%
12/31/2013                        2.08                 0                 0              0.00%             46.5%
12/31/2012                        1.42                 0                 0              0.00%             14.7%
12/31/2011                        1.24                 0                 0              0.00%              1.4%
12/31/2010                        1.22                 0                 0              0.00%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.3%
      2013          0.6%
      2012          0.2%
      2011          0.4%
      2010          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           VICTORY SMALL COMPANY OPPORTUNITY FUND R CLASS - 926464389

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       121,513   $       116,484             3,252
                                                                         ===============   ===============
Receivables: investments sold                                       76
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       121,589
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       121,589            81,482   $          1.49
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $       121,589            81,482
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,512)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,512)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,028
Realized gain distributions                                                                         10,774
Net change in unrealized appreciation (depreciation)                                                (6,533)
                                                                                           ---------------
Net gain (loss)                                                                                      7,269
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,757
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,512)  $               (715)
Net realized gain (loss)                                                       3,028                    111
Realized gain distributions                                                   10,774                  6,944
Net change in unrealized appreciation (depreciation)                          (6,533)                11,562
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,757                 17,902
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      43,175                 89,288
Cost of units redeemed                                                       (33,569)                  (676)
Account charges                                                                 (182)                  (106)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,424                 88,506
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,181                106,408
Net assets, beginning                                                        106,408                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            121,589   $            106,408
                                                                ====================   ====================

Units sold                                                                    30,273                137,264
Units redeemed                                                               (23,545)               (62,510)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,728                 74,754
Units outstanding, beginning                                                  74,754                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     81,482                 74,754
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            132,463
Cost of units redeemed/account charges                                                              (34,533)
Net investment income (loss)                                                                         (2,227)
Net realized gain (loss)                                                                              3,139
Realized gain distributions                                                                          17,718
Net change in unrealized appreciation (depreciation)                                                  5,029
                                                                                       --------------------
Net assets                                                                             $            121,589
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49                81   $           122              1.25%              4.8%
12/31/2013                        1.42                75               106              1.25%             30.9%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50                 0   $             0              1.00%              5.1%
12/31/2013                        1.43                 0                 0              1.00%             31.3%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              0.75%              5.4%
12/31/2013                        1.43                 0                 0              0.75%             31.6%
12/31/2012                        1.09                 0                 0              0.75%              9.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.50%              5.6%
12/31/2013                        1.44                 0                 0              0.50%             31.9%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.25%              5.9%
12/31/2013                        1.45                 0                 0              0.25%             32.3%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.00%              6.2%
12/31/2013                        1.45                 0                 0              0.00%             32.6%
12/31/2012                        1.10                 0                 0              0.00%              9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               VICTORY ESTABLISHED VALUE FUND A CLASS - 926464231

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        30,461   $        31,640               898
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (199)
                                                       ---------------
Net assets                                             $        30,262
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        28,458            18,251   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                           1,804             1,120              1.61
                                                       ---------------   ---------------
 Total                                                 $        30,262            19,371
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           260
Mortality & expense charges                                                                           (256)
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               325
Realized gain distributions                                                                          3,612
Net change in unrealized appreciation (depreciation)                                                (1,176)
                                                                                           ---------------
Net gain (loss)                                                                                      2,761
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,765
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  4   $                 --
Net realized gain (loss)                                                         325                     --
Realized gain distributions                                                    3,612                      5
Net change in unrealized appreciation (depreciation)                          (1,176)                    (3)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,765                      2
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,575                     76
Cost of units redeemed                                                        (3,137)                    --
Account charges                                                                  (19)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           27,419                     76
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,184                     78
Net assets, beginning                                                             78                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             30,262   $                 78
                                                                ====================   ====================

Units sold                                                                    21,431                     55
Units redeemed                                                                (2,115)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,316                     55
Units outstanding, beginning                                                      55                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     19,371                     55
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $             30,651
Cost of units redeemed/account charges                                                               (3,156)
Net investment income (loss)                                                                              4
Net realized gain (loss)                                                                                325
Realized gain distributions                                                                           3,617
Net change in unrealized appreciation (depreciation)                                                 (1,179)
                                                                                       --------------------
Net assets                                                                             $             30,262
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                18   $            28              1.25%             10.5%
12/31/2013                        1.41                 0                 0              1.25%             32.8%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              1.00%             10.8%
12/31/2013                        1.42                 0                 0              1.00%             33.1%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.75%             11.1%
12/31/2013                        1.42                 0                 0              0.75%             33.4%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.50%             11.3%
12/31/2013                        1.43                 0                 0              0.50%             33.8%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60                 0   $             0              0.25%             11.6%
12/31/2013                        1.43                 0                 0              0.25%             34.1%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.61                 1   $             2              0.00%             11.9%
12/31/2013                        1.44                 0                 0              0.00%             34.4%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          1.7%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           VICTORY SMALL COMPANY OPPORTUNITY FUND A CLASS - 926464835

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       185,704   $       185,020             4,584
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,851)
                                                       ---------------
Net assets                                             $       179,853
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       179,853           119,760   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $       179,853           119,760
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,082)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,082)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,101
Realized gain distributions                                                                         15,754
Net change in unrealized appreciation (depreciation)                                                (5,631)
                                                                                           ---------------
Net gain (loss)                                                                                     11,224
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,082)  $               (557)
Net realized gain (loss)                                                       1,101                    245
Realized gain distributions                                                   15,754                  9,585
Net change in unrealized appreciation (depreciation)                          (5,631)                 6,315
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,142                 15,588
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      37,529                142,879
Cost of units redeemed                                                       (16,136)                (9,123)
Account charges                                                                  (14)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                           21,379                133,744
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,521                149,332
Net assets, beginning                                                        149,332                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            179,853   $            149,332
                                                                ====================   ====================

Units sold                                                                    26,156                111,179
Units redeemed                                                               (10,931)                (6,644)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,225                104,535
Units outstanding, beginning                                                 104,535                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    119,760                104,535
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            180,408
Cost of units redeemed/account charges                                                              (25,285)
Net investment income (loss)                                                                         (2,639)
Net realized gain (loss)                                                                              1,346
Realized gain distributions                                                                          25,339
Net change in unrealized appreciation (depreciation)                                                    684
                                                                                       --------------------
Net assets                                                                             $            179,853
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.50               120   $           180              1.25%              5.1%
12/31/2013                        1.43               105               149              1.25%             31.3%
12/31/2012                        1.09                 0                 0              1.25%              8.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.51                 0   $             0              1.00%              5.4%
12/31/2013                        1.43                 0                 0              1.00%             31.6%
12/31/2012                        1.09                 0                 0              1.00%              9.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.52                 0   $             0              0.75%              5.7%
12/31/2013                        1.44                 0                 0              0.75%             31.9%
12/31/2012                        1.09                 0                 0              0.75%              9.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.53                 0   $             0              0.50%              5.9%
12/31/2013                        1.45                 0                 0              0.50%             32.2%
12/31/2012                        1.09                 0                 0              0.50%              9.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.54                 0   $             0              0.25%              6.2%
12/31/2013                        1.45                 0                 0              0.25%             32.6%
12/31/2012                        1.09                 0                 0              0.25%              9.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55                 0   $             0              0.00%              6.4%
12/31/2013                        1.46                 0                 0              0.00%             32.9%
12/31/2012                        1.10                 0                 0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.0%
      2013          0.0%
      2012          0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               VICTORY ESTABLISHED VALUE FUND R CLASS - 926464371

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,153,323   $     1,113,538            34,618
                                                                         ===============   ===============
Receivables: investments sold                                      504
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,153,827
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       962,847           619,969   $          1.55
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.59
Band 0                                                         190,980           119,034              1.60
                                                       ---------------   ---------------
 Total                                                 $     1,153,827           739,003
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,951
Mortality & expense charges                                                                        (10,308)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,357)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,166
Realized gain distributions                                                                        138,173
Net change in unrealized appreciation (depreciation)                                               (50,938)
                                                                                           ---------------
Net gain (loss)                                                                                    104,401
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       103,044
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,357)  $             (3,577)
Net realized gain (loss)                                                      17,166                 14,020
Realized gain distributions                                                  138,173                 52,031
Net change in unrealized appreciation (depreciation)                         (50,938)                94,354
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            103,044                156,828
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     394,475                623,916
Cost of units redeemed                                                      (163,863)              (107,140)
Account charges                                                                 (233)                  (174)
                                                                --------------------   --------------------
Increase (decrease)                                                          230,379                516,602
                                                                --------------------   --------------------
Net increase (decrease)                                                      333,423                673,430
Net assets, beginning                                                        820,404                146,974
                                                                --------------------   --------------------
Net assets, ending                                              $          1,153,827   $            820,404
                                                                ====================   ====================

Units sold                                                                   270,200                756,392
Units redeemed                                                              (112,107)              (313,871)
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,093                442,521
Units outstanding, beginning                                                 580,910                138,389
                                                                --------------------   --------------------
Units outstanding, ending                                                    739,003                580,910
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $          1,285,002
Cost of units redeemed/account charges                                                             (391,440)
Net investment income (loss)                                                                         (4,471)
Net realized gain (loss)                                                                             30,809
Realized gain distributions                                                                         194,142
Net change in unrealized appreciation (depreciation)                                                 39,785
                                                                                       --------------------
Net assets                                                                             $          1,153,827
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.55               620   $           963              1.25%             10.4%
12/31/2013                        1.41               477               672              1.25%             32.5%
12/31/2012                        1.06               138               147              1.25%              6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.56                 0   $             0              1.00%             10.6%
12/31/2013                        1.41                 0                 0              1.00%             32.8%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.57                 0   $             0              0.75%             10.9%
12/31/2013                        1.42                 0                 0              0.75%             33.2%
12/31/2012                        1.07                 0                 0              0.75%              6.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.58                 0   $             0              0.50%             11.2%
12/31/2013                        1.42                 0                 0              0.50%             33.5%
12/31/2012                        1.07                 0                 0              0.50%              6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.59                 0   $             0              0.25%             11.5%
12/31/2013                        1.43                 0                 0              0.25%             33.8%
12/31/2012                        1.07                 0                 0              0.25%              6.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.60               119   $           191              0.00%             11.8%
12/31/2013                        1.44               104               149              0.00%             34.2%
12/31/2012                        1.07                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

      2014          0.9%
      2013          0.5%
      2012          0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

FUND FAMILY
Alger
AllianceBernstein
Allianz
American Century
American Funds
Ariel
BlackRock
BMO
Calvert
Columbia
CRM
DFA
DWS
Fidelity
Franklin Templeton
Goldman Sachs
Henssler
Invesco
Ivy
Janus
Legg Mason
Lord Abbett
Managers
Manning & Napier
MFS
Neuberger Berman
Northern
Nuveen
Oakmark
OneAmerica
Oppenheimer
Parnassus
Pax World
Payden
Pimco
Pioneer
Prudential
Ridgeworth
Russell
State Street
Steward
T. Rowe Price
Thornburg
TIAA-CREF
Timothy
Touchstone
Vanguard
Victory

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2014. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2014.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 1 does not cover the financial statements and financial highlights presented as "Unaudited".

For the year ending December 31, 2014, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Changes in Net Assets for the year ended December 31, 2014, and the financial highlights for the years prior to 2014, if any, have not been audited.

        SUBACCOUNT
        Fidelity Adv Int'l Capital Appreciation Fund T Class - 315920827 Henssler Equity Fund Investor Class - 426894101
        Janus Forty Fund A Class-- 47103A674

For the year ended December 31, 2013, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Changes in Net Assets for the year ended December 31, 2013, and the financial highlights for the years prior to 2014, if any, have not been audited.

        SUBACCOUNT
        Ave Maria Catholic Values Fund - 808530208
        Ave Maria Growth Fund - 808530307
        Ave Maria Opportunity Fund - 808530703
        Ave Maria Rising Dividend Fund - 808530604
        Ave Maria World Equity Fund - 808530802
        Deutsche Alternative Asset Allocation Fund S Class - 25159K804 Federated International Leaders Fund A Class - 31428U847
        Fidelity Advisor Diversified Stock Fund T Class - 316127703
        Fidelity Advisor Diversified Stock Fund Institutional Class - 316127802 Fidelity Advisor Real Estate Fund I Class - 315918292
        Fidelity Advisor Total Bond Fund I Class - 31617K832
        Fidelity Advisor Total Bond Fund T Class - 31617K840
        Goldman Sachs Large Cap Value Insights Service Class - 38142V175
        Ivy High Income Fund Y Class - 466000635
        Ivy Asset Strategy Fund R Class - 466000114
        Western Asset Core Plus Bond Fund FI Class - 957663602
        Lord Abbett High Yield Fund A Class - 54400N102
        Oppenheimer Global Opportunities Y Class - 683943401
        Oppenheimer Senior Floating Rate Fund A Class - 68381K101
        AllianzGI Retirement 2030 Fund A Class - 01900A486
        AllianzGI Retirement 2040 Fund A Class - 01900A411

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        SUBACCOUNT
        AllianzGI Retirement 2045 Fund A Class - 01880B751
        AllianzGI Retirement 2055 Fund A Class - 01880B694
        Pimco Commodity Real Return Strategy R Class - 72201P225
        Oak Ridge Large Cap Growth Fund A Class - 46141P180
        Pioneer High Yield Fund Y Class - 72369B406
        Pioneer Select Mid Cap Growth Fund A Class - 72387W408
        Prudential Mid Cap Value Z Class - 74441L709
        Steward Small-Mid Cap Enhanced Index Fund Indiv Class - 14066Y107 TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 87245M202 TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 87245M301 TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 87245M400 TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 87245M509 TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 87245M608 TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 87245M707 TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 87245M806 TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 87245M863 TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 87245M871 TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 87245M152 TIAA-CREF Lifecycle Idx Retirement Inc. Fd Retirement Cl - 87245M889

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B ("Fund B") and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan ("Plan") of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Footnote 2 for further information.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using the first in, first out accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Variable Account's subaccount investments carried at fair value:

          VALUATION INPUTS                                  INVESTMENTS
          ---------------------------------------------   ---------------
          Level 1 - Quoted Prices                         $ 3,898,831,257
          Level 2 - Other Significant Observable Inputs   $             0
          Level 3 - Significant Unobservable Inputs       $             0
                                                          ---------------
          TOTAL                                           $ 3,898,831,257
                                                          ===============

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the year ended December 31, 2014, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. Each portfolio offers two classes of shares, Class O and Advisor. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

          Value                        0.50%
          Money Market                 0.40%
          Socially Responsive          0.70%
          Investment Grade Bond        0.50%
          Asset Director               0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

The Fund's Advisor Class shares pay a 12b-1 fee to OAM equal to 0.30% of average daily net assets.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2011-2014) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2014 and 2013 were $2,512,477 and $1,987,505, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence.

The withdrawal charge for a recurring contribution contract is as follows:

          ACCOUNT YEAR                          WITHDRAWAL CHARGE
          -----------------------------------   -----------------
          1-5                                                 8.0%
          6-10                                                4.0%
          11 or more                                          0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% decreasing to 0%, depending on the account year. The charges

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. ACCOUNT CHARGES (CONTINUED)

incurred during the years ended December 31, 2014 and 2013 were $45,566 and $28,266, respectively.

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

                                     ANNUAL MORTALITY AND
               BAND                    EXPENSE CHARGE
               ------------------   ----------------------
               Band 125                               1.25%
               Band 100                               1.00%
               Band 75                                0.75%
               Band 50                                0.50%
               Band 25                                0.25%
               Band 0                                 0.00%
               Band S                                 0.50%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2014 and 2013 were $43,605,856 and $36,485,200, respectively.

3. INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2014, by each subaccount, are shown below:

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Alger Balanced Portfolio                               I-2                          140,304           311,321
Alger Capital Appreciation                             I-2                        6,257,648         7,599,482
Alger Capital Appreciation Institutional               I                          1,354,167         1,168,508
Alger Capital Appreciation Institutional               R                          2,419,088         3,654,790
Alger Large Cap Growth Portfolio                       I-2                        1,890,636         5,618,979
Alger Small Cap Growth Institutional Fund              I                          2,216,016         8,974,217
Alger Small Cap Growth Institutional Fund              R                            239,736           453,862
AllianceBernstein 2010 Retirement Strategy             R                             19,603            30,389
AllianceBernstein 2015 Retirement Strategy             R                             25,345           168,308
AllianceBernstein 2020 Retirement Strategy             R                             70,025           134,285
AllianceBernstein 2025 Retirement Strategy             R                             36,412            54,601
AllianceBernstein 2030 Retirement Strategy             R                             27,061             4,102
AllianceBernstein 2035 Retirement Strategy             R                             32,518             6,913
AllianceBernstein 2040 Retirement Strategy             R                             12,250             9,603
AllianceBernstein 2045 Retirement Strategy             R                             10,246             1,826
AllianceBernstein 2050 Retirement Strategy             R                             24,488             1,587

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
AllianceBernstein 2055 Retirement Strategy             R                              2,845               820
AllianceBernstein High Income Fund                     Advisor                    9,250,785         4,844,226
AllianceBernstein Core Opportunities Fund              R                            238,915           421,340
AllianceBernstein International Growth Fund            R                            270,284           163,568
AllianceBernstein Small Cap Growth Fund                R                          2,441,995         2,321,795
AllianceBernstein Discovery Growth Fund                R                          4,230,881         2,993,061
AllianceBernstein Value Fund                           R                             22,987            63,638
AllianceBernstein Discovery Value Fund                 R                            832,832           929,184
AllianceBernstein Global Value Fund                    R                             49,205            83,316
AllianceBernstein International Value Fund             R                             58,256            48,806
AllianceBernstein High Income Fund                     R                             58,360             3,902
AllianceBernstein 2010 Retirement Strategy             Advisor                          195                 6
AllianceBernstein 2015 Retirement Strategy             Advisor                          195                 6
AllianceBernstein 2020 Retirement Strategy             Advisor                       39,852            48,441
AllianceBernstein 2025 Retirement Strategy             Advisor                        9,750             1,058
AllianceBernstein 2030 Retirement Strategy             Advisor                        2,789               225
AllianceBernstein 2035 Retirement Strategy             Advisor                          195                 6
AllianceBernstein 2040 Retirement Strategy             Advisor                        7,659             5,292
AllianceBernstein 2045 Retirement Strategy             Advisor                          668                62
AllianceBernstein 2050 Retirement Strategy             Advisor                       13,970               174
AllianceBernstein 2055 Retirement Strategy             Advisor                           97                 3
American Century One Choice 2055 Portfolio             Investor                   2,051,478           864,297
American Century One Choice In Retirement Portfolio    A                          3,056,021         2,901,897
American Century Disciplined Growth Fund               Investor                     284,257           314,617
American Century One Choice In Retirement Portfolio    Investor                   2,776,504         4,700,068
American Century Real Estate                           A                          2,036,570         4,578,832
American Century Real Estate                           Investor                   2,230,315         7,801,760
American Century Select                                Investor                      75,021            82,601
American Century Select                                A                            175,291           194,242
American Century Small Cap Growth                      A                            373,129           610,383
American Century Diversified Bond Fund                 A                            351,711           335,075
American Century Small Cap Value                       A                          1,555,306           920,789
American Century Small Cap Value                       Investor                   2,193,132         3,767,052
American Century Emerging Markets                      A                             36,306            63,235
American Century Small Company                         A                            329,200           316,938
American Century Emerging Markets                      Investor                       5,800               341
American Century Strategic Allocation Aggressive       Investor                  10,645,082         7,623,438
American Century Strategic Allocation Aggressive       A                          6,245,955         7,066,364
American Century Equity Growth                         A                          3,071,277         2,507,906
American Century Strategic Allocation Conservative     Investor                   4,319,607         3,415,681
American Century Equity Income                         Investor                   2,087,145         3,651,583
American Century Strategic Allocation Conservative     A                          4,840,945         5,748,117
American Century Equity Income                         A                          7,997,217        11,031,557

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
American Century Strategic Allocation Moderate         Investor                  24,880,205        17,800,138
American Century Ginnie Mae                            A                         16,453,377        16,429,316
American Century Strategic Allocation Moderate         A                         24,043,591        25,467,202
American Century Growth                                A                          2,828,604         4,119,165
American Century Ultra                                 A                            381,655           527,690
American Century Heritage                              A                          6,105,274        14,881,702
American Century Ultra                                 Investor                     623,206           152,805
American Century Heritage                              Investor                     105,233           347,090
American Century Value                                 Investor                   2,858,891         1,232,065
American Century Income & Growth                       Investor                      13,989            39,704
American Century Value                                 A                              4,507               822
American Century Inflation-Adjusted Bond               A                          5,179,944         9,602,539
American Century VP Capital Appreciation Fund          I                          2,722,305         4,487,493
American Century International Bond                    Investor                      10,712           152,002
American Century International Bond                    A                                 68                73
American Century International Discovery               A                              4,483            63,382
American Century International Growth                  Investor                   1,617,011           654,992
American Century International Growth                  A                            624,440           662,836
American Century Large Company Value                   A                            475,737           525,391
American Century Mid Cap Value Fund                    A                          2,735,886         2,380,731
American Century Mid Cap Value Fund                    Investor                   8,810,583         6,604,773
American Century One Choice 2015 Portfolio             Investor                  12,823,548        15,181,514
American Century One Choice 2015 Portfolio             A                         17,208,646        15,356,712
American Century One Choice 2020 Portfolio             A                         20,198,894        18,170,174
American Century One Choice 2020 Portfolio             Investor                  20,546,687        20,403,164
American Century One Choice 2025 Portfolio             Investor                  16,844,327        14,150,216
American Century One Choice 2025 Portfolio             A                         18,004,545        13,878,660
American Century One Choice 2030 Portfolio             A                         20,435,972        14,720,367
American Century One Choice 2030 Portfolio             Investor                  14,579,875        14,671,559
American Century One Choice 2035 Portfolio             A                         13,393,420        10,662,607
American Century One Choice 2035 Portfolio             Investor                  12,165,384         9,159,034
American Century One Choice 2040 Portfolio             A                         15,395,288         9,986,856
American Century One Choice 2040 Portfolio             Investor                  10,920,245         9,604,785
American Century One Choice 2045 Portfolio             A                          9,820,918         6,910,881
American Century One Choice 2045 Portfolio             Investor                   8,837,816         6,123,779
American Century One Choice 2050 Portfolio             A                          8,104,869         4,198,796
American Century One Choice 2050 Portfolio             Investor                   6,562,989         4,195,274
American Century One Choice 2055 Portfolio             A                          2,605,165         1,005,881
American Century Disciplined Growth Fund               A                            525,319           317,276
American Funds AMCAP Fund                              R4                         7,817,385         4,487,734
American Funds AMCAP Fund                              R3                         2,555,463         1,431,632
American Funds American Balanced Fund                  R4                        18,862,019        14,674,758
American Funds American Balanced Fund                  R3                         5,084,374         3,729,128

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
American Funds American High Income Trust              R4                         1,312,990         1,501,218
American Funds American High Income Trust              R3                         1,531,766         3,322,527
American Funds Capital World Growth and Income         R4                         9,490,947        14,152,737
American Funds Capital World Growth and Income         R3                         7,450,865        13,133,150
American Funds EuroPacific Growth Fund                 R4                        23,468,069        25,659,778
American Funds EuroPacific Growth Fund                 R3                         9,564,301        12,080,314
American Funds Fundamental Investors                   R4                         4,856,774         5,075,714
American Funds Fundamental Investors                   R3                         6,470,588        10,620,037
American Funds Intermediate Bond Fund of America       R4                           322,598         2,230,513
American Funds Intermediate Bond Fund of America       R3                           582,685           486,524
American Funds New Perspective Fund                    R4                         6,728,081         5,024,471
American Funds New Perspective Fund                    R3                         4,408,754         2,616,555
American Funds New World Fund                          R4                        12,995,324         5,616,413
American Funds New World Fund                          R3                           355,749           166,203
American Funds SMALLCAP World Fund                     R4                         1,579,739         1,372,315
American Funds SMALLCAP World Fund                     R3                         1,551,074         1,569,390
American Funds The Growth Fund of America              R4                        13,433,562        16,770,255
American Funds The Growth Fund of America              R3                         6,977,503        12,375,505
American Funds Washington Mutual Investors Fund        R4                         2,683,979         1,475,399
American Funds Washington Mutual Investors Fund        R3                         2,077,918         1,128,295
Ariel Appreciation Fund                                Investor                   1,617,095         1,129,658
Ariel Fund                                             Investor                     129,044            98,834
Ave Maria Catholic Values Fund                                                      230,588           111,454
Ave Maria Growth Fund                                                               308,453           151,104
Ave Maria Opportunity Fund                                                          241,840           119,025
Ave Maria Rising Dividend Fund                                                      694,844           364,887
Ave Maria World Equity Fund                                                         134,828            65,105
BlackRock Global Allocation Fund                       Institutional              2,147,535         1,112,713
BlackRock GNMA Portfolio                               Service                    2,101,867         1,301,845
BlackRock Equity Dividend Fund                         Institutional             10,531,313         7,348,102
BlackRock Small Cap Growth Equity Portfolio            Institutional                885,538         1,840,399
BlackRock Global Allocation Fund                       R                          1,961,289         1,536,386
Calvert Equity Portfolio                               A                          1,063,518         1,192,811
Calvert Income Fund                                    A                            140,700           330,389
Calvert Small Cap Fund                                 A                             90,027            10,842
Calvert VP SRI Mid Cap Growth Portfolio                                           3,941,206         5,785,939
Columbia Small Cap Index Fund                          A                          8,154,406         8,439,807
Columbia Acorn International Fund                      R4                                92               293
Columbia Acorn International Fund                      Z                             28,160            24,948
Columbia Acorn International Fund                      A                             99,704            66,449
Columbia Emerging Markets Bond Fund                    A                            365,610           350,247
Columbia Mid Cap Index Fund                            A                         14,975,001        11,718,858
Columbia Multi-Advisor Small Cap Value                 A                            802,141           490,251

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Columbia Seligman Communications and Information       Z                            196,683            60,297
Columbia Seligman Communications and Information       R4                           298,823           105,293
Columbia Seligman Communications and Information       A                            287,348           208,977
CRM Mid Cap Value                                      Investor                     125,069           142,547
DFA Emerging Markets Value                             R2                         1,581,321         6,593,927
DFA Global Allocation 25/75                            R2                           136,932         2,177,308
DFA Global Allocation 60/40                            R2                         1,995,244        14,852,779
DFA Global Equity                                      R2                         2,874,823         4,022,443
DFA International Value                                R2                            75,061           758,697
DFA US Targeted Value                                  R2                        11,362,284         7,377,164
Deutsche Mid Cap Value Fund                            S                             24,427               928
Deutsche Alternative Asset Allocation Fund             S                             42,712            19,110
Deutsche Alternative Asset Allocation Fund             A                            105,975            39,306
Deutsche Large Cap Value Fund                          A                            124,572            46,011
Deutsche Mid Cap Value Fund                            A                            291,044           174,829
Deutsche Real Estate Securities                        A                            362,754           100,183
Deutsche Real Estate Securities                        S                          4,716,906         2,918,345
Deutsche Small Cap Value Fund                          A                             53,829            67,749
Deutsche Small Cap Value Fund                          S                             14,814             3,997
Deutsche Strategic Government Securities               S                            246,463           110,993
Deutsche Strategic Government Securities               A                              5,084               224
Federated International Leaders Fund                   A                            999,863           498,822
Fidelity Advisor Diversified International Fund        T                                 --            10,752
Fidelity Advisor Diversified Stock Fund                T                            893,437           422,287
Fidelity Advisor Diversified Stock Fund                Institutional                993,273           504,222
Fidelity Advisor Dividend Growth Fund                  T                          1,210,569         1,123,689
Fidelity Advisor Equity Growth Fund                    T                            393,425           372,449
Fidelity Advisor Equity Income Fund                    T                            140,371           238,221
Fidelity Advisor Freedom 2010 Fund                     A                            438,279           564,707
Fidelity Advisor Freedom 2010 Fund                     T                          1,411,429         3,341,108
Fidelity Advisor Freedom 2015 Fund                     T                          3,563,753         7,662,107
Fidelity Advisor Freedom 2015 Fund                     A                          1,905,506         2,795,427
Fidelity Advisor Freedom 2020 Fund                     T                          6,782,700         9,787,542
Fidelity Advisor Freedom 2020 Fund                     A                          3,584,722         5,621,371
Fidelity Advisor Freedom 2025 Fund                     T                          5,929,127         8,664,699
Fidelity Advisor Freedom 2025 Fund                     A                          4,313,567         6,090,045
Fidelity Advisor Freedom 2030 Fund                     T                          4,822,906         7,629,811
Fidelity Advisor Freedom 2030 Fund                     A                          2,484,924         3,590,807
Fidelity Advisor Freedom 2035 Fund                     T                          4,192,316         6,556,618
Fidelity Advisor Freedom 2035 Fund                     A                          1,626,286         2,367,655
Fidelity Advisor Freedom 2040 Fund                     T                          4,737,678         8,161,005
Fidelity Advisor Freedom 2040 Fund                     A                          1,233,034         1,447,510
Fidelity Advisor Freedom 2045 Fund                     T                          1,967,421         2,738,977

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Fidelity Advisor Freedom 2045 Fund                     A                          1,055,816         1,572,643
Fidelity Advisor Freedom 2050 Fund                     T                          1,604,110         1,945,208
Fidelity Advisor Freedom 2050 Fund                     A                            835,364           988,054
Fidelity Advisor Freedom 2055 Fund                     T                            432,988           212,051
Fidelity Advisor Freedom 2055 Fund                     A                            226,651           146,517
Fidelity Advisor Freedom Income Fund                   A                            102,497           175,100
Fidelity Advisor Freedom Income Fund                   T                            671,912         1,178,224
Fidelity Advisor Growth & Income Fund                  T                            395,952           364,839
Fidelity Advisor Growth Opportunities Fund             T                          8,672,260         5,145,139
Fidelity Advisor Leveraged Company Stock Fund          T                          1,237,884         1,984,215
Fidelity Advisor Leveraged Company Stock Fund          A                          1,261,137           630,171
Fidelity Advisor New Insights Fund                     A                          1,317,554         1,272,003
Fidelity Advisor New Insights Fund                     T                          5,590,176         8,216,505
Fidelity Advisor Real Estate Fund                      I                             88,186            47,964
Fidelity Advisor Real Estate Fund                      T                            177,890            72,368
Fidelity Advisor Real Estate Fund                      A                          1,461,104           514,164
Fidelity Advisor Small Cap Fund                        A                             40,881            78,795
Fidelity Advisor Small Cap Fund                        T                          4,259,431         7,577,893
Fidelity Advisor Stock Selector All Cap Fund           T                            242,464           230,959
Fidelity Advisor Stock Selector Mid Cap Fund           T                             40,371            12,116
Fidelity Advisor Strategic Income Fund                 A                             27,014           191,253
Fidelity Advisor Total Bond Fund                       I                            168,956               241
Fidelity Advisor Total Bond Fund                       T                             91,959            44,714
Fidelity Advisor Value Fund                            A                              2,060             3,603
Fidelity VIP Asset Manager Portfolio                   Initial                    2,623,071         7,500,076
Fidelity VIP Contrafund Portfolio                      Initial                   25,425,084        43,879,160
Fidelity VIP Equity-Income Portfolio                   Initial                    3,087,251         3,964,651
Fidelity VIP Growth Portfolio                          Initial                    7,388,299        13,056,571
Fidelity VIP High Income Portfolio                     Initial                    1,622,550         5,890,366
Fidelity VIP Overseas Portfolio                        Initial                    2,540,783         4,282,190
Nuveen Mid Cap Value Fund                              A                            114,248             1,940
Nuveen Mid Cap Value Fund                              R3                             4,398               683
Nuveen Real Estate Securities Fund                     R3                           975,779           772,890
Nuveen Real Estate Securities Fund                     A                            501,312           591,659
Nuveen Small Cap Index Fund                            R3                         1,947,537         1,993,858
Nuveen Small Cap Select Fund                           A                            457,710           919,473
Nuveen Small Cap Select Fund                           R3                            34,654            17,213
Nuveen Mid Cap Growth Opportunities Fund               A                          3,071,755         1,953,066
Nuveen Small Cap Value Fund                            A                             12,374            11,377
Nuveen Mid Cap Growth Opportunities Fund               R3                         3,947,028         2,328,154
Nuveen Small Cap Value Fund                            R3                            94,856           124,218
Nuveen Mid Cap Index Fund                              R3                         1,958,192         2,255,869
Nuveen Strategy Growth Allocation                      R3                            34,301            35,024

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Nuveen Strategy Growth Allocation                      A                             50,275           101,783
Franklin Strategic Income Fund                         R                          2,501,692         2,346,652
Franklin Flex Cap Growth                               R                            690,755         1,279,755
Templeton Growth Fund                                  A                            151,734           225,670
Templeton Foreign Fund                                 A                            255,063           292,515
Templeton Growth Fund                                  R                            613,618           419,541
Templeton Foreign Fund                                 R                          1,178,161           828,092
Franklin Growth Fund                                   A                         11,945,246         9,380,780
Franklin Growth Fund                                   R                            272,226           261,563
Franklin Income Fund                                   R                            440,535           147,639
Franklin Income Fund                                   Advisor                      285,514            68,525
Franklin Mutual Global Discovery Fund                  R                            864,030           385,750
Franklin Mutual Global Discovery Fund                  Z                            421,864           276,078
Templeton Global Bond Fund                             A                         15,896,640         8,752,720
Templeton Global Bond Fund                             R                          1,400,691           953,951
Franklin Small Cap Value Fund                          A                            702,068           336,825
Franklin Small Cap Value Fund                          R                            970,992         1,548,924
Franklin Small-Mid Cap Growth Fund                     R                            412,029           485,043
Franklin Strategic Income Fund                         A                             22,122             6,027
Goldman Sachs Growth Opportunities Fund                Service                      184,012            93,999
Goldman Sachs Growth Opportunities Fund                IR                         5,608,551         4,058,506
Goldman Sachs Growth Strategy Portfolio                Service                        5,654            32,470
Goldman Sachs Growth Strategy Portfolio                Institutional                  4,063               517
Goldman Sachs International Equity Insights            Service                        9,304            23,510
Goldman Sachs International Equity Insights            Institutional                 44,819           108,084
Goldman Sachs Large Cap Value Insights                 Service                       18,709             9,372
Goldman Sachs Mid Cap Value Fund                       Service                   10,627,297        10,509,561
Goldman Sachs Mid Cap Value Fund                       Institutional             15,885,366        22,736,690
Goldman Sachs Small Cap Value                          Institutional             10,336,469        15,414,012
Goldman Sachs Small Cap Value                          Service                    9,636,799         8,675,464
Goldman Sachs Technology Tollkeeper                    Institutional              3,668,380         2,874,628
Goldman Sachs Technology Tollkeeper                    Service                      937,652         1,765,562
Henssler Equity Fund                                   Institutional                    552               420
Invesco Mid Cap Growth Fund                            R5                           578,903            43,312
Invesco American Franchise                             A                            328,802           256,643
Invesco Comstock Fund                                  R                          2,462,760         1,528,767
Invesco Comstock Fund                                  A                         13,234,622         7,756,147
Invesco Diversified Dividend Fund                      Investor                   1,620,077           918,579
Invesco Diversified Dividend Fund                      A                          4,690,570         4,856,952
Invesco Energy Fund                                    Investor                   1,241,312           720,205
Invesco Mid Cap Growth Fund                            R                              6,415               519
Invesco Energy Fund                                    A                          1,605,699         2,255,004
Invesco Mid Cap Growth Fund                            A                             30,303            51,089

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Invesco Small Cap Growth Fund                          R                          2,698,647         1,772,818
Invesco Small Cap Growth Fund                          A                          2,497,792         1,988,504
Invesco Global Health Care Fund                        A                            830,960         1,310,873
Invesco Technology Fund                                A                            120,061            85,126
Invesco Global Health Care Fund                        Investor                   3,822,291         2,284,188
Invesco Technology Fund                                Investor                     137,661           158,255
Invesco Global Low Volatility Equity Yield Fund        R5                           740,778           380,907
Invesco Value Opportunities                            R                            115,420            54,333
Invesco Global Low Volatility Equity Yield Fund        A                            331,207           156,230
Invesco Value Opportunities                            A                             69,906            46,956
Invesco International Growth Fund                      R                            156,151           185,370
Invesco International Growth Fund                      R5                           528,437           475,262
Invesco Mid Cap Core Equity Fund                       R                          1,280,982         2,699,621
Invesco Mid Cap Core Equity Fund                       A                          1,319,430         2,631,572
Ivy High Income Fund                                   Y                          5,484,334         2,905,009
Ivy Asset Strategy Fund                                R                             87,856             2,086
Ivy Balanced Fund                                      Y                         16,848,233         9,296,034
Ivy Balanced Fund                                      R                            387,805           234,787
Ivy High Income Fund                                   R                            188,657           105,968
INTECH U.S. Managed Volatility Fund II                 S                            807,906         1,837,553
Janus Aspen Balanced Portfolio                         Service                    3,175,702         1,514,808
Janus Aspen Flexible Bond Portfolio                    Institutional             10,265,122        12,604,222
Janus Aspen Global Research Portfolio                  Institutional                558,277         1,671,649
Janus Aspen Perkins Mid Cap Value Portfolio            Service                      216,592           385,847
Janus Balanced Fund                                    R                            558,952           145,082
Janus Forty Fund                                       R                          1,277,660         1,531,783
Janus Growth and Income Fund                           R                            221,014           342,594
Perkins Mid Cap Value                                  R                            858,205         2,599,641
Perkins Mid Cap Value                                  A                            296,178         6,574,063
Perkins Small Cap Value                                S                            343,294           410,389
ClearBridge Appreciation Fund                          R                            404,360           696,780
ClearBridge Appreciation Fund                          FI                            76,480            74,445
Legg Mason BW Global Opportunities Bond Fund           FI                           740,123           341,546
Legg Mason BW Global Opportunities Bond Fund           R                            123,730            96,797
Western Asset Core Plus Bond Fund                      R                                319                 4
ClearBridge Aggressive Growth Fund                     R                          1,025,553           967,821
Western Asset Core Plus Bond Fund                      FI                           214,063             7,010
ClearBridge Aggressive Growth Fund                     FI                         8,977,651         6,111,347
Lord Abbett Calibrated Dividend Growth Fund            R3                           101,228            46,867
Lord Abbett Calibrated Dividend Growth Fund            A                             16,440            31,772
Lord Abbett Developing Growth Fund                     A                          1,325,088         1,890,721
Lord Abbett Developing Growth Fund                     P                          2,801,003         3,211,607
Lord Abbett Developing Growth Fund                     R3                           630,844           838,725

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Lord Abbett Fundamental Equity                         R3                           883,287         1,489,540
Lord Abbett Fundamental Equity                         A                            108,598            85,582
Lord Abbett Growth Opportunities Fund                  P                             87,481            78,008
Lord Abbett Growth Opportunities Fund                  R3                           452,608           307,742
Lord Abbett High Yield Fund                            A                             26,273            12,933
Lord Abbett Mid Cap Stock Fund                         P                              3,148            54,167
Lord Abbett Mid Cap Stock Fund                         R3                            40,658            99,080
Lord Abbett Small Cap Value Fund                       R3                           118,423           201,963
Lord Abbett Small Cap Value Fund                       P                            191,754           299,146
Lord Abbett Value Opportunities Fund                   A                          2,345,214         3,328,923
Lord Abbett Value Opportunities Fund                   P                            195,226           320,416
Lord Abbett Value Opportunities Fund                   R3                         1,268,929         1,057,032
Manning & Napier Pro-Blend Conservative Term Series    S                            548,273           698,026
Manning & Napier Pro-Blend Extended Term Series        S                          1,873,168         1,024,118
Manning & Napier Pro-Blend Maximum Term Series         S                          1,003,008           424,900
Manning & Napier Pro-Blend Moderate Term Series        S                         33,254,204        30,722,841
BMO Mid-Cap Growth                                     Y                            529,767           779,441
BMO Mid-Cap Value                                      Y                          1,164,054           837,703
BMO Small-Cap Growth                                   Y                          4,843,585         6,992,012
MFS International Value Fund                           R2                           454,726           232,006
MFS Massachusetts Investors Growth Stock Fund          R3                         1,912,176         2,578,906
MFS Massachusetts Investors Growth Stock Fund          R2                         2,798,330         2,430,574
MFS Mid Cap Growth Fund                                A                             17,357            16,493
MFS Emerging Markets Debt Fund                         R3                         1,539,329         2,358,575
MFS New Discovery Fund                                 R3                         1,856,132         1,126,224
MFS New Discovery Fund                                 R2                         1,049,960           748,075
MFS Utilities Fund                                     R3                            61,499             4,465
MFS International New Discovery Fund                   R2                           198,901           145,101
MFS Utilities Fund                                     R2                           954,156           394,348
MFS International New Discovery Fund                   A                          1,185,065         4,879,654
MFS Value Fund                                         A                          5,367,348         4,156,121
MFS International Value Fund                           R3                        11,210,995         5,666,682
Neuberger Berman Focus Fund                            Advisor                       48,676            53,120
Neuberger Berman Large Cap Value Fund                  Advisor                      428,010           517,879
Neuberger Berman Small Cap Growth Fund                 R3                            26,370            15,956
Neuberger Berman Small Cap Growth Fund                 Advisor                      331,767           387,866
Northern Small Cap Value Fund                          R                              2,963               365
OneAmerica Asset Director Portfolio                    Advisor                   10,561,110        11,884,157
OneAmerica Asset Director Portfolio                    O                         18,071,663        34,213,655
OneAmerica Investment Grade Bond Portfolio             Advisor                    1,095,830         1,536,668
OneAmerica Investment Grade Bond Portfolio             O                          5,767,920         9,409,603
OneAmerica Money Market Portfolio                      Advisor                    7,647,295         7,427,227
OneAmerica Money Market Portfolio                      O                         13,659,208        15,306,489

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
OneAmerica Socially Responsive Portfolio               O                            230,088           353,928
OneAmerica Socially Responsive Portfolio               Advisor                      359,910           268,839
OneAmerica Value Portfolio                             Advisor                    2,908,601         4,502,426
OneAmerica Value Portfolio                             O                         11,959,549        25,739,011
Oppenheimer Developing Markets Fund                    A                          4,288,736         4,231,335
Oppenheimer Developing Markets Fund                    R                          4,291,210         5,967,300
Oppenheimer Developing Markets Fund                    Y                          7,185,163         5,729,865
Oppenheimer Global Fund                                A                            466,870           384,096
Oppenheimer Global Fund                                Y                            588,580           288,004
Oppenheimer Global Fund                                R                            737,211           764,913
Oppenheimer Global Opportunities                       A                            421,544           312,018
Oppenheimer Global Opportunities                       Y                             18,330               561
Oppenheimer Global Opportunities                       R                             76,009            37,549
Oppenheimer Global Strategic Income                    A                            225,832         1,872,674
Oppenheimer Global Strategic Income                    Y                             60,610               716
Oppenheimer Global Strategic Income                    R                            137,965           111,418
Oppenheimer Gold & Special Minerals Fund               A                            195,211           185,899
Oppenheimer Gold & Special Minerals Fund               R                            745,381           736,116
Oppenheimer Gold & Special Minerals Fund               Y                            508,245           333,616
Oppenheimer International Bond Fund                    A                            835,801         2,729,330
Oppenheimer International Bond Fund                    R                          1,987,764         2,546,733
Oppenheimer International Bond Fund                    Y                          1,000,146           801,160
Oppenheimer International Growth Fund                  A                          3,668,785         4,229,457
Oppenheimer International Growth Fund                  Y                         22,181,091        10,423,575
Oppenheimer International Growth Fund                  R                            559,550           699,088
Oppenheimer International Small Company Fund           A                             77,652            98,806
Oppenheimer International Small Company Fund           R                            700,718           667,666
Oppenheimer International Small Company Fund           Y                          2,843,835         2,145,955
Oppenheimer Main Street Mid Cap Fund                   A                          1,034,260           894,694
Oppenheimer Main Street Mid Cap Fund                   Y                          1,258,106           574,965
Oppenheimer Main Street Mid Cap Fund                   R                            867,680           972,757
Oppenheimer Main Street Select Fund                    R                            143,829           126,665
Oppenheimer Main Street Select Fund                    Y                              6,333             6,268
Oppenheimer Main Street Select Fund                    A                             21,673            20,567
Oppenheimer Senior Floating Rate Fund                  A                             54,338            26,388
Oppenheimer Small & Mid Cap Value Fund                 A                                250                43
Oppenheimer Small & Mid Cap Value Fund                 Y                            172,012           130,127
Oppenheimer Small & Mid Cap Value Fund                 R                          1,194,709         1,306,497
Oppenheimer Value Fund                                 A                             32,255           631,108
Oppenheimer Value Fund                                 R                             75,317           111,082
Oppenheimer Value Fund                                 Y                              8,318               560
Parnassus Core Equity Fund                             Investor                   3,051,504         2,342,705
Parnassus Fund                                                                      222,719           274,718

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Parnassus Mid Cap Fund                                                            1,792,478         1,789,020
Parnassus Small Cap Fund                                                            228,527           347,527
Pax World Balanced Fund                                Individual Investor           52,030            23,677
Pax World Balanced Fund                                R                            437,199           540,393
Pax World Global Environmental Markets Fund            R                            174,723           180,594
Pax World Global Environmental Markets Fund            Individual Investor          572,910           266,137
Payden Emerging Markets Bond                           Investor                     337,931           397,518
AllianzGI Retirement 2025 Fund                         A                              3,200                28
AllianzGI NFJ Dividend Value Fund                      Administrative               325,115           285,293
AllianzGI Retirement 2030 Fund                         Administrative                54,443            28,510
AllianzGI Retirement 2030 Fund                         A                             17,554                82
AllianzGI Retirement 2035 Fund                         Administrative               111,019            19,523
AllianzGI Retirement 2040 Fund                         Administrative                48,745            70,990
AllianzGI Retirement 2040 Fund                         A                              1,429                 5
AllianzGI Retirement 2045 Fund                         Administrative                35,908            35,633
AllianzGI Retirement 2045 Fund                         A                              1,200                20
AllianzGI Retirement 2050 Fund                         Administrative                15,571             8,593
AllianzGI Retirement 2050 Fund                         A                                564                 5
AllianzGI Retirement 2055 Fund                         Administrative                10,127             1,637
AllianzGI Retirement 2055 Fund                         A                                260               261
AllianzGI Retirement Income Fund                       Administrative                 6,553               191
AllianzGI NFJ Dividend Value Fund                      R                            963,655         2,629,444
AMG Managers Cadence Capital Appreciation Fund         Investor                       3,538            18,523
AllianzGI NFJ Mid-Cap Value Fund                       Administrative                56,294           117,690
AMG Managers Cadence Mid Cap Fund                      Investor                       3,027             8,825
AllianzGI NFJ Mid-Cap Value Fund                       R                            368,070           329,559
Pimco All Asset Fund                                   Admin                        119,870           173,459
Pimco All Asset Fund                                   R                            233,853           107,672
AllianzGI NFJ Small-Cap Value Fund                     Administrative             6,551,247        14,407,406
AllianzGI NFJ Small-Cap Value Fund                     R                          1,808,141         5,148,061
Pimco Commodity Real Return Strategy                   Admin                        495,197         1,195,211
Pimco Commodity Real Return Strategy                   R                             18,640             9,215
AllianzGI Retirement 2015 Fund                         Administrative                40,142           265,712
Pimco High Yield                                       Admin                      3,121,205         5,062,232
Pimco High Yield                                       R                          1,657,030         1,682,298
Pimco Income Fund                                      R                            619,038         1,240,159
AllianzGI Retirement 2020 Fund                         Administrative                63,016            72,858
Pimco Income Fund                                      Admin                      3,709,815         1,658,692
Pimco Real Return Fund                                 Admin                      3,517,642         2,416,105
AllianzGI Retirement 2025 Fund                         Administrative                42,437           305,470
Pimco Real Return Fund                                 R                          2,299,342         1,443,436
Pimco Total Return Fund                                Admin                     19,207,246        57,972,669
Pimco Total Return Fund                                R                         12,553,741        22,293,619

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Oak Ridge Large Cap Growth Fund                        A                             25,547             3,323
Oak Ridge Small Cap Growth Fund                        A                            161,396           157,328
Oak Ridge Small Cap Growth Fund                        Y                          2,544,827         1,508,523
Pioneer Bond Fund                                      A                         10,153,434         3,779,894
Pioneer Bond Fund                                      Y                         32,065,993        15,927,818
Pioneer Bond Fund                                      R                          1,367,731         1,278,271
Pioneer Emerging Markets Fund                          A                             53,691            72,785
Pioneer Equity Income Fund                             A                            249,163         2,084,088
Pioneer Equity Income Fund                             Y                              6,039            49,341
Pioneer Equity Income Fund                             R                            125,992            37,700
Pioneer Fund                                           R                            129,001           167,535
Pioneer Fund VCT Portfolio                             I                            459,204         1,007,452
Pioneer Fundamental Growth Fund                        A                          1,699,713           883,933
Pioneer Fundamental Growth Fund                        Y                            281,241           455,766
Pioneer High Yield Fund                                A                             32,087           559,922
Pioneer High Yield Fund                                Y                              9,742             4,330
Pioneer High Yield Fund                                R                            610,827           495,227
Pioneer Mid Cap Value Fund                             A                                756               352
Pioneer Mid Cap Value Fund                             R                            304,753           217,012
Pioneer Select Mid Cap Growth Fund                     A                            238,051           116,593
Pioneer Select Mid Cap Growth VCT Portfolio            I                          1,474,001         3,148,473
Pioneer Strategic Income                               A                          1,324,540         1,067,726
Pioneer Strategic Income                               Z                            310,754           229,489
Prudential Financial Services Fund                     A                            203,818           248,651
Prudential Financial Services Fund                     Z                             67,917            39,658
Prudential Global Real Estate Fund                     A                          1,512,893         1,207,941
Prudential Global Real Estate Fund                     Z                          6,571,248         3,973,819
Prudential High Yield Fund                             A                          4,274,642         3,343,886
Prudential High Yield Fund                             Z                          5,784,360         6,323,314
Prudential Jennison 20/20 Focus                        A                            468,575           551,894
Prudential Jennison 20/20 Focus                        Z                            376,039           758,388
Prudential Jennison Health Sciences Fund               A                          3,006,022         2,695,855
Prudential Jennison Health Sciences Fund               Z                          1,175,102           485,956
Prudential Jennison Mid Cap Growth Fund                A                          3,834,207         2,906,755
Prudential Jennison Mid Cap Growth Fund                Z                          3,427,018         4,677,311
Prudential Jennison Natural Resources Fund             A                            584,983           511,754
Prudential Jennison Natural Resources Fund             Z                          1,373,619         1,296,403
Prudential Jennison Small Company                      A                            489,694           610,921
Prudential Jennison Small Company                      Z                          4,000,033         3,320,038
Prudential Mid Cap Value                               Z                              7,384                 2
Prudential Total Return Bond                           A                          7,497,846         4,429,216
Prudential Total Return Bond                           Z                         25,576,421        12,764,685
Ridgeworth High Income Fund                            A                          1,629,238         1,513,479

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Ridgeworth High Income Fund                            R                            473,194           275,270
Ridgeworth Large Cap Value Equity Fund                 A                          2,495,519         1,335,996
Ridgeworth Large Cap Value Equity Fund                 Institutional              1,868,629         1,147,760
Ridgeworth Mid Cap Value Equity Fund                   A                          3,405,113         2,310,696
Ridgeworth Mid Cap Value Equity Fund                   Institutional              2,556,555         1,712,648
Ridgeworth Small Cap Value Equity Fund                 A                            380,535           466,103
Ridgeworth Small Cap Value Equity Fund                 Institutional                332,119           505,046
Ridgeworth Total Return Bond Fund                      R                            118,128           131,322
Ridgeworth Total Return Bond Fund                      A                            220,982           111,279
Russell Commodity Strategies                           S                            370,011            44,590
Russell Emerging Markets                               S                            149,082           142,634
Russell Global Equity Fund                             S                                 41                25
Russell Global Real Estate Securities                  S                            423,195         1,606,867
Russell LifePoints 2015 Strategy Fund                  R1                         5,661,698         5,158,313
Russell LifePoints 2015 Strategy Fund                  R5                         1,459,677         1,065,204
Russell LifePoints 2020 Strategy Fund                  R1                        14,584,773        19,166,271
Russell LifePoints 2020 Strategy Fund                  R5                         3,011,296         2,972,778
Russell LifePoints 2025 Strategy Fund                  R1                         4,513,328         3,661,285
Russell LifePoints 2025 Strategy Fund                  R5                         2,376,738         2,204,120
Russell LifePoints 2030 Strategy Fund                  R1                         8,321,561        11,586,949
Russell LifePoints 2030 Strategy Fund                  R5                         2,574,397         3,161,267
Russell LifePoints 2035 Strategy Fund                  R1                         3,018,533         2,419,532
Russell LifePoints 2035 Strategy Fund                  R5                         1,516,168         1,446,182
Russell LifePoints 2040 Strategy Fund                  R1                         5,690,848         8,011,813
Russell LifePoints 2040 Strategy Fund                  R5                         2,066,446         2,706,536
Russell LifePoints 2045 Strategy Fund                  R1                         1,796,579         1,572,376
Russell LifePoints 2045 Strategy Fund                  R5                           509,971           507,251
Russell LifePoints 2050 Strategy Fund                  R1                         1,336,548         1,532,207
Russell LifePoints 2050 Strategy Fund                  R5                           550,841           534,797
Russell LifePoints 2055 Strategy Fund                  R1                           216,216           171,660
Russell LifePoints 2055 Strategy Fund                  R5                            94,874            58,447
Russell LifePoints Balanced Strategy Fund              R1                         6,039,281        10,150,718
Russell LifePoints Balanced Strategy Fund              R5                         6,051,378        11,570,801
Russell LifePoints Conservative Strategy Fund          R1                           126,881           154,459
Russell LifePoints Conservative Strategy Fund          R5                         1,330,814         2,807,660
Russell LifePoints Equity Growth Strategy Fund         R1                           150,751            73,097
Russell LifePoints Equity Growth Strategy Fund         R5                         1,195,944         2,347,013
Russell LifePoints Growth Strategy Fund                R1                           810,364           392,643
Russell LifePoints Growth Strategy Fund                R5                         2,927,805         5,643,527
Russell LifePoints In Retirement Fund                  R1                         2,187,131         4,174,916
Russell LifePoints In Retirement Fund                  R5                           358,580           542,185
Russell LifePoints Moderate Strategy Fund              R1                            88,394           187,268
Russell LifePoints Moderate Strategy Fund              R5                         1,453,209         3,164,326

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Russell Short Duration Bond Fund                       S                          1,184,094           773,643
Russell U.S. Core Equity Fund                          S                              1,223             6,948
Russell U.S. Defensive Equity Fund                     S                                166                 9
Russell U.S. Small Cap Equity Fund                     S                             71,731            30,131
State Street Equity 500 Index                          Admin                     54,871,077        63,837,602
State Street Equity 500 Index                          R                         20,682,784        16,564,402
Steward Small-Mid Cap Enhanced Index Fund              Individual                       104                 -
T. Rowe Price Blue Chip Growth Fund                    R                          4,192,643         3,031,776
T. Rowe Price Equity Income Fund                       R                         12,980,331        10,771,482
T. Rowe Price Equity Income Portfolio                                            34,261,614        40,265,099
T. Rowe Price European Stock Fund                                                    45,655            89,399
T. Rowe Price Growth Stock Fund                        Advisor                   18,133,289        23,586,911
T. Rowe Price Growth Stock Fund                        R                          4,511,253         5,859,622
T. Rowe Price International Growth & Income            Advisor                    4,597,017         5,012,721
T. Rowe Price International Growth & Income            R                            883,358         1,152,096
T. Rowe Price International Stock Fund                 R                            591,497           580,179
T. Rowe Price Mid Cap Growth Fund                      R                          1,907,646         1,360,653
T. Rowe Price Mid Cap Value Fund                       R                            573,501         1,434,975
T. Rowe Price Mid Cap Value Fund                       Advisor                      494,351           456,425
T. Rowe Price Retirement 2005 Fund                     R                            698,305           948,368
T. Rowe Price Retirement 2005 Fund                     Advisor                      351,871           180,181
T. Rowe Price Retirement 2010 Fund                     R                          4,516,129         3,115,062
T. Rowe Price Retirement 2010 Fund                     Advisor                    3,195,669         1,833,193
T. Rowe Price Retirement 2015 Fund                     R                          7,306,734         5,942,518
T. Rowe Price Retirement 2015 Fund                     Advisor                    7,741,390         6,066,880
T. Rowe Price Retirement 2020 Fund                     R                         17,694,056        10,796,393
T. Rowe Price Retirement 2020 Fund                     Advisor                   17,385,289         8,830,517
T. Rowe Price Retirement 2025 Fund                     R                         13,804,225         8,008,085
T. Rowe Price Retirement 2025 Fund                     Advisor                   11,210,182         5,797,337
T. Rowe Price Retirement 2030 Fund                     R                         15,868,045         9,216,361
T. Rowe Price Retirement 2030 Fund                     Advisor                   14,680,654         6,723,933
T. Rowe Price Retirement 2035 Fund                     R                          9,793,307         6,935,777
T. Rowe Price Retirement 2035 Fund                     Advisor                    8,849,941         4,720,185
T. Rowe Price Retirement 2040 Fund                     Advisor                   11,785,285         6,495,975
T. Rowe Price Retirement 2040 Fund                     R                          8,621,942         6,254,311
T. Rowe Price Retirement 2045 Fund                     R                          6,406,328         3,973,534
T. Rowe Price Retirement 2045 Fund                     Advisor                    5,783,892         3,889,109
T. Rowe Price Retirement 2050 Fund                     R                          5,185,710         2,900,717
T. Rowe Price Retirement 2050 Fund                     Advisor                    3,100,822         1,987,133
T. Rowe Price Retirement 2055 Fund                     R                          1,689,803           755,012
T. Rowe Price Retirement 2055 Fund                     Advisor                    1,313,673           785,688
T. Rowe Price Retirement Income                        Advisor                    3,283,530         2,037,778
T. Rowe Price Retirement Income                        R                          2,116,497         1,434,549

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                   CLASS             PURCHASES           SALES
---------------------------------------------------    ---------------    -----------------  ----------------
Thornburg Limited Term U.S. Government Fund            R3                            81,304            41,874
Thornburg Value Fund                                   R3                           275,632           282,937
Thornburg Core Growth Fund                             R5                         1,063,423           763,022
Thornburg Core Growth Fund                             R3                           918,798           956,431
Thornburg International Value Fund                     R5                         4,171,296         9,371,579
Thornburg International Value Fund                     R3                         3,319,143         7,091,113
Thornburg Investment Income Builder Fund               R5                         2,389,957         1,698,724
Thornburg Investment Income Builder Fund               R3                         2,005,453         1,154,492
Thornburg Limited Term Income Fund                     R3                        15,742,825         8,842,779
TIAA-CREF Social Choice Equity                         Retirement                 2,697,688         1,941,948
TIAA-CREF Bond Index Fund                              Retirement                 3,322,969         2,333,190
TIAA-CREF Emerging Markets Equity Index Fund           Retirement                 1,232,125           580,024
TIAA-CREF Growth & Income                              Retirement                 1,428,437         2,286,840
TIAA-CREF International Equity Index                   Retirement                 5,671,548         3,817,828
TIAA-CREF Large-Cap Growth Index                       Retirement                 5,625,213         5,027,427
TIAA-CREF Large-Cap Value Index                        Retirement                 6,762,292         6,281,467
TIAA-CREF Lifecycle Index 2010 Fund                    Retirement                12,138,392         8,024,733
TIAA-CREF Lifecycle Index 2015 Fund                    Retirement                25,590,911        15,554,117
TIAA-CREF Lifecycle Index 2020 Fund                    Retirement                42,224,420        21,053,916
TIAA-CREF Lifecycle Index 2025 Fund                    Retirement                42,968,112        26,113,397
TIAA-CREF Lifecycle Index 2030 Fund                    Retirement                40,097,432        23,460,246
TIAA-CREF Lifecycle Index 2035 Fund                    Retirement                26,119,920        16,784,948
TIAA-CREF Lifecycle Index 2040 Fund                    Retirement                18,486,492         9,796,111
TIAA-CREF Lifecycle Index 2045 Fund                    Retirement                11,349,915         6,341,024
TIAA-CREF Lifecycle Index 2050 Fund                    Retirement                 6,842,261         3,639,849
TIAA-CREF Lifecycle Index 2055 Fund                    Retirement                 1,781,107           746,086
TIAA-CREF Lifecycle Index Retirement Income Fund       Retirement                 3,432,809         1,710,910
Timothy Plan Conservative Growth Fund                  A                             18,933             3,122
Timothy Plan Strategic Growth Fund                     A                             16,705            10,253
Touchstone Focused Fund                                A                          1,095,008           635,211
Touchstone Growth Opportunities Fund                   A                             73,828            36,910
Touchstone Flexible Income Fund                        A                             40,356            22,046
Touchstone Large Cap Growth Fund                       A                             62,571               316
Touchstone Value Fund                                  A                          1,567,223           944,968
Vanguard Short Term Federal Fund                       Investor                   1,187,554         1,673,904
Vanguard VIF Small Company Growth Portfolio                                      14,939,621        15,196,261
Victory Small Company Opportunity Fund                 R                             43,182            35,268
Victory Established Value Fund                         A                             56,785            29,623
Victory Small Company Opportunity Fund                 A                             37,529            18,232
Victory Established Value Fund                         R                            458,146           238,074
                                                                          -----------------  ----------------
TOTAL                                                                     $   2,124,479,134  $  2,086,659,209
                                                                          =================  ================

                             AUL AMERICAN UNIT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   INDEMNIFICATION

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2014, 2013 AND 2012

ONEAMERICA FINANCIAL PARTNERS, INC.
INDEX


INDEPENDENT AUDITOR'S REPORT                                1
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Balance Sheets                                 2
Consolidated Statements of Comprehensive Income             3
Consolidated Statements of Shareholder's Equity             4
Consolidated Statements of Cash Flows                       5
Notes to Consolidated Financial Statements               6-47

[PWC Logo]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of comprehensive income, of shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.


[PRICEWATERHOUSECOOPERS LLP LOGO]
March 20, 2015

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204 T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

                                                                             DECEMBER 31,
                                                                    --------------------------------
(IN MILLIONS)                                                            2014              2013
-----------------------------------------------------------------   --------------    --------------
ASSETS
INVESTMENTS
      Fixed maturities - available for sale, at fair value:
       (amortized cost:  2014 - $13,605.8; 2013 - $12,822.8)        $     14,617.3    $     13,269.4
      Equity securities at fair value:
       (cost:  2014 - $115.5; 2013 - $106.4)                                 118.4             104.9
      Mortgage loans                                                       1,892.2           1,762.3
      Real estate, net                                                        45.2              49.2
      Policy loans                                                           312.0             286.6
      Short-term and other invested assets                                    65.8              55.9
      Cash and cash equivalents                                              245.4             264.2
                                                                    --------------    --------------
       TOTAL INVESTMENTS                                                  17,296.3          15,792.5
Accrued investment income                                                    149.6             148.3
Reinsurance receivables                                                    2,475.1           2,429.0
Deferred acquisition costs                                                   383.2             537.0
Value of business acquired                                                    29.7              35.5
Property and equipment, net                                                   60.0              50.4
Insurance premiums in course of collection                                     7.9               8.5
Federal income taxes recoverable                                                --               8.5
Other assets                                                                 137.7             126.9
Assets held in separate accounts                                          12,864.9          12,148.3
                                                                    --------------    --------------
       TOTAL ASSETS                                                 $     33,404.4    $     31,284.9
                                                                    ==============    ==============
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
      Policy reserves                                               $     15,526.0    $     14,839.4
      Other policyholder funds                                             1,548.0           1,404.1
      Pending policyholder claims                                            170.7             180.0
      Surplus notes and notes payable                                        275.0             275.0
      Federal income taxes                                                   289.6             146.5
      Other liabilities and accrued expenses                                 367.9             286.5
      Deferred gain on indemnity reinsurance                                  35.9              41.8
      Liabilities related to separate accounts                            12,864.9          12,148.3
                                                                    --------------    --------------
       TOTAL LIABILITIES                                                  31,078.0          29,321.6
                                                                    ==============    ==============
SHAREHOLDER'S EQUITY
      Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                          --                --
      Retained earnings                                                    1,879.1           1,764.1
      Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax                     517.4             220.2
       Benefit plans, net of tax                                             (70.1)            (21.0)
                                                                    --------------    --------------
       TOTAL SHAREHOLDER'S EQUITY                                          2,326.4           1,963.3
                                                                    --------------    --------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $     33,404.4    $     31,284.9
                                                                    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
REVENUES:
      Insurance premiums and other considerations                             $        462.9    $        409.3    $        378.0
      Policy and contract charges                                                      212.0             199.8             195.0
      Net investment income                                                            780.3             770.0             760.3
      Realized investment gains (losses)                                                 8.8              (0.3)             30.4
      Other income                                                                      49.6              41.4              37.7
                                                                              --------------    --------------    --------------
       TOTAL REVENUES                                                                1,513.6           1,420.2           1,401.4
                                                                              ==============    ==============    ==============
BENEFITS AND EXPENSES:
      Policy benefits                                                                  494.9             406.1             412.1
      Interest expense on annuities and financial products                             365.4             366.5             365.7
      General operating expenses                                                       274.7             264.0             254.2
      Commissions                                                                       87.8              84.7              77.9
      Amortization                                                                      76.1              82.7              80.5
      Dividends to policyholders                                                        30.6              31.9              30.5
      Interest expense on surplus notes and notes payable                               19.8              19.8              19.8
                                                                              --------------    --------------    --------------
       TOTAL BENEFITS AND EXPENSES                                                   1,349.3           1,255.7           1,240.7
                                                                              ==============    ==============    ==============
Income before income tax expense                                                       164.3             164.5             160.7
Income tax expense                                                                      49.3              48.5              50.6
                                                                              --------------    --------------    --------------
       NET INCOME                                                             $        115.0    $        116.0    $        110.1
                                                                              ==============    ==============    ==============
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation (depreciation) of securities, net of tax                 297.2            (444.9)            102.3
      Benefit plans, net of tax                                                        (49.1)             48.4             (10.0)
                                                                              --------------    --------------    --------------
      Other comprehensive income (loss)                                                248.1            (396.5)             92.3
                                                                              --------------    --------------    --------------
       COMPREHENSIVE INCOME (LOSS)                                            $        363.1    $       (280.5)   $        202.4
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
COMMON STOCK
Balance as of beginning of year                                                           --                --                --
Issued stock                                                                              --                --                --
Retirement of stock                                                                       --                --                --
       Balance as of the end of the year                                                  --                --                --
                                                                              --------------    --------------    --------------
RETAINED EARNINGS
Balance as of beginning of year                                               $      1,764.1    $      1,648.1    $      1,538.0
Net income                                                                             115.0             116.0             110.1
       Balance as of the end of the year                                      $      1,879.1    $      1,764.1    $      1,648.1
                                                                              --------------    --------------    --------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $        199.2    $        595.7    $        503.4
Other comprehensive income (loss), net of tax                                          248.1            (396.5)             92.3
       Balance as of the end of the year                                      $        447.3    $        199.2    $        595.7
                                                                              --------------    --------------    --------------
BALANCE AS OF THE END OF THE YEAR                                             $      2,326.4    $      1,963.3    $      2,243.8
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                    $        115.0    $        116.0    $        110.1
Adjustments to reconcile net income to net cash:
         Amortization                                                                   76.1              82.7              80.5
         Depreciation                                                                   12.2               9.6              12.2
         Deferred taxes                                                                  7.1              11.9               2.8
         Realized investment gains, net                                                 (8.8)              0.3             (30.4)
         Policy acquisition costs capitalized                                         (116.3)           (107.7)           (101.5)
         Interest credited to deposit liabilities                                      332.2             337.7             333.7
         Fees charged to deposit liabilities                                           (85.2)            (83.6)            (88.4)
         Amortization and accrual of investment income                                 (23.6)            (15.4)             (6.4)
         Increase in insurance liabilities                                             246.8             120.9             145.0
         Increase in other assets                                                      (63.8)            (30.3)            (26.3)
         Increase (decrease) in other liabilities                                       14.4              (1.5)             20.8
                                                                              --------------    --------------    --------------
Net cash provided by operating activities                                              506.1             440.6             452.1
                                                                              ==============    ==============    ==============
CASH FLOWS FROM INVESTING ACTIVITIES:
       Purchases:
         Fixed maturities, available-for-sale                                       (2,424.9)         (2,415.5)         (2,267.9)
         Equity securities                                                             (26.3)            (24.0)            (25.3)
         Mortgage loans                                                               (325.3)           (300.1)           (256.4)
         Real estate                                                                    (4.8)             (4.5)            (10.2)
         Short-term and other invested assets                                          (39.4)            (21.0)            (15.5)
       Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                        1,676.7           1,749.5           1,286.3
         Equity securities                                                              16.9               7.6               0.4
         Mortgage loans                                                                195.6             191.3             222.9
         Real estate                                                                     5.0                --               6.4
         Short-term and other invested assets                                           12.9              14.5               4.2
       Purchase of company owned life insurance                                           --              (5.0)            (50.0)
       Acquisition, net of cash acquired                                                (7.1)               --                --
                                                                              --------------    --------------    --------------
Net cash used by investing activities                                                 (920.7)           (807.2)         (1,105.1)
                                                                              ==============    ==============    ==============
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                           3,784.6           3,561.5           3,296.1
         Withdrawals from insurance liabilities                                     (3,363.4)         (3,140.2)         (2,702.9)
         Other                                                                         (25.4)            (15.7)             (8.5)
                                                                              --------------    --------------    --------------
Net cash provided by financing activities                                              395.8             405.6             584.7
                                                                              ==============    ==============    ==============
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                   (18.8)             39.0             (68.3)
                                                                              ==============    ==============    ==============
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                            264.2             225.2             293.5
                                                                              ==============    ==============    ==============
CASH AND CASH EQUIVALENTS END OF YEAR                                         $        245.4    $        264.2    $        225.2
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), OneAmerica Retirement Services, LLC (OARS), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

    - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-STATUTORY INFORMATION.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains/(losses)". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

    Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $71.6 million and $68.4 million at December 31, 2014 and 2013, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.3 million and $3.6 million for 2014, 2013, and 2012, respectively.

    Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. Cash and cash equivalents is carried at fair value. Corporate owned life insurance (COLI) is included in other assets and is carried at cash surrender value.

    Other invested assets are reported at cost or at cost plus the Company's equity in undistributed net equity since acquisition. The Company consistently uses the most recently available financial information provided by the investee, which is generally one to three months prior to the end of our reporting period.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business have been deferred to the extent that such costs are directly related to the successful acquisition or renewal of insurance contracts and are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    - For miscellaneous group life and health policies, over the premium rate guarantee period.

    For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $141.7 million and $135.7 million as of December 31, 2014 and 2013, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2014, 2013 and 2012 was $8.9 million, $6.3 million and $8.6 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities, both group and individual) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    INVESTMENT INCOME

    Investment income is recognized as earned, net of related investment expenses.

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    TRUST ASSETS

    The Company administers defined contribution plans in connection with its MCAK and OARS operations through a trust solution as a service to its customers. Trust assets under administration totaled $12,184.7 million and $5,089.1 million at December 31, 2014 and 2013, respectively.

    These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

    REINSURANCE

    The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. The reinsurance receivables in the consolidated balance sheets included paid and unpaid recoverables of $78.9 million and $2,396.2 million, respectively as of December 31, 2014. The paid and unpaid recoverables were $74.0 million and $2,355.0 million, respectively as of December 31, 2013. Refer to Note 11
    - REINSURANCE for further details.

    POLICYHOLDERS' DIVIDENDS

    Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits
    (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits
    (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,305.2 million and $1,337.8 million at December 31, 2014 and 2013, respectively.

                                                                AS OF DECEMBER 31,
                                                         -------------------------------
    (IN MILLIONS)                                             2014              2013
    -------------------------------------------------    --------------   --------------
    Guaranteed Minimum Death Benefit
          Total account value                            $      1,305.2   $      1,337.8
          Net amount at risk *                                     13.6             15.5
          GAAP reserve                                              1.4              1.0

    Guaranteed Minimum Income Benefit
          Total account value                            $        180.5   $        212.7
          GAAP reserve                                             17.6             12.0

    Guaranteed Minimum Accumulated Benefit
          Total account value                            $          8.8   $         10.2
          GAAP reserve                                               --               --

    Guaranteed Minimum Withdrawal Benefit
          Total account value                            $        132.3   $        145.1
          GAAP reserve                                              5.7              1.1

----------
    * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

    In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.0 million, $3.9 million and $2.3 million for 2014, 2013 and 2012, respectively. Amounts amortized totaled $1.5 million, $6.8 million and $4.5 million for 2014, 2013 and 2012, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $28.7 million and $27.3 million at December 31, 2014 and 2013, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

    Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits. Unrecognized tax benefits resulting from uncertain tax positions were $4.0 million and $2.3 million as of December 31, 2014 and 2013, respectively. For further detail refer to Note 10-FEDERAL INCOME TAXES.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

    DERIVATIVES

    Authoritative guidance for derivative instruments and hedging activities requires all asset and liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

    The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. As these derivatives are economic hedges, the change in estimated fair value of the derivative is recorded in realized investment gains (losses). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities and accrued expenses. Refer to Note 4-INVESTMENTS for additional information.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. Qualitative factors of the intangible assets are reviewed to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2014 and 2013 and determined the carrying value of goodwill was not impaired.

    Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $8.0 million and $6.1 million at December 31, 2014 and 2013, respectively.

    The Company reports a financial asset representing the value of business acquired (VOBA), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance, annuity, and other contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUATION OF BUSINESS ACQUIRED.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RECENT ACCOUNTING PRONOUNCEMENTS

    In November 2014, the Financial Accounting Standards Board (FASB) issued guidance providing an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. This guidance was effective beginning on November 18, 2014. The Company's adoption of this guidance did not have a material impact on the consolidated financial statements.

    In November 2014, the FASB issued guidance regarding accounting for hybrid financial instruments in the form of a share and clarifying the considerations to be used in evaluating whether or not embedded features are clearly and closely related. This guidance will be effective for annual periods ending after December 15, 2015. The Company's adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

    In August 2014, the FASB issued guidance regarding management's responsibility to evaluate whether there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern and provide related footnote disclosures. This guidance will be effective for annual periods ending after December 15, 2016. The Company's adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

    In May 2014, the FASB issued updated guidance regarding revenue recognition which replaces all general and most industry specific revenue guidance currently prescribed by GAAP. Under the new guidance, an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount which reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. This guidance is effective for annual reporting periods beginning after December 15, 2016. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

    In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item within other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the annual reporting period beginning after December 15, 2013. The Company adopted this guidance in the 2014 consolidated financial statements.

    In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods after January 1, 2013 and should be applied retrospectively for all comparable periods presented. The Company adopted this guidance in the 2013 consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    On September 1, 2014, OneAmerica acquired 100 percent of the retirement services record keeping business of City National Bank, specializing in the design, installation, and administration of retirement plans. OneAmerica formed a new legal entity called OneAmerica Retirement Services, LLC (OARS) for this new business. The purchase agreement for the acquisition is subject to potential purchase price adjustments nine months and twenty-four months from the acquisition date based upon client retention and future performance (contingent consideration). The acquisition date fair value of the purchase price was $10.1 million which represents $6.9 million paid and the contingent consideration liability incurred of $3.2 million. The transaction resulted in preliminary VOBA of $6.5 million and preliminary goodwill of $1.9 million. Any subsequent adjustments made to the assets acquired or liabilities assumed during the measurement period will be recorded as an adjustment to goodwill.

    On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,970.8 million at December 31, 2014.

    As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $5.9 million, $4.1 million and $4.0 million of the deferred gain amortization in 2014, 2013 and 2012, respectively. The deferred gain balance was $35.9 million and $41.8 million at December 31, 2014 and 2013, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    AVAILABLE-FOR-SALE DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                       DECEMBER 31, 2014
                                               -----------------------------------------------------------------
                                                                      GROSS UNREALIZED
    DESCRIPTION OF SECURITIES                     AMORTIZED     -------------------------------       FAIR
    (IN MILLIONS)                                   COST            GAINS            LOSSES           VALUE
    ----------------------------------------   --------------   --------------   --------------   --------------
    AVAILABLE-FOR-SALE:
       US government & agencies                $         67.8   $          3.8   $          1.0   $         70.6
       State & local government                         406.9             60.9               --            467.8
       Foreign government                                22.7              3.8              0.4             26.1
       Corporate - public                             7,813.4            658.6             41.6          8,430.4
       Corporate - private                            2,397.4            174.9             22.4          2,549.9
       Residential mortgage-backed                    1,579.6            121.5              3.0          1,698.1
       Commercial mortgage-backed                       988.7             38.8              7.2          1,020.3
       Other asset and loan backed                      329.3             25.0              0.2            354.1
                                               --------------   --------------   --------------   --------------
          Total fixed maturities                     13,605.8          1,087.3             75.8         14,617.3
    Equity securities                                   115.5              4.7              1.8            118.4
                                               --------------   --------------   --------------   --------------
          Total                                $     13,721.3   $      1,092.0   $         77.6   $     14,735.7
                                               ==============   ==============   ==============   ==============

                                                                       DECEMBER 31, 2013
                                               -----------------------------------------------------------------
                                                                      GROSS UNREALIZED
    DESCRIPTION OF SECURITIES                     AMORTIZED     -------------------------------       FAIR
    (IN MILLIONS)                                   COST            GAINS            LOSSES           VALUE
    ----------------------------------------   --------------   --------------   --------------   --------------
    AVAILABLE-FOR-SALE:
       US government & agencies                $        270.8   $          0.5   $         46.0   $        225.3
       State & local government                         413.0             23.7              3.6            433.1
       Foreign government                                22.9              2.5              0.9             24.5
       Corporate - public                             7,279.7            491.4            137.9          7,633.2
       Corporate - private                            2,199.3            144.5             60.7          2,283.1
       Residential mortgage-backed                    1,435.6             76.4             46.5          1,465.5
       Commercial mortgage-backed                       851.4             18.1             36.5            833.0
       Other asset and loan backed                      350.1             23.2              1.6            371.7
                                               --------------   --------------   --------------   --------------
          Total fixed maturities                     12,822.8            780.3            333.7         13,269.4
    Equity securities                                   106.4              2.5              4.0            104.9
                                               --------------   --------------   --------------   --------------
          Total                                $     12,929.2   $        782.8   $        337.7   $     13,374.3
                                               ==============   ==============   ==============   ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

    Gross unrealized loss positions for fixed maturities as of December 31, 2014:

                                          LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    US government & agencies         $          --   $          --   $        24.5   $         1.0   $        24.5   $         1.0
    Foreign government                          --              --             4.9             0.4             4.9             0.4
    Corporate - public                       712.3            17.4           583.1            24.2         1,295.4            41.6
    Corporate - private                      279.3             9.1           250.2            13.3           529.5            22.4
    Residential mortgage-backed              139.4             1.5            84.5             1.5           223.9             3.0
    Commercial mortgage-backed                43.7             0.4           214.3             6.8           258.0             7.2
    Other asset and loan backed                 --              --            10.8             0.2            10.8             0.2
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $     1,174.7   $        28.4   $     1,172.3   $        47.4   $     2,347.0   $        75.8
                                     =============   =============   =============   =============   =============   =============

Gross unrealized loss positions for fixed maturities as of December 31, 2013:

                                          LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    US government & agencies         $       189.1   $        44.9   $         9.4   $         1.1   $       198.5   $        46.0
    State & local government                  71.6             3.6              --              --            71.6             3.6
    Foreign government                         2.9             0.1             4.4             0.8             7.3             0.9
    Corporate - public                     1,853.7           106.1           214.1            31.8         2,067.8           137.9
    Corporate - private                      681.8            54.0            39.3             6.7           721.1            60.7
    Residential mortgage-backed              409.5            30.0            74.9            16.5           484.4            46.5
    Commercial mortgage-backed               445.6            36.5              --              --           445.6            36.5
    Other asset and loan backed               35.1             1.6              --              --            35.1             1.6
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $     3,689.3   $       276.8   $       342.1   $        56.9   $     4,031.4   $       333.7
                                     =============   =============   =============   =============   =============   =============

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL
    SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    CORPORATE SECURITIES. In 2014, the $64.0 million of gross unrealized losses is comprised of $56.4 million related to investment grade securities and $7.6 million related to below investment grade securities. Approximately $1.2 million of the total gross unrealized losses represented declines of greater than 20%, none of which had been in that position for greater than 12 months. There were no individual issuers with gross unrealized losses greater than $2.6 million.

    In 2013, the $198.6 million of gross unrealized losses is comprised of $191.6 million related to investment grade securities and $7.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines of greater than 20 percent, none of which had been in that position for greater than 12 months. These unrealized losses were primarily caused by interest rate changes. There were no individual issuers with gross unrealized losses greater than $4.6 million.

    The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Approximately 87 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $1.8 million and $4.0 million as of December 31, 2014 and 2013, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    Gross Unrealized Loss Positions for Marketable Equity Securities:

                                          LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    DECEMBER 31, 2014                $         4.7   $         0.5   $        22.3   $         1.3   $        27.0   $         1.8
    December 31, 2013                $        28.5   $         4.0   $          --   $          --   $        28.5   $         4.0

    CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities by contractual average maturity are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

                                                                                                           2014
                                                                                              -------------------------------
    (IN MILLIONS)                                                                                  COST          FAIR VALUE
    ---------------------------------------------------------------------------------------   --------------   --------------
    Due in one year or less                                                                   $        505.7   $        515.7
    Due after one year through five years                                                            2,514.6          2,749.9
    Due after five years through 10 years                                                            3,882.1          4,039.6
    Due after 10 years                                                                               3,805.8          4,239.6
                                                                                              --------------   --------------
                                                                                                    10,708.2         11,544.8
    Mortgage-backed securities                                                                       2,897.6          3,072.5
                                                                                              --------------   --------------
                                                                                              $     13,605.8   $     14,617.3
                                                                                              ==============   ==============

    Investment detail regarding fixed maturities for the years ended December 31, was as follows:

    (IN MILLIONS)                                                                 2014             2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Proceeds from the sale of investments in fixed maturities                $        709.4   $        594.8   $        607.3

    Gross realized gains on the sale of fixed maturities                               17.2             24.7             35.7
    Gross realized losses on the sale of fixed maturities                              (6.1)           (12.4)            (3.5)

    Change in unrealized appreciation                                                 564.9         (1,028.0)           260.6

    The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2014 and 2013.

    The Company had outstanding private placement commitments of approximately $45.1 million and $53.5 million at December 31, 2014 and 2013, respectively.

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31, consisted of the following:

    (IN MILLIONS)                                                                 2014             2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Fixed maturity securities                                                $        669.5   $        660.3   $        645.9
    Equity securities                                                                   5.1              3.8              2.4
    Mortgage loans                                                                    101.6             96.1            104.4
    Real estate                                                                        17.1             19.0             18.9
    Policy loans                                                                       17.5             16.0             15.4
    Other                                                                               5.1              7.8              8.3
                                                                             --------------   --------------   --------------
    Gross investment income                                                           815.9            803.0            795.3
    Investment expenses                                                                35.6             33.0             35.0
                                                                             --------------   --------------   --------------
    Net investment income                                                    $        780.3   $        770.0   $        760.3
                                                                             ==============   ==============   ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    REALIZED INVESTMENT GAINS (LOSSES)

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

    (IN MILLIONS)                                                                 2014            2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Fixed maturity securities                                                $         11.1   $         12.3   $         32.2
    Equity securities                                                                   0.3             (0.1)              --
    Mortgage loans                                                                       --               --              0.1
    Derivatives                                                                        (4.4)           (11.7)            (2.8)
    Other                                                                               1.8             (0.8)             0.9
                                                                             --------------   --------------   --------------
    Realized investment gains (losses)                                       $          8.8   $         (0.3)  $         30.4
                                                                             ==============   ==============   ==============

    MORTGAGE LOANS

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2014, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 26 percent of the portfolio was invested.

    The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                            2014                               2013
                                                              --------------------------------    --------------------------------
    (IN MILLIONS)                                                 AMOUNT          % OF TOTAL          AMOUNT          % OF TOTAL
    -------------------------------------------------------   --------------    --------------    --------------    --------------
    Apartments                                                $        227.5              12.0%   $        208.1              11.8%
    Industrial/warehouse                                               468.8              24.7%            443.7              25.1%
    Medical office                                                      75.1               4.0%             91.5               5.2%
    Office                                                             270.5              14.3%            262.1              14.9%
    Retail                                                             756.7              40.0%            664.5              37.7%
    Other                                                               94.5               5.0%             93.4               5.3%
                                                              --------------    --------------    --------------    --------------
         Subtotal gross mortgage loans                               1,893.1             100.0%          1,763.3             100.0%
    Valuation allowance                                                 (0.9)                               (1.0)
                                                              --------------    --------------    --------------    --------------
    Balance, end of year                                      $      1,892.2                      $      1,762.3
                                                              ==============    ==============    ==============    ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

    (IN MILLIONS)                                                                 2014            2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Allowance for losses, beginning of year                                  $          1.0   $          0.9   $          1.1
    Addition to the allowance for losses                                                0.1              0.7              0.9
    Reductions                                                                         (0.2)            (0.6)            (1.1)
    Charge-offs, net of recoveries                                                       --               --               --
                                                                             --------------   --------------   --------------
    Allowance for losses, end of year                                        $          0.9   $          1.0   $          0.9
                                                                             ==============   ==============   ==============

    Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows;

                                                                            2014                               2013
                                                              --------------------------------    --------------------------------
                                                                  UNPAID                              UNPAID
                                                                 PRINCIPAL         RELATED           PRINCIPAL          RELATED
    (IN MILLIONS)                                                BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
    -------------------------------------------------------   --------------    --------------    --------------    --------------
    Apartments                                                $        227.5    $           --    $        208.1    $           --
    Industrial/warehouse                                               468.8              (0.2)            443.7              (0.3)
    Medical office                                                      75.1                --              91.5                --
    Office                                                             270.5                --             262.1                --
    Retail                                                             756.7              (0.7)            664.5              (0.7)
    Other                                                               94.5                --              93.4                --
                                                              --------------    --------------    --------------    --------------
    Balance, end of year                                      $      1,893.1    $         (0.9)   $      1,763.3    $         (1.0)
                                                              ==============    ==============    ==============    ==============

    The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company utilizes the National Association of Insurance Commissioners'
    (NAIC) Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                      AS OF DECEMBER 31,
                                                                             --------------------------------
    (IN MILLIONS)                                                                2014              2013
    ----------------------------------------------------------------------   --------------    --------------
    CM1 - highest quality                                                    $      1,707.7    $      1,538.3
    CM2 - high quality                                                                150.7             172.3
    CM3 - medium quality                                                               26.8              43.0
    CM4 - low medium quality                                                            7.8               9.5
    CM5 - low quality                                                                    --                --
                                                                             --------------    --------------
       Subtotal - CM Category                                                       1,893.0           1,763.1
    Residential - not categorized                                                       0.1               0.2
    Valuation adjustment                                                               (0.9)             (1.0)
                                                                             --------------    --------------
       Total                                                                 $      1,892.2    $      1,762.3
                                                                             ==============    ==============

    The Company had mortgage loans due exceeding 30 days of less than $0.1 million as of December 31, 2014, and none as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

    Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2014 or 2013.

    The Company restructured no mortgage loans in 2014 or 2013. The carrying value of loans restructured in prior years was $3.7 million and $3.8 million at December 31, 2014 and 2013, respectively.

    In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties were sold in 2014 and were reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2013. Regarding the loss, $0.9 million was recognized in 2012.

    The Company had outstanding mortgage loan commitments of approximately $150.5 million and $107.5 million at December 31, 2014 and 2013, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2014 and 2013. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

    DERIVATIVES

    The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's consolidated balance sheets as assets within short-term and other invested assets and as liabilities within other liabilities and accrued expenses. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

    The Company entered into OTC put option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The Company also uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses.

    As of December 31, 2014, the fair value of derivative assets and liabilities were $11.0 million and $4.4 million, respectively. As of December 31, 2013, the fair value of the derivative assets were $1.6 million with no derivative liabilities.

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

    The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2014.

    The Company received collateral from OTC counterparties in the amount of $6.2 million and $1.6 million at December 31, 2014 and 2013, respectively, and the Company delivered no collateral at December 31, 2014 and 2013. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities and accrued expenses.

    The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                             2014                               2013
                                                                -------------------------------    -------------------------------
                                                                                  FAIR MARKET                        FAIR MARKET
    (IN MILLIONS)                                                   NOTIONAL         VALUE            NOTIONAL          VALUE
    ---------------------------------------------------------   --------------   --------------    --------------   --------------
    Purchased S&P 500 Call Options                              $        106.2   $          8.0    $           --   $           --
    Written S&P 500 Call Options                                          89.9             (4.4)               --               --
    Purchased S&P 500 Put Options                                        100.0              2.9             200.0              0.8
    Swaptions                                                          1,500.0              0.1             250.0              0.8
                                                                --------------   --------------    --------------   --------------
    Net Fair Market Value                                                        $          6.6                     $          1.6
                                                                ==============   ==============    ==============   ==============

    Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the consolidated statements of comprehensive income. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income (AOCI), at December 31, consisted of the following:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Unrealized appreciation (depreciation):
             Fixed maturity securities                                                 $  1,011.5    $    446.6    $  1,474.6
             Equity securities                                                                2.9          (1.5)          0.4
    Valuation adjustment                                                                   (218.4)       (104.6)       (451.6)
    Deferred taxes                                                                         (278.6)       (120.3)       (358.3)
                                                                                       ----------    ----------    ----------
    Total unrealized appreciation, net of tax and valuation adjustment                      517.4         220.2         665.1
    Benefit plans, net of tax - 2014, $37.7; 2013, $11.3; 2012, $37.4                       (70.1)        (21.0)        (69.4)
                                                                                       ----------    ----------    ----------
    Accumulated other comprehensive income                                             $    447.3    $    199.2    $    595.7
                                                                                       ==========    ==========    ==========

    The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Other comprehensive income, net of tax:
    Change in benefit plan liability:
          Net actuarial gains (losses)                                                 $    (49.6)   $     42.3    $    (12.0)
          Net prior service costs                                                             0.2           0.8          (1.2)
          Net transition obligation                                                            --            --          (0.1)
          Reclassification adjustment for net periodic pension cost
             included in net income                                                           0.3           5.3           3.3
                                                                                       ----------    ----------    ----------
    Total change in benefit plan liability, net of tax - 2014, $26.4;
       2013, ($26.0); 2012, $5.4                                                       $    (49.1)   $     48.4    $    (10.0)
                                                                                       ----------    ----------    ----------
    Unrealized appreciation on securities, net of tax
          2014, $161.8; 2013, $233.1; 2012, ($64.9) and valuation
          adjustment - 2014, ($113.8); 2013, $347.0; 2012, ($104.0)                         303.5        (435.6)        118.2
    Reclassification adjustment for gains (losses) included in net income,
          net of tax - 2014, $3.4; 2013, $5.0; 2012, $8.6                                    (6.3)         (9.3)        (15.9)
                                                                                       ----------    ----------    ----------
    Other comprehensive income (loss), net of tax                                      $    248.1    $   (396.5)   $     92.3
                                                                                       ==========    ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME, CONTINUED

    The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2014, and the associated line item in the Consolidated Statements of Comprehensive Income:

    (IN MILLIONS)
    -----------------------------------------------------
    AMORTIZATION OF BENEFIT PLAN LIABILITY
    Actuarial gains (losses)                                $   1.3  (a)
    Prior service costs                                        (0.1) (a)
    Transition obligation                                      (0.7) (a)
    ---------------------------------------------------------------------------------------------------
    Reclassifications before income tax benefit (expense)       0.5  Income before income tax expense
    Income tax benefit (expense)                               (0.2) Income tax expense
    ---------------------------------------------------------------------------------------------------
    Reclassifications, net of income tax                    $   0.3  Net Income
    ===================================================================================================
    UNREALIZED APPRECIATION ON SECURITIES
    Gross reclassifications                                 $  10.0  Realized investment gains (losses)
    Amortization of valuation adjustments                      (0.3) Amortization
    ---------------------------------------------------------------------------------------------------
    Reclassifications before income tax benefit (expense)       9.7  Income before income tax expense
    Income tax benefit (expense)                               (3.4) Income tax expense
    ---------------------------------------------------------------------------------------------------
    Reclassifications, net of income tax                    $   6.3  Net Income
    ===================================================================================================

----------
    (a) These components are included in the computation of net periodic pension cost (Refer to Note 9-BENEFIT PLANS for additional details).

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Balance, beginning of year                                                         $    622.7    $    586.6    $    556.2
    Capitalization of deferred acquisition costs                                            116.3         107.7         101.5
    Amortization of deferred acquisition costs                                              (68.9)        (71.6)        (71.1)
                                                                                       ----------    ----------    ----------
           Subtotal                                                                         670.1         622.7         586.6
    Valuation adjustment                                                                   (286.9)        (85.7)       (377.3)
                                                                                       ----------    ----------    ----------
    Balance, end of year                                                               $    383.2    $    537.0    $    209.3
                                                                                       ==========    ==========    ==========

    In 2013, the Company identified and corrected an error regarding the capitalization of acquisition costs on life insurance policies. The error resulted in a $3.6 million increase to deferred acquisition costs in 2013. Management believes that this error is not material to the consolidated financial statements for the periods in which the error originated and for the period in which the error was corrected.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Balance, beginning of year                                                         $     52.5    $     63.6    $     73.0
    Acquisitions                                                                              6.5            --            --
    Amortization                                                                             (7.2)        (11.1)         (9.4)
                                                                                       ----------    ----------    ----------
      Subtotal                                                                               51.8          52.5          63.6
    Valuation adjustment                                                                    (22.1)        (17.0)        (31.7)
                                                                                       ----------    ----------    ----------
    Balance, end of year                                                               $     29.7    $     35.5    $     31.9
                                                                                       ==========    ==========    ==========

    The average expected life of VOBA varies by product, and is 20 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                                     VOBA
    (IN MILLIONS)                                                                                                AMORTIZATION
    ------------------------------------------------------------------------------------------------------------ ------------
    2015                                                                                                         $        4.7
    2016                                                                                                                  4.7
    2017                                                                                                                  4.8
    2018                                                                                                                  4.6
    2019                                                                                                                  4.1
    2020 and thereafter                                                                                                  28.9
                                                                                                                 ------------
    Total                                                                                                        $       51.8
                                                                                                                 ============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

                                                                      MORTALITY OR                                DECEMBER 31,
                                                   WITHDRAWAL          MORBIDITY          INTEREST RATE     ------------------------
    (IN MILLIONS)                                  ASSUMPTION          ASSUMPTION          ASSUMPTION          2014         2013
    ------------------------------------------  ------------------ ------------------- -------------------- -----------  -----------
    Future policy benefits:
        Participating whole life contracts             n/a         Company experience     2.25% to 6.0%     $   1,503.1  $   1,394.2
        Universal life-type contracts                  n/a                n/a                   n/a             2,896.7      2,749.3
        Other individual life contracts         Company experience Company experience     2.25% to 6.0%           894.9        916.7
        Accident and health                            n/a         Company experience          n/a              1,217.1      1,125.8
        Annuity products                               n/a                n/a                  n/a              8,709.5      8,335.9
        Group life and health                          n/a                n/a                  n/a                304.7        317.5
    Other policyholder funds                           n/a                n/a                  n/a                236.8        235.9
    Funding agreements*                                n/a                n/a                  n/a              1,293.4      1,167.7
    Funding agreements - valuation adjustment          n/a                n/a                  n/a                 17.8          0.5
    Pending policyholder claims                        n/a                n/a                  n/a                170.7        180.0
    -------------------------------------------  ------------------ ------------------- ------------------- -----------  -----------
        Total insurance liabilities                                                                         $  17,244.7  $  16,423.5
    ===========================================  ================== =================== =================== ===========  ===========

----------
    * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

    Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 32.7 percent and 31.7 percent of the total individual life insurance in force at both December 31, 2014 and 2013, respectively. These participating policies represented 36.4 percent and 37.3 percent of statutory life net premium income for 2014 and 2013, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

    As the cash received by the Company from funding agreements is reinvested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, the valuation adjustment reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized and is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2014 and 2013, this valuation adjustment was $17.8 million and $0.5 million, respectively.

    In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. Management believes this error is not material to the consolidated financial statements for the period in which this error originated or for the period in which this error was corrected.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2014 and 2013.

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and funded status:

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Employer contributions                               $       --    $     18.2   $      3.0    $      2.2
    Employee contributions                                       --            --          1.3           1.4
    Benefit payments                                           17.1           5.6          4.3           3.6
    Funded status (deficit)                                   (68.2)          1.0        (57.3)        (47.5)

    Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Accrued benefit obligation                           $    (68.2)   $      1.0   $    (57.3)   $    (47.5)
                                                         ----------    ----------   ----------    ----------
           Net amount recognized                         $    (68.2)   $      1.0   $    (57.3)   $    (47.5)
                                                         ==========    ==========   ==========    ==========

    Amounts recognized in accumulated other comprehensive income (before any tax effects):

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Net actuarial (gains) losses                         $    106.2    $     40.7   $      2.1    $     (7.3)
    Net prior service costs (benefits)                         (0.4)         (0.5)         0.1           0.4
    Net transition obligation                                    --          (0.7)          --            --
                                                         ----------    ----------   ----------    ----------
           Net amount recognized                         $    105.8    $     39.5   $      2.2    $     (6.9)
                                                         ==========    ==========   ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The following table represents obligations, plan assets, and funded status for the defined benefit plan:

                                                                                           DECEMBER 31,
                                                                                    ------------------------
    (IN MILLIONS)                                                                      2014          2013
    ----------------------------------------------------------------------------    ----------    ----------
    Projected benefit obligation                                                    $    294.6    $    228.5
    Accumulated benefit obligation                                                       266.6         208.4
    Fair value of plan assets                                                            226.4         229.5
    Funded status (deficit)                                                              (68.2)          1.0

    The following table represents net periodic pension and other benefit costs expense:

                                                                               PENSION BENEFITS             OTHER BENEFITS
                                                                         --------------------------   -------------------------
    (IN MILLIONS)                                                         2014     2013      2012     2014      2013      2012
    -------------------------------------------------------------------  ------   ------    ------   ------    ------    ------
    Net periodic benefit cost                                            $  2.8   $ 13.7    $ 11.7   $  2.6    $  2.5    $  2.9
    Amounts recognized in other comprehensive income:
          Net actuarial (gains) losses                                     65.5    (70.5)     16.4      9.4      (3.3)     (3.5)
          Net prior service costs                                           0.1      0.1       0.1     (0.3)     (1.3)      1.6
          Net transition obligation                                         0.7      0.7       0.8       --        --        --
                                                                         ------   ------    ------   ------    ------    ------
    Total recognized in other comprehensive
          income, before any tax effects                                   66.3    (69.7)     17.3      9.1      (4.6)     (1.9)
                                                                         ------   ------    ------   ------    ------    ------
    Total recognized net periodic pension costs and other comprehensive
          income, before any tax effects                                 $ 69.1   $(56.0)   $ 29.0   $ 11.7    $ (2.1)   $  1.0
                                                                         ======   ======    ======   ======    ======    ======

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $8.4 million, $(0.1) million and $0.0 million, respectively.

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                            PENSION BENEFITS            OTHER BENEFITS
                                                        ------------------------   ------------------------
                                                           2014          2013         2014          2013
                                                        ----------    ----------   ----------    ----------
    Discount rate                                             4.20%         5.15%        4.20%         5.15%
    Rate of compensation increase                             3.75%         3.75%        6.00%         6.00%

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                               PENSION BENEFITS             OTHER BENEFITS
                                                                          -------------------------   --------------------------
                                                                           2014     2013      2012     2014      2013      2012
                                                                          ------   ------    ------   ------    ------    ------
    Discount rate                                                           5.15%    4.25%     5.15%    5.15%     4.25%     5.15%
    Expected long-term return on plan assets                                8.00%    8.00%     8.50%      --        --        --
    Rate of compensation increase                                           3.75%    3.75%     4.25%    6.00%     6.00%     6.00%

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                       2014          2013
                                                                                    ----------    ----------
    Health care trend rate assumed for next year                                          6.50%         7.00%
    Rate to which the cost trend rate is assumed to decline                               5.00%         5.00%
    Year that the rate reaches the ultimate trend rate                                    2021          2018

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 68 and 72 percent for equity securities and 32 and 28 percent for debt securities at December 31, 2014 and 2013, respectively.

    The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

    The valuation techniques used for the plan assets are:

    EQUITY SEPARATE ACCOUNT INVESTMENTS - the pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. These securities are categorized as Level 2 of the hierarchy.

    FIXED SEPARATE ACCOUNT INVESTMENTS - the fixed separate account include corporate bonds which are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. These securities are categorized as Level 2 of the hierarchy.

    FIXED INTEREST INVESTMENTS - the fixed interest investment is held in the general account of AUL. The fixed interest account is carried at amortized cost, which approximates fair value. This asset is categorized as Level 2 of the hierarchy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Refer to Note 15 - FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

                                                                               2014                             2013
                                                                   ------------------------------   ------------------------------
    (IN MILLIONS)                                                   LEVEL 1    LEVEL 2    LEVEL 3    LEVEL 1    LEVEL 2    LEVEL 3
    ------------------------------------------------------------   --------   --------   --------   --------   --------   --------
    Equity separate account investments                            $     --   $  154.2   $     --   $     --   $  166.0   $     --
    Fixed separate account investments                                   --       23.1         --         --       21.2         --
    Fixed interest investment                                            --       49.1         --         --       42.3         --
                                                                   --------   --------   --------   --------   --------   --------
    Total                                                          $     --   $  226.4   $     --   $     --   $  229.5   $     --
                                                                   ========   ========   ========   ========   ========   ========

    CONTRIBUTIONS

    The Company expects to make no contribution to its pension plan and to contribute $3.7 million to its other postretirement benefit plans in 2015.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                     PENSION        OTHER
    (IN MILLIONS)                                                                    BENEFITS      BENEFITS
    ----------------------------------------------------------------------------    ----------    ----------
    2015                                                                            $      7.7    $      3.7
    2016                                                                                   8.3           3.6
    2017                                                                                   8.9           3.6
    2018                                                                                   9.7           3.6
    2019                                                                                  10.5           3.6
    Years 2020-2023                                                                       68.1          18.4

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan that covers substantially all employees. The plan is a profit sharing arrangement under
    Section 401(k) of the Internal Revenue Code, which also includes a salary/reduction savings feature. The Company contributes a match for participants who complete one full calendar year of employment. Effective January 1, 2012, the match is up to 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.6 million, $2.5 million and $2.6 million in 2014, 2013 and 2012, respectively.

    The Company has a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The plan only allows for a discretionary profit-sharing contribution. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following six months of service and attainment of age 20 1/2. Vesting is based on years of service, with full vesting after three years of service. Company contributions expensed for the Agent plans were $0.7 million, $0.9 million and $0.7 million in 2014, 2013 and 2012, respectively. The 2014 plan year contribution will be deposited to the plan in the first quarter 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $11.1 million, $7.2 million and $3.7 million for 2014, 2013 and 2012, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Current                                                                            $     42.2    $     36.6    $     47.8
    Deferred                                                                                  7.1          11.9           2.8
                                                                                       ----------    ----------    ----------
          Income tax expense                                                           $     49.3    $     48.5    $     50.6
                                                                                       ==========    ==========    ==========

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Income tax computed at statutory tax rate:                                         $     57.5    $     57.6    $     56.2
                                                                                       ----------    ----------    ----------
          Tax preferenced investment income                                                  (7.8)         (7.4)         (6.2)
          Other                                                                              (0.4)         (1.7)          0.6
                                                                                       ----------    ----------    ----------
          Income tax expense                                                           $     49.3    $     48.5    $     50.6
                                                                                       ==========    ==========    ==========

    The federal income tax (recoverable) liability for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Current                                                                                          $      0.2    $     (8.5)
    Deferred                                                                                              289.4         146.5
                                                                                                     ----------    ----------
          Total federal income tax (recoverable) liability                                           $    289.6    $    138.0
                                                                                                     ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Deferred tax assets
          Insurance liabilities                                                                      $    122.2    $    115.5
          Deferred gain on indemnity reinsurance                                                           12.5          14.6
          Employee benefit plans                                                                           54.1          24.3
          Other                                                                                            13.7          15.5
                                                                                                     ----------    ----------
             Total deferred tax assets                                                                    202.5         169.9
                                                                                                     ----------    ----------
    Deferred tax liabilities
          Deferred policy acquisition costs & value of business acquired                                  182.9         169.7
          Investments                                                                                      16.3          17.2
          Fixed assets and software                                                                         8.4           6.9
          Unrealized appreciation                                                                         278.6         120.3
          Other                                                                                             5.7           2.3
                                                                                                     ----------    ----------
             Total deferred tax liabilities                                                               491.9         316.4
                                                                                                     ----------    ----------
          Total net deferred tax liability                                                           $    289.4    $    146.5
                                                                                                     ==========    ==========

    Federal income taxes paid were $29.6 million and $46.8 million in 2014 and 2013, respectively. The Company has $6.5 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2034.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    A reconciliation of beginning and ending amounts of unrecognized tax benefits resulting from uncertain tax positions is as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Beginning of the year balance                                                                    $      2.3    $       --
          Additions based on tax positions related to the current year                                      1.6           1.2
          Additions based on tax positions related to prior years                                           0.1           1.1
                                                                                                     ----------    ----------
    End of the year balance                                                                          $      4.0    $      2.3
                                                                                                     ==========    ==========

    Included in the balance of unrecognized tax benefits at December 31, 2014 and 2013 are $4.0 million and $2.3 million, respectively of unrecognized tax benefits that if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The Company recognizes interest or penalties paid or accrued related to unrecognized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

    The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. Beginning July 1, 2014, the Company began ceding the portion of the total risk in excess of $1.0 million for individual life policies. For policies issued prior to July 1, 2014, the ceded portion is in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Direct premiums                                                                    $    555.2    $    499.8    $    487.4
    Reinsurance assumed                                                                     260.9         273.5         302.4
    Reinsurance ceded                                                                      (353.2)       (364.0)       (411.8)
                                                                                       ----------    ----------    ----------
           Net premiums                                                                     462.9         409.3         378.0
                                                                                       ----------    ----------    ----------
           Reinsurance recoveries                                                      $    347.9    $    366.1    $    409.1
                                                                                       ==========    ==========    ==========

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 94 percent of the Company's December 31, 2014, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2014, the carrying value of the FHLBI common stock was $62.1 million. The FHLBI common stock is carried at a redemption value which estimates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $1,292.0 million and $1,166.3 million as of December 31, 2014 and 2013, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as `other policyholder funds' with a carrying value of $1,293.4 million and $1,167.7 million at December 31, 2014 and 2013, respectively. Interest was paid in the amount of $27.3 million and $32.8 million in 2014 and 2013, respectively.

    The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,042.2 million and $1,815.2 million at December 31, 2014 and 2013, respectively and is included in fixed maturities and mortgage loans reported on the consolidated balance sheets. The maximum carrying value of collateral pledged during the reporting period was $1,944.9.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $43.8 million at December 31, 2014.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2014, 2013 and 2012.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2014, 2013 and 2012.

    Surplus Notes and Senior Notes:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Senior notes, 7%, due 2033                                                                       $    200.0    $    200.0
    Surplus notes, 7.75%, due 2026                                                                         75.0          75.0
                                                                                                     ----------    ----------
    Total notes payable                                                                              $    275.0    $    275.0
                                                                                                     ==========    ==========

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.


ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in NAIC publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
        SAP surplus                                                                                  $  1,409.5    $  1,352.6
        Asset valuation reserve                                                                           106.8         104.2
        Deferred policy acquisition costs                                                                 670.1         622.7
        Value of business acquired                                                                         38.3          45.1
        Adjustments to policy reserves                                                                   (172.0)       (187.6)
        Interest maintenance reserves (IMR)                                                                38.7          45.3
        Unrealized gain on invested assets, net                                                           517.4         220.2
        Surplus notes                                                                                     (75.0)        (75.0)
        Deferred gain on indemnity reinsurance                                                            (35.9)        (41.8)
        Deferred income taxes                                                                            (110.6)       (101.3)
        Other, net                                                                                        (60.9)        (21.1)
                                                                                                     ----------    ----------
        GAAP equity                                                                                  $  2,326.4    $  1,963.3
                                                                                                     ==========    ==========

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
        SAP net income                                                                 $     69.2    $     93.8    $     95.2
        Deferred policy acquisition costs                                                    47.4          36.1          30.4
        Value of business acquired                                                           (6.8)        (10.6)         (8.9)
        Adjustments to policy reserves                                                       19.6          10.6          (7.6)
        Deferred income taxes                                                                (7.0)        (12.5)         (5.6)
        Realized gains, net of tax                                                           10.3          18.3          24.0
        IMR amortization                                                                    (12.6)        (11.1)        (11.0)
        Other, net                                                                           (5.1)         (8.6)         (6.4)
                                                                                       ----------    ----------    ----------
          GAAP net income                                                              $    115.0    $    116.0    $    110.1
                                                                                       ==========    ==========    ==========

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.1 million at December 31, 2014 and 2013.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2014, 2013, or 2012. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $140 million in 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM INVESTMENTS -include U.S. government obligations, which include U.S. treasuries. The fair values are based on observable broker bids from active market makers. U.S. treasury securities are actively traded and categorized in Level 1 of the fair value hierarchy.

    DERIVATIVE ASSETS AND LIABILITIES - consist of swaptions and options contracts. The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivatives. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

    CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.

    SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant unobservable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level 3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

    TRANSFERS

    The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2014 and 2013 transfers in and out of Level 3 can be attributed to an analysis of unobservable inputs and the associated use of non-binding broker quotes.

    In 2014, $51.7 million of corporate-private and other assets and loan backed fixed maturities were reclassified from Level 3 to Level 2 to reflect the correct classification of these assets based on the observability of credit spread inputs used in the discounted cash flow calculation.

    In 2013, $11.4 million of Level 3 structured securities were reclassified from 'corporate - public' and 'corporate - private' asset classes to the 'other asset and loan backed' asset class. The reclassification is included as a transfer into (out of) Level 3.

    There were no transfers between Level 1 and Level 2.

    VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

    The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value were as follows:

                                                                                   DECEMBER 31, 2014
                                                           ---------------------------------------------------------------------
                                                            QUOTED PRICES
                                                              IN ACTIVE        SIGNIFICANT       SIGNIFICANT          TOTAL
                                                               MARKETS         OBSERVABLE       UNOBSERVABLE          FAIR
    (IN MILLIONS)                                              LEVEL 1           LEVEL 2          LEVEL 3             VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Assets
           US government & agencies                        $          49.2   $          21.4   $            --   $          70.6
           State & local government                                     --             467.8                --             467.8
           Foreign government                                           --              26.1                --              26.1
           Corporate - public                                           --           8,421.1               9.3           8,430.4
           Corporate - private                                          --           2,534.0              15.9           2,549.9
           Residential mortgage-backed                                  --           1,605.4              92.7           1,698.1
           Commercial mortgage-backed                                   --             999.4              20.9           1,020.3
           Other asset and loan backed                                  --             352.6               1.5             354.1
                                                           ---------------   ---------------   ---------------   ---------------
             Subtotal - fixed maturities                   $          49.2   $      14,427.8   $         140.3   $      14,617.3
           Equity securities                                          25.5              30.2              62.7             118.4
           Derivatives                                                  --              11.0                --              11.0
           Cash equivalents                                          224.0                --                --             224.0
           Separate account assets                                12,864.9                --                --          12,864.9
                                                           ---------------   ---------------   ---------------   ---------------
    Total assets                                           $      13,163.6   $      14,469.0   $         203.0   $      27,835.6
                                                           ===============   ===============   ===============   ===============
    Liabilities
           Derivatives                                     $            --   $           4.4   $            --   $           4.4
           Variable annuity guarantee benefits                          --                --              10.2              10.2
           Fixed index annuities                                        --                --              20.7              20.7
                                                           ---------------   ---------------   ---------------   ---------------
    Total liabilities                                      $            --   $           4.4   $          30.9   $          35.3
                                                           ===============   ===============   ===============   ===============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                                   DECEMBER 31, 2013
                                                           ---------------------------------------------------------------------
                                                            QUOTED PRICES
                                                              IN ACTIVE        SIGNIFICANT       SIGNIFICANT          TOTAL
                                                               MARKETS         OBSERVABLE       UNOBSERVABLE          FAIR
    (IN MILLIONS)                                              LEVEL 1           LEVEL 2          LEVEL 3             VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Assets
           US government & agencies                        $         205.7   $          19.6   $            --   $         225.3
           State & local government                                     --             433.1                --             433.1
           Foreign government                                           --              24.5                --              24.5
           Corporate - public                                           --           7,606.1              27.1           7,633.2
           Corporate - private                                          --           2,191.4              91.7           2,283.1
           Residential mortgage-backed                                  --           1,439.0              26.5           1,465.5
           Commercial mortgage-backed                                   --             833.0                --             833.0
           Other asset and loan backed                                  --             360.3              11.4             371.7
                                                           ---------------   ---------------   ---------------   ---------------
             Subtotal - fixed maturities                   $         205.7   $      12,907.0   $         156.7   $      13,269.4
           Equity securities                                          11.2              27.1              66.6             104.9
           Short-term investments                                      6.9                --                --               6.9
           Derivatives                                                  --               1.6                --               1.6
           Cash equivalents                                          189.8                --                --             189.8
           Separate account assets                                12,148.3                --                --          12,148.3
                                                           ---------------   ---------------   ---------------   ---------------
    Total assets                                           $      12,561.9   $      12,935.7   $         223.3   $      25,720.9
                                                           ===============   ===============   ===============   ===============
    Liabilities
           Variable annuity guarantee benefits             $            --   $            --   $           3.8   $           3.8
           Fixed index annuities                                        --                --               8.1               8.1
                                                           ---------------   ---------------   ---------------   ---------------
    Total liabilities                                      $            --   $            --   $          11.9   $          11.9
                                                           ===============   ===============   ===============   ===============

    The Company has revised the 2013 table above to remove $47.4 million of assets which are not carried at fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                            DECEMBER 31, 2014
                                     ----------------------------------------------------------------------------------------------
                                      FAIR
    (IN MILLIONS)                     VALUE   VALUATION TECHNIQUE(S)        UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
    -------------------------------  ------   ----------------------  -----------------------------  ------------------------------
    Assets
      Corporate - public             $  9.3   Broker quotes           Quoted prices                  99.26 to 104.47
      Corporate - private              15.9   Broker quotes           Quoted prices                  97.08 to 100.54
      Residential mortgage-backed      70.0   Broker quotes           Quoted prices                  94.25 to 103.18
      Residential mortgage-backed      22.7   Discounted cash flow    Credit spreads*                155 basis points
      Commercial mortgage-backed       20.9   Discounted cash flow    Credit spreads*                110 to 130 basis points (124)
      Other asset and loan backed       1.5   Discounted cash flow    Credit spreads*                76 to 135 basis points (110)
      Equity securities                62.7   Redemption value        Redemption value               100

    Liabilities
      Variable annuity guarantee     $(10.2)  Monte Carlo simulation  Lapse rate                     1% - 30%
        benefits                                                      Mortality rate                 based on Annuity 2000
                                                                                                       basic table
                                                                      GMIB waiting period            all may exercise benefit
                                                                                                       beginning in 2013
                                                                      GMIB utilization rates         0% - 30%
                                                                      GMWB utilization rates         0% - 100%
                                                                      Volatility of fund returns     14% - 37%
                                                                      Discount rate for cash flows   90-day Treasury rate
                                                                      Projection period              maturity of policy
    Fixed index annuities            $(20.7)  Discounted cash flow    Lapse rate                     2%-35%
                                                                      Mortality rate                 based on Annuity 2000 basic
                                                                                                       table
                                                                      Discount rate for cash flows   1-yr forward Treasury rate
                                                                      Projection period              25 years

----------
    *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                            DECEMBER 31, 2013
                                        --------------------------------------------------------------------------------------------
                                         FAIR
    (IN MILLIONS)                        VALUE    VALUATION TECHNIQUE(S)     UNOBSERVABLE INPUT        RANGE (WEIGHTED AVERAGE)
    ---------------------------------   -------  -----------------------  -----------------------  ---------------------------------
    Assets
        Corporate - public              $ 27.1   Discounted cash flow     Credit spreads*          62.5 to 143 basis points (89)
        Corporate - private               84.6   Discounted cash flow     Credit spreads*          195 to 357 basis points (307)
        Corporate - private                7.1   Broker quotes            Quoted prices            95.42 to 101.38
        Residential mortgage-backed       26.5   Broker quotes            Quoted prices            92.12 to 99.97
        Other asset and loan backed       11.4   Discounted cash flow     Credit spreads*          51 to 435 basis points (145)
        Equity securities                 66.6   Market comparables       Comparable returns       3.4% yield

    Liabilities
        Variable annuity guarantee
          benefits                      $ (3.8)  Monte Carlo simulation   Lapse rate               1% - 45%
                                                                          Mortality rate           based on Annuity 2000 basic table
                                                                          GMIB waiting period      all may exercise benefit
                                                                                                     beginning in 2013
                                                                          GMIB utilization rates   0% - 30%
                                                                          GMWB utilization rates   0% - 100%
                                                                          Volatility of fund
                                                                            returns                8% - 23%
                                                                          Discount rate for cash
                                                                            flows                  90-day Treasury rate
                                                                          Projection period        maturity of policy
        Fixed index annuities           $ (8.1)  Discounted cash flow     Lapse rate               2%-35%
                                                                          Mortality rate           based on Annuity 2000 basic table
                                                                          Discount rate for cash
                                                                            flows                  1-yr forward Treasury rate
                                                                          Projection period        25 years

----------
    *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                               FIXED             EQUITY
    (IN MILLIONS)                                            MATURITIES        SECURITIES        LIABILITIES         TOTAL
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2012                           $         166.1   $          66.7   $         (20.6)  $         212.2
           Gains (losses) included in net income                      (0.6)             (0.1)             13.7              13.0
           Gains (losses) included in other
             comprehensive income                                     (5.4)               --                --              (5.4)
           Purchases                                                  24.6               4.0                --              28.6
           Issuances                                                  16.0                --                --              16.0
           Sales                                                     (11.4)             (4.0)             (6.1)            (21.5)
           Settlements                                               (15.1)               --               1.1             (14.0)
           Transfer into (out of) Level 3:
             Transfers into Level 3                                   40.6                --                --              40.6
             Transfers (out of) Level 3                              (58.1)               --                --             (58.1)
                                                           ---------------   ---------------   ---------------   ---------------
           Total transfers (out of) Level 3                          (17.5)               --                --             (17.5)
                                                           ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2013                           $         156.7   $          66.6   $         (11.9)  $         211.4
           Gains (losses) included in net income                       1.6                --             (10.3)             (8.7)
           Gains (losses) included in other
             comprehensive income                                      0.3                --                --               0.3
           Purchases                                                  90.6              11.8                --             102.4
           Issuances                                                   9.4                --                --               9.4
           Sales                                                      (0.6)            (15.7)             (9.0)            (25.3)
           Settlements                                               (46.7)               --               0.3             (46.4)
           Transfer into (out of) Level 3:
             Transfers into Level 3                                    1.9                --                --               1.9
             Transfers (out of) Level 3                              (72.9)               --                --             (72.9)
                                                           ---------------   ---------------   ---------------   ---------------
           Total transfers (out of) Level 3                          (71.0)               --                --             (71.0)
                                                           ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2014                           $         140.3   $          62.7   $         (30.9)  $         172.1
                                                           ===============   ===============   ===============   ===============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

                                                                                       RESIDENTIAL      COMMERCIAL     OTHER ASSET
                                                       CORPORATE -     CORPORATE -      MORTGAGE-        MORTGAGE-       AND LOAN
    (IN MILLIONS)                                        PUBLIC          PRIVATE         BACKED           BACKED          BACKED
    ------------------------------------------------   ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2012                       $       63.3    $       78.0    $       19.7    $        4.8    $        0.3
           Gains included in net income                          --              --            (0.6)             --              --
           Gains included in other
             comprehensive income                              (1.3)           (2.1)           (1.5)             --            (0.5)
           Purchases                                             --             0.1            24.5              --              --
           Issuances                                            7.0             9.0              --              --              --
           Sales                                                 --            (2.1)           (9.3)             --              --
           Settlements                                         (2.5)           (6.8)           (4.5)             --            (1.3)
           Transfer into (out of) Level 3:
             Transfers into Level 3                            10.7            17.0              --              --            12.9
             Transfers (out of) Level 3                       (50.1)           (1.4)           (1.8)           (4.8)             --
                                                       ------------    ------------    ------------    ------------    ------------
           Total transfers into (out of) Level 3              (39.4)           15.6            (1.8)           (4.8)           12.9
                                                       ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2013                       $       27.1    $       91.7    $       26.5    $         --    $       11.4
           Gains included in net income                          --             1.5             0.1              --              --
           Gains included in other
             comprehensive income                               0.2            (2.0)            1.8             0.5            (0.2)
           Purchases                                             --             0.5            69.7            20.4              --
           Issuances                                             --             9.4              --              --              --
           Sales                                                 --            (0.6)             --              --              --
           Settlements                                           --           (34.3)           (5.4)             --            (7.0)
           Transfer into (out of) Level 3:
             Transfers into Level 3                             1.9              --              --              --              --
             Transfers (out of) Level 3                       (19.9)          (50.3)             --              --            (2.7)
                                                       ------------    ------------    ------------    ------------    ------------
           Total transfers (out of) Level 3                   (18.0)          (50.3)             --              --            (2.7)
                                                       ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2014                       $        9.3    $       15.9    $       92.7    $       20.9    $        1.5
                                                       ============    ============    ============    ============    ============

    Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    Other invested assets are carried at cost or at cost plus the Company's equity in undistributed net equity since acquisition. The other invested assets carried at cost plus the Company's equity in undistributed net equity since acquisition approximates fair value. For other invested assets carried at cost, estimated fair value was determined based on the fund statements, which approximates fair value.

    The carrying value of policy loans approximates fair value.

    The carrying value of COLI represents the cash surrender value which approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                         2014                               2013
                                                           ---------------------------------   ---------------------------------
                                                               CARRYING           FAIR           CARRYING           FAIR
    (IN MILLIONS)                                                VALUE            VALUE            VALUE            VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Mortgage loans                                         $       1,892.2   $       1,965.3   $       1,762.3   $       1,797.3
    Other invested assets                                             54.3              61.6              47.4              53.1
    Policy loans                                                     312.0             312.0             286.6             286.6
    COLI                                                              57.2              57.2              56.0              56.0
    Funding agreements - refer to Note 8                           1,293.4           1,319.7           1,167.7           1,206.0
    Surplus notes and notes payable                                  275.0             345.3             275.0             282.5

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 20, 2015, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square

                          Indianapolis, Indiana 46206-0368


                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2015

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1.    Included in Prospectus (Part A):

            Condensed Financial Information (14)

      2.    Included in Statement of Additional Information (Part B):

            (a)   Financial Statements of OneAmerica Financial Partners, Inc.
                  (14)

                        Report of Independent Auditors

                        Consolidated Balance Sheets as of December 31, 2014 and 2013

                        Consolidated Statements of Operations for years ended December 31, 2014 and 2013

                        Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2014, 2013, and 2012

                        Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

                        Notes to Consolidated Financial Statements

            (b)   Financial Statements of AUL American Unit Trust (14)

                  Registrant's Annual Report for the year ended December 31, 2014 contains the following Financial Statements:

                        A Message From the President & CEO of American United Life Insurance Company

                        Report of Independent Registered Public Accounting Firm

                        Statements of Net Assets as of December 31, 2014

                        Statements of Operations as of December 31, 2014

                        Statements of Changes in Net Assets as of December 31, 2014 and 2013

                        Notes to Financial Statements

(b)   Exhibits

      1. Resolution of Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Unit Trust (1)

      2.    Not applicable

      3.    Underwriting Agreements

            3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

            3.2   Form of Selling Agreement (8)

      4.    Group Annuity Contract Forms:

            4.1   TDA Voluntary Contract, Form P-12511 (1)

            4.2   TDA Employer Sponsored Contract, Form P-12621 (1)

            4.3 TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

            4.4   TDA Custodial SPL Contract, Form P-12833 (1)

            4.5   TDA Custodial Contract, Form P-12833 (1) (3)

            4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

            4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

            4.8   IRA Non-Custodial Contract, Form P-12566 (1)

            4.9   IRA Custodial Contract, Form P-12867 (1) (3)

            4.10  DCP Contract, Form P-12518 (1)

            4.11  IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

            4.12 IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

            4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

            4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

            4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

            4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

            4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

            4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

            4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

            4.20 Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

            4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

            4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

            4.25  AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

            4.26  AUL Omni DCP MFVA - Form DCP.OM (8)

            4.27  AUL Loan Administration Fee Addendum to Group Annuity Contract
                  (9)

            4.28 AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

            4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

            4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

            4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

            4.32  Amendment to the TDA Group Annuity Contract (10)

            4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

            4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

            4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

            4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

            4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

            4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

            4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

            4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA)
                  (12)

            4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

            4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

      5.    Application Forms and other forms:

            5.1   AUL American Series Enrollment Form P-12464 (1)

            5.2   Employer Sponsored TDA Enrollment Form P-12477 (1)

            5.3   AUL Select Annuity Enrollment Form P-14009 (1)

            5.4   Application for No-Load IRA Contract, P-12503 (2)

            5.5   AUL American Series Enrollment Form P-11464 G (4)

            5.6 Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

      6.    Certificate of Incorporation and By-Laws of the Depositor

            6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

            6.4 Second Amended and Restated By-Laws of American United Life Insurance Company (6)

      7.    Not applicable

      8.    Form of Participation Agreements:

            8.1   Form of Participation Agreement with Alger American Fund (1)

            8.2   Form of Participation Agreement with American Century (1)

                  8.2.1 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.2 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

            8.3   Form of Participation Agreement with Calvert Variable Series
                  (1)

            8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

            8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

            8.6   Form of Participation Agreement with Janus Aspen Series (1)

            8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

            8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)

            8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

            8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

            8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

            8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

            8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

            8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)(6)

            8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

            8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

            8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company
                  (5)

            8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company
                  (5)

            8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

            8.22 Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

            8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

            8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

            8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

            8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

            8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

            8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

            8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

            8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

            8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

            8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

            8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

            8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

            8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company
                  (8)

            8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company
                  (8)

            8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

            8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

            8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

            8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

            8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

            8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

            8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company
                  (11)

            8.48 Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

            8.49 Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

            8.50 Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

            8.51 Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

            8.52 Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

            8.53 Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.54 Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc.
                  (14)

            8.55 Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

      9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

      10.   Miscellaneous Consents

            10.1  Consent of Independent Auditors (14)

            10.2  Consent of Dechert Price & Rhoads (1)

            10.3  Powers of Attorney (13)

            10.4  Rule 483 Certified Resolution (14)

      11.   Not applicable

      12.   Not applicable

----------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 43 (File No. 33-1375) on April 24, 2015.

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                                   WITH AUL
---------------------------------------------------------   ---------------------------------------------------------
J. Scott Davison                                            President and Chief Executive Officer (8/13 - present);
                                                            Executive Vice President (2/11 - 8/13); Chief Financial
                                                            Officer (6/04 - 2/11)

Jeffrey D. Holley                                           EVP Chief Financial Officer & Treasurer, (6/14 -
                                                            present); Chief Financial Officer & Treasurer (9/11 -
                                                            6/14); Director, AUL (10/11 - present)

John C. Mason                                               Senior Vice President & Chief Investment Officer (5/13 -
                                                            present); Chief Investment Officer (3/12 - 5/13); Vice
                                                            President, Investments (8/11 - 3/12); Vice President,
                                                            Fixed Income Securities (2/10 - 8/11); Vice President,
                                                            Marketable Bonds (11/04 - 2/10)

Mark C. Roller                                              EVP Organizational & Operational Development (6/14 -
                                                            present); Senior Vice President, Human Resources &
                                                            Corporate Support, (12/01 - 6/14); Director, AUL (12/01
                                                            - present)

Thomas M. Zurek                                             EVP General Counsel & Secretary (8/14 - present);
                                                            General Counsel & Secretary (8/02 - 8/14); Director, AUL
                                                            (8/02 - present)

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a Stock Holding Company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2014, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 66 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2014. As a result of the transaction, the separate accounts of AUL have acquired a 99.77% equity interest in the Fund.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2014, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2014, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of February 1, 2015, there were 2,511 qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                           WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   ------------------------------------------------------------
Richard M. Ellery                                           Chairman of the Board, Director & President

Beth Haney                                                  Treasurer, Acting Financial Operations Principal & Director

Dennis C. Martin                                            Director

Terry W. Burns                                              Director

Matthew T. Fleetwood                                        Vice President, Sales & New Business

James Crampton                                              Tax Director

Sue E. Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                            Vice President, Business Technology

Jay B. Williams                                             Chief Compliance Officer

John W. Zeigler                                             Vice President, Insurance Agency Registrations

Eric D. Smiley                                              Vice President, Operations

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 24th day of April, 2015.

                                    AUL AMERICAN UNIT TRUST
                                    By: American United Life Insurance Company

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: President & CEO

                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: President & CEO

* By: /s/ Richard M. Ellery
      --------------------------------

Richard M. Ellery as attorney-in-fact
Date: April 24, 2015

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

               SIGNATURE                                  TITLE                                  DATE
----------------------------------------  -------------------------------------  -------------------------------------
J. Scott Davison*                         Director                               April 24, 2015

Jeffrey D. Holley*                        Director                               April 24, 2015

Mark C. Roller*                           Director                               April 24, 2015

John C. Mason*                            Director                               April 24, 2015

Thomas M. Zurek*                          Director                               April 24, 2015

/s/ Richard M. Ellery
---------------------------------------------

*By: Richard M. Ellery as Attorney-in-fact
Date: April 24, 2015

                          EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)                                                  NAME OF EXHIBIT
----------------------------------------------------------   ---------------------------------------------------------
                           8.53                              Form of Recordkeeping Agreement between Federated
                                                             Shareholder Services Company American United Life
                                                             Insurance Company and OneAmerica Securities, Inc.

                           8.54                              Form of Participation Agreement among Putnam Management
                                                             Limited Partnership, Putnam Investor Services, Inc.,
                                                             American United Life Insurance Company and OneAmerica
                                                             Securities, Inc.

                           8.55                              Form of Shareholder Servicing Agreement between
                                                             Schwartz Investment Counsel, Inc., American United Life
                                                             Insurance Company and OneAmerica Securities, Inc.

                           10.1                              Consent of Independent Auditor

                           10.4                              Rule 483 Certified Resolution